UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: January 31, 2018

Item 1.    Reports to Stockholders

This filing is on behalf of fifty of the fifty-five Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

JANUARY 31, 2018

Dear SunAmerica Series Trust Investor:

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2018. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE January 31, 2018

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2017 and held until January 31, 2018. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Period Ended January 31, 2018” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Period Ended January 31, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended January 31, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Period Ended January 31, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended January 31, 2018” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2018

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2017	Ending Account Value Using Actual Return at January 31, 2018	Expenses Paid During the Period Ended January 31, 2018*	Beginning Account Value at August 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2018	Expenses Paid During the Period Ended January 31, 2018*	Annualized Expense Ratio*
SA AB Growth
Class 1	$1,000.00	$1,183.44	$3.58	$1,000.00	$1,021.93	$3.31	0.65%
Class 2	$1,000.00	$1,182.48	$4.40	$1,000.00	$1,021.17	$4.08	0.80%
Class 3	$1,000.00	$1,182.12	$4.95	$1,000.00	$1,020.67	$4.58	0.90%
SA AB Small & Mid Cap Value@
Class 1	$1,000.00	$1,128.83	$5.15	$1,000.00	$1,020.37	$4.89	0.96%
Class 2	$1,000.00	$1,128.33	$5.95	$1,000.00	$1,019.61	$5.65	1.11%
Class 3	$1,000.00	$1,127.18	$6.49	$1,000.00	$1,019.11	$6.16	1.21%
SA BlackRock VCP Global Multi Asset#
Class 1	$1,000.00	$1,063.67	$4.73	$1,000.00	$1,020.62	$4.63	0.91%
Class 3	$1,000.00	$1,061.41	$6.03	$1,000.00	$1,019.36	$5.90	1.16%
SA Boston Company Capital Growth#@
Class 1	$1,000.00	$1,165.59	$4.20	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$1,165.11	$5.02	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$1,164.06	$5.56	$1,000.00	$1,020.06	$5.19	1.02%
SA Columbia Technology#@
Class 1	$1,000.00	$1,158.71	$5.60	$1,000.00	$1,020.01	$5.24	1.03%
Class 2	$1,000.00	$1,156.69	$6.41	$1,000.00	$1,019.26	$6.01	1.18%
Class 3	$1,000.00	$1,157.65	$6.96	$1,000.00	$1,018.75	$6.51	1.28%
SA DFA Ultra Short Bond@
Class 1	$1,000.00	$1,000.35	$2.52	$1,000.00	$1,022.68	$2.55	0.50%
Class 2	$1,000.00	$1,000.32	$3.28	$1,000.00	$1,021.93	$3.31	0.65%
Class 3	$1,000.00	$999.34	$3.78	$1,000.00	$1,021.42	$3.82	0.75%
SA Dogs of Wall Street@
Class 1	$1,000.00	$1,162.61	$3.49	$1,000.00	$1,021.98	$3.26	0.64%
Class 2	$1,000.00	$1,161.99	$4.31	$1,000.00	$1,021.22	$4.02	0.79%
Class 3	$1,000.00	$1,161.64	$4.85	$1,000.00	$1,020.72	$4.53	0.89%
SA Federated Corporate Bond@
Class 1	$1,000.00	$1,006.39	$2.73	$1,000.00	$1,022.48	$2.75	0.54%
Class 2	$1,000.00	$1,006.11	$3.49	$1,000.00	$1,021.73	$3.52	0.69%
Class 3	$1,000.00	$1,005.53	$3.99	$1,000.00	$1,021.22	$4.02	0.79%
SA Fixed Income Index#+
Class 1	$1,000.00	$995.10	$1.71	$1,000.00	$1,023.49	$1.73	0.34%
Class 3	$1,000.00	$993.13	$2.96	$1,000.00	$1,022.23	$3.01	0.59%
SA Fixed Income Intermediate Index#++
Class 1	$1,000.00	$986.00	$1.09	$1,000.00	$1,023.49	$1.73	0.34%
Class 3	$1,000.00	$986.00	$1.89	$1,000.00	$1,022.23	$3.01	0.59%
SA Franklin Foreign Value@
Class 1	$1,000.00	$1,085.72	$4.36	$1,000.00	$1,021.02	$4.23	0.83%
Class 2	$1,000.00	$1,085.39	$5.15	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$1,084.68	$5.67	$1,000.00	$1,019.76	$5.50	1.08%
SA Franklin Small Company Value#@
Class 1	$1,000.00	$1,102.13	$5.19	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$1,100.69	$6.51	$1,000.00	$1,019.00	$6.26	1.23%
SA Goldman Sachs Global Bond@
Class 1	$1,000.00	$1,022.83	$3.67	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$1,021.22	$4.43	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$1,020.84	$4.94	$1,000.00	$1,020.32	$4.94	0.97%
SA Goldman Sachs Multi-Asset Insights#++
Class 1	$1,000.00	$1,062.29	$2.77	$1,000.00	$1,021.02	$4.23	0.83%
Class 3	$1,000.00	$1,061.74	$3.60	$1,000.00	$1,019.76	$5.50	1.08%
SA Index Allocation 60-40+#
Class 1	$1,000.00	$1,083.41	$0.95	$1,000.00	$1,024.30	$0.92	0.18%
Class 3	$1,000.00	$1,082.17	$2.26	$1,000.00	$1,023.04	$2.19	0.43%
SA Index Allocation 80-20+#
Class 1	$1,000.00	$1,113.05	$0.96	$1,000.00	$1,024.30	$0.92	0.18%
Class 3	$1,000.00	$1,111.86	$2.29	$1,000.00	$1,023.04	$2.19	0.43%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2018

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2017	Ending Account Value Using Actual Return at January 31, 2018	Expenses Paid During the Period Ended January 31, 2018*	Beginning Account Value at August 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2018	Expenses Paid During the Period Ended January 31, 2018*	Annualized Expense Ratio*
SA Index Allocation 90-10#+
Class 1	$1,000.00	$1,127.56	$0.97	$1,000.00	$1,024.30	$0.92	0.18%
Class 3	$1,000.00	$1,126.28	$2.30	$1,000.00	$1,023.04	$2.19	0.43%
SA International Index#+
Class 1	$1,000.00	$1,114.89	$2.77	$1,000.00	$1,022.58	$2.65	0.52%
Class 3	$1,000.00	$1,112.71	$4.10	$1,000.00	$1,021.32	$3.92	0.77%
SA Invesco Growth Opportunities@
Class 1	$1,000.00	$1,131.73	$4.24	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$1,130.64	$5.05	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$1,130.00	$5.58	$1,000.00	$1,019.96	$5.30	1.04%
SA Invesco VCP Equity-Income#@
Class 1	$1,000.00	$1,089.80	$4.37	$1,000.00	$1,021.02	$4.23	0.83%
Class 3	$1,000.00	$1,089.31	$5.69	$1,000.00	$1,019.76	$5.50	1.08%
SA Janus Focused Growth#
Class 1	$1,000.00	$1,159.06	$4.35	$1,000.00	$1,021.17	$4.08	0.80%
Class 2	$1,000.00	$1,157.57	$5.17	$1,000.00	$1,020.42	$4.84	0.95%
Class 3	$1,000.00	$1,156.71	$5.71	$1,000.00	$1,019.91	$5.35	1.05%
SA JPMorgan Balanced#@
Class 1	$1,000.00	$1,099.93	$3.76	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,099.17	$4.55	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,098.69	$5.08	$1,000.00	$1,020.37	$4.89	0.96%
SA JPMorgan Emerging Markets#@
Class 1	$1,000.00	$1,186.82	$6.17	$1,000.00	$1,019.56	$5.70	1.12%
Class 2	$1,000.00	$1,186.35	$7.00	$1,000.00	$1,018.80	$6.46	1.27%
Class 3	$1,000.00	$1,185.72	$7.55	$1,000.00	$1,018.30	$6.97	1.37%
SA JPMorgan Equity-Income#@
Class 1	$1,000.00	$1,155.39	$3.10	$1,000.00	$1,022.33	$2.91	0.57%
Class 2	$1,000.00	$1,154.50	$3.91	$1,000.00	$1,021.58	$3.67	0.72%
Class 3	$1,000.00	$1,153.75	$4.45	$1,000.00	$1,021.07	$4.18	0.82%
SA JPMorgan Global Equities#@
Class 1	$1,000.00	$1,155.17	$4.13	$1,000.00	$1,021.37	$3.87	0.76%
Class 2	$1,000.00	$1,154.41	$4.94	$1,000.00	$1,020.62	$4.63	0.91%
Class 3	$1,000.00	$1,153.83	$5.48	$1,000.00	$1,020.11	$5.14	1.01%
SA JPMorgan MFS Core Bond#
Class 1	$1,000.00	$998.43	$2.67	$1,000.00	$1,022.53	$2.70	0.53%
Class 2	$1,000.00	$997.86	$3.42	$1,000.00	$1,021.78	$3.47	0.68%
Class 3	$1,000.00	$997.10	$3.93	$1,000.00	$1,021.27	$3.97	0.78%
SA JPMorgan Mid-Cap Growth#@
Class 1	$1,000.00	$1,168.60	$4.37	$1,000.00	$1,021.17	$4.08	0.80%
Class 2	$1,000.00	$1,167.28	$5.19	$1,000.00	$1,020.42	$4.84	0.95%
Class 3	$1,000.00	$1,166.87	$5.73	$1,000.00	$1,019.91	$5.35	1.05%
SA Large Cap Index#@
Class 1	$1,000.00	$1,152.16	$1.79	$1,000.00	$1,023.54	$1.68	0.33%
Class 3++	$1,000.00	$1,110.64	$2.01	$1,000.00	$1,022.23	$3.01	0.59%
SA Legg Mason BW Large Cap Value#
Class 1	$1,000.00	$1,159.50	$3.81	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,158.83	$4.63	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,158.23	$5.17	$1,000.00	$1,020.42	$4.84	0.95%
SA Legg Mason Tactical Opportunities#++
Class 1	$1,000.00	$1,063.84	$2.70	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,063.29	$3.54	$1,000.00	$1,019.86	$5.40	1.06%
SA MFS Blue Chip Growth@
Class 1	$1,000.00	$1,186.34	$3.80	$1,000.00	$1,021.73	$3.52	0.69%
Class 2	$1,000.00	$1,185.40	$4.63	$1,000.00	$1,020.97	$4.28	0.84%
Class 3	$1,000.00	$1,184.95	$5.18	$1,000.00	$1,020.47	$4.79	0.94%
SA MFS Massachusetts Investors
Class 1	$1,000.00	$1,145.54	$3.79	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,144.27	$4.59	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,143.61	$5.13	$1,000.00	$1,020.42	$4.84	0.95%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2018

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2017	Ending Account Value Using Actual Return at January 31, 2018	Expenses Paid During the Period Ended January 31, 2018*	Beginning Account Value at August 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2018	Expenses Paid During the Period Ended January 31, 2018*	Annualized Expense Ratio*
SA MFS Telecom Utility@
Class 1	$1,000.00	$1,012.66	$5.02	$1,000.00	$1,020.21	$5.04	0.99%
Class 2	$1,000.00	$1,011.60	$5.78	$1,000.00	$1,019.46	$5.80	1.14%
Class 3	$1,000.00	$1,011.49	$6.29	$1,000.00	$1,018.95	$6.31	1.24%
SA MFS Total Return
Class 1	$1,000.00	$1,073.57	$3.66	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,072.82	$4.44	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,072.24	$4.96	$1,000.00	$1,020.42	$4.84	0.95%
SA Mid Cap Index#+
Class 1	$1,000.00	$1,116.90	$2.13	$1,000.00	$1,023.19	$2.04	0.40%
Class 3	$1,000.00	$1,114.74	$3.46	$1,000.00	$1,021.93	$3.31	0.65%
SA Morgan Stanley International Equities@
Class 1	$1,000.00	$1,096.96	$4.55	$1,000.00	$1,020.87	$4.38	0.86%
Class 2	$1,000.00	$1,095.76	$5.34	$1,000.00	$1,020.11	$5.14	1.01%
Class 3	$1,000.00	$1,095.16	$5.86	$1,000.00	$1,019.61	$5.65	1.11%
SA Oppenheimer Main Street Large Cap@
Class 1	$1,000.00	$1,095.04	$4.07	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$1,094.63	$4.86	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$1,093.60	$5.38	$1,000.00	$1,020.06	$5.19	1.02%
SA PIMCO VCP Tactical Balanced#@
Class 1	$1,000.00	$1,104.43	$4.67	$1,000.00	$1,020.77	$4.48	0.88%
Class 3	$1,000.00	$1,102.19	$6.04	$1,000.00	$1,019.46	$5.80	1.14%
SA PineBridge High-Yield Bond@
Class 1	$1,000.00	$1,025.19	$3.37	$1,000.00	$1,021.88	$3.36	0.66%
Class 2	$1,000.00	$1,023.45	$4.13	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,022.43	$4.64	$1,000.00	$1,020.62	$4.63	0.91%
SA Putnam International Growth and Income#@
Class 1	$1,000.00	$1,111.02	$5.00	$1,000.00	$1,020.47	$4.79	0.94%
Class 2	$1,000.00	$1,109.91	$5.80	$1,000.00	$1,019.71	$5.55	1.09%
Class 3	$1,000.00	$1,109.05	$6.33	$1,000.00	$1,019.21	$6.06	1.19%
SA Pyramis® Real Estate@
Class 1	$1,000.00	$968.82	$4.02	$1,000.00	$1,021.12	$4.13	0.81%
Class 2	$1,000.00	$968.04	$4.76	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$967.05	$5.26	$1,000.00	$1,019.86	$5.40	1.06%
SA Schroders VCP Global Allocation#
Class 1	$1,000.00	$1,083.69	$4.73	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$1,081.24	$6.09	$1,000.00	$1,019.36	$5.90	1.16%
SA Small Cap Index#+
Class 1	$1,000.00	$1,109.53	$2.39	$1,000.00	$1,022.94	$2.29	0.45%
Class 3	$1,000.00	$1,108.44	$3.72	$1,000.00	$1,021.68	$3.57	0.70%
SA T. Rowe Price Asset Allocation Growth#++
Class 1	$1,000.00	$1,075.61	$2.72	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,075.05	$3.56	$1,000.00	$1,019.86	$5.40	1.06%
SA T. Rowe Price VCP Balanced#
Class 1	$1,000.00	$1,110.17	$4.52	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,108.22	$5.85	$1,000.00	$1,019.66	$5.60	1.10%
SA VCP Dynamic Allocation#@
Class 1	$1,000.00	$1,127.49	$1.13	$1,000.00	$1,024.15	$1.07	0.21%
Class 3	$1,000.00	$1,126.11	$2.47	$1,000.00	$1,022.89	$2.35	0.46%
SA VCP Dynamic Strategy#@
Class 1	$1,000.00	$1,121.44	$1.18	$1,000.00	$1,024.10	$1.12	0.22%
Class 3	$1,000.00	$1,120.05	$2.51	$1,000.00	$1,022.84	$2.40	0.47%
SA VCP Index Allocation#++
Class 1	$1,000.00	$1,094.56	$0.95	$1,000.00	$1,023.79	$1.43	0.28%
Class 3	$1,000.00	$1,094.00	$1.79	$1,000.00	$1,022.53	$2.70	0.53%

6

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2018

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2017	Ending Account Value Using Actual Return at January 31, 2018	Expenses Paid During the Period Ended January 31, 2018*	Beginning Account Value at August 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2018	Expenses Paid During the Period Ended January 31, 2018*	Annualized Expense Ratio*
SA WellsCap Aggressive Growth@
Class 1	$1,000.00	$1,170.45	$4.65	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$1,170.18	$5.47	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$1,169.29	$6.01	$1,000.00	$1,019.66	$5.60	1.10%
SA WellsCap Fundamental Growth@
Class 1	$1,000.00	$1,199.57	$5.10	$1,000.00	$1,020.57	$4.69	0.92%
Class 2	$1,000.00	$1,198.53	$5.93	$1,000.00	$1,019.81	$5.45	1.07%
Class 3	$1,000.00	$1,197.96	$6.48	$1,000.00	$1,019.31	$5.96	1.17%

@	See Note 1
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days (to reflect the one-half year period) except for SA Fixed Income Intermediate Index Portfolio, SA Goldman Sachs Multi-Asset Insights Portfolio, SA Large Cap Index Portfolio Class 3, SA Legg Mason Tactical Opportunities Portfolio, SA T. Rowe Price Asset Allocation Growth Portfolio, SA VCP Index Allocation Portfolio, “Actual Return” Information which were multiplied by 118 days divided by 365 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended January 31, 2018” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended January 31, 2018 ” and the “Annualized Expense Ratio” would have been lower.
+	Commenced operations on February 6, 2017
++	Commenced operations on October 6, 2017

7

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Web Portals/ISP	8.7%
Time Deposits	8.6
Internet Content-Entertainment	7.1
Medical Instruments	6.0
Finance-Credit Card	5.1
Commercial Services-Finance	4.5
Medical-HMO	4.3
Retail-Discount	3.9
Retail-Building Products	3.8
Medical-Biomedical/Gene	3.7
Computers	3.6
Electronic Components-Semiconductors	3.4
Electronic Forms	3.2
Medical-Drugs	3.0
Beverages-Wine/Spirits	2.9
Beverages-Non-alcoholic	2.6
Machinery-General Industrial	2.2
Entertainment Software	2.2
Retail-Major Department Stores	1.9
Athletic Footwear	1.7
Electronic Security Devices	1.5
Retail-Automobile	1.5
Coatings/Paint	1.5
Cable/Satellite TV	1.4
Computer Services	1.4
Medical Information Systems	1.3
Retail-Perfume & Cosmetics	1.3
Diversified Manufacturing Operations	1.2
Auto/Truck Parts & Equipment-Original	1.2
Data Processing/Management	0.9
E-Commerce/Services	0.7
Retail-Restaurants	0.7
Networking Products	0.6
Electronic Connectors	0.6
Medical Products	0.6
Transport-Rail	0.6
Instruments-Controls	0.5
Applications Software	0.5
Dental Supplies & Equipment	0.1

100.5%

*	Calculated as a percentage of net assets

8

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 91.9%
Applications Software — 0.5%
Red Hat, Inc.†	23,690	$3,112,392

Athletic Footwear — 1.7%
NIKE, Inc., Class B	163,656	11,164,612

Auto/Truck Parts & Equipment-Original — 1.2%
WABCO Holdings, Inc.†	49,399	7,626,712

Beverages-Non-alcoholic — 2.6%
Monster Beverage Corp.†	247,349	16,876,622

Beverages-Wine/Spirits — 2.9%
Constellation Brands, Inc., Class A	85,740	18,817,358

Cable/Satellite TV — 1.4%
Comcast Corp., Class A	213,534	9,081,601

Coatings/Paint — 1.5%
Sherwin-Williams Co.	22,870	9,539,306

Commercial Services-Finance — 4.5%
MarketAxess Holdings, Inc.	50,236	9,856,806
PayPal Holdings, Inc.†	107,260	9,151,423
S&P Global, Inc.	56,940	10,311,834

		29,320,063

Computer Services — 1.4%
Cognizant Technology Solutions Corp., Class A	115,577	9,012,694

Computers — 3.6%
Apple, Inc.	141,109	23,625,880

Data Processing/Management — 0.9%
Fiserv, Inc.†	41,200	5,802,608

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	3,554	931,148

Diversified Manufacturing Operations — 1.2%
A.O. Smith Corp.	116,300	7,766,514

E-Commerce/Services — 0.7%
Priceline Group, Inc.†	2,298	4,393,891

Electronic Components-Semiconductors — 3.4%
NVIDIA Corp.	16,106	3,958,855
Texas Instruments, Inc.	22,080	2,421,513
Xilinx, Inc.	216,648	15,819,637

		22,200,005

Electronic Connectors — 0.6%
Amphenol Corp., Class A	41,106	3,813,404

Electronic Forms — 3.2%
Adobe Systems, Inc.†	103,800	20,735,088

Electronic Security Devices — 1.5%
Allegion PLC	111,972	9,641,909

Entertainment Software — 2.2%
Activision Blizzard, Inc.	88,760	6,579,779
Electronic Arts, Inc.†	61,740	7,838,510

		14,418,289

Finance-Credit Card — 5.1%
Visa, Inc., Class A	265,926	33,035,987

Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	5,117	3,455,305

Internet Content-Entertainment — 7.1%
Facebook, Inc., Class A†	246,192	46,010,823

Security Description	Shares/ Principal Amount	Value (Note 2)
Machinery-General Industrial — 2.2%
IDEX Corp.	17,260	$2,476,465
Roper Technologies, Inc.	43,219	12,126,819

		14,603,284

Medical Information Systems — 1.3%
Cerner Corp.†	127,891	8,841,105

Medical Instruments — 6.0%
Edwards Lifesciences Corp.†	151,076	19,123,200
Intuitive Surgical, Inc.†	46,343	20,004,883

		39,128,083

Medical Products — 0.6%
Stryker Corp.	22,970	3,775,809

Medical-Biomedical/Gene — 3.7%
Biogen, Inc.†	70,089	24,377,655

Medical-Drugs — 3.0%
Zoetis, Inc.	254,753	19,547,198

Medical-HMO — 4.3%
UnitedHealth Group, Inc.	117,510	27,824,018

Networking Products — 0.6%
Arista Networks, Inc.†	13,903	3,834,725

Retail-Automobile — 1.5%
Copart, Inc.†	216,816	9,555,081

Retail-Building Products — 3.8%
Home Depot, Inc.	123,841	24,879,657

Retail-Discount — 3.9%
Costco Wholesale Corp.	95,237	18,558,834
Dollar Tree, Inc.†	60,472	6,954,280

		25,513,114

Retail-Major Department Stores — 1.9%
TJX Cos., Inc.	154,957	12,446,146

Retail-Perfume & Cosmetics — 1.3%
Ulta Beauty, Inc.†	39,756	8,829,808

Retail-Restaurants — 0.7%
Starbucks Corp.	75,722	4,301,767

Transport-Rail — 0.6%
Union Pacific Corp.	27,530	3,675,255

Web Portals/ISP — 8.7%
Alphabet, Inc., Class A†	3,885	4,592,924
Alphabet, Inc., Class C†	44,687	52,281,109

		56,874,033

Total Long-Term Investment Securities (cost $414,818,110)		598,388,949

SHORT-TERM INVESTMENT SECURITIES — 8.6%
Time Deposits — 8.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 02/01/2018 (cost $56,244,000)	$56,244,000	56,244,000

TOTAL INVESTMENTS (cost $471,062,110) (1)	100.5%	654,632,949
Liabilities in excess of other assets	(0.5)	(3,464,278)

NET ASSETS	100.0%	$651,168,671

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

9

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$598,388,949	$—	$—	$598,388,949
Short-Term Investment Securities	—	56,244,000	—	56,244,000

Total Investments at Value	$598,388,949	$56,244,000	$—	$654,632,949

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

10

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	9.0%
Real Estate Investment Trusts	4.5
Insurance-Reinsurance	4.3
Oil Companies-Exploration & Production	4.1
Auto/Truck Parts & Equipment-Original	3.9
Oil-Field Services	3.5
Electric-Integrated	3.1
Banks-Super Regional	2.9
Computer Services	2.6
Insurance-Multi-line	2.5
Computers-Integrated Systems	2.5
Insurance-Property/Casualty	2.4
Machinery-Construction & Mining	2.2
Medical-HMO	2.2
Airlines	2.1
Retail-Restaurants	1.9
Footwear & Related Apparel	1.9
Building-Heavy Construction	1.8
Building-Residential/Commercial	1.7
Metal-Aluminum	1.6
Semiconductor Components-Integrated Circuits	1.5
Electronic Components-Semiconductors	1.4
Consulting Services	1.4
Distribution/Wholesale	1.4
Retail-Arts & Crafts	1.4
Rubber/Plastic Products	1.4
Transport-Truck	1.4
Auction Houses/Art Dealers	1.3
Commercial Services	1.3
Transport-Services	1.3
E-Services/Consulting	1.3
Retail-Apparel/Shoe	1.2
Machinery-Electrical	1.2
Containers-Paper/Plastic	1.2
Applications Software	1.2
Medical Labs & Testing Services	1.2
Batteries/Battery Systems	1.2
Publishing-Books	1.2
Engineering/R&D Services	1.1
Electronic Parts Distribution	1.1
Office Furnishings-Original	1.0
Medical-Hospitals	1.0
Oil Refining & Marketing	1.0
Transport-Air Freight	1.0
Machinery-Pumps	1.0
Beverages-Non-alcoholic	1.0
Retail-Jewelry	0.8
Food-Misc./Diversified	0.8
Time Deposits	0.8
Networking Products	0.8
Finance-Consumer Loans	0.7
Oil & Gas Drilling	0.6
Telecom Equipment-Fiber Optics	0.6
Gas-Distribution	0.5
Building-Maintenance & Services	0.5
Aerospace/Defense	0.4
Chemicals-Specialty	0.4
Chemicals-Diversified	0.4

99.7%

*	Calculated as a percentage of net assets
#	See Note 1

11

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.9%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.†	36,190	$2,661,775

Airlines — 2.1%
Hawaiian Holdings, Inc.	99,020	3,698,397
SkyWest, Inc.	161,070	8,979,652

		12,678,049

Applications Software — 1.2%
Verint Systems, Inc.†	182,460	7,617,705

Auction Houses/Art Dealers — 1.3%
Sotheby’s†	153,040	8,074,390

Auto/Truck Parts & Equipment-Original — 3.9%
Cooper-Standard Holding, Inc.†	64,096	7,985,721
Dana, Inc.	251,600	8,300,284
Lear Corp.	22,102	4,268,780
Tenneco, Inc.	60,520	3,510,765

		24,065,550

Banks-Commercial — 9.0%
Associated Banc-Corp.	283,800	7,024,050
BankUnited, Inc.	167,330	6,867,223
Fulton Financial Corp.	307,180	5,590,676
Synovus Financial Corp.	116,700	5,880,513
Texas Capital Bancshares, Inc.†	70,650	6,697,620
Umpqua Holdings Corp.	271,830	5,885,120
Webster Financial Corp.	121,347	6,870,667
Zions Bancorporation	192,240	10,386,727

		55,202,596

Banks-Super Regional — 2.9%
Comerica, Inc.	101,680	9,681,970
Huntington Bancshares, Inc.	501,250	8,110,225

		17,792,195

Batteries/Battery Systems — 1.2%
EnerSys	106,270	7,471,844

Beverages-Non-alcoholic — 1.0%
Cott Corp.	362,150	6,033,419

Building-Heavy Construction — 1.8%
Granite Construction, Inc.	86,140	5,744,677
Tutor Perini Corp.†	204,780	5,068,305

		10,812,982

Building-Maintenance & Services — 0.5%
ABM Industries, Inc.	75,260	2,862,138

Building-Residential/Commercial — 1.7%
CalAtlantic Group, Inc.	155,770	8,743,370
PulteGroup, Inc.	60,010	1,910,118

		10,653,488

Chemicals-Diversified — 0.4%
Orion Engineered Carbons SA	81,360	2,396,052

Chemicals-Specialty — 0.4%
Ingevity Corp.†	34,821	2,526,264

Commercial Services — 1.3%
Quanta Services, Inc.†	207,619	7,991,255

Computer Services — 2.6%
Amdocs, Ltd.	95,120	6,506,208
Convergys Corp.	80,948	1,883,660
Genpact, Ltd.	231,070	7,842,516

		16,232,384

Security Description	Shares	Value (Note 2)

Computers-Integrated Systems — 2.5%
NCR Corp.†	234,891	$8,810,761
VeriFone Systems, Inc.†	362,750	6,413,420

		15,224,181

Consulting Services — 1.4%
Booz Allen Hamilton Holding Corp.	218,660	8,567,099

Containers-Paper/Plastic — 1.2%
Graphic Packaging Holding Co.	471,730	7,618,440

Distribution/Wholesale — 1.4%
Anixter International, Inc.†	101,370	8,484,669

E-Services/Consulting — 1.3%
CDW Corp.	106,370	7,955,412

Electric-Integrated — 3.1%
Alliant Energy Corp.	131,718	5,235,791
Black Hills Corp.	68,024	3,778,733
PNM Resources, Inc.	131,990	5,028,819
Portland General Electric Co.	117,500	4,976,125

		19,019,468

Electronic Components-Semiconductors — 1.4%
Mellanox Technologies, Ltd.†	76,420	4,963,479
Qorvo, Inc.†	53,477	3,838,044

		8,801,523

Electronic Parts Distribution — 1.1%
Avnet, Inc.	160,160	6,806,800

Engineering/R&D Services — 1.1%
AECOM†	178,778	6,992,008

Finance-Consumer Loans — 0.7%
OneMain Holdings, Inc.†	125,300	4,098,563

Food-Misc./Diversified — 0.8%
Ingredion, Inc.	34,603	4,970,375

Footwear & Related Apparel — 1.9%
Crocs, Inc.†	429,560	5,803,356
Deckers Outdoor Corp.†	69,840	5,985,986

		11,789,342

Gas-Distribution — 0.5%
Southwest Gas Holdings, Inc.	39,640	2,916,711

Insurance-Multi-line — 2.5%
American Financial Group, Inc.	79,783	9,042,605
Old Republic International Corp.	291,090	6,255,524

		15,298,129

Insurance-Property/Casualty — 2.4%
First American Financial Corp.	88,430	5,223,560
Hanover Insurance Group, Inc.	36,010	4,074,532
Selective Insurance Group, Inc.	97,060	5,653,745

		14,951,837

Insurance-Reinsurance — 4.3%
Essent Group, Ltd.†	137,626	6,402,362
Everest Re Group, Ltd.	21,130	4,855,674
Reinsurance Group of America, Inc.	67,570	10,584,840
Validus Holdings, Ltd.	70,010	4,739,677

		26,582,553

Machinery-Construction & Mining — 2.2%
Oshkosh Corp.	80,440	7,297,517
Terex Corp.	134,430	6,320,898

		13,618,415

12

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery-Electrical — 1.2%
Regal Beloit Corp.	98,320	$7,659,128

Machinery-Pumps — 1.0%
SPX FLOW, Inc.†	130,120	6,033,664

Medical Labs & Testing Services — 1.2%
ICON PLC†	68,954	7,551,842

Medical-HMO — 2.2%
Molina Healthcare, Inc.†	81,720	7,465,939
WellCare Health Plans, Inc.†	29,108	6,123,741

		13,589,680

Medical-Hospitals — 1.0%
LifePoint Health, Inc.†	126,526	6,256,711

Metal-Aluminum — 1.6%
Alcoa Corp.†	185,230	9,635,665

Networking Products — 0.8%
Infinera Corp.†	400,880	2,593,694
NETGEAR, Inc.†	29,823	2,078,663

		4,672,357

Office Furnishings-Original — 1.0%
Steelcase, Inc., Class A	409,140	6,362,127

Oil & Gas Drilling — 0.6%
Helmerich & Payne, Inc.	51,450	3,705,944

Oil Companies-Exploration & Production — 4.1%
Oasis Petroleum, Inc.†	603,810	5,228,995
QEP Resources, Inc.†	718,870	6,728,623
SM Energy Co.	308,110	7,194,368
SRC Energy, Inc.†	622,300	6,191,885

		25,343,871

Oil Refining & Marketing — 1.0%
HollyFrontier Corp.	129,890	6,229,524

Oil-Field Services — 3.5%
Helix Energy Solutions Group, Inc.†	226,750	1,707,428
MRC Global, Inc.†	342,790	6,163,364
Oil States International, Inc.†	231,340	7,402,880
RPC, Inc.	327,420	6,613,884

		21,887,556

Publishing-Books — 1.2%
Houghton Mifflin Harcourt Co.†	388,981	3,267,440
Scholastic Corp.	103,440	3,974,165

		7,241,605

Real Estate Investment Trusts — 4.5%
American Campus Communities, Inc.	105,640	4,062,915
Education Realty Trust, Inc.	154,490	5,102,805
Empire State Realty Trust, Inc., Class A	288,275	5,635,776
Gramercy Property Trust	281,375	7,101,905
STAG Industrial, Inc.	227,060	5,749,159

		27,652,560

Retail-Apparel/Shoe — 1.2%
Burlington Stores, Inc.†	33,214	4,042,476
Caleres, Inc.	123,170	3,650,759

		7,693,235

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Arts & Crafts — 1.4%
Michaels Cos., Inc.†	315,290	$8,471,842

Retail-Jewelry — 0.8%
Signet Jewelers, Ltd.	99,060	5,240,274

Retail-Restaurants — 1.9%
Bloomin’ Brands, Inc.	367,830	8,103,295
Brinker International, Inc.	102,889	3,738,986

		11,842,281

Rubber/Plastic Products — 1.4%
Trinseo SA	101,860	8,398,357

Semiconductor Components-Integrated Circuits — 1.5%
Cypress Semiconductor Corp.	429,660	7,428,821
Integrated Device Technology, Inc.†	68,530	2,049,047

		9,477,868

Telecom Equipment-Fiber Optics — 0.6%
Finisar Corp.†	196,050	3,521,058

Transport-Air Freight — 1.0%
Atlas Air Worldwide Holdings, Inc.†	107,460	6,049,998

Transport-Services — 1.3%
Ryder System, Inc.	91,777	7,987,352

Transport-Truck — 1.4%
Werner Enterprises, Inc.	205,100	8,347,570

Total Long-Term Investment Securities (cost $483,590,021)		609,619,680

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 02/01/2018 (cost $4,711,000)	$4,711,000	4,711,000

TOTAL INVESTMENTS (cost $488,301,021)(1)	99.7%	614,330,680
Other assets less liabilities	0.3	1,921,529

NET ASSETS	100.0%	$616,252,209

#	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

13

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$609,619,680	$—	$—	$609,619,680
Short-Term Investment Securities	—	4,711,000	—	4,711,000

Total Investments at Value	$609,619,680	$4,711,000	$—	$614,330,680

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

14

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Time Deposits	37.4%
United States Treasury Notes	17.9
Medical-Drugs	2.4
Diversified Banking Institutions	2.3
Oil Companies-Integrated	1.8
Banks-Commercial	1.6
Insurance-Multi-line	1.0
Real Estate Investment Trusts	1.0
Insurance-Life/Health	0.9
Finance-Credit Card	0.9
Food-Misc./Diversified	0.8
Auto/Truck Parts & Equipment-Original	0.8
Retail-Apparel/Shoe	0.7
Commercial Services-Finance	0.7
E-Commerce/Products	0.7
Computer Services	0.6
Tobacco	0.6
Computers	0.6
Web Portals/ISP	0.6
Rubber-Tires	0.6
Electric-Integrated	0.5
Internet Content-Entertainment	0.5
Diversified Manufacturing Operations	0.5
Human Resources	0.5
Applications Software	0.5
Distribution/Wholesale	0.5
Electronic Components-Misc.	0.5
Machinery-Electrical	0.5
Chemicals-Diversified	0.4
Electronic Components-Semiconductors	0.4
Investment Management/Advisor Services	0.4
Retail-Discount	0.4
Insurance-Reinsurance	0.4
Enterprise Software/Service	0.4
Retail-Major Department Stores	0.4
Insurance-Property/Casualty	0.4
Diversified Operations	0.3
Medical-Hospitals	0.3
Paper & Related Products	0.3
Retail-Restaurants	0.3
Oil Refining & Marketing	0.3
Semiconductor Components-Integrated Circuits	0.3
Aerospace/Defense	0.3
Multimedia	0.3
Medical-Wholesale Drug Distribution	0.3
Cellular Telecom	0.3
Rental Auto/Equipment	0.3
Cable/Satellite TV	0.3
Private Equity	0.3
Metal-Diversified	0.3
Auto-Cars/Light Trucks	0.3
Options Purchased	0.3
Brewery	0.3
Food-Retail	0.3
Casino Hotels	0.3
Athletic Footwear	0.3
Commercial Services	0.3
Real Estate Management/Services	0.3
Medical-Biomedical/Gene	0.3
Electric-Generation	0.3
Computers-Integrated Systems	0.3

Import/Export	0.3%
Transport-Services	0.3
Chemicals-Specialty	0.2
Medical-HMO	0.2
Medical Products	0.2
Retail-Building Products	0.2
Insurance Brokers	0.2
Real Estate Operations & Development	0.2
Cruise Lines	0.2
Pharmacy Services	0.2
Computer Aided Design	0.2
Networking Products	0.2
Machinery-Construction & Mining	0.2
Hotels/Motels	0.2
Entertainment Software	0.2
Retail-Drug Store	0.2
Banks-Super Regional	0.2
Diversified Minerals	0.2
Machinery-Farming	0.2
Medical Labs & Testing Services	0.2
Steel-Producers	0.2
Audio/Video Products	0.2
Oil Companies-Exploration & Production	0.1
Cosmetics & Toiletries	0.1
Retail-Jewelry	0.1
Gas-Distribution	0.1
Industrial Automated/Robotic	0.1
Office Automation & Equipment	0.1
Apparel Manufacturers	0.1
Oil-Field Services	0.1
Electric-Distribution	0.1
Finance-Other Services	0.1
Food-Catering	0.1
Electronic Forms	0.1
Toys	0.1
Dialysis Centers	0.1
Banks-Fiduciary	0.1
Tools-Hand Held	0.1
Broadcast Services/Program	0.1
Public Thoroughfares	0.1
Metal-Copper	0.1
Beverages-Non-alcoholic	0.1
Electric Products-Misc.	0.1
Food-Wholesale/Distribution	0.1
Office Supplies & Forms	0.1
Computer Data Security	0.1
E-Commerce/Services	0.1
Building & Construction-Misc.	0.1
Transport-Rail	0.1
Retail-Perfume & Cosmetics	0.1
Electronic Measurement Instruments	0.1
Decision Support Software	0.1
Retail-Gardening Products	0.1
Finance-Leasing Companies	0.1
Industrial Gases	0.1
Beverages-Wine/Spirits	0.1
Auto-Heavy Duty Trucks	0.1
Diversified Operations/Commercial Services	0.1
Non-Hazardous Waste Disposal	0.1
Web Hosting/Design	0.1
Oil Field Machinery & Equipment	0.1

15

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — January 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Building-Residential/Commercial	0.1%
Energy-Alternate Sources	0.1
Computers-Memory Devices	0.1

97.4%

Country Allocation*

United States	74.4%
Japan	5.1
United Kingdom	3.8
France	2.3
Switzerland	1.8
Germany	1.6
Australia	1.5
Netherlands	1.0
Italy	0.7
Spain	0.6
Hong Kong	0.5
Sweden	0.5
Ireland	0.4
Finland	0.4
Singapore	0.4
Denmark	0.4
Canada	0.3
Belgium	0.3
Cayman Islands	0.2
Bermuda	0.2
Austria	0.2
Jersey	0.2
Panama	0.1
Curacao	0.1
Israel	0.1
Norway	0.1
Liberia	0.1
Luxembourg	0.1

97.4%

*	Calculated as a percentage of net assets

16

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 41.8%
Australia — 1.5%
AGL Energy, Ltd.	68,406	$1,292,049
APA Group	33,643	218,503
ASX, Ltd.	1,380	60,871
AusNet Services	112,605	153,799
Australia & New Zealand Banking Group, Ltd.	24,794	571,000
Bank of Queensland, Ltd.	4,152	41,453
Bendigo & Adelaide Bank, Ltd.	4,226	39,876
BHP Billiton, Ltd.	15,529	377,901
Brambles, Ltd.	51,714	412,544
Caltex Australia, Ltd.	4,134	115,825
Challenger, Ltd.	2,941	32,325
Commonwealth Bank of Australia	20,787	1,321,085
Computershare, Ltd.	26,239	353,095
Dexus	45,597	350,152
Goodman Group	79,358	517,329
GPT Group	89,584	363,099
Insurance Australia Group, Ltd.	17,546	102,363
Medibank Private, Ltd.	79,003	213,263
Mirvac Group	174,016	308,489
National Australia Bank, Ltd.	54,579	1,281,130
Newcrest Mining, Ltd.	10,569	193,069
Origin Energy, Ltd.†	20,754	156,198
Ramsay Health Care, Ltd.	974	53,644
Rio Tinto, Ltd.	2,852	176,612
Scentre Group	149,366	499,490
Stockland	24,680	83,924
Suncorp Group, Ltd.	42,933	472,573
Vicinity Centres	173,559	376,207
Wesfarmers, Ltd.	4,323	152,611
Westpac Banking Corp.	41,510	1,035,573
Woolworths Group, Ltd.	281	6,102

		11,332,154

Austria — 0.2%
ANDRITZ AG	3,552	213,090
Erste Group Bank AG	2,101	105,722
OMV AG	4,028	259,350
voestalpine AG	8,831	573,205

		1,151,367

Belgium — 0.3%
Anheuser-Busch InBev SA/NV	13,486	1,526,006
Groupe Bruxelles Lambert SA	1,462	172,221
KBC Group NV	160	15,376
Umicore SA	7,067	371,668

		2,085,271

Bermuda — 0.2%
CK Infrastructure Holdings, Ltd.	6,500	57,874
Hongkong Land Holdings, Ltd.	12,000	86,400
IHS Markit, Ltd.†	2,442	116,557
Invesco, Ltd.	5,193	187,623
Kerry Properties, Ltd.	6,500	31,077
Shangri-La Asia, Ltd.	6,000	15,263
Signet Jewelers, Ltd.	406	21,477
XL Group, Ltd.	25,481	938,720
Yue Yuen Industrial Holdings, Ltd.	13,000	58,663

		1,513,654

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.†	1,910	126,060

Security Description	Shares	Value (Note 2)
Canada — 0.3%
Atco, Ltd., Class I	311	$11,247
Canadian Imperial Bank of Commerce	2,287	226,580
Canadian Utilities, Ltd., Class A	2,633	77,941
CGI Group, Inc., Class A†	8,845	506,250
First Capital Realty, Inc.	2,082	34,818
Fortis, Inc.	11,314	399,761
Hydro One, Ltd.*	8,258	149,114
Imperial Oil, Ltd.	939	29,521
Industrial Alliance Insurance & Financial Services, Inc.	795	38,063
Intact Financial Corp.	3,582	300,335
National Bank of Canada	1,132	58,754
Pembina Pipeline Corp.	3,230	110,109
RioCan Real Estate Investment Trust	6,445	126,228
Smart Real Estate Investment Trust	1,414	34,775
Trisura Group, Ltd.†	11	225

		2,103,721

Cayman Islands — 0.2%
ASM Pacific Technology, Ltd.	8,500	116,048
CK Hutchison Holdings, Ltd.	47,000	634,465
Melco Resorts & Entertainment, Ltd. ADR	15,934	474,515
MGM China Holdings, Ltd.	10,000	30,808
Minth Group, Ltd.	48,000	271,212
Sands China, Ltd.	24,400	145,352
Wharf Real Estate Investment Co., Ltd.†	13,000	89,823
Wynn Macau, Ltd.	15,600	55,040

		1,817,263

Curacao — 0.1%
Schlumberger, Ltd.	11,051	813,133

Denmark — 0.4%
AP Moller - Maersk A/S, Series A	9	15,389
AP Moller - Maersk A/S, Series B	9	16,065
Carlsberg A/S, Class B	1,215	156,028
Chr. Hansen Holding A/S	96	8,392
Coloplast A/S, Class B	2,462	218,744
Danske Bank A/S	7,692	312,453
H. Lundbeck A/S	2,841	144,834
ISS A/S	1,725	67,308
Novo Nordisk A/S, Class B	24,866	1,382,989
Novozymes A/S, Class B	2,746	152,314
Orsted A/S*	1,929	117,133
Tryg A/S	1,262	30,716
Vestas Wind Systems A/S	4,774	325,726

		2,948,091

Finland — 0.4%
Fortum Oyj	880	19,082
Kone Oyj, Class B	3,138	179,605
Neste Oyj	12,411	857,966
Orion Oyj, Class B	8,315	333,448
Sampo Oyj, Class A	2,239	130,013
Stora Enso Oyj, Class R	39,025	669,599
UPM-Kymmene Oyj	27,950	941,794

		3,131,507

France — 2.3%
Amundi SA*	14,712	1,388,192
AXA SA	20,107	661,417

17

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
BioMerieux	4,430	$419,655
BNP Paribas SA	11,091	917,084
Cie Generale des Etablissements Michelin	8,953	1,431,689
CNP Assurances	82,324	2,109,601
Credit Agricole SA	1,164	21,930
Dassault Aviation SA	600	1,003,420
Eiffage SA	4,045	490,455
Electricite de France SA	1,490	20,488
Engie SA	25,211	437,584
Eurazeo SA	19,057	2,005,203
Faurecia	4,398	395,219
Kering	38	19,240
LVMH Moet Hennessy Louis Vuitton SE	1,123	352,190
Sanofi	8,853	781,711
Societe BIC SA	1,912	219,106
Societe Generale SA	5,538	322,161
Suez	1,517	22,620
TOTAL SA	27,346	1,583,324
Ubisoft Entertainment SA†	337	28,845
Unibail-Rodamco SE	127	32,576
Valeo SA	4,815	379,607
Veolia Environnement SA	6,801	171,324
Vivendi SA	625	18,336
Wendel SA	10,548	1,965,689
Zodiac Aerospace	1,223	38,006

		17,236,672

Germany — 1.6%
adidas AG	1,498	348,348
Allianz SE	7,034	1,777,178
BASF SE	8,582	1,004,978
Bayer AG	8,483	1,110,290
Brenntag AG	2,949	191,195
Commerzbank AG†	8,312	136,819
Continental AG	3,561	1,068,594
Covestro AG*	1,449	166,552
Daimler AG	2,218	203,035
Deutsche Bank AG	15,643	287,323
Deutsche Lufthansa AG	4,134	147,510
Deutsche Post AG	11,790	557,264
Deutsche Wohnen SE	1,908	86,227
E.ON SE	60,135	631,554
Fresenius Medical Care AG & Co. KGaA	1,447	167,077
Fresenius SE & Co. KGaA	1,690	147,882
Hannover Rueck SE	1,157	158,156
HOCHTIEF AG	245	44,258
Innogy SE*	13,052	497,484
Merck KGaA	920	100,539
Muenchener Rueckversicherungs-Gesellschaft AG	3,715	874,272
ProSiebenSat.1 Media SE	1,639	62,655
RWE AG†	10,007	200,278
SAP SE	8,479	956,176
Siemens AG	4,576	694,031
Uniper SE	17,327	516,941
Volkswagen AG (Preference Shares)	323	70,989
Vonovia SE	1,412	69,614

		12,277,219

Security Description	Shares	Value (Note 2)
Hong Kong — 0.5%
AIA Group, Ltd.	122,400	$1,048,340
Bank of East Asia, Ltd.	12,400	53,657
BOC Hong Kong Holdings, Ltd.	38,000	194,065
CLP Holdings, Ltd.	17,000	173,528
Galaxy Entertainment Group, Ltd.	24,000	212,613
Hang Lung Group, Ltd.	9,000	34,228
Hang Lung Properties, Ltd.	21,000	55,569
Hang Seng Bank, Ltd.	7,900	188,041
Henderson Land Development Co., Ltd.	12,320	86,148
HKT Trust & HKT, Ltd.	39,000	48,808
Hong Kong & China Gas Co., Ltd.	85,470	168,915
Hong Kong Exchanges & Clearing, Ltd.	11,400	431,946
Hysan Development Co., Ltd.	6,000	33,518
I-CABLE Communications, Ltd.†	15,581	434
Kingston Financial Group, Ltd.	40,000	31,089
Link REIT	22,500	199,037
New World Development Co., Ltd.	59,000	95,484
Power Assets Holdings, Ltd.	14,500	128,917
Sino Land Co., Ltd.	32,000	58,988
Sun Hung Kai Properties, Ltd.	15,000	260,590
Swire Pacific, Ltd., Class A	5,500	55,017
Swire Properties, Ltd.	12,000	41,955
Techtronic Industries Co., Ltd.	26,000	173,164
Wharf Holdings, Ltd.	12,000	49,165
Wheelock & Co., Ltd.	8,000	62,639

		3,885,855

Ireland — 0.4%
Accenture PLC, Class A	13,078	2,101,634
DCC PLC	6,969	732,720
Medtronic PLC	2,492	214,038
Willis Towers Watson PLC	1,617	259,480

		3,307,872

Israel — 0.1%
Azrieli Group, Ltd.	434	23,645
Bank Hapoalim B.M.	10,993	82,297
Bank Leumi Le-Israel B.M.	14,705	90,435
Bezeq The Israeli Telecommunication Corp., Ltd.	21,036	34,726
Check Point Software Technologies, Ltd.†	3,014	311,678
Mizrahi Tefahot Bank, Ltd.	1,427	27,805
Teva Pharmaceutical Industries, Ltd. ADR	9,390	191,650

		762,236

Italy — 0.7%
Atlantia SpA	21,088	698,530
Enel SpA	62,325	395,410
Eni SpA	9,078	163,269
Intesa Sanpaolo SpA	49,913	195,854
Poste Italiane SpA*	190,811	1,578,711
Recordati SpA	1,351	61,508
UniCredit SpA†	37,711	830,869
UnipolSai Assicurazioni SpA	476,676	1,231,571

		5,155,722

Japan — 5.1%
Acom Co., Ltd.†	4,000	17,441
Aeon Co., Ltd.	10,200	173,550

18

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Aeon Mall Co., Ltd.	1,100	$24,193
Aisin Seiki Co., Ltd.	5,300	309,252
Ajinomoto Co., Inc.	9,400	178,236
Alfresa Holdings Corp.	3,200	77,941
Alps Electric Co., Ltd.	4,600	132,307
Amada Holdings Co., Ltd.	17,500	259,046
Aozora Bank, Ltd.	1,300	52,634
Asahi Glass Co., Ltd.	300	13,163
Asahi Kasei Corp.	7,200	93,949
Astellas Pharma, Inc.	34,400	453,751
Bridgestone Corp.	24,200	1,176,195
Brother Industries, Ltd.	4,200	107,376
Canon, Inc.	20,800	828,609
Central Japan Railway Co.	2,700	510,717
Chiba Bank, Ltd.	6,000	51,882
Chubu Electric Power Co., Inc.	6,700	84,049
Chugai Pharmaceutical Co., Ltd.	2,300	121,563
Chugoku Electric Power Co., Inc.	2,900	32,063
Concordia Financial Group, Ltd.	10,500	63,575
Credit Saison Co., Ltd.	600	10,899
Dai-ichi Life Holdings, Inc.	13,000	272,158
Daifuku Co., Ltd.	800	53,495
Daiichi Sankyo Co., Ltd.	7,600	255,491
Daikin Industries, Ltd.	1,500	179,926
Daito Trust Construction Co., Ltd.	2,900	506,444
Daiwa House Industry Co., Ltd.	8,600	339,132
Daiwa Securities Group, Inc.	17,000	121,805
Denso Corp.	4,800	299,994
Disco Corp.	600	140,368
Eisai Co., Ltd.	2,700	154,106
Electric Power Development Co., Ltd.	1,500	42,525
FANUC Corp.	3,100	836,974
Fast Retailing Co., Ltd.	600	267,601
FUJIFILM Holdings Corp.	1,400	53,733
Fujitsu, Ltd.	53,000	390,278
Hakuhodo DY Holdings, Inc.	3,000	45,012
Hamamatsu Photonics KK	6,100	225,181
Hisamitsu Pharmaceutical Co., Inc.	600	41,220
Hitachi High-Technologies Corp.	1,100	51,589
Hitachi, Ltd.	70,000	555,537
Honda Motor Co., Ltd.	7,800	273,361
Hoshizaki Corp.	1,100	103,884
Hoya Corp.	6,400	326,478
Idemitsu Kosan Co., Ltd.	1,400	52,322
IHI Corp.	1,000	33,434
Inpex Corp.	9,800	127,381
Japan Exchange Group, Inc.	5,400	96,999
Japan Post Bank Co., Ltd.	5,800	78,258
Japan Post Holdings Co., Ltd.	21,400	255,224
Japan Real Estate Investment Corp.	10	51,388
Japan Retail Fund Investment Corp.	9	17,931
Japan Tobacco, Inc.	14,300	473,130
JTEKT Corp.	5,700	101,500
JXTG Holdings, Inc.	31,000	205,531
Kansai Electric Power Co., Inc.	8,400	104,144
Kao Corp.	2,800	193,976
Kawasaki Heavy Industries, Ltd.	2,900	119,538
Keyence Corp.	800	486,800
Kikkoman Corp.	10,400	429,642
Kirin Holdings Co., Ltd.	12,700	316,540
Koito Manufacturing Co., Ltd.	4,300	302,107

Security Description	Shares	Value (Note 2)
Japan (continued)
Komatsu, Ltd.	9,400	$364,651
Konami Holdings Corp.	400	22,863
Konica Minolta, Inc.	9,100	90,525
Kubota Corp.	14,800	300,555
Kuraray Co., Ltd.	5,800	108,381
Kyocera Corp.	7,400	491,503
Kyowa Hakko Kirin Co., Ltd.	2,600	50,847
Kyushu Electric Power Co., Inc.	4,500	49,217
Lawson, Inc.	1,200	81,121
Lion Corp.	2,600	48,728
Mabuchi Motor Co., Ltd.	2,300	136,100
Makita Corp.	12,400	583,823
Medipal Holdings Corp.	1,800	35,218
MEIJI Holdings Co., Ltd.	2,800	234,167
MinebeaMitsumi, Inc.	7,400	167,224
MISUMI Group, Inc.	1,200	36,109
Mitsubishi Chemical Holdings Corp.	12,800	138,881
Mitsubishi Corp.	12,900	360,401
Mitsubishi Electric Corp.	19,400	354,076
Mitsubishi Estate Co., Ltd.	17,400	332,874
Mitsubishi Heavy Industries, Ltd.	500	18,787
Mitsubishi Tanabe Pharma Corp.	4,200	85,831
Mitsubishi UFJ Financial Group, Inc.	124,900	939,067
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,300	8,383
Mitsui & Co., Ltd.	21,700	380,451
Mitsui Fudosan Co., Ltd.	11,000	287,922
Mixi, Inc.	300	13,232
Mizuho Financial Group, Inc.	252,100	474,087
MS&AD Insurance Group Holdings, Inc.	7,300	248,148
Murata Manufacturing Co., Ltd.	2,600	383,677
NGK Insulators, Ltd.	18,700	380,612
NGK Spark Plug Co., Ltd.	8,900	234,056
NH Foods, Ltd.	2,000	48,035
Nidec Corp.	2,200	351,653
Nikon Corp.	3,300	63,993
Nintendo Co., Ltd.	1,200	527,288
Nippon Building Fund, Inc.	14	75,021
Nippon Telegraph & Telephone Corp.	1,300	61,815
Nippon Yusen KK†	1,700	42,527
Nissan Motor Co., Ltd.	6,500	69,275
Nisshin Seifun Group, Inc.	5,800	116,191
Nissin Foods Holdings Co., Ltd.	1,900	140,625
NOK Corp.	6,100	141,870
Nomura Holdings, Inc.	37,400	242,379
Nomura Real Estate Holdings, Inc.	1,600	38,282
NSK, Ltd.	4,700	77,322
NTT Data Corp.	48,700	572,338
NTT DOCOMO, Inc.	600	14,864
Olympus Corp.	3,800	146,020
Omron Corp.	7,900	492,800
Ono Pharmaceutical Co., Ltd.	2,300	56,768
Oriental Land Co., Ltd.	2,200	214,821
ORIX Corp.	23,300	434,327
Osaka Gas Co., Ltd.	3,900	77,271
Otsuka Corp.	2,400	201,154
Otsuka Holdings Co., Ltd.	3,900	173,119
Panasonic Corp.	20,100	298,085
Recruit Holdings Co., Ltd.	30,700	747,745
Renesas Electronics Corp.†	2,700	31,731
Resona Holdings, Inc.	23,100	139,082

19

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Rohm Co., Ltd.	2,200	$241,220
Ryohin Keikaku Co., Ltd.	200	66,777
Santen Pharmaceutical Co., Ltd.	1,100	17,945
SBI Holdings, Inc.	2,000	48,347
Secom Co., Ltd.	300	22,924
Seiko Epson Corp.	5,400	130,932
Seven & i Holdings Co., Ltd.	15,400	632,815
Shin-Etsu Chemical Co., Ltd.	7,000	795,731
Shionogi & Co., Ltd.	4,700	259,906
Shiseido Co., Ltd.	4,500	230,874
Shizuoka Bank, Ltd.	3,000	31,904
Showa Shell Sekiyu KK	4,000	56,682
SMC Corp.	800	392,196
SoftBank Group Corp.	3,300	271,448
Sompo Holdings, Inc.	5,800	231,957
Sony Corp.	11,100	529,632
Sony Financial Holdings, Inc.	1,800	32,877
Stanley Electric Co., Ltd.	2,100	85,120
Subaru Corp.	7,000	231,987
SUMCO Corp.	400	10,889
Sumitomo Chemical Co., Ltd.	25,000	183,201
Sumitomo Corp.	36,900	635,111
Sumitomo Dainippon Pharma Co., Ltd.	1,600	23,626
Sumitomo Electric Industries, Ltd.	8,900	151,676
Sumitomo Heavy Industries, Ltd.	1,900	86,585
Sumitomo Mitsui Financial Group, Inc.	14,000	625,556
Sumitomo Mitsui Trust Holdings, Inc.	3,100	128,549
Sumitomo Realty & Development Co., Ltd.	4,000	153,375
Sumitomo Rubber Industries, Ltd.	2,600	50,419
Sundrug Co., Ltd.	900	38,706
Suruga Bank, Ltd.	1,900	38,324
Suzuken Co., Ltd.	1,700	72,332
Sysmex Corp.	1,500	117,615
T&D Holdings, Inc.	7,300	129,925
Taisho Pharmaceutical Holdings Co., Ltd.	300	24,512
Takeda Pharmaceutical Co., Ltd.	7,200	423,083
TDK Corp.	3,100	285,381
Terumo Corp.	3,800	185,875
THK Co., Ltd.	3,200	132,491
Toho Gas Co., Ltd.	700	20,486
Tohoku Electric Power Co., Inc.	4,700	60,574
Tokio Marine Holdings, Inc.	9,600	451,992
Tokyo Electric Power Co. Holdings, Inc.†	13,300	53,848
Tokyo Electron, Ltd.	1,300	243,638
Tokyo Gas Co., Ltd.	4,800	114,009
Tokyo Tatemono Co., Ltd.	2,100	33,682
Tokyu Fudosan Holdings Corp.	6,600	51,992
Toray Industries, Inc.	3,600	35,779
Toshiba Corp.†	58,000	165,229
Toyo Suisan Kaisha, Ltd.	4,300	174,292
Toyoda Gosei Co., Ltd.	4,200	111,377
Toyota Industries Corp.	2,700	175,350
Toyota Motor Corp.	17,300	1,185,344
Toyota Tsusho Corp.	6,100	246,414
Trend Micro, Inc.†	1,600	86,178
Unicharm Corp.	2,500	66,754

Security Description	Shares	Value (Note 2)
Japan (continued)
Yakult Honsha Co., Ltd.	1,500	$125,309
Yamada Denki Co., Ltd.	2,600	15,409
Yamaguchi Financial Group, Inc.	2,000	23,413
Yamazaki Baking Co., Ltd.	6,900	135,763
Yaskawa Electric Corp.	3,500	180,178
Yokohama Rubber Co., Ltd.	3,000	76,175

		38,434,136

Jersey — 0.2%
Aptiv PLC	825	78,276
Experian PLC	17,769	409,472
Glencore PLC	70,746	405,511
Shire PLC	5,047	238,448

		1,131,707

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	4,922	657,333

Luxembourg — 0.1%
ArcelorMittal†	9,023	327,393
Millicom International Cellular SA SDR	688	51,295

		378,688

Netherlands — 1.0%
Aegon NV	12,142	83,033
AerCap Holdings NV†	21,745	1,176,405
Airbus SE	690	79,242
CNH Industrial NV	38,368	567,580
ING Groep NV	96,706	1,900,634
Koninklijke Ahold Delhaize NV	32,225	718,961
Koninklijke Philips NV	9,856	402,098
LyondellBasell Industries NV, Class A	2,697	323,208
NN Group NV	2,174	102,567
NXP Semiconductors NV†	1,645	197,926
RELX NV	48,412	1,076,797
Unilever NV CVA	10,191	590,245

		7,218,696

New Zealand — 0.0%
Auckland International Airport, Ltd.	9,525	46,995
Fisher & Paykel Healthcare Corp., Ltd.	5,839	57,446
Mercury NZ, Ltd.	7,245	18,420
Meridian Energy, Ltd.	13,276	28,373
Ryman Healthcare, Ltd.	4,145	33,449
Spark New Zealand, Ltd.	18,916	50,045

		234,728

Norway — 0.1%
DNB ASA	7,769	157,619
Gjensidige Forsikring ASA	329	6,205
Norsk Hydro ASA	9,839	71,729
Statoil ASA	21,702	506,734

		742,287

Panama — 0.1%
Carnival Corp.	12,171	871,565

Portugal — 0.0%
EDP - Energias de Portugal SA	13,362	46,932

Singapore — 0.4%
Ascendas Real Estate Investment Trust	25,300	53,231

20

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Singapore (continued)
Broadcom, Ltd.	2,151	$533,513
CapitaLand Commercial Trust	24,900	35,495
CapitaLand Mall Trust	25,600	40,982
CapitaLand, Ltd.	26,100	76,402
City Developments, Ltd.	4,300	43,465
DBS Group Holdings, Ltd.	18,500	372,313
Jardine Cycle & Carriage, Ltd.	1,000	30,439
Oversea-Chinese Banking Corp., Ltd.	32,100	316,400
Singapore Airlines, Ltd.	29,000	250,030
Singapore Exchange, Ltd.	8,200	51,258
Singapore Telecommunications, Ltd.	83,800	226,141
StarHub, Ltd.	6,300	13,879
Suntec Real Estate Investment Trust	25,300	39,923
United Overseas Bank, Ltd.	13,700	286,470
UOL Group, Ltd.	5,000	34,876
Wilmar International, Ltd.	212,100	517,396
Yangzijiang Shipbuilding Holdings, Ltd.	131,300	160,146

		3,082,359

Spain — 0.6%
Amadeus IT Group SA	903	70,048
Banco Bilbao Vizcaya Argentaria SA	69,003	648,356
Banco Santander SA	171,139	1,271,253
CaixaBank SA	19,802	106,872
Endesa SA	13,325	299,440
Gas Natural SDG SA	7,789	179,918
Iberdrola SA (S/BE)	98,341	800,701
Iberdrola SA† (Interim Shares)	2,183	17,774
Industria de Diseno Textil SA	12,737	456,539
Mapfre SA	14,573	51,764
Red Electrica Corp. SA	6,575	139,346
Repsol SA	22,189	417,501

		4,459,512

Sweden — 0.5%
Alfa Laval AB	3,830	100,466
Atlas Copco AB, Class A	15,982	749,419
Atlas Copco AB, Class B	4,188	174,750
Boliden AB	1,371	49,725
Electrolux AB, Series B	1,617	57,088
Essity AB, Class B†	2,384	71,400
Getinge AB, Class B	722	9,886
Hennes & Mauritz AB, Class B	11,693	206,767
Hexagon AB, Class B	223	13,281
Investor AB, Class B	2,187	106,881
Lundin Petroleum AB†	4,879	121,512
Nordea Bank AB	31,737	391,643
Sandvik AB	11,015	216,878
Securitas AB, Class B	1,589	29,411
Skandinaviska Enskilda Banken AB, Class A	15,749	198,944
SKF AB, Class B	793	19,599
Svenska Handelsbanken AB, Class A	15,862	230,787
Swedbank AB, Class A	9,355	239,102
Telefonaktiebolaget LM Ericsson, Class B	22,994	147,654
Volvo AB, Class B	16,019	326,991

		3,462,184

Switzerland — 1.8%
ABB, Ltd.	16,936	472,188

Security Description	Shares	Value (Note 2)
Switzerland (continued)
Adecco Group AG	2,856	$235,047
Baloise Holding AG	540	88,361
Cie Financiere Richemont SA	1,709	164,005
Clariant AG	1,773	50,747
Credit Suisse Group AG	23,041	444,605
Geberit AG	135	63,964
Givaudan SA	86	206,973
Julius Baer Group, Ltd.	2,146	147,332
Kuehne & Nagel International AG	409	75,099
LafargeHolcim, Ltd.	946	57,934
Lonza Group AG	662	184,144
Nestle SA	34,379	2,970,464
Novartis AG	27,163	2,457,292
Roche Holding AG	8,348	2,057,962
Schindler Holding AG	1,784	447,366
SGS SA	112	301,194
Sika AG	25	216,626
Straumann Holding AG	145	110,765
Swiss Life Holding AG	415	155,834
Swiss Prime Site AG	523	50,572
Swiss Re AG	5,484	540,888
TE Connectivity, Ltd.	1,671	171,328
UBS Group AG	51,646	1,048,734
Zurich Insurance Group AG	2,307	758,218

		13,477,642

United Kingdom — 3.8%
Anglo American PLC	4,748	115,184
Antofagasta PLC	23,469	310,232
Aon PLC	6,209	882,733
Ashtead Group PLC	8,091	241,822
Associated British Foods PLC	10,692	414,898
AstraZeneca PLC	15,015	1,041,755
Aviva PLC	26,753	194,940
Barclays PLC	118,950	337,681
BHP Billiton PLC	28,850	640,656
BP PLC	265,692	1,890,363
British American Tobacco PLC	23,209	1,588,019
Bunzl PLC	25,716	752,165
Carnival PLC	114	8,045
Centrica PLC	8,300	15,727
Cobham PLC†	47,147	87,526
Compass Group PLC	42,567	896,004
ConvaTec Group PLC*	28,914	83,010
Croda International PLC	11,976	762,465
Diageo PLC	11,849	426,063
Direct Line Insurance Group PLC	14,122	74,049
GKN PLC	81,262	487,826
GlaxoSmithKline PLC	59,955	1,124,018
HSBC Holdings PLC	198,605	2,118,021
Imperial Brands PLC	20,005	823,293
InterContinental Hotels Group PLC	582	38,938
Johnson Matthey PLC	2,224	109,258
Legal & General Group PLC	29,266	112,443
Liberty Global PLC, Class A†	19,896	743,712
Lloyds Banking Group PLC	109,800	108,366
Meggitt PLC	87,548	577,024
Micro Focus International PLC	12,377	377,830
Mondi PLC	35,682	950,946
National Grid PLC	40,367	461,214
Nielsen Holdings PLC	9,391	351,317
Old Mutual PLC	11,961	39,706

21

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Pearson PLC	31,896	$314,205
Prudential PLC	26,524	717,801
Reckitt Benckiser Group PLC	789	76,211
Rio Tinto PLC	25,249	1,406,028
Royal Bank of Scotland Group PLC†	3,942	16,103
Royal Dutch Shell PLC, Class A	42,593	1,489,213
Royal Dutch Shell PLC, Class B	34,951	1,238,644
Schroders PLC	4,830	255,113
Sky PLC	54,423	818,315
Smith & Nephew PLC	8,835	159,188
SSE PLC	6,377	118,114
Standard Chartered PLC†	22,905	266,547
Tesco PLC	21,259	63,086
Unilever PLC	181	10,280
Vodafone Group PLC	652,919	2,082,147
Weir Group PLC	8,620	270,362

		28,488,606

United States — 18.8%
3M Co.	6,546	1,639,773
Abbott Laboratories	2,481	154,219
AbbVie, Inc.	8,230	923,571
Activision Blizzard, Inc.	6,755	500,748
Adobe Systems, Inc.†	4,433	885,536
Aetna, Inc.	1,279	238,943
Aflac, Inc.	11,675	1,029,735
AGCO Corp.	3,031	220,111
Agilent Technologies, Inc.	254	18,651
Air Products & Chemicals, Inc.	2,012	338,760
Alaska Air Group, Inc.	838	55,082
Alliance Data Systems Corp.	44	11,293
Alphabet, Inc., Class A†	2,425	2,866,883
Alphabet, Inc., Class C†	1,239	1,449,556
Amazon.com, Inc.†	3,102	4,500,661
American Express Co.	3,515	349,391
Ameriprise Financial, Inc.	176	29,691
AmerisourceBergen Corp.	7,874	784,802
Amgen, Inc.	2,834	527,266
Anadarko Petroleum Corp.	2,114	126,946
Analog Devices, Inc.	402	36,936
ANSYS, Inc.†	4,425	715,301
Anthem, Inc.	1,085	268,917
Apache Corp.	4,251	190,742
Apartment Investment & Management Co., Class A	1,047	43,806
Apple, Inc.	26,025	4,357,366
Archer-Daniels-Midland Co.	4,989	214,278
Autodesk, Inc.†	3,199	369,868
Autoliv, Inc.	782	119,028
Automatic Data Processing, Inc.	6,904	853,542
Avery Dennison Corp.	2,804	343,995
Avnet, Inc.	808	34,340
Ball Corp.†	644	24,652
Bank of America Corp.	51,900	1,660,800
Bank of New York Mellon Corp.	9,622	545,567
Baxter International, Inc.	4,824	347,473
Berkshire Hathaway, Inc., Class B†	6,945	1,488,869
Best Buy Co., Inc.	3,366	245,920
Biogen, Inc.†	267	92,865
Boeing Co.	1,669	591,444
BorgWarner, Inc.	4,938	277,812

Security Description	Shares	Value (Note 2)
United States (continued)
Bristol-Myers Squibb Co.	6,420	$401,892
Cadence Design Systems, Inc.†	6,102	273,736
Cardinal Health, Inc.	1,217	87,368
CBRE Group, Inc., Class A†	7,609	347,655
Celanese Corp., Series A	415	44,886
Celgene Corp.†	4,148	419,612
Chesapeake Energy Corp.†	6,149	21,521
Chevron Corp.	5,556	696,445
Chipotle Mexican Grill, Inc.†	127	41,245
Cigna Corp.	981	204,391
Cisco Systems, Inc.	29,117	1,209,520
Citigroup, Inc.	9,036	709,145
Citrix Systems, Inc.†	1,056	97,955
Coca-Cola Co.	12,323	586,452
Cognex Corp.	1,092	68,108
Cognizant Technology Solutions Corp., Class A	2,160	168,437
Comcast Corp., Class A	12,810	544,809
ConocoPhillips	17,975	1,057,110
Cooper Cos., Inc.	331	80,986
Corning, Inc.	5,297	165,372
Costco Wholesale Corp.	6,348	1,237,035
Crown Castle International Corp.	9,723	1,096,463
CSRA, Inc.	1,107	36,841
CVS Health Corp.	6,508	512,115
Danaher Corp.	2,494	252,592
DaVita, Inc.†	6,620	516,625
Devon Energy Corp.	349	14,438
Discovery Communications, Inc., Class A†	3,690	92,508
Domino’s Pizza, Inc.	1,074	232,897
DowDuPont, Inc.	13,496	1,020,028
DXC Technology Co.	3,162	314,777
eBay, Inc.†	11,321	459,406
Electronic Arts, Inc.†	4,172	529,677
Eli Lilly & Co.	749	61,006
Envision Healthcare Corp.†	6,912	248,763
Equifax, Inc.	5,602	699,858
Equinix, Inc.	2,685	1,222,185
Expedia, Inc.	1,679	214,929
Express Scripts Holding Co.†	18,656	1,477,182
Exxon Mobil Corp.	38,681	3,376,851
F5 Networks, Inc.†	769	111,151
Facebook, Inc., Class A†	17,548	3,279,546
Fastenal Co.	11,176	614,233
FedEx Corp.	1,372	360,123
Foot Locker, Inc.	832	40,893
Fortinet, Inc.†	5,078	233,791
Franklin Resources, Inc.	37,755	1,601,190
Freeport-McMoRan, Inc.†	18,758	365,781
Gap, Inc.	35,708	1,186,934
Gartner, Inc.†	1,162	161,216
General Electric Co.	20,371	329,399
GGP, Inc.	2,082	47,948
Gilead Sciences, Inc.	8,089	677,858
Goldman Sachs Group, Inc.	3,259	873,053
H&R Block, Inc.	6,415	170,254
Halliburton Co.	3,836	205,993
Hanesbrands, Inc.	5,537	120,264
Hasbro, Inc.	2,819	266,593
HCA Healthcare, Inc.†	20,469	2,070,644
HCP, Inc.	1,822	43,874

22

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
HD Supply Holdings, Inc.†	12,337	$479,786
Henry Schein, Inc.†	7,286	551,404
Hess Corp.	908	45,863
Hewlett Packard Enterprise Co.	2,463	40,393
Hilton Worldwide Holdings, Inc.	4,269	365,640
Home Depot, Inc.	6,635	1,332,971
Honeywell International, Inc.	1,107	176,755
Host Hotels & Resorts, Inc.	4,386	91,053
HP, Inc.	656	15,298
Humana, Inc.	549	154,725
IDEXX Laboratories, Inc.†	599	112,037
Illinois Tool Works, Inc.	5,447	945,980
Intercontinental Exchange, Inc.	3,602	265,972
International Business Machines Corp.	13,076	2,140,541
International Flavors & Fragrances, Inc.	1,445	217,183
IPG Photonics Corp.†	282	71,050
Iron Mountain, Inc.	7,179	251,480
Johnson & Johnson	12,436	1,718,531
Jones Lang LaSalle, Inc.	2,003	313,169
JPMorgan Chase & Co.	22,680	2,623,396
Juniper Networks, Inc.	473	12,369
Kellogg Co.	540	36,779
KLA-Tencor Corp.	152	16,690
Kroger Co.	11,032	334,932
L Brands, Inc.	19,543	978,909
Laboratory Corp. of America Holdings†	1,983	346,033
Las Vegas Sands Corp.	3,623	280,855
LKQ Corp.†	7,157	300,809
Lowe’s Cos., Inc.	2,891	302,774
lululemon athletica, Inc.†	2,420	189,268
Macerich Co.	714	46,103
Macy’s, Inc.	2,543	65,991
ManpowerGroup, Inc.	17,603	2,312,858
Marathon Oil Corp.	3,231	58,772
Marriott International, Inc., Class A	3,559	524,383
Marsh & McLennan Cos., Inc.	5,265	439,733
Mastercard, Inc., Class A	16,517	2,791,373
Mattel, Inc.	2,926	46,348
Maxim Integrated Products, Inc.	10,736	654,896
McDonald’s Corp.	6,219	1,064,320
McKesson Corp.	6,826	1,152,775
Merck & Co., Inc.	12,169	721,013
MetLife, Inc.	16,294	783,253
Mettler-Toledo International, Inc.†	320	216,083
MGM Resorts International	4,322	157,537
Microchip Technology, Inc.	2,947	280,613
Micron Technology, Inc.†	1,370	59,896
Microsoft Corp.	35,604	3,382,736
Mondelez International, Inc., Class A	22,021	977,732
Moody’s Corp.	1,781	288,148
Morgan Stanley	5,801	328,047
MSCI, Inc.	3,541	493,013
National Oilwell Varco, Inc.	11,032	404,654
Navient Corp.	1,840	26,220
Netflix, Inc.†	2,631	711,159
Newmont Mining Corp.	2,451	99,290
News Corp., Class B	799	13,943
NIKE, Inc., Class B	20,461	1,395,849

Security Description	Shares	Value (Note 2)
United States (continued)
Nordstrom, Inc.	7,310	$360,456
NRG Energy, Inc.	2,036	52,956
NVIDIA Corp.	2,494	613,025
O’Reilly Automotive, Inc.†	132	34,939
Omnicom Group, Inc.	3,711	284,448
Oracle Corp.	29,155	1,504,106
PACCAR, Inc.	1,237	92,231
Patterson Cos., Inc.	553	19,847
PayPal Holdings, Inc.†	6,018	513,456
PepsiCo, Inc.	390	46,917
PerkinElmer, Inc.	748	59,960
Pfizer, Inc.	32,217	1,193,318
Philip Morris International, Inc.	15,554	1,667,855
Phillips 66	124	12,698
Polaris Industries, Inc.	173	19,551
PPG Industries, Inc.	3,074	364,976
Praxair, Inc.	561	90,596
Priceline Group, Inc.†	172	328,873
Prologis, Inc.	7,561	492,297
Prudential Financial, Inc.	7,363	874,872
Public Storage	1,618	316,740
PVH Corp.	4,345	673,823
Qorvo, Inc.†	3,871	277,822
QUALCOMM, Inc.	22,335	1,524,364
Quanta Services, Inc.†	1,050	40,414
Quest Diagnostics, Inc.	2,817	298,095
Ralph Lauren Corp.	4,036	461,355
Red Hat, Inc.†	761	99,980
Robert Half International, Inc.	6,712	388,491
Ross Stores, Inc.	17,437	1,436,634
S&P Global, Inc.	7,103	1,286,353
Sabre Corp.	4,898	101,731
Scripps Networks Interactive, Inc., Class A	7,277	640,303
Sealed Air Corp.	2,622	124,152
Simon Property Group, Inc.	3,219	525,888
Skyworks Solutions, Inc.	114	11,082
Stanley Black & Decker, Inc.	1,375	228,566
Starbucks Corp.	19,542	1,110,181
State Street Corp.	2,536	279,391
Symantec Corp.	619	16,855
Sysco Corp.	9,304	584,942
Take-Two Interactive Software, Inc.†	1,222	154,791
Target Corp.	1,500	112,830
Texas Instruments, Inc.	15,407	1,689,686
Thermo Fisher Scientific, Inc.	152	34,065
Tiffany & Co.	9,030	963,049
Time Warner, Inc.	5,373	512,316
TJX Cos., Inc.	29,661	2,382,372
Tractor Supply Co.	6,311	481,214
Travelers Cos., Inc.	210	31,483
Twenty-First Century Fox, Inc., Class A	3,034	111,955
Ulta Beauty, Inc.†	2,293	509,275
United Parcel Service, Inc., Class B	3,968	505,206
United Rentals, Inc.†	3,972	719,369
UnitedHealth Group, Inc.	5,655	1,338,991
Universal Health Services, Inc., Class B	2,075	252,112
Valero Energy Corp.	4,346	417,086
Varian Medical Systems, Inc.†	153	19,507
Veeva Systems, Inc., Class A†	2,856	179,528

23

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Ventas, Inc.	2,022	$113,171
VeriSign, Inc.†	3,522	404,748
VF Corp.	3,843	311,821
Visa, Inc., Class A	22,878	2,842,134
VMware, Inc., Class A†	1,372	169,840
W.R. Grace & Co.	2,986	220,427
WABCO Holdings, Inc.†	3,889	600,423
Walgreens Boots Alliance, Inc.	8,100	609,606
Walmart, Inc.	16,658	1,775,743
Walt Disney Co.	12,016	1,305,779
Waste Management, Inc.	4,612	407,839
Waters Corp.†	591	127,425
Wells Fargo & Co.	17,441	1,147,269
Welltower, Inc.	517	31,004
Western Union Co.	46,032	957,005
WW Grainger, Inc.	4,682	1,262,548
Wyndham Worldwide Corp.	2,064	256,204
Wynn Resorts, Ltd.	2,529	418,777
Xilinx, Inc.	3,552	259,367
Xylem, Inc.	2,772	200,305
Yum! Brands, Inc.	1,030	87,128

		140,266,018

Total Common Stocks (cost $283,304,246)		312,600,190

U.S. GOVERNMENT TREASURIES — 17.9%
United States Treasury Notes
2.00% due 11/30/2022	$206,300	201,433
2.00% due 02/15/2025	35,269,900	33,753,019
2.00% due 08/15/2025	34,714,400	33,083,094
2.25% due 11/15/2025	39,157,000	37,927,226
2.50% due 05/15/2024	14,002,000	13,895,891
2.75% due 11/15/2023	6,353,300	6,407,402
2.75% due 02/15/2024	8,494,900	8,557,616

Total U.S. Government Treasuries (cost $139,581,779)		133,825,681

Security Description	Shares/ Principal Amount	Value (Note 2)
OPTIONS – PURCHASED — 0.3%
Exchange-Traded Put Options — Purchased(1) (cost $2,314,382)	1,384	$2,020,640

RIGHTS — 0.0%
Italy — 0.0%
UniCredit SpA† (cost $0)	37,711	65,829

Total Long-Term Investment Securities (cost $425,200,407)		448,512,340

SHORT-TERM INVESTMENT SECURITIES — 37.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 02/01/2018 (cost $ 280,339,000)	$280,339,000	280,339,000

TOTAL INVESTMENTS — (cost $705,539,407)(2)	97.4%	728,851,340
Other assets less liabilities	2.6	19,353,246

NET ASSETS —	100.0%	$748,204,586

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $3,980,196 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2018	$2,375	1,384	$2,020,640	$2,314,382	$2,020,640	$(293,742)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(2) See Note 3 for cost of investments on a tax basis.

ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
SDR	— Swedish Depositary Receipt
S/BE	— Spanish Stock Exchange

24

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
447	Long	Mini MSCI Emerging Markets Index	March 2018	$45,199,091	$47,951,925	$2,752,834
72	Long	Nikkei 225 E-Mini Index	March 2018	14,885,919	15,228,359	342,440
631	Long	S&P 500 E-Mini Index	March 2018	84,448,753	89,153,990	4,705,237
1480	Long	U.S. Treasury 10 Year Ultra Bonds	March 2018	197,832,755	192,700,625	(5,132,130)
421	Short	U.S. Treasury Ultra Bonds	March 2018	70,543,923	68,175,688	2,368,235

						$5,036,616

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CAD	1,864,000	USD	1,452,200	03/21/2018	$—	$(64,094)
	EUR	4,851,067	USD	5,760,206	03/21/2018	—	(281,373)
	GBP	492,000	USD	661,704	03/21/2018	—	(38,141)
	USD	714,820	EUR	602,000	03/21/2018	34,919	—
	USD	1,867,756	GBP	1,385,000	03/21/2018	102,336	—
	USD	131,514	NOK	1,086,000	03/21/2018	9,570	—
	USD	792,540	SEK	6,636,000	03/21/2018	52,314	—

						199,139	(383,608)

Citibank N.A.	JPY	491,922,000	USD	4,397,363	03/22/2018	—	(121,103)
	USD	142,105	JPY	15,895,000	03/22/2018	3,895	—

						3,895	(121,103)

Deutsche Bank AG	AUD	2,776,000	USD	2,129,175	03/21/2018	—	(107,365)
	NOK	484,000	USD	58,160	03/21/2018	—	(4,717)
	NZD	77,000	USD	53,755	03/21/2018	—	(2,961)
	USD	1,057,849	EUR	891,000	03/21/2018	51,814	—

						51,814	(115,043)

JPMorgan Chase Bank	CHF	638,000	USD	667,505	03/21/2018	—	(20,493)
	GBP	1,318,000	USD	1,832,888	03/21/2018	—	(41,900)
	SGD	359,000	USD	271,883	03/21/2018	—	(2,058)
	USD	1,435,476	AUD	1,798,000	03/21/2018	13,118	—
	USD	1,454,683	CAD	1,812,000	03/21/2018	19,312	—
	USD	629,275	CHF	615,000	03/21/2018	33,921	—

						66,351	(64,451)

Morgan Stanley And Co.	CAD	2,483,000	USD	1,953,368	03/21/2018	—	(66,460)
	CHF	489,000	USD	499,408	03/21/2018	—	(27,914)
	NZD	1,000	USD	730	03/21/2018	—	(7)
	SEK	4,932,000	USD	589,503	03/21/2018	—	(38,408)
	SGD	558,000	USD	415,366	03/21/2018	—	(10,425)
	USD	237,698	AUD	310,000	03/21/2018	12,060	—
	USD	170,563	NOK	1,334,000	03/21/2018	2,739	—
	USD	2,097	NZD	3,000	03/21/2018	113	—
	USD	469,193	SEK	3,751,000	03/21/2018	8,361	—
	USD	161,268	SGD	217,000	03/21/2018	4,317	—
	USD	183,203	JPY	20,502,000	03/22/2018	5,114	—

						32,704	(143,214)

UBS AG	EUR	70,000	USD	85,904	03/21/2018	—	(1,275)

Net Unrealized Appreciation/(Depreciation)						$353,903	$(828,694)

AUD	— Australian Dollar	GBP	— British Pound Sterling	SEK	— Swedish Krona
CAD	— Canada Dollar	JPY	— Japanese Yen	SGD	— Singapore Dollar
CHF	— Swiss Franc	NZD	— New Zealand Dollar	USD	— United States Dollar
EUR	— Euro Currency	NOK	— Norwegian Krone

25

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$312,600,190	$—	$—	$312,600,190
U.S. Government Treasuries	—	133,825,681	—	133,825,681
Options-Purchased	2,020,640	—	—	2,020,640
Rights	65,829	—	—	65,829
Short-Term Investment Securities	—	280,339,000	—	280,339,000

Total Investments at Value	$314,686,659	$414,164,681	$—	$728,851,340

Other Financial Instruments:+
Futures Contracts	$10,168,746	$—	$—	$10,168,746
Forward Foreign Currency Contracts	—	353,903	—	353,903

	$10,168,746	$353,903	$—	$10,522,649

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$5,132,130	$—	$—	$5,132,130
Forward Foreign Currency Contracts	—	828,694	—	828,694

	$5,132,130	$828,694	$—	$5,960,824

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

26

SunAmerica Series Trust SA Boston Company Capital Growth Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Applications Software	9.9%
Electronic Components-Semiconductors	6.2
Computers	5.9
E-Commerce/Products	5.5
Web Portals/ISP	4.0
Internet Content-Entertainment	3.8
Medical-HMO	3.8
Beverages-Non-alcoholic	3.3
Time Deposits	3.3
Commercial Services-Finance	2.9
Medical-Drugs	2.8
Retail-Discount	2.7
Finance-Credit Card	2.7
Cable/Satellite TV	2.6
Retail-Building Products	2.4
Medical-Biomedical/Gene	2.3
Instruments-Controls	2.0
Telephone-Integrated	1.9
Transport-Rail	1.8
Medical Products	1.6
Entertainment Software	1.5
Insurance-Property/Casualty	1.5
Electronic Measurement Instruments	1.5
Investment Management/Advisor Services	1.5
Aerospace/Defense-Equipment	1.4
Chemicals-Diversified	1.4
Aerospace/Defense	1.3
Casino Hotels	1.3
Medical Instruments	1.2
Auto-Heavy Duty Trucks	1.2
Auto-Cars/Light Trucks	1.1
Diagnostic Kits	1.1
Industrial Gases	1.0
Computer Data Security	1.0
Retail-Auto Parts	1.0
Computer Software	0.9
Auto/Truck Parts & Equipment-Original	0.9
Commercial Services	0.9
Building Products-Cement	0.8
Cellular Telecom	0.8
Data Processing/Management	0.8
Therapeutics	0.8
Retail-Apparel/Shoe	0.8
Computer Services	0.8
Food-Misc./Diversified	0.8
Networking Products	0.7
Oil Refining & Marketing	0.7

100.1%

*	Calculated as a percentage of net assets
#	See Note 1

27

SunAmerica Series Trust SA Boston Company Capital Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.8%
Aerospace/Defense — 1.3%
Raytheon Co.	24,810	$5,183,801

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	39,957	5,514,466

Applications Software — 9.9%
HubSpot, Inc.†	37,351	3,624,914
Microsoft Corp.	237,120	22,528,771
salesforce.com, Inc.†	58,547	6,669,089
ServiceNow, Inc.†	30,656	4,563,759
Twilio, Inc., Class A†	65,272	1,712,737

		39,099,270

Auto-Cars/Light Trucks — 1.1%
Tesla, Inc.†	12,928	4,580,520

Auto-Heavy Duty Trucks — 1.2%
PACCAR, Inc.	62,696	4,674,614

Auto/Truck Parts & Equipment-Original — 0.9%
Aptiv PLC	37,810	3,587,413

Beverages-Non-alcoholic — 3.3%
Monster Beverage Corp.†	64,520	4,402,200
PepsiCo, Inc.	71,165	8,561,149

		12,963,349

Building Products-Cement — 0.8%
Vulcan Materials Co.	24,567	3,326,372

Cable/Satellite TV — 2.6%
Charter Communications, Inc., Class A†	8,260	3,116,085
Comcast Corp., Class A	166,781	7,093,196

		10,209,281

Casino Hotels — 1.3%
Las Vegas Sands Corp.	65,674	5,091,048

Cellular Telecom — 0.8%
T-Mobile US, Inc.†	50,017	3,256,107

Chemicals-Diversified — 1.4%
DowDuPont, Inc.	72,241	5,459,975

Commercial Services — 0.9%
Quanta Services, Inc.†	88,545	3,408,097

Commercial Services-Finance — 2.9%
PayPal Holdings, Inc.†	93,700	7,994,484
Square, Inc., Class A†	72,034	3,379,115

		11,373,599

Computer Data Security — 1.0%
Fortinet, Inc.†	84,884	3,908,059

Computer Services — 0.8%
Teradata Corp.†	75,596	3,061,638

Computer Software — 0.9%
Splunk, Inc.†	39,245	3,625,061

Computers — 5.9%
Apple, Inc.	140,047	23,448,069

Data Processing/Management — 0.8%
First Data Corp., Class A†	182,370	3,227,949

Diagnostic Kits — 1.1%
IDEXX Laboratories, Inc.†	22,888	4,280,972

Security Description	Shares	Value (Note 2)
E-Commerce/Products — 5.5%
Amazon.com, Inc.†	13,027	$18,900,744
Wayfair, Inc., Class A†	33,080	3,043,691

		21,944,435

Electronic Components-Semiconductors — 6.2%
Broadcom, Ltd.	36,766	9,119,071
NVIDIA Corp.	33,728	8,290,342
Texas Instruments, Inc.	64,325	7,054,523

		24,463,936

Electronic Measurement Instruments — 1.5%
Fortive Corp.	77,010	5,854,300

Entertainment Software — 1.5%
Activision Blizzard, Inc.	81,732	6,058,793

Finance-Credit Card — 2.7%
Visa, Inc., Class A	87,569	10,878,697

Food-Misc./Diversified — 0.8%
Kraft Heinz Co.	38,799	3,041,454

Industrial Gases — 1.0%
Praxair, Inc.	24,509	3,957,958

Instruments-Controls — 2.0%
Honeywell International, Inc.	50,453	8,055,830

Insurance-Property/Casualty — 1.5%
Progressive Corp.	110,667	5,987,085

Internet Content-Entertainment — 3.8%
Facebook, Inc., Class A†	80,807	15,102,020

Investment Management/Advisor Services — 1.5%
Ameriprise Financial, Inc.	34,587	5,834,827

Medical Instruments — 1.2%
Boston Scientific Corp.†	167,657	4,687,690

Medical Products — 1.6%
Becton Dickinson and Co.	26,165	6,356,525

Medical-Biomedical/Gene — 2.3%
Biogen, Inc.†	20,439	7,108,889
BioMarin Pharmaceutical, Inc.†	24,027	2,167,956

		9,276,845

Medical-Drugs — 2.8%
Bristol-Myers Squibb Co.	49,623	3,106,400
Merck & Co., Inc.	75,569	4,477,463
Zoetis, Inc.	44,409	3,407,503

		10,991,366

Medical-HMO — 3.8%
UnitedHealth Group, Inc.	48,367	11,452,338
WellCare Health Plans, Inc.†	17,010	3,578,564

		15,030,902

Networking Products — 0.7%
Arista Networks, Inc.†	10,377	2,862,184

Oil Refining & Marketing — 0.7%
Andeavor	24,890	2,692,102

Retail-Apparel/Shoe — 0.8%
PVH Corp.	20,234	3,137,889

Retail-Auto Parts — 1.0%
O’Reilly Automotive, Inc.†	14,706	3,892,531

Retail-Building Products — 2.4%
Home Depot, Inc.	47,117	9,465,805

28

SunAmerica Series Trust SA Boston Company Capital Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount — 2.7%
Costco Wholesale Corp.	32,093	$6,253,963
Dollar Tree, Inc.†	40,342	4,639,330

		10,893,293

Telephone-Integrated — 1.9%
Verizon Communications, Inc.	142,828	7,722,710

Therapeutics — 0.8%
Neurocrine Biosciences, Inc.†	37,172	3,177,091

Transport-Rail — 1.8%
Union Pacific Corp.	53,850	7,188,975

Web Portals/ISP — 4.0%
Alphabet, Inc., Class C†	13,432	15,714,634

Total Long-Term Investment Securities (cost $297,730,774)		383,549,537

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 3.3%
Time Deposits — 3.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 02/01/2018 (cost $12,908,000)	$12,908,000	$12,908,000

TOTAL INVESTMENTS (cost $310,638,774) (1)	100.1%	396,457,537
Liabilities in excess of other assets	(0.1)	(304,248)

NET ASSETS	100.0%	$396,153,289

#	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$383,549,537	$—	$—	$383,549,537
Short-Term Investment Securities	—	12,908,000	—	12,908,000

Total Investments at Value	$383,549,537	$12,908,000	$—	$396,457,537

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

29

SunAmerica Series Trust SA Columbia Technology Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	26.5%
Semiconductor Equipment	14.0
Semiconductor Components-Integrated Circuits	6.7
Applications Software	5.5
Computers	4.8
Web Portals/ISP	4.6
Finance-Credit Card	3.7
Computer Aided Design	3.6
Computers-Memory Devices	3.3
Enterprise Software/Service	3.5
Office Automation & Equipment	2.7
E-Commerce/Products	2.4
Repurchase Agreements	2.4
Internet Content-Entertainment	1.8
Commercial Services-Finance	1.6
Computers-Periphery Equipment	1.6
Telecommunication Equipment	1.5
Electronic Measurement Instruments	1.5
Networking Products	1.4
Computer Data Security	1.2
Broadcast Services/Program	1.2
Computer Services	1.0
Computer Software	0.9
Medical-Biomedical/Gene	0.8
Cable/Satellite TV	0.8
Electronic Forms	0.4
Data Processing/Management	0.3
Computers-Other	0.2
Web Hosting/Design	0.2
Internet Application Software	0.1
E-Commerce/Services	0.1
Entertainment Software	0.1

100.4%

*	Calculated as a percentage of net assets
#	See Note 1

30

SunAmerica Series Trust SA Columbia Technology Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Applications Software — 5.5%
Microsoft Corp.	8,100	$769,581
Nuance Communications, Inc.†	141,779	2,525,084
salesforce.com, Inc.†	7,883	897,953

		4,192,618

Broadcast Services/Program — 1.2%
TiVo Corp.	63,700	888,615

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	14,600	620,938

Commercial Services-Finance — 1.6%
Euronet Worldwide, Inc.†	5,191	487,279
PayPal Holdings, Inc.†	5,820	496,563
Travelport Worldwide, Ltd.	19,228	261,693

		1,245,535

Computer Aided Design — 3.6%
Synopsys, Inc.†	29,576	2,739,033

Computer Data Security — 1.2%
Fortinet, Inc.†	19,558	900,450

Computer Services — 1.0%
DXC Technology Co.	7,582	754,788

Computer Software — 0.9%
Cornerstone OnDemand, Inc.†	7,400	304,362
Splunk, Inc.†	3,800	351,006

		655,368

Computers — 4.8%
Apple, Inc.	21,778	3,646,291

Computers-Memory Devices — 3.3%
Western Digital Corp.	28,500	2,535,930

Computers-Other — 0.2%
Lumentum Holdings, Inc.†	4,000	185,200

Computers-Periphery Equipment — 1.6%
Electronics For Imaging, Inc.†	40,775	1,192,261

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	2,400	245,664

E-Commerce/Products — 2.4%
eBay, Inc.†	35,300	1,432,474
JD.com, Inc. ADR†	4,000	196,920
Secoo Holding, Ltd. ADR†	16,681	240,707

		1,870,101

E-Commerce/Services — 0.1%
Ctrip.com International, Ltd. ADR†	2,300	107,594

Electronic Components-Semiconductors — 26.5%
Broadcom, Ltd.	16,063	3,984,106
Cavium, Inc.†	16,015	1,421,812
Inphi Corp.†	32,259	963,576
Lattice Semiconductor Corp.†	127,522	830,168
Mellanox Technologies, Ltd.†	3,000	194,850
Microchip Technology, Inc.	22,700	2,161,494
Micron Technology, Inc.†	114,500	5,005,940
ON Semiconductor Corp.†	29,244	723,497
Qorvo, Inc.†	40,441	2,902,451
SK Hynix, Inc.	7,251	499,085

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors (continued)
Synaptics, Inc.†	36,500	$1,581,910

		20,268,889

Electronic Forms — 0.4%
Adobe Systems, Inc.†	1,600	319,616

Electronic Measurement Instruments — 1.5%
Orbotech, Ltd.†	21,014	1,119,206

Enterprise Software/Service — 3.5%
Oracle Corp.	41,800	2,156,462
SailPoint Technologies Holding, Inc.†	8,132	136,048
Verint Systems, Inc.†	8,800	367,400

		2,659,910

Entertainment Software — 0.1%
Zynga, Inc., Class A†	23,200	83,056

Finance-Credit Card — 3.7%
Pagseguro Digital, Ltd., Class A†	30,825	861,250
Visa, Inc., Class A	15,800	1,962,834

		2,824,084

Internet Application Software — 0.1%
Okta, Inc.†	2,529	74,479
Zendesk, Inc.†	1,008	38,828

		113,307

Internet Content-Entertainment — 1.8%
Facebook, Inc., Class A†	7,400	1,382,986

Medical-Biomedical/Gene — 0.8%
Hugel, Inc.†	1,229	650,380

Networking Products — 1.4%
Arista Networks, Inc.†	1,460	402,697
LogMeIn, Inc.	5,060	636,548

		1,039,245

Office Automation & Equipment — 2.7%
Xerox Corp.	60,900	2,078,517

Semiconductor Components-Integrated Circuits — 6.7%
Cypress Semiconductor Corp.	35,834	619,570
Integrated Device Technology, Inc.†	57,024	1,705,017
Marvell Technology Group, Ltd.	49,400	1,152,502
Maxim Integrated Products, Inc.	27,313	1,666,093

		5,143,182

Semiconductor Equipment — 14.0%
Applied Materials, Inc.	49,600	2,660,048
Lam Research Corp.	31,408	6,015,260
Teradyne, Inc.	44,183	2,025,349

		10,700,657

Telecommunication Equipment — 1.5%
ARRIS International PLC†	46,240	1,169,872

Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†	3,008	166,132

Web Portals/ISP — 4.6%
Alphabet, Inc., Class A†	1,400	1,655,108
Alphabet, Inc., Class C†	1,603	1,875,414

		3,530,522

Total Long-Term Investment Securities (cost $53,243,723)		75,029,947

31

SunAmerica Series Trust SA Columbia Technology Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018 to be repurchased 02/01/2018 in the amount of $1,830,010 and collateralized by $1,900,000 of United States Treasury Notes, bearing interest at 1.88%, due 03/31/2022 and having an approximate value of $1,869,665 (cost $1,830,000)	$1,830,000	$1,830,000

TOTAL INVESTMENTS (cost $55,073,723)(1)	100.4%	76,859,947
Liabilities in excess of other assets	(0.4)	(289,892)

NET ASSETS	100.0%	$76,570,055

†	Non-income producing security
#	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$75,029,947	$—	$—	$75,029,947
Repurchase Agreements	—	1,830,000	—	1,830,000

Total Investments at Value	$75,029,947	$1,830,000	$—	$76,859,947

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

32

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	21.8%
Banks-Special Purpose	10.5
SupraNational Banks	8.8
Oil Companies-Integrated	7.7
Regional Agencies	7.2
Regional Authority	5.2
Sovereign Agency	4.7
Banks-Export/Import	3.8
Medical-Drugs	3.1
Computers	3.0
Diversified Financial Services	2.8
Certificates of Deposit	2.7
Auto-Cars/Light Trucks	2.7
United States Treasury Notes	2.0
Winding-Up Agency	1.8
Federal Home Loan Mtg. Corp.	1.8
Commercial Paper	1.5
Federal National Mtg. Assoc.	1.5
Federal Home Loan Bank	1.3
Networking Products	1.2
Diversified Manufacturing Operations	1.2
Registered Investment Companies	1.1
Insurance-Reinsurance	0.9
Computer Services	0.7
Food-Misc./Diversified	0.4
Investment Management/Advisor Services	0.2
Retail-Discount	0.2
Applications Software	0.1

99.9%

Credit Quality**†

Aaa	30.3%
Aa	52.5
A	11.5
Not Rated@	5.7

100.0%

*	Calculated as a percentage of net assets
**	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Moody’s
@	Represents debt issues that either have not rating, or the rating is unavailable from the data source.
#	See Note 1

33

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 19.8%
Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.20% due 06/01/2019	$300,000	$308,067

Auto-Cars/Light Trucks — 2.7%
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	300,000	296,750
Toyota Motor Credit Corp. FRS Senior Notes 1.65% (3 ML+0.23%) due 08/15/2018	1,000,000	1,000,973
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	650,000	647,583
Toyota Motor Credit Corp. Senior Notes 1.70% due 02/19/2019	694,000	690,462
Toyota Motor Credit Corp. FRS Senior Notes 1.96% (3 ML+0.26%) due 01/09/2019	1,484,000	1,485,841
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	1,471,000	1,471,359
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	989,000	989,072
Toyota Motor Credit Corp. FRS Senior Notes 2.12% (3 ML+0.39%) due 01/17/2019	500,000	501,254
Toyota Motor Credit Corp. Senior Notes 2.20% due 01/10/2020	3,692,000	3,680,568

		10,763,862

Computer Services — 0.7%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	3,000,000	2,996,417

Computers — 3.0%
Apple, Inc. FRS Senior Notes 1.48% (3 ML+0.08%) due 02/08/2019	2,500,000	2,501,489
Apple, Inc. Senior Notes 1.50% due 09/12/2019	2,000,000	1,978,000
Apple, Inc. Senior Notes 1.55% due 02/08/2019	625,000	622,375
Apple, Inc. FRS Senior Notes 1.69% (3 ML+0.30%) due 05/06/2019	3,341,000	3,353,438
Apple, Inc. Senior Notes 1.70% due 02/22/2019	900,000	897,101
Apple, Inc. Senior Notes 1.80% due 11/13/2019	2,691,000	2,668,317

		12,020,720

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services — 2.8%
General Electric Capital Corp. FRS Senior Notes 2.23% (3 ML+0.51%) due 01/14/2019	$500,000	$501,018
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	6,000,000	6,304,258
USAA Capital Corp. FRS Senior Notes 1.61% (3 ML+0.23%) due 02/01/2019*	4,600,000	4,607,706

		11,412,982

Diversified Manufacturing Operations — 1.2%
General Electric Capital Corp. FRS Senior Notes 1.66% (3 ML+0.27%) due 08/07/2018	1,218,000	1,218,637
General Electric Capital Corp. FRS Senior Notes 2.40% (3 ML+0.71%) due 04/02/2018	1,785,000	1,787,002
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	1,700,000	1,715,741

		4,721,380

Food-Misc./Diversified — 0.4%
Nestle Holdings, Inc. Company Guar. Notes 1.38% due 07/24/2018	1,500,000	1,495,984

Insurance-Reinsurance — 0.9%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.68% (3 ML+0.26%) due 08/15/2019	500,000	501,520
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.95% (3 ML+0.25%) due 01/11/2019	2,500,000	2,505,249
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.28% (3 ML+0.69%) due 03/15/2019	747,000	752,680

		3,759,449

Medical-Drugs — 3.1%
Merck & Co., Inc. FRS Senior Notes 1.80% (3 ML+0.36%) due 05/18/2018	10,970,000	10,980,343
Pfizer, Inc. Senior Notes 2.10% due 05/15/2019	1,500,000	1,497,543

		12,477,886

Networking Products — 1.2%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	541,000	533,145

34

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Networking Products (continued)
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	$4,400,000	$4,396,128

		4,929,273

Oil Companies-Integrated — 3.5%
Chevron Corp. FRS Senior Notes 1.56% (3 ML+0.09%) due 02/28/2019	450,000	450,351
Chevron Corp. Senior Notes 1.56% due 05/16/2019	3,915,000	3,881,402
Chevron Corp. Senior Notes 1.69% due 02/28/2019	1,350,000	1,343,036
Chevron Corp. Senior Notes 1.79% due 11/16/2018	1,300,000	1,298,508
Chevron Corp. FRS Senior Notes 1.92% (3 ML+0.50%) due 05/16/2018	2,997,000	3,000,947
Exxon Mobil Corp. FRS Senior Notes 2.07% (3 ML+0.60%) due 02/28/2018	4,400,000	4,401,486

		14,375,730

Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Senior Notes 1.75% due 10/09/2019	900,000	893,003

Total U.S. Corporate Bonds & Notes (cost $80,407,856)		80,154,753

FOREIGN CORPORATE BONDS & NOTES — 52.9%
Banks-Commercial — 21.8%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019*	1,750,000	1,751,528
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019	500,000	500,436
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	250,000	246,937
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.00% due 11/16/2018	750,000	749,244
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.05% due 09/23/2019	489,000	485,224
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 2.17% (3 ML+0.75%) due 11/16/2018*	1,500,000	1,507,573

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 06/13/2019	$500,000	$498,902
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 12/19/2019*	4,550,000	4,525,801
Bank of Montreal Senior Notes 1.35% due 08/28/2018	1,200,000	1,195,840
Bank of Montreal Senior Notes 1.80% due 07/31/2018	1,000,000	998,950
Bank of Montreal FRS Senior Notes 2.30% (3 ML+0.60%) due 04/09/2018	1,500,000	1,501,470
Commonwealth Bank of Australia FRS Senior Notes 2.17% (3 ML+0.79%) due 11/02/2018*	400,000	402,033
Commonwealth Bank of Australia FRS Senior Notes 2.65% (3 ML+1.06%) due 03/15/2019	1,100,000	1,110,608
Commonwealth Bank of Australia NY Senior Notes 1.75% due 11/02/2018	5,000,000	4,983,905
Commonwealth Bank of Australia NY Senior Notes 2.50% due 09/20/2018	1,000,000	1,003,669
Cooperatieve Rabobank UA Senior Notes 1.38% due 08/09/2019	1,053,000	1,035,335
Cooperatieve Rabobank UA FRS Senior Notes 1.91% (3 ML+0.51%) due 08/09/2019	2,387,000	2,402,143
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2019	6,789,000	6,791,030
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2020	800,000	796,392
Cooperatieve Rabobank UA Senior Notes 4.75% due 01/15/2020	900,000	938,008
Dexia Credit Local SA NY Government Guar. Notes 2.25% due 01/30/2019	2,750,000	2,749,145
National Australia Bank, Ltd. Senior Notes 1.38% due 07/12/2019	1,100,000	1,083,592
National Australia Bank, Ltd. FRS Senior Notes 1.99% (3 ML+0.24%) due 07/25/2019*	1,000,000	999,635
National Australia Bank, Ltd. Senior Notes 2.25% due 01/10/2020	500,000	497,253

35

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
National Australia Bank, Ltd. FRS Senior Notes 2.30% (3 ML+0.59%) due 01/10/2020*	$1,000,000	$1,006,514
National Australia Bank, Ltd. FRS Senior Notes 2.38% (3 ML+0.64%) due 07/23/2018	7,200,000	7,218,014
Nordea Bank AB Senior Notes 1.63% due 09/30/2019*	1,000,000	984,084
Nordea Bank AB Senior Notes 1.88% due 09/17/2018*	1,083,000	1,081,380
Nordea Bank AB Senior Notes 2.38% due 04/04/2019	200,000	200,028
Nordea Bank AB FRS Senior Notes 2.44% (3 ML+0.84%) due 09/17/2018	1,250,000	1,255,747
Royal Bank of Canada Senior Notes 1.63% due 04/15/2019	1,000,000	991,717
Royal Bank of Canada Senior Notes 2.15% due 03/15/2019	3,100,000	3,091,583
Royal Bank of Canada FRS Senior Notes 2.16% (3 ML+0.45%) due 01/10/2019	4,100,000	4,111,148
Svenska Handelsbanken AB Company Guar. Notes 1.50% due 09/06/2019	700,000	689,997
Svenska Handelsbanken AB FRS Company Guar. Notes 2.09% (3 ML+0.49%) due 06/17/2019	250,000	251,213
Svenska Handelsbanken AB Company Guar. Notes 2.25% due 06/17/2019	2,000,000	1,995,844
Svenska Handelsbanken AB Company Guar. Notes 2.50% due 01/25/2019	4,000,000	4,010,068
Swedbank AB Senior Notes 2.38% due 02/27/2019*	1,900,000	1,898,396
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	1,400,000	1,395,060
Toronto-Dominion Bank Senior Notes 1.90% due 10/24/2019	777,000	769,423
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	1,500,000	1,494,523
Toronto-Dominion Bank FRS Senior Notes 2.58% (3 ML+0.84%) due 01/22/2019	4,500,000	4,530,141

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Toronto-Dominion Bank Senior Notes 2.63% due 09/10/2018	$2,498,000	$2,506,604
Westpac Banking Corp. Senior Notes 1.60% due 08/19/2019	1,330,000	1,313,295
Westpac Banking Corp. FRS Senior Notes 1.69% (3 ML+0.23%) due 04/26/2019*	500,000	500,364
Westpac Banking Corp. Senior Notes 1.95% due 11/23/2018	3,283,000	3,278,013
Westpac Banking Corp. FRS Senior Notes 2.12% (3 ML+0.71%) due 05/13/2019	1,000,000	1,006,209
Westpac Banking Corp. FRS Senior Notes 2.20% (3 ML+0.74%) due 11/23/2018	2,000,000	2,010,486
Westpac Banking Corp. Senior Notes 2.25% due 01/17/2019	700,000	700,265
Westpac Banking Corp. FRS Senior Bonds 2.34% (3 ML+0.61%) due 01/17/2019	1,130,000	1,135,094

		88,179,863

Banks-Export/Import — 3.8%
Export Development Canada Senior Notes 1.00% due 09/13/2019	1,665,000	1,633,721
Export Development Canada Senior Notes 1.75% due 08/19/2019	3,300,000	3,277,296
Svensk Exportkredit AB Senior Notes 1.25% due 04/12/2019	1,500,000	1,483,591
Svensk Exportkredit AB FRS Senior Notes 1.80% (3 ML+0.10%) due 10/04/2018	2,200,000	2,201,562
Svensk Exportkredit AB Senior Notes 1.88% due 06/17/2019	6,700,000	6,664,557

		15,260,727

Banks-Special Purpose — 10.5%
Agence Francaise de Developpement Senior Notes 1.38% due 08/02/2019	600,000	590,892
Bank Nederlandse Gemeenten NV Senior Notes 1.38% due 01/28/2019	3,876,000	3,846,914
Bank Nederlandse Gemeenten NV Senior Notes 1.50% due 02/15/2019*	348,000	345,512
Bank Nederlandse Gemeenten NV Senior Notes 1.50% due 02/15/2019	4,944,000	4,908,650

36

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Special Purpose (continued)
Bank Nederlandse Gemeenten NV Senior Notes 1.75% due 10/30/2019	$1,600,000	$1,583,934
Bank Nederlandse Gemeenten NV Senior Notes 1.88% due 06/11/2019	144,000	143,253
KFW Government Guar. Notes 1.50% due 02/06/2019	3,800,000	3,778,226
KFW Government Guar. Notes 1.50% due 09/09/2019	4,600,000	4,547,192
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.25% due 09/30/2019	3,500,000	3,443,650
Landwirtschaftliche Rentenbank Government Guar. Notes 1.75% due 04/15/2019	500,000	497,349
Nederlandse Waterschapsbank NV Senior Notes 1.25% due 09/09/2019*	450,000	442,515
Nederlandse Waterschapsbank NV Senior Notes 1.50% due 01/23/2019*	4,200,000	4,175,808
Nederlandse Waterschapsbank NV Senior Notes 1.75% due 09/05/2019	800,000	793,044
Nederlandse Waterschapsbank NV Senior Notes 1.88% due 03/13/2019	2,000,000	1,992,518
NRW Bank Govt. Guar. Notes 1.25% due 07/29/2019	520,000	511,848
NRW Bank Government Guar. Notes 1.88% due 07/01/2019	500,000	496,976
Oesterreichische Kontrollbank AG Government Guar. Notes 1.13% due 04/26/2019	2,000,000	1,974,604
Oesterreichische Kontrollbank AG Government Guar. Notes 1.63% due 03/12/2019	8,000,000	7,956,160
Oesterreichische Kontrollbank AG Government Guar. Notes 1.75% due 01/24/2020	706,000	698,259

		42,727,304

Investment Management/Advisor Services — 0.2%
CPPIB Capital, Inc. Company Guar. Notes 1.25% due 09/20/2019*	1,000,000	980,260

Oil Companies-Integrated — 4.2%
Shell International Finance BV Company Guar. Notes 1.63% due 11/10/2018	5,250,000	5,231,378
Shell International Finance BV FRS Company Guar. Notes 1.99% (3 ML+0.58%) due 11/10/2018	2,580,000	2,592,023
Shell International Finance BV Company Guar. Notes 4.30% due 09/22/2019	306,000	315,703

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Statoil ASA FRS Company Guar. Notes 1.71% (3 ML+0.29%) due 05/15/2018	$300,000	$300,166
Statoil ASA FRS Company Guar. Notes 1.86% (3 ML+0.46%) due 11/08/2018	3,297,000	3,307,053
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	1,690,000	1,687,240
Total Capital International SA FRS Company Guar. Notes 1.96% (3ML+0.35%) due 06/19/2019	300,000	301,173
Total Capital International SA Company Guar. Notes 2.10% due 06/19/2019	1,938,000	1,934,991
Total Capital International SA Company Guar. Notes 2.13% due 01/10/2019	1,500,000	1,500,042

		17,169,769

Regional Agencies — 1.4%
Municipality Finance PLC Government Guar. Notes 1.75% due 05/21/2019	5,850,000	5,811,215

Regional Authority — 0.7%
Province of Ontario Canada Senior Notes 2.00% due 01/30/2019	2,800,000	2,796,584

SupraNational Banks — 8.6%
African Development Bank Senior Notes 1.00% due 05/15/2019	800,000	788,172
African Development Bank Senior Notes 1.63% due 10/02/2018	4,500,000	4,490,073
Asian Development Bank Senior Notes 1.88% due 04/12/2019	600,000	597,897
Council of Europe Senior Notes 1.00% due 02/04/2019	1,200,000	1,186,225
Council of Europe Development Bank Senior Notes 1.50% due 05/17/2019	8,000,000	7,928,240
European Bank for Reconstruction & Development Senior Notes 1.63% due 11/15/2018	4,126,000	4,118,932
European Investment Bank Senior Notes 1.13% due 08/15/2019	1,300,000	1,278,726
European Investment Bank Senior Notes 1.25% due 05/15/2019	5,000,000	4,941,450
European Investment Bank Senior Notes 1.88% due 03/15/2019	400,000	398,926
European Investment Bank Senior Notes 2.13% due 03/15/2019	3,000,000	2,999,685

37

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks (continued)
Inter-American Development Bank Senior Notes 1.13% due 09/12/2019	$2,574,000	$2,528,865
International Bank for Reconstruction & Development Senior Notes 0.88% due 08/15/2019	1,000,000	979,890
International Bank for Reconstruction & Development Senior Notes 1.88% due 10/07/2019	2,506,000	2,491,540

		34,728,621

Winding-Up Agency — 1.7%
FMS Wertmanagement AoeR Government Guar. Notes 1.00% due 08/16/2019	4,049,000	3,973,648
FMS Wertmanagement AoeR Government Guar. Notes 1.63% due 11/20/2018	2,420,000	2,411,796
FMS Wertmanagement AoeR Government Guar. Notes 1.75% due 01/24/2020	500,000	494,758

		6,880,202

Total Foreign Corporate Bonds & Notes (cost $215,486,761)		214,534,545

FOREIGN GOVERNMENT OBLIGATIONS — 15.3%
Regional Agencies — 5.8%
Kommunalbanken AS Senior Notes 2.13% due 03/15/2019	6,350,000	6,344,692
Kommunekredit Senior Notes 1.13% due 08/23/2019	3,500,000	3,437,119
Kommuninvest I Sverige AB Government Guar. Notes 1.13% due 10/09/2018	4,000,000	3,976,272
Kommuninvest I Sverige AB Government Guar. Notes 2.00% due 11/12/2019	4,850,000	4,824,799
Municipality Finance PLC Senior Notes 1.25% due 09/10/2018*	2,500,000	2,488,460
Municipality Finance PLC Senior Notes 1.25% due 09/10/2018	737,000	733,598
Municipality Finance PLC Government Guar. Notes 1.25% due 04/18/2019	1,700,000	1,679,821

		23,484,761

Regional Authority — 4.5%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	1,000,000	990,206
Province of Manitoba, Canada Notes 1.75% due 05/30/2019	882,000	875,976
Province of Ontario, Canada Senior Notes 1.25% due 06/17/2019	500,000	493,180

Security Description	Principal Amount	Value (Note 2)
Regional Authority (continued)
Province of Ontario, Canada Senior Notes 1.63% due 01/18/2019	$967,000	$962,319
Province of Ontario, Canada Senior Notes 1.65% due 09/27/2019	500,000	493,932
Province of Ontario, Canada Senior Notes 2.00% due 09/27/2018	3,500,000	3,499,062
Province of Ontario, Canada Senior Notes 3.00% due 07/16/2018	1,500,000	1,507,399
Province of Ontario, Canada Senior Notes 4.00% due 10/07/2019	500,000	513,465
Province of Quebec, Canada FRS Senior Notes 2.02% (3 ML+0.28%) due 07/21/2019	2,709,000	2,717,750
State of North Rhine-Westphalia Senior Notes 1.25% due 09/16/2019	3,000,000	2,947,614
State of North Rhine-Westphalia Senior Notes 1.38% due 01/30/2019	900,000	892,341
State of North Rhine-Westphalia Senior Notes 1.63% due 07/25/2019	1,800,000	1,781,975
State of North Rhine-Westphalia Senior Notes 1.88% due 06/17/2019	500,000	497,060

		18,172,279

Sovereign Agency — 4.7%
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019*	5,800,000	5,760,038
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019	1,200,000	1,192,132
Caisse d’Amortissement de la Dette Sociale Notes 1.75% due 09/24/2019*	800,000	792,712
Caisse d’Amortissement de la Dette Sociale Notes 1.75% due 09/24/2019	1,315,000	1,303,020
Caisse d’Amortissement de la Dette Sociale FRS Senior Notes 1.97% (3 ML+0.38%) due 03/15/2018*	2,000,000	2,000,669
Caisse des Depots et Consignations Senior Notes 1.50% due 11/13/2018	1,600,000	1,591,562
Export Development Canada Senior Notes 1.00% due 11/01/2018	500,000	496,115

38

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign Agency (continued)
Kommunalbanken AS Senior Notes 1.13% due 05/23/2018	$3,000,000	$2,993,940
Kommunalbanken AS Senior Bonds 1.50% due 09/09/2019	1,000,000	987,760
Kommunalbanken AS Senior Bonds 1.50% due 10/22/2019	300,000	295,846
Kommunalbanken AS Senior Notes 1.75% due 05/28/2019	1,648,000	1,637,509

		19,051,303

SupraNational Banks — 0.2%
European Bank for Reconstruction & Development Senior Notes 1.75% due 11/26/2019	600,000	594,497

Winding-Up Agency — 0.1%
Erste Abwicklungsanstalt Bonds 1.38% due 10/30/2019	600,000	588,489

Total Foreign Government Obligations (cost $62,240,056)		61,891,329

U.S. GOVERNMENT AGENCIES — 4.6%
Federal Home Loan Bank — 1.3%
1.50% due 10/21/2019	3,900,000	3,857,798
2.00% due 09/13/2019	1,400,000	1,393,847

		5,251,645

Federal Home Loan Mtg. Corp. — 1.8%
Federal Home Loan Mtg. Corp. 1.25% due 10/02/2019	7,558,000	7,447,404

Federal National Mtg. Assoc. — 1.5%
1.00% due 10/24/2019	3,000,000	2,942,139
1.75% due 09/12/2019	3,000,000	2,981,841

		5,923,980

Total U.S. Government Agencies (cost $18,728,107)		18,623,029

U.S. GOVERNMENT TREASURIES — 2.0%
United States Treasury Notes — 2.0%
United States Treasury Notes 0.75% due 02/15/2019	4,600,000	4,542,680
1.00% due 10/15/2019	1,400,000	1,374,515
1.88% due 12/31/2019	2,000,000	1,990,000

Total U.S. Government Treasuries (cost $7,926,472)		7,907,195

Total Long-Term Investment Securities (cost $384,789,252)		383,110,851

SHORT-TERM INVESTMENT SECURITIES — 5.3%
Certificates of Deposit — 2.7%
Bank of Nova Scotia FRS 1.85% (3 ML+0.38%) due 02/28/2019	2,000,000	2,005,320

Security Description	Principal Amount	Value (Note 2)
Certificates of Deposit (continued)
Nordea Bank AB NY FRS 1.86% (3 ML+0.34%) due 03/07/2019	$2,000,000	$2,000,420
Nordea Bank AB NY FRS 1.99% (3 ML+0.28%) due 04/10/2019	2,000,000	1,999,060
Svenska Handelsbanken FRS 1.81% (3 ML+0.40%) due 02/12/2019	3,000,000	3,001,830
Svenska Handelsbanken NY FRS 1.90% (3 ML+0.21%) due 01/03/2019	2,000,000	2,000,000

		11,006,630

Commercial Paper — 1.5%
Erste Abwicklungsanstalt 1.73% due 04/27/2018	4,000,000	3,983,200
PSP Capital, Inc 1.61% due 03/19/2018*.	2,000,000	1,995,920

		5,979,120

Registered Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.25%(1)	4,607,592	4,607,592

Total Short-Term Investment Securities (cost $21,586,065)		21,593,342

TOTAL INVESTMENTS (cost $406,375,317)(2)	99.9%	404,704,193
Other assets less liabilities	0.1	462,748

NET ASSETS	100.0%	$405,166,941

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $38,246,908 representing 9.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	See Note 1
(1)	The rate shown is the 7-day yield as of January 31, 2018.
(2)	See Note 3 for cost of investments on a tax basis.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD Libor

39

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$80,154,753	$—	$80,154,753
Foreign Corporate Bonds & Notes	—	214,534,545	—	214,534,545
Foreign Government Obligations	—	61,891,329	—	61,891,329
U.S. Government Agencies	—	18,623,029	—	18,623,029
U.S. Government Treasuries	—	7,907,195	—	7,907,195
Short-Term Investment Securities:
Registered Investment Companies	4,607,592	—	—	4,607,592
Other Short-Term Securities	—	16,985,750	—	16,985,750

Total Investments at Value	$4,607,592	$400,096,601	$—	$404,704,193

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

40

SunAmerica Series Trust SA Dogs of Wall Street Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Beverages-Non-alcoholic	10.5%
Medical-Drugs	9.8
Aerospace/Defense	7.4
Distribution/Wholesale	6.9
Oil Companies-Integrated	6.4
Apparel Manufacturers	3.5
Aerospace/Defense-Equipment	3.5
Retail-Auto Parts	3.4
Networking Products	3.4
Retail-Drug Store	3.4
Computer Services	3.4
Advertising Agencies	3.4
Toys	3.3
Electric Products-Misc.	3.3
Telephone-Integrated	3.2
Data Processing/Management	3.2
Retail-Restaurants	3.2
Food-Misc./Diversified	3.2
Retail-Apparel/Shoe	3.1
Food-Confectionery	3.1
Consumer Products-Misc.	3.1
Cosmetics & Toiletries	3.0
Diversified Manufacturing Operations	2.9
Repurchase Agreements	0.4

100.0%

*	Calculated as a percentage of net assets
#	See Note 1

41

SunAmerica Series Trust SA Dogs of Wall Street Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.6%
Advertising Agencies — 3.4%
Omnicom Group, Inc.	165,682	$12,699,525

Aerospace/Defense — 7.4%
Boeing Co.	40,776	14,449,791
Lockheed Martin Corp.	37,932	13,460,170

		27,909,961

Aerospace/Defense-Equipment — 3.5%
United Technologies Corp.	94,693	13,068,581

Apparel Manufacturers — 3.5%
VF Corp.	161,989	13,143,787

Beverages-Non-alcoholic — 10.5%
Coca-Cola Co.	263,779	12,553,243
Dr Pepper Snapple Group, Inc.	125,574	14,987,257
PepsiCo, Inc.	101,610	12,223,683

		39,764,183

Computer Services — 3.4%
International Business Machines Corp.	78,460	12,843,902

Consumer Products-Misc. — 3.1%
Clorox Co.	82,501	11,689,567

Cosmetics & Toiletries — 3.0%
Procter & Gamble Co.	132,615	11,449,979

Data Processing/Management — 3.2%
Paychex, Inc.	178,879	12,208,492

Distribution/Wholesale — 6.9%
Fastenal Co.	222,018	12,202,109
WW Grainger, Inc.	51,484	13,883,176

		26,085,285

Diversified Manufacturing Operations — 2.9%
General Electric Co.	673,742	10,894,408

Electric Products-Misc. — 3.3%
Emerson Electric Co.	171,649	12,398,207

Food-Confectionery — 3.1%
Hershey Co.	107,163	11,823,294

Food-Misc./Diversified — 3.2%
General Mills, Inc.	203,821	11,921,490

Medical-Drugs — 9.8%
Johnson & Johnson	86,626	11,970,847
Merck & Co., Inc.	214,438	12,705,451

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical-Drugs (continued)
Pfizer, Inc.	331,774	$12,288,909

		36,965,207

Networking Products — 3.4%
Cisco Systems, Inc.	312,031	12,961,768

Oil Companies-Integrated — 6.4%
Chevron Corp.	94,955	11,902,609
Exxon Mobil Corp.	142,351	12,427,243

		24,329,852

Retail-Apparel/Shoe — 3.1%
Gap, Inc.	356,594	11,853,185

Retail-Auto Parts — 3.4%
Genuine Parts Co.	124,703	12,977,841

Retail-Drug Store — 3.4%
CVS Health Corp.	163,747	12,885,251

Retail-Restaurants — 3.2%
McDonald’s Corp.	69,700	11,928,458

Telephone-Integrated — 3.2%
Verizon Communications, Inc.	226,012	12,220,469

Toys — 3.3%
Hasbro, Inc.	132,600	12,539,982

Total Long-Term Investment Securities (cost $322,832,642)		376,562,674

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 1/31/2018, to be repurchased 02/01/2018 in the amount of $1,326,007 collateralized by $1,380,000 of United States Treasury Notes, bearing interest at 2.13% due 02/29/2024 and having an approximate value of $1,354,956 (cost $1,326,000)	$1,326,000	1,326,000

TOTAL INVESTMENTS (cost $324,158,642)(1)	100.0%	377,888,674
Other assets less liabilities	0.0	152,321

NET ASSETS	100.0%	$378,040,995

#	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$376,562,674	$—	$—	$376,562,674
Repurchase Agreements	—	1,326,000	—	1,326,000

Total Investments at Value	$376,562,674	$1,326,000	$—	$377,888,674

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

42

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.5%
Cable/Satellite TV	3.8
Real Estate Investment Trusts	3.6
Electric-Integrated	3.5
Pipelines	3.5
Telephone-Integrated	3.1
Oil Companies-Exploration & Production	2.9
Medical-Drugs	2.3
Oil Companies-Integrated	2.2
Banks-Commercial	2.0
Banks-Super Regional	1.8
Food-Misc./Diversified	1.7
Auto-Cars/Light Trucks	1.5
Finance-Investment Banker/Broker	1.5
Insurance-Life/Health	1.5
Aerospace/Defense	1.5
Brewery	1.4
Medical-Hospitals	1.4
Containers-Paper/Plastic	1.3
Broadcast Services/Program	1.2
Finance-Credit Card	1.1
Steel-Producers	1.1
Diagnostic Equipment	1.1
Time Deposits	1.1
Insurance-Multi-line	1.1
Medical-Biomedical/Gene	1.0
Gas-Distribution	1.0
Medical Products	1.0
Transport-Rail	0.9
Data Processing/Management	0.9
Building Products-Wood	0.8
Television	0.8
Medical-HMO	0.8
Cellular Telecom	0.8
Oil Refining & Marketing	0.7
Diversified Manufacturing Operations	0.7
Rental Auto/Equipment	0.7
Hotels/Motels	0.7
Containers-Metal/Glass	0.6
Tobacco	0.6
Retail-Auto Parts	0.6
Commercial Services-Finance	0.6
Multimedia	0.6
Metal Products-Distribution	0.6
Enterprise Software/Service	0.6
Chemicals-Specialty	0.6
Investment Management/Advisor Services	0.6
Computers	0.6
E-Commerce/Products	0.6
Casino Hotels	0.5
Retail-Drug Store	0.5
Electric-Generation	0.5
Machinery-General Industrial	0.5
Advertising Services	0.5
Coatings/Paint	0.5
Food-Retail	0.5
Electronic Measurement Instruments	0.5
Metal-Copper	0.5
Banks-Fiduciary	0.4
Insurance-Mutual	0.4
E-Commerce/Services	0.4

Food-Meat Products	0.4%
Diversified Financial Services	0.4
Radio	0.4
Insurance Brokers	0.4
Consulting Services	0.4
Finance-Other Services	0.4
Auto/Truck Parts & Equipment-Original	0.4
Food-Baking	0.4
Advertising Agencies	0.4
Paper & Related Products	0.4
Oil & Gas Drilling	0.4
Beverages-Non-alcoholic	0.4
Retail-Building Products	0.4
Machinery-Farming	0.4
Independent Power Producers	0.3
Trucking/Leasing	0.3
Building & Construction Products-Misc.	0.3
Electronic Security Devices	0.3
Electronic Components-Semiconductors	0.3
Transport-Services	0.3
Electric Products-Misc.	0.3
Gambling (Non-Hotel)	0.3
Steel Pipe & Tube	0.3
Gold Mining	0.3
Retail-Propane Distribution	0.3
Consumer Products-Misc.	0.3
Commercial Services	0.2
Aerospace/Defense-Equipment	0.2
Food-Flour & Grain	0.2
Satellite Telecom	0.2
Vitamins & Nutrition Products	0.2
Retail-Restaurants	0.2
Retail-Discount	0.2
Home Decoration Products	0.2
Research & Development	0.2
Oil-Field Services	0.2
Municipal Bonds & Notes	0.2
Finance-Consumer Loans	0.2
Electronic Forms	0.2
Electric-Distribution	0.2
Computers-Integrated Systems	0.2
Transport-Equipment & Leasing	0.2
Electronic Components-Misc.	0.2
Agricultural Chemicals	0.2
Energy-Alternate Sources	0.2
Computer Software	0.2
Finance-Auto Loans	0.2
Medical Instruments	0.2
Food-Confectionery	0.2
Telecom Services	0.2
Chemicals-Diversified	0.2
Resorts/Theme Parks	0.2
Electronic Parts Distribution	0.2
Steel-Specialty	0.2
Soap & Cleaning Preparation	0.2
Disposable Medical Products	0.2
Finance-Mortgage Loan/Banker	0.2
Special Purpose Entities	0.2
Finance-Commercial	0.2
Human Resources	0.2
Food-Catering	0.1

43

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Shipbuilding	0.1%
Office Automation & Equipment	0.1
Rubber/Plastic Products	0.1
Medical Labs & Testing Services	0.1
Cosmetics & Toiletries	0.1
Applications Software	0.1
Diversified Operations	0.1
Transactional Software	0.1
Diversified Minerals	0.1
Retail-Automobile	0.1
SupraNational Banks	0.1
Casino Services	0.1
Semiconductor Components-Integrated Circuits	0.1
Insurance-Reinsurance	0.1
Medical-Generic Drugs	0.1
Distribution/Wholesale	0.1
Medical-Outpatient/Home Medical	0.1
Coal	0.1
Medical-Wholesale Drug Distribution	0.1
Theaters	0.1
Retail-Pet Food & Supplies	0.1
Software Tools	0.1
Advertising Sales	0.1
Metal Processors & Fabrication	0.1
Music	0.1
Telecommunication Equipment	0.1
Food-Wholesale/Distribution	0.1
Toys	0.1
Semiconductor Equipment	0.1
Finance-Leasing Companies	0.1
Building Products-Air & Heating	0.1
Retail-Perfume & Cosmetics	0.1
Advanced Materials	0.1
Retail-Leisure Products	0.1
Beverages-Wine/Spirits	0.1
Quarrying	0.1
Hazardous Waste Disposal	0.1
Direct Marketing	0.1
Rubber-Tires	0.1
Schools	0.1
Security Services	0.1
Wire & Cable Products	0.1
Airlines	0.1
Auto-Truck Trailers	0.1
Specified Purpose Acquisitions	0.1
Circuit Boards	0.1
Precious Metals	0.1
Computer Services	0.1
Decision Support Software	0.1
Engineering/R&D Services	0.1

98.9%

*	Calculated as a percentage of net assets
#	See Note 1

Credit Quality†**
Aaa	0.1%
Aa	1.1
A	17.1
Baa	48.0
Ba	13.1
B	12.4
Caa	6.4
Not Rated@	1.8

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
**	Calculated as a percentage of total debt issues, excluding short-term securities.

44

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 81.8%
Advanced Materials — 0.1%
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	$1,260,000	$1,257,954

Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	1,015,612
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	256,794
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,065,311
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,770,000	1,785,657

		6,123,374

Advertising Sales — 0.1%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	300,000	307,125
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	800,000	832,528

		1,139,653

Aerospace/Defense — 1.0%
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,784,375
Arconic, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,327,116
BAE Systems Holdings, Inc.* Company Guar. Notes 3.85% due 12/15/2025	4,440,000	4,507,890
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,110,159
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,234,504
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	752,244

		15,716,288

Aerospace/Defense-Equipment — 0.2%
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	325,000	329,469
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	450,000	461,812
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	375,000	384,844
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,500,000	1,543,125

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	$1,250,000	$1,284,375

		4,003,625

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,092,757

Airlines — 0.1%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	1,003,441

Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	350,000	353,500

Applications Software — 0.1%
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	879,000	885,593
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	1,125,000	1,162,575
Nuance Communications, Inc. Company Guar. Notes 6.00% due 07/01/2024	175,000	185,325

		2,233,493

Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	775,000	784,688

Auto-Cars/Light Trucks — 1.3%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,954,666
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	567,723
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,709,295
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,060,196
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,386,213
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,750,945
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,759,569
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,473,123

		20,661,730

45

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Truck Trailers — 0.1%
BCD Acquisition, Inc. Senior Sec. Notes 9.63% due 09/15/2023*	$900,000	$983,250

Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027*	1,275,000	1,335,562
TI Group Automotive Systems, LLC Company Guar. Notes 8.75% due 07/15/2023*	514,000	546,768

		1,882,330

Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	200,000	202,000

Banks-Commercial — 1.9%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,746,146
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,448,057
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,087,149
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,344,322
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,530,238
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,087,499
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,700,012
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	748,138
Manufacturers & Traders Trust Co. FRS Sub. Notes 2.12% (3ML + 0.64%) due 12/01/2021	2,860,000	2,848,553
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	360,749
PNC Bank NA Senior Notes 2.45% due 11/05/2020	6,750,000	6,712,445
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,380,000	1,391,187
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,306,966

		31,311,461

Security Description	Principal Amount	Value (Note 2)
Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	$3,510,000	$3,581,763
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	3,426,340

		7,008,103

Banks-Super Regional — 1.8%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	603,375
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,712,977
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,328,072
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,641,227
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,350,458
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	1,974,320
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	3,500,000	3,502,061
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	6,300,000	6,314,817
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,027,808
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,621,993

		29,077,108

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.15% due 10/14/2020	645,000	640,402
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	3,550,000	3,587,968
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	1,460,000	1,627,824

		5,856,194

Brewery — 1.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,000,000	5,039,339
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	10,050,000	10,170,965
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,695,130

46

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	$840,000	$837,119

		19,742,553

Broadcast Services/Program — 0.6%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	76,875
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	1,150,000	1,183,890
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	6,800,000	6,630,759
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,375,000	1,010,625
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	725,000	746,750
Nexstar Escrow Corp. Company Guar. Notes 5.63% due 08/01/2024*	825,000	852,844

		10,501,743

Building & Construction Products-Misc. — 0.3%
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	550,000	584,100
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022	650,000	674,375
RSI Home Products, Inc. Sec. Notes 6.50% due 03/15/2023*	1,300,000	1,361,750
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,650,000	1,674,750
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	675,000	717,187
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	475,000	486,875

		5,499,037

Building Products-Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	1,415,000	1,380,671

Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	150,000	150,000
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	75,000	75,094

		225,094

Security Description	Principal Amount	Value (Note 2)
Building Products-Wood — 0.8%
Masco Corp. Senior Notes 4.38% due 04/01/2026	$5,125,000	$5,330,000
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,336,884
Masco Corp. Senior Notes 4.50% due 05/15/2047	2,420,000	2,413,695
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	609,382

		13,689,961

Cable/Satellite TV — 2.6%
Altice US Finance I Corp. Senior Sec. Notes 5.38% due 07/15/2023*	825,000	844,594
Altice US Finance I Corp. Senior Sec. Notes 5.50% due 05/15/2026*	375,000	383,438
Altice US Finance II Corp. Senior Notes 7.75% due 07/15/2025*	1,075,000	1,169,062
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,100,000	1,111,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	988,484
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	875,000	855,313
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	825,000	844,594
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	862,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	500,000	510,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	300,000	309,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	725,000	750,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	500,000	522,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,442,000

47

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	$1,325,000	$1,329,969
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	175,000	175,327
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,457,021
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	2,761,096
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	4,625,876
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,549,585
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,001,366
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,531,442
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	750,000	731,250
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,000,000	1,012,500
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	875,000	936,250
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*	475,000	535,859
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	281,355
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,275,000	1,268,625
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,475,000	1,398,484
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	250,000	256,875
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	920,573
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,554,304
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	490,000	520,026

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Senior Sec. Notes 4.00% due 09/01/2021	$3,273,000	$3,336,567
Time Warner Cable, Inc. Senior Sec. Notes 6.75% due 06/15/2039	690,000	819,557

		42,597,017

Casino Hotels — 0.5%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	175,000	187,688
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,575,000	1,665,562
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	575,000	580,750
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	702,000
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	850,000	966,424
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,200,000	2,233,000
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	900,000	907,875
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	875,000	840,263
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	625,000	616,797

		8,700,359

Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	800,000	835,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,050,000	1,042,125

		1,877,125

Cellular Telecom — 0.8%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,800,000	1,825,506
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	975,000	1,011,563
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,825,000	1,932,985

48

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	$1,300,000	$1,295,125
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	700,000	703,500
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	500,000	501,875
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	209,330
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	625,000	664,094
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,300,500
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	1,325,000	1,377,072
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	1,350,000	1,408,995

		12,230,545

Chemicals-Diversified — 0.2%
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,533,892
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	1,550,000	1,412,438

		2,946,330

Chemicals-Specialty — 0.5%
Albemarle Corp. Senior Notes 4.15% due 12/01/2024	1,465,000	1,527,830
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	1,985,000	2,276,471
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	175,000	177,844
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	3,175,000	3,278,188
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	175,000	180,250
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	300,000	320,625
Versum Materials, Inc. Company Guar. Notes 5.50% due 09/30/2024*	350,000	371,000

		8,132,208

Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	850,000	873,375

Security Description	Principal Amount	Value (Note 2)
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Company Guar. Notes 7.50% due 05/01/2025*	$825,000	$893,063
Peabody Energy Corp. Senior Sec. Notes 6.00% due 03/31/2022*	175,000	181,774
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	675,000	708,750

		1,783,587

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,946,064
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	1,979,514
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,353,517
Sherwin-Williams Co. Senior Notes 4.40% due 02/01/2045	1,415,000	1,424,708

		7,703,803

Commercial Services — 0.2%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	2,250,000	2,286,563
ServiceMaster Co. LLC Company Guar. Notes 5.13% due 11/15/2024*	950,000	952,375
ServiceMaster Co. LLC Senior Notes 7.45% due 08/15/2027	275,000	298,375

		3,537,313

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	2,490,000	2,533,613
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	2,515,000	2,370,903
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	959,523
S&P Global, Inc. Company Guar. Notes 4.00% due 06/15/2025	1,150,000	1,195,545
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	2,070,000	2,206,031
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	742,919

		10,008,534

Computer Services — 0.1%
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	858,238

49

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Software — 0.2%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	$2,025,000	$2,154,094
SS&C Technologies Holdings, Inc. Company Guar. Notes 5.88% due 07/15/2023	825,000	865,219

		3,019,313

Computers — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	125,000	129,687
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,121,583
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,775,000	1,940,297
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	2,435,000	3,195,502
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,697,517

		9,084,586

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	625,000	637,687
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	282,219
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	950,000	997,500
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	1,400,000	1,340,500

		3,257,906

Consulting Services — 0.4%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	475,000	494,000
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	255,386
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,142,889
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,469,623

		6,361,898

Security Description	Principal Amount	Value (Note 2)
Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	$1,900,000	$1,923,750
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	900,000	927,000
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	1,075,000	1,131,437
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	400,000	424,000

		4,406,187

Containers-Metal/Glass — 0.3%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	1,175,000	1,217,594
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,625,000	2,739,843
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	900,000	945,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	100,000	106,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	400,000	442,000

		5,450,687

Containers-Paper/Plastic — 1.3%
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	800,000	830,000
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	1,850,000	1,910,291
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	550,000	573,375
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026*	575,000	577,875
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	2,650,000	2,719,562
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	225,000	225,844
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,750,000	1,820,000
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,769,103
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,289,379
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	970,826

50

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
Pactiv LLC Senior Notes 7.95% due 12/15/2025	$375,000	$425,156
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,720,166	1,750,269
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,250,000	1,329,687
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	721,344
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	700,000	740,250
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	504,688
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	900,064
WestRock RKT Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	754,129
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	225,000	227,746

		21,039,588

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,225,000	2,238,906

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,840,388
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,331,627
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	517,000	560,831
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	450,000	464,063
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	3,950,000	4,083,312
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	450,000	473,909
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,342,166

		15,096,296

Security Description	Principal Amount	Value (Note 2)
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	$800,000	$848,000

Diagnostic Equipment — 1.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	6,450,000	6,516,738
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	3,308,139
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	450,000	453,938
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	1,125,000	1,115,156
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	4,125,000	4,125,000
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	1,946,527

		17,465,498

Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	125,000	125,941

Direct Marketing — 0.1%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	1,550,000	1,069,500

Disposable Medical Products — 0.2%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	2,525,000	2,632,313

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	450,000	457,875
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	237,375
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	850,000	909,500
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	231,188

		1,835,938

Diversified Banking Institutions — 7.1%
Bank of America Corp. Senior Notes 2.33% due 10/01/2021	9,100,000	8,997,099
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,456,302

51

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	$2,975,000	$3,004,669
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,230,817
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,017,638
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,479,650
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,580,646
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	4,250,000	4,183,106
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,300,961
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	6,182,148
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,361,332
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,192,969
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,192,429
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,776,607
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,619,459
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	3,813,801
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,422,078
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,385,249
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	1,993,087
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,518,990
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	5,670,000	5,641,140
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,747,557
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,636,125

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.77% due 01/24/2029	$2,000,000	$2,013,564
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,306,732
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,138,584
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,164,024
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,329,300

		114,686,063

Diversified Manufacturing Operations — 0.6%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	2,000,000	1,988,645
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	859,000	900,664
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	400,000	422,000
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,101,060
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	925,393
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,033,265

		9,371,027

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027*	4,560,000	4,472,270

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,678,297
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	997,846
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	450,000	451,125
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	500,000	540,625

		6,667,893

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,504,300
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,000,000	2,055,000

52

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric Products-Misc. (continued)
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	$250,000	$257,500

		4,816,800

Electric-Distribution — 0.1%
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,150,651

Electric-Generation — 0.2%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,211,700
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	1,979,969

		3,191,669

Electric-Integrated — 3.0%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,483,214
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,899,918
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	3,030,351
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,415,430
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,534,709
Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	600,000	578,816
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,810,000	1,685,664
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	2,000,000	1,912,236
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	141,774
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,258,305
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,537,321
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,093,725
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	546,547
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,051,848

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	$4,750,000	$6,116,930
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,123,075
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,043,505
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,094,254
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,578,878
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	615,507
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,277,222
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	748,396
Southern Co. Senior Notes 3.25% due 07/01/2026	4,950,000	4,786,004
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	837,789

		49,391,418

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,197,090

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	3,440,000	3,347,702
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,448,875

		4,796,577

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,335,602

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,128,341
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,337,888

		7,466,229

Electronic Parts Distribution — 0.2%
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,793,282

53

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Security Devices — 0.3%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	$5,570,000	$5,430,304

Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 8.50% due 11/01/2021	1,400,000	1,496,250
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	99,000
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	925,000	912,282
TerraForm Power Operating LLC Company Guar. Notes 6.63% due 06/15/2025*	525,000	572,906

		3,080,438

Engineering/R&D Services — 0.1%
Engility Corp. Company Guar. Notes 8.88% due 09/01/2024	775,000	835,528

Enterprise Software/Service — 0.6%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,000,000	2,002,500
Infor Software Parent LLC/Infor Software Parent, Inc.(1) Senior Notes 7.13% due 05/01/2021*	2,325,000	2,371,500
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,225,000	2,294,531
Informatica Corp. Senior Notes 7.13% due 07/15/2023*(1)	1,350,000	1,390,230
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	1,500,000	1,605,000

		9,663,761

Finance-Auto Loans — 0.2%
Ally Financial, Inc. Senior Notes 4.63% due 03/30/2025	400,000	411,504
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	600,000	632,250
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,850,000	1,975,245

		3,018,999

Finance-Commercial — 0.2%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,527,910

Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,525,000	1,531,146

Security Description	Principal Amount	Value (Note 2)
Finance-Consumer Loans (continued)
Navient Corp. Senior Notes 7.25% due 09/25/2023	$625,000	$673,437
SLM Corp. Senior Notes 5.50% due 01/25/2023	250,000	250,938
SLM Corp. Senior Notes 6.13% due 03/25/2024	900,000	918,000

		3,373,521

Finance-Credit Card — 1.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	3,550,000	3,597,027
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,650,464
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,066,786
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,261,966
Visa, Inc. Senior Notes 3.15% due 12/14/2025	3,460,000	3,453,067

		18,029,310

Finance-Investment Banker/Broker — 1.5%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	3,810,000	3,810,000
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,363,954
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,649,618
Jefferies Group LLC Senior Notes 5.13% due 01/20/2023	4,020,000	4,303,544
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,363,810
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,415,065
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,557,553
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	878,444
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,701,081

		24,043,069

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	450,000	439,965

54

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Mortgage Loan/Banker (continued)
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	$2,125,000	$2,164,844

		2,604,809

Finance-Other Services — 0.4%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,032,336
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,224,813
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	1,850,000	1,887,000
Vantiv LLC/Vanity Issuer Corp. Senior Notes 4.38% due 11/15/2025*	200,000	198,500

		6,342,649

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	233,125

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020(2)	550,000	104,500

Food-Baking — 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,112,989

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	276,719
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	325,000	335,156
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	700,000	714,000
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024	1,075,000	1,112,625

		2,438,500

Food-Flour & Grain — 0.2%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	625,000	610,156
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	625,000	643,750
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	500,000	497,813

Security Description	Principal Amount	Value (Note 2)
Food-Flour & Grain (continued)
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	$2,200,000	$2,202,090

		3,953,809

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	1,680,000	1,628,359
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	750,000	753,235
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,522,660
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,320,476
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,429,311

		6,654,041

Food-Misc./Diversified — 1.1%
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	1,100,000	1,116,500
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,273,397
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	3,405,000	3,447,379
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	2,810,000	2,747,161
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	1,830,000	1,978,191
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	625,000	637,500
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	6,055,000	5,995,573

		17,195,701

Food-Retail — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,100,000	981,750
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 6.63% due 06/15/2024	1,025,000	973,750
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,108,304

55

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail (continued)
Kroger Co. Senior Notes 4.45% due 02/01/2047	$1,325,000	$1,324,132
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,214,159

		7,602,095

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,459,500

Funeral Services & Related Items — 0.0%
Matthews International Corp. Senior Notes 5.25% due 12/01/2025*	450,000	456,750

Gambling (Non-Hotel) — 0.3%
Caesar Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	2,100,000	2,084,481
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	1,300,000	1,332,500
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024	1,275,000	1,364,250

		4,781,231

Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 5.25% due 12/15/2026	100,000	103,250

Gas-Distribution — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	350,000	357,875
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	450,000	471,938
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	300,000	307,125
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	1,350,000	1,397,250
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	244,843
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,795,407
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,965,271
NiSource, Inc. Senior Notes 2.65% due 11/17/2022	1,350,000	1,322,834

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution (continued)
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	$935,000	$995,803
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,030,084
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,490,505
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,084,828

		16,463,763

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	915,390

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	3,500,000	3,567,889

Hotels/Motels — 0.7%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,538,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,467,108
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	400,000	398,152
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.63% due 04/01/2025	25,000	25,172
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,436,399

		10,864,831

Human Resources — 0.2%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	2,700,000	2,517,750

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	100,000	98,125
Calpine Corp. Senior Notes 5.38% due 01/15/2023	200,000	197,500
Calpine Corp. Senior Notes 5.75% due 01/15/2025	2,225,000	2,108,187
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	332,313
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028*	325,000	325,065

56

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	$1,675,000	$1,751,011
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	608,350
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	225,000	245,048

		5,665,599

Insurance Brokers — 0.3%
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(1)	1,000,000	1,000,000
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	2,700,000	2,808,000
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	1,400,000	1,442,000

		5,250,000

Insurance-Life/Health — 1.5%
Aflac, Inc. Senior Notes 2.88% due 10/15/2026	4,275,000	4,111,545
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,300,000	1,332,500
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,970,697
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,964,396
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,375,776
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,189,989
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,713,989
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,858,127
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,112,244
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,906,985
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,120,599

		23,656,847

Security Description	Principal Amount	Value (Note 2)
Insurance-Multi-line — 0.6%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	$1,175,000	$1,166,188
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	610,650
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,971,134
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,743,700

		9,491,672

Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,392,271
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	723,711
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	613,837
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,622,843
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	590,847

		6,943,509

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	1,890,000	1,867,277

Internet Security — 0.0%
Symantec Corp. Senior Notes 5.00% due 04/15/2025*	275,000	280,443

Investment Management/Advisor Services — 0.5%
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,119,201
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,360,009
FMR LLC Notes 7.49% due 06/15/2019*	400,000	426,314
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,925,706
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	927,388
NFP Corp. Senior Notes 6.88% due 07/15/2025*	1,475,000	1,515,563

		8,274,181

57

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	$2,750,000	$2,935,710

Machinery-General Industrial — 0.5%
JPW Industries Holding Corp. Senior Sec. Notes 9.00% due 10/01/2024*	575,000	603,750
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	306,239
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,242,291
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,574,555
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	2,385,000	2,286,649

		8,013,484

Medical Information Systems — 0.0%
Quintiles IMS, Inc. Company Guar. Notes 5.00% due 10/15/2026*	725,000	738,594

Medical Instruments — 0.1%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	124,531
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	101,875
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	931,500

		1,157,906

Medical Labs & Testing Services — 0.1%
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(1)	525,000	534,844
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	766,322
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,000,000	1,010,000

		2,311,166

Medical Products — 0.8%
Becton Dickinson and Co. Senior Notes 3.00% due 05/15/2026*	2,215,000	2,215,000
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	2,980,216
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,628,820
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	3,090,000	3,273,796

Security Description	Principal Amount	Value (Note 2)
Medical Products (continued)
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	$860,000	$912,686
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	375,000	375,000
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,579,528

		12,965,046

Medical-Biomedical/Gene — 1.0%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,491,136
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,653,864
Celgene Corp. Senior Notes 5.00% due 08/15/2045	5,530,000	6,105,461
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	4,730,000	4,587,315
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(1)	1,225,000	1,237,250

		17,075,026

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,748,491
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,690,153
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,682,784
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	717,831

		10,839,259

Medical-HMO — 0.8%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,725,000	2,925,969
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*(1)	1,150,000	1,197,437
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	1,000,000	1,004,647
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	3,000,000	2,955,130
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,280,000	2,354,532
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	1,545,000	1,787,074

58

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	$760,000	$911,971

		13,136,760

Medical-Hospitals — 1.4%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	556,710
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,175,000	1,227,875
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	425,000	396,312
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	875,000	809,375
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,425,000	1,013,531
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,250,000	1,240,625
Envision Healthcare Corp. Company Guar. Notes 6.25% due 12/01/2024*	1,650,000	1,746,937
HCA, Inc. Senior Sec. Notes 4.50% due 02/15/2027	675,000	672,469
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,400,000	2,499,000
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,599,969
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	350,000	366,188
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,975,000	2,016,969
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	1,325,000	1,391,250
LifePoint Health, Inc. Company Guar. Notes 5.50% due 12/01/2021	175,000	178,063
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	625,000	625,781
SP Finco LLC Company Guar. Notes 6.75% due 07/01/2025*	1,300,000	1,252,875
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	850,000	850,000
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	475,000	466,687
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,250,000	1,231,375

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Sec. Notes 7.50% due 01/01/2022*	$250,000	$264,550
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	425,000	438,549
THC Escrow Corp. III Sec. Notes 5.13% due 05/01/2025*	1,075,000	1,060,219
THC Escrow Corp. III Senior Notes 7.00% due 08/01/2025*	425,000	416,500

		22,321,809

Medical-Outpatient/Home Medical — 0.1%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	1,925,000	1,821,531

Medical-Wholesale Drug Distribution — 0.1%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,575,000	1,775,813

Metal Processors & Fabrication — 0.1%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	1,550,000	1,540,313

Metal Products-Distribution — 0.6%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	1,762,839
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,141,736
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	4,890,401

		9,794,976

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,475,000	1,465,781
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	1,650,000	1,720,950
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,783,715
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,253,767

		6,224,213

Multimedia — 0.6%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	1,028,875
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,219,493

59

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	$1,000,000	$1,300,632
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,707,838
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,163,725
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,566,241

		9,986,804

Music — 0.1%
EMI Music Publishing Group North America Holdings, Inc. Company Guar. Notes 7.63% due 06/15/2024*	1,075,000	1,182,500
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	300,000	306,000

		1,488,500

Non-Hazardous Waste Disposal — 0.0%
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	425,000	438,813

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	1,450,000	1,565,094
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	861,655

		2,426,749

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,150,500
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	707,000
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,560,862

		4,418,362

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,570,782
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	825,000	841,500
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	275,000	280,915
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	475,000	486,281

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	$1,025,000	$1,128,781
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	815,000	845,562
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	335,563
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	488,000	497,760
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.25% due 07/15/2025	550,000	606,375
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	575,000	537,625
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	345,000	370,013
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	250,000	252,500
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027*	825,000	819,844
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,343,254
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	600,000	607,500
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,325,000	1,338,250
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	350,000	363,563
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	75,000	75,938
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	400,000	407,000
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	675,000	710,437
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024	550,000	554,125
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025	450,000	459,000
Gulfport Energy Corp. Company Guar. Notes 6.38% due 01/15/2026*	250,000	253,750

60

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	$250,000	$258,125
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,193,129
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	450,000	455,625
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	310,500
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,296,655
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	550,000	561,687
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	550,000	566,500
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	200,000	202,000
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.38% due 01/15/2025*	275,000	277,750
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.63% due 10/15/2027*	500,000	513,750
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	200,000	211,000
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026*	475,000	483,312
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	208,000
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	550,000	561,000
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	275,000	280,500
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	200,000	194,250
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	700,000	701,750
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	75,000	78,281
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025	250,000	259,375

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	$500,000	$525,000
SM Energy Co. Senior Notes 5.63% due 06/01/2025	275,000	272,250
SM Energy Co. Senior Notes 6.50% due 01/01/2023	425,000	433,500
SM Energy Co. Senior Notes 6.75% due 09/15/2026	525,000	547,312
Southwestern Energy Co. Senior Notes 4.10% due 03/15/2022	575,000	566,375
Southwestern Energy Co. Senior Notes 7.50% due 04/01/2026	175,000	183,094
Southwestern Energy Co. Senior Notes 7.75% due 10/01/2027	925,000	966,625
SRC Energy, Inc. Senior Notes 6.25% due 12/01/2025*	800,000	824,000
Ultra Resources, Inc. Company Guar. Notes 6.88% due 04/15/2022*	175,000	176,750
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	700,000	698,250
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	825,000	849,750
Whiting Petroleum Corp. Senior Notes 6.63% due 01/15/2026*	275,000	281,531
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	475,000	480,938
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	125,000	131,563
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	51,000	55,080
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	350,000	401,625

		37,693,150

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,461,092
Chevron Corp. Senior Notes 2.10% due 05/16/2021	3,400,000	3,344,369
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	609,974

61

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	$605,000	$844,447

		6,259,882

Oil Refining & Marketing — 0.7%
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	1,700,000	1,751,000
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,869,715
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	935,008
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,616,076
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 4.88% due 01/15/2023*	75,000	76,389
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026*	275,000	280,761
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028*	425,000	434,031
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	225,000	235,701
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,132,939
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	2,053,452

		11,385,072

Oil-Field Services — 0.1%
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	375,000	383,906
SESI LLC Company Guar. Notes 7.75% due 09/15/2024*	1,225,000	1,316,875
Weatherford International LLC Company Guar. Notes 6.80% due 06/15/2037	200,000	176,000

		1,876,781

Paper & Related Products — 0.4%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	519,750
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,160,063
International Paper Co. Senior Notes 4.40% due 08/15/2047	4,175,000	4,337,064

Security Description	Principal Amount	Value (Note 2)
Paper & Related Products (continued)
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013(2)(3)(4)(5)†	$250,000	$25

		6,016,902

Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	175,000	178,719

Pipelines — 3.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	850,000	854,902
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,125,000	1,158,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023(2)	375,000	375,469
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	500,000	516,250
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	950,000	1,023,625
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	550,000	625,625
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	1,575,000	1,604,531
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,178,755
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,537,175
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	1,725,000	1,867,313
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,447,681
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	3,013,000	2,971,166
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,367,252
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	742,322
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,400,000	1,463,000
Kinder Morgan Energy Partners LP Company Guar. Notes 3.95% due 09/01/2022	4,600,000	4,712,707

62

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	$2,540,000	$2,855,422
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	674,786
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,511,480
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,479,681
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,516,628
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,426,394
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,675,000	1,691,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	850,000	856,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028*	725,000	717,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025	250,000	251,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	153,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	825,000	839,438
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,256,957
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	186,000	195,627
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.38% due 05/01/2024	350,000	379,313
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,480,490
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	3,181,805
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,858,298

		56,773,780

Security Description	Principal Amount	Value (Note 2)
Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	$875,000	$870,625

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,108,125

Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	500,000	518,450

Radio — 0.4%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	850,000	892,500
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	900,000	920,520
Radio One, Inc. Company Guar. Notes 9.25% due 02/15/2020*(2)	975,000	946,969
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,300,000	1,339,000
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,150,000	1,177,312
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,257,000

		6,533,301

Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,147,384
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,112,478
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,143,030
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,586,562
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,718,645
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,434,727
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	410,000	400,075
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,487,591
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	2,500,000	2,581,294
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	3,935,016

63

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	$2,600,000	$2,651,422
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	202,992
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	1,875,759
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,321,019
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,829,738
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	494,692
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,714,795
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	275,000	293,747
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,244,681
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,587,392
Plum Creek Timberlands LP Senior Notes 3.25% due 03/15/2023	1,370,000	1,374,465
Plum Creek Timberlands LP Senior Notes 4.70% due 03/15/2021	1,200,000	1,257,787
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,256,443
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023	425,000	435,625
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,426,834
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	987,808
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,104,918
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,055,418
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	506,956

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	$710,000	$746,517
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,946,704

		56,862,514

Regional Authority — 0.0%
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	470,000	474,700

Rental Auto/Equipment — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 6.38% due 04/01/2024*	1,325,000	1,356,800
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	760,958
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,754,428
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	675,000	604,564
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	625,000	653,125
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,475,000	1,473,156
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	525,000	553,875
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	425,000	446,250
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	428,500

		11,031,656

Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	3,300,000	3,415,500

Resorts/Theme Parks — 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operation LLC Company Guar. Notes 5.38% due 04/15/2027*	350,000	364,875
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	475,000	481,531
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,950,000	1,996,313

		2,842,719

64

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	$840,000	$877,426
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,899,411
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	934,391
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	2,871,678
O’Reilly Automotive, Inc. Senior Notes 3.55% due 03/15/2026	680,000	676,023
O’Reilly Automotive, Inc. Senior Notes 3.85% due 06/15/2023	800,000	824,810

		10,083,739

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	1,910,000	1,967,838

Retail-Building Products — 0.4%
Beacon Escrow Corp. Company Guar. Notes 4.88% due 11/01/2025*	375,000	373,125
Home Depot, Inc. Senior Notes 2.80% due 09/14/2027	3,600,000	3,461,221
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	2,013,359

		5,847,705

Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	1,500,000	1,500,310
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	2,010,000	2,097,239

		3,597,549

Retail-Drug Store — 0.5%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,572,756
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,025,000	4,061,324
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,414,058
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	399,216	422,930
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	1,125,000	1,049,062

		8,520,130

Security Description	Principal Amount	Value (Note 2)
Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	$1,225,000	$1,257,156

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	1,325,000	1,318,375

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	2,150,000	1,351,812
PetSmart, Inc. Company Guar. Notes 8.88% due 06/01/2025*	425,000	268,813

		1,620,625

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,250,000	1,212,500
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	914,375
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	1,050,000	1,034,250
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	246,250
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,150,000	1,127,000

		4,534,375

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	900,000	893,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	101,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	650,000	663,000

		1,657,500

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	425,000	424,469
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	625,000	632,812

		1,057,281

65

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	$2,325,000	$2,374,406

Schools — 0.1%
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,048,035

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	1,874,539

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	1,225,000	1,229,594

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027*	2,470,000	2,437,297

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	1,350,000	1,302,492

Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Senior Sec. Notes 7.38% due 10/15/2024*	1,525,000	1,603,156

Special Purpose Entities — 0.2%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	770,519	877,523
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,550,000	1,677,590

		2,555,113

Specified Purpose Acquisitions — 0.1%
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	900,000	904,500

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	515,699
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	2,600,000	2,623,893
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,593,410

		4,733,002

Steel-Producers — 0.9%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,950,742

Security Description	Principal Amount	Value (Note 2)
Steel-Producers (continued)
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	$2,600,000	$2,684,482
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,064,490
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	450,000	461,812
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	650,000	676,000

		13,837,526

Steel-Specialty — 0.2%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	2,575,000	2,678,000

Telecommunication Equipment — 0.1%
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	1,400,000	1,473,066

Telephone-Integrated — 2.6%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	3,975,301
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	3,600,000	3,502,784
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,531,190
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	1,500,000	1,563,117
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,419,360
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,529,767
AT&T, Inc. Senior Notes 5.30% due 08/14/2058	2,750,000	2,779,321
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,177,179
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,200,000	1,240,500
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	8,545,000	7,987,822
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,075,777
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	4,390,000	4,816,844

		41,598,962

66

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Television — 0.8%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	$825,000	$823,969
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,091,125
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,693,728
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	275,000	276,375
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,275,000	1,313,250
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	1,075,000	1,107,895
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	248,125
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,150,000	1,184,500
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,400,625
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	700,000	728,000
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	675,000	706,219
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	1,675,000	1,723,156

		13,296,967

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026	300,000	291,750
AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027	125,000	121,875
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	1,300,000	1,334,125

		1,747,750

Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	248,511
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027*	4,270,000	4,174,094
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047*	5,625,000	5,798,058

		10,220,663

Security Description	Principal Amount	Value (Note 2)
Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	$1,240,000	$1,454,394

Transactional Software — 0.1%
Solera LLC Senior Notes 10.50% due 03/01/2024*	1,825,000	2,046,281

Transport-Rail — 0.5%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	52,568	54,802
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	2,977,205
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,811,585
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,888,992
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	540,000	534,200

		8,266,784

Transport-Services — 0.3%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,571,916
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,324,998
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	2,000,289

		4,897,203

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	450,000	456,885

Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,398,767
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,196,896

		5,595,663

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co. Company Guar. Notes 3.00% due 11/15/2020	2,550,000	2,570,124
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	1,270,000	1,322,097

		3,892,221

67

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Water Treatment Systems — 0.0%
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	$525,000	$530,250

Web Hosting/Design — 0.0%
VeriSign, Inc. Senior Notes 4.75% due 07/15/2027	425,000	428,188

Wire & Cable Products — 0.1%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	1,000,000	1,030,000

Total U.S. Corporate Bonds & Notes (cost $1,286,317,435)		1,325,280,430

FOREIGN CORPORATE BONDS & NOTES — 14.6%
Advertising Sales — 0.0%
Clear Channel International BV Company Guar. Notes 8.75% due 12/15/2020*	425,000	445,719

Advertising Services — 0.5%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,340,912
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,631,735
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	1,943,007

		7,915,654

Aerospace/Defense — 0.5%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,250,995
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,079,790

		7,330,785

Auto-Cars/Light Trucks — 0.2%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,833,896

Auto/Truck Parts & Equipment-Original — 0.3%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,050,000	1,039,500
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	125,000	131,250
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	1,125,000	1,216,406
IHO Verwaltungs GmbH Senior Sec. Notes 4.50% due 09/15/2023*(1)	250,000	254,375
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(1)	1,750,000	1,767,500

		4,409,031

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	$1,900,000	$1,898,788

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,235,598

Brewery — 0.2%
Heineken NV Senior Notes 3.50% due 01/29/2028*	3,015,000	3,009,279

Broadcast Services/Program — 0.6%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	819,937
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,140,983

		8,960,920

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	650,000	676,000

Cable/Satellite TV — 1.2%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	2,100,000	1,926,750
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	4,990,050
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,313,250
Numericable-SFR SA Senior Sec. Notes 6.25% due 05/15/2024*	525,000	502,031
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*	2,875,000	2,831,875
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,800,000	1,791,000
Unitymedia GmbH Sec. Notes 6.13% due 01/15/2025*	1,625,000	1,709,825
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	605,250
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	357,875
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	750,000	763,125
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	410,124
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	446,485

68

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	$725,000	$714,125
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,350,000	1,339,875

		19,701,640

Chemicals-Specialty — 0.1%
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,250,000	1,279,688

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	475,000	479,750

Containers-Metal/Glass — 0.3%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(1)	1,400,000	1,456,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	1,000,000	1,022,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	575,000	593,687
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	1,900,000	2,041,930

		5,114,117

Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	425,000	422,875

Diversified Banking Institutions — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,704,294

Diversified Financial Services — 0.4%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	6,653,000	6,536,910

Diversified Minerals — 0.1%
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	425,000	472,281
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	875,000	985,469
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	475,000	536,156

		1,993,906

Security Description	Principal Amount	Value (Note 2)
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	$2,000,000	$2,115,834

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,000,000	2,911,433
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	1,620,000	1,639,494

		4,550,927

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,166,997

Electric-Integrated — 0.5%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,545,971
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	980,000	1,043,333
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	1,810,000	1,752,555
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,045,392

		8,387,251

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,033,763

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	350,000	376,250

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	1,430,000	1,438,001

Food-Baking — 0.3%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,282,617
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,785,768

		4,068,385

Food-Confectionery — 0.2%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	3,070,000	2,965,282

69

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified — 0.6%
Danone SA Senior Notes 2.95% due 11/02/2026*	$2,980,000	$2,836,699
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,096,160

		8,932,859

Gold Mining — 0.2%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	644,800
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	795,000
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,359,199

		3,798,999

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	1,075,000	1,076,344

Insurance Brokers — 0.1%
KIRS Midco 3 PLC Senior Sec. Notes 8.63% due 07/15/2023*	1,150,000	1,190,250

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	810,913

Machinery-Farming — 0.2%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	2,730,000	2,709,219

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 3.35% due 04/01/2027	1,820,000	1,831,518

Medical Products — 0.2%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023	1,075,000	881,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,750,000	1,443,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	725,000	619,875

		2,945,125

Medical-Drugs — 1.6%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	3,085,000	3,012,186
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	2,992,840

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	$1,100,000	$862,125
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,525,000	1,146,617
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	3,215,000	3,139,362
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	2,920,000	2,797,439
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	3,100,000	2,575,737
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	2,456,040
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	750,000	671,017
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	377,813
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	500,000	481,900
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,300,000	1,174,485
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	3,025,000	2,707,980
Valeant Pharmaceuticals International, Inc.* Senior Sec. Notes 6.50% due 03/15/2022	150,000	157,170
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	450,000	478,548
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.50% due 07/15/2021*	800,000	803,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	550,000	564,954

		26,399,213

70

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	$890,000	$893,613
Allergan Funding SCS Company Guar. Notes 3.00% due 03/12/2020	955,000	958,754

		1,852,367

Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	300,000	320,250
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	600,000	660,000

		980,250

Oil & Gas Drilling — 0.1%
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	300,000	312,000
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	800,000	858,000
Shelf Drilling Holdings, Ltd. Senior Notes 8.25% due 02/15/2025*	300,000	300,000

		1,470,000

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,158,139
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	5,784,442
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,937,864

		9,880,445

Oil Companies-Integrated — 1.8%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,775,282
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,431,975
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,874,030
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,238,587
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	3,022,469
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	594,205
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	7,070,000	7,496,321

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	$1,600,000	$1,693,040
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	1,110,000	1,087,543
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,514,585
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,025,000	1,063,170

		29,791,207

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(2)	500,000	643,592

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	625,000	559,375
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	925,000	978,187

		1,537,562

Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	2,075,000	2,077,594

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,375,000	1,079,375
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	250,000	218,125
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,700,000	1,447,125
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	800,000	840,000
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	350,000	321,895

		3,906,520

Security Services — 0.1%
GW Honos Security Corp. Senior Notes 8.75% due 05/15/2025*	950,000	1,030,750

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	200,000	217,750

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,440,000	1,368,629

71

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.2%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	$3,570,000	$3,771,634

SupraNational Banks — 0.1%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	872,396
Corp. Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,073,750

		1,946,146

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	2,949,535

Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,611,802
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,723,136
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,694,198
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,109,776

		8,138,912

Transport-Equipment & Leasing — 0.2%
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	250,000	238,750
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	250,000	246,875
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	2,775,000	2,747,250

		3,232,875

Transport-Rail — 0.4%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,100,398
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	3,901,747

		7,002,145

Total Foreign Corporate Bonds & Notes (cost $233,284,425)		237,543,893

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $506,597)	640,000	597,050

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	$3,520,000	$3,382,790

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†(2)(3)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,385,000

Total Preferred Securities (cost $2,274,140)		1,385,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,124,114

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 3.15% (3ML + 1.74%) due 02/15/2067*	2,400,000	2,154,000

Electric-Generation — 0.3%
Electricite de France SA 5.63% due 01/22/2024*(6)	5,000,000	5,150,000

Insurance-Multi-line — 0.5%
AXA SA 8.60% due 12/15/2030	4,000,000	5,690,800
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,494,000
USF&G Capital III 8.31% due 07/01/2046*	250,000	360,295

		7,545,095

Total Preferred Securities/Capital Securities (cost $15,970,239)		17,973,209

Total Long-Term Investment Securities (cost $1,541,872,836)		1,586,162,672

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 02/01/2018 (cost $17,315,000)	17,315,000	17,315,000

TOTAL INVESTMENTS (cost $1,559,187,836)(7)	98.9%	1,603,477,672
Other assets less liabilities	1.1	17,509,323

NET ASSETS	100.0%	$1,620,986,995

72

SunAmerica Series Trust SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

#	See Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $411,752,550 representing 25.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Illiquid security. At January 31, 2018, the aggregate value of these securities was $4,598,765 representing 0.3% of net assets.
(3)	Securities classified as Level 3 (see Note 2).
(4)	Security in default of interest and principal at maturity.
(5)	Company has filed for bankruptcy protection.
(6)	Perpetual maturity – maturity date reflects the next call date.
(7)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS is the current rates as of January 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

STRIPS — Separate Trading of Registered Interest and Principal Securities

ULC — Unlimited Liability Corp.

Index Legend

3ML—3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
50	Short	U.S. Treasury 10 Year Notes	March 2018	$6,241,361	$6,078,906	$162,455

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Paper & Related Products	$—	$6,016,877	$25	$6,016,902
Other Industries	—	$1,319,263,528	—	1,319,263,528
Foreign Corporate Bonds & Notes	—	237,543,893	—	237,543,893
U.S. Government Agencies	—	597,050	—	597,050
Municipal Bonds & Notes	—	3,382,790	—	3,382,790
Preferred Securities:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,385,000	—	—	1,385,000
Preferred Securities/Capital Securities	—	17,973,209	—	17,973,209
Short-Term Investment Securities	—	17,315,000	—	17,315,000

Total Investments at Value	$1,385,000	$1,602,092,347	$325	$1,603,477,672

Other Financial Instruments:†
Futures Contracts	$162,455	$—	$—	$162,455

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

73

SunAmerica Series Trust SA Fixed Income Index Portfolio††

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

United States Treasury Notes	43.2%
United States Treasury Bonds	9.9
Diversified Banking Institutions	3.1
Banks-Commercial	3.1
Electric-Integrated	2.9
Exchange-Traded Funds	2.9
Federal National Mtg. Assoc.	2.6
Repurchase Agreements	2.1
Pipelines	2.0
Retail-Discount	1.5
Federal Home Loan Bank	1.6
Auto/Truck Parts & Equipment-Original	1.3
Medical-Drugs	1.0
Multimedia	1.0
Oil Companies-Integrated	1.0
Finance-Credit Card	0.9
Telephone-Integrated	0.9
Real Estate Investment Trusts	0.8
Enterprise Software/Service	0.8
Retail-Drug Store	0.8
Food-Meat Products	0.7
Cellular Telecom	0.7
Insurance-Multi-line	0.6
Diagnostic Equipment	0.6
Medical-HMO	0.6
Finance-Other Services	0.6
Banks-Super Regional	0.6
Banks-Fiduciary	0.6
Federal Home Loan Mtg. Corp.	0.5
Engines-Internal Combustion	0.5
Finance-Leasing Companies	0.5
Chemicals-Diversified	0.5
Gas-Distribution	0.5
Medical-Generic Drugs	0.4
Investment Management/Advisor Services	0.4
Aerospace/Defense-Equipment	0.4
Oil Refining & Marketing	0.4
Pharmacy Services	0.4
Cable/Satellite TV	0.4
Commercial Services-Finance	0.4
Banks-Money Center	0.4
Brewery	0.4
Airlines	0.4
Oil Companies-Exploration & Production	0.4
E-Commerce/Products	0.3
Applications Software	0.3
Medical Labs & Testing Services	0.3
Electronic Components-Semiconductors	0.3
Computers	0.3
U.S. Government Treasuries	0.3
Medical Instruments	0.3
Oil-Field Services	0.3
Retail-Building Products	0.3
Beverages-Non-alcoholic	0.3
Medical Products	0.3
Machinery-Construction & Mining	0.2
Transport-Services	0.2
Computer Services	0.2
Instruments-Controls	0.2
Oil Field Machinery & Equipment	0.2
Networking Products	0.2

Aerospace/Defense	0.1%
Insurance-Reinsurance	0.1

100.0%

Credit Quality†#

Aaa	61.5%
Aa	3.8
A	13.3
Baa	19.5
Ba	1.0
Not Rated@	0.9

100.0%

††	See Note 1
*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues.
†	Source: Moody’s.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

74

SunAmerica Series Trust SA Fixed Income Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 31.6%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	$400,000	$412,949

Aerospace/Defense-Equipment — 0.4%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	1,000,000	1,186,827

Airlines — 0.4%
United Airlines Pass Through Trust Pass-Through Certs. 3.10% due 01/07/2030	1,119,656	1,095,740

Applications Software — 0.3%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,050,442

Auto/Truck Parts & Equipment-Original — 1.3%
BorgWarner, Inc. Senior Notes 4.38% due 03/15/2045	1,900,000	1,917,842
Delphi Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	1,965,703

		3,883,545

Banks-Commercial — 1.4%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	2,000,000	1,953,161
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	659,000	667,214
PNC Bank NA Senior Notes 2.00% due 05/19/2020	1,600,000	1,578,958

		4,199,333

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	914,650
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	860,961

		1,775,611

Banks-Super Regional — 0.6%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	486,019
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,325,722

		1,811,741

Beverages-Non-alcoholic — 0.3%
Pepsi-Cola Metropolitan Bottling Co., Inc. Company Guar. Notes 7.00% due 03/01/2029	644,000	855,283

Security Description	Principal Amount	Value (Note 2)

Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	$973,000	$1,099,499

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	500,000	517,191
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	600,000	636,766

		1,153,957

Chemicals-Diversified — 0.5%
EI du Pont de Nemours & Co. Senior Notes 2.80% due 02/15/2023	1,500,000	1,491,758

Commercial Services-Finance — 0.4%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,116,825

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 7.00% due 10/30/2025	400,000	502,724

Computers — 0.3%
Apple, Inc. Senior Notes 2.10% due 05/06/2019	1,000,000	999,110

Diagnostic Equipment — 0.6%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	970,359
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	876,000	920,349

		1,890,708

Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,084,000	1,181,942
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,032,000	1,155,159
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	250,000	256,830
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	400,000	421,665
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	200,000	263,837
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,349,595
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	500,000	517,323

75

SunAmerica Series Trust SA Fixed Income Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 7.30% due 05/13/2019	$1,100,000	$1,165,699

		6,312,050

E-Commerce/Products — 0.3%
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,070,101

Electric-Integrated — 2.9%
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	233,237
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,842,350
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	800,000	830,923
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,752,986
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,083,700
SCANA Corp. Senior Notes 4.75% due 05/15/2021	1,970,000	2,054,299

		8,797,495

Electronic Components-Semiconductors — 0.3%
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,014,715

Engines-Internal Combustion — 0.5%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	1,400,000	1,635,993

Enterprise Software/Service — 0.8%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	1,011,206
Oracle Corp. Senior Notes 2.25% due 10/08/2019	1,500,000	1,499,371

		2,510,577

Finance-Credit Card — 0.9%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	1,955,109
Visa, Inc. Senior Notes 4.30% due 12/14/2045	829,000	918,658

		2,873,767

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	449,000	460,714

Security Description	Principal Amount	Value (Note 2)

Finance-Other Services — 0.6%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	$680,000	$674,719
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,177,255

		1,851,974

Food-Meat Products — 0.7%
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	2,000,000	2,206,618

Gas-Distribution — 0.5%
AGL Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	1,165,000	1,421,835

Instruments-Controls — 0.2%
Honeywell International, Inc. Senior Notes 1.40% due 10/30/2019	500,000	492,293

Insurance-Multi-line — 0.4%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,372,061

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	397,000	392,227

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,202,465

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	623,872

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	864,000	978,870

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,033,726

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	772,812

Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	400,000	403,697
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	818,544

		1,222,241

76

SunAmerica Series Trust SA Fixed Income Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.6%
Aetna, Inc. Senior Notes 4.13% due 06/01/2021	$1,800,000	$1,862,614

Multimedia — 1.0%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	3,165,932

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	482,036

Oil Companies-Exploration & Production — 0.4%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	275,315
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	267,639
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	200,000	245,511
Noble Energy, Inc. Senior Notes 5.63% due 05/01/2021	300,000	306,000

		1,094,465

Oil Companies-Integrated — 1.0%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,126,069

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc. Senior Notes 2.60% due 12/01/2022	500,000	482,798

Oil Refining & Marketing — 0.4%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	276,856
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	640,417
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	266,682

		1,183,955

Oil-Field Services — 0.3%
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	719,690
Oceaneering International, Inc. Senior Notes 4.65% due 11/15/2024	250,000	242,894

		962,584

Pharmacy Services — 0.4%
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,170,081

Security Description	Principal Amount	Value (Note 2)

Pipelines — 2.0%
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/2021	$2,000,000	$2,087,861
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	373,868
MPLX LP Senior Notes 5.50% due 02/15/2023	550,000	564,975
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,114,816
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,058,869

		6,200,389

Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,359,022
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,218,371

		2,577,393

Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	979,000	920,802

Retail-Discount — 1.5%
Costco Wholesale Corp. Senior Notes 2.15% due 05/18/2021	1,000,000	987,024
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,204,087
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,130,447
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	1,050,000	1,401,529

		4,723,087

Retail-Drug Store — 0.8%
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	974,750
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,352,584

		2,327,334

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	976,039
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	902,000	1,076,519

77

SunAmerica Series Trust SA Fixed Income Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	$500,000	$612,888

		2,665,446

Transport-Services — 0.2%
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/2019	500,000	516,160

Total U.S. Corporate Bonds & Notes (cost $95,390,536)		96,233,603

FOREIGN CORPORATE BONDS & NOTES — 5.1%
Banks-Commercial — 1.7%
Bank of Montreal Senior Notes 2.10% due 06/15/2020	2,000,000	1,980,290
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,269,433
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	500,000	506,916
Royal Bank of Canada Senior Notes 2.15% due 03/15/2019	500,000	498,642
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	837,000	837,921

		5,093,202

Banks-Money Center — 0.4%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,115,728

Cellular Telecom — 0.7%
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	2,000,000	1,955,274

Diversified Banking Institutions — 1.0%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,055,906
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 2.75% due 03/26/2020	550,000	549,955
Deutsche Bank AG Senior Notes 2.50% due 02/13/2019	500,000	499,680
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	1,019,782

		3,125,323

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,034,465

Security Description	Principal Amount	Value (Note 2)

Medical-Drugs — 0.6%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	$2,000,000	$1,952,795

Medical-Generic Drugs — 0.4%
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	253,180
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,045,113

		1,298,293

Total Foreign Corporate Bonds & Notes (cost $15,625,971)		15,575,080

U.S. GOVERNMENT AGENCIES — 4.7%
Federal Home Loan Bank — 1.6%
0.88% due 08/05/2019	515,000	505,531
1.13% due 06/21/2019	790,000	779,714
1.25% due 01/16/2019	590,000	586,085
1.50% due 03/08/2019	770,000	765,728
1.63% due 06/14/2019	590,000	586,603
1.88% due 03/08/2019	645,000	644,118
2.42% due 01/24/2022	1,000,000	993,901

		4,861,680

Federal Home Loan Mtg. Corp. — 0.5%
Federal Home Loan Mtg. Corp. zero coupon due 12/14/2029	2,200,000	1,484,576

Federal National Mtg. Assoc. — 2.6%
1.00% due 10/24/2019	7,000,000	6,864,991
2.00% due 01/05/2022	1,000,000	983,110

		7,848,101

Total U.S. Government Agencies (cost $14,327,066)		14,194,357

U.S. GOVERNMENT TREASURIES — 53.1%
United States Treasury Bonds — 9.9%
2.25% due 08/15/2046	452,000	391,686
2.50% due 02/15/2045	1,006,000	924,223
2.50% due 02/15/2046	692,000	633,721
2.50% due 05/15/2046	652,000	596,580
2.88% due 05/15/2043	1,589,000	1,576,462
2.88% due 08/15/2045	1,027,000	1,015,045
2.88% due 11/15/2046	744,000	734,264
3.00% due 11/15/2044	1,275,000	1,291,386
3.00% due 05/15/2045	1,150,000	1,164,420
3.00% due 11/15/2045	1,037,000	1,049,882
3.13% due 02/15/2043	1,428,000	1,480,881
3.13% due 08/15/2044	1,351,000	1,399,868
3.38% due 05/15/2044	1,498,000	1,620,883
3.63% due 08/15/2043	1,535,000	1,729,273
3.63% due 02/15/2044	1,567,000	1,766,425
3.75% due 11/15/2043	1,685,000	1,936,763
4.50% due 02/15/2036	2,868,000	3,560,801
4.63% due 02/15/2040	2,015,000	2,590,062
4.75% due 02/15/2041	1,751,000	2,298,461
5.38% due 02/15/2031	2,000,000	2,576,484

		30,337,570

78

SunAmerica Series Trust SA Fixed Income Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 43.2%
1.00% due 11/30/2019	$1,695,000	$1,660,968
1.13% due 05/31/2019	3,000,000	2,964,609
1.13% due 12/31/2019	2,377,000	2,332,153
1.13% due 03/31/2020	3,607,000	3,526,547
1.13% due 04/30/2020	3,967,000	3,873,714
1.13% due 02/28/2021	1,250,000	1,205,420
1.25% due 03/31/2021	732,000	707,695
1.25% due 07/31/2023	1,500,000	1,398,633
1.38% due 01/15/2020	2,607,000	2,569,015
1.38% due 01/31/2020	2,911,000	2,867,221
1.38% due 02/15/2020	1,993,000	1,961,704
1.38% due 02/29/2020	2,818,000	2,772,428
1.38% due 03/31/2020	3,305,000	3,248,453
1.38% due 04/30/2020	3,564,000	3,499,542
1.38% due 05/31/2020	3,659,000	3,589,107
1.38% due 08/31/2020	3,408,000	3,333,583
1.38% due 09/30/2020	3,243,000	3,168,892
1.38% due 10/31/2020	3,049,000	2,975,872
1.38% due 01/31/2021	1,868,000	1,817,287
1.38% due 04/30/2021	198,000	191,983
1.38% due 06/30/2023	1,500,000	1,409,766
1.38% due 08/31/2023	1,500,000	1,406,191
1.38% due 09/30/2023	143,000	133,900
1.50% due 11/30/2019	1,012,000	1,000,655
1.50% due 05/31/2020	3,646,000	3,587,037
1.50% due 08/15/2026	1,181,000	1,071,527
1.63% due 12/31/2019	1,979,000	1,959,828
1.63% due 11/30/2020	2,465,000	2,420,418
1.63% due 08/15/2022	5,000,000	4,815,625
1.63% due 11/15/2022	1,500,000	1,440,176
1.63% due 10/31/2023	265,000	251,439
1.63% due 02/15/2026	1,186,000	1,093,529
1.63% due 05/15/2026	1,233,000	1,133,734
1.75% due 10/31/2020	2,755,000	2,716,258
1.75% due 12/31/2020	2,070,000	2,037,980
1.75% due 05/15/2022	3,000,000	2,912,930
1.75% due 05/31/2022	2,000,000	1,940,156
1.75% due 06/30/2022	2,000,000	1,938,516
1.75% due 09/30/2022	2,000,000	1,933,203
1.88% due 08/31/2022	2,000,000	1,945,937
2.00% due 07/31/2020	3,253,000	3,233,812
2.00% due 11/30/2020	1,981,000	1,965,059
2.00% due 02/28/2021	565,000	559,549
2.00% due 11/15/2021	2,000,000	1,970,391
2.00% due 07/31/2022	1,000,000	979,258
2.00% due 10/31/2022	3,500,000	3,419,199
2.00% due 11/30/2022	2,000,000	1,952,812
2.00% due 02/15/2023	2,000,000	1,949,453
2.00% due 05/31/2024	2,000,000	1,926,016
2.00% due 06/30/2024	3,000,000	2,886,562
2.00% due 02/15/2025	1,332,000	1,274,714
2.00% due 08/15/2025	1,217,000	1,159,810
2.00% due 11/15/2026	1,155,000	1,090,212
2.13% due 01/31/2021	1,249,000	1,242,267
2.13% due 12/31/2022	2,000,000	1,962,734
2.13% due 11/30/2023	273,000	266,079
2.13% due 03/31/2024	2,000,000	1,943,203
2.13% due 09/30/2024	2,000,000	1,935,547
2.13% due 05/15/2025	1,320,000	1,271,531
2.25% due 12/31/2023	344,000	337,268
2.25% due 01/31/2024	401,000	392,933

Security Description	Principal Amount/ Shares	Value (Note 2)

United States Treasury Notes (continued)
2.25% due 11/15/2024	$1,352,000	$1,317,461
2.25% due 11/15/2025	1,242,000	1,202,993
2.25% due 08/15/2027	2,000,000	1,920,703
2.25% due 11/15/2027	3,000,000	2,879,180
2.38% due 08/15/2024	1,221,000	1,200,968
2.50% due 05/15/2024	1,220,000	1,210,755
2.75% due 11/15/2023	522,000	526,445
2.75% due 02/15/2024	535,000	538,950
3.63% due 02/15/2021	140,000	145,343

		131,474,838

Total U.S. Government Treasuries (cost $164,036,370)		161,812,408

EXCHANGE-TRADED FUNDS — 2.9%
iShares 1-3 Year Treasury Bond ETF	22,300	1,864,503
iShares 10-20 Year Treasury Bond ETF	1,600	211,952
iShares 20+ Year Treasury Bond ETF	6,200	760,926
iShares 3-7 Year Treasury Bond ETF	17,100	2,063,457
iShares 7-10 Year Treasury Bond ETF	5,300	547,490
iShares iBoxx Investment Grade Corporate Bond ETF	26,700	3,205,869

Total Exchange-Traded Funds (cost $8,739,004)		8,654,197

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Insurance-Multi-line — 0.2%
Allstate Corp. 5.75% due 08/15/2053 (cost $529,537)	$500,000	543,750

Total Long-Term Investment Securities (cost $298,648,484)		297,013,395

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 1.09% due 04/26/18 (cost $997,482)	1,000,000	996,693

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $6,475,036 collateralized by $6,730,000 of United States Treasury Notes bearing interest at 2.13% due 02/29/2024 and having an approximate value of $6,607,864 (cost $6,475,000)	6,475,000	6,475,000

TOTAL INVESTMENTS (cost $306,120,966)(1)	100.0%	304,485,088
Other assets less liabilities	0.0	86,475

NET ASSETS	100.0%	$304,571,563

#	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

79

SunAmerica Series Trust SA Fixed Income Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$96,233,603	$—	$96,233,603
Foreign Corporate Bonds & Notes	—	15,575,080	—	15,575,080
U.S. Government Agencies	—	14,194,357	—	14,194,357
U.S. Government Treasuries	—	161,812,408	—	161,812,408
Exchange-Traded Funds	8,654,197	—	—	8,654,197
Preferred Securities/Capital Securities	—	543,750	—	543,750
Short-Term Investment Securities	—	996,693	—	996,693
Repurchase Agreements	—	6,475,000	—	6,475,000

Total Investments at Value	$8,654,197	$295,830,891	$—	$304,485,088

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

80

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio††

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

United States Treasury Notes	52.5%
Diversified Banking Institutions	5.8
Repurchase Agreements	5.6
Banks-Commercial	4.0
Exchange-Traded Funds	3.9
Federal Home Loan Bank	3.3
Federal National Mtg. Assoc.	3.2
Pipelines	2.0
Medical-Drugs	1.3
Finance-Credit Card	1.0
E-Commerce/Products	1.0
Auto-Cars/Light Trucks	0.9
Cable/Satellite TV	0.9
Tobacco	0.7
Medical-Biomedical/Gene	0.7
Multimedia	0.6
Home Decoration Products	0.6
Applications Software	0.6
Networking Products	0.5
United States Treasury Bonds	0.5
Web Portals/ISP	0.5
Semiconductor Components-Integrated Circuits	0.5
Real Estate Investment Trusts	0.4
Commercial Services-Finance	0.4
Food-Misc./Diversified	0.4
Computers	0.4
Telephone-Integrated	0.4
Retail-Building Products	0.4
Computer Services	0.4
Medical-HMO	0.4
Federal Home Loan Mtg. Corp.	0.4
Machinery-Construction & Mining	0.4
Auto/Truck Parts & Equipment-Original	0.4
Retail-Discount	0.4
Pharmacy Services	0.4
Gas-Distribution	0.4
Banks-Super Regional	0.4
Aerospace/Defense	0.4
Medical Instruments	0.4
Hotels/Motels	0.4
Enterprise Software/Service	0.4
Retail-Restaurants	0.4
Brewery	0.3
Diversified Manufacturing Operations	0.3
Beverages-Non-alcoholic	0.3
Advertising Agencies	0.3
Retail-Drug Store	0.3
Banks-Fiduciary	0.3
Oil Companies-Integrated	0.3
Medical-Generic Drugs	0.3
Cosmetics & Toiletries	0.3
Diagnostic Equipment	0.2

101.5%

Credit Quality#†

Aaa	65.3%
Aa	3.9
A	15.2
Baa	13.7
Ba	0.6
Not Rated@	1.3

100.0%

††	See Note 1
*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represented debt issues that either have no rating, or the rating is unavailable from the data source.

81

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 26.7%
Advertising Agencies — 0.3%
Omnicom Group, Inc. Company Guar. Notes 4.45% due 08/15/2020	$700,000	$729,501

Aerospace/Defense — 0.4%
General Dynamics Corp. Company Guar. Notes 2.38% due 11/15/2024	1,000,000	965,427

Applications Software — 0.6%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,304,675

Auto-Cars/Light Trucks — 0.9%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	929,001
General Motors Financial Co., Inc. Company Guar. Notes 2.65% due 04/13/2020	1,300,000	1,294,783

		2,223,784

Auto/Truck Parts & Equipment-Original — 0.4%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	991,719

Banks-Commercial — 2.3%
Capital One NA Senior Notes 2.35% due 01/31/2020	1,000,000	991,739
Discover Bank Senior Notes 3.10% due 06/04/2020	1,000,000	1,005,694
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,447,722
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	988,558

		5,433,713

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.05% due 05/03/2021	700,000	684,535

Banks-Super Regional — 0.4%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	969,517

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	800,000	787,456

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	809,629

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	$600,000	$620,629
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	772,117
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	793,931

		2,186,677

Commercial Services-Finance — 0.4%
Block Financial LLC Company Guar. Notes 4.13% due 10/01/2020	1,000,000	1,022,729

Computer Services — 0.4%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	995,782

Computers — 0.4%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	999,847

Cosmetics & Toiletries — 0.3%
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	600,000	596,493

Diagnostic Equipment — 0.2%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	500,000	505,174

Diversified Banking Institutions — 2.7%
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,242,217
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,279,538
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,274,910
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,307,740
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,330,197

		6,434,602

Diversified Manufacturing Operations — 0.3%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	800,000	792,932

E-Commerce/Products — 1.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	1,200,000	1,175,717

82

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Products (continued)
eBay, Inc. Senior Notes 3.45% due 08/01/2024	$1,300,000	$1,296,488

		2,472,205

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	855,787

Finance-Credit Card — 1.0%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	2,500,000	2,486,474

Food-Misc./Diversified — 0.4%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,011,066

Gas-Distribution — 0.4%
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	973,861

Home Decoration Products — 0.6%
Newell Rubbermaid, Inc. Senior Notes 3.15% due 04/01/2021	1,300,000	1,304,914

Hotels/Motels — 0.4%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	868,037

Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp. Senior Notes 2.10% due 01/10/2020	1,000,000	993,687

Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	900,000	900,264

Medical-Biomedical/Gene — 0.7%
Celgene Corp. Senior Notes 3.88% due 08/15/2025	700,000	714,502
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	913,663

		1,628,165

Medical-Drugs — 1.3%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	807,395
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	955,457
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,227,816

		2,990,668

Security Description	Principal Amount	Value (Note 2)
Medical-HMO — 0.4%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	$1,000,000	$994,381

Multimedia — 0.6%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	1,500,000	1,504,787

Networking Products — 0.5%
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/2020	1,200,000	1,247,529

Pharmacy Services — 0.4%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	979,487

Pipelines — 2.0%
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	700,000	729,387
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	1,100,000	1,091,866
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	593,078
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	700,000	736,455
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	546,557
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,000,000	1,015,426

		4,712,769

Real Estate Investment Trusts — 0.4%
Simon Property Group LP Senior Notes 4.38% due 03/01/2021	1,000,000	1,048,184

Retail-Building Products — 0.4%
Home Depot, Inc. Senior Notes 2.00% due 06/15/2019	1,000,000	996,796

Retail-Discount — 0.4%
Wal-Mart Stores, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	986,673

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	719,986

Retail-Restaurants — 0.4%
McDonald’s Corp. Senior Notes 3.25% due 06/10/2024	800,000	813,287

83

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Semiconductor Components-Integrated Circuits — 0.5%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	$500,000	$495,271
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	684,462

		1,179,733

Telephone-Integrated — 0.4%
AT&T Inc Senior Notes 2.30% due 03/11/2019	1,000,000	999,424

Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	732,674
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,023,743

		1,756,417

Web Portals/ISP — 0.5%
Alphabet Inc Senior Notes 2.00% due 08/15/2026	1,300,000	1,196,232

Total U.S. Corporate Bonds & Notes (cost $65,362,177)		64,055,005

FOREIGN CORPORATE BONDS & NOTES — 5.4%
Banks-Commercial — 1.7%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	1,850,000	1,832,748
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,345,088
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,016,472

		4,194,308

Diversified Banking Institutions — 3.1%
Barclays PLC Senior Notes 2.75% due 11/08/2019	1,200,000	1,199,778
BNP Paribas SA Company Guar. Notes 2.45% due 03/17/2019	800,000	801,252
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	1,100,000	1,133,403
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,303,199
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,291,567
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	811,746

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	$1,000,000	$927,506

		7,468,451

Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	602,436

Oil Companies-Integrated — 0.3%
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	624,952

Total Foreign Corporate Bonds & Notes (cost $13,149,953)		12,890,147

U.S. GOVERNMENT AGENCIES — 6.9%
Federal Home Loan Bank — 3.3%
0.88% due 08/05/2019	2,000,000	1,963,226
1.75% due 06/12/2020	2,000,000	1,976,324
1.75% due 07/13/2020	2,000,000	1,972,988
1.88% due 03/13/2020	2,000,000	1,985,938

		7,898,476

Federal Home Loan Mtg. Corp. — 0.4%
2.42% due 01/24/2022	1,000,000	993,901

Federal National Mtg. Assoc. — 3.2%
zero coupon due 10/09/2019	2,000,000	1,922,536
1.38% due 10/07/2021	2,000,000	1,925,338
2.00% due 01/05/2022	1,000,000	983,110
2.13% due 04/24/2026	2,000,000	1,899,990
2.63% due 09/06/2024	1,000,000	993,978

		7,724,952

Total U.S. Government Agencies (cost $16,768,994)		16,617,329

U.S. GOVERNMENT TREASURIES — 53.0%
United States Treasury Bonds — 0.5%
6.00% due 02/15/2026	1,000,000	1,240,430

United States Treasury Notes — 52.5%
0.75% due 02/15/2019	1,000,000	987,539
0.75% due 07/15/2019	1,000,000	981,289
0.75% due 08/15/2019	1,000,000	980,195
0.88% due 04/15/2019	1,000,000	986,602
0.88% due 05/15/2019	1,000,000	985,469
0.88% due 06/15/2019	1,000,000	984,258
1.00% due 03/15/2019	1,000,000	989,063
1.00% due 06/30/2019	1,000,000	985,547
1.00% due 11/30/2019	1,000,000	979,922
1.13% due 01/31/2019	1,000,000	991,875
1.13% due 02/28/2019	1,000,000	990,859
1.13% due 05/31/2019	1,000,000	988,203
1.13% due 06/30/2021	1,400,000	1,342,906
1.13% due 07/31/2021	1,400,000	1,340,937
1.25% due 03/31/2019	1,000,000	991,484
1.25% due 04/30/2019	1,200,000	1,188,703
1.25% due 05/31/2019	1,000,000	989,883
1.25% due 06/30/2019	1,000,000	989,023
1.25% due 01/31/2020	1,300,000	1,277,148
1.25% due 03/31/2021	1,300,000	1,256,836
1.38% due 02/28/2019	1,000,000	993,594
1.38% due 07/31/2019	1,000,000	989,766

84

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.38% due 01/31/2020	$1,000,000	$984,961
1.38% due 03/31/2020	1,300,000	1,277,758
1.38% due 04/30/2020	1,300,000	1,276,488
1.38% due 08/31/2020	1,300,000	1,271,613
1.38% due 10/31/2020	1,300,000	1,268,820
1.38% due 01/31/2021	1,300,000	1,264,707
1.38% due 04/30/2021	1,300,000	1,260,492
1.38% due 05/31/2021	1,400,000	1,355,758
1.38% due 06/30/2023	1,300,000	1,221,797
1.38% due 08/31/2023	1,300,000	1,218,699
1.38% due 09/30/2023	1,300,000	1,217,277
1.50% due 01/31/2019	1,000,000	995,508
1.50% due 02/28/2019	1,000,000	994,883
1.50% due 05/31/2019	1,300,000	1,291,012
1.50% due 10/31/2019	1,300,000	1,286,289
1.50% due 06/15/2020	1,300,000	1,278,520
1.50% due 07/15/2020	1,400,000	1,375,609
1.50% due 08/15/2020	1,300,000	1,276,234
1.50% due 02/28/2023	1,200,000	1,140,797
1.50% due 03/31/2023	1,200,000	1,139,391
1.63% due 04/30/2019	1,100,000	1,094,629
1.63% due 12/31/2019	1,300,000	1,287,406
1.63% due 07/31/2020	1,300,000	1,280,652
1.63% due 08/31/2022	1,300,000	1,250,895
1.63% due 02/15/2026	1,300,000	1,198,641
1.63% due 05/15/2026	1,400,000	1,287,289
1.75% due 09/30/2019	2,000,000	1,988,828
1.75% due 12/31/2020	1,300,000	1,279,891
1.75% due 11/30/2021	1,300,000	1,268,008
1.75% due 09/30/2022	1,000,000	966,602
1.75% due 01/31/2023	1,200,000	1,155,938
1.75% due 05/15/2023	1,300,000	1,248,254
1.88% due 06/30/2020	1,200,000	1,190,109
1.88% due 11/30/2021	1,300,000	1,274,609
1.88% due 02/28/2022	1,300,000	1,270,699
1.88% due 04/30/2022	2,000,000	1,951,719
1.88% due 07/31/2022	1,300,000	1,265,621
1.88% due 08/31/2022	1,200,000	1,167,563
2.00% due 11/30/2020	1,300,000	1,289,539
2.00% due 05/31/2021	2,000,000	1,977,187
2.00% due 08/31/2021	1,300,000	1,282,379
2.00% due 10/31/2021	1,300,000	1,280,652
2.00% due 11/15/2021	1,300,000	1,280,754
2.00% due 12/31/2021	1,300,000	1,278,824
2.00% due 02/15/2022	1,300,000	1,278,215
2.00% due 11/30/2022	1,200,000	1,171,688
2.00% due 02/15/2023	1,300,000	1,267,145
2.00% due 04/30/2024	1,300,000	1,252,824
2.00% due 05/31/2024	1,300,000	1,251,910
2.00% due 02/15/2025	1,300,000	1,244,090
2.00% due 08/15/2025	1,300,000	1,238,910
2.00% due 11/15/2026	1,300,000	1,227,078
2.13% due 08/31/2020	1,300,000	1,295,684
2.13% due 01/31/2021	1,300,000	1,292,992
2.13% due 09/30/2021	1,300,000	1,287,000
2.13% due 12/31/2021	1,300,000	1,284,867
2.13% due 06/30/2022	1,200,000	1,181,953
2.13% due 12/31/2022	1,200,000	1,177,641
2.13% due 11/30/2023	1,300,000	1,267,043
2.13% due 02/29/2024	1,200,000	1,166,531
2.13% due 03/31/2024	1,300,000	1,263,082
2.13% due 07/31/2024	1,300,000	1,259,730

Security Description	Principal Amount/ Shares	Value (Note 2)
United States Treasury Notes (continued)
2.13% due 05/15/2025	$1,300,000	$1,252,266
2.25% due 11/15/2024	1,300,000	1,266,789
2.25% due 11/15/2025	1,300,000	1,259,172
2.25% due 02/15/2027	1,300,000	1,250,996
2.25% due 08/15/2027	1,300,000	1,248,457
2.25% due 11/15/2027	2,000,000	1,919,453
2.38% due 08/15/2024	1,300,000	1,278,672
2.38% due 05/15/2027	1,300,000	1,263,031
2.63% due 08/15/2020	1,300,000	1,311,781
2.63% due 11/15/2020	1,300,000	1,311,680
2.75% due 02/15/2019	1,000,000	1,007,969
2.75% due 11/15/2023	1,300,000	1,311,070
2.75% due 02/15/2024	1,300,000	1,309,598
3.13% due 05/15/2019	1,100,000	1,115,254
3.13% due 05/15/2021	1,300,000	1,331,434
3.63% due 02/15/2020	2,000,000	2,057,891
3.63% due 02/15/2021	1,300,000	1,349,613
8.88% due 02/15/2019	1,000,000	1,070,859

		125,728,770

Total U.S. Government Treasuries (cost $129,404,992)		126,969,200

EXCHANGE-TRADED FUNDS — 3.9%
iShares 1-3 Year Treasury Bond ETF	33,300	2,784,213
iShares 3-7 Year Treasury Bond ETF	22,900	2,763,343
iShares 7-10 Year Treasury Bond ETF	7,300	754,090
iShares iBoxx Investment Grade Corporate Bond ETF	24,400	2,929,708

Total Exchange-Traded Funds (cost $9,259,285)		9,231,354

Total Long-Term Investment Securities (cost $233,945,401)		229,763,035

REPURCHASE AGREEMENTS — 5.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $13,295,074 collateralized by $13,815,000 of United States Treasury Notes, bearing interest at 2.13% due 02/29/2024 and having an approximate value of $13,564,285 (cost $13,295,000)	$13,295,000	13,295,000

TOTAL INVESTMENTS (cost $247,240,401)(1)	101.5%	243,058,035
Liabilities in excess of other assets	(1.5)	(3,548,263)

NET ASSETS	100.0%	$239,509,772

††	See Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $1,175,717 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

85

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$64,055,005	$—	$64,055,005
Foreign Corporate Bonds & Notes	—	12,890,147	—	12,890,147
U.S. Government Agencies	—	16,617,329	—	16,617,329
U.S. Government Treasuries	—	126,969,200	—	126,969,200
Exchange-Traded Funds	9,231,354	—	—	9,231,354
Repurchase Agreements	—	13,295,000	—	13,295,000

Total Investments at Value	$9,231,354	$233,826,681	$—	$243,058,035

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

86

SunAmerica Series Trust SA Franklin Foreign Value Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Medical-Drugs	10.6%
Oil Companies-Integrated	10.2
Diversified Banking Institutions	7.2
Banks-Commercial	6.8
Diversified Financial Services	4.2
Telecom Services	4.2
Electronic Components-Semiconductors	4.2
Insurance-Multi-line	3.1
Building Products-Cement	2.5
Cellular Telecom	2.5
Telephone-Integrated	2.4
Chemicals-Diversified	2.2
Real Estate Operations & Development	2.0
Aerospace/Defense	2.0
Diversified Manufacturing Operations	1.9
Electric-Distribution	1.8
Repurchase Agreements	1.8
Oil Companies-Exploration & Production	1.8
Diagnostic Kits	1.4
Beverages-Non-alcoholic	1.4
Electronic Components-Misc.	1.4
Medical-Generic Drugs	1.4
Rubber-Tires	1.4
Retail-Building Products	1.3
Web Portals/ISP	1.3
Diversified Minerals	1.2
Insurance-Life/Health	1.2
Diversified Operations	1.2
Medical Instruments	1.2
Retail-Misc./Diversified	1.1
Oil-Field Services	1.1
Building & Construction Products-Misc.	1.1
Distribution/Wholesale	0.9
Brewery	0.9
Computers	0.9
Steel-Producers	0.8
Water	0.8
Semiconductor Components-Integrated Circuits	0.7
Medical-Wholesale Drug Distribution	0.7
Audio/Video Products	0.7
Agricultural Chemicals	0.6
Chemicals-Specialty	0.6
Precious Metals	0.6
Satellite Telecom	0.6
Retail-Drug Store	0.5
Aerospace/Defense-Equipment	0.5
Dialysis Centers	0.4
Food-Retail	0.3
Insurance-Reinsurance	0.3

99.9%

Country Allocation*

United Kingdom	17.7%
Germany	11.7
Japan	11.3
France	9.4
South Korea	7.4
Netherlands	5.5
Switzerland	4.1
China	4.0
Cayman Islands	3.8
Taiwan	2.2
Thailand	2.1
Norway	2.0
Ireland	1.9
Singapore	1.9
United States	1.8
Belgium	1.7
Canada	1.5
Italy	1.5
Denmark	1.4
Israel	1.4
Sweden	1.2
Portugal	1.0
Bermuda	1.0
Hong Kong	0.9
Jersey	0.9
Luxembourg	0.6

99.9%

*	Calculated as a percentage of net assets
#	See Note 1

87

SunAmerica Series Trust SA Franklin Foreign Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.1%
Belgium — 1.7%
UCB SA	209,270	$18,239,301

Bermuda — 1.0%
Kunlun Energy Co., Ltd.	10,778,000	10,691,681

Canada — 1.5%
Husky Energy, Inc.†	308,500	4,522,159
Suncor Energy, Inc.	167,500	6,068,130
Tahoe Resources, Inc.	175,600	775,210
Wheaton Precious Metals Corp.	262,200	5,663,946

		17,029,445

Cayman Islands — 3.8%
Baidu, Inc. ADR†	56,030	13,834,927
CK Asset Holdings, Ltd.	1,546,284	14,755,882
CK Hutchison Holdings, Ltd.	947,284	12,787,635

		41,378,444

China — 4.0%
China Life Insurance Co., Ltd.	3,873,000	13,095,415
China Telecom Corp., Ltd.	35,269,383	17,448,373
Shanghai Pharmaceuticals Holding Co., Ltd.	2,133,100	5,589,992
Sinopharm Group Co., Ltd.	1,830,000	8,082,491

		44,216,271

Denmark — 1.4%
Novozymes A/S, Class B	120,199	6,667,139
Orsted A/S*	143,996	8,743,773

		15,410,912

France — 9.4%
AXA SA	473,514	15,576,176
BNP Paribas SA	263,970	21,826,943
Cie de Saint-Gobain	202,840	11,789,700
Cie Generale des Etablissements Michelin	74,308	11,882,711
Sanofi	179,756	15,872,278
TOTAL SA	310,040	17,951,214
Veolia Environnement SA	338,943	8,538,328

		103,437,350

Germany — 11.7%
Bayer AG	131,090	17,157,606
Fresenius Medical Care AG & Co. KGaA	34,695	4,006,028
HeidelbergCement AG	121,480	13,163,871
Infineon Technologies AG	371,970	10,811,188
Innogy SE*	298,690	11,384,741
LANXESS AG	208,180	18,149,470
Merck KGaA	126,200	13,791,288
Siemens AG	140,750	21,347,230
Telefonica Deutschland Holding AG	1,826,369	9,228,839
thyssenkrupp AG	289,480	9,107,293

		128,147,554

Hong Kong — 0.9%
China Mobile, Ltd.	975,000	10,295,105

Ireland — 1.9%
Bank of Ireland Group PLC†	637,391	6,220,031
CRH PLC	393,285	14,609,424

		20,829,455

Security Description	Shares	Value (Note 2)
Israel — 1.4%
Teva Pharmaceutical Industries, Ltd. ADR	738,742	$15,077,724

Italy — 1.5%
Eni SpA	907,015	16,312,745

Japan — 11.3%
Astellas Pharma, Inc.	856,500	11,297,609
Ezaki Glico Co., Ltd.	9,200	468,554
IHI Corp.	149,400	4,995,054
Inpex Corp.	644,800	8,381,160
Kirin Holdings Co., Ltd.	382,000	9,521,132
Mitsui Fudosan Co., Ltd.	293,000	7,669,208
Omron Corp.	134,800	8,408,794
Panasonic Corp.	527,000	7,815,453
Ryohin Keikaku Co., Ltd.	37,400	12,487,222
Seven & i Holdings Co., Ltd.	73,700	3,028,471
SoftBank Group Corp.	219,500	18,055,418
Sumitomo Metal Mining Co., Ltd.	288,400	13,494,066
Sumitomo Rubber Industries, Ltd.	143,300	2,778,841
Suntory Beverage & Food, Ltd.	321,600	15,347,953

		123,748,935

Jersey — 0.9%
Shire PLC	209,218	9,884,607

Luxembourg — 0.6%
SES SA FDR	412,048	6,430,536

Netherlands — 5.5%
Aegon NV	2,746,410	18,781,203
Akzo Nobel NV	56,884	5,326,486
ING Groep NV	456,818	8,978,178
QIAGEN NV†	462,164	15,458,161
SBM Offshore NV	635,078	11,850,868

		60,394,896

Norway — 2.0%
Telenor ASA	652,665	15,281,821
Yara International ASA	143,050	6,875,174

		22,156,995

Portugal — 1.0%
Galp Energia SGPS SA	562,530	10,734,546

Singapore — 1.9%
Singapore Telecommunications, Ltd.	1,582,000	4,269,157
Singapore Telecommunications, Ltd. 10	3,354,300	9,077,424
United Overseas Bank, Ltd.	354,600	7,414,757

		20,761,338

South Korea — 7.4%
Hana Financial Group, Inc.	559,289	27,287,500
KB Financial Group, Inc. ADR	300,136	18,809,523
Samsung Electronics Co., Ltd. GDR*	29,713	35,180,192

		81,277,215

Sweden — 1.2%
Getinge AB, Class B	924,777	12,663,034

Switzerland — 4.1%
Novartis AG	86,270	7,804,388
Roche Holding AG	73,270	18,062,639
Swiss Re AG	28,117	2,773,183
UBS Group AG	804,670	16,339,794

		44,980,004

88

SunAmerica Series Trust SA Franklin Foreign Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Taiwan — 2.2%
Pegatron Corp. GDR	503,527	$6,824,150
Quanta Computer, Inc.	4,325,000	9,422,981
Taiwan Semiconductor Manufacturing Co., Ltd.	951,000	8,320,496

		24,567,627

Thailand — 2.1%
Bangkok Bank PCL	3,273,400	23,202,260

United Kingdom — 17.7%
BAE Systems PLC	1,495,771	12,615,192
Barclays PLC	6,354,350	18,039,028
BP PLC	4,448,812	31,652,700
GlaxoSmithKline PLC	244,547	4,584,692
HSBC Holdings PLC ADR	430,597	23,213,484
Kingfisher PLC	2,896,740	14,271,884
Rolls-Royce Holdings PLC	724,980	8,976,041
Royal Dutch Shell PLC, Class B ADR	345,232	24,832,538
Standard Chartered PLC†	2,420,175	28,163,786
Travis Perkins PLC	498,141	10,329,901
Vodafone Group PLC	5,453,683	17,391,697

		194,070,943

Total Long-Term Investment Securities (cost $856,431,019)		1,075,938,923

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $20,038,111 collateralized by $20,620,000 of United States Treasury Notes, bearing interest at 2.50% due 01/31/2025 and having an approximate value of $20,439,575 (cost $20,038,000)	$20,038,000	$20,038,000

TOTAL INVESTMENTS — (cost $876,469,019)(1)	99.9%	1,095,976,923
Other assets less liabilities	0.1	680,896

NET ASSETS	100.0%	$1,096,657,819

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $55,308,706 representing 5.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
FDR	— Fiduciary Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Taiwan	$17,743,477	$6,824,150	$—	$24,567,627
Other Countries	1,051,371,296	—	—	1,051,371,296
Repurchase Agreements	—	20,038,000	—	20,038,000

Total Investments at Value	$1,069,114,773	$26,862,150	$—	$1,095,976,923

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $87,413,673 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

89

SunAmerica Series Trust SA Franklin Small Company Value Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	15.7%
Real Estate Investment Trusts	5.2
U.S. Government Agencies	4.8
Insurance-Multi-line	4.2
Oil-Field Services	3.8
Building & Construction Products-Misc.	3.8
Chemicals-Specialty	3.3
Oil Companies-Exploration & Production	3.1
Machinery-General Industrial	2.9
Semiconductor Equipment	2.8
Recreational Vehicles	2.7
Aerospace/Defense-Equipment	2.6
Insurance-Reinsurance	2.5
Insurance-Property/Casualty	2.4
Retail-Restaurants	1.9
Machinery-Construction & Mining	1.9
Food-Meat Products	1.9
Steel Pipe & Tube	1.9
Steel-Producers	1.8
Rental Auto/Equipment	1.8
Gold Mining	1.6
Electronic Components-Misc.	1.6
Airlines	1.5
Building Products-Wood	1.5
Repurchase Agreements	1.4
Building-Residential/Commercial	1.4
Electric-Integrated	1.4
Aerospace/Defense	1.3
Metal Processors & Fabrication	1.2
Chemicals-Plastics	1.2
Gas-Distribution	1.2
Diversified Manufacturing Operations	1.2
Building-Heavy Construction	1.1
Wire & Cable Products	1.1
Food-Misc./Diversified	1.1
Auto/Truck Parts & Equipment-Original	1.1
Building-Mobile Home/Manufactured Housing	1.0
Retail-Apparel/Shoe	0.9
Machine Tools & Related Products	0.8
Transport-Truck	0.7
Building & Construction-Misc.	0.6
Electronic Components-Semiconductors	0.6
Oil & Gas Drilling	0.5
Medical Products	0.5
Telecom Equipment-Fiber Optics	0.5
Disposable Medical Products	0.5
Machinery-Electrical	0.4
Water	0.3
Oil Field Machinery & Equipment	0.3
Retail-Home Furnishings	0.1

99.6%

*	Calculated as a percentage of net assets
#	See Note 1

90

SunAmerica Series Trust SA Franklin Small Company Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 92.2%
Aerospace/Defense — 1.3%
Esterline Technologies Corp.†	68,484	$5,036,998

Aerospace/Defense-Equipment — 2.6%
AAR Corp.	243,942	9,872,333

Airlines — 1.5%
Spirit Airlines, Inc.†	135,900	5,724,108

Auto/Truck Parts & Equipment-Original — 1.1%
Titan International, Inc.	296,142	3,941,650

Banks-Commercial — 15.7%
Access National Corp.	71,121	2,066,065
Bryn Mawr Bank Corp.	69,639	3,126,791
Chemical Financial Corp.	185,567	10,838,969
Columbia Banking System, Inc.	200,900	8,654,772
First Horizon National Corp.	529,100	10,507,926
First of Long Island Corp.	134,922	3,791,308
German American Bancorp, Inc.	33,227	1,152,645
Glacier Bancorp, Inc.	125,900	4,937,798
Lakeland Financial Corp.	150,950	7,256,167
Peoples Bancorp, Inc.	82,200	2,927,142
Pinnacle Financial Partners, Inc.	3,141	198,825
TrustCo Bank Corp.	136,809	1,176,557
Washington Trust Bancorp, Inc.	35,243	1,896,073

		58,531,038

Building & Construction Products-Misc. — 3.8%
Gibraltar Industries, Inc.†	139,222	5,165,136
Simpson Manufacturing Co., Inc.	151,953	8,925,719

		14,090,855

Building & Construction-Misc. — 0.6%
EMCOR Group, Inc.	29,174	2,371,263

Building Products-Wood — 1.5%
Universal Forest Products, Inc.	149,836	5,593,378

Building-Heavy Construction — 1.1%
Granite Construction, Inc.	62,200	4,148,118

Building-Mobile Home/Manufactured Housing — 1.0%
Thor Industries, Inc.	27,040	3,695,286

Building-Residential/Commercial — 1.4%
M/I Homes, Inc.†	162,593	5,258,258

Chemicals-Plastics — 1.2%
A. Schulman, Inc.	45,141	1,760,499
Landec Corp.†	199,100	2,618,165

		4,378,664

Chemicals-Specialty — 3.3%
Ingevity Corp.†	38,800	2,814,940
Minerals Technologies, Inc.	66,556	5,001,684
Versum Materials, Inc.	121,359	4,466,011

		12,282,635

Disposable Medical Products — 0.5%
STERIS PLC	20,750	1,886,590

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	17,700	2,021,517
Federal Signal Corp.	114,800	2,335,032

		4,356,549

Security Description	Shares	Value (Note 2)
Electric-Integrated — 1.4%
Black Hills Corp.	27,100	$1,505,405
IDACORP, Inc.	42,811	3,693,733

		5,199,138

Electronic Components-Misc. — 1.6%
Gentex Corp.	9,500	224,960
Plexus Corp.†	95,132	5,684,137

		5,909,097

Electronic Components-Semiconductors — 0.6%
Synaptics, Inc.†	52,300	2,266,682

Food-Meat Products — 1.9%
Maple Leaf Foods, Inc.	246,783	6,992,185

Food-Misc./Diversified — 1.1%
Dairy Crest Group PLC	474,600	3,965,669

Gas-Distribution — 1.2%
Spire, Inc.	65,788	4,374,902

Gold Mining — 1.6%
Detour Gold Corp.†	286,200	3,057,454
OceanaGold Corp.	1,047,300	2,886,461

		5,943,915

Insurance-Multi-line — 4.2%
Horace Mann Educators Corp.	125,023	5,163,450
Old Republic International Corp.	485,552	10,434,512

		15,597,962

Insurance-Property/Casualty — 2.4%
Hanover Insurance Group, Inc.	79,800	9,029,370

Insurance-Reinsurance — 2.5%
Aspen Insurance Holdings, Ltd.	79,450	2,967,457
Validus Holdings, Ltd.	91,658	6,205,247

		9,172,704

Machine Tools & Related Products — 0.8%
Kennametal, Inc.	64,107	3,127,139

Machinery-Construction & Mining — 1.9%
Astec Industries, Inc.	112,304	7,007,770

Machinery-Electrical — 0.4%
Regal Beloit Corp.	17,500	1,363,250

Machinery-General Industrial — 2.9%
Manitowoc Co, Inc.†	98,260	3,938,261
Zebra Technologies Corp., Class A†	54,800	6,749,168

		10,687,429

Medical Products — 0.5%
Hill-Rom Holdings, Inc.	23,780	2,029,147

Metal Processors & Fabrication — 1.0%
Mueller Industries, Inc.	108,783	3,599,629

Oil & Gas Drilling — 0.5%
Rowan Cos. PLC, Class A†	138,758	2,042,518

Oil Companies-Exploration & Production — 2.1%
Energen Corp.†	110,000	5,745,300
Unit Corp.†	93,100	2,255,813

		8,001,113

Oil Field Machinery & Equipment — 0.3%
Natural Gas Services Group, Inc.†	36,814	1,014,226

91

SunAmerica Series Trust SA Franklin Small Company Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services — 3.8%
Helix Energy Solutions Group, Inc.†	11,100	$83,583
Hunting PLC†	873,121	7,599,364
Oil States International, Inc.†	202,895	6,492,640

		14,175,587

Real Estate Investment Trusts — 5.2%
Brandywine Realty Trust	348,200	6,246,708
Highwoods Properties, Inc.	73,900	3,538,332
LTC Properties, Inc.	84,737	3,472,522
Retail Properties of America, Inc., Class A	154,600	1,862,930
Sunstone Hotel Investors, Inc.	244,404	4,118,208

		19,238,700

Recreational Vehicles — 2.7%
BRP, Inc.	152,151	6,291,382
LCI Industries	35,800	3,946,950

		10,238,332

Rental Auto/Equipment — 1.8%
McGrath RentCorp	139,076	6,647,833

Retail-Apparel/Shoe — 0.9%
Caleres, Inc.	114,947	3,407,029

Retail-Home Furnishings — 0.1%
La-Z-Boy, Inc.	12,999	391,920

Retail-Restaurants — 1.9%
Brinker International, Inc.	196,504	7,140,955

Semiconductor Equipment — 2.8%
Cohu, Inc.	117,201	2,668,666
Kulicke & Soffa Industries, Inc.†	192,900	4,438,629
MKS Instruments, Inc.	18,573	1,900,018
Photronics, Inc.†	153,997	1,293,575

		10,300,888

Steel Pipe & Tube — 1.9%
Mueller Water Products, Inc., Class A	596,300	6,934,969

Steel-Producers — 1.8%
Reliance Steel & Aluminum Co.	76,300	6,683,117

Telecom Equipment-Fiber Optics — 0.5%
Finisar Corp.†	112,400	2,018,704

Transport-Truck — 0.7%
Saia, Inc.†	32,791	2,477,360

Water — 0.3%
Connecticut Water Service, Inc.	23,500	1,246,675

Wire & Cable Products — 1.1%
Encore Wire Corp.	20,653	1,045,042
Insteel Industries, Inc.	94,918	2,973,781

		4,018,823

Total Common Stocks (cost $266,004,231)		343,412,460

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 1.2%
Metal Processors & Fabrication — 0.2%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027	$792,000	$811,800

Oil Companies-Exploration & Production — 1.0%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	3,675,000	3,707,156

Total U.S. Corporate Bonds & Notes (cost $4,277,773)		4,518,956

Total Long-Term Investment Securities (cost $270,282,004)		347,931,416

SHORT-TERM INVESTMENT SECURITIES — 4.8%
U.S. Government Agencies — 4.8%
Federal Home Loan Bank Disc. Notes 1.22% due 02/01/2018 (cost $17,695,000)	17,695,000	17,695,000

REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount $5,303,029 collateralized by $5,500,000 of United States Treasury Bonds, bearing interest at 1.88% due 03/31/2022 and having an approximate value of $5,412,187 (cost $5,303,000)	5,303,000	5,303,000

TOTAL INVESTMENTS (cost $293,280,004)(1)	99.6%	370,929,416
Other assets less liabilities	0.4	1,388,512

NET ASSETS	100.0%	$372,317,928

†	Non-income producing security
#	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.

92

SunAmerica Series Trust SA Franklin Small Company Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$343,412,460	$—	$—	$343,412,460
U.S. Corporate Bonds & Notes	—	4,518,956	—	4,518,956
Short-Term Investments Securities	—	17,695,000	—	17,695,000
Repurchase Agreements	—	5,303,000	—	5,303,000

Total Investments at Value	$343,412,460	$27,516,956	$—	$370,929,416

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

93

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Sovereign	50.6%
Diversified Financial Services	9.9
Foreign Government Obligations	6.4
Registered Investment Companies	5.7
United States Treasury Bonds	5.4
United States Treasury Notes	3.1
Banks-Special Purpose	2.8
Banks-Commercial	2.4
Regional Agencies	1.7
Diversified Banking Institutions	1.4
Winding-Up Agency	0.8
Regional Authority	0.7
Federal National Mtg. Assoc.	0.6
Sovereign Agency	0.6
Brewery	0.5
Federal Home Loan Bank	0.5
Pipelines	0.5
Tobacco	0.5
Cellular Telecom	0.5
SupraNational Banks	0.4
Federal Home Loan Mtg. Corp.	0.4
Banks-Super Regional	0.3
Oil Companies-Integrated	0.1
Cable/Satellite TV	0.1
Real Estate Investment Trusts	0.1
Oil Refining & Marketing	0.1
Options-Purchased	0.0

96.1%

Country Allocation*

United States	26.1%
Japan	24.5
Italy	10.3
France	7.1
United Kingdom	6.7
Germany	5.9
Spain	5.5
Cayman Islands	2.1
Canada	1.5
Australia	1.2
Belgium	0.9
Egypt	0.8
SupraNational	0.4
Sweden	0.4
Argentina	0.3
South Africa	0.3
Denmark	0.3
Austria	0.2
Ecuador	0.2
Switzerland	0.2
Dominican Republic	0.2
Venezuela	0.2
Indonesia	0.2
Mexico	0.2
Luxembourg	0.1
Netherlands	0.1
Israel	0.1
India	0.1

96.1%

Credit Quality†**
Aaa	26.3%
Aa	14.2
A	23.8
Baa	23.0
Ba	0.5
B	0.6
Caa	0.4
Ca	0.3
Not Rated@	10.9

100.0%

*	Calculated as a percentage of net assets
**	Calculated as a percentage of total debt issues excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

94

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 9.9%
Cayman Islands — 2.1%
Acis CLO, Ltd. FRS Series 2013-1A, Class A1 2.60% (3 ML+0.87%) due 04/18/2024*(1)	$839,698	$839,640
Acis CLO, Ltd. FRS Series 2013-1A, Class B 3.68% (3 ML+1.95%) due 04/18/2024*(1)	365,785	366,690
Acis CLO, Ltd. FRS Series 2013-1A, Class C 4.68% (3 ML+2.95%) due 04/18/2024*(1)	231,035	231,143
OCP CLO, Ltd. FRS Series 2014-5A, Class A1 2.75% (3 ML+1.00%) due 04/26/2026*(1)	2,160,000	2,160,583
OFSI Fund V, Ltd. FRS Series 2013-5A, Class A1LA 2.66% (3 ML+0.93%) due 04/17/2025*(1)	390,478	390,557
OFSI Fund VI, Ltd. FRS Series 2014-6A, Class A1 2.75% (3 ML+1.03%) due 03/20/2025*(1)	2,377,385	2,378,436
Recette Clo, Ltd. FRS Series 2015-1A, Class AR 2.66% (3 ML+0.92%) due 10/20/2027*(1)	3,050,000	3,049,518

		9,416,567

United States — 7.8%
Bank of America Student Loan Trust FRS Series 2010-1A, Class A 2.55% (3 ML+0.80%) due 02/25/2043*	458,538	460,865
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 1.77% (1 ML+0.21%) due 03/20/2046(3)	530,120	448,272
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 1.83% (1 ML+0.27%) due 02/25/2036(3)	542,006	473,705
ECMC Group Student Loan Trust FRS Series 2016-1A, Class A 2.91% (1 ML+1.35%) due 07/26/2066*	2,152,814	2,189,459
Higher Education Funding I FRS Series 2014-1, Class A 2.51% (3 ML+1.05%) due 05/25/2034*	1,772,791	1,790,417
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 1.79% (1 ML+0.23%) due 04/25/2037	750,000	656,481

Security Description	Principal Amount**	Value (Note 2)

United States (continued)
Lehman XS Trust FRS Series 2007-7N, Class 1A2 1.80% (1 ML+0.24%) due 06/25/2047(3)	$487,989	$428,700
Louisiana Public Facilities Authority FRS Series 2011-A, Class A3 2.26% (3 ML+0.95%) due 04/25/2035	3,150,000	3,176,114
Montana Higher Education Student Assistance Corp. FRS Series 2012-1, Class A3 2.61% (1 ML+1.50%) due 07/20/2043	1,300,000	1,326,774
Mtg. Repurchase Agreement Financing Trust FRS Series 2017-2, Class A1 1.78% (1 ML+0.55%) due 08/12/2019*(3)	4,450,000	4,450,164
Navient Student Loan Trust FRS Series 2016-5A, Class A 2.81% (1 ML+1.25%) due 06/25/2065*	2,393,446	2,447,122
Nelnet Student Loan Trust FRS Series 2006-1, Class A6 1.90% (3 ML+0.45%) due 08/23/2036*	2,300,000	2,272,878
New Hampshire Higher Education Loan Corp. FRS Series 2011-1, Class A3 2.60% (3 ML+0.85%) due 10/25/2037	1,550,000	1,566,709
North Carolina State Education Assistance Authority FRS Series 2010-1, Class A1 2.65% (3 ML+0.90%) due 07/25/2041	855,402	864,024
Panhandle-Plains Higher Education Authority, Inc. FRS Series 2011-1, Class A3 2.64% (3 ML+0.95%) due 10/01/2037	1,250,000	1,268,736
Scholar Funding Trust FRS Series 2010-A, Class A 2.13% (3 ML+0.75%) due 10/28/2041*	669,467	669,468
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 2.21% (6ML+0.66%) due 11/20/2034(3)	50,059	49,580
SLM Student Loan Trust FRS Series 2003-1, Class A5A 1.70% (3 ML+0.11%) due 12/15/2032*	1,688,421	1,639,818
SLM Student Loan Trust FRS Series 2007-2, Class A4 1.81% (3 ML+0.06%) due 07/25/2022	2,100,000	2,057,398
SLM Student Loan Trust FRS Series 2004-8A, Class A6 2.38% (3 ML+0.63%) due 01/25/2040*	1,100,000	1,106,449

95

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description		Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES (continued)
United States (continued)
SLM Student Loan Trust FRS Series 2008-2, Class A3 2.50% (3 ML+0.75%) due 04/25/2023		$358,276	$358,867
SLM Student Loan Trust FRS Series 2008-4, Class A4 3.40% (3 ML+1.65%) due 07/25/2022		794,180	814,774
SLM Student Loan Trust FRS Series 2008-5, Class A4 3.45% (3 ML+1.70%) due 07/25/2023		1,728,244	1,781,818
Station Place Securitization Trust FRS Series 2015-2, Class A 2.61% (1 ML+1.05%) due 05/15/2018*(3)(4)		850,000	850,000
SunTrust Student Loan Trust FRS Series 2006-1A, Class A4 1.95% (3 ML+0.19%) due 10/28/2037*		1,604,637	1,527,517
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 2.12% (12 MTA+0.99%) due 06/25/2046(3)		371,031	320,281
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 3.66% due 12/28/2037(3)(9)		420,324	412,870

			35,409,260

Total Asset Backed Securities (cost $43,963,214)			44,825,827

CORPORATE BONDS & NOTES — 11.7%
Cayman Islands — 0.0%
China Evergrande Group Senior Sec. Notes 8.75% due 06/28/2025		200,000	206,471

France — 2.7%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,026,528
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,849,016
Dexia Credit Local SA Government Guar. Notes 1.88% due 03/28/2019*		2,500,000	2,485,400

			12,360,944

Germany — 3.6%
FMS Wertmanagement AoeR Government Guar. Notes 1.88% due 05/09/2019	EUR	2,900,000	3,707,868
KFW Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	287,856

Security Description		Principal Amount**	Value (Note 2)

Germany (continued)
KFW Government Guar. Bonds 2.50% due 01/17/2022	EUR	7,700,000	$10,505,659
KFW Government Guar. Bonds 3.50% due 07/04/2021	EUR	800,000	1,115,611
KFW Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	702,949

			16,319,943

India — 0.1%
Reliance Industries, Ltd.* Senior Notes 3.67% due 11/30/2027		250,000	242,359

Japan — 1.7%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	7,932,765

Luxembourg — 0.1%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*		400,000	405,160
Gazprom OAO Via Gaz Capital SA Senior Notes 7.29% due 08/16/2037		100,000	125,513

			530,673

Mexico — 0.1%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	223,585

Netherlands — 0.1%
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		310,000	343,837
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026		20,000	24,067

			367,904

Switzerland — 0.2%
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		1,100,000	1,093,198

United States — 2.6%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		300,000	302,360
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026		2,000,000	2,024,073
Bank of America Corp. Senior Notes 3.25% due 10/21/2027		1,450,000	1,416,511

96

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PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description		Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
United States (continued)
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	$997,867
General Electric Capital Corp. Senior Notes 8.50% due 04/06/2018	MXN	2,000,000	107,466
Morgan Stanley Senior Notes 3.13% due 07/27/2026		1,500,000	1,449,810
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	710,524
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,600,000	1,688,675
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026		1,400,000	1,443,391
VEREIT Operating Partnership LP Company Guar. Notes 4.88% due 06/01/2026		300,000	311,139
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026		1,600,000	1,547,667

			11,999,483

United Kingdom — 0.5%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		2,000,000	2,046,500

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027(2)(11)		390,000	92,625

Corporate Bonds & Notes (cost $52,636,121)			53,416,450

FOREIGN GOVERNMENT OBLIGATIONS — 51.5%
Argentina — 0.3%
Republic of Argentina Senior Notes 2.26% due 12/31/2038(5)	EUR	20,000	17,916
Republic of Argentina Senior Notes 2.50% due 12/31/2038(5)		50,000	35,050
Republic of Argentina Senior Notes 3.38% due 01/15/2023	EUR	240,000	300,207
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	310,000	391,069
Republic of Argentina Senior Bonds 7.13% due 06/28/2099*		670,000	655,260

			1,399,502

Australia — 1.2%
Commonwealth of Australia Senior Bonds 2.75% due 11/21/2027	AUD	3,750,000	3,008,705

Security Description		Principal Amount**	Value (Note 2)

Australia (continued)
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	$1,045,123
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	1,660,000	1,536,597

			5,590,425

Austria — 0.2%
Republic of Austria Senior Notes 1.50% due 11/02/2086*(2)	EUR	1,100,000	1,159,440

Belgium — 0.8%
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	1,170,000	1,527,335
Kingdom of Belgium Bonds 4.00% due 03/28/2032	EUR	1,170,000	1,998,976

			3,526,311

Canada — 1.5%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*	CAD	3,400,000	2,780,841
Government of Canada Bonds 2.75% due 12/01/2048	CAD	880,000	773,398
Province of British Columbia Canada Notes 2.85% due 06/18/2025	CAD	3,600,000	2,954,078
Province of British Columbia Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	427,516

			6,935,833

Denmark — 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,295,889

Dominican Republic — 0.2%
Dominican Republic Senior Bonds 5.50% due 01/27/2025*		200,000	209,000
Dominican Republic Senior Bonds 5.50% due 01/27/2025		100,000	104,500
Dominican Republic Senior Bonds 5.88% due 04/18/2024		100,000	107,000
Dominican Republic Senior Bonds 6.60% due 01/28/2024		300,000	333,000
Dominican Republic Senior Bonds 6.88% due 01/29/2026*		100,000	113,250

			866,750

Ecuador — 0.2%
Republic of Ecuador* Senior Notes 7.88% due 01/23/2028		450,000	456,975

97

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PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description		Principal Amount**	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ecuador (continued)
Republic of Ecuador Senior Notes 9.63% due 06/02/2027*		200,000	$227,000
Republic of Ecuador Senior Notes 9.63% due 06/02/2027		200,000	227,000
Republic of Ecuador Senior Notes 9.65% due 12/13/2026		200,000	228,000

			1,138,975

France — 4.4%
Government of France Bonds 2.75% due 10/25/2027	EUR	8,220,000	12,012,266
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,336,997
Government of France Bonds 4.50% due 04/25/2041	EUR	1,000,000	1,961,425
Government of France Bonds 4.75% due 04/25/2035	EUR	2,430,000	4,621,931

			19,932,619

Germany — 2.3%
Federal Republic of Germany Bonds 0.25% due 02/15/2027	EUR	8,170,000	9,858,693
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	510,000	818,842

			10,677,535

Indonesia — 0.2%
Republic of Indonesia Senior Notes 2.15% due 07/18/2024*	EUR	210,000	275,436
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		200,000	206,240
Republic of Indonesia Senior Bonds 5.88% due 01/15/2024		200,000	225,646

			707,322

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	342,099

Italy — 10.3%
Republic of Italy Bonds 0.10% due 04/15/2019	EUR	5,780,000	7,211,464
Republic of Italy Bonds 0.25% due 05/15/2018	EUR	3,640,000	4,527,475
Republic of Italy Bonds 0.35% due 06/15/2020	EUR	1,870,000	2,339,533
Republic of Italy Bonds 1.20% due 04/01/2022	EUR	10,540,000	13,397,641

Security Description		Principal Amount**	Value (Note 2)

Italy (continued)
Republic of Italy Bonds 2.05% due 08/01/2027	EUR	7,750,000	$9,652,916
Republic of Italy Bonds 2.80% due 03/01/2067*(2)	EUR	540,000	603,869
Republic of Italy Bonds 4.50% due 02/01/2018	EUR	3,650,000	4,531,656
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	2,720,000	4,508,687
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	301,362

			47,074,603

Japan — 16.4%
Government of Japan Senior Notes 2.00% due 06/20/2022	JPY	1,053,000,000	10,524,791
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	394,000,000	3,623,595
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	925,200,000	8,514,942
Government of Japan Senior Bonds 0.10% due 12/20/2020	JPY	226,150,000	2,083,099
Government of Japan Senior Notes 0.60% due 09/20/2037	JPY	425,100,000	3,905,531
Government of Japan Senior Notes 0.80% due 06/20/2047	JPY	56,550,000	517,865
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,632,200,000	17,292,020
Government of Japan Senior Bonds 1.40% due 09/20/2045	JPY	220,500,000	2,334,650
Government of Japan Senior Bonds 1.40% due 03/20/2055	JPY	149,600,000	1,575,000
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	422,372
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	472,800,000	5,569,443
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	260,500,000	3,171,576
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	37,700,000	458,837
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2025(6)	JPY	901,164,300	8,665,771

98

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description		Principal Amount**	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2026(6)	JPY	598,634,304	$5,784,002

			74,443,494

Mexico — 0.1%
United Mexican States Bonds 6.50% due 06/10/2021	MXN	3,910,100	203,751
United Mexican States Bonds 6.50% due 06/09/2022	MXN	3,030,400	156,688
United Mexican States Bonds 8.00% due 11/07/2047	MXN	29,500	1,618
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	1,072,300	58,891

			420,948

South Africa — 0.3%
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,540,000	94,847
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	490,000	29,732
Republic of South Africa Bonds 7.00% due 02/28/2031	ZAR	2,430,000	173,043
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	900,000	70,612
Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	7,450,000	582,776
Republic of South Africa Bonds 8.75% due 01/31/2044	ZAR	2,890,000	224,012
Republic of South Africa Bonds 8.88% due 02/28/2035	ZAR	890,000	71,767
Republic of South Africa Bonds 9.00% due 01/31/2040	ZAR	730,000	58,271

			1,305,060

Spain — 5.5%
Kingdom of Spain Bonds 0.25% due 04/30/2018	EUR	7,290,000	9,065,288
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	750,000	1,075,925
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	4,290,000	6,317,442
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*(2)	EUR	950,000	1,721,331

Security Description		Principal Amount**	Value (Note 2)

Spain (continued)
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	$1,403,551
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*(2)	EUR	3,150,000	5,396,070

			24,979,607

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	441,967
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	425,471
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,061,549

			1,928,987

Sweden — 0.4%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	598,473
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	1,040,380

			1,638,853

United Kingdom — 6.2%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	3,990,000	5,533,654
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	5,960,000	8,599,139
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,608,784
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	2,670,000	5,011,411
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	770,000	1,749,377
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,713,129

			28,215,494

Venezuela — 0.2%
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020(2)(11)		1,690,000	439,400
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028(2)(11)		1,190,000	321,300

			760,700

Total Foreign Government Obligations (cost $219,857,748)			234,340,446

99

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description		Principal Amount**	Value (Note 2)

STRUCTURED NOTES — 0.8%
Egypt — 0.8%
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 05/03/2018*	EGP	22,420,000	$1,218,445
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 05/10/2018*	EGP	13,600,000	734,831
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 11/01/2018*	EGP	6,000,000	301,366
HSBC Bank PLC (Credit linked to the Arab Republic of Egypt) zero coupon due 06/07/2018*	EGP	6,300,000	336,795
JPMorgan Chase Bank NA (Credit linked to the Arab Republic of Egypt) zero coupon due 02/15/2018*	EGP	6,600,000	370,090
JPMorgan Chase Bank NA (Credit linked to the Arab Republic of Egypt) zero coupon due 05/17/2018*	EGP	5,125,000	276,689
JPMorgan Chase Bank NA* (Credit linked to the Arab Republic of Egypt) zero coupon due 07/26/2018	EGP	5,100,000	266,552

Total STRUCTURED NOTES (cost $3,465,312)			3,504,768

U.S. GOVERNMENT AGENCIES — 1.5%
United States — 1.5%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,166,993
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		603,658	652,170
5.00% due 11/01/2038		120,179	130,290
5.00% due 01/01/2039		38,482	41,704
5.00% due 09/01/2039		88,949	96,425
5.00% due 05/01/2041		354,136	384,276
7.00% due 02/01/2039		469,585	533,485
Federal National Mtg. Assoc. 4.50% due 02/01/2040		9,148	9,643
4.50% due 08/01/2041		151,625	160,566
6.00% due 10/01/2034		371,010	419,120
6.00% due 11/01/2034		58,692	65,253
6.00% due 02/01/2037		334,342	373,130
6.00% due 03/01/2037		38,851	43,845
6.00% due 10/01/2037		149,156	167,958
6.00% due 08/01/2038		104,934	117,887
6.00% due 06/01/2039		1,767	1,965
6.00% due 10/01/2040		154,720	173,724

Security Description		Principal Amount**	Value (Note 2)

United States (continued)
6.00% due 04/01/2041		20,090	$22,534
6.00% due 05/01/2041		141,557	158,857
6.00% due 10/01/2041		131,774	146,921
7.00% due 03/01/2039		254,750	284,860
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(3)		486,288	551,138
Series 2012-111, Class B
7.00% due 10/25/2042(3)		135,253	152,613

Total U.S. Government Agencies (cost $6,826,574)			6,855,357

U.S. GOVERNMENT TREASURIES — 8.5%
United States — 8.5%
United States Treasury Bonds 2.75% due 11/15/2047		2,010,000	1,933,526
2.88% due 08/15/2045(10)		7,200,000	7,116,188
3.00% due 05/15/2045(10)		7,910,000	8,009,184
3.63% due 02/15/2044(10)		6,910,000	7,789,405
United States Treasury Notes
2.13% due 07/31/2024		7,880,000	7,635,905
2.25% due 02/15/2027		6,640,000	6,389,703

Total U.S. Government Treasuries (cost $40,346,141)			38,873,911

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Belgium — 0.1%
KBC Groep NV VRS 5.63% due 03/19/2019(12) (cost $309,200)	EUR	250,000	323,579

OPTIONS - PURCHASED — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(13) (cost $66,444)		6,500,000	60,133

Total Long-Term Investment Securities (cost $367,470,754)			382,200,471

SHORT-TERM INVESTMENT SECURITIES — 12.1%
Foreign Government Obligations — 6.4%
Government of Japan zero coupon due 02/13/2018	JPY	655,800,000	6,007,325
zero coupon due 03/05/2018	JPY	1,952,000,000	17,881,926
zero coupon due 03/20/2018	JPY	572,650,000	5,246,260

			29,135,511

Registered Investment Companies — 5.7%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.00%(7)		26,137,396	26,137,396

Total Short-Term Investment Securities (cost $54,596,559)			55,272,907

TOTAL INVESTMENTS — (cost $422,067,313)(8)		96.1%	437,473,378
Other assets less liabilities		3.9	17,641,018

NET ASSETS —		100.0%	$455,114,396

100

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PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

#	See Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $64,547,362 representing 14.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Loan Obligation
(2)	Illiquid security. At January 31, 2018, the aggregate value of these securities was $9,734,035 representing 2.1% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Securities classified as Level 3 (see Note 2).
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of January 31, 2018.
(6)	Principal Amount of security is adjusted for inflation.
(7)	The rate shown is the 7-day yield as of January 31, 2018.
(8)	See Note 3 for cost of investments on a tax basis.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Security in default of interest.
(12)	Perpetual maturity — maturity date reflects the next call date
(13)	Options — Purchased:

Over the Counter Purchased Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.40% versus U.S. Treasury Bonds maturing on 01/25/2019	Citibank, N.A.	January 2019	2.40%	6,500	$66,444	$60,133	$(6,311)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Danish Krone

EGP — Egyptian Pound

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

USD — U.S. Dollar

ZAR — South African Rand

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

USAID — United States Agency for International Development

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — Federal Reserve 12-Month Treasury average Index.

Over the Counter Written Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 2.449% versus U.S. Treasury Bonds maturing on 01/25/2019	Citibank, N.A.	January 2019	2.449%	2,900	$66,700	$64,609	$2,091

101

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PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
26	Long	Euro-Bund	March 2018	$5,230,798	$5,126,756	$(104,042)
110	Long	Euro-BOBL	March 2018	17,973,592	17,815,617	(157,975)
13	Long	Japanese 10 Year Bonds	March 2018	17,965,650	17,900,156	(65,494)
56	Short	U.S. Treasury 10 Year Notes	March 2018	6,797,590	6,808,375	(10,785)
249	Long	U.S. Treasury 5 Year Notes	March 2018	28,874,469	28,563,024	(311,445)
162	Long	U.S. Treasury 2 Year Notes	March 2018	34,690,094	34,543,969	(146,125)
148	Long	Euro-Schatz	March 2018	20,567,072	20,545,015	(22,057)
16	Short	U.S. Treasury Ultra Long Bonds	March 2018	2,606,005	2,591,000	15,005
158	Long	Australia 3 Year Bonds	March 2018	14,152,697	14,130,723	(21,974)
2	Long	3 month EURIBOR	December 2019	619,533	619,595	62
43	Long	U.S. Treasury Long Bonds	March 2018	6,580,064	6,355,938	(224,126)

						$(1,048,956)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	CNH	2,496,115	USD	392,989	03/21/2018	$—	$(2,287)
	USD	610,729	CNH	4,062,447	03/21/2018	32,587	—

						32,587	(2,287)

Citibank, N.A.	HKD	19,497,322	USD	2,520,832	03/27/2018	25,278	—
	USD	722,013	CNH	4,800,808	03/21/2018	38,227	—

						63,505	—

HSBC Bank PLC	CNH	2,500,024	USD	376,000	03/21/2018	—	(19,896)
	HKD	9,860,943	USD	1,273,880	03/27/2018	11,732	—
	HKD	14,554,265	USD	1,876,000	09/19/2018	6,486	—
	USD	389,973	CNH	2,500,130	03/21/2018	5,940	—
	USD	1,524,000	HKD	11,867,015	03/27/2018	—	(5,085)

						24,158	(24,981)

JPMorgan Chase Bank, N.A. London	CNH	4,925,935	USD	752,365	03/21/2018	—	(27,690)

Morgan Stanley & Co.	ARS	16,147,886	USD	824,084	02/01/2018	1,681	—
	ARS	7,049,805	USD	358,906	02/02/2018	—	(137)
	ARS	2,521,161	USD	128,303	02/05/2018	98	—
	AUD	537,088	EUR	350,164	03/21/2018	3,383	—
	AUD	480,950	NZD	524,524	03/21/2018	—	(1,138)
	AUD	19,374,948	USD	15,169,388	03/21/2018	—	(440,429)
	BRL	43,779,615	USD	13,497,032	02/02/2018	—	(244,215)
	BRL	3,718,161	USD	1,172,272	03/02/2018	8,801	—
	BRL	6,584,514	USD	2,082,389	04/03/2018	28,507	—
	CAD	1,142,000	USD	914,390	03/06/2018	—	(14,422)
	CAD	1,096,107	GBP	622,778	03/21/2018	—	(5,773)
	CAD	20,130,619	USD	16,069,227	03/21/2018	—	(306,284)
	CHF	14,821,532	EUR	12,669,500	03/21/2018	—	(204,307)
	CHF	2,688,836	USD	2,789,300	03/21/2018	—	(110,254)
	CLP	737,141,225	USD	1,216,360	02/05/2018	—	(6,376)
	CLP	1,082,790,121	USD	1,789,227	02/22/2018	—	(6,313)
	CNY	13,291,618	USD	2,096,470	02/05/2018	—	(15,068)
	CNY	6,227,806	USD	965,650	02/22/2018	—	(21,950)
	CNY	3,087,508	USD	486,443	02/28/2018	—	(2,938)
	COP	1,177,002,257	USD	414,583	02/05/2018	—	(81)
	COP	2,188,825,611	USD	762,881	02/12/2018	—	(7,957)
	CZK	75,978,674	EUR	2,989,613	03/21/2018	—	(18,631)
	EUR	48,441	AUD	74,427	03/21/2018	—	(365)

102

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	6,693,218	CHF	7,842,723	03/21/2018	$121,521	$—
	EUR	6,705,336	CZK	171,040,831	03/21/2018	72,812	—
	EUR	3,753,191	GBP	3,327,576	03/21/2018	59,036	—
	EUR	6,410,729	HUF	1,997,452,731	03/21/2018	29,464	—
	EUR	19,929,451	NOK	195,531,752	03/21/2018	581,434	—
	EUR	9,177,400	PLN	38,804,873	03/21/2018	175,304	—
	EUR	22,442,250	SEK	222,967,440	03/21/2018	436,968	—
	EUR	20,977,853	USD	25,688,724	03/21/2018	—	(437,357)
	EUR	3,950,331	JPY	534,774,756	03/22/2018	—	(8,057)
	EUR	7,316,684	USD	9,090,797	03/23/2018	—	(22,783)
	GBP	1,771,000	USD	2,447,441	03/06/2018	—	(70,123)
	GBP	7,924,000	EUR	8,966,577	03/21/2018	—	(104,398)
	GBP	4,913,581	USD	6,778,323	03/21/2018	—	(210,995)
	HKD	15,892,801	USD	2,043,486	03/27/2018	9,291	—
	HUF	926,951,332	EUR	2,990,337	03/21/2018	5,420	—
	HUF	97,160,558	USD	389,890	03/21/2018	97	—
	IDR	20,133,428,000	USD	1,509,126	02/02/2018	5,341	—
	IDR	5,064,787,409	USD	380,668	02/05/2018	2,174	—
	IDR	20,436,155,288	USD	1,524,972	02/08/2018	—	(3,038)
	IDR	32,037,751,785	USD	2,396,293	02/20/2018	1,113	—
	IDR	28,144,158,510	USD	2,104,112	04/11/2018	4,984	—
	INR	244,874,001	USD	3,844,272	02/02/2018	—	(5,721)
	INR	48,332,019	USD	759,948	02/09/2018	1,501	—
	INR	80,342,015	USD	1,255,440	02/15/2018	—	(4,389)
	INR	160,211,977	USD	2,508,511	02/26/2018	—	(346)
	INR	20,422,080	USD	320,000	02/28/2018	277	—
	JPY	655,990,182	USD	5,848,179	02/13/2018	—	(164,260)
	JPY	99,488,997	USD	914,600	02/23/2018	2,257	—
	JPY	1,953,259,040	USD	17,634,501	03/05/2018	—	(287,504)
	JPY	572,912,273	USD	5,116,042	03/20/2018	—	(145,679)
	JPY	571,578,597	EUR	4,240,404	03/22/2018	31,288	—
	JPY	4,624,744,260	USD	41,378,313	03/22/2018	—	(1,101,488)
	KRW	1,804,821,172	USD	1,690,650	02/02/2018	505	—
	KRW	1,023,941,765	USD	956,240	02/05/2018	—	(2,103)
	KRW	3,909,969,006	USD	3,672,817	02/20/2018	15,540	—
	KRW	1,408,354,976	USD	1,317,292	02/28/2018	—	(185)
	KRW	606,950,210	USD	569,257	03/02/2018	1,456	—
	MXN	192,606,659	USD	9,928,865	03/21/2018	—	(339,988)
	MXN	18,307,059	USD	975,710	03/28/2018	799	—
	NOK	14,789,628	CAD	2,348,225	03/21/2018	—	(11,149)
	NOK	110,469,510	EUR	11,396,017	03/21/2018	—	(158,516)
	NOK	10,573,843	USD	1,343,587	03/21/2018	—	(30,076)
	NZD	3,386,600	AUD	3,087,905	03/21/2018	—	(6,640)
	NZD	546,356	EUR	316,000	03/21/2018	—	(8,880)
	NZD	25,150,160	USD	18,066,617	03/21/2018	—	(458,270)
	PEN	1,230,270	USD	382,368	02/05/2018	—	(130)
	PEN	467,967	USD	145,593	02/08/2018	118	—
	PHP	38,573,698	USD	749,285	02/09/2018	—	(2,200)
	PHP	19,103,727	USD	378,097	02/12/2018	6,005	—
	PHP	27,497,164	USD	540,003	02/22/2018	4,825	—
	PLN	18,086,858	EUR	4,326,075	03/21/2018	—	(21,292)
	PLN	1,308,279	USD	391,328	03/21/2018	75	—
	RUB	36,417,681	USD	632,402	02/09/2018	—	(14,867)
	RUB	397,130,801	USD	6,933,538	02/12/2018	—	(122,140)
	SEK	5,354,857	USD	637,278	02/06/2018	—	(42,461)
	SEK	66,682,078	EUR	6,779,276	03/21/2018	—	(46,552)
	SEK	1,631,660	NOK	1,622,461	03/21/2018	3,043	—
	SEK	9,972,239	USD	1,215,781	03/21/2018	—	(53,822)
	SGD	3,616,375	USD	2,730,953	03/21/2018	—	(28,580)
	THB	59,710,286	USD	1,880,929	02/05/2018	—	(25,647)
	THB	12,252,055	USD	389,891	04/12/2018	—	(1,964)
	THB	12,308,638	USD	393,159	04/16/2018	—	(546)

103

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	TRY	28,440,399	USD	7,297,171	03/21/2018	$—	$(166,877)
	TWD	64,589,536	USD	2,195,428	02/02/2018	—	(20,679)
	TWD	12,739,234	USD	437,098	02/05/2018	36	—
	TWD	83,056,029	USD	2,761,630	02/08/2018	—	(87,696)
	TWD	62,043,038	USD	2,119,203	02/21/2018	—	(11,730)
	TWD	101,741,465	USD	3,385,627	02/22/2018	—	(109,137)
	TWD	46,454,107	USD	1,598,254	02/27/2018	1,791	—
	TWD	74,409,902	USD	2,486,577	03/08/2018	—	(72,664)
	TWD	96,226,380	USD	3,280,258	04/17/2018	—	(40,211)
	TWD	83,056,029	USD	2,869,939	04/27/2018	1,644	—
	USD	845,114	ARS	16,147,886	02/01/2018	—	(22,711)
	USD	371,000	ARS	7,049,805	02/02/2018	—	(11,957)
	USD	13,491,018	BRL	43,779,615	02/02/2018	250,230	—
	USD	1,492,519	IDR	20,133,428,000	02/02/2018	11,266	—
	USD	3,762,490	INR	244,874,001	02/02/2018	87,503	—
	USD	1,684,718	KRW	1,804,821,172	02/02/2018	5,427	—
	USD	2,213,608	TWD	64,589,536	02/02/2018	2,499	—
	USD	134,876	ARS	2,521,161	02/05/2018	—	(6,670)
	USD	1,215,262	CLP	737,141,225	02/05/2018	7,474	—
	USD	2,041,966	CNY	13,291,618	02/05/2018	69,572	—
	USD	398,406	COP	1,177,002,257	02/05/2018	16,259	—
	USD	374,092	IDR	5,064,787,409	02/05/2018	4,402	—
	USD	961,622	KRW	1,023,941,765	02/05/2018	—	(3,279)
	USD	380,182	PEN	1,230,270	02/05/2018	2,316	—
	USD	1,855,628	THB	59,710,286	02/05/2018	50,948	—
	USD	430,962	TWD	12,739,234	02/05/2018	6,100	—
	USD	380,117	CLP	229,187,449	02/08/2018	29	—
	USD	1,520,505	IDR	20,436,155,288	02/08/2018	7,505	—
	USD	2,786,331	PEN	8,950,431	02/08/2018	—	(3,941)
	USD	2,852,199	TWD	83,056,029	02/08/2018	—	(2,873)
	USD	357,186	ARS	6,682,946	02/09/2018	—	(18,036)
	USD	380,039	INR	24,150,965	02/09/2018	—	(1,052)
	USD	1,943,465	KRW	2,071,089,777	02/09/2018	—	(6,509)
	USD	1,139,982	TWD	33,588,682	02/09/2018	12,288	—
	USD	1,299,984	COP	3,754,244,602	02/12/2018	22,149	—
	USD	9,304,881	RUB	548,831,582	02/12/2018	446,010	—
	USD	1,481,145	ARS	27,719,594	02/15/2018	—	(78,686)
	USD	2,668,906	INR	173,162,638	02/15/2018	46,427	—
	USD	356,096	ARS	7,049,805	02/16/2018	405	—
	USD	615,540	ARS	11,470,583	02/20/2018	—	(36,656)
	USD	5,111,525	IDR	69,288,527,498	02/20/2018	68,566	—
	USD	3,269,404	KRW	3,491,619,057	02/20/2018	—	(3,440)
	USD	185,977	PHP	9,451,353	02/20/2018	—	(1,998)
	USD	327,601	ARS	6,144,156	02/21/2018	—	(17,681)
	USD	1,736,589	TWD	51,045,928	02/21/2018	16,637	—
	USD	2,102,347	CLP	1,284,722,290	02/22/2018	28,047	—
	USD	1,413,087	PHP	71,478,539	02/22/2018	—	(21,900)
	USD	8,441,297	JPY	934,857,669	02/23/2018	131,622	—
	USD	3,933,607	INR	252,141,269	02/26/2018	14,826	—
	USD	1,573,997	ARS	29,192,945	02/27/2018	—	(105,907)
	USD	1,059,078	AUD	1,343,974	02/27/2018	23,773	—
	USD	784,130	TWD	22,687,304	02/27/2018	—	(4,448)
	USD	327,267	ARS	5,997,487	02/28/2018	—	(25,810)
	USD	391,890	INR	24,924,195	02/28/2018	—	(1,683)
	USD	1,250,036	PEN	4,023,494	02/28/2018	—	(391)
	USD	3,927,931	BRL	12,444,682	03/02/2018	—	(33,796)
	USD	460,961	TWD	13,739,867	03/08/2018	11,606	—
	USD	737,751	ARS	13,585,681	03/14/2018	—	(59,400)
	USD	1,340,625	DKK	8,115,500	03/14/2018	16,931	—
	USD	365,497	ARS	6,927,825	03/15/2018	—	(19,743)
	USD	1,508,876	IDR	20,311,734,053	03/20/2018	7,964	—
	USD	10,644,030	AUD	13,687,860	03/21/2018	383,870	—

104

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	20,743,959	CAD	26,053,240	03/21/2018	$449,383	$—
	USD	698,196	CHF	665,884	03/21/2018	19,872	—
	USD	31,523,011	EUR	25,820,709	03/21/2018	634,424	—
	USD	6,948,923	GBP	5,117,470	03/21/2018	330,417	—
	USD	3,928,558	HKD	30,675,789	03/21/2018	—	(2,790)
	USD	779,995	HUF	193,871,219	03/21/2018	—	(2,214)
	USD	7,463,122	MXN	142,872,941	03/21/2018	154,170	—
	USD	1,008,433	NOK	8,187,964	03/21/2018	55,277	—
	USD	17,286,731	NZD	24,814,557	03/21/2018	990,960	—
	USD	377,970	PLN	1,317,501	03/21/2018	16,041	—
	USD	911,159	SEK	7,636,145	03/21/2018	61,027	—
	USD	3,544,337	SGD	4,719,229	03/21/2018	56,747	—
	USD	6,698,120	TRY	26,251,700	03/21/2018	191,514	—
	USD	276,771	ARS	5,190,229	03/22/2018	—	(18,583)
	USD	24,707,186	JPY	2,749,103,974	03/22/2018	544,241	—
	USD	1,191,024	PHP	59,855,346	03/22/2018	—	(28,209)
	USD	10,362,068	ZAR	134,217,473	03/22/2018	886,848	—
	USD	24,230,991	EUR	19,547,120	03/23/2018	116,685	—
	USD	737,005	INR	47,091,663	03/23/2018	—	(1,517)
	USD	207,675	ARS	3,933,364	03/27/2018	—	(12,465)
	USD	1,296,047	HKD	10,116,815	03/27/2018	—	(1,149)
	USD	589,440	ARS	11,891,957	03/28/2018	474	—
	USD	2,088,892	CNY	13,291,618	03/30/2018	13,333	—
	USD	728,741	BRL	2,305,045	04/03/2018	—	(9,737)
	USD	1,896,174	ARS	37,029,813	04/04/2018	—	(65,347)
	USD	2,306,045	INR	148,218,299	04/05/2018	5,730	—
	USD	2,483,452	IDR	33,513,276,427	04/11/2018	16,131	—
	USD	396,657	ARS	8,073,943	04/12/2018	855	—
	USD	743,662	THB	23,308,585	04/12/2018	1,812	—
	USD	4,065,252	IDR	54,490,713,207	04/16/2018	—	(2,510)
	USD	670,528	TWD	19,418,478	04/17/2018	—	(457)
	USD	843,896	CLP	508,489,494	04/20/2018	—	(1,208)
	USD	412,585	COP	1,177,002,257	04/20/2018	22	—
	USD	3,425,473	INR	219,778,366	04/27/2018	—	(6,065)
	USD	122,565	ARS	2,521,161	05/02/2018	269	—
	ZAR	15,335,786	USD	1,242,046	03/02/2018	—	(47,065)
	ZAR	71,312,971	USD	5,589,988	03/22/2018	—	(386,831)

						7,917,472	(6,932,492)

Standard Chartered Bank	CNH	7,381,157	USD	1,134,066	03/21/2018	—	(34,790)
	HKD	6,237,014	USD	806,496	03/27/2018	8,191	—
	HKD	11,750,932	USD	1,517,000	05/11/2018	11,379	—

						19,570	(34,790)

Net Unrealized Appreciation/(Depreciation)						$8,057,292	$(7,022,240)

ARS	— Argentine Peso	EUR	— Euro Currency	PEN	— Peruvian Sol
AUD	— Australian Dollar	GBP	— British Pound Sterling	PHP	— Philippine Peso
BRL	— Brazilian Real	HKD	— Hong Kong Dollar	PLN	— Polish Zloty
CAD	— Canadian Dollar	HUF	— Hungarian Forint	RUB	— New Russian Ruble
CHF	— Swiss Franc	IDR	— Indonesian Rupiah	SEK	— Swedish Krona
CLP	— Chilean Peso	INR	— Indian Rupee	SGD	— Singapore Dollar
CNH	— Yuan Renminbi Offshore	JPY	— Japanese Yen	THB	— Thai Baht
CNY	— Yuan Renminbi	KRW	— South Korean Won	TRY	— Turkish Lira
COP	— Colombian Peso	MXN	— Mexican Peso	TWD	— New Taiwan Dollar
CZK	— Czech Koruna	NOK	— Norwegian Krone	USD	— United States Dollar
DKK	— Danish Krone	NZD	— New Zealand Dollar	ZAR	— South African Rand

105

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
SEK	95,010	6/15/2018	0.050%/Annually	3 month STIBOR/Quarterly	$15,160	$9,021
SEK	163,130	6/29/2019	-0.100%/Annually	3 month SEK-LIBOR/Quarterly	(2,038)	18,826
AUD	14,650	3/21/2020	3 month BBSW/Quarterly	2.000%/Quarterly	(8,561)	29,091
GBP	1,170	3/21/2020	6 month GBP-LIBOR/Semi-annually	0.750%/Semi-annually	5,601	2,591
SEK	114,610	3/21/2021	3 month STIBOR/Quarterly	0.250%/Annually	(38,124)	33,098
SEK	283,080	12/16/2021	3 month STIBOR/Quarterly	0.500%/Annually	158,550	129,700
GBP	13,880	1/27/2022	6 month GBP-LIBOR/Semi-annually	1.420%/Semi-annually	(2,033)	39,661
SEK	108,850	3/21/2022	3 month STIBOR/Quarterly	0.400%/Annually	(2,252)	53,755
GBP	2,490	7/15/2022	3.37%/Maturity	12 month UKRPI/Maturity	121	9,370
PLN	9,940	12/20/2022	6 month WIBOR/Semi-annually	2.510%/Annually	(193)	21,834
MXN	17,175	3/15/2023	7.500%/Monthly	1 month TIIE/Monthly	(9,430)	1,575
GBP	15,710	3/21/2023	6 month GBP-LIBOR/Semi-annually	1.000%/Semi-annually	156,253	224,939
NOK	69,160	3/21/2023	6 month NIBOR/Semi-annually	1.500%/Annually	50,776	77,748
SEK	64,250	3/21/2023	3 month STIBOR/Quarterly	0.500%/Annually	58,946	28,169
USD	5,520	7/31/2023	3 month USD-LIBOR/Quarterly	2.628%/Semi-annually	6,064	11,635
USD	21,050	11/20/2023	3 month USD-LIBOR/Quarterly	2.275%/Semi-annually	39,482	408,838
USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	1,244	117
EUR	1,110	3/21/2025	6 month EURIBOR/Semi-annually	0.500%/Annually	1,850	25,839
GBP	2,230	9/15/2027	12 month UKRPI/Maturity	3.340%/Maturity	(1,319)	11,016
SEK	66,620	10/25/2027	3 month STIBOR/Quarterly	2.000%/Annually	(9,205)	63,682
SEK	34,440	11/2/2027	3 month STIBOR/Quarterly	2.000%/Annually	1,709	27,153
AUD	5,960	3/21/2028	6 month BBSW/Semi-annually	2.750%/Semi-annually	24,253	82,914
GBP	5,790	3/21/2028	6 month GBP-LIBOR/Semi-annually	1.250%/Semi-annually	95,164	174,511
SEK	21,310	3/21/2028	3 month STIBOR/Quarterly	1.250%/Annually	(2,791)	48,379
USD	4,980	8/6/2028	3 month USD-LIBOR/Quarterly	2.350%/Semi-annually	(1,390)	202,313
GBP	7,060	11/21/2028	6 month GBP-LIBOR/Semi-annually	1.400%/Semi-annually	60,506	206,982
GBP	7,220	3/21/2033	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	(18,799)	313,447
GBP	5,850	3/17/2037	6 month GBP-LIBOR/Semi-annually	1.750%/Semi-annually	21,157	103,242
GBP	3,290	12/14/2037	6 month GBP-LIBOR/Semi-annually	1.750%/Semi-annually	(26,807)	90,886
EUR	2,230	6/14/2038	6 month EURIBOR/Semi-annually	2.000%/Annually	4,070	4,431
GBP	1,500	9/15/2047	12 month UKRPI/Maturity	3.450%/Maturity	3,918	56,998
GBP	340	3/21/2048	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	4,053	19,576
USD	40	3/23/2048	3 month USD-LIBOR/Quarterly	2.500%/Semi-annually	1,478	1,264
CAD	1,300	7/18/2048	3 month CDOR/Semi-annually	2.54%/Semi-annually	5,098	43,117

					$592,511	$2,575,718

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
SEK	88,570	9/15/2018	-0.330%/Annually	3 month STIBOR/Quarterly	$20,279	$(12,496)
CAD	27,140	3/21/2019	1.000%/Semi-annually	3 month CDOR/Semi-annually	(216,406)	(14,467)
USD	22,170	7/30/2019	2.364%/Semi-annually	3 month USD-LIBOR/Quarterly	(459)	(4,396)
CAD	13,780	3/21/2020	1.250%/Semi-annually	3 month CDOR/Semi-annually	(156,706)	(67,125)
USD	26,570	3/21/2020	1.750%/Semi-annually	3 month USD-LIBOR/Quarterly	(293,504)	(46,152)
USD	18,660	8/6/2020	1.855%/Semi-annually	3 month USD-LIBOR/Quarterly	(72,296)	(179,455)
USD	46,840	11/20/2020	2.139%/Semi-annually	3 month USD-LIBOR/Quarterly	(55,841)	(390,265)
EUR	39,140	12/16/2021	0.350%/Annually	6 month EURIBOR/Semi-annually	(109,751)	(180,023)
EUR	21,960	1/31/2022	0.650%/Annually	6 month EURIBOR/Semi-annually	(5,706)	(22,225)
CAD	7,800	7/18/2022	2.028%/Semi-annually	3 month CDOR/Semi-annually	(22,846)	(83,381)

106

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PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Centrally Cleared Interest Rate Swap Contracts@ — (continued)
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
EUR	15,920	1/9/2023	0.600%/Annually	6 month EURIBOR/Semi-annually	(54,753)	(93,235)
AUD	7,350	3/21/2023	2.500%/Semi-annually	6 month BBSW/Semi-annually	(11,685)	(27,715)
CAD	4,840	3/21/2023	1.500%/Semi-annually	3 month CDOR/Semi-annually	(124,952)	(60,855)
EUR	24,340	3/21/2023	0.250%/Annually	6 month EURIBOR/Semi-annually	(288,993)	(106,900)
USD	8,420	3/21/2023	2.000%/Semi-annually	3 month USD-LIBOR/Quarterly	(223,088)	(25,394)
GBP	11,720	11/21/2023	1.200%/Semi-annually	6 month GBP-LIBOR/Semi-annually	(48,181)	(185,419)
EUR	7,780	1/12/2027	1.330%/Annually	6 month EURIBOR/Semi-annually	(55,896)	(40,702)
GBP	8,430	3/16/2027	1.600%/Semi-annually	6 month GBP-LIBOR/Semi-annually	18,439	(134,473)
EUR	1,530	8/15/2027	1.428%/Annually	12 month EUR-LIBOR/Annually	1,609	(25,030)
EUR	7,080	10/25/2027	1.600%/Annually	6 month EURIBOR/Semi-annually	36,873	(61,584)
EUR	6,450	12/19/2027	1.500%/Annually	6 month EURIBOR/Semi-annually	24,803	(93,138)
CAD	15,460	3/21/2028	1.75%/Semi-annually	3 month CDOR/Semi-annually	(699,738)	(339,725)
EUR	7,750	3/21/2028	1.000%/Annually	6 month EURIBOR/Semi-annually	101,388	(191,679)
USD	5,220	3/21/2028	2.25%/Semi-annually	3 month USD-LIBOR/Quarterly	(84,397)	(153,435)
CAD	2,730	6/21/2028	2.75%/Semi-annually	3 month CDOR/Semi-annually	9,128	(20,908)
GBP	3,020	1/11/2032	6 month GBP-LIBOR/Semi-annually	1.94%/Semi-annually	27,615	(22,063)
EUR	840	8/15/2032	1.600%/Annually	12 month CPTFEMU/Annually	21	(16,210)
GBP	2,030	9/15/2032	3.460%/Maturity	12 month UKRPI/Maturity	5,233	(12,547)
GBP	1,700	3/21/2038	1.500%/Semi-annually	6 month GBP-LIBOR/Semi-annually	(21,410)	(81,332)
GBP	1,640	9/15/2042	3.510%/Maturity	Pay 12 month UKRPI/Maturity	601	(32,098)
EUR	340	3/21/2048	1.500%/Annually	6 month EURIBOR/Semi-annually	3,578	(10,676)
EUR	1,720	6/16/2048	6 month EURIBOR/Semi-annually	1.750%/Annually	(9,522)	(3,646)

					$(2,306,563)	$(2,738,749)

Net Unrealized Appreciation/(Depreciation)					$(1,714,052)	$(163,031)

@	Illiquid security. At January 31, 2018, the aggregate value of these securities was ($1,877,083) representing (0.41%) of net assets.

BBSW	— Bank Bill Swap Reference Rate
CDOR	— Canadian Dollar Offered Rate
CFTFEMU	— Eurostat Eurozone HICP Ex Tobacco
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
UKRPI	— United Kingdom Retail Price Index
WIBOR	— Warsaw Interbank Offered Rate

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection@(1)
							Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at January 31, 2018(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.3771%	$12,180	$18,552	$(266,349)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.3771%	240	384	(5,266)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank, N.A.	0.3771%	80	122	(1,750)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co.	0.3771%	11,780	18,851	(258,511)

Total							$37,909	$(531,876)

107

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PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection@(1)
						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at January 31, 2018(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index	(1.000)%	Quarterly	12/20/2022	0.4723%	$41,800	$(900,180)	$(107,639)
CDX Emerging Markets Index	(1.000)%	Quarterly	6/20/2022	1.0112%	407	14,699	(14,513)
CDX Emerging Markets Index	(1.000)%	Quarterly	12/20/2022	1.1437%	7,973	300,905	(249,477)
iTraxx Europe Index	(1.000)%	Quarterly	12/20/2022	0.4363%	17,400	(581,127)	(9,232)

Total						$(1,165,703)	$(380,861)

@	Illiquid security. At January 31, 2018, the aggregate value of these securities was ($2,040,531) representing (0.5%) of net assets.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Cayman Islands	$—	$9,416,567	$—	$9,416,567
United States	—	34,559,260	850,000	35,409,260
Corporate Bonds & Notes	—	53,416,450	—	53,416,450
Foreign Government Obligations	—	234,340,446	—	234,340,446
Structured Notes	—	3,504,768	—	3,504,768
U.S. Government Agencies	—	6,855,357	—	6,855,357
U.S. Government Treasuries	—	38,873,911	—	38,873,911
Preferred Securities/Capital Securities	—	323,579	—	323,579
Options-Purchased	—	60,133	—	60,133
Short-Term Investment Securities:
Foreign Government Obligations	—	29,135,511	—	29,135,511
Registered Investment Companies	26,137,396	—	—	26,137,396

Total Investments at Value	$26,137,396	$410,485,982	$850,000	$437,473,378

Other Financial Instruments:+
Over the Counter Written Options on Interest Rate Swap Contracts	$—	$2,091	$—	$2,091
Futures Contracts	15,067	—	—	15,067
Forward Foreign Currency Contracts	—	8,057,292	—	8,057,292
Centrally Cleared Interest Rate Swap Contracts	—	2,575,718	—	2,575,718

Total Other Financial Instruments	$15,067	$10,635,101	$—	$10,650,168

108

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PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,064,023	$—	$—	$1,064,023
Forward Foreign Currency Contracts	—	7,022,240	—	7,022,240
Centrally Cleared Interest Rate Swap Contracts	—	2,738,749	—	2,738,749
Over the Counter Credit Default Swaps on Sovereign Issues-Buy Protection	—	531,876	—	531,876
Centrally Cleared Credit Default Swaps on Credit Indicies-Buy Protection	—	380,861	—	380,861

Total Other Financial Instruments	$1,064,023	$10,673,726	$—	$11,737,749

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio

See Notes to Financial Statements

109

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PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Registered Investment Companies	56.7%
Exchange-Traded Funds	6.0
Medical-HMO	1.8
Real Estate Investment Trusts	1.5
Oil Refining & Marketing	1.5
Medical-Biomedical/Gene	1.4
Computers	0.9
Web Portals/ISP	0.8
Real Estate Management/Services	0.8
Applications Software	0.8
E-Commerce/Products	0.8
Oil Companies-Integrated	0.7
Aerospace/Defense	0.7
Electric-Integrated	0.7
Internet Content-Entertainment	0.6
Insurance-Property/Casualty	0.6
Medical-Drugs	0.6
Retail-Discount	0.5
Banks-Super Regional	0.5
Banks-Commercial	0.5
Electronic Components-Semiconductors	0.5
Computer Services	0.5
Finance-Credit Card	0.5
Casino Hotels	0.5
Machinery-Construction & Mining	0.5
Electronic Forms	0.4
Insurance-Multi-line	0.4
Diagnostic Equipment	0.4
Retail-Apparel/Shoe	0.4
Chemicals-Diversified	0.4
Computers-Memory Devices	0.4
Building & Construction Products-Misc.	0.4
Transport-Rail	0.4
Banks-Fiduciary	0.4
Auction Houses/Art Dealers	0.4
Entertainment Software	0.4
Auto/Truck Parts & Equipment-Original	0.4
Retail-Consumer Electronics	0.4
Insurance-Reinsurance	0.4
Building Products-Wood	0.4
Finance-Auto Loans	0.4
Food-Misc./Diversified	0.4
Transport-Truck	0.4
Instruments-Controls	0.3
Brewery	0.3
Coal	0.3
Garden Products	0.3
Commercial Services	0.3
Semiconductor Equipment	0.3
Internet Connectivity Services	0.3
Retail-Restaurants	0.3
Medical Products	0.3
Resorts/Theme Parks	0.3
Finance-Other Services	0.3
Oil Companies-Exploration & Production	0.3
Cosmetics & Toiletries	0.3
Metal-Copper	0.3
Electric-Generation	0.3
Television	0.3
Retail-Drug Store	0.3
Diversified Manufacturing Operations	0.3

Transport-Services	0.3%
Computer Software	0.3
Insurance Brokers	0.2
Electronic Components-Misc.	0.2
Commercial Services-Finance	0.2
Steel-Producers	0.2
Building-Residential/Commercial	0.2
Containers-Paper/Plastic	0.2
Insurance-Life/Health	0.2
E-Commerce/Services	0.2
Retail-Building Products	0.2
Hotels/Motels	0.2
Diversified Banking Institutions	0.2
Appliances	0.2
Internet Security	0.1
Oil-Field Services	0.1
Medical Instruments	0.1
Publishing-Newspapers	0.1
Finance-Consumer Loans	0.1
Non-Ferrous Metals	0.1
Airlines	0.1
Leisure Products	0.1
Financial Guarantee Insurance	0.1
Oil Field Machinery & Equipment	0.1

97.5%

*	Calculated as a percentage of net assets
#	See Note 1

110

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PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 34.8%
Aerospace/Defense — 0.7%
Boeing Co.	203	$71,937
Esterline Technologies Corp.†	97	7,134

		79,071

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co.	32	1,374

Airlines — 0.1%
Copa Holdings SA, Class A	60	8,300

Appliances — 0.2%
Whirlpool Corp.	101	18,323

Applications Software — 0.8%
Intuit, Inc.	200	33,580
Microsoft Corp.	628	59,666

		93,246

Auction Houses/Art Dealers — 0.4%
KAR Auction Services, Inc.	795	43,359

Auto/Truck Parts & Equipment-Original — 0.4%
Allison Transmission Holdings, Inc.	684	30,260
Lear Corp.	58	11,202
Visteon Corp.†	10	1,301

		42,763

Banks-Commercial — 0.5%
International Bancshares Corp.	454	18,841
SVB Financial Group†	159	39,201
Synovus Financial Corp.	53	2,671

		60,713

Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc.	963	44,202

Banks-Super Regional — 0.5%
Comerica, Inc.	459	43,706
Fifth Third Bancorp	128	4,237
KeyCorp	670	14,338

		62,281

Brewery — 0.3%
Molson Coors Brewing Co., Class B	472	39,657

Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	86	6,100
Louisiana-Pacific Corp.†	1,346	39,855

		45,955

Building Products-Wood — 0.4%
Masco Corp.	929	41,489

Building-Residential/Commercial — 0.2%
PulteGroup, Inc.	756	24,064

Casino Hotels — 0.5%
Las Vegas Sands Corp.	290	22,481
MGM Resorts International	1,005	36,632

		59,113

Casino Services — 0.0%
Scientific Games Corp., Class A†	17	793

Chemicals-Diversified — 0.4%
LyondellBasell Industries NV, Class A	390	46,738

Security Description	Shares	Value (Note 2)
Chemicals-Specialty — 0.0%
Ingevity Corp.†	68	$4,933

Coal — 0.3%
Arch Coal, Inc., Class A	46	4,141
CONSOL Energy, Inc.†	77	2,497
Peabody Energy Corp.†	817	33,015

		39,653

Commercial Services — 0.3%
CoStar Group, Inc.†	113	39,110

Commercial Services-Finance — 0.2%
IHS Markit, Ltd.†	23	1,098
MarketAxess Holdings, Inc.	45	8,829
Total System Services, Inc.	166	14,751

		24,678

Computer Services — 0.5%
Amdocs, Ltd.	170	11,628
International Business Machines Corp.	296	48,455

		60,083

Computer Software — 0.3%
Citrix Systems, Inc.†	333	30,889

Computers — 0.9%
Apple, Inc.	505	84,552
HP, Inc.	959	22,364

		106,916

Computers-Memory Devices — 0.4%
Western Digital Corp.	519	46,181

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	49	5,733

Containers-Paper/Plastic — 0.2%
Berry Global Group, Inc.†	127	7,517
Graphic Packaging Holding Co.	1,022	16,505

		24,022

Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	476	35,338

Diagnostic Equipment — 0.4%
Danaher Corp.	480	48,614

Diversified Banking Institutions — 0.2%
Bank of America Corp.	89	2,848
JPMorgan Chase & Co.	135	15,615

		18,463

Diversified Manufacturing Operations — 0.3%
Colfax Corp.†	783	31,336

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	55	79,799
Etsy, Inc.†	511	9,586

		89,385

E-Commerce/Services — 0.2%
Expedia, Inc.	12	1,536
MercadoLibre, Inc.	27	10,452
Priceline Group, Inc.†	6	11,472

		23,460

Electric-Generation — 0.3%
Vistra Energy Corp.†	1,789	34,886

Electric-Integrated — 0.7%
AES Corp.	1,445	16,704
MDU Resources Group, Inc.	1,429	37,840

111

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PORTFOLIO OF INVESTMENTS — January 31, 2018 —(continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
PG&E Corp.	575	$24,397

		78,941

Electronic Components-Misc. — 0.2%
Gentex Corp.	1,135	26,877

Electronic Components-Semiconductors — 0.5%
Broadcom, Ltd.	86	21,331
Micron Technology, Inc.†	898	39,260

		60,591

Electronic Forms — 0.4%
Adobe Systems, Inc.†	257	51,338

Engineering/R&D Services — 0.0%
AECOM†	46	1,799

Entertainment Software — 0.4%
Activision Blizzard, Inc.	171	12,676
Electronic Arts, Inc.†	238	30,217

		42,893

Finance-Auto Loans — 0.4%
Ally Financial, Inc.	1,387	41,291
Santander Consumer USA Holdings, Inc.	199	3,433

		44,724

Finance-Consumer Loans — 0.1%
Enova International, Inc.†	199	3,562
Synchrony Financial	68	2,698

		6,260

Finance-Credit Card — 0.5%
Visa, Inc., Class A	482	59,879

Finance-Investment Banker/Broker — 0.0%
Houlihan Lokey, Inc.	55	2,624

Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	2,487	35,589

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	208	7,403

Food-Misc./Diversified — 0.4%
Conagra Brands, Inc.	1,082	41,116

Footwear & Related Apparel — 0.0%
Crocs, Inc.†	275	3,715

Garden Products — 0.3%
Toro Co.	604	39,653

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	245	20,984

Human Resources — 0.0%
Insperity, Inc.	12	735

Identification Systems — 0.0%
Brady Corp., Class A	123	4,705

Instruments-Controls — 0.3%
Mettler-Toledo International, Inc.†	59	39,840

Insurance Brokers — 0.2%
Aon PLC	162	23,032
Arthur J. Gallagher & Co.	82	5,602

		28,634

Security Description	Shares	Value (Note 2)
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	64	$2,112
Athene Holding, Ltd., Class A†	211	10,584
Principal Financial Group, Inc.	160	10,816

		23,512

Insurance-Multi-line — 0.4%
Allstate Corp.	468	46,224
Voya Financial, Inc.	91	4,724

		50,948

Insurance-Property/Casualty — 0.6%
Progressive Corp.	549	29,701
White Mountains Insurance Group, Ltd.	49	41,155

		70,856

Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	216	13,241
Berkshire Hathaway, Inc., Class B†	78	16,722
Reinsurance Group of America, Inc.	76	11,905

		41,868

Internet Connectivity Services — 0.3%
Cogent Communications Holdings, Inc.	846	38,155

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	325	60,739
Netflix, Inc.†	54	14,596

		75,335

Internet Security — 0.1%
Palo Alto Networks, Inc.†	107	16,892

Leisure Products — 0.1%
Marine Products Corp.	545	7,957

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	323	52,578

Medical Instruments — 0.1%
Boston Scientific Corp.†	392	10,960

Medical Products — 0.3%
Baxter International, Inc.	46	3,314
West Pharmaceutical Services, Inc.	331	33,166

		36,480

Medical-Biomedical/Gene — 1.4%
Alexion Pharmaceuticals, Inc.†	226	26,966
Amgen, Inc.	76	14,140
Biogen, Inc.†	147	51,128
Celgene Corp.†	327	33,079
Exelixis, Inc.†	229	6,941
Vertex Pharmaceuticals, Inc.†	178	29,703

		161,957

Medical-Drugs — 0.6%
AbbVie, Inc.	445	49,938
Johnson & Johnson	101	13,957
Pfizer, Inc.	19	704

		64,599

Medical-HMO — 1.8%
Anthem, Inc.	202	50,066
Centene Corp.†	217	23,271
Humana, Inc.	163	45,938
UnitedHealth Group, Inc.	308	72,928

112

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PORTFOLIO OF INVESTMENTS — January 31, 2018 —(continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO (continued)
WellCare Health Plans, Inc.†	108	$22,721

		214,924

Metal-Copper — 0.3%
Freeport-McMoRan, Inc.†	1,805	35,198

Non-Ferrous Metals — 0.1%
Materion Corp.	186	9,244

Oil Companies-Exploration & Production — 0.3%
Cabot Oil & Gas Corp.	264	6,956
CNX Resources Corp.†	799	11,194
Marathon Oil Corp.	307	5,584
Range Resources Corp.	815	11,614

		35,348

Oil Companies-Integrated — 0.7%
Chevron Corp.	577	72,327
Exxon Mobil Corp.	143	12,484

		84,811

Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	209	6,036

Oil Refining & Marketing — 1.5%
Andeavor	110	11,898
HollyFrontier Corp.	371	17,793
Marathon Petroleum Corp.	654	45,303
Par Pacific Holdings, Inc.†	468	8,532
Phillips 66	451	46,182
Valero Energy Corp.	486	46,641

		176,349

Oil-Field Services — 0.1%
Halliburton Co.	161	8,646
McDermott International, Inc.†	368	3,231

		11,877

Pastoral & Agricultural — 0.0%
Phibro Animal Health Corp., Class A	56	1,907

Publishing-Newspapers — 0.1%
News Corp., Class A	609	10,420

Real Estate Investment Trusts — 1.5%
American Tower Corp.	253	37,368
DiamondRock Hospitality Co.	322	3,787
Equinix, Inc.	35	15,932
Gaming and Leisure Properties, Inc.	781	28,460
Host Hotels & Resorts, Inc.	1,954	40,565
Kimco Realty Corp.	473	7,525
SBA Communications Corp.†	263	45,893

		179,530

Real Estate Management/Services — 0.8%
CBRE Group, Inc., Class A†	661	30,201
Jones Lang LaSalle, Inc.	138	21,577
Realogy Holdings Corp.	1,522	41,870

		93,648

Resort/Theme Parks — 0.3%
Vail Resorts, Inc.	165	36,062

Retail-Apparel/Shoe — 0.4%
Express, Inc.†	300	2,094
Ross Stores, Inc.	543	44,738

		46,832

Security Description	Shares	Value (Note 2)
Retail-Building Products — 0.2%
Lowe’s Cos., Inc.	202	$21,155

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	574	41,936

Retail-Discount — 0.5%
Walmart, Inc.	585	62,361

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	436	32,813

Retail-Restaurants — 0.3%
Yum! Brands, Inc.	442	37,389

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	664	35,610
FormFactor, Inc.†	144	2,067
Lam Research Corp.	4	766

		38,443

Steel-Producers — 0.2%
Carpenter Technology Corp.	86	4,420
Steel Dynamics, Inc.	434	19,704

		24,124

Telecom Services — 0.0%
Vonage Holdings Corp.†	371	4,152

Television — 0.3%
CBS Corp., Class B	590	33,990

Transport-Rail — 0.4%
CSX Corp.	780	44,281

Transport-Services — 0.3%
Ryder System, Inc.	359	31,244

Transport-Truck — 0.4%
Werner Enterprises, Inc.	1,004	40,863

Web Portals/ISP — 0.8%
Alphabet, Inc., Class A†	42	49,653
Alphabet, Inc., Class C†	42	49,138

		98,791

Total Common Stocks (cost $3,760,033)		4,079,246

EXCHANGE-TRADED FUNDS — 6.0%
iShares MSCI EAFE Small-Cap ETF	4,530	307,360
SPDR S&P International Small-Cap ETF	7,995	297,734
Vanguard REIT ETF	1,208	95,976

Total Exchange-Traded Funds (cost $658,928)		701,070

Total Long-Term Investment Securities (cost $4,418,961)		4,780,316

SHORT-TERM INVESTMENT SECURITIES — 56.7%
Registered Investment Companies — 56.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25%(1) (cost $6,636,278)	6,636,278	6,636,278

113

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 —(continued)

Security Description	Principal Amount	Value (Note 2)
TOTAL INVESTMENTS (cost $11,055,239)(2)	97.5%	$11,416,594
Other assets less liabilities	2.5	292,882

NET ASSETS	100.0%	$11,709,476

#	See Note 1
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2018
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)
3	Long	S&P 500 E-Mini Index	March 2018	$403,007	$423,870	$20,863
9	Long	U.S. Treasury Long Bonds	March 2018	1,373,158	1,330,313	(42,845)
9	Long	MSCI Emerging Markets	March 2018	505,481	566,010	60,529
17	Long	MSCI EAFE Index	March 2018	1,714,180	1,823,675	109,495
4	Long	E-Mini Russell 2000 Index	March 2018	304,764	315,200	10,436
24	Long	U.S. Treasury 10 Year Notes	March 2018	2,991,072	2,917,875	(73,197)

						$85,281

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@ (1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at January 31, 2018(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	12/20/2027	0.8673%	3,530	$3,662	$34,887

@	Illiquid security. At January 31, 2018, the aggregate value of these securities was $38,549 representing 0.3% of net assets
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

114

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 —(continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,079,246	$—	$—	$4,079,246
Exchanged-Traded Funds	701,070	—	—	701,070
Short-Term Investment Securities	6,636,278	—	—	6,636,278

Total Investments at Value	$11,416,594	$—	$—	$11,416,594

Other Financial Instruments:†
Future Contracts	$201,323	$—	$—	$201,323
Centrally Cleared Credit Default Swaps on Credit Indicies-Sell Protection	—	34,887	—	34,887

Total Other Financial Instruments	$201,323	$34,887	$—	$236,210

LIABILITIES:
Other Financial Instruments:†
Future Contracts	$116,042	$—	$—	$116,042

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

115

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio**

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	53.7%
Domestic Fixed Income Investment Companies	34.1
International Equity Investment Companies	12.3

100.1%

*	Calculated as a percentage of net assets
**	See Note 1

116

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio*

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 53.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	665,430	$15,710,804
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	120,832	1,391,984
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	149,511	1,741,804

Total Domestic Equity Investment Companies (cost $17,138,712)		18,844,592

Domestic Fixed Income Investment Companies — 34.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	619,176	6,284,635
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	577,784	5,696,949

Total Domestic Fixed Income Investment Companies (cost $12,096,871)		11,981,584

International Equity Investment Companies — 12.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1† (cost $3,985,237)	356,188	$4,320,560

TOTAL INVESTMENTS (cost $33,220,820)(1)	100.1%	35,146,736
Liabilities in excess of other assets	(0.1)	(44,379)

NET ASSETS	100.0%	$35,102,357

@	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
*	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$35,146,736	$—	$—	$35,146,736

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

117

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio*

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation**

Domestic Equity Investment Companies	68.1%
International Equity Investment Companies	17.1
Domestic Fixed Income Investment Companies	14.9

100.1%

*	See Note 1
**	Calculated as a percentage of net assets

118

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio*

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 68.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,879,431	$44,373,375
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	530,686	6,113,508
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	329,740	3,841,476

Total Domestic Equity Investment Companies (cost $49,105,145)		54,328,359

Domestic Fixed Income Investment Companies — 14.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	660,355	6,702,607
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	529,418	5,220,065

Total Domestic Fixed Income Investment Companies (cost $12,055,755)		11,922,672

Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 17.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $12,582,246)	1,122,761	$13,619,092

TOTAL INVESTMENTS (cost $73,743,146)(1)	100.1%	79,870,123
Liabilities in excess of other assets	(0.1)	(61,023)

NET ASSETS	100.0%	$79,809,100

†	Non-income producing security
@	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
*	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$79,870,123	$—	$—	$79,870,123

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

119

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio**

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	72.8%
International Equity Investment Companies	21.9
Domestic Fixed Income Investment Companies	5.3

100.0%

*	Calculated as a percentage of net assets
**	See Note 1

120

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio*

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 72.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,666,344	$133,782,393
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,517,450	17,481,028
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	915,873	10,669,922

Total Domestic Equity Investment Companies (cost $147,150,352)		161,933,343

Domestic Fixed Income Investment Companies — 5.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	658,862	6,687,453
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	525,359	5,180,037

Total Domestic Fixed Income Investment Companies (cost $11,995,697)		11,867,490

International Equity Investment Companies — 21.9%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $45,235,675)	4,023,856	48,809,379

TOTAL INVESTMENTS (cost $204,381,724)(1)	100.0%	222,610,212
Liabilities in excess of other assets	0.0	(109,420)

NET ASSETS	100.0%	$222,500,792

@	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
*	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$222,610,212	$—	$—	$222,610,212

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

121

SunAmerica Series Trust SA International Index Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Medical-Drugs	6.7%
Diversified Banking Institutions	6.5
Banks-Commercial	5.8
Exchange-Traded Funds	4.6
Oil Companies-Integrated	4.0
Auto-Cars/Light Trucks	3.5
Repurchase Agreements	2.5
Food-Misc./Diversified	2.5
Telephone-Integrated	2.3
Insurance-Life/Health	2.3
Insurance-Multi-line	2.0
Chemicals-Diversified	2.0
Cosmetics & Toiletries	1.9
Electric-Integrated	1.5
Real Estate Investment Trusts	1.4
Tobacco	1.4
Metal-Diversified	1.2
Real Estate Operations & Development	1.2
Diversified Minerals	1.1
Food-Retail	1.0
Brewery	1.0
Machinery-Electrical	1.0
Transport-Rail	1.0
Diversified Manufacturing Operations	1.0
Import/Export	1.0
Cellular Telecom	0.8
Beverages-Wine/Spirits	0.8
Auto/Truck Parts & Equipment-Original	0.8
Electronic Components-Misc.	0.8
Chemicals-Specialty	0.8
Enterprise Software/Service	0.8
Semiconductor Equipment	0.7
Finance-Other Services	0.7
Insurance-Property/Casualty	0.7
Industrial Gases	0.7
Soap & Cleaning Preparation	0.7
Gas-Distribution	0.7
Rubber-Tires	0.6
Audio/Video Products	0.6
Transport-Services	0.6
Building & Construction Products-Misc.	0.6
Commercial Services	0.6
Building-Heavy Construction	0.6
Building Products-Cement	0.6
Steel-Producers	0.6
Insurance-Reinsurance	0.6
Building-Residential/Commercial	0.6
Retail-Apparel/Shoe	0.5
Diversified Operations	0.5
Machinery-Construction & Mining	0.5
Aerospace/Defense	0.5
Real Estate Management/Services	0.5
Textile-Apparel	0.5
Retail-Jewelry	0.5
Medical Products	0.5
Building & Construction-Misc.	0.5
Office Automation & Equipment	0.5
Machinery-General Industrial	0.4
Aerospace/Defense-Equipment	0.4
Electric-Generation	0.4
Industrial Automated/Robotic	0.4

Electronic Measurement Instruments	0.4%
Computer Services	0.4
Electronic Components-Semiconductors	0.4
Medical-Biomedical/Gene	0.4
Telecom Services	0.4
Human Resources	0.4
Electric Products-Misc.	0.3
Dialysis Centers	0.3
Public Thoroughfares	0.3
Oil Companies-Exploration & Production	0.3
Toys	0.3
Oil Refining & Marketing	0.3
Power Converter/Supply Equipment	0.3
Investment Companies	0.3
Athletic Footwear	0.3
Food-Catering	0.3
Auto-Heavy Duty Trucks	0.3
Paper & Related Products	0.3
Hotels/Motels	0.3
Finance-Investment Banker/Broker	0.3
Casino Hotels	0.2
Retail-Major Department Stores	0.2
Semiconductor Components-Integrated Circuits	0.2
Distribution/Wholesale	0.2
Multimedia	0.2
Machinery-Farming	0.2
Computers-Integrated Systems	0.2
Electronics-Military	0.2
Machine Tools & Related Products	0.2
Transactional Software	0.2
Building Products-Air & Heating	0.2
Medical Instruments	0.2
Commercial Services-Finance	0.2
Optical Supplies	0.2
Wireless Equipment	0.2
Finance-Leasing Companies	0.2
Apparel Manufacturers	0.2
Advertising Services	0.2
Private Equity	0.2
Gambling (Non-Hotel)	0.2
Gold Mining	0.2
Web Portals/ISP	0.2
Photo Equipment & Supplies	0.2
Television	0.2
Retail-Discount	0.2
Electric-Transmission	0.2
Airport Development/Maintenance	0.1
Investment Management/Advisor Services	0.1
Airlines	0.1
Water	0.1
Security Services	0.1
Beverages-Non-alcoholic	0.1
Transport-Marine	0.1
Electric-Distribution	0.1
Cable/Satellite TV	0.1
Resorts/Theme Parks	0.1
Advertising Agencies	0.1
Rental Auto/Equipment	0.1
Electronic Security Devices	0.1
Food-Confectionery	0.1
Diagnostic Equipment	0.1

122

SunAmerica Series Trust SA International Index Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued) Networking Products	0.1%
Diversified Financial Services	0.1
Publishing-Periodicals	0.1
Entertainment Software	0.1
Medical-Generic Drugs	0.1
Energy-Alternate Sources	0.1
Appliances	0.1
U.S. Government Treasuries	0.1
Internet Content-Information/News	0.1
Food-Meat Products	0.1
Metal Processors & Fabrication	0.1
Computer Aided Design	0.1
Metal-Aluminum	0.1
E-Commerce/Products	0.1
Casino Services	0.1
Agricultural Chemicals	0.1
Containers-Paper/Plastic	0.1
Medical-Hospitals	0.1
Cruise Lines	0.1
Computer Data Security	0.1
Machinery-Material Handling	0.1
Retail-Misc./Diversified	0.1
Diversified Operations/Commercial Services	0.1
Retail-Home Furnishings	0.1
Travel Services	0.1
Computers-Memory Devices	0.1
Applications Software	0.1
Gas-Transportation	0.1
Retail-Building Products	0.1
Retail-Vision Service Center	0.1
Tools-Hand Held	0.1
Bicycle Manufacturing	0.1
Steel Pipe & Tube	0.1
Motorcycle/Motor Scooter	0.1
Building Products-Doors & Windows	0.1
Lighting Products & Systems	0.1
Metal Products-Distribution	0.1
Filtration/Separation Products	0.1
Consulting Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Leisure Products	0.1
Internet Security	0.1
Food-Dairy Products	0.1
Respiratory Products	0.1

99.7%

Country Allocation*

Japan	22.1%
United Kingdom	14.9
France	9.4
Germany	9.2
Switzerland	7.4
United States	7.3
Australia	6.2
Netherlands	4.2
Spain	3.1
Sweden	2.5
Hong Kong	2.3
Italy	1.9
Denmark	1.7

Singapore	1.1%
Jersey	1.1
Belgium	1.0
Finland	0.9
Cayman Islands	0.7
Norway	0.6
Ireland	0.5
Israel	0.4
Bermuda	0.3
Luxembourg	0.3
Austria	0.3
New Zealand	0.2
Portugal	0.1

99.7%

*	Calculated as a percentage of net assets
#	See Note 1

123

SunAmerica Series Trust SA International Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 92.5%
Australia — 6.2%
AGL Energy, Ltd.	15,373	$290,364
Alumina, Ltd.	56,777	110,260
Amcor, Ltd.	26,716	313,444
AMP, Ltd.	68,250	288,728
APA Group	25,987	168,779
Aristocrat Leisure, Ltd.	12,476	240,270
ASX, Ltd.	4,400	194,082
Aurizon Holdings, Ltd.	47,266	178,247
AusNet Services	40,564	55,404
Australia & New Zealand Banking Group, Ltd.	67,497	1,554,440
Bank of Queensland, Ltd.	8,917	89,026
Bendigo & Adelaide Bank, Ltd.	10,828	102,172
BHP Billiton, Ltd.	73,230	1,782,063
BlueScope Steel, Ltd.	13,204	154,277
Boral, Ltd.	27,488	177,199
Brambles, Ltd.	36,597	291,950
Caltex Australia, Ltd.	6,001	168,134
Challenger, Ltd.	13,208	145,171
CIMIC Group, Ltd.	2,259	85,809
Coca-Cola Amatil, Ltd.	13,209	89,195
Cochlear, Ltd.	1,321	184,918
Commonwealth Bank of Australia	39,437	2,506,357
Computershare, Ltd.	10,611	142,791
Crown Resorts, Ltd.	8,508	90,839
CSL, Ltd.	10,369	1,223,389
Dexus	22,137	169,996
Domino’s Pizza Enterprises, Ltd.	1,431	55,337
Flight Centre Travel Group, Ltd.	1,300	53,456
Fortescue Metals Group, Ltd.	35,886	143,428
Goodman Group	40,859	266,357
GPT Group	40,571	164,441
Harvey Norman Holdings, Ltd.	13,033	47,469
Healthscope, Ltd.	39,962	62,149
Incitec Pivot, Ltd.	38,774	116,540
Insurance Australia Group, Ltd.	54,795	319,673
LendLease Group	12,881	164,411
Macquarie Group, Ltd.	7,460	619,942
Medibank Private, Ltd.	63,047	170,191
Mirvac Group	86,054	152,553
National Australia Bank, Ltd.	61,222	1,437,061
Newcrest Mining, Ltd.	17,672	322,823
Orica, Ltd.	8,679	134,276
Origin Energy, Ltd.†	40,391	303,990
QBE Insurance Group, Ltd.	31,680	275,189
Ramsay Health Care, Ltd.	3,257	179,384
REA Group, Ltd.	1,246	73,947
Rio Tinto, Ltd.	9,808	607,367
Santos, Ltd.†	42,336	173,983
Scentre Group	122,479	409,578
SEEK, Ltd.	7,755	122,167
Sonic Healthcare, Ltd.	9,008	173,119
South32, Ltd.	122,819	378,056
Stockland	54,708	186,033
Suncorp Group, Ltd.	29,625	326,089
Sydney Airport	25,619	140,584
Tabcorp Holdings, Ltd.	46,730	194,676
Telstra Corp., Ltd.	95,411	282,158
TPG Telecom, Ltd.	7,723	39,642
Transurban Group	47,514	460,207
Treasury Wine Estates, Ltd.	16,933	233,596
Vicinity Centres	77,755	168,542

Security Description	Shares	Value (Note 2)

Australia (continued)
Wesfarmers, Ltd.	26,017	$918,454
Westfield Corp.	45,627	336,043
Westpac Banking Corp.	77,209	1,926,176
Woodside Petroleum, Ltd.	19,150	511,077
Woolworths Group, Ltd.	29,756	646,190

		24,093,658

Austria — 0.3%
ANDRITZ AG	1,706	102,346
Erste Group Bank AG	6,938	349,120
OMV AG	3,382	217,756
Raiffeisen Bank International AG†	3,431	147,515
voestalpine AG	2,643	171,553

		988,290

Belgium — 1.0%
Ageas	4,497	237,511
Anheuser-Busch InBev SA/NV	17,428	1,972,063
Colruyt SA	1,486	82,229
Groupe Bruxelles Lambert SA	1,859	218,987
KBC Group NV	5,785	555,915
Proximus SADP	3,445	116,167
Solvay SA	1,714	248,020
Telenet Group Holding NV†	1,233	94,835
UCB SA	2,917	254,236
Umicore SA	4,342	228,355

		4,008,318

Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	14,000	124,651
First Pacific Co., Ltd.	48,000	34,239
Hongkong Land Holdings, Ltd.	27,100	195,120
Jardine Matheson Holdings, Ltd.	4,900	311,052
Jardine Strategic Holdings, Ltd.	5,112	203,458
Kerry Properties, Ltd.	16,500	78,886
Li & Fung, Ltd.	132,000	67,327
NWS Holdings, Ltd.	35,000	68,187
Shangri-La Asia, Ltd.	30,000	76,317
Yue Yuen Industrial Holdings, Ltd.	15,500	69,944

		1,229,181

Cayman Islands — 0.7%
ASM Pacific Technology, Ltd.	6,400	87,377
CK Asset Holdings, Ltd.	59,500	567,797
CK Hutchison Holdings, Ltd.	62,000	836,954
Melco Resorts & Entertainment, Ltd. ADR	5,790	172,426
MGM China Holdings, Ltd.	22,000	67,778
Minth Group, Ltd.	16,846	95,184
Sands China, Ltd.	56,000	333,595
WH Group, Ltd.*	201,000	248,981
Wharf Real Estate Investment Co., Ltd.†	27,000	186,555
Wynn Macau, Ltd.	36,400	128,427

		2,725,074

Denmark — 1.7%
AP Moller - Maersk A/S, Series A	90	153,891
AP Moller - Maersk A/S, Series B	153	273,100
Carlsberg A/S, Class B	2,485	319,118
Chr. Hansen Holding A/S	2,270	198,429
Coloplast A/S, Class B	2,716	241,311
Danske Bank A/S	16,961	688,966
DSV A/S	4,338	356,766
Genmab A/S†	1,321	241,965
H. Lundbeck A/S	1,589	81,007

124

SunAmerica Series Trust SA International Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
ISS A/S	3,853	$150,341
Novo Nordisk A/S, Class B	42,665	2,372,927
Novozymes A/S, Class B	5,349	296,696
Orsted A/S*	4,317	262,138
Pandora A/S	2,561	242,835
TDC A/S	18,806	125,520
Tryg A/S	2,547	61,991
Vestas Wind Systems A/S	4,929	336,302
William Demant Holding A/S†	2,759	87,172

		6,490,475

Finland — 0.9%
Elisa Oyj	3,244	137,985
Fortum Oyj	10,333	224,057
Kone Oyj, Class B	7,751	443,632
Metso Oyj	2,592	90,589
Neste Oyj	2,942	203,379
Nokia OYJ	134,517	647,496
Nokian Renkaat Oyj	2,653	133,993
Orion Oyj, Class B	2,371	95,082
Sampo Oyj, Class A	10,257	595,596
Stora Enso Oyj, Class R	12,735	218,510
UPM-Kymmene Oyj	12,308	414,726
Wartsila Oyj Abp	3,440	235,158

		3,440,203

France — 9.4%
Accor SA	4,273	243,241
Aeroports de Paris	682	141,659
Air Liquide SA	9,862	1,329,104
Alstom SA	3,512	154,137
Amundi SA*	1,361	128,421
Arkema SA	1,576	201,343
Atos SE	2,180	343,735
AXA SA	44,668	1,469,348
BioMerieux	925	87,625
BNP Paribas SA	25,764	2,130,353
Bollore SA	20,165	117,168
Bouygues SA	4,770	265,136
Bureau Veritas SA	5,996	175,761
Capgemini SE	3,744	497,142
Carrefour SA	13,040	312,059
Casino Guichard Perrachon SA	1,280	74,835
Cie de Saint-Gobain	11,528	670,044
Cie Generale des Etablissements Michelin	3,938	629,732
CNP Assurances	3,961	101,503
Credit Agricole SA	25,876	487,517
Danone SA	13,743	1,185,169
Dassault Aviation SA	54	90,308
Dassault Systemes SE	2,935	338,450
Edenred	4,891	157,944
Eiffage SA	1,678	203,457
Electricite de France SA	12,633	173,706
Engie SA	42,130	731,245
Essilor International Cie Generale d’Optique SA	4,767	677,073
Eurazeo SA	979	103,012
Eutelsat Communications SA	4,036	88,793
Faurecia	1,740	156,362
Fonciere Des Regions	748	82,142
Gecina SA	1,057	206,296
Groupe Eurotunnel SE	10,855	152,290
Hermes International	722	399,077

Security Description	Shares	Value (Note 2)

France (continued)
ICADE	872	$94,514
Iliad SA	605	156,537
Imerys SA	836	89,574
Ingenico Group SA	1,276	145,273
Ipsen SA	869	121,862
JCDecaux SA	1,734	75,048
Kering	1,751	886,538
Klepierre SA	5,088	232,403
L’Oreal SA	5,814	1,321,683
Lagardere SCA	2,696	84,082
Legrand SA	6,170	513,397
LVMH Moet Hennessy Louis Vuitton SE	6,352	1,992,085
Natixis SA	21,608	196,752
Orange SA	45,938	829,564
Pernod Ricard SA	4,871	775,906
Peugeot SA	13,425	301,521
Publicis Groupe SA	4,646	321,176
Remy Cointreau SA	511	67,250
Renault SA	4,371	480,653
Rexel SA	6,935	125,019
Safran SA	7,599	857,977
Sanofi	25,947	2,291,094
Schneider Electric SE	12,982	1,216,571
SCOR SE	3,983	178,271
SEB SA	526	108,668
Societe BIC SA	657	75,289
Societe Generale SA	17,682	1,028,612
Sodexo SA	2,102	269,716
Suez	8,433	125,745
Teleperformance	1,313	199,042
Thales SA	2,425	272,052
TOTAL SA	54,128	3,133,993
UBISOFT Entertainment SA†	1,433	122,654
Unibail-Rodamco SE	2,297	589,190
Valeo SA	5,513	434,636
Veolia Environnement SA	11,064	278,714
Vinci SA	11,541	1,246,599
Vivendi SA	23,645	693,693
Wendel SA	634	118,150
Zodiac Aerospace	4,657	144,721

		36,501,411

Germany — 9.2%
adidas AG	4,346	1,010,629
Allianz SE	10,240	2,587,191
Axel Springer SE	957	84,063
BASF SE	21,017	2,461,153
Bayer AG	18,925	2,476,983
Bayerische Motoren Werke AG	7,640	872,376
Bayerische Motoren Werke AG (Preference Shares)	1,293	126,339
Beiersdorf AG	2,289	271,402
Brenntag AG	3,591	232,818
Commerzbank AG†	24,494	403,183
Continental AG	2,543	763,110
Covestro AG*	2,761	317,357
Daimler AG	22,004	2,014,234
Deutsche Bank AG	47,542	873,227
Deutsche Boerse AG	4,437	569,330
Deutsche Lufthansa AG	5,369	191,577
Deutsche Post AG	22,184	1,048,544
Deutsche Telekom AG	75,541	1,324,754
Deutsche Wohnen SE	8,224	371,662

125

SunAmerica Series Trust SA International Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
Drillisch AG†	1,207	$100,403
E.ON SE	50,557	530,963
Evonik Industries AG	3,773	148,963
Fraport AG Frankfurt Airport Services Worldwide	936	110,678
Fresenius Medical Care AG & Co. KGaA	4,938	570,162
Fresenius SE & Co. KGaA	9,568	837,242
FUCHS PETROLUB SE (Preference Shares)	1,586	86,640
GEA Group AG	4,237	210,576
Hannover Rueck SE	1,396	190,826
HeidelbergCement AG	3,452	374,067
Henkel AG & Co. KGaA	2,381	297,978
Henkel AG & Co. KGaA (Preference Shares)	4,119	575,830
HOCHTIEF AG	443	80,026
HUGO BOSS AG	1,528	140,347
Infineon Technologies AG	26,121	759,198
Innogy SE*	3,203	122,084
K+S AG	4,417	124,046
KION Group AG	1,619	148,584
LANXESS AG	2,107	183,692
Linde AG†	4,235	1,033,716
MAN SE	730	86,827
Merck KGaA	2,972	324,784
METRO AG†	4,129	89,711
MTU Aero Engines AG	1,176	210,687
Muenchener Rueckversicherungs-Gesellschaft AG	3,544	834,030
OSRAM Licht AG	2,268	198,122
Porsche Automobil Holding SE (Preference Shares)	3,529	325,978
ProSiebenSat.1 Media SE	5,376	205,510
RWE AG†	11,934	238,844
SAP SE	22,468	2,533,715
Schaeffler AG (Preference Shares)	3,826	76,074
Siemens AG	17,549	2,661,617
Symrise AG	2,829	236,591
Telefonica Deutschland Holding AG	16,928	85,539
thyssenkrupp AG	10,038	315,804
TUI AG	10,170	230,027
Uniper SE	4,593	137,030
United Internet AG	2,835	206,612
Volkswagen AG	754	167,099
Volkswagen AG (Preference Shares)	4,283	941,314
Vonovia SE	11,045	544,540
Wirecard AG	2,675	333,111
Zalando SE†*	2,570	150,541

		35,760,060

Hong Kong — 2.3%
AIA Group, Ltd.	276,600	2,369,044
Bank of East Asia, Ltd.	28,000	121,161
BOC Hong Kong Holdings, Ltd.	86,000	439,199
CLP Holdings, Ltd.	38,000	387,887
Galaxy Entertainment Group, Ltd.	53,000	469,521
Hang Lung Group, Ltd.	21,000	79,864
Hang Lung Properties, Ltd.	46,000	121,723
Hang Seng Bank, Ltd.	17,300	411,786
Henderson Land Development Co., Ltd.	26,900	188,099
HKT Trust & HKT, Ltd.	84,000	105,126
Hong Kong & China Gas Co., Ltd.	189,300	374,116
Hong Kong Exchanges & Clearing, Ltd.	27,100	1,026,818

Security Description	Shares	Value (Note 2)

Hong Kong (continued)
Hysan Development Co., Ltd.	12,000	$67,036
I-CABLE Communications, Ltd.†	30,269	844
Kingston Financial Group, Ltd.	92,973	72,261
Link REIT	50,500	446,728
MTR Corp., Ltd.	33,000	188,990
New World Development Co., Ltd.	134,000	216,863
PCCW, Ltd.	93,000	53,617
Power Assets Holdings, Ltd.	32,000	284,507
Sino Land Co., Ltd.	78,000	143,783
SJM Holdings, Ltd.	46,000	45,984
Sun Hung Kai Properties, Ltd.	33,000	573,297
Swire Pacific, Ltd., Class A	12,000	120,036
Swire Properties, Ltd.	26,600	93,000
Techtronic Industries Co., Ltd.	30,500	203,135
Wharf Holdings, Ltd.	27,000	110,621
Wheelock & Co., Ltd.	17,000	133,107

		8,848,153

Ireland — 0.5%
AIB Group PLC†	18,589	129,590
Bank of Ireland Group PLC† London Exchange	17,262	168,881
Bank of Ireland Group PLC†	3,863	37,697
CRH PLC	2,105	78,195
CRH PLC (ISE)	17,083	633,548
DCC PLC	2,064	217,009
James Hardie Industries PLC CDI	10,127	177,977
Kerry Group PLC, Class A (ISE)	398	42,372
Kerry Group PLC, Class A (LSE)	3,227	343,956
Paddy Power Betfair PLC	1,835	212,788

		2,042,013

Isle of Man — 0.0%
Genting Singapore PLC	139,700	143,768

Israel — 0.4%
Azrieli Group, Ltd.	978	53,282
Bank Hapoalim B.M.	23,990	179,598
Bank Leumi Le-Israel B.M.	33,307	204,836
Bezeq The Israeli Telecommunication Corp., Ltd.	47,111	77,771
Check Point Software Technologies, Ltd.†	2,959	305,990
Elbit Systems, Ltd.	547	82,605
Frutarom Industries, Ltd.	879	91,690
Israel Chemicals, Ltd.	11,934	50,290
Mizrahi Tefahot Bank, Ltd.	3,013	58,708
NICE, Ltd.	1,379	125,901
Teva Pharmaceutical Industries, Ltd. ADR	20,974	428,079

		1,658,750

Italy — 1.9%
Assicurazioni Generali SpA	28,709	569,229
Atlantia SpA	10,507	348,040
Davide Campari-Milano SpA	12,803	101,890
Enel SpA	185,331	1,175,799
Eni SpA	58,637	1,054,592
Intesa Sanpaolo SpA	307,351	1,206,020
Intesa Sanpaolo SpA RSP	21,403	81,632
Leonardo SpA	9,345	112,774
Luxottica Group SpA	3,883	249,725
Mediobanca SpA	13,156	159,941
Poste Italiane SpA*	11,885	98,333
Prysmian SpA	4,455	156,751
Recordati SpA	2,446	111,361

126

SunAmerica Series Trust SA International Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Italy (continued)
Snam SpA	52,829	$257,046
Telecom Italia SpA†	263,741	237,465
Telecom Italia SpA RSP	138,908	106,167
Terna Rete Elettrica Nazionale SpA	32,624	196,365
UniCredit SpA†	46,094	1,015,568
UnipolSai Assicurazioni SpA	26,021	67,229

		7,305,927

Japan — 22.1%
ABC-Mart, Inc.	800	52,029
Acom Co., Ltd.†	9,400	40,986
Aeon Co., Ltd.	14,000	238,206
AEON Financial Service Co., Ltd.	2,800	69,788
Aeon Mall Co., Ltd.	2,800	61,581
Air Water, Inc.	3,600	76,867
Aisin Seiki Co., Ltd.	4,000	233,397
Ajinomoto Co., Inc.	12,500	237,016
Alfresa Holdings Corp.	4,300	104,733
Alps Electric Co., Ltd.	4,500	129,431
Amada Holdings Co., Ltd.	8,100	119,901
ANA Holdings, Inc.	2,600	105,743
Aozora Bank, Ltd.	2,700	109,316
Asahi Glass Co., Ltd.	4,600	201,832
Asahi Group Holdings, Ltd.	9,000	452,679
Asahi Kasei Corp.	28,800	375,796
Asics Corp.	3,600	59,225
Astellas Pharma, Inc.	47,400	625,227
Bandai Namco Holdings, Inc.	4,500	146,744
Bank of Kyoto, Ltd.	1,200	67,161
Benesse Holdings, Inc.	1,600	60,090
Bridgestone Corp.	14,900	724,186
Brother Industries, Ltd.	5,500	140,611
Calbee, Inc.	1,700	59,797
Canon, Inc.	24,500	976,005
Casio Computer Co., Ltd.	5,100	77,315
Central Japan Railway Co.	3,200	605,294
Chiba Bank, Ltd.	16,000	138,353
Chubu Electric Power Co., Inc.	14,800	185,661
Chugai Pharmaceutical Co., Ltd.	5,200	274,837
Chugoku Electric Power Co., Inc.	6,400	70,759
Coca-Cola Bottlers Japan, Inc.	2,815	99,403
Concordia Financial Group, Ltd.	27,100	164,084
Credit Saison Co., Ltd.	3,300	59,942
CYBERDYNE, Inc.†	2,400	41,506
Dai Nippon Printing Co., Ltd.	6,000	133,553
Dai-ichi Life Holdings, Inc.	24,900	521,287
Daicel Corp.	6,500	78,712
Daifuku Co., Ltd.	2,250	150,453
Daiichi Sankyo Co., Ltd.	12,900	433,663
Daikin Industries, Ltd.	5,700	683,718
Daito Trust Construction Co., Ltd.	1,600	279,417
Daiwa House Industry Co., Ltd.	12,900	508,697
Daiwa House REIT Investment Corp.	30	73,702
Daiwa Securities Group, Inc.	37,000	265,104
DeNA Co., Ltd.	2,200	47,619
Denso Corp.	10,900	681,238
Dentsu, Inc.	4,900	219,259
Disco Corp.	600	140,368
Don Quijote Holdings Co., Ltd.	2,700	149,629
East Japan Railway Co.	7,400	735,120
Eisai Co., Ltd.	6,000	342,457
Electric Power Development Co., Ltd.	3,300	93,556
FamilyMart UNY Holdings Co., Ltd.	1,900	127,050

Security Description	Shares	Value (Note 2)

Japan (continued)
FANUC Corp.	4,500	$1,214,963
Fast Retailing Co., Ltd.	1,200	535,202
Fuji Electric Co., Ltd.	12,000	98,708
FUJIFILM Holdings Corp.	9,400	360,777
Fujitsu, Ltd.	44,000	324,005
Fukuoka Financial Group, Inc.	17,000	98,415
Hachijuni Bank, Ltd.	9,200	54,440
Hakuhodo DY Holdings, Inc.	4,900	73,520
Hamamatsu Photonics KK	3,500	129,202
Hankyu Hanshin Holdings, Inc.	5,400	217,395
Hikari Tsushin, Inc.	600	87,112
Hino Motors, Ltd.	6,100	80,629
Hirose Electric Co., Ltd.	700	104,836
Hisamitsu Pharmaceutical Co., Inc.	1,200	82,440
Hitachi Chemical Co., Ltd.	2,200	56,083
Hitachi Construction Machinery Co., Ltd.	2,700	120,816
Hitachi High-Technologies Corp.	1,500	70,349
Hitachi Metals, Ltd.	4,900	66,563
Hitachi, Ltd.	110,000	872,987
Honda Motor Co., Ltd.	39,200	1,373,813
Hoshizaki Corp.	1,200	113,328
Hoya Corp.	9,000	459,110
Hulic Co., Ltd.	6,900	87,348
Idemitsu Kosan Co., Ltd.	3,000	112,119
IHI Corp.	3,600	120,363
Iida Group Holdings Co., Ltd.	3,300	65,323
Inpex Corp.	22,000	285,958
Isetan Mitsukoshi Holdings, Ltd.	7,800	93,240
Isuzu Motors, Ltd.	12,600	212,251
ITOCHU Corp.	34,500	675,969
J. Front Retailing Co., Ltd.	5,500	100,559
Japan Airlines Co., Ltd.	2,700	101,723
Japan Airport Terminal Co., Ltd.	1,100	42,420
Japan Exchange Group, Inc.	12,200	219,146
Japan Post Bank Co., Ltd.	9,400	126,832
Japan Post Holdings Co., Ltd.	36,400	434,119
Japan Prime Realty Investment Corp.	17	60,108
Japan Real Estate Investment Corp.	29	149,024
Japan Retail Fund Investment Corp.	57	113,561
Japan Tobacco, Inc.	25,200	833,768
JFE Holdings, Inc.	12,200	289,271
JGC Corp.	4,700	101,431
JSR Corp.	4,400	104,146
JTEKT Corp.	5,400	96,158
JXTG Holdings, Inc.	70,550	467,748
Kajima Corp.	21,000	207,557
Kakaku.com, Inc.	3,100	54,265
Kamigumi Co., Ltd.	2,500	54,823
Kaneka Corp.	5,000	46,350
Kansai Electric Power Co., Inc.	16,200	200,849
Kansai Paint Co., Ltd.	4,600	113,557
Kao Corp.	11,300	782,833
Kawasaki Heavy Industries, Ltd.	3,500	144,270
KDDI Corp.	41,400	1,044,007
Keihan Holdings Co., Ltd.	2,000	63,204
Keikyu Corp.	5,000	98,470
Keio Corp.	2,200	104,388
Keisei Electric Railway Co., Ltd.	3,000	101,539
Keyence Corp.	2,300	1,399,551
Kikkoman Corp.	3,300	136,329
Kintetsu Group Holdings Co., Ltd.	4,200	165,815
Kirin Holdings Co., Ltd.	20,100	500,981
Kobe Steel, Ltd.†	7,300	75,695

127

SunAmerica Series Trust SA International Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Koito Manufacturing Co., Ltd.	2,600	$182,669
Komatsu, Ltd.	21,000	814,647
Konami Holdings Corp.	2,200	125,749
Konica Minolta, Inc.	10,700	106,441
Kose Corp.	700	120,546
Kubota Corp.	24,600	499,571
Kuraray Co., Ltd.	8,000	149,492
Kurita Water Industries, Ltd.	2,200	71,943
Kyocera Corp.	7,300	484,861
Kyowa Hakko Kirin Co., Ltd.	5,800	113,429
Kyushu Electric Power Co., Inc.	9,800	107,183
Kyushu Financial Group, Inc.	8,100	48,450
Kyushu Railway Co.	3,700	118,792
Lawson, Inc.	1,100	74,361
LINE Corp.†	700	33,150
Lion Corp.	5,100	95,581
LIXIL Group Corp.	6,100	171,260
M3, Inc.	4,700	171,778
Mabuchi Motor Co., Ltd.	800	47,339
Makita Corp.	5,200	244,829
Marubeni Corp.	38,000	284,800
Marui Group Co., Ltd.	4,700	85,502
Maruichi Steel Tube, Ltd.	1,100	33,049
Mazda Motor Corp.	13,400	187,737
McDonald’s Holdings Co. Japan, Ltd.	1,600	71,961
Mebuki Financial Group, Inc.	21,800	98,846
Medipal Holdings Corp.	4,000	78,263
MEIJI Holdings Co., Ltd.	2,700	225,804
MinebeaMitsumi, Inc.	9,000	203,380
MISUMI Group, Inc.	6,400	192,580
Mitsubishi Chemical Holdings Corp.	33,000	358,052
Mitsubishi Corp.	34,600	966,658
Mitsubishi Electric Corp.	44,700	815,835
Mitsubishi Estate Co., Ltd.	28,600	547,138
Mitsubishi Gas Chemical Co., Inc.	4,400	124,137
Mitsubishi Heavy Industries, Ltd.	7,300	274,293
Mitsubishi Materials Corp.	2,800	103,746
Mitsubishi Motors Corp.	15,300	113,380
Mitsubishi Tanabe Pharma Corp.	5,100	104,224
Mitsubishi UFJ Financial Group, Inc.	271,800	2,043,542
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,700	69,001
Mitsui & Co., Ltd.	39,300	689,019
Mitsui Chemicals, Inc.	4,300	134,904
Mitsui Fudosan Co., Ltd.	20,600	539,200
Mitsui OSK Lines, Ltd.	2,800	100,284
Mixi, Inc.	1,000	44,106
Mizuho Financial Group, Inc.	557,500	1,048,408
MS&AD Insurance Group Holdings, Inc.	10,800	367,123
Murata Manufacturing Co., Ltd.	4,300	634,542
Nabtesco Corp.	2,800	132,088
Nagoya Railroad Co., Ltd.	3,800	99,864
NEC Corp.	6,100	183,833
Nexon Co., Ltd.†	4,500	149,423
NGK Insulators, Ltd.	6,100	124,157
NGK Spark Plug Co., Ltd.	4,000	105,194
NH Foods, Ltd.	5,000	120,088
Nidec Corp.	5,500	879,133
Nikon Corp.	7,900	153,195
Nintendo Co., Ltd.	2,500	1,098,516
Nippon Building Fund, Inc.	31	166,117
Nippon Electric Glass Co., Ltd.	1,700	69,841
Nippon Express Co., Ltd.	1,700	122,085
Nippon Paint Holdings Co., Ltd.	3,900	139,503

Security Description	Shares	Value (Note 2)

Japan (continued)
Nippon Prologis REIT, Inc.	36	$82,605
Nippon Steel & Sumitomo Metal Corp.	17,400	442,850
Nippon Telegraph & Telephone Corp.	15,800	751,285
Nippon Yusen KK†	4,000	100,064
Nissan Chemical Industries, Ltd.	2,800	114,006
Nissan Motor Co., Ltd.	52,900	563,792
Nisshin Seifun Group, Inc.	4,500	90,148
Nissin Foods Holdings Co., Ltd.	1,400	103,618
Nitori Holdings Co., Ltd.	1,800	286,645
Nitto Denko Corp.	3,700	338,040
NOK Corp.	2,400	55,818
Nomura Holdings, Inc.	84,000	544,380
Nomura Real Estate Holdings, Inc.	2,800	66,993
Nomura Real Estate Master Fund, Inc.	91	126,701
Nomura Research Institute, Ltd.	2,900	133,352
NSK, Ltd.	8,600	141,482
NTT Data Corp.	14,200	166,883
NTT DOCOMO, Inc.	31,300	775,404
Obayashi Corp.	14,900	179,068
Obic Co., Ltd.	1,600	124,430
Odakyu Electric Railway Co., Ltd.	6,700	147,293
Oji Holdings Corp.	19,000	130,008
Olympus Corp.	6,700	257,456
Omron Corp.	4,300	268,233
Ono Pharmaceutical Co., Ltd.	9,400	232,008
Oracle Corp. Japan	800	64,340
Oriental Land Co., Ltd.	4,900	478,465
ORIX Corp.	30,600	570,404
Osaka Gas Co., Ltd.	8,600	170,393
Otsuka Corp.	1,200	100,577
Otsuka Holdings Co., Ltd.	9,100	403,944
Panasonic Corp.	51,000	756,334
Park24 Co., Ltd.	2,200	54,955
Persol Holdings Co., Ltd.	4,081	101,567
Pola Orbis Holdings, Inc.	1,900	74,315
Rakuten, Inc.†	21,700	195,950
Recruit Holdings Co., Ltd.	25,000	608,913
Renesas Electronics Corp.†	11,479	134,905
Resona Holdings, Inc.	50,700	305,259
Ricoh Co., Ltd.	15,300	150,239
Rinnai Corp.	600	56,444
Rohm Co., Ltd.	2,100	230,256
Ryohin Keikaku Co., Ltd.	500	166,941
Sankyo Co., Ltd.	700	22,699
Santen Pharmaceutical Co., Ltd.	8,500	138,669
SBI Holdings, Inc.	5,200	125,701
Secom Co., Ltd.	4,700	359,141
Sega Sammy Holdings, Inc.	4,300	59,988
Seibu Holdings, Inc.	5,000	99,844
Seiko Epson Corp.	6,700	162,452
Sekisui Chemical Co., Ltd.	9,700	184,813
Sekisui House, Ltd.	13,800	252,564
Seven & i Holdings Co., Ltd.	17,300	710,889
Seven Bank, Ltd.	13,900	51,184
Sharp Corp.†	3,300	123,179
Shimadzu Corp.	5,400	136,076
Shimamura Co., Ltd.	500	58,762
Shimano, Inc.	1,700	242,924
Shimizu Corp.	11,700	119,711
Shin-Etsu Chemical Co., Ltd.	8,800	1,000,348
Shinsei Bank, Ltd.	4,400	76,618
Shionogi & Co., Ltd.	6,900	381,564
Shiseido Co., Ltd.	8,600	441,226

128

SunAmerica Series Trust SA International Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Shizuoka Bank, Ltd.	10,000	$106,348
Showa Shell Sekiyu KK	4,400	62,350
SMC Corp.	1,200	588,293
SoftBank Group Corp.	18,800	1,546,432
Sohgo Security Services Co., Ltd.	1,500	81,204
Sompo Holdings, Inc.	8,200	327,940
Sony Corp.	29,000	1,383,723
Sony Financial Holdings, Inc.	3,900	71,234
Stanley Electric Co., Ltd.	3,500	141,866
Start Today Co., Ltd.	4,400	129,175
Subaru Corp.	14,200	470,602
Sumco Corp.	5,339	145,347
Sumitomo Chemical Co., Ltd.	36,000	263,809
Sumitomo Corp.	27,400	471,600
Sumitomo Dainippon Pharma Co., Ltd.	3,600	53,157
Sumitomo Electric Industries, Ltd.	17,300	294,831
Sumitomo Heavy Industries, Ltd.	2,400	109,371
Sumitomo Metal Mining Co., Ltd.	5,500	257,342
Sumitomo Mitsui Financial Group, Inc.	30,900	1,380,693
Sumitomo Mitsui Trust Holdings, Inc.	7,500	311,006
Sumitomo Realty & Development Co., Ltd.	8,000	306,751
Sumitomo Rubber Industries, Ltd.	3,900	75,628
Sundrug Co., Ltd.	1,500	64,509
Suntory Beverage & Food, Ltd.	3,000	143,171
Suruga Bank, Ltd.	4,000	80,682
Suzuken Co., Ltd.	1,600	68,077
Suzuki Motor Corp.	7,900	450,684
Sysmex Corp.	3,600	282,275
T&D Holdings, Inc.	12,500	222,474
Taiheiyo Cement Corp.	2,900	123,124
Taisei Corp.	4,400	223,688
Taisho Pharmaceutical Holdings Co., Ltd.	600	49,024
Taiyo Nippon Sanso Corp.	3,100	47,904
Takashimaya Co., Ltd.	5,000	51,800
Takeda Pharmaceutical Co., Ltd.	16,400	963,690
TDK Corp.	2,900	266,969
Teijin, Ltd.	4,300	94,965
Terumo Corp.	7,400	361,968
THK Co., Ltd.	2,900	120,070
Tobu Railway Co., Ltd.	4,200	141,000
Toho Co., Ltd.	2,600	87,881
Toho Gas Co., Ltd.	1,200	35,120
Tohoku Electric Power Co., Inc.	10,300	132,748
Tokio Marine Holdings, Inc.	15,600	734,488
Tokyo Electric Power Co. Holdings, Inc.†	33,400	135,228
Tokyo Electron, Ltd.	3,600	674,691
Tokyo Gas Co., Ltd.	8,800	209,017
Tokyo Tatemono Co., Ltd.	4,900	78,592
Tokyu Corp.	12,800	213,861
Tokyu Fudosan Holdings Corp.	11,800	92,956
Toppan Printing Co., Ltd.	10,000	93,890
Toray Industries, Inc.	33,400	331,950
Toshiba Corp.†	94,000	267,784
Tosoh Corp.	6,000	137,400
TOTO, Ltd.	3,100	176,908
Toyo Seikan Group Holdings, Ltd.	3,700	59,650
Toyo Suisan Kaisha, Ltd.	1,800	72,960
Toyoda Gosei Co., Ltd.	1,600	42,429
Toyota Industries Corp.	3,700	240,295
Toyota Motor Corp.	59,500	4,076,761
Toyota Tsusho Corp.	5,100	206,018
Trend Micro, Inc.†	2,800	150,811

Security Description	Shares	Value (Note 2)

Japan (continued)
Tsuruha Holdings, Inc.	800	$111,386
Unicharm Corp.	9,300	248,324
United Urban Investment Corp.	67	105,867
USS Co., Ltd.	5,100	113,520
West Japan Railway Co.	3,700	277,102
Yahoo Japan Corp.	33,200	159,659
Yakult Honsha Co., Ltd.	1,800	150,371
Yamada Denki Co., Ltd.	14,600	86,527
Yamaguchi Financial Group, Inc.	3,000	35,120
Yamaha Corp.	3,900	160,580
Yamaha Motor Co., Ltd.	6,700	222,167
Yamato Holdings Co., Ltd.	8,000	206,064
Yamazaki Baking Co., Ltd.	2,900	57,060
Yaskawa Electric Corp.	6,000	308,876
Yokogawa Electric Corp.	5,300	112,437
Yokohama Rubber Co., Ltd.	2,600	66,018

		86,098,893

Jersey — 1.1%
Experian PLC	21,164	487,707
Ferguson PLC	5,794	447,198
Glencore PLC	279,066	1,599,587
Randgold Resources, Ltd.	2,170	218,325
Shire PLC	20,830	984,124
WPP PLC	29,533	535,896

		4,272,837

Luxembourg — 0.3%
ArcelorMittal†	15,285	554,605
Eurofins Scientific SE	250	162,954
Millicom International Cellular SA SDR	1,529	113,997
RTL Group SA	912	77,336
SES SA FDR	8,330	130,000
Tenaris SA	10,883	189,503

		1,228,395

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	162,600	47,102

Netherlands — 4.2%
ABN AMRO Group NV CVA*	9,610	325,605
Aegon NV	40,636	277,887
AerCap Holdings NV†	3,176	171,822
Airbus SE	13,236	1,520,067
Akzo Nobel NV	5,807	543,754
Altice NV, Class A†	10,923	117,388
ASML Holding NV	8,845	1,792,182
Boskalis Westminster NV	2,090	83,398
CNH Industrial NV	23,535	348,155
EXOR NV	2,487	192,119
Ferrari NV	2,829	337,325
Fiat Chrysler Automobiles NV†	24,666	596,006
Heineken Holding NV	2,683	284,807
Heineken NV	6,000	674,608
ING Groep NV	88,558	1,740,495
Koninklijke Ahold Delhaize NV	29,606	660,529
Koninklijke DSM NV	4,194	433,331
Koninklijke KPN NV	78,782	275,829
Koninklijke Philips NV	21,460	875,511
Koninklijke Vopak NV	1,614	72,920
NN Group NV	6,908	325,912
NXP Semiconductors NV†	7,849	944,392
QIAGEN NV†	5,043	168,675
Randstad Holding NV	2,751	194,274

129

SunAmerica Series Trust SA International Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Netherlands (continued)
RELX NV	22,218	$494,181
STMicroelectronics NV	14,615	348,933
Unilever NV CVA	37,191	2,154,039
Wolters Kluwer NV	6,946	367,633

		16,321,777

New Zealand — 0.2%
Auckland International Airport, Ltd.	22,533	111,175
Fisher & Paykel Healthcare Corp., Ltd.	12,709	125,035
Fletcher Building, Ltd.	16,100	92,665
Mercury NZ, Ltd.	16,973	43,153
Meridian Energy, Ltd.	30,188	64,516
Ryman Healthcare, Ltd.	8,860	71,497
Spark New Zealand, Ltd.	42,041	111,226

		619,267

Norway — 0.6%
DNB ASA	22,501	456,506
Gjensidige Forsikring ASA	4,693	88,516
Marine Harvest ASA	9,476	164,040
Norsk Hydro ASA	30,987	225,904
Orkla ASA	18,897	196,645
Schibsted ASA, Class B	2,036	61,406
Statoil ASA	25,968	606,343
Telenor ASA	17,221	403,221
Yara International ASA	4,125	198,253

		2,400,834

Papua New Guinea — 0.0%
Oil Search, Ltd.	31,488	192,074

Portugal — 0.1%
EDP - Energias de Portugal SA	54,875	192,740
Galp Energia SGPS SA	11,568	220,748
Jeronimo Martins SGPS SA	5,788	123,277

		536,765

Singapore — 1.1%
Ascendas Real Estate Investment Trust	54,800	115,298
CapitaLand Commercial Trust	51,700	73,700
CapitaLand Mall Trust	55,600	89,007
CapitaLand, Ltd.	60,200	176,222
City Developments, Ltd.	9,500	96,028
ComfortDelGro Corp., Ltd.	49,400	79,082
DBS Group Holdings, Ltd.	41,000	825,126
Hutchison Port Holdings Trust	113,200	46,978
Jardine Cycle & Carriage, Ltd.	2,100	63,922
Keppel Corp., Ltd.	33,400	220,749
Oversea-Chinese Banking Corp., Ltd.	72,300	712,638
SATS, Ltd.	15,200	64,077
Sembcorp Industries, Ltd.	22,400	58,058
Singapore Airlines, Ltd.	11,800	101,737
Singapore Exchange, Ltd.	18,300	114,392
Singapore Press Holdings, Ltd.	33,400	67,218
Singapore Technologies Engineering, Ltd.	36,800	94,539
Singapore Telecommunications, Ltd.	189,000	510,032
StarHub, Ltd.	12,700	27,979
Suntec Real Estate Investment Trust	57,800	91,208
United Overseas Bank, Ltd.	30,200	631,488
UOL Group, Ltd.	11,500	80,214
Wilmar International, Ltd.	37,700	91,965
Yangzijiang Shipbuilding Holdings, Ltd.	45,500	55,496

		4,487,153

Security Description	Shares	Value (Note 2)

Spain — 3.1%
Abertis Infraestructuras SA	15,847	$384,053
ACS Actividades de Construccion y Servicios SA	5,398	216,203
Aena SME SA*	1,556	338,943
Amadeus IT Group SA	10,075	781,538
Banco Bilbao Vizcaya Argentaria SA	153,427	1,441,607
Banco de Sabadell SA	123,190	292,740
Banco Santander SA	367,045	2,726,481
Bankia SA	23,187	117,454
Bankinter SA	15,647	179,928
CaixaBank SA	82,750	446,603
Enagas SA	5,330	145,253
Endesa SA	7,348	165,125
Ferrovial SA	11,194	256,764
Gas Natural SDG SA	8,173	188,788
Grifols SA	6,903	222,060
Iberdrola SA	129,794	1,056,794
Iberdrola SA†	2,822	22,974
Industria de Diseno Textil SA	25,191	902,935
International Consolidated Airlines Group SA	14,627	132,932
Mapfre SA	24,935	88,571
Red Electrica Corp. SA	9,861	208,987
Repsol SA	28,429	534,911
Siemens Gamesa Renewable Energy SA	5,481	85,538
Telefonica SA	103,227	1,057,716

		11,994,898

SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.*	60,500	55,916

Sweden — 2.5%
Alfa Laval AB	6,789	178,084
Arjo AB, Class B†	4,609	15,091
Assa Abloy AB, Class B	23,177	513,254
Atlas Copco AB, Class A	15,450	724,473
Atlas Copco AB, Class B	9,004	375,705
Boliden AB	6,320	229,223
Electrolux AB, Series B	5,577	196,896
Essity AB, Class B†	14,055	420,942
Getinge AB, Class B	4,609	63,111
Hennes & Mauritz AB, Class B	21,964	388,389
Hexagon AB, Class B	5,958	354,838
Husqvarna AB, Class B	9,628	100,460
ICA Gruppen AB	1,823	71,209
Industrivarden AB, Class C	3,753	99,970
Investor AB, Class B	10,563	516,226
Kinnevik AB, Class B	5,431	198,082
L E Lundbergforetagen AB	899	72,560
Lundin Petroleum AB†	4,284	106,694
Nordea Bank AB	69,956	863,275
Sandvik AB	25,894	509,836
Securitas AB, Class B	7,176	132,821
Skandinaviska Enskilda Banken AB, Class A	35,004	442,175
Skanska AB, Class B	7,783	158,181
SKF AB, Class B	8,533	210,891
Svenska Handelsbanken AB, Class A	35,108	510,810
Swedbank AB, Class A	20,824	532,234
Swedish Match AB	4,282	173,456
Tele2 AB, Class B	8,377	104,778
Telefonaktiebolaget LM Ericsson, Class B	70,859	455,014
Telia Co AB	60,475	303,530
Volvo AB, Class B	35,825	731,285

		9,753,493

130

SunAmerica Series Trust SA International Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Switzerland — 7.4%
ABB, Ltd.	41,906	$1,168,370
Adecco Group AG	3,749	308,540
Baloise Holding AG	1,136	185,885
Barry Callebaut AG	52	106,486
Chocoladefabriken Lindt & Spruengli AG	3	224,335
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	24	150,330
Cie Financiere Richemont SA	12,030	1,154,466
Clariant AG	5,272	150,896
Coca-Cola HBC AG	4,209	141,396
Credit Suisse Group AG	55,611	1,073,085
Dufry AG†	808	125,617
EMS-Chemie Holding AG	191	140,364
Geberit AG	857	406,056
Givaudan SA	215	517,432
Julius Baer Group, Ltd.	5,169	354,874
Kuehne & Nagel International AG	1,225	224,929
LafargeHolcim, Ltd.	10,516	644,010
Lonza Group AG	1,706	474,546
Nestle SA	71,016	6,136,027
Novartis AG	50,748	4,590,902
Pargesa Holding SA	857	78,173
Partners Group Holding AG	397	308,600
Roche Holding AG	16,022	3,949,769
Schindler Holding AG (Participation Certificate) (SIX)	948	237,726
Schindler Holding AG (AQXE)	450	109,557
SGS SA	126	338,843
Sika AG	49	424,588
Sonova Holding AG	1,207	194,650
Straumann Holding AG	220	168,058
Swatch Group AG BR†	1,294	111,848
Swatch Group AG†	715	327,636
Swiss Life Holding AG	733	275,244
Swiss Prime Site AG	1,597	154,424
Swiss Re AG	7,167	706,882
Swisscom AG	593	323,912
UBS Group AG	83,479	1,695,142
Vifor Pharma AG	1,130	166,328
Zurich Insurance Group AG	3,472	1,141,106

		28,991,032

United Kingdom — 14.9%
3i Group PLC	22,368	295,805
Admiral Group PLC	4,900	128,570
Anglo American PLC	30,698	744,720
Antofagasta PLC	9,015	119,167
Ashtead Group PLC	11,532	344,667
Associated British Foods PLC	8,203	318,313
AstraZeneca PLC	28,861	2,002,404
Auto Trader Group PLC*	22,754	116,338
Aviva PLC	93,463	681,034
Babcock International Group PLC	5,651	55,042
BAE Systems PLC	72,976	615,473
Barclays PLC	390,653	1,109,004
Barratt Developments PLC	23,256	193,233
Berkeley Group Holdings PLC	3,047	171,580
BHP Billiton PLC	48,715	1,081,787
BP PLC	450,337	3,204,087
British American Tobacco PLC	52,336	3,580,962
British Land Co. PLC	22,703	215,522
BT Group PLC	195,144	707,788
Bunzl PLC	7,832	229,077

Security Description	Shares	Value (Note 2)

United Kingdom(continued)
Burberry Group PLC	10,129	$227,086
Capita PLC	15,460	40,060
Carnival PLC	4,378	308,940
Centrica PLC	126,587	239,856
Cobham PLC†	55,375	102,801
Coca-Cola European Partners PLC	4,945	198,591
Compass Group PLC	36,285	763,773
ConvaTec Group PLC*	31,129	89,369
Croda International PLC	3,027	192,717
Diageo PLC	57,401	2,064,007
Direct Line Insurance Group PLC	31,311	164,179
easyJet PLC	3,612	85,133
Fresnillo PLC	5,137	98,028
G4S PLC	35,675	144,007
GKN PLC	39,621	237,850
GlaxoSmithKline PLC	112,065	2,100,960
Hammerson PLC	18,466	129,259
Hargreaves Lansdown PLC	6,042	159,350
HSBC Holdings PLC	457,710	4,881,244
IMI PLC	6,289	118,672
Imperial Brands PLC	22,125	910,540
InterContinental Hotels Group PLC	4,144	277,247
Intertek Group PLC	3,708	264,504
Investec PLC	15,000	116,499
ITV PLC	83,913	198,970
J Sainsbury PLC	37,806	135,539
John Wood Group PLC	15,365	141,324
Johnson Matthey PLC	4,503	221,218
Kingfisher PLC	51,168	252,099
Land Securities Group PLC	16,989	241,652
Legal & General Group PLC	137,057	526,588
Lloyds Banking Group PLC	1,646,809	1,625,297
London Stock Exchange Group PLC	7,302	407,141
Marks & Spencer Group PLC	37,214	159,202
Mediclinic International PLC	8,448	71,634
Meggitt PLC	17,805	117,352
Merlin Entertainments PLC*	16,350	76,283
Micro Focus International PLC	10,054	306,916
Mondi PLC	8,544	227,703
National Grid PLC	77,862	889,615
Next PLC	3,210	232,079
Old Mutual PLC	113,845	377,921
Pearson PLC	18,983	187,000
Persimmon PLC	7,086	251,728
Prudential PLC	58,976	1,596,028
Reckitt Benckiser Group PLC	15,287	1,476,607
RELX PLC	24,217	535,710
Rio Tinto PLC	28,127	1,566,294
Rolls-Royce Holdings PLC	38,175	472,648
Royal Bank of Scotland Group PLC†	81,861	334,395
Royal Dutch Shell PLC, Class A (TRQX)	102,797	3,594,173
Royal Dutch Shell PLC, Class B	85,699	3,037,125
Royal Mail PLC	20,576	137,164
RSA Insurance Group PLC	23,358	205,489
Sage Group PLC	24,643	262,140
Schroders PLC	2,820	148,948
Segro PLC	22,818	188,363
Severn Trent PLC	5,400	149,779
Sky PLC	23,873	358,959
Smith & Nephew PLC	20,216	364,250
Smiths Group PLC	9,098	206,491
SSE PLC	23,301	431,580
St James’s Place PLC	12,189	205,688

131

SunAmerica Series Trust SA International Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Standard Chartered PLC†	75,665	$880,520
Standard Life PLC	61,850	373,664
Taylor Wimpey PLC	75,324	203,844
Tesco PLC	188,346	558,914
Travis Perkins PLC	5,794	120,150
Unilever PLC	28,727	1,631,521
United Utilities Group PLC	15,641	163,894
Vodafone Group PLC	608,051	1,939,064
Weir Group PLC	5,003	156,917
Whitbread PLC	4,203	231,604
WM Morrison Supermarkets PLC	50,979	160,689

		58,169,118

United States — 0.1%
Worldpay, Inc., Class A†	3,095	248,285

Total Common Stocks (cost $304,084,208)		360,653,120

EXCHANGE-TRADED FUNDS — 4.6%
United States — 4.6%
iShares MSCI EAFE ETF (cost $16,478,089)	239,450	17,680,988

RIGHTS — 0.0%
Australia — 0.0%
Transurban Group† Expires 01/24/2018	3,852	1,924

Italy — 0.0%
UniCredit SpA† Expires 02/21/2018	46,094	80,463

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA† Expires 02/05/2018	5,398	2,828

Total Rights (cost $2,965)		85,215

Total Long-Term Investment Securities (cost $320,565,262)		378,419,323

SHORT-TERM INVESTMENT SECURITIES — 0.1%
United States Treasury Bills Disc. Notes: 1.26% due 03/08/2018(1)	$150,000	149,805
1.38% due 05/10/2018(1)	60,000	59,765
1.39% due 03/29/2018(1)	100,000	99,797
1.40% due 05/03/2018(1)	40,000	39,854
1.43% due 05/17/2018(1)	30,000	29,875
1.44% due 05/17/2018(1)	20,000	19,916
1.47% due 05/31/2018(1)	15,000	14,927

Total Short-Term Investment Securities (cost $413,956)		413,939

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $9,718,054 collateralized by $10,100,000 of United States Treasury Notes, bearing interest at 2.13% due 02/29/2024 and having an approximate value of $9,916,705 (cost $9,718,000)	$9,718,000	$9,718,000

TOTAL INVESTMENTS (cost $330,697,218)(2)	99.7%	388,551,262
Other assets less liabilities	0.3	1,204,024

NET ASSETS	100.0%	$389,755,286

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $2,330,309 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

AQXE — Aquis Exchange

BR — Bearer Shares

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

FDR — Fiduciary Depositary Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

132

SunAmerica Series Trust SA International Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
101	Long	Mini MSCI Emerging Markets Index	March 2018	$10,516,907	$10,834,775	$317,868

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$360,653,120	$—	$—	$360,653,120
Exchange-Traded Funds	17,680,988	—	—	17,680,988
Rights	85,215	—	—	85,215
Short-Term Investment Securities	—	413,939	—	413,939
Repurchase Agreements	—	9,718,000	—	9,718,000

Total Investments at Value	$378,419,323	$10,131,939	$—	$388,551,262

Other Financial Instruments:†
Future Contracts	$317,868	$—	$—	$317,868

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

133

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Enterprise Software/Service	5.5%
Computer Services	4.4
Building & Construction Products-Misc.	4.0
Time Deposits	3.7
Computer Software	3.2
Chemicals-Specialty	3.1
Electronic Components-Semiconductors	3.1
Medical Products	3.1
Medical Instruments	2.8
Therapeutics	2.8
Commercial Services	2.6
Commercial Services-Finance	2.5
Medical-Drugs	2.3
Retail-Restaurants	2.3
Banks-Commercial	2.0
Schools	2.0
Oil Companies-Exploration & Production	1.9
Human Resources	1.9
Medical-Biomedical/Gene	1.9
Web Hosting/Design	1.8
Finance-Investment Banker/Broker	1.8
Distribution/Wholesale	1.7
Health Care Cost Containment	1.7
Diversified Manufacturing Operations	1.7
Applications Software	1.6
Semiconductor Equipment	1.6
Food-Misc./Diversified	1.6
Transport-Rail	1.5
Entertainment Software	1.4
Retail-Apparel/Shoe	1.1
Savings & Loans/Thrifts	1.0
Medical Labs & Testing Services	1.0
Medical Information Systems	1.0
Containers-Paper/Plastic	1.0
Networking Products	1.0
Insurance Brokers	1.0
Retail-Misc./Diversified	0.9
Chemicals-Plastics	0.9
Recreational Vehicles	0.9
Retail-Building Products	0.9
Building & Construction-Misc.	0.9
Medical-Generic Drugs	0.9
Building Products-Doors & Windows	0.9
Theaters	0.9
Building-Heavy Construction	0.9
Diagnostic Equipment	0.8
Drug Delivery Systems	0.8
Medical-Wholesale Drug Distribution	0.8
Auto/Truck Parts & Equipment-Original	0.8
Instruments-Controls	0.8
Food-Confectionery	0.8
Office Furnishings-Original	0.8
Airlines	0.7
Recreational Centers	0.7
Motion Pictures & Services	0.7
Insurance-Property/Casualty	0.6
Medical-Hospitals	0.6
Real Estate Investment Trusts	0.6
Electronic Measurement Instruments	0.5
Data Processing/Management	0.5
Oil & Gas Drilling	0.5

Educational Software	0.5%
Power Converter/Supply Equipment	0.5
Telecommunication Equipment	0.4
Lighting Products & Systems	0.4
Telecom Equipment-Fiber Optics	0.2
Non-Hazardous Waste Disposal	0.2

99.9%

*	Calculated as a percentage of net assets
#	See Note 1

134

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.2%
Airlines — 0.7%
Allegiant Travel Co.	12,599	$2,006,391

Applications Software — 1.6%
HubSpot, Inc.†	48,947	4,750,306

Auto/Truck Parts & Equipment-Original — 0.8%
Visteon Corp.†	17,596	2,288,888

Banks-Commercial — 2.0%
Webster Financial Corp.	44,776	2,535,217
Western Alliance Bancorp†	59,573	3,494,552

		6,029,769

Building & Construction Products-Misc. — 4.0%
American Woodmark Corp.†	29,132	3,957,582
Builders FirstSource, Inc.†	90,949	1,948,127
Owens Corning	17,798	1,654,680
Summit Materials, Inc., Class A†	134,428	4,294,975

		11,855,364

Building & Construction-Misc. — 0.9%
TopBuild Corp.†	35,472	2,715,027

Building Products-Doors & Windows — 0.9%
Masonite International Corp.†	37,627	2,624,483

Building-Heavy Construction — 0.9%
Dycom Industries, Inc.†	21,739	2,537,159

Chemicals-Plastics — 0.9%
PolyOne Corp.	64,671	2,810,602

Chemicals-Specialty — 3.1%
Chemours Co.	60,735	3,135,141
Methanex Corp.	49,309	3,104,001
Venator Materials PLC†	138,909	3,142,122

		9,381,264

Commercial Services — 2.6%
CoStar Group, Inc.†	15,963	5,524,954
Quanta Services, Inc.†	58,127	2,237,308

		7,762,262

Commercial Services-Finance — 2.5%
Euronet Worldwide, Inc.†	24,477	2,297,656
MarketAxess Holdings, Inc.	26,029	5,107,150

		7,404,806

Computer Services — 4.4%
EPAM Systems, Inc.†	38,759	4,553,407
ExlService Holdings, Inc.†	26,185	1,590,739
Globant SA†	82,093	3,730,306
WNS Holdings, Ltd. ADR†	69,877	3,106,731

		12,981,183

Computer Software — 3.2%
InterXion Holding NV†	77,039	4,834,197
SS&C Technologies Holdings, Inc.	95,267	4,790,025

		9,624,222

Containers-Paper/Plastic — 1.0%
Berry Global Group, Inc.†	50,170	2,969,562

Data Processing/Management — 0.5%
Fair Isaac Corp.	9,173	1,583,810

Security Description	Shares	Value (Note 2)

Diagnostic Equipment — 0.8%
Repligen Corp.†	71,164	$2,517,071

Distribution/Wholesale — 1.7%
Pool Corp.	16,801	2,272,167
WESCO International, Inc.†	41,063	2,798,444

		5,070,611

Diversified Manufacturing Operations — 1.7%
A.O. Smith Corp.	27,251	1,819,822
EnPro Industries, Inc.	35,591	3,131,652

		4,951,474

Drug Delivery Systems — 0.8%
DexCom, Inc.†	42,191	2,455,516

Educational Software — 0.5%
2U, Inc.†	19,543	1,451,459

Electronic Components-Semiconductors — 3.1%
MACOM Technology Solutions Holdings, Inc.†	55,788	1,735,007
Microsemi Corp.†	56,335	3,480,939
Qorvo, Inc.†	21,445	1,539,108
Silicon Laboratories, Inc.†	24,916	2,396,919

		9,151,973

Electronic Measurement Instruments — 0.5%
FLIR Systems, Inc.	31,017	1,588,381

Enterprise Software/Service — 5.5%
Black Knight, Inc.†	68,160	3,373,920
Evolent Health, Inc., Class A†	109,638	1,545,896
Guidewire Software, Inc.†	63,621	5,054,688
Tyler Technologies, Inc.†	20,170	4,064,457
Ultimate Software Group, Inc.†	9,795	2,281,158

		16,320,119

Entertainment Software — 1.4%
Take-Two Interactive Software, Inc.†	32,715	4,144,009

Finance-Investment Banker/Broker — 1.8%
E*TRADE Financial Corp.†	101,476	5,347,785

Food-Confectionery — 0.8%
Hostess Brands, Inc.†	163,643	2,258,273

Food-Misc./Diversified — 1.6%
B&G Foods, Inc.	30,603	1,009,899
Pinnacle Foods, Inc.	59,768	3,702,030

		4,711,929

Health Care Cost Containment — 1.7%
HealthEquity, Inc.†	97,994	4,960,456

Human Resources — 1.9%
Korn/Ferry International	52,199	2,325,987
On Assignment, Inc.†	42,777	3,275,435

		5,601,422

Instruments-Controls — 0.8%
Woodward, Inc.	29,417	2,280,406

Insurance Brokers — 1.0%
Brown & Brown, Inc.	55,544	2,914,949

Insurance-Property/Casualty — 0.6%
Selective Insurance Group, Inc.	32,300	1,881,475

135

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 —(continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Lighting Products & Systems — 0.4%
Acuity Brands, Inc.	8,219	$1,269,342

Medical Information Systems — 1.0%
Medidata Solutions, Inc.†	45,041	3,067,743

Medical Instruments — 2.8%
Bio-Techne Corp.	22,194	3,113,596
Integra LifeSciences Holdings Corp.†	58,209	3,065,286
LivaNova PLC†	26,945	2,305,145

		8,484,027

Medical Labs & Testing Services — 1.0%
Syneos Health, Inc.†	81,271	3,116,743

Medical Products — 3.1%
Inogen, Inc.†	29,356	3,576,735
Penumbra, Inc.†	39,079	3,892,268
Wright Medical Group NV†	83,112	1,890,798

		9,359,801

Medical-Biomedical/Gene — 1.9%
Retrophin, Inc.†	106,991	2,558,155
Sage Therapeutics, Inc.†	15,648	2,969,990

		5,528,145

Medical-Drugs — 2.3%
Aerie Pharmaceuticals, Inc.†	24,716	1,355,673
Eagle Pharmaceuticals, Inc.†	39,489	2,360,257
Pacira Pharmaceuticals, Inc.†	45,650	1,661,660
TESARO, Inc.†	22,981	1,550,298

		6,927,888

Medical-Generic Drugs — 0.9%
Impax Laboratories, Inc.†	136,252	2,650,101

Medical-Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	52,549	1,790,870

Medical-Wholesale Drug Distribution — 0.8%
Premier, Inc., Class A†	71,140	2,308,493

Motion Pictures & Services — 0.7%
Lions Gate Entertainment Corp., Class A†	29,591	1,001,359
Lions Gate Entertainment Corp., Class B†	29,338	938,816

		1,940,175

Networking Products — 1.0%
LogMeIn, Inc.	23,312	2,932,650

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc., Class A†	22,551	576,855

Office Furnishings-Original — 0.8%
Steelcase, Inc., Class A	144,718	2,250,365

Oil & Gas Drilling — 0.5%
Patterson-UTI Energy, Inc.	62,579	1,478,116

Oil Companies-Exploration & Production — 1.9%
Centennial Resource Development, Inc., Class A†	168,497	3,439,024
Diamondback Energy, Inc.†	17,781	2,231,515

		5,670,539

Power Converter/Supply Equipment — 0.5%
Generac Holdings, Inc.†	29,325	1,434,872

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 0.6%
Physicians Realty Trust	101,926	$1,661,394

Recreational Centers — 0.7%
Planet Fitness, Inc., Class A†	58,407	1,971,820

Recreational Vehicles — 0.9%
Brunswick Corp.	44,314	2,782,033

Retail-Apparel/Shoe — 1.1%
Burlington Stores, Inc.†	27,374	3,331,690

Retail-Building Products — 0.9%
BMC Stock Holdings, Inc.†	121,301	2,717,142

Retail-Misc./Diversified — 0.9%
Five Below, Inc.†	43,394	2,817,572

Retail-Restaurants — 2.3%
Jack in the Box, Inc.	15,883	1,445,194
Texas Roadhouse, Inc.	50,597	2,971,056
Wingstop, Inc.	48,964	2,367,899

		6,784,149

Savings & Loans/Thrifts — 1.0%
Sterling Bancorp	126,259	3,124,910

Schools — 2.0%
Bright Horizons Family Solutions, Inc.†	38,124	3,743,777
Grand Canyon Education, Inc.†	23,982	2,230,086

		5,973,863

Semiconductor Equipment — 1.6%
Entegris, Inc.	70,655	2,299,820
MKS Instruments, Inc.	23,935	2,448,551

		4,748,371

Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	32,959	701,368

Telecommunication Equipment — 0.4%
ARRIS International PLC†	50,922	1,288,327

Theaters — 0.9%
Cinemark Holdings, Inc.	70,512	2,594,842

Therapeutics — 2.8%
Neurocrine Biosciences, Inc.†	70,097	5,991,190
Sarepta Therapeutics, Inc.†	37,594	2,463,911

		8,455,101

Transport-Rail — 1.5%
Genesee & Wyoming, Inc., Class A†	57,074	4,557,359

Web Hosting/Design — 1.8%
GoDaddy, Inc., Class A†	57,103	3,153,799
Q2 Holdings, Inc.†	54,888	2,324,507

		5,478,306

Total Long-Term Investment Securities (cost $221,286,886)		286,707,378

136

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 —(continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Time Deposits — 3.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 02/01/2018 (cost $11,090,000)	$11,090,000	$11,090,000

TOTAL INVESTMENTS (cost $232,376,886)(1)	99.9%	297,797,378
Other assets less liabilities	0.1	208,726

NET ASSETS	100.0%	$298,006,104

#	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$286,707,378	$—	$—	$286,707,378
Short-Term Investment Securities	—	11,090,000	—	11,090,000

Total Investments at Value	$286,707,378	$11,090,000	$—	$297,797,378

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

137

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	14.2%
United States Treasury Notes	10.3
Oil Companies-Exploration & Production	6.2
Medical-Drugs	4.9
Time Deposits	4.5
Banks-Fiduciary	3.9
Banks-Super Regional	3.3
Retail-Drug Store	2.5
Oil Companies-Integrated	2.4
Cable/Satellite TV	2.1
Banks-Commercial	1.9
Insurance Brokers	1.9
Oil-Field Services	1.9
Enterprise Software/Service	1.9
Medical Products	1.7
Electronic Components-Semiconductors	1.6
Auto-Cars/Light Trucks	1.4
Aerospace/Defense	1.4
Networking Products	1.3
Cruise Lines	1.3
Tobacco	1.2
Telephone-Integrated	1.2
E-Commerce/Products	1.1
Insurance-Multi-line	1.1
Transport-Rail	1.1
Finance-Investment Banker/Broker	1.1
Medical-Biomedical/Gene	1.0
Real Estate Investment Trusts	1.0
Agricultural Chemicals	1.0
Computer Services	1.0
Medical-Wholesale Drug Distribution	1.0
United States Treasury Bonds	1.0
Semiconductor Components-Integrated Circuits	1.0
Medical Instruments	0.9
Retail-Building Products	0.9
Diversified Manufacturing Operations	0.8
Television	0.8
Food-Misc./Diversified	0.8
Insurance-Life/Health	0.7
Building Products-Air & Heating	0.7
Medical-HMO	0.7
U.S. Government Treasuries	0.6
Diversified Minerals	0.6
Cellular Telecom	0.6
Commercial Services-Finance	0.6
Telecom Equipment-Fiber Optics	0.5
Electric-Integrated	0.5
Private Equity	0.4
Telecommunication Equipment	0.4
Investment Management/Advisor Services	0.4
Transport-Equipment & Leasing	0.4
Apparel Manufacturers	0.3
Options Purchased	0.3
Transport-Services	0.3
Brewery	0.3
Insurance-Mutual	0.3
E-Commerce/Services	0.2
Pipelines	0.2
Computer Software	0.2
Commercial Services	0.2
Broadcast Services/Program	0.2

Applications Software	0.2%
Airlines	0.2
Finance-Leasing Companies	0.2
Computers	0.2
Computers-Memory Devices	0.1
Therapeutics	0.1
Drug Delivery Systems	0.1
Oil & Gas Drilling	0.1
Gas-Distribution	0.1
Internet Security	0.1
Finance-Consumer Loans	0.1
Medical-Generic Drugs	0.1
Chemicals-Diversified	0.1
Retail-Auto Parts	0.1
Electronic Parts Distribution	0.1
Insurance-Reinsurance	0.1

100.2%

*	Calculated as a percentage of net assets
#	See Note 1

138

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 67.0%
Aerospace/Defense — 1.1%
General Dynamics Corp.	80,019	$17,802,627

Agricultural Chemicals — 1.0%
Mosaic Co.	296,093	8,083,339
Nutrien, Ltd.†	154,537	8,088,466

		16,171,805

Apparel Manufacturers — 0.3%
Michael Kors Holdings, Ltd.†	79,176	5,225,616

Auto-Cars/Light Trucks — 1.3%
General Motors Co.	495,393	21,009,617

Banks-Commercial — 0.5%
First Horizon National Corp.	428,160	8,503,258

Banks-Fiduciary — 3.8%
Citizens Financial Group, Inc.	672,580	30,871,422
Northern Trust Corp.	116,802	12,309,763
State Street Corp.	162,052	17,853,269

		61,034,454

Banks-Super Regional — 3.0%
Comerica, Inc.	92,591	8,816,515
Fifth Third Bancorp	573,120	18,970,272
PNC Financial Services Group, Inc.	132,385	20,919,478

		48,706,265

Building Products-Air & Heating — 0.7%
Johnson Controls International PLC	279,572	10,939,652

Cable/Satellite TV — 1.6%
Charter Communications, Inc., Class A†	27,555	10,395,124
Comcast Corp., Class A	358,223	15,235,224

		25,630,348

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	240,999	7,764,988

Commercial Services-Finance — 0.4%
PayPal Holdings, Inc.†	70,926	6,051,406

Computer Services — 1.0%
Cognizant Technology Solutions Corp., Class A	206,407	16,095,618

Cruise Lines — 1.3%
Carnival Corp.	285,465	20,442,149

Diversified Banking Institutions — 13.1%
Bank of America Corp.	1,691,630	54,132,160
Citigroup, Inc.	781,425	61,326,234
Goldman Sachs Group, Inc.	55,704	14,922,545
JPMorgan Chase & Co.	385,691	44,612,878
Morgan Stanley	629,040	35,572,212

		210,566,029

Diversified Manufacturing Operations — 0.8%
Ingersoll-Rand PLC	145,196	13,739,897

Diversified Minerals — 0.6%
BHP Billiton, Ltd.	369,689	8,996,439

E-Commerce/Products — 1.0%
eBay, Inc.†	403,766	16,384,824

Electric-Integrated — 0.3%
FirstEnergy Corp.	145,085	4,773,296

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 0.9%
Intel Corp.	294,032	$14,154,700

Enterprise Software/Service — 1.6%
Oracle Corp.	506,384	26,124,351

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	210,683	11,237,831

Food-Misc./Diversified — 0.8%
Mondelez International, Inc., Class A	275,172	12,217,637

Insurance Brokers — 1.9%
Aon PLC	95,876	13,630,691
Marsh & McLennan Cos., Inc.	87,871	7,338,986
Willis Towers Watson PLC	63,252	10,150,048

		31,119,725

Insurance-Multi-line — 0.6%
Voya Financial, Inc.	187,411	9,728,505

Medical Instruments — 0.8%
Medtronic PLC	158,548	13,617,688

Medical Products — 1.3%
Baxter International, Inc.	161,287	11,617,503
Zimmer Biomet Holdings, Inc.	72,970	9,275,946

		20,893,449

Medical-Biomedical/Gene — 0.8%
Amgen, Inc.	67,036	12,472,048

Medical-Drugs — 4.4%
Bristol-Myers Squibb Co.	199,756	12,504,726
Merck & Co., Inc.	280,715	16,632,364
Novartis AG	148,868	13,467,296
Pfizer, Inc.	479,713	17,768,569
Sanofi	121,603	10,737,425

		71,110,380

Medical-HMO — 0.7%
Anthem, Inc.	42,992	10,655,567

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	94,254	15,917,616

Networking Products — 1.3%
Cisco Systems, Inc.	495,977	20,602,885

Oil Companies-Exploration & Production — 5.9%
Anadarko Petroleum Corp.	313,080	18,800,454
Apache Corp.	398,652	17,887,515
Canadian Natural Resources, Ltd.	483,824	16,516,886
Devon Energy Corp.	500,931	20,723,515
Occidental Petroleum Corp.	284,780	21,349,957

		95,278,327

Oil Companies-Integrated — 2.3%
BP PLC	2,002,136	14,244,929
Royal Dutch Shell PLC, Class A	676,639	23,657,866

		37,902,795

Oil-Field Services — 1.6%
Baker Hughes a GE Co. LLC	235,997	7,587,303
TechnipFMC PLC	579,530	18,811,544

		26,398,847

Retail-Building Products — 0.8%
Kingfisher PLC	2,773,407	13,664,237

139

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Retail-Drug Store — 2.5%
CVS Health Corp.	265,379	$20,882,674
Walgreens Boots Alliance, Inc.	268,977	20,243,209

		41,125,883

Semiconductor Components-Integrated Circuits — 1.0%
QUALCOMM, Inc.	225,868	15,415,491

Telecommunication Equipment — 0.4%
Juniper Networks, Inc.	270,682	7,078,334

Telephone-Integrated — 0.6%
Orange SA	134,524	2,429,280
Verizon Communications, Inc.	127,571	6,897,764

		9,327,044

Television — 0.2%
CBS Corp., Class B	47,355	2,728,122

Tobacco — 1.2%
Philip Morris International, Inc.	175,807	18,851,785

Transport-Rail — 1.1%
CSX Corp.	303,054	17,204,376

Transport-Services — 0.3%
United Parcel Service, Inc., Class B	35,492	4,518,841

Total Common Stocks (cost $837,897,587)		1,079,184,752

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Investment Management/Advisor Services — 0.2%
AMG Capital Trust II 5.15%	40,900	2,576,700

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	38,808

Total Convertible Preferred Securities (cost $2,502,039)		2,615,508

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. Series Q 5.85% (cost $30,000)	1,200	31,800

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series V 5.00% due 07/01/2019(1)	$200,000	203,000

Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	1,840,000	1,879,100

Total Preferred Securities/Capital Securities (cost $2,088,824)		2,082,100

CONVERTIBLE BONDS & NOTES — 5.1%
Applications Software — 0.2%
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	1,803,000	1,751,494
RealPage, Inc. Senior Notes 1.50% due 11/15/2022*	626,000	837,087

		2,588,581

Security Description	Principal Amount	Value (Note 2)
Broadcast Services/Program — 0.2%
Liberty Interactive LLC Senior Notes 1.75% due 09/30/2046*	$2,371,000	$2,904,764

Cable/Satellite TV — 0.3%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	4,789,000	5,085,238

Commercial Services — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019	2,363,000	3,172,994

Computer Software — 0.2%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	2,747,000	3,639,278

Computers-Memory Devices — 0.1%
SanDisk Corp. Company Guar. Notes 0.50% due 10/15/2020	2,198,000	2,111,685

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*(2)	171,000	309,161

Drug Delivery Systems — 0.1%
DexCom, Inc. Senior Notes 0.75% due 05/15/2022*	2,280,000	2,150,079

E-Commerce/Services — 0.1%
Liberty Expedia Holdings, Inc. Senior Notes 1.00% due 06/30/2047*	1,414,000	1,428,701

Electronic Components-Semiconductors — 0.5%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027*	1,720,000	2,089,334
Micron Technology, Inc. Senior Notes Series G 3.00% due 11/15/2043	2,099,000	3,197,612
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	1,666,000	2,381,637
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022*	510,000	616,238

		8,284,821

Enterprise Software/Service — 0.2%
Workday, Inc. Senior Notes 0.25% due 10/01/2022*	2,245,000	2,337,620

Finance-Investment Banker/Broker — 0.4%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(2)	5,346,000	5,785,709

140

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
CONVERTIBLE BONDS & NOTES (continued)
Insurance-Multi-line — 0.3%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	$2,832,000	$4,142,854

Internet Security — 0.1%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,108,000	1,043,626
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,108,000	1,016,555

		2,060,181

Medical Instruments — 0.1%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	2,111,299

Medical Products — 0.3%
Wright Medical Group, Inc. Company Guar. Notes 2.00% due 02/15/2020	3,684,000	3,808,335

Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,791,565
Medicines Co. Senior Notes 2.75% due 07/15/2023	929,000	903,442

		3,695,007

Medical-Drugs — 0.1%
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022*	648,000	624,146

Multimedia — 0.0%
Liberty Media Corp.-Liberty Formula One Senior Notes 1.00% due 01/30/2023*	440,000	517,774

Oil & Gas Drilling — 0.1%
Ensco Jersey Finance, Ltd. Company Guar. Notes 3.00% due 01/31/2024	1,592,000	1,438,609
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024*	868,000	697,699

		2,136,308

Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 09/15/2026	778,000	710,845

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	830,000	822,961

Security Description	Principal Amount	Value (Note 2)
Oil-Field Services (continued)
Oil States International, Inc. Senior Notes 1.50% due 02/15/2023*	$396,000	$404,531

		1,227,492

Patient Monitoring Equipment — 0.0%
Insulet Corp. Senior Notes 1.38% due 11/15/2024*	461,000	488,355

Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	293,033
Finisar Corp. Senior Notes 0.50% due 12/15/2036	855,000	775,798
Viavi Solutions, Inc. Senior Notes 0.63% due 08/15/2033	5,717,000	5,831,774
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024*	1,625,000	1,584,357

		8,484,962

Television — 0.6%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	7,941,395
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046	1,673,000	1,757,540

		9,698,935

Therapeutics — 0.1%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024*	1,623,000	2,184,105

Total Convertible Bonds & Notes (cost $74,139,113)		81,689,229

U.S. CORPORATE BONDS & NOTES — 8.3%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	213,593
Northrop Grumman Corp. Senior Notes 1.75% due 06/01/2018	3,975,000	3,974,111

		4,187,704

Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	29,870

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	49,842	50,278
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	992,000	992,000

141

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	$53,118	$54,064

		1,096,342

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	121,423

Auto-Cars/Light Trucks — 0.1%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	408,612
Ford Motor Credit Co. LLC Senior Notes 3.81% due 01/09/2024	845,000	849,831
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	222,242
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	387,871
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	327,421

		2,195,977

Banks-Commercial — 0.2%
Discover Bank Senior Notes 3.35% due 02/06/2023	1,500,000	1,499,865
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	1,500,000	1,457,315

		2,957,180

Banks-Fiduciary — 0.1%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	784,000

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	2,750,000	2,734,086
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	731,343
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	262,940
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	205,969
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	183,762

		4,118,100

Security Description	Principal Amount	Value (Note 2)
Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	$555,000	$553,223
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	337,000	339,651
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	629,068
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	724,336
Molson Coors Brewing Co. Company Guar. Notes 1.45% due 07/15/2019	342,000	336,512
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	281,033

		2,863,823

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	9,850

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	874,052
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,000,000	1,982,714
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	101,102

		2,957,868

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	850,000	891,453

Chemicals-Diversified — 0.1%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	1,742,000	1,746,587

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	540,326

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	142,692
Total System Services, Inc. Senior Notes 2.38% due 06/01/2018	2,405,000	2,407,287

		2,549,979

142

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.45% due 09/18/2022	$30,000	$31,220

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	123,075
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,424,781
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	761,762
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	248,029

		2,557,647

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	81,698

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	1,953,808
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	810,000	815,035
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	790,000	791,364
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,626,195
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	23,281
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	40,819
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,140
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,500,000	1,510,649
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,335,515
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	734,258
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,400,000	1,392,874
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	1,400,000	1,401,282

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	$1,500,000	$1,584,649
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	249,448
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	125,332
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,021,771
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	216,743

		14,858,163

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	20,476
eBay, Inc. Senior Notes 2.50% due 03/09/2018	1,730,000	1,731,675

		1,752,151

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	202,908

Electric-Integrated — 0.2%
Duke Energy Corp. Senior Notes 2.10% due 06/15/2018	1,160,000	1,160,443
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,712,065

		2,872,508

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	2,100,000	2,071,776
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	820,988

		2,892,764

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,272,063

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	1,430,000	1,391,091

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.95% due 12/01/2027	2,075,000	2,038,514

143

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.0%
American Express Co. Sub. Notes 3.63% due 12/05/2024	$54,000	$54,715
Visa, Inc. Senior Notes 4.15% due 12/14/2035	350,000	378,912

		433,627

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,020

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.63% due 09/04/2018	1,300,000	1,302,776
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	1,179,000	1,155,779
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	170,499

		2,629,054

Food-Misc./Diversified — 0.0%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	119,468

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	903,000	961,722
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,140,000	1,117,330

		2,079,052

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	611,261

Insurance-Life/Health — 0.6%
Athene Global Funding Sec. Notes 2.88% due 10/23/2018*	274,000	274,848
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	2,957,280
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,459,532
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	992,312
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	1,145,000	1,314,992
Prudential Financial, Inc. Senior Notes 3.94% due 12/07/2049*	30,000	29,459

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	$355,000	$356,199
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	2,000,000	2,064,323

		9,448,945

Insurance-Multi-line — 0.2%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	663,459
American Financial Group, Inc. Senior Notes 4.50% due 06/15/2047	2,050,000	2,094,029
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	1,000,000	987,049

		3,744,537

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,793,989
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,592,978
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	775,000	775,809

		4,162,776

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	11,247

Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	1,040,000	1,101,640

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	2,915,000	3,261,431

Medical Instruments — 0.0%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,150
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	174,176
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	58,000	63,595
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2044	15,000	16,954

		283,875

144

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	$100,000	$100,523
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	45,291

		145,814

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	44,000	43,968
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	241,762

		285,730

Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,389
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	115,745
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	180,334

		306,468

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	184,189
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,200,000	2,185,972
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	200,461
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,501

		2,576,123

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	74,848

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	86,438

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	333,000	431,846
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	144,000	153,314
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	22,256

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	$1,300,000	$1,310,613

		1,918,029

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	268,000	267,968
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	14,993

		282,961

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	84,666

Pipelines — 0.2%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	200,000	198,521
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	67,000	66,261
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	55,033
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	30,067
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,351,077
MPLX LP Senior Notes 5.50% due 02/15/2023	660,000	677,970
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	104,406
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	65,498
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	41,970
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	70,424

		3,661,227

Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	3,000,000	3,029,900
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	1,250,000	1,264,307
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	2,678,032

		6,972,239

145

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 1.0%
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	$2,000,000	$1,960,824
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	1,855,000	1,817,270
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,183,842
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,095,000	2,121,266
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	2,500,000	2,508,125
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,334,589
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	102,951
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	200,068
Hospitality Properties Trust Senior Notes 4.50% due 06/15/2023	375,000	387,442
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,636,945
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	473,513
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	2,182,000	2,613,205

		16,340,040

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	94,484

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,538,968
O’Reilly Automotive, Inc. Senior Notes 4.88% due 01/14/2021	20,000	21,018

		1,559,986

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	722,279

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	40,008

Security Description	Principal Amount	Value (Note 2)
Retail-Drug Store — 0.0%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	$40,000	$39,455
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	417,978	460,695
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	95,012
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	70,813

		665,975

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	98,885

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	48,752

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	113,990
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	62,272
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	527,000	520,276
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	100,465
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,471,748
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	2,655,000	2,690,912
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	224,366
AT&T, Inc. Senior Notes 5.15% due 11/15/2046*	25,000	25,649
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	204,000	190,698
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	45,592
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	53,000	52,841
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	40,763
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	1,016,000	1,048,731

		6,588,303

146

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.0%
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	$15,000	$15,356
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	39,314

		54,670

Transport-Equipment & Leasing — 0.3%
Aviation Capital Group Corp. Senior Notes 2.88% due 09/17/2018*	1,260,000	1,262,428
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,400,000	1,381,367
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,424,725

		5,068,520

Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	53,679
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	34,795

		88,474

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	27,777
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	52,191
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	184,892

		264,860

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	30,190

Total U.S. Corporate Bonds & Notes (cost $131,625,532)		132,983,111

FOREIGN CORPORATE BONDS & NOTES — 1.8%
Airlines — 0.1%
Virgin Australia Trust Pass-Through Certs. Series 2013-1A 5.00% due 04/23/2025*	1,478,541	1,538,718

Banks-Commercial — 0.8%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	642,374
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	875,741

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	$1,300,000	$1,299,706
Commonwealth Bank of Australia Senior Notes 2.25% due 03/10/2020*	2,000,000	1,985,603
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,403,479
National Australia Bank, Ltd. Senior Notes 2.00% due 01/14/2019	530,000	528,812
National Australia Bank, Ltd. Senior Notes 3.50% due 01/10/2027*	2,610,000	2,607,694
Royal Bank of Canada Senior Notes 2.00% due 12/10/2018	3,430,000	3,429,577
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	384,825
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	249,760

		13,407,571

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,330,471

Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 9.50% due 11/15/2018*	230,000	242,803

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	31,249

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	71,735

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	114,244
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034	48,000	46,743

		160,987

Diversified Banking Institutions — 0.2%
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,191,990
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	309,535
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	105,417

147

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	$1,000,000	$1,029,688

		3,636,630

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	213,354
Allergan Funding SCS Company Guar. Notes 2.35% due 03/12/2018	1,310,000	1,310,674
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	381,817

		1,905,845

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 5.90% due 02/01/2018	1,540,000	1,540,000

Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,032,000	2,107,670
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	52,736

		2,160,406

Private Equity — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	126,459

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 4.50% due 07/26/2047*	256,000	261,243

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	2,252,465
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	267,908

		2,520,373

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	734,768

Total Foreign Corporate Bonds & Notes (cost $29,333,568)		29,669,258

FOREIGN CONVERTIBLE BONDS & NOTES — 1.0%
Banks-Commercial — 0.4%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*	7,110,000	7,040,322

Security Description	Shares/ Principal Amount	Value (Note 2)
E-Commerce/Services — 0.1%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	$2,490,000	$2,575,574

Medical Products — 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021	845,000	1,047,513

Medical-Drugs — 0.2%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,250,786

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 5.88% due 07/01/2021	2,607,000	2,716,139

Total Foreign Convertible Bonds & Notes (cost $16,651,931)		16,630,334

U.S. GOVERNMENT TREASURIES — 11.3%
United States Treasury Bonds — 1.0%
2.75% due 08/15/2047	3,966,100	3,813,344
4.50% due 02/15/2036	9,650,000	11,981,078

		15,794,422

United States Treasury Notes — 10.3%
0.63% due 04/30/2018	850,000	848,296
1.25% due 01/31/2019	10,720,000	10,646,300
2.00% due 01/31/2020	68,355,000	68,157,412
2.00% due 01/15/2021	14,635,000	14,514,376
2.25% due 11/15/2027	1,398,600	1,342,274
2.38% due 01/31/2023	49,295,400	48,944,940
2.50% due 01/31/2025	21,175,600	20,956,398

		165,409,996

Total U.S. Government Treasuries (cost $181,865,020)		181,204,418

OPTIONS — PURCHASED — 0.3%
Exchange-Traded Put Options — Purchased(3) (cost $5,282,940)	3,126	4,954,710

Total Long-Term Investment Securities (cost $1,281,416,554)		1,531,045,220

SHORT-TERM INVESTMENT SECURITIES — 5.1%
Time Deposits — 4.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 02/01/2018	$72,344,000	72,344,000

U.S. Government Treasuries — 0.6%
United States Treasury Bills 1.11% due 02/01/2018(4)	5,000,000	5,000,000
1.60% due 07/26/2018	5,000,000	4,961,293

		9,961,293

Total Short-Term Investment Securities (cost $82,305,354)		82,305,293

TOTAL INVESTMENTS (cost $1,363,721,908)(5)	100.2%	1,613,350,513
Liabilities in excess of other assets	(0.2)	(3,144,211)

NET ASSETS	100.0%	$1,610,206,302

148

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities.
At January 31, 2018, the aggregate value of these securities was $74,573,562 representing 4.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Exchangeable for basket of securities.
(3)	Options — Purchased

Exchanged Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*.	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2018	$2,350	3,126	$882,723,006	$5,282,940	$4,954,710	$(328,230)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
600	Long	S&P 500 E-mini Index	March 2018	$82,303,624	$84,774,000	$2,470,376

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	AUD	4,424,109	USD	3,517,167	02/23/2018	$—	$(47,426)
	CAD	8,536,557	USD	6,878,773	02/23/2018	—	(63,291)
	CHF	4,663,662	USD	4,852,926	02/23/2018	—	(165,632)
	EUR	7,466,862	USD	9,146,906	02/23/2018	—	(135,841)
	GBP	12,279,614	USD	16,933,588	02/23/2018	—	(515,121)

						—	(927,311)

Barclays Bank PLC	GBP	7,661,065	USD	10,854,735	02/23/2018	—	(31,249)

State Street Bank And Trust Co.	AUD	4,424,109	USD	3,518,764	02/23/2018	—	(45,829)
	CAD	8,536,557	USD	6,877,831	02/23/2018	—	(64,233)
	CHF	4,663,662	USD	4,857,526	02/23/2018	—	(161,032)
	EUR	7,466,862	USD	9,149,907	02/23/2018	—	(132,840)
	GBP	12,387,659	USD	17,078,661	02/23/2018	—	(523,575)
	USD	54,301	AUD	67,774	02/23/2018	305	—
	USD	176,197	CAD	218,074	02/23/2018	1,144	—
	USD	8,172,582	EUR	6,581,635	02/23/2018	9,658	—
	USD	143,465	GBP	102,419	02/23/2018	2,067	—

						13,174	(927,509)

Net Unrealized Appreciation/(Depreciation)						$13,174	$(1,886,069)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— Pound Sterling
USD	— United States Dollar

149

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,079,184,752	$—	$—	$1,079,184,752
Convertible Preferred Securities	2,615,508	—	—	2,615,508
Preferred Securities	31,800	—	—	31,800
Preferred Securities/Capital Securities	—	2,082,100	—	2,082,100
Convertible Bonds & Notes	—	81,689,229	—	81,689,229
U.S. Corporate Bonds & Notes	—	132,983,111	—	132,983,111
Foreign Corporate Bonds & Notes	—	29,669,258	—	29,669,258
Foreign Convertible Bonds & Notes	—	16,630,334	—	16,630,334
U.S. Government Treasuries	—	181,204,418	—	181,204,418
Options-Purchased	4,954,710	—	—	4,954,710
Short-Term Investment Securities	—	82,305,293	—	82,305,293

Total Investments at Value	$1,086,786,770	$526,563,744	$—	$1,613,350,513

Other Financial Instruments:†
Futures Contracts	$2,470,376	$—	$—	$2,470,376
Forward Foreign Currency Contracts	—	13,174	—	13,174

Total Other Financial Instruments	$2,470,376	$13,174	$—	$2,483,550

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,886,069	$—	$1,886,069

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

150

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Applications Software	9.8%
Web Portals/ISP	6.1
Diversified Banking Institutions	5.8
Medical-Biomedical/Gene	5.4
Finance-Credit Card	4.7
E-Commerce/Products	4.7
Medical Instruments	4.4
Entertainment Software	4.0
Medical-Drugs	3.6
Electronic Components-Semiconductors	3.5
Real Estate Investment Trusts	3.1
Semiconductor Equipment	3.0
Computers	2.9
E-Commerce/Services	2.8
Internet Content-Entertainment	2.8
Finance-Other Services	2.7
Commercial Services	2.5
Coatings/Paint	2.5
Commercial Paper	2.4
Finance-Investment Banker/Broker	2.4
Internet Application Software	2.3
Auto/Truck Parts & Equipment-Original	2.2
Athletic Footwear	2.1
Electronic Forms	2.0
Medical-HMO	1.9
Electronic Connectors	1.6
Aerospace/Defense	1.5
Industrial Gases	1.5
Commercial Services-Finance	1.4
Retail-Restaurants	1.1
Building Products-Cement	1.0
Transport-Rail	0.8
Drug Delivery Systems	0.6
Auto-Cars/Light Trucks	0.4

99.5%

*	Calculated as a percentage of net assets

151

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.1%
Aerospace/Defense — 1.5%
General Dynamics Corp.	23,111	$5,141,735

Applications Software — 9.8%
Microsoft Corp.	184,564	17,535,426
salesforce.com, Inc.†	143,232	16,315,557

		33,850,983

Athletic Footwear — 2.1%
NIKE, Inc., Class B	107,389	7,326,078

Auto-Cars/Light Trucks — 0.4%
Tesla, Inc.†	4,247	1,504,754

Auto/Truck Parts & Equipment-Original — 2.2%
Aptiv PLC	80,534	7,641,066

Building Products-Cement — 1.0%
Vulcan Materials Co.	26,140	3,539,356

Coatings/Paint — 2.5%
Sherwin-Williams Co.	20,486	8,544,915

Commercial Services — 2.5%
CoStar Group, Inc.†	17,018	5,890,100
Live Nation Entertainment, Inc.†	64,487	2,905,784

		8,795,884

Commercial Services-Finance — 1.4%
PayPal Holdings, Inc.†	56,861	4,851,380

Computers — 2.9%
Apple, Inc.	59,891	10,027,550

Diversified Banking Institutions — 5.8%
Citigroup, Inc.	148,169	11,628,303
Goldman Sachs Group, Inc.	32,120	8,604,627

		20,232,930

Drug Delivery Systems — 0.6%
DexCom, Inc.†	32,689	1,902,500

E-Commerce/Products — 4.7%
Amazon.com, Inc.†	11,222	16,281,888

E-Commerce/Services — 2.8%
Ctrip.com International, Ltd. ADR†	100,227	4,688,619
Priceline Group, Inc.†	2,600	4,971,330

		9,659,949

Electronic Components-Semiconductors — 3.5%
Texas Instruments, Inc.	111,731	12,253,539

Electronic Connectors — 1.6%
TE Connectivity, Ltd.	52,938	5,427,733

Electronic Forms — 2.0%
Adobe Systems, Inc.†	35,104	7,012,375

Entertainment Software — 4.0%
Activision Blizzard, Inc.	185,744	13,769,203

Finance-Credit Card — 4.7%
Mastercard, Inc., Class A	96,897	16,375,593

Finance-Investment Banker/Broker — 2.4%
Charles Schwab Corp.	153,371	8,180,809

Finance-Other Services — 2.7%
Intercontinental Exchange, Inc.	128,650	9,499,516

Security Description	Shares/ Principal Amount	Value (Note 2)

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	29,982	$5,048,069

Internet Application Software — 2.3%
Tencent Holdings, Ltd.	131,400	7,787,264

Internet Content-Entertainment — 2.8%
Facebook, Inc., Class A†	32,635	6,099,155
Netflix, Inc.†	12,828	3,467,408

		9,566,563

Medical Instruments — 4.4%
Boston Scientific Corp.†	269,811	7,543,915
Intuitive Surgical, Inc.†	17,473	7,542,570

		15,086,485

Medical-Biomedical/Gene — 5.4%
Celgene Corp.†	85,323	8,631,275
Regeneron Pharmaceuticals, Inc.†	12,559	4,604,757
Shire PLC ADR	38,990	5,460,160

		18,696,192

Medical-Drugs — 3.6%
Allergan PLC	34,804	6,273,769
Zoetis, Inc.	82,441	6,325,698

		12,599,467

Medical-HMO — 1.9%
Humana, Inc.	23,025	6,489,136

Real Estate Investment Trusts — 3.1%
American Tower Corp.	71,467	10,555,676

Retail-Restaurants — 1.1%
Starbucks Corp.	69,018	3,920,913

Semiconductor Equipment — 3.0%
ASML Holding NV	51,675	10,487,958

Transport-Rail — 0.8%
CSX Corp.	46,245	2,625,329

Web Portals/ISP — 6.1%
Alphabet, Inc., Class C†	18,120	21,199,313

Total Long-Term Investment Securities (cost $243,140,665)		335,882,101

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Commercial Paper — 2.4%
Credit Agricole Corp. and Investment Bank 1.33% due 02/01/2018 (cost $8,400,000)	$8,400,000	8,400,000

TOTAL INVESTMENTS (cost $251,540,665)(1)	99.5%	344,282,101
Other assets less liabilities	0.5	1,575,122

NET ASSETS	100.0%	$345,857,223

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

152

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$335,882,101	$—	$—	$335,882,101
Short-Term Investment Securities	—	8,400,000	—	8,400,000

Total Investments at Value	$335,882,101	$8,400,000	$—	$344,282,101

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

153

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	6.9%
Diversified Banking Institutions	6.2
Diversified Financial Services	4.9
United States Treasury Notes	3.6
Federal Home Loan Mtg. Corp.	3.2
Computers	3.0
Medical-HMO	2.8
Medical-Drugs	2.7
Applications Software	2.7
Aerospace/Defense	2.4
Oil Companies-Exploration & Production	2.2
E-Commerce/Products	2.1
Repurchase Agreements	2.0
United States Treasury Bonds	2.0
Electric-Integrated	2.0
Web Portals/ISP	1.9
Medical-Biomedical/Gene	1.9
Insurance-Multi-line	1.6
Government National Mtg. Assoc.	1.6
Banks-Commercial	1.5
Electronic Components-Semiconductors	1.5
Banks-Super Regional	1.4
Beverages-Non-alcoholic	1.4
Oil Refining & Marketing	1.3
Telephone-Integrated	1.3
Finance-Credit Card	1.2
Retail-Building Products	1.2
Computer Services	1.1
Semiconductor Equipment	1.1
Transport-Rail	1.1
Real Estate Investment Trusts	1.1
Cable/Satellite TV	1.0
Enterprise Software/Service	1.0
Machinery-Construction & Mining	1.0
Multimedia	0.9
Diversified Manufacturing Operations	0.9
Food-Misc./Diversified	0.9
Commercial Services-Finance	0.8
Retail-Discount	0.8
Oil Companies-Integrated	0.8
Tobacco	0.7
Semiconductor Components-Integrated Circuits	0.7
Medical Products	0.6
Airlines	0.6
Retail-Apparel/Shoe	0.6
Building-Residential/Commercial	0.5
Retail-Auto Parts	0.5
Software Tools	0.5
Insurance-Property/Casualty	0.5
Retail-Drug Store	0.5
Brewery	0.4
Hotels/Motels	0.4
Pipelines	0.4
Internet Content-Entertainment	0.4
Investment Management/Advisor Services	0.4
Cellular Telecom	0.4
Auto-Cars/Light Trucks	0.4
Sovereign	0.4
Medical Instruments	0.4
U.S. Government Treasuries	0.4
Insurance-Life/Health	0.4

Diagnostic Equipment	0.4%
Building & Construction Products-Misc.	0.3
Chemicals-Diversified	0.3
Athletic Footwear	0.3
Food-Meat Products	0.3
Machinery-Farming	0.3
Containers-Paper/Plastic	0.3
Electric-Distribution	0.3
Multilevel Direct Selling	0.3
Municipal Bonds & Notes	0.3
Rental Auto/Equipment	0.2
Finance-Auto Loans	0.2
Metal-Aluminum	0.2
Retail-Consumer Electronics	0.2
Human Resources	0.2
Tools-Hand Held	0.2
Web Hosting/Design	0.2
Building Products-Cement	0.2
Medical-Hospitals	0.2
Finance-Mortgage Loan/Banker	0.2
Decision Support Software	0.2
Food-Retail	0.2
Oil-Field Services	0.2
Publishing-Newspapers	0.2
Real Estate Management/Services	0.2
Independent Power Producers	0.2
Aerospace/Defense-Equipment	0.2
Broadcast Services/Program	0.2
Poultry	0.2
Gold Mining	0.2
Finance-Other Services	0.2
Regional Authority	0.1
Auto/Truck Parts & Equipment-Original	0.1
Finance-Investment Banker/Broker	0.1
Batteries/Battery Systems	0.1
Distribution/Wholesale	0.1
Containers-Metal/Glass	0.1
Entertainment Software	0.1
Gas-Distribution	0.1
Finance-Leasing Companies	0.1
Energy-Alternate Sources	0.1
Medical-Wholesale Drug Distribution	0.1
Industrial Automated/Robotic	0.1
Medical-Generic Drugs	0.1
Retail-Restaurants	0.1
Transport-Equipment & Leasing	0.1
Agricultural Chemicals	0.1
Electric-Transmission	0.1
E-Commerce/Services	0.1
Metal-Copper	0.1
Electric-Generation	0.1
Banks-Special Purpose	0.1
Food-Confectionery	0.1
Finance-Consumer Loans	0.1
Professional Sports	0.1
Coal	0.1
Telecommunication Equipment	0.1
Radio	0.1
Computers-Memory Devices	0.1
Retail-Regional Department Stores	0.1
Internet Connectivity Services	0.1

154

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued) Casino Hotels	0.1%
Theaters	0.1

99.6%

#	See Note 1
*	Calculated as a percentage of net assets

155

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 60.6%
Aerospace/Defense — 2.2%
Boeing Co.	6,450	$2,285,686
General Dynamics Corp.	8,116	1,805,648
Northrop Grumman Corp.	5,208	1,773,480

		5,864,814

Aerospace/Defense-Equipment — 0.1%
L3 Technologies, Inc.	1,589	337,599

Airlines — 0.6%
Copa Holdings SA, Class A	4,590	634,935
Delta Air Lines, Inc.	11,790	669,318
Southwest Airlines Co.	4,330	263,264

		1,567,517

Applications Software — 2.5%
Microsoft Corp.	68,682	6,525,477

Athletic Footwear — 0.3%
NIKE, Inc., Class B	12,293	838,628

Auto-Cars/Light Trucks — 0.2%
General Motors Co.	11,690	495,773

Auto/Truck Parts & Equipment-Original — 0.1%
Magna International, Inc.	4,072	232,715

Banks-Commercial — 0.4%
CIT Group, Inc.	11,420	578,880
First Republic Bank	1,197	107,191
Regions Financial Corp.	14,270	274,412
Synovus Financial Corp.	3,140	158,225

		1,118,708

Banks-Super Regional — 1.1%
Capital One Financial Corp.	6,740	700,690
Comerica, Inc.	5,870	558,941
Huntington Bancshares, Inc.	30,639	495,739
PNC Financial Services Group, Inc.	2,840	448,777
SunTrust Banks, Inc.	9,744	688,901
Wells Fargo & Co.	2,450	161,161

		3,054,209

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	6,430	374,355

Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	31,094	1,479,764
PepsiCo, Inc.	18,497	2,225,189

		3,704,953

Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,452	374,057

Building & Construction Products-Misc. — 0.3%
Louisiana-Pacific Corp.†	13,050	386,411
Owens Corning	4,630	430,451

		816,862

Building & Construction-Misc. — 0.0%
EMCOR Group, Inc.	980	79,654

Building Products-Cement — 0.2%
Vulcan Materials Co.	3,436	465,234

Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	8,891	436,104
Lennar Corp., Class A	6,353	398,079
Toll Brothers, Inc.	12,780	595,292

		1,429,475

Security Description	Shares	Value (Note 2)
Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†	654	$246,721
Comcast Corp., Class A	11,490	488,670
DISH Network Corp., Class A†	14,387	674,750

		1,410,141

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	7,318	476,402

Chemicals-Diversified — 0.2%
Huntsman Corp.	18,663	645,180

Coal — 0.1%
Peabody Energy Corp.†	3,800	153,558

Commercial Services-Finance — 0.8%
H&R Block, Inc.	10,530	279,466
Moody’s Corp.	3,270	529,053
S&P Global, Inc.	6,740	1,220,614

		2,029,133

Computer Services — 1.1%
Accenture PLC, Class A	7,759	1,246,872
DXC Technology Co.	6,444	641,500
International Business Machines Corp.	4,853	794,436
Leidos Holdings, Inc.	1,300	86,580
Teradata Corp.†	4,160	168,480

		2,937,868

Computers — 2.6%
Apple, Inc.	32,284	5,405,310
HP, Inc.	70,140	1,635,665

		7,040,975

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	6,229	361,593

Containers-Paper/Plastic — 0.3%
Berry Global Group, Inc.†	1,600	94,704
WestRock Co.	8,856	590,075

		684,779

Decision Support Software — 0.2%
MSCI, Inc.	4,000	556,920

Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	3,181	712,894

Distribution/Wholesale — 0.1%
Fastenal Co.	6,700	368,232

Diversified Banking Institutions — 3.9%
Bank of America Corp.	150,099	4,803,168
Citigroup, Inc.	52,974	4,157,400
Morgan Stanley	25,710	1,453,900

		10,414,468

Diversified Manufacturing Operations — 0.7%
Eaton Corp. PLC	17,028	1,429,841
Ingersoll-Rand PLC	3,955	374,262

		1,804,103

E-Commerce/Products — 2.0%
Amazon.com, Inc.†	2,443	3,544,524
eBay, Inc.†	41,210	1,672,302
Wayfair, Inc., Class A†	2,570	236,466

		5,453,292

156

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services — 0.1%
Expedia, Inc.	1,009	$129,162
IAC/InterActiveCorp†	570	82,633

		211,795

Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	19,620	552,892

Electric-Integrated — 1.1%
AES Corp.	44,810	518,004
CMS Energy Corp.	7,351	328,957
NextEra Energy, Inc.	8,594	1,361,461
Xcel Energy, Inc.	14,323	653,702

		2,862,124

Electronic Components-Semiconductors — 1.4%
Microchip Technology, Inc.	11,916	1,134,642
NVIDIA Corp.	4,431	1,089,140
Texas Instruments, Inc.	13,396	1,469,139

		3,692,921

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	4,670	313,684

Enterprise Software/Service — 0.8%
Oracle Corp.	36,337	1,874,626
Workday, Inc., Class A†	2,177	261,000

		2,135,626

Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	2,730	345,809

Finance-Auto Loans — 0.2%
Credit Acceptance Corp.†	1,816	598,753

Finance-Credit Card — 1.2%
Alliance Data Systems Corp.	1,306	335,198
Visa, Inc., Class A	23,593	2,930,958

		3,266,156

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	7,105	378,981

Finance-Mortgage Loan/Banker — 0.2%
FNF Group	14,400	561,312

Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	10,490	798,394

Food-Misc./Diversified — 0.8%
Conagra Brands, Inc.	13,680	519,840
Ingredion, Inc.	3,770	541,523
Mondelez International, Inc., Class A	21,695	963,258

		2,024,621

Food-Retail — 0.2%
Kroger Co.	15,032	456,371

Gold Mining — 0.2%
Newmont Mining Corp.	11,150	451,686

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	6,050	518,183
Wyndham Worldwide Corp.	5,450	676,508

		1,194,691

Human Resources — 0.2%
ManpowerGroup, Inc.	4,510	592,569

Independent Power Producers — 0.2%
NRG Energy, Inc.	19,260	500,953

Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,510	$297,908

Insurance-Life/Health — 0.3%
Brighthouse Financial, Inc.†	4,660	299,452
Lincoln National Corp.	4,750	393,300

		692,752

Insurance-Multi-line — 1.5%
Allstate Corp.	7,620	752,628
Assurant, Inc.	700	64,036
Chubb, Ltd.	6,993	1,091,957
Hartford Financial Services Group, Inc.	24,045	1,412,884
MetLife, Inc.	7,958	382,541
Voya Financial, Inc.	6,499	337,363

		4,041,409

Insurance-Property/Casualty — 0.5%
First American Financial Corp.	7,400	437,118
Progressive Corp.	14,840	802,844

		1,239,962

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	6,136	1,146,757

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	4,659	785,973

Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	16,996	2,766,609

Machinery-Farming — 0.3%
Deere & Co.	4,590	763,868

Medical Instruments — 0.4%
Boston Scientific Corp.†	34,844	974,238

Medical Products — 0.6%
Baxter International, Inc.	21,940	1,580,338

Medical-Biomedical/Gene — 1.8%
Amgen, Inc.	4,480	833,504
Biogen, Inc.†	2,371	824,658
Gilead Sciences, Inc.	20,040	1,679,352
Incyte Corp.†	2,625	237,011
Vertex Pharmaceuticals, Inc.†	6,563	1,095,168

		4,669,693

Medical-Drugs — 2.5%
AbbVie, Inc.	5,080	570,078
Bristol-Myers Squibb Co.	8,096	506,810
Johnson & Johnson	15,402	2,128,402
Merck & Co., Inc.	11,951	708,097
Pfizer, Inc.	70,756	2,620,802

		6,534,189

Medical-HMO — 2.7%
Aetna, Inc.	3,287	614,077
Anthem, Inc.	7,770	1,925,795
Centene Corp.†	6,080	652,019
Humana, Inc.	5,220	1,471,153
Molina Healthcare, Inc.†	3,040	277,734
UnitedHealth Group, Inc.	8,304	1,966,221
WellCare Health Plans, Inc.†	1,730	363,957

		7,270,956

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	1,820	307,362

Metal-Aluminum — 0.2%
Alcoa Corp.†	12,110	629,962

157

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	10,680	$208,260

Multilevel Direct Selling — 0.3%
Nu Skin Enterprises, Inc., Class A	9,390	674,578

Multimedia — 0.9%
Time Warner, Inc.	2,625	250,294
Walt Disney Co.	20,317	2,207,848

		2,458,142

Oil Companies-Exploration & Production — 2.0%
Cabot Oil & Gas Corp.	17,090	450,322
Concho Resources, Inc.†	6,094	959,439
ConocoPhillips	9,060	532,819
Devon Energy Corp.	4,290	177,477
Diamondback Energy, Inc.†	608	76,304
EOG Resources, Inc.	12,352	1,420,480
Parsley Energy, Inc., Class A†	9,830	231,988
Pioneer Natural Resources Co.	5,718	1,045,879
RSP Permian, Inc.†	8,261	327,797

		5,222,505

Oil Companies-Integrated — 0.3%
Chevron Corp.	5,403	677,266

Oil Refining & Marketing — 1.3%
Andeavor	4,930	533,229
HollyFrontier Corp.	12,100	580,316
Marathon Petroleum Corp.	10,690	740,496
Valero Energy Corp.	17,530	1,682,354

		3,536,395

Oil-Field Services — 0.1%
TechnipFMC PLC	8,060	261,628

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	1,230	97,391

Poultry — 0.2%
Pilgrim’s Pride Corp.†	16,530	459,038

Professional Sports — 0.1%
Madison Square Garden Co., Class A†	792	170,945

Publishing-Newspapers — 0.2%
News Corp., Class A	29,720	508,509

Real Estate Investment Trusts — 0.7%
American Tower Corp.	9,200	1,358,840
Chimera Investment Corp.	7,160	121,648
Equity Commonwealth†	4,800	143,568
Prologis, Inc.	1,290	83,992
Sunstone Hotel Investors, Inc.	4,220	71,107

		1,779,155

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	11,100	507,159

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	2,030	367,653

Retail-Apparel/Shoe — 0.6%
Burlington Stores, Inc.†	3,110	378,518
Gap, Inc.	7,160	237,998
PVH Corp.	5,883	912,336

		1,528,852

Security Description	Shares	Value (Note 2)
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	1,390	$1,063,961
O’Reilly Automotive, Inc.†	1,143	302,541

		1,366,502

Retail-Building Products — 1.2%
Home Depot, Inc.	12,196	2,450,176
Lowe’s Cos., Inc.	6,635	694,884

		3,145,060

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	8,550	624,663

Retail-Discount — 0.8%
Target Corp.	3,900	293,358
Walmart, Inc.	16,270	1,734,382

		2,027,740

Retail-Drug Store — 0.4%
CVS Health Corp.	13,601	1,070,263

Retail-Jewelry — 0.0%
Tiffany & Co.	960	102,384

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	2,100	136,017

Retail-Restaurants — 0.1%
Yum China Holdings, Inc.	4,530	210,147

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	12,695	1,166,417
Maxim Integrated Products, Inc.	5,776	352,336

		1,518,753

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	28,160	1,510,221
Lam Research Corp.	5,720	1,095,494
Teradyne, Inc.	4,500	206,280

		2,811,995

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	340	80,764

Software Tools — 0.5%
VMware, Inc., Class A†	10,760	1,331,980

Telephone-Integrated — 0.7%
AT&T, Inc.	39,470	1,478,151
Verizon Communications, Inc.	4,782	258,563

		1,736,714

Tobacco — 0.3%
Philip Morris International, Inc.	7,133	764,872

Tools-Hand Held — 0.2%
Snap-on, Inc.	3,368	576,972

Transport-Rail — 1.0%
Norfolk Southern Corp.	9,665	1,458,255
Union Pacific Corp.	8,160	1,089,360

		2,547,615

Web Hosting/Design — 0.2%
VeriSign, Inc.†	4,980	572,302

Web Portals/ISP — 1.9%
Alphabet, Inc., Class A†	2,726	3,222,732
Alphabet, Inc., Class C†	1,602	1,874,244

		5,096,976

Total Common Stocks (cost $130,006,281)		161,150,077

158

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.1%
ING Groep NV 6.88% due 04/16/2022(1)	$200,000	$216,761

Diversified Banking Institutions — 0.2%
Credit Suisse Group AG 7.50% due 12/11/2023*(1)	200,000	227,500
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(1)	185,000	181,415
HSBC Holdings PLC 6.38% due 03/30/2025(1)	200,000	214,250

		623,165

Total Preferred Securities/Capital Securities (cost $833,156)		839,926

ASSET BACKED SECURITIES — 4.8%
Diversified Financial Services — 4.8%
280 Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.43% (1 ML+0.88%) due 09/15/2034*(2)	160,000	160,299
A10 Securitization LLC Series 2016-1, Class A1 2.42% due 03/15/2035*(2)	39,265	39,266
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 1.76% (1 ML+0.20%) due 07/20/2046(3)	211,625	161,671
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	344,858	344,454
Banc of America Commercial Mtg. Trust VRS Series 2007-1, Class AMFX 5.48% due 01/15/2049(2)(4)	149,376	151,327
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(2)	370,000	374,324
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class A 2.43% (1ML+0.87%) due 06/15/2035*(2)	310,000	311,352
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(2)	120,000	119,658
BXP Trust VRS Series 2017-GM, Class B 3.42% due 06/13/2039*(2)(4)	260,000	256,758
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	109,175	110,186
CarFinance Capital Auto Trust Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	49,938
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	69,730
CGDB Commercial Mtg. Trust FRS Series 2017-BIO, Class A 2.31% (1 ML+0.75%) due 05/15/2030*(2)	143,000	143,134

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
CGDB Commercial Mtg. Trust FRS Series 2017-BIO, Class B 2.51% (1 ML+0.95%) due 05/15/2030*(2)	$100,000	$100,063
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class A 2.35% (1 ML+0.79%) due 07/15/2032*(2)	300,000	300,422
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class B 2.53% (1 ML+0.97%) due 07/15/2032*(2)	281,000	281,527
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(2)	177,900	177,741
Chicago Skyscraper Trust FRS Series 2017-SKY, Class A 2.36% (1 ML+0.80%) due 02/15/2030*(2)	180,000	180,111
Chicago Skyscraper Trust FRS Series 2017-SKY, Class B 2.66% (1 ML+1.10%) due 02/15/2030*(2)	100,000	100,062
Citigroup Commercial Mtg. Trust Series 2013-GC11, Class AS 3.42% due 04/10/2046(2)	90,000	89,453
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class C 4.15% due 04/10/2048(2)(4)	120,000	118,263
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 2.32% (1 ML+0.76%) due 12/25/2033	30,218	30,075
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(3)	128,152	97,126
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(3)	106,750	99,689
Cold Storage Pass-Through Certs. Trust FRS Series 2017-ICE3, Class A 2.56% (1ML+1.00%) due 04/15/2036*(2)	195,000	195,423
Colony American Homes, Inc. FRS Series 2014-1A, Class A 2.71% (1 ML+1.15%) due 05/17/2031*	86,180	86,368
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(2)	100,000	97,353
COMM Mtg. Trust Series 2015-CR25, Class A3 3.51% due 08/10/2048(2)	140,000	142,034
COMM Mtg. Trust Series 2013-CR11, Class A4 4.26% due 08/10/2050(2)	225,000	237,884
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.77% due 02/10/2047(2)(4)	310,000	323,997
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(3)	255,381	210,718

159

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Asset-Backed Certs. Trust FRS Series 2004-6, Class M1 2.46% (1 ML+0.90%) due 10/25/2034	$61,090	$60,165
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(3)	28,575	27,579
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR8, Class 2A1 3.43% due 09/25/2034(3)(4)	14,378	14,343
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A4 3.39% due 06/15/2050(2)	85,000	84,842
CSAIL Commercial Mtg. Trust Series 2017-CX9, Class A5 3.45% due 09/15/2050(2)	160,000	160,746
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.30% due 04/15/2050(2)(4)	165,000	165,812
Dell Equipment Finance Trust Series 2017-1, Class A2 1.86% due 06/24/2019*	100,000	99,907
Dell Equipment Finance Trust Series 2017-1, Class A3 2.14% due 04/22/2022*	100,000	99,638
Drive Auto Receivables Trust Series 2017-2, Class A3 1.82% due 06/15/2020	81,000	80,919
Drive Auto Receivables Trust Series 2017-BA, Class B 2.20% due 05/15/2020*	660,000	660,163
Exeter Automobile Receivables Trust Series 2018-1A, Class B 2.75% due 04/15/2022*	185,000	184,999
Exeter Automobile Receivables Trust Series 2018-1A, Class C 3.03% due 01/17/2023*	228,000	227,944
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 2.42% (1 ML+0.86%) due 06/25/2034	137,046	135,947
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	90,000	90,504
Fremont Home Loan Trust FRS Series 2005-C, Class M1 2.28% (1 ML+0.72%) due 07/25/2035	150,501	150,755
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(2)	175,000	172,826
GSAMP Trust FRS Series 2006-FM1, Class A2C 1.72% (1 ML+0.16%) due 04/25/2036	231,687	171,666
GSAMP Trust FRS Series 2006-NC1, Class A2 1.74% (1 ML+0.18%) due 02/25/2036	151	151

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
GSAMP Trust FRS Series 2005-SEA2, Class M1 2.08% (1 ML+0.52%) due 01/25/2045*	$115,000	$114,042
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class AS 4.05% due 01/15/2046(2)(4)	90,000	92,963
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2004-CBX, Class C 5.07% due 01/12/2037(2)(4)	135,000	137,515
JPMorgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(3)	73,959	75,164
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(2)(4)	327,310	258,741
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(3)	17,052	17,128
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 2.42% (1 ML+0.86%) due 07/25/2034	65,470	65,257
LSTAR Commercial Mtg. Trust Series 2016-4, Class A1 1.82% due 03/10/2049*(2)	274,647	271,674
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.29% due 08/15/2034*(2)(4)	137,000	135,375
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 5.81% due 06/12/2050(2)(4)	20,864	20,852
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(3)(4)	365,499	369,097
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	54,764
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	176,089
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(2)	145,000	144,389
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(2)	415,000	434,086
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class A 2.46% (1 ML+0.90%) due 02/15/2034*(2)	50,746	50,746
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class B 2.91% (1 ML+1.35%) due 02/15/2034*(2)	145,000	145,179

160

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class C 3.21% (1 ML+1.65%) due 02/15/2034*(2)	$45,000	$45,070
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 3.91% due 11/15/2049(2)(4)	95,000	92,561
Morgan Stanley Capital I Trust VRS Series 2007-HQ11, Class AJ 5.51% due 02/12/2044(2)(4)	123,532	123,362
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(2)	330,000	334,280
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 2.42% (1 ML+0.86%) due 11/25/2034	28,486	28,462
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 2.19% (1 ML+0.63%) due 05/25/2035	21,908	21,917
PFP, Ltd. FRS Series 2017-3, Class A 2.61% (1 ML+1.05%) due 01/14/2035*(2)	169,265	169,469
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	151,624	150,689
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 1.93% (1 ML+0.37%) due 08/25/2035	188,866	179,758
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	280,000	279,536
UBS Commercial Mtg. Trust VRS Series 2017-C4, Class C 4.46% due 10/15/2050(2)(4)	115,000	113,368
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.29% due 10/15/2044(2)(4)	213,776	214,966
Wachovia Bank Commercial Mtg. Trust VRS Series 2007-C33, Class AJ 6.01% due 02/15/2051(2)(4)	310,000	316,975
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(3)	73,793	60,556
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(2)	130,000	128,256
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 3.43% due 06/25/2035(3)(4)	127,741	130,345
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(3)	1,665	1,686
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(3)	45,296	45,021

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(2)	$130,000	$129,959

Total Asset Backed Securities (cost $13,384,718)		12,878,609

U.S. CORPORATE BONDS & NOTES — 10.3%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	55,000	55,887
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	185,000	181,535
Rockwell Collins, Inc. Senior Notes 2.80% due 03/15/2022	165,000	163,270
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	245,000	243,159

		643,851

Aerospace/Defense-Equipment — 0.1%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	20,000	20,159
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	130,000	127,108

		147,267

Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 3.25% due 11/15/2022	55,000	54,697
Mosaic Co. Senior Notes 4.05% due 11/15/2027	85,000	84,237

		138,934

Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	100,000	100,000

Applications Software — 0.2%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	265,000	249,407
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	125,000	135,852

		385,259

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	40,000	39,395
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	200,000	198,684
General Motors Co. Senior Notes 4.20% due 10/01/2027	85,000	85,489

161

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
General Motors Co. Senior Notes 5.00% due 04/01/2035	$20,000	$20,730
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	105,000	104,504
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	60,000	61,040

		509,842

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025*	70,000	73,150
Dana, Inc. Senior Notes 5.50% due 12/15/2024	20,000	20,850

		94,000

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	258,997
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	43,875

		302,872

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	230,000	228,745
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	140,000	136,361
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	255,150
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	120,000	120,282
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	60,000	66,623
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	40,000	45,013

		852,174

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	750,000	759,027
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	65,000	71,736

		830,763

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	325,000	334,578

Security Description	Principal Amount	Value (Note 2)
Broadcast Services/Program (continued)
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	$15,000	$14,627
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	65,000	66,391
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	50,000	51,500

		467,096

Building & Construction Products-Misc. — 0.0%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	50,000	48,395
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	35,000	34,737

		83,132

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	50,000	48,672
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	60,000	58,356

		107,028

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 3.50% due 11/15/2027	45,000	43,600

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	130,000	134,550
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	185,000	193,325
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	55,000	51,924
Comcast Corp. Company Guar. Notes 3.15% due 02/15/2028	105,000	101,668
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	115,000	106,648
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	80,000	72,875
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	10,000	10,943
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	50,000	55,808

162

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	$110,000	$107,493
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	255,000	239,152
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	66,369

		1,140,755

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	70,000	70,700
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	50,000	56,849

		127,549

Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	110,000	114,125
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	65,000	68,846
Sprint Spectrum Co. LLC Senior Sec. Notes 3.36% due 03/20/2023*	187,500	188,203
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	165,000	175,321

		546,495

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	40,000	42,500

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	70,000	68,812
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	30,000	31,660

		100,472

Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	45,000	47,869

Computers — 0.4%
Apple, Inc. Senior Notes 2.75% due 01/13/2025	235,000	228,728
Apple, Inc. Senior Notes 2.85% due 05/11/2024	180,000	177,801
Apple, Inc. Senior Notes 3.25% due 02/23/2026	300,000	299,578

Security Description	Principal Amount	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 3.35% due 02/09/2027	$90,000	$89,986
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	55,000	57,035
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	105,000	112,496
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	75,000	82,020

		1,047,644

Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024	120,000	140,280

Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	35,000	34,825

Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	64,814	65,786

Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	110,000	113,438

Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	110,000	111,138
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	40,000	38,167

		149,305

Diversified Banking Institutions — 1.7%
Bank of America Corp. Senior Notes 2.15% due 11/09/2020	15,000	14,794
Bank of America Corp. Senior Notes 2.37% due 07/21/2021	235,000	233,313
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	150,000	146,637
Bank of America Corp. Senior Notes 3.00% due 12/20/2023*	350,000	346,431
Bank of America Corp. Senior Notes 3.42% due 12/20/2028*	314,000	308,691
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	120,000	122,117

163

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	$240,000	$236,222
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	140,000	140,027
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	43,896
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	380,000	388,020
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	145,000	150,683
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	70,267
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	200,000	197,405
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	185,739
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	705,000	691,394
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	100,000	100,363
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	75,000	75,532
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	120,000	123,278
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	34,221
Morgan Stanley Senior Notes 2.38% due 07/23/2019	215,000	214,525
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,857
Morgan Stanley Senior Notes 2.80% due 06/16/2020	255,000	255,502
Morgan Stanley Senior Notes 3.59% due 07/22/2028	55,000	54,406
Morgan Stanley Senior Notes 3.77% due 01/24/2029	230,000	231,560
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	91,686
Morgan Stanley Senior Notes 4.38% due 01/22/2047	40,000	42,867

		4,509,433

Security Description	Principal Amount	Value (Note 2)
Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	$170,000	$168,498
General Electric Co. Senior Notes 4.50% due 03/11/2044	85,000	89,150
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	25,000	24,690
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	40,901

		323,239

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	55,000	53,887
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027*	110,000	107,884
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	65,000	66,944

		228,715

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Bonds 3.75% due 08/15/2047	105,000	105,803
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	41,804

		147,607

Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	70,000	68,403
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	65,000	68,456

		136,859

Electric-Integrated — 0.7%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028*	160,000	157,472
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	65,000	63,777
CMS Energy Corp. Senior Notes 3.45% due 08/15/2027	110,000	109,103
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	195,000	185,021
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	181,676
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	60,000	59,008

164

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duke Energy Progess, Inc. 1st Mtg. Notes 4.10% due 03/15/2043	$85,000	$90,025
Entergy Arkansas, Inc. 1st Mtg. Notes 3.75% due 02/15/2021	65,000	66,971
Entergy Corp. Senior Notes 2.95% due 09/01/2026	45,000	42,748
Eversource Energy Senior Notes 3.30% due 01/15/2028	160,000	157,029
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	130,000	130,884
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	50,000	50,514
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	15,000	16,536
PacifiCorp 1st Mtg. Notes 2.95% due 02/01/2022	110,000	110,745
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	80,000	81,270
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	95,000	90,137
Southern Power Co. Senior Notes 4.95% due 12/15/2046	40,000	43,337
Southwestern Public Service Co. 1st Mtg. Notes 3.70% due 08/15/2047	60,000	59,411
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	127,926
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	98,571

		1,922,161

Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 3.35% due 11/15/2027*	225,000	220,237

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	102,875
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	100,000	104,000
Microsemi Corp. Company Guar. Notes 9.13% due 04/15/2023*	45,000	50,288

		257,163

Security Description	Principal Amount	Value (Note 2)
Enterprise Software/Service — 0.2%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	$125,000	$128,906
Oracle Corp. Senior Notes 2.95% due 11/15/2024	165,000	163,152
Oracle Corp. Senior Notes 3.25% due 11/15/2027	270,000	267,387
Oracle Corp. Senior Notes 3.80% due 11/15/2037	10,000	10,254
Oracle Corp. Senior Notes 4.00% due 07/15/2046	65,000	67,158

		636,857

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.25% due 04/15/2021	60,000	61,200

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	110,429
Synchrony Financial Senior Notes 3.95% due 12/01/2027	71,000	69,752

		180,181

Finance-Other Services — 0.2%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	70,000	68,506
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	85,000	84,325
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 3.40% due 02/07/2028	160,000	159,530

		312,361

Food-Canned — 0.0%
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	60,000	62,250

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	35,000	34,217
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	87,000	94,045
McCormick & Co., Inc. Senior Notes 2.70% due 08/15/2022	55,000	54,169

		182,431

165

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.88% due 10/15/2046	$95,000	$86,969

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	90,000	92,034

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	35,000	36,925

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.60% due 12/15/2044	25,000	27,030
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	80,000	76,213
NiSource, Inc. Senior Notes 5.80% due 02/01/2042	25,000	30,234
Sempra Energy Senior Notes 3.25% due 06/15/2027	75,000	73,040
Sempra Energy Senior Notes 3.40% due 02/01/2028	90,000	88,190
Sempra Energy Senior Notes 3.80% due 02/01/2038	40,000	39,205

		333,912

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	60,000	60,300

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	202,560

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	45,307
MetLife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	38,699
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	105,840
Voya Financial, Inc. Company Guar. Notes 2.90% due 02/15/2018	51,000	51,017

		240,863

Insurance-Reinsurance — 0.0%
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	20,435

Security Description	Principal Amount	Value (Note 2)
Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	$65,000	$67,600
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	65,000	67,763

		135,363

Machinery-Pumps — 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	65,000	67,438

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.89% due 06/06/2022	30,000	29,494
Hill-Rom Holdings, Inc. Company Guar. Notes 5.75% due 09/01/2023*	65,000	67,681

		97,175

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	150,000	147,765
Celgene Corp. Senior Notes 4.35% due 11/15/2047	75,000	75,701
Celgene Corp. Senior Notes 5.00% due 08/15/2045	15,000	16,561
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	65,000	66,960

		306,987

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.30% due 05/14/2036	35,000	36,820
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	80,000	86,170
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	135,000	133,650

		256,640

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	145,000	144,320
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	40,000	45,639
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	45,785

		235,744

166

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	$230,000	$234,887
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	115,000	129,088
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	205,000	206,025

		570,000

Multimedia — 0.0%
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	80,000	73,962
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	32,040

		106,002

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	100,000	102,125

Oil Companies-Exploration & Production — 0.1%
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	45,000	45,562
Hess Corp. Senior Notes 4.30% due 04/01/2027	35,000	35,190
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	70,000	74,550
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	34,000	37,836
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	60,000	61,800
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	95,000	98,325

		353,263

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	120,000	118,924

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	15,000	15,891
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	20,000	22,567

		38,458

Security Description	Principal Amount	Value (Note 2)
Oil-Field Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	$70,000	$68,252
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Bonds 4.08% due 12/15/2047	45,000	44,479
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	135,000	140,155

		252,886

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	40,000	41,350

Pipelines — 0.3%
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	40,000	44,041
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	135,000	132,356
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	130,000	137,161
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	115,000	127,392
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	66,023
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	22,042
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	97,000	103,511
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	20,000	21,117
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	35,268
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	50,868
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	55,000	56,349
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	15,000	16,251

		812,379

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	61,800
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	75,000	78,563

		140,363

167

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	$120,000	$113,527
American Tower Corp. Senior Notes 3.60% due 01/15/2028	35,000	33,935
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	130,000	126,262
CoreCivic, Inc. Company Guar. Notes 4.63% due 05/01/2023	130,000	132,600
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	60,000	59,413
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	70,000	71,925
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	106,977
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	45,206
Simon Property Group LP Senior Notes 3.38% due 12/01/2027	145,000	142,339
Ventas Realty LP Company Guar. Notes 3.85% due 04/01/2027	110,000	109,650
Ventas Realty LP Company Guar. Notes 4.38% due 02/01/2045	8,000	8,064

		949,898

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	85,000	85,637
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	5,000	5,369
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	48,000	52,620
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	70,000	67,200
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	70,000	73,150
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	75,000	74,906

		358,882

Retail-Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	90,000	84,497

Security Description	Principal Amount	Value (Note 2)
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	$64,124	$77,434
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	85,000	82,653

		160,087

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	100,000	62,875

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 3.85% due 05/01/2027	55,000	55,200

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc. Senior Notes 3.50% due 12/05/2026	180,000	178,371

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	45,000	53,239

Telecommunication Equipment — 0.1%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	45,000	47,925
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	90,000	94,697

		142,622

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	85,000	82,705
AT&T, Inc. Senior Notes 3.90% due 08/14/2027	95,000	94,586
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	372,000	367,254
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	150,000	140,463
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	125,000	132,096
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	80,200
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	88,687
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	95,000	88,806
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	195,000	199,925
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	36,000	35,892

168

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Windstream Services LLC/Windstream Finance Corp. Company Guar. Notes 8.75% due 12/15/2024*	$206,000	$144,200

		1,454,814

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	61,800

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	60,000	58,500
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	60,000	60,750

		119,250

Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	65,106
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	94,494
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022*	185,000	181,715
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027*	210,000	205,283
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	55,000	56,534
Philip Morris International, Inc. Senior Notes 2.38% due 08/17/2022	155,000	151,010
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	38,735
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	5,026
Philip Morris International, Inc. Senior Notes 4.25% due 11/10/2044	50,000	51,675
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	101,000	105,792

		955,370

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	160,000	157,871
Aviation Capital Group LLC Senior Notes 3.50% due 11/01/2027*	90,000	86,165

		244,036

Security Description	Principal Amount	Value (Note 2)
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	$110,000	$112,721
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	130,000	125,472

		238,193

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.88% due 08/01/2042	35,000	34,639

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	101,530

Total U.S. Corporate Bonds & Notes (cost $27,359,653)		27,407,828

FOREIGN CORPORATE BONDS & NOTES — 3.1%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 5.25% due 01/15/2045	75,000	84,910

Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	60,000	64,875

Banks-Commercial — 0.9%
Bank of Montreal Senior Notes 2.35% due 09/11/2022	215,000	208,871
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	121,936
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	204,954
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	250,000	248,278
BPCE SA Senior Notes 3.50% due 10/23/2027*	250,000	242,058
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	250,000	254,118
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	340,000	351,622
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	253,458
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	199,986
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	199,977

169

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	$65,000	$66,209

		2,351,467

Banks-Special Purpose — 0.1%
Nederlandse Waterschapsbank NV Senior Notes 2.13% due 11/15/2021*	200,000	196,110

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	15,000	16,182

Cable/Satellite TV — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	225,000	237,937

Chemicals-Diversified — 0.1%
INEOS Group Holdings SA Company Guar. Notes 5.63% due 08/01/2024*	200,000	205,250

Diversified Banking Institutions — 0.4%
Credit Agricole SA Senior Notes 2.38% due 07/01/2021*	250,000	245,777
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	195,000	191,244
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	45,000	44,027
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	70,000	68,775
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	249,462
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	285,000	278,833

		1,078,118

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	200,000	205,691

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.00% due 09/15/2023*	250,000	236,021

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	59,476

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	200,000	199,684

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	$200,000	$192,572

		392,256

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.95% due 02/01/2022	308,000	314,318

Food-Confectionery — 0.1%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	200,000	193,178

Investment Management/Advisor Services — 0.1%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	252,080

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	101,827
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	100,000	95,803
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	165,000	149,069

		346,699

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	150,000	150,865
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	85,000	85,345
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	35,000	36,579
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	15,000	16,152

		288,941

Oil Companies-Exploration & Production — 0.1%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	30,100
Pertamina Persero PT Senior Notes 5.63% due 05/20/2043	200,000	215,530

		245,630

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	84,096
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	120,000	123,028

170

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	$55,000	$54,578
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037	17,000	17,650
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	48,000	57,633
KazMunayGas National Co. Senior Notes 5.75% due 04/19/2047*	200,000	213,078
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	220,000	217,690
Petroleos Mexicanos FRS Company Guar. Notes 5.19% (3 ML+3.65%) due 03/11/2022*	169,000	186,196
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	38,000	37,815

		991,764

Pipelines — 0.1%
Abu Dhabi Crude Oil Pipeline LLC Senior Sec. Notes 4.60% due 11/02/2047*	200,000	201,010
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	75,000	73,989
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	65,000	71,123

		346,122

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	50,000	54,438

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	94,868

Total Foreign Corporate Bonds & Notes (cost $8,286,765)		8,256,331

U.S. GOVERNMENT AGENCIES — 11.7%
Federal Home Loan Mtg. Corp. — 3.2%
3.00% due 08/01/2043	132,833	130,970
3.00% due 09/01/2046	47,696	47,012
3.00% due 12/01/2046	1,243,523	1,220,163
3.50% due 02/01/2030	211,576	217,724
3.50% due 03/01/2031	114,544	117,908
3.50% due 05/01/2042	90,980	92,061
3.50% due 08/01/2042	35,904	36,438
3.50% due 09/01/2044	59,170	60,100
3.50% due 01/01/2045	76,023	77,218
3.50% due 05/01/2045	134,305	136,417
3.50% due 07/01/2045	149,108	151,337
3.50% due 09/01/2047	1,045,294	1,057,206
3.50% due 11/01/2047	237,171	239,873

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 12/01/2047	$1,548,196	$1,565,839
4.00% due 11/01/2047	1,420,177	1,469,811
4.00% due February 30 TBA	80,000	82,673
4.50% due 10/01/2019	7,317	7,386
5.00% due 03/01/2019	1,585	1,610
5.50% due 07/01/2034	38,931	42,811
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2011-K12, Class B 4.34% due 01/25/2046*(2)(4)	130,000	134,195
Series 2017-K70, Class B
3.80% due 12/25/2049*(2)(4)	65,000	64,299
Series 2015-K51, Class C
3.95% due 10/25/2048*(2)(4)	115,000	111,398
Series 2012-K18, Class B
4.26% due 01/25/2045*(2)(4)	220,000	227,756
Series 2011-K16, Class B
4.60% due 11/25/2046*(2)(4)	255,000	267,044
Series 2011-K10, Class B
4.62% due 11/25/2049*(2)(4)	285,000	295,773
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI
3.00% due 05/15/2027(3)(5)	42,061	3,860
Series 4097, Class CI
3.00% due 08/15/2027(3)(5)	128,003	11,129
Series 4097, Class HI
3.00% due 08/15/2027(3)(5)	275,553	27,205
Series 4207, Class JI
3.00% due 05/15/2028(3)(5)	328,180	32,134
Series 4323, Class IW
3.50% due 04/15/2028(3)(5)	148,824	13,951
Federal Home Loan Mtg. Corp. REMIC FRS Series 4570, Class ST 4.44% (6.00%-1ML) due 04/15/2046(3)(5)(6)	406,595	78,247
Federal Home Loan Mtg. Corp. STRIPS FRS Series 317, Class F3 2.08% (1M + 0.52%) due 11/15/2043(3)	272,909	275,288
Series 326, Class F2 2.11% (1M + 0.55%) due 03/15/2044(3)	77,700	78,356

		8,375,192

Federal National Mtg. Assoc. — 6.9%
Federal National Mtg. Assoc. 1.88% due 09/24/2026	815,000	754,411
3.00% due 05/01/2027	30,653	30,897
3.00% due 06/01/2027	34,908	35,186
3.00% due 12/01/2030	151,765	152,884
3.00% due 01/01/2031	321,997	323,907
3.00% due 05/01/2043	291,112	286,934
3.00% due 07/01/2043	900,139	887,126
3.00% due 08/01/2043	467,363	460,584
3.00% due 12/01/2043	479,404	472,527
3.00% due 04/01/2045	14,913	14,645
3.00% due 06/01/2045	14,183	13,920
3.00% due 07/01/2045	120,137	117,895
3.00% due 08/01/2045	1,575,296	1,546,071
3.00% due 09/01/2045	103,915	101,965
3.00% due 10/01/2045	62,163	60,996
3.00% due 11/01/2047	1,298,509	1,273,550
3.06% due 09/01/2029	147,000	144,810

171

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.10% due 01/01/2026	$230,000	$230,889
3.50% due 11/01/2030	45,979	47,205
3.50% due 12/01/2030	80,529	82,682
3.50% due 01/01/2031	46,050	47,352
3.50% due 02/01/2031	49,041	50,384
3.50% due 03/01/2031	47,660	48,964
3.50% due 03/01/2042	14,778	15,009
3.50% due 08/01/2042	88,768	90,116
3.50% due 09/01/2042	32,376	32,883
3.50% due 10/01/2042	26,015	26,416
3.50% due 12/01/2042	106,041	107,677
3.50% due 02/01/2043	89,056	90,374
3.50% due 08/01/2044	495,860	502,392
3.50% due 03/01/2045	148,133	150,253
3.50% due 07/01/2045	265,006	268,786
3.50% due 08/01/2045	465,853	471,961
3.50% due 10/01/2047	1,506,170	1,522,394
3.50% due 12/01/2047	1,151,058	1,162,540
3.50% due 01/01/2048	149,465	151,044
3.50% due 10/01/2056	188,752	190,876
4.00% due 12/01/2041	231,520	241,466
4.00% due 03/01/2042	900,975	938,786
4.00% due 12/01/2042	126,146	130,864
4.00% due 02/01/2043	47,565	49,350
4.00% due 03/01/2044	74,653	77,442
4.00% due 04/01/2046	15,295	15,925
4.00% due 12/01/2047	1,032,927	1,069,631
4.00% due February 30 TBA	530,000	547,453
4.50% due 04/01/2041	892,842	948,549
4.50% due 09/01/2041	152,247	161,758
4.50% due 10/01/2042	139,354	149,367
4.50% due 06/01/2044	535,929	569,663
5.00% due 03/01/2018	55	55
5.00% due 04/01/2018	131	133
5.00% due 07/01/2018	678	688
5.00% due 08/01/2018	671	681
5.00% due 06/01/2019	3,770	3,824
5.00% due 08/01/2035	70,338	75,917
5.00% due 09/01/2041	146,159	157,405
5.50% due 04/01/2037	89,024	97,850
Federal National Mtg. Assoc. REMIC
Series 2012-145, Class EI
3.00% due 01/25/2028(3)(5)	119,180	10,830
Series 2012-150, Class BI
3.00% due 01/25/2028(3)(5)	142,251	12,858
Series 2013-10, Class YI
3.00% due 02/25/2028(3)(5)	110,879	9,826
Series 2014-13, Class KI
3.50% due 03/25/2029(3)(5)	207,335	22,334
Series 2017-46, Class LB
3.50% due 12/25/2052(3)	417,844	426,057
Series 2017-49, Classs JA
4.00% due 07/25/2053(3)	400,204	413,769
Series 2010-116, Class BI
5.00% due 08/25/2020(3)(5)	23,590	646
Federal National Mtg. Assoc. REMIC FRS
Series 2016-38, Class SA
4.44% (6.00%-1ML) due 06/25/2046(3)(5)(6)	428,656	82,202
Series 2016-63, Class AS
4.44% (6.00%-1ML) due 09/25/2046(3)(5)(6)	347,485	66,832

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC VRS Series 2017-49, Class JA 2.94% due 09/25/2027(2)(4)	$165,000	$162,537
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3
4.00% due 07/25/2030(3)(5)	213,919	26,917

		18,440,120

Government National Mtg. Assoc. — 1.6%
3.50% due 01/20/2043	1,056,858	1,082,005
3.50% due 05/20/2043	529,265	541,860
3.50% due 04/20/2046	58,431	59,569
3.50% due 05/20/2046	53,156	54,187
3.50% due 01/20/2047	356,785	363,532
3.50% due 08/20/2047	78,554	80,046
4.00% due 07/20/2047	1,216,647	1,261,136
4.00% due 09/20/2047	68,547	71,187
4.50% due 05/15/2039	36,334	38,718
4.50% due 07/20/2040	17,977	19,000
4.50% due 10/20/2040	110,250	116,532
4.50% due 08/20/2045	78,216	82,647
5.50% due 01/15/2034	55,457	60,344
7.50% due 01/15/2032	33,129	39,201
Government National Mtg. Assoc. REMIC
Series 2010-68, Class WA
3.00% due 12/16/2039(3)	67,902	67,956
Series 2010-116, Class HB
4.00% due 09/20/2040(3)	236,336	244,364
Government National Mtg. Assoc. REMIC FRS Series 2005-C, Class M1 4.64% (6.20%-1ML) due 10/20/2045(3)(5)(6)	349,560	71,763

		4,254,047

Total U.S. Government Agencies (cost $31,881,033)		31,069,359

U.S. GOVERNMENT TREASURIES — 5.6%
United States Treasury Bonds — 2.0%
2.25% due 08/15/2046	953,000	825,834
2.75% due 08/15/2047	190,000	182,682
2.75% due 11/15/2047	525,000	505,025
2.88% due 11/15/2046	425,000	419,439
3.00% due 05/15/2045	720,000	729,028
3.00% due 02/15/2047	750,000	758,643
3.00% due 05/15/2047	360,000	363,923
4.50% due 02/15/2036	1,225,000	1,520,914

		5,305,488

United States Treasury Notes — 3.6%
1.50% due 07/15/2020	2,090,000	2,053,588
1.63% due 10/15/2020	1,100,000	1,081,610
1.88% due 12/15/2020	2,755,000	2,723,576
2.00% due 12/31/2021	1,030,000	1,013,222
2.00% due 11/15/2026	520,000	490,831
2.13% due 12/31/2022	145,000	142,298
2.38% due 05/15/2027	2,270,000	2,205,447

		9,710,572

Total U.S. Government Treasuries (cost $15,209,633)		15,016,060

MUNICIPAL BONDS & NOTES — 0.3%
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	297,072

172

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	$120,000	$136,280
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	178,750
Virginia Commonwealth Transportation Board Revenue Bonds Series A 5.00% due 05/15/2031	30,000	35,699
Virginia Commonwealth Transportation Board Revenue Bonds Series A 5.00% due 05/15/2033	15,000	17,723

Total Municipal Bonds & Notes (cost $572,948)		665,524

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Regional Authority — 0.1%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	400,000	396,082

Sovereign — 0.4%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	214,298
Republic of Argentina Senior Notes 6.88% due 04/22/2021	150,000	159,975
Republic of Argentina Senior Bonds 6.88% due 01/11/2048	170,000	164,475
Republic of Ecuador Senior Notes 7.88% due 01/23/2028*	200,000	203,100
Sultanate of Oman Senior Bonds 6.75% due 01/17/2048*	235,000	238,995

		980,843

Total Foreign Government Obligations (cost $1,364,571)		1,376,925

Total Long-Term Investment Securities (cost $228,898,758)		258,660,639

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 1.24% due 02/15/2018	750,000	749,651
1.34% due 03/22/2018(8)	190,000	189,657

Total Short-Term Investment Securities (cost $939,295)		939,308

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest 0.20%, dated 01/31/2018 to be repurchased 02/01/2018 in the amount of $5,433,030 and collateralized by $5,660,000 of United States Treasury Notes, bearing interest at 1.88%, due 09/30/2022 and having an approximate value of $5,542,317 (cost $5,433,000)	$5,433,000	$5,433,000

TOTAL INVESTMENTS (cost $235,271,053)(7)	99.6%	265,032,947
Other assets less liabilities	0.4	1,026,840

NET ASSETS	100.0%	$266,059,787

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $18,143,930 representing 6.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2018.
(7)	See Note 3 for cost of investments on a tax basis.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

173

SunAmerica Series Trust SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
12	Long	S&P 500 E-Mini Index	March 2018	1,685,377	$1,695,480	$10,103
81	Long	U.S. Treasury 2 Year Notes	March 2018	17,335,775	17,271,985	(63,790)
46	Long	U.S. Treasury 5 Year Notes	March 2018	5,310,514	5,276,703	(33,811)
19	Long	U.S. Treasury Long Bonds	March 2018	2,903,629	2,808,438	(95,191)
3	Long	U.S. Ultra Bonds	March 2018	498,819	485,813	(13,006)
1	Short	U.S. Treasury 10 Year Notes	March 2018	122,248	121,578	670
68	Short	U.S. Treasury 10 Year Ultra Notes	March 2018	9,086,460	8,853,813	232,647

						$37,622

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$161,150,077	—	$—	$161,150,077
Preferred Securities/Capital Securities	—	839,926	—	839,926
Asset Backed Securities	—	12,878,609	—	12,878,609
U.S. Corporate Bonds & Notes	—	27,407,828	—	27,407,828
Foreign Corporate Bonds & Notes	—	8,256,331	—	8,256,331
U.S. Government Agencies	—	31,069,359	—	31,069,359
U.S. Government Treasuries	—	15,016,060	—	15,016,060
Municipal Bonds & Notes	—	665,524	—	665,524
Foreign Government Obligations	—	1,376,925	—	1,376,925
Short-Term Investment Securities	—	939,308	—	939,308
Repurchase Agreements	—	5,433,000	—	5,433,000

Total Investments at Value	$161,150,077	$103,882,870	$—	$265,032,947

Other Financial Instruments:+
Futures Contracts	$243,420	$—	$—	$243,420

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$205,798	$—	$—	$205,798

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

174

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	20.2%
Electronic Components-Semiconductors	6.5
Internet Application Software	5.7
Semiconductor Components-Integrated Circuits	5.5
Diversified Financial Services	4.4
Oil Refining & Marketing	4.3
E-Commerce/Products	3.1
Steel-Producers	2.8
Airlines	2.5
Oil Companies-Integrated	2.4
Insurance-Multi-line	2.4
Insurance-Property/Casualty	2.3
Metal-Iron	1.9
Electronic Components-Misc.	1.7
Entertainment Software	1.7
Metal-Diversified	1.6
Cellular Telecom	1.5
Internet Content-Entertainment	1.5
Auto-Cars/Light Trucks	1.5
Chemicals-Diversified	1.4
Schools	1.4
Time Deposits	1.2
Tobacco	1.1
Computer Services	1.1
Coal	1.0
Food-Meat Products	1.0
Real Estate Operations & Development	1.0
Appliances	1.0
Industrial Audio & Video Products	0.8
Diamonds/Precious Stones	0.7
Banks-Special Purpose	0.7
Metal Processors & Fabrication	0.7
Building Products-Cement	0.6
Metal Products-Distribution	0.6
Diversified Minerals	0.6
Petrochemicals	0.6
Multimedia	0.6
Public Thoroughfares	0.5
Building-Residential/Commercial	0.5
Computers-Other	0.5
Electric-Integrated	0.5
Electric-Generation	0.5
Building Products-Doors & Windows	0.5
Circuit Boards	0.4
Diversified Operations	0.4
Miscellaneous Manufacturing	0.4
Forestry	0.4
Networking Products	0.4
Food-Retail	0.4
Auto/Truck Parts & Equipment-Replacement	0.3
Chemicals-Specialty	0.3
Toys	0.3
Chemicals-Other	0.3
Consulting Services	0.3
Water	0.3
Auto/Truck Parts & Equipment-Original	0.2
Metal-Aluminum	0.2
Containers-Paper/Plastic	0.2
Food-Confectionery	0.2
Machinery-Construction & Mining	0.2
Registered Investment Companies	0.2

Electric-Transmission	0.2%
Retail-Automobile	0.2
Telecom Equipment-Fiber Optics	0.2
Industrial Automated/Robotic	0.2
Electric Products-Misc.	0.2
Finance-Consumer Loans	0.2
Food-Misc./Diversified	0.1
Paper & Related Products	0.1
Semiconductor Equipment	0.1

99.5%

Country Allocation*

South Korea	17.3%
Cayman Islands	16.6
China	13.9
Taiwan	10.5
Brazil	8.7
Russia	6.4
Turkey	4.6
Thailand	4.0
India	3.1
South Africa	2.0
Malaysia	1.9
Hong Kong	1.7
Indonesia	1.5
Poland	1.5
Hungary	1.4
United States	1.2
Panama	0.9
Bermuda	0.6
United Kingdom	0.4
Vietnam	0.4
Netherlands	0.4
Jersey	0.2
Mexico	0.2
Cyprus	0.1

99.5%

*	Calculated as a percentage of net assets
#	See Note 1

175

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Bermuda — 0.6%
Haier Electronics Group Co., Ltd.	496,000	$1,699,271
Nine Dragons Paper Holdings, Ltd.	236,000	367,456

		2,066,727

Brazil — 8.7%
Banco do Brasil SA	370,678	4,616,605
Banco Santander Brasil SA	182,560	2,053,657
Cia de Saneamento de Minas Gerais-COPASA	40,109	567,770
Cia. de Saneamento do Parana (Preference Shares)	58,515	194,866
Estacio Participacoes SA	190,610	2,096,949
Fibria Celulose SA	82,229	1,416,424
Itau Unibanco Holding SA ADR	450,488	7,388,003
Kroton Educacional SA	612,565	3,124,351
Metalurgica Gerdau SA (Preference Shares)	594,230	1,283,209
MRV Engenharia e Participacoes SA	432,636	2,057,262
Qualicorp SA	103,887	997,459
Transmissora Alianca de Energia Eletrica SA	123,790	782,915
Vale SA ADR	454,790	5,953,201

		32,532,671

Cayman Islands — 16.6%
AAC Technologies Holdings, Inc.	208,500	3,486,261
Alibaba Group Holding, Ltd. ADR†	57,132	11,671,496
Country Garden Holdings Co., Ltd.	910,000	1,956,652
Dali Foods Group Co., Ltd.*	804,500	790,858
Geely Automobile Holdings, Ltd.	538,000	1,722,805
General Interface Solution Holding, Ltd.	271,000	2,017,704
IGG, Inc.	1,519,000	1,687,422
Kingboard Chemical Holdings, Ltd.	189,500	1,042,866
Kingboard Laminates Holdings, Ltd.	627,500	1,105,374
Lee & Man Paper Manufacturing, Ltd.	687,000	809,718
NetEase, Inc. ADR	13,546	4,336,887
Nexteer Automotive Group, Ltd.	401,000	859,141
Tencent Holdings, Ltd.	360,200	21,346,822
WH Group, Ltd.*	3,138,500	3,887,694
Xinyi Glass Holdings, Ltd.	1,096,000	1,667,261
YY, Inc., ADR†	21,120	2,808,115
Zhongsheng Group Holdings, Ltd.	289,000	726,319

		61,923,395

China — 13.9%
Air China, Ltd., Class H	1,240,000	1,813,401
Angang Steel Co., Ltd.	194,000	211,294
Anhui Conch Cement Co., Ltd.	442,500	2,438,016
China Construction Bank Corp.	9,247,000	10,662,364
China Merchants Bank Co., Ltd.	958,500	4,698,980
China Shenhua Energy Co., Ltd., Class H	625,000	1,945,472
Guangzhou Automobile Group Co., Ltd.	1,606,000	3,637,939
Huadian Power International Corp., Ltd.	1,172,000	444,969
Huaneng Power International, Inc.	460,000	296,958
Industrial & Commercial Bank of China, Ltd.	8,129,000	7,689,798
PICC Property & Casualty Co., Ltd.	1,608,000	3,338,245
Ping An Insurance Group Co. of China, Ltd.	743,500	8,805,875
Shenzhen Expressway Co., Ltd.	910,000	956,223
Weichai Power Co., Ltd.	960,000	1,200,207

Security Description	Shares	Value (Note 2)

China (continued)
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co.*	156,000	$723,898
Yanzhou Coal Mining Co., Ltd.	736,000	1,283,330
Yirendai, Ltd. ADR	15,790	638,232
Zhejiang Expressway Co., Ltd.	1,056,000	1,250,032

		52,035,233

Cyprus — 0.1%
Ros Agro PLC GDR	50,426	518,379

Hong Kong — 1.7%
China Overseas Land & Investment, Ltd.	456,000	1,766,256
China Resources Power Holdings Co., Ltd.	514,000	948,804
Fosun International, Ltd.	1,502,500	3,549,462

		6,264,522

Hungary — 1.4%
MOL Hungarian Oil & Gas PLC	128,629	1,571,370
OTP Bank PLC	78,843	3,655,249

		5,226,619

India — 3.1%
HDFC Bank, Ltd. ADR	48,640	5,281,818
Infosys, Ltd. ADR	225,335	4,058,283
Vedanta, Ltd. ADR	105,128	2,251,842

		11,591,943

Indonesia — 1.5%
Bank Negara Indonesia Persero Tbk PT	3,025,700	2,124,329
Bank Rakyat Indonesia Persero Tbk PT	9,821,100	2,714,125
United Tractors Tbk PT	270,300	785,351

		5,623,805

Jersey — 0.2%
United Co. RUSAL PLC	1,179,000	856,068

Malaysia — 1.9%
AirAsia Bhd	2,078,500	2,205,968
CIMB Group Holdings Bhd	1,383,900	2,572,040
Malayan Banking Bhd	857,400	2,220,448

		6,998,456

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	87,440	560,014

Netherlands — 0.4%
X5 Retail Group NV GDR†	33,806	1,296,122

Panama — 0.9%
Copa Holdings SA, Class A	24,746	3,423,114

Poland — 1.5%
Jastrzebska Spolka Weglowa SA†	25,700	746,094
KGHM Polska Miedz SA	52,950	1,741,839
Polski Koncern Naftowy Orlen SA	93,029	3,017,172

		5,505,105

Russia — 6.4%
Aeroflot PJSC	264,285	629,059
Alrosa PJSC	1,904,933	2,762,187
Magnitogorsk Iron & Steel OJSC†	1,169,926	951,852
MMC Norilsk Nickel PJSC ADR	199,643	4,114,642
Mobile TeleSystems PJSC ADR	227,484	2,761,656

176

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Russia (continued)
RusHydro PJSC	54,509,820	$706,447
Sberbank of Russia PJSC ADR	409,767	8,293,684
Severstal PJSC GDR	99,712	1,637,271
Tatneft PJSC ADR	36,953	2,228,635

		24,085,433

South Africa — 2.0%
Kumba Iron Ore, Ltd.	39,134	1,186,351
Naspers, Ltd., Class N	7,732	2,207,731
Standard Bank Group, Ltd.	238,455	4,039,116

		7,433,198

South Korea — 17.3%
Hana Financial Group, Inc.	89,557	4,369,452
Hyosung Corp.†	18,876	2,386,346
Hyundai Marine & Fire Insurance Co., Ltd.†	39,386	1,709,548
Industrial Bank of Korea†	166,010	2,588,441
Korea Electric Power Corp.	31,508	1,054,840
KT&G Corp.	42,330	4,221,702
LG Chem, Ltd.	5,469	2,212,490
LG Corp.†	20,650	1,723,009
LG Electronics, Inc.	7,025	674,311
NCSoft Corp.†	6,532	2,703,698
PearlAbyss Corp.†	4,630	1,089,157
POSCO	11,991	4,272,675
PSK, Inc.†	5,578	127,978
S-Oil Corp.	20,343	2,343,203
Samsung Electronics Co., Ltd.	8,719	20,371,686
SFA Engineering Corp.†	19,218	695,581
Shinhan Financial Group Co., Ltd.	90,511	4,517,710
Silicon Works Co, Ltd.	1,534	77,142
SK Hynix, Inc.	45,176	3,109,459
SK Innovation Co., Ltd.	22,381	4,286,102
TES Co, Ltd.	6,371	209,115

		64,743,645

Taiwan — 10.5%
Accton Technology Corp.	352,000	1,413,048
Catcher Technology Co., Ltd.	213,000	2,440,926
Compeq Manufacturing Co., Ltd.†	443,000	550,226
CTBC Financial Holding Co., Ltd.	5,039,000	3,682,582
E Ink Holdings, Inc.	663,000	1,207,915
FLEXium Interconnect, Inc.	321,963	1,226,189
Fubon Financial Holding Co., Ltd.	1,494,000	2,778,295
Macronix International†	1,213,000	1,901,978
Merry Electronics Co., Ltd.	459,000	2,881,989
Nanya Technology Corp.	194,000	528,507
Phison Electronics Corp.	63,000	644,147
Taiwan Semiconductor Manufacturing Co., Ltd.	69,000	603,695
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	366,941	16,626,097
Winbond Electronics Corp.†	1,109,000	899,894
Yageo Corp.	143,000	1,898,784

		39,284,272

Thailand — 4.0%
Kiatnakin Bank PCL	486,700	1,270,362
Krung Thai Bank PCL NVDR	2,978,000	1,901,660
PTT Global Chemical PCL	701,500	2,155,791
PTT PCL NVDR	324,400	5,095,939

Security Description	Shares/ Principal Amount	Value (Note 2)

Thailand (continued)
Star Petroleum Refining PCL NVDR	2,405,600	$1,282,679
Thai Oil PCL NVDR	582,000	1,904,693
Tisco Financial Group PCL	439,100	1,240,752

		14,851,876

Turkey — 4.6%
Akbank Turk AS	559,116	1,625,285
Eregli Demir ve Celik Fabrikalari TAS	554,244	1,468,010
Petkim Petrokimya Holding AS	1,488,552	3,146,223
Tekfen Holding AS	348,022	1,502,667
Tupras Turkiye Petrol Rafinerileri AS	102,920	3,161,627
Turk Hava Yollari AO†	263,540	1,156,136
Turkcell Iletisim Hizmetleri AS	739,380	3,072,385
Turkiye Halk Bankasi AS	821,635	2,217,798

		17,350,131

United Kingdom — 0.2%
Evraz PLC	156,662	826,796

Vietnam — 0.4%
Hoa Phat Group JSC†	538,720	1,477,911

Total Common Stocks (cost $247,770,305)		366,475,435

REGISTERED INVESTMENT COMPANIES — 0.2%
JPMorgan Indian Investment Trust PLC (cost $652,818)	72,858	783,097

Total Long-Term Investment Securities (cost $248,423,123)		367,258,532

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 02/01/2018 (cost $4,559,000)	$4,559,000	4,559,000

TOTAL INVESTMENTS (cost $252,982,123)(1)	99.5%	371,817,532
Other assets less liabilities	0.5	1,859,590

NET ASSETS	100.0%	$373,677,122

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $5,402,450 representing 1.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

177

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices		Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Malaysia	$—	$6,998,456	**	$—	$6,998,456
Russia	19,035,888	5,049,545		—	24,085,433
Other Countries	335,391,546	—		—	335,391,546
Registered Investment Companies	783,097	—		—	783,097
Short-Term Investment Securities	—	4,559,000		—	4,559,000

Total Investments at Value	$355,210,531	$16,607,001		$—	$371,817,532

* For a detailed presentation of investments, please refer to the Portfolio of Investments.
** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (See Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $91,229,414 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

178

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Medical-Drugs	7.9%
Banks-Super Regional	7.6
Oil Companies-Exploration & Production	4.4
Investment Management/Advisor Services	4.3
Oil Companies-Integrated	4.1
Insurance-Multi-line	3.9
Diversified Manufacturing Operations	3.9
Diversified Banking Institutions	3.6
Electric-Integrated	2.7
Applications Software	2.6
Real Estate Investment Trusts	2.5
Insurance-Property/Casualty	2.5
Tobacco	2.4
Banks-Commercial	2.2
Finance-Other Services	2.2
Beverages-Non-alcoholic	2.2
Retail-Building Products	2.1
Computers	2.1
Semiconductor Components-Integrated Circuits	2.0
Chemicals-Diversified	2.0
Electronic Components-Semiconductors	2.0
Transport-Rail	1.9
Time Deposits	1.8
Food-Misc./Diversified	1.5
Aerospace/Defense	1.5
Telephone-Integrated	1.4
Retail-Drug Store	1.4
Non-Hazardous Waste Disposal	1.3
Cable/Satellite TV	1.2
Retail-Auto Parts	1.2
Retail-Restaurants	1.1
Medical Products	1.1
Insurance-Life/Health	1.0
Data Processing/Management	1.0
Industrial Gases	1.0
Tools-Hand Held	1.0
Instruments-Controls	1.0
Banks-Fiduciary	1.0
Diagnostic Equipment	1.0
Commercial Services-Finance	0.8
Finance-Credit Card	0.8
Brewery	0.7
Oil-Field Services	0.7
Medical-Biomedical/Gene	0.6
Oil Refining & Marketing	0.6
Insurance Brokers	0.6
Semiconductor Equipment	0.5
Computer Services	0.5
Gas-Distribution	0.5
Hotels/Motels	0.5
Coatings/Paint	0.4
Consumer Products-Misc.	0.3
Apparel Manufacturers	0.3
Multimedia	0.2
Chemicals-Specialty	0.2

99.8%

*	Calculated as a percentage of net assets
#	See Note 1

179

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Aerospace/Defense — 1.5%
General Dynamics Corp.	79,720	$17,736,106

Apparel Manufacturers — 0.3%
VF Corp.	43,798	3,553,770

Applications Software — 2.6%
Microsoft Corp.	330,644	31,414,486

Banks-Commercial — 2.2%
BB&T Corp.	264,713	14,609,511
Cullen/Frost Bankers, Inc.	65,747	6,996,138
M&T Bank Corp.	30,010	5,725,308

		27,330,957

Banks-Fiduciary — 1.0%
Northern Trust Corp.	112,301	11,835,402

Banks-Super Regional — 7.6%
Capital One Financial Corp.	125,116	13,007,059
PNC Financial Services Group, Inc.	216,153	34,156,497
US Bancorp	244,302	13,959,416
Wells Fargo & Co.	480,529	31,609,198

		92,732,170

Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	79,782	3,796,825
Dr Pepper Snapple Group, Inc.	101,562	12,121,425
PepsiCo, Inc.	87,475	10,523,243

		26,441,493

Brewery — 0.7%
Molson Coors Brewing Co., Class B	96,627	8,118,601

Cable/Satellite TV — 1.2%
Comcast Corp., Class A	355,066	15,100,957

Chemicals-Diversified — 2.0%
DowDuPont, Inc.	150,499	11,374,714
PPG Industries, Inc.	113,245	13,445,579

		24,820,293

Chemicals-Specialty — 0.2%
International Flavors & Fragrances, Inc.	15,174	2,280,652

Coatings/Paint — 0.4%
RPM International, Inc.	105,402	5,501,984

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	49,954	6,175,813
S&P Global, Inc.	17,902	3,242,052

		9,417,865

Computer Services — 0.5%
Accenture PLC, Class A	37,471	6,021,590

Computers — 2.1%
Apple, Inc.	151,477	25,361,794

Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	31,841	3,725,397

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	119,656	12,247,988

Diagnostic Equipment — 1.0%
Abbott Laboratories	186,720	11,606,515

Security Description	Shares	Value (Note 2)

Diversified Banking Institutions — 3.6%
Bank of America Corp.	1,349,860	$43,195,520

Diversified Manufacturing Operations — 3.9%
3M Co.	36,959	9,258,230
Dover Corp.	173,883	18,468,113
Illinois Tool Works, Inc.	113,671	19,741,243

		47,467,586

Electric-Integrated — 2.7%
CMS Energy Corp.	185,114	8,283,852
DTE Energy Co.	16,635	1,757,321
Edison International	31,288	1,956,439
NextEra Energy, Inc.	66,120	10,474,730
Xcel Energy, Inc.	223,605	10,205,332

		32,677,674

Electronic Components-Semiconductors — 2.0%
Texas Instruments, Inc.	220,957	24,232,354

Finance-Credit Card — 0.8%
Discover Financial Services	117,601	9,384,560

Finance-Other Services — 2.2%
CME Group, Inc.	172,293	26,443,530

Food-Misc./Diversified — 1.5%
Kraft Heinz Co.	90,256	7,075,168
Mondelez International, Inc., Class A	244,368	10,849,939

		17,925,107

Gas-Distribution — 0.5%
NiSource, Inc.	234,321	5,783,042

Hotels/Motels — 0.5%
Wyndham Worldwide Corp.	44,902	5,573,685

Industrial Gases — 1.0%
Air Products & Chemicals, Inc.	72,695	12,239,657

Instruments-Controls — 1.0%
Honeywell International, Inc.	74,538	11,901,482

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	106,775	7,294,868

Insurance-Life/Health — 1.0%
Prudential Financial, Inc.	107,638	12,789,547

Insurance-Multi-line — 3.9%
Chubb, Ltd.	77,313	12,072,425
Cincinnati Financial Corp.	63,943	4,917,217
Hartford Financial Services Group, Inc.	325,619	19,133,372
MetLife, Inc.	237,107	11,397,734

		47,520,748

Insurance-Property/Casualty — 2.5%
Progressive Corp.	112,712	6,097,719
Travelers Cos., Inc.	164,015	24,589,129

		30,686,848

Investment Management/Advisor Services — 4.3%
Ameriprise Financial, Inc.	35,950	6,064,765
BlackRock, Inc.	56,073	31,501,811
T. Rowe Price Group, Inc.	126,917	14,167,745

		51,734,321

Medical Products — 1.1%
Becton Dickinson and Co.	55,455	13,472,238

180

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Biomedical/Gene — 0.6%
Gilead Sciences, Inc.	93,176	$7,808,149

Medical-Drugs — 7.9%
AbbVie, Inc.	28,967	3,250,677
Bristol-Myers Squibb Co.	172,274	10,784,352
Eli Lilly & Co.	104,604	8,519,996
Johnson & Johnson	217,891	30,110,357
Merck & Co., Inc.	365,191	21,637,567
Pfizer, Inc.	590,206	21,861,230

		96,164,179

Multimedia — 0.2%
Time Warner, Inc.	27,972	2,667,130

Non-Hazardous Waste Disposal — 1.3%
Republic Services, Inc.	227,283	15,637,070

Oil Companies-Exploration & Production — 4.4%
ConocoPhillips	426,034	25,055,059
Occidental Petroleum Corp.	378,205	28,354,029

		53,409,088

Oil Companies-Integrated — 4.1%
Chevron Corp.	265,827	33,321,414
Exxon Mobil Corp.	187,999	16,412,313

		49,733,727

Oil Refining & Marketing — 0.6%
Valero Energy Corp.	80,959	7,769,635

Oil-Field Services — 0.7%
Schlumberger, Ltd.	110,081	8,099,760

Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc.	27,003	3,502,289
AvalonBay Communities, Inc.	53,773	9,162,919
Boston Properties, Inc.	41,792	5,170,089
Simon Property Group, Inc.	79,676	13,016,668

		30,851,965

Retail-Auto Parts — 1.2%
Genuine Parts Co.	142,097	14,788,035

Retail-Building Products — 2.1%
Home Depot, Inc.	127,083	25,530,975

Retail-Drug Store — 1.4%
CVS Health Corp.	98,680	7,765,129
Walgreens Boots Alliance, Inc.	121,469	9,141,757

		16,906,886

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Restaurants — 1.1%
McDonald’s Corp.	45,853	$7,847,283
Starbucks Corp.	99,805	5,669,922

		13,517,205

Semiconductor Components-Integrated Circuits — 2.0%
Analog Devices, Inc.	189,950	17,452,606
QUALCOMM, Inc.	108,480	7,403,760

		24,856,366

Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	60,499	6,642,790

Telephone-Integrated — 1.4%
Verizon Communications, Inc.	322,529	17,439,143

Tobacco — 2.4%
Altria Group, Inc.	230,345	16,202,467
Philip Morris International, Inc.	115,932	12,431,389

		28,633,856

Tools-Hand Held — 1.0%
Snap-on, Inc.	13,943	2,388,575
Stanley Black & Decker, Inc.	58,203	9,675,085

		12,063,660

Transport-Rail — 1.9%
Norfolk Southern Corp.	64,517	9,734,325
Union Pacific Corp.	99,722	13,312,887

		23,047,212

Total Long-Term Investment Securities (cost $860,648,689)		1,191,137,618

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Time Deposits — 1.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 02/01/2018 (cost $21,680,000)	$21,680,000	21,680,000

TOTAL INVESTMENTS (cost $882,328,689)(1)	99.8%	1,212,817,618
Other assets less liabilities	0.2	2,062,482

NET ASSETS	100.0%	$1,214,880,100

#	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,191,137,618	$—	$—	$1,191,137,618
Short-Term Investment Securities	—	21,680,000	—	21,680,000

Total Investments at Value	$1,191,137,618	$21,680,000	$—	$1,212,817,618

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

181

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	7.5%
Medical-Drugs	3.6
Insurance-Multi-line	3.4
Medical-HMO	3.3
Diversified Banking Institutions	3.3
Medical-Biomedical/Gene	3.3
Computers	2.9
Oil Refining & Marketing	2.8
Oil Companies-Exploration & Production	2.7
Building-Residential/Commercial	2.6
Aerospace/Defense	2.2
Building & Construction-Misc.	2.1
Web Portals/ISP	2.1
Medical Products	1.8
Airlines	1.8
Applications Software	1.6
Oil Companies-Integrated	1.6
Human Resources	1.5
Cable/Satellite TV	1.5
Semiconductor Equipment	1.5
Internet Content-Entertainment	1.4
Building & Construction Products-Misc.	1.4
Retail-Discount	1.4
Commercial Services	1.4
E-Commerce/Products	1.4
Gold Mining	1.3
Banks-Super Regional	1.3
Auto/Truck Parts & Equipment-Original	1.2
Chemicals-Diversified	1.2
Insurance-Life/Health	1.1
Repurchase Agreements	1.0
Electric-Generation	0.9
Computer Services	0.9
Commercial Services-Finance	0.9
Hotels/Motels	0.9
Retail-Consumer Electronics	0.8
Aerospace/Defense-Equipment	0.8
Rubber-Tires	0.8
Computer Aided Design	0.8
Retail-Drug Store	0.8
Private Equity	0.8
Software Tools	0.8
Finance-Other Services	0.8
Food-Misc./Diversified	0.7
Finance-Credit Card	0.7
Telecom Services	0.7
Computer Software	0.7
Lighting Products & Systems	0.7
Tobacco	0.7
Metal-Diversified	0.7
Appliances	0.7
Electric-Integrated	0.7
Computers-Memory Devices	0.7
Cellular Telecom	0.6
Television	0.6
Pharmacy Services	0.6
Import/Export	0.6
Brewery	0.6
Food-Meat Products	0.6
Electronic Components-Misc.	0.5
Multimedia	0.5

Metal-Aluminum	0.5%
Entertainment Software	0.5
Building Products-Doors & Windows	0.4
Real Estate Operations & Development	0.4
Telephone-Integrated	0.4
Banks-Fiduciary	0.4
Finance-Leasing Companies	0.4
Rental Auto/Equipment	0.4
Enterprise Software/Service	0.4
Cosmetics & Toiletries	0.4
Consulting Services	0.4
Real Estate Management/Services	0.4
Web Hosting/Design	0.4
Office Automation & Equipment	0.4
Machinery-Electrical	0.4
Paper & Related Products	0.3
Diversified Minerals	0.3
Electronic Forms	0.3
Security Services	0.3
Steel-Specialty	0.3
Multilevel Direct Selling	0.3
Medical Instruments	0.3
Transport-Marine	0.2
Steel-Producers	0.2
Investment Management/Advisor Services	0.2
Food-Confectionery	0.2
Engineering/R&D Services	0.2
Retail-Pubs	0.2
Retail-Jewelry	0.1
Finance-Investment Banker/Broker	0.1
Beverages-Non-alcoholic	0.1
Food-Dairy Products	0.1
Metal Processors & Fabrication	0.1
Petrochemicals	0.1
Motorcycle/Motor Scooter	0.1
Building-Heavy Construction	0.1
Retail-Apparel/Shoe	0.1
Food-Wholesale/Distribution	0.1
Medical-Generic Drugs	0.1
Auction Houses/Art Dealers	0.1
Transactional Software	0.1
Machinery-Print Trade	0.1
Real Estate Investment Trusts	0.1
Toys	0.1
Containers-Metal/Glass	0.1

100.0%

*	Calculated as a percentage of net assets
#	See Note 1

182

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited) — (continued)

Country Allocation*

United States	59.6%
Japan	8.1
United Kingdom	4.4
Canada	3.8
Australia	3.8
Netherlands	3.4
Switzerland	3.3
Germany	2.7
Denmark	2.0
Singapore	1.4
Sweden	1.3
Cayman Islands	1.0
Norway	0.9
Belgium	0.9
Finland	0.6
British Virgin Islands	0.5
Italy	0.4
Panama	0.4
Ireland	0.4
France	0.3
Hong Kong	0.3
Luxembourg	0.2
Spain	0.2
Bermuda	0.1

100.0%

*	Calculated as a percentage of net assets
#	See Note 1

183

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.0%
Australia — 3.8%
BHP Billiton, Ltd.	78,060	$1,899,602
CIMIC Group, Ltd.	13,723	521,274
CSR, Ltd.	673,344	2,734,606
Macquarie Group, Ltd.	7,306	607,144
Metcash, Ltd.	227,384	586,323
Northern Star Resources, Ltd.	120,518	562,287
Qantas Airways, Ltd.	1,006,805	4,275,463
Regis Resources, Ltd.	1,104,056	3,665,350
South32, Ltd.	1,116,283	3,436,092
St. Barbara, Ltd.	1,210,294	3,686,463

		21,974,604

Belgium — 0.9%
KBC Group NV	51,456	4,944,713

Bermuda — 0.1%
Luk Fook Holdings International, Ltd.	224,000	801,774

British Virgin Islands — 0.5%
Nomad Foods, Ltd.†	183,845	3,132,719

Canada — 3.8%
Bank of Nova Scotia	31,404	2,086,451
Canadian Imperial Bank of Commerce	50,514	5,004,582
Cogeco Communications, Inc.	26,042	1,613,334
Constellation Software, Inc.	3,632	2,347,837
Maple Leaf Foods, Inc.	19,093	540,968
Rogers Communications, Inc., Class B	73,108	3,568,027
Royal Bank of Canada	72,972	6,248,302
Toronto-Dominion Bank	12,411	754,952

		22,164,453

Cayman Islands — 1.0%
CK Asset Holdings, Ltd.	74,500	710,939
WH Group, Ltd.*	2,086,000	2,583,950
Xinyi Glass Holdings, Ltd.	1,658,000	2,522,189

		5,817,078

Denmark — 2.0%
Danske Bank A/S	107,097	4,350,341
Dfds A/S	23,528	1,411,405
Novo Nordisk A/S, Class B	60,306	3,354,078
Royal Unibrew A/S	9,654	586,536
Topdanmark A/S†	39,038	1,866,426

		11,568,786

Finland — 0.6%
Outokumpu Oyj	188,706	1,616,586
UPM-Kymmene Oyj	62,772	2,115,144

		3,731,730

France — 0.3%
Eurazeo SA	5,506	579,349
Rothschild & Co.	19,045	787,389
Vinci SA	5,547	599,158

		1,965,896

Germany — 2.7%
Allianz SE	23,211	5,864,384
Aurubis AG	6,030	632,912
Covestro AG*	47,311	5,438,053
Deutsche Lufthansa AG	19,414	692,733
Uniper SE	96,336	2,874,131

		15,502,213

Security Description	Shares	Value (Note 2)
Hong Kong — 0.3%
Hang Seng Bank, Ltd.	75,500	$1,797,102

Ireland — 0.4%
Medtronic PLC	17,424	1,496,547
Perrigo Co. PLC	6,400	579,968

		2,076,515

Italy — 0.4%
ERG SpA	119,762	2,478,670

Japan — 8.1%
Bandai Namco Holdings, Inc.	15,700	511,972
Bridgestone Corp.	53,800	2,614,847
Haseko Corp.	40,500	632,152
ITOCHU Corp.	31,200	611,311
K’s Holdings Corp.†	83,100	2,317,848
Kajima Corp.	242,000	2,391,848
Kansai Electric Power Co., Inc.	144,800	1,795,244
KDDI Corp.	18,000	453,916
Kinden Corp.	30,600	509,860
Kirin Holdings Co., Ltd.	106,800	2,661,929
Mitsubishi Chemical Holdings Corp.	71,400	774,694
Mitsubishi Corp.	76,100	2,126,088
Mitsubishi UFJ Financial Group, Inc.	252,500	1,898,434
Mitsui Chemicals, Inc.	19,400	608,638
Morinaga Milk Industry Co., Ltd.	14,100	663,864
Nichias Corp.	95,000	1,288,770
Nippon Telegraph & Telephone Corp.	41,100	1,954,292
Nomura Real Estate Holdings, Inc.	24,400	583,794
Obayashi Corp.	190,900	2,294,227
Open House Co., Ltd.	37,900	2,225,327
ORIX Corp.	128,000	2,386,003
Penta-Ocean Construction Co., Ltd.	298,300	2,292,513
Shimizu Corp.	194,000	1,984,959
Showa Shell Sekiyu KK	37,500	531,396
Sumitomo Corp.	37,300	641,996
Sumitomo Mitsui Financial Group, Inc.	28,000	1,251,113
Sumitomo Rubber Industries, Ltd.	110,900	2,150,548
Taisei Corp.	53,100	2,699,505
Takasago Thermal Engineering Co., Ltd.	34,100	643,455
Tokyo Electron, Ltd.	14,500	2,717,505
Tosoh Corp.	24,000	549,602
Yamaha Motor Co., Ltd.	18,200	603,499

		47,371,149

Luxembourg — 0.2%
ADO Properties SA*	10,822	583,125
ArcelorMittal†	17,575	637,696

		1,220,821

Netherlands — 3.4%
ABN AMRO Group NV CVA*	47,591	1,612,473
ASR Nederland NV	116,990	5,112,761
Euronext NV*	67,157	4,552,480
ING Groep NV	210,401	4,135,165
Philips Lighting NV*	110,571	4,351,757

		19,764,636

Norway — 0.9%
SpareBank 1 SMN	81,281	921,527
Telenor ASA	186,325	4,362,706

		5,284,233

184

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Panama — 0.4%
Copa Holdings SA, Class A	15,581	$2,155,320

Singapore — 1.4%
Oversea-Chinese Banking Corp., Ltd.	498,500	4,913,558
Venture Corp., Ltd.	175,600	3,086,854

		8,000,412

Spain — 0.2%
Amadeus IT Group SA	7,359	570,852
International Consolidated Airlines Group SA	66,897	607,970

		1,178,822

Sweden — 1.3%
Electrolux AB, Series B	112,765	3,981,170
Hemfosa Fastigheter AB	43,802	601,451
Loomis AB, Series B	42,234	1,688,310
Swedish Match AB	30,851	1,249,716

		7,520,647

Switzerland — 3.3%
ABB, Ltd.	69,028	1,924,552
Adecco Group AG	50,661	4,169,361
Baloise Holding AG	25,404	4,156,894
Bobst Group SA	4,253	557,471
GAM Holding AG	33,413	627,515
Georg Fischer AG	395	572,076
Novartis AG	78,682	7,117,942

		19,125,811

United Kingdom — 4.4%
3i Group PLC	313,975	4,152,156
Barratt Developments PLC	220,636	1,833,255
Bellway PLC	11,300	532,831
Berkeley Group Holdings PLC	42,229	2,377,967
JD Wetherspoon PLC	62,392	1,115,313
Legal & General Group PLC	1,174,192	4,511,378
Next PLC	8,147	589,018
Persimmon PLC	122,434	4,349,423
Redrow PLC†	128,338	1,091,502
Rio Tinto PLC	11,171	622,074
Savills PLC	160,138	2,328,288
Taylor Wimpey PLC	876,950	2,373,231

		25,876,436

United States — 58.6%
AbbVie, Inc.	67,322	7,554,875
Adobe Systems, Inc.†	8,685	1,734,916
AES Corp.	188,828	2,182,852
Aetna, Inc.	14,002	2,615,854
Alcoa Corp.†	52,116	2,711,074
Allison Transmission Holdings, Inc.	97,789	4,326,185
Allstate Corp.	5,669	559,927
Alphabet, Inc., Class C†	10,294	12,043,362
Altria Group, Inc.	43,386	3,051,771
Amazon.com, Inc.†	5,536	8,032,127
AMC Networks, Inc., Class A†	67,739	3,494,655
Ameriprise Financial, Inc.	3,399	573,411
Amgen, Inc.	32,303	6,009,973
Andeavor	17,335	1,874,954
Anthem, Inc.	22,105	5,478,724
Apple, Inc.	86,859	14,542,802
Applied Materials, Inc.	52,986	2,841,639

Security Description	Shares	Value (Note 2)
United States (continued)
Bank of America Corp.	217,598	$6,963,136
Baxter International, Inc.	71,070	5,119,172
Best Buy Co., Inc.	35,155	2,568,424
Big Lots, Inc.	20,589	1,251,399
Biogen, Inc.†	8,822	3,068,380
Boeing Co.	22,630	8,019,393
CACI International, Inc., Class A†	15,760	2,215,068
Cadence Design Systems, Inc.†	105,938	4,752,379
Celgene Corp.†	24,871	2,515,950
Charter Communications, Inc., Class A†	1,617	610,013
Chevron Corp.	57,858	7,252,500
Cigna Corp.	10,672	2,223,511
CIT Group, Inc.	29,348	1,487,650
Citigroup, Inc.	75,860	5,953,493
Citrix Systems, Inc.†	46,919	4,352,206
Comcast Corp., Class A	154,566	6,573,692
Comerica, Inc.	28,949	2,756,524
Conagra Brands, Inc.	38,205	1,451,790
ConocoPhillips	94,695	5,569,013
Cooper Cos., Inc.	2,449	599,197
CoreLogic, Inc.†	82,656	3,914,588
CVS Health Corp.	6,389	502,750
Devon Energy Corp.	78,316	3,239,933
Diamondback Energy, Inc.†	20,433	2,564,342
DXC Technology Co.	14,136	1,407,239
Electronic Arts, Inc.†	21,136	2,683,427
EOG Resources, Inc.	35,740	4,110,100
Express Scripts Holding Co.†	43,595	3,451,852
Exxon Mobil Corp.	24,535	2,141,906
Facebook, Inc., Class A†	44,705	8,354,918
Fifth Third Bancorp	26,796	886,948
Gilead Sciences, Inc.	67,978	5,696,556
Harris Corp.	30,533	4,866,350
Hartford Financial Services Group, Inc.	10,240	601,702
Hilton Worldwide Holdings, Inc.	53,479	4,580,476
HollyFrontier Corp.	67,000	3,213,320
HP, Inc.	97,056	2,263,346
Humana, Inc.	17,135	4,829,157
International Business Machines Corp.	10,378	1,698,879
J.M. Smucker Co.	9,118	1,156,983
Johnson & Johnson	7,892	1,090,596
KAR Auction Services, Inc.	10,598	578,015
Lam Research Corp.	14,272	2,733,373
Lear Corp.	11,873	2,293,151
Lincoln National Corp.	24,453	2,024,708
ManpowerGroup, Inc.	36,404	4,783,122
Marathon Petroleum Corp.	71,116	4,926,205
MetLife, Inc.	36,689	1,763,640
Microsoft Corp.	99,794	9,481,428
Morgan Stanley	52,815	2,986,688
NetApp, Inc.	36,778	2,261,847
Nu Skin Enterprises, Inc., Class A	21,705	1,559,287
Owens Corning	45,911	4,268,346
PepsiCo, Inc.	6,247	751,514
Pfizer, Inc.	47,348	1,753,770
Phillips 66	5,727	586,445
PNC Financial Services Group, Inc.	23,069	3,645,363
Procter & Gamble Co.	27,067	2,336,965
Prologis, Inc.	8,240	536,506
Regions Financial Corp.	47,630	915,925
S&P Global, Inc.	16,405	2,970,946
ServiceMaster Global Holdings, Inc.†	80,235	4,229,989
Silgan Holdings, Inc.	15,833	473,248

185

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Southwest Airlines Co.	35,107	$2,134,506
Spirit AeroSystems Holdings, Inc., Class A	45,206	4,627,286
State Street Corp.	21,796	2,401,265
Steel Dynamics, Inc.	15,049	683,225
Synovus Financial Corp.	52,971	2,669,209
Time Warner, Inc.	30,763	2,933,252
Toll Brothers, Inc.	44,880	2,090,510
United Rentals, Inc.†	13,028	2,359,501
United Therapeutics Corp.†	18,128	2,338,512
Valero Energy Corp.	57,712	5,538,621
Varian Medical Systems, Inc.†	37,966	4,840,665
VeriSign, Inc.†	18,196	2,091,084
Visa, Inc., Class A	35,118	4,362,709
VMware, Inc., Class A†	37,093	4,591,743
Walgreens Boots Alliance, Inc.	56,430	4,246,922
Walmart, Inc.	65,291	6,960,021
WellCare Health Plans, Inc.†	21,516	4,526,536
Western Digital Corp.	18,401	1,637,321
Western Union Co.	108,745	2,260,809
Wyndham Worldwide Corp.	4,847	601,658
Xerox Corp.	61,046	2,083,500

		342,026,695

Total Long-Term Investment Securities (cost $451,354,626)		577,481,235

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $5,957,033 collateralized by $6,210,000 of United States Treasury Notes, bearing interest at 1.88% due 09/30/2022 and having an approximate value of $6,080,882 (cost $5,957,000)	$5,957,000	$5,957,000

TOTAL INVESTMENTS — (cost $457,311,626)(1)	100.0%	583,438,235
Liabilities in excess of other assets	0.0	(88,271)

NET ASSETS —	100.0%	$583,349,964

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $19,121,838 representing 3.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$577,481,235	$—	$—	$577,481,235
Repurchase Agreements	—	5,957,000	—	5,957,000

Total Investments at Value	$577,481,235	$5,957,000	$—	$583,438,235

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

186

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Diversified Financial Services	15.5%
United States Treasury Notes	13.3
Federal National Mtg. Assoc.	12.7
United States Treasury Bonds	11.1
Diversified Banking Institutions	5.6
Federal Home Loan Mtg. Corp.	5.4
Government National Mtg. Assoc.	4.0
Electric-Integrated	2.2
Registered Investment Companies	2.0
Banks-Commercial	2.0
Telephone-Integrated	1.3
Pipelines	1.1
Cable/Satellite TV	1.1
Real Estate Investment Trusts	1.0
Banks-Super Regional	0.8
Finance-Investment Banker/Broker	0.8
U.S. Government Agencies	0.8
Auto-Cars/Light Trucks	0.8
Tobacco	0.8
Oil Companies-Integrated	0.7
Municipal Bonds & Notes	0.6
Computers	0.6
Applications Software	0.6
Brewery	0.6
Small Business Administration	0.5
Banks-Fiduciary	0.5
Gas-Distribution	0.5
Sovereign	0.5
Medical-Drugs	0.4
Containers-Paper/Plastic	0.4
Diagnostic Equipment	0.4
Insurance-Property/Casualty	0.4
Medical-Hospitals	0.4
Oil Companies-Exploration & Production	0.4
Soap & Cleaning Preparation	0.4
Electric-Distribution	0.3
Insurance-Life/Health	0.3
Medical-Biomedical/Gene	0.3
Building Products-Cement	0.3
Multimedia	0.3
Medical-HMO	0.3
Cellular Telecom	0.3
Oil Refining & Marketing	0.3
Finance-Other Services	0.3
Food-Misc./Diversified	0.3
Metal-Diversified	0.3
Retail-Drug Store	0.3
Transport-Rail	0.3
Rental Auto/Equipment	0.2
Metal-Copper	0.2
Insurance-Multi-line	0.2
Medical Products	0.2
Aerospace/Defense-Equipment	0.2
E-Commerce/Services	0.2
Enterprise Software/Service	0.2
Retail-Consumer Electronics	0.2
Data Processing/Management	0.2
Medical Labs & Testing Services	0.2
Resolution Funding Corp	0.2
Diversified Manufacturing Operations	0.2
Agricultural Chemicals	0.2

Finance-Leasing Companies	0.2
Airlines	0.1
Television	0.1
Food-Confectionery	0.1
Medical Instruments	0.1
Resorts/Theme Parks	0.1
Steel-Producers	0.1
Gold Mining	0.1
Building Products-Wood	0.1
E-Commerce/Products	0.1
Building Products-Air & Heating	0.1
Radio	0.1
Building & Construction Products-Misc.	0.1
Aerospace/Defense	0.1
Medical-Generic Drugs	0.1
Racetracks	0.1
Insurance-Mutual	0.1
Electronic Components-Semiconductors	0.1
Oil-Field Services	0.1
Electric-Transmission	0.1
Finance-Credit Card	0.1
Food-Retail	0.1
Investment Management/Advisor Services	0.1
Machinery-Construction & Mining	0.1
Retail-Discount	0.1
Retail-Building Products	0.1
Real Estate Operations & Development	0.1
Metal-Iron	0.1

99.6%

Credit Quality†#
Aaa	52.5%
Aa	3.1
A	13.3
Baa	16.5
Ba	2.2
B	0.5
Not Rated@	11.9

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

187

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 15.3%
Diversified Financial Services — 15.3%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 2.35% (1 ML+0.80%) due 12/26/2044*	$287,951	$286,561
Access Point Funding Trust 6.25% due 02/16/2021*(1)	291,564	291,273
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 2.60% (3 ML+1.25%) due 10/18/2027*(1)(3)	1,580,000	1,579,193
ALM V, Ltd. FRS Series 2012-5A, Class BR3 3.38% (3 ML+1.65%) due 10/18/2027*(1)(3)	670,000	673,367
American Credit Acceptance Receivables Trust Series 2016-3, Class A 1.70% due 11/12/2020*	44,164	44,141
American Credit Acceptance Receivables Trust Series 2016-4, Class C 2.91% due 02/13/2023*	397,000	395,915
American Credit Acceptance Receivables Trust Series 2015-2, Class C 4.32% due 05/12/2021*	245,000	247,597
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	949,515	958,059
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,416,805	1,446,815
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	944,579	970,178
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	156,557
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	398,797
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2045*	500,000	554,767
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	166,212
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	308,318
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	746,530
AmeriCredit Automobile Receivables Trust Series 2017-1, Class B 2.30% due 02/18/2022	305,000	303,058
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	163,000	161,797

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	$366,000	$364,763
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 2.00% (1 ML+0.45%) due 01/25/2036	1,200,000	1,197,098
Anchor Assets LLC Series 2016-1, Class A 5.13% due 02/15/2020*(1)	2,250,000	2,250,000
Angel Oak Mtg. Trust LLC Series 2015-1, Class A 4.50% due 11/25/2045*(4)	56,298	55,983
ARI Fleet Lease Trust Series 2016-A, Class A2 1.82% due 07/15/2024*	542,530	542,120
Atrium XII FRS Series 12A, Class BR 3.09% (3 ML+1.35%) due 04/22/2027*(3)	2,950,000	2,947,339
Axis Equipment Finance Receivables III LLC Series 2015-1A, Class A2 1.90% due 03/20/2020*	68,274	68,202
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	492,326	488,063
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	909,923	912,836
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 2.99% (3ML+1.25%) due 01/20/2028*(3)	4,300,018	4,295,580
Babson CLO, Ltd. FRS Series 2014-IIA, Class CR 3.93% (3 ML+2.20%) due 10/17/2026*(3)	1,410,000	1,409,928
Babson CLO, Ltd. FRS Series 2013-IIA, Class BR 3.98% (3 ML+2.25%) due 01/18/2025*(3)	1,238,144	1,237,127
Ballyrock CLO LLC FRS Series 2013-1A, Class A 2.50% (3 ML+1.18%) due 05/20/2025*(1)(3)	775,414	775,210
Banc of America Merrill Lynch Large Loan, Inc. VRS Series 2015-FFR11, Class A705 1.82% due 09/27/2044*(2)(5)	1,097,000	1,080,289
BCC Funding X LLC Series 2015-1, Class A2 2.22% due 10/20/2020*	131,035	130,835
BCC Funding XIII LLC Series 2016-1, Class A2 2.20% due 12/20/2021*	441,030	439,416
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 3.41% due 08/25/2033(2)(4)	258,379	258,139
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class D 4.26% (1ML+2.70%) due 06/15/2035*(5)	730,000	734,264

188

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	$278,000	$275,752
CAM Mtg. Trust Series 2017-1, Class A1 3.22% due 08/01/2057*	347,104	346,106
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(1)(5)	1,436,616	1,433,474
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	97,810	97,665
Carnow Auto Receivables Trust Series 2017-1A, Class A 2.92% due 09/15/2022*	521,003	519,733
Carnow Auto Receivables Trust Series 2016-1A, Class B 3.49% due 02/15/2021*	620,000	620,772
Cavalry CLO IV, Ltd. FRS Series 2014-4A, Class B1R 3.07% (3 ML+1.35%) due 10/15/2026*(1)(3)	1,460,000	1,459,515
Cavalry CLO IV, Ltd. FRS Series 2014-4A, Class C1R 3.62% (3 ML+1.90%) due 10/15/2026*(1)(3)	1,470,000	1,477,225
Cavalry CLO IV, Ltd. FRS Series 2014-4A, Class C2R 3.62% (3 ML+1.90%) due 10/15/2026*(1)(3)	1,060,000	1,065,247
CD Commercial Mtg. Trust VRS Series 2017-CD4, Class A4 3.51% due 05/10/2050(2)(5)	3,845,951	3,890,670
Cent CLO LP FRS Series 2014-16A, Class A1AR 2.63% (3 ML+1.25%) due 08/01/2024*(3)	2,373,847	2,372,751
Cent CLO LP FRS Series 2014-21A, Class A2AR 3.07% (3 ML+1.70%) due 07/27/2026*(3)	2,291,588	2,291,590
Chesapeake Funding II LLC Series 2016-1A, Class A1 2.11% due 03/15/2028*	1,880,373	1,880,346
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*(1)	2,650,000	2,633,181
Citi Held For Asset Issuance Series 2016-MF1, Class A 4.48% due 08/15/2022*	120,295	120,828
Citi Held For Asset Issuance Series 2016-PM1, Class A 4.65% due 04/15/2025*	39,603	39,677
Citi Held For Asset Issuance Series 2016-MF1, Class B 6.64% due 08/15/2022*	1,000,000	1,022,270
Citigroup Commercial Mtg. Trust Series 2015-GC27, Class A5 3.14% due 02/10/2048(5)	5,325,000	5,291,940
Citigroup Commercial Mtg. Trust Series 2017-C4, Class A4 3.47% due 10/12/2050(5)	1,759,488	1,771,252

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
CLUB Credit Trust Series 2017-NP1, Class A 2.39% due 04/17/2023*	$103,958	$103,989
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	1,158,513	1,157,956
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	475,188	466,174
Colony American Homes, Inc. FRS Series 2014-2A, Class A 2.51% (1 ML+0.95%) due 07/17/2031*	990,855	992,496
COMM Mtg. Trust FRS Series 2014-TWC, Class A 2.41% (1 ML+0.85%) due 02/13/2032*(5)	1,000,000	1,000,941
COMM Mtg. Trust Series 2016-COR1, Class A4 3.09% due 10/10/2049(5)	4,214,857	4,109,839
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	5,000,000	4,976,350
COMM Mtg. Trust Series 2015-CR22, Class A5 3.31% due 03/10/2048(5)	2,030,000	2,030,820
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(5)	5,000,000	5,003,081
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(5)	5,110,000	5,142,199
COMM Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(5)	5,331,000	5,480,582
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(5)	770,833	794,708
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(5)	2,496,639	2,562,145
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(5)	625,000	644,065
COMM Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(5)	5,000,000	5,173,989
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(5)	1,137,175	1,177,372
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2, Class A 2.55% due 01/16/2024*	1,351,823	1,351,027
Continental Credit Card LLC Series 2016-1A, Class A 4.56% due 01/15/2023*	368,351	368,249
CPS Auto Receivables Trust Series 2015-A, Class A 1.53% due 07/15/2019*	18,259	18,255
CPS Auto Receivables Trust Series 2015-B, Class A 1.65% due 11/15/2019*	148,275	148,187

189

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CPS Auto Receivables Trust Series 2016-B, Class A 2.07% due 11/15/2019*	$35,974	$35,975
CPS Auto Receivables Trust Series 2014-B, Class B 2.32% due 05/15/2020*	314,299	314,401
CPS Auto Receivables Trust Series 2017-C, Class C 2.86% due 06/15/2023*	959,000	953,846
CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	210,000	211,055
CPS Auto Receivables Trust Series 2016-A, Class B 3.34% due 05/15/2020*	844,939	849,338
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	729,810
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	495,000	495,820
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	223,000	226,442
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	425,000	430,881
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	526,800
Credit Acceptance Auto Loan Trust Series 2015-2A, Class A 2.40% due 02/15/2023*	379,472	379,843
Credit Acceptance Auto Loan Trust Series 2017-1A, Class A 2.56% due 10/15/2025*	465,000	462,737
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B 3.02% due 04/15/2026*	1,575,000	1,547,916
Credit Acceptance Auto Loan Trust Series 2017-1A, Class B 3.04% due 12/15/2025*	250,000	248,696
Credit Acceptance Auto Loan Trust Series 2017-2A, Class C 3.35% due 06/15/2026*	250,000	245,240
Credit Acceptance Auto Loan Trust Series 2017-1A, Class C 3.48% due 02/17/2026*	250,000	248,919
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 3.54% due 03/25/2034(2)(4)	951,801	971,911
Cutwater, Ltd. FRS Series 2014-1A, Class BR 4.12% (3 ML+2.40%) due 07/15/2026*(3)	1,155,000	1,154,374
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(5)	1,197,990	1,175,969
DBWF Mtg. Trust VRS Series 2015-LCM, Class A1 3.42% due 06/10/2034*(2)(5)	1,000,000	965,263

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	$869,807	$855,836
Drive Auto Receivables Trust Series 2017-3, Class B 2.30% due 05/17/2021	3,963,000	3,952,153
Drive Auto Receivables Trust Series 2017-AA, Class B 2.51% due 01/15/2021*	229,000	229,410
Drive Auto Receivables Trust Series 2016-BA, Class B 2.56% due 06/15/2020*	106,202	106,269
Drive Auto Receivables Trust Series 2017-2, Class C 2.75% due 09/15/2023	1,318,000	1,314,072
Drive Auto Receivables Trust Series 2017-1, Class C 2.84% due 04/15/2022	2,523,000	2,525,577
Drive Auto Receivables Trust Series 2017-AA, Class C 2.98% due 01/18/2022*	364,000	365,325
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	2,800,000	2,786,977
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	801,000	811,622
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	940,000	953,688
Drive Auto Receivables Trust Series 2016-AA, Class C 3.91% due 05/17/2021*	759,790	766,464
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	736,000	745,346
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	486,000	497,890
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	769,000	785,538
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	264,706	269,519
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	440,000	451,473
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 2.24% (1 ML+0.37%) due 07/19/2044(4)	1,289,959	1,285,186
DT Auto Owner Trust Series 2016-4A, Class B 2.02% due 08/17/2020*	250,000	249,924
DT Auto Owner Trust Series 2016-3A, Class B 2.65% due 07/15/2020*	150,484	150,587
DT Auto Owner Trust Series 2017-2A, Class C 3.03% due 01/17/2023*	709,000	709,965
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	442,000	442,163

190

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	$376,000	$375,497
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	433,000	430,867
DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	301,000	304,412
DT Auto Owner Trust 5.84% due 12/16/2022(1)(14)	800,000	799,760
Eaton Vance Corp. CLO FRS Series 2014-1A, Class CR 3.97% (3 ML+2.25%) due 07/15/2026*(3)	1,644,704	1,643,617
Engs Commercial Finance Trust Series 2016-1A, Class A2 2.63% due 02/22/2022*	312,237	309,841
Exeter Automobile Receivables Trust Series 2017-3A, Class A 2.05% due 12/15/2021*	434,070	432,479
Exeter Automobile Receivables Trust Series 2016-2A, Class A 2.21% due 07/15/2020*	157,195	157,232
Exeter Automobile Receivables Trust Series 2015-1A, Class B 2.84% due 03/16/2020*	502,855	503,766
Exeter Automobile Receivables Trust Series 2016-3A, Class B 2.84% due 08/16/2021*	317,000	317,847
Exeter Automobile Receivables Trust Series 2016-2A, Class B 3.64% due 02/15/2022*	500,000	505,083
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	1,041,000	1,044,366
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	235,000	238,168
First Investors Auto Owner Trust Series 2016-2A, Class A1 1.53% due 11/16/2020*	174,017	173,644
First Investors Auto Owner Trust Series 2016-1A, Class A1 1.92% due 05/15/2020*	17,580	17,576
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	1,100,000	1,081,114
FirstKey Lending Trust Series 2015-SFR1, Class A 2.55% due 03/09/2047*	1,788,479	1,783,128
FirstKey Lending Trust Series 2015-SFR1, Class B 3.42% due 03/09/2047*	481,000	480,709
Flagship Credit Auto Trust Series 2015-1, Class A 1.63% due 06/15/2020*	75,796	75,754
Flagship Credit Auto Trust Series 2015-3, Class A 2.38% due 10/15/2020*	337,352	337,676
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	498,000	492,850

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	$252,000	$254,833
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	192,454
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 3.12% (3 ML+1.40%) due 04/15/2027*(3)	4,102,328	4,116,965
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 3.62% (3 ML+1.90%) due 04/15/2027*(3)	760,000	763,605
Ford Credit Auto Owner Trust Series 2014-C, Class A3 1.06% due 05/15/2019	37,008	36,991
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,799,132
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,796,575
Galaxy XVI CLO, Ltd. FRS Series 2013-16A, Class CR 3.56% (3 ML+2.25%) due 11/16/2025*(3)	1,960,000	1,956,635
GLS Auto Receivables Trust Series 2015-1A, Class A 2.25% due 12/15/2020*	49,288	49,265
GLS Auto Receivables Trust Series 2016-1A, Class A 2.73% due 10/15/2020*	181,642	181,850
GLS Auto Receivables Trust Series 2016-1A, Class B 4.39% due 01/15/2021*	270,000	273,102
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	500,000	525,146
GMF Floorplan Owner Revolving Trust FRS Series 2017-1, Class A2 2.13% (1 ML+0.57%) due 01/18/2022*	5,927,000	5,961,319
GMF Floorplan Owner Revolving Trust Series 2017-2, Class C 2.63% due 07/15/2022*(1)	1,513,000	1,489,354
GO Financial Auto Securitization Trust Series 2015-2, Class B 4.80% due 08/17/2020*	212,867	213,736
Goodgreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	1,185,985	1,153,955
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	266,091	258,484
GoodGreen Trust 5.00% due 10/20/2051*(1)(14)	1,500,000	1,479,756
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(5)	2,766,411	2,793,464

191

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2017-GS6, Class A3 3.43% due 05/10/2050(5)	$6,439,214	$6,467,692
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(5)	5,900,000	5,913,646
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 2.05% (1 ML+0.50%) due 09/25/2035(4)	8,874	8,524
Harbourview CLO VII, Ltd. FRS Series 7A, Class CR 3.82% (3 ML+2.38%) due 11/18/2026*(3)	1,690,000	1,687,044
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 08/25/2022*(4)	1,400,000	1,418,007
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	387,416	377,207
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	1,084,924	1,101,101
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	927,875	939,457
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	302,035	297,743
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.42% due 03/25/2035(2)(4)	217,769	220,192
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 2.90% (3 ML+1.15%) due 04/25/2025*(3)	4,319,403	4,322,884
ING Investment Management CLO, Ltd. FRS Series 2013-3A, Class BR 3.88% (3 ML+2.15%) due 01/18/2026*(3)	2,285,000	2,300,696
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(5)	4,694,676	4,681,580
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(5)	5,000,000	5,072,472
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(5)	2,847,257	2,864,550
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 6.04% due 06/15/2049(2)(5)	1,354,326	1,373,475
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 3.10% due 10/25/2033(2)(4)	774,771	782,515

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Kabbage Asset Securitization LLC Series 2017-1, Class A 4.57% due 03/15/2022*	$2,525,000	$2,564,427
LendingClub Issuance Trust Series 2016-NP2, Class A 3.00% due 01/17/2023*	126,509	126,572
LendingClub Issuance Trust Series 16-NP1, Class A 3.75% due 06/15/2022*	63,754	63,897
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*	587,000	585,920
Lendmark Funding Trust Series 2016-2A, Class A 3.26% due 04/21/2025*	650,000	651,986
Lendmark Funding Trust Series 2016-A, Class A 4.82% due 08/21/2023*	685,000	693,682
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1 3.25% (3 ML+1.53%) due 10/15/2027*(3)	2,500,000	2,501,290
LV Tower 52 Series 2013-1, Class A 5.75% due 02/15/2023*(1)(14)	2,084,524	2,084,524
Mariner Finance Issuance Trust Series 2017-AA, Class A 3.62% due 02/20/2029*	633,000	637,744
Marlette Funding Trust Series 2018-1A, Class A 2.61% due 03/15/2028*	1,093,000	1,093,988
Marlette Funding Trust Series 2017-1A, Class A 2.83% due 03/15/2024*	692,633	694,839
Marlette Funding Trust Series 2016-1A, Class A 3.06% due 01/17/2023*	180,356	180,586
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 2.19% (1 ML+0.64%) due 10/25/2028(4)	630,866	624,187
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 2.33% (6ML+0.68%) due 01/25/2029(4)	1,261,626	1,258,442
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(5)	1,207,415	1,214,007
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(5)	5,425,000	5,487,328
Murray Hill Marketplace Trust Series 2016-LC1, Class A 4.19% due 11/25/2022*	7,704	7,712
Nationstar HECM Loan Trust Series 2017-1A, Class M1 2.94% due 05/25/2027*	120,000	119,834
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	700,000	691,073

192

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A 2.38% due 10/15/2020*	$2,850,000	$2,852,566
NRPL Trust Series 2015-2A, Class A1 3.75% due 10/25/2057*	1,004,454	1,007,790
NRPL Trust Series 2015-2A, Class A2 3.75% due 10/25/2057*	400,000	393,770
NRPL Trust Series 2015-1A, Class A1 3.88% due 11/01/2054*	762,232	761,841
NRZ Advance Receivables Trust Series 2016-T1, AT1 2.75% due 06/15/2049*	327,500	323,317
Oaktree CLO, Ltd. FRS Series 2014-2A, Class BR 4.29% (3 ML+2.55%) due 10/20/2026*(3)	555,000	558,009
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 3.07% (3 ML+1.35%) due 07/15/2027*(1)(3)	2,490,000	2,488,367
Ocwen Master Advance Receivables Trust Series 2017-T1, Class AT1 2.50% due 09/15/2048*	306,000	306,048
Ocwen Master Advance Receivables Trust Series 2016-T1, Class AT1 2.52% due 08/17/2048*	1,355,000	1,353,497
Ocwen Master Advance Receivables Trust Series 2016-T1, Class DT1 4.25% due 08/17/2048*	526,316	521,515
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class A 4.21% due 05/17/2020*	620,000	622,007
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class B 7.63% due 05/17/2020*	195,000	197,847
OneMain Direct Auto Receivables Trust Series 2016-1A, Class A 2.04% due 01/15/2021*	120,868	120,873
OneMain Financial Issuance Trust Series 2015-2A, Class A 2.57% due 07/18/2025*	730,657	730,631
OneMain Financial Issuance Trust Series 2014-2A, Class B 3.02% due 09/18/2024*	595,640	595,702
OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	465,000	465,292
OneMain Financial Issuance Trust Series 2016-1A, Class A 3.66% due 02/20/2029*	730,000	738,789
OneMain Financial Issuance Trust Series 2015-1A, Class B 3.85% due 03/18/2026*	125,000	125,740

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Oportun Funding II LLC Series 2016-A, Class A 4.70% due 03/08/2021*	$967,000	$973,292
Oportun Funding IV LLC Series 2016-C, Class B 4.85% due 11/08/2021*	290,935	292,999
Oportun Funding VI LLC Series 2017-A, Class A 3.23% due 06/08/2023*	460,000	455,611
Oportun Funding VII LLC Series 2017-B, Class A 3.22% due 10/10/2023*	383,000	378,860
Parallel, Ltd. FRS Series 2015-1A, Class 1R 3.49% (3 ML+1.75%) due 07/20/2027*(3)	680,000	680,143
Parallel, Ltd. FRS Series 2015-1A, Class 2R 3.49% (3 ML+1.75%) due 07/20/2027*(3)	730,000	730,154
PFP, Ltd. FRS Series 2015-2, Class A 3.01% (1 ML+1.45%) due 07/14/2034*(5)	199,040	199,152
PFP, Ltd. FRS Series 2015-2, Class C 4.81% (1 ML+3.25%) due 07/14/2034*(5)	235,000	235,182
PFP, Ltd. FRS Series 2015-2, Class D 5.56% (1 ML+4.00%) due 07/14/2034*(5)	195,000	195,276
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,610,759	1,600,823
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,735,182	1,735,286
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	501,569
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	854,442
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	400,000	410,004
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	260,032
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	1,026,805	1,026,244
Prosper Marketplace Issuance Trust Series 2017-2A, Class A 2.41% due 09/15/2023*	510,250	510,334
Prosper Marketplace Issuance Trust Series 2017-1A, Class A 2.56% due 06/15/2023*	671,316	672,259
RAIT Trust FRS Series 2015-FL5, Class B 5.46% (1 ML+3.90%) due 01/15/2031*(5)	395,000	395,383

193

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	$368,015	$356,989
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class A 2.96% (1 ML+1.40%) due 08/15/2032*(5)	6,857	6,855
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class B 4.56% (1 ML+3.00%) due 08/15/2032*(5)(14)	307,000	303,930
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*(1)(14)	1,589,729	1,589,729
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 2.18% (1 ML+0.68%) due 10/20/2034(4)	1,291,648	1,235,921
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 2.26% (1 ML+0.76%) due 04/20/2033(4)	1,273,159	1,250,067
Shackleton CLO, Ltd. FRS Series 2014-6A, Class CR 3.98% (3 ML+2.25%) due 07/17/2026*(3)	1,834,087	1,846,636
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A 2.85% due 01/18/2022*	69,898	69,988
Silver Spring CLO, Ltd. Series 2014-1A, Class C2R 4.56% due 10/15/2026*(3)	1,170,000	1,159,419
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	302,591	307,233
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*	271,924	272,772
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,689,000	2,695,841
Springleaf Funding Trust Series 2015-AA, Class B 3.62% due 11/15/2024*	544,000	544,862
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 2.00% (1 ML+0.25%) due 07/19/2035(4)	593,312	576,833
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 3.10% due 12/25/2044(2)(4)	201,667	202,402
Tricolor Auto Securitization Trust Series 2017-1, Class A 5.09% due 05/15/2020*(1)	486,549	484,650
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	498,000	487,109
Upstart Securitization Trust Series 2017-1, Class A 2.64% due 06/20/2024*	386,074	386,312

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	$125,000	$124,021
Verizon Owner Trust Series 2017-2A, Class A 1.92% due 12/20/2021*	1,415,000	1,401,052
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	1,271,000	1,258,147
VM DEBT LLC Series 2017-1, Class A 6.50% due 10/02/2024*(1)	1,085,000	1,085,000
VOLT LIV LLC Series 2017-NPL1, Class A1 3.50% due 02/25/2047*	279,167	278,684
VOLT LIX LLC Series 2017-NPL6, Class A1 3.25% due 05/25/2047*	322,163	322,016
VOLT LV LLC Series 2017-NPL2, Class A1 3.50% due 03/25/2047*	377,248	377,423
VOLT LVI LLC Series 2017-NPL3 , Class A1 3.50% due 03/25/2047*	784,647	786,176
VOLT LVII LLC Series 2017-NPL4, Class A1 3.38% due 04/25/2047*	562,461	563,633
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 06/25/2047*	512,036	511,590
VOLT LXI LLC Series 2017-NPL8, Class A1 3.13% due 06/25/2047*	611,842	610,736
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(2)	2,071,454	2,068,330
VOLT XL LLC Series 2015-NP14, Class A1 4.38% due 11/27/2045*	186,553	186,793
VOLT XXV LLC Series 2015-NPL8, Class A1 3.50% due 06/26/2045*	807,942	808,759
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 2.01% (1 ML+0.46%) due 04/25/2045(4)	70,979	69,717
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(5)	5,195,581	5,280,316
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(5)	729,000	745,342
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	5,000,000	5,156,578
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-S, Class A1 3.52% due 09/25/2034(2)(4)	890,744	909,414
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR10, Class 2A16 3.57% due 06/25/2035(2)(4)	625,853	629,611

194

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
West CLO, Ltd. FRS Series 2014-1A, Class A2R 3.08% (3 ML+1.35%) due 07/18/2026*(3)	$3,146,734	$3,143,808
West CLO, Ltd. FRS Series 2014-1A, Class CR 4.73% (3 ML+3.00%) due 07/18/2026*(3)	650,000	654,343
Westgate Resorts LLC Series 2015-1A, Class A 2.75% due 05/20/2027*	104,406	104,195
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	399,628	397,627
Westlake Automobile Receivables Trust Series 2016-2A, Class A2 1.57% due 06/17/2019*	118,879	118,826
Westlake Automobile Receivables Trust Series 2017-1A, Class C 2.70% due 10/17/2022*	279,000	279,286
Westlake Automobile Receivables Trust Series 2016-2A, Class D 4.10% due 06/15/2021*	210,000	213,623
Westlake Automobile Receivables Trust Series 2015-3A, Class D 4.40% due 05/17/2021*	400,000	404,111

Total Asset Backed Securities (cost $300,954,096)		299,069,146

U.S. CORPORATE BONDS & NOTES — 25.2%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	300,000	304,587
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	104,577
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	154,000	156,484
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	329,738
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	219,020
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	98,127
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	50,191
Raytheon Co. Senior Notes 3.15% due 12/15/2024	180,000	180,539
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	105,000	104,211
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	50,000	52,845

		1,600,319

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 3.83% due 04/27/2025	$100,000	$101,908
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	218,474
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,578,000	2,652,117
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	306,875

		3,279,374

Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	212,000	230,550
Mosaic Co. Senior Notes 4.25% due 11/15/2023	810,000	834,797
Mosaic Co. Senior Notes 5.63% due 11/15/2043	120,000	130,299

		1,195,646

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.25% due 08/15/2026	85,000	80,477
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	124,098
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.75% due 09/25/2027	147,000	144,495

		349,070

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	278,103	270,833
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	54,984	55,259
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	202,000	204,081
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class B 3.70% due 04/15/2027	564,000	566,989
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	290,745	293,289
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	139,577	146,738

195

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	$214,000	$212,231
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	145,069	143,579
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	547,000	547,000
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	230,000	226,885
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	323,000	323,000

		2,989,884

Applications Software — 0.6%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,054,651
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	175,000	172,822
Microsoft Corp. Senior Notes 2.38% due 05/01/2023	65,000	63,525
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	188,231
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	351,000	348,730
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	3,260,000	3,271,723
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	223,000	224,958
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	138,624
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	148,811
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	3,088,000	3,356,089
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	169,279
Microsoft Corp. Senior Notes 4.50% due 02/06/2057	333,000	381,513
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	217,000	257,179

		11,776,135

Security Description	Principal Amount	Value (Note 2)
Auto-Cars/Light Trucks — 0.8%
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	$360,000	$359,987
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	34,000	31,554
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	164,663
Daimler Finance North America LLC Company Guar. Notes 2.00% due 08/03/2018*	150,000	149,964
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	1,080,000	1,073,439
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	1,670,000	2,125,693
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	273,000	273,185
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	265,000	267,700
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,274,845
General Motors Co. Senior Notes 5.15% due 04/01/2038	150,000	157,121
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,250,294
General Motors Co. Senior Notes 6.60% due 04/01/2036	562,000	681,198
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,136,000	2,143,433
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 11/07/2024	290,000	284,164
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	285,761
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	525,000	531,343
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 01/15/2025	285,000	288,686
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	1,816,000	1,807,417
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	150,000	153,268
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	262,000	266,541
Hyundai Capital America Senior Notes 2.00% due 07/01/2019*	86,000	84,950
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	191,000	190,666

196

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	$250,000	$248,032
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	133,000	133,010
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	359,062

		14,585,976

Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 2.45% due 01/15/2020	270,000	269,616
BB&T Corp. Senior Notes 2.63% due 06/29/2020	250,000	250,419
Compass Bank Senior Notes 2.88% due 06/29/2022	3,252,000	3,187,195
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	492,094
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	449,383
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	180,000	178,350
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	450,288
PNC Bank NA Senior Notes 3.10% due 10/25/2027	4,059,000	3,954,694
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	214,000	215,735
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	200,000	194,309

		9,642,083

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	51,666
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	120,000	120,196
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	98,769
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	720,000	722,142
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,100,000	2,134,202
Bank of New York Mellon Corp. Senior Notes 3.44% due 02/07/2028	5,131,000	5,143,175

Security Description	Principal Amount	Value (Note 2)
Banks-Fiduciary (continued)
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	$47,000	$46,060
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	94,000	96,674
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	102,443
State Street Corp. Sub. Notes 3.10% due 05/15/2023	540,000	538,343
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	89,769

		9,143,439

Banks-Super Regional — 0.8%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	269,866
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	102,064
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,080,306
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	233,762
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	325,000	329,419
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	360,000	359,702
Fifth Third Bancorp Senior Notes 2.88% due 07/27/2020	208,000	209,079
Huntington Bancshares, Inc. Senior Notes 2.30% due 01/14/2022	339,000	329,641
Huntington National Bank Senior Notes 2.00% due 06/30/2018	253,000	253,022
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	250,954
KeyCorp Senior Notes 2.90% due 09/15/2020	42,000	42,142
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	481,228
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	2,535,000	2,502,308
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	103,150
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	359,776

197

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
US Bancorp Senior Notes 2.35% due 01/29/2021	$300,000	$297,406
US Bancorp Senior Notes 2.38% due 07/22/2026	400,000	369,708
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	900,000	893,179
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	4,523,000	4,525,663
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,442,077
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	202,262
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	560,237
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	212,000	222,061
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	486,428
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	143,000	158,784
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	126,036

		16,190,260

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027*	75,000	72,995
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	222,000	224,374
PepsiCo, Inc. Senior Notes 3.45% due 10/06/2046	200,000	189,346
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	133,257
PepsiCo, Inc. Senior Notes 4.88% due 11/01/2040	49,000	57,512

		677,484

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp. Senior Notes 4.50% due 07/15/2045	113,000	124,145
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	80,000	83,547

		207,692

Security Description	Principal Amount	Value (Note 2)
Brewery — 0.6%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	$2,332,000	$2,350,348
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,278,652
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,040,000	1,147,773
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,734,000	4,219,455
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 01/15/2022	1,890,000	1,949,495

		10,945,723

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	350,000	406,032

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	1,018,000	1,053,630
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,018,000	1,081,625

		2,135,255

Building Products-Cement — 0.3%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	225,875
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	733,000	709,126
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,714,730
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	1,504,000	1,462,799

		6,112,530

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,496,000

Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	280,000	288,400
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	3,399,000	3,553,793
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	131,000	152,170

198

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	$175,000	$213,344
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	126,000	124,911
Comcast Corp. Company Guar. Notes 3.15% due 02/15/2028	9,091,000	8,802,546
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	278,211
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	658,778
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	206,000	273,677
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,762,000	2,700,461
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	129,224
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	137,092
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	358,917
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	2,648,488
Time Warner Cable LLC Senior Sec. Notes 5.00% due 02/01/2020	720,000	747,881
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	156,348

		21,224,241

Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	209,664
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	3,101,000	3,252,231
Sprint Spectrum Co. LLC Senior Sec. Notes 3.36% due 03/20/2023*	758,438	761,281

		4,223,176

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	270,000	269,105
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	270,000	281,007

Security Description	Principal Amount	Value (Note 2)
Chemicals-Diversified (continued)
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	$119,000	$121,756

		671,868

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	101,329

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	155,176
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027*	129,000	126,941

		282,117

Commercial Services-Finance — 0.0%
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	302,580

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	133,006

Computers — 0.6%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	319,410
Apple, Inc. Senior Notes 2.75% due 01/13/2025	400,000	389,324
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	704,846
Apple, Inc. Senior Notes 2.90% due 09/12/2027	3,438,000	3,318,931
Apple, Inc. Senior Notes 3.00% due 02/09/2024	469,000	467,399
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	291,845
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	288,177
Apple, Inc. Senior Notes 3.20% due 05/11/2027	171,000	168,971
Apple, Inc. Senior Notes 3.35% due 02/09/2027	2,042,000	2,041,687
Apple, Inc. Senior Notes 3.45% due 05/06/2024	186,000	189,687
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	494,946
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	365,809

199

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Apple, Inc. Senior Notes 4.25% due 02/09/2047	$510,000	$548,131
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,586,797
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	645,224

		11,821,184

Containers-Paper/Plastic — 0.4%
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	2,517,000	2,611,388
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,121,534
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,379,375

		8,112,297

Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 2.85% due 08/11/2027	300,000	291,252

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,071,000	2,917,548

Diagnostic Equipment — 0.4%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,638,000	1,650,176
Abbott Laboratories Senior Notes 3.88% due 09/15/2025	194,000	198,311
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	80,829
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	2,000,000	2,101,253
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	976,000	931,280
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	1,489,000	1,482,017
Thermo Fisher Scientific, Inc. Senior Notes 3.15% due 01/15/2023	450,000	451,995
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	469,548

		7,365,409

Security Description	Principal Amount	Value (Note 2)
Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	$104,000	$115,026

Diversified Banking Institutions — 3.7%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	173,000	171,804
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	359,000	350,951
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	400,000	399,658
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	365,000	366,181
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	630,000	624,429
Bank of America Corp. Senior Notes 3.00% due 12/20/2023*	1,216,000	1,203,599
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	144,000	144,299
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	500,000	488,452
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	2,916,000	2,943,112
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	199,574
Bank of America Corp. Senior Notes 3.42% due 12/20/2028*	3,566,000	3,505,712
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	1,009,973
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,581,409
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	390,000	405,094
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	298,728
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	279,450
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,444,000	5,935,879
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	1,687,000	1,770,040
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	700,000	706,534

200

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	$700,000	$707,861
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,080,000	1,079,306
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	115,000	112,699
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	789,174
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	189,242
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	197,662
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	701,208
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	604,584
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	53,000	53,844
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	556,195
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,620,000	1,683,494
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	300,000	325,239
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,292,000	2,236,052
Goldman Sachs Group, Inc. FRS Senior Notes 2.52% (3 ML+1.10%) due 11/15/2018	500,000	503,201
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	710,000	708,136
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	1,800,000	1,776,640
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	474,260
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	2,600,000	2,644,611
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	698,000	694,331
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	2,634,000	2,660,504

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	$601,000	$633,552
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,208,334
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	4,017,000	3,996,553
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	325,272
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	228,103
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	527,246
Morgan Stanley Senior Notes 3.77% due 01/24/2029	735,000	739,985
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,520,003
Morgan Stanley Senior Notes 4.00% due 07/23/2025	3,034,000	3,131,429
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	310,394
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	1,062,184
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	77,583
Morgan Stanley Senior Notes 4.38% due 01/22/2047	3,852,000	4,128,071
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	246,699
Morgan Stanley Senior Notes 5.50% due 07/28/2021	4,490,000	4,853,850
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,556,793
Morgan Stanley Senior Notes 6.63% due 04/01/2018	800,000	806,176

		71,435,348

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	358,013
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	200,000	199,688
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	136,299

201

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	$180,000	$180,978
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	66,675
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	198,998
Textron, Inc. Senior Notes 3.65% due 03/15/2027	128,000	127,972

		1,268,623

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	270,000	264,536
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	400,000	411,964
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057*	400,000	422,179
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	307,145
eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,010,000	987,491

		2,393,315

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	862,000	843,476
Priceline Group, Inc. Senior Notes 3.55% due 03/15/2028	300,000	293,648
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,319,179

		3,456,303

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 6.00% due 08/15/2032	320,000	391,561

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	119,600
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	136,296
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	140,179
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	111,531

		507,606

Security Description	Principal Amount	Value (Note 2)
Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	$103,000	$103,755

Electric-Integrated — 1.5%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	49,883
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	64,625
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	118,960
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	445,291
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	183,167
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	1,800,000	2,134,103
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	176,000	230,976
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	280,621
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	123,618
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	110,367
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	400,000	411,950
Consolidated Edison Co. of New York, Inc. Senior Notes 3.88% due 06/15/2047	250,000	254,640
Consumers Energy Co. 1st Mtg. Notes 3.25% due 08/15/2046	48,000	44,493
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	201,945
Dominion Resources, Inc. Senior Notes 2.75% due 01/15/2022	129,000	127,895
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	3,763,000	3,813,128
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	706,869
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	111,406
DTE Energy Co. Senior Notes 3.30% due 06/15/2022	60,000	60,264

202

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	$360,000	$362,408
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	242,286
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	184,677
Duke Energy Corp. Senior Notes 3.95% due 08/15/2047	200,000	198,406
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	245,868
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	132,678
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	254,538
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	191,782
Edison International Senior Notes 2.95% due 03/15/2023	350,000	344,353
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	89,152
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	124,000	117,489
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	661,000	665,496
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	267,630
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	224,540
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	3,385,000	3,731,570
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	454,266
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	65,000	64,049
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	124,870
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	246,759
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	707,921
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	116,990

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	$720,000	$757,587
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	269,475
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	366,298
Ohio Power Co. Senior Notes 6.05% due 05/01/2018	360,000	363,470
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	450,694
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	139,871
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	128,000	124,865
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	200,000	246,036
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	152,960
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,234,931
PPL Capital Funding, Inc. Company Guar. Notes 4.00% due 09/15/2047	63,000	62,722
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,256,878
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	286,843
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	195,666
PSI Energy, Inc. Senior Notes 6.12% due 10/15/2035	100,000	128,196
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	50,502
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	599,799
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	64,773
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	204,493
Public Service Electric & Gas Co. Senior Sec. Notes 5.70% due 12/01/2036	100,000	124,211
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	100,000	123,647

203

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	$100,000	$119,778
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	447,040
Southern Power Co. Senior Notes 4.15% due 12/01/2025	91,000	94,875
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	110,763
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	199,134
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/2038	360,000	607,649
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	108,915
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	233,327
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	98,845
Xcel Energy, Inc. Senior Notes 3.30% due 06/01/2025	185,000	184,686
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	218,473

		29,069,331

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	500,000	490,485
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026*	472,000	463,017
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022*	350,000	345,360
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	72,451

		1,371,313

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	482,000	475,522
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	449,000	436,953
Intel Corp. Senior Notes 3.15% due 05/11/2027	150,000	148,678

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors (continued)
Intel Corp. Senior Notes 3.70% due 07/29/2025	$163,000	$168,690
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	313,312

		1,543,155

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	42,660
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	199,783
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	131,248

		373,691

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	450,000	456,509

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	118,178
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	357,085
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	442,215
Oracle Corp. Senior Notes 2.95% due 11/15/2024	400,000	395,520
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	590,713
Oracle Corp. Senior Notes 3.80% due 11/15/2037	400,000	410,142
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	103,947
Oracle Corp. Senior Notes 4.30% due 07/08/2034	690,000	747,628
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	217,387

		3,382,815

Finance-Consumer Loans — 0.0%
Synchrony Financial Senior Notes 3.70% due 08/04/2026	491,000	477,564

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 1.80% due 07/31/2018	195,000	194,796

204

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	$180,000	$179,570
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	125,000	122,915
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	663,000	659,413
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	75,000	74,414

		1,231,108

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,608,000	3,559,637
Charles Schwab Corp. Senior Notes 3.20% due 01/25/2028	1,968,000	1,931,278
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	2,193,000	2,163,994
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	630,000	698,170
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	539,000	534,758
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	3,201,000	3,597,047
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,789,000	1,786,617
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	1,148,000	1,138,460

		15,409,961

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	188,588
Air Lease Corp. Senior Notes 3.63% due 12/01/2027	230,000	224,516
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	130,000	133,392
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	164,770
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	594,243

		1,305,509

Finance-Other Services — 0.2%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	288,740

Security Description	Principal Amount	Value (Note 2)
Finance-Other Services (continued)
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	$155,000	$152,833
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	171,000	172,583
Intercontinental Exchange, Inc. Company Guar. Notes 3.10% due 09/15/2027	2,993,000	2,924,568
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	86,309

		3,625,033

Food-Confectionery — 0.1%
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,654,159

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	450,000	464,540
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	100,000	110,331

		574,871

Food-Misc./Diversified — 0.3%
Kellogg Co. Senior Notes 3.40% due 11/15/2027	300,000	292,023
Kellogg Co. Senior Notes 4.00% due 12/15/2020	360,000	373,059
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	150,000	151,660
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	181,000	236,180
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	650,000	650,294
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	749,000	758,322
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	1,863,000	1,821,338
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	438,000	473,469
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	119,000	117,772
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	132,000	130,704

		5,004,821

205

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.1%
Kroger Co. Senior Notes 3.30% due 01/15/2021	$540,000	$548,212
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	450,000	581,247

		1,129,459

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	114,154

Gas-Distribution — 0.5%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	82,139
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	414,122
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	286,613
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,603,000	3,516,515
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	562,174
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*(1)	3,186,000	3,035,176
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	330,000	423,348
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	623,945
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	55,828
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	68,770

		9,068,630

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	292,737
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	270,000	272,983

		565,720

Insurance-Life/Health — 0.3%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	352,000	351,263
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	221,000	225,365

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Great-West Lifeco Finance Delaware LP Company Guar. Notes 4.15% due 06/03/2047*	$300,000	$307,243
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	180,000	179,654
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	170,678
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	466,744
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	149,000	145,580
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	450,000	449,517
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	99,051
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	2,490,000	2,481,730
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	449,531
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	256,303
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	149,503
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	206,432

		5,938,594

Insurance-Multi-line — 0.2%
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	67,247
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	445,161
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	539,676
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	324,450
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	2,109,000	2,108,720
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	250,000	413,214
Voya Financial, Inc. Company Guar. Notes 3.65% due 06/15/2026	50,000	49,708

		3,948,176

206

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	$450,000	$467,182
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	357,188
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	31,000	49,909
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	255,243
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	550,000	548,362
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	156,921

		1,834,805

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	78,000	77,962
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	635,852
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	50,019
Arch Capital Finance LLC Company Guar. Notes 5.03% due 12/15/2046	109,000	124,534
Progressive Corp. Senior Notes 2.45% due 01/15/2027	120,000	111,870

		1,000,237

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	884,000	846,406
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	113,976

		960,382

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	719,789
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	181,274
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	130,589

		1,031,652

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	71,000	70,903

Security Description	Principal Amount	Value (Note 2)
Machinery-Farming (continued)
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	$504,000	$510,528

		581,431

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	62,430

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	47,994

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.13% due 03/15/2022	93,000	94,008
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	253,000	277,404
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	2,000,000	2,265,903

		2,637,315

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	204,062
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,593,201
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	54,886

		2,852,149

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	84,198
Stryker Corp. Senior Notes 3.50% due 03/15/2026	56,000	56,779
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	3,477,000	3,465,957

		3,606,934

Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	316,084
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	720,000	738,445
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	95,000	96,091
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	47,000	54,157

207

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	$178,000	$183,005
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	97,000	112,673
Celgene Corp. Senior Notes 3.45% due 11/15/2027	300,000	293,344
Celgene Corp. Senior Notes 3.63% due 05/15/2024	336,000	339,516
Celgene Corp. Senior Notes 5.70% due 10/15/2040	114,000	131,789
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	28,000	27,274
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	45,000	45,683
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	180,000	184,050
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	39,000	40,212
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	94,857
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	1,195,000	1,342,978
Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	1,900,000	2,143,447

		6,143,605

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.85% due 05/14/2023	200,000	196,811
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	227,000	229,098
AbbVie, Inc. Senior Notes 4.30% due 05/14/2036	135,000	142,020
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	889,000	957,565
Allergan, Inc. Senior Notes 2.80% due 03/15/2023	300,000	292,123
Allergan, Inc. Senior Notes 3.38% due 09/15/2020	138,000	139,642
Johnson & Johnson Senior Notes 3.40% due 01/15/2038	309,000	306,247
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	46,000	51,431

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Merck & Co., Inc. Senior Notes 2.40% due 09/15/2022	$131,000	$129,007
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	34,333
Pfizer, Inc. Senior Notes 3.00% due 12/15/2026	300,000	295,465

		2,773,742

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	60,000	58,743

Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	116,993
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	544,933
Magellan Health, Inc. Senior Notes 4.40% due 09/22/2024	417,000	417,215
UnitedHealth Group, Inc. Senior Notes 1.63% due 03/15/2019	145,000	143,784
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	3,551,000	3,462,299
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	181,000	179,108
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	197,994
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	295,048
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/2036	200,000	254,090
WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	192,728

		5,804,192

Medical-Hospitals — 0.4%
Hackensack Meridian Health, Inc. Senior Notes 4.50% due 07/01/2057	2,009,000	2,157,176
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	2,153,000	2,252,576
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	571,024
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	1,720,000	1,722,137

208

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	$84,000	$79,777
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	422,079

		7,204,769

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	105,000	104,849
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	95,441

		200,290

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	240,000	241,727
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	157,874
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	108,982

		508,583

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 2.38% due 03/15/2018	270,000	269,919
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,000,000	993,750
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	2,800,000	3,073,000

		4,336,669

Metal-Diversified — 0.3%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	1,028,000	1,034,291
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	2,500,000	2,476,130
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,630,000	1,675,950

		5,186,371

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	540,000	553,337
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	200,000	263,403
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	899,282

Security Description	Principal Amount	Value (Note 2)
Multimedia (continued)
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	$1,560,000	$1,562,975
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	1,177,000	1,158,360
Viacom, Inc. Senior Notes 3.88% due 04/01/2024	112,000	113,033
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	447,700
Walt Disney Co. Senior Notes 3.00% due 02/13/2026	450,000	445,823

		5,443,913

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	223,834
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	372,654

		596,488

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 5.00% due 03/01/2020	450,000	470,713
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	116,000	114,940

		585,653

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	270,000	263,925
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	270,000	272,700

		536,625

Oil Companies-Exploration & Production — 0.3%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	367,254
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	360,000	383,398
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	291,763
Apache Corp. Senior Notes 6.00% due 01/15/2037	360,000	426,157
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	431,260
ConocoPhillips Co. Company Guar. Notes 2.40% due 12/15/2022	540,000	530,483

209

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	$225,000	$250,673
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/2029	200,000	259,337
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	105,107
EOG Resources, Inc. Senior Notes 5.10% due 01/15/2036	235,000	268,968
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	196,844
Hess Corp. Senior Notes 6.00% due 01/15/2040	100,000	113,204
Hess Corp. Senior Notes 7.13% due 03/15/2033	300,000	368,166
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	245,000	327,858
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	450,000	441,348
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	100,000	125,750
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	100,000	99,768
Noble Energy, Inc. Senior Notes 5.63% due 05/01/2021	133,000	135,660
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	180,000	217,272
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	111,000	108,168
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	88,000	88,718
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	114,000	115,932
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	58,365

		5,711,453

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.57% due 05/16/2023	600,000	589,946
Chevron Corp. Senior Notes 2.90% due 03/03/2024	215,000	213,072
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	246,212

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	$774,000	$769,215
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	197,875

		2,016,320

Oil Refining & Marketing — 0.3%
Andeavor Senior Notes 3.80% due 04/01/2028	855,000	841,059
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,911,000	3,083,974
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,244,408
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	525,316

		5,694,757

Oil-Field Services — 0.1%
Baker Hughes, a GE Company Senior Notes 5.13% due 09/15/2040	150,000	173,048
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	355,346
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	95,400
Schlumberger Holdings Corp. Senior Notes 3.63% due 12/21/2022*	220,000	224,999

		848,793

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.00% due 02/15/2027	214,000	204,212
International Paper Co. Senior Notes 7.30% due 11/15/2039	100,000	138,001
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	148,675

		490,888

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.40% due 12/01/2026*	136,000	135,981

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	540,000	528,923
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	179,603

		708,526

210

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	$161,000	$161,928
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	330,000	346,951
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	74,000	81,476
Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	150,000	150,310
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	39,000	37,672
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	260,495
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	283,365
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	57,000	56,723
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	173,000	172,238
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	128,000	132,498
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	122,000	127,675
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	517,000	558,313
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	56,000	64,330
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	187,000	186,425
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	358,000	358,621
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	115,000	115,225
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	200,000	201,819
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	275,502
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	744,173
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	45,000	49,394

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	$180,000	$196,236
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	45,000	55,504
Gulf South Pipeline Co. LP Senior Notes 4.00% due 06/15/2022	345,000	349,207
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	1,814,897
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	99,389
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	105,934
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	155,411
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	267,122
MPLX LP Senior Notes 4.88% due 12/01/2024	210,000	223,445
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	89,269
ONEOK Partners LP Company Guar. Notes 3.20% due 09/15/2018	140,000	140,708
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	40,019
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	500,000	533,561
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	95,079
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	296,139
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	650,000	768,921
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	47,758
Phillips 66 Partners LP Senior Notes 4.68% due 02/15/2045	507,000	518,972
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	111,918
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	810,000	790,626

211

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	$76,000	$75,479
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	225,000	237,493
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,114,000	1,120,557
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	2,017,000	2,141,723
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,300,000	2,449,680
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	109,250
Southern Natural Gas Co. LLC Senor Notes 8.00% due 03/01/2032	140,000	189,265
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	310,225
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	180,000	182,756
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	553,004
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	104,911
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	59,005
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	113,000	116,395
Western Gas Partners LP Senior Notes 5.38% due 06/01/2021	99,000	104,406
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	255,000	276,277
Williams Partners LP Senior Notes 3.90% due 01/15/2025	174,000	176,243

		19,271,917

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,832,875

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	2,300,000	2,354,625

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	$175,000	$168,643
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,489,000	4,347,947
AvalonBay Communities, Inc. Senior Notes 2.85% due 03/15/2023	150,000	148,043
AvalonBay Communities, Inc. Senior Notes 2.90% due 10/15/2026	110,000	105,309
AvalonBay Communities, Inc. Senior Notes 3.90% due 10/15/2046	64,000	62,861
Boston Properties LP Senior Notes 2.75% due 10/01/2026	120,000	112,286
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	223,474
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	148,110
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	197,255
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,536,873
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	937,000	914,061
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	923,563
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	893,000	874,837
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	462,191
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	150,000	159,245
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	108,565
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	98,084
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	113,923
Duke Realty LP Senior Notes 3.25% due 06/30/2026	31,000	30,237
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	273,912

212

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	$207,000	$204,976
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	890,000	934,500
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	490,000	516,234
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	269,759
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	282,673
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	209,091
Goodman US Finance Three LLC Company Guar. Notes 4.50% due 10/15/2037*	186,000	188,477
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	275,894
HCP, Inc. Senior Notes 3.88% due 08/15/2024	900,000	909,947
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	540,000	551,587
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	120,000	122,373
National Retail Properties, Inc. Senior Notes 3.60% due 12/15/2026	165,000	161,348
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	294,508
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	114,000	107,995
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	301,085
Realty Income Corp. Senior Notes 3.65% due 01/15/2028	1,633,000	1,616,995
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	101,756
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	355,300
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	351,000	360,554
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	42,000	39,600

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	$880,000	$891,582
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	400,000	414,463

		20,120,116

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	57,000	58,813

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	196,126
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	695,009
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	2,655,000	3,500,941

		4,392,076

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	2,550,000	2,585,063

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	138,000	138,081
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	183,337

		321,418

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.13% due 09/15/2026	77,000	70,534
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	148,000	147,323
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	53,000	49,849
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	172,000	184,543
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	199,880
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	179,340
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	119,000	119,705

		951,174

213

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 5.50% due 03/15/2021	$3,128,000	$3,352,848

Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	211,501
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	278,285
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	276,556
Wal-Mart Stores, Inc. Senior Notes 3.63% due 12/15/2047	250,000	256,253

		1,022,595

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	877,000	902,040
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,425,038
Walgreen Co. Company Guar. Notes 4.40% due 09/15/2042	100,000	99,515
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	101,369
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	460,000	472,086

		5,000,048

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	172,527
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	133,896
Starbucks Corp. Senior Notes 4.30% due 06/15/2045	153,000	164,608

		471,031

Schools — 0.0%
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	285,321

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	120,888
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	59,645
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	35,000	33,819

Security Description	Principal Amount	Value (Note 2)
Semiconductor Components-Integrated Circuits (continued)
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	$251,000	$239,965

		454,317

Software Tools — 0.0%
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	375,741

Special Purpose Entity — 0.0%
Protective Life Global Funding Sec. Notes 2.00% due 09/14/2021*	300,000	288,378

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	654,889
Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	130,745
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,707,000	1,749,675

		2,535,309

Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	402,000	391,144
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	324,000	327,010
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	674,000	666,462
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	330,000	333,176
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	1,071,000	1,057,336
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	183,000	190,700
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	2,219,000	2,185,609
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	1,283,000	1,208,606
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	2,516,000	2,437,165
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	936,000	948,661
AT&T, Inc. Senior Notes 5.15% due 11/15/2046*	503,000	516,060
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	1,919,000	1,941,119

214

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	$4,232,000	$4,472,246
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	189,000	199,393
Verizon Communications, Inc. Senior Notes 2.95% due 03/15/2022	1,135,000	1,130,091
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	49,545
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,284,670
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	832,000	853,015
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	2,114,000	2,209,577
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	274,000	301,652

		22,703,237

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	545,768

Tobacco — 0.5%
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*(1)	7,025,000	6,917,157
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	308,000	316,589
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019	1,800,000	1,933,159

		9,166,905

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	246,673

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	301,673
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	727,333
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	413,343
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/2042	120,000	131,676
CSX Corp. Senior Notes 3.40% due 08/01/2024	180,000	181,446

Security Description	Principal Amount	Value (Note 2)
Transport-Rail (continued)
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	$221,000	$229,076
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	540,000	546,280
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	103,050
Union Pacific Railroad Co. Pass-Through Certs. 2.70% due 05/12/2027(14)	353,905	340,729

		2,974,606

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	269,955
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	359,553
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	146,357
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	57,192

		833,057

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	350,259
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	250,000	251,835

		602,094

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	261,296

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	454,762

Total U.S. Corporate Bonds & Notes (cost $487,379,846)		491,158,772

FOREIGN CORPORATE BONDS & NOTES — 7.3%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	316,916

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	240,994
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	155,086

		396,080

215

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	$158,000	$156,054
Agrium, Inc. Senior Notes 4.13% due 03/15/2035	660,000	665,254
Agrium, Inc. Senior Notes 5.25% due 01/15/2045	270,000	305,677
Potash Corp. of Saskatchewan, Inc. Senior Notes 3.00% due 04/01/2025	302,000	289,320

		1,416,305

Airlines — 0.0%
Air Canada Pass-Through Trust Pass-Through Certs. 3.30% due 07/15/2031*	214,000	211,510
Air Canada Pass-Through Trust Pass-Through Certs. 3.55% due 07/15/2031*	302,000	298,094

		509,604

Banks-Commercial — 1.3%
ABN AMRO Bank NV Senior Notes 2.10% due 01/18/2019*	438,000	436,896
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	418,622
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,369,581
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019*	328,000	328,286
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	250,610
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	204,658
Bank of Montreal Senior Notes 1.40% due 04/10/2018	300,000	299,772
Bank of Montreal Senior Notes 2.38% due 01/25/2019	178,000	178,253
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	542,205
Bank of Nova Scotia Senior Notes 2.50% due 01/08/2021	250,000	248,070
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.15% due 09/14/2018*	250,000	250,004
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	792,757

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	$250,000	$247,979
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,265,458
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	622,280
Canadian Imperial Bank of Commerce Senior Notes 1.60% due 09/06/2019	250,000	246,756
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	270,608
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	290,942
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	390,984
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	208,169
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	300,000	310,405
Cooperatieve Rabobank UA Company Guar. Notes 4.38% due 08/04/2025	250,000	259,747
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	423,543
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	250,000	251,165
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	590,040
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	193,753
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	197,817
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,326,096
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	291,642
ING Bank NV Senior Notes 2.05% due 08/17/2018*	600,000	599,828
ING Groep NV Senior Notes 3.95% due 03/29/2027	935,000	956,532
Intesa Sanpaolo SpA Senior Notes 3.88% due 07/14/2027*	240,000	235,504
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	200,000	195,248

216

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principle Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	$250,000	$249,912
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	256,145
Mizuho Bank, Ltd. Company Guar. Notes 1.80% due 03/26/2018*	242,000	241,991
National Australia Bank, Ltd. Senior Notes 2.50% due 01/12/2021	450,000	447,286
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	232,860
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	298,561
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	465,733
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	380,000	379,717
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	197,330
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	401,270
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	500,000	517,247
Standard Chartered PLC Senior Notes 1.70% due 04/17/2018*	270,000	269,800
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	250,000	249,887
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 10/18/2019*	400,000	395,617
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	398,181
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	175,000	174,815
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	448,357
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	167,000	163,176
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	433,925
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	219,479
Westpac Banking Corp. Senior Notes 3.40% due 01/25/2028	200,000	196,976

Security Description	Principle Amount	Value (Note 2)
Banks-Commercial (continued)
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	$300,000	$305,581

		24,638,056

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	298,696

Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	150,000	155,271

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC Senior Notes 4.63% due 07/02/2044	894,000	973,287
Johnson Controls International PLC Senior Notes 4.95% due 07/02/2064	180,000	195,009
Johnson Controls International PLC Senior Notes 5.13% due 09/14/2045	60,000	69,960
Johnson Controls International PLC Senior Notes 5.70% due 03/01/2041	968,000	1,149,533

		2,387,789

Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.00% due 09/14/2026*	250,000	248,728

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	810,640
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	188,514
Vodafone Group PLC Senior Notes 2.95% due 02/19/2023	190,000	189,307
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	360,217

		1,548,678

Diversified Banking Institutions — 1.5%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	196,773
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	657,037
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,403,720
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	296,000	304,542
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	205,204

217

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	$500,000	$503,259
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	248,454
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	256,897
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,860,000	2,856,669
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	92,000	91,994
Deutsche Bank AG Senior Notes 3.13% due 01/13/2021	77,000	76,990
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	447,622
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	300,000	309,110
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	680,000	669,735
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	204,705
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	205,959
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	767,198
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	195,120
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	3,443,000	3,430,465
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	206,206
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	300,000	293,513
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,367,408
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	87,471
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	197,551
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	252,346

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	$250,000	$252,720
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	101,000	97,960
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	3,107,000	3,043,934
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	174,371
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	300,000	294,794
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	247,000	242,677
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	296,807
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	205,780
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	200,000	195,672
UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,092,205
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	1,827,000	1,887,568
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	280,000	288,313
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	2,066,000	2,139,016

		28,647,765

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	359,935
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,767,000	2,845,740

		3,205,675

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	179,136
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	152,293
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	277,294

218

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	$250,000	$250,433
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	249,276
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.30% due 09/15/2046*	300,000	277,351

		1,385,783

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	198,235

Diversified Operations — 0.0%
CK Hutchison International, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	295,251

Electric-Distribution — 0.3%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	351,632
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	5,851,000	5,730,177

		6,081,809

Electric-Generation — 0.0%
Korea Southern Power Co., Ltd. Senior Notes 3.00% due 01/29/2021*	200,000	199,870

Electric-Integrated — 0.7%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*(1)	8,200,000	7,895,449
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	5,507,577
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	300,000	283,732

		13,686,758

Electronic Components-Misc. — 0.0%
Philips Electronics NV Senior Notes 3.75% due 03/15/2022	540,000	555,233

Finance-Investment Banker/Broker — 0.0%
Brookfield Finance, Inc. Company Guar. Bonds 3.90% due 01/25/2028	148,000	145,389
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	172,499
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	181,698

		499,586

Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	$150,000	$150,839
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	180,000	175,515
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	193,542
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	194,718
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	148,926

		863,540

Food-Misc./Diversified — 0.0%
Danone SA Senior Notes 2.59% due 11/02/2023*	400,000	386,644

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	191,989

Gold Mining — 0.1%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	2,300,000	2,527,424

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	361,867
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	173,000	176,965

		538,832

Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Bonds 4.13% due 01/12/2028	330,000	325,676
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	397,529

		723,205

Insurance-Property/Casualty — 0.3%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	2,500,000	2,481,788
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 5.50% due 11/15/2020	3,633,000	3,852,902

		6,334,690

219

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Internet Application Software — 0.0%
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	$380,000	$374,388

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	126,705

Medical Products — 0.0%
Covidien International Finance SA Company Guar. Notes 2.95% due 06/15/2023	87,000	86,460

Medical-Drugs — 0.3%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	5,381,000	5,218,399
Teva Pharmaceutical Finance Co. BV Company Guar. Notes 2.95% due 12/18/2022	150,000	136,953
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	507,000	448,579
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	50,000	38,078

		5,842,009

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	450,000	452,595
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	230,000	232,925
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	379,000	396,098
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	630,000	629,698
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	138,141

		1,849,457

Metal-Diversified — 0.0%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	100,000	114,500

Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	153,000	177,448
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/2036	450,000	565,312

		742,760

Security Description	Principal Amount	Value (Note 2)
Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	$360,000	$366,194

Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 5.75% due 03/16/2018	57,000	57,142

Oil Companies-Exploration & Production — 0.1%
Alberta Energy Co., Ltd. Senior Notes 8.13% due 09/15/2030	150,000	201,019
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	182,984
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	303,152
Encana Corp. Senior Notes 6.50% due 08/15/2034	100,000	123,363
Encana Corp. Senior Notes 7.20% due 11/01/2031	100,000	127,192
Encana Corp. Senior Notes 7.38% due 11/01/2031	100,000	128,611
Sinopec Group Overseas Development 2012, Ltd. Company Guar. Notes 3.90% due 05/17/2022*	300,000	306,918

		1,373,239

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.22% due 04/14/2024	400,000	402,602
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	116,000	114,766
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	184,543
BP Capital Markets PLC Company Guar. Notes 3.59% due 04/14/2027	300,000	305,009
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	868,000	902,480
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	447,000	536,704
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	179,885
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	206,877
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	202,701
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	359,254

220

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petro-Canada Senior Notes 5.95% due 05/15/2035	$200,000	$247,006
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	181,341
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	700,000	742,210
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	112,000	121,576
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	433,000	473,646
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026	336,000	380,184
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	630,000	617,421
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	453,000	443,835
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	1,372,000	1,365,322
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,244,000	2,327,564
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	326,000	350,115
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	704,566
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	90,978
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	721,865

		12,162,450

Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	549,825

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027†*(1)(2)(14)	731,485	21,945
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 4.77% (3 ML+3.00%) due 04/28/2018†*(1)(14)	111,067	3,332
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.77% (3 ML+3.00%) due 04/28/2018†*(1)(14)	174,335	0

Security Description	Principal Amount	Value (Note 2)
Paper & Related Products (continued)
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.77% (3 ML+3.00%) due 04/28/2027†*(1)(14)	$1,756,853	$0

		25,277

Pipelines — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	289,756
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	913,000	940,717
Enbridge, Inc. Senior Bonds 4.50% due 06/10/2044	150,000	154,809
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	265,086
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	371,153
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	203,605

		2,225,126

Property Trust — 0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	253,754

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	396,319

Real Estate Operations & Development — 0.1%
Mitsui Fudosan Co., Ltd. Senior Notes 3.65% due 07/20/2027*	336,000	340,959
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	234,973
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	244,885

		820,817

Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	7,337,000	7,045,828

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	450,000	447,231
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	217,000	220,559

221

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	$207,000	$233,130

		900,920

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,293,500

Tobacco — 0.3%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,673,267

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	629,616
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	101,000	131,353

		760,969

Total Foreign Corporate Bonds & Notes (cost $141,368,184)		141,279,318

U.S. GOVERNMENT AGENCIES — 22.8%
Federal Home Loan Mtg. Corp. — 5.4%
3.00% due 08/15/2042 STRIPS(4)	1,870,096	1,845,703
3.00% due 03/01/2043	1,377,882	1,358,483
3.00% due 04/01/2043	101,308	99,887
3.00% due 05/01/2043	164,099	161,769
3.00% due 01/15/2044 STRIPS(4)	731,474	720,070
3.00% due 10/01/2046	7,217,494	7,085,921
3.50% due 02/01/2042	199,074	202,040
3.50% due 05/01/2042	55,691	56,519
3.50% due 07/01/2042	276,858	280,977
3.50% due 07/15/2042 STRIPS(4)	3,144,567	3,180,958
3.50% due 03/01/2043	150,066	152,298
3.50% due 09/01/2045	6,088,820	6,158,060
3.50% due 12/01/2045	3,422,184	3,461,132
3.50% due 11/01/2046	3,515,502	3,555,560
3.50% due 12/01/2046	2,089,921	2,113,735
4.00% due 07/01/2025	122,705	127,703
4.00% due 10/01/2040	174,546	181,131
4.00% due 11/01/2040	107,850	111,915
4.00% due 01/01/2041	1,048,624	1,088,154
4.00% due 04/01/2044	1,378,864	1,425,824
4.00% due 01/01/2046	1,204,366	1,255,651
4.50% due 07/01/2025	31,764	33,148
4.50% due 07/01/2040	761,160	805,070
4.50% due 03/01/2041	43,463	45,972
4.50% due 05/01/2041	110,014	116,366
4.50% due 05/01/2042	2,122,636	2,244,426
5.00% due 09/01/2019	22,662	23,031
5.00% due 11/01/2035	26,381	28,429
5.00% due 10/01/2036	44,364	47,940
5.00% due 12/01/2036	23,904	25,831
5.00% due 10/01/2037	8,267	8,934
5.00% due 08/01/2039	31,536	34,302
5.00% due 01/01/2040	41,724	45,367
5.00% due 04/01/2040	25,408	27,638
5.50% due 08/01/2019	30,666	31,214
5.50% due 05/01/2036	9,731	10,716

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
5.50% due 12/01/2036	$3,125	$3,439
5.50% due 01/01/2038	31,797	35,120
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58% due 11/25/2049*(2)(5)	690,000	676,571
Series 2015-K44, Class B 3.68% due 01/25/2048*(2)(5)	3,390,000	3,390,137
Series 2016-K722, Class B 3.84% due 07/25/2049*(2)(5)	625,000	625,586
Series 2014-K40, Class C 4.07% due 11/25/2047*(2)(5)	835,000	816,351
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K712, Class A2 1.87% due 11/25/2019(5)	5,062,693	5,025,286
Series K706, Class A2 2.32% due 10/25/2018(5)	5,174,952	5,178,511
Series KJO2, Class A2 2.60% due 09/25/2020(5)	171,405	171,286
Series KSMC, Class A2 2.62% due 01/25/2023(5)	10,325,000	10,214,964
Series K055, Class A2 2.67% due 03/25/2026(5)	2,400,000	2,340,702
Series K703, Class A2 2.70% due 05/25/2018(5)	464,400	464,536
Series K720, Class A2 2.72% due 06/25/2022(5)	930,138	930,543
Series K054, Class A2 2.75% due 01/25/2026(5)	1,419,000	1,393,211
Series K718, Class A2 2.79% due 01/25/2022(5)	1,699,000	1,706,430
Series K044, Class A2 2.81% due 01/25/2025(5)	1,464,000	1,452,948
Series KJ09, Class A2 2.84% due 09/25/2022(5)	751,000	750,993
Series K715, Class A2 2.86% due 01/25/2021(5)	205,000	206,364
Series K066, Class A2 3.12% due 06/25/2027(5)	964,000	965,469
Series K065, Class A2 3.24% due 04/25/2027(5)	776,000	785,047
Series K060, Class A2 3.30% due 10/25/2026(5)	1,141,000	1,159,489
Series K065, Class AM 3.33% due 05/25/2027(5)	416,000	420,585
Series K007, Class A2 4.22% due 03/25/2020(5)	365,949	377,999
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS Series KF-12, Class A 1.94% (1 ML+0.70%) due 09/25/2022(5)	763,835	766,229
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K714, Class A2 3.03% due 10/25/2020(2)(5)	1,042,000	1,053,348
Series K033, Class A2 3.06% due 07/25/2023(2)(5)	4,682,000	4,741,937

222

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K064, Class A2 3.22% due 03/25/2027(2)(5)	$1,994,000	$2,016,045
Series K030, Class A2 3.25% due 04/25/2023(2)(5)	5,200,000	5,315,863
Series K070, Class A2 3.30% due 11/25/2027(2)(5)	681,000	691,491
Series K029, Class A2 3.32% due 02/25/2023(2)(5)	3,000,000	3,075,961
Series K047, Class A2 3.33% due 05/25/2025(2)(5)	2,283,000	2,338,535
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(4)	880,135	788,381
Series 3582, Class MO zero coupon due 10/15/2039(4)	772,972	699,552
Series 4371, Class GZ 2.00% due 05/15/2042(4)	1,278,705	1,003,446
Series 4374, Class NC 3.75% due 02/15/2046(4)	775,541	789,658
Series 2691, Class ZU 5.50% due 09/15/2033(4)	2,964,774	3,188,451
Federal Home Loan Mtg. Corp. REMIC FRS Series 4077, Class MF 2.06% (1 ML+0.50%) due 07/15/2042(4)	458,682	461,075

		104,173,413

Federal National Mtg. Assoc. — 12.7%
zero coupon due 10/09/2019	470,000	451,796
2.32% due 03/01/2023	3,599,486	3,519,054
2.35% due 01/01/2023	3,000,000	2,937,807
2.38% due 03/01/2023	7,492,728	7,344,795
2.41% due 05/01/2023	106,250	104,194
2.55% due 05/01/2023	109,652	108,243
2.70% due 04/01/2025	10,000,000	9,866,594
2.77% due 03/01/2022	488,637	489,051
2.82% due 07/01/2022	3,048,830	3,055,808
2.83% due 05/01/2027	2,500,000	2,448,230
2.83% due 06/01/2027	2,000,000	1,957,340
2.84% due 04/01/2025	4,003,167	3,992,177
2.89% due 05/01/2027	3,892,267	3,785,649
2.90% due 06/25/2027(5)	1,526,673	1,481,045
2.92% due 02/01/2030	1,674,670	1,626,131
2.92% due 05/01/2030	2,000,000	1,932,511
2.93% due 01/01/2025	2,986,336	2,986,363
2.94% due 05/01/2030	1,680,000	1,622,724
2.96% due 06/01/2027	1,951,006	1,935,193
2.97% due 06/01/2030	2,000,000	1,947,755
3.00% due 12/01/2031	1,529,249	1,538,351
3.00% due 05/01/2043	627,777	614,524
3.00% due 09/01/2046	1,497,899	1,472,783
3.00% due 11/01/2046	5,039,619	4,955,118
3.03% due 04/01/2030	2,000,000	1,947,926
3.04% due 12/01/2024	2,633,046	2,650,317
3.05% due 09/01/2024	5,604,855	5,657,964
3.07% due 09/01/2024	4,255,343	4,300,476
3.10% due 09/01/2025	3,300,000	3,316,374
3.12% due 06/01/2035	2,000,000	1,922,978
3.13% due 04/01/2030	5,000,000	4,930,438
3.13% due 06/01/2030	1,000,000	987,570
3.16% due 02/01/2032	2,840,000	2,795,807

Security Description	Principal Amount	Value (Note 2)
3.20% due 06/01/2030	$1,000,000	$992,695
3.23% due 11/01/2020	4,604,459	4,680,296
3.30% due 10/01/2021	11,774,467	11,991,912
3.30% due 07/01/2030	1,005,000	1,005,900
3.48% due 11/01/2020	3,907,236	3,997,040
3.49% due 12/01/2020	3,911,212	3,994,680
3.50% due 11/01/2041	23,487	23,849
3.50% due 01/01/2042	320,853	325,838
3.50% due 04/01/2043	139,379	141,386
3.50% due 07/01/2043	1,421,763	1,440,044
3.50% due 08/01/2043	689,295	699,525
3.50% due 03/01/2045	1,335,752	1,349,097
3.50% due 07/01/2046	2,082,933	2,110,448
3.50% due 12/01/2046	1,839,785	1,859,126
3.50% due 01/01/2047	4,442,776	4,489,671
3.76% due 12/01/2035	1,943,058	2,006,651
3.77% due 12/01/2025	1,500,000	1,574,516
3.84% due 05/01/2018	2,740,000	2,736,781
3.95% due 01/01/2027	141,961	145,029
3.99% due 07/01/2021	1,420,166	1,474,874
4.00% due 04/01/2020	252,590	258,587
4.00% due 01/01/2035	5,415,275	5,688,116
4.00% due 09/01/2040	3,285,088	3,409,962
4.00% due 11/01/2040	2,189,094	2,272,191
4.00% due 02/01/2041	252,661	262,364
4.00% due 06/01/2041	1,777,848	1,844,907
4.00% due 10/01/2041	1,509,081	1,565,963
4.00% due 11/01/2041	686,499	712,238
4.00% due 01/01/2042	5,028,172	5,216,703
4.00% due 04/01/2042	907,827	945,317
4.00% due 10/01/2042	914,511	952,278
4.00% due 12/01/2042	599,803	624,532
4.00% due 01/01/2043	3,094,542	3,217,458
4.00% due 05/01/2043	1,441,637	1,501,955
4.00% due 06/01/2043	1,057,303	1,096,982
4.00% due 07/01/2043	740,416	769,480
4.00% due 01/01/2044	1,406,727	1,465,765
4.00% due 04/01/2044	488,452	506,719
4.08% due 01/01/2029	838,664	882,423
4.26% due 12/01/2019	284,055	292,878
4.30% due 06/01/2021	934,125	978,420
4.50% due 08/01/2018	20,986	21,164
4.50% due 05/01/2025	19,566	20,234
4.50% due 03/01/2034	101,328	107,327
4.50% due 05/01/2040	38,437	40,936
4.50% due 10/01/2040	46,276	49,291
4.50% due 02/01/2041	1,154,125	1,226,040
4.50% due 04/01/2041	2,012,730	2,137,684
4.50% due 07/01/2042	1,035,221	1,099,930
4.50% due 11/01/2042	2,371,265	2,517,891
4.50% due 01/01/2043	1,686,402	1,791,606
4.50% due 04/01/2044	125,729	133,536
4.50% due 06/01/2044	3,841,965	4,080,786
5.00% due 03/01/2034	21,103	22,976
5.00% due 04/01/2034	30,021	32,243
5.00% due 05/01/2035	17,897	19,318
5.00% due 07/01/2035	47,711	51,587
5.00% due 08/01/2035	41,963	45,407
5.00% due 09/01/2035	14,271	15,474
5.00% due 10/01/2035	55,960	60,418
5.00% due 10/01/2039	27,056	29,357
5.00% due 11/01/2039	65,219	70,769
5.00% due 12/01/2039	67,180	72,864
5.00% due 02/01/2040	56,306	61,102

223

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 06/01/2040	$42,876	$46,306
5.00% due 03/01/2042	7,736,587	8,339,435
5.29% due 06/01/2018	48,715	48,976
5.50% due 11/01/2034	4,505	4,960
5.50% due 01/01/2036	175,649	193,330
5.50% due 11/01/2036	49,811	54,701
5.50% due 06/01/2037	165,081	181,164
5.50% due 08/01/2037	158,078	173,993
5.50% due 01/01/2038	30,105	32,899
5.50% due 12/01/2038	3,742,612	4,118,996
5.58% due 03/01/2038	2,061,202	2,215,849
6.00% due 02/01/2033	44,321	49,283
6.00% due 10/01/2035	15,081	16,901
6.00% due 01/01/2036	22,978	25,949
6.00% due 02/01/2037	16,949	19,048
6.00% due 03/01/2037	10,045	11,236
6.00% due 04/01/2037	14,892	16,766
6.00% due 06/01/2037	180,755	203,064
6.00% due 06/01/2038	69,196	77,896
6.00% due 10/01/2038	9,714	10,877
Federal National Mtg. Assoc. FRS 1.86% (1 ML+0.49%) due 11/01/2023	596,414	596,271
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(4)	1,462,267	1,259,123
Series 2012-96, Class CB 1.50% due 04/25/2039(4)	1,050,529	1,023,099
Series 2015-M7, Class A2 2.59% due 12/25/2024(5)	3,280,000	3,203,707
Series 2015-M3, Class A2 2.72% due 10/25/2024(5)	15,000,000	14,787,057
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	756,180	754,453
Series 2017-M5, Class A2 3.30% due 04/25/2029(5)	1,062,000	1,054,637
Series 2011-104, Class NY 4.00% due 03/25/2039(4)	1,672,604	1,715,084
Series 2010-45, Class A1 5.00% due 02/25/2021(4)(6)	871,919	25,291
Series 2010-47, Class MB 5.00% due 09/25/2039(4)	2,414,117	2,581,084
Series 2005-93, Class PZ 5.50% due 10/25/2035(4)	1,381,212	1,569,049
Series 2002-56, Class ZQ 6.00% due 09/25/2032(4)	636,523	712,209
Series 2005-109, Class GE 6.00% due 12/25/2035(4)	1,397,000	1,614,703
Series 2009-39, Class Z 6.00% due 06/25/2039(4)	3,026,243	3,419,683
Federal National Mtg. Assoc. REMIC FRS Series 2015-M17, Class FA 2.43% (1 ML+0.93%) due 11/25/2022(5)	967,572	967,687
Federal National Mtg. Assoc. REMIC VRS
Series 2017-M3, Class A2 2.49% due 12/25/2026(2)(5)	1,850,000	1,764,141
Series 2017-M4, Class A2 2.60% due 12/25/2026(2)(5)	2,403,000	2,314,591

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2015-N8, Class A2 2.90% due 01/25/2025(2)(5)	$2,000,000	$1,990,988
Series 2015-M2, Class A3 3.05% due 12/25/2024(2)(5)	924,712	932,203
Series 2017-M8, Class A2 3.06% due 05/25/2027(2)(5)	1,200,000	1,190,932
Series 2017-M12, Class A2 3.08% due 06/25/2027(2)(5)	1,248,000	1,246,586
Series 2015-M10, Class A2 3.09% due 04/25/2027(2)(5)	1,556,000	1,546,605

		248,006,434

Government National Mtg. Assoc. — 4.0%
3.50% due 10/20/2033	1,210,123	1,245,027
3.50% due 11/15/2040	104,242	106,726
3.50% due 12/15/2041	145,389	148,871
3.50% due 02/15/2042	266,899	273,273
3.50% due 04/15/2042	34,279	34,964
4.00% due 12/20/2042	1,268,530	1,325,118
4.00% due 09/20/2044	600,496	623,630
4.25% due 01/20/2045	1,921,225	2,020,747
4.25% due 02/20/2045	2,133,064	2,243,182
4.25% due 04/20/2045	1,636,516	1,715,469
4.25% due 06/20/2045	1,053,088	1,103,977
4.50% due 04/15/2039	86,108	92,534
4.50% due 05/15/2039	47,544	50,931
4.50% due 09/15/2039	58,663	62,941
4.50% due 01/15/2040	264,251	281,019
4.50% due 02/15/2040	332,289	353,694
4.50% due 03/15/2040	136,017	144,792
4.50% due 04/15/2040	173,755	185,118
4.50% due 06/15/2040	219,277	233,144
4.50% due 07/15/2040	68,538	72,550
4.50% due 01/20/2041	126,520	133,730
4.50% due 06/20/2041	130,192	137,681
4.50% due 09/20/2041	1,973,176	2,087,401
4.50% due 07/20/2045	1,622,453	1,696,881
5.50% due 12/15/2036	69,502	75,993
5.50% due 04/15/2038	19,756	21,497
5.50% due 01/20/2042	62,765	68,118
6.00% due 12/15/2032	34,439	38,496
6.00% due 01/15/2039	37,248	41,433
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(4)	303,925	253,446
Series 2005-55, Class Z 4.75% due 07/20/2035(4)	4,337,716	4,667,529
Series 2009-92, Class ZC 5.00% due 10/20/2039(4)	2,110,619	2,309,866
Series 2010-105, Class B 5.00% due 08/20/2040(4)	2,000,000	2,151,599
Series 2009-33, Class DB 5.50% due 05/20/2039(4)	839,128	866,815
Government National Mtg. Assoc. REMIC FRS
Series 2015-H07, Class ES 1.71% (1 ML+0.47%) due 02/20/2065(4)	2,716,598	2,713,828
Series 2015-H15, Class FJ 1.82% (1 ML+0.44%) due 06/20/2065(4)	853,842	851,802

224

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2015-H16, Class FG 1.82% (1 ML+0.44%) due 07/20/2065(4)	$1,617,256	$1,613,490
Series 2015-H16, Class FL 1.82% (1 ML+0.44%) due 07/20/2065(4)	3,170,019	3,162,270
Series 2011-H06, Class FA 1.83% (1 ML+0.45%) due 02/20/2061(4)	1,470,488	1,468,144
Series 2015-H05, Class FC 1.86% (1 ML+0.48%) due 02/20/2065(4)	4,023,617	4,020,934
Series 2015-H06, Class FA 1.86% (1 ML+0.48%) due 02/20/2065(4)	3,458,355	3,455,984
Series 2015-H08, Class FC 1.86% (1 ML+0.48%) due 03/20/2065(4)	7,315,545	7,310,612
Series 2015-H10, Class FC 1.86% (1 ML+0.48%) due 04/20/2065(4)	4,107,615	4,104,895
Series 2015-H12, Class FA 1.86% (1 ML+0.48%) due 05/20/2065(4)	2,406,413	2,404,788
Series 2013-H18, Class EA 1.88% (1 ML+0.50%) due 07/20/2063(4)	2,331,123	2,330,581
Series 2015-H23, Class FB 1.90% (1 ML+0.52%) due 09/20/2065(4)	1,283,784	1,285,171
Series 2015-H26, Class FG 1.90% (1 ML+0.52%) due 10/20/2065(4)	894,097	895,110
Series 2012-H08, Class FB 1.98% (1 ML+0.60%) due 03/20/2062(4)	1,941,879	1,946,465
Series 2014-H09, Class TA 1.98% (1 ML+0.60%) due 04/20/2064(4)	1,080,751	1,083,882
Series 2015-H29, Class FL 1.98% (1 ML+0.60%) due 11/20/2065(4)	3,063,437	3,077,693
Series 2015-H30, Class FE 1.98% (1 ML+0.60%) due 11/20/2065(4)	3,431,775	3,448,428
Series 2015-H32, Class FH 2.04% (1 ML+0.66%) due 12/20/2065(4)	1,032,790	1,040,482
Series 2016-H26, Class FC 2.38% (1 ML+1.00%) due 12/20/2066(4)	642,607	655,057
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.44% due 06/16/2047(2)(5)	882,268	884,720
Series 2015-137, Class WA 5.48% due 01/20/2038(2)(4)	62,683	68,406
Series 2015-137, Class W 5.59% due 10/20/2040(2)(4)	2,845,701	3,097,887

		77,788,821

Security Description	Principal Amount	Value (Note 2)
Resolution Funding Corp — 0.2%
Resolution Funding Corp. STRIPS
zero coupon due 10/15/2019	$880,000	$848,174
zero coupon due 07/15/2020	1,350,000	1,276,925
zero coupon due 01/15/2030	1,000,000	686,138

		2,811,237

Small Business Administration — 0.5%
Series 2013-20D, Class 1 2.08% due 04/01/2033	1,248,579	1,211,980
Series 2012-20H, Class 1 2.37% due 08/01/2032	812,195	798,122
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,772,502	1,735,073
Series 2013-20G, Class 1 3.15% due 07/01/2033	2,358,853	2,386,260
Series 2013-20H, Class 1 3.16% due 08/01/2033	2,403,220	2,433,651
Series 2013-20I, Class 1 3.62% due 09/01/2033	1,177,751	1,208,764

		9,773,850

Tennessee Valley Authority — 0.0%
4.25% due 09/15/2065	645,000	746,780

Total U.S. Government Agencies (cost $454,769,562)		443,300,535

U.S. GOVERNMENT TREASURIES — 24.4%
United States Treasury Bonds — 11.1%
zero coupon due 05/15/2019 STRIPS	3,705,000	3,609,687
zero coupon due 08/15/2019 STRIPS	3,300,000	3,193,989
zero coupon due 02/15/2020 STRIPS	1,770,000	1,694,612
zero coupon due 05/15/2020 STRIPS	3,790,000	3,607,720
zero coupon due 08/15/2020 STRIPS	5,590,000	5,278,799
zero coupon due 02/15/2021 STRIPS	7,740,000	7,219,562
zero coupon due 05/15/2021 STRIPS	11,790,000	10,906,092
zero coupon due 08/15/2021 STRIPS	2,430,000	2,232,944
zero coupon due 11/15/2021 STRIPS	60,000	54,717
zero coupon due 02/15/2022 STRIPS	2,070,000	1,872,243
zero coupon due 05/15/2022 STRIPS	3,980,000	3,575,783
zero coupon due 08/15/2022 STRIPS	4,500,000	4,014,451
zero coupon due 11/15/2022 STRIPS	7,260,000	6,428,765
zero coupon due 02/15/2023 STRIPS	7,735,000	6,787,556
zero coupon due 05/15/2023 STRIPS	8,880,000	7,734,575
zero coupon due 08/15/2023 STRIPS	3,185,000	2,755,365
zero coupon due 05/15/2024 STRIPS	90,000	76,096
zero coupon due 11/15/2024 STRIPS	710,000	590,800

225

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
zero coupon due 02/15/2025 STRIPS	$800,000	$660,642
zero coupon due 08/15/2026 STRIPS	90,000	71,052
zero coupon due 11/15/2026 STRIPS	3,240,000	2,536,589
zero coupon due 02/15/2027 STRIPS	5,490,000	4,267,465
zero coupon due 05/15/2027 STRIPS	2,430,000	1,875,035
zero coupon due 08/15/2027 STRIPS	1,170,000	894,957
zero coupon due 11/15/2027 STRIPS	1,620,000	1,230,977
zero coupon due 02/15/2028 STRIPS	1,800,000	1,356,570
zero coupon due 05/15/2028 STRIPS	2,970,000	2,222,257
zero coupon due 08/15/2028 STRIPS	1,440,000	1,068,906
zero coupon due 11/15/2028 STRIPS	1,260,000	928,183
zero coupon due 02/15/2029 STRIPS	1,800,000	1,315,899
zero coupon due 05/15/2029 STRIPS	1,260,000	914,124
zero coupon due 08/15/2029 STRIPS	2,070,000	1,490,362
zero coupon due 11/15/2029 STRIPS	4,210,000	3,008,183
zero coupon due 02/15/2030 STRIPS	3,330,000	2,361,551
zero coupon due 05/15/2030 STRIPS	2,700,000	1,898,486
zero coupon due 08/15/2030 STRIPS	2,660,000	1,857,212
zero coupon due 11/15/2030 STRIPS	810,000	561,083
zero coupon due 02/15/2031 STRIPS	1,260,000	865,946
zero coupon due 05/15/2031 STRIPS	2,520,000	1,719,177
zero coupon due 08/15/2031 STRIPS	2,000,000	1,353,869
zero coupon due 11/15/2031 STRIPS	2,440,000	1,638,523
zero coupon due 02/15/2032 STRIPS	2,490,000	1,659,021
zero coupon due 05/15/2032 STRIPS	5,010,000	3,312,044
zero coupon due 08/15/2032 STRIPS	2,800,000	1,836,376
zero coupon due 11/15/2032 STRIPS	2,770,000	1,802,829
zero coupon due 02/15/2033 STRIPS	490,000	316,452
zero coupon due 05/15/2033 STRIPS	2,200,000	1,410,257
zero coupon due 08/15/2033 STRIPS	630,000	400,763
zero coupon due 11/15/2033 STRIPS	5,725,000	3,613,213
zero coupon due 02/15/2034 STRIPS	1,765,000	1,105,065
zero coupon due 05/15/2034 STRIPS	8,800,000	5,474,445
zero coupon due 08/15/2034 STRIPS	540,000	333,423
zero coupon due 11/15/2034 STRIPS	630,000	386,181
zero coupon due 02/15/2035 STRIPS	540,000	328,342
zero coupon due 05/15/2035 STRIPS	990,000	597,742
1.75% due 01/15/2028 TIPS(7)	1,377,605	1,526,400
2.50% due 01/15/2029 TIPS(7)	4,377,309	5,232,127
2.50% due 02/15/2045	2,100,000	1,929,293
2.75% due 08/15/2042	1,300,000	1,262,980
2.75% due 11/15/2042	150,000	145,623
2.88% due 05/15/2043	14,027,800	13,917,112
2.88% due 11/15/2046	4,899,000	4,834,892
3.13% due 11/15/2041	1,275,000	1,323,809
3.13% due 02/15/2043	1,950,000	2,022,211
3.50% due 02/15/2039	14,387,000	15,834,692
3.63% due 08/15/2043	3,900,000	4,393,594
3.75% due 11/15/2043	5,400,000	6,206,836
3.88% due 08/15/2040	2,200,000	2,558,961
4.25% due 05/15/2039	270,000	329,622
4.25% due 11/15/2040	400,000	490,703
4.38% due 02/15/2038	1,649,000	2,034,325
4.38% due 11/15/2039	2,200,000	2,735,477
4.38% due 05/15/2040	1,700,000	2,116,301
4.38% due 05/15/2041	1,400,000	1,751,203
4.50% due 02/15/2036	5,483,000	6,807,487
4.50% due 05/15/2038	450,000	564,785
4.50% due 08/15/2039	2,250,000	2,840,449
5.00% due 05/15/2037	4,000,000	5,292,656
5.25% due 11/15/2028	90,000	111,161

		216,569,656

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes — 13.3%
zero coupon due 05/15/2019 STRIPS	$735,000	$716,508
zero coupon due 11/15/2019 STRIPS	5,040,000	4,855,442
zero coupon due 02/15/2020 STRIPS	3,790,000	3,626,528
0.13% due 04/15/2019 TIPS(7)	757,944	757,355
0.13% due 01/15/2022 TIPS(7)	4,228,579	4,184,106
0.75% due 08/15/2019	1,300,000	1,274,254
1.00% due 11/30/2018	29,950,000	29,742,924
1.38% due 09/30/2019	16,665,000	16,468,405
1.38% due 01/15/2020 TIPS(7)	2,076,056	2,124,575
1.63% due 06/30/2019	34,633,000	34,427,366
1.63% due 12/31/2019	7,000,000	6,932,187
1.75% due 11/30/2021	30,578,000	29,825,494
1.75% due 09/30/2022	28,790,000	27,828,459
1.75% due 01/31/2023	4,000,000	3,853,125
1.75% due 05/15/2023	500,000	480,098
2.00% due 02/28/2021	540,000	534,790
2.00% due 10/31/2021	9,500,000	9,358,613
2.00% due 07/31/2022	3,450,000	3,378,439
2.00% due 11/15/2026	5,860,000	5,531,291
2.13% due 06/30/2022	1,000,000	984,961
2.25% due 10/31/2024	1,000,000	974,844
2.50% due 08/15/2023	2,000,000	1,992,656
2.63% due 08/15/2020	12,000,000	12,108,750
2.63% due 11/15/2020	270,000	272,426
2.75% due 02/15/2019(15)	56,202,000	56,649,860
2.75% due 11/15/2023	600,000	605,109

		259,488,565

Total U.S. Government Treasuries (cost $488,563,596)		476,058,221

MUNICIPAL BONDS & NOTES — 0.6%
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	4,321,120
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	251,344
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,477,375
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,098,065
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	534,193
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,283,955

Total Municipal Bonds & Notes (cost $11,718,888)		11,966,052

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	456,540

Regional Authority — 0.0%
Province of Ontario, Canada Debentures 7.13% due 02/09/2024	540,000	654,888

226

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign — 0.5%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	$380,000	$312,506
Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,110,151
Republic of Argentina Senior Bonds 6.88% due 01/11/2048	3,964,000	3,835,170
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	206,000
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	333,154
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	133,150
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	67,959
United Mexican States Senior Notes 3.75% due 01/11/2028	1,347,000	1,321,407
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	206,000
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	392,000
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,078,920

		8,996,417

Total Foreign Government Obligations (cost $10,382,348)		10,107,845

LOANS (1)(8)(9)(10)(14) — 0.1%
Finance-Other Services — 0.1%
ACRE TL 2017 LLC BTL-A 6.16% (1ML+ 4.60%) due 12/15/2020	1,475,000	1,475,000
Lila Mexican Holdings LLC FRS BTL-B 4.58% (1ML+ 3.00%) due 08/11/2022	579,413	572,552

Total Loans (cost $2,043,708)		2,047,552

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Commercial — 0.2%
BPCE SA 12.50% due 09/30/2019*(13)	1,600,000	1,836,000
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(13)	1,480,000	1,535,500

		3,371,500

Security Description	Principal Amount/ Shares	Value (Note 2)
Diversified Banking Institutions — 0.4%
Bank of America Corp. Series Z 6.50% due 10/23/2024(13)	$2,200,000	$2,461,250
Bank of America Corp. Series AA 6.10% due 03/17/2025(13)	3,392,000	3,659,120
Royal Bank of Scotland Group PLC 7.50% due 08/10/2020(13)	1,852,000	1,960,805
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(13)	531,000	607,666

		8,688,841

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026*(13)	316,000	308,131

Total Preferred Securities/Capital Securities (cost $11,796,716)		12,368,472

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria VRS Expires 11/15/2020 (strike price $250.00)†(2)(14) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,908,976,944)		1,887,355,913

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Registered Investment Companies — 2.0%
State Street Institutional Liquid Reserves Fund Trust Class 1.45%(11)	38,210,061	38,210,061

U.S. Government Agencies — 0.8%
Federal Home Loan Bank Disc. Notes 0.80% due 02/01/2018	15,764,000	15,764,000

Total Short-Term Investment Securities (cost $53,971,592)		53,974,061

TOTAL INVESTMENTS (cost $1,962,948,536)(12)	99.6%	1,941,329,974
Other assets less liabilities	0.4	8,180,897

NET ASSETS	100.0%	$1,949,510,871

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $326,085,042 representing 16.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Illiquid security. At January 31, 2018, the aggregate value of these securities was $45,059,436 representing 2.3% of net assets.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Collateralized Loan Obligation
(4)	Collateralized Mortgage Obligation
(5)	Commercial Mortgage Backed Security

227

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(11)	The rate shown is the 7-day yield as of January 31, 2018.
(12)	See Note 3 for cost of investments on a tax basis.
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	Security classified as Level 3 (see Note 2).
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts

BTL	— Bank Term Loan
CLO	— Collateralized Loan Obligation
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TIPS	— Treasury Inflation Protected Securities
ULC—	Unlimited Liability Corp.
USAID	— United States Agency for International Development
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of January 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
200	Long	U.S. Treasury 5 Year Notes	March 2018	$23,374,131	$22,942,188	$(431,943)
100	Long	U.S. Treasury Ultra Bonds	March 2018	16,707,500	16,193,750	(513,750)
88	Long	U.S. Treasury 2 Year Notes	March 2018	18,885,939	18,764,625	(121,314)
381	Short	U.S. Treasury Ultra 10 Year Notes	March 2018	51,173,941	49,607,391	1,566,550

						$499,543

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$292,811,447	$6,257,699	$299,069,146
U.S. Corporate Bonds & Notes:
Transport-Rail	—	2,633,877	340,729	2,974,606
Other Industries	—	488,184,166	—	488,184,166
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	25,277	25,277
Other Industries	—	141,254,041	—	141,254,041

228

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agencies	$—	$443,300,535	$—	$443,300,535
U.S. Government Treasuries	—	476,058,221	—	476,058,221
Municipal Bonds & Notes	—	11,966,052	—	11,966,052
Foreign Government Obligations	—	10,107,845	—	10,107,845
Loans	—	—	2,047,552	2,047,552
Preferred Securities/Capital Securities	—	12,368,472	—	12,368,472
Warrants	—	—	0	0
Short-Term Investment Securities:
Registered Investment Companies	38,210,061	—	—	38,210,061
U.S. Government Agencies	—	15,764,000	—	15,764,000

Total Investments at Value	$38,210,061	$1,894,448,656	$8,671,257	$1,941,329,974

Other Financial Instruments:+
Futures Contracts	$1,566,550	$—	$—	$1,566,550

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,067,007	$—	$—	$1,067,007

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S.Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
Balance as of 01/31/2017	$2,205,550	$19,550,956	$26,405	$1,254,120	$0
Accrued discounts	—	—	—	—	—
Accrued premiums	—	—	—	4,190	—
Realized gain	35	—	23,543	13,667	—
Realized loss	—	—	—	—	—
Change in unrealized appreciation(1)	41	269,044	79,373	—	—
Change in unrealized depreciation(1)	(9,200)	—	—	(2,581)	—
Net purchases	2,280,206	—	—	1,478,511	—
Net sales	(1,819,909)	(19,820,000)	(104,044)	(700,355)	—
Transfers into Level 3	3,978,183	340,729	—	—	—
Transfers out of Level 3	(377,207)	—	—	—	—

Balance as of 01/31/2018	$6,257,699	$340,729	$25,277	$2,047,552	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at January 31, 2018 includes:

Asset Backed Securities	U.S.Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
$(690)	$—	$79,373	$(2,581)	$—

Any difference between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at January 31, 2018.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

229

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Commercial Services-Finance	5.9%
Medical-Biomedical/Gene	5.3
Electronic Components-Semiconductors	4.3
Enterprise Software/Service	4.1
Retail-Apparel/Shoe	3.0
Applications Software	2.9
Building Products-Cement	2.7
Non-Hazardous Waste Disposal	2.7
Repurchase Agreements	2.7
Semiconductor Equipment	2.5
Entertainment Software	2.3
Hotels/Motels	2.3
Oil Companies-Exploration & Production	2.2
Textile-Home Furnishings	2.2
Investment Management/Advisor Services	2.0
Distribution/Wholesale	1.9
Internet Security	1.9
Banks-Commercial	1.7
Medical-Wholesale Drug Distribution	1.6
Finance-Investment Banker/Broker	1.5
Auto/Truck Parts & Equipment-Original	1.5
Electronic Connectors	1.4
Electronic Measurement Instruments	1.4
Transport-Truck	1.4
Building Products-Air & Heating	1.4
Apparel Manufacturers	1.4
Computer Software	1.4
Retail-Auto Parts	1.3
Medical-Drugs	1.3
Diversified Manufacturing Operations	1.3
Tools-Hand Held	1.3
Insurance-Property/Casualty	1.2
Networking Products	1.2
Retail-Automobile	1.2
Computer Services	1.2
Web Hosting/Design	1.2
Building & Construction Products-Misc.	1.1
Machinery-Construction & Mining	1.1
Real Estate Management/Services	1.1
Banks-Super Regional	1.1
Consulting Services	1.0
Finance-Other Services	1.0
Gambling (Non-Hotel)	1.0
Industrial Automated/Robotic	1.0
Computer Aided Design	0.9
Medical-HMO	0.8
Building-Mobile Home/Manufactured Housing	0.8
Investment Companies	0.8
Aerospace/Defense-Equipment	0.8
Medical-Hospitals	0.8
Retail-Perfume & Cosmetics	0.8
Schools	0.7
Electronic Components-Misc.	0.7
Cruise Lines	0.7
Machinery-General Industrial	0.7
Resorts/Theme Parks	0.7
Beverages-Non-alcoholic	0.7
E-Commerce/Products	0.6
Airlines	0.6
Medical Instruments	0.6
Dental Supplies & Equipment	0.6

Drug Delivery Systems	0.5%
Retail-Convenience Store	0.5
E-Commerce/Services	0.5
Medical Labs & Testing Services	0.5
Machinery-Farming	0.4
Auto-Cars/Light Trucks	0.4

100.3%

*	Calculated as a percentage of net assets
#	See Note 1

230

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.6%
Aerospace/Defense-Equipment — 0.8%
HEICO Corp., Class A	45,656	$3,006,448

Airlines — 0.6%
Southwest Airlines Co.	39,300	2,389,440

Apparel Manufacturers — 1.4%
Gildan Activewear, Inc.	157,294	5,343,277

Applications Software — 2.9%
Red Hat, Inc.†	39,800	5,228,924
ServiceNow, Inc.†	38,400	5,716,608

		10,945,532

Auto-Cars/Light Trucks — 0.4%
Tesla, Inc.†	4,500	1,594,395

Auto/Truck Parts & Equipment-Original — 1.5%
WABCO Holdings, Inc.†	36,500	5,635,235

Banks-Commercial — 1.7%
East West Bancorp, Inc.	61,900	4,079,829
First Republic Bank	29,100	2,605,905

		6,685,734

Banks-Super Regional — 1.1%
Comerica, Inc.	42,400	4,037,328

Beverages-Non-alcoholic — 0.7%
Monster Beverage Corp.†	36,800	2,510,864

Building & Construction Products-Misc. — 1.1%
Fortune Brands Home & Security, Inc.	59,600	4,227,428

Building Products-Air & Heating — 1.4%
Lennox International, Inc.	24,883	5,422,254

Building Products-Cement — 2.7%
Eagle Materials, Inc.	47,800	5,355,990
Vulcan Materials Co.	37,100	5,023,340

		10,379,330

Building-Mobile Home/Manufactured Housing — 0.8%
Thor Industries, Inc.	22,300	3,047,518

Commercial Services-Finance — 5.9%
Global Payments, Inc.	66,000	7,377,480
S&P Global, Inc.	39,300	7,117,230
Square, Inc., Class A†	53,300	2,500,303
Worldpay, Inc., Class A†	69,800	5,605,638

		22,600,651

Computer Aided Design — 0.9%
Autodesk, Inc.†	28,600	3,306,732

Computer Services — 1.2%
DXC Technology Co.	44,300	4,410,065

Computer Software — 1.4%
Splunk, Inc.†	57,300	5,292,801

Consulting Services — 1.0%
Gartner, Inc.†	28,700	3,981,838

Cruise Lines — 0.7%
Norwegian Cruise Line Holdings, Ltd.†	45,041	2,735,790

Dental Supplies & Equipment — 0.6%
DENTSPLY SIRONA, Inc.	36,121	2,196,518

Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 1.9%
Fastenal Co.	32,900	$1,808,184
LKQ Corp.†	128,800	5,413,464

		7,221,648

Diversified Manufacturing Operations — 1.3%
Parker-Hannifin Corp.	24,900	5,015,358

Drug Delivery Systems — 0.5%
DexCom, Inc.†	35,300	2,054,460

E-Commerce/Products — 0.6%
Wayfair, Inc., Class A†	26,800	2,465,868

E-Commerce/Services — 0.5%
GrubHub, Inc.†	24,800	1,791,800

Electronic Components-Misc. — 0.7%
Corning, Inc.	88,500	2,762,970

Electronic Components-Semiconductors — 4.3%
Advanced Micro Devices, Inc.†	198,800	2,731,512
Broadcom, Ltd.	9,400	2,331,482
Cavium, Inc.†	56,700	5,033,826
IPG Photonics Corp.†	13,000	3,275,350
NVIDIA Corp.	12,400	3,047,920

		16,420,090

Electronic Connectors — 1.4%
Amphenol Corp., Class A	59,700	5,538,369

Electronic Measurement Instruments — 1.4%
Fortive Corp.	71,900	5,465,838

Enterprise Software/Service — 4.1%
Atlassian Corp. PLC, Class A†	40,400	2,181,196
Guidewire Software, Inc.†	31,700	2,518,565
Paycom Software, Inc.†	25,800	2,364,312
Tyler Technologies, Inc.†	12,800	2,579,328
Veeva Systems, Inc., Class A†	42,500	2,671,550
Workday, Inc., Class A†	29,200	3,500,788

		15,815,739

Entertainment Software — 2.3%
Electronic Arts, Inc.†	37,200	4,722,912
Take-Two Interactive Software, Inc.†	32,692	4,141,096

		8,864,008

Finance-Investment Banker/Broker — 1.5%
TD Ameritrade Holding Corp.	103,600	5,779,844

Finance-Other Services — 1.0%
Nasdaq, Inc.	48,100	3,891,771

Gambling (Non-Hotel) — 1.0%
Red Rock Resorts, Inc., Class A	108,200	3,757,786

Hotels/Motels — 2.3%
Hilton Grand Vacations, Inc.†	60,140	2,704,496
Hilton Worldwide Holdings, Inc.	69,866	5,984,023

		8,688,519

Industrial Automated/Robotic — 1.0%
Nordson Corp.	25,500	3,664,860

Insurance-Property/Casualty — 1.2%
Progressive Corp.†	88,200	4,771,620

Internet Security — 1.9%
Palo Alto Networks, Inc.†	29,700	4,688,739

231

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Security (continued)
Proofpoint, Inc.†	24,000	$2,448,480

		7,137,219

Investment Companies — 0.8%
Oaktree Capital Group LLC	66,300	3,043,170

Investment Management/Advisor Services — 2.0%
Affiliated Managers Group, Inc.	15,000	2,994,450
Ameriprise Financial, Inc.	28,400	4,791,080

		7,785,530

Machinery-Construction & Mining — 1.1%
Oshkosh Corp.	45,400	4,118,688

Machinery-Farming — 0.4%
AGCO Corp.	22,353	1,623,275

Machinery-General Industrial — 0.7%
Middleby Corp.†	19,400	2,643,444

Medical Instruments — 0.6%
Edwards Lifesciences Corp.†	18,300	2,316,414

Medical Labs & Testing Services — 0.5%
Teladoc, Inc.†	47,000	1,757,800

Medical-Biomedical/Gene — 5.3%
ACADIA Pharmaceuticals, Inc.†	46,300	1,384,833
BioMarin Pharmaceutical, Inc.†	19,400	1,750,462
Exelixis, Inc.†	82,100	2,488,451
Illumina, Inc.†	28,320	6,588,365
Incyte Corp.†	18,700	1,688,423
Intercept Pharmaceuticals, Inc.†	31,300	1,943,730
Spark Therapeutics, Inc.†	26,700	1,496,535
Vertex Pharmaceuticals, Inc.†	16,443	2,743,843

		20,084,642

Medical-Drugs — 1.3%
Jazz Pharmaceuticals PLC†	22,246	3,242,132
Zoetis, Inc.	24,900	1,910,577

		5,152,709

Medical-HMO — 0.8%
Centene Corp.†	30,100	3,227,924

Medical-Hospitals — 0.8%
Acadia Healthcare Co., Inc.†	87,400	2,978,592

Medical-Wholesale Drug Distribution — 1.6%
AmerisourceBergen Corp.	28,700	2,860,529
Premier, Inc., Class A†	96,300	3,124,935

		5,985,464

Networking Products — 1.2%
Arista Networks, Inc.†	17,000	4,688,940

Non-Hazardous Waste Disposal — 2.7%
Waste Connections, Inc.	143,000	10,270,260

Oil Companies-Exploration & Production — 2.2%
Concho Resources, Inc.†	47,300	7,446,912
Range Resources Corp.	71,400	1,017,450

		8,464,362

Real Estate Management/Services — 1.1%
CBRE Group, Inc., Class A†	89,700	4,098,393

Security Description	Shares/ Principal Amount	Value (Note 2)
Resort/Theme Parks — 0.7%
Vail Resorts, Inc.	11,900	$2,600,864

Retail-Apparel/Shoe — 3.0%
Lululemon Athletica, Inc.†	33,400	2,612,214
Ross Stores, Inc.	78,400	6,459,376
Tapestry, Inc.	50,800	2,389,632

		11,461,222

Retail-Auto Parts — 1.3%
O’Reilly Automotive, Inc.†	19,500	5,161,455

Retail-Automobile — 1.2%
Copart, Inc.†	102,000	4,495,140

Retail-Convenience Store — 0.5%
Casey’s General Stores, Inc.	16,900	2,046,759

Retail-Perfume & Cosmetics — 0.8%
Ulta Beauty, Inc.†	13,100	2,909,510

Schools — 0.7%
Bright Horizons Family Solutions, Inc.†	28,600	2,808,520

Semiconductor Equipment — 2.5%
Applied Materials, Inc.	35,900	1,925,317
Lam Research Corp.	22,400	4,290,048
Teradyne, Inc.	70,792	3,245,105

		9,460,470

Textile-Home Furnishings — 2.2%
Mohawk Industries, Inc.†	30,100	8,459,906

Tools-Hand Held — 1.3%
Stanley Black & Decker, Inc.	28,800	4,787,424

Transport-Truck — 1.4%
Old Dominion Freight Line, Inc.	37,300	5,462,585

Web Hosting/Design — 1.2%
GoDaddy, Inc., Class A†	79,800	4,407,354

Total Long-Term Investment Securities (cost $284,613,920)		373,157,761

REPURCHASE AGREEMENTS — 2.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 1/31/2018, to be repurchased 02/01/2018 in the amount of $10,210,057 collateralized by $10,640,000 of United States Treasury Notes, bearing interest at 1.88% due 09/30/2022 and having an approximate value of $10,418,773 (cost $10,210,000)	$10,210,000	10,210,000

TOTAL INVESTMENTS (cost $294,823,920)(1)	100.3%	383,367,761
Liabilities in excess of other assets	(0.3)	(1,053,736)

NET ASSETS	100.0%	$382,314,025

#	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

232

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$373,157,761	$—	$—	$373,157,761
Repurchase Agreements	—	10,210,000	—	10,210,000

Total Investments at Value	$373,157,761	$10,210,000	$—	$383,367,761

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

233

SunAmerica Series Trust SA Large Cap Index Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	4.9%
Medical-Drugs	4.7
Diversified Banking Institutions	4.2
Computers	3.6
Applications Software	3.4
Electronic Components-Semiconductors	2.8
Web Portals/ISP	2.7
Real Estate Investment Trusts	2.5
Banks-Super Regional	2.4
E-Commerce/Products	2.4
Oil Companies-Integrated	2.4
Internet Content-Entertainment	2.2
Electric-Integrated	2.2
Medical-Biomedical/Gene	2.1
Aerospace/Defense	2.0
Finance-Credit Card	1.9
Diversified Manufacturing Operations	1.9
Telephone-Integrated	1.8
Medical-HMO	1.8
Repurchase Agreements	1.7
Insurance-Reinsurance	1.6
Oil Companies-Exploration & Production	1.6
Beverages-Non-alcoholic	1.6
Retail-Discount	1.3
Cosmetics & Toiletries	1.3
Retail-Building Products	1.2
Computer Services	1.2
Multimedia	1.2
Commercial Services-Finance	1.2
Tobacco	1.2
Cable/Satellite TV	1.1
Chemicals-Diversified	1.1
Insurance-Multi-line	1.0
Retail-Restaurants	1.0
Diagnostic Equipment	1.0
Medical Instruments	0.9
Medical Products	0.9
Transport-Rail	0.8
Networking Products	0.8
Food-Misc./Diversified	0.8
Oil-Field Services	0.7
Transport-Services	0.7
Enterprise Software/Service	0.7
Investment Management/Advisor Services	0.6
Insurance-Life/Health	0.6
Retail-Drug Store	0.6
Banks-Fiduciary	0.6
Instruments-Controls	0.5
Aerospace/Defense-Equipment	0.5
Oil Refining & Marketing	0.5
Semiconductor Components-Integrated Circuits	0.5
Finance-Other Services	0.5
Airlines	0.5
E-Commerce/Services	0.4
Insurance Brokers	0.4
Semiconductor Equipment	0.4
Banks-Commercial	0.4
Electronic Forms	0.4
Auto-Cars/Light Trucks	0.4
Machinery-Construction & Mining	0.4
Entertainment Software	0.4

Finance-Investment Banker/Broker	0.4%
Athletic Footwear	0.3
Data Processing/Management	0.3
Pipelines	0.3
Industrial Gases	0.3
Retail-Apparel/Shoe	0.3
Insurance-Property/Casualty	0.3
Hotels/Motels	0.3
Medical-Wholesale Drug Distribution	0.3
Agricultural Chemicals	0.3
Commercial Services	0.3
Retail-Auto Parts	0.3
Computer Aided Design	0.3
Electronic Connectors	0.3
Electric Products-Misc.	0.2
Cruise Lines	0.2
Consumer Products-Misc.	0.2
Computers-Memory Devices	0.2
Retail-Major Department Stores	0.2
Apparel Manufacturers	0.2
Electronic Measurement Instruments	0.2
Machinery-Farming	0.2
Beverages-Wine/Spirits	0.2
Non-Hazardous Waste Disposal	0.2
Medical Labs & Testing Services	0.2
Pharmacy Services	0.2
Medical-Hospitals	0.2
Distribution/Wholesale	0.2
Building-Residential/Commercial	0.1
Containers-Paper/Plastic	0.1
Auto/Truck Parts & Equipment-Original	0.1
Building Products-Air & Heating	0.1
Dental Supplies & Equipment	0.1
Tools-Hand Held	0.1
Gas-Distribution	0.1
Medical-Generic Drugs	0.1
Coatings/Paint	0.1
Electronic Components-Misc.	0.1
Electric-Distribution	0.1
Finance-Consumer Loans	0.1
Building Products-Cement	0.1
Food-Meat Products	0.1
Casino Hotels	0.1
Food-Wholesale/Distribution	0.1
Food-Confectionery	0.1
Engines-Internal Combustion	0.1
Machinery-General Industrial	0.1
Consulting Services	0.1
Food-Retail	0.1
Metal-Copper	0.1
Auto-Heavy Duty Trucks	0.1
Advertising Agencies	0.1
Instruments-Scientific	0.1
Paper & Related Products	0.1
Industrial Automated/Robotic	0.1
Computer Software	0.1
Chemicals-Specialty	0.1
Agricultural Operations	0.1
Medical Information Systems	0.1
Gold Mining	0.1
Steel-Producers	0.1

234

SunAmerica Series Trust SA Large Cap Index Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Television	0.1%
Machinery-Pumps	0.1
Retail-Regional Department Stores	0.1
Retail-Consumer Electronics	0.1
Textile-Home Furnishings	0.1
Broadcast Services/Program	0.1
Internet Security	0.1
Engineering/R&D Services	0.1
Diagnostic Kits	0.1
Toys	0.1
Wireless Equipment	0.1
Brewery	0.1
Rental Auto/Equipment	0.1
Water	0.1
Respiratory Products	0.1
Retail-Jewelry	0.1
Building Products-Wood	0.1
Oil Field Machinery & Equipment	0.1
Real Estate Management/Services	0.1
Containers-Metal/Glass	0.1
Appliances	0.1
Retail-Automobile	0.1
Retail-Perfume & Cosmetics	0.1
Home Decoration Products	0.1

99.9%

*	Calculated as a percentage of net assets
#	See Note 1

235

SunAmerica Series Trust SA Large Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 93.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	32,733	$716,525
Omnicom Group, Inc.	19,418	1,488,390

		2,204,915

Aerospace/Defense — 2.0%
Arconic, Inc.	35,677	1,072,451
Boeing Co.	47,156	16,710,672
General Dynamics Corp.	23,389	5,203,585
Lockheed Martin Corp.	21,012	7,456,108
Northrop Grumman Corp.	14,663	4,993,191
Raytheon Co.	24,350	5,087,689
Rockwell Collins, Inc.	13,713	1,899,113
TransDigm Group, Inc.	4,070	1,289,824

		43,712,633

Aerospace/Defense-Equipment — 0.5%
Harris Corp.	10,040	1,600,175
L3 Technologies, Inc.	6,582	1,398,412
United Technologies Corp.	62,555	8,633,215

		11,631,802

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	19,646	833,776
Monsanto Co.	37,004	4,507,087
Mosaic Co.	29,566	807,152

		6,148,015

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	47,106	2,023,203

Airlines — 0.5%
Alaska Air Group, Inc.	10,364	681,226
American Airlines Group, Inc.	35,871	1,948,513
Delta Air Lines, Inc.	55,249	3,136,486
Southwest Airlines Co.	45,983	2,795,766
United Continental Holdings, Inc.†	21,210	1,438,462

		10,000,453

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	30,709	666,999
Michael Kors Holdings, Ltd.†	12,810	845,460
Ralph Lauren Corp.	4,666	533,370
Under Armour, Inc., Class A†	15,594	216,133
Under Armour, Inc., Class C†	15,527	199,522
VF Corp.	27,625	2,241,493

		4,702,977

Appliances — 0.1%
Whirlpool Corp.	6,053	1,098,135

Applications Software — 3.4%
Intuit, Inc.	20,457	3,434,730
Microsoft Corp.	649,800	61,737,498
Red Hat, Inc.†	14,904	1,958,088
salesforce.com, Inc.†	57,797	6,583,656

		73,713,972

Athletic Footwear — 0.3%
NIKE, Inc., Class B	110,674	7,550,180

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	328,619	3,604,950
General Motors Co.	107,677	4,566,582

		8,171,532

Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	29,616	$2,208,169

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	22,392	2,124,553
BorgWarner, Inc.	16,693	939,148

		3,063,701

Banks-Commercial — 0.4%
BB&T Corp.	66,451	3,667,430
M&T Bank Corp.	12,678	2,418,709
Regions Financial Corp.	97,704	1,878,848
Zions Bancorporation	16,824	909,001

		8,873,988

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	86,253	4,890,545
Citizens Financial Group, Inc.	41,440	1,902,096
Northern Trust Corp.	18,091	1,906,611
State Street Corp.	31,236	3,441,270

		12,140,522

Banks-Super Regional — 2.4%
Capital One Financial Corp.	40,830	4,244,687
Comerica, Inc.	14,649	1,394,878
Fifth Third Bancorp	59,431	1,967,166
Huntington Bancshares, Inc.	91,048	1,473,157
KeyCorp	90,581	1,938,433
PNC Financial Services Group, Inc.	40,077	6,332,967
SunTrust Banks, Inc.	40,096	2,834,787
US Bancorp	132,790	7,587,621
Wells Fargo & Co.	373,294	24,555,279

		52,328,975

Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	322,989	15,371,047
Dr Pepper Snapple Group, Inc.	15,207	1,814,955
Monster Beverage Corp.†	34,677	2,366,012
PepsiCo, Inc.	119,787	14,410,376

		33,962,390

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	16,494	1,143,034
Constellation Brands, Inc., Class A	14,510	3,184,510

		4,327,544

Brewery — 0.1%
Molson Coors Brewing Co., Class B	15,563	1,307,603

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	12,972	325,208
Discovery Communications, Inc., Class C†	17,118	408,436
Scripps Networks Interactive, Inc., Class A	8,092	712,015

		1,445,659

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,972	920,104

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	77,949	3,050,144

236

SunAmerica Series Trust SA Large Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,295	$1,208,160
Vulcan Materials Co.	11,142	1,508,627

		2,716,787

Building Products-Wood — 0.1%
Masco Corp.	26,496	1,183,311

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	28,746	1,409,991
Lennar Corp., Class A	17,225	1,079,319
PulteGroup, Inc.	22,780	725,087

		3,214,397

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	16,334	6,162,002
Comcast Corp., Class A	392,877	16,709,059
DISH Network Corp., Class A†	19,198	900,386

		23,771,447

Casino Hotels — 0.1%
MGM Resorts International	42,917	1,564,325
Wynn Resorts, Ltd.	6,753	1,118,229

		2,682,554

Chemicals-Diversified — 1.1%
DowDuPont, Inc.	197,098	14,896,667
Eastman Chemical Co.	12,107	1,200,772
FMC Corp.	11,309	1,032,851
LyondellBasell Industries NV, Class A	27,245	3,265,041
PPG Industries, Inc.	21,435	2,544,977

		22,940,308

Chemicals-Specialty — 0.1%
Albemarle Corp.	9,307	1,038,568
International Flavors & Fragrances, Inc.	6,652	999,796

		2,038,364

Coatings/Paint — 0.1%
Sherwin-Williams Co.	6,931	2,890,989

Commercial Services — 0.3%
Cintas Corp.	7,253	1,221,768
Ecolab, Inc.	21,902	3,015,467
Nielsen Holdings PLC	28,200	1,054,962
Quanta Services, Inc.†	13,032	501,602

		5,793,799

Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	37,355	4,618,199
Equifax, Inc.	10,114	1,263,542
Global Payments, Inc.	13,405	1,498,411
H&R Block, Inc.	17,609	467,343
IHS Markit, Ltd.†	30,598	1,460,442
Moody’s Corp.	14,004	2,265,707
PayPal Holdings, Inc.†	95,163	8,119,307
S&P Global, Inc.	21,479	3,889,847
Total System Services, Inc.	14,092	1,252,215
Western Union Co.	38,686	804,282

		25,639,295

Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.3%
ANSYS, Inc.†	7,148	$1,155,474
Autodesk, Inc.†	18,463	2,134,692
Cadence Design Systems, Inc.†	23,783	1,066,905
Synopsys, Inc.†	12,655	1,171,980

		5,529,051

Computer Services — 1.2%
Accenture PLC, Class A	52,053	8,364,917
Cognizant Technology Solutions Corp., Class A	49,666	3,872,955
CSRA, Inc.	13,795	459,097
DXC Technology Co.	24,028	2,391,987
International Business Machines Corp.	72,521	11,871,688

		26,960,644

Computer Software — 0.1%
Akamai Technologies, Inc.†	14,248	954,474
Citrix Systems, Inc.†	12,057	1,118,407

		2,072,881

Computers — 3.6%
Apple, Inc.	432,463	72,407,280
Hewlett Packard Enterprise Co.	134,347	2,203,291
HP, Inc.	140,686	3,280,797

		77,891,368

Computers-Memory Devices — 0.2%
NetApp, Inc.	22,722	1,397,403
Seagate Technology PLC	24,369	1,345,169
Western Digital Corp.	24,914	2,216,848

		4,959,420

Consulting Services — 0.1%
Gartner, Inc.†	7,636	1,059,419
Verisk Analytics, Inc.†	13,091	1,309,754

		2,369,173

Consumer Products-Misc. — 0.2%
Clorox Co.	10,861	1,538,895
Kimberly-Clark Corp.	29,629	3,466,593

		5,005,488

Containers-Metal/Glass — 0.1%
Ball Corp.	29,485	1,128,686

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	7,947	998,382
Sealed Air Corp.	15,194	719,436
WestRock Co.	21,446	1,428,947

		3,146,765

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	73,963	5,491,013
Coty, Inc., Class A	39,772	779,929
Estee Lauder Cos., Inc., Class A	18,857	2,544,941
Procter & Gamble Co.	214,627	18,530,895

		27,346,778

Cruise Lines — 0.2%
Carnival Corp.	34,351	2,459,875
Norwegian Cruise Line Holdings, Ltd.†	15,010	911,708

237

SunAmerica Series Trust SA Large Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cruise Lines (continued)
Royal Caribbean Cruises, Ltd.	14,426	$1,926,592

		5,298,175

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	28,122	2,878,568
Fiserv, Inc.†	17,553	2,472,165
Paychex, Inc.	26,937	1,838,450

		7,189,183

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,078	1,592,436
DENTSPLY SIRONA, Inc.	19,346	1,176,430
Patterson Cos., Inc.	6,938	249,005

		3,017,871

Diagnostic Equipment — 1.0%
Abbott Laboratories	146,611	9,113,340
Danaher Corp.	51,560	5,221,997
Thermo Fisher Scientific, Inc.	33,776	7,569,539

		21,904,876

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,346	1,373,996

Dialysis Centers — 0.0%
DaVita, Inc.†	12,751	995,088

Distribution/Wholesale — 0.2%
Fastenal Co.	24,207	1,330,417
LKQ Corp.†	26,031	1,094,083
WW Grainger, Inc.	4,368	1,177,875

		3,602,375

Diversified Banking Institutions — 4.2%
Bank of America Corp.	817,071	26,146,272
Citigroup, Inc.	222,704	17,477,810
Goldman Sachs Group, Inc.	29,548	7,915,614
JPMorgan Chase & Co.	292,255	33,805,136
Morgan Stanley	117,255	6,630,770

		91,975,602

Diversified Manufacturing Operations — 1.9%
3M Co.	50,266	12,591,633
A.O. Smith Corp.	12,282	820,192
Dover Corp.	13,122	1,393,688
Eaton Corp. PLC	37,112	3,116,295
General Electric Co.	730,450	11,811,376
Illinois Tool Works, Inc.	25,971	4,510,383
Ingersoll-Rand PLC	21,046	1,991,583
Parker-Hannifin Corp.	11,222	2,260,335
Pentair PLC	13,910	994,565
Textron, Inc.	22,188	1,301,770

		40,791,820

Diversified Operations — 0.0%
Leucadia National Corp.	26,408	714,865

E-Commerce/Products — 2.4%
Amazon.com, Inc.†	33,688	48,877,582
eBay, Inc.†	81,825	3,320,459

		52,198,041

Security Description	Shares	Value (Note 2)
E-Commerce/Services — 0.4%
Cars.com, Inc.†	1	$30
Expedia, Inc.	10,355	1,325,544
Priceline Group, Inc.†	4,108	7,854,701
TripAdvisor, Inc.†	9,133	316,641

		9,496,916

Electric Products-Misc. — 0.2%
AMETEK, Inc.	19,467	1,485,332
Emerson Electric Co.	54,061	3,904,826

		5,390,158

Electric-Distribution — 0.1%
CenterPoint Energy, Inc.	36,305	1,023,075
PPL Corp.	57,544	1,833,927

		2,857,002

Electric-Integrated — 2.2%
AES Corp.	55,624	643,013
Alliant Energy Corp.	19,474	774,092
Ameren Corp.	20,437	1,157,347
American Electric Power Co., Inc.	41,428	2,849,418
CMS Energy Corp.	23,754	1,062,992
Consolidated Edison, Inc.	26,117	2,098,762
Dominion Energy, Inc.	54,205	4,143,430
DTE Energy Co.	15,110	1,596,220
Duke Energy Corp.	58,951	4,627,654
Edison International	27,443	1,716,011
Entergy Corp.	15,183	1,194,750
Eversource Energy	26,691	1,683,935
Exelon Corp.	80,868	3,114,227
FirstEnergy Corp.	37,470	1,232,763
NextEra Energy, Inc.	39,622	6,276,917
PG&E Corp.	43,195	1,832,764
Pinnacle West Capital Corp.	9,411	752,410
Public Service Enterprise Group, Inc.	42,624	2,210,907
SCANA Corp.	12,013	488,208
Southern Co.	84,536	3,813,419
WEC Energy Group, Inc.	26,581	1,709,158
Xcel Energy, Inc.	42,769	1,951,977

		46,930,374

Electronic Components-Misc. — 0.1%
Corning, Inc.	73,201	2,285,335
Garmin, Ltd.	9,347	588,300

		2,873,635

Electronic Components-Semiconductors — 2.8%
Advanced Micro Devices, Inc.†	69,075	949,091
Broadcom, Ltd.	34,247	8,494,283
Intel Corp.	394,197	18,976,644
Microchip Technology, Inc.	19,702	1,876,025
Micron Technology, Inc.†	97,139	4,246,917
NVIDIA Corp.	51,043	12,546,369
Qorvo, Inc.†	10,720	769,374
Skyworks Solutions, Inc.	15,476	1,504,422
Texas Instruments, Inc.	83,014	9,104,145
Xilinx, Inc.	21,138	1,543,497

		60,010,767

Electronic Connectors — 0.3%
Amphenol Corp., Class A	25,719	2,385,952
TE Connectivity, Ltd.	29,618	3,036,733

		5,422,685

238

SunAmerica Series Trust SA Large Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Forms — 0.4%
Adobe Systems, Inc.†	41,521	$8,294,235

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	27,108	1,990,541
FLIR Systems, Inc.	11,672	597,723
Fortive Corp.	25,762	1,958,427

		4,546,691

Electronic Security Devices — 0.0%
Allegion PLC	8,001	688,966

Engineering/R&D Services — 0.1%
Fluor Corp.	11,782	715,167
Jacobs Engineering Group, Inc.	10,147	704,811

		1,419,978

Engines-Internal Combustion — 0.1%
Cummins, Inc.	13,141	2,470,508

Enterprise Software/Service — 0.7%
CA, Inc.	26,440	947,874
Oracle Corp.	256,619	13,238,974

		14,186,848

Entertainment Software — 0.4%
Activision Blizzard, Inc.	63,686	4,721,043
Electronic Arts, Inc.†	25,937	3,292,962

		8,014,005

Finance-Consumer Loans — 0.1%
Navient Corp.	22,154	315,694
Synchrony Financial	61,963	2,458,692

		2,774,386

Finance-Credit Card — 1.9%
Alliance Data Systems Corp.	4,049	1,039,216
American Express Co.	60,682	6,031,791
Discover Financial Services	30,608	2,442,519
Mastercard, Inc., Class A	78,233	13,221,377
Visa, Inc., Class A	152,748	18,975,884

		41,710,787

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	100,496	5,360,456
E*TRADE Financial Corp.†	22,800	1,201,560
Raymond James Financial, Inc.	10,825	1,043,422

		7,605,438

Finance-Other Services — 0.5%
CBOE Holdings, Inc.	9,557	1,284,365
CME Group, Inc.	28,663	4,399,197
Intercontinental Exchange, Inc.	49,277	3,638,614
Nasdaq, Inc.	9,801	792,999

		10,115,175

Food-Confectionery — 0.1%
Hershey Co.	11,882	1,310,941
J.M. Smucker Co.	9,567	1,213,957

		2,524,898

Food-Meat Products — 0.1%
Hormel Foods Corp.	22,674	778,399
Tyson Foods, Inc., Class A	25,067	1,907,849

		2,686,248

Security Description	Shares	Value (Note 2)
Food-Misc./Diversified — 0.8%
Campbell Soup Co.	16,201	$754,156
Conagra Brands, Inc.	34,408	1,307,504
General Mills, Inc.	47,871	2,799,975
Kellogg Co.	20,951	1,426,973
Kraft Heinz Co.	50,290	3,942,233
McCormick & Co., Inc.	10,086	1,097,054
Mondelez International, Inc., Class A	125,872	5,588,717

		16,916,612

Food-Retail — 0.1%
Kroger Co.	74,925	2,274,723

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	40,377	2,538,502

Gas-Distribution — 0.1%
NiSource, Inc.	28,368	700,122
Sempra Energy	21,148	2,263,259

		2,963,381

Gold Mining — 0.1%
Newmont Mining Corp.	44,923	1,819,831

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	7,191	541,914

Home Decoration Products — 0.1%
Newell Brands, Inc.	41,281	1,091,470

Home Furnishings — 0.0%
Leggett & Platt, Inc.	11,103	516,401

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	17,033	1,458,876
Marriott International, Inc., Class A	25,795	3,800,635
Wyndham Worldwide Corp.	8,535	1,059,450

		6,318,961

Human Resources — 0.0%
Robert Half International, Inc.	10,558	611,097

Independent Power Producers — 0.0%
NRG Energy, Inc.	25,337	659,015

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,824	2,135,467

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	18,359	3,091,105
Praxair, Inc.	24,115	3,894,331

		6,985,436

Instruments-Controls — 0.5%
Honeywell International, Inc.	64,168	10,245,705
Mettler-Toledo International, Inc.†	2,155	1,455,185

		11,700,890

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	9,283	744,125
Waters Corp.†	6,699	1,444,372

		2,188,497

Insurance Brokers — 0.4%
Aon PLC	21,049	2,992,536
Arthur J. Gallagher & Co.	15,229	1,040,445
Marsh & McLennan Cos., Inc.	42,987	3,590,274
Willis Towers Watson PLC	11,122	1,784,748

		9,408,003

239

SunAmerica Series Trust SA Large Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health — 0.6%
Aflac, Inc.	33,115	$2,920,743
Brighthouse Financial, Inc.†	8,071	518,642
Lincoln National Corp.	18,432	1,526,170
Principal Financial Group, Inc.	22,619	1,529,044
Prudential Financial, Inc.	35,714	4,243,538
Torchmark Corp.	9,043	821,557
Unum Group	18,900	1,005,291

		12,564,985

Insurance-Multi-line — 1.0%
Allstate Corp.	30,224	2,985,225
American International Group, Inc.	75,719	4,839,959
Assurant, Inc.	4,533	414,679
Chubb, Ltd.	39,101	6,105,621
Cincinnati Financial Corp.	12,576	967,094
Hartford Financial Services Group, Inc.	30,046	1,765,503
Loews Corp.	23,249	1,200,811
MetLife, Inc.	88,635	4,260,684

		22,539,576

Insurance-Property/Casualty — 0.3%
Progressive Corp.	48,988	2,650,251
Travelers Cos., Inc.	23,053	3,456,105
XL Group, Ltd.	21,564	794,418

		6,900,774

Insurance-Reinsurance — 1.6%
Berkshire Hathaway, Inc., Class B†	162,093	34,749,498
Everest Re Group, Ltd.	3,459	794,878

		35,544,376

Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	200,872	37,540,968
Netflix, Inc.†	36,449	9,852,165

		47,393,133

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,272	762,015

Internet Security — 0.1%
Symantec Corp.	52,221	1,421,978

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	4,682	934,668
Ameriprise Financial, Inc.	12,460	2,102,002
BlackRock, Inc.	10,399	5,842,158
Franklin Resources, Inc.	27,527	1,167,420
Invesco, Ltd.	34,288	1,238,826
T. Rowe Price Group, Inc.	20,410	2,278,368

		13,563,442

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	3,551	548,416

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	50,111	8,157,069

Machinery-Farming — 0.2%
Deere & Co.	26,942	4,483,688

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	8,622	2,419,247

Machinery-Pumps — 0.1%
Flowserve Corp.	11,004	498,701

Security Description	Shares	Value (Note 2)
Machinery-Pumps (continued)
Xylem, Inc.	15,128	$1,093,150

		1,591,851

Medical Information Systems — 0.1%
Cerner Corp.†	26,599	1,838,789

Medical Instruments — 0.9%
Boston Scientific Corp.†	115,664	3,233,965
Edwards Lifesciences Corp.†	17,825	2,256,289
Intuitive Surgical, Inc.†	9,438	4,074,101
Medtronic PLC	114,013	9,792,577

		19,356,932

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	12,263	1,253,156
Laboratory Corp. of America Holdings†	8,575	1,496,337
Quest Diagnostics, Inc.	11,480	1,214,814

		3,964,307

Medical Products — 0.9%
Baxter International, Inc.	42,223	3,041,323
Becton Dickinson and Co.	22,320	5,422,421
Cooper Cos., Inc.	4,123	1,008,774
Henry Schein, Inc.†	13,220	1,000,490
Hologic, Inc.†	23,221	991,537
Stryker Corp.	27,109	4,456,177
Varian Medical Systems, Inc.†	7,717	983,918
Zimmer Biomet Holdings, Inc.	17,054	2,167,904

		19,072,544

Medical-Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	18,818	2,245,364
Amgen, Inc.	61,144	11,375,841
Biogen, Inc.†	17,809	6,194,148
Celgene Corp.†	66,316	6,708,526
Gilead Sciences, Inc.	110,027	9,220,262
Illumina, Inc.†	12,298	2,861,007
Incyte Corp.†	14,754	1,332,139
Regeneron Pharmaceuticals, Inc.†	6,489	2,379,192
Vertex Pharmaceuticals, Inc.†	21,302	3,554,665

		45,871,144

Medical-Drugs — 4.7%
AbbVie, Inc.	134,271	15,067,892
Allergan PLC	28,013	5,049,623
Bristol-Myers Squibb Co.	137,859	8,629,973
Eli Lilly & Co.	81,608	6,646,972
Johnson & Johnson	226,286	31,270,462
Merck & Co., Inc.	230,383	13,650,193
Pfizer, Inc.	502,071	18,596,710
Zoetis, Inc.	41,044	3,149,306

		102,061,131

Medical-Generic Drugs — 0.1%
Mylan NV†	45,171	1,935,577
Perrigo Co. PLC	11,033	999,811

		2,935,388

Medical-HMO — 1.8%
Aetna, Inc.	27,467	5,131,385
Anthem, Inc.	21,627	5,360,252
Centene Corp.†	14,528	1,557,983

240

SunAmerica Series Trust SA Large Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO (continued)
Cigna Corp.	20,767	$4,326,804
Humana, Inc.	12,033	3,391,260
UnitedHealth Group, Inc.	81,625	19,327,168

		39,094,852

Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	10,191	366,774
HCA Healthcare, Inc.†	23,858	2,413,475
Universal Health Services, Inc., Class B	7,381	896,792

		3,677,041

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	13,593	1,354,814
Cardinal Health, Inc.	26,499	1,902,363
McKesson Corp.	17,560	2,965,533

		6,222,710

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	113,396	2,211,222

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	14,176	686,969

Multimedia — 1.2%
Time Warner, Inc.	65,581	6,253,148
Twenty-First Century Fox, Inc., Class A	88,779	3,275,945
Twenty-First Century Fox, Inc., Class B	36,993	1,349,875
Viacom, Inc., Class B	29,719	993,209
Walt Disney Co.	127,214	13,824,345

		25,696,522

Networking Products — 0.8%
Cisco Systems, Inc.	416,402	17,297,339

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	19,143	1,317,038
Waste Management, Inc.	33,648	2,975,493

		4,292,531

Office Automation & Equipment — 0.0%
Xerox Corp.	17,982	613,726

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,445	913,353

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	9,148	658,930

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	46,087	2,767,524
Apache Corp.	32,086	1,439,699
Cabot Oil & Gas Corp.	38,956	1,026,491
Chesapeake Energy Corp.†	76,539	267,887
Cimarex Energy Co.	8,024	900,293
Concho Resources, Inc.†	12,526	1,972,093
ConocoPhillips	100,698	5,922,049
Devon Energy Corp.	44,264	1,831,202
EOG Resources, Inc.	48,703	5,600,845
EQT Corp.	20,622	1,119,568
Hess Corp.	22,750	1,149,103
Marathon Oil Corp.	71,567	1,301,804
Newfield Exploration Co.†	16,778	531,191

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Noble Energy, Inc.	40,987	$1,250,923
Occidental Petroleum Corp.	64,457	4,832,341
Pioneer Natural Resources Co.	14,333	2,621,649
Range Resources Corp.	19,019	271,021

		34,805,683

Oil Companies-Integrated — 2.4%
Chevron Corp.	159,984	20,053,994
Exxon Mobil Corp.	356,905	31,157,807

		51,211,801

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	32,011	1,174,163

Oil Refining & Marketing — 0.5%
Andeavor	12,088	1,307,438
Marathon Petroleum Corp.	41,139	2,849,699
Phillips 66	36,191	3,705,958
Valero Energy Corp.	36,857	3,537,166

		11,400,261

Oil-Field Services — 0.7%
Baker Hughes a GE Co., LLC	36,065	1,159,489
Halliburton Co.	73,494	3,946,628
Schlumberger, Ltd.	116,681	8,585,388
TechnipFMC PLC	36,930	1,198,748

		14,890,253

Paper & Related Products — 0.1%
International Paper Co.	34,778	2,186,145

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	47,706	3,777,361

Pipelines — 0.3%
Kinder Morgan, Inc.	161,771	2,908,643
ONEOK, Inc.	32,297	1,901,001
Williams Cos., Inc.	69,637	2,185,905

		6,995,549

Publishing-Newspapers — 0.0%
News Corp., Class A	32,259	551,951
News Corp., Class B	10,257	178,985

		730,936

Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc.	8,522	1,105,303
American Tower Corp.	36,123	5,335,367
Apartment Investment & Management Co., Class A	13,226	553,376
AvalonBay Communities, Inc.	11,631	1,981,922
Boston Properties, Inc.	12,998	1,607,983
Crown Castle International Corp.	34,220	3,858,990
Digital Realty Trust, Inc.	17,304	1,937,183
Duke Realty Corp.	29,998	792,247
Equinix, Inc.	6,590	2,999,702
Equity Residential	30,953	1,907,014
Essex Property Trust, Inc.	5,562	1,295,835
Extra Space Storage, Inc.	10,606	885,389
Federal Realty Investment Trust	6,111	738,209
GGP, Inc.	52,589	1,211,125
HCP, Inc.	39,513	951,473
Host Hotels & Resorts, Inc.	62,335	1,294,075
Iron Mountain, Inc.	23,705	830,386
Kimco Realty Corp.	35,853	570,421

241

SunAmerica Series Trust SA Large Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Macerich Co.	9,130	$589,524
Mid-America Apartment Communities, Inc.	9,571	912,786
Prologis, Inc.	44,817	2,918,035
Public Storage	12,607	2,467,946
Realty Income Corp.	23,735	1,262,465
Regency Centers Corp.	12,463	784,047
SBA Communications Corp.†	9,901	1,727,725
Simon Property Group, Inc.	26,182	4,277,353
SL Green Realty Corp.	8,277	832,004
UDR, Inc.	22,538	823,313
Ventas, Inc.	29,999	1,679,044
Vornado Realty Trust	14,522	1,040,937
Welltower, Inc.	31,195	1,870,764
Weyerhaeuser Co.	63,579	2,386,756

		53,428,699

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	25,447	1,162,673

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	7,119	1,289,322

Respiratory Products — 0.1%
ResMed, Inc.	11,953	1,204,743

Retail-Apparel/Shoe — 0.3%
Foot Locker, Inc.	10,444	513,323
Gap, Inc.	18,342	609,688
L Brands, Inc.	20,800	1,041,872
PVH Corp.	6,521	1,011,277
Ross Stores, Inc.	32,478	2,675,862
Tapestry, Inc.	23,953	1,126,749

		6,978,771

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	6,224	728,146
AutoZone, Inc.†	2,316	1,772,759
Genuine Parts Co.	12,349	1,285,160
O’Reilly Automotive, Inc.†	7,162	1,895,710

		5,681,775

Retail-Automobile — 0.1%
CarMax, Inc.†	15,358	1,096,100

Retail-Building Products — 1.2%
Home Depot, Inc.	98,360	19,760,524
Lowe’s Cos., Inc.	70,148	7,346,600

		27,107,124

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	21,422	1,565,091

Retail-Discount — 1.3%
Costco Wholesale Corp.	36,808	7,172,775
Dollar General Corp.	21,943	2,262,762
Dollar Tree, Inc.†	19,971	2,296,665
Target Corp.	45,785	3,443,948
Walmart, Inc.	123,290	13,142,714

		28,318,864

Retail-Drug Store — 0.6%
CVS Health Corp.	85,324	6,714,145
Walgreens Boots Alliance, Inc.	73,130	5,503,764

		12,217,909

Security Description	Shares	Value (Note 2)
Retail-Gardening Products — 0.0%
Tractor Supply Co.	10,576	$806,420

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	5,093	269,420
Tiffany & Co.	8,600	917,190

		1,186,610

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	9,823	484,372
TJX Cos., Inc.	53,593	4,304,590

		4,788,962

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	4,916	1,091,844

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,200	919,734
Macy’s, Inc.	25,656	665,773

		1,585,507

Retail-Restaurants — 1.0%
Chipotle Mexican Grill, Inc.†	2,093	679,723
Darden Restaurants, Inc.	10,417	998,469
McDonald’s Corp.	67,147	11,491,538
Starbucks Corp.	119,843	6,808,281
Yum! Brands, Inc.	28,385	2,401,087

		22,379,098

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	20,748	722,445

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	29,165	573,676

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	31,050	2,852,874
QUALCOMM, Inc.	124,169	8,474,534

		11,327,408

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	89,830	4,817,583
KLA-Tencor Corp.	13,200	1,449,360
Lam Research Corp.	13,641	2,612,524

		8,879,467

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,825	908,591

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	21,051	1,028,341

Steel-Producers — 0.1%
Nucor Corp.	26,778	1,793,055

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	31,580	825,817

Telephone-Integrated — 1.8%
AT&T, Inc.	517,173	19,368,129
CenturyLink, Inc.	81,938	1,459,316
Verizon Communications, Inc.	343,606	18,578,776

		39,406,221

Television — 0.1%
CBS Corp., Class B	30,540	1,759,409

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	5,322	1,495,801

242

SunAmerica Series Trust SA Large Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 1.2%
Altria Group, Inc.	160,727	$11,305,537
Philip Morris International, Inc.	130,821	14,027,936

		25,333,473

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,802	822,631
Stanley Black & Decker, Inc.	12,917	2,147,193

		2,969,824

Toys — 0.1%
Hasbro, Inc.	9,547	902,860
Mattel, Inc.	28,952	458,599

		1,361,459

Transport-Rail — 0.8%
CSX Corp.	75,278	4,273,532
Kansas City Southern	8,721	986,607
Norfolk Southern Corp.	24,102	3,636,510
Union Pacific Corp.	66,303	8,851,450

		17,748,099

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	11,742	1,073,923
Expeditors International of Washington, Inc.	14,968	972,172
FedEx Corp.	20,779	5,454,072
United Parcel Service, Inc., Class B	57,871	7,368,136

		14,868,303

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	7,211	871,305

Water — 0.1%
American Water Works Co., Inc.	15,025	1,249,629

Web Hosting/Design — 0.0%
VeriSign, Inc.†	7,140	820,529

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 2.7%
Alphabet, Inc., Class A†	25,104	$29,678,451
Alphabet, Inc., Class C†	25,426	29,746,894

		59,425,345

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	13,645	1,357,132

Total Common Stocks (cost $1,356,394,976)		2,029,762,886

EXCHANGE-TRADED FUNDS — 4.9%
iShares Core S&P 500 ETF	278,200	79,050,530
SPDR S&P 500 ETF	99,916	28,166,320

Total Exchange-Traded Funds (cost $97,289,502)		107,216,850

Total Long-Term Investment Securities (cost $1,453,684,478)		2,136,979,736

REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20% dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $37,019,206 and collateralized by $38,350,000 of United States Treasury Notes, bearing interest at 2.0% due 02/15/2023 and having an approximate value of $37,760,561. (cost $37,019,000)	$37,019,000	37,019,000

TOTAL INVESTMENTS (cost $1,490,703,478)(1)	99.9%	2,173,998,736
Other assets less liabilities	0.1	1,276,768

NET ASSETS	100.0%	$2,175,275,504

#	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
263	Long	S&P 500 E-Mini Index	March 2018	35,082,020	37,159,270	$2,077,250

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

243

SunAmerica Series Trust SA Large Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,029,762,886	$—	$—	$2,029,762,886
Exchanged -Traded Funds	107,216,850	—	—	107,216,850
Repurchase Agreements	—	37,019,000	—	37,019,000

Total Investments at Value	$2,136,979,736	$37,019,000	$—	$2,173,998,736

Other Financial Instruments:†
Open Futures Contracts	$2,077,250	$—	$—	$2,077,250

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

244

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.9%
Medical-Drugs	8.6
Banks-Super Regional	6.9
Computers	4.9
Multimedia	3.4
Medical-Biomedical/Gene	3.2
Retail-Discount	2.7
Insurance-Multi-line	2.7
Electronic Components-Semiconductors	2.6
Oil Companies-Integrated	2.5
Enterprise Software/Service	2.3
Electric-Integrated	2.3
Telephone-Integrated	2.2
Networking Products	2.1
Cable/Satellite TV	2.0
Medical-HMO	1.9
Insurance-Life/Health	1.7
Banks-Commercial	1.7
Insurance-Property/Casualty	1.6
Computer Services	1.6
Banks-Fiduciary	1.5
Oil Refining & Marketing	1.5
Chemicals-Diversified	1.5
Finance-Credit Card	1.5
Exchange-Traded Funds	1.3
Instruments-Controls	1.3
Aerospace/Defense-Equipment	1.2
Airlines	1.1
Auto-Cars/Light Trucks	1.1
Semiconductor Equipment	1.1
Oil Companies-Exploration & Production	1.1
Diversified Manufacturing Operations	1.0
Investment Management/Advisor Services	1.0
Transport-Services	1.0
Aerospace/Defense	0.9
Retail-Building Products	0.9
Cruise Lines	0.8
Electronic Components-Misc.	0.6
Registered Investment Companies	0.6
Auto/Truck Parts & Equipment-Original	0.6
Retail-Drug Store	0.6
Medical-Wholesale Drug Distribution	0.5
Retail-Major Department Stores	0.5
Finance-Consumer Loans	0.4
Steel-Producers	0.4
Transport-Rail	0.4
Medical-Hospitals	0.4
Finance-Investment Banker/Broker	0.3
Medical-Generic Drugs	0.3
Medical Labs & Testing Services	0.3
Food-Misc./Diversified	0.3
Engines-Internal Combustion	0.3
Building-Residential/Commercial	0.3
Retail-Auto Parts	0.3
Retail-Apparel/Shoe	0.3
Auto-Heavy Duty Trucks	0.3
Apparel Manufacturers	0.3
Paper & Related Products	0.3
Pharmacy Services	0.3
Food-Retail	0.2
Rental Auto/Equipment	0.2

Retail-Consumer Electronics	0.2%
Textile-Home Furnishings	0.2
Insurance Brokers	0.2
Finance-Auto Loans	0.2
Retail-Automobile	0.2
Containers-Paper/Plastic	0.2
Human Resources	0.2
Wireless Equipment	0.2
Hotels/Motels	0.2
Building & Construction Products-Misc.	0.2
Dialysis Centers	0.2
Commercial Services-Finance	0.1
Gold Mining	0.1
Telecommunication Equipment	0.1
Appliances	0.1
Insurance-Reinsurance	0.1
E-Services/Consulting	0.1
Computers-Memory Devices	0.1
Semiconductor Components-Integrated Circuits	0.1
Finance-Other Services	0.1
Toys	0.1
Shipbuilding	0.1
Electronic Parts Distribution	0.1
Retail-Regional Department Stores	0.1
Tools-Hand Held	0.1
Diversified Operations	0.1
Finance-Mortgage Loan/Banker	0.1
Rubber-Tires	0.1
Office Automation & Equipment	0.1
Engineering/R&D Services	0.1
Containers-Metal/Glass	0.1
Vitamins & Nutrition Products	0.1
Internet Infrastructure Software	0.1
Gas-Distribution	0.1
Building-Mobile Home/Manufactured Housing	0.1
Real Estate Management/Services	0.1
Poultry	0.1
Retail-Gardening Products	0.1
Oil & Gas Drilling	0.1
Consumer Products-Misc.	0.1
Publishing-Newspapers	0.1
Power Converter/Supply Equipment	0.1
Coatings/Paint	0.1
Machinery-Construction & Mining	0.1
Machinery-Farming	0.1
Recreational Vehicles	0.1
Consulting Services	0.1

100.4%

*	Calculated as a percentage of net assets

245

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.5%
Aerospace/Defense — 0.9%
General Dynamics Corp.	57,000	$12,681,360
Spirit AeroSystems Holdings, Inc., Class A	20,300	2,077,908

		14,759,268

Aerospace/Defense-Equipment — 1.2%
L3 Technologies, Inc.	5,400	1,147,284
United Technologies Corp.	132,800	18,327,728

		19,475,012

Airlines — 1.1%
American Airlines Group, Inc.	81,600	4,432,512
Delta Air Lines, Inc.	121,900	6,920,263
JetBlue Airways Corp.†	51,000	1,063,860
Southwest Airlines Co.	99,600	6,055,680

		18,472,315

Apparel Manufacturers — 0.3%
Carter’s, Inc.	7,500	902,250
Hanesbrands, Inc.	58,100	1,261,932
Michael Kors Holdings, Ltd.†	17,800	1,174,800
Ralph Lauren Corp.	8,800	1,005,928

		4,344,910

Appliances — 0.1%
Whirlpool Corp.	11,200	2,031,904

Auto-Cars/Light Trucks — 1.1%
Ford Motor Co.	620,700	6,809,079
General Motors Co.	250,000	10,602,500

		17,411,579

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	58,300	4,346,848

Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	22,600	999,824
Aptiv PLC	44,500	4,222,160
BorgWarner, Inc.	35,200	1,980,352
Lear Corp.	12,700	2,452,878

		9,655,214

Banks-Commercial — 1.7%
BB&T Corp.	125,500	6,926,345
BOK Financial Corp.	10,800	1,044,252
CIT Group, Inc.	20,900	1,059,421
Commerce Bancshares, Inc.	17,807	1,041,888
Cullen/Frost Bankers, Inc.	10,100	1,074,741
East West Bancorp, Inc.	23,200	1,529,112
M&T Bank Corp.	25,700	4,903,046
Prosperity Bancshares, Inc.	11,400	864,120
Regions Financial Corp.	210,900	4,055,607
Synovus Financial Corp.	20,300	1,022,917
Webster Financial Corp.	13,000	736,060
Western Alliance Bancorp†	13,700	803,642
Zions Bancorporation	33,500	1,810,005

		26,871,156

Banks-Fiduciary — 1.5%
Bank of New York Mellon Corp.	174,800	9,911,160
Citizens Financial Group, Inc.	84,100	3,860,190
Northern Trust Corp.	33,900	3,572,721

Security Description	Shares	Value (Note 2)
Banks-Fiduciary (continued)
State Street Corp.	62,300	$6,863,591

		24,207,662

Banks-Super Regional — 6.9%
Capital One Financial Corp.	79,900	8,306,404
Comerica, Inc.	25,900	2,466,198
Fifth Third Bancorp	128,300	4,246,730
Huntington Bancshares, Inc.	151,000	2,443,180
KeyCorp	171,200	3,663,680
PNC Financial Services Group, Inc.	80,100	12,657,402
SunTrust Banks, Inc.	80,000	5,656,000
US Bancorp	279,300	15,959,202
Wells Fargo & Co.	827,600	54,439,528

		109,838,324

Building & Construction Products-Misc. — 0.2%
Owens Corning	18,600	1,729,242
USG Corp.†	23,500	908,510

		2,637,752

Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	8,700	1,188,942

Building-Residential/Commercial — 0.3%
NVR, Inc.†	670	2,129,374
PulteGroup, Inc.	52,200	1,661,526
Toll Brothers, Inc.	26,800	1,248,344

		5,039,244

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	742,100	31,561,513

Chemicals-Diversified — 1.5%
Celanese Corp., Series A	23,200	2,509,312
Eastman Chemical Co.	24,100	2,390,238
Huntsman Corp.	38,500	1,330,945
LyondellBasell Industries NV, Class A	85,600	10,258,304
PPG Industries, Inc.	40,500	4,808,565
Westlake Chemical Corp.	21,400	2,409,640

		23,707,004

Chemicals-Specialty — 0.0%
Ashland Global Holdings, Inc.	9,300	675,087

Coatings/Paint — 0.1%
RPM International, Inc.	19,900	1,038,780

Commercial Services-Finance — 0.2%
H&R Block, Inc.	34,300	910,322
Western Union Co.	77,300	1,607,067

		2,517,389

Computer Services — 1.6%
CSRA, Inc.	23,100	768,768
International Business Machines Corp.	151,500	24,800,550

		25,569,318

Computers — 4.9%
Apple, Inc.	431,900	72,313,017
HP, Inc.	280,700	6,545,924

		78,858,941

Computers-Memory Devices — 0.1%
NetApp, Inc.	31,600	1,943,400

246

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	23,200	$908,976

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	9,290	1,086,930

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	22,700	1,317,735

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	15,100	1,897,013
Sonoco Products Co.	16,500	896,115

		2,793,128

Cruise Lines — 0.8%
Carnival Corp.	88,900	6,366,129
Norwegian Cruise Line Holdings, Ltd.†	37,800	2,295,972
Royal Caribbean Cruises, Ltd.	35,500	4,741,025

		13,403,126

Dialysis Centers — 0.2%
DaVita, Inc.†	32,300	2,520,692

Diversified Banking Institutions — 8.9%
Citigroup, Inc.	455,600	35,755,488
Goldman Sachs Group, Inc.	68,800	18,430,832
JPMorgan Chase & Co.	620,800	71,807,936
Morgan Stanley	306,700	17,343,885

		143,338,141

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	9,900	1,130,679
Eaton Corp. PLC	74,100	6,222,177
Ingersoll-Rand PLC	39,800	3,766,274
Pentair PLC	25,900	1,851,850
Textron, Inc.	44,400	2,604,948
Trinity Industries, Inc.	24,200	834,174

		16,410,102

Diversified Operations — 0.1%
Leucadia National Corp.	59,600	1,613,372

E-Services/Consulting — 0.1%
CDW Corp.	26,500	1,981,935

Electric-Integrated — 2.3%
AES Corp.	93,000	1,075,080
Ameren Corp.	40,100	2,270,863
American Electric Power Co., Inc.	81,400	5,598,692
DTE Energy Co.	29,700	3,137,508
Duke Energy Corp.	99,700	7,826,450
Entergy Corp.	29,700	2,337,093
Eversource Energy	52,600	3,318,534
Pinnacle West Capital Corp.	18,600	1,487,070
Public Service Enterprise Group, Inc.	84,000	4,357,080
WEC Energy Group, Inc.	20,020	1,287,286
Westar Energy, Inc.	22,500	1,162,350
Xcel Energy, Inc.	77,100	3,518,844

		37,376,850

Electronic Components-Misc. — 0.6%
Corning, Inc.	217,100	6,777,862
Garmin, Ltd.	31,600	1,988,904
Gentex Corp.	47,600	1,127,168
Jabil, Inc.	13,980	355,511

		10,249,445

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 2.6%
Intel Corp.	779,700	$37,534,758
Qorvo, Inc.†	21,100	1,514,347
Skyworks Solutions, Inc.	29,600	2,877,416

		41,926,521

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	15,200	1,236,368
SYNNEX Corp.	4,500	552,285

		1,788,653

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	19,900	1,382,254

Engines-Internal Combustion — 0.3%
Cummins, Inc.	27,700	5,207,600

Enterprise Software/Service — 2.3%
CA, Inc.	66,600	2,387,610
Oracle Corp.	681,200	35,143,108

		37,530,718

Finance-Auto Loans — 0.2%
Ally Financial, Inc.	76,600	2,280,382
Credit Acceptance Corp.†	2,300	758,333

		3,038,715

Finance-Consumer Loans — 0.4%
Santander Consumer USA Holdings, Inc.	57,500	991,875
Synchrony Financial	134,301	5,329,064

		6,320,939

Finance-Credit Card — 1.5%
Alliance Data Systems Corp.	6,400	1,642,624
American Express Co.	162,200	16,122,680
Discover Financial Services	73,200	5,841,360

		23,606,664

Finance-Investment Banker/Broker — 0.3%
E*TRADE Financial Corp.†	45,600	2,403,120
Lazard, Ltd., Class A	20,700	1,212,399
Raymond James Financial, Inc.	21,100	2,033,829

		5,649,348

Finance-Mortgage Loan/Banker — 0.1%
FNF Group	40,700	1,586,486

Finance-Other Services — 0.1%
Nasdaq, Inc.	23,500	1,901,385

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	6,510	495,476

Food-Misc./Diversified — 0.3%
General Mills, Inc.	61,885	3,619,654
Ingredion, Inc.	11,500	1,651,860

		5,271,514

Food-Retail — 0.2%
Kroger Co.	124,100	3,767,676

Gas-Distribution — 0.1%
National Fuel Gas Co.	14,300	797,225
UGI Corp.	8,960	410,099

		1,207,324

247

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gold Mining — 0.1%
Newmont Mining Corp.	59,800	$2,422,498

Home Furnishings — 0.0%
Leggett & Platt, Inc.	10,770	500,913

Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	6,500	528,450
Wyndham Worldwide Corp.	17,200	2,135,036

		2,663,486

Human Resources — 0.2%
ManpowerGroup, Inc.	11,200	1,471,568
Robert Half International, Inc.	21,100	1,221,268

		2,692,836

Instruments-Controls — 1.3%
Honeywell International, Inc.	126,300	20,166,321

Insurance Brokers — 0.2%
Willis Towers Watson PLC	21,100	3,385,917

Insurance-Life/Health — 1.7%
Aflac, Inc.	66,200	5,838,840
Lincoln National Corp.	34,900	2,889,720
Principal Financial Group, Inc.	47,700	3,224,520
Prudential Financial, Inc.	71,200	8,459,984
Torchmark Corp.	53,300	4,842,305
Unum Group	39,900	2,122,281

		27,377,650

Insurance-Multi-line — 2.7%
Allstate Corp.	70,100	6,923,777
American Financial Group, Inc.	31,000	3,513,540
Assurant, Inc.	11,600	1,061,168
Chubb, Ltd.	73,800	11,523,870
Cincinnati Financial Corp.	26,200	2,014,780
Hartford Financial Services Group, Inc.	61,000	3,584,360
Loews Corp.	55,800	2,882,070
MetLife, Inc.	179,300	8,618,951
Old Republic International Corp.	43,700	939,113
Voya Financial, Inc.	30,800	1,598,828

		42,660,457

Insurance-Property/Casualty — 1.6%
Alleghany Corp.†	3,000	1,883,100
Markel Corp.†	2,480	2,846,271
Progressive Corp.	45,470	2,459,927
Travelers Cos., Inc.	116,700	17,495,664
WR Berkley Corp.	20,000	1,459,600

		26,144,562

Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc.	12,700	1,989,455

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	8,700	1,257,498

Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	29,200	4,926,040
Franklin Resources, Inc.	93,300	3,956,853
Invesco, Ltd.	67,800	2,449,614
T. Rowe Price Group, Inc.	40,100	4,476,363

		15,808,870

Security Description	Shares	Value (Note 2)
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	10,500	$952,560

Machinery-Farming — 0.1%
AGCO Corp.	13,200	958,584

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	16,900	2,949,050
Quest Diagnostics, Inc.	22,100	2,338,622

		5,287,672

Medical-Biomedical/Gene — 3.2%
Amgen, Inc.	118,400	22,028,320
Biogen, Inc.†	34,900	12,138,569
Gilead Sciences, Inc.	207,800	17,413,640

		51,580,529

Medical-Drugs — 8.6%
AbbVie, Inc.	263,600	29,581,192
Bristol-Myers Squibb Co.	190,300	11,912,780
Johnson & Johnson	445,900	61,618,921
Pfizer, Inc.	948,300	35,125,032

		138,237,925

Medical-Generic Drugs — 0.3%
Mylan NV†	75,500	3,235,175
Perrigo Co. PLC	22,400	2,029,888

		5,265,063

Medical-HMO — 1.9%
Aetna, Inc.	55,000	10,275,100
Anthem, Inc.	44,600	11,054,110
Cigna Corp.	42,300	8,813,205

		30,142,415

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.†	61,100	6,180,876

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	25,400	2,531,618
McKesson Corp.	33,100	5,589,928

		8,121,546

Multimedia — 3.4%
Time Warner, Inc.	217,200	20,710,020
Twenty-First Century Fox, Inc., Class A	174,500	6,439,050
Walt Disney Co.	259,300	28,178,131

		55,327,201

Networking Products — 2.1%
Cisco Systems, Inc.	828,100	34,399,274

Office Automation & Equipment — 0.1%
Xerox Corp.	42,025	1,434,313

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	15,300	1,102,059

Oil Companies-Exploration & Production — 1.1%
ConocoPhillips	205,000	12,056,050
Energen Corp.†	15,600	814,788
Hess Corp.	36,550	1,846,140
Marathon Oil Corp.	119,600	2,175,524

		16,892,502

248

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Integrated — 2.5%
Chevron Corp.	313,800	$39,334,830
Murphy Oil Corp.	24,300	780,030

		40,114,860

Oil Refining & Marketing — 1.5%
HollyFrontier Corp.	28,500	1,366,860
Marathon Petroleum Corp.	87,000	6,026,490
Phillips 66	92,300	9,451,520
Valero Energy Corp.	74,100	7,111,377

		23,956,247

Paper & Related Products — 0.3%
International Paper Co.	68,600	4,312,196

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	53,810	4,260,676

Poultry — 0.1%
Pilgrim’s Pride Corp.†	41,200	1,144,124

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	7,700	1,046,815

Professional Sports — 0.0%
Madison Square Garden Co., Class A†	3,200	690,688

Publishing-Newspapers — 0.1%
News Corp., Class A	62,800	1,074,508

Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	7,400	1,156,990

Recreational Vehicles — 0.1%
Brunswick Corp.	15,000	941,700

Rental Auto/Equipment — 0.2%
AMERCO	3,200	1,168,256
United Rentals, Inc.†	14,100	2,553,651

		3,721,907

Retail-Apparel/Shoe — 0.3%
Gap, Inc.	54,700	1,818,228
L Brands, Inc.	11,780	590,060
PVH Corp.	12,900	2,000,532

		4,408,820

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	3,900	2,985,216
Genuine Parts Co.	16,900	1,758,783

		4,743,999

Retail-Automobile — 0.2%
AutoNation, Inc.†	12,800	770,816
CarMax, Inc.†	30,700	2,191,059

		2,961,875

Retail-Building Products — 0.9%
Lowe’s Cos., Inc.	132,500	13,876,725

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	47,800	3,492,268

Retail-Discount — 2.7%
Dollar General Corp.	43,600	4,496,032
Target Corp.	76,500	5,754,330
Walmart, Inc.	305,810	32,599,346

		42,849,708

Security Description	Shares	Value (Note 2)
Retail-Drug Store — 0.6%
CVS Health Corp.	113,900	$8,962,791

Retail-Gardening Products — 0.1%
Tractor Supply Co.	14,600	1,113,250

Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	14,500	742,835

Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	23,400	1,153,854
TJX Cos., Inc.	81,890	6,577,405

		7,731,259

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	26,700	1,729,359

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	41,700	1,451,994

Savings & Loans/Thrifts — 0.0%
Investors Bancorp, Inc.	49,100	672,179

Semiconductor Components-Integrated Circuits — 0.1%
Marvell Technology Group, Ltd.	83,000	1,936,390

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	163,900	8,789,957
KLA-Tencor Corp.	25,000	2,745,000
Lam Research Corp.	22,800	4,366,656
Teradyne, Inc.	27,600	1,265,184

		17,166,797

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	7,600	1,805,304

Steel-Producers — 0.4%
Nucor Corp.	52,900	3,542,184
Reliance Steel & Aluminum Co.	10,500	919,695
Steel Dynamics, Inc.	40,100	1,820,540

		6,282,419

Telecommunication Equipment — 0.1%
ARRIS International PLC†	29,900	756,470
Juniper Networks, Inc.	63,300	1,655,295

		2,411,765

Telephone-Integrated — 2.2%
Verizon Communications, Inc.	649,100	35,096,837

Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	12,300	3,457,038

Tools-Hand Held — 0.1%
Snap-on, Inc.	9,600	1,644,576

Toys — 0.1%
Hasbro, Inc.	19,800	1,872,486

Transport-Rail — 0.4%
Kansas City Southern	14,500	1,640,385
Norfolk Southern Corp.	30,600	4,616,928

		6,257,313

Transport-Services — 1.0%
FedEx Corp.	5,700	1,496,136
United Parcel Service, Inc., Class B	109,400	13,928,808

		15,424,944

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	15,600	1,294,644

249

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	27,000	$2,685,420

Total Common Stocks (cost $1,185,056,568)		1,577,279,955

EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF (cost $20,356,317)	157,500	20,323,800

Total Long-Term Investment Securities (cost $1,205,412,885)		1,597,603,755

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25%(1)	9,845,272	$9,845,272
Total Short-Term Investment Securities (cost $9,845,272)
TOTAL INVESTMENTS (cost $1,215,258,157)(2)	100.4%	1,607,449,027
Liabilities in excess of other assets	(0.4)	(5,774,283)

NET ASSETS	100.0%	$1,601,674,744

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2018.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,577,279,955	$—	$—	$1,577,279,955
Exchange-Traded Funds	20,323,800	—	—	20,323,800
Short-Term Investment Securities	9,845,272	—	—	9,845,272

Total Investments at Value	$1,607,449,027	$—	$—	$1,607,449,027

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

250

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

United States Treasury Notes	6.6%
Registered Investment Companies	5.1
Exchange-Traded Funds	5.0
Diversified Banking Institutions	4.2
Medical-Drugs	3.5
Banks-Commercial	2.6
Banks-Super Regional	2.2
United States Treasury Bonds	2.2
Federal National Mtg. Assoc.	2.1
Medical-HMO	1.9
Telephone-Integrated	1.9
Applications Software	1.9
Insurance-Multi-line	1.8
Finance-Credit Card	1.7
Enterprise Software/Service	1.6
Oil Companies-Integrated	1.6
Medical-Biomedical/Gene	1.5
Computers	1.5
Insurance-Property/Casualty	1.4
Federal Home Loan Mtg. Corp.	1.4
Insurance-Reinsurance	1.3
Aerospace/Defense	1.2
Retail-Restaurants	1.2
Cable/Satellite TV	1.1
Food-Retail	1.1
Oil Companies-Exploration & Production	1.1
Auto-Cars/Light Trucks	1.1
Retail-Building Products	1.1
Chemicals-Diversified	1.0
Transport-Services	1.0
Real Estate Investment Trusts	0.9
Electric-Integrated	0.9
Food-Misc./Diversified	0.9
Web Portals/ISP	0.9
Cosmetics & Toiletries	0.8
Diversified Manufacturing Operations	0.8
Oil Refining & Marketing	0.8
Computer Services	0.8
Networking Products	0.8
Beverages-Non-alcoholic	0.8
Multimedia	0.8
Building-Residential/Commercial	0.7
Retail-Discount	0.7
Electronic Components-Semiconductors	0.7
Pipelines	0.7
Medical-Wholesale Drug Distribution	0.7
Aerospace/Defense-Equipment	0.6
Building & Construction-Misc.	0.6
Insurance-Life/Health	0.6
Non-Hazardous Waste Disposal	0.6
Transport-Rail	0.6
Machinery-Construction & Mining	0.5
Retail-Drug Store	0.5
Instruments-Controls	0.5
Internet Content-Entertainment	0.5
Telecom Services	0.5
Banks-Fiduciary	0.5
Medical Products	0.4
E-Commerce/Products	0.4
Investment Management/Advisor Services	0.4
Electronic Forms	0.4

Commercial Services-Finance	0.4%
Gas-Distribution	0.4
Retail-Major Department Stores	0.4
Food-Confectionery	0.4
Retail-Apparel/Shoe	0.3
Diagnostic Equipment	0.3
Tobacco	0.3
Finance-Other Services	0.3
Medical Labs & Testing Services	0.3
Oil-Field Services	0.3
Commercial Services	0.3
Import/Export	0.3
Agricultural Operations	0.3
Computer Software	0.3
Consumer Products-Misc.	0.3
Rubber-Tires	0.3
Gold Mining	0.3
Gambling (Non-Hotel)	0.3
Advertising Agencies	0.3
Finance-Investment Banker/Broker	0.2
Brewery	0.2
Distribution/Wholesale	0.2
Finance-Mortgage Loan/Banker	0.2
Medical Instruments	0.2
Metal-Diversified	0.2
Auto/Truck Parts & Equipment-Original	0.2
Wireless Equipment	0.2
Computers-Memory Devices	0.2
Public Thoroughfares	0.2
Human Resources	0.2
Rental Auto/Equipment	0.2
Real Estate Management/Services	0.2
Warehousing & Harbor Transportation Services	0.2
Electronic Components-Misc.	0.2
Diversified Operations	0.2
Electric Products-Misc.	0.2
Building-Heavy Construction	0.2
Steel-Producers	0.2
Machinery-Electrical	0.2
Agricultural Chemicals	0.2
Building & Construction Products-Misc.	0.2
Semiconductor Equipment	0.2
Building Products-Cement	0.2
Soap & Cleaning Preparation	0.2
Savings & Loans/Thrifts	0.2
Machinery-Farming	0.2
Internet Security	0.2
Apparel Manufacturers	0.2
Medical-Generic Drugs	0.2
Transport-Marine	0.1
Real Estate Operations & Development	0.1
Paper & Related Products	0.1
Diversified Minerals	0.1
Beverages-Wine/Spirits	0.1
Security Services	0.1
Audio/Video Products	0.1
Finance-Leasing Companies	0.1
Cruise Lines	0.1
Dental Supplies & Equipment	0.1
Cellular Telecom	0.1
Machinery-General Industrial	0.1

251

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Chemicals-Specialty	0.1%
Engineering/R&D Services	0.1
Television	0.1
Power Converter/Supply Equipment	0.1
Entertainment Software	0.1
Finance-Consumer Loans	0.1
Casino Services	0.1
Transport-Truck	0.1
Software Tools	0.1
Industrial Gases	0.1
Electric-Generation	0.1
Therapeutics	0.1
Airlines	0.1
Coal	0.1
Containers-Paper/Plastic	0.1
Oil Field Machinery & Equipment	0.1
Data Processing/Management	0.1
Hotels/Motels	0.1
Medical Imaging Systems	0.1
Female Health Care Products	0.1
Office Furnishings-Original	0.1
Lasers-System/Components	0.1
Miscellaneous Manufacturing	0.1
Telecom Equipment-Fiber Optics	0.1
Machine Tools & Related Products	0.1
Retail-Jewelry	0.1
Casino Hotels	0.1

99.2%

*	Calculated as a percentage of net assets
#	See Note 1

252

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 61.4%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	296	$22,688
WPP PLC	732	13,283

		35,971

Aerospace/Defense — 0.8%
Dassault Aviation SA	1	1,672
Esterline Technologies Corp.†	38	2,795
General Dynamics Corp.	29	6,452
Leonardo SpA	77	929
Lockheed Martin Corp.	78	27,678
Meggitt PLC	3,294	21,711
Raytheon Co.	208	43,460
Rockwell Collins, Inc.	55	7,617
Spirit AeroSystems Holdings, Inc., Class A	10	1,024
Thales SA	24	2,692

		116,030

Aerospace/Defense-Equipment — 0.2%
AAR Corp.	71	2,873
L3 Technologies, Inc.	3	637
Moog, Inc., Class A†	19	1,711
Triumph Group, Inc.	77	2,245
United Technologies Corp.	201	27,740

		35,206

Agricultural Chemicals — 0.2%
China BlueChemical, Ltd., Class H	8,000	2,884
Incitec Pivot, Ltd.	4,500	13,525
Monsanto Co.	59	7,186
OCI NV†	93	2,357

		25,952

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	521	22,377
Bunge, Ltd.	208	16,521

		38,898

Airlines — 0.1%
American Airlines Group, Inc.	43	2,336
Delta Air Lines, Inc.	63	3,576
JetBlue Airways Corp.†	26	542
Southwest Airlines Co.	52	3,162

		9,616

Apparel Manufacturers — 0.2%
Burberry Group PLC	104	2,332
Carter’s, Inc.	4	481
Columbia Sportswear Co.	32	2,389
Gildan Activewear, Inc.	100	3,401
Hanesbrands, Inc.	30	652
Michael Kors Holdings, Ltd.†	9	594
Oxford Industries, Inc.	51	4,019
PRADA SpA	1,830	7,486
Ralph Lauren Corp.	5	571

		21,925

Appliances — 0.0%
Electrolux AB, Series B	60	2,118
Whirlpool Corp.	6	1,089

		3,207

Applications Software — 1.6%
Appfolio, Inc., Class A†	31	1,313
Microsoft Corp.	1,867	177,383

Security Description	Shares	Value (Note 2)
Applications Software (continued)
New Relic, Inc.†	56	$3,345
Red Hat, Inc.†	263	34,553
TomTom NV†	660	7,188
TravelSky Technology, Ltd.	2,010	6,308

		230,090

Athletic Equipment — 0.0%
Nautilus, Inc.†	176	2,262

Athletic Footwear — 0.0%
adidas AG	12	2,791

Auction Houses/Art Dealers — 0.0%
Sotheby’s†	23	1,213

Audio/Video Products — 0.1%
Sony Corp.	316	15,078

Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG	130	14,844
Fiat Chrysler Automobiles NV†	194	4,688
Ford Motor Co.	2,297	25,198
General Motors Co.	130	5,513
Honda Motor Co., Ltd.	557	19,521
Mazda Motor Corp.	200	2,802
Nissan Motor Co., Ltd.	300	3,197
Subaru Corp.	800	26,513
Toyota Motor Corp.	200	13,703

		115,979

Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	30	2,237
Volvo AB, Class B	149	3,041

		5,278

Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	12	531
Aptiv PLC	23	2,182
BorgWarner, Inc.	18	1,013
Dana, Inc.	88	2,903
Georg Fischer AG	2	2,896
JTEKT Corp.	100	1,781
Lear Corp.	7	1,352
Magna International, Inc.	100	5,712
Meritor, Inc.†	133	3,628
NGK Spark Plug Co., Ltd.	100	2,630
Rheinmetall AG	19	2,687
Tower International, Inc.	108	3,262

		30,577

Auto/Truck Parts & Equipment-Replacement — 0.0%
Gestamp Automocion SA†*	304	2,329

Banks-Commercial — 2.2%
Australia & New Zealand Banking Group, Ltd.	292	6,725
Banco Bilbao Vizcaya Argentaria SA	608	5,713
Banco de Sabadell SA	1,461	3,472
Bancorp, Inc.†	357	3,773
Bank Hapoalim B.M.	464	3,474
Bank Leumi Le-Israel B.M.	524	3,223
Bankinter SA	2,465	28,346
BB&T Corp.	65	3,587
BOC Hong Kong Holdings, Ltd.	500	2,553
BOK Financial Corp.	6	580
CaixaBank SA	582	3,141
Chiba Bank, Ltd.	400	3,459

253

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
China Construction Bank Corp.	15,060	$17,365
CIT Group, Inc.	11	558
Commerce Bancshares, Inc.	9	527
Commonwealth Bank of Australia	41	2,606
Cullen/Frost Bankers, Inc.	5	532
Customers Bancorp, Inc.†	95	2,912
Danske Bank A/S	741	30,100
DBS Group Holdings, Ltd.	100	2,013
DNB ASA	1,361	27,612
East West Bancorp, Inc.	12	791
Financial Institutions, Inc.	54	1,682
First BanCorp†	614	3,684
First Connecticut Bancorp, Inc.	108	2,716
First Financial Bancorp	169	4,816
First Financial Corp.	54	2,500
First Internet Bancorp	102	3,820
Grupo Financiero Banorte SAB de CV, Class O	300	1,921
Hachijuni Bank, Ltd.	400	2,367
Hancock Holding Co.	100	5,370
ING Groep NV	267	5,248
Itau Unibanco Holding SA ADR	300	4,920
KBC Group NV	25	2,402
M&T Bank Corp.	13	2,480
Mediobanca SpA	198	2,407
Midland States Bancorp, Inc.	49	1,572
National Bank of Canada	500	25,951
Northeast Bancorp	160	3,576
Old Second Bancorp, Inc.	223	3,278
Oversea-Chinese Banking Corp., Ltd.	400	3,943
Peapack Gladstone Financial Corp.	89	3,161
Peoples Bancorp, Inc.	77	2,742
Prosperity Bancshares, Inc.	6	455
Regions Financial Corp.	109	2,096
Republic Bancorp, Inc., Class A	75	2,890
Resona Holdings, Inc.	500	3,010
Sandy Spring Bancorp, Inc.	111	4,198
Skandinaviska Enskilda Banken AB, Class A	241	3,044
Standard Bank Group, Ltd.	149	2,524
Standard Chartered PLC†	1,020	11,870
State Bank Financial Corp.	62	1,892
Synovus Financial Corp.	11	554
Toronto-Dominion Bank	500	30,415
Triumph Bancorp, Inc.†	94	3,619
Webster Financial Corp.	7	396
Western Alliance Bancorp†	8	469
Wintrust Financial Corp.	64	5,498
Zions Bancorporation	17	919

		317,467

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp.	271	15,366
Citizens Financial Group, Inc.	44	2,020
Northern Trust Corp.	18	1,897
State Street Corp.	32	3,525

		22,808

Banks-Super Regional — 0.8%
Capital One Financial Corp.	42	4,366
Comerica, Inc.	13	1,238
Fifth Third Bancorp	67	2,218

Security Description	Shares	Value (Note 2)
Banks-Super Regional (continued)
Huntington Bancshares, Inc.	78	$1,262
KeyCorp	89	1,905
PNC Financial Services Group, Inc.	95	15,012
SunTrust Banks, Inc.	42	2,969
US Bancorp	527	30,113
Wells Fargo & Co.	894	58,807

		117,890

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	1,341	63,818
PepsiCo, Inc.	388	46,677

		110,495

Beverages-Wine/Spirits — 0.1%
Diageo PLC	426	15,318

Brewery — 0.2%
Anheuser-Busch InBev NV ADR	120	13,618
Asahi Group Holdings, Ltd.	400	20,119

		33,737

Broadcast Services/Program — 0.0%
TiVo Corp.	307	4,283

Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc.†	191	4,091
Cie de Saint-Gobain	48	2,790
Owens Corning	10	930
Tarkett SA	146	5,710
USG Corp.†	12	464
Wienerberger AG	420	11,451

		25,436

Building & Construction-Misc. — 0.6%
Eiffage SA	34	4,123
EMCOR Group, Inc.	62	5,039
HOCHTIEF AG	15	2,710
Kajima Corp.	2,000	19,767
Obayashi Corp.	2,400	28,843
Taisei Corp.	600	30,503

		90,985

Building Products-Cement — 0.2%
Cemex SAB de CV ADR†	850	7,046
Continental Building Products, Inc.†	120	3,414
Vulcan Materials Co.	99	13,405

		23,865

Building Products-Doors & Windows — 0.0%
Asahi Glass Co., Ltd.	100	4,388

Building Products-Wood — 0.0%
Boise Cascade Co.	86	3,823

Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	79	3,164
Bouygues SA	276	15,341
China Railway Group, Ltd., Class H	2,000	1,537
Orion Group Holdings, Inc.†	425	3,196
Primoris Services Corp.	150	3,900

		27,138

Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	5	683

254

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial — 0.7%
Barratt Developments PLC	289	$2,401
Bellway PLC	55	2,593
Berkeley Group Holdings PLC	347	19,540
Haseko Corp.	200	3,122
KB Home	135	4,255
Lennar Corp., Class A	171	10,715
MDC Holdings, Inc.	101	3,405
Persimmon PLC	71	2,522
PulteGroup, Inc.	25	796
Sekisui House, Ltd.	1,500	27,453
Taylor Wimpey PLC	8,856	23,966
Toll Brothers, Inc.	13	606

		101,374

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	2,529	107,558

Casino Hotels — 0.1%
Caesars Entertainment Corp.†	235	3,278
Crown Resorts, Ltd.	290	3,097

		6,375

Casino Services — 0.1%
Aristocrat Leisure, Ltd.	169	3,255
Scientific Games Corp., Class A†	85	3,965
Sega Sammy Holdings, Inc.	200	2,790

		10,010

Cellular Telecom — 0.1%
Telstra Corp., Ltd.	531	1,570
Turkcell Iletisim Hizmet AS ADR	239	2,498
Vodafone Group PLC	2,928	9,337

		13,405

Chemicals-Diversified — 1.0%
AdvanSix, Inc.†	27	1,065
Akzo Nobel NV	100	9,364
BASF SE	175	20,493
Celanese Corp., Series A	12	1,298
Covestro AG*	34	3,908
DowDuPont, Inc.	244	18,442
Eastman Chemical Co.	12	1,190
Huntsman Corp.	20	691
Koppers Holdings, Inc.†	66	3,023
LyondellBasell Industries NV, Class A	238	28,522
Mitsubishi Gas Chemical Co., Inc.	100	2,821
Nitto Denko Corp.	100	9,136
PPG Industries, Inc.	397	47,136
Westlake Chemical Corp.	11	1,239

		148,328

Chemicals-Plastics — 0.0%
A. Schulman, Inc.	103	4,017

Chemicals-Specialty — 0.1%
Ashland Global Holdings, Inc.	5	363
Daicel Corp.	200	2,422
IMCD Group NV	29	1,937
Tronox, Ltd., Class A	189	3,710
Valhi, Inc.	616	3,567

		11,999

Circuit Boards — 0.0%
TTM Technologies, Inc.†	209	3,446

Security Description	Shares	Value (Note 2)
Coal — 0.1%
China Shenhua Energy Co., Ltd., Class H	500	$1,556
Peabody Energy Corp.†	114	4,607
SunCoke Energy, Inc.†	279	3,097

		9,260

Coatings/Paint — 0.0%
RPM International, Inc.	10	522

Commercial Services — 0.3%
Ecolab, Inc.	267	36,760
HMS Holdings Corp.†	143	2,450
Medifast, Inc.	51	3,504

		42,714

Commercial Services-Finance — 0.4%
Automatic Data Processing, Inc.	265	32,762
Everi Holdings, Inc.†	187	1,447
H&R Block, Inc.	18	478
PayPal Holdings, Inc.†	200	17,064
Travelport Worldwide, Ltd.	218	2,967
Western Union Co.	40	832

		55,550

Computer Data Security — 0.0%
Check Point Software Technologies, Ltd.†	24	2,482

Computer Services — 0.8%
Atos SE	14	2,208
CACI International, Inc., Class A†	17	2,389
Capgemini SE	213	28,283
Computershare, Ltd.	218	2,934
CSRA, Inc.	12	399
Indra Sistemas SA†	490	7,203
Infosys, Ltd. ADR	400	7,204
International Business Machines Corp.	368	60,242
Science Applications International Corp.	48	3,679

		114,541

Computer Software — 0.3%
Akamai Technologies, Inc.†	289	19,360
Box, Inc., Class A†	173	3,847
CommerceHub, Inc., Series A†	136	2,750
Splunk, Inc.†	140	12,932

		38,889

Computers — 1.2%
Apple, Inc.	878	147,003
BlackBerry, Ltd.†	200	2,537
HP, Inc.	1,257	29,313

		178,853

Computers-Integrated Systems — 0.0%
Ingenico Group SA	15	1,708
Super Micro Computer, Inc.†	136	3,104

		4,812

Computers-Memory Devices — 0.2%
NetApp, Inc.	16	984
Western Digital Corp.	324	28,830

		29,814

Computers-Periphery Equipment — 0.0%
Logitech International SA	51	2,140

Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	12	470

255

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	331	$38,727

Containers-Metal/Glass — 0.0%
Crown Holdings, Inc.†	12	697
Greif, Inc., Class A	61	3,606

		4,303

Containers-Paper/Plastic — 0.1%
Greatview Aseptic Packaging Co., Ltd.	10,790	7,738
Packaging Corp. of America	8	1,005
Sonoco Products Co.	8	435

		9,178

Cosmetics & Toiletries — 0.4%
Oriflame Holding AG	62	2,776
Pigeon Corp.	100	3,902
Procter & Gamble Co.	534	46,106
Unicharm Corp.	100	2,670
Unilever NV CVA	122	7,066

		62,520

Cruise Lines — 0.1%
Carnival Corp.	47	3,366
Carnival PLC	100	7,056
Norwegian Cruise Line Holdings, Ltd.†	19	1,154
Royal Caribbean Cruises, Ltd.	18	2,404

		13,980

Data Processing/Management — 0.1%
Bottomline Technologies de, Inc.†	36	1,314
CommVault Systems, Inc.†	90	4,801
CompuGroup Medical SE	31	1,961

		8,076

Decision Support Software — 0.0%
QAD, Inc., Class B	103	3,435

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	221	13,439

Diagnostic Equipment — 0.3%
Lonza Group AG	12	3,338
Thermo Fisher Scientific, Inc.	198	44,374

		47,712

Dialysis Centers — 0.0%
DaVita, Inc.†	17	1,327
Fresenius Medical Care AG & Co. KGaA	25	2,886

		4,213

Distribution/Wholesale — 0.2%
Ahlsell AB*	412	2,776
Essendant, Inc.	177	1,602
Ferguson PLC	31	2,393
H&E Equipment Services, Inc.	40	1,575
Inchcape PLC	185	1,903
Triton International, Ltd.	76	2,934
Veritiv Corp.†	129	3,702
WW Grainger, Inc.	57	15,371

		32,256

Diversified Banking Institutions — 2.6%
Banco Santander SA	2,926	21,735
Bank of America Corp.	726	23,232
Barclays PLC	3,800	10,788

Security Description	Shares	Value (Note 2)
Diversified Banking Institutions (continued)
BNP Paribas SA	283	$23,400
Citigroup, Inc.	537	42,144
Credit Suisse Group AG	730	14,086
Goldman Sachs Group, Inc.	35	9,376
HSBC Holdings PLC	705	7,518
JPMorgan Chase & Co.	1,232	142,505
Lloyds Banking Group PLC	6,452	6,368
Mitsubishi UFJ Financial Group, Inc.	900	6,767
Mizuho Financial Group, Inc.	2,900	5,454
Morgan Stanley	159	8,991
Natixis SA	299	2,723
Royal Bank of Scotland Group PLC†	2,040	8,333
Sumitomo Mitsui Financial Group, Inc.	244	10,903
UBS Group AG	924	18,763
UniCredit SpA†	600	13,219

		376,305

Diversified Financial Services — 0.0%
Julius Baer Group, Ltd.	42	2,883

Diversified Manufacturing Operations — 0.4%
3M Co.	144	36,072
Carlisle Cos., Inc.	5	571
Eaton Corp. PLC	38	3,191
Federal Signal Corp.	181	3,682
Harsco Corp.†	198	3,544
Ingersoll-Rand PLC	20	1,893
Pentair PLC	13	929
Siemens AG	17	2,578
Textron, Inc.	23	1,349
Trelleborg AB, Class B	72	1,922
Trinity Industries, Inc.	13	448

		56,179

Diversified Minerals — 0.1%
Anglo American PLC	185	4,488
BHP Billiton PLC	402	8,927
Lundin Mining Corp.	200	1,446
Teck Resources, Ltd., Class B	100	2,904

		17,765

Diversified Operations — 0.2%
Jardine Matheson Holdings, Ltd.	339	21,520
Leucadia National Corp.	30	812
Swire Pacific, Ltd., Class A	500	5,001

		27,333

Drug Delivery Systems — 0.0%
Catalent, Inc.†	89	4,142
Revance Therapeutics, Inc.†	66	2,132

		6,274

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	34	49,330
eBay, Inc.†	185	7,507
Etsy, Inc.†	206	3,865

		60,702

E-Services/Consulting — 0.0%
CDW Corp.	14	1,047

Electric Products-Misc. — 0.2%
Brother Industries, Ltd.	100	2,557
Emerson Electric Co.	318	22,969
Legrand SA	20	1,664

		27,190

256

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Distribution — 0.0%
Unitil Corp.	61	$2,697

Electric-Generation — 0.1%
E.ON SE	283	2,972
Electric Power Development Co., Ltd.	100	2,835
Engie SA	229	3,975

		9,782

Electric-Integrated — 0.9%
AES Corp.	49	566
AGL Energy, Ltd.	156	2,947
ALLETE, Inc.	42	3,042
Ameren Corp.	127	7,192
American Electric Power Co., Inc.	43	2,958
Atco, Ltd., Class I	600	21,698
DTE Energy Co.	15	1,585
Duke Energy Corp.	52	4,082
Enel SpA	858	5,443
Entergy Corp.	15	1,180
Eversource Energy	27	1,703
Great Plains Energy, Inc.	884	27,510
NextEra Energy, Inc.	37	5,862
NorthWestern Corp.	63	3,423
Origin Energy, Ltd.†	376	2,830
PGE SA†	540	1,919
Pinnacle West Capital Corp.	10	800
PNM Resources, Inc.	142	5,410
Portland General Electric Co.	127	5,378
Public Service Enterprise Group, Inc.	44	2,282
RWE AG†	111	2,222
SSE PLC	626	11,595
WEC Energy Group, Inc.	10	643
Westar Energy, Inc.	12	620
Xcel Energy, Inc.	39	1,780

		124,670

Electronic Components-Misc. — 0.2%
Benchmark Electronics, Inc.†	95	2,750
Corning, Inc.	112	3,497
Garmin, Ltd.	17	1,070
Gentex Corp.	24	568
Jabil, Inc.	4	102
Koninklijke Philips NV	42	1,714
Nippon Electric Glass Co., Ltd.	100	4,108
Plexus Corp.†	59	3,525
Rogers Corp.†	20	3,296
Sanmina Corp.†	95	2,484
ZAGG, Inc.†	264	4,409

		27,523

Electronic Components-Semiconductors — 0.7%
Ambarella, Inc.†	120	6,048
Amkor Technology, Inc.†	301	3,028
Diodes, Inc.†	163	4,595
Intel Corp.	961	46,263
Lattice Semiconductor Corp.†	323	2,103
Qorvo, Inc.†	11	789
Skyworks Solutions, Inc.	15	1,458
SMART Global Holdings, Inc.†	82	2,974
STMicroelectronics NV	149	3,557
Texas Instruments, Inc.	240	26,321

		97,136

Security Description	Shares	Value (Note 2)
Electronic Forms — 0.4%
Adobe Systems, Inc.†	291	$58,130

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	8	651
SYNNEX Corp.	2	245

		896

Electronics-Military — 0.0%
Safran SA	28	3,161

Energy-Alternate Sources — 0.0%
Renewable Energy Group, Inc.†	133	1,423
Vestas Wind Systems A/S	26	1,774

		3,197

Engineering/R&D Services — 0.1%
Argan, Inc.	47	2,049
Jacobs Engineering Group, Inc.	11	764
KBR, Inc.	280	5,695
Stantec, Inc.	100	2,909

		11,417

Engines-Internal Combustion — 0.0%
Cummins, Inc.	14	2,632

Enterprise Software/Service — 0.9%
CA, Inc.	700	25,095
Hortonworks, Inc.†	217	4,329
MobileIron, Inc.†	717	3,227
Oracle Corp.	1,671	86,207
SAP SE	22	2,481
SAP SE ADR	82	9,286
Verint Systems, Inc.†	102	4,258

		134,883

Entertainment Software — 0.1%
Konami Holdings Corp.	100	5,716
Square Enix Holdings Co., Ltd.	100	4,557

		10,273

Female Health Care Products — 0.1%
Hengan International Group Co., Ltd.	780	7,478

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	39	1,161
Credit Acceptance Corp.†	1	330
Santander Consumer USA Holdings, Inc.	29	500

Total Finance-Auto Loans (cost $1,730)		1,991

Finance-Consumer Loans — 0.1%
Enova International, Inc.†	224	4,009
Regional Management Corp.†	120	3,403
Synchrony Financial	70	2,778

		10,190

Finance-Credit Card — 0.7%
Alliance Data Systems Corp.	3	770
American Express Co.	217	21,570
Discover Financial Services	38	3,032
Visa, Inc., Class A	586	72,799

		98,171

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	293	15,629
Daiwa Securities Group, Inc.	1,840	13,184

257

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker (continued)
E*TRADE Financial Corp.†	23	$1,212
Evercore, Inc., Class A	8	804
Lazard, Ltd., Class A	11	644
PJT Partners, Inc., Class A	43	2,036
Raymond James Financial, Inc.	11	1,060

		34,569

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	139	3,283
Far East Horizon, Ltd.	6,550	7,059
ORIX Corp.	200	3,728

		14,070

Finance-Mortgage Loan/Banker — 0.2%
Charter Court Financial Services Group PLC†*	164	752
FNF Group	708	27,598
PennyMac Financial Services, Inc., Class A†	157	3,485

		31,835

Finance-Other Services — 0.3%
CME Group, Inc.	98	15,041
IG Group Holdings PLC	2,847	31,247
Nasdaq, Inc.	12	971

		47,259

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	423	6,269

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	53	2,806

Food-Confectionery — 0.4%
Barry Callebaut AG	1	2,048
Hershey Co.	223	24,604
J.M. Smucker Co.	213	27,027

		53,679

Food-Dairy Products — 0.0%
Dean Foods Co.	376	3,899

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	8	609

Food-Misc./Diversified — 0.9%
Associated British Foods PLC	49	1,901
Campbell Soup Co.	436	20,296
Conagra Brands, Inc.	530	20,140
Danone SA	100	8,624
General Mills, Inc.	30	1,755
Ingredion, Inc.	6	862
Kraft Heinz Co.	93	7,290
McCormick & Co., Inc.	72	7,831
Mondelez International, Inc., Class A	290	12,876
Nestle SA	212	18,318
Nichirei Corp.	100	2,671
Tate & Lyle PLC	2,324	21,178

		123,742

Food-Retail — 0.5%
Empire Co., Ltd., Class A	200	3,870
Kesko Oyj, Class B	462	26,930
Koninklijke Ahold Delhaize NV	183	4,083
Kroger Co.	64	1,943
Seven & i Holdings Co., Ltd.	100	4,109

Security Description	Shares	Value (Note 2)
Food-Retail (continued)
Tesco PLC	1,703	$5,054
Wesfarmers, Ltd.	98	3,459
WM Morrison Supermarkets PLC	7,377	23,253
Woolworths Group, Ltd.	255	5,538

		78,239

Food-Wholesale/Distribution — 0.0%
Booker Group PLC	801	2,577

Gambling (Non-Hotel) — 0.3%
Genting Singapore PLC	3,200	3,293
Pinnacle Entertainment, Inc.†	118	3,810
William Hill PLC	6,572	28,927

		36,030

Gas-Distribution — 0.4%
Centrica PLC	9,688	18,357
Enagas SA	820	22,347
National Fuel Gas Co.	7	390
New Jersey Resources Corp.	68	2,638
Osaka Gas Co., Ltd.	100	1,981
Sempra Energy	51	5,458
Southwest Gas Holdings, Inc.	48	3,532
UGI Corp.	4	183

		54,886

Gold Mining — 0.3%
IAMGOLD Corp.†	300	1,766
Newcrest Mining, Ltd.	380	6,942
Newmont Mining Corp.	31	1,256
Novagold Resources, Inc.†	1,100	4,069
Randgold Resources, Ltd.	232	23,341

		37,374

Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	136	2,958

Home Furnishings — 0.0%
Leggett & Platt, Inc.	2	93

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	3	244
Whitbread PLC	120	6,613
Wyndham Worldwide Corp.	9	1,117

		7,974

Human Resources — 0.2%
Adecco Group AG	195	16,048
Insperity, Inc.	72	4,410
Kelly Services, Inc., Class A	119	3,369
Kforce, Inc.	126	3,270
ManpowerGroup, Inc.	6	788
Robert Half International, Inc.	11	637

		28,522

Import/Export — 0.3%
ITOCHU Corp.	200	3,919
Marubeni Corp.	400	2,998
Mitsubishi Corp.	200	5,588
Mitsui & Co., Ltd.	1,400	24,545
Sumitomo Corp.	200	3,442

		40,492

Industrial Gases — 0.1%
Praxair, Inc.	61	9,851

258

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Instruments-Controls — 0.5%
Honeywell International, Inc.	449	$71,692

Insurance Brokers — 0.0%
Willis Towers Watson PLC	11	1,765

Insurance-Life/Health — 0.3%
Aflac, Inc.	34	2,999
Aviva PLC	1,578	11,498
CNO Financial Group, Inc.	77	1,894
Legal & General Group PLC	1,018	3,911
Lincoln National Corp.	18	1,490
Manulife Financial Corp.	100	2,122
NN Group NV	59	2,784
Poste Italiane SpA*	417	3,450
Principal Financial Group, Inc.	24	1,622
Prudential Financial, Inc.	37	4,396
Standard Life PLC	1,609	9,721
Torchmark Corp.	28	2,544
Unum Group	21	1,117

		49,548

Insurance-Multi-line — 1.5%
Aegon NV	377	2,578
Ageas	70	3,697
Allianz SE	35	8,843
Allstate Corp.	36	3,556
American Financial Group, Inc.	267	30,262
Assicurazioni Generali SpA	191	3,787
Assurant, Inc.	297	27,169
AXA SA	605	19,901
Baloise Holding AG	13	2,127
Chubb, Ltd.	38	5,934
Cincinnati Financial Corp.	13	1,000
CNP Assurances	76	1,947
Direct Line Insurance Group PLC	5,432	28,483
Hartford Financial Services Group, Inc.	487	28,616
Loews Corp.	29	1,498
MetLife, Inc.	359	17,257
Old Republic International Corp.	23	494
Talanx AG	562	24,868
Voya Financial, Inc.	16	831
Zurich Insurance Group AG	12	3,944

		216,792

Insurance-Property/Casualty — 1.1%
Alleghany Corp.†	2	1,255
First American Financial Corp.	450	26,581
Hanover Insurance Group, Inc.	230	26,025
HCI Group, Inc.	80	2,796
Heritage Insurance Holdings, Inc.	202	3,440
Infinity Property & Casualty Corp.	42	4,253
Markel Corp.†	1	1,148
MS&AD Insurance Group Holdings, Inc.	100	3,399
Progressive Corp.	20	1,082
Sompo Holdings, Inc.	100	3,999
Tokio Marine Holdings, Inc.	100	4,708
Travelers Cos., Inc.	549	82,306
Universal Insurance Holdings, Inc.	132	3,881
WR Berkley Corp.	10	730

		165,603

Insurance-Reinsurance — 1.3%
Axis Capital Holdings, Ltd.	564	28,499

Security Description	Shares	Value (Note 2)
Insurance-Reinsurance (continued)
Berkshire Hathaway, Inc., Class B†	316	$67,744
Essent Group, Ltd.†	121	5,629
Everest Re Group, Ltd.	117	26,887
Hannover Rueck SE	28	3,827
Reinsurance Group of America, Inc.	6	940
SCOR SE	58	2,596
Swiss Re AG	267	26,334
Validus Holdings, Ltd.	459	31,074

		193,530

Internet Connectivity Services — 0.0%
Boingo Wireless, Inc.†	148	3,589

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	341	63,730
Limelight Networks, Inc.†	693	3,035

		66,765

Internet Content-Information/News — 0.0%
Yelp, Inc.†	69	3,024

Internet Gambling — 0.0%
LeoVegas AB*	253	3,612

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	4	578

Internet Security — 0.2%
Imperva, Inc.†	74	3,237
Palo Alto Networks, Inc.†	79	12,472
Rapid7, Inc.†	161	3,861
Zix Corp.†	579	2,449

		22,019

Investment Management/Advisor Services — 0.4%
Altisource Portfolio Solutions SA†	117	3,276
Ameriprise Financial, Inc.	15	2,530
BlackRock, Inc.	32	17,978
CI Financial Corp.	900	21,666
Franklin Resources, Inc.	49	2,078
Hamilton Lane, Inc., Class A	111	4,138
Invesco, Ltd.	35	1,265
OM Asset Management PLC	212	3,793
T. Rowe Price Group, Inc.	21	2,344

		59,068

Lasers-System/Components — 0.1%
El.En. SpA	65	2,386
Electro Scientific Industries, Inc.†	203	4,754

		7,140

Leisure Products — 0.0%
Johnson Outdoors, Inc., Class A	41	2,471

Lighting Products & Systems — 0.0%
OSRAM Licht AG	34	2,970

Machine Tools & Related Products — 0.1%
Finning International, Inc.	100	2,754
Sandvik AB	188	3,701

		6,455

Machinery-Construction & Mining — 0.1%
Atlas Copco AB, Class A	67	3,142
Hyster-Yale Materials Handling, Inc.	39	3,303
Oshkosh Corp.	5	453

259

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Construction & Mining (continued)
Tadano, Ltd.	292	$5,093
Takeuchi Manufacturing Co., Ltd.	168	4,340

		16,331

Machinery-Electrical — 0.2%
Hitachi, Ltd.	2,890	22,936
Mitsubishi Electric Corp.	200	3,650

		26,586

Machinery-Farming — 0.2%
AGCO Corp.	7	508
CNH Industrial NV	290	4,263
Deere & Co.	106	17,641

		22,412

Machinery-General Industrial — 0.1%
Deutz AG	310	2,875
FLSmidth & Co. A/S	32	1,887
Intevac, Inc.†	358	2,434
Manitowoc Co, Inc.†	128	5,130

		12,326

Medical Imaging Systems — 0.1%
Analogic Corp.	45	3,731
Lantheus Holdings, Inc.†	168	3,864

		7,595

Medical Instruments — 0.2%
Cardiovascular Systems, Inc.†	108	2,669
Halyard Health, Inc.†	76	3,709
LivaNova PLC†	53	4,534
Medtronic PLC	240	20,614

		31,526

Medical Labs & Testing Services — 0.3%
BioMerieux	26	2,463
ICON PLC†	21	2,300
Laboratory Corp. of America Holdings†	9	1,570
Miraca Holdings, Inc.	400	18,320
Natera, Inc.†	221	2,301
Quest Diagnostics, Inc.	182	19,259

		46,213

Medical Products — 0.4%
Baxter International, Inc.	270	19,448
Becton Dickinson and Co.	83	20,164
Exactech, Inc.†	88	4,409
Haemonetics Corp.†	77	4,978
Intersect ENT, Inc.†	73	2,726
Orthofix International NV†	61	3,504
Smith & Nephew PLC	277	4,991
Straumann Holding AG	4	3,056

		63,276

Medical-Biomedical/Gene — 1.1%
Achillion Pharmaceuticals, Inc.†	643	1,704
Alexion Pharmaceuticals, Inc.†	99	11,813
AMAG Pharmaceuticals, Inc.†	158	2,267
Amgen, Inc.	135	25,117
Biogen, Inc.†	73	25,390
Bluebird Bio, Inc.†	6	1,229
Celgene Corp.†	269	27,212

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Emergent BioSolutions, Inc.†	80	$3,903
Exact Sciences Corp.†	55	2,734
Gilead Sciences, Inc.	377	31,593
H. Lundbeck A/S	42	2,141
Infinity Pharmaceuticals, Inc.†	1,625	3,331
Myriad Genetics, Inc.†	25	922
PDL BioPharma, Inc.†	887	2,448
Regeneron Pharmaceuticals, Inc.†	31	11,366
Retrophin, Inc.†	127	3,037
Sangamo Therapeutics, Inc.†	146	3,044

		159,251

Medical-Drugs — 3.5%
AbbVie, Inc.	389	43,654
Akcea Therapeutics, Inc.†	50	1,083
Allergan PLC	20	3,605
Astellas Pharma, Inc.	200	2,638
AstraZeneca PLC	26	1,804
Bayer AG	156	20,418
Bristol-Myers Squibb Co.	348	21,785
Catalyst Pharmaceuticals, Inc.†	1,093	3,705
Chimerix, Inc.†	170	814
Conatus Pharmaceuticals, Inc.†	518	2,880
Corcept Therapeutics, Inc.†	164	3,774
Durect Corp.†	1,420	1,690
Eli Lilly & Co.	320	26,064
GlaxoSmithKline PLC	245	4,593
Indivior PLC†	464	2,653
Insys Therapeutics, Inc.†	322	3,046
Ipsen SA	16	2,244
Johnson & Johnson	902	124,647
Merck & Co., Inc.	946	56,051
Novartis AG	233	21,078
Novo Nordisk A/S, Class B	162	9,010
Ono Pharmaceutical Co., Ltd.	200	4,936
Pfizer, Inc.	1,873	69,376
Roche Holding AG	157	38,704
Roche Holding AG ADR	271	8,401
Sanofi	85	7,505
Supernus Pharmaceuticals, Inc.†	73	2,851
UCB SA	34	2,963
Vanda Pharmaceuticals, Inc.†	249	3,947
Zoetis, Inc.	231	17,725

		513,644

Medical-Generic Drugs — 0.2%
Momenta Pharmaceuticals, Inc.†	229	3,893
Mylan NV†	199	8,527
Perrigo Co. PLC	12	1,087
Teva Pharmaceutical Industries, Ltd. ADR	370	7,552

		21,059

Medical-HMO — 1.4%
Aetna, Inc.	184	34,375
Anthem, Inc.	23	5,700
Cigna Corp.	22	4,584
Humana, Inc.	105	29,592
Magellan Health, Inc.†	40	3,984
Molina Healthcare, Inc.†	45	4,111
Triple-S Management Corp., Class B†	189	4,343
UnitedHealth Group, Inc.	501	118,627

		205,316

260

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals — 0.0%
HCA Healthcare, Inc.†	31	$3,136

Medical-Outpatient/Home Medical — 0.0%
Providence Service Corp.†	55	3,538

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	13	1,296
McKesson Corp.	17	2,871
Suzuken Co., Ltd.	100	4,255

		8,422

Metal-Aluminum — 0.0%
Century Aluminum Co.†	213	4,739

Metal-Diversified — 0.2%
Glencore PLC	576	3,302
Rio Tinto PLC	116	6,460
Rio Tinto, Ltd.	290	17,958
South32, Ltd.	1,094	3,367

		31,087

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	627	2,506

Miscellaneous Manufacturing — 0.1%
FreightCar America, Inc.	198	3,085
Hillenbrand, Inc.	91	4,031

		7,116

Motion Pictures & Services — 0.0%
Toho Co., Ltd.	100	3,380

Multimedia — 0.8%
Thomson Reuters Corp.	588	25,466
Time Warner, Inc.	112	10,679
Twenty-First Century Fox, Inc., Class A	90	3,321
Vivendi SA	129	3,785
Walt Disney Co.	613	66,615

		109,866

Networking Products — 0.5%
Cisco Systems, Inc.	1,738	72,197

Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	100	3,705

Non-Hazardous Waste Disposal — 0.6%
Renewi PLC	5,800	8,318
Republic Services, Inc.	363	24,974
Waste Management, Inc.	576	50,936

		84,228

Office Automation & Equipment — 0.0%
Ricoh Co., Ltd.	200	1,964
Xerox Corp.	21	717

		2,681

Office Furnishings-Original — 0.1%
Herman Miller, Inc.	97	3,929
Steelcase, Inc., Class A	211	3,281

		7,210

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	8	576
Noble Corp. PLC†	707	3,316

		3,892

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 0.5%
Abraxas Petroleum Corp.†	1,509	$3,606
Anadarko Petroleum Corp.	327	19,636
Bill Barrett Corp.†	481	2,468
Bonanza Creek Energy, Inc.†	96	2,689
ConocoPhillips	106	6,234
Energen Corp.†	8	418
Hess Corp.	20	1,010
Marathon Oil Corp.	62	1,128
Penn Virginia Corp.†	74	3,126
Pioneer Natural Resources Co.	178	32,558
Stone Energy Corp.†	138	4,987

		77,860

Oil Companies-Integrated — 1.6%
BP PLC	2,983	21,224
Chevron Corp.	381	47,758
Exxon Mobil Corp.	798	69,666
Murphy Oil Corp.	12	385
OMV AG	37	2,382
Repsol SA	326	6,134
Royal Dutch Shell PLC, Class A (CHIX)	1,655	58,016
TOTAL SA	348	20,149

		225,714

Oil Field Machinery & Equipment — 0.1%
CIMC Enric Holdings, Ltd.†	7,970	8,782

Oil Refining & Marketing — 0.8%
Caltex Australia, Ltd.	546	15,298
CVR Energy, Inc.	24	859
HollyFrontier Corp.	15	719
Marathon Petroleum Corp.	46	3,186
Neste Oyj	452	31,247
Phillips 66	48	4,915
Sunoco LP	879	28,049
Valero Energy Corp.	330	31,670

		115,943

Oil-Field Services — 0.3%
Archrock, Inc.	357	3,320
C&J Energy Services, Inc.†	141	4,317
Newpark Resources, Inc.†	320	2,912
SBM Offshore NV	116	2,165
Schlumberger, Ltd.	446	32,817

		45,531

Paper & Related Products — 0.1%
International Paper Co.	35	2,200
Oji Holdings Corp.	1,000	6,843
Stora Enso Oyj, Class R	225	3,861
UPM-Kymmene Oyj	160	5,391

		18,295

Patient Monitoring Equipment — 0.0%
Masimo Corp.†	45	4,241

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	30	2,375

Photo Equipment & Supplies — 0.0%
Nikon Corp.	100	1,939

Pipelines — 0.3%
Enterprise Products Partners LP	860	23,753
Kinder Morgan, Inc.	672	12,083

		35,836

261

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Poultry — 0.0%
Pilgrim’s Pride Corp.†	21	$583
Sanderson Farms, Inc.	25	3,173

		3,756

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	4	544
Schneider Electric SE	110	10,308

		10,852

Printing-Commercial — 0.0%
Quad/Graphics, Inc.	129	2,853
RR Donnelley & Sons Co.	292	2,386

		5,239

Professional Sports — 0.0%
Madison Square Garden Co., Class A†	2	432

Public Thoroughfares — 0.2%
Abertis Infraestructuras SA	1,198	29,034

Publishing-Newspapers — 0.0%
News Corp., Class A	32	548

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	53	2,805

Racetracks — 0.0%
Penn National Gaming, Inc.†	143	4,563

Real Estate Investment Trusts — 0.9%
AG Mtg. Investment Trust, Inc.	156	2,721
AGNC Investment Corp.	1,036	19,466
American Tower Corp.	191	28,211
Annaly Capital Management, Inc.	1,825	19,235
CBL & Associates Properties, Inc.	383	2,129
Chatham Lodging Trust	149	3,338
Dexus	336	2,580
GPT Group	369	1,496
Hersha Hospitality Trust	164	3,042
ICADE	100	10,839
LaSalle Hotel Properties	130	3,970
Link REIT	500	4,423
Mirvac Group	2,270	4,024
MTGE Investment Corp.	159	2,703
Pebblebrook Hotel Trust	100	3,900
Potlatch Corp.	68	3,597
Preferred Apartment Communities, Inc., Class A	202	3,367
Ramco-Gershenson Properties Trust	216	2,856
Scentre Group	1,452	4,856
Stockland	852	2,897
Vicinity Centres	1,198	2,597
Xenia Hotels & Resorts, Inc.	166	3,685

		135,932

Real Estate Management/Services — 0.2%
Daito Trust Construction Co., Ltd.	100	17,463
Jones Lang LaSalle, Inc.	4	625
Marcus & Millichap, Inc.†	66	2,155
RE/MAX Holdings, Inc., Class A	68	3,356
Vonovia SE	82	4,043

		27,642

Real Estate Operations & Development — 0.1%
CapitaLand, Ltd.	900	2,635

Security Description	Shares	Value (Note 2)
Real Estate Operations & Development (continued)
CK Asset Holdings, Ltd.	500	$4,771
Hongkong Land Holdings, Ltd.	600	4,320
Kerry Properties, Ltd.	500	2,390
LEG Immobilien AG	18	2,030
Tokyu Fudosan Holdings Corp.	400	3,151

		19,297

Recreational Vehicles — 0.0%
Brunswick Corp.	8	502
MCBC Holdings, Inc.†	92	2,224

		2,726

Rental Auto/Equipment — 0.2%
AMERCO	2	730
Ashtead Group PLC	106	3,168
CAI International, Inc.†	146	4,126
Europcar Groupe SA*	680	9,464
Herc Holdings, Inc.†	56	3,681
McGrath RentCorp	79	3,776
Textainer Group Holdings, Ltd.†	78	1,911
United Rentals, Inc.†	7	1,268

		28,124

Retail-Apparel/Shoe — 0.3%
ANTA Sports Products, Ltd.	1,450	6,988
Ascena Retail Group, Inc.†	1,303	2,814
Cato Corp., Class A	218	2,590
DSW, Inc., Class A	127	2,544
Express, Inc.†	421	2,939
Francesca’s Holdings Corp.†	392	2,285
Gap, Inc.	28	931
HUGO BOSS AG	24	2,204
L Brands, Inc.	6	300
PVH Corp.	7	1,086
Shimamura Co., Ltd.	200	23,505

		48,186

Retail-Auto Parts — 0.0%
AutoZone, Inc.†	2	1,531
Genuine Parts Co.	9	937

		2,468

Retail-Automobile — 0.0%
AutoNation, Inc.†	7	421
CarMax, Inc.†	16	1,142
Rush Enterprises, Inc., Class A†	71	3,838

		5,401

Retail-Building Products — 0.8%
Home Depot, Inc.	509	102,258
Lowe’s Cos., Inc.	70	7,331
Lumber Liquidators Holdings, Inc.†	125	3,493

		113,082

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	24	1,753

Retail-Discount — 0.7%
Costco Wholesale Corp.	63	12,277
Dollar General Corp.	22	2,269
Target Corp.	39	2,933
Walmart, Inc.	770	82,082

		99,561

262

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Drug Store — 0.5%
CVS Health Corp.	671	$52,801
Walgreens Boots Alliance, Inc.	348	26,190

		78,991

Retail-Gardening Products — 0.0%
Tractor Supply Co.	7	534

Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.†	242	2,568

Retail-Jewelry — 0.1%
Cie Financiere Richemont SA	41	3,935
Movado Group, Inc.	80	2,448

		6,383

Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	7	359

Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	12	592
TJX Cos., Inc.	672	53,975

		54,567

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	58	3,918
Kohl’s Corp.	14	907

		4,825

Retail-Restaurants — 0.9%
Brinker International, Inc.	355	12,901
Cheesecake Factory, Inc.	273	13,429
Chipotle Mexican Grill, Inc.†	19	6,170
Dave & Buster’s Entertainment, Inc.†	70	3,290
Del Taco Restaurants, Inc.†	247	3,129
Dunkin’ Brands Group, Inc.	404	26,119
Jack in the Box, Inc.	38	3,458
McDonald’s Corp.	227	38,849
Ruth’s Hospitality Group, Inc.	144	3,413
Yum China Holdings, Inc.	347	16,097

		126,855

Retail-Sporting Goods — 0.0%
Hibbett Sports, Inc.†	209	4,723

Rubber-Tires — 0.3%
Bridgestone Corp.	500	24,302
Cie Generale des Etablissements Michelin	23	3,678
Continental AG	30	9,002
Goodyear Tire & Rubber Co.	21	731

		37,713

Satellite Telecom — 0.0%
Eutelsat Communications SA	80	1,760
Globalstar, Inc.†	1,861	1,954

		3,714

Savings & Loans/Thrifts — 0.2%
Berkshire Hills Bancorp, Inc.	86	3,264
BofI Holding, Inc.†	193	6,942
HomeTrust Bancshares, Inc.†	114	2,890
Investors Bancorp, Inc.	25	342
Meridian Bancorp, Inc.	152	3,108
Meta Financial Group, Inc.	30	3,510
United Financial Bancorp, Inc.	171	2,866

		22,922

Security Description	Shares	Value (Note 2)
Schools — 0.0%
Career Education Corp.†	153	$1,897

Security Services — 0.1%
Brink’s Co.	47	3,920
G4S PLC	2,810	11,343

		15,263

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	167	2,298

Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	94	4,660
Marvell Technology Group, Ltd.	43	1,003

		5,663

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	85	4,559
ASML Holding NV (Euronext Amsterdam)	21	4,255
ASML Holding NV (NASDAQ)	15	3,044
FormFactor, Inc.†	182	2,612
KLA-Tencor Corp.	13	1,427
Lam Research Corp.	12	2,298
MKS Instruments, Inc.	30	3,069
Teradyne, Inc.	14	642
Xcerra Corp.†	227	2,266

		24,172

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	4	950

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	472	23,057

Software Tools — 0.1%
VMware, Inc., Class A†	80	9,903

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	266	4,307

Steel-Producers — 0.2%
BlueScope Steel, Ltd.	248	2,898
Nucor Corp.	27	1,808
POSCO ADR	26	2,327
Reliance Steel & Aluminum Co.	5	438
Shiloh Industries, Inc.†	276	2,056
SSAB AB, Class A†	382	2,423
Steel Dynamics, Inc.	21	953
thyssenkrupp AG	450	14,157

		27,060

Steel-Specialty — 0.0%
Outokumpu Oyj	165	1,414

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	169	3,596
Finisar Corp.†	162	2,910

		6,506

Telecom Services — 0.5%
HKT Trust & HKT, Ltd.	18,000	22,527
PCCW, Ltd.	40,000	23,061
Spark New Zealand, Ltd.	6,620	17,514
Telenor ASA	114	2,670

		65,772

Telecommunication Equipment — 0.0%
ADTRAN, Inc.	106	1,696
ARRIS International PLC†	15	380

263

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telecommunication Equipment (continued)
Juniper Networks, Inc.	34	$889

		2,965

Telephone-Integrated — 1.1%
AT&T, Inc.	734	27,488
BT Group PLC	572	2,075
Frontier Communications Corp.	258	2,113
KDDI Corp.	900	22,696
Koninklijke KPN NV	920	3,221
Nippon Telegraph & Telephone Corp.	700	33,285
SoftBank Group Corp.	100	8,226
Telecom Italia SpA†	11,210	10,093
Verizon Communications, Inc.	821	44,391

		153,588

Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	716	3,401
Gray Television, Inc.†	227	3,711
Sinclair Broadcast Group, Inc., Class A	109	4,044

		11,156

Textile-Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	7	2,195
Perry Ellis International, Inc.†	127	3,046

		5,241

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	6	1,686

Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	161	2,379
Concert Pharmaceuticals, Inc.†	197	3,956
Sarepta Therapeutics, Inc.†	52	3,408

		9,743

Tobacco — 0.3%
British American Tobacco PLC	136	9,305
Imperial Brands PLC	726	29,878
Japan Tobacco, Inc.	100	3,309
Scandinavian Tobacco Group A/S*	115	2,329
Swedish Match AB	71	2,876

		47,697

Tools-Hand Held — 0.0%
Snap-on, Inc.	5	857

Toys — 0.0%
Hasbro, Inc.	10	946

Transport-Marine — 0.1%
AP Moller - Maersk A/S, Series B	7	12,495
Safe Bulkers, Inc.†	950	3,258
Scorpio Tankers, Inc.	836	2,224
Ship Finance International, Ltd.	181	2,769

		20,746

Transport-Rail — 0.0%
Kansas City Southern	7	792
Norfolk Southern Corp.	16	2,414

		3,206

Transport-Services — 0.6%
Deutsche Post AG	101	4,774
FedEx Corp.	3	787

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Services (continued)
Royal Mail PLC	4,960	$33,064
United Parcel Service, Inc., Class B	392	49,910

		88,535

Transport-Truck — 0.1%
Covenant Transportation Group, Inc., Class A†	105	3,079
Heartland Express, Inc.	133	3,018
Werner Enterprises, Inc.	94	3,826

		9,923

Travel Services — 0.0%
TUI AG	166	3,744

Veterinary Diagnostics — 0.0%
Phibro Animal Health Corp., Class A	128	4,358

Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	8	664

Warehousing & Harbor Transportation Services — 0.2%
Hutchison Port Holdings Trust	66,403	27,557

Water — 0.0%
Severn Trent PLC	98	2,718
Veolia Environnement SA	127	3,199

		5,917

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	100	3,270

Web Portals/ISP — 0.9%
Alphabet, Inc., Class A†	46	54,382
Alphabet, Inc., Class C†	56	65,517
United Internet AG	39	2,842

		122,741

Wireless Equipment — 0.2%
Aerohive Networks, Inc.†	626	2,573
Motorola Solutions, Inc.	278	27,650

		30,223

Total Common Stocks (cost $8,254,029)		8,927,709

U.S. CORPORATE BONDS & NOTES — 15.4%
Aerospace/Defense — 0.4%
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	$64,000	62,668

Aerospace/Defense-Equipment — 0.4%
United Technologies Corp. Senior Notes 4.50% due 04/15/2020	62,000	64,661

Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	43,000	40,470

Auto-Cars/Light Trucks — 0.3%
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	39,000	39,021

Banks-Commercial — 0.4%
BB&T Corp. Senior Notes 6.85% due 04/30/2019	61,000	64,313

264

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.10% due 01/15/2019	$41,000	$40,994

Banks-Super Regional — 1.4%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	66,000	64,154
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	38,000	38,591
US Bancorp Senior Notes 3.15% due 04/27/2027	64,000	62,627
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	39,000	39,438

		204,810

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	57,000	62,570

Computers — 0.3%
Apple, Inc. FRS Senior Notes 1.69% (3 ML+0.30%) due 05/06/2019	36,000	36,134

Cosmetics & Toiletries — 0.4%
Procter & Gamble Co. Senior Notes 1.60% due 11/15/2018	59,000	58,856

Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	60,000	60,373
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	42,000	40,970
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	56,000	63,097
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	51,000	63,342

		227,782

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	50,000	64,693

Enterprise Software/Service — 0.7%
Oracle Corp. Senior Notes 5.00% due 07/08/2019	101,000	104,826

Finance-Credit Card — 1.0%
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	63,000	62,508

Security Description	Principal Amount	Value (Note 2)
Finance-Credit Card (continued)
Visa, Inc. Senior Notes 4.30% due 12/14/2045	$76,000	$84,219

		146,727

Food-Retail — 0.6%
Kroger Co. Senior Notes 1.50% due 09/30/2019	82,000	80,623

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	36,000	39,530

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	38,000	38,765

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	43,000	42,979

Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp. Senior Notes 1.80% due 11/13/2018	65,000	64,871

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	60,000	63,275

Medical-HMO — 0.5%
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	39,000	39,182
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	40,000	40,032

		79,214

Medical-Wholesale Drug Distribution — 0.6%
Cardinal Health, Inc. Senior Notes 1.95% due 06/14/2019	84,000	83,312

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	39,000	38,966

Oil Companies-Exploration & Production — 0.6%
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	40,000	41,474
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	39,000	39,319

		80,793

Pipelines — 0.4%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	60,000	61,223

265

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	$38,000	$40,771

Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	39,000	39,291

Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	40,000	42,199
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	73,000	80,098

		122,297

Transport-Rail — 0.6%
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	78,000	80,850

Transport-Services — 0.4%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	53,000	58,687

Total U.S. Corporate Bonds & Notes (cost $2,263,411)		2,233,972

U.S. GOVERNMENT AGENCIES — 3.5%
Federal Home Loan Mtg. Corp. — 1.4%
2.38% due 01/13/2022	126,000	125,727
3.75% due 03/27/2019	79,000	80,561

		206,288

Federal National Mtg. Assoc. — 2.1%
2.13% due 04/24/2026	176,000	167,199
3.50% due 05/01/2047	139,097	140,562

		307,761

Total U.S. Government Agencies (cost $523,439)		514,049

U.S. GOVERNMENT TREASURIES — 8.8%
United States Treasury Bonds — 2.2%
2.75% due 11/15/2042	83,000	80,578
2.88% due 08/15/2045	40,000	39,534
3.38% due 05/15/2044	182,000	196,930

		317,042

United States Treasury Notes — 6.6%
1.25% due 10/31/2021	114,000	109,262
1.38% due 03/31/2020	134,000	131,707
1.50% due 10/31/2019	105,000	103,892
1.63% due 06/30/2019	62,000	61,632
1.63% due 02/15/2026	180,000	165,966
2.00% due 11/15/2026	88,000	83,064
2.25% due 01/31/2024	45,000	44,095
2.25% due 11/15/2024	107,000	104,266

Security Description	Principal Amount/ Shares	Value (Note 2)
United States Treasury Notes (continued)
2.25% due 02/15/2027	$40,000	$38,492
3.13% due 05/15/2021	122,000	124,950

		967,326

Total U.S. Government Treasuries (cost $1,308,513)		1,284,368

EXCHANGE-TRADED FUNDS — 5.0%
Guggenheim S&P 500 Top 50 ETF	1,842	370,758
iShares Edge MSCI ETF	3,054	340,857
iShares Russell 1000 Value ETF	82	10,581

Total Exchange-Traded Funds (cost $645,820)		722,196

RIGHTS — 0.0%
Diversified Banking Institutions — 0.0%
UniCredit SpA† Expires 02/21/2018 (cost $0)	600	1,047

Total Long-Term Investment Securities (cost $12,995,212)		13,683,341

SHORT-TERM INVESTMENT SECURITIES — 5.1%
Registered Investment Companies — 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25%(1) (cost $745,665)	745,665	745,665

TOTAL INVESTMENTS (cost $13,740,877)(2)	99.2%	14,429,006

Other assets less liabilities	0.8	113,861

NET ASSETS	100.0%	$14,542,867

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $28,620 representing 0.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of January 31, 2018.
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CHIX	— Chi X Europe Exchange
CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange-Traded Funds
Euronext	Amsterdam — Euronext Stock Exchange, Amsterdam
NASDAQ	— National Association of Securities Dealers Automated Quotations
FRS	— Floating Rate Security

266

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The rates shown on FRS are the current interest rates at January 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	S&P 500 E-Mini Index	March 2018	$398,093	$423,870	$25,777
3	Short	U.S. Treasury 10 Year Notes	March 2018	374,132	364,734	9,398

						$35,175

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$8,927,709	$—	$—	$8,927,709
U.S. Corporate Bonds & Notes	—	2,233,972	—	2,233,972
U.S. Government Agencies	—	514,049	—	514,049
U.S. Government Treasuries	—	1,284,368	—	1,284,368
Exchange-Traded Funds	722,196	—	—	722,196
Rights	1,047	—	—	1,047
Short-Term Investment Securities	745,665	—	—	745,665

Total Investments at Value	$10,396,617	$4,032,389	$—	$14,429,006

Other Financial Instruments:+
Futures Contracts	$35,175	$—	$—	$35,175

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

267

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Applications Software	5.9%
Web Portals/ISP	5.7
Computers	5.4
Internet Content-Entertainment	4.2
E-Commerce/Products	3.7
Medical-Biomedical/Gene	3.5
Aerospace/Defense	3.3
Electronic Components-Semiconductors	3.2
Computer Services	3.0
Entertainment Software	2.8
Commercial Services-Finance	2.5
Cable/Satellite TV	2.4
Medical-HMO	2.2
Beverages-Non-alcoholic	2.1
Tobacco	2.0
Medical Instruments	2.0
Diversified Manufacturing Operations	2.0
Transport-Rail	1.9
Electronic Forms	1.9
Real Estate Investment Trusts	1.9
Medical-Drugs	1.8
Finance-Credit Card	1.8
Retail-Restaurants	1.8
Agricultural Chemicals	1.7
Data Processing/Management	1.6
Retail-Discount	1.6
E-Commerce/Services	1.6
Hotels/Motels	1.5
Rental Auto/Equipment	1.4
Retail-Building Products	1.3
Semiconductor Equipment	1.3
Cruise Lines	1.3
Machinery-General Industrial	1.2
Retail-Apparel/Shoe	1.1
Food-Meat Products	1.1
Networking Products	1.0
Chemicals-Diversified	1.0
Retail-Arts & Crafts	0.9
Retail-Consumer Electronics	0.9
Containers-Paper/Plastic	0.8
Beverages-Wine/Spirits	0.8
Insurance-Life/Health	0.8
Finance-Consumer Loans	0.8
Insurance-Multi-line	0.7
Medical-Hospitals	0.7
Auto/Truck Parts & Equipment-Original	0.7
Medical-Wholesale Drug Distribution	0.7
Investment Management/Advisor Services	0.7
Retail-Major Department Stores	0.6
Chemicals-Specialty	0.6
Aerospace/Defense-Equipment	0.6
Airlines	0.5
Computers-Memory Devices	0.5
Building & Construction Products-Misc.	0.5
Electric-Integrated	0.5
Dental Supplies & Equipment	0.5
Diagnostic Equipment	0.4
U.S. Government Agencies	0.4
Agricultural Operations	0.3
Web Hosting/Design	0.3

Pharmacy Services	0.2%

100.1%

*	Calculated as a percentage of net assets
#	See Note 1

268

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.7%
Aerospace/Defense — 3.3%
Boeing Co.	52,974	$18,772,396
Northrop Grumman Corp.	11,286	3,843,222

		22,615,618

Aerospace/Defense-Equipment — 0.6%
United Technologies Corp.	29,725	4,102,347

Agricultural Chemicals — 1.7%
CF Industries Holdings, Inc.	169,427	7,190,482
Monsanto Co.	40,305	4,909,149

		12,099,631

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	50,521	2,169,877

Airlines — 0.5%
Copa Holdings SA, Class A	26,925	3,724,535

Applications Software — 5.9%
Intuit, Inc.	63,098	10,594,154
Microsoft Corp.	318,726	30,282,157

		40,876,311

Auto/Truck Parts & Equipment-Original — 0.7%
Allison Transmission Holdings, Inc.	83,877	3,710,719
Lear Corp.	6,986	1,349,276

		5,059,995

Beverages-Non-alcoholic — 2.1%
Coca-Cola Co.	9,156	435,734
PepsiCo, Inc.	116,112	13,968,274

		14,404,008

Beverages-Wine/Spirits — 0.8%
Constellation Brands, Inc., Class A	26,213	5,752,967

Building & Construction Products-Misc. — 0.5%
Owens Corning	38,361	3,566,422

Cable/Satellite TV — 2.4%
Comcast Corp., Class A	382,803	16,280,612

Chemicals-Diversified — 1.0%
FMC Corp.	73,433	6,706,636

Chemicals-Specialty — 0.6%
Univar, Inc.†	139,152	4,155,079

Commercial Services-Finance — 2.5%
Global Payments, Inc.	69,314	7,747,919
Total System Services, Inc.	105,979	9,417,294

		17,165,213

Computer Services — 3.0%
Accenture PLC, Class A	14,156	2,274,869
Cognizant Technology Solutions Corp., Class A	119,645	9,329,917
DXC Technology Co.	89,964	8,955,917

		20,560,703

Computers — 5.4%
Apple, Inc.	223,307	37,388,291

Computers-Memory Devices — 0.5%
Western Digital Corp.	40,278	3,583,936

Containers-Paper/Plastic — 0.8%
Berry Global Group, Inc.†	33,593	1,988,370

Security Description	Shares	Value (Note 2)

Containers-Paper/Plastic (continued)
Sealed Air Corp.	82,006	$3,882,984

		5,871,354

Cruise Lines — 1.3%
Norwegian Cruise Line Holdings, Ltd.†	29,662	1,801,670
Royal Caribbean Cruises, Ltd.	51,312	6,852,717

		8,654,387

Data Processing/Management — 1.6%
Fidelity National Information Services, Inc.	45,815	4,689,623
First Data Corp., Class A†	359,180	6,357,486

		11,047,109

Dental Supplies & Equipment — 0.5%
Align Technology, Inc.†	12,602	3,301,724

Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	12,089	2,709,266

Diversified Manufacturing Operations — 2.0%
Ingersoll-Rand PLC	73,059	6,913,573
Textron, Inc.	113,508	6,659,515

		13,573,088

E-Commerce/Products — 3.7%
Amazon.com, Inc.†	17,401	25,246,937

E-Commerce/Services — 1.6%
Priceline Group, Inc.†	5,642	10,787,786

Electric-Integrated — 0.5%
AES Corp.	293,309	3,390,652

Electronic Components-Semiconductors — 3.2%
NVIDIA Corp.	56,977	14,004,947
Texas Instruments, Inc.	73,470	8,057,455

		22,062,402

Electronic Forms — 1.9%
Adobe Systems, Inc.†	65,866	13,157,392

Entertainment Software — 2.8%
Electronic Arts, Inc.†	76,241	9,679,557
Take-Two Interactive Software, Inc.†	75,070	9,509,117

		19,188,674

Finance-Consumer Loans — 0.8%
Synchrony Financial	136,541	5,417,947

Finance-Credit Card — 1.8%
Discover Financial Services	98,939	7,895,332
Visa, Inc., Class A	36,308	4,510,543

		12,405,875

Food-Meat Products — 1.1%
Tyson Foods, Inc., Class A	101,680	7,738,865

Hotels/Motels — 1.5%
Marriott International, Inc., Class A	71,828	10,583,138

Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	45,895	5,453,244

Insurance-Multi-line — 0.7%
MetLife, Inc.	106,934	5,140,317

Internet Content-Entertainment — 4.2%
Facebook, Inc., Class A†	153,980	28,777,322

269

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.	23,769	$4,745,005

Machinery-General Industrial — 1.2%
Roper Technologies, Inc.	28,669	8,044,235

Medical Instruments — 2.0%
Edwards Lifesciences Corp.†	70,345	8,904,270
Medtronic PLC	57,577	4,945,289

		13,849,559

Medical-Biomedical/Gene — 3.5%
Amgen, Inc.	25,600	4,762,880
Biogen, Inc.†	31,805	11,062,097
Celgene Corp.†	84,951	8,593,643

		24,418,620

Medical-Drugs — 1.8%
Bristol-Myers Squibb Co.	42,541	2,663,067
Eli Lilly & Co.	120,718	9,832,481

		12,495,548

Medical-HMO — 2.2%
Centene Corp.†	35,892	3,849,058
Molina Healthcare, Inc.†	21,220	1,938,659
UnitedHealth Group, Inc.	16,452	3,895,505
WellCare Health Plans, Inc.†	27,614	5,809,433

		15,492,655

Medical-Hospitals — 0.7%
HCA Healthcare, Inc.†	50,301	5,088,449

Medical-Wholesale Drug Distribution — 0.7%
McKesson Corp.	29,842	5,039,717

Networking Products — 1.0%
Cisco Systems, Inc.	165,042	6,855,845

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	16,590	1,313,596

Real Estate Investment Trusts — 1.9%
American Tower Corp.	33,614	4,964,788
SBA Communications Corp.†	46,367	8,091,041

		13,055,829

Rental Auto/Equipment — 1.4%
United Rentals, Inc.†	53,313	9,655,517

Retail-Apparel/Shoe — 1.1%
Ross Stores, Inc.	96,254	7,930,367

Retail-Arts & Crafts — 0.9%
Michaels Cos., Inc.†	238,889	6,418,947

Retail-Building Products — 1.3%
Home Depot, Inc.	44,635	8,967,172

Retail-Consumer Electronics — 0.9%
Best Buy Co., Inc.	87,597	6,399,837

Retail-Discount — 1.6%
Costco Wholesale Corp.	55,660	10,846,464

Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	52,141	4,187,965

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Restaurants — 1.8%
Domino’s Pizza, Inc.	10,714	$2,323,331
Starbucks Corp.	174,578	9,917,776

		12,241,107

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	166,171	8,911,751

Tobacco — 2.0%
Altria Group, Inc.	114,764	8,072,500
Philip Morris International, Inc.	56,111	6,016,782

		14,089,282

Transport-Rail — 1.9%
Kansas City Southern	10,818	1,223,840
Union Pacific Corp.	91,346	12,194,691

		13,418,531

Web Hosting/Design — 0.3%
VeriSign, Inc.†	17,855	2,051,897

Web Portals/ISP — 5.7%
Alphabet, Inc., Class A†	15,488	18,310,223
Alphabet, Inc., Class C†	18,198	21,290,568

		39,600,791

Total Long-Term Investment Securities (cost $513,624,360)		689,838,346

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 0.80% due 02/01/2018 (cost $2,616,000)	$2,616,000	2,616,000

TOTAL INVESTMENTS (cost $516,240,360)(1)	100.1%	692,454,346
Liabilities in excess of other assets	(0.1)	(556,379)

NET ASSETS	100.0%	$691,897,967

†	Non-income producing security
#	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.

270

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$689,838,346	$—	$—	$689,838,346
Short-Term Investment Securities	—	2,616,000	—	2,616,000

Total Investments at Value	$689,838,346	$2,616,000	$—	$692,454,346

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

271

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Port

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.8%
Computer Services	6.9
Diagnostic Equipment	5.8
Web Portals/ISP	5.8
Finance-Credit Card	4.9
Medical-Drugs	4.9
Electronic Components-Semiconductors	3.6
Food-Misc./Diversified	3.0
Real Estate Investment Trusts	2.5
Cosmetics & Toiletries	2.5
Beverages-Wine/Spirits	2.3
Cable/Satellite TV	2.3
Data Processing/Management	2.1
Medical Instruments	2.0
Oil-Field Services	1.9
Oil Companies-Exploration & Production	1.9
Computers	1.8
Instruments-Controls	1.8
Transport-Rail	1.8
Containers-Metal/Glass	1.6
Internet Content-Entertainment	1.5
Textile-Apparel	1.4
Retail-Restaurants	1.4
Coatings/Paint	1.4
Aerospace/Defense-Equipment	1.4
Pipelines	1.3
Finance-Other Services	1.3
Home Decoration Products	1.2
Insurance-Multi-line	1.2
Medical-Biomedical/Gene	1.2
Banks-Super Regional	1.2
Retail-Apparel/Shoe	1.1
Medical-Wholesale Drug Distribution	1.1
Multimedia	1.1
Athletic Footwear	1.1
Electronic Forms	1.0
Retail-Discount	1.0
Chemicals-Diversified	1.0
Retail-Gardening Products	0.9
U.S. Government Agencies	0.9
Electric Products-Misc.	0.9
Private Equity	0.9
Food-Catering	0.8
Engineering/R&D Services	0.6
Medical Products	0.6
Investment Management/Advisor Services	0.5
Electric-Integrated	0.5
Retail-Auto Parts	0.5
Consumer Products-Misc.	0.4
Advertising Agencies	0.3
Enterprise Software/Service	0.1

100.0%

*	Calculated as a percentage of net assets

272

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Port

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.1%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	155,620	$3,406,522

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	119,764	16,528,630

Athletic Footwear — 1.1%
NIKE, Inc., Class B	190,872	13,021,288

Banks-Super Regional — 1.2%
US Bancorp	245,579	14,032,384

Beverages-Wine/Spirits — 2.3%
Diageo PLC	281,442	10,120,004
Pernod Ricard SA	113,419	18,066,606

		28,186,610

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	661,169	28,119,518

Chemicals-Diversified — 1.0%
PPG Industries, Inc.	102,876	12,214,467

Coatings/Paint — 1.4%
Sherwin-Williams Co.	40,356	16,832,891

Computer Services — 6.9%
Accenture PLC, Class A	162,289	26,079,842
Amdocs, Ltd.	137,602	9,411,977
Cognizant Technology Solutions Corp., Class A	388,895	30,326,032
DXC Technology Co.	186,427	18,558,808

		84,376,659

Computers — 1.8%
Apple, Inc.	80,463	13,471,920
Hewlett Packard Enterprise Co.	550,114	9,021,870

		22,493,790

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	46,026	5,385,042

Containers-Metal/Glass — 1.6%
Crown Holdings, Inc.†	333,735	19,373,317

Cosmetics & Toiletries — 2.5%
Colgate-Palmolive Co.	187,977	13,955,412
Coty, Inc., Class A	458,991	9,000,814
Estee Lauder Cos., Inc., Class A	59,692	8,056,032

		31,012,258

Data Processing/Management — 2.1%
Fidelity National Information Services, Inc.	248,072	25,392,650

Diagnostic Equipment — 5.8%
Abbott Laboratories	211,351	13,137,578
Danaher Corp.	261,138	26,448,057
Thermo Fisher Scientific, Inc.	140,972	31,593,235

		71,178,870

Diversified Banking Institutions — 10.8%
Bank of America Corp.	1,237,901	39,612,832
Goldman Sachs Group, Inc.	97,368	26,083,914
JPMorgan Chase & Co.	422,860	48,912,216
Morgan Stanley	308,139	17,425,260

		132,034,222

Electric Products-Misc. — 0.9%
AMETEK, Inc.	143,196	10,925,855

Security Description	Shares	Value (Note 2)
Electric-Integrated — 0.5%
American Electric Power Co., Inc.	86,825	$5,971,823

Electronic Components-Semiconductors — 3.6%
Broadcom, Ltd.	94,796	23,512,252
Texas Instruments, Inc.	187,889	20,605,786

		44,118,038

Electronic Forms — 1.0%
Adobe Systems, Inc.†	62,849	12,554,716

Engineering/R&D Services — 0.6%
Fluor Corp.	127,318	7,728,203

Enterprise Software/Service — 0.1%
Micro Focus International PLC ADR	53,778	1,626,247

Finance-Credit Card — 4.9%
Mastercard, Inc., Class A	144,515	24,423,035
Visa, Inc., Class A	289,638	35,981,729

		60,404,764

Finance-Other Services — 1.3%
Nasdaq, Inc.	191,152	15,466,108

Food-Catering — 0.8%
Aramark	213,216	9,767,425

Food-Misc./Diversified — 3.0%
Danone SA	197,292	17,014,076
Mondelez International, Inc., Class A	432,589	19,206,951

		36,221,027

Home Decoration Products — 1.2%
Newell Brands, Inc.	557,622	14,743,526

Instruments-Controls — 1.8%
Honeywell International, Inc.	140,562	22,443,535

Insurance-Multi-line — 1.2%
Chubb, Ltd.	94,264	14,719,324

Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	98,052	18,324,938

Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	10,964	6,159,575

Medical Instruments — 2.0%
Medtronic PLC	286,035	24,567,546

Medical Products — 0.6%
Stryker Corp.	44,669	7,342,690

Medical-Biomedical/Gene — 1.2%
Biogen, Inc.†	42,101	14,643,149

Medical-Drugs — 4.9%
Eli Lilly & Co.	193,968	15,798,693
Johnson & Johnson	215,757	29,815,460
Zoetis, Inc.	190,200	14,594,046

		60,208,199

Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	80,301	13,561,233

Multimedia — 1.1%
Twenty-First Century Fox, Inc., Class A	156,351	5,769,352
Walt Disney Co.	69,176	7,517,356

		13,286,708

273

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Port

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 1.9%
EOG Resources, Inc.	199,768	$22,973,320

Oil-Field Services — 1.9%
Schlumberger, Ltd.	322,541	23,732,567

Pipelines — 1.3%
Enterprise Products Partners LP	588,465	16,253,403

Private Equity — 0.9%
Blackstone Group LP	289,542	10,582,760

Real Estate Investment Trusts — 2.5%
American Tower Corp.	210,078	31,028,521

Retail-Apparel/Shoe — 1.1%
Ross Stores, Inc.	165,468	13,632,908

Retail-Auto Parts — 0.5%
AutoZone, Inc.†	7,177	5,493,563

Retail-Discount — 1.0%
Costco Wholesale Corp.	63,365	12,347,938

Retail-Gardening Products — 0.9%
Tractor Supply Co.	145,681	11,108,176

Retail-Restaurants — 1.4%
Starbucks Corp.	300,043	17,045,443

Textile-Apparel — 1.4%
LVMH Moet Hennessy Louis Vuitton SE	55,888	17,527,341

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Rail — 1.8%
Canadian National Railway Co.	270,076	$21,638,489

Web Portals/ISP — 5.8%
Alphabet, Inc., Class A†	33,397	39,482,601
Alphabet, Inc., Class C†	26,815	31,371,941

		70,854,542

Total Long-Term Investment Securities (cost $817,510,521)		1,212,592,718

SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Agencies — 0.9%
Federal Home Loan Bank Disc. Notes 0.81% due 02/01/2018 (cost $10,946,000)	$10,946,000	10,946,000

TOTAL INVESTMENTS (cost $828,456,521)(1)	100.0%	1,223,538,718
Other assets less liabilities	0.0	482,504

NET ASSETS	100.0%	$1,224,021,222

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,212,592,718	$—	$—	$1,212,592,718
Short-Term Investment Securities	—	10,946,000	—	10,946,000

Total Investments at Value	$1,212,592,718	$10,946,000	$—	$1,223,538,718

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

274

SunAmerica Series Trust SA MFS Telecom Utility Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Electric-Integrated	37.1%
Pipelines	15.8
Independent Power Producers	5.3
Electric-Generation	5.1
Telephone-Integrated	4.8
Real Estate Investment Trusts	4.5
Electric-Distribution	4.2
Cellular Telecom	3.8
Internet Connectivity Services	3.2
Cable/Satellite TV	3.1
Gas-Distribution	3.1
U.S. Government Agencies	2.6
Oil Companies-Exploration & Production	2.4
Water	1.6
Telecom Services	1.4
Satellite Telecom	1.3
Non-Hazardous Waste Disposal	0.7
Energy-Alternate Sources	0.6
Telecommunication Equipment	0.2

100.8%

*	Calculated as a percentage of net assets
#	See Note 1

275

SunAmerica Series Trust SA MFS Telecom Utility Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 91.8%
Cable/Satellite TV — 3.1%
Comcast Corp., Class A	23,606	$1,003,963
NOS SGPS SA	53,700	365,692

		1,369,655

Cellular Telecom — 3.8%
Advanced Info Service PCL	36,400	223,723
Altice USA, Inc., Class A†	29,301	629,092
America Movil SAB de CV, Series L ADR	3,911	73,136
Millicom International Cellular SA SDR	1,106	82,460
Mobile TeleSystems PJSC ADR	33,445	406,022
Vodafone Group PLC	73,516	234,441

		1,648,874

Electric-Distribution — 4.2%
CenterPoint Energy, Inc.	6,283	177,055
PPL Corp.	51,862	1,652,842

		1,829,897

Electric-Generation — 5.1%
EDP Renovaveis SA	224,738	1,967,115
Engie Brasil Energia SA	20,400	230,124
Vistra Energy Corp.†	1,190	23,205

		2,220,444

Electric-Integrated — 34.5%
AES Corp.	62,095	717,818
Ameren Corp.	1,847	104,596
American Electric Power Co., Inc.	14,529	999,305
Avangrid, Inc.	8,710	424,351
Dominion Energy, Inc.	1,432	109,462
Duke Energy Corp.	7,605	596,992
Edison International	8,573	536,070
Emera, Inc.	22,921	847,891
Enel Americas SA ADR	18,080	212,982
Enel SpA	230,349	1,461,407
Enel Americas SA	71,077	16,625
Eversource Energy	2,865	180,753
Exelon Corp.	73,072	2,814,003
Great Plains Energy, Inc.	10,705	333,140
Iberdrola SA	110,401	898,894
NextEra Energy, Inc.	10,681	1,692,084
PG&E Corp.	14,593	619,181
Public Service Enterprise Group, Inc.	10,115	524,665
RWE AG	13,612	272,427
SCANA Corp.	1,473	59,863
Southern Co.	18,040	813,784
SSE PLC	40,363	747,601
Westar Energy, Inc.	1,737	89,733

		15,073,627

Energy-Alternate Sources — 0.6%
China Longyuan Power Group Corp. Ltd.,	348,000	254,461

Gas-Distribution — 2.7%
China Resources Gas Group, Ltd.	160,000	526,676
Gas Natural SDG SA	943	21,782
NiSource, Inc.	1,784	44,029
Sempra Energy	5,336	571,059

		1,163,546

Independent Power Producers — 4.9%
Dynegy, Inc.†	61,227	766,562
NRG Energy, Inc.	32,250	838,823

Security Description	Shares	Value (Note 2)

Independent Power Producers (continued)
NRG Yield, Inc., Class A	18,052	$339,919
NRG Yield, Inc., Class C	9,316	176,072

		2,121,376

Internet Connectivity Services — 3.2%
Com Hem Holding AB	79,307	1,378,832

Non-Hazardous Waste Disposal — 0.7%
Covanta Holding Corp.	18,638	304,731

Pipelines — 15.8%
APA Group	34,109	221,529
Cheniere Energy, Inc.†	23,002	1,300,993
Enbridge, Inc.	34,310	1,256,081
Kinder Morgan, Inc.	23,391	420,570
ONEOK, Inc.	1,652	97,237
Plains GP Holdings LP, Class A	20,653	439,496
SemGroup Corp., Class A	5,386	154,309
Tallgrass Energy GP LP	6,878	168,374
Targa Resources Corp.	7,443	357,264
TransCanada Corp.	36,216	1,667,408
Williams Cos., Inc.	26,106	819,467

		6,902,728

Real Estate Investment Trusts — 3.9%
American Tower Corp.	11,548	1,705,640

Satellite Telecom — 1.3%
Cellnex Telecom SA*	21,524	581,228

Telecom Services — 1.4%
Globe Telecom, Inc.	360	13,334
TELUS Corp.	10,580	398,341
XL Axiata Tbk PT†	837,350	187,002

		598,677

Telecommunication Equipment — 0.2%
Telesites SAB de CV†	121,000	91,018

Telephone-Integrated — 4.8%
Hellenic Telecommunications Organization SA	27,148	426,376
KDDI Corp.	9,900	249,654
Koninklijke KPN NV	153,294	536,708
Orange SA	24,033	433,996
TDC A/S	24,222	161,669
Telefonica Brasil SA ADR	17,067	289,456

		2,097,859

Water — 1.6%
Cia de Saneamento Basico do Estado de Sao Paulo	33,500	382,527
Suez	21,068	314,145

		696,672

Total Common Stocks (cost $35,749,361)		40,039,265

CONVERTIBLE PREFERRED SECURITIES — 6.4%
Electric-Integrated — 2.6%
Dominion Resources, Inc. Series A 6.75%	6,831	344,761

276

SunAmerica Series Trust SA MFS Telecom Utility Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
Electric-Integrated (continued)
NextEra Energy, Inc. 6.12%	9,074	$513,225
NextEra Energy, Inc. 6.37%	3,657	259,501

		1,117,487

Gas-Distribution — 0.4%
Sempra Energy 6.00%	1,776	177,600

Independent Power Producers — 0.4%
Dynegy, Inc. 7.00%	1,932	159,875

Oil Companies-Exploration & Production — 2.4%
Anadarko Petroleum Corp. 7.50%	29,024	1,065,181

Real Estate Investment Trusts — 0.6%
American Tower Corp. 5.50%	2,202	283,507

Total Convertible Preferred Securities (cost $2,651,924)		2,803,650

Total Long-Term Investment Securities (cost $38,401,285)		42,842,915

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.6%
U.S. Government Agencies — 2.6%
Federal Home Loan Bank Disc. Notes 0.81% due 02/01/2018 (cost $1,128,000)	$1,128,000	$1,128,000

TOTAL INVESTMENTS (cost $39,529,285)(1)	100.8%	43,970,915
Liabilities in excess of other assets	(0.8)	(342,880)

NET ASSETS	100.0%	$43,628,035

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $581,228 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	424,745	USD	575,729	03/28/2018	$—	$(28,627)
	USD	13,021	EUR	10,829	03/28/2018	472	—

						472	(28,627)

BNP Paribas SA	EUR	63,078	USD	77,105	03/28/2018	—	(1,493)

Citibank N.A.	GBP	443	USD	611	03/28/2018	—	(19)

Deutsche Bank AG	EUR	103,833	USD	124,825	03/28/2018	—	(4,554)
	USD	12,694	EUR	10,328	03/28/2018	175	—

						175	(4,554)

HSBC Bank USA	EUR	26,000	USD	31,257	03/28/2018	—	(1,140)

JPMorgan Chase Bank N.A.	EUR	2,248,380	USD	2,705,035	03/28/2018	—	(96,514)
	USD	27,414	EUR	21,964	03/28/2018	—	(45)

						—	(96,559)

Merrill Lynch International	CAD	3,378,861	USD	2,711,070	03/28/2018	—	(37,733)
	EUR	35,252	USD	43,193	03/28/2018	—	(732)

						—	(38,465)

Morgan Stanley Capital Services, Inc.	EUR	60,614	USD	72,881	03/28/2018	—	(2,645)
	EUR	1,104,828	USD	1,358,391	04/19/2018	—	(20,316)

						—	(22,961)

Royal Bank of Scotland PLC	GBP	12,131	USD	17,105	03/28/2018	—	(155)

Net Unrealized Appreciation/(Depreciation)						$647	$(193,973)

CAD	— Canadian Dollar
EUR	— Euro Currency
GBP	— British Pound Sterling
USD	— United States Dollar

277

SunAmerica Series Trust SA MFS Telecom Utility Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$40,039,265	$—	$—	$40,039,265
Convertible Preferred Securities	2,803,650	—	—	2,803,650
Short-Term Investment securities	—	1,128,000	—	1,128,000

Total Investments at Value	$42,842,915	$1,128,000	$—	$43,970,915

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$647	$—	$647

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$193,973	$—	$193,973

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $781,137 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfer between Levels during the reporting period.

See Notes to Financial Statements

278

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

United States Treasury Notes	10.4%
Diversified Banking Institutions	7.7
Federal National Mtg. Assoc.	5.3
Medical-Drugs	4.3
Federal Home Loan Mtg. Corp.	3.8
United States Treasury Bonds	3.5
Diversified Financial Services	2.9
Tobacco	2.5
Diagnostic Equipment	2.4
Electric-Integrated	2.3
Banks-Super Regional	2.2
Computer Services	2.1
Diversified Manufacturing Operations	1.9
Insurance-Multi-line	1.8
Cable/Satellite TV	1.7
Food-Misc./Diversified	1.6
Pipelines	1.4
Oil Companies-Integrated	1.3
Aerospace/Defense	1.2
Oil Companies-Exploration & Production	1.2
Chemicals-Diversified	1.2
U.S. Government Agencies	1.2
Real Estate Investment Trusts	1.2
Banks-Fiduciary	1.0
Transport-Rail	1.0
Insurance-Life/Health	1.0
Telephone-Integrated	0.9
Instruments-Controls	0.9
Investment Management/Advisor Services	0.9
Medical Instruments	0.8
Electronic Components-Semiconductors	0.8
Government National Mtg. Assoc.	0.8
Internet Content-Entertainment	0.8
Medical-Wholesale Drug Distribution	0.8
Finance-Credit Card	0.7
Aerospace/Defense-Equipment	0.7
Auto-Cars/Light Trucks	0.7
Insurance Brokers	0.7
Computers	0.7
Banks-Commercial	0.6
Building Products-Air & Heating	0.6
Networking Products	0.6
Semiconductor Components-Integrated Circuits	0.6
Insurance-Property/Casualty	0.6
Food-Meat Products	0.5
Oil Refining & Marketing	0.5
Applications Software	0.5
Medical-HMO	0.5
Coatings/Paint	0.5
Electronic Forms	0.5
Advertising Agencies	0.5
Oil-Field Services	0.5
Commercial Services-Finance	0.5
Electric-Distribution	0.5
Beverages-Wine/Spirits	0.5
Medical Products	0.5
Auto/Truck Parts & Equipment-Original	0.4
Private Equity	0.4
Building & Construction Products-Misc.	0.4
Web Portals/ISP	0.4
Metal-Diversified	0.4

Soap & Cleaning Preparation	0.4%
Data Processing/Management	0.4
Cosmetics & Toiletries	0.4
Finance-Other Services	0.4
Retail-Apparel/Shoe	0.4
Finance-Investment Banker/Broker	0.3
Retail-Drug Store	0.3
Retail-Consumer Electronics	0.3
Home Decoration Products	0.3
Transport-Services	0.3
Food-Retail	0.3
Airlines	0.2
Tools-Hand Held	0.2
Beverages-Non-alcoholic	0.2
Entertainment Software	0.2
Pharmacy Services	0.2
Distribution/Wholesale	0.2
Investment Companies	0.2
Agricultural Operations	0.2
Containers-Metal/Glass	0.2
Athletic Footwear	0.2
Fisheries	0.2
Municipal Bonds & Notes	0.2
Cruise Lines	0.2
Brewery	0.2
Enterprise Software/Service	0.2
Rental Auto/Equipment	0.2
Medical-Biomedical/Gene	0.2
Medical-Generic Drugs	0.2
Banks-Special Purpose	0.2
E-Commerce/Services	0.2
Appliances	0.2
Sovereign	0.1
Food-Catering	0.1
Machinery-Farming	0.1
Consumer Products-Misc.	0.1
Textile-Apparel	0.1
Gas-Distribution	0.1
Multimedia	0.1
Electric-Generation	0.1
Building-Residential/Commercial	0.1
Hotels/Motels	0.1
Computer Data Security	0.1
Food-Confectionery	0.1
Medical Labs & Testing Services	0.1
Electric-Transmission	0.1
Banks-Money Center	0.1
Printing-Commercial	0.1
Apparel Manufacturers	0.1
Housewares	0.1
Retail-Discount	0.1
Retail-Restaurants	0.1
Agricultural Chemicals	0.1
Building Products-Wood	0.1
Small Business Administration	0.1
Insurance-Mutual	0.1
Medical-Hospitals	0.1
Machinery-Electrical	0.1
Metal-Copper	0.1

100.0%

*	Calculated as a percentage of net assets

279

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 61.1%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	37,230	$814,965
Omnicom Group, Inc.	24,456	1,874,552

		2,689,517

Aerospace/Defense — 1.2%
Boeing Co.	7,672	2,718,727
Lockheed Martin Corp.	6,842	2,427,884
Northrop Grumman Corp.	5,146	1,752,367

		6,898,978

Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	28,573	3,943,360

Agricultural Chemicals — 0.1%
Monsanto Co.	3,382	411,928

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	24,966	1,072,290

Airlines — 0.2%
Copa Holdings SA, Class A	3,778	522,611
Delta Air Lines, Inc.	14,382	816,466

		1,339,077

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	23,563	511,788

Appliances — 0.2%
Whirlpool Corp.	4,594	833,443

Applications Software — 0.4%
Microsoft Corp.	22,826	2,168,698

Athletic Footwear — 0.2%
NIKE, Inc., Class B	15,291	1,043,152

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	38,955	427,336
General Motors Co.	15,748	667,873
Hyundai Motor Co. (2nd Preferred)	2,272	221,274
Kia Motors Corp.	17,023	552,369
Toyota Motor Corp.	16,000	1,096,272

		2,965,124

Auto/Truck Parts & Equipment-Original — 0.4%
Allison Transmission Holdings, Inc.	11,688	517,077
Aptiv PLC	17,769	1,685,923
Delphi Technologies PLC	5,139	283,827

		2,486,827

Banks-Commercial — 0.1%
Royal Bank of Canada	7,506	642,709

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	56,106	3,181,210
State Street Corp.	23,975	2,641,326

		5,822,536

Banks-Super Regional — 2.2%
PNC Financial Services Group, Inc.	21,230	3,354,764
SunTrust Banks, Inc.	9,584	677,589
US Bancorp	71,083	4,061,683
Wells Fargo & Co.	63,131	4,152,757

		12,246,793

Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	12,496	501,839
PepsiCo, Inc.	6,255	752,477

		1,254,316

Security Description	Shares	Value (Note 2)
Beverages-Wine/Spirits — 0.4%
Diageo PLC	57,485	$2,067,028

Building & Construction Products-Misc. — 0.4%
Owens Corning	25,703	2,389,608

Building Products-Air & Heating — 0.6%
Johnson Controls International PLC	92,085	3,603,286

Building-Residential/Commercial — 0.1%
PulteGroup, Inc.	19,442	618,839

Cable/Satellite TV — 1.4%
Comcast Corp., Class A	181,665	7,726,212

Chemicals-Diversified — 1.2%
Celanese Corp., Series A	8,824	954,404
DowDuPont, Inc.	18,764	1,418,183
PPG Industries, Inc.	35,276	4,188,319

		6,560,906

Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	22,605	712,057
Sherwin-Williams Co.	4,415	1,841,541

		2,553,598

Commercial Services-Finance — 0.5%
Equifax, Inc.	9,143	1,142,235
Moody’s Corp.	4,794	775,621
Worldpay, Inc., Class A†	7,911	635,333

		2,553,189

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	5,874	607,430

Computer Services — 2.1%
Accenture PLC, Class A	30,633	4,922,723
Amdocs, Ltd.	14,317	979,283
Cognizant Technology Solutions Corp., Class A	4,374	341,084
DXC Technology Co.	41,196	4,101,062
International Business Machines Corp.	6,618	1,083,367

		11,427,519

Computers — 0.4%
Apple, Inc.	9,479	1,587,069
Hewlett Packard Enterprise Co.	40,185	659,034

		2,246,103

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	6,423	751,491

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	18,290	1,061,735

Cosmetics & Toiletries — 0.4%
Coty, Inc., Class A	53,425	1,047,664
Procter & Gamble Co.	12,597	1,087,625

		2,135,289

Cruise Lines — 0.2%
Carnival Corp.	14,254	1,020,729

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	11,761	1,203,856
Fiserv, Inc.†	5,844	823,069

		2,026,925

280

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment — 2.1%
Abbott Laboratories	51,747	$3,216,594
Danaher Corp.	38,041	3,852,792
Thermo Fisher Scientific, Inc.	19,207	4,304,481

		11,373,867

Distribution/Wholesale — 0.2%
HD Supply Holdings, Inc.†	5,598	217,706
LKQ Corp.†	21,561	906,209

		1,123,915

Diversified Banking Institutions — 5.6%
Bank of America Corp.	141,654	4,532,928
BNP Paribas SA	6,152	508,692
Citigroup, Inc.	82,102	6,443,365
Goldman Sachs Group, Inc.	18,103	4,849,613
JPMorgan Chase & Co.	103,184	11,935,293
Morgan Stanley	24,575	1,389,716
Sumitomo Mitsui Financial Group, Inc.	7,700	344,056
UBS Group AG	49,550	1,006,172

		31,009,835

Diversified Manufacturing Operations — 1.9%
3M Co.	10,870	2,722,935
Eaton Corp. PLC	53,026	4,452,593
Illinois Tool Works, Inc.	15,591	2,707,689
Ingersoll-Rand PLC	6,778	641,402

		10,524,619

Electric-Distribution — 0.3%
PPL Corp.	49,418	1,574,952

Electric-Generation — 0.1%
Engie SA	36,628	635,747

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	8,859	609,322
Duke Energy Corp.	25,729	2,019,727
Exelon Corp.	63,073	2,428,941
Public Service Enterprise Group, Inc.	15,627	810,573
Southern Co.	14,358	647,689
SSE PLC	45,869	849,583
WEC Energy Group, Inc.	8,373	538,384
Xcel Energy, Inc.	9,349	426,688

		8,330,907

Electronic Components-Semiconductors — 0.8%
Broadcom, Ltd.	2,912	722,263
Intel Corp.	21,463	1,033,229
Texas Instruments, Inc.	26,192	2,872,477

		4,627,969

Electronic Forms — 0.5%
Adobe Systems, Inc.†	13,760	2,748,698

Enterprise Software/Service — 0.2%
Oracle Corp.	19,301	995,739

Entertainment Software — 0.2%
Take-Two Interactive Software, Inc.†	9,874	1,250,740

Finance-Credit Card — 0.6%
American Express Co.	11,809	1,173,814
Discover Financial Services	17,541	1,399,772
Visa, Inc., Class A	6,239	775,071

		3,348,657

Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	12,550	$669,417

Finance-Other Services — 0.2%
Nasdaq, Inc.	13,573	1,098,191

Fisheries — 0.2%
Marine Harvest ASA	60,134	1,040,989

Food-Catering — 0.1%
Aramark	17,069	781,931

Food-Confectionery — 0.1%
J.M. Smucker Co.	3,468	440,055

Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	39,740	3,024,611

Food-Misc./Diversified — 1.4%
Danone SA	13,430	1,158,177
General Mills, Inc.	44,766	2,618,363
Mondelez International, Inc., Class A	13,638	605,527
Nestle SA	30,767	2,658,375
Pinnacle Foods, Inc.	9,417	583,289

		7,623,731

Food-Retail — 0.3%
Kroger Co.	33,744	1,024,468
Seven & i Holdings Co., Ltd.	8,900	365,718

		1,390,186

Gas-Distribution — 0.1%
Sempra Energy	6,388	683,644

Home Decoration Products — 0.3%
Newell Brands, Inc.	59,088	1,562,287

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	4,140	609,988

Housewares — 0.1%
Tupperware Brands Corp.	8,569	494,945

Instruments-Controls — 0.9%
Honeywell International, Inc.	29,998	4,789,781

Insurance Brokers — 0.6%
Aon PLC	22,520	3,201,668

Insurance-Life/Health — 1.0%
Athene Holding, Ltd., Class A†	13,842	694,315
Brighthouse Financial, Inc.†	1,403	90,157
Prudential Financial, Inc.	30,389	3,610,821
Unum Group	16,503	877,794

		5,273,087

Insurance-Multi-line — 1.8%
Chubb, Ltd.	28,498	4,449,963
MetLife, Inc.	84,488	4,061,338
Zurich Insurance Group AG	4,494	1,476,997

		9,988,298

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	22,616	$3,390,591

Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	22,944	4,288,004

Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	4,336	2,435,965
Franklin Resources, Inc.	9,412	399,163
Invesco, Ltd.	14,870	537,253
T. Rowe Price Group, Inc.	12,069	1,347,262

		4,719,643

281

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Electrical — 0.1%
Regal Beloit Corp.	3,646	$284,023

Machinery-Farming — 0.1%
Deere & Co.	4,640	772,189

Medical Instruments — 0.7%
Medtronic PLC	48,154	4,135,947

Medical Products — 0.2%
Zimmer Biomet Holdings, Inc.	7,419	943,103

Medical-Biomedical/Gene — 0.1%
Biogen, Inc.†	1,641	570,756

Medical-Drugs — 3.9%
Bayer AG	13,738	1,798,087
Bristol-Myers Squibb Co.	16,441	1,029,207
Eli Lilly & Co.	29,420	2,396,259
Johnson & Johnson	44,608	6,164,379
Merck & Co., Inc.	30,901	1,830,884
Novartis AG	8,976	812,011
Pfizer, Inc.	174,986	6,481,481
Roche Holding AG	3,617	891,669

		21,403,977

Medical-Generic Drugs — 0.1%
Mylan NV†	13,571	581,517

Medical-HMO — 0.5%
Cigna Corp.	7,668	1,597,628
Humana, Inc.	2,199	619,744
Molina Healthcare, Inc.†	7,486	683,921

		2,901,293

Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	24,903	4,205,619

Metal-Diversified — 0.3%
Rio Tinto PLC	31,291	1,742,486

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,455	167,429

Multimedia — 0.1%
Time Warner, Inc.	6,907	658,582

Networking Products — 0.6%
Cisco Systems, Inc.	86,732	3,602,847

Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp.	14,024	842,141
EOG Resources, Inc.	19,509	2,243,535
EQT Corp.	9,935	539,371
Hess Corp.	12,190	615,717
Noble Energy, Inc.	18,562	566,512
Occidental Petroleum Corp.	17,157	1,286,261
Pioneer Natural Resources Co.	3,801	695,241

		6,788,778

Oil Companies-Integrated — 1.3%
BP PLC	242,353	1,724,309
Chevron Corp.	17,197	2,155,644
Eni SpA	51,854	932,599
Exxon Mobil Corp.	27,214	2,375,782

		7,188,334

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	7,998	554,022
Phillips 66	8,046	823,910

		1,377,932

Security Description	Shares	Value (Note 2)
Oil-Field Services — 0.5%
Schlumberger, Ltd.	36,296	$2,670,660

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	14,486	1,147,001

Pipelines — 0.8%
Enterprise Products Partners LP	75,764	2,092,602
Plains All American Pipeline LP	29,620	621,131
Plains GP Holdings LP, Class A	28,048	596,861
Williams Partners LP	33,235	1,392,547

		4,703,141

Printing-Commercial — 0.1%
Transcontinental, Inc., Class A	28,039	566,935

Private Equity — 0.4%
Apollo Global Management LLC, Class A	42,984	1,536,678
Blackstone Group LP	26,116	954,540

		2,491,218

Real Estate Investment Trusts — 1.0%
AGNC Investment Corp.	12,162	228,524
Annaly Capital Management, Inc.	54,283	572,143
Iron Mountain, Inc.	14,789	518,059
Medical Properties Trust, Inc.	136,981	1,791,711
Public Storage	1,930	377,817
Simon Property Group, Inc.	4,712	769,799
STAG Industrial, Inc.	11,209	283,812
Starwood Property Trust, Inc.	13,335	271,901
STORE Capital Corp.	7,157	175,418
Washington Prime Group, Inc.	67,225	442,340

		5,431,524

Retail-Apparel/Shoe — 0.3%
Ross Stores, Inc.	17,182	1,415,625

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	21,680	1,583,941

Retail-Discount — 0.1%
Walmart, Inc.	3,954	421,496

Retail-Drug Store — 0.3%
CVS Health Corp.	22,869	1,799,562

Retail-Restaurants — 0.1%
Starbucks Corp.	7,253	412,043

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	3,122	286,849
Maxim Integrated Products, Inc.	14,637	892,857
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	50,555	2,290,647

		3,470,353

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	12,150	1,173,597

Telephone-Integrated — 0.5%
TDC A/S	50,839	339,323
Verizon Communications, Inc.	43,687	2,362,156

		2,701,479

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	2,353	737,937

282

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 2.3%
Altria Group, Inc.	56,766	$3,992,920
Japan Tobacco, Inc.	8,200	271,305
Philip Morris International, Inc.	77,450	8,304,964

		12,569,189

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	7,951	1,321,695

Toys — 0.0%
Hasbro, Inc.	2,297	217,227

Transport-Rail — 1.0%
Canadian National Railway Co.	7,493	600,339
Union Pacific Corp.	36,476	4,869,546

		5,469,885

Transport-Services — 0.3%
United Parcel Service, Inc., Class B	11,755	1,496,647

Web Portals/ISP — 0.3%
Alphabet, Inc., Class A†	1,401	1,656,291

Total Common Stocks (cost $237,495,057)		339,079,373

CONVERTIBLE PREFERRED SECURITIES — 0.4%
Electric-Integrated — 0.1%
NextEra Energy, Inc. 6.12%	4,241	239,871
NextEra Energy, Inc. 6.37%	4,902	347,846

		587,717

Medical-Drugs — 0.3%
Allergan PLC 5.50%	2,479	1,605,648

Total Convertible Preferred Securities (cost $2,693,519)		2,193,365

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Commercial — 0.1%
BPCE SA 12.50% due 09/30/2019*(1)	287,000	329,333

Banks-Money Center — 0.1%
BBVA Bancomer SA Sub. Notes 6.75% due 09/30/2022*	510,000	567,502

Total Preferred Securities/Capital Securities (cost $853,979)		896,835

ASSET BACKED SECURITIES — 2.9%
Diversified Financial Services — 2.9%
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 2.60% (3 ML+1.25%) due 10/18/2027*(3)(5)	514,000	513,737
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	627,085
Banchmark Mtg. Trust Series 2018-B1, Class A5 3.67% due 01/15/2051(4)	763,000	781,917

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 3.17% (1 ML+1.60%) due 12/28/2040*(5)	$326,040	$289,945
CD Commercial Mtg. Trust VRS Series 2017-CD4, Class A4 3.51% due 05/10/2050(2)(4)	936,324	947,211
Cent CLO LP FRS Series 2014-21A, Class A1BR 2.58% (3 ML+1.21%) due 07/27/2026*(3)	590,176	590,473
Cent CLO LP FRS Series 2013-17A, Class A1 2.68% (3 ML+1.30%) due 01/30/2025*(3)	239,193	239,461
Chesapeake Funding II LLC FRS Series 2016-2A, Class A2 2.56% (1 ML+1.00%) due 06/15/2028*(5)	509,029	511,623
Citigroup Commercial Mtg. Trust Series 2017-C4, Class A4 3.47% due 10/12/2050(4)	245,404	247,045
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(4)	607,952	611,783
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(4)	821,121	842,665
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(4)	467,518	474,908
Dryden Senior Loan Fund FRS Series 2013-26A, Class A 2.82% (3 ML+1.10%) due 07/15/2025*(3)	557,618	557,929
Dryden Senior Loan Fund FRS Series 2014-34A, Class AR 2.88% (3 ML+1.16%) due 10/15/2026*(3)	882,000	882,594
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	346,833
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	267,490
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(2)	95,404	96,671
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(4)	879,375	887,974
GS Mtg. Securities Trust Series 2017-GS6, Class A3 3.43% due 05/10/2050(4)	431,816	433,726
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 2.90% (3 ML+1.15%) due 04/25/2025*(3)	533,014	533,444
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(4)	635,131	633,359

283

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(4)	$1,010,000	$1,024,639
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(4)	166,564	167,576
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(4)	324,355	328,145
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(4)	294,880	298,268
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.29% due 11/15/2030*(2)(4)(6)	246,124	2
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 3.53% (3 ML+1.80%) due 04/18/2025*(3)	905,390	907,634
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035(2)	185,794	175,814
UBS Commercial Mtg. Trust Series 2017-C7, Class A4 3.68% due 12/15/2050(4)	743,000	757,268
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(4)	893,749	911,088

Total Asset Backed Securities (cost $16,139,721)		15,888,307

U.S. CORPORATE BONDS & NOTES — 7.8%
Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	677,000	749,462

Auto-Cars/Light Trucks — 0.2%
General Motors Co. Senior Notes 5.15% due 04/01/2038	146,000	152,931
General Motors Co. Senior Notes 6.75% due 04/01/2046	234,000	291,772
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	483,000	483,261

		927,964

Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 3.80% due 09/15/2027	251,000	248,922

Banks-Commercial — 0.0%
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	250,000	247,665

Banks-Super Regional — 0.0%
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	271,449

Security Description	Principal Amount	Value (Note 2)
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	$446,000	$441,275

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	1,016,038

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	182,000	177,166

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	381,000	396,240

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	449,000	469,448
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	193,000	188,602
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	945,653

		1,603,703

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	240,000	251,704

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	250,000	263,831

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	740,000	741,020
Apple, Inc. Senior Notes 3.35% due 02/09/2027	470,000	469,928
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	231,529

		1,442,477

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	131,000	133,665

Diagnostic Equipment — 0.3%
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	468,000	533,865
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	502,853

284

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment (continued)
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	$700,000	$681,968

		1,718,686

Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023*	496,000	490,942
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	363,000	362,226
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	357,000	359,219
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	837,855
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,341,188
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	461,037
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	106,000	107,067
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	647,000	651,039
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,137,000	1,157,694
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	246,000	246,225
Morgan Stanley Senior Notes 3.13% due 01/23/2023	447,000	445,064
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,047,000	1,049,208
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	682,610
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	255,964
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,279,804

		9,727,142

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	855,000	836,627

Electric-Integrated — 0.6%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	423,903

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	$82,000	$76,367
Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	698,424
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	532,279
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	205,671
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	670,820
Southern Co. Senior Notes 3.25% due 07/01/2026	804,000	777,363

		3,384,827

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	577,353

Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	748,000	746,501

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp. Senior Notes 3.20% due 01/25/2028	545,000	534,830
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	211,000	207,330
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	487,000	547,255

		1,289,415

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	304,000	296,861
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	188,000	189,186
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	543,328

		1,029,375

Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	150,176

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	540,000	507,479

285

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	$223,000	$241,995

		749,474

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	604,228

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	297,000	322,918

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	245,000	242,054

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	600,000	657,875

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	133,000	133,696
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	431,000	453,968

		587,664

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	325,000	324,764
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	448,000	474,647
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	771,000	758,764

		1,558,175

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 2.88% due 08/15/2020	320,000	321,328

Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	35,000	33,646
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	279,000	279,347

		312,993

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	229,000	280,819

Security Description	Principal Amount	Value (Note 2)
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	$427,000	$439,037

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	529,000	534,638
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	357,000	378,213
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	563,000	637,844

		1,550,695

Pipelines — 0.5%
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	587,848
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	533,191
Kinder Morgan Energy Partners LP Company Guar. Notes 7.40% due 03/15/2031	110,000	134,316
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	542,000	577,031
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	678,000	719,925

		2,552,311

Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	253,000	248,373
American Tower Corp. Senior Notes 3.60% due 01/15/2028	253,000	245,305
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	414,000	403,570

		897,248

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	937,540

Retail-Apparel/Shoe — 0.1%
Coach, Inc. Senior Notes 4.13% due 07/15/2027	357,000	354,526

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027*	150,000	148,014

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	518,405

286

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 3.40% due 08/14/2024	$847,000	$846,954
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	508,877
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	564,000	601,041

		2,475,277

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	457,000	556,705

Total U.S. Corporate Bonds & Notes (cost $41,774,248)		43,180,544

FOREIGN CORPORATE BONDS & NOTES — 2.2%
Banks-Commercial — 0.4%
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	400,000	421,198
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	554,891
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 4.10% due 09/09/2023*	530,000	551,036
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	240,000	268,200
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	728,582

		2,523,907

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 4.88% due 06/17/2019	840,000	870,257

Diversified Banking Institutions — 0.3%
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	694,000	700,511
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*(5)	523,000	538,527
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	524,000	542,519

		1,781,557

E-Commerce/Products — 0.0%
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	200,000	200,087

Electric-Distribution — 0.2%
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(5)	561,000	561,378

Security Description	Principal Amount	Value (Note 2)
Electric-Distribution (continued)
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	$394,000	$385,864

		947,242

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	400,000	425,850

Food-Misc./Diversified — 0.1%
Danone SA Senior Notes 2.95% due 11/02/2026*	694,000	660,627

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,079,924

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	486,000	465,601

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	288,000	289,169

Oil Companies-Integrated — 0.0%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	202,515

Pipelines — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	791,552
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	58,000	58,968

		850,520

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	357,000	339,306
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	659,470

		998,776

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	517,000	518,606

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	692,993

Total Foreign Corporate Bonds & Notes (cost $12,297,765)		12,507,631

287

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 10.0%
Federal Home Loan Mtg. Corp. — 3.8%
3.00% due 03/01/2043	$347,646	$342,751
3.00% due 04/01/2043	809,679	798,335
3.00% due 05/01/2043	707,858	697,809
3.00% due 05/01/2046	364,040	357,404
3.00% due 10/01/2046	659,387	647,366
3.00% due 11/01/2046	875,884	859,918
3.50% due 02/01/2042	367,602	373,079
3.50% due 04/01/2042	225,809	229,780
3.50% due 12/01/2042	567,624	576,552
3.50% due 04/01/2043	156,881	159,347
3.50% due 07/01/2043	29,484	29,923
3.50% due 08/01/2043	360,779	366,066
3.50% due 12/01/2045	440,457	445,470
3.50% due 11/01/2046	276,384	279,533
3.50% due 12/01/2046	1,176,894	1,190,303
3.50% due 01/01/2047	1,008,601	1,020,094
4.00% due 11/01/2040	430,198	446,425
4.00% due 01/01/2041	893,288	927,000
4.00% due 04/01/2044	298,684	308,857
4.00% due 08/01/2047	757,103	782,750
4.50% due 08/01/2018	4,153	4,192
4.50% due 11/01/2018	12,334	12,452
4.50% due 01/01/2019	3,670	3,704
4.50% due 03/01/2019	1,183	1,195
4.50% due 08/01/2019	1,318	1,340
4.50% due 02/01/2020	2,635	2,660
4.50% due 08/01/2024	119,787	124,951
4.50% due 04/01/2035	23,516	24,880
4.50% due 07/01/2039	184,061	194,653
4.50% due 09/01/2039	80,674	85,321
4.50% due 10/01/2039	46,467	49,151
4.50% due 12/01/2039	71,495	75,613
4.50% due 05/01/2042	125,843	133,064
5.00% due 03/01/2018	629	639
5.00% due 05/01/2018	1,863	1,893
5.00% due 09/01/2018	3,397	3,451
5.00% due 02/01/2019	8,984	9,127
5.00% due 09/01/2033	100,522	108,284
5.00% due 03/01/2034	37,729	41,098
5.00% due 04/01/2034	17,859	19,240
5.00% due 08/01/2035	24,996	26,936
5.00% due 10/01/2035	58,926	63,972
5.00% due 11/01/2035	174,379	188,414
5.00% due 12/01/2036	31,800	34,364
5.00% due 07/01/2039	239,749	259,668
5.50% due 01/01/2019	4,796	4,808
5.50% due 04/01/2019	1,327	1,332
5.50% due 06/01/2019	912	915
5.50% due 07/01/2019	985	986
5.50% due 12/01/2033	71,710	80,530
5.50% due 01/01/2034	102,335	112,542
5.50% due 04/01/2034	17,604	19,149
5.50% due 11/01/2034	12,009	13,191
5.50% due 05/01/2035	13,997	15,185
5.50% due 09/01/2035	17,901	19,436
5.50% due 10/01/2035	18,707	20,652
6.00% due 08/01/2019	9,566	9,697
6.00% due 09/01/2019	871	872
6.00% due 11/01/2019	3,297	3,314
6.00% due 05/01/2021	3,725	3,814
6.00% due 10/01/2021	26,185	26,888
6.00% due 04/01/2034	56,362	63,421

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
6.00% due 07/01/2034	$48,399	$54,267
6.00% due 08/01/2034	117,097	132,283
6.00% due 09/01/2034	5,102	5,669
6.00% due 07/01/2035	32,339	36,154
6.00% due 08/01/2035	27,976	31,362
6.00% due 11/01/2035	44,438	49,968
6.00% due 03/01/2036	14,654	16,285
6.00% due 07/01/2036	14,537	16,154
6.00% due 10/01/2036	28,423	31,887
6.00% due 01/01/2037	38,964	43,861
6.00% due 03/01/2037	8,255	9,174
6.00% due 05/01/2037	60,908	68,701
6.00% due 06/01/2037	27,401	30,766
6.50% due 05/01/2034	7,182	7,960
6.50% due 06/01/2034	35,007	38,797
6.50% due 08/01/2034	39,906	44,227
6.50% due 10/01/2034	29,974	33,660
6.50% due 11/01/2034	1,383	1,532
6.50% due 05/01/2037	41,901	47,636
6.50% due 07/01/2037	24,856	27,700
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K071, Class X1 0.29% due 11/25/2027(4)(6)	2,291,740	58,110
Series K712, Class A2 1.87% due 11/25/2019(4)	220,629	218,998
Series K704, Class A2 2.41% due 08/25/2018(4)	268,786	268,662
Series K503, Class A2 2.46% due 08/25/2019(4)	200,000	200,213
Series K026, Class A2 2.51% due 11/25/2022(4)	308,000	304,839
Series K042, Class A2 2.67% due 12/25/2024(4)	320,000	315,533
Series K055, Class A2 2.67% due 03/25/2026(4)	232,000	226,268
Series K720, Class A2 2.72% due 06/25/2022(4)	218,832	218,927
Series K718, Class A2 2.79% due 01/25/2022(4)	299,000	300,308
Series K028, Class A2 3.11% due 02/25/2023(4)	439,000	445,682
Series K702, Class A2 3.15% due 02/25/2018(4)	10,861	10,846
Series K041, Class A2 3.17% due 10/25/2024(4)	267,000	271,068
Series K071, Class A2 3.29% due 11/25/2027(4)	494,000	500,476
Series K060, Class A2 3.30% due 10/25/2026(4)	193,000	196,127
Series K003, Class A5 5.09% due 03/25/2019(4)	793,000	810,529
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20% due 11/25/2027(2)(4)(6)	3,192,000	63,738
Series K070, Class XAM 0.24% due 12/25/2027*(2)(4)(5)(6)	1,984,000	47,565
Series K721, Class XAM 0.28% due 11/25/2024(2)(4)(6)	3,013,000	57,571
Series K069, Class XAM 0.28% due 09/25/2027(2)(4)(6)	2,042,000	54,291

288

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K072, Class XAM 0.29% due 12/25/2027(2)(4)(6)	$2,208,000	$60,676
Series K154, Class X1 0.31% due 11/25/2032(2)(4)(6)	1,762,634	59,217
Series K728, Class XAM 0.31% due 08/25/2024(2)(4)(6)	2,996,000	66,109
Series K070, Class X1 0.33% due 11/25/2027*(2)(4)(5)(6)	2,069,595	60,010
Series K068, Class XAM 0.33% due 08/25/2027(2)(4)(6)	1,898,000	57,874
Series K729, Class X1 0.37% due 10/25/2024(2)(4)(6)	4,042,178	86,348
Series K069, Class X1 0.37% due 09/25/2027(2)(4)(6)	1,712,426	55,025
Series K072, Class X1 0.37% due 12/25/2027(2)(4)(6)	3,552,000	113,396
Series K728, Class X1 0.42% due 08/25/2024(2)(4)(6)	5,561,732	133,947
Series K068, Class X1 0.44% due 08/25/2027(2)(4)(6)	1,338,288	48,141
Series K727, Class XAM 0.51% due 07/25/2024(2)(4)(6)	2,786,000	89,085
Series K067, Class X1 0.58% due 07/25/2027(2)(4)(6)	2,377,289	112,735
Series K727, Class X1 0.62% due 07/25/2024(2)(4)(6)	1,026,136	34,715
Series K066, Class XAM 0.63% due 06/25/2027(2)(4)(6)	2,696,000	146,833
Series K066, Class X1 0.75% due 06/25/2027(2)(4)(6)	919,428	54,997
Series K726, Class X1 0.88% due 04/25/2024(2)(4)(6)	1,232,441	56,650
Series K033, Class A2 3.06% due 07/25/2023(2)(4)	135,000	136,728
Series K728, Class A2 3.06% due 08/25/2024(2)(4)	156,000	157,479
Series K069, Class A2 3.19% due 09/25/2027(2)(4)	148,000	148,868
Series K064, Class A2 3.22% due 03/25/2027(2)(4)	204,000	206,255
Series K030, Class A2 3.25% due 04/25/2023(2)(4)	507,000	518,297
Series K029, Class A2 3.32% due 02/25/2023(2)(4)	143,000	146,621
Series K035, Class A2 3.46% due 08/25/2023(2)(4)	523,000	540,055

		21,093,611

Federal National Mtg. Assoc. — 5.3%
2.28% due 11/01/2026	97,987	92,868
2.41% due 05/01/2023	100,754	98,805
2.55% due 05/01/2023	92,291	91,105
2.59% due 05/01/2023	94,607	93,561
2.70% due 07/01/2025	75,000	73,612
3.00% due 12/01/2031	850,097	855,684
3.00% due 09/01/2046	137,864	135,553
3.00% due 10/01/2046	541,231	532,156
3.00% due 11/01/2046	669,146	657,926
3.50% due 11/01/2041	32,759	33,263
3.50% due 01/01/2042	424,867	431,491
3.50% due 01/01/2043	149,459	151,678
3.50% due 04/01/2043	508,193	515,513

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.50% due 05/01/2043	$684,803	$694,378
3.50% due 07/01/2043	782,137	792,193
3.50% due 08/01/2043	255,294	259,084
3.50% due 09/01/2043	1,046,612	1,060,476
3.50% due 02/01/2045	741,726	752,884
3.50% due 09/01/2045	887,117	896,160
3.50% due 10/01/2045	598,660	606,884
3.50% due 01/01/2046	188,154	190,836
3.50% due 05/01/2046	281,692	285,213
3.50% due 07/01/2046	791,262	801,714
3.50% due 10/01/2046	249,128	251,727
3.50% due 12/01/2046	635,646	642,328
3.50% due 01/01/2047	98,131	99,167
3.50% due March 30 TBA	449,000	452,411
3.75% due 07/01/2018	43,634	43,804
3.80% due 02/01/2018	80,331	80,224
4.00% due 09/01/2040	760,720	789,676
4.00% due 11/01/2040	176,190	182,878
4.00% due 12/01/2040	175,054	181,643
4.00% due 12/01/2040	244,999	254,305
4.00% due 02/01/2041	472,928	490,959
4.00% due 06/01/2041	484,749	503,033
4.00% due 11/01/2041	162,152	168,232
4.00% due 01/01/2042	1,064,302	1,104,211
4.00% due 04/01/2042	147,572	153,667
4.00% due 10/01/2042	117,763	122,626
4.00% due 12/01/2042	141,866	147,715
4.00% due 01/01/2043	222,504	231,250
4.00% due 04/01/2043	35,403	36,730
4.00% due 05/01/2043	455,157	473,108
4.00% due 06/01/2043	202,863	210,476
4.00% due 07/01/2043	199,897	207,744
4.00% due 01/01/2044	86,716	90,355
4.00% due 04/01/2044	94,316	97,844
4.00% due 05/01/2044	348,115	361,144
4.00% due 11/01/2044	176,295	182,308
4.00% due 02/01/2045	275,408	287,485
4.00% due 06/01/2047	705,695	729,919
4.00% due 07/01/2047	1,054,981	1,091,336
4.00% due 09/01/2047	761,536	787,936
4.50% due 04/01/2018	623	628
4.50% due 06/01/2018	2,160	2,179
4.50% due 07/01/2018	761	767
4.50% due 03/01/2019	4,416	4,454
4.50% due 04/01/2020	14,836	14,972
4.50% due 07/01/2020	4,160	4,201
4.50% due 08/01/2033	103,475	109,405
4.50% due 03/01/2034	321,676	340,719
4.50% due 01/01/2040	99,271	105,478
4.50% due 02/01/2041	196,814	209,517
4.50% due 04/01/2041	287,179	305,550
4.50% due 01/01/2043	212,886	226,144
4.50% due 04/01/2044	1,236,755	1,313,540
4.50% due 06/01/2044	140,237	148,963
4.60% due 09/01/2019	77,858	80,308
5.00% due 02/01/2018	30	30
5.00% due 12/01/2018	10,265	10,412
5.00% due 07/01/2019	6,246	6,335
5.00% due 11/01/2019	12,557	12,737
5.00% due 03/01/2020	7,540	7,648
5.00% due 07/01/2020	6,524	6,618
5.00% due 08/01/2020	6,766	6,918
5.00% due 12/01/2020	16,805	17,137

289

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 03/01/2026	$52,023	$56,924
5.00% due 11/01/2033	55,147	59,523
5.00% due 03/01/2034	43,254	46,771
5.00% due 05/01/2034	17,872	19,291
5.00% due 08/01/2034	17,760	19,165
5.00% due 09/01/2034	49,149	53,050
5.00% due 06/01/2035	72,659	78,393
5.00% due 07/01/2035	162,308	175,119
5.00% due 08/01/2035	35,236	38,019
5.00% due 09/01/2035	25,950	28,002
5.00% due 10/01/2035	135,703	146,515
5.00% due 10/01/2039	57,363	61,930
5.00% due 11/01/2039	80,695	87,395
5.00% due 11/01/2040	50,708	54,625
5.00% due 01/01/2041	11,697	12,491
5.00% due 03/01/2041	36,668	39,664
5.50% due 07/01/2019	17,550	17,741
5.50% due 08/01/2019	2,651	2,678
5.50% due 09/01/2019	16,867	17,088
5.50% due 01/01/2021	18,289	18,651
5.50% due 03/01/2021	6,851	7,016
5.50% due 05/01/2022	10,836	11,211
5.50% due 02/01/2033	43,633	47,904
5.50% due 06/01/2033	67,322	74,203
5.50% due 07/01/2033	219,214	241,053
5.50% due 11/01/2033	73,140	80,478
5.50% due 12/01/2033	7,916	8,600
5.50% due 01/01/2034	61,936	67,717
5.50% due 02/01/2034	112,509	123,496
5.50% due 03/01/2034	22,438	24,942
5.50% due 04/01/2034	29,202	31,772
5.50% due 05/01/2034	147,437	162,910
5.50% due 06/01/2034	12,220	13,419
5.50% due 07/01/2034	164,221	180,466
5.50% due 09/01/2034	187,821	204,791
5.50% due 10/01/2034	302,647	332,360
5.50% due 11/01/2034	333,367	366,752
5.50% due 12/01/2034	137,486	151,238
5.50% due 01/01/2035	245,998	270,681
5.50% due 04/01/2035	31,650	34,807
5.50% due 09/01/2035	117,157	129,435
5.50% due 06/01/2036	63,035	68,462
5.50% due 03/01/2037	24,523	26,706
6.00% due 03/01/2018	11	11
6.00% due 11/01/2018	1,462	1,470
6.00% due 01/01/2021	11,725	11,955
6.00% due 05/01/2021	5,152	5,294
6.00% due 07/01/2021	26,599	27,369
6.00% due 04/01/2034	72,154	81,460
6.00% due 05/01/2034	72,743	80,888
6.00% due 06/01/2034	206,677	233,853
6.00% due 07/01/2034	93,418	105,393
6.00% due 08/01/2034	43,451	48,459
6.00% due 10/01/2034	120,488	135,591
6.00% due 11/01/2034	14,590	16,234
6.00% due 12/01/2034	4,251	4,726
6.00% due 08/01/2035	21,278	23,767
6.00% due 09/01/2035	46,948	52,648
6.00% due 10/01/2035	39,531	44,525
6.00% due 11/01/2035	7,583	8,432
6.00% due 12/01/2035	97,530	109,940
6.00% due 02/01/2036	76,877	85,575

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.00% due 03/01/2036	$9,402	$10,523
6.00% due 04/01/2036	26,764	30,241
6.00% due 06/01/2036	5,976	6,740
6.00% due 12/01/2036	18,180	20,424
6.00% due 07/01/2037	33,436	37,664
6.50% due 06/01/2031	24,189	26,968
6.50% due 07/01/2031	722	800
6.50% due 09/01/2031	16,163	17,907
6.50% due 07/01/2032	70,074	78,597
6.50% due 08/01/2032	43,371	49,091
6.50% due 01/01/2033	33,111	36,953
6.50% due 04/01/2034	11,411	12,944
6.50% due 06/01/2034	12,974	14,374
6.50% due 08/01/2034	25,516	28,269
6.50% due 05/01/2036	30,622	33,927
6.50% due 01/01/2037	11,264	12,479
6.50% due 02/01/2037	54,525	60,410
6.50% due 05/01/2037	26,537	29,401
6.50% due 07/01/2037	30,382	33,661
Federal National Mtg. Assoc. Multifamily REMIC Trust FRS Series 2015-M12, Class FA 1.84% (1ML+0.34%) due 04/25/2020(4)	57,112	57,146
Federal National Mtg. Assoc. REMIC
Series 2015-61, Class PA 2.00% due 05/25/2044(7)	142,271	138,001
Series 2011-M7, Class A2 2.58% due 09/25/2018(4)	132,603	132,500
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.60% due 12/25/2026(2)(4)	316,000	304,374

		29,438,376

Government National Mtg. Assoc. — 0.8%
3.50% due 12/15/2041	219,168	224,417
3.50% due 02/15/2042	83,802	85,809
3.50% due 06/20/2043	441,745	452,256
3.50% due 07/20/2043	569,758	583,316
4.00% due 01/20/2041	534,619	562,490
4.00% due 02/20/2041	134,231	141,244
4.00% due 04/20/2041	101,415	106,701
4.00% due 02/20/2042	143,192	150,656
4.50% due 07/20/2033	9,420	9,939
4.50% due 09/20/2033	65,426	69,025
4.50% due 12/20/2034	24,231	25,536
4.50% due 11/15/2039	157,518	167,644
4.50% due 03/15/2040	180,012	192,598
4.50% due 04/15/2040	197,315	210,023
4.50% due 06/15/2040	76,224	80,771
4.50% due 01/20/2041	128,820	136,162
5.00% due 07/20/2033	13,778	14,818
5.00% due 06/15/2034	66,143	71,310
5.00% due 10/15/2034	28,670	30,910
5.50% due 11/15/2032	97,094	106,229
5.50% due 05/15/2033	237,149	260,767
5.50% due 12/15/2033	72,862	80,255
5.50% due 10/15/2035	1,992	2,195
6.00% due 09/15/2032	60,983	69,047
6.00% due 04/15/2033	93,301	104,905
6.00% due 02/15/2034	96,883	108,793
6.00% due 07/15/2034	38,051	42,897

290

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 09/15/2034	$23,233	$25,843
6.00% due 01/20/2035	18,823	21,380
6.00% due 02/20/2035	26,137	30,214
6.00% due 04/20/2035	15,384	17,363
6.00% due 01/15/2038	95,135	107,264
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.66% due 02/16/2059(2)(4)(6)	1,517,530	93,816

		4,386,593

Small Business Administration — 0.1%
Series 2003-20G, Class 1 4.35% due 07/01/2023	10,815	11,136
Series 2004-20D, Class 1 4.77% due 04/01/2024	40,943	42,386
Series 2005-20C, Class 1 4.95% due 03/01/2025	97,322	101,167
Series 2004-20I, Class 1 4.99% due 09/01/2024	63,946	66,709
Series 2004-20E, Class 1 5.18% due 05/01/2024	60,941	63,642
Series 2004-20F, Class 1 5.52% due 06/01/2024	66,441	69,500

		354,540

Sovereign Agency — 0.0%
Financing Corp. 9.65% due 11/02/2018	235,000	248,408

Total U.S. Government Agencies (cost $55,519,350)		55,521,528

U.S. GOVERNMENT TREASURIES — 13.9%
United States Treasury Bonds — 3.5%
2.50% due 02/15/2045	4,616,000	4,240,770
2.88% due 05/15/2043	4,855,200	4,816,889
2.88% due 11/15/2046	2,075,000	2,047,847
3.50% due 02/15/2039	1,914,000	2,106,596
4.50% due 08/15/2039	3,761,400	4,748,474
5.00% due 05/15/2037	16,000	21,171
5.25% due 02/15/2029	1,000	1,240
6.00% due 02/15/2026	170,000	210,873
6.25% due 08/15/2023	128,000	152,400
6.75% due 08/15/2026	377,000	494,238
8.00% due 11/15/2021	318,000	382,196

		19,222,694

United States Treasury Notes — 10.4%
1.00% due 06/30/2019	15,859,000	15,629,788
1.38% due 09/30/2019	7,193,800	7,108,936
1.38% due 02/29/2020	497,000	488,962
1.75% due 11/30/2021	11,215,000	10,939,006
1.75% due 09/30/2022	799,000	772,315
2.00% due 11/15/2026	1,150,000	1,085,492
2.50% due 08/15/2023	8,400,000	8,369,156
3.13% due 05/15/2019	3,511,000	3,559,688
3.13% due 05/15/2021	7,914,000	8,105,358
3.50% due 05/15/2020	1,809,000	1,860,867

		57,919,568

Total U.S. Government Treasuries (cost $77,332,529)		77,142,262

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,616)	$675,000	$1,023,435

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Sovereign — 0.1%
United Mexican States Senior Bonds 4.75% due 03/08/2044 (cost $837,869)	849,000	848,151

Total Long-Term Investment Securities (cost $445,646,653)		548,281,431

SHORT-TERM INVESTMENT SECURITIES — 1.2%
U.S. Government Agencies — 1.2%
Federal Home Loan Bank Disc. Notes 0.81% due 02/01/2018 (cost $6,514,000)	6,514,000	6,514,000

TOTAL INVESTMENTS (cost $452,160,653) (8)	100.0%	554,795,431
Liabilities in excess of other assets	(0.0)	(119,593)

NET ASSETS	100.0%	$554,675,838

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $18,733,200 representing 3.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity – maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Illiquid security. At January 31, 2018, the aggregate value of these securities was $2,522,785 representing 0.5% of net assets.
(6)	Interest Only
(7)	Collateralized Mortgage Obligation
(8)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

IO — Interest Only

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of January 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

291

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$339,079,373	$—	$—	$339,079,373
Convertible Preferred Securities	2,193,365	—	—	2,193,365
Preferred Securities/Capital Securities	—	896,835	—	896,835
Asset Backed Securities	—	15,888,307	—	15,888,307
U.S. Corporate Bonds & Notes	—	43,180,544	—	43,180,544
Foreign Corporate Bonds & Notes	—	12,507,631	—	12,507,631
U.S. Government Agencies	—	55,521,528	—	55,521,528
U.S. Government Treasuries	—	77,142,262	—	77,142,262
Municipal Bonds & Notes	—	1,023,435	—	1,023,435
Foreign Government Obligations	—	848,151	—	848,151
Short-Term Investment Securities	—	6,514,000	—	6,514,000

Total Investments at Value	$341,272,738	$213,522,693	$—	$554,795,431

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

292

SunAmerica Series Trust SA Mid Cap Index Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	7.9%
Real Estate Investment Trusts	7.8
Exchange-Traded Funds	4.3
Electric-Integrated	2.2
Gas-Distribution	2.2
Retail-Restaurants	1.9
Chemicals-Specialty	1.9
Data Processing/Management	1.8
Insurance-Property/Casualty	1.6
Food-Misc./Diversified	1.5
Computer Services	1.5
Steel-Producers	1.5
Oil Companies-Exploration & Production	1.4
Building-Residential/Commercial	1.4
Medical-Biomedical/Gene	1.4
Electronic Components-Semiconductors	1.4
Medical Products	1.4
Medical Instruments	1.4
Electronic Measurement Instruments	1.3
Machinery-General Industrial	1.3
Transport-Truck	1.2
Diversified Manufacturing Operations	1.2
Investment Management/Advisor Services	1.1
Electronic Parts Distribution	1.0
Repurchase Agreements	0.9
Industrial Automated/Robotic	0.9
Commercial Services-Finance	0.9
Applications Software	0.9
Insurance-Multi-line	0.9
Insurance-Reinsurance	0.9
Oil & Gas Drilling	0.9
Enterprise Software/Service	0.9
Aerospace/Defense-Equipment	0.9
Savings & Loans/Thrifts	0.8
Electronic Components-Misc.	0.8
Oil Refining & Marketing	0.8
Semiconductor Equipment	0.8
Entertainment Software	0.8
Medical-HMO	0.7
Semiconductor Components-Integrated Circuits	0.7
Decision Support Software	0.7
Retail-Automobile	0.6
Recreational Vehicles	0.6
Distribution/Wholesale	0.6
Garden Products	0.6
Machinery-Construction & Mining	0.6
Computers-Integrated Systems	0.5
Machine Tools & Related Products	0.5
Oil-Field Services	0.5
Commercial Services	0.5
Finance-Other Services	0.5
Auto/Truck Parts & Equipment-Original	0.5
Containers-Paper/Plastic	0.5
Finance-Investment Banker/Broker	0.5
Engineering/R&D Services	0.5
Aerospace/Defense	0.5
Human Resources	0.5
Insurance-Life/Health	0.4
Computer Software	0.4
Medical-Drugs	0.4
Footwear & Related Apparel	0.4

Building Products-Air & Heating	0.4%
Machinery-Pumps	0.4
Multimedia	0.4
Disposable Medical Products	0.4
Containers-Metal/Glass	0.4
Funeral Services & Related Items	0.4
Power Converter/Supply Equipment	0.4
Real Estate Management/Services	0.4
Coatings/Paint	0.4
Computer Data Security	0.4
Wireless Equipment	0.4
Building-Mobile Home/Manufactured Housing	0.3
Airlines	0.3
Medical Information Systems	0.3
Networking Products	0.3
Filtration/Separation Products	0.3
Batteries/Battery Systems	0.3
Water	0.3
Telecommunication Equipment	0.3
Lasers-System/Components	0.3
Building-Heavy Construction	0.3
Medical-Hospitals	0.3
Chemicals-Diversified	0.3
Drug Delivery Systems	0.3
Insurance Brokers	0.3
Gold Mining	0.3
Rental Auto/Equipment	0.3
Retail-Apparel/Shoe	0.3
Television	0.3
Apparel Manufacturers	0.3
Schools	0.3
Energy-Alternate Sources	0.3
Building Products-Cement	0.3
Miscellaneous Manufacturing	0.3
Electric Products-Misc.	0.3
Resorts/Theme Parks	0.3
Physical Therapy/Rehabilitation Centers	0.3
Oil Companies-Integrated	0.3
Food-Flour & Grain	0.3
Physicians Practice Management	0.3
Finance-Consumer Loans	0.3
Transport-Rail	0.3
Machinery-Farming	0.3
Building & Construction-Misc.	0.3
Building-Maintenance & Services	0.2
Retail-Convenience Store	0.2
Transport-Services	0.2
Racetracks	0.2
Patient Monitoring Equipment	0.2
Building & Construction Products-Misc.	0.2
Instruments-Controls	0.2
Cosmetics & Toiletries	0.2
Security Services	0.2
Retail-Catalog Shopping	0.2
Office Furnishings-Original	0.2
Transport-Marine	0.2
Retail-Mail Order	0.2
Theaters	0.2
Steel Pipe & Tube	0.2
Food-Baking	0.2
Metal Processors & Fabrication	0.2

293

SunAmerica Series Trust SA Mid Cap Index Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Wire & Cable Products	0.2%
Printing-Commercial	0.2
Multilevel Direct Selling	0.2
Chemicals-Plastics	0.2
Food-Retail	0.2
Machinery-Electrical	0.2
Steel-Specialty	0.2
Building Products-Light Fixtures	0.2
Hotels/Motels	0.2
Cable/Satellite TV	0.2
Retail-Bedding	0.2
Paper & Related Products	0.2
Telecom Equipment-Fiber Optics	0.2
Retail-Arts & Crafts	0.2
Housewares	0.2
Publishing-Newspapers	0.2
Hazardous Waste Disposal	0.2
Publishing-Books	0.1
Transactional Software	0.1
Home Furnishings	0.1
Transport-Equipment & Leasing	0.1
Food-Canned	0.1
Environmental Monitoring & Detection	0.1
Office Automation & Equipment	0.1
Publishing-Periodicals	0.1
Retail-Sporting Goods	0.1
Retail-Discount	0.1
Consumer Products-Misc.	0.1
Poultry	0.1
Telephone-Integrated	0.1
Casino Services	0.1
Quarrying	0.1
Food-Wholesale/Distribution	0.1
Medical Labs & Testing Services	0.1
Retail-Misc./Diversified	0.1
E-Commerce/Services	0.1
Metal Products-Distribution	0.1
Rubber-Tires	0.1
Auction Houses/Art Dealers	0.1
Oil Field Machinery & Equipment	0.1
Retail-Petroleum Products	0.1
Retail-Computer Equipment	0.1
Retail-Office Supplies	0.1
Brewery	0.1
Retail-Regional Department Stores	0.1
Medical-Wholesale Drug Distribution	0.1
Computers-Other	0.1
Food-Dairy Products	0.1

100.1%

*	Calculated as a percentage of net assets
#	See Note 1

294

SunAmerica Series Trust SA Mid Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.9%
Aerospace/Defense — 0.5%
Esterline Technologies Corp.†	2,403	$176,740
Teledyne Technologies, Inc.†	3,227	616,099

		792,839

Aerospace/Defense-Equipment — 0.9%
Curtiss-Wright Corp.	4,018	524,992
KLX, Inc.†	4,682	330,830
Orbital ATK, Inc.	5,253	692,871

		1,548,693

Airlines — 0.3%
JetBlue Airways Corp.†	29,196	609,029

Apparel Manufacturers — 0.3%
Carter’s, Inc.	4,309	518,373

Applications Software — 0.9%
CDK Global, Inc.	11,960	852,629
PTC, Inc.†	10,527	765,102

		1,617,731

Auction Houses/Art Dealers — 0.1%
Sotheby’s†	3,394	179,067

Auto/Truck Parts & Equipment-Original — 0.5%
Dana, Inc.	13,191	435,171
Delphi Technologies PLC	8,099	447,308

		882,479

Banks-Commercial — 7.9%
Associated Banc-Corp.	13,764	340,659
BancorpSouth Bank	7,649	256,624
Bank of Hawaii Corp.	3,868	323,636
Bank of the Ozarks	11,057	552,297
Cathay General Bancorp, Class B	6,917	302,550
Chemical Financial Corp.	6,480	378,497
Commerce Bancshares, Inc.	8,551	500,319
Cullen/Frost Bankers, Inc.	5,234	556,950
East West Bancorp, Inc.	13,161	867,441
First Horizon National Corp.	29,555	586,962
FNB Corp.	29,431	422,335
Fulton Financial Corp.	15,946	290,217
Hancock Holding Co.	7,756	416,497
Home BancShares, Inc.	14,394	345,600
International Bancshares Corp.	4,933	204,719
MB Financial, Inc.	7,633	326,540
PacWest Bancorp	11,740	615,528
Pinnacle Financial Partners, Inc.	6,717	425,186
Prosperity Bancshares, Inc.	6,327	479,587
Signature Bank†	4,888	752,752
SVB Financial Group†	4,802	1,183,933
Synovus Financial Corp.	10,887	548,596
TCF Financial Corp.	15,655	335,800
Texas Capital Bancshares, Inc.†	4,519	428,401
Trustmark Corp.	6,168	196,081
UMB Financial Corp.	3,996	304,415
Umpqua Holdings Corp.	20,051	434,104
United Bankshares, Inc.	9,560	351,808
Valley National Bancorp	23,980	301,429
Webster Financial Corp.	8,384	474,702
Wintrust Financial Corp.	5,092	437,403

		13,941,568

Security Description	Shares	Value (Note 2)
Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	5,531	$322,015
EnerSys	3,836	269,709

		591,724

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	789	149,792

Building & Construction Products-Misc. — 0.2%
Louisiana-Pacific Corp.†	13,191	390,586

Building & Construction-Misc. — 0.3%
EMCOR Group, Inc.	5,355	435,254

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	3,423	745,906

Building Products-Cement — 0.3%
Eagle Materials, Inc.	4,428	496,157

Building Products-Light Fixtures — 0.2%
Cree, Inc.†	8,936	308,381

Building-Heavy Construction — 0.3%
Dycom Industries, Inc.†	2,817	328,772
Granite Construction, Inc.	3,629	242,018

		570,790

Building-Maintenance & Services — 0.2%
Rollins, Inc.	8,733	430,886

Building-Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	4,462	609,777

Building-Residential/Commercial — 1.4%
CalAtlantic Group, Inc.	6,932	389,093
KB Home	7,665	241,601
NVR, Inc.†	317	1,007,480
Toll Brothers, Inc.	13,401	624,218
TRI Pointe Group, Inc.†	13,697	223,398

		2,485,790

Cable/Satellite TV — 0.2%
Cable One, Inc.	427	301,475

Casino Services — 0.1%
Scientific Games Corp., Class A†	4,816	224,666

Chemicals-Diversified — 0.3%
Olin Corp.	15,138	564,345

Chemicals-Plastics — 0.2%
PolyOne Corp.	7,358	319,779

Chemicals-Specialty — 1.9%
Ashland Global Holdings, Inc.	5,658	410,714
Cabot Corp.	5,641	381,557
Chemours Co.	16,860	870,313
Minerals Technologies, Inc.	3,220	241,983
NewMarket Corp.	842	334,771
Sensient Technologies Corp.	3,959	284,454
Valvoline, Inc.	18,450	454,793
Versum Materials, Inc.	9,906	364,541

		3,343,126

Coatings/Paint — 0.4%
RPM International, Inc.	12,159	634,700

Commercial Services — 0.5%
CoreLogic, Inc.†	7,501	355,247
Live Nation Entertainment, Inc.†	12,200	549,732

		904,979

295

SunAmerica Series Trust SA Mid Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services-Finance — 0.9%
MarketAxess Holdings, Inc.	3,422	$671,431
Sabre Corp.	18,991	394,443
WEX, Inc.†	3,634	562,579

		1,628,453

Computer Data Security — 0.4%
Fortinet, Inc.†	13,618	626,973

Computer Services — 1.5%
Convergys Corp.	8,415	195,817
DST Systems, Inc.	5,483	457,118
Leidos Holdings, Inc.	12,948	862,337
MAXIMUS, Inc.	5,931	404,375
Science Applications International Corp.	3,937	301,771
Teradata Corp.†	11,018	446,229

		2,667,647

Computer Software — 0.4%
Blackbaud, Inc.	4,379	419,596
j2 Global, Inc.	4,408	352,596

		772,192

Computers-Integrated Systems — 0.5%
Diebold Nixdorf, Inc.	6,878	126,899
NCR Corp.†	11,090	415,986
NetScout Systems, Inc.†	7,935	226,147
VeriFone Systems, Inc.†	10,216	180,619

		949,651

Computers-Other — 0.1%
3D Systems Corp.†	10,368	106,168

Consumer Products-Misc. — 0.1%
Helen of Troy, Ltd.†	2,483	231,291

Containers-Metal/Glass — 0.4%
Greif, Inc., Class A	2,352	139,050
Owens-Illinois, Inc.†	14,841	344,608
Silgan Holdings, Inc.	6,733	201,250

		684,908

Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	8,268	386,446
Sonoco Products Co.	9,050	491,506

		877,952

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.†	40,064	97,756
Edgewell Personal Care Co.†	5,101	288,003

		385,759

Data Processing/Management — 1.8%
Acxiom Corp.†	7,213	195,256
Broadridge Financial Solutions, Inc.	10,613	1,023,199
CommVault Systems, Inc.†	3,911	208,652
Dun & Bradstreet Corp.	3,365	416,351
Fair Isaac Corp.	2,731	471,535
Jack Henry & Associates, Inc.	7,032	876,609

		3,191,602

Decision Support Software — 0.7%
MSCI, Inc.	8,200	1,141,686

Disposable Medical Products — 0.4%
STERIS PLC	7,744	704,084

Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 0.6%
Pool Corp.	3,657	$494,573
Watsco, Inc.	2,778	499,456

		994,029

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	5,645	644,716
Crane Co.	4,593	459,024
ITT, Inc.	8,013	448,728
Trinity Industries, Inc.	13,821	476,410

		2,028,878

Drug Delivery Systems — 0.3%
Catalent, Inc.†	12,097	562,994

E-Commerce/Services — 0.1%
Cars.com, Inc.†	6,517	193,490

Electric Products-Misc. — 0.3%
Littelfuse, Inc.	2,257	490,536

Electric-Integrated — 2.2%
Black Hills Corp.	4,870	270,528
Great Plains Energy, Inc.	19,636	611,072
Hawaiian Electric Industries, Inc.	9,905	337,860
IDACORP, Inc.	4,588	395,853
MDU Resources Group, Inc.	17,783	470,894
NorthWestern Corp.	4,425	240,455
OGE Energy Corp.	18,184	585,525
PNM Resources, Inc.	7,253	276,339
Westar Energy, Inc.	12,934	668,170

		3,856,696

Electronic Components-Misc. — 0.8%
Gentex Corp.	25,851	612,152
Jabil, Inc.	16,084	409,016
Knowles Corp.†	8,142	124,084
Vishay Intertechnology, Inc.	12,008	263,575

		1,408,827

Electronic Components-Semiconductors — 1.4%
IPG Photonics Corp.†	3,417	860,913
Microsemi Corp.†	10,707	661,586
Monolithic Power Systems, Inc.	3,478	414,299
Silicon Laboratories, Inc.†	3,876	372,871
Synaptics, Inc.†	3,099	134,311

		2,443,980

Electronic Measurement Instruments — 1.3%
Keysight Technologies, Inc.†	16,879	788,587
National Instruments Corp.	9,762	487,514
Trimble, Inc.†	22,924	1,010,949

		2,287,050

Electronic Parts Distribution — 1.0%
Arrow Electronics, Inc.†	8,010	651,533
Avnet, Inc.	11,011	467,968
SYNNEX Corp.	2,656	325,971
Tech Data Corp.†	3,161	316,953

		1,762,425

Energy-Alternate Sources — 0.3%
First Solar, Inc.†	7,417	498,200

Engineering/R&D Services — 0.5%
AECOM†	14,352	561,307
KBR, Inc.	12,755	259,436

		820,743

296

SunAmerica Series Trust SA Mid Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service — 0.9%
Manhattan Associates, Inc.†	6,276	$331,498
Tyler Technologies, Inc.†	3,181	641,003
Ultimate Software Group, Inc.†	2,584	601,788

		1,574,289

Entertainment Software — 0.8%
Take-Two Interactive Software, Inc.†	10,385	1,315,468

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	3,082	241,351

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	11,828	599,206

Finance-Consumer Loans — 0.3%
SLM Corp.†	39,325	449,878

Finance-Investment Banker/Broker — 0.5%
Interactive Brokers Group, Inc., Class A	6,508	416,447
Stifel Financial Corp.	6,234	420,920

		837,367

Finance-Other Services — 0.5%
SEI Investments Co.	11,901	894,360

Food-Baking — 0.2%
Flowers Foods, Inc.	16,796	329,370

Food-Canned — 0.1%
TreeHouse Foods, Inc.†	5,210	245,704

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,732	62,006

Food-Dairy Products — 0.1%
Dean Foods Co.	8,292	85,988

Food-Flour & Grain — 0.3%
Post Holdings, Inc.†	6,021	455,609

Food-Misc./Diversified — 1.5%
Hain Celestial Group, Inc.†	9,451	360,461
Ingredion, Inc.	6,544	939,980
Lamb Weston Holdings, Inc.	13,309	779,907
Lancaster Colony Corp.	1,774	227,782
Snyder’s-Lance, Inc.	7,809	390,294

		2,698,424

Food-Retail — 0.2%
Sprouts Farmers Market, Inc.†	11,269	314,743

Food-Wholesale/Distribution — 0.1%
United Natural Foods, Inc.†	4,627	220,245

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	2,910	249,416
Skechers U.S.A., Inc., Class A†	12,194	502,271

		751,687

Funeral Services & Related Items — 0.4%
Service Corp. International	17,070	682,288

Garden Products — 0.6%
Scotts Miracle-Gro Co., Class A	3,723	336,075
Toro Co.	9,813	644,224

		980,299

Gas-Distribution — 2.2%
Atmos Energy Corp.	10,091	836,544
National Fuel Gas Co.	7,793	434,460

Security Description	Shares	Value (Note 2)
Gas-Distribution (continued)
New Jersey Resources Corp.	7,910	$306,908
ONE Gas, Inc.	4,759	337,080
Southwest Gas Holdings, Inc.	4,346	319,778
UGI Corp.	15,766	721,610
Vectren Corp.	7,558	458,241
WGL Holdings, Inc.	4,676	393,813

		3,808,434

Gold Mining — 0.3%
Royal Gold, Inc.	5,960	530,440

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	4,717	261,039

Home Furnishings — 0.1%
Tempur Sealy International, Inc.†	4,193	250,071

Hotels/Motels — 0.2%
ILG, Inc.	9,601	301,567

Housewares — 0.2%
Tupperware Brands Corp.	4,633	267,602

Human Resources — 0.5%
ManpowerGroup, Inc.	6,034	792,807

Industrial Automated/Robotic — 0.9%
Cognex Corp.	15,768	983,450
Nordson Corp.	4,623	664,418

		1,647,868

Instruments-Controls — 0.2%
Woodward, Inc.	5,018	388,995

Insurance Brokers — 0.3%
Brown & Brown, Inc.	10,535	552,877

Insurance-Life/Health — 0.4%
CNO Financial Group, Inc.	15,275	375,612
Primerica, Inc.	4,029	406,929

		782,541

Insurance-Multi-line — 0.9%
American Financial Group, Inc.	6,258	709,282
Genworth Financial, Inc., Class A†	45,449	139,074
Kemper Corp.	4,451	288,647
Old Republic International Corp.	22,339	480,065

		1,617,068

Insurance-Property/Casualty — 1.6%
Alleghany Corp.†	1,406	882,546
First American Financial Corp.	10,082	595,543
Hanover Insurance Group, Inc.	3,859	436,646
Mercury General Corp.	3,325	162,759
WR Berkley Corp.	8,761	639,378

		2,716,872

Insurance-Reinsurance — 0.9%
Aspen Insurance Holdings, Ltd.	5,409	202,026
Reinsurance Group of America, Inc.	5,864	918,596
RenaissanceRe Holdings, Ltd.	3,645	463,425

		1,584,047

Investment Management/Advisor Services — 1.1%
Eaton Vance Corp.	10,752	621,466
Federated Investors, Inc., Class B	8,636	299,496
Janus Henderson Group PLC	16,424	646,777

297

SunAmerica Series Trust SA Mid Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Legg Mason, Inc.	7,785	$331,797

		1,899,536

Lasers-System/Components — 0.3%
Coherent, Inc.†	2,243	582,103

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	7,380	359,996
Lincoln Electric Holdings, Inc.	5,628	549,124

		909,120

Machinery-Construction & Mining — 0.6%
Oshkosh Corp.	6,845	620,978
Terex Corp.	7,275	342,071

		963,049

Machinery-Electrical — 0.2%
Regal Beloit Corp.	4,034	314,249

Machinery-Farming — 0.3%
AGCO Corp.	6,004	436,010

Machinery-General Industrial — 1.3%
IDEX Corp.	6,957	998,190
Wabtec Corp.	7,780	630,491
Zebra Technologies Corp., Class A†	4,843	596,464

		2,225,145

Machinery-Pumps — 0.4%
Graco, Inc.	15,333	717,584

Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	16,452	245,299
Medidata Solutions, Inc.†	5,323	362,550

		607,849

Medical Instruments — 1.4%
Bio-Techne Corp.	3,411	478,529
Halyard Health, Inc.†	4,261	207,979
LivaNova PLC†	3,948	337,751
NuVasive, Inc.†	4,641	226,806
Teleflex, Inc.	4,102	1,139,331

		2,390,396

Medical Labs & Testing Services — 0.1%
Syneos Health, Inc.†	5,131	196,774

Medical Products — 1.4%
ABIOMED, Inc.†	3,825	898,875
Globus Medical, Inc., Class A†	6,600	303,864
Hill-Rom Holdings, Inc.	5,993	511,383
West Pharmaceutical Services, Inc.	6,761	677,452

		2,391,574

Medical-Biomedical/Gene — 1.4%
Bio-Rad Laboratories, Inc., Class A†	1,841	475,954
Bioverativ, Inc.†	9,848	1,014,935
Charles River Laboratories International, Inc.†	4,313	454,762
United Therapeutics Corp.†	3,935	507,615

		2,453,266

Medical-Drugs — 0.4%
Akorn, Inc.†	8,541	275,191
Endo International PLC†	18,299	126,446
Mallinckrodt PLC†	8,651	156,237

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Prestige Brands Holdings, Inc.†	4,829	$201,997

		759,871

Medical-HMO — 0.7%
Molina Healthcare, Inc.†	4,003	365,714
WellCare Health Plans, Inc.†	4,054	852,881

		1,218,595

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	7,437	253,453
LifePoint Health, Inc.†	3,589	177,476
Tenet Healthcare Corp.†	7,353	138,825

		569,754

Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	5,577	117,452

Metal Processors & Fabrication — 0.2%
Timken Co.	6,219	326,808

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	4,071	190,360

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	5,672	495,846

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	4,506	323,711

Multimedia — 0.4%
FactSet Research Systems, Inc.	3,561	714,657

Networking Products — 0.3%
LogMeIn, Inc.	4,797	603,463

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	17,002	239,898

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	5,443	220,442
HNI Corp.	3,954	153,771

		374,213

Oil & Gas Drilling — 0.9%
Diamond Offshore Drilling, Inc.†	5,873	103,835
Ensco PLC, Class A	39,701	234,236
Nabors Industries, Ltd.	28,918	226,717
Patterson-UTI Energy, Inc.	20,254	478,400
Rowan Cos. PLC, Class A†	10,345	152,278
Transocean, Ltd.†	35,619	384,329

		1,579,795

Oil Companies-Exploration & Production — 1.4%
Callon Petroleum Co.†	18,378	208,590
CNX Resources Corp.†	18,857	264,187
Energen Corp.†	8,850	462,235
Gulfport Energy Corp.†	15,003	152,581
Matador Resources Co.†	8,788	284,819
QEP Resources, Inc.†	21,938	205,340
SM Energy Co.	9,351	218,346
Southwestern Energy Co.†	46,659	197,834
WPX Energy, Inc.†	36,226	533,609

		2,527,541

Oil Companies-Integrated — 0.3%
Murphy Oil Corp.	14,771	474,149

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,447	178,038

298

SunAmerica Series Trust SA Mid Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Refining & Marketing — 0.8%
HollyFrontier Corp.	16,142	$774,170
Murphy USA, Inc.†	2,947	251,409
PBF Energy, Inc., Class A	10,019	323,914

		1,349,493

Oil-Field Services — 0.5%
Core Laboratories NV	4,016	459,029
NOW, Inc.†	9,804	115,589
Oceaneering International, Inc.	8,948	185,045
Superior Energy Services, Inc.†	13,939	145,662

		905,325

Paper & Related Products — 0.2%
Domtar Corp.	5,709	293,214

Patient Monitoring Equipment — 0.2%
Masimo Corp.†	4,328	407,871

Physical Therapy/Rehabilitation Centers — 0.3%
Encompass Health Corp.	8,990	475,751

Physicians Practice Management — 0.3%
MEDNAX, Inc.†	8,528	450,364

Poultry — 0.1%
Sanderson Farms, Inc.	1,822	231,212

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc.	4,981	677,167

Printing-Commercial — 0.2%
Deluxe Corp.	4,382	325,451

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	4,058	257,277

Publishing-Newspapers — 0.2%
New York Times Co., Class A	11,463	266,515

Publishing-Periodicals — 0.1%
Meredith Corp.	3,602	238,236

Quarrying — 0.1%
Compass Minerals International, Inc.	3,080	224,532

Racetracks — 0.2%
Churchill Downs, Inc.	1,180	305,620
International Speedway Corp., Class A	2,227	103,333

		408,953

Real Estate Investment Trusts — 7.8%
Alexander & Baldwin, Inc.	6,622	175,615
American Campus Communities, Inc.	12,422	477,750
Camden Property Trust	8,438	730,393
CoreCivic, Inc.	10,763	249,809
CoreSite Realty Corp.	3,113	337,200
Corporate Office Properties Trust	9,070	247,611
Cousins Properties, Inc.	38,242	344,178
CyrusOne, Inc.	8,313	479,577
DCT Industrial Trust, Inc.	8,480	501,931
Douglas Emmett, Inc.	14,510	561,102
Education Realty Trust, Inc.	6,898	227,841
EPR Properties	5,835	344,615
First Industrial Realty Trust, Inc.	10,912	336,744
GEO Group, Inc.	11,294	254,680
Healthcare Realty Trust, Inc.	11,372	339,682
Highwoods Properties, Inc.	9,401	450,120
Hospitality Properties Trust	14,965	425,156
JBG SMITH Properties	8,503	286,976

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Kilroy Realty Corp.	8,958	$638,885
Lamar Advertising Co., Class A	7,650	550,800
LaSalle Hotel Properties	10,309	314,837
Liberty Property Trust	13,423	555,846
Life Storage, Inc.	4,237	352,095
Mack-Cali Realty Corp.	8,181	164,193
Medical Properties Trust, Inc.	33,158	433,707
National Retail Properties, Inc.	13,845	549,370
Omega Healthcare Investors, Inc.	18,035	487,666
Potlatch Corp.	3,698	195,624
Quality Care Properties, Inc.†	8,542	115,317
Rayonier, Inc.	11,740	381,080
Sabra Health Care REIT, Inc.	16,229	293,745
Senior Housing Properties Trust	21,637	374,969
Tanger Factory Outlet Centers, Inc.	8,607	216,724
Taubman Centers, Inc.	5,528	340,801
Uniti Group, Inc.	15,017	237,719
Urban Edge Properties	9,638	225,337
Washington Prime Group, Inc.	16,915	111,301
Weingarten Realty Investors	10,874	321,327

		13,632,323

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	4,131	645,882

Recreational Vehicles — 0.6%
Brunswick Corp.	7,985	501,298
Polaris Industries, Inc.	5,296	598,501

		1,099,799

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	5,670	231,846
Avis Budget Group, Inc.†	6,524	293,319

		525,165

Resort/Theme Parks — 0.3%
Six Flags Entertainment Corp.	7,095	479,338

Retail-Apparel/Shoe — 0.3%
American Eagle Outfitters, Inc.	15,315	275,670
Urban Outfitters, Inc.†	7,294	248,798

		524,468

Retail-Arts & Crafts — 0.2%
Michaels Cos., Inc.†	10,053	270,124

Retail-Automobile — 0.6%
AutoNation, Inc.†	5,400	325,188
Copart, Inc.†	18,311	806,966

		1,132,154

Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.	13,043	301,032

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	4,056	380,777

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	9,224	155,055

Retail-Convenience Store — 0.2%
Casey’s General Stores, Inc.	3,482	421,705

Retail-Discount — 0.1%
Big Lots, Inc.	3,865	234,915

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	7,077	362,555

299

SunAmerica Series Trust SA Mid Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Misc./Diversified — 0.1%
Sally Beauty Holdings, Inc.†	11,695	$194,254

Retail-Office Supplies — 0.1%
Office Depot, Inc.	46,879	152,357

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	6,157	171,719

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	1,913	129,242

Retail-Restaurants — 1.9%
Brinker International, Inc.	4,215	153,173
Buffalo Wild Wings, Inc.†	1,412	221,684
Cheesecake Factory, Inc.	3,877	190,710
Cracker Barrel Old Country Store, Inc.	2,185	385,609
Domino’s Pizza, Inc.	3,982	863,497
Dunkin’ Brands Group, Inc.	8,224	531,681
Jack in the Box, Inc.	2,679	243,762
Papa John’s International, Inc.	2,329	151,129
Texas Roadhouse, Inc.	5,957	349,795
Wendy’s Co.	16,540	267,617

		3,358,657

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	7,530	236,894

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	4,669	182,558

Savings & Loans/Thrifts — 0.8%
New York Community Bancorp, Inc.	44,530	630,545
Sterling Bancorp	20,461	506,410
Washington Federal, Inc.	7,939	285,010

		1,421,965

Schools — 0.3%
Adtalem Global Education, Inc.†	5,524	254,104
Graham Holdings Co., Class B	421	250,263

		504,367

Security Services — 0.2%
Brink’s Co.	4,597	383,390

Semiconductor Components-Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	5,797	287,357
Cypress Semiconductor Corp.	30,382	525,305
Integrated Device Technology, Inc.†	12,095	361,641

		1,174,303

Semiconductor Equipment — 0.8%
MKS Instruments, Inc.	4,944	505,771
Teradyne, Inc.	17,861	818,748

		1,324,519

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	2,059	336,852

Steel-Producers — 1.5%
Carpenter Technology Corp.	4,263	219,118
Commercial Metals Co.	10,548	253,574
Reliance Steel & Aluminum Co.	6,639	581,510
Steel Dynamics, Inc.	21,575	979,505
United States Steel Corp.	15,904	594,969

		2,628,676

Security Description	Shares	Value (Note 2)
Steel-Specialty — 0.2%
Allegheny Technologies, Inc.†	11,460	$308,962

Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	12,992	276,470

Telecommunication Equipment — 0.3%
ARRIS International PLC†	16,072	406,621
Plantronics, Inc.	3,011	177,619

		584,240

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	8,353	229,123

Television — 0.3%
AMC Networks, Inc., Class A†	4,587	236,643
TEGNA, Inc.	19,587	283,424

		520,067

Theaters — 0.2%
Cinemark Holdings, Inc.	9,650	355,120

Transactional Software — 0.1%
ACI Worldwide, Inc.†	10,797	253,082

Transport-Equipment & Leasing — 0.1%
GATX Corp.	3,487	248,065

Transport-Marine — 0.2%
Kirby Corp.†	4,892	366,411

Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	5,615	448,358

Transport-Services — 0.2%
Ryder System, Inc.	4,821	419,572

Transport-Truck — 1.2%
Knight-Swift Transportation Holdings, Inc.	11,665	580,800
Landstar System, Inc.	3,817	423,878
Old Dominion Freight Line, Inc.	6,226	911,798
Werner Enterprises, Inc.	4,084	166,219

		2,082,695

Water — 0.3%
Aqua America, Inc.	16,180	585,878

Wire & Cable Products — 0.2%
Belden, Inc.	3,840	325,517

Wireless Equipment — 0.4%
InterDigital, Inc.	3,161	246,716
ViaSat, Inc.†	4,932	372,958

		619,674

Total Common Stocks (cost $147,758,725)		166,435,062

EXCHANGE-TRADED FUNDS — 4.3%
SPDR S&P MidCap 400 ETF (cost $7,264,510)	21,380	7,589,900

Total Long-Term Investment Securities (cost $155,023,235)		174,024,962

300

SunAmerica Series Trust SA Mid Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills Disc. Notes 1.26% due 03/08/2018	$25,000	$24,968
1.42% due 05/17/2018	30,000	29,874

Total Short-Term Investment Securities (cost $54,846)		54,842

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount $1,657,009 collateralized by $1,725,000 of United States Treasury Notes, bearing interest at 2.13% due 02/29/2024 and having an approximate value of $1,693,695 (cost $1,657,000)	$1,657,000	$1,657,000

TOTAL INVESTMENTS (cost $156,735,081)(1)	100.1%	175,736,804
Liabilities in excess of other assets	(0.1)	(259,628)

NET ASSETS	100.0%	$175,477,176

#	See Note 1
†	Non-income producing security

ETF — Exchange-Traded Funds

(1)	See Note 3 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
7	Long	S&P 400 E-mini Index	March 2018	$1,350,982	$1,367,940	$16,958

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$166,435,062	$—	$—	$166,435,062
Exchange-Traded Funds	7,589,900	—	—	7,589,900
Short-Term Investment Securities	—	54,842	—	54,842
Repurchase Agreements	—	1,657,000	—	1,657,000

Total Investments at Value	$174,024,962	$1,711,842	$—	$175,736,804

Other Financial Instruments:†
Futures contracts	$16,958	$—	$—	$16,958

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

301

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Medical-Drugs	14.7%
Cosmetics & Toiletries	13.8
Soap & Cleaning Preparation	5.8
Insurance-Life/Health	5.7
Tobacco	5.4
Commercial Services	4.3
Banks-Commercial	4.2
Brewery	4.1
Beverages-Wine/Spirits	3.8
Enterprise Software/Service	2.9
Internet Application Software	2.8
Diversified Banking Institutions	2.7
Oil Companies-Integrated	2.3
Distribution/Wholesale	2.1
Electronics-Military	2.1
Building Products-Cement	2.0
Insurance-Multi-line	1.9
Gold Mining	1.7
Telephone-Integrated	1.4
Commercial Services-Finance	1.4
Auto-Cars/Light Trucks	1.3
Chemicals-Diversified	1.3
Industrial Automated/Robotic	1.3
Rubber-Tires	1.2
Electronic Measurement Instruments	1.1
Machinery-Construction & Mining	0.9
Internet Content-Entertainment	0.9
Investment Management/Advisor Services	0.8
Computer Software	0.8
Insurance-Property/Casualty	0.8
Advertising Services	0.8
Retail-Automobile	0.7
Oil Refining & Marketing	0.6
Metal-Copper	0.5
Real Estate Management/Services	0.5
Aerospace/Defense	0.2
Food-Misc./Diversified	0.1
Machinery-Electrical	0.1

99.0%

Country Allocation*

United Kingdom	23.2%
France	16.0
Japan	14.7
Netherlands	10.2
Germany	9.8
Switzerland	6.8
Jersey	3.2
Canada	2.8
Cayman Islands	2.8
South Korea	2.1
Hong Kong	1.8
Ireland	1.3
Denmark	1.3
Portugal	0.7
China	0.6
Sweden	0.6
Finland	0.6

Spain	0.5%

99.0%

*	Calculated as a percentage of net assets
#	See Note 1

302

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note2)

COMMON STOCKS — 99.0%
Canada — 2.8%
Barrick Gold Corp.	711,226	$10,228,933
Constellation Software, Inc.	7,274	4,702,138
Turquoise Hill Resources, Ltd.†	540,964	1,649,280

		16,580,351

Cayman Islands — 2.8%
Tencent Holdings, Ltd.	276,100	16,362,737

China — 0.6%
China Petroleum & Chemical Corp.	4,486,000	3,876,610

Denmark — 1.3%
Danske Bank A/S	185,281	7,526,220

Finland — 0.6%
Neste Oyj	49,778	3,441,128

France — 16.0%
AXA SA	213,850	7,034,566
BNP Paribas SA	70,800	5,854,255
L’Oreal SA	102,619	23,328,146
Pernod Ricard SA	139,093	22,156,239
Publicis Groupe SA	67,260	4,649,649
Safran SA	108,391	12,238,052
Sanofi	147,763	13,047,327
TOTAL SA	106,993	6,194,859

		94,503,093

Germany — 9.8%
Bayer AG	126,344	16,536,429
Continental AG	24,198	7,261,398
HeidelbergCement AG	70,272	7,614,847
Henkel AG & Co. KGaA (Preference Shares)	65,920	9,215,517
SAP SE	153,238	17,280,643

		57,908,834

Hong Kong — 1.8%
AIA Group, Ltd.	1,223,400	10,478,265

Ireland — 1.3%
Bank of Ireland Group PLC†	369,416	3,604,976
CRH PLC	108,157	4,017,726

		7,622,702

Japan — 14.7%
FANUC Corp.	27,900	7,532,770
Hitachi, Ltd.	66,000	523,792
Keyence Corp.	10,500	6,389,255
Kirin Holdings Co., Ltd.	362,400	9,032,613
Komatsu, Ltd.	139,000	5,392,187
Lion Corp.	242,600	4,546,667
Mitsubishi Estate Co., Ltd.	150,400	2,877,259
Mizuho Financial Group, Inc.	2,281,700	4,290,859
Nitto Denko Corp.	85,500	7,811,459
Shiseido Co., Ltd.	365,800	18,767,480
Sompo Holdings, Inc.	44,300	1,771,675
Sumitomo Mitsui Financial Group, Inc.	136,500	6,099,176
Toyota Motor Corp.	114,600	7,852,047
USS Co., Ltd.	188,000	4,184,666

		87,071,905

Security Description	Shares	Value (Note2)

Jersey — 3.2%
Experian PLC	349,880	$8,062,690
Ferguson PLC	137,698	10,627,947

		18,690,637

Netherlands — 10.2%
Heineken NV	136,181	15,311,476
ING Groep NV	372,323	7,317,536
RELX NV	455,555	10,132,620
Unilever NV CVA	479,272	27,758,616

		60,520,248

Portugal — 0.7%
Galp Energia SGPS SA	203,453	3,882,416

South Korea — 2.1%
LG Household & Health Care, Ltd.	6,683	7,366,101
NCSoft Corp.†	12,814	5,303,917

		12,670,018

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	316,626	2,975,033

Sweden — 0.6%
Nordea Bank AB	294,614	3,635,613

Switzerland — 6.8%
Nestle SA	8,357	722,073
Novartis AG	227,013	20,536,658
Roche Holding AG	60,741	14,973,970
Zurich Insurance Group AG	11,828	3,887,387

		40,120,088

United Kingdom — 23.2%
Admiral Group PLC	110,654	2,903,430
Aggreko PLC	444,452	5,090,089
Aviva PLC	955,046	6,959,103
British American Tobacco PLC	405,381	27,737,201
BT Group PLC	2,352,608	8,532,922
Bunzl PLC	25,798	754,563
GlaxoSmithKline PLC	1,161,301	21,771,714
Imperial Brands PLC	94,024	3,869,496
KAZ Minerals PLC†	127,088	1,476,769
Man Group PLC	1,620,987	4,998,983
Meggitt PLC	173,050	1,140,562
Prudential PLC	585,529	15,845,780
Reckitt Benckiser Group PLC	254,833	24,614,921
RELX PLC	451,825	9,994,936
Travis Perkins PLC	70,529	1,462,553

		137,153,022

TOTAL INVESTMENTS — (cost $498,678,386)(1)	99.0%	585,018,920
Other assets less liabilities	1.0	5,640,133

NET ASSETS —	100.0%	$590,659,053

#	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

303

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Commonwealth Bank of Australia	JPY	4,520,000,000	USD	40,123,566	12/13/2017	$—	$(1,349,409)

JPY	— Japanese Yen
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$585,018,920	$—	$—	$585,018,920

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,349,409	$—	$1,349,409

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $30,717,611 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

304

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Computers	5.5%
Web Portals/ISP	5.2
Commercial Services-Finance	3.5
Diversified Banking Institutions	3.2
Finance-Other Services	3.0
Cable/Satellite TV	3.0
Beverages-Non-alcoholic	3.0
Oil Companies-Integrated	2.9
Food-Misc./Diversified	2.9
Medical-Drugs	2.9
Medical-HMO	2.8
Medical-Biomedical/Gene	2.8
Internet Content-Entertainment	2.8
Banks-Super Regional	2.6
Repurchase Agreements	2.4
Insurance-Reinsurance	2.3
Chemicals-Diversified	2.3
Aerospace/Defense	2.2
Retail-Building Products	2.1
Pipelines	1.9
Transport-Rail	1.9
Retail-Restaurants	1.9
Diversified Manufacturing Operations	1.9
Telephone-Integrated	1.8
Tobacco	1.8
Banks-Fiduciary	1.6
Retail-Auto Parts	1.6
Finance-Credit Card	1.4
Insurance-Property/Casualty	1.4
Gas-Distribution	1.4
Semiconductor Equipment	1.4
Wireless Equipment	1.3
Computer Services	1.3
Insurance Brokers	1.3
E-Commerce/Products	1.3
Pharmacy Services	1.2
Retail-Automobile	1.1
Real Estate Investment Trusts	1.1
Medical Products	1.1
Dialysis Centers	1.0
Auto/Truck Parts & Equipment-Original	0.9
Commercial Services	0.9
Electric-Integrated	0.9
Medical Instruments	0.9
Computers-Memory Devices	0.9
Transport-Services	0.9
Distribution/Wholesale	0.8
Building Products-Cement	0.8
Medical Information Systems	0.7
Appliances	0.7
Non-Hazardous Waste Disposal	0.7
Electronic Measurement Instruments	0.7
Semiconductor Components-Integrated Circuits	0.6
Airlines	0.5
Insurance-Multi-line	0.5
Networking Products	0.5
Oil-Field Services	0.4
Building Products-Air & Heating	0.3

100.7%

*	Calculated as a percentage of net assets
#	See Note 1

305

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Aerospace/Defense — 2.2%
Lockheed Martin Corp.	29,078	$10,318,328

Airlines — 0.5%
Alaska Air Group, Inc.	38,010	2,498,397

Appliances — 0.7%
Whirlpool Corp.	18,770	3,405,253

Auto/Truck Parts & Equipment-Original — 0.9%
Aptiv PLC	39,540	3,751,555
Delphi Technologies PLC	13,180	727,932

		4,479,487

Banks-Fiduciary — 1.6%
Bank of New York Mellon Corp.	136,788	7,755,880

Banks-Super Regional — 2.6%
SunTrust Banks, Inc.	80,600	5,698,420
US Bancorp	118,180	6,752,805

		12,451,225

Beverages-Non-alcoholic — 3.0%
PepsiCo, Inc.	118,059	14,202,498

Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	41,327	1,617,125

Building Products-Cement — 0.8%
Vulcan Materials Co.	26,385	3,572,529

Cable/Satellite TV — 3.0%
Comcast Corp., Class A	335,952	14,288,039

Chemicals-Diversified — 2.3%
DowDuPont, Inc.	67,429	5,096,284
PPG Industries, Inc.	48,855	5,800,554

		10,896,838

Commercial Services — 0.9%
Nielsen Holdings PLC	118,881	4,447,338

Commercial Services-Finance — 3.5%
Equifax, Inc.	18,810	2,349,934
PayPal Holdings, Inc.†	84,179	7,182,152
S&P Global, Inc.	40,330	7,303,763

		16,835,849

Computer Services — 1.3%
Amdocs, Ltd.	91,735	6,274,674

Computers — 5.5%
Apple, Inc.	155,006	25,952,655

Computers-Memory Devices — 0.9%
Western Digital Corp.	47,628	4,237,939

Dialysis Centers — 1.0%
DaVita, Inc.†	59,690	4,658,208

Distribution/Wholesale — 0.8%
Fastenal Co.	72,770	3,999,439

Diversified Banking Institutions — 3.2%
Citigroup, Inc.	196,130	15,392,282

Diversified Manufacturing Operations — 1.9%
General Electric Co.	323,536	5,231,577
Illinois Tool Works, Inc.	20,530	3,565,445

		8,797,022

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 1.3%
eBay, Inc.†	147,970	$6,004,623

Electric-Integrated — 0.9%
PG&E Corp.	104,575	4,437,117

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	45,390	3,332,988

Finance-Credit Card — 1.4%
American Express Co.	12,770	1,269,338
Discover Financial Services	69,589	5,553,202

		6,822,540

Finance-Other Services — 3.0%
CME Group, Inc.	44,979	6,903,377
Intercontinental Exchange, Inc.	101,680	7,508,051

		14,411,428

Food-Misc./Diversified — 2.9%
Kraft Heinz Co.	96,752	7,584,389
Mondelez International, Inc., Class A	141,853	6,298,273

		13,882,662

Gas-Distribution — 1.4%
National Grid PLC	570,725	6,520,835

Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	74,034	6,183,320

Insurance-Multi-line — 0.5%
MetLife, Inc.	49,640	2,386,195

Insurance-Property/Casualty — 1.4%
Progressive Corp.	124,460	6,733,286

Insurance-Reinsurance — 2.3%
Berkshire Hathaway, Inc., Class B†	51,155	10,966,609

Internet Content-Entertainment — 2.8%
Facebook, Inc., Class A†	70,468	13,169,764

Medical Information Systems — 0.7%
Cerner Corp.†	50,220	3,471,709

Medical Instruments — 0.9%
Boston Scientific Corp.†	152,736	4,270,499

Medical Products — 1.1%
Stryker Corp.	32,290	5,307,830

Medical-Biomedical/Gene — 2.8%
Celgene Corp.†	70,950	7,177,302
Gilead Sciences, Inc.	71,960	6,030,248

		13,207,550

Medical-Drugs — 2.9%
Merck & Co., Inc.	200,975	11,907,769
Valeant Pharmaceuticals International, Inc.†	90,140	1,668,491

		13,576,260

Medical-HMO — 2.8%
UnitedHealth Group, Inc.	56,181	13,302,537

Networking Products — 0.5%
Cisco Systems, Inc.	52,840	2,194,974

Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	49,230	3,387,024

306

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies-Integrated — 2.9%
Exxon Mobil Corp.	42,920	$3,746,916
Suncor Energy, Inc.	282,752	10,249,760

		13,996,676

Oil-Field Services — 0.4%
Schlumberger, Ltd.	26,960	1,983,717

Pharmacy Services — 1.2%
Express Scripts Holding Co.†	70,034	5,545,292

Pipelines — 1.9%
Magellan Midstream Partners LP	125,406	8,952,734

Real Estate Investment Trusts — 1.1%
Mid-America Apartment Communities, Inc.	33,080	3,154,840
Ventas, Inc.	38,690	2,165,479

		5,320,319

Retail-Auto Parts — 1.6%
O’Reilly Automotive, Inc.†	29,290	7,752,770

Retail-Automobile — 1.1%
CarMax, Inc.†	75,750	5,406,277

Retail-Building Products — 2.1%
Lowe’s Cos., Inc.	95,000	9,949,350

Retail-Restaurants — 1.9%
McDonald’s Corp.	51,680	8,844,515

Semiconductor Components-Integrated Circuits — 0.6%
Maxim Integrated Products, Inc.	48,240	2,942,640

Semiconductor Equipment — 1.4%
Applied Materials, Inc.	119,236	6,394,627

Telephone-Integrated — 1.8%
Verizon Communications, Inc.	161,455	8,729,872

Tobacco — 1.8%
Philip Morris International, Inc.	79,600	8,535,508

Transport-Rail — 1.9%
Canadian National Railway Co.	68,950	5,524,274
Canadian Pacific Railway, Ltd.	18,423	3,408,992

		8,933,266

Transport-Services — 0.9%
United Parcel Service, Inc., Class B	33,180	4,224,478

Web Portals/ISP — 5.2%
Alphabet, Inc., Class C†	21,297	24,916,212

Wireless Equipment — 1.3%
Motorola Solutions, Inc.	63,290	6,294,823

Total Long-Term Investment Securities (cost $371,572,442)		468,373,831

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount $11,566,064 collateralized by $12,050,000 of United States Treasury Bonds, bearing interest at 1.88% due 09/30/2022 and having an approximate value of $11,799,456 (cost $11,566,000)	$11,566,000	$11,566,000

TOTAL INVESTMENTS (cost $383,138,442)(1)	100.7%	479,939,831
Liabilities in excess of other assets	(0.7)	(3,312,967)

NET ASSETS	100.0%	$476,626,864

#	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

307

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$468,373,831	$—	$—	$468,373,831
Repurchase Agreements	—	11,566,000	—	11,566,000

Total Investments at Value	$468,373,831	$11,566,000	$—	$479,939,831

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

308

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Repurchase Agreements	55.2%
United States Treasury Notes	22.0
Federal National Mtg. Assoc.	13.3
Diversified Financial Services	4.0
United States Treasury Bonds	2.7
Diversified Banking Institutions	2.1
Banks-Commercial	1.2
Government National Mtg. Assoc.	0.7
Electric-Integrated	0.6
Real Estate Investment Trusts	0.6
Airlines	0.5
Options Purchased	0.5
Insurance-Life/Health	0.5
Auto-Cars/Light Trucks	0.4
Sovereign	0.4
Telephone-Integrated	0.4
Federal Home Loan Mtg. Corp.	0.3
Medical-Drugs	0.3
Computers	0.3
Pipelines	0.2
Tobacco	0.2
Banks-Super Regional	0.2
Regional Agencies	0.2
Electronic Components-Semiconductors	0.2
Finance-Consumer Loans	0.2
Cable/Satellite TV	0.1
Insurance-Multi-line	0.1
Transport-Rail	0.1
Commercial Paper	0.1
Retail-Drug Store	0.1
Soap & Cleaning Preparation	0.1
Finance-Leasing Companies	0.1
Municipal Bonds & Notes	0.1
Oil & Gas Drilling	0.1
Applications Software	0.1
Aerospace/Defense	0.1
Special Purpose Entities	0.1
Oil Companies-Integrated	0.1
Commercial Services-Finance	0.1
Chemicals-Diversified	0.1
Finance-Other Services	0.1
Building Societies	0.1
Enterprise Software/Service	0.1
Electronic Parts Distribution	0.1
Medical-Hospitals	0.1
Transport-Marine	0.1
Investment Management/Advisor Services	0.1

109.4%

*	Calculated as a percentage of net assets
#	See Note 1

Credit Quality†**
Aaa	74.8%
Aa	2.8
A	4.9
Baa	9.9
Ba	0.9
Ca	0.1
Not Rated@	6.6

100.0%

*	Calculated as a percentage of net assets.
**	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

309

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 4.0%
Diversified Financial Services — 4.0%
280 Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.44% (1 ML+0.88%) due 09/15/2034*(1)		$1,400,000	$1,402,619
ALBA PLC FRS Series 2005-1, Class A3 0.71% (3 ML GBP+0.19%) due 11/25/2042(2)	GBP	596,223	819,176
ALBA PLC FRS Series 2015-1, Class A 1.74% (3 ML GBP+1.25%) due 04/24/2049(2)	GBP	462,584	661,137
Auburn Securities 4 PLC FRS Series 4, Class A2 0.90% (1 ML GBP+0.40%) due 10/01/2041(2)	GBP	430,963	611,903
Babson CLO, Ltd. FRS Series 2014-IIA, Class AR 2.88% (3 ML+1.15%) due 10/17/2026*(3)		500,000	500,286
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(2)(4)		1,372,001	1,345,834
BlueMountain CLO, Ltd. FRS Series 2013-3A, Class AR 2.65% (3 ML+0.89%) due 10/29/2025*(3)		855,374	855,519
BX Trust FRS Series 2017-APPL, Class A 2.44% (1 ML+0.88%) due 07/15/2034*(1)		4,000,000	4,011,218
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-5A, Class A1R 2.86% (3 ML+1.14%) due 10/16/2025*(3)		800,000	800,508
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 1.72% (1 ML+0.16%) due 12/25/2036*		1,595,851	1,050,176
Colony Starwood Homes Trust FRS Series 2016-1A, Class A 3.06% (1 ML+1.50%) due 07/17/2033*		983,509	989,868
CVP Cascade, Ltd. FRS Series 2013-CLO1, Class A1R 2.87% (3 ML+1.15%) due 01/16/2026*(3)		2,700,000	2,701,504
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(1)		2,400,000	2,426,936
Denali Capital CLO XI, Ltd. FRS Series 2015-1A, Class A1R 2.89% (3 ML+1.15%) due 04/20/2027*(3)		400,000	400,125
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 2.62% (3 ML+0.90%) due 10/15/2027*(3)		1,500,000	1,499,757

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Eurosail PLC FRS Series 2006-4X, Class A3C 0.68% (3 ML GBP+0.16%) due 12/10/2044(2)	GBP	313,400	$440,001
Eurosail PLC FRS Series 2007-3A, Class A3C 1.47% (3 ML GBP+0.95%) due 06/13/2045*(2)	GBP	760,898	1,073,416
Eurosail PLC FRS Series 2007-3X, Class A3A 1.47% (3 ML GBP+0.95%) due 06/13/2045(2)	GBP	674,518	951,558
Eurosail PLC FRS Series 2007-3X, Class A3C 1.47% (3 ML GBP+0.95%) due 06/13/2045(2)	GBP	899,243	1,268,582
Flagship VII, Ltd. FRS Series 2013-7A, Class A1R 2.86% (3 ML+1.12%) due 01/20/2026*(3)		2,100,000	2,101,172
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,053,925
Gemgarto PLC FRS Series 2015-1, Class A 1.48% (3 ML GBP+0.95%) due 02/16/2047(2)	GBP	33,871	48,144
Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 2.84% (3 ML+1.10%) due 10/22/2025*(3)		1,900,000	1,900,655
Jamestown CLO III, Ltd. FRS Series 2013-3A, Class A1AR 2.86% (3 ML+1.14%) due 01/15/2026*(3)		2,700,000	2,701,191
JMP Credit Advisors CLO III, Ltd. FRS Series 2014-1A, Class AR 2.97% (3 ML+1.24%) due 10/17/2025*(3)		1,000,000	1,000,552
KVK CLO, Ltd. FRS Series 2013-2A, Class AR 2.87% (3 ML+1.15%) due 01/15/2026*(3)		900,000	900,152
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.71% (3 ML GBP+0.19%) due 12/01/2060(2)	GBP	813,858	1,112,184
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 1.12% (3 ML GBP+0.60%) due 01/01/2061(2)	GBP	1,230,400	1,713,638
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(1)		1,800,000	1,818,602
MortgageIT Trust FRS Series 2005-2, Class 1A1 2.08% (1 ML+0.52%) due 05/25/2035(2)		126,221	126,647

310

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 2.87% (3 ML+1.13%) due 07/20/2026*(3)		$1,100,000	$1,100,164
OZLM Funding V, Ltd. FRS Series 2013-5A, Class A1R 2.86% (3 ML+1.13%) due 01/17/2026*(3)		900,000	900,481
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 2.51% (1 ML+0.95%) due 11/25/2065*		689,251	691,002
Progress Residential Trust FRS Series 2016-SFR1, Class A 3.06% (1 ML+1.50%) due 09/17/2033*		991,034	1,002,084
Shackleton CLO, Ltd. FRS Series 2013-4A, Class AR 2.84% (3 ML+1.12%) due 01/13/2025*(3)		400,000	400,183
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 3.01% (1 ML+1.45%) due 02/17/2032*		1,800,000	1,859,183
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*(5)		1,050,915	1,054,191
Symphony CLO XV, Ltd. FRS Series 2014-15A, Class AR 2.91% (3 ML+1.18%) due 10/17/2026*(3)		2,300,000	2,301,454
Thrones PLC FRS Series 2013-1, Class A 2.02% (3 ML GBP+1.50%) due 07/20/2044(2)	GBP	531,983	757,690
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.56% (3 ML GBP+0.20%) due 10/10/2040(2)	GBP	400,000	532,779
Uropa Securities PLC FRS Series 2008-1, Class A 0.72% (3 ML GBP+0.20%) due 06/10/2059(2)	GBP	866,535	1,195,103
Uropa Securities PLC FRS Series 2008-1, Class M1 0.87% (3 ML GBP+0.35%) due 06/10/2059(2)	GBP	200,448	271,101
Uropa Securities PLC FRS Series 2008-1, Class M2 1.07% (3 ML GBP+0.55%) due 06/10/2059(2)	GBP	156,573	209,452
Uropa Securities PLC FRS Series 2008-1, Class B 1.27% (3 ML GBP+0.75%) due 06/10/2059(2)	GBP	166,896	223,332

Security Description	Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 1.83% (1 ML+0.27%) due 12/25/2045(2)	$625,964	$606,140
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(1)	2,100,000	2,111,469

Total Asset Backed Securities (cost $53,191,108)		54,502,793

U.S. CORPORATE BONDS & NOTES — 6.4%
Aerospace/Defense — 0.1%
Northrop Grumman Corp. Senior Notes 2.93% due 01/15/2025	600,000	583,922
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	500,000	490,635

		1,074,557

Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026	300,000	298,707

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	680,670	662,878
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030	194,490	189,581
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027	387,616	397,721
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030	1,000,000	960,480
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	1,000,000	969,100

		3,179,760

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	1,000,000	1,086,816

Auto-Cars/Light Trucks — 0.4%
Daimler Finance North America LLC FRS Company Guar. Notes 1.91% (3 ML+0.42%) due 03/02/2018*	390,000	390,091
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*	200,000	198,241

311

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	$146,000	$147,111
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 11/24/2020	1,070,000	1,091,692
Hyundai Capital America Senior Notes 2.50% due 03/18/2019*	1,200,000	1,195,518
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	400,000	397,727
Volkswagen Group of America Finance LLC FRS Company Guar. Notes 1.92% (3 ML+0.47%) due 05/22/2018*	300,000	300,324
Volkswagen Group of America Finance LLC Company Guar. Notes 2.13% due 05/23/2019*	2,200,000	2,189,745

		5,910,449

Banks-Commercial — 0.2%
HSBC USA, Inc. FRS Senior Notes 2.02% (3 ML+0.61%) due 11/13/2019	200,000	201,330
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	150,000	149,589
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	880,000	881,700
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	249,466
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	12,000	11,890
Santander Holdings USA, Inc. Senior Notes 2.70% due 05/24/2019	1,500,000	1,499,213

		2,993,188

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	200,000	197,123

Banks-Super Regional — 0.2%
Bank of America NA Senior Notes 1.75% due 06/05/2018	740,000	739,643
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020	110,000	109,504
Wells Fargo & Co. FRS Senior Notes 3.00% (3 ML+1.23%) due 10/31/2023	1,900,000	1,958,656

Security Description	Principal Amount**	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	$50,000	$49,028

		2,856,831

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	9,720

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	62,093
Owens Corning Company Guar. Notes 4.20% due 12/01/2024	20,000	20,685

		82,778

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	10,000	10,444

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	450,000	455,734
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	450,000	465,471
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	1,000,000	1,032,782
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	20,000	21,453

		1,975,440

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	28,000	29,306
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	28,000	29,785

		59,091

Chemicals-Diversified — 0.1%
Solvay Finance America LLC Company Guar. Notes 3.40% due 12/03/2020*	800,000	812,887

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	754,164

312

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance (continued)
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	$50,000	$53,286
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	100,795

		908,245

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	40,000	41,348

Computers — 0.3%
Apple, Inc. FRS Senior Notes 2.09% (3 ML+0.30%) due 05/06/2019	200,000	200,744
Apple, Inc. Senior Notes 2.90% due 09/12/2027	700,000	675,757
Apple, Inc. Senior Notes 3.35% due 02/09/2027	600,000	599,908
Apple, Inc. Senior Notes 3.75% due 09/12/2047	500,000	497,357
Apple, Inc. Senior Notes 4.65% due 02/23/2046	500,000	568,625
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,100,000	1,398,090

		3,940,481

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022	489,000	515,765

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	30,335

Diversified Banking Institutions — 0.7%
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	600,000	599,488
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	700,000	706,981
Citigroup, Inc. Senior Notes 2.05% due 12/07/2018	1,090,000	1,088,921
Citigroup, Inc. FRS Senior Notes 2.38% (3 ML+0.86%) due 12/07/2018	1,340,000	1,346,415
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	2,600,000	2,587,708

Security Description	Principal Amount**	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. FRS Senior Notes 2.97% (3 ML+1.19%) due 08/02/2021	$1,000,000	$1,024,499
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	779,395
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	30,000	30,379
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	1,300,000	1,327,492
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	61,927

		9,553,205

Electric-Integrated — 0.6%
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	552,025
Cleco Corporate Holdings LLC Senior Sec. Notes 3.74% due 05/01/2026	1,600,000	1,573,583
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,707,561
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,000,000	931,306
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	102,598
Duke Energy Corp. Senior Notes 4.80% due 12/15/2045	1,060,000	1,191,469
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	1,800,241
IPALCO Enterprises Inc Senior Sec. Notes 3.70% due 09/01/2024	600,000	595,577
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	30,000	29,760

		8,484,120

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	1,000,000	973,169
Intel Corp. Senior Notes 4.10% due 05/11/2047	1,000,000	1,058,919

		2,032,088

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	700,000	678,682

313

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	$700,000	$689,165

Finance-Consumer Loans — 0.2%
Synchrony Financial Senior Notes 2.60% due 01/15/2019	1,090,000	1,092,365
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	11,980
Synchrony Financial Senior Notes 4.50% due 07/23/2025	860,000	887,076

		1,991,421

Finance-Credit Card — 0.0%
American Express Credit Corp. FRS Senior Notes 1.91% (3 ML+0.49%) due 08/15/2019	300,000	301,216
American Express Credit Corp. FRS Senior Notes 2.57% (3 ML+0.78%) due 11/05/2018	160,000	160,752

		461,968

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	25,012

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	700,000	732,293
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	50,000	50,315

		782,608

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	103,231

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 3.50% due 07/15/2022	20,000	20,204
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	550,000	537,700

		557,904

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026	20,000	20,475

Insurance-Life/Health — 0.5%
Jackson National Life Global Funding Senior Sec. Notes 2.30% due 04/16/2019*	200,000	199,967

Security Description	Principal Amount**	Value (Note 2)
Insurance-Life/Health (continued)
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	$1,090,000	$1,085,117
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	2,300,000	2,247,215
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*	1,070,000	1,067,898
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	400,000	396,545
Reliance Standard Life Global Funding II Senior Sec. Notes 2.15% due 10/15/2018*	120,000	120,006
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,600,000	1,651,459

		6,768,207

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	9,953
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*	150,000	148,090
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	200,000	199,880
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*	1,230,000	1,224,681

		1,582,604

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	50,019
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,352

		70,371

Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	552,332

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	12,000	12,043

Medical Products — 0.0%
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	9,968
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	29,818

314

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	$30,000	$29,524

		69,310

Medical-Biomedical/Gene — 0.0%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	20,000	20,230

Medical-Drugs — 0.2%
Johnson & Johnson Senior Notes 3.63% due 03/03/2037	1,100,000	1,128,528
Zoetis, Inc. Senior Notes 3.00% due 09/12/2027	1,100,000	1,054,085

		2,182,613

Medical-HMO — 0.0%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	20,064
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	311,139

		331,203

Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	672,924

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.55% due 06/01/2022	600,000	610,567

Oil & Gas Drilling — 0.1%
Patterson-UTI Energy, Inc. Company Guar. Notes 3.95% due 02/01/2028*	1,200,000	1,183,254

Pipelines — 0.2%
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	100,000	99,560
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	40,000	41,406
EQT Midstream Partners LP Senior Notes 4.13% due 12/01/2026	700,000	689,962
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	600,000	653,809
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	1,600,000	1,753,903

		3,238,640

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	103,840

Security Description	Principal Amount**	Value (Note 2)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 2.25% due 01/15/2022	$1,200,000	$1,156,793
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,156,409
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	699,547
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	299,430
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	900,000	955,473
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	800,000	868,520
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022	810,000	836,076
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	1,200,000	1,167,021
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	515,001

		7,758,110

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	30,000	30,954

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	12,000	12,175

Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	200,000	201,865

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,700,000	1,653,051

Special Purpose Entity — 0.1%
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	1,070,000	1,067,665

Telephone-Integrated — 0.4%
AT&T, Inc. FRS Senior Notes 2.62% (3 ML+0.93%) due 06/30/2020	90,000	91,135
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	50,000	48,650
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	204,000	201,397

315

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	$1,600,000	$1,621,642
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	1,200,000	1,268,123
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	104,000	103,111
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	1,400,000	1,459,555

		4,793,613

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	1,800,000	1,850,197
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	20,000	20,658
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	107,847

		1,978,702

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	1,700,000	1,829,456

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	20,000	20,167

Total U.S. Corporate Bonds & Notes (cost $87,468,462)		88,003,900

FOREIGN CORPORATE BONDS & NOTES — 3.5%
Airlines — 0.3%
Air Canada Pass-Through Certs. Series 2015-2, Class AA 3.75% due 06/15/2029*	779,241	795,527
Norwegian Air Shuttle ASA Pass-Through Trust Series 2016-1, Class A Pass-Through Certs. 4.88% due 11/10/2029*	2,667,169	2,680,505
WestJet Airlines, Ltd. Senior Notes 3.50% due 06/16/2021*(5)	1,000,000	1,006,484

		4,482,516

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*	20,000	19,576

Auto/Truck Parts & Equipment-Original — 0.0%
Aptiv PLC Company Guar. Notes 3.15% due 11/19/2020	200,000	201,849

Security Description	Principal Amount**	Value (Note 2)
Banks-Commercial — 0.9%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 2.47% (3 ML+0.99%) due 06/01/2021*	$900,000	$916,605
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	2,100,000	2,148,913
Bank of Montreal Notes 1.75% due 06/15/2021*	1,500,000	1,452,515
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS Senior Notes 2.04% (3 ML+0.55%) due 03/05/2018*	400,000	400,099
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*	200,000	199,361
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	1,000,000	990,132
Credit Suisse AG FRS Senior Notes 2.44% (3 ML+0.68%) due 04/27/2018	680,000	680,845
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*	2,700,000	2,615,973
ING Bank NV FRS Notes 2.15% (3 ML+0.55%) due 03/16/2018*	400,000	400,189
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*	200,000	202,905
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	990,000	987,596
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	140,000	140,154
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	850,000	849,185
Swedbank AB Senior Notes 2.20% due 03/04/2020*	370,000	366,723

		12,351,195

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	200,000	199,131

Building Societies — 0.1%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	700,000	689,537

316

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 9.50% due 11/15/2018*		$400,000	$422,267

Diversified Banking Institutions — 1.4%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	1,027,359
Barclays PLC FRS Senior Notes 3.52% (3 ML+2.11%) due 08/10/2021		1,900,000	1,991,188
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	936,617
Barclays PLC Senior Notes 4.34% due 01/10/2028		800,000	816,559
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,200,000	2,174,810
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		900,000	894,435
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*		2,000,000	2,055,173
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025		250,000	249,709
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023		1,500,000	1,530,757
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021		1,300,000	1,339,477
HSBC Holdings PLC FRS Senior Notes 3.20% (3 ML+1.50%) due 01/05/2022		300,000	310,930
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026		550,000	576,326
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		800,000	807,506
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021		1,000,000	969,897
UBS Group Funding Switzerland AG Company Guar. Notes 2.65% due 02/01/2022*		1,600,000	1,565,702
UBS Group Funding Switzerland AG FRS Company Guar. Notes 3.30% (3 ML+1.53%) due 02/01/2022*		900,000	931,438

Security Description	Principal Amount**	Value (Note 2)
Diversified Banking Institutions (continued)
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	$550,000	$566,328

		18,744,211

Electric-Integrated — 0.0%
E.ON International Finance BV Company Guar. Notes 5.80% due 04/30/2018*	300,000	302,672

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Senior Notes 4.75% due 06/15/2025	20,000	21,021

Finance-Leasing Companies — 0.1%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*	200,000	200,070
ORIX Corp. Senior Notes 3.25% due 12/04/2024	1,400,000	1,372,339

		1,572,409

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	10,092

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 1.90% due 09/23/2019	1,000,000	987,025
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	400,000	387,913
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	500,000	479,014

		1,853,952

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	9,944

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC FRS Company Guar. Notes 1.84% (3 ML+0.43%) due 02/13/2018	213,000	213,016
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	700,000	726,067

		939,083

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*	2,700,000	2,554,389

317

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	$700,000	$672,220
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,000,000	950,437

		1,622,657

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*	20,000	20,237
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	40,000	40,930
Imperial Brands Finance PLC Company Guar. Notes 4.25% due 07/21/2025*	850,000	876,067

		937,234

Transport-Marine — 0.1%
AP Moeller - Maersk A/S Senior Notes 3.75% due 09/22/2024*	600,000	593,072

Total Foreign Corporate Bonds & Notes (cost $47,534,853)		47,526,807

U.S. GOVERNMENT AGENCIES — 14.3%
Federal Home Loan Mtg. Corp. — 0.3%
1.25% due 10/02/2019(12)	2,000,000	1,970,734
2.38% due 01/13/2022(12)	200,000	199,566
4.33% due 09/15/2043 (1 ML+5.89%)(2)(6)	2,297,767	426,402
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 1.71% (1 ML+0.35%) due 01/15/2038(2)	1,742,909	1,743,176
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 1.57% due 01/15/2038(2)(6)(7)	1,742,909	96,852

		4,436,730

Federal National Mtg. Assoc. — 13.3%
3.70% due 09/01/2034	946,619	989,543
4.00% due 07/01/2045	2,313,932	2,392,000
4.00% due 07/01/2045	1,528,499	1,580,067
4.00% due 02/01/2046	3,265,770	3,374,978
4.00% due 09/01/2046	3,551,813	3,670,926
3.50% due February 30 TBA	44,300,000	44,715,312
3.50% due March 30 TBA	79,000,000	79,600,129
4.00% due March 30 TBA	33,000,000	34,029,317
4.50% due March 30 TBA	6,600,000	6,945,857
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(2)(6)	1,566,820	158,114

Security Description	Principal Amount**	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC FRS Series 2012-113, Class PF 1.91% (1 ML+0.35%) due 10/25/2040(2)	$944,879	$940,674
Series 2007-85, Class FL 2.10% (1 ML+0.54%) due 09/25/2037(2)	3,129,133	3,137,219

		181,534,136

Government National Mtg. Assoc. — 0.7%
Government National Mtg. Assoc. REMIC FRS Series 2016-H10, Class FJ 1.98% (1 ML+0.60%) due 04/20/2066(2)	344,981	345,500
Series 2014-H02, Class FB 2.03% (1 ML+0.65%) due 12/20/2063(2)	918,803	922,897
Series 2016-H11, Class F 2.18% (1 ML+0.80%) due 05/20/2066(2)	2,571,419	2,594,501
Series 2016-H14, Class FA 2.18% (1 ML+0.80%) due 06/20/2066(2)	1,499,806	1,513,537
Series 2016-H17, Class FC 2.21% (1 ML+0.83%) due 08/20/2066(2)	3,410,184	3,446,338

		8,822,773

Total U.S. Government Agencies (cost $196,749,958)		194,793,639

U.S. GOVERNMENT TREASURIES — 24.7%
United States Treasury Bonds — 2.7%
zero coupon due 02/15/2043 STRIPS	15,000,000	7,204,214
1.00% due 02/15/2046 TIPS(8)	5,933,928	6,246,728
2.75% due 08/15/2047	1,560,000	1,499,916
2.75% due 11/15/2047	2,000,000	1,923,906
2.88% due 05/15/2043	300,000	297,633
2.88% due 11/15/2046	290,000	286,205
3.13% due 02/15/2042	250,000	259,570
4.25% due 05/15/2039	5,900,000	7,202,840
4.38% due 11/15/2039	6,800,000	8,455,109
4.38% due 05/15/2040	1,300,000	1,618,348
4.50% due 08/15/2039	1,750,000	2,209,238

		37,203,707

United States Treasury Notes — 22.0%
0.38% due 01/15/2027 TIPS(8)	1,123,265	1,100,545
1.25% due 04/30/2019	9,300,000	9,212,449
1.50% due 03/31/2023	6,640,000	6,304,628
1.50% due 08/15/2026(12)	2,100,000	1,905,340
1.63% due 05/15/2026	4,559,000	4,191,965
1.75% due 02/28/2022(12)	2,500,000	2,433,008
1.88% due 03/31/2022	47,600,000	46,491,813
1.88% due 04/30/2022	9,500,000	9,270,664
1.88% due 07/31/2022	3,200,000	3,115,375
1.88% due 08/31/2022	38,800,000	37,751,188
2.00% due 12/31/2021	2,600,000	2,557,648
2.00% due 11/15/2026	7,635,000	7,206,724
2.13% due 12/31/2022	12,300,000	12,070,817
2.25% due 04/30/2021(12)	1,100,000	1,096,648

318

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description		Shares/ Principal Amount**	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.25% due 02/15/2027		$87,500,000	$84,201,660
2.25% due 08/15/2027		57,180,000	54,912,902
2.25% due 11/15/2027		8,100,000	7,773,785
2.38% due 05/15/2027		1,000,000	971,563
2.50% due 05/15/2024		7,300,000	7,244,679

			299,813,401

Total U.S. Government Treasuries (cost $345,906,700)			337,017,108

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Abu Dhabi Government International Bond Senior Notes 3.13% due 10/11/2027*		500,000	479,790
Federative Republic of Brazil Senior Notes 5.63% due 02/21/2047		600,000	601,500
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*		900,000	896,625
State of Kuwait Senior Bonds 3.50% due 03/20/2027*		1,000,000	995,600
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*		2,400,000	2,325,004

Total Foreign Government Obligations (cost $5,356,735)			5,298,519

MUNICIPAL BONDS & NOTES — 0.1%
City of Chicago, IL General Obligation Bonds Series B 6.31% due 01/01/2044		800,000	845,328
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029		600,000	648,654

Total Municipal Bonds & Notes (cost $1,307,226)			1,493,982

OPTIONS - PURCHASED(9) — 0.5%
Exchange-Traded Put Options - Purchased		1,959	5,227,265
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(5)		222,800,000	149,052
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(5)		13,600,000	1,600,100

Total Options - Purchased (cost $9,231,273)			6,976,417

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Commercial — 0.1%
Stichting AK Rabobank Certificaten 6.50% due 03/29/2018(10)	EUR	900,000	1,423,896

Insurance-Multi-line — 0.0%
Voya Financial, Inc. Company Guar. Notes 4.70% due 01/23/2048*		400,000	394,465

Security Description		Shares/ Principal Amount**	Value (Note 2)
Investment Management/Advisor Services — 0.1%
Brighthouse Holdings LLC Series A 6.50% due 12/31/2020*(5)(10)	EUR	500,000	$554,375

Pipelines — 0.0%
TransCanada Trust 5.30% due 03/15/2077		$400,000	413,500

Total Preferred Securities/Capital Securities (cost $2,339,711)			2,786,236

Total Long-Term Investment Securities (cost $749,086,026)			738,399,401

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Commercial Paper — 0.1%
Barclays Bank PLC 1.94% due 09/04/2018 (cost $1,700,000)		1,700,000	1,700,000

REPURCHASE AGREEMENTS — 55.2%
Agreement with Barclays Bank PLC, bearing interest at 1.50%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $124,305,179 collateralized by $131,726,000 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2021 and having an approximate value of $127,479,502		124,300,000	124,300,000
Agreement with J.P. Morgan Chase, bearing interest at 1.49%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $314,213,004 collateralized by $327,334,000 of United States Treasury Notes, bearing interest at 1.88% due 09/30/2022 having an approximate value of $322,925,192		314,200,000	314,200,000
Agreement with Toronto-Dominion Bank, bearing interest at 1.49%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $314,213,004 collateralized by $326,785,000 of United States Treasury Notes, bearing interest at 2.25% due 01/31/2024 and having an approximate value of $320,900,317		314,200,000	314,200,000

Total Repurchase Agreements (cost $752,700,000)			752,700,000

TOTAL INVESTMENTS (cost $1,503,486,026)(11)		109.4%	1,492,799,401
Liabilities in excess of other assets		(9.4)	(128,061,383)

NET ASSETS		100.0%	$1,364,738,018

319

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

#	See Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $96,986,349 representing 7.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation

(4)	Securities classified as Level 3 (see Note 2).
(5)	Illiquid security. At January 31, 2018, the aggregate value of these securities was $4,364,202 representing 0.3% of net assets.
(6)	Interest Only
(7)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Principal amount of security is adjusted for inflation.
(9)	Options — Purchased

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	December 2018	$1,850	653	$698,763	$1,078,326	$701,975	$(376,351)
S&P 500 Index	December 2018	2,125	653	1,570,663	2,221,076	1,544,345	(676,731)
S&P 500 Index	December 2018	2,375	653	2,951,778	4,268,231	2,980,945	(1,287,286)

					$7,567,633	$5,227,265	$(2,340,368)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Purchased Call Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.65% versus U.S. Treasury Bonds maturing on 11/15/2018	Morgan Stanley Co., Inc.	November 2018	1.65%	$24,200	$137,336	$2,471	$(134,865)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.54% versus U.S. Treasury Bonds maturing on 03/21/2018	Morgan Stanley Co., Inc.	March 2018	2.54	600	0	1,815	1,815
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.85% versus U.S. Treasury Bonds maturing on 11/30/2018	Goldman Sachs Bank USA	November 2018	1.85	62,500	89,393	37,594	(51,799)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 12/19/2018	Citibank N.A.	December 2018	2.00	62,500	138,462	33,100	(105,362)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.15% versus U.S. Treasury Bonds maturing on 01/31/2019	Goldman Sachs Bank USA	January 2019	2.15	73,000	76,650	74,072	(2,578)

					$441,841	$149,052	$(292,789)

320

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.30% versus U.S. Treasury Bonds maturing on 10/21/2019	Goldman Sachs Bank USA	October 2019	2.30%	$9,700	$921,500	$1,305,718	$384,218
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.54% versus U.S. Treasury Bonds maturing on 03/21/2018	Morgan Stanley Co., Inc.	March 2018	2.54	3,300	0	36,014	36,014
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.75% versus U.S. Treasury Bonds maturing on 11/07/2019	Morgan Stanley Co., Inc.	November 2019	2.75	600	300,300	258,368	(41,932)

					$1,221,800	$1,600,100	$378,300

(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	See Note 3 for cost of investments on a tax basis.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.

GBP — British Pound Sterling

USD — U.S. Dollar

CLO — Collateralized Loan Obligation

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of January 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Over the Counter Written Call Options on Currencies@
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Call option on USD vs ZAR	Goldman Sachs Bank USA	June 2018	12.25%	$2,000	$68,110	$62,170	$5,940

Over the Counter Written Put Options on Currencies@
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Put option on USD vs ZAR	Goldman Sachs Bank USA	June 2018	12.25%	$1,900	$29,317	$79,249	$(49,932)

321

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Over the Counter Written Call Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 11/15/2018	Morgan Stanley Co., Inc.	November 2018	2.00%	$5,200	$137,222	$12,009	$125,213
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.19% versus U.S. Treasury Bonds maturing on 11/30/2018	Goldman Sachs Bank USA	November 2018	2.19	24,400	85,588	46,296	39,292
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.19% versus U.S. Treasury Bonds maturing on 12/19/2018	Goldman Sachs Bank USA	December 2018	2.19	13,200	139,140	59,969	79,171
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.21% versus U.S. Treasury Bonds maturing on 01/31/2019	Goldman Sachs Bank USA	January 2019	2.21	14,600	76,650	76,650	0

					$438,600	$194,924	$243,676

Over the Counter Written Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 10/21/2019	Goldman Sachs Bank USA	October 2019	2.00%	$48,500	$921,500	$1,963,469	$(1,041,969)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 2.50% versus U.S. Treasury Bonds maturing on 11/07/2019	Morgan Stanley Co., Inc.	November 2019	2.50	16,500	300,300	400,412	(100,112)

					$1,221,800	$2,363,881	$(1,142,081)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
18	Long	Euro-Bund	March 2018	$3,594,677	$3,549,292	$(45,385)
657	Long	90 Day Euro Dollar	March 2019	160,333,478	160,201,237	(132,241)
546	Long	90 Day Euro Dollar	March 2018	134,063,100	133,933,800	(129,300)
350	Long	90 Day Euro Dollar	December 2018	85,474,823	85,413,125	(61,698)
5,911	Long	S&P 500 E-Mini Index	March 2018	784,176,882	835,165,190	50,988,308
34	Long	U.S. Treasury Ultra Long Bonds	March 2018	5,648,297	5,505,875	(142,422)
48	Long	U.S. Treasury 5 Year Notes	March 2018	5,601,456	5,506,125	(95,331)
853	Long	Russell 2000 E-Mini Index	March 2018	65,220,049	67,768,000	2,547,951
113	Long	U.S. Treasury 10 Year Notes	March 2018	14,093,364	13,738,328	(355,036)
35	Short	Euro-BTP	March 2018	6,022,803	5,908,907	113,896
47	Short	Euro-BTP	March 2018	9,148,515	8,923,899	224,616
548	Short	90 Day Euro Dollar	June 2019	133,904,736	133,499,650	405,086
983	Short	90 Day Euro Dollar	December 2019	239,765,637	239,127,038	638,599
298	Short	90 Day Euro Dollar	September 2019	72,782,479	72,548,100	234,379
657	Short	90 Day Euro Dollar	March 2020	160,011,509	159,782,400	229,109

						$54,420,531

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

322

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PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	2,113,000	USD	2,581,537	02/02/2018	$—	$(41,858)
	GBP	8,459,000	USD	11,465,168	02/02/2018	—	(545,339)
	JPY	550,800,000	USD	4,915,860	02/15/2018	—	(132,999)
	USD	2,761,348	JPY	306,419,397	02/15/2018	47,418	—
	USD	130,613	EUR	105,000	03/02/2018	—	(21)
	USD	3,782,000	RUB	215,649,640	03/07/2018	38,137	—
	ZAR	8,351,000	USD	701,769	02/06/2018	—	(2,747)

						85,555	(722,964)

Barclays Bank PLC	GBP	592,000	USD	828,141	02/02/2018	—	(12,410)
	USD	4,944,625	JPY	559,200,000	02/15/2018	181,232	—

						181,232	(12,410)

Citibank N.A.	GBP	340,000	USD	468,013	02/02/2018	—	(14,736)
	GBP	9,391,000	USD	13,325,498	03/02/2018	—	(22,019)
	KRW	10,916,226,400	USD	9,808,107	03/14/2018	—	(406,215)
	USD	3,396,857	EUR	2,845,000	02/02/2018	135,352	—
	USD	238,000	RUB	13,804,000	03/07/2018	6,532	—

						141,884	(442,970)

Goldman Sachs Bank USA	KRW	1,088,404,700	USD	1,019,000	03/14/2018	579	—
	USD	701,084	ZAR	8,332,000	02/06/2018	1,829	—
	USD	3,745,123	JPY	408,700,000	02/15/2018	1,189	—
	USD	4,137,000	RUB	244,808,499	03/07/2018	199,672	—
	USD	2,909,000	KRW	3,111,721,897	03/14/2018	2,641	—

						205,910	—

Net Unrealized Appreciation/(Depreciation)						$614,581	$(1,178,344)

EUR	— Euro Currency	KRW	— South Korean Won	USD	— United States Dollar
GBP	— British Pound Sterling	RUB	— New Russian Ruble	ZAR	— South African Rand
JPY	— Japanese Yen

Over the Counter Total Return Swap Contracts@
					Value
Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays PLC	62,611	05/09/2018	(3 Month USD LIBOR-BBA plus 10 bps)	MSCI EAFE Index	$—	$5,315,358
Merrill Lynch International	52,754	05/23/2018	(3 Month USD LIBOR-BBA plus 8 bps)	MSCI EAFE Index	—	1,415,112
Merrill Lynch International	71,148	06/07/2018	(3 Month USD LIBOR-BBA plus 9 bps)	MSCI EAFE Index	(42,429)	3,600,887
Merrill Lynch International	22,531	08/22/2018	(3 Month USD LIBOR-BBA plus 8 bps)	MSCI EAFE Index	—	4,468,155

					$(42,429)	$14,799,512

323

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
EUR	6,600	02/03/2037	2.050%/Annually	6 Month USD EURIBOR-BBA/Semi-annually	$—	$6,429
JPY	740,000	03/20/2028	6 Month JPY LIBOR-BBA/Semi-annually	0.750%/Semi-annually	103,635	(42,100)
GBP	2,500	02/01/2037	6 Month GBP LIBOR-BBA/Semi-annually	2.040%/Semi-annually	715	(31,086)
GBP	3,500	02/01/2037	6 Month GBP LIBOR-BBA/Semi-annually	2.050%/Semi-annually	—	(46,581)
GBP	14,100	03/21/2028	6 Month GBP LIBOR-BBA/Semi-annually	1.500%/Semi-annually	(246,541)	433,111
GBP	115,000	09/18/2020	3 Month GBP LIBOR-BBA/Quarterly	1.000%/Maturity	51,828	439,659
GBP	115,000	09/19/2019	1.000%/Maturity	3 Month GBP LIBOR-BBA/Quarterly	167,030	(117,222)
USD	5,800	08/20/2019	3 Month USD LIBOR-BBA/Quarterly	2.910%/Semi-annually	—	(27,999)
USD	700	12/16/2019	3 Month USD LIBOR-BBA/Quarterly	2.000%/Semi-annually	(1,347)	5,166
USD	5,900	12/21/2026	3 Month USD LIBOR-BBA/Quarterly	1.750%/Semi-annually	35,917	433,486
USD	4,700	12/21/2026	3 Month USD LIBOR-BBA/Quarterly	1.750%/Semi-annually	(100,668)	464,520
USD	82,400	06/21/2027	3 Month USD LIBOR-BBA/Quarterly	1.500%/Semi-annually	6,668,750	2,025,723
USD	44,300	12/20/2027	3 Month USD LIBOR-BBA/Quarterly	2.500%/Semi-annually	(1,642,087)	2,692,164
USD	5,700	12/20/2047	3 Month USD LIBOR-BBA/Quarterly	2.750%/Semi-annually	(186,718)	310,593

				Total	$4,850,514	$6,545,863

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection@(4)
					Value(3)
Reference Obligation	Fixed Deal Receive Rate/Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2018(1)	Notional Amount(2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index	1.000%/Quarterly	6/20/2021	0.3162%	$900	$8,109	$11,963
CDX North American Investment Grade Index	1.000%/Quarterly	12/20/2022	0.4715	28,900	695,999	23,761

					$704,108	$35,724

@	Illiquid security. At January 31, 2018, the aggregate value of these securities was $27,034,711 representing 2.0% of net assets
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

324

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

BBA	— British Banking Association
CDOR	— Canadian Dollar Offered Rate
EUR	— Euro Currency
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar
ZAR	— South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$53,156,959	$1,345,834	$54,502,793
U.S. Corporate Bonds & Notes	—	88,003,900	—	88,003,900
Foreign Corporate Bonds & Notes	—	47,526,807	—	47,526,807
U.S. Government Agencies	—	194,793,639	—	194,793,639
U.S. Government Treasuries	—	337,017,108	—	337,017,108
Foreign Government Obligations	—	5,298,519	—	5,298,519
Municipal Bonds & Notes	—	1,493,982	—	1,493,982
Exchange Traded Put Options - Purchased	5,227,265	—	—	5,227,265
Over the Counter Purchased Call Options on Interest Rate Swap Contracts	—	149,052	—	149,052
Over the Counter Purchased Put Options on Interest Rate Swap Contracts	—	1,600,100	—	1,600,100
Preferred Securities/Capital Securities	—	2,786,236	—	2,786,236
Short-Term Investment Securities	—	1,700,000	—	1,700,000
Repurchase Agreements	—	752,700,000	—	752,700,000

Total Investments at Value	$5,227,265	$1,486,226,302	$1,345,834	$1,492,799,401

Other Financial Instruments:+
Over the Counter Written Call Options on Currencies	$—	$5,940	$—	$5,940
Over the Counter Written Call Options on Interest Rate Swap Contracts	—	243,676	—	243,676
Futures Contracts	55,381,944	—	—	55,381,944
Forward Foreign Currency Contracts	—	614,581	—	614,581
Over the Counter Total Return Swap Contracts	—	14,799,512	—	14,799,512
Centrally Cleared Interest Rate Swap Contracts	—	6,810,851	—	6,810,851
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	35,724	—	35,724

Total Other Financial Instruments	$55,381,944	$22,510,284	$—	$77,892,228

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Put Options on Currencies	$—	$49,932	$—	$49,932
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	1,142,081	—	1,142,081
Futures Contracts	961,413	—	—	961,413
Forward Foreign Currency Contracts	—	1,178,344	—	1,178,344
Centrally Cleared Interest Rate Swap Contracts	—	264,988	—	264,988

Total Other Financial Instruments	$961,413	$2,635,345	$—	$3,596,758

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

325

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio##

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Cable/Satellite TV	6.9%
Oil Companies-Exploration & Production	6.7
Pipelines	6.1
Real Estate Investment Trusts	4.5
Cellular Telecom	3.7
Finance-Consumer Loans	2.8
Repurchase Agreements	2.7
Satellite Telecom	2.2
Medical-Drugs	2.1
Medical-Hospitals	2.0
Oil-Field Services	1.7
Metal-Copper	1.5
Oil & Gas Drilling	1.4
Containers-Metal/Glass	1.4
Real Estate Management/Services	1.4
Steel-Producers	1.3
Retail-Restaurants	1.3
Computer Services	1.3
Computers-Memory Devices	1.2
Computers-Integrated Systems	1.2
Aerospace/Defense-Equipment	1.2
Finance-Auto Loans	1.2
Auto-Heavy Duty Trucks	1.1
Metal Processors & Fabrication	1.1
Printing-Commercial	1.1
Chemicals-Diversified	1.1
Hotels/Motels	1.1
Building-Residential/Commercial	1.1
Oil Refining & Marketing	1.0
Publishing-Books	1.0
Retail-Office Supplies	1.0
Rental Auto/Equipment	1.0
Enterprise Software/Service	0.9
Computers	0.9
Telephone-Integrated	0.9
Internet Connectivity Services	0.9
Energy-Alternate Sources	0.8
Gambling (Non-Hotel)	0.8
Batteries/Battery Systems	0.8
Building & Construction-Misc.	0.8
Marine Services	0.8
Television	0.8
E-Commerce/Services	0.7
Building-Heavy Construction	0.7
Coal	0.7
Semiconductor Equipment	0.7
Internet Content-Entertainment	0.7
Finance-Mortgage Loan/Banker	0.7
Radio	0.7
Building Products-Wood	0.7
Circuit Boards	0.7
Diversified Minerals	0.7
Finance-Credit Card	0.7
Finance-Investment Banker/Broker	0.6
Containers-Paper/Plastic	0.6
Investment Management/Advisor Services	0.6
Food-Retail	0.6
Retail-Appliances	0.6
Agricultural Chemicals	0.6
Diversified Manufacturing Operations	0.6
Electric-Distribution	0.6

Cruise Lines	0.5%
Independent Power Producers	0.5
Real Estate Operations & Development	0.5
Electronic Parts Distribution	0.5
Auto/Truck Parts & Equipment-Original	0.5
Poultry	0.5
Machinery-Thermal Process	0.5
Physicians Practice Management	0.5
Telecom Services	0.5
Dialysis Centers	0.5
Oil Field Machinery & Equipment	0.5
Food-Dairy Products	0.5
Finance-Other Services	0.5
Consumer Products-Misc.	0.5
Distribution/Wholesale	0.5
Building & Construction Products-Misc.	0.4
Airlines	0.4
Cosmetics & Toiletries	0.4
Broadcast Services/Program	0.4
Racetracks	0.4
Retail-Pawn Shops	0.4
Retail-Automobile	0.4
Medical Instruments	0.3
Food-Wholesale/Distribution	0.3
Publishing-Periodicals	0.3
Telecommunication Equipment	0.3
Paper & Related Products	0.2

99.0%

Credit Quality#†
Baa	3.6%
Ba	31.3
B	47.5
Caa	14.5
Ca	0.3
Not Rated@	2.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
##	See Note 1

326

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio##

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 73.0%
Aerospace/Defense-Equipment — 1.2%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	$1,984,000	$2,048,480
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	2,445,000	2,402,212

		4,450,692

Airlines — 0.4%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(1)	67,224	67,466
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,541,187	1,586,390

		1,653,856

Auto-Heavy Duty Trucks — 1.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,118,000	2,194,777
Navistar International Corp. Senior Notes 6.63% due 11/01/2025*	2,025,000	2,116,733

		4,311,510

Batteries/Battery Systems — 0.8%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	3,037,000	3,162,276

Broadcast Services/Program — 0.4%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	1,475,000	1,518,468

Building & Construction Products-Misc. — 0.4%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,645,000	1,669,675

Building & Construction-Misc. — 0.8%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	3,117,000	3,145,334

Building Products-Wood — 0.7%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	2,395,000	2,502,775

Building-Heavy Construction — 0.7%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	2,571,000	2,738,115

Building-Residential/Commercial — 0.4%
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	1,600,000	1,618,080

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV — 2.9%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	$2,349,000	$2,442,960
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	2,885,000	2,782,222
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	2,655,000	2,688,187
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	920,000	862,822
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	2,104,000	2,161,860

		10,938,051

Cellular Telecom — 3.2%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,730,000	1,754,514
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	7,222,000	7,649,326
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	2,214,000	2,222,302
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033	451,000	478,624

		12,104,766

Circuit Boards — 0.7%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	2,410,000	2,476,275

Coal — 0.7%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	2,595,000	2,718,262

Computer Services — 1.3%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	1,925,000	2,006,813
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	2,739,000	2,828,017

		4,834,830

Computers — 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	3,235,000	3,537,795

Computers-Integrated Systems — 1.2%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	1,250,000	1,320,625

327

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio##

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computers-Integrated Systems (continued)
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	$3,095,000	$3,187,850

		4,508,475

Computers-Memory Devices — 0.5%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	1,885,000	1,908,563

Consumer Products-Misc. — 0.5%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,800,000	1,791,000

Containers-Metal/Glass — 1.4%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	2,311,000	2,663,427
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	2,438,000	2,559,900

		5,223,327

Containers-Paper/Plastic — 0.6%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	2,309,000	2,401,360

Cosmetics & Toiletries — 0.4%
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	1,511,000	1,522,333

Dialysis Centers — 0.5%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	1,850,000	1,843,063

Distribution/Wholesale — 0.5%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025*	1,685,000	1,748,188

Electric-Distribution — 0.6%
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 09/15/2024*	1,406,000	1,413,030
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	765,000	754,481

		2,167,511

Electronic Parts Distribution — 0.5%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,920,000	1,901,817

Energy-Alternate Sources — 0.8%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	3,028,000	3,186,970

Security Description	Principal Amount	Value (Note 2)

Enterprise Software/Service — 0.9%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	$3,392,000	$3,587,040

Finance-Auto Loans — 1.2%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	2,060,000	2,199,462
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	2,066,000	2,158,970

		4,358,432

Finance-Consumer Loans — 2.3%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	2,965,000	3,083,600
Navient Corp. Senior Notes 5.63% due 08/01/2033	3,076,000	2,806,850
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	2,610,000	2,695,608

		8,586,058

Finance-Credit Card — 0.7%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	2,400,000	2,466,000

Finance-Investment Banker/Broker — 0.6%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	2,370,000	2,417,400

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,500,000	2,546,875

Finance-Other Services — 0.5%
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. Senior Notes 6.38% due 12/15/2022*	1,737,000	1,793,192

Food-Retail — 0.6%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	2,580,000	2,302,650

Food-Wholesale/Distribution — 0.3%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,350,000	1,262,250

Gambling (Non-Hotel) — 0.5%
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	1,878,000	1,924,950
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)(2)	569,536	8,828

		1,933,778

328

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio##

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Hotels/Motels — 1.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	$1,761,000	$1,932,698
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	2,085,000	2,094,311

		4,027,009

Independent Power Producers — 0.5%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	2,025,000	1,987,031

Internet Connectivity Services — 0.9%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	2,073,000	2,155,920
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	1,230,000	1,289,962

		3,445,882

Internet Content-Entertainment — 0.7%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	2,505,000	2,681,051

Investment Management/Advisor Services — 0.6%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	2,238,000	2,308,517

Machinery-Thermal Process — 0.5%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	1,766,000	1,854,300

Marine Services — 0.8%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	2,860,000	2,974,400

Medical Instruments — 0.3%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	1,328,000	1,323,020

Medical-Drugs — 0.3%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	1,425,000	1,111,500

Medical-Hospitals — 2.0%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	1,845,000	1,706,625
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,205,000	1,260,731
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	2,953,000	2,901,322

Security Description	Principal Amount	Value (Note 2)

Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	$1,575,000	$1,551,533

		7,420,211

Metal Processors & Fabrication — 1.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	2,293,000	2,442,045
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,682,000	1,761,895

		4,203,940

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,581,000	1,571,119

Oil Companies-Exploration & Production — 5.6%
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,775,000	1,832,687
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	997,000	1,019,433
Denbury Resources, Inc. Sec. Notes 9.25% due 03/31/2022*	1,400,000	1,435,000
Endeavor Energy Resources Finance, Inc. Senior Notes 5.50% due 01/30/2026*	1,475,000	1,493,437
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,708,000	2,721,540
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,425,000	1,474,875
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	2,067,000	2,183,269
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	1,290,000	1,315,800
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025	1,900,000	1,971,250
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	2,610,000	2,277,225
Southwestern Energy Co. Senior Notes 7.50% due 04/01/2026	1,800,000	1,883,250
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	1,276,000	1,378,080

		20,985,846

329

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio##

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Field Machinery & Equipment — 0.5%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	$1,815,000	$1,828,613

Oil Refining & Marketing — 1.0%
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	449,000	463,592
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	3,208,000	3,379,147

		3,842,739

Physicians Practice Management — 0.5%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	1,815,000	1,853,569

Pipelines — 6.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,303,000	1,342,090
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	1,125,000	1,161,563
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	2,625,000	2,985,937
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	2,054,000	2,092,512
Duke Energy Field Services LLC Company Guar. Notes 6.45% due 11/03/2036*	1,730,000	1,907,325
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	1,925,000	1,934,625
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	2,600,000	2,635,750
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,327,000	1,386,715
SemGroup Corp. Company Guar. Notes 7.25% due 03/15/2026*	2,072,000	2,144,520
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,709,000	1,726,090
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	2,081,000	2,101,810
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	1,410,000	1,441,725

		22,860,662

Security Description	Principal Amount	Value (Note 2)

Poultry — 0.5%
Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*	$1,875,000	$1,879,688

Publishing-Books — 0.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	1,855,000	1,822,538

Publishing-Periodicals — 0.3%
Meredith Corp. Senior Notes 6.88% due 02/01/2026*	1,181,000	1,209,049

Racetracks — 0.4%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,390,000	1,487,300

Radio — 0.7%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	2,470,000	2,528,663

Real Estate Investment Trusts — 4.5%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	2,460,000	2,490,750
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	2,660,000	2,679,950
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	1,775,000	1,788,312
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,860,000	1,778,625
iStar, Inc. Senior Notes 5.25% due 09/15/2022	2,024,000	2,018,940
iStar, Inc. Senior Notes 6.00% due 04/01/2022	898,000	918,205
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	2,234,000	2,212,107
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*	3,050,000	3,011,875

		16,898,764

Real Estate Management/Services — 1.4%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,830,000	2,900,750
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	2,240,000	2,215,472

		5,116,222

330

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio##

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.5%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	$1,870,000	$1,921,425

Rental Auto/Equipment — 1.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	2,260,000	2,180,900
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	1,472,000	1,494,080

		3,674,980

Retail-Appliances — 0.6%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	2,261,000	2,263,826

Retail-Automobile — 0.4%
Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024	1,339,000	1,392,560

Retail-Office Supplies — 1.0%
Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*	3,820,000	3,691,075

Retail-Pawn Shops — 0.4%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	1,331,000	1,394,223

Retail-Restaurants — 1.3%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	2,695,000	2,715,212
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	2,110,000	2,252,425

		4,967,637

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Satellite Telecom — 0.7%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	2,605,000	2,755,569

Semiconductor Equipment — 0.3%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	1,320,000	1,324,950

Steel-Producers — 0.9%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025	1,800,000	1,777,500
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	1,700,000	1,785,000

		3,562,500

Security Description	Principal Amount	Value (Note 2)

Telecom Services — 0.5%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	$1,915,000	$1,852,552

Telecommunication Equipment — 0.3%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	946,000	979,110

Telephone-Integrated — 0.9%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,875,000	1,828,125
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	2,555,000	1,667,137

		3,495,262

Television — 0.6%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,905,000	2,162,175

Total U.S. Corporate Bonds & Notes (cost $271,311,831)		275,496,519

FOREIGN CORPORATE BONDS & NOTES — 21.3%
Agricultural Chemicals — 0.6%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	2,070,000	2,189,025

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	1,890,000	1,885,275

Building-Residential/Commercial — 0.6%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	2,064,000	2,174,940

Cable/Satellite TV — 4.0%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	3,550,000	3,687,562
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	3,000,000	2,752,500
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*	5,217,000	5,138,745
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	1,660,000	1,689,050
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,900,000	1,885,750

		15,153,607

Cellular Telecom — 0.5%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	1,760,000	1,854,600

331

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio##

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 1.1%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	$2,300,000	$2,323,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	1,810,000	1,854,707

		4,177,707

Computers-Memory Devices — 0.7%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	2,700,000	2,682,247

Cruise Lines — 0.5%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	1,925,000	2,075,150

Diversified Manufacturing Operations — 0.6%
Bombardier, Inc. Senior Notes 5.75% due 03/15/2022*	2,175,000	2,183,265

Diversified Minerals — 0.7%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*	2,430,000	2,466,450

Finance-Consumer Loans — 0.5%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	1,900,000	2,028,250

Gambling (Non-Hotel) — 0.3%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	1,110,000	1,234,875

Medical-Drugs — 1.8%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	925,000	695,489
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	4,765,000	4,304,939
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	1,749,000	1,859,957

		6,860,385

Metal-Copper — 1.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	2,220,000	2,350,425
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	1,625,000	1,734,688

		4,085,113

Security Description	Principal Amount	Value (Note 2)

Oil & Gas Drilling — 1.4%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	$1,190,000	$1,103,725
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	1,407,000	1,433,381
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*(4)(9)	2,982,000	1,312,080
Shelf Drilling Holdings, Ltd. Senior Notes 8.25% due 02/15/2025*	1,475,000	1,497,125

		5,346,311

Oil Companies-Exploration & Production — 1.1%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	3,142,000	2,702,120
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,456,000	1,423,240

		4,125,360

Oil-Field Services — 1.7%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	2,393,000	2,596,405
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	2,400,000	2,352,000
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024	1,200,000	1,308,000

		6,256,405

Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	499,000	508,980
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	360,000	371,700

		880,680

Printing-Commercial — 1.1%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	3,983,000	4,197,086

Satellite Telecom — 1.5%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*	2,660,000	2,699,900
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	2,430,000	1,907,550
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	2,340,000	1,000,350

		5,607,800

Semiconductor Equipment — 0.4%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	1,310,000	1,362,400

332

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio##

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(4)	$1,210,000	$0

Steel-Producers — 0.4%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	1,500,000	1,706,250

Total Foreign Corporate Bonds & Notes (cost $82,194,641)		80,533,181

LOANS(6)(7)(8) — 1.3%
Building-Residential/Commercial — 0.1%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	214,581

E-Commerce/Services — 0.7%
RentPath LLC FRS 2nd Lien 10.58% (1 ML +9.00%) due 12/17/2022	2,913,240	2,880,467

Publishing-Books — 0.5%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL-B 4.57% (1 ML +3.00%) due 05/29/2021	2,108,779	1,984,009

Total Loans (cost $4,847,820)		5,079,057

COMMON STOCKS — 0.2%
Television — 0.2%
ION Media Networks, Inc.†(1)(2)(5) (cost $8)	822	730,026

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Food-Dairy Products — 0.5%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028* (cost $1,642,042)	$1,604,000	1,820,540

Total Long-Term Investment Securities (cost $359,996,342)		363,659,323

REPURCHASE AGREEMENTS — 2.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20% dated 01/31/2018, to be purchased 02/01/2018 in the amount $10,066,056 and collaterallized by $10,460,000 of United States Treasury Notes, bearing interest at 2.13% due 02/29/2024 and having an approximate value of $10,270,172 (cost $10,066,000)	10,066,000	10,066,000

TOTAL INVESTMENTS (cost $370,062,342)(10)	99.0%	373,725,323
Other assets less liabilities	1.0	3,888,461

NET ASSETS	100.0%	$377,613,784

##	See Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $211,914,529 representing 56.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At January 31, 2018, the aggregate value of these securities was $953,435 representing 0.3% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for bankruptcy protection.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$730,026	$888.11	0.19%

(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(9)	Security in default of interest.
(10)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML — 1 Month USD LIBOR

333

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio##

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$1,586,390	$67,466	$1,653,856
Gambling (Non-Hotel)	—	1,924,950	8,828	1,933,778
Rubber/Plastic Products	—	—	0	0
Other Industries	—	271,908,885	—	271,908,885
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	80,533,181	—	80,533,181
Loans:
Building-Residential/Commercial	—	—	214,581	214,581
Other Industries	—	4,864,476	—	4,864,476
Common Stocks	—	—	730,026	730,026
Preferred Securities/Capital Securities	—	1,820,540	—	1,820,540
Repurchase Agreements	—	10,066,000	—	10,066,000

Total Investments at Value	$—	$372,704,422	$1,020,901	$373,725,323

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

334

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	9.8%
Diversified Banking Institutions	7.5
Medical-Drugs	7.0
Oil Companies-Integrated	6.6
Insurance-Life/Health	5.4
Insurance-Multi-line	4.3
Diversified Manufacturing Operations	3.2
Import/Export	2.8
Auto-Cars/Light Trucks	2.7
Metal-Diversified	2.6
Telephone-Integrated	2.6
Building-Heavy Construction	2.3
Electronic Components-Semiconductors	2.1
Cellular Telecom	1.9
Telecom Services	1.8
Food-Misc./Diversified	1.7
Food-Retail	1.6
Auto/Truck Parts & Equipment-Original	1.6
Building Products-Cement	1.5
Water	1.2
Insurance-Reinsurance	1.2
Chemicals-Diversified	1.2
Insurance-Property/Casualty	1.2
Private Equity	1.2
Toys	1.1
Airlines	1.1
Tobacco	1.1
Repurchase Agreements	1.0
Aerospace/Defense	1.0
Finance-Leasing Companies	1.0
Electric-Integrated	1.0
Distribution/Wholesale	1.0
Electronic Components-Misc.	1.0
Building Products-Air & Heating	1.0
Oil Companies-Exploration & Production	0.9
Building Products-Doors & Windows	0.9
Metal Processors & Fabrication	0.9
Internet Connectivity Services	0.9
Real Estate Operations & Development	0.9
Cosmetics & Toiletries	0.9
Building & Construction Products-Misc.	0.9
Computers-Memory Devices	0.9
Motorcycle/Motor Scooter	0.8
Wireless Equipment	0.8
Audio/Video Products	0.8
Hotels/Motels	0.8
Airport Development/Maintenance	0.8
Steel-Producers	0.7
Machinery-Material Handling	0.7
Soap & Cleaning Preparation	0.7
Real Estate Investment Trusts	0.5

99.1%

Country Allocation*

Japan	21.0%
France	16.1
United Kingdom	14.3
Germany	7.4
Netherlands	6.6
Switzerland	5.5
Australia	5.3
Ireland	4.8
Canada	4.2
Jersey	2.0
Sweden	1.8
Hong Kong	1.6
South Korea	1.5
Norway	1.2
United States	1.0
New Zealand	1.0
Denmark	1.0
Finland	0.8
Spain	0.8
Taiwan	0.6
Italy	0.6

99.1%

*	Calculated as a percentage of net assets
#	See Note 1

335

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Australia — 5.3%
Australia & New Zealand Banking Group, Ltd.	291,195	$6,706,151
Challenger, Ltd.	500,287	5,498,709
Insurance Australia Group, Ltd.	667,764	3,895,729
Vicinity Centres	790,792	1,714,122

		17,814,711

Canada — 4.2%
BCE, Inc.	56,300	2,632,826
Encana Corp.	255,500	3,159,476
Magna International, Inc.	33,797	1,930,550
Suncor Energy, Inc.	177,251	6,421,386

		14,144,238

Denmark — 1.0%
Danske Bank A/S	83,777	3,403,069

Finland — 0.8%
Nokia OYJ	571,337	2,733,100

France — 16.1%
AXA SA	188,809	6,210,845
Cie de Saint-Gobain	51,639	3,001,421
Eurazeo SA	36,888	3,881,405
Natixis SA	385,451	3,509,734
Sanofi	86,302	7,620,382
SCOR SE	90,059	4,030,849
Societe Generale SA	116,893	6,799,994
TOTAL SA	69,394	4,017,890
Valeo SA	41,205	3,248,536
Veolia Environnement SA	166,404	4,191,890
Vinci SA	71,003	7,669,377

		54,182,323

Germany — 7.4%
Allianz SE	15,086	3,811,559
Bayer AG	30,735	4,022,725
Henkel AG & Co. KGaA (Preference Shares)	16,231	2,269,070
KION Group AG	26,249	2,409,011
LANXESS AG	20,587	1,794,808
Siemens AG	53,603	8,129,844
thyssenkrupp AG	77,747	2,445,988

		24,883,005

Hong Kong — 1.6%
AIA Group, Ltd.	623,600	5,341,054

Ireland — 4.8%
Bank of Ireland Group PLC†	290,734	2,837,151
CRH PLC	74,998	2,785,963
Dalata Hotel Group PLC†	373,632	2,713,714
Johnson Controls International PLC	84,300	3,298,659
Kerry Group PLC, Class A (ISE)	31,919	3,398,189
Kerry Group PLC, Class A (LSE)	9,593	1,022,490

		16,056,166

Italy — 0.6%
Telecom Italia SpA RSP	2,818,090	2,153,861

Japan — 21.0%
Hoya Corp.	65,000	3,315,792
ITOCHU Corp.	175,800	3,444,501
Japan Airlines Co., Ltd.	97,500	3,673,331
KDDI Corp.	65,900	1,661,837

Security Description	Shares	Value (Note 2)

Japan (continued)
Mitsubishi Corp.	215,100	$6,009,481
Mitsui Fudosan Co., Ltd.	115,900	3,033,656
Mizuho Financial Group, Inc.	1,424,700	2,679,224
Nintendo Co., Ltd.	8,400	3,691,014
Nippon Telegraph & Telephone Corp.	105,100	4,997,473
Nissan Motor Co., Ltd.	570,100	6,075,949
NSK, Ltd.	187,200	3,079,703
ORIX Corp.	179,600	3,347,861
Panasonic Corp.	183,800	2,725,769
Sanwa Holdings Corp.	226,100	3,135,618
Seven & i Holdings Co., Ltd.	56,300	2,313,473
Shiseido Co., Ltd.	58,900	3,021,882
Sumitomo Mitsui Financial Group, Inc.	135,200	6,041,088
TDK Corp.	32,500	2,991,893
Toshiba Corp.†	1,027,000	2,925,685
Yamaha Motor Co., Ltd.	83,200	2,758,853

		70,924,083

Jersey — 2.0%
Ferguson PLC	43,252	3,338,320
Glencore PLC	597,305	3,423,712

		6,762,032

Netherlands — 6.6%
Akzo Nobel NV	23,276	2,179,511
Fiat Chrysler Automobiles NV†	124,476	3,007,718
ING Groep NV	727,124	14,290,700
Koninklijke Ahold Delhaize NV	128,879	2,875,374

		22,353,303

New Zealand — 1.0%
Spark New Zealand, Ltd.	1,302,877	3,446,958

Norway — 1.2%
DNB ASA	136,911	2,777,683
Orkla ASA	128,798	1,340,292

		4,117,975

South Korea — 1.5%
Samsung Electronics Co., Ltd.	2,167	5,063,132

Spain — 0.8%
Aena SME SA*	12,055	2,625,939

Sweden — 1.8%
Com Hem Holding AB	175,250	3,046,898
Skandinaviska Enskilda Banken AB, Class A	229,598	2,900,314

		5,947,212

Switzerland — 5.5%
Chubb, Ltd.	30,006	4,685,437
Credit Suisse Group AG	118,594	2,288,421
LafargeHolcim, Ltd.	36,725	2,249,073
Novartis AG	73,050	6,608,445
UBS Group AG	138,417	2,810,724

		18,642,100

Taiwan — 0.6%
Sino-American Silicon Products, Inc.	624,000	2,173,097

United Kingdom — 14.3%
AstraZeneca PLC	76,383	5,299,525
BAE Systems PLC	408,528	3,445,487
Imperial Brands PLC	88,791	3,654,135
Lloyds Banking Group PLC	1,531,926	1,511,915

336

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Prudential PLC	270,590	$7,322,796
Rio Tinto PLC	97,162	5,410,611
Royal Dutch Shell PLC, Class A	210,212	7,369,014
Royal Dutch Shell PLC, Class B	119,231	4,225,480
SSE PLC	180,652	3,346,025
Vodafone Group PLC	2,060,497	6,570,888

		48,155,876

Total Long-Term Investment Securities (cost $263,880,770)		330,923,234

REPURCHASE AGREEMENTS — 1.0%
Agreement with Bank of America NA, bearing interest at 1.33%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $3,469,128 and collateralized by $3,850,000 of United States Treasury Notes, bearing interest at 1.63%, due 05/15/2026 and having an approximate value of $3,576,513 (cost $3,469,000)	$3,469,000	3,469,000

TOTAL INVESTMENTS (cost $267,349,770)(1)	99.1%	334,392,234
Other assets less liabilities	0.9	3,164,887

NET ASSETS	100.0%	$337,557,121

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $2,625,939 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CAD	3,869,700	USD	3,098,685	04/18/2018	$—	$(50,236)
	EUR	2,700,000	USD	3,230,973	03/21/2018	—	(131,641)
	HKD	8,660,700	USD	1,110,859	02/22/2018	3,206	—
	USD	7,373,171	HKD	57,459,100	02/22/2018	—	(24,490)
	USD	449,831	JPY	51,106,400	02/22/2018	18,805	—
	USD	5,069,718	GBP	3,741,100	03/21/2018	251,805	—

						273,816	(206,367)

Barclays Bank PLC	HKD	25,456,600	USD	3,264,625	02/22/2018	8,875	—
	JPY	74,294,200	USD	663,937	02/22/2018	—	(17,327)
	USD	3,270,627	HKD	25,456,600	02/22/2018	—	(14,878)
	USD	653,898	JPY	74,294,200	02/22/2018	27,366	—

						36,241	(32,205)

Citibank N.A.	CAD	3,834,300	USD	3,070,641	04/18/2018	—	(49,474)
	DKK	8,240,600	USD	1,329,322	03/21/2018	—	(49,884)
	EUR	818,200	USD	970,712	03/21/2018	—	(48,284)
	JPY	369,737,100	USD	3,343,069	02/22/2018	—	(47,349)
	USD	10,784,713	JPY	1,210,786,000	02/22/2018	317,962	—
	USD	2,840,664	GBP	2,096,400	03/21/2018	141,358	—

						459,320	(194,991)

Goldman Sachs International	JPY	860,435,500	USD	7,689,291	02/22/2018	—	(200,737)
	USD	7,574,243	JPY	860,435,500	02/22/2018	315,786	—

						315,786	(200,737)

337

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	CAD	2,660,900	USD	2,130,612	04/18/2018	$—	$(34,663)
	CHF	1,832,600	USD	1,872,731	03/21/2018	—	(103,486)
	EUR	2,876,500	USD	3,437,671	03/21/2018	—	(144,758)
	NOK	10,553,200	USD	1,278,308	03/21/2018	—	(92,674)
	NZD	3,899,000	USD	2,767,206	04/18/2018	—	(104,107)
	SGD	605,000	USD	452,086	02/22/2018	—	(9,297)
	USD	4,531,390	SGD	6,152,200	02/22/2018	160,386	—
	USD	11,867,006	CHF	11,601,600	03/21/2018	643,786	—
	USD	1,028,711	EUR	862,300	03/21/2018	45,208	—
	USD	3,194,424	GBP	2,356,900	03/21/2018	158,145	—
	USD	309,550	SEK	2,572,700	03/21/2018	17,990	—
	USD	3,317,802	AUD	4,241,000	04/18/2018	99,025	—
	USD	284,577	CAD	350,600	04/18/2018	720	—

						1,125,260	(488,985)

State Street Bank And Trust Co.	CAD	4,098,600	USD	3,281,768	04/18/2018	—	(53,417)
	SEK	17,389,400	USD	2,077,965	03/21/2018	—	(135,946)
	USD	2,179,752	JPY	244,620,700	02/22/2018	63,373	—
	USD	2,052,822	SEK	16,528,100	03/21/2018	51,433	—
	USD	924,076	AUD	1,181,400	04/18/2018	27,737	—
	USD	2,924,593	CAD	3,599,200	04/18/2018	4,212	—
	USD	1,536,710	ILS	5,284,700	04/18/2018	14,212	—

						160,967	(189,363)

UBS AG	CAD	3,598,900	USD	2,881,633	04/18/2018	—	(46,928)
	USD	82,780	GBP	61,100	03/21/2018	4,132	—

						4,132	(46,928)

Westpac Banking Corp.	CAD	3,480,700	USD	2,786,901	04/18/2018	—	(45,476)
	EUR	1,470,900	USD	1,757,674	03/21/2018	—	(74,203)
	USD	275,323	CAD	338,800	04/18/2018	372	—

						372	(119,679)

						—	—

Net Unrealized Appreciation/(Depreciation)						$2,375,894	$(1,479,255)

AUD	— Australian Dollar	GBP	— Pound Sterling	NZD	— New Zealand Dollar
CAD	— Canadian Dollar	HKD	— Hong Kong Dollar	SEK	— Swedish Krona
CHF	— Swiss Franc	ILS	— Israeli Shekel	SGD	— Singapore Dollar
DKK	— Danish Krone	JPY	— Japanese Yen	USD	— United States Dollar
EUR	— Euro Currency	NOK	— Norwegian Krone

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$330,923,234	$—	$—	$330,923,234
Repurchase Agreements	—	3,469,000	—	3,469,000

Total Investments at Value	$330,923,234	$3,469,000	$—	$334,392,234

Other Financial Instruments:*+
Forward Foreign Currency Contracts	$—	$2,375,894	$—	$2,375,894

LIABILITIES:
Other Financial Instruments:*+
Forward Foreign Currency Contracts	$—	$1,479,255	$—	$1,479,255

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

338

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $5,341,055 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

339

SunAmerica Series Trust SA Pyramis® Real Estate Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	97.9%
Time Deposits	0.8
Storage/Warehousing	0.5
Real Estate Management/Services	0.5
Real Estate Operations & Development	0.3

100.0%

*	Calculated as a percentage of net assets
#	See Note 1

340

SunAmerica Series Trust SA Pyramis® Real Estate Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Real Estate Investment Trusts — 97.9%
Acadia Realty Trust	101,700	$2,497,752
Agree Realty Corp.	46,100	2,219,254
American Assets Trust, Inc.	44,600	1,572,596
American Homes 4 Rent, Class A	254,600	5,293,134
American Tower Corp.	11,100	1,639,470
AvalonBay Communities, Inc.	81,625	13,908,900
Boston Properties, Inc.	99,442	12,301,970
CareTrust REIT, Inc.	159,800	2,539,222
Cedar Realty Trust, Inc.	250,108	1,278,052
Colony NorthStar, Inc., Class A	208,903	1,875,949
CoreCivic, Inc.	135,300	3,140,313
CoreSite Realty Corp.	25,000	2,708,000
Corporate Office Properties Trust	113,500	3,098,550
DCT Industrial Trust, Inc.	173,298	10,257,509
DDR Corp.	228,540	1,855,745
DiamondRock Hospitality Co.	458,200	5,388,432
Digital Realty Trust, Inc.	13,414	1,501,697
Douglas Emmett, Inc.	151,000	5,839,170
Duke Realty Corp.	289,900	7,656,259
Education Realty Trust, Inc.	97,300	3,213,819
Equinix, Inc.	45,200	20,574,588
Equity LifeStyle Properties, Inc.	76,396	6,594,503
Equity Residential	53,754	3,311,784
Essex Property Trust, Inc.	43,413	10,114,361
Extra Space Storage, Inc.	114,129	9,527,489
Four Corners Property Trust, Inc.	78,100	1,843,160
Gaming and Leisure Properties, Inc.	60,000	2,186,400
GGP, Inc.	144,800	3,334,744
Gramercy Property Trust	103,766	2,619,054
Healthcare Realty Trust, Inc.	221,900	6,628,153
Highwoods Properties, Inc.	129,700	6,210,036
Host Hotels & Resorts, Inc.	291,587	6,053,346
Hudson Pacific Properties, Inc.	180,800	5,780,176
Macerich Co.	67,300	4,345,561
Mid-America Apartment Communities, Inc.	78,275	7,465,087
National Retail Properties, Inc.	140,600	5,579,008
Outfront Media, Inc.	131,000	2,934,400
Prologis, Inc.	114,867	7,478,990
Public Storage	41,442	8,112,686
Rexford Industrial Realty, Inc.	79,500	2,360,355
Sabra Health Care REIT, Inc.	162,993	2,950,173
Simon Property Group, Inc.	91,469	14,943,290
SL Green Realty Corp.	76,300	7,669,676
Spirit Realty Capital, Inc.	415,500	3,394,635
Sunstone Hotel Investors, Inc.	329,200	5,547,020
Taubman Centers, Inc.	37,634	2,320,136
Terreno Realty Corp.	57,480	2,046,288
Urban Edge Properties	285,250	6,669,145
Ventas, Inc.	214,645	12,013,681
VEREIT, Inc.	574,153	4,133,901
Washington Real Estate Investment Trust	189,500	5,431,070
Welltower, Inc.	98,264	5,892,892

		285,851,581

Real Estate Management/Services — 0.5%
Safety Income and Growth, Inc.	14,300	251,823
Vonovia SE	23,200	1,143,805

		1,395,628

Security Description	Shares/ Principal Amount	Value (Note 2)

Real Estate Operations & Development — 0.3%
Howard Hughes Corp.†	8,100	$1,020,276

Storage/Warehousing — 0.5%
Americold Realty Trust†	83,100	1,519,068

Total Long-Term Investment Securities (cost $291,011,091)		289,786,553

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 02/01/2018 (cost $2,406,000)	$2,406,000	2,406,000

TOTAL INVESTMENTS (cost $293,417,091)(1)	100.0%	292,192,553
Liabilities in excess of other assets	0.0	(121,702)

NET ASSETS	100.0%	$292,070,851

†	Non-income producing security
#	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.

341

SunAmerica Series Trust SA Pyramis® Real Estate Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$289,786,553	$—	$—	$289,786,553
Short-Term Investment Securities	—	2,406,000	—	2,406,000

Total Investments at Value	$289,786,553	$2,406,000	$—	$292,192,553

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

342

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Registered Investment Companies	26.7%
Diversified Banking Institutions	7.6
Medical-Drugs	4.3
Banks-Commercial	3.8
Oil Companies-Exploration & Production	2.5
Telephone-Integrated	2.4
Oil Companies-Integrated	2.2
Real Estate Investment Trusts	2.0
Diversified Financial Services	1.5
Insurance-Life/Health	1.4
Applications Software	1.4
Pipelines	1.3
Computers	1.3
Transport-Rail	1.3
Tobacco	1.3
Cosmetics & Toiletries	1.2
United States Treasury Notes	1.1
Medical-Biomedical/Gene	1.1
Electronic Components-Semiconductors	1.1
Banks-Super Regional	1.0
Finance-Credit Card	1.0
E-Commerce/Products	0.9
Food-Misc./Diversified	0.8
Web Portals/ISP	0.8
Insurance-Multi-line	0.7
Chemicals-Diversified	0.7
Diversified Manufacturing Operations	0.6
Gas-Distribution	0.6
Enterprise Software/Service	0.6
Retail-Apparel/Shoe	0.6
Medical-Generic Drugs	0.5
Retail-Drug Store	0.5
Commercial Services-Finance	0.5
Medical Products	0.5
Computer Services	0.5
Auto-Cars/Light Trucks	0.5
Aerospace/Defense	0.5
Gold Mining	0.4
Semiconductor Components-Integrated Circuits	0.4
Investment Management/Advisor Services	0.4
Cable/Satellite TV	0.4
Broadcast Services/Program	0.4
Coatings/Paint	0.4
Cellular Telecom	0.4
Home Decoration Products	0.4
Retail-Restaurants	0.4
Electronic Measurement Instruments	0.4
Metal-Diversified	0.4
Multimedia	0.4
Diversified Minerals	0.4
Telecom Services	0.4
Finance-Investment Banker/Broker	0.4
Real Estate Operations & Development	0.4
Non-Hazardous Waste Disposal	0.3
Medical-Wholesale Drug Distribution	0.3
Internet Content-Entertainment	0.3
Building Products-Cement	0.3
Television	0.3
Advanced Materials	0.3
Diagnostic Equipment	0.3
Semiconductor Equipment	0.3

Consumer Products-Misc.	0.3%
Oil Refining & Marketing	0.3
Advertising Agencies	0.3
Electronic Components-Misc.	0.3
Retail-Discount	0.3
Medical-HMO	0.3
Insurance-Reinsurance	0.3
Import/Export	0.3
Beverages-Non-alcoholic	0.3
Commercial Services	0.3
Apparel Manufacturers	0.3
Auto/Truck Parts & Equipment-Original	0.2
Machinery-General Industrial	0.2
Oil & Gas Drilling	0.2
Pharmacy Services	0.2
Machinery-Construction & Mining	0.2
Electric-Integrated	0.2
Computers-Memory Devices	0.2
Networking Products	0.2
Rubber-Tires	0.2
Data Processing/Management	0.2
Agricultural Operations	0.2
Beverages-Wine/Spirits	0.2
Food-Meat Products	0.2
Building & Construction-Misc.	0.2
Entertainment Software	0.2
Office Automation & Equipment	0.2
Power Converter/Supply Equipment	0.2
Retail-Jewelry	0.2
Food-Retail	0.1
Insurance-Property/Casualty	0.1
Transport-Services	0.1
Retail-Major Department Stores	0.1
Advertising Services	0.1
Finance-Consumer Loans	0.1
Electric Products-Misc.	0.1
Agricultural Chemicals	0.1
Computer Software	0.1
Retail-Regional Department Stores	0.1
Investment Companies	0.1
Food-Confectionery	0.1
Computer Data Security	0.1
Printing-Commercial	0.1
Building-Residential/Commercial	0.1
Linen Supply & Related Items	0.1
Toys	0.1
Retail-Auto Parts	0.1
Chemicals-Specialty	0.1
Medical-Hospitals	0.1
Paper & Related Products	0.1
United States Treasury Bonds	0.1
Building-Heavy Construction	0.1
Computers-Integrated Systems	0.1
Medical Labs & Testing Services	0.1
Electronic Connectors	0.1
Containers-Paper/Plastic	0.1
Electronics-Military	0.1
Oil-Field Services	0.1
Metal-Iron	0.1
Audio/Video Products	0.1
Tools-Hand Held	0.1

343

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Industrial Automated/Robotic	0.1%
Internet Content-Information/News	0.1
Medical Information Systems	0.1
Batteries/Battery Systems	0.1
Financial Guarantee Insurance	0.1
Instruments-Scientific	0.1
Machinery-Electrical	0.1
Electric-Generation	0.1
Cruise Lines	0.1
Electric-Transmission	0.1
Building-Maintenance & Services	0.1
Fisheries	0.1
Electronic Forms	0.1
Engines-Internal Combustion	0.1
Home Furnishings	0.1
Retail-Bedding	0.1
Telecommunication Equipment	0.1
Retail-Arts & Crafts	0.1
Garden Products	0.1
Shipbuilding	0.1

98.2%

Country Allocation*

United States	75.5%
United Kingdom	3.8
Japan	3.5
Canada	2.3
France	2.2
Switzerland	2.1
Australia	1.0
Netherlands	0.8
Cayman Islands	0.8
Spain	0.7
Germany	0.7
Ireland	0.6
Italy	0.4
Luxembourg	0.4
Sweden	0.4
Bermuda	0.4
Denmark	0.3
Israel	0.3
Singapore	0.3
Finland	0.2
South Korea	0.2
Hong Kong	0.2
Jersey	0.2
Belgium	0.1
Russia	0.1
South Africa	0.1
Indonesia	0.1
Liberia	0.1
Norway	0.1
Taiwan	0.1
Austria	0.1
India	0.1

98.2%

Credit Quality#†

Aaa	5.3%
Aa	2.3
A	17.1
Baa	63.5
Ba	5.9
Not Rated@	5.9

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

344

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 39.6%
Australia — 0.8%
ASX, Ltd.	1,975	$87,116
BHP Billiton, Ltd.	13,146	319,910
BWP Trust	18,979	45,880
carsales.com, Ltd.	16,819	203,291
Charter Hall Group	19,764	93,962
Coca-Cola Amatil, Ltd.	11,404	77,007
Fortescue Metals Group, Ltd.	70,900	283,371
Macquarie Group, Ltd.	10,750	893,348
McMillan Shakespeare, Ltd.	6,444	91,130
Myer Holdings, Ltd.	30,369	16,029
OZ Minerals, Ltd.	17,819	134,252
Perseus Mining, Ltd.†	116,116	39,766
Platinum Asset Management, Ltd.	9,303	62,295
Rio Tinto, Ltd.	6,986	432,613
Santos, Ltd.†	27,017	111,028
Sirtex Medical, Ltd.	11,151	246,651
South32, Ltd.	125,619	386,675
Telstra Corp., Ltd.	218,512	646,202
Woodside Petroleum, Ltd.	23,141	617,589

		4,788,115

Austria — 0.1%
OMV AG	4,858	312,791

Belgium — 0.1%
Ageas	3,880	204,924
AGFA Gevaert NV†	5,659	28,427
Melexis NV	1,564	164,663
Proximus SADP	7,850	264,706
Sofina SA	312	54,386

		717,106

Bermuda — 0.4%
Assured Guaranty, Ltd.	2,600	92,534
Athene Holding, Ltd., Class A†	10,700	536,712
Axis Capital Holdings, Ltd.	2,400	121,272
CK Infrastructure Holdings, Ltd.	44,000	391,760
Essent Group, Ltd.†	3,524	163,937
Everest Re Group, Ltd.	939	215,782
Hongkong Land Holdings, Ltd.	21,900	157,680
Jardine Matheson Holdings, Ltd.	1,300	82,524
Kunlun Energy Co., Ltd.	110,000	109,119
Signet Jewelers, Ltd.	4,900	259,210
Third Point Reinsurance, Ltd.†	13,000	185,250

		2,315,780

Brazil — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,500	85,050
Multiplus SA	1,900	20,992

		106,042

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.†	4,000	264,000

Canada — 1.2%
Athabasca Oil Corp.†	52,800	46,790
Baytex Energy Corp.†	34,000	103,659
BCE, Inc.	18,200	851,109
Birchcliff Energy, Ltd.	31,000	85,943
Bonavista Energy Corp.	49,200	68,800
Canadian National Railway Co.	14,300	1,146,093

Security Description	Shares	Value (Note 2)
Canada (continued)
Canadian Real Estate Investment Trust	900	$32,576
Cenovus Energy, Inc.	29,400	280,376
Centerra Gold, Inc.†	10,600	54,724
CGI Group, Inc., Class A†	6,422	367,568
CI Financial Corp.	11,800	284,063
Crescent Point Energy Corp.	14,900	117,504
Crew Energy, Inc.†	23,200	42,439
Dorel Industries, Inc., Class B	500	12,537
Eldorado Gold Corp.	9,100	11,763
Genworth MI Canada, Inc.	7,800	267,863
Goldcorp, Inc.	10,300	147,466
Gran Tierra Energy, Inc.†	27,200	75,344
Husky Energy, Inc.†	18,700	274,115
Imperial Oil, Ltd.	8,500	267,232
Linamar Corp.	3,400	200,766
Magna International, Inc.	11,300	645,478
MEG Energy Corp.†	12,300	55,600
Nevsun Resources, Ltd.	1,766	3,690
North West Co., Inc.	900	21,322
Nutrien, Ltd.†	2,676	140,000
Obsidian Energy, Ltd.†	23,700	24,663
Pengrowth Energy Corp.†	56,700	44,715
Precision Drilling Corp.†	27,900	101,166
Restaurant Brands International, Inc.	3,600	217,463
Spartan Energy Corp.†	30,200	152,964
Stantec, Inc.	5,000	145,447
Surge Energy, Inc.	31,400	49,270
Tahoe Resources, Inc.	28,500	125,817
Teck Resources, Ltd., Class B	19,600	569,197
Tourmaline Oil Corp.†	10,100	163,160
Transcontinental, Inc., Class A	8,500	171,866
Valeant Pharmaceuticals International, Inc.†	3,900	72,229
Waste Connections, Inc.	1,050	75,463
West Fraser Timber Co., Ltd.	1,700	118,945
Yamana Gold, Inc.	27,500	95,020

		7,732,205

Cayman Islands — 0.1%
AAC Technologies Holdings, Inc.	4,500	75,243
CK Asset Holdings, Ltd.	20,000	190,856
Wharf Real Estate Investment Co., Ltd.†	25,000	172,736

		438,835

Chile — 0.0%
Enel Americas SA ADR	18,096	213,171
Sociedad Quimica y Minera de Chile SA ADR	1,500	84,570

		297,741

China — 0.0%
Bank of China, Ltd.	209,000	125,838
Dongfeng Motor Group Co., Ltd., Class H	68,000	88,840

		214,678

Denmark — 0.3%
Novo Nordisk A/S, Class B	23,116	1,285,657
Pandora A/S	3,449	327,035
Scandinavian Tobacco Group A/S*	3,828	77,524
Spar Nord Bank A/S	3,105	36,932

345

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Denmark (continued)
Vestas Wind Systems A/S	4,331	$295,501

		2,022,649

Finland — 0.2%
Kone Oyj, Class B	11,191	640,522
Nokian Renkaat Oyj	6,205	313,391
Orion Oyj, Class B	2,793	112,005
UPM-Kymmene Oyj	14,077	474,334

		1,540,252

France — 1.4%
AXA SA	23,522	773,753
BNP Paribas SA	13,125	1,085,270
Cie Generale des Etablissements Michelin	2,213	353,884
Engie SA	19,415	336,983
Metropole Television SA	5,607	152,593
Neopost SA	4,371	130,244
Peugeot SA	8,339	187,291
Publicis Groupe SA	11,880	821,258
Safran SA	2,980	336,461
Sanofi	16,344	1,443,159
Societe BIC SA	2,263	259,329
Societe Generale SA	16,079	935,361
TOTAL SA	29,944	1,733,748

		8,549,334

Germany — 0.7%
BASF SE	4,727	553,546
Commerzbank AG†	10,224	168,292
Covestro AG*	7,759	891,840
CTS Eventim AG & Co. KGaA	4,767	238,396
Deutsche Bank AG	25,466	467,746
Deutsche Euroshop AG	3,733	146,549
Deutsche Lufthansa AG	5,508	196,537
Fresenius SE & Co. KGaA	2,215	193,822
ProSiebenSat.1 Media SE	9,879	377,648
SAP SE	7,839	884,004

		4,118,380

Guernsey — 0.0%
Amdocs, Ltd.	2,173	148,633

Hong Kong — 0.2%
China Mobile, Ltd.	9,500	100,311
Dah Sing Financial Holdings, Ltd.	3,200	21,599
Guangdong Investment, Ltd.	56,000	83,327
Henderson Land Development Co., Ltd.	10,500	73,421
Hysan Development Co., Ltd.	1,000	5,586
Shanghai Industrial Holdings, Ltd.	22,000	64,403
Sino Land Co., Ltd.	78,000	143,783
Sun Hung Kai Properties, Ltd.	17,000	295,335
Swire Pacific, Ltd., Class A	12,000	120,036
Swire Properties, Ltd.	12,400	43,354
Wharf Holdings, Ltd.	25,000	102,427
Wheelock & Co., Ltd.	18,000	140,937

		1,194,519

India — 0.1%
Infosys, Ltd. ADR	16,600	298,966

Security Description	Shares	Value (Note 2)
Indonesia — 0.1%
Telekomunikasi Indonesia Persero Tbk PT	743,800	$221,665
United Tractors Tbk PT	74,900	217,620

		439,285

Ireland — 0.2%
Allegion PLC	3,200	275,552
Bank of Ireland Group PLC†	25,054	244,491
Jazz Pharmaceuticals PLC†	2,200	320,628
Mallinckrodt PLC†	3,700	66,822
Seagate Technology PLC	7,000	386,400

		1,293,893

Isle of Man — 0.0%
Playtech PLC	6,748	75,921

Israel — 0.3%
Bank Hapoalim B.M.	37,322	279,406
Bank Leumi Le-Israel B.M.	35,821	220,297
Check Point Software Technologies, Ltd.†	6,700	692,847
Taro Pharmaceutical Industries, Ltd.†	1,500	152,535
Teva Pharmaceutical Industries, Ltd. ADR	21,700	442,897

		1,787,982

Italy — 0.4%
ASTM SpA	3,156	85,615
Eni SpA	22,273	400,582
Mediobanca SpA	45,963	558,784
Moncler SpA	10,559	347,927
Recordati SpA	5,040	229,459
Snam SpA	65,819	320,251
Societa Iniziative Autostradali e Servizi SpA	12,981	244,327
UniCredit SpA†	16,712	368,208

		2,555,153

Japan — 3.4%
ABC-Mart, Inc.	3,300	214,619
ADEKA Corp.	1,600	28,286
Ajis Co., Ltd.	400	11,267
Aozora Bank, Ltd.	500	20,244
Astellas Pharma, Inc.	60,700	800,660
Awa Bank, Ltd.	2,000	12,696
Bank of Kyoto, Ltd.	2,500	139,919
Bridgestone Corp.	8,900	432,568
Central Japan Railway Co.	6,100	1,153,843
Chiba Bank, Ltd.	16,000	138,353
Daicel Corp.	32,900	398,404
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	4,700	63,373
Daiwa Securities Group, Inc.	31,000	222,114
DIC Corp.	1,900	74,837
Dowa Holdings Co., Ltd.	2,200	91,490
Fujibo Holdings, Inc.	700	26,033
Fuso Chemical Co., Ltd.	1,000	28,717
Goldcrest Co., Ltd.	2,900	64,205
GungHo Online Entertainment, Inc.	79,400	228,374
Hachijuni Bank, Ltd.	28,100	166,278
Haseko Corp.	13,100	204,474
Hoya Corp.	7,600	387,693
Hyakugo Bank, Ltd.	6,000	30,173

346

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Inaba Denki Sangyo Co., Ltd.	400	$18,796
Inpex Corp.	35,700	464,031
ITOCHU Corp.	21,800	427,134
Iyo Bank, Ltd.	17,000	139,681
Japan Petroleum Exploration Co., Ltd.	6,500	179,216
Japan Post Bank Co., Ltd.	34,900	470,896
JTEKT Corp.	4,500	80,132
JXTG Holdings, Inc.	18,900	125,308
Kajima Corp.	33,000	326,161
Kakaku.com, Inc.	3,500	61,267
Kaken Pharmaceutical Co., Ltd.	4,200	220,061
Kanematsu Electronics, Ltd.	2,300	67,839
KDDI Corp.	49,900	1,258,356
Keihin Corp.	1,000	20,711
Kuraray Co., Ltd.	2,500	46,716
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	22,661
Maeda Road Construction Co., Ltd.	7,000	155,876
Marubeni Corp.	22,800	170,880
Mazda Motor Corp.	5,300	74,254
Miraca Holdings, Inc.	3,000	137,400
Mitsubishi Chemical Holdings Corp.	30,000	325,502
Mitsubishi Corp.	10,000	279,381
Mitsubishi Gas Chemical Co., Inc.	6,000	169,277
Mitsubishi Heavy Industries, Ltd.	2,800	105,208
Mitsubishi Tanabe Pharma Corp.	4,600	94,006
Mitsubishi UFJ Financial Group, Inc.	28,500	214,279
Mitsui & Co., Ltd.	21,400	375,191
Mitsui Sugar Co., Ltd.	2,700	114,881
Mixi, Inc.	7,100	313,149
Nagase & Co., Ltd.	1,200	21,819
Nexon Co., Ltd.†	20,100	667,422
NHK Spring Co., Ltd.	10,200	113,147
Nippo Corp.	1,000	22,909
Nippon Telegraph & Telephone Corp.	22,700	1,079,378
Nitto Denko Corp.	6,800	621,262
NOF Corp.	3,500	93,872
Nomura Holdings, Inc.	78,400	508,088
NTT DOCOMO, Inc.	50,700	1,256,006
Obayashi Corp.	18,400	221,130
Oracle Corp. Japan	1,600	128,680
Sakai Moving Service Co., Ltd.	400	19,053
Seven Bank, Ltd.	49,500	182,275
Shiga Bank, Ltd.	15,000	80,517
Shinmaywa Industries, Ltd.	6,000	57,433
Shinsei Bank, Ltd.	9,500	165,426
Shizuoka Bank, Ltd.	17,000	180,791
Sinko Industries, Ltd.	4,800	93,256
SMC Corp.	700	343,171
Sony Corp.	8,300	396,031
Subaru Corp.	10,300	341,352
Sumitomo Chemical Co., Ltd.	23,000	168,545
Sumitomo Corp.	8,800	151,463
Sumitomo Mitsui Financial Group, Inc.	12,000	536,191
Sumitomo Seika Chemicals Co., Ltd	400	20,848
Suzuki Motor Corp.	7,600	433,570
Taisei Corp.	2,900	147,431
Takeuchi Manufacturing Co., Ltd.	4,100	105,908
Teikoku Piston Ring Co., Ltd.	2,100	67,326
Toagosei Co., Ltd.	12,600	162,622
Tosoh Corp.	16,500	377,851

Security Description	Shares	Value (Note 2)
Japan (continued)
Toyo Ink SC Holdings Co., Ltd.	4,000	$24,292
Toyota Boshoku Corp.	9,700	207,292
Trend Micro, Inc.†	3,000	161,583
TS Tech Co., Ltd.	1,100	47,005
Ube Industries, Ltd.	2,600	77,402
Unipres Corp.†	2,000	52,963
USS Co., Ltd.	4,400	97,939
Wakita & Co., Ltd.	7,800	96,384
Yamaha Motor Co., Ltd.	2,200	72,950
Yamato Kogyo Co., Ltd.	2,200	62,975
Yuasa Trading Co., Ltd.	600	21,380

		21,083,808

Jersey — 0.2%
WPP PLC	62,059	1,126,103

Luxembourg — 0.1%
APERAM SA	541	32,173
RTL Group SA	2,676	226,919
Subsea 7 SA	18,879	293,879

		552,971

Malaysia — 0.0%
AMMB Holdings Bhd	30,400	37,593
Hong Leong Bank Bhd	6,300	29,909
Petronas Chemicals Group Bhd	41,700	86,864
Sime Darby Bhd	143,100	112,164

		266,530

Marshall Islands — 0.0%
Gener8 Maritime, Inc.†	16,000	93,920
International Seaways, Inc.†	5,600	93,464
Scorpio Tankers, Inc.	17,200	45,752
Teekay Tankers, Ltd., Class A	34,600	43,942

		277,078

Mexico — 0.0%
Compartamos SAB de CV	41,100	37,298
Grupo Aeroportuario del Centro Norte SAB de CV	21,500	109,488
Grupo Financiero Banorte SAB de CV, Class O	22,400	143,462

		290,248

Netherlands — 0.7%
BE Semiconductor Industries NV	2,624	252,482
EXOR NV	1,591	122,904
LyondellBasell Industries NV, Class A	3,900	467,376
Mylan NV†	18,500	792,725
NN Group NV	6,337	298,973
PostNL NV	17,482	87,253
RELX NV	26,297	584,907
Unilever NV CVA	27,972	1,620,090

		4,226,710

Norway — 0.1%
Leroey Seafood Group ASA	30,017	153,027
Salmar ASA	6,451	175,398

		328,425

Panama — 0.0%
McDermott International, Inc.†	2,900	25,462

347

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Puerto Rico — 0.0%
Triple-S Management Corp., Class B†	3,300	$75,834

Russia — 0.1%
Gazprom PJSC ADR	37,962	189,051
Lukoil PJSC ADR	1,699	111,879
Novatek PJSC GDR	972	129,373
Tatneft PJSC ADR	3,446	207,828

		638,131

Singapore — 0.3%
CapitaLand, Ltd.	113,800	333,124
China Aviation Oil Singapore Corp., Ltd.	16,900	20,999
ComfortDelGro Corp., Ltd.	64,300	102,935
Jardine Cycle & Carriage, Ltd.	2,300	70,010
Singapore Telecommunications, Ltd.	294,500	796,977
Yangzijiang Shipbuilding Holdings, Ltd.	164,100	200,153
Yanlord Land Group, Ltd.	43,600	61,488

		1,585,686

South Africa — 0.1%
Barclays Africa Group, Ltd.	6,873	104,491
MMI Holdings, Ltd.	23,718	45,389
RMB Holdings, Ltd.	10,576	70,350
Sanlam, Ltd.	13,072	97,326
Truworths International, Ltd.	17,798	147,237
Vodacom Group, Ltd.	10,568	145,858

		610,651

South Korea — 0.2%
Hankook Tire Co., Ltd.†	2,596	130,061
KB Financial Group, Inc.	2,364	148,988
KT&G Corp.	230	22,939
Lotte Chemical Corp.†	368	144,740
Samsung Electronics Co., Ltd.	124	289,722
Shinhan Financial Group Co., Ltd.	2,339	116,747
SK Hynix, Inc.	2,147	147,778
SK Innovation Co., Ltd.	537	102,839
SK Telecom Co., Ltd.	1,048	260,565

		1,364,379

Spain — 0.3%
Bolsas y Mercados Espanoles	7,652	261,069
Cia de Distribucion Integral Logista Holdings SA	6,469	157,740
Corp Financiera Alba SA	832	51,958
Enagas SA	4,046	110,262
Mapfre SA	32,093	113,997
Mediaset Espana Comunicacion SA	10,750	121,561
Red Electrica Corp. SA	15,553	329,619
Repsol SA	33,866	637,212
Zardoya Otis SA	21,558	246,241

		2,029,659

Sweden — 0.4%
Atlas Copco AB, Class A	20,084	941,768
Industrivarden AB, Class C	3,489	92,938
Investor AB, Class B	10,930	534,162
JM AB	7,855	177,039
Swedish Match AB	15,285	619,166

		2,365,073

Security Description	Shares	Value (Note 2)
Switzerland — 1.6%
Flughafen Zurich AG	634	$161,574
Garmin, Ltd.	7,200	453,168
Nestle SA	28,860	2,493,603
Novartis AG	21,775	1,969,868
Roche Holding AG	8,580	2,115,156
SGS SA	37	99,501
Sonova Holding AG	1,055	170,138
Swiss Re AG	7,196	709,742
Swisscom AG	1,412	771,271
Transocean, Ltd.†	24,500	264,355
UBS Group AG	34,548	701,539

		9,909,915

Taiwan — 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,100	321,701

Turkey — 0.0%
Enka Insaat ve Sanayi AS	51,749	77,832
Eregli Demir ve Celik Fabrikalari TAS	13,630	36,101
TAV Havalimanlari Holding AS	13,070	77,030

		190,963

United Kingdom — 3.2%
Abcam PLC	3,255	56,846
Acacia Mining PLC	40,348	106,269
Anglo American PLC	32,292	783,389
Ashmore Group PLC	28,367	173,352
Babcock International Group PLC	33,748	328,711
Barclays PLC	329,836	936,354
Barratt Developments PLC	30,357	252,235
Beazley PLC	7,416	55,912
Berkeley Group Holdings PLC	3,957	222,824
BHP Billiton PLC	17,210	382,173
Brewin Dolphin Holdings PLC	18,260	96,809
British American Tobacco PLC	14,414	986,243
Burberry Group PLC	13,585	304,568
Centrica PLC	208,755	395,547
Close Brothers Group PLC	13,902	310,688
Delphi Technologies PLC	3,100	171,213
Diageo PLC	29,025	1,043,672
Dialog Semiconductor PLC†	4,119	125,240
Ensco PLC, Class A	31,300	184,670
Ferrexpo PLC	32,732	135,566
GlaxoSmithKline PLC	66,639	1,249,327
Halfords Group PLC	6,351	30,659
HSBC Holdings PLC	35,826	382,066
IG Group Holdings PLC	13,669	150,023
IMI PLC	10,118	190,925
Imperial Brands PLC	16,682	686,537
Inchcape PLC	16,575	170,504
Indivior PLC†	41,335	236,343
Intertek Group PLC	4,430	316,006
Investec PLC	26,370	204,805
ITV PLC	52,712	124,988
Jupiter Fund Management PLC	9,600	80,638
Legal & General Group PLC	317,424	1,219,579
Lloyds Banking Group PLC	56,574	55,835
Marks & Spencer Group PLC	53,656	229,541
Meggitt PLC	41,054	270,584
Mondi PLC	4,763	126,937
Next PLC	7,127	515,273
Nielsen Holdings PLC	6,900	258,129

348

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Noble Corp. PLC†	22,200	$104,118
QinetiQ PLC	50,743	148,346
Rio Tinto PLC	2,011	111,986
Rowan Cos. PLC, Class A†	13,100	192,832
Royal Bank of Scotland Group PLC†	192,765	787,427
Royal Dutch Shell PLC, Class A	17,983	628,754
Royal Dutch Shell PLC, Class B	18,923	670,621
Royal Mail PLC	26,241	174,928
Smith & Nephew PLC	16,730	301,439
Smiths Group PLC	25,839	586,450
Spirax-Sarco Engineering PLC	1,737	139,961
St James’s Place PLC	10,038	169,390
Standard Chartered PLC†	71,093	827,315
Ultra Electronics Holdings PLC†	6,566	142,265
Unilever PLC	21,221	1,205,225
Victrex PLC	6,277	227,444

		19,969,481

United States — 22.2%
3M Co.	5,000	1,252,500
AbbVie, Inc.	13,300	1,492,526
Acuity Brands, Inc.	1,700	262,548
Adobe Systems, Inc.†	1,600	319,616
Affiliated Managers Group, Inc.	3,500	698,705
Aflac, Inc.	11,800	1,040,760
Alacer Gold Corp.†	37,500	65,244
Ally Financial, Inc.	2,700	80,379
Alphabet, Inc., Class A†	2,100	2,482,662
Alphabet, Inc., Class C†	2,100	2,456,874
Altria Group, Inc.	5,600	393,904
Amazon.com, Inc.†	1,600	2,321,424
AMC Networks, Inc., Class A†	7,700	397,243
American Eagle Outfitters, Inc.	6,200	111,600
American Equity Investment Life Holding Co.	5,800	191,400
American Express Co.	14,300	1,421,420
American Financial Group, Inc.	4,200	476,028
American National Insurance Co.	323	40,824
Amgen, Inc.	10,500	1,953,525
Amphenol Corp., Class A	1,400	129,878
ANSYS, Inc.†	1,100	177,815
Antero Resources Corp.†	5,900	114,637
Apple, Inc.	31,300	5,240,559
Applied Materials, Inc.	10,000	536,300
Archer-Daniels-Midland Co.	17,200	738,740
Argonaut Gold, Inc.†	10,300	21,437
AT&T, Inc.	35,993	1,347,938
Automatic Data Processing, Inc.	4,400	543,972
AutoZone, Inc.†	800	612,352
Bank of America Corp.	90,600	2,899,200
Bed Bath & Beyond, Inc.	13,300	306,964
Berkshire Hathaway, Inc., Class B†	1,900	407,322
Big Lots, Inc.	1,200	72,936
Bill Barrett Corp.†	8,100	41,553
Biogen, Inc.†	4,100	1,426,021
Brinker International, Inc.	7,500	272,550
Buckle, Inc.	8,000	160,400
CA, Inc.	8,300	297,555
Campbell Soup Co.	18,600	865,830
Capital One Financial Corp.	7,900	821,284
CARBO Ceramics, Inc.†	4,500	35,820

Security Description	Shares	Value (Note 2)
United States (continued)
Carlisle Cos., Inc.	1,900	$216,999
CBL & Associates Properties, Inc.	30,300	168,468
Celgene Corp.†	2,900	293,364
Cerner Corp.†	5,400	373,302
Chase Corp.	639	71,792
Chevron Corp.	6,200	777,170
Chico’s FAS, Inc.	20,500	194,955
Cirrus Logic, Inc.†	4,923	244,033
Cisco Systems, Inc.	29,800	1,237,892
Citigroup, Inc.	26,700	2,095,416
Citrix Systems, Inc.†	5,500	510,180
Clorox Co.	2,700	382,563
CNA Financial Corp.	1,700	92,072
Coca-Cola Co.	19,200	913,728
Cognizant Technology Solutions Corp., Class A	10,600	826,588
Colgate-Palmolive Co.	15,000	1,113,600
Comcast Corp., Class A	1,700	72,301
Contango Oil & Gas Co.†	1,700	6,970
Cooper-Standard Holding, Inc.†	349	43,482
Copart, Inc.†	800	35,256
Cracker Barrel Old Country Store, Inc.	900	158,832
Crane Co.	3,300	329,802
Credit Acceptance Corp.†	400	131,884
CSRA, Inc.	3,100	103,168
Cummins, Inc.	1,700	319,600
CVS Health Corp.	11,900	936,411
Darden Restaurants, Inc.	1,900	182,115
Deluxe Corp.	6,700	497,609
Diamond Offshore Drilling, Inc.†	9,900	175,032
Dick’s Sporting Goods, Inc.	7,200	226,512
Discover Financial Services	12,300	981,540
Domino’s Pizza, Inc.	600	130,110
Donaldson Co., Inc.	5,000	253,300
Dril-Quip, Inc.†	2,700	139,455
DSW, Inc., Class A	6,800	136,204
Dun & Bradstreet Corp.	3,100	383,563
Eaton Vance Corp.	4,100	236,980
eBay, Inc.†	12,500	507,250
Edgewell Personal Care Co.†	6,100	344,406
Eli Lilly & Co.	17,000	1,384,650
Emerson Electric Co.	10,800	780,084
Energizer Holdings, Inc.	6,400	372,608
Ennis, Inc.	1,000	19,900
Equifax, Inc.	1,400	174,902
Express Scripts Holding Co.†	18,000	1,425,240
Exxon Mobil Corp.	36,700	3,203,910
F5 Networks, Inc.†	1,700	245,718
Facebook, Inc., Class A†	11,200	2,093,168
FactSet Research Systems, Inc.	1,600	321,104
Federated Investors, Inc., Class B	10,937	379,295
Finish Line, Inc., Class A	1,400	15,862
FLIR Systems, Inc.	1,200	61,452
Foot Locker, Inc.	6,600	324,390
Ford Motor Co.	29,500	323,615
Fortive Corp.	5,000	380,100
Fox Factory Holding Corp.†	2,300	88,205
Franklin Resources, Inc.	17,500	742,175
GameStop Corp., Class A	10,700	179,867
Gannett Co., Inc.	8,437	99,557
Gap, Inc.	8,700	289,188

349

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
General Dynamics Corp.	2,000	$444,960
General Mills, Inc.	18,700	1,093,763
Gentex Corp.	21,587	511,180
Gilead Sciences, Inc.	17,900	1,500,020
Goldman Sachs Group, Inc.	4,600	1,232,294
Graco, Inc.	4,200	196,560
Gray Television, Inc.†	6,200	101,370
Greenbrier Cos., Inc.	3,200	160,480
H&R Block, Inc.	22,900	607,766
Hanesbrands, Inc.	13,800	299,736
Hasbro, Inc.	6,900	652,533
HCA Healthcare, Inc.†	6,000	606,960
Hershey Co.	6,400	706,112
Hewlett Packard Enterprise Co.	27,500	451,000
Home Depot, Inc.	1,300	261,170
Host Hotels & Resorts, Inc.	23,600	489,936
HP, Inc.	57,100	1,331,572
Hubbell, Inc.	2,600	353,470
IDEX Corp.	500	71,740
Illinois Tool Works, Inc.	2,100	364,707
Intel Corp.	52,800	2,541,792
International Business Machines Corp.	9,400	1,538,780
Intuit, Inc.	3,000	503,700
j2 Global, Inc.	1,900	151,981
Jabil, Inc.	6,400	162,752
Jack Henry & Associates, Inc.	1,100	137,126
JetBlue Airways Corp.†	8,100	168,966
Johnson & Johnson	23,900	3,302,741
JPMorgan Chase & Co.	27,800	3,215,626
Juniper Networks, Inc.	11,500	300,725
Kellogg Co.	5,900	401,849
Kimberly-Clark Corp.	11,600	1,357,200
KLA-Tencor Corp.	5,600	614,880
Kohl’s Corp.	7,300	472,821
L Brands, Inc.	9,800	490,882
Lam Research Corp.	1,800	344,736
Lamb Weston Holdings, Inc.	3,042	178,261
Lannett Co., Inc.†	2,700	54,945
Lear Corp.	3,500	675,990
Leggett & Platt, Inc.	6,400	297,664
Lincoln Electric Holdings, Inc.	2,500	243,925
Macy’s, Inc.	10,000	259,500
Marathon Oil Corp.	16,500	300,135
Mastercard, Inc., Class A	6,000	1,014,000
Maxim Integrated Products, Inc.	8,600	524,600
McDonald’s Corp.	6,300	1,078,182
McKesson Corp.	4,500	759,960
Merck & Co., Inc.	36,000	2,133,000
Michaels Cos., Inc.†	10,400	279,448
Micron Technology, Inc.†	15,700	686,404
Microsoft Corp.	43,900	4,170,939
Moelis & Co., Class A	1,400	72,380
Moody’s Corp.	2,900	469,191
Mosaic Co.	7,600	207,480
MSCI, Inc.	1,500	208,845
Murphy Oil Corp.	6,100	195,810
National Western Life Group, Inc., Class A	500	161,950
Natural Health Trends Corp.	900	14,508
NCR Corp.†	4,300	161,293

Security Description	Shares	Value (Note 2)
United States (continued)
Nordstrom, Inc.	2,500	$123,275
Norfolk Southern Corp.	2,700	407,376
Nu Skin Enterprises, Inc., Class A	1,205	86,567
NVIDIA Corp.	1,200	294,960
Oil States International, Inc.†	2,200	70,400
Omnicom Group, Inc.	7,800	597,870
Oracle Corp.	38,700	1,996,533
Park Hotels & Resorts, Inc.	11,000	318,010
Paychex, Inc.	9,400	641,550
PepsiCo, Inc.	2,800	336,840
Pfizer, Inc.	64,500	2,389,080
Philip Morris International, Inc.	13,800	1,479,774
Pilgrim’s Pride Corp.†	4,200	116,634
Pitney Bowes, Inc.	27,009	381,097
Primerica, Inc.	1,053	106,353
Principal Financial Group, Inc.	13,127	887,385
Procter & Gamble Co.	27,067	2,336,965
Public Storage	600	117,456
QEP Resources, Inc.†	8,200	76,752
QUALCOMM, Inc.	3,700	252,525
Quality Care Properties, Inc.†	4,900	66,150
Quest Diagnostics, Inc.	3,642	385,396
Raven Industries, Inc.	3,300	127,215
Rayonier Advanced Materials, Inc.	3,500	66,220
Raytheon Co.	1,300	271,622
ResMed, Inc.	1,700	171,343
Rockwell Automation, Inc.	1,900	374,851
Ross Stores, Inc.	2,900	238,931
Sally Beauty Holdings, Inc.†	14,743	244,881
Sanderson Farms, Inc.	1,700	215,730
Sanmina Corp.†	4,000	104,600
SEI Investments Co.	1,000	75,150
Sinclair Broadcast Group, Inc., Class A	2,700	100,170
Skyworks Solutions, Inc.	4,900	476,329
Snap-on, Inc.	2,200	376,882
Spectra Energy Partners LP	5,900	252,166
Steven Madden, Ltd.†	3,254	150,335
Synaptics, Inc.†	3,600	156,024
Synchrony Financial	20,300	805,504
Target Corp.	6,800	511,496
Tech Data Corp.†	1,700	170,459
TEGNA, Inc.	22,500	325,575
Terra Nitrogen Co LP	1,000	81,360
TJX Cos., Inc.	6,100	489,952
Toro Co.	4,200	275,730
Triumph Group, Inc.	3,600	104,940
Tupperware Brands Corp.	3,400	196,384
Union Pacific Corp.	8,600	1,148,100
Unit Corp.†	700	16,961
United Therapeutics Corp.†	2,200	283,800
UnitedHealth Group, Inc.	6,700	1,586,426
Universal Corp.	2,400	115,200
Universal Insurance Holdings, Inc.	3,574	105,076
USANA Health Sciences, Inc.†	1,900	141,835
Valero Energy Corp.	4,200	403,074
Varian Medical Systems, Inc.†	2,000	255,000
Vectrus, Inc.†	400	12,160
Verizon Communications, Inc.	17,600	951,632
Versum Materials, Inc.	350	12,880
Viacom, Inc., Class B	17,200	574,824
Visa, Inc., Class A	12,200	1,515,606

350

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
VMware, Inc., Class A†	2,000	$247,580
Waddell & Reed Financial, Inc., Class A	8,500	195,500
Walgreens Boots Alliance, Inc.	11,300	850,438
Walt Disney Co.	11,900	1,293,173
Waters Corp.†	1,600	344,976
Wells Fargo & Co.	34,800	2,289,144
Western Digital Corp.	9,600	854,208
Western Union Co.	13,901	289,002
Westwood Holdings Group, Inc.	300	19,641
Whiting Petroleum Corp.†	5,200	145,184
Williams-Sonoma, Inc.	3,200	163,936
Xerox Corp.	8,000	273,040
Xilinx, Inc.	6,600	481,932
Xylem, Inc.	1,300	93,938

		139,068,498

Total Common Stocks (cost $220,948,584)		247,519,566

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.0%
Canada — 0.3%
Bank of Nova Scotia 4.65% due 10/12/2022(1)	$1,070,000	1,059,300
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	920,000	968,300

		2,027,600

Japan — 0.1%
Sumitomo Life Insurance Co. Sub. Notes 4.00% due 09/14/2077*	430,000	418,150

United States — 0.6%
M&T Bank Corp. 5.13% due 11/01/2026(1)	617,000	647,696
MetLife, Inc. 6.40% due 12/15/2066	485,000	557,823
Prudential Financial, Inc. Junior Sub. Notes 4.50% due 09/15/2047	1,714,000	1,739,710
Voya Financial, Inc. Company Guar. Notes 4.70% due 01/23/2048*	1,130,000	1,114,363

		4,059,592

Total Preferred Securities/Capital Securities (cost $6,446,312)		6,505,342

ASSET BACKED SECURITIES — 1.5%
Cayman Islands — 0.7%
Goldentree Loan Management FRS Series 2017-2A, Class A (3 ML+1.15%) 2.72% due 11/28/2030*(2)	420,000	423,188
Carbone CLO, Ltd. FRS Series 2017-1A, Class A1 (3 ML+1.14%) 2.81% due 01/20/2031*(2)	3,810,000	3,836,506
United States — 0.8%
Flagstar Mtg. Trust VRS Series 2017-2, Class A5 3.50% due 10/25/2047*(3)(4)	1,443,972	1,451,586

Security Description	Principal Amount	Value (Note 2)
United States (continued)
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(3)(4)	$1,553,202	$1,566,732
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(5)	990,000	995,407
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(4)	1,347,042	1,338,216

Total Asset Backed Securities (cost $9,653,101)		9,611,635

FOREIGN CORPORATE BONDS & NOTES — 4.2%
Australia — 0.2%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	1,290,000	1,268,512

Canada — 0.8%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	2,080,000	2,093,857
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	1,984,000	1,968,769
Manulife Financial Corp. VRS Sub. Notes 4.06% due 02/24/2032(4)	1,000,000	993,822

		5,056,448

France — 0.8%
Banque Federative du Credit Mutuel SA Senior Notes 2.70% due 07/20/2022*	1,970,000	1,936,912
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	855,000	845,210
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	2,250,000	2,226,994

		5,009,116

Ireland — 0.4%
Johnson Controls International PLC Senior Notes 3.75% due 12/01/2021	150,000	154,327
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	250,000	269,699
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	2,225,000	2,172,653

		2,596,679

Liberia — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 3.70% due 03/15/2028	345,000	333,694

351

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Luxembourg — 0.3%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	$1,895,000	$1,902,694

Netherlands — 0.1%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	286,000	287,192
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	530,000	493,891

		781,083

Spain — 0.4%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	1,600,000	1,574,182
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	820,000	923,511

		2,497,693

Switzerland — 0.5%
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	1,590,000	1,555,531
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	1,490,000	1,539,396

		3,094,927

United Kingdom — 0.6%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	325,000	392,176
Barclays PLC Senior Notes 3.68% due 01/10/2023	855,000	861,605
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	500,000	505,520
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	1,220,000	1,231,446
Standard Chartered PLC Senior Notes 2.10% due 08/19/2019*	990,000	979,983

		3,970,730

Total Foreign Corporate Bonds & Notes (cost $26,681,000)		26,511,576

U.S. CORPORATE BONDS & NOTES — 24.0%
United States — 24.0%
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	1,580,000	1,756,064
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	614,000	608,558
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	666,000	672,156

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	$1,000,000	$1,002,291
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	2,510,000	2,459,208
American Tower Corp. Senior Notes 3.38% due 10/15/2026	2,050,000	1,975,532
American Tower Corp. Senior Notes 4.00% due 06/01/2025	1,000,000	1,013,836
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	1,065,000	1,049,134
Amphenol Corp. Senior Notes 3.20% due 04/01/2024	372,000	369,757
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	500,000	525,055
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	1,250,000	1,394,090
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	1,565,000	1,550,732
Andeavor Senior Notes 3.80% due 04/01/2028	510,000	501,685
Andeavor Senior Notes 4.50% due 04/01/2048	600,000	603,489
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	795,000	786,109
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	3,250,000	3,293,960
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	605,000	617,006
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	1,260,000	1,257,313
Bank of America Corp. Senior Notes 3.42% due 12/20/2028*	620,000	609,518
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	1,265,000	1,268,326
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,780,000	1,797,752
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	885,000	964,962
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	2,300,000	2,832,967
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*	3,375,000	3,323,189

352

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
BB&T Corp. Senior Notes 2.16% due 06/15/2020	$660,000	$664,202
BB&T Corp Senior Notes 2.85% due 10/26/2024	1,885,000	1,850,534
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	2,280,000	2,246,373
Boston Properties LP Senior Notes 3.20% due 01/15/2025	856,000	839,009
Bunge Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	360,000	354,127
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	1,500,000	1,592,149
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	1,230,000	1,223,303
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	1,815,000	1,805,101
Cardinal Health, Inc. Senior Notes 3.08% due 06/15/2024	1,500,000	1,451,321
CBL & Associates LP Ltd. Guar. Notes 4.60% due 10/15/2024	326,000	287,399
CBL & Associates LP Company Guar. Notes 5.95% due 12/15/2026	148,000	136,382
Cintas Corp. No 2 Company Guar. Notes 2.90% due 04/01/2022	675,000	674,435
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	1,000,000	990,989
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	4,000,000	4,084,417
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	1,500,000	1,492,855
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	1,045,000	1,041,238
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,830,000	2,766,946
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	450,000	438,983
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	1,500,000	1,465,973
CSX Corp. Senior Notes 3.25% due 06/01/2027	1,500,000	1,474,476

Security Description	Principal Amount	Value (Note 2)
United States (continued)
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	$1,245,000	$1,256,236
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	1,500,000	1,728,433
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	3,008,000	2,979,834
Discover Bank Senior Notes 4.20% due 08/08/2023	885,000	916,849
Discovery Communications LLC Company Guar. Notes 2.95% due 03/20/2023	2,500,000	2,443,334
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	510,000	474,966
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	500,000	491,735
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	80,000	79,807
Duke Realty LP Senior Notes 3.38% due 12/15/2027	525,000	516,736
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	915,000	909,434
Energy Transfer LP Senior Notes 4.65% due 06/01/2021	150,000	156,590
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	300,000	298,679
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	1,000,000	986,116
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	1,000,000	978,488
EQT Corp. Senior Notes 3.90% due 10/01/2027	3,660,000	3,584,315
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	510,000	509,998
Fifth Third Bank Senior Notes 2.25% due 06/14/2021	500,000	491,551
Fifth Third Bank Senior Notes 2.26% due 09/27/2019	295,000	296,572
Fifth Third Bank Sub. Notes 3.85% due 03/15/2026	900,000	907,850
First Republic Bank Sub. Notes 4.63% due 02/13/2047	1,020,000	1,062,827
Fortive Corp. Senior Notes 2.35% due 06/15/2021	1,020,000	1,004,872

353

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
General Motors Financial Co., Inc. Company Guar. Notes 4.38% due 09/25/2021	$1,250,000	$1,296,642
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,280,000	1,316,083
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	3,675,000	3,604,074
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	85,000	83,784
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	702,000	756,617
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,120,000	1,138,454
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	1,775,000	1,772,117
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	959,000	1,008,751
Hubbell, Inc. Senior Notes 3.50% due 02/15/2028	335,000	333,117
Intel Corp. Senior Notes 2.88% due 05/11/2024	1,000,000	991,317
JPMorgan Chase & Co. Senior Notes 2.95% due 10/01/2026	1,250,000	1,200,496
JPMorgan Chase & Co. Senior Notes 2.97% due 01/15/2023	2,000,000	1,996,457
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	801,000	830,596
Kroger Co. Senior Notes 4.45% due 02/01/2047	970,000	969,364
Kroger Co. Senior Notes 5.15% due 08/01/2043	205,000	216,951
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	580,000	658,680
Manufacturers & Traders Trust, Co. Sub. Notes 3.40% due 08/17/2027	2,000,000	1,985,706
Markel Corp. Senior Notes 3.50% due 11/01/2027	750,000	729,527
Martin Marietta Materials, Inc. Senior Notes 2.13% due 12/20/2019	720,000	722,553
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	406,000	464,586

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	$545,000	$537,208
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	315,000	312,963
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	1,085,000	1,094,528
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	1,500,000	1,630,225
Moody’s Corp. Senior Notes 2.63% due 01/15/2023*	830,000	809,190
Morgan Stanley Senior Notes 3.88% due 01/27/2026	4,540,000	4,638,842
Mosaic Co. Senior Notes 3.25% due 11/15/2022	340,000	338,126
MPLX LP Senior Notes 5.20% due 03/01/2047	538,000	592,919
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	500,000	500,000
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	1,115,000	1,136,135
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	1,130,000	1,151,918
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	345,000	357,715
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	500,000	550,758
Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	500,000	501,706
Norfolk Southern Corp. Senior Notes 3.15% due 06/01/2027	750,000	731,295
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	775,000	775,362
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	490,000	487,509
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	480,000	474,047
PNC Bank NA Senior Notes 2.95% due 02/23/2025	595,000	582,558
PNC Bank NA Senior Notes 3.10% due 10/25/2027	1,525,000	1,485,811
PNC Bank NA Senior Notes 3.25% due 06/01/2025	1,500,000	1,494,061

354

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	$1,500,000	$1,481,634
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	500,000	504,053
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	365,000	377,011
Rockwell Collins, Inc. Senior Notes 3.50% due 03/15/2027	1,005,000	996,947
Roper Technologies, Inc. Senior Notes 2.80% due 12/15/2021	700,000	694,487
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	2,250,000	2,263,244
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	340,000	371,659
Sempra Energy Senior Notes 3.40% due 02/01/2028	830,000	813,308
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,000,000	1,010,028
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,145,000	1,122,231
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	2,415,000	2,385,156
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	1,285,000	1,268,428
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	1,000,000	996,077
Ventas Realty LP Company Guar. Notes 3.13% due 06/15/2023	685,000	675,750
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	750,000	744,987
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026	514,000	473,119
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	431,000	427,315
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	2,750,000	2,724,988
Vornado Realty LP Senior Notes 3.50% due 01/15/2025	1,010,000	985,706
Wal-Mart Stores, Inc. Senior Notes 3.63% due 12/15/2047	1,079,000	1,105,988

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
Waste Management, Inc. Company Guar. Notes 3.15% due 11/15/2027	$2,270,000	$2,224,305
Williams Partners LP Senior Notes 4.00% due 09/15/2025	1,625,000	1,651,952
Zoetis, Inc. Senior Notes 3.00% due 09/12/2027	1,250,000	1,197,824

Total U.S. Corporate Bonds & Notes (cost $150,777,688)		149,943,068

U.S. GOVERNMENT TREASURIES — 1.2%
United States — 1.2%
United States Treasury Bonds 2.75% due 08/15/2047	625,000	600,928
United States Treasury Notes 0.63% due 01/15/2026 TIPS(6)	5,960,055	5,977,431
2.25% due 11/15/2027	697,800	669,697

Total U.S. Government Treasuries (cost $7,309,367)		7,248,056

REGISTERED INVESTMENT COMPANIES — 0.0%
Switzerland — 0.0%
BB Biotech AG (cost $180,088)	3,105	236,023

OPTIONS — PURCHASED — 0.0%
Exchange-Trade Put Options - Purchased(9) (cost $609,200)	1,121	209,155

RIGHTS — 0.0%
UniCredit SpA† Expires 02/21/2018 (cost $0)	16,712	29,173

Total Long-Term Investment Securities (cost $422,605,340)		447,813,594

SHORT-TERM INVESTMENT SECURITIES — 26.7%
Registered Investment Companies — 26.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.51%(8) (cost $166,743,494)	166,734,545	166,734,545

TOTAL INVESTMENTS (cost $589,348,834)(7)	98.2%	614,548,139
Other assets less liabilities	1.8	11,309,388

NET ASSETS	100.0%	$625,857,527

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $37,416,349 representing 6.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Collateralized Loan Obligation
(3)	Collateralized Mortgage Obligation
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and

355

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Commercial Mortgage Backed Security
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 3 for cost of investments on a tax basis.
(8)	The rate shown is the 7-day yield as of January 31, 2018.
(9)	Options — Purchased

Exchange-Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	March 2018	$2,250.00	453	127,918,593	$219,161	$61,155	$(158,006)
S&P 500 Index	February 2018	2,250.00	112	31,626,672	28,426	1,960	(26,466)
S&P 500 Index	February 2018	2,190.00	286	80,760,966	201,287	4,290	(196,997)
S&P 500 Index	April 2018	2,350.00	270	76,242,870	160,326	141,750	(18,576)

					$609,200	$209,155	$(400,045)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
CVA	— Certification Van Aandelen (Dutch Cert.)
FRS	— Floating Rate Security
GDR	— Global Depositary Receipt
TIPS	— Treasury Inflation Protected Securities
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
34	Long	S&P/Toronto Stock Exchange 60 Index	March 2018	$5,206,289	$5,213,333	$7,044
468	Long	Euro Stoxx 50 Index	March 2018	20,680,782	20,917,629	236,847
163	Long	Topix Index	March 2018	28,129,407	27,465,284	(664,123)
576	Long	S&P 500 E-Mini Index	March 2018	78,146,019	81,383,040	3,237,021
106	Long	U.S. Treasury 2 Year Notes	March 2018	22,745,443	22,602,844	(142,599)
218	Long	U.S. Treasury 5 Year Notes	March 2018	25,079,419	25,006,984	(72,435)
193	Long	U.S. Treasury Long Bonds	March 2018	29,489,168	28,527,813	(961,355)
204	Long	MSCI Emerging Markets Index	March 2018	11,787,175	12,829,560	1,042,385
284	Long	XAF Financial Index	March 2018	24,247,980	25,993,100	1,745,120
155	Short	Euro-BOBL	March 2018	25,190,711	25,103,825	86,886
72	Short	FTSE 100 Index	March 2018	7,863,990	7,633,452	230,538
80	Short	U.S. Treasury 5 Year Notes	March 2018	9,336,550	9,176,875	159,675
322	Short	U.S. Treasury 10 Year Notes	March 2018	40,085,435	39,148,156	937,279

						$5,842,283

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

356

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	ZAR	8,203,900	USD	661,147	02/28/2018	$—	$(28,672)

Barclays Bank PLC	TRY	1,133,100	USD	293,310	02/28/2018	—	(5,911)
	USD	3,959,505	CHF	3,798,000	02/22/2018	127,212	—
	USD	399,339	SEK	3,200,000	02/22/2018	7,287	—
	USD	12,018,331	TRY	46,254,000	02/22/2018	217,735	—

						352,234	(5,911)

Citibank N.A.	CAD	8,446,000	USD	6,788,259	02/22/2018	—	(80,083)
	EUR	6,374,784	JPY	859,470,000	02/22/2018	—	(43,411)
	USD	5,818,209	IDR	77,708,000,000	02/22/2018	—	(8,978)
	USD	3,978,180	JPY	440,000,000	02/22/2018	56,535	—

						56,535	(132,472)

Morgan Stanley and Co. International PLC	IDR	77,708,000,000	USD	5,827,372	02/22/2018	18,141	—
	USD	5,184,082	GBP	3,758,000	02/22/2018	155,653	—
	USD	28,217,007	JPY	3,121,878,000	02/22/2018	410,014	—

						583,808	—

UBS AG London	CAD	15,643,904	NOK	98,620,000	02/22/2018	78,898	—
	USD	4,501,535	AUD	5,641,000	02/22/2018	43,547	—

						122,445	—

Net Unrealized Appreciation/(Depreciation)						$1,115,022	$(167,055)

AUD	— Australian Dollar	GBP	— British Pound Sterling	SEK	— Swedish Krona
CAD	— Canadian Dollar	IDR	— Indonesian Rupiah	TRY	— Turkish Lira
CHF	— Swiss Franc	JPY	— Japanese Yen	USD	— United States Dollar
EUR	— Euro Dollar	NOK	— Norwegian Krone	ZAR	— South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$247,253,036	$266,530	**	$—	$247,519,566
Preferred Securities/Capital Securities	—	6,505,342		—	6,505,342
Asset Backed Securities	—	9,611,635		—	9,611,635
Foreign Corporate Bonds & Notes	—	26,511,576		—	26,511,576
U.S. Corporate Bonds & Notes	—	149,943,068		—	149,943,068
U.S. Government Treasuries	—	7,248,056		—	7,248,056
Registered Investment Companies	236,023	—		—	236,023
Options-Purchased	209,155	—		—	209,155
Rights	29,173	—		—	29,173
Short-Term Investment Securities	166,734,545	—		—	166,734,545

Total Investments at Value	$414,461,932	$200,086,207		$—	$614,548,139

Other Financial Instruments:†
Futures Contracts	$7,682,795	$—		$—	$7,682,795
Forward Foreign Currency Contracts	—	1,115,022		—	1,115,022

Total Other Financial Instruments	$7,682,795	$1,115,022		$—	$8,797,817

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,840,512	$—		$—	$1,840,512
Forward Foreign Currency Contracts	—	167,055		—	167,055

Total Other Financial Instruments	$1,840,512	$167,055		$—	$2,007,567

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

357

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	8.9%
Real Estate Investment Trusts	6.1
Medical-Biomedical/Gene	4.6
Exchange-Traded Fund	4.6
Medical-Drugs	2.2
Repurchase Agreements	1.9
Savings & Loans/Thrifts	1.8
Medical Products	1.5
Retail-Restaurants	1.5
Oil Companies-Exploration & Production	1.3
Electric-Integrated	1.3
Computer Services	1.3
Chemicals-Specialty	1.2
Insurance-Property/Casualty	1.1
Electronic Components-Semiconductors	1.1
Building & Construction Products-Misc.	1.0
Gas-Distribution	1.0
Enterprise Software/Service	1.0
Applications Software	0.9
Drug Delivery Systems	0.9
Semiconductor Equipment	0.9
Medical Instruments	0.9
Aerospace/Defense-Equipment	0.9
Electronic Components-Misc.	0.9
Human Resources	0.8
Auto/Truck Parts & Equipment-Original	0.8
Oil-Field Services	0.8
Computer Software	0.8
Building-Residential/Commercial	0.8
Distribution/Wholesale	0.8
Transport-Truck	0.8
Finance-Investment Banker/Broker	0.8
Retail-Apparel/Shoe	0.8
E-Commerce/Services	0.7
Diversified Manufacturing Operations	0.7
Food-Misc./Diversified	0.7
Building-Heavy Construction	0.6
Data Processing/Management	0.6
Insurance-Life/Health	0.6
Commercial Services	0.6
Machinery-General Industrial	0.5
Therapeutics	0.5
Schools	0.5
Financial Guarantee Insurance	0.5
Metal Processors & Fabrication	0.5
Investment Management/Advisor Services	0.5
Computers-Integrated Systems	0.5
Rental Auto/Equipment	0.5
Semiconductor Components-Integrated Circuits	0.5
Building & Construction-Misc.	0.5
Commercial Services-Finance	0.5
Wireless Equipment	0.5
Medical Information Systems	0.4
Food-Wholesale/Distribution	0.4
Footwear & Related Apparel	0.4
Telecom Equipment-Fiber Optics	0.4
Transport-Marine	0.4
Printing-Commercial	0.4
Office Furnishings-Original	0.4
Patient Monitoring Equipment	0.4
Retail-Automobile	0.4
Medical-Outpatient/Home Medical	0.4

Power Converter/Supply Equipment	0.4%
Medical-HMO	0.4
Telecom Services	0.4
E-Commerce/Products	0.3
Steel-Producers	0.3
Electronic Measurement Instruments	0.3
Racetracks	0.3
Chemicals-Diversified	0.3
Television	0.3
Electric Products-Misc.	0.3
Building Products-Doors & Windows	0.3
Instruments-Controls	0.3
Engineering/R&D Services	0.3
Internet Security	0.3
Water	0.3
Insurance-Multi-line	0.3
Electronic Parts Distribution	0.3
Insurance-Reinsurance	0.3
Rubber/Plastic Products	0.3
Miscellaneous Manufacturing	0.3
Finance-Consumer Loans	0.3
Coal	0.3
Airlines	0.3
Hotels/Motels	0.3
Oil & Gas Drilling	0.3
Wire & Cable Products	0.3
Consulting Services	0.3
Physical Therapy/Rehabilitation Centers	0.3
Consumer Products-Misc.	0.3
Independent Power Producers	0.3
Disposable Medical Products	0.3
Aerospace/Defense	0.3
Casino Hotels	0.3
Oil Field Machinery & Equipment	0.3
Energy-Alternate Sources	0.3
Retail-Discount	0.2
Computer Aided Design	0.2
Finance-Mortgage Loan/Banker	0.2
Networking Products	0.2
Retail-Misc./Diversified	0.2
Paper & Related Products	0.2
Recreational Vehicles	0.2
Machine Tools & Related Products	0.2
Computers-Other	0.2
Internet Application Software	0.2
Internet Telephone	0.2
Medical Labs & Testing Services	0.2
Chemicals-Plastics	0.2
Publishing-Newspapers	0.2
Internet Content-Information/News	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Security Services	0.2
Broadcast Services/Program	0.2
Educational Software	0.2
Telephone-Integrated	0.2
Retail-Home Furnishings	0.2
Diagnostic Equipment	0.2
Steel Pipe & Tube	0.2
Gambling (Non-Hotel)	0.2
Medical-Hospitals	0.2
Resorts/Theme Parks	0.2

358

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Containers-Paper/Plastic	0.2%
Oil Refining & Marketing	0.2
Transport-Equipment & Leasing	0.2
Casino Services	0.2
Non-Hazardous Waste Disposal	0.2
Retail-Pawn Shops	0.2
Transport-Services	0.2
Building Products-Wood	0.2
Retail-Building Products	0.2
Lasers-System/Components	0.2
Diversified Minerals	0.2
Real Estate Management/Services	0.2
Apparel Manufacturers	0.2
Web Hosting/Design	0.2
Medical-Generic Drugs	0.2
Building Products-Light Fixtures	0.2
Transactional Software	0.2
Telecommunication Equipment	0.2
Computers	0.2
Veterinary Diagnostics	0.1
Tobacco	0.1
Steel-Specialty	0.1
Computer Data Security	0.1
Machinery-Pumps	0.1
Diagnostic Kits	0.1
Internet Connectivity Services	0.1
Auto-Heavy Duty Trucks	0.1
Batteries/Battery Systems	0.1
Real Estate Operations & Development	0.1
Precious Metals	0.1
Health Care Cost Containment	0.1
Metal-Aluminum	0.1
Finance-Other Services	0.1
Recreational Centers	0.1
Firearms & Ammunition	0.1
Private Equity	0.1
Home Furnishings	0.1
Environmental Consulting & Engineering	0.1
Transport-Air Freight	0.1
Building-Mobile Home/Manufactured Housing	0.1
Communications Software	0.1
Publishing-Periodicals	0.1
Medical-Nursing Homes	0.1
Environmental Monitoring & Detection	0.1
Beverages-Non-alcoholic	0.1
Pipelines	0.1
Poultry	0.1
Linen Supply & Related Items	0.1
Finance-Credit Card	0.1
Quarrying	0.1
Metal Products-Distribution	0.1
Multimedia	0.1
Appliances	0.1
Auction Houses/Art Dealers	0.1
Machinery-Electrical	0.1
Golf	0.1
U.S. Government Treasuries	0.1
Satellite Telecom	0.1
Building Products-Cement	0.1
Machinery-Construction & Mining	0.1
Diversified Operations	0.1

Funeral Services & Related Items	0.1%
Computers-Memory Devices	0.1
Building-Maintenance & Services	0.1
Banks-Super Regional	0.1
Respiratory Products	0.1
Storage/Warehousing	0.1
Metal-Iron	0.1
Machinery-Farming	0.1
Rubber-Tires	0.1
Agricultural Operations	0.1
Publishing-Books	0.1
Computers-Periphery Equipment	0.1
Circuit Boards	0.1
X-Ray Equipment	0.1
Containers-Metal/Glass	0.1
Food-Retail	0.1
Brewery	0.1
Auto Repair Centers	0.1
Identification Systems	0.1
Medical Imaging Systems	0.1
Radio	0.1
Food-Confectionery	0.1
Retail-Office Supplies	0.1
Pharmacy Services	0.1
Banks-Fiduciary	0.1
Retail-Pet Food & Supplies	0.1
Auto-Truck Trailers	0.1
Building Products-Air & Heating	0.1
Cosmetics & Toiletries	0.1
Hazardous Waste Disposal	0.1
E-Marketing/Info	0.1
Athletic Equipment	0.1
Motion Pictures & Services	0.1
Theaters	0.1
Metal Products-Fasteners	0.1
Bicycle Manufacturing	0.1
Water Treatment Systems	0.1
Finance-Commercial	0.1
Finance-Leasing Companies	0.1
B2B/E-Commerce	0.1
Banks-Mortgage	0.1
Medical-Wholesale Drug Distribution	0.1
Web Portals/ISP	0.1
Office Supplies & Forms	0.1
Non-Ferrous Metals	0.1
Retail-Major Department Stores	0.1
Vitamins & Nutrition Products	0.1
Beverages-Wine/Spirits	0.1
Internet Content-Entertainment	0.1
Diversified Operations/Commercial Services	0.1
Retail-Sporting Goods	0.1
Diversified Financial Services	0.1
Capacitors	0.1
Audio/Video Products	0.1
Pastoral & Agricultural	0.1

100.0%

*	Calculated as a percentage of net assets
#	See Note 1

359

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 93.4%
Advanced Materials — 0.0%
Core Molding Technologies, Inc.	542	$11,274

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	4,207	37,863

Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	2,720	13,192
Yext, Inc.†	1,733	20,883

		34,075

Aerospace/Defense — 0.3%
AeroVironment, Inc.†	1,551	79,659
Cubic Corp.	1,865	108,263
Esterline Technologies Corp.†	1,934	142,246
Kratos Defense & Security Solutions, Inc.†	6,323	72,146
National Presto Industries, Inc.	366	37,204

		439,518

Aerospace/Defense-Equipment — 0.9%
AAR Corp.	2,376	96,157
Aerojet Rocketdyne Holdings, Inc.†	5,107	140,442
Astronics Corp.†	1,584	70,646
Curtiss-Wright Corp.	3,265	426,605
Ducommun, Inc.†	777	22,673
Kaman Corp.	2,040	127,908
KLX, Inc.†	3,822	270,063
Moog, Inc., Class A†	2,354	212,001
Triumph Group, Inc.	3,606	105,115

		1,471,610

Agricultural Biotech — 0.0%
Calyxt, Inc.†	600	15,630

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	6,993	27,203

Agricultural Operations — 0.1%
Alico, Inc.	229	6,160
Andersons, Inc.	1,993	67,961
Cadiz, Inc.†	1,581	23,004
Limoneira Co.	893	19,244
Tejon Ranch Co.†	1,362	29,705

		146,074

Airlines — 0.3%
Allegiant Travel Co.	935	148,899
Hawaiian Holdings, Inc.	3,830	143,050
SkyWest, Inc.	3,748	208,951

		500,900

Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	2,156	160,988
Delta Apparel, Inc.†	506	9,442
Oxford Industries, Inc.	1,216	95,821
Sequential Brands Group, Inc.†	2,935	4,755
Superior Uniform Group, Inc.	621	14,631

		285,637

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	211	5,425
iRobot Corp.†	1,954	173,417

		178,842

Security Description	Shares	Value (Note 2)
Applications Software — 0.9%
Appfolio, Inc., Class A†	696	$29,476
Bazaarvoice, Inc.†	6,300	34,650
Brightcove, Inc.†	2,504	16,902
Callidus Software, Inc.†	5,000	179,750
Ebix, Inc.	1,775	145,728
Five9, Inc.†	3,934	102,323
HubSpot, Inc.†	2,518	244,372
MINDBODY, Inc., Class A†	3,170	111,426
New Relic, Inc.†	2,258	134,870
Park City Group, Inc.†	966	8,356
PDF Solutions, Inc.†	2,061	28,194
Progress Software Corp.	3,517	175,252
RealPage, Inc.†	4,334	215,616
Twilio, Inc., Class A†	4,592	120,494
Upland Software, Inc.†	600	13,878

		1,561,287

Athletic Equipment — 0.1%
Clarus Corp.†	1,517	11,302
Nautilus, Inc.†	2,231	28,668
Vista Outdoor, Inc.†	4,223	63,978

		103,948

Auction Houses/Art Dealers — 0.1%
B. Riley Financial, Inc.	1,533	28,744
Sotheby’s†	2,814	148,466

		177,210

Audio/Video Products — 0.1%
Daktronics, Inc.	2,622	24,280
Universal Electronics, Inc.†	1,043	48,082
VOXX International Corp.†	1,481	8,812

		81,174

Auto Repair Centers — 0.1%
Monro, Inc.	2,343	132,379

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	549	11,611
Navistar International Corp.†	3,673	168,334
REV Group, Inc.	1,679	49,127

		229,072

Auto-Truck Trailers — 0.1%
Wabash National Corp.	4,313	111,405

Auto/Truck Parts & Equipment-Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†	7,293	128,721
Cooper-Standard Holding, Inc.†	1,272	158,478
Dana, Inc.	10,742	354,379
Gentherm, Inc.†	2,706	86,592
Horizon Global Corp.†	1,837	15,523
Meritor, Inc.†	6,186	168,754
Miller Industries, Inc.	814	21,205
Modine Manufacturing Co.†	3,650	85,227
Spartan Motors, Inc.	2,523	33,808
Superior Industries International, Inc.	1,819	30,650
Tenneco, Inc.	3,763	218,292
Titan International, Inc.	3,678	48,954
Tower International, Inc.	1,459	44,062

		1,394,645

Auto/Truck Parts & Equipment-Replacement — 0.2%
Commercial Vehicle Group, Inc.†	1,858	22,983
Dorman Products, Inc.†	1,989	150,050

360

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Replacement (continued)
Douglas Dynamics, Inc.	1,631	$67,197
Motorcar Parts of America, Inc.†	1,407	38,299
Standard Motor Products, Inc.	1,591	76,209

		354,738

B2B/E-Commerce — 0.1%
ePlus, Inc.†	970	74,884
TechTarget, Inc.†	1,449	22,720

		97,604

Banks-Commercial — 8.9%
1st Source Corp.	1,190	62,225
Access National Corp.	1,097	31,868
ACNB Corp.	509	15,397
Allegiance Bancshares, Inc.†	845	34,138
American National Bankshares, Inc.	603	22,552
Ameris Bancorp	2,682	143,621
Ames National Corp.	632	17,822
Arrow Financial Corp.	875	28,700
Atlantic Capital Bancshares, Inc.†	1,542	27,525
BancFirst Corp.	1,241	69,186
Bancorp, Inc.†	3,632	38,390
BancorpSouth Bank	6,286	210,895
Bank of Commerce Holdings	1,144	13,270
Bank of Marin Bancorp	497	34,144
Bank of N.T. Butterfield & Son, Ltd.	3,973	159,675
Bankwell Financial Group, Inc.	443	14,796
Banner Corp.	2,434	132,264
Bar Harbor Bankshares	1,111	31,141
BCB Bancorp, Inc.	931	14,105
Blue Hills Bancorp, Inc.	1,760	33,968
Bridge Bancorp, Inc.	1,392	47,746
Bryn Mawr Bank Corp.	1,382	62,052
Byline Bancorp, Inc.†	489	10,939
C&F Financial Corp.	241	13,195
Cadence BanCorp†	1,458	40,795
Camden National Corp.	1,130	47,980
Capital City Bank Group, Inc.	816	20,017
Capstar Financial Holdings, Inc.†	636	12,440
Carolina Financial Corp.	1,398	57,654
Cass Information Systems, Inc.	965	55,922
Cathay General Bancorp, Class B	5,630	246,256
CBTX, Inc.	206	5,896
CenterState Banks, Inc.	4,467	116,097
Central Pacific Financial Corp.	2,201	65,084
Central Valley Community Bancorp	732	14,193
Century Bancorp, Inc., Class A	216	17,312
Chemical Financial Corp.	5,236	305,835
Chemung Financial Corp.	236	10,542
Citizens & Northern Corp.	868	20,658
City Holding Co.	1,120	77,056
Civista Bancshares, Inc.	733	16,221
CNB Financial Corp.	1,090	29,354
CoBiz Financial, Inc.	2,843	57,031
Codorus Valley Bancorp, Inc.	630	17,231
Columbia Banking System, Inc.	5,329	229,573
Community Bank System, Inc.	3,627	193,319
Community Financial Corp.	292	10,757
Community Trust Bancorp, Inc.	1,137	53,780
ConnectOne Bancorp, Inc.	2,230	65,005
County Bancorp, Inc.	346	9,965
Customers Bancorp, Inc.†	2,081	63,783
CVB Financial Corp.	7,648	178,963

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
DNB Financial Corp.	229	$7,797
Eagle Bancorp, Inc.†	2,329	146,727
Enterprise Bancorp, Inc.	698	23,418
Enterprise Financial Services Corp.	1,634	79,494
Equity Bancshares, Inc., Class A†	801	28,844
Evans Bancorp, Inc.	341	14,578
Farmers & Merchants Bancorp, Inc.	655	26,645
Farmers Capital Bank Corp.	543	21,340
Farmers National Banc Corp.	1,893	27,638
FB Financial Corp.†	962	40,673
FCB Financial Holdings, Inc., Class A†	2,674	146,535
Fidelity Southern Corp.	1,635	39,175
Financial Institutions, Inc.	1,068	33,268
First BanCorp†	14,188	85,128
First BanCorp	2,077	75,603
First BanCorp, Inc.	753	21,197
First Bancshares, Inc.	768	24,691
First Busey Corp.	3,008	93,188
First Business Financial Services, Inc.	607	14,853
First Citizens BancShares, Inc., Class A	548	233,125
First Commonwealth Financial Corp.	7,147	103,417
First Community Bancshares, Inc.	1,227	33,963
First Connecticut Bancorp, Inc.	1,041	26,181
First Financial Bancorp	4,551	129,704
First Financial Bankshares, Inc.	4,685	217,618
First Financial Corp.	781	36,160
First Foundation, Inc.†	2,200	42,790
First Guaranty Bancshares, Inc.	362	9,521
First Internet Bancorp	588	22,021
First Interstate BancSystem, Inc., Class A	1,923	80,478
First Merchants Corp.	3,026	130,602
First Mid-Illinois Bancshares, Inc.	742	28,567
First Midwest Bancorp, Inc.	7,542	187,494
First Northwest Bancorp†	728	12,340
First of Long Island Corp.	1,764	49,568
FNB Bancorp	392	13,951
Franklin Financial Network, Inc.†	870	28,058
Fulton Financial Corp.	12,667	230,539
German American Bancorp, Inc.	1,565	54,290
Glacier Bancorp, Inc.	5,781	226,731
Great Southern Bancorp, Inc.	802	40,702
Great Western Bancorp, Inc.	4,374	184,364
Green Bancorp, Inc.†	1,574	37,540
Guaranty Bancorp	1,788	50,690
Guaranty Bancshares, Inc.	153	4,844
Hancock Holding Co.	6,227	334,390
Hanmi Financial Corp.	2,328	73,332
HarborOne Bancorp, Inc.†	975	17,999
Heartland Financial USA, Inc.	1,813	96,361
Heritage Commerce Corp.	2,673	42,795
Heritage Financial Corp.	2,174	66,959
Hilltop Holdings, Inc.	5,415	141,819
Home BancShares, Inc.	11,635	279,356
HomeStreet, Inc.†	1,993	58,694
Hope Bancorp, Inc.	9,584	182,479
Horizon Bancorp	1,696	51,643
Howard Bancorp, Inc.†	650	13,650
IBERIABANK Corp.	3,736	315,692
Independent Bank Corp.	1,998	142,557
Independent Bank Corp.	1,500	34,575
International Bancshares Corp.	4,045	167,868
Investar Holding Corp.	603	15,226
Kearny Financial Corp.	5,882	81,172

361

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Lakeland Bancorp, Inc.	3,314	$66,611
Lakeland Financial Corp.	1,784	85,757
LCNB Corp.	655	12,773
LegacyTexas Financial Group, Inc.	3,491	153,744
Live Oak Bancshares, Inc.	1,721	46,295
Macatawa Bank Corp.	1,918	19,871
MainSource Financial Group, Inc.	1,825	71,814
MB Financial, Inc.	5,985	256,038
MBT Financial Corp.	1,317	14,816
Mercantile Bank Corp.	1,190	41,519
Merchants Bancorp	536	10,881
Metropolitan Bank Holding Corp.†	266	12,632
Middlefield Banc Corp.	193	9,592
Midland States Bancorp, Inc.	1,145	36,743
MidSouth Bancorp, Inc.	1,076	15,225
MidWestOne Financial Group, Inc.	824	27,258
National Bankshares, Inc.	500	21,800
National Commerce Corp.†	886	40,180
NBT Bancorp, Inc.	3,152	116,340
Nicolet Bankshares, Inc.†	652	35,397
Northeast Bancorp	542	12,114
Northrim BanCorp, Inc.	501	16,758
Norwood Financial Corp.	423	13,286
OFG Bancorp	3,195	36,423
Ohio Valley Banc Corp.	301	12,371
Old Line Bancshares, Inc.	629	19,920
Old National Bancorp	9,923	171,668
Old Point Financial Corp.	268	7,863
Old Second Bancorp, Inc.	2,136	31,399
Opus Bank	1,477	40,027
Orrstown Financial Services, Inc.	548	13,782
Pacific Mercantile Bancorp†	1,142	9,878
Park National Corp.	987	103,655
PCSB Financial Corp.†	1,336	26,961
Peapack Gladstone Financial Corp.	1,287	45,714
Penns Woods Bancorp, Inc.	340	14,576
People’s Utah Bancorp	998	31,537
Peoples Bancorp of North Carolina, Inc.	374	11,781
Peoples Bancorp, Inc.	1,213	43,195
Peoples Financial Services Corp.	506	22,988
Preferred Bank	979	63,067
Premier Financial Bancorp, Inc.	695	13,219
Provident Bancorp, Inc.†	324	7,792
QCR Holdings, Inc.	895	39,246
RBB Bancorp	280	7,526
Reliant Bancorp, Inc.	512	12,288
Renasant Corp.	3,345	144,069
Republic Bancorp, Inc., Class A	711	27,402
Republic First Bancorp, Inc.†	3,598	31,842
S&T Bancorp, Inc.	2,539	102,474
Sandy Spring Bancorp, Inc.	2,385	90,201
Seacoast Banking Corp. of Florida†	3,151	81,264
ServisFirst Bancshares, Inc.	3,417	144,949
Shore Bancshares, Inc.	924	16,835
Sierra Bancorp	995	27,243
Simmons First National Corp., Class A	3,060	180,081
SmartFinancial, Inc.†	529	11,532
South State Corp.	2,667	236,296
Southern First Bancshares, Inc.†	488	21,252
Southern National Bancorp of Virginia, Inc.	1,582	25,929
Southside Bancshares, Inc.	2,046	70,239

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
State Bank Financial Corp.	2,771	$84,543
Stock Yards Bancorp, Inc.	1,612	57,951
Summit Financial Group, Inc.	806	20,714
Sun Bancorp, Inc.	793	19,429
Texas Capital Bancshares, Inc.†	3,680	348,864
Tompkins Financial Corp.	1,081	89,042
Towne Bank	4,712	143,966
TriCo Bancshares	1,509	55,803
TriState Capital Holdings, Inc.†	1,649	39,658
Triumph Bancorp, Inc.†	1,294	49,819
TrustCo Bank Corp.	6,824	58,686
Trustmark Corp.	4,984	158,441
Two River Bancorp	532	9,581
UMB Financial Corp.	3,344	254,746
Umpqua Holdings Corp.	16,362	354,237
Union Bankshares Corp.	3,542	133,711
United Bankshares, Inc.	7,389	271,915
United Community Banks, Inc.	5,404	171,199
United Security Bancshares	961	10,619
Unity Bancorp, Inc.	570	11,714
Univest Corp. of Pennsylvania	1,917	53,676
Valley National Bancorp	19,081	239,848
Veritex Holdings, Inc.†	1,195	34,069
Washington Trust Bancorp, Inc.	1,107	59,557
WesBanco, Inc.	3,109	127,500
West Bancorporation, Inc.	1,173	30,029
Westamerica Bancorporation	1,880	111,616
Western New England Bancorp, Inc.	2,042	22,156
Wintrust Financial Corp.	4,098	352,018

		15,101,985

Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	6,158	94,833
Parke Bancorp, Inc.	428	8,624
Union Bankshares, Inc.	288	15,567

		119,024

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	2,050	95,222

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	1,304	93,562
National Bank Holdings Corp., Class A	1,838	61,095

		154,657

Batteries/Battery Systems — 0.1%
EnerSys	3,224	226,679

Beverages-Non-alcoholic — 0.1%
Coca-Cola Bottling Co. Consolidated	348	70,477
National Beverage Corp.	867	95,777
Primo Water Corp.†	1,869	24,241

		190,495

Beverages-Wine/Spirits — 0.1%
MGP Ingredients, Inc.	953	85,332

Bicycle Manufacturing — 0.1%
Fox Factory Holding Corp.†	2,588	99,250

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	615	116,758
Craft Brew Alliance, Inc.†	937	18,131

		134,889

362

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Broadcast Services/Program — 0.2%
Hemisphere Media Group, Inc.†	1,070	$11,449
MSG Networks, Inc., Class A†	4,425	106,200
TiVo Corp.	8,852	123,485
World Wrestling Entertainment, Inc., Class A	2,873	101,561

		342,695

Building & Construction Products-Misc. — 1.0%
American Woodmark Corp.†	1,042	141,556
Armstrong Flooring, Inc.†	1,601	24,799
Builders FirstSource, Inc.†	8,152	174,616
Caesarstone, Ltd.†	1,675	35,510
Forterra, Inc.†	1,378	9,577
Gibraltar Industries, Inc.†	2,345	86,999
Louisiana-Pacific Corp.†	10,744	318,130
NCI Building Systems, Inc.†	2,953	54,483
Patrick Industries, Inc.†	1,793	114,842
Ply Gem Holdings, Inc.†	1,639	35,157
Quanex Building Products Corp.	2,536	52,495
Simpson Manufacturing Co., Inc.	3,045	178,863
Summit Materials, Inc., Class A†	8,285	264,706
Trex Co., Inc.†	2,182	243,489

		1,735,222

Building & Construction-Misc. — 0.5%
Aegion Corp.†	2,385	59,816
Comfort Systems USA, Inc.	2,721	115,915
EMCOR Group, Inc.	4,355	353,975
Hill International, Inc.†	2,519	14,358
IES Holdings, Inc.†	640	11,200
MYR Group, Inc.†	1,180	39,978
TopBuild Corp.†	2,619	200,458

		795,700

Building Products-Air & Heating — 0.1%
AAON, Inc.	3,059	111,348

Building Products-Cement — 0.1%
Continental Building Products, Inc.†	2,806	79,831
US Concrete, Inc.†	1,170	91,084

		170,915

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,091	95,162
Griffon Corp.	2,165	43,408
JELD-WEN Holding, Inc.†	4,982	195,693
Masonite International Corp.†	2,096	146,196
PGT Innovations , Inc.†	3,573	56,989

		537,448

Building Products-Light Fixtures — 0.2%
Cree, Inc.†	7,214	248,955
LSI Industries, Inc.	1,818	14,435

		263,390

Building Products-Wood — 0.2%
Boise Cascade Co.	2,857	126,994
Universal Forest Products, Inc.	4,432	165,446

		292,440

Building-Heavy Construction — 0.6%
Chicago Bridge & Iron Co. NV	7,443	155,335
Dycom Industries, Inc.†	2,228	260,030
Granite Construction, Inc.	2,932	195,535

Security Description	Shares	Value (Note 2)
Building-Heavy Construction (continued)
Layne Christensen Co.†	1,333	$17,982
MasTec, Inc.†	4,918	262,621
Orion Group Holdings, Inc.†	2,030	15,266
Primoris Services Corp.	2,912	75,712
Sterling Construction Co., Inc.†	1,908	26,617
Tutor Perini Corp.†	2,763	68,384
Willbros Group, Inc.†	3,237	3,593

		1,081,075

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	4,130	157,064

Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	631	96,638
Winnebago Industries, Inc.	2,327	105,762

		202,400

Building-Residential/Commercial — 0.8%
AV Homes, Inc.†	899	15,193
Beazer Homes USA, Inc.†	2,310	42,828
Century Communities, Inc.†	1,410	44,556
Green Brick Partners, Inc.†	1,755	19,656
Hovnanian Enterprises, Inc., Class A†	9,124	18,522
Installed Building Products, Inc.†	1,593	114,616
KB Home	6,279	197,914
LGI Homes, Inc.†	1,277	86,427
M/I Homes, Inc.†	1,955	63,225
MDC Holdings, Inc.	3,318	111,850
Meritage Homes Corp.†	2,844	134,948
New Home Co., Inc.†	912	10,807
PICO Holdings, Inc.	1,641	21,497
Taylor Morrison Home Corp., Class A†	8,209	208,755
TRI Pointe Group, Inc.†	11,080	180,715
William Lyon Homes, Class A†	2,009	54,544

		1,326,053

Cable/Satellite TV — 0.0%
Global Eagle Entertainment, Inc.†	3,772	10,901
WideOpenWest, Inc.†	1,564	16,015

		26,916

Capacitors — 0.1%
KEMET Corp.†	4,091	83,293

Casino Hotels — 0.3%
Boyd Gaming Corp.	6,137	242,227
Caesars Entertainment Corp.†	10,083	140,658
Century Casinos, Inc.†	1,560	14,274
Monarch Casino & Resort, Inc.†	799	36,403

		433,562

Casino Services — 0.2%
Eldorado Resorts, Inc.†	3,458	119,474
Scientific Games Corp., Class A†	3,931	183,381

		302,855

Cellular Telecom — 0.0%
ATN International, Inc.	775	46,004

Chemicals-Diversified — 0.3%
Aceto Corp.	2,208	24,310
AdvanSix, Inc.†	2,213	87,325
Codexis, Inc.†	3,012	25,903
Innophos Holdings, Inc.	1,429	66,120
Innospec, Inc.	1,770	127,086
Koppers Holdings, Inc.†	1,524	69,799

363

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
Quaker Chemical Corp.	960	$147,744

		548,287

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	3,166	59,901

Chemicals-Other — 0.0%
American Vanguard Corp.	2,121	44,859

Chemicals-Plastics — 0.2%
A. Schulman, Inc.	2,110	82,290
Landec Corp.†	1,984	26,089
PolyOne Corp.	5,943	258,283

		366,662

Chemicals-Specialty — 1.2%
AgroFresh Solutions, Inc.†	1,627	12,268
Balchem Corp.	2,340	184,860
Calgon Carbon Corp.	3,732	79,678
CSW Industrials, Inc.†	1,070	51,253
Ferro Corp.†	6,185	145,471
GCP Applied Technologies, Inc.†	5,297	176,920
H.B. Fuller Co.	3,726	193,193
Hawkins, Inc.	712	25,134
Ingevity Corp.†	3,142	227,952
KMG Chemicals, Inc.	967	58,745
Kraton Corp.†	2,214	111,276
Minerals Technologies, Inc.	2,597	195,164
Oil-Dri Corp. of America	370	14,389
OMNOVA Solutions, Inc.†	3,191	35,101
PQ Group Holdings, Inc.†	2,164	35,360
Sensient Technologies Corp.	3,271	235,021
Stepan Co.	1,474	115,591
Tronox, Ltd., Class A	6,639	130,324
Valhi, Inc.	1,867	10,810

		2,038,510

Circuit Boards — 0.1%
Park Electrochemical Corp.	1,422	26,022
TTM Technologies, Inc.†	6,824	112,528

		138,550

Coal — 0.3%
Arch Coal, Inc., Class A	1,419	127,724
Cloud Peak Energy, Inc.†	5,461	27,305
Hallador Energy Co.	1,185	8,271
NACCO Industries, Inc., Class A	301	12,657
Peabody Energy Corp.†	4,927	199,100
Ramaco Resources, Inc.†	453	3,642
SunCoke Energy, Inc.†	4,757	52,803
Warrior Met Coal, Inc.	2,442	68,303
Westmoreland Coal Co.†	1,366	1,475

		501,280

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	1,675	45,979

Coffee — 0.0%
Farmer Bros. Co.†	641	20,256

Commercial Services — 0.6%
Acacia Research Corp.†	3,654	13,337
Care.com, Inc.†	1,014	18,597
Collectors Universe, Inc.	553	15,329
Emerald Expositions Events, Inc.	1,339	28,896

Security Description	Shares	Value (Note 2)
Commercial Services (continued)
Healthcare Services Group, Inc.	5,263	$290,412
HMS Holdings Corp.†	6,194	106,103
Medifast, Inc.	783	53,800
National Research Corp., Class A	699	26,317
Nutrisystem, Inc.	2,194	94,891
RPX Corp.	3,394	47,652
ServiceSource International, Inc.†	5,694	19,360
SP Plus Corp.†	1,285	49,537
Team, Inc.†	2,161	36,737
Weight Watchers International, Inc.†	2,067	132,887

		933,855

Commercial Services-Finance — 0.5%
Cardtronics PLC, Class A†	3,367	82,357
CBIZ, Inc.†	3,777	62,321
CPI Card Group, Inc.	301	870
Everi Holdings, Inc.†	4,793	37,098
EVERTEC, Inc.	4,468	69,924
Green Dot Corp., Class A†	3,424	209,754
LendingTree, Inc.†	470	172,889
Liberty Tax, Inc.	506	5,212
MoneyGram International, Inc.†	2,149	25,960
Travelport Worldwide, Ltd.	9,169	124,790

		791,175

Communications Software — 0.1%
BroadSoft, Inc.†	2,338	128,356
Digi International, Inc.†	1,954	20,224
pdvWireless, Inc.†	698	24,011
Ribbon Communications, Inc.†	3,505	24,465

		197,056

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	5,402	418,385

Computer Data Security — 0.1%
ForeScout Technologies, Inc.†	394	11,985
Qualys, Inc.†	2,375	148,437
Varonis Systems, Inc.†	1,445	78,464

		238,886

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	3,072	73,574

Computer Services — 1.3%
Barracuda Networks, Inc.†	1,858	51,188
CACI International, Inc., Class A†	1,803	253,412
Carbonite, Inc.†	1,855	46,746
Cogint, Inc.†	1,495	5,457
Convergys Corp.	6,941	161,517
DMC Global, Inc.	1,042	23,862
Engility Holdings, Inc.†	1,332	34,845
EPAM Systems, Inc.†	3,679	432,209
ExlService Holdings, Inc.†	2,417	146,833
Insight Enterprises, Inc.†	2,631	97,663
KeyW Holding Corp.†	3,559	23,845
MAXIMUS, Inc.	4,744	323,446
Presidio, Inc.†	1,617	29,607
Science Applications International Corp.	3,201	245,357
SecureWorks Corp., Class A†	609	5,895
StarTek, Inc.†	762	9,525
Sykes Enterprises, Inc.†	2,897	89,865
Syntel, Inc.†	2,441	55,044
TTEC Holdings, Inc.	1,026	40,732
Unisys Corp.†	3,718	33,090

364

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services (continued)
Virtusa Corp.†	1,996	$89,061

		2,199,199

Computer Software — 0.8%
Avid Technology, Inc.†	2,468	13,327
Blackbaud, Inc.	3,522	337,478
Box, Inc., Class A†	5,978	132,951
Cloudera, Inc.†	7,204	134,859
CommerceHub, Inc., Series A†	1,014	20,503
CommerceHub, Inc., Series C†	2,147	41,416
Cornerstone OnDemand, Inc.†	3,919	161,188
Envestnet, Inc.†	3,181	170,979
j2 Global, Inc.	3,432	274,526
SendGrid, Inc.†	612	13,752
Simulations Plus, Inc.	807	13,033
Tintri, Inc.†	701	3,939
Veritone, Inc.†	201	3,568
Workiva, Inc.†	1,885	42,035

		1,363,554

Computers — 0.2%
Nutanix, Inc., Class A†	7,916	254,104

Computers-Integrated Systems — 0.5%
Agilysys, Inc.†	1,133	13,596
Cray, Inc.†	2,962	71,829
Diebold Nixdorf, Inc.	5,583	103,006
Maxwell Technologies, Inc.†	2,664	15,425
Mercury Systems, Inc.†	3,461	166,197
MTS Systems Corp.	1,257	65,175
NetScout Systems, Inc.†	6,233	177,641
Radisys Corp.†	2,722	2,368
Super Micro Computer, Inc.†	2,877	65,668
USA Technologies, Inc.†	3,580	30,251
VeriFone Systems, Inc.†	8,227	145,453

		856,609

Computers-Memory Devices — 0.1%
Pure Storage, Inc., Class A†	7,168	144,364
Quantum Corp.†	2,101	13,005

		157,369

Computers-Other — 0.2%
3D Systems Corp.†	8,071	82,647
ExOne Co.†	822	8,072
Lumentum Holdings, Inc.†	4,565	211,360
Stratasys, Ltd.†	3,691	78,950

		381,029

Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	3,420	100,001
Immersion Corp.†	2,150	22,317
Mitek Systems, Inc.†	2,277	17,760

		140,078

Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	2,136	62,585

Consulting Services — 0.3%
CRA International, Inc.	583	27,069
Forrester Research, Inc.	752	32,825
Franklin Covey Co.†	717	20,650
FTI Consulting, Inc.†	2,794	121,455
Hackett Group, Inc.	1,732	27,729

Security Description	Shares	Value (Note 2)
Consulting Services (continued)
Huron Consulting Group, Inc.†	1,619	$65,003
ICF International, Inc.†	1,324	70,304
Information Services Group, Inc.†	2,393	10,194
Navigant Consulting, Inc.†	3,385	69,460
Vectrus, Inc.†	820	24,928

		469,617

Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	780	30,568
Central Garden & Pet Co., Class A†	2,606	98,298
CSS Industries, Inc.	659	17,240
Helen of Troy, Ltd.†	2,013	187,511
WD-40 Co.	1,021	126,349

		459,966

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,886	111,500
Greif, Inc., Class B	415	26,415

		137,915

Containers-Paper/Plastic — 0.2%
KapStone Paper and Packaging Corp.	6,422	222,458
Multi-Color Corp.	1,009	78,197
UFP Technologies, Inc.†	477	13,905

		314,560

Cosmetics & Toiletries — 0.1%
e.l.f. Beauty, Inc.†	1,529	31,436
Inter Parfums, Inc.	1,277	58,231
Revlon, Inc., Class A†	872	17,876

		107,543

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	1,481	13,729

Data Processing/Management — 0.6%
Acxiom Corp.†	5,853	158,441
Amber Road, Inc.†	1,481	10,752
Bottomline Technologies de, Inc.†	2,939	107,273
CommVault Systems, Inc.†	2,946	157,169
CSG Systems International, Inc.	2,463	111,254
Fair Isaac Corp.	2,203	380,370
Pegasystems, Inc.	2,707	137,651

		1,062,910

Decision Support Software — 0.0%
Castlight Health, Inc., Class B†	4,725	17,482
QAD, Inc., Class A	737	31,765

		49,247

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†	1,924	55,604
BioTelemetry, Inc.†	2,346	80,116
GenMark Diagnostics, Inc.†	3,764	20,476
Genomic Health, Inc.†	1,458	48,420
Oxford Immunotec Global PLC†	1,869	21,699
Quotient, Ltd.†	1,974	5,754
Repligen Corp.†	2,773	98,081

		330,150

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	3,075	48,124
OraSure Technologies, Inc.†	4,179	90,935
Quidel Corp.†	2,098	96,046

		235,105

365

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	716	$13,540

Disposable Medical Products — 0.3%
ICU Medical, Inc.†	1,111	254,364
Merit Medical Systems, Inc.†	3,594	166,941
Utah Medical Products, Inc.	252	22,705

		444,010

Distribution/Wholesale — 0.8%
Anixter International, Inc.†	2,144	179,453
Beacon Roofing Supply, Inc.†	4,932	298,386
Core-Mark Holding Co., Inc.	3,369	74,421
EnviroStar, Inc.	270	10,341
Essendant, Inc.	2,760	24,978
Fossil Group, Inc.†	3,270	26,029
G-III Apparel Group, Ltd.†	3,198	119,445
H&E Equipment Services, Inc.	2,327	91,637
Huttig Building Products, Inc.†	1,759	12,419
Nexeo Solutions, Inc.†	1,940	18,294
ScanSource, Inc.†	1,831	62,620
SiteOne Landscape Supply, Inc.†	2,507	190,933
Systemax, Inc.	848	26,331
Titan Machinery, Inc.†	1,372	29,484
Triton International, Ltd.	3,475	134,135
Veritiv Corp.†	848	24,338

		1,323,244

Diversified Financial Services — 0.1%
Ladder Capital Corp.	5,827	84,317

Diversified Manufacturing Operations — 0.7%
Actuant Corp., Class A	4,400	108,900
AZZ, Inc.	1,918	87,269
Barnes Group, Inc.	3,712	244,212
Chase Corp.	528	59,321
EnPro Industries, Inc.	1,563	137,528
Fabrinet†	2,680	66,491
Federal Signal Corp.	4,358	88,642
GP Strategies Corp.†	927	23,129
Harsco Corp.†	5,938	106,290
LSB Industries, Inc.†	1,605	13,626
Lydall, Inc.†	1,234	58,985
NL Industries, Inc.†	617	8,021
Raven Industries, Inc.	2,670	102,929
Standex International Corp.	931	97,708
Tredegar Corp.	1,908	35,012

		1,238,063

Diversified Minerals — 0.2%
Fairmount Santrol Holdings, Inc.†	11,457	63,815
Smart Sand, Inc.†	1,614	14,833
United States Lime & Minerals, Inc.	146	11,205
US Silica Holdings, Inc.	6,033	200,839

		290,692

Diversified Operations — 0.1%
HRG Group, Inc.†	8,784	160,308

Diversified Operations/Commercial Services — 0.1%
Viad Corp.	1,493	84,802

Drug Delivery Systems — 0.9%
Antares Pharma, Inc.†	10,609	22,173
Catalent, Inc.†	9,880	459,815

Security Description	Shares	Value (Note 2)
Drug Delivery Systems (continued)
Depomed, Inc.†	4,259	$31,304
Heron Therapeutics, Inc.†	3,354	72,614
Nektar Therapeutics†	10,945	915,111
Revance Therapeutics, Inc.†	1,692	54,652

		1,555,669

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	1,967	20,506
Chegg, Inc.†	7,031	121,777
Etsy, Inc.†	8,927	167,471
FTD Cos., Inc.†	1,247	7,307
Lands’ End, Inc.†	981	16,481
Ominto, Inc.†	1,033	3,512
Overstock.com, Inc.†	1,239	85,119
Shutterfly, Inc.†	2,445	166,627

		588,800

E-Commerce/Services — 0.7%
Cars.com, Inc.†	5,317	157,862
Carvana Co.†	1,045	19,949
ChannelAdvisor Corp.†	1,871	17,026
Groupon, Inc.†	25,088	132,716
GrubHub, Inc.†	6,345	458,426
Leaf Group, Ltd.†	899	7,866
Quotient Technology, Inc.†	5,586	65,915
Stamps.com, Inc.†	1,207	246,047
Trade Desk, Inc., Class A†	1,750	84,840
TrueCar, Inc.†	5,195	61,249

		1,251,896

E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	1,891	9,077
New Media Investment Group, Inc.	3,777	63,831
QuinStreet, Inc.†	2,702	25,210
Rubicon Project, Inc.†	3,276	6,290

		104,408

E-Services/Consulting — 0.0%
Perficient, Inc.†	2,535	49,103

Educational Software — 0.2%
2U, Inc.†	3,552	263,807
Instructure, Inc.†	1,616	58,014
Rosetta Stone, Inc.†	1,252	16,001

		337,822

Electric Products-Misc. — 0.3%
Graham Corp.	705	15,087
Littelfuse, Inc.	1,791	389,308
Novanta, Inc.†	2,365	136,933

		541,328

Electric-Distribution — 0.0%
Genie Energy, Ltd., Class B	996	4,352
Spark Energy, Inc., Class A	861	8,524
Unitil Corp.	1,027	45,404

		58,280

Electric-Generation — 0.0%
Atlantic Power Corp.†	8,461	17,768

Electric-Integrated — 1.3%
ALLETE, Inc.	3,780	273,823
Ameresco, Inc., Class A†	1,379	11,997
Avista Corp.	4,755	239,462

366

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
Black Hills Corp.	3,951	$219,478
El Paso Electric Co.	2,987	155,921
IDACORP, Inc.	3,733	322,083
MGE Energy, Inc.	2,581	154,344
NorthWestern Corp.	3,598	195,515
Otter Tail Corp.	2,905	123,753
PNM Resources, Inc.	5,895	224,600
Portland General Electric Co.	6,608	279,849

		2,200,825

Electronic Components-Misc. — 0.9%
AVX Corp.	3,404	61,068
Bel Fuse, Inc., Class B	710	14,590
Benchmark Electronics, Inc.†	3,693	106,912
CTS Corp.	2,360	64,900
Kimball Electronics, Inc.†	1,960	36,260
Knowles Corp.†	6,511	99,228
Methode Electronics, Inc.	2,644	108,007
Microvision, Inc.†	5,811	6,915
NVE Corp.	352	29,505
OSI Systems, Inc.†	1,305	86,234
Plexus Corp.†	2,480	148,180
Rogers Corp.†	1,332	219,487
Sanmina Corp.†	5,286	138,229
Sparton Corp.†	712	16,383
Stoneridge, Inc.†	1,988	48,388
Vishay Intertechnology, Inc.	9,786	214,803
Vishay Precision Group, Inc.†	750	20,550
ZAGG, Inc.†	2,008	33,534

		1,453,173

Electronic Components-Semiconductors — 1.1%
Alpha & Omega Semiconductor, Ltd.†	1,476	24,782
Ambarella, Inc.†	2,397	120,809
Amkor Technology, Inc.†	7,525	75,701
AXT, Inc.†	2,748	21,709
CEVA, Inc.†	1,614	71,016
Diodes, Inc.†	2,878	81,131
DSP Group, Inc.†	1,613	21,130
EMCORE Corp.†	1,989	13,426
GSI Technology, Inc.†	1,086	8,720
Impinj, Inc.†	1,345	30,088
Inphi Corp.†	3,103	92,687
Kopin Corp.†	4,546	15,093
Lattice Semiconductor Corp.†	9,067	59,026
MACOM Technology Solutions Holdings, Inc.†	2,995	93,144
Monolithic Power Systems, Inc.	2,949	351,285
Pixelworks, Inc.†	2,106	12,825
Rambus, Inc.†	8,009	101,154
Semtech Corp.†	4,790	171,482
Silicon Laboratories, Inc.†	3,099	298,124
SMART Global Holdings, Inc.†	458	16,612
Synaptics, Inc.†	2,545	110,300
Xperi Corp.	3,615	81,157

		1,871,401

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	2,073	99,918
CyberOptics Corp.†	508	7,747
ESCO Technologies, Inc.	1,882	115,084
FARO Technologies, Inc.†	1,224	65,974
Fitbit, Inc., Class A†	14,311	73,702

Security Description	Shares	Value (Note 2)
Electronic Measurement Instruments (continued)
Itron, Inc.†	2,524	$184,757
Mesa Laboratories, Inc.	240	33,962

		581,144

Electronic Parts Distribution — 0.3%
SYNNEX Corp.	2,143	263,010
Tech Data Corp.†	2,592	259,900

		522,910

Electronic Security Devices — 0.0%
Napco Security Technologies, Inc.†	879	8,043

Energy-Alternate Sources — 0.3%
Clean Energy Fuels Corp.†	10,080	15,826
FutureFuel Corp.	1,848	24,763
Green Plains, Inc.	2,906	50,855
Pacific Ethanol, Inc.†	3,185	13,377
Pattern Energy Group, Inc.	5,808	119,761
Plug Power, Inc.†	16,871	32,561
Renewable Energy Group, Inc.†	2,811	30,078
REX American Resources Corp.†	430	35,110
Sunrun, Inc.†	6,276	39,727
TerraForm Power, Inc., Class A	3,356	36,580
TPI Composites, Inc.†	789	15,843
Vivint Solar, Inc.†	1,996	6,886

		421,367

Engineering/R&D Services — 0.3%
Argan, Inc.	1,073	46,783
Exponent, Inc.	1,894	140,440
KBR, Inc.	10,389	211,312
Keane Group, Inc.†	2,945	48,681
Mistras Group, Inc.†	1,277	27,213
NV5 Global, Inc.†	596	29,055
VSE Corp.	637	31,563

		535,047

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	3,082	74,523

Enterprise Software/Service — 1.0%
Actua Corp.	2,198	34,289
Alteryx, Inc., Class A†	1,734	47,512
American Software, Inc., Class A	1,986	24,885
Apptio, Inc., Class A†	1,722	43,997
Benefitfocus, Inc.†	1,173	29,560
Blackline, Inc.†	1,159	38,514
Coupa Software, Inc.†	2,323	88,808
Donnelley Financial Solutions, Inc.†	2,474	53,067
Everbridge, Inc.†	1,267	40,899
Evolent Health, Inc., Class A†	4,413	62,223
Hortonworks, Inc.†	3,705	73,915
LivePerson, Inc.†	4,076	48,708
Majesco†	410	2,374
ManTech International Corp., Class A	1,903	99,089
MicroStrategy, Inc., Class A†	702	96,686
MobileIron, Inc.†	4,219	18,985
Model N, Inc.†	1,753	26,207
MuleSoft, Inc., Class A†	1,796	44,146
Omnicell, Inc.†	2,769	135,819
Paycom Software, Inc.†	3,641	333,661
PROS Holdings, Inc.†	1,969	57,180
SPS Commerce, Inc.†	1,246	65,540
Verint Systems, Inc.†	4,698	196,141

		1,662,205

367

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Entertainment Software — 0.0%
Glu Mobile, Inc.†	7,798	$29,165

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	4,129	205,211

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	2,462	192,799

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,746	81,438
NewStar Financial, Inc. CVR†(1)	2,250	1,215
On Deck Capital, Inc.†	3,642	16,389

		99,042

Finance-Consumer Loans — 0.3%
Elevate Credit, Inc.†	1,279	9,554
Encore Capital Group, Inc.†	1,773	73,491
Enova International, Inc.†	2,442	43,712
LendingClub Corp.†	24,128	88,308
Nelnet, Inc., Class A	1,408	73,371
Ocwen Financial Corp.†	7,813	26,330
PRA Group, Inc.†	3,299	117,939
Regional Management Corp.†	753	21,355
World Acceptance Corp.†	435	51,352

		505,412

Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc.†	4,039	183,573

Finance-Investment Banker/Broker — 0.8%
Cowen, Inc.†	1,913	24,773
Diamond Hill Investment Group, Inc.	234	49,224
Evercore, Inc., Class A	2,843	285,864
GAIN Capital Holdings, Inc.	2,526	18,440
Greenhill & Co., Inc.	1,797	33,334
Houlihan Lokey, Inc.	1,977	94,303
INTL. FCStone, Inc.†	1,119	48,676
Investment Technology Group, Inc.	2,427	51,841
Ladenburg Thalmann Financial Services, Inc.	7,603	23,645
Moelis & Co., Class A	2,306	119,220
Oppenheimer Holdings, Inc., Class A	723	19,883
Piper Jaffray Cos.	1,063	98,115
PJT Partners, Inc., Class A	1,336	63,260
Stifel Financial Corp.	4,923	332,401
Virtu Financial, Inc., Class A	1,867	35,660

		1,298,639

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	3,514	83,001
Marlin Business Services Corp.	649	15,381

		98,382

Finance-Mortgage Loan/Banker — 0.2%
Arlington Asset Investment Corp., Class A	2,033	21,347
Ellie Mae, Inc.†	2,500	233,750
Federal Agricultural Mtg. Corp., Class C	651	52,243
Impac Mortgage Holdings, Inc.†	716	6,587
Nationstar Mtg. Holdings, Inc.†	2,160	38,318
PennyMac Financial Services, Inc., Class A†	1,174	26,063
PHH Corp.†	2,367	21,232

Security Description	Shares	Value (Note 2)
Finance-Mortgage Loan/Banker (continued)
TPG RE Finance Trust, Inc.	821	$15,451

		414,991

Finance-Other Services — 0.1%
R1 RCM, Inc.†	7,406	38,141
WageWorks, Inc.†	2,938	177,896

		216,037

Financial Guarantee Insurance — 0.5%
MBIA, Inc.†	6,565	48,187
MGIC Investment Corp.†	27,352	405,357
NMI Holdings, Inc., Class A†	4,209	77,235
Radian Group, Inc.	16,007	353,274

		884,053

Firearms & Ammunition — 0.1%
American Outdoor Brands Corp.†	3,969	47,350
Axon Enterprise, Inc.†	3,850	101,871
Sturm Ruger & Co., Inc.	1,250	66,188

		215,409

Food-Canned — 0.0%
Seneca Foods Corp., Class A†	514	16,217

Food-Confectionery — 0.1%
Hostess Brands, Inc.†	5,911	81,572
Tootsie Roll Industries, Inc.	1,250	44,750

		126,322

Food-Dairy Products — 0.0%
Dean Foods Co.	6,715	69,635
Lifeway Foods, Inc.†	347	2,755

		72,390

Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	4,854	160,182
Cal-Maine Foods, Inc.†	2,122	90,291
Darling Ingredients, Inc.†	12,125	224,797
J&J Snack Foods Corp.	1,113	154,084
John B. Sanfilippo & Son, Inc.	633	39,638
Lancaster Colony Corp.	1,389	178,348
Snyder’s-Lance, Inc.	6,356	317,673

		1,165,013

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	1,041	34,977
Smart & Final Stores, Inc.†	1,687	15,858
SUPERVALU, Inc.†	2,832	44,859
Village Super Market, Inc., Class A	589	13,830
Weis Markets, Inc.	707	28,110

		137,634

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	1,184	103,008
Chefs’ Warehouse, Inc.†	1,448	29,467
Fresh Del Monte Produce, Inc.	2,393	113,213
Performance Food Group Co.†	6,675	229,286
SpartanNash Co.	2,706	65,945
United Natural Foods, Inc.†	3,746	178,310

		719,229

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	5,140	69,441
Deckers Outdoor Corp.†	2,336	200,219
Iconix Brand Group, Inc.†	3,697	4,621

368

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Footwear & Related Apparel (continued)
Steven Madden, Ltd.†	4,366	$201,709
Weyco Group, Inc.	457	14,158
Wolverine World Wide, Inc.	6,970	228,825

		718,973

Forestry — 0.0%
Deltic Timber Corp.	809	76,467

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	1,094	29,133
Matthews International Corp., Class A	2,311	129,416

		158,549

Gambling (Non-Hotel) — 0.2%
Golden Entertainment, Inc.†	780	24,430
Pinnacle Entertainment, Inc.†	3,907	126,157
Red Rock Resorts, Inc., Class A	5,095	176,949

		327,536

Gas-Distribution — 1.0%
Chesapeake Utilities Corp.	1,168	85,848
New Jersey Resources Corp.	6,351	246,419
Northwest Natural Gas Co.	2,099	120,378
ONE Gas, Inc.	3,857	273,191
RGC Resources, Inc.	494	12,053
South Jersey Industries, Inc.	5,898	173,637
Southwest Gas Holdings, Inc.	3,508	258,119
Spire, Inc.	3,489	232,018
WGL Holdings, Inc.	3,785	318,773

		1,720,436

Gold Mining — 0.0%
Gold Resource Corp.	3,874	17,510
Klondex Mines, Ltd.†	13,159	28,950

		46,460

Golf — 0.1%
Acushnet Holdings Corp.	2,329	49,957
Callaway Golf Co.	6,907	102,017
Drive Shack, Inc.†	4,590	23,776

		175,750

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,063	23,120
US Ecology, Inc.	1,614	84,332

		107,452

Health Care Cost Containment — 0.1%
CorVel Corp.†	686	35,432
HealthEquity, Inc.†	3,680	186,281

		221,713

Heart Monitors — 0.0%
FONAR Corp.†	457	11,219

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	1,835	45,600
Flexsteel Industries, Inc.	562	24,211
Hooker Furniture Corp.	838	31,131
Sleep Number Corp.†	2,900	109,156

		210,098

Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	6,608	85,243
ILG, Inc.	7,857	246,789

Security Description	Shares	Value (Note 2)
Hotels/Motels (continued)
La Quinta Holdings, Inc.†	6,026	$120,098
Marcus Corp.	1,380	35,880
Red Lion Hotels Corp.†	1,224	12,791

		500,801

Housewares — 0.0%
Libbey, Inc.	1,619	11,446
Lifetime Brands, Inc.	732	12,774

		24,220

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	3,484	186,917
Barrett Business Services, Inc.	522	36,378
BG Staffing, Inc.	511	8,115
Cross Country Healthcare, Inc.†	2,615	36,636
Heidrick & Struggles International, Inc.	1,355	35,772
Insperity, Inc.	2,678	164,027
Kelly Services, Inc., Class A	2,254	63,811
Kforce, Inc.	1,732	44,945
Korn/Ferry International	3,885	173,116
On Assignment, Inc.†	3,694	282,850
Paylocity Holding Corp.†	1,957	102,331
Resources Connection, Inc.	2,149	35,136
TriNet Group, Inc.†	3,055	134,023
TrueBlue, Inc.†	3,015	82,460
Willdan Group, Inc.†	567	12,848

		1,399,365

Identification Systems — 0.1%
Brady Corp., Class A	3,431	131,236

Import/Export — 0.0%
Castle Brands, Inc.†	6,543	7,263

Independent Power Producers — 0.3%
Dynegy, Inc.†	8,162	102,188
NRG Yield, Inc., Class A	2,575	48,487
NRG Yield, Inc., Class C	4,819	91,079
Ormat Technologies, Inc.	2,980	208,839

		450,593

Industrial Audio & Video Products — 0.0%
Akoustis Technologies, Inc.†	885	5,151
GoPro, Inc., Class A†	8,057	44,072
Iteris, Inc.†	1,758	11,884

		61,107

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	452	20,408
Ichor Holdings, Ltd.†	1,360	43,411

		63,819

Instruments-Controls — 0.3%
Allied Motion Technologies, Inc.	489	17,042
Control4 Corp.†	1,871	50,723
Watts Water Technologies, Inc., Class A	2,056	163,966
Woodward, Inc.	3,935	305,041

		536,772

Instruments-Scientific — 0.0%
Fluidigm Corp.†	2,863	17,550

Insurance Brokers — 0.0%
Crawford & Co., Class B	883	8,327
eHealth, Inc.†	1,149	20,130

		28,457

369

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health — 0.6%
American Equity Investment Life Holding Co.	6,393	$210,969
CNO Financial Group, Inc.	12,474	306,736
FBL Financial Group, Inc., Class A	731	50,878
Health Insurance Innovations, Inc., Class A†	872	22,629
Independence Holding Co.	444	13,009
National Western Life Group, Inc., Class A	167	54,091
Primerica, Inc.	3,273	330,573
Trupanion, Inc.†	1,658	57,897

		1,046,782

Insurance-Multi-line — 0.3%
Citizens, Inc.†	3,441	27,287
Genworth Financial, Inc., Class A†	37,136	113,636
Horace Mann Educators Corp.	3,020	124,726
Kemper Corp.	2,928	189,881
United Fire Group, Inc.	1,584	68,730

		524,260

Insurance-Property/Casualty — 1.1%
Ambac Financial Group, Inc.†	3,354	54,335
AMERISAFE, Inc.	1,411	85,718
AmTrust Financial Services, Inc.	6,298	84,519
Atlas Financial Holdings, Inc.†	778	15,599
Baldwin & Lyons, Inc., Class B	689	15,847
Donegal Group, Inc., Class A	651	11,425
EMC Insurance Group, Inc.	647	18,278
Employers Holdings, Inc.	2,348	99,555
Enstar Group, Ltd.†	830	172,308
Federated National Holding Co.	875	12,976
Global Indemnity, Ltd.†	611	25,876
Hallmark Financial Services, Inc.†	984	9,968
HCI Group, Inc.	581	20,306
Heritage Insurance Holdings, Inc.	1,598	27,214
Infinity Property & Casualty Corp.	787	79,684
Investors Title Co.	108	21,006
James River Group Holdings, Ltd.	1,885	71,630
Kingstone Cos., Inc.	670	14,036
Kinsale Capital Group, Inc.	1,068	50,965
National General Holdings Corp.	3,626	72,592
Navigators Group, Inc.	1,521	73,921
NI Holdings, Inc.†	745	12,382
RLI Corp.	2,847	182,948
Safety Insurance Group, Inc.	1,079	83,784
Selective Insurance Group, Inc.	4,251	247,621
State Auto Financial Corp.	1,174	34,950
Stewart Information Services Corp.	1,557	69,302
Third Point Reinsurance, Ltd.†	6,790	96,757
Tiptree, Inc.	1,846	11,353
United Insurance Holdings Corp.	1,521	29,386
Universal Insurance Holdings, Inc.	2,299	67,591

		1,873,832

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	2,142	131,305
Blue Capital Reinsurance Holdings, Ltd.	435	5,285
Essent Group, Ltd.†	6,010	279,585
Greenlight Capital Re, Ltd., Class A†	2,227	45,097
Maiden Holdings, Ltd.	5,177	36,498

Security Description	Shares	Value (Note 2)
Insurance-Reinsurance (continued)
WMIH Corp.†	14,292	$13,477

		511,247

Internet Application Software — 0.2%
Okta, Inc.†	1,437	42,320
RealNetworks, Inc.†	1,794	5,561
Tucows, Inc., Class A†	672	36,423
VirnetX Holding Corp.†	3,751	12,941
Zendesk, Inc.†	7,362	283,584

		380,829

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	2,809	68,118
Cogent Communications Holdings, Inc.	3,073	138,592
Internap Corp.†	1,497	25,045

		231,755

Internet Content-Entertainment — 0.1%
Limelight Networks, Inc.†	5,557	24,340
Shutterstock, Inc.†	1,370	60,636

		84,976

Internet Content-Information/News — 0.2%
DHI Group, Inc.†	3,581	6,446
HealthStream, Inc.†	1,904	44,782
Reis, Inc.	669	13,882
XO Group, Inc.†	1,817	34,704
Yelp, Inc.†	5,901	258,582

		358,396

Internet Gambling — 0.0%
Inspired Entertainment, Inc.†	293	1,934

Internet Security — 0.3%
Corindus Vascular Robotics, Inc.†	7,526	8,655
Imperva, Inc.†	2,514	109,988
Proofpoint, Inc.†	3,223	328,811
Rapid7, Inc.†	1,578	37,840
VASCO Data Security International, Inc.†	2,236	32,198
Zix Corp.†	3,953	16,721

		534,213

Internet Telephone — 0.2%
8x8, Inc.†	6,521	115,422
RingCentral, Inc., Class A†	4,804	260,857

		376,279

Investment Companies — 0.0%
Cannae Holdings, Inc.†	4,565	79,477

Investment Management/Advisor Services — 0.5%
Altisource Portfolio Solutions SA†	806	22,568
Artisan Partners Asset Management, Inc., Class A	3,341	130,800
Associated Capital Group, Inc., Class A	332	11,504
Cohen & Steers, Inc.	1,576	64,253
Financial Engines, Inc.	4,324	123,018
GAMCO Investors, Inc., Class A	331	9,758
Hamilton Lane, Inc., Class A	1,041	38,808
Medley Management, Inc., Class A	388	2,483
OM Asset Management PLC	5,566	99,576
Pzena Investment Management, Inc., Class A	1,248	15,612
Silvercrest Asset Management Group, Inc., Class A	527	7,905

370

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Virtus Investment Partners, Inc.	508	$65,024
Waddell & Reed Financial, Inc., Class A	6,002	138,046
Westwood Holdings Group, Inc.	599	39,217
WisdomTree Investments, Inc.	8,518	98,724

		867,296

Lasers-System/Components — 0.2%
Applied Optoelectronics, Inc.†	1,383	44,795
Electro Scientific Industries, Inc.†	2,363	55,341
II-VI, Inc.†	4,481	191,115

		291,251

Leisure Products — 0.0%
Escalade, Inc.	784	10,075
Johnson Outdoors, Inc., Class A	357	21,516
Marine Products Corp.	578	8,439

		40,030

Lighting Products & Systems — 0.0%
Revolution Lighting Technologies, Inc.†	910	3,231

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,129	186,624

Machine Tools & Related Products — 0.2%
Hardinge, Inc.	854	16,106
Kennametal, Inc.	5,931	289,314
Milacron Holdings Corp.†	4,016	76,184

		381,604

Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,573	98,155
Hyster-Yale Materials Handling, Inc.	763	64,619

		162,774

Machinery-Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†	3,260	21,190
Franklin Electric Co., Inc.	3,421	154,971

		176,161

Machinery-Farming — 0.1%
Alamo Group, Inc.	700	80,521
Lindsay Corp.	774	69,049

		149,570

Machinery-General Industrial — 0.5%
Albany International Corp., Class A	2,120	134,514
Altra Industrial Motion Corp.	2,117	110,931
Applied Industrial Technologies, Inc.	2,829	208,639
Chart Industries, Inc.†	2,264	112,227
DXP Enterprises, Inc.†	1,164	39,821
Gencor Industries, Inc.†	599	10,063
Intevac, Inc.†	1,459	9,921
Kadant, Inc.	801	80,300
Manitowoc Co, Inc.†	2,354	94,348
Tennant Co.	1,302	87,755
Twin Disc, Inc.†	630	18,572

		907,091

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	1,627	66,626

Machinery-Pumps — 0.1%
Gorman-Rupp Co.	1,303	36,836
NN, Inc.	2,000	57,600

Security Description	Shares	Value (Note 2)
Machinery-Pumps (continued)
SPX FLOW, Inc.†	3,060	$141,892

		236,328

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	4,194	19,712
SEACOR Marine Holdings, Inc.†	1,199	17,937

		37,649

Medical Imaging Systems — 0.1%
Analogic Corp.	927	76,848
Lantheus Holdings, Inc.†	2,252	51,796

		128,644

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	13,416	200,033
Computer Programs & Systems, Inc.	839	25,128
Cotiviti Holdings, Inc.†	2,711	94,885
Inovalon Holdings, Inc., Class A†	4,733	61,529
Medidata Solutions, Inc.†	4,164	283,610
NantHealth, Inc.†	1,173	4,035
Quality Systems, Inc.†	3,916	50,908
Tabula Rasa HealthCare, Inc.†	713	25,547

		745,675

Medical Instruments — 0.9%
Abaxis, Inc.	1,620	116,073
AngioDynamics, Inc.†	2,697	46,955
AtriCure, Inc.†	2,371	38,671
Cardiovascular Systems, Inc.†	2,468	60,984
CONMED Corp.	2,027	117,120
CryoLife, Inc.†	2,372	44,712
Endologix, Inc.†	6,072	25,138
Entellus Medical, Inc.†	895	21,525
Halyard Health, Inc.†	3,453	168,541
Integra LifeSciences Holdings Corp.†	4,698	247,397
iRhythm Technologies, Inc.†	1,053	62,790
LivaNova PLC†	3,585	306,697
Natus Medical, Inc.†	2,254	69,987
NuVasive, Inc.†	3,749	183,213
Obalon Therapeutics, Inc.†	660	2,706

		1,512,509

Medical Labs & Testing Services — 0.2%
Invitae Corp.†	3,147	21,683
Medpace Holdings, Inc.†	502	18,438
Natera, Inc.†	2,357	24,536
Syneos Health, Inc.†	4,033	154,666
Teladoc, Inc.†	3,973	148,590

		367,913

Medical Laser Systems — 0.0%
Cutera, Inc.†	976	48,410

Medical Products — 1.5%
Accuray, Inc.†	6,012	33,968
Atrion Corp.	103	59,266
AxoGen, Inc.†	2,017	56,073
Cantel Medical Corp.	2,685	297,847
Cerus Corp.†	8,361	37,039
ConforMIS, Inc.†	3,056	4,248
Exactech, Inc.†	789	39,529
Glaukos Corp.†	2,115	63,471
Globus Medical, Inc., Class A†	5,210	239,868
Haemonetics Corp.†	3,930	254,074
Integer Holdings Corp.†	2,290	114,844

371

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products (continued)
Intersect ENT, Inc.†	1,963	$73,318
Invacare Corp.	2,404	44,234
K2M Group Holdings, Inc.†	3,043	64,116
LeMaitre Vascular, Inc.	1,108	38,558
Luminex Corp.	3,012	60,812
MiMedx Group, Inc.†	7,654	128,205
NanoString Technologies, Inc.†	1,521	11,438
Nevro Corp.†	2,046	164,212
Novocure, Ltd.†	4,264	95,727
NxStage Medical, Inc.†	4,795	120,019
Orthofix International NV†	1,271	73,006
OrthoPediatrics Corp.†	343	5,831
Penumbra, Inc.†	2,164	215,534
Pulse Biosciences, Inc.†	673	13,648
Restoration Robotics, Inc.†	267	1,359
Rockwell Medical, Inc.†	3,538	19,724
Sientra, Inc.†	1,070	13,493
Surmodics, Inc.†	953	27,923
Tactile Systems Technology, Inc.†	958	30,206
Viveve Medical, Inc.†	1,106	4,756
Wright Medical Group NV†	7,722	175,676

		2,582,022

Medical-Biomedical/Gene — 4.6%
Abeona Therapeutics, Inc.†	2,077	31,674
Acceleron Pharma, Inc.†	2,772	115,066
Achillion Pharmaceuticals, Inc.†	8,640	22,896
Acorda Therapeutics, Inc.†	3,199	83,014
Aduro Biotech, Inc.†	3,324	20,941
Advaxis, Inc.†	2,747	8,131
Agenus, Inc.†	5,517	19,916
Aileron Therapeutics, Inc.†	280	2,584
Alder Biopharmaceuticals, Inc.†	4,681	66,236
Allena Pharmaceuticals, Inc.†	398	3,319
AMAG Pharmaceuticals, Inc.†	2,590	37,167
AnaptysBio, Inc.†	1,318	138,904
Anavex Life Sciences Corp.†	2,755	7,797
ANI Pharmaceuticals, Inc.†	592	39,759
Aratana Therapeutics, Inc.†	3,056	14,149
Ardelyx, Inc.†	2,466	17,879
Arena Pharmaceuticals, Inc.†	2,903	108,630
Assembly Biosciences, Inc.†	1,190	56,144
Asterias Biotherapeutics, Inc.†	2,184	4,586
Atara Biotherapeutics, Inc.†	1,975	74,655
Athersys, Inc.†	7,540	13,195
Audentes Therapeutics, Inc.†	1,213	42,576
Avexis, Inc.†	1,815	224,570
Axovant Sciences, Ltd.†	2,394	4,860
Bellicum Pharmaceuticals, Inc.†	2,006	12,196
BioCryst Pharmaceuticals, Inc.†	7,234	32,553
Biohaven Pharmaceutical Holding Co., Ltd.†	775	26,784
BioTime, Inc.†	6,395	18,609
Bluebird Bio, Inc.†	3,614	740,509
Blueprint Medicines Corp.†	3,140	246,961
Cambrex Corp.†	2,399	135,184
Cascadian Therapeutics, Inc.†	2,599	26,146
Celcuity, Inc.†	206	3,475
Celldex Therapeutics, Inc.†	9,713	26,808
ChemoCentryx, Inc.†	1,824	17,054
Clearside Biomedical, Inc.†	1,527	9,926
Corium International, Inc.†	1,797	22,912

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Corvus Pharmaceuticals, Inc.†	622	$5,237
Curis, Inc.†	9,764	6,025
Cytokinetics, Inc.†	3,067	28,216
CytomX Therapeutics, Inc.†	2,145	57,379
Deciphera Pharmaceuticals, Inc.†	609	15,834
Dermira, Inc.†	2,814	80,255
Dynavax Technologies Corp.†	4,494	72,353
Edge Therapeutics, Inc.†	1,467	18,690
Editas Medicine, Inc.†	2,543	92,845
Emergent BioSolutions, Inc.†	2,474	120,706
Enzo Biochem, Inc.†	3,041	22,382
Epizyme, Inc.†	3,617	58,415
Esperion Therapeutics, Inc.†	1,253	90,855
Exact Sciences Corp.†	8,685	431,731
Fate Therapeutics, Inc.†	2,815	25,729
FibroGen, Inc.†	5,146	301,298
Five Prime Therapeutics, Inc.†	2,007	40,140
Fortress Biotech, Inc.†	2,433	9,635
Foundation Medicine, Inc.†	1,069	74,189
Genocea Biosciences, Inc.†	2,114	1,924
Geron Corp.†	10,977	26,894
Halozyme Therapeutics, Inc.†	8,811	164,589
Idera Pharmaceuticals, Inc.†	10,415	19,059
ImmunoGen, Inc.†	7,374	67,693
Immunomedics, Inc.†	7,547	125,809
Innoviva, Inc.†	5,537	80,785
Inovio Pharmaceuticals, Inc.†	6,015	27,428
Insmed, Inc.†	5,649	143,711
Intellia Therapeutics, Inc.†	1,231	31,637
Iovance Biotherapeutics, Inc.†	4,545	70,675
Karyopharm Therapeutics, Inc.†	2,495	29,491
Kura Oncology, Inc.†	1,488	29,165
Lexicon Pharmaceuticals, Inc.†	3,182	34,938
Ligand Pharmaceuticals, Inc.†	1,513	238,479
Loxo Oncology, Inc.†	1,688	171,281
MacroGenics, Inc.†	2,503	56,493
Matinas BioPharma Holdings, Inc.†	4,826	4,730
Medicines Co.†	5,096	168,830
Merrimack Pharmaceuticals, Inc.	947	9,944
Myriad Genetics, Inc.†	4,821	177,799
NantKwest, Inc.†	2,181	9,640
NeoGenomics, Inc.†	4,181	32,277
NewLink Genetics Corp.†	2,144	17,688
Novavax, Inc.†	23,067	46,595
Novelion Therapeutics, Inc.†	1,117	5,820
Nymox Pharmaceutical Corp.†	2,332	7,836
Omeros Corp.†	3,359	54,382
Oncocyte Corp.†	284	1,164
Organovo Holdings, Inc.†	7,399	10,359
Otonomy, Inc.†	2,082	12,076
Ovid therapeutics, Inc.†	373	3,171
Pacific Biosciences of California, Inc.†	7,651	21,729
Paratek Pharmaceuticals, Inc.†	1,758	26,810
PDL BioPharma, Inc.†	11,257	31,069
Pieris Pharmaceuticals, Inc.†	2,638	19,864
Prothena Corp. PLC†	2,835	118,503
PTC Therapeutics, Inc.†	2,960	77,818
Puma Biotechnology, Inc.†	2,121	141,789
REGENXBIO, Inc.†	2,032	54,458
Retrophin, Inc.†	2,823	67,498
Rigel Pharmaceuticals, Inc.†	10,921	43,684
RTI Surgical, Inc.†	4,035	18,158
Sage Therapeutics, Inc.†	2,793	530,111

372

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Sangamo Therapeutics, Inc.†	6,191	$129,082
Selecta Biosciences, Inc.†	1,028	9,396
Seres Therapeutics, Inc.†	1,510	15,251
Sienna Biopharmaceuticals, Inc.†	372	6,547
Spark Therapeutics, Inc.†	2,041	114,398
Spectrum Pharmaceuticals, Inc.†	6,415	138,179
Stemline Therapeutics, Inc.†	1,667	26,589
Strongbridge Biopharma PLC†	1,824	12,312
Syndax Pharmaceuticals, Inc.†	869	9,472
Theravance Biopharma, Inc.†	3,084	81,541
Tocagen, Inc.†	1,315	17,108
Ultragenyx Pharmaceutical, Inc.†	2,922	155,889
VBI Vaccines, Inc.†	2,551	10,204
Veracyte, Inc.†	1,749	11,176
Versartis, Inc.†	2,436	4,872
WaVe Life Sciences, Ltd.†	877	35,080
XBiotech, Inc.†	1,426	7,016
ZIOPHARM Oncology, Inc.†	9,701	38,222

		7,885,866

Medical-Drugs — 2.2%
Achaogen, Inc.†	2,522	27,666
Aclaris Therapeutics, Inc.†	1,716	37,958
Adamas Pharmaceuticals, Inc.†	1,102	41,700
Aerie Pharmaceuticals, Inc.†	2,447	134,218
Aimmune Therapeutics, Inc.†	2,598	91,476
Akcea Therapeutics, Inc.†	1,107	23,967
Amicus Therapeutics, Inc.†	12,329	199,976
Apellis Pharmaceuticals, Inc.†	799	13,263
Array BioPharma, Inc.†	14,699	217,839
Athenex, Inc.†	523	7,573
BioSpecifics Technologies Corp.†	417	17,856
Catalyst Pharmaceuticals, Inc.†	5,282	17,906
Chimerix, Inc.†	3,441	16,482
Clovis Oncology, Inc.†	3,244	196,262
Coherus Biosciences, Inc.†	2,832	28,603
Collegium Pharmaceutical, Inc.†	1,850	44,104
Conatus Pharmaceuticals, Inc.†	1,941	10,792
Corbus Pharmaceuticals Holdings, Inc.†	3,579	26,843
Corcept Therapeutics, Inc.†	6,730	154,891
Durect Corp.†	10,592	12,604
Eagle Pharmaceuticals, Inc.†	594	35,503
Enanta Pharmaceuticals, Inc.†	1,146	97,353
Global Blood Therapeutics, Inc.†	2,726	157,835
Horizon Pharma PLC†	12,056	175,415
Ignyta, Inc.†	4,348	116,961
Immune Design Corp.†	2,366	8,044
Insys Therapeutics, Inc.†	1,774	16,782
Intra-Cellular Therapies, Inc.†	3,134	53,341
Ironwood Pharmaceuticals, Inc.†	9,944	147,271
Jounce Therapeutics, Inc.†	1,069	25,848
Kala Pharmaceuticals, Inc.†	536	8,158
Keryx Biopharmaceuticals, Inc.†	6,612	30,614
Lannett Co., Inc.†	2,103	42,796
Madrigal Pharmaceuticals, Inc.†	307	45,565
MediciNova, Inc.†	2,525	22,321
Melinta Therapeutics, Inc.†	707	9,863
Minerva Neurosciences, Inc.†	1,957	12,525
Miragen Therapeutics, Inc.†	972	7,290
MyoKardia, Inc.†	1,449	74,768
Neos Therapeutics, Inc.†	1,827	19,366
Ocular Therapeutix, Inc.†	1,664	9,102

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Pacira Pharmaceuticals, Inc.†	2,901	$105,596
PRA Health Sciences, Inc.†	3,661	333,371
Prestige Brands Holdings, Inc.†	3,937	164,685
Progenics Pharmaceuticals, Inc.†	5,223	30,555
Protagonist Therapeutics, Inc.†	841	19,225
Ra Pharmaceuticals, Inc.†	868	6,388
Radius Health, Inc.†	2,824	106,352
Reata Pharmaceuticals, Inc., Class A†	835	23,798
Rhythm Pharmaceuticals, Inc.†	608	19,195
Spero Therapeutics, Inc.†	445	5,385
Sucampo Pharmaceuticals, Inc., Class A†	1,784	32,023
Supernus Pharmaceuticals, Inc.†	3,566	139,252
Synergy Pharmaceuticals, Inc.†	18,360	40,025
Syros Pharmaceuticals, Inc.†	924	8,852
Tetraphase Pharmaceuticals, Inc.†	3,759	21,953
TG Therapeutics, Inc.†	3,791	43,597
TherapeuticsMD, Inc.†	12,231	71,918
Trevena, Inc.†	4,142	6,751
Vanda Pharmaceuticals, Inc.†	3,252	51,544
Voyager Therapeutics, Inc.†	1,259	25,986
vTv Therapeutics, Inc., Class A†	524	4,066
Zogenix, Inc.†	2,527	91,856
Zynerba Pharmaceuticals, Inc.†	861	10,409

		3,801,482

Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	2,679	49,936
Dova Pharmaceuticals, Inc.†	379	12,075
Impax Laboratories, Inc.†	5,420	105,419
Momenta Pharmaceuticals, Inc.†	5,582	94,894
Teligent, Inc.†	3,036	9,260

		271,584

Medical-HMO — 0.4%
Magellan Health, Inc.†	1,780	177,288
Molina Healthcare, Inc.†	3,251	297,011
Tivity Health, Inc.†	2,698	104,548
Triple-S Management Corp., Class B†	1,687	38,767

		617,614

Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	7,026	39,697
Optinose, Inc.†	401	7,599
Select Medical Holdings Corp.†	7,931	140,379
Surgery Partners, Inc.†	1,393	21,661
Tenet Healthcare Corp.†	6,004	113,355

		322,691

Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	3,556	81,895
Genesis Healthcare, Inc.†	3,352	3,285
Kindred Healthcare, Inc.	6,291	57,877
National HealthCare Corp.	829	51,705

		194,762

Medical-Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	552	19,789
Almost Family, Inc.†	943	53,798
Amedisys, Inc.†	2,104	112,816
Chemed Corp.	1,162	302,782
Civitas Solutions, Inc.†	1,187	20,832
LHC Group, Inc.†	1,162	72,974
Providence Service Corp.†	835	53,716

		636,707

373

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	4,489	$94,538

Metal Processors & Fabrication — 0.5%
Ampco-Pittsburgh Corp.	642	8,731
CIRCOR International, Inc.	1,220	64,684
Global Brass & Copper Holdings, Inc.	1,602	51,504
Haynes International, Inc.	916	32,793
LB Foster Co., Class A†	615	16,697
Mueller Industries, Inc.	4,207	139,210
Park-Ohio Holdings Corp.	651	27,114
RBC Bearings, Inc.†	1,727	217,602
Rexnord Corp.†	7,690	216,166
Sun Hydraulics Corp.	1,745	108,330

		882,831

Metal Products-Distribution — 0.1%
Lawson Products, Inc.†	475	11,281
Olympic Steel, Inc.	678	15,804
Worthington Industries, Inc.	3,288	153,747

		180,832

Metal Products-Fasteners — 0.1%
Eastern Co.	412	11,021
TriMas Corp.†	3,362	89,429

		100,450

Metal-Aluminum — 0.1%
Century Aluminum Co.†	3,682	81,924
Kaiser Aluminum Corp.	1,224	134,934

		216,858

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.†	22,011	150,775

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.	536	21,022
FreightCar America, Inc.	896	13,960
Hillenbrand, Inc.	4,677	207,191
John Bean Technologies Corp.	2,320	263,900

		506,073

Motion Pictures & Services — 0.1%
Eros International PLC†	1,856	21,158
IMAX Corp.†	4,140	82,179

		103,337

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	2,732	27,730

Multimedia — 0.1%
E.W. Scripps Co., Class A†	4,271	68,379
Entravision Communications Corp., Class A	4,891	33,992
Liberty Media Corp. - Liberty Braves, Series A†	735	17,346
Liberty Media Corp. - Liberty Braves, Series C†	2,533	59,551

		179,268

Networking Products — 0.2%
A10 Networks, Inc.†	3,695	22,650
Calix, Inc.†	3,171	20,295
Extreme Networks, Inc.†	8,276	124,388
Infinera Corp.†	10,894	70,484
NeoPhotonics Corp.†	2,434	13,655

Security Description	Shares	Value (Note 2)
Networking Products (continued)
NETGEAR, Inc.†	2,310	$161,007

		412,479

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	670	19,685

Non-Ferrous Metals — 0.1%
Materion Corp.	1,471	73,109
Uranium Energy Corp.†	10,078	15,822

		88,931

Non-Hazardous Waste Disposal — 0.2%
Advanced Disposal Services, Inc.†	3,229	78,691
Casella Waste Systems, Inc., Class A†	2,889	73,900
Covanta Holding Corp.	8,657	141,542

		294,133

Office Automation & Equipment — 0.0%
Eastman Kodak Co.†	1,219	9,691

Office Furnishings-Original — 0.4%
CompX International, Inc.	122	1,678
Herman Miller, Inc.	4,407	178,483
HNI Corp.	3,201	124,487
Interface, Inc.	4,410	110,030
Kimball International, Inc., Class B	2,693	50,009
Knoll, Inc.	3,571	81,919
Steelcase, Inc., Class A	6,228	96,845

		643,451

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	7,769	92,063

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.†	4,777	84,457
Ensco PLC, Class A	31,578	186,310
Noble Corp. PLC†	18,036	84,589
Parker Drilling Co.†	9,918	11,307
Rowan Cos. PLC, Class A†	8,616	126,827

		493,490

Oil Companies-Exploration & Production — 1.3%
Abraxas Petroleum Corp.†	11,327	27,072
Approach Resources, Inc.†	3,177	10,611
Bill Barrett Corp.†	5,574	28,595
Bonanza Creek Energy, Inc.†	1,501	42,043
California Resources Corp.†	3,148	66,517
Callon Petroleum Co.†	14,889	168,990
Carrizo Oil & Gas, Inc.†	5,714	114,909
Contango Oil & Gas Co.†	1,743	7,146
Denbury Resources, Inc.†	29,363	71,352
Earthstone Energy, Inc., Class A†	1,720	17,166
Eclipse Resources Corp.†	6,453	13,809
Energy XXI Gulf Coast, Inc.†	2,184	14,655
EP Energy Corp., Class A†	2,842	5,428
Evolution Petroleum Corp.	1,870	14,305
Gastar Exploration, Inc.†	13,319	13,299
Halcon Resources Corp.†	9,548	76,289
Isramco, Inc.†	54	5,818
Jagged Peak Energy, Inc.†	4,234	54,407
Jones Energy, Inc., Class A†	3,741	4,377
Lilis Energy, Inc.†	3,159	13,584
Matador Resources Co.†	7,179	232,671
Midstates Petroleum Co., Inc.†	827	13,571
Oasis Petroleum, Inc.†	19,724	170,810
Panhandle Oil and Gas, Inc., Class A	1,160	23,606

374

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
PDC Energy, Inc.†	4,883	$253,184
Penn Virginia Corp.†	1,054	44,521
Resolute Energy Corp.†	1,603	54,374
Ring Energy, Inc.†	3,690	50,922
Rosehill Resources, Inc.†	186	1,456
Sanchez Energy Corp.†	5,354	26,502
SandRidge Energy, Inc.†	2,579	46,138
SilverBow Resources, Inc.†	515	15,810
SRC Energy, Inc.†	17,423	173,359
Stone Energy Corp.†	1,441	52,078
Ultra Petroleum Corp.†	14,411	100,589
Unit Corp.†	3,824	92,656
W&T Offshore, Inc.†	6,925	33,517
WildHorse Resource Development Corp.†	3,593	63,991

		2,220,127

Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†	2,798	144,517
Exterran Corp.†	2,371	68,474
Flotek Industries, Inc.†	4,086	22,473
Forum Energy Technologies, Inc.†	5,953	100,606
Gulf Island Fabrication, Inc.	1,009	13,016
Natural Gas Services Group, Inc.†	916	25,236
Thermon Group Holdings, Inc.†	2,380	55,168

		429,490

Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	160	7,120
CVR Energy, Inc.	1,166	41,731
Delek US Holdings, Inc.	5,753	200,722
Par Pacific Holdings, Inc.†	2,347	42,786
Trecora Resources†	1,451	19,298

		311,657

Oil-Field Services — 0.8%
Archrock, Inc.	5,161	47,997
Basic Energy Services, Inc.†	1,286	25,064
Bristow Group, Inc.	2,390	36,830
C&J Energy Services, Inc.†	3,427	104,935
CARBO Ceramics, Inc.†	1,695	13,492
Era Group, Inc.†	1,454	14,729
Frank’s International NV	3,680	25,466
Helix Energy Solutions Group, Inc.†	10,387	78,214
Independence Contract Drilling, Inc.†	2,530	11,638
Key Energy Services, Inc.†	762	11,285
Mammoth Energy Services, Inc.†	594	13,638
Matrix Service Co.†	1,939	34,708
McDermott International, Inc.†	20,917	183,651
MRC Global, Inc.†	6,601	118,686
NCS Multistage Holdings, Inc.†	783	12,794
Newpark Resources, Inc.†	6,217	56,575
NOW, Inc.†	7,903	93,176
Oil States International, Inc.†	3,753	120,096
PHI, Inc.†	862	9,905
Pioneer Energy Services Corp.†	5,624	18,278
ProPetro Holding Corp.†	4,212	78,680
Ranger Energy Services, Inc.†	437	4,720
SEACOR Holdings, Inc.†	1,214	56,548
Select Energy Services, Inc., Class A†	1,977	35,428
Solaris Oilfield Infrastructure, Inc., Class A†	1,291	24,361

Security Description	Shares	Value (Note 2)
Oil-Field Services (continued)
Superior Energy Services, Inc.†	11,246	$117,521
TETRA Technologies, Inc.†	8,455	32,467

		1,380,882

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	761	23,515

Optical Supplies — 0.0%
STAAR Surgical Co.†	3,020	47,414

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,196	56,272
Neenah Paper, Inc.	1,229	111,225
Orchids Paper Products Co.	673	10,135
P.H. Glatfelter Co.	3,208	74,939
Schweitzer-Mauduit International, Inc.	2,249	101,835
Verso Corp., Class A†	2,538	40,760

		395,166

Patient Monitoring Equipment — 0.4%
Insulet Corp.†	4,293	328,543
Masimo Corp.†	3,312	312,123

		640,666

Pharmacy Services — 0.1%
BioScrip, Inc.†	8,576	23,927
Diplomat Pharmacy, Inc.†	3,586	96,786

		120,713

Physical Therapy/Rehabilitation Centers — 0.3%
AAC Holdings, Inc.†	846	7,572
Encompass Health Corp.	7,274	384,940
U.S. Physical Therapy, Inc.	894	67,899

		460,411

Pipelines — 0.1%
SemGroup Corp., Class A	4,905	140,528
Tellurian, Inc.†	4,262	48,374

		188,902

Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.	1,460	11,767
CECO Environmental Corp.	2,205	9,989
Hudson Technologies, Inc.†	2,708	17,006

		38,762

Poultry — 0.1%
Sanderson Farms, Inc.	1,488	188,827

Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	2,934	208,696
Energous Corp.†	1,390	25,826
Generac Holdings, Inc.†	4,496	219,989
Powell Industries, Inc.	651	21,216
SPX Corp.†	3,145	98,281
SunPower Corp.†	4,413	34,995
Vicor Corp.†	1,237	22,637

		631,640

Precious Metals — 0.1%
Coeur Mining, Inc.†	13,686	110,036
Hecla Mining Co.	29,111	111,786

		221,822

Printing-Commercial — 0.4%
ARC Document Solutions, Inc.†	2,952	7,144
Cimpress NV†	1,845	235,071

375

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Printing-Commercial (continued)
Deluxe Corp.	3,581	$265,961
Ennis, Inc.	1,848	36,775
LSC Communications, Inc.	2,535	34,679
Quad/Graphics, Inc.	2,317	51,252
RR Donnelley & Sons Co.	5,181	42,329

		673,211

Private Equity — 0.1%
Granite Point Mtg. Trust, Inc.	3,184	54,892
Kennedy-Wilson Holdings, Inc.	8,940	158,685

		213,577

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	7,638	64,159
Scholastic Corp.	2,091	80,336

		144,495

Publishing-Newspapers — 0.2%
Daily Journal Corp.†	82	18,753
Gannett Co., Inc.	8,303	97,975
New York Times Co., Class A	9,274	215,621
tronc, Inc.†	1,479	30,172

		362,521

Publishing-Periodicals — 0.1%
Meredith Corp.	2,923	193,327
Value Line, Inc.	81	1,558

		194,885

Quarrying — 0.1%
Compass Minerals International, Inc.	2,504	182,542

Racetracks — 0.3%
Churchill Downs, Inc.	995	257,705
Empire Resorts, Inc.†	251	7,292
International Speedway Corp., Class A	1,786	82,870
Penn National Gaming, Inc.†	6,259	199,725
Speedway Motorsports, Inc.	859	17,824

		565,416

Radio — 0.1%
Beasley Broadcast Group, Inc., Class A	360	4,518
Entercom Communications Corp., Class A	9,365	103,483
Saga Communications, Inc., Class A	279	11,049
Salem Media Group, Inc.	857	3,985
Townsquare Media, Inc., Class A†	650	4,875

		127,910

Real Estate Investment Trusts — 6.1%
Acadia Realty Trust	6,126	150,455
AG Mtg. Investment Trust, Inc.	2,070	36,101
Agree Realty Corp.	2,091	100,661
Alexander & Baldwin, Inc.	5,457	144,720
Alexander’s, Inc.	157	57,048
Altisource Residential Corp.	3,665	40,352
American Assets Trust, Inc.	2,983	105,181
Anworth Mtg. Asset Corp.	7,182	34,905
Apollo Commercial Real Estate Finance, Inc.	7,942	144,306
Ares Commercial Real Estate Corp.	1,978	25,061
Armada Hoffler Properties, Inc.	3,302	47,516
ARMOUR Residential REIT, Inc.	3,075	71,986
Ashford Hospitality Prime, Inc.	1,958	17,661

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Ashford Hospitality Trust, Inc.	5,678	$36,566
Bluerock Residential Growth REIT, Inc.	1,696	14,212
Capstead Mtg. Corp.	7,045	57,839
CareTrust REIT, Inc.	5,570	88,507
CatchMark Timber Trust, Inc., Class A	3,199	42,131
CBL & Associates Properties, Inc.	12,452	69,233
Cedar Realty Trust, Inc.	6,512	33,276
Chatham Lodging Trust	3,299	73,898
Cherry Hill Mtg. Investment Corp.	866	14,687
Chesapeake Lodging Trust	4,370	119,607
City Office REIT, Inc.	2,183	25,497
Clipper Realty, Inc.	1,163	10,990
CorEnergy Infrastructure Trust, Inc.	878	33,654
Cousins Properties, Inc.	30,885	277,965
CYS Investments, Inc.	11,430	77,038
DiamondRock Hospitality Co.	14,774	173,742
Dynex Capital, Inc.	3,687	23,966
Easterly Government Properties, Inc.	3,115	64,885
EastGroup Properties, Inc.	2,482	215,462
Education Realty Trust, Inc.	5,621	185,662
Ellington Residential Mortgage REIT	668	7,221
First Industrial Realty Trust, Inc.	8,788	271,198
Four Corners Property Trust, Inc.	4,556	107,522
Franklin Street Properties Corp.	7,720	78,281
GEO Group, Inc.	9,043	203,920
Getty Realty Corp.	2,285	59,958
Gladstone Commercial Corp.	2,017	38,323
Global Medical REIT, Inc.	1,342	10,763
Global Net Lease, Inc.	5,007	91,828
Government Properties Income Trust	6,984	119,845
Gramercy Property Trust	11,823	298,413
Great Ajax Corp.	1,159	15,484
Healthcare Realty Trust, Inc.	9,063	270,712
Hersha Hospitality Trust	2,865	53,146
Independence Realty Trust, Inc.	6,194	56,923
InfraREIT, Inc.	3,135	59,502
Invesco Mtg. Capital, Inc.	8,305	134,873
Investors Real Estate Trust	8,905	50,491
iStar, Inc.†	4,863	51,305
Jernigan Capital, Inc.	974	17,279
Kite Realty Group Trust	6,117	103,133
KKR Real Estate Finance Trust, Inc.	787	15,307
LaSalle Hotel Properties	8,408	256,780
Lexington Realty Trust	16,001	144,329
LTC Properties, Inc.	2,907	119,129
Mack-Cali Realty Corp.	6,688	134,228
MedEquities Realty Trust, Inc.	2,117	23,118
Monmouth Real Estate Investment Corp.	5,250	89,723
MTGE Investment Corp.	3,380	57,460
National Health Investors, Inc.	2,974	209,756
National Storage Affiliates Trust	3,272	83,011
New Senior Investment Group, Inc.	6,063	46,443
New York Mortgage Trust, Inc.	8,231	46,917
NexPoint Residential Trust, Inc.	1,282	33,986
NorthStar Realty Europe Corp.	4,021	47,971
One Liberty Properties, Inc.	1,063	25,980
Orchid Island Capital, Inc.	3,255	24,673
Owens Realty Mortgage, Inc.	723	10,303
Pebblebrook Hotel Trust	5,086	198,354
Pennsylvania Real Estate Investment Trust	5,057	56,436
PennyMac Mortgage Investment Trust	4,790	78,556
Physicians Realty Trust	13,299	216,774

376

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Potlatch Corp.	2,988	$158,065
Preferred Apartment Communities, Inc., Class A	2,693	44,892
PS Business Parks, Inc.	1,460	178,281
QTS Realty Trust, Inc., Class A	3,643	181,421
Quality Care Properties, Inc.†	6,983	94,270
RAIT Financial Trust	6,781	4,333
Ramco-Gershenson Properties Trust	5,806	76,755
Redwood Trust, Inc.	5,658	84,248
Resource Capital Corp.	2,229	21,131
Retail Opportunity Investments Corp.	7,999	146,942
Rexford Industrial Realty, Inc.	5,710	169,530
RLJ Lodging Trust	12,532	289,740
Ryman Hospitality Properties, Inc.	3,266	250,012
Sabra Health Care REIT, Inc.	13,105	237,200
Saul Centers, Inc.	838	45,864
Select Income REIT	4,678	104,600
Seritage Growth Properties, Class A	1,887	77,744
STAG Industrial, Inc.	6,998	177,189
Summit Hotel Properties, Inc.	7,658	118,622
Sunstone Hotel Investors, Inc.	16,670	280,889
Sutherland Asset Management Corp.	1,298	18,821
Terreno Realty Corp.	3,949	140,584
Tier REIT, Inc.	3,523	68,381
UMH Properties, Inc.	2,296	30,720
Universal Health Realty Income Trust	936	62,291
Urban Edge Properties	7,638	178,576
Urstadt Biddle Properties, Inc., Class A	2,181	42,355
Washington Prime Group, Inc.	13,777	90,653
Washington Real Estate Investment Trust	5,827	167,002
Western Asset Mortgage Capital Corp.	3,018	28,158
Whitestone REIT	2,751	36,148
Xenia Hotels & Resorts, Inc.	7,950	176,490

		10,416,031

Real Estate Management/Services — 0.2%
Farmland Partners, Inc.	2,346	19,120
Griffin Industrial Realty, Inc.	51	1,892
HFF, Inc., Class A	2,714	133,556
Marcus & Millichap, Inc.†	1,184	38,657
RE/MAX Holdings, Inc., Class A	1,316	64,944
Redfin Corp.†	792	16,078
Safety Income and Growth, Inc.	765	13,472

		287,719

Real Estate Operations & Development — 0.1%
Community Healthcare Trust, Inc.	1,270	33,833
Consolidated-Tomoka Land Co.	287	18,991
Forestar Group, Inc.†	776	18,934
FRP Holdings, Inc.†	484	24,176
Maui Land & Pineapple Co., Inc.†	496	6,820
RMR Group, Inc., Class A	519	33,605
St. Joe Co.†	3,277	61,608
Stratus Properties, Inc.	436	13,342
Transcontinental Realty Investors, Inc.†	124	4,051
Trinity Place Holdings, Inc.†	1,340	9,058

		224,418

Recreational Centers — 0.1%
Planet Fitness, Inc., Class A†	6,390	215,726

Security Description	Shares	Value (Note 2)
Recreational Vehicles — 0.2%
Camping World Holdings, Inc., Class A	2,345	$104,939
LCI Industries	1,790	197,347
Malibu Boats, Inc., Class A†	1,504	50,023
MCBC Holdings, Inc.†	1,358	32,823

		385,132

Recycling — 0.0%
Aqua Metals, Inc.†	1,244	2,264

Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	4,681	191,406
Avis Budget Group, Inc.†	5,347	240,401
CAI International, Inc.†	1,142	32,273
Herc Holdings, Inc.†	1,789	117,573
Hertz Global Holdings, Inc.†	4,041	92,660
McGrath RentCorp	1,730	82,694
Rent-A-Center, Inc.	3,163	34,255
Textainer Group Holdings, Ltd.†	2,003	49,074

		840,336

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	1,581	240,834
SeaWorld Entertainment, Inc.†	5,054	77,073

		317,907

Respiratory Products — 0.1%
Inogen, Inc.†	1,257	153,153

Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	5,046	104,503
American Eagle Outfitters, Inc.	11,985	215,730
Ascena Retail Group, Inc.†	12,743	27,525
Boot Barn Holdings, Inc.†	904	15,847
Buckle, Inc.	2,124	42,586
Caleres, Inc.	3,108	92,121
Cato Corp., Class A	1,711	20,327
Chico’s FAS, Inc.	9,500	90,345
Children’s Place, Inc.	1,274	190,845
DSW, Inc., Class A	4,852	97,186
Duluth Holdings, Inc., Class B†	709	12,485
Express, Inc.†	5,698	39,772
Finish Line, Inc., Class A	2,937	33,276
Francesca’s Holdings Corp.†	2,728	15,904
Genesco, Inc.†	1,437	50,079
Guess?, Inc.	4,426	81,306
J. Jill, Inc.†	870	7,352
Shoe Carnival, Inc.	849	19,400
Tailored Brands, Inc.	3,628	87,761
Tilly’s, Inc., Class A	969	14,457
Vera Bradley, Inc.†	1,485	13,796
Winmark Corp.	159	21,306

		1,293,909

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,373	45,721

Retail-Automobile — 0.4%
America’s Car-Mart, Inc.†	524	24,156
Asbury Automotive Group, Inc.†	1,370	99,531
Group 1 Automotive, Inc.	1,466	115,008
Lithia Motors, Inc., Class A	1,739	217,305
Rush Enterprises, Inc., Class A†	2,249	121,558
Rush Enterprises, Inc., Class B†	377	19,159
Sonic Automotive, Inc., Class A	1,863	40,148

		636,865

377

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,824	$18,780
Barnes & Noble, Inc.	4,393	20,647

		39,427

Retail-Building Products — 0.2%
At Home Group, Inc.†	376	11,912
BMC Stock Holdings, Inc.†	4,835	108,304
Foundation Building Materials, Inc.†	1,096	16,254
GMS, Inc.†	2,029	69,554
Lumber Liquidators Holdings, Inc.†	2,078	58,059
Tile Shop Holdings, Inc.	2,940	27,489

		291,572

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	854	22,375
PCM, Inc.†	697	6,168

		28,543

Retail-Discount — 0.2%
Big Lots, Inc.	3,148	191,336
Citi Trends, Inc.	983	23,110
Fred’s, Inc., Class A	2,656	8,791
Ollie’s Bargain Outlet Holdings, Inc.†	3,516	195,314

		418,551

Retail-Hair Salons — 0.0%
Regis Corp.†	2,624	41,774

Retail-Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	751	25,497
Haverty Furniture Cos., Inc.	1,388	30,952
Kirkland’s, Inc.†	1,131	12,000
La-Z-Boy, Inc.	3,567	107,545
Pier 1 Imports, Inc.	5,908	19,615
RH†	1,484	139,481

		335,090

Retail-Jewelry — 0.0%
Movado Group, Inc.	1,121	34,303

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	1,682	38,602
Party City Holdco, Inc.†	2,029	29,420

		68,022

Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.†	22,912	85,004
Sears Holdings Corp.†	878	2,256

		87,260

Retail-Misc./Diversified — 0.2%
Container Store Group, Inc.†	1,182	5,626
Five Below, Inc.†	3,991	259,136
Gaia, Inc.†	647	7,732
PriceSmart, Inc.	1,632	139,046

		411,540

Retail-Office Supplies — 0.1%
Office Depot, Inc.	37,831	122,951

Retail-Pawn Shops — 0.2%
EZCORP, Inc., Class A†	3,687	43,507
FirstCash, Inc.	3,424	250,294

		293,801

Security Description	Shares	Value (Note 2)
Retail-Pet Food & Supplies — 0.1%
Freshpet, Inc.†	1,835	$33,764
PetIQ, Inc.†	536	12,864
PetMed Express, Inc.	1,459	65,947

		112,575

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,034	69,857

Retail-Restaurants — 1.5%
Biglari Holdings, Inc.†	75	30,952
BJ’s Restaurants, Inc.	1,488	56,172
Bloomin’ Brands, Inc.	6,848	150,861
Bojangles’, Inc.†	1,294	15,852
Brinker International, Inc.	3,438	124,937
Buffalo Wild Wings, Inc.†	1,143	179,451
Carrols Restaurant Group, Inc.†	2,548	31,723
Cheesecake Factory, Inc.	3,165	155,686
Chuy’s Holdings, Inc.†	1,225	32,463
Cracker Barrel Old Country Store, Inc.	1,420	250,602
Dave & Buster’s Entertainment, Inc.†	3,067	144,149
Del Frisco’s Restaurant Group, Inc.†	1,562	27,335
Del Taco Restaurants, Inc.†	2,435	30,851
Denny’s Corp.†	4,728	70,873
DineEquity, Inc.	1,271	70,388
El Pollo Loco Holdings, Inc.†	1,501	15,085
Fiesta Restaurant Group, Inc.†	1,906	36,595
Fogo De Chao, Inc.†	696	9,048
Habit Restaurants, Inc., Class A†	1,491	13,046
J Alexander’s Holdings, Inc.†	951	9,177
Jack in the Box, Inc.	2,174	197,812
Nathan’s Famous, Inc.	210	14,994
Noodles & Co.†	865	5,104
Papa John’s International, Inc.	1,919	124,524
Potbelly Corp.†	1,690	20,449
Red Robin Gourmet Burgers, Inc.†	951	50,070
Ruth’s Hospitality Group, Inc.	2,182	51,713
Shake Shack, Inc., Class A†	1,648	72,034
Sonic Corp.	2,879	74,393
Texas Roadhouse, Inc.	4,944	290,312
Wingstop, Inc.	2,146	103,781
Zoe’s Kitchen, Inc.†	1,410	20,755

		2,481,187

Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,501	8,481
Hibbett Sports, Inc.†	1,521	34,374
Sportsman’s Warehouse Holdings, Inc.†	2,672	13,547
Zumiez, Inc.†	1,361	28,241

		84,643

Retail-Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	1,005	8,643

Retail-Vision Service Center — 0.0%
National Vision Holdings, Inc.†	1,356	53,047

Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†	5,009	21,789
Vitamin Shoppe, Inc.†	1,576	6,698

		28,487

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	1,813	20,451

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	3,800	148,580

378

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	1,707	$35,847
Proto Labs, Inc.†	1,832	200,329
Trinseo SA	3,279	270,354

		506,530

Satellite Telecom — 0.1%
Globalstar, Inc.†	42,032	44,134
Intelsat SA†	2,679	7,528
Iridium Communications, Inc.†	6,189	78,600
Loral Space & Communications, Inc.†	949	44,271

		174,533

Savings & Loans/Thrifts — 1.8%
Banc of California, Inc.	3,210	63,237
Bank Mutual Corp.	3,132	32,573
BankFinancial Corp.	1,054	16,738
Bear State Financial, Inc.	1,532	15,718
Beneficial Bancorp, Inc.	5,113	83,086
Berkshire Hills Bancorp, Inc.	2,950	111,952
BofI Holding, Inc.†	4,429	159,311
Brookline Bancorp, Inc.	5,545	88,720
BSB Bancorp, Inc.†	617	18,880
Capitol Federal Financial, Inc.	9,489	124,116
Charter Financial Corp.	909	17,480
Clifton Bancorp, Inc.	1,449	23,662
Community Bankers Trust Corp.†	1,585	13,076
Dime Community Bancshares, Inc.	2,339	44,441
Entegra Financial Corp.†	495	13,959
ESSA Bancorp, Inc.	655	10,546
First Defiance Financial Corp.	733	40,725
First Financial Northwest, Inc.	613	9,771
Flagstar Bancorp, Inc.†	1,574	58,632
Flushing Financial Corp.	2,051	57,756
Greene County Bancorp, Inc.	225	7,965
Hingham Institution for Savings	96	20,805
Home Bancorp, Inc.	433	18,558
HomeTrust Bancshares, Inc.†	1,232	31,231
Investors Bancorp, Inc.	19,153	262,205
Malvern Bancorp, Inc.†	474	11,329
Meridian Bancorp, Inc.	3,537	72,332
Meta Financial Group, Inc.	662	77,454
MutualFirst Financial, Inc.	453	17,010
Northfield Bancorp, Inc.	3,179	53,344
Northwest Bancshares, Inc.	6,991	117,798
OceanFirst Financial Corp.	2,328	61,576
Oconee Federal Financial Corp.	92	2,622
Oritani Financial Corp.	2,921	48,781
Pacific Premier Bancorp, Inc.†	2,894	117,930
Provident Financial Holdings, Inc.	413	7,558
Provident Financial Services, Inc.	4,555	119,842
Prudential Bancorp, Inc.	600	10,386
Riverview Bancorp, Inc.	1,579	15,127
SI Financial Group, Inc.	829	11,979
Southern Missouri Bancorp, Inc.	501	19,203
Sterling Bancorp	15,749	389,788
Territorial Bancorp, Inc.	569	17,229
Timberland Bancorp, Inc.	459	12,806
United Community Financial Corp.	3,618	35,276
United Financial Bancorp, Inc.	3,737	62,632
Washington Federal, Inc.	6,441	231,232
Waterstone Financial, Inc.	1,886	32,251

Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
WSFS Financial Corp.	2,232	$114,055

		3,004,683

Schools — 0.5%
Adtalem Global Education, Inc.†	4,452	204,792
American Public Education, Inc.†	1,167	29,642
Bridgepoint Education, Inc.†	1,376	10,636
Cambium Learning Group, Inc.†	1,021	7,167
Capella Education Co.	850	67,618
Career Education Corp.†	4,995	61,938
Grand Canyon Education, Inc.†	3,465	322,210
K12, Inc.†	2,842	49,309
Laureate Education, Inc., Class A†	4,084	58,810
Strayer Education, Inc.	784	72,504

		884,626

Security Services — 0.2%
Alarm.com Holdings, Inc.†	1,500	57,570
Ascent Capital Group, Inc., Class A†	813	7,666
Brink’s Co.	3,387	282,476

		347,712

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	968	13,320

Semiconductor Components-Integrated Circuits — 0.5%
Aquantia Corp.†	509	6,658
Cirrus Logic, Inc.†	4,765	236,201
Integrated Device Technology, Inc.†	9,897	295,920
MaxLinear, Inc.†	4,546	117,242
Power Integrations, Inc.	2,119	158,289
Sigma Designs, Inc.†	2,769	15,645

		829,955

Semiconductor Equipment — 0.9%
Axcelis Technologies, Inc.†	2,218	57,446
Brooks Automation, Inc.	5,079	141,704
Cabot Microelectronics Corp.	1,838	187,274
Cohu, Inc.	2,030	46,223
Entegris, Inc.	10,494	341,580
FormFactor, Inc.†	5,317	76,299
MKS Instruments, Inc.	3,981	407,256
Nanometrics, Inc.†	1,777	44,016
Photronics, Inc.†	4,937	41,471
Rudolph Technologies, Inc.†	2,306	60,417
Ultra Clean Holdings, Inc.†	2,431	52,729
Veeco Instruments, Inc.†	3,485	58,025
Xcerra Corp.†	3,953	39,451

		1,553,891

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.	2,608	64,418
Atkore International Group, Inc.†	2,448	57,234
Mueller Water Products, Inc., Class A	11,384	132,396
Northwest Pipe Co.†	704	13,376
Omega Flex, Inc.	215	13,149
TimkenSteel Corp.†	2,927	47,388

		327,961

Steel-Producers — 0.3%
AK Steel Holding Corp.†	23,299	117,893
Carpenter Technology Corp.	3,425	176,045
Commercial Metals Co.	8,539	205,277
Ryerson Holding Corp.†	1,181	11,810
Schnitzer Steel Industries, Inc., Class A	1,953	66,793

379

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Steel-Producers (continued)
Shiloh Industries, Inc.†	1,068	$7,957

		585,775

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	9,282	250,243

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	3,246	122,861
Wesco Aircraft Holdings, Inc.†	4,117	29,437

		152,298

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,239	66,454

Telecom Equipment-Fiber Optics — 0.4%
Acacia Communications, Inc.†	1,391	51,342
Ciena Corp.†	10,421	221,759
Clearfield, Inc.†	849	10,995
Finisar Corp.†	8,421	151,241
Harmonic, Inc.†	5,858	21,382
KVH Industries, Inc.†	1,150	12,707
Oclaro, Inc.†	12,232	72,658
Viavi Solutions, Inc.†	16,907	145,062

		687,146

Telecom Services — 0.4%
Consolidated Communications Holdings, Inc.	4,828	60,109
GTT Communications, Inc.†	2,287	105,545
Hawaiian Telcom Holdco, Inc.†	441	12,652
HC2 Holdings, Inc.†	3,071	18,426
Ooma, Inc.†	1,251	12,823
ORBCOMM, Inc.†	5,015	57,622
RigNet, Inc.†	984	16,236
Spok Holdings, Inc.	1,466	22,870
Straight Path Communications, Inc., Class B†	723	131,948
Vonage Holdings Corp.†	15,197	170,054

		608,285

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	3,588	57,408
Comtech Telecommunications Corp.	1,695	36,663
Plantronics, Inc.	2,432	143,464
Preformed Line Products Co.	225	16,618

		254,153

Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	3,101	53,492
Frontier Communications Corp.	5,809	47,576
General Communication, Inc., Class A†	1,966	82,434
IDT Corp., Class B	1,284	13,957
Shenandoah Telecommunications Co.	3,431	116,654
Windstream Holdings, Inc.	13,516	22,302

		336,415

Television — 0.3%
Central European Media Enterprises, Ltd., Class A†	6,087	28,913
Gray Television, Inc.†	4,728	77,303
Nexstar Media Group, Inc., Class A	3,239	243,249
Sinclair Broadcast Group, Inc., Class A	5,271	195,554

		545,019

Security Description	Shares	Value (Note 2)
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	946	$22,685
Unifi, Inc.†	1,137	40,489

		63,174

Textile-Products — 0.0%
Culp, Inc.	809	25,726

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	3,935	50,368
National CineMedia, Inc.	4,570	30,619
Reading International, Inc., Class A†	1,244	20,514

		101,501

Therapeutics — 0.5%
Akebia Therapeutics, Inc.†	3,305	48,848
Anika Therapeutics, Inc.†	1,062	70,856
Calithera Biosciences, Inc.†	2,261	18,088
Cara Therapeutics, Inc.†	1,973	28,944
Concert Pharmaceuticals, Inc.†	1,323	26,566
Flexion Therapeutics, Inc.†	2,420	54,668
G1 Therapeutics, Inc.†	580	13,868
La Jolla Pharmaceutical Co.†	1,291	44,230
Mersana Therapeutics, Inc.†	373	5,315
Portola Pharmaceuticals, Inc.†	4,198	215,399
Recro Pharma, Inc.†	1,006	8,662
Sarepta Therapeutics, Inc.†	4,512	295,716
Xencor, Inc.†	2,812	64,001

		895,161

Tobacco — 0.1%
Turning Point Brands, Inc.	373	8,206
Universal Corp.	1,827	87,696
Vector Group, Ltd.	7,250	154,425

		250,327

Toys — 0.0%
Funko, Inc., Class A†	777	5,726

Transactional Software — 0.2%
ACI Worldwide, Inc.†	8,610	201,818
InnerWorkings, Inc.†	3,401	34,044
Synchronoss Technologies, Inc.†	3,227	25,945

		261,807

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	4,342	107,942
Atlas Air Worldwide Holdings, Inc.†	1,719	96,780

		204,722

Transport-Equipment & Leasing — 0.2%
GATX Corp.	2,824	200,900
Greenbrier Cos., Inc.	2,022	101,403
Willis Lease Finance Corp.†	255	6,885

		309,188

Transport-Marine — 0.4%
Ardmore Shipping Corp.†	2,073	14,718
Costamare, Inc.	3,710	24,189
DHT Holdings, Inc.	6,311	21,836
Dorian LPG, Ltd.†	1,926	14,714
Eagle Bulk Shipping, Inc.†	2,838	13,452
Frontline, Ltd.	5,685	26,151
GasLog, Ltd.	3,018	60,963
Genco Shipping & Trading, Ltd.†	567	7,377

380

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Marine (continued)
Gener8 Maritime, Inc.†	3,485	$20,457
Golar LNG, Ltd.	7,097	193,677
International Seaways, Inc.†	2,172	36,251
Navios Maritime Acquisition Corp.	6,091	4,751
Navios Maritime Holdings, Inc.†	6,767	8,256
Nordic American Tankers, Ltd.	7,384	17,057
Overseas Shipholding Group, Inc., Class A†	3,343	7,054
Safe Bulkers, Inc.†	3,635	12,468
Scorpio Bulkers, Inc.	4,338	32,969
Scorpio Tankers, Inc.	17,667	46,994
Ship Finance International, Ltd.	4,419	67,611
Teekay Corp.	3,987	32,534
Teekay Tankers, Ltd., Class A	15,021	19,077

		682,556

Transport-Services — 0.2%
Echo Global Logistics, Inc.†	1,950	56,940
Hub Group, Inc., Class A†	2,410	115,800
Matson, Inc.	3,115	106,564
Radiant Logistics, Inc.†	2,765	13,300

		292,604

Transport-Truck — 0.8%
ArcBest Corp.	1,913	68,007
Covenant Transportation Group, Inc., Class A†	877	25,722
Daseke, Inc.†	1,780	24,030
Forward Air Corp.	2,185	132,651
Heartland Express, Inc.	3,492	79,234
Knight-Swift Transportation Holdings, Inc.	9,269	461,504
Marten Transport, Ltd.	2,878	66,770
Roadrunner Transportation Systems, Inc.†	2,257	12,572
Saia, Inc.†	1,869	141,203
Schneider National, Inc., Class B	3,087	90,387
Universal Logistics Holdings, Inc.	617	14,345
Werner Enterprises, Inc.	3,522	143,345
YRC Worldwide, Inc.†	2,440	38,967

		1,298,737

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	5,365	47,212

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	1,496	18,700

Veterinary Diagnostics — 0.2%
Heska Corp.†	485	37,806
Kindred Biosciences, Inc.†	1,857	16,249
Neogen Corp.†	3,654	215,695
Phibro Animal Health Corp., Class A	1,459	49,679

		319,429

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	666	5,728
Natural Health Trends Corp.	542	8,737
Nature’s Sunshine Products, Inc.	793	9,595
USANA Health Sciences, Inc.†	838	62,557

		86,617

Security Description	Shares	Value (Note 2)
Water — 0.3%
American States Water Co.	2,682	$148,100
Artesian Resources Corp., Class A	580	21,564
California Water Service Group	3,548	144,403
Connecticut Water Service, Inc.	877	46,525
Consolidated Water Co., Ltd.	1,079	14,459
Global Water Resources, Inc.	749	6,666
Middlesex Water Co.	1,174	44,213
SJW Group	1,208	72,287
York Water Co.	948	30,004

		528,221

Water Treatment Systems — 0.1%
AquaVenture Holdings, Ltd.†	855	13,005
Energy Recovery, Inc.†	2,677	20,693
Evoqua Water Technologies Corp.†	2,383	54,475
Pure Cycle Corp.†	1,263	10,925

		99,098

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	4,283	35,549
NIC, Inc.	4,736	78,618
Q2 Holdings, Inc.†	2,314	97,998
Web.com Group, Inc.†	2,834	65,890

		278,055

Web Portals/ISP — 0.1%
Blucora, Inc.†	3,272	79,837
Meet Group, Inc.†	4,945	13,648

		93,485

Wire & Cable Products — 0.3%
Belden, Inc.	3,108	263,465
Encore Wire Corp.	1,497	75,748
General Cable Corp.	3,637	108,019
Insteel Industries, Inc.	1,344	42,108

		489,340

Wireless Equipment — 0.5%
Aerohive Networks, Inc.†	2,365	9,720
CalAmp Corp.†	2,554	62,522
Gogo, Inc.†	4,210	40,584
InterDigital, Inc.	2,558	199,652
Quantenna Communications, Inc.†	1,630	22,429
Telenav, Inc.†	2,123	11,995
Ubiquiti Networks, Inc.†	1,656	133,590
ViaSat, Inc.†	3,933	297,413

		777,905

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	2,782	118,151
ViewRay, Inc.†	2,258	20,164

		138,315

Total Common Stocks (cost $142,781,376)		158,853,877

381

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 4.6%
iShares Russell 2000 ETF (cost $7,147,200)	49,840	$7,792,982

Total Long-Term Investment Securities (cost $149,928,576)		166,646,859

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.26% due 03/08/2018	$25,000	24,968
1.32% due 03/22/2018	50,000	49,910
1.39% due 03/29/2018	100,000	99,797

Total Short-Term Investment Securities (cost $174,665)		174,675

REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount $3,333,019 collateralized by $3,465,000 of United States Treasury Bonds, bearing interest at 2.13% due 02/29/2024 and having an approximate value of $3,402,117 (cost $3,333,000)	3,333,000	3,333,000

TOTAL INVESTMENTS (cost $153,436,241)(2)	100.0%	170,154,534
Liabilities in excess of other assets	0.0	(60,385)

NET ASSETS	100.0%	$170,094,149

#	See Note 1
†	Non-income producing security
(1)	Security classified as Level 3 (See Note 2).
(2)	See Note 3 for cost of investments on a tax basis.
CVR	— Contingent Value Rights

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
40	Long	Russell 2000 Mini Index	March 2018	$3,098,254	$3,152,000	$53,746

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

382

SunAmerica Series Trust SA Small Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Commercial	$97,827	$—	$1,215	$99,042
Other Industries	158,754,835	—	—	158,754,835
Exchange-Traded Funds	7,792,982	—	—	7,792,982
Short-Term Investment Securities	—	174,675	—	174,675
Repurchase Agreements	—	3,333,000	—	3,333,000

Total Investments at Value	$166,645,644	$3,507,675	$1,215	$170,154,534

Other Financial Instruments:†
Futures Contracts	$53,746	—	—	$53,746

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

383

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

United States Treasury Notes	7.5%
Diversified Banking Institutions	5.5
Medical-Drugs	3.5
United States Treasury Bonds	3.4
Registered Investment Companies	3.3
Applications Software	3.2
Banks-Commercial	2.8
Banks-Super Regional	2.4
E-Commerce/Products	2.4
Medical-HMO	2.3
Electric-Integrated	2.0
Real Estate Investment Trusts	1.9
Medical Products	1.8
Oil Companies-Integrated	1.8
Insurance-Multi-line	1.7
Telephone-Integrated	1.6
Finance-Credit Card	1.6
Electronic Components-Semiconductors	1.5
Diagnostic Equipment	1.4
Web Portals/ISP	1.4
Internet Content-Entertainment	1.4
Medical-Biomedical/Gene	1.4
Aerospace/Defense	1.2
Computers	1.1
Food-Misc./Diversified	1.1
Diversified Manufacturing Operations	1.1
Oil Companies-Exploration & Production	1.0
Gas-Distribution	1.0
Commercial Services-Finance	0.9
Tobacco	0.9
Chemicals-Diversified	0.8
Auto-Cars/Light Trucks	0.8
Municipal Bonds & Notes	0.8
Federal National Mtg. Assoc.	0.8
Insurance Brokers	0.8
Insurance-Life/Health	0.8
Semiconductor Components-Integrated Circuits	0.8
Banks-Fiduciary	0.8
Insurance-Property/Casualty	0.8
E-Commerce/Services	0.8
Airlines	0.7
Cosmetics & Toiletries	0.7
Retail-Discount	0.7
Medical Instruments	0.7
Cable/Satellite TV	0.7
Regional Authority	0.7
Electronic Measurement Instruments	0.7
Food-Meat Products	0.7
Beverages-Non-alcoholic	0.6
Retail-Building Products	0.6
Retail-Restaurants	0.6
Auto/Truck Parts & Equipment-Original	0.6
Finance-Investment Banker/Broker	0.6
Machinery-General Industrial	0.5
Instruments-Controls	0.5
Semiconductor Equipment	0.5
Computer Services	0.5
Hotels/Motels	0.5
Internet Application Software	0.5
Multimedia	0.5
Data Processing/Management	0.5

Networking Products	0.5%
Insurance-Reinsurance	0.5
Brewery	0.5
Machinery-Electrical	0.4
Retail-Apparel/Shoe	0.4
Aerospace/Defense-Equipment	0.4
Pipelines	0.4
Electronic Components-Misc.	0.4
Transport-Services	0.4
Oil Refining & Marketing	0.4
Finance-Other Services	0.3
Tools-Hand Held	0.3
Industrial Gases	0.3
Cellular Telecom	0.3
Enterprise Software/Service	0.3
Coatings/Paint	0.3
Paper & Related Products	0.3
Cruise Lines	0.3
Electric-Generation	0.3
Retail-Drug Store	0.3
Import/Export	0.3
Building-Residential/Commercial	0.3
Beverages-Wine/Spirits	0.3
Transport-Rail	0.3
Entertainment Software	0.2
Building Products-Air & Heating	0.2
Containers-Metal/Glass	0.2
Dialysis Centers	0.2
Chemicals-Specialty	0.2
Diversified Minerals	0.2
Apparel Manufacturers	0.2
Audio/Video Products	0.2
Advertising Agencies	0.2
Non-Hazardous Waste Disposal	0.2
Diversified Operations	0.2
Electronic Connectors	0.2
Agricultural Operations	0.2
Wireless Equipment	0.2
Casino Hotels	0.2
Retail-Major Department Stores	0.2
Consumer Products-Misc.	0.2
Finance-Consumer Loans	0.2
Finance-Leasing Companies	0.2
Medical-Hospitals	0.2
Containers-Paper/Plastic	0.1
Real Estate Operations & Development	0.1
Internet Security	0.1
Investment Management/Advisor Services	0.1
Commercial Services	0.1
Machine Tools & Related Products	0.1
Food-Retail	0.1
Human Resources	0.1
Distribution/Wholesale	0.1
Food-Catering	0.1
Metal-Diversified	0.1
Auto-Heavy Duty Trucks	0.1
Building & Construction Products-Misc.	0.1
Hazardous Waste Disposal	0.1
Medical-Wholesale Drug Distribution	0.1
Savings & Loans/Thrifts	0.1
Computer Aided Design	0.1
Agricultural Chemicals	0.1

384

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Electric Products-Misc.	0.1%
Water	0.1
Steel-Producers	0.1
Pharmacy Services	0.1
Finance-Auto Loans	0.1
Power Converter/Supply Equipment	0.1
E-Marketing/Info	0.1
Athletic Footwear	0.1
Rental Auto/Equipment	0.1
Oil-Field Services	0.1
Wire & Cable Products	0.1
Engineering/R&D Services	0.1
Machinery-Farming	0.1
Advertising Sales	0.1
Building Products-Cement	0.1
Rubber-Tires	0.1
Medical Labs & Testing Services	0.1
Computer Software	0.1
Retail-Auto Parts	0.1
Medical-Generic Drugs	0.1
Dental Supplies & Equipment	0.1
Metal-Copper	0.1
Finance-Mortgage Loan/Banker	0.1
Schools	0.1
Machinery-Construction & Mining	0.1
Instruments-Scientific	0.1
Satellite Telecom	0.1
Software Tools	0.1
Internet Content-Information/News	0.1

101.9%

*	Calculated as a percentage of net assets
#	See Note 1

385

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 77.5%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	180	$13,797
WPP PLC	1,450	26,311

		40,108

Advertising Sales — 0.1%
Stroeer SE & Co. KGaA	170	13,086
Yext, Inc.†	110	1,325

		14,411

Aerospace/Defense — 1.2%
Boeing Co.	484	171,515
Meggitt PLC	3,591	23,668
Northrop Grumman Corp.	97	33,031
Raytheon Co.	1	209
Rockwell Collins, Inc.	110	15,234
Spirit AeroSystems Holdings, Inc., Class A	65	6,653
Teledyne Technologies, Inc.†	32	6,110

		256,420

Aerospace/Defense-Equipment — 0.4%
Harris Corp.	246	39,208
HEICO Corp.	48	3,856
HEICO Corp., Class A	61	4,033
L3 Technologies, Inc.	16	3,399
United Technologies Corp.	234	32,294

		82,790

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	463	19,650

Agricultural Operations — 0.2%
Bunge, Ltd.	428	33,996
Cadiz, Inc.†	70	1,019

		35,015

Airlines — 0.7%
Alaska Air Group, Inc.	117	7,690
Allegiant Travel Co.	17	2,707
American Airlines Group, Inc.	1,530	83,110
Delta Air Lines, Inc.	770	43,713
Hawaiian Holdings, Inc.	50	1,868
United Continental Holdings, Inc.†	193	13,089

		152,177

Apparel Manufacturers — 0.2%
Burberry Group PLC	910	20,402
Moncler SpA	570	18,782
Oxford Industries, Inc.	40	3,152

		42,336

Appliances — 0.0%
iRobot Corp.†	27	2,396

Applications Software — 3.1%
CDK Global, Inc.	168	11,977
Intuit, Inc.	251	42,143
Microsoft Corp.	4,457	423,460
Nuance Communications, Inc.†	250	4,452
Red Hat, Inc.†	288	37,837
salesforce.com, Inc.†	612	69,713
ServiceNow, Inc.†	349	51,956
Upland Software, Inc.†	70	1,619

		643,157

Security Description	Shares	Value (Note 2)
Athletic Footwear — 0.1%
NIKE, Inc., Class B	245	$16,714

Audio/Video Products — 0.2%
Panasonic Corp.	1,800	26,694
Sony Corp.	300	14,315

		41,009

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	128	14,616
Ferrari NV	57	6,812
Honda Motor Co., Ltd.	700	24,532
Suzuki Motor Corp.	400	22,819
Tesla, Inc.†	108	38,266
Toyota Motor Corp.	600	41,110

		148,155

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	305	22,741

Auto/Truck Parts & Equipment-Original — 0.6%
Aisin Seiki Co., Ltd.	200	11,670
Aptiv PLC	77	7,306
Autoliv, Inc. SDR	135	20,336
GKN PLC	1,956	11,742
Koito Manufacturing Co., Ltd.	100	7,025
Lear Corp.	56	10,816
Magna International, Inc.	774	44,234
Tenneco, Inc.	100	5,801

		118,930

Auto/Truck Parts & Equipment-Replacement — 0.0%
Dorman Products, Inc.†	45	3,395
Standard Motor Products, Inc.	70	3,353

		6,748

Banks-Commercial — 2.6%
ABN AMRO Group NV CVA*	357	12,096
Australia & New Zealand Banking Group, Ltd.	1,437	33,094
BankUnited, Inc.	150	6,156
Commerzbank AG†	594	9,778
Danske Bank A/S	583	23,682
DBS Group Holdings, Ltd.	1,700	34,213
DNB ASA	2,041	41,408
Erste Group Bank AG	390	19,625
Farmers & Merchants Bancorp, Inc.	110	4,475
First Interstate BancSystem, Inc., Class A	120	5,022
First Republic Bank	360	32,238
FNB Corp.	430	6,170
Hilltop Holdings, Inc.	190	4,976
Home BancShares, Inc.	240	5,762
ING Groep NV	2,321	45,616
Intesa Sanpaolo SpA	7,141	28,021
LegacyTexas Financial Group, Inc.	120	5,285
National Bank of Canada	616	31,972
Nordea Bank AB	3,189	39,353
PacWest Bancorp	130	6,816
Park National Corp.	50	5,251
Popular, Inc.	130	5,283
Prosperity Bancshares, Inc.	110	8,338
Signature Bank†	44	6,776
Standard Chartered PLC†	1,361	15,838
Sumitomo Mitsui Trust Holdings, Inc.	500	20,734
SVB Financial Group†	5	1,233

386

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Svenska Handelsbanken AB, Class A	2,171	$31,587
TCF Financial Corp.	270	5,791
United Bankshares, Inc.	160	5,888
United Overseas Bank, Ltd.	800	16,728
Webster Financial Corp.	130	7,361
Western Alliance Bancorp†	140	8,212

		534,778

Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	1,166	66,112
Citizens Financial Group, Inc.	152	6,977
State Street Corp.	799	88,026

		161,115

Banks-Super Regional — 1.9%
Capital One Financial Corp.	56	5,822
Fifth Third Bancorp	1,353	44,784
KeyCorp	1,794	38,392
PNC Financial Services Group, Inc.	246	38,873
SunTrust Banks, Inc.	49	3,464
US Bancorp	1,202	68,682
Wells Fargo & Co.	3,014	198,261

		398,278

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	50	2,911
EnerSys	80	5,625

		8,536

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	657	31,267
Dr Pepper Snapple Group, Inc.	267	31,866
Monster Beverage Corp.†	22	1,501
National Beverage Corp.	15	1,657
PepsiCo, Inc.	550	66,165
Primo Water Corp.†	110	1,427

		133,883

Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc., Class A	39	8,559
Diageo PLC	1,245	44,767
MGP Ingredients, Inc.	20	1,791

		55,117

Brewery — 0.1%
Kirin Holdings Co., Ltd.	400	9,970
New Age Beverages Corp.†	300	1,074

		11,044

Broadcast Services/Program — 0.0%
MSG Networks, Inc., Class A†	100	2,400

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	232	16,456
NCI Building Systems, Inc.†	120	2,214
Ply Gem Holdings, Inc.†	140	3,003

		21,673

Building & Construction-Misc. — 0.0%
Aegion Corp.†	70	1,756
TopBuild Corp.†	50	3,827

		5,583

Security Description	Shares	Value (Note 2)
Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	1,239	$48,482

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	16	3,651
Vulcan Materials Co.	64	8,665

		12,316

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	50	2,275
Griffon Corp.	80	1,604
Masonite International Corp.†	40	2,790

		6,669

Building Products-Wood — 0.0%
Masco Corp.	36	1,608

Building-Heavy Construction — 0.0%
Dycom Industries, Inc.†	41	4,785
Goldfield Corp.†	200	990

		5,775

Building-Maintenance & Services — 0.0%
Rollins, Inc.	110	5,427

Building-Residential/Commercial — 0.3%
Green Brick Partners, Inc.†	100	1,120
Lennar Corp., Class A	342	21,430
Lennar Corp., Class B	1	51
NVR, Inc.†	3	9,534
Persimmon PLC	737	26,182

		58,317

Cable/Satellite TV — 0.7%
Cable One, Inc.	4	2,824
Charter Communications, Inc., Class A†	67	25,276
Comcast Corp., Class A	1,876	79,786
Liberty Broadband Corp., Class C†	158	15,097
Liberty Global PLC, Class A†	404	15,102
Liberty Global PLC, Class C†	230	8,225
WideOpenWest, Inc.†	210	2,150

		148,460

Capacitors — 0.0%
KEMET Corp.†	60	1,222

Casino Hotels — 0.2%
Caesars Entertainment Corp.†	284	3,962
Las Vegas Sands Corp.	160	12,403
MGM Resorts International	476	17,350
Wynn Resorts, Ltd.	3	497

		34,212

Casino Services — 0.0%
Eldorado Resorts, Inc.†	100	3,455
Scientific Games Corp., Class A†	50	2,332

		5,787

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	654	12,230
Sprint Corp.†	450	2,399
T-Mobile US, Inc.†	105	6,835
Telstra Corp., Ltd.	1,630	4,820
Vodafone Group PLC ADR	1,280	41,242

		67,526

387

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified — 0.8%
AdvanSix, Inc.†	60	$2,368
Asahi Kasei Corp.	1,800	23,487
BASF SE	217	25,411
Celanese Corp., Series A	81	8,761
Covestro AG*	128	14,713
DowDuPont, Inc.	762	57,592
Johnson Matthey PLC	383	18,815
PPG Industries, Inc.	131	15,554
Tosoh Corp.	300	6,870

		173,571

Chemicals-Specialty — 0.2%
Chemours Co.	100	5,162
Minerals Technologies, Inc.	48	3,607
NewMarket Corp.	10	3,976
Platform Specialty Products Corp.†	220	2,576
Sensient Technologies Corp.	48	3,449
Umicore SA	376	19,775
Valvoline, Inc.	268	6,606

		45,151

Circuit Boards — 0.0%
TTM Technologies, Inc.†	160	2,638

Coal — 0.0%
Arch Coal, Inc., Class A	28	2,520
CONSOL Energy, Inc.†	30	973

		3,493

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	150	4,725
RPM International, Inc.	577	30,119
Sherwin-Williams Co.	70	29,198

		64,042

Commercial Services — 0.1%
Cintas Corp.	26	4,380
CoStar Group, Inc.†	31	10,729
Ecolab, Inc.	38	5,232
Macquarie Infrastructure Corp.	47	3,118
Nielsen Holdings PLC	73	2,731

		26,190

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	148	18,297
Equifax, Inc.	164	20,489
FleetCor Technologies, Inc.†	116	24,650
Global Payments, Inc.	184	20,568
Green Dot Corp., Class A†	50	3,063
IHS Markit, Ltd.†	4	191
LendingTree, Inc.†	8	2,943
PayPal Holdings, Inc.†	564	48,120
S&P Global, Inc.	142	25,716
TransUnion†	159	9,438
Worldpay, Inc., Class A†	279	22,406

		195,881

Computer Aided Design — 0.1%
Synopsys, Inc.†	218	20,189

Computer Data Security — 0.0%
Finjan Holdings, Inc.†	600	1,164

Security Description	Shares	Value (Note 2)
Computer Data Security (continued)
Technical Communications Corp.†	100	$960

		2,124

Computer Services — 0.5%
Accenture PLC, Class A	372	59,780
Conduent, Inc.†	260	4,264
Convergys Corp.	130	3,025
Dell Technologies, Inc., Class V†	97	6,955
DST Systems, Inc.	50	4,168
Infosys, Ltd. ADR	1,029	18,532
Presidio, Inc.†	150	2,747
Science Applications International Corp.	40	3,066
Sykes Enterprises, Inc.†	80	2,482

		105,019

Computer Software — 0.1%
Cloudera, Inc.†	110	2,059
j2 Global, Inc.	60	4,799
Splunk, Inc.†	65	6,004
Veritone, Inc.†	30	533

		13,395

Computers — 0.9%
Apple, Inc.	1,094	183,168
Hewlett Packard Enterprise Co.	479	7,856

		191,024

Computers-Integrated Systems — 0.0%
NCR Corp.†	100	3,751
NetScout Systems, Inc.†	90	2,565
Super Micro Computer, Inc.†	60	1,369

		7,685

Computers-Memory Devices — 0.0%
Everspin Technologies, Inc.†	90	850

Computers-Other — 0.0%
3D Systems Corp.†	130	1,331

Computers-Periphery Equipment — 0.0%
Qualstar Corp.†	200	1,902
Qumu Corp.†	500	910

		2,812

Consulting Services — 0.0%
FTI Consulting, Inc.†	60	2,608

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	133	15,561
Samsonite International SA	3,300	14,301
Spectrum Brands Holdings, Inc.	23	2,724

		32,586

Containers-Metal/Glass — 0.2%
Ball Corp.	1,175	44,979
Greif, Inc., Class B	50	3,182

		48,161

Containers-Paper/Plastic — 0.1%
Amcor, Ltd.	1,468	17,223
Bemis Co., Inc.	130	6,076
Sonoco Products Co.	130	7,061

		30,360

388

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	238	$17,669
Coty, Inc., Class A	87	1,706
Edgewell Personal Care Co.†	44	2,484
Estee Lauder Cos., Inc., Class A	13	1,755
L’Oreal SA	134	30,462
Pola Orbis Holdings, Inc.	300	11,734
Procter & Gamble Co.	208	17,959
Unilever PLC	1,178	66,903

		150,672

Cruise Lines — 0.3%
Carnival Corp.	203	14,537
Norwegian Cruise Line Holdings, Ltd.†	470	28,548
Royal Caribbean Cruises, Ltd.	150	20,032

		63,117

Data Processing/Management — 0.5%
Acxiom Corp.†	110	2,978
Broadridge Financial Solutions, Inc.	82	7,906
CSG Systems International, Inc.	60	2,710
Dun & Bradstreet Corp.	37	4,578
Fidelity National Information Services, Inc.	542	55,479
Fiserv, Inc.†	153	21,548

		95,199

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	205	12,466

Diagnostic Equipment — 1.3%
Abbott Laboratories	347	21,569
Accelerate Diagnostics, Inc.†	50	1,445
Danaher Corp.	1,321	133,791
Repligen Corp.†	80	2,830
Thermo Fisher Scientific, Inc.	535	119,899

		279,534

Dialysis Centers — 0.2%
DaVita, Inc.†	7	546
Fresenius SE & Co. KGaA	531	46,465

		47,011

Distribution/Wholesale — 0.1%
EnviroStar, Inc.	90	3,447
HD Supply Holdings, Inc.†	244	9,489
SiteOne Landscape Supply, Inc.†	60	4,570
Systemax, Inc.	70	2,173
WESCO International, Inc.†	60	4,089

		23,768

Diversified Banking Institutions — 3.4%
Bank of America Corp.	494	15,808
Barclays PLC ADR	477	5,423
BNP Paribas SA	586	48,455
Citigroup, Inc.	1,197	93,941
JPMorgan Chase & Co.	2,648	306,294
Lloyds Banking Group PLC	30,853	30,450
Macquarie Group, Ltd.	281	23,352
Mitsubishi UFJ Financial Group, Inc.	4,300	32,330
Morgan Stanley	2,619	148,104

		704,157

Diversified Manufacturing Operations — 0.7%
3M Co.	22	5,511

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
A.O. Smith Corp.	43	$2,872
Actuant Corp., Class A	140	3,465
Carlisle Cos., Inc.	64	7,309
Fabrinet†	60	1,489
General Electric Co.	524	8,473
Illinois Tool Works, Inc.	221	38,381
Pentair PLC	77	5,505
Siemens AG	398	60,364
Textron, Inc.	174	10,209

		143,578

Diversified Minerals — 0.2%
BHP Billiton PLC	828	18,387
BHP Billiton, Ltd.	251	6,108
Independence Group NL	4,474	18,134

		42,629

Diversified Operations — 0.2%
CK Hutchison Holdings, Ltd.	2,500	33,748
HRG Group, Inc.†	150	2,738

		36,486

Drug Delivery Systems — 0.0%
DexCom, Inc.†	50	2,910
Heron Therapeutics, Inc.†	80	1,732
Nektar Therapeutics†	12	1,003

		5,645

E-Commerce/Products — 2.3%
Alibaba Group Holding, Ltd. ADR†	658	134,423
Amazon.com, Inc.†	237	343,861
Ominto, Inc.†	200	680

		478,964

E-Commerce/Services — 0.8%
Ctrip.com International, Ltd. ADR†	105	4,912
IAC/InterActiveCorp†	45	6,523
Priceline Group, Inc.†	74	141,492
TrueCar, Inc.†	130	1,533
Zillow Group, Inc., Class A†	50	2,239
Zillow Group, Inc., Class C†	80	3,557

		160,256

E-Marketing/Info — 0.1%
CyberAgent, Inc.	400	17,312

Educational Software — 0.0%
2U, Inc.†	40	2,971

Electric Products-Misc. — 0.1%
Legrand SA	189	15,726
Novanta, Inc.†	60	3,474

		19,200

Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	30	297

Electric-Generation — 0.3%
E.ON SE	838	8,801
Electric Power Development Co., Ltd.	700	19,845
Engie SA	1,705	29,593
Sembcorp Industries, Ltd.	1,400	3,629

		61,868

389

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated — 1.3%
American Electric Power Co., Inc.	47	$3,233
DTE Energy Co.	313	33,065
Entergy Corp.	160	12,590
Eversource Energy	379	23,911
MDU Resources Group, Inc.	210	5,561
NextEra Energy, Inc.	582	92,200
NorthWestern Corp.	80	4,347
PG&E Corp.	271	11,499
Southern Co.	950	42,855
SSE PLC	508	9,409
Westar Energy, Inc.	477	24,642

		263,312

Electronic Components-Misc. — 0.4%
Corning, Inc.	129	4,027
Knowles Corp.†	120	1,829
Koninklijke Philips NV	1,057	43,123
Omron Corp.	400	24,952
Rogers Corp.†	23	3,790

		77,721

Electronic Components-Semiconductors — 1.4%
Amkor Technology, Inc.†	180	1,811
Broadcom, Ltd.	449	111,365
EMCORE Corp.†	140	945
GSI Technology, Inc.†	80	642
Impinj, Inc.†	60	1,342
Inphi Corp.†	50	1,494
Intel Corp.	98	4,718
IPG Photonics Corp.†	21	5,291
MACOM Technology Solutions Holdings, Inc.†	50	1,555
Microchip Technology, Inc.	392	37,326
Micron Technology, Inc.†	98	4,285
QuickLogic Corp.†	600	1,314
Samsung Electronics Co., Ltd. GDR	28	33,152
Texas Instruments, Inc.	672	73,698
Xilinx, Inc.	218	15,918

		294,856

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	355	36,398

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	793	58,230
Fortive Corp.	679	51,618
Keysight Technologies, Inc.†	581	27,144

		136,992

Electronic Parts Distribution — 0.0%
Avnet, Inc.	100	4,250
Tech Data Corp.†	34	3,409

		7,659

Electronic Security Devices — 0.0%
Allegion PLC	38	3,272
Identiv, Inc.†	300	1,110

		4,382

Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	17	1,388
Sunworks, Inc.†	500	555

		1,943

Security Description	Shares	Value (Note 2)
Engineering/R&D Services — 0.1%
Argan, Inc.	50	$2,180
WorleyParsons, Ltd.†	1,123	13,148

		15,328

Enterprise Software/Service — 0.2%
Asure Software, Inc.†	80	1,216
Benefitfocus, Inc.†	50	1,260
Black Knight, Inc.†	43	2,128
Coupa Software, Inc.†	90	3,441
Evolent Health, Inc., Class A†	80	1,128
Manhattan Associates, Inc.†	60	3,169
MuleSoft, Inc., Class A†	70	1,721
Ultimate Software Group, Inc.†	22	5,124
Workday, Inc., Class A†	186	22,299

		41,486

Entertainment Software — 0.2%
Activision Blizzard, Inc.	189	14,011
Electronic Arts, Inc.†	240	30,470
Take-Two Interactive Software, Inc.†	54	6,840

		51,321

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	462	13,754
Credit Acceptance Corp.†	11	3,627

		17,381

Finance-Consumer Loans — 0.2%
SLM Corp.†	290	3,318
Synchrony Financial	694	27,538

		30,856

Finance-Credit Card — 1.5%
American Express Co.	121	12,027
Credit Saison Co., Ltd.	600	10,899
Mastercard, Inc., Class A	587	99,203
Visa, Inc., Class A	1,524	189,327

		311,456

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	372	19,842
Close Brothers Group PLC	155	3,464
Piper Jaffray Cos.	40	3,692
Raymond James Financial, Inc.	22	2,121
TD Ameritrade Holding Corp.	1,542	86,028

		115,147

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,400	15,477

Finance-Mortgage Loan/Banker — 0.1%
Ellie Mae, Inc.†	32	2,992
FNF Group	223	8,693

		11,685

Finance-Other Services — 0.3%
CBOE Holdings, Inc.	29	3,897
CME Group, Inc.	20	3,070
Intercontinental Exchange, Inc.	805	59,441
Nasdaq, Inc.	28	2,265
WageWorks, Inc.†	50	3,028

		71,701

390

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	120	$4,271

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	30	1,589

Food-Catering — 0.1%
Aramark	206	9,437
Compass Group PLC	663	13,956

		23,393

Food-Confectionery — 0.0%
Hostess Brands, Inc.†	90	1,242

Food-Meat Products — 0.7%
Hormel Foods Corp.	73	2,506
Tyson Foods, Inc., Class A	1,752	133,345

		135,851

Food-Misc./Diversified — 1.1%
Danone SA	180	15,523
Ingredion, Inc.	36	5,171
Kellogg Co.	49	3,337
Kraft Heinz Co.	158	12,386
Lancaster Colony Corp.	12	1,541
McCormick & Co., Inc.	115	12,509
Mondelez International, Inc., Class A	965	42,846
Nestle SA	1,215	104,980
Pinnacle Foods, Inc.	130	8,052
Wilmar International, Ltd.	6,300	15,368

		221,713

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	600	24,655

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	100	3,213

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	90	3,707

Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A	40	2,240
Service Corp. International	165	6,595

		8,835

Garden Products — 0.0%
Toro Co.	90	5,908

Gas-Distribution — 0.7%
Atmos Energy Corp.	514	42,611
National Grid PLC	2,005	22,908
NiSource, Inc.	468	11,550
ONE Gas, Inc.	77	5,454
Sempra Energy	547	58,540
UGI Corp.	140	6,408

		147,471

Golf — 0.0%
Acushnet Holdings Corp.	100	2,145

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	285	21,478

Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	335	28,693
Marcus Corp.	70	1,820
Marriott International, Inc., Class A	460	67,776

Security Description	Shares	Value (Note 2)
Hotels/Motels (continued)
Playa Hotels & Resorts NV†	250	$2,590

		100,879

Human Resources — 0.1%
Barrett Business Services, Inc.	20	1,394
ManpowerGroup, Inc.	47	6,175
Recruit Holdings Co., Ltd.	700	17,050

		24,619

Import/Export — 0.3%
Castle Brands, Inc.†	700	777
Mitsubishi Corp.	700	19,557
Sumitomo Corp.	2,300	39,587

		59,921

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	21	4,143

Industrial Gases — 0.3%
Air Liquide SA	141	19,003
Air Products & Chemicals, Inc.	232	39,062
Praxair, Inc.	68	10,981

		69,046

Instruments-Controls — 0.5%
Honeywell International, Inc.	636	101,550
Sensata Technologies Holding NV†	165	9,281

		110,831

Instruments-Scientific — 0.1%
Hamamatsu Photonics KK	300	11,074

Insurance Brokers — 0.8%
Aon PLC	179	25,449
Marsh & McLennan Cos., Inc.	881	73,581
Willis Towers Watson PLC	411	65,953

		164,983

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	2,800	23,982
Aviva PLC	2,444	17,809
Brighthouse Financial, Inc.†	23	1,478
Challenger, Ltd.	2,271	24,961
Health Insurance Innovations, Inc., Class A†	60	1,557
Prudential PLC	1,439	38,943
Sun Life Financial, Inc.	624	27,075
Trupanion, Inc.†	70	2,444

		138,249

Insurance-Multi-line — 1.7%
American Financial Group, Inc.	63	7,140
American National Insurance Co.	34	4,297
AXA SA	1,731	56,941
Chubb, Ltd.	884	138,037
CNA Financial Corp.	52	2,816
Direct Line Insurance Group PLC	4,395	23,045
Loews Corp.	81	4,184
MetLife, Inc.	409	19,661
Ping An Insurance Group Co. of China, Ltd.	2,000	23,688
Storebrand ASA	2,591	23,218
Voya Financial, Inc.	437	22,685
Zurich Insurance Group AG	79	25,964

		351,676

391

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 0.8%
Alleghany Corp.†	10	$6,277
Arch Capital Group, Ltd.†	55	5,002
James River Group Holdings, Ltd.	80	3,040
Markel Corp.†	6	6,886
Mercury General Corp.	50	2,447
Progressive Corp.	658	35,598
RSA Insurance Group PLC	2,329	20,489
Tokio Marine Holdings, Inc.	600	28,250
White Mountains Insurance Group, Ltd.	5	4,199
XL Group, Ltd.	1,315	48,445

		160,633

Insurance-Reinsurance — 0.5%
Argo Group International Holdings, Ltd.	40	2,452
Axis Capital Holdings, Ltd.	70	3,537
Berkshire Hathaway, Inc., Class B†	107	22,939
Muenchener Rueckversicherungs-Gesellschaft AG	226	53,186
Reinsurance Group of America, Inc.	45	7,049
RenaissanceRe Holdings, Ltd.	35	4,450

		93,613

Internet Application Software — 0.5%
Okta, Inc.†	60	1,767
Tencent Holdings, Ltd.	1,600	94,822

		96,589

Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	1,084	202,589
Netflix, Inc.†	184	49,735
Pandora Media, Inc.†	250	1,195
Snap, Inc., Class A†	230	3,110
Twitter, Inc.†	250	6,452
YY, Inc., ADR†	171	22,736

		285,817

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	500	8,753
Live Ventures, Inc.†	60	866

		9,619

Internet Security — 0.1%
Imperva, Inc.†	50	2,188
Palo Alto Networks, Inc.†	38	5,999
Symantec Corp.	788	21,457

		29,644

Internet Telephone — 0.0%
8x8, Inc.†	120	2,124

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	35	5,904
BlackRock, Inc.	8	4,494
Franklin Resources, Inc.	75	3,181
GAM Holding AG	676	12,696

		26,275

Lasers-System/Components — 0.0%
Applied Optoelectronics, Inc.†	40	1,295
Coherent, Inc.†	15	3,893

		5,188

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	21	3,243

Security Description	Shares	Value (Note 2)
Lighting Products & Systems (continued)
Universal Display Corp.	26	$4,145

		7,388

Machine Tools & Related Products — 0.1%
THK Co., Ltd.	600	24,842

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	31	5,046
Oshkosh Corp.	67	6,078

		11,124

Machinery-Electrical — 0.4%
ABB, Ltd.	1,161	32,369
BWX Technologies, Inc.	90	5,710
Mitsubishi Electric Corp.	2,900	52,929

		91,008

Machinery-General Industrial — 0.5%
Middleby Corp.†	45	6,132
Roper Technologies, Inc.	336	94,278
Tennant Co.	50	3,370
Wabtec Corp.	96	7,780

		111,560

Machinery-Pumps — 0.0%
Flowserve Corp.	76	3,444

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	70	1,610

Medical Information Systems — 0.0%
athenahealth, Inc.†	30	3,759
Medical Transcription Billing Corp.†	300	975

		4,734

Medical Instruments — 0.7%
Elekta AB, Series B	1,074	10,255
Intuitive Surgical, Inc.†	130	56,117
Medtronic PLC	861	73,951
NuVasive, Inc.†	50	2,444
Teleflex, Inc.	23	6,388
TransEnterix, Inc.†	400	720

		149,875

Medical Labs & Testing Services — 0.1%
Miraca Holdings, Inc.	300	13,740

Medical Products — 1.6%
ABIOMED, Inc.†	23	5,405
Becton Dickinson and Co.	680	165,199
Cooper Cos., Inc.	56	13,702
Glaukos Corp.†	40	1,200
Henry Schein, Inc.†	18	1,362
Hologic, Inc.†	381	16,269
Inogen, Inc.†	18	2,193
MiMedx Group, Inc.†	150	2,512
Nuvectra Corp.†	60	487
Penumbra, Inc.†	35	3,486
Pulse Biosciences, Inc.†	100	2,028
Stryker Corp.	683	112,272
Tactile Systems Technology, Inc.†	60	1,892
West Pharmaceutical Services, Inc.	50	5,010

		333,017

Medical-Biomedical/Gene — 1.4%
Aldeyra Therapeutics, Inc.†	110	822

392

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Alexion Pharmaceuticals, Inc.†	274	$32,694
Alnylam Pharmaceuticals, Inc.†	40	5,199
Amgen, Inc.	52	9,675
Anavex Life Sciences Corp.†	300	849
BioCryst Pharmaceuticals, Inc.†	300	1,350
Biogen, Inc.†	112	38,955
BioMarin Pharmaceutical, Inc.†	102	9,203
Bluebird Bio, Inc.†	22	4,508
Celgene Corp.†	109	11,026
ChemoCentryx, Inc.†	130	1,216
Cleveland BioLabs, Inc.†	300	1,068
CSL, Ltd.	95	11,209
Dermira, Inc.†	50	1,426
Exact Sciences Corp.†	80	3,977
Exelixis, Inc.†	150	4,547
Five Prime Therapeutics, Inc.†	40	800
Gilead Sciences, Inc.	329	27,570
Illumina, Inc.†	3	698
Immunomedics, Inc.†	100	1,667
Incyte Corp.†	58	5,237
Intercept Pharmaceuticals, Inc.†	21	1,304
Lexicon Pharmaceuticals, Inc.†	140	1,537
Loxo Oncology, Inc.†	18	1,826
Matinas BioPharma Holdings, Inc.†	700	686
Medicines Co.†	60	1,988
Ovid therapeutics, Inc.†	130	1,105
PolarityTE, Inc.†	50	1,065
Puma Biotechnology, Inc.†	32	2,139
Radius Health, Inc.†	40	1,506
Regeneron Pharmaceuticals, Inc.†	2	733
Rexahn Pharmaceuticals, Inc.†	400	836
Savara, Inc.†	60	712
Seattle Genetics, Inc.†	60	3,138
Selecta Biosciences, Inc.†	110	1,005
Shire PLC ADR	167	23,387
Spectrum Pharmaceuticals, Inc.†	100	2,154
Theravance Biopharma, Inc.†	60	1,586
United Therapeutics Corp.†	36	4,644
Vertex Pharmaceuticals, Inc.†	324	54,066
WaVe Life Sciences, Ltd.†	30	1,200
ZIOPHARM Oncology, Inc.†	300	1,182

		281,495

Medical-Drugs — 3.4%
AbbVie, Inc.	150	16,833
Achaogen, Inc.†	110	1,207
Aclaris Therapeutics, Inc.†	50	1,106
Alkermes PLC†	90	5,145
Allergan PLC	85	15,322
Astellas Pharma, Inc.	2,400	31,657
Bayer AG	512	67,013
Bristol-Myers Squibb Co.	69	4,319
Conatus Pharmaceuticals, Inc.†	200	1,112
Corbus Pharmaceuticals Holdings, Inc.†	110	825
Eagle Pharmaceuticals, Inc.†	20	1,195
Eli Lilly & Co.	101	8,226
GlaxoSmithKline PLC ADR	813	30,496
Horizon Pharma PLC†	140	2,037
Ignyta, Inc.†	70	1,883
Johnson & Johnson	636	87,889
Jounce Therapeutics, Inc.†	40	967

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Merck & Co., Inc.	1,626	$96,341
Novartis AG	736	66,582
Novo Nordisk A/S, Class B	290	16,129
Pacira Pharmaceuticals, Inc.†	50	1,820
Pfizer, Inc.	2,764	102,379
Prestige Brands Holdings, Inc.†	80	3,346
Progenics Pharmaceuticals, Inc.†	240	1,404
Ra Pharmaceuticals, Inc.†	40	294
Roche Holding AG	224	55,221
Sanofi	383	33,819
Sucampo Pharmaceuticals, Inc., Class A†	70	1,257
Syros Pharmaceuticals, Inc.†	80	766
TESARO, Inc.†	31	2,091
TherapeuticsMD, Inc.†	200	1,176
Veru, Inc.†	600	714
Zoetis, Inc.	511	39,209

		699,780

Medical-Generic Drugs — 0.1%
Momenta Pharmaceuticals, Inc.†	160	2,720
Perrigo Co. PLC	109	9,878
Teligent, Inc.†	220	671

		13,269

Medical-HMO — 1.9%
Aetna, Inc.	372	69,497
Anthem, Inc.	252	62,458
Centene Corp.†	31	3,325
Cigna Corp.	301	62,713
Humana, Inc.	68	19,165
Tivity Health, Inc.†	60	2,325
UnitedHealth Group, Inc.	771	182,557

		402,040

Medical-Hospitals — 0.1%
Envision Healthcare Corp.†	124	4,463
HCA Healthcare, Inc.†	48	4,856
LifePoint Health, Inc.†	70	3,461
Tenet Healthcare Corp.†	120	2,266
Universal Health Services, Inc., Class B	16	1,944

		16,990

Medical-Outpatient/Home Medical — 0.0%
Almost Family, Inc.†	50	2,852

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	18	1,794
McKesson Corp.	20	3,378

		5,172

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	70	3,273

Metal-Copper — 0.1%
Antofagasta PLC	782	10,337
Southern Copper Corp.	43	2,088

		12,425

Metal-Diversified — 0.1%
Rio Tinto, Ltd.	165	10,218
South32, Ltd.	4,198	12,922

		23,140

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.†	270	1,849

393

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 0.5%
E.W. Scripps Co., Class A†	70	$1,121
Liberty Media Corp. - Liberty Formula One, Series C†	90	3,392
Time Warner, Inc.	130	12,395
Twenty-First Century Fox, Inc., Class A	602	22,214
Twenty-First Century Fox, Inc., Class B	593	21,639
Walt Disney Co.	324	35,209

		95,970

Networking Products — 0.5%
Arista Networks, Inc.†	4	1,103
Cisco Systems, Inc.	1,984	82,415
Infinera Corp.†	150	971
Lantronix, Inc.†	400	876
Telefonaktiebolaget LM Ericsson, Class B	1,458	9,363

		94,728

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	150	2,453
Waste Connections, Inc.	425	30,523

		32,976

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	200	2,822

Office Furnishings-Original — 0.0%
HNI Corp.	60	2,333
Steelcase, Inc., Class A	130	2,022

		4,355

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	180	4,252
Transocean, Ltd.†	270	2,913

		7,165

Oil Companies-Exploration & Production — 1.0%
Apache Corp.	113	5,070
Callon Petroleum Co.†	280	3,178
Canadian Natural Resources, Ltd.	655	22,368
CNX Resources Corp.†	200	2,802
Concho Resources, Inc.†	33	5,196
Continental Resources, Inc.†	111	6,164
Devon Energy Corp.	140	5,792
Diamondback Energy, Inc.†	94	11,797
Energen Corp.†	80	4,178
EOG Resources, Inc.	460	52,900
Hess Corp.	139	7,021
Noble Energy, Inc.	298	9,095
Occidental Petroleum Corp.	835	62,600
Parsley Energy, Inc., Class A†	140	3,304
Resolute Energy Corp.†	50	1,696
RSP Permian, Inc.†	90	3,571
Torchlight Energy Resources, Inc.†	700	847
WPX Energy, Inc.†	240	3,535
Zion Oil & Gas, Inc.†	400	844

		211,958

Oil Companies-Integrated — 1.3%
BP PLC ADR	79	3,380
Chevron Corp.	265	33,218
Exxon Mobil Corp.	1,032	90,094
Royal Dutch Shell PLC, Class B ADR	446	32,081
Statoil ASA	648	15,130

Security Description	Shares	Value (Note 2)
Oil Companies-Integrated (continued)
TOTAL SA	936	$54,194
TOTAL SA ADR	769	44,648

		272,745

Oil Refining & Marketing — 0.4%
Andeavor	168	18,171
DCC PLC	217	22,816
Marathon Petroleum Corp.	453	31,379

		72,366

Oil-Field Services — 0.1%
Baker Hughes a GE Co., LLC	181	5,819
C&J Energy Services, Inc.†	110	3,368
Mammoth Energy Services, Inc.†	70	1,607
MRC Global, Inc.†	120	2,158
Schlumberger, Ltd.	41	3,017

		15,969

Paper & Related Products — 0.3%
International Paper Co.	691	43,436
Stora Enso Oyj, Class R	1,157	19,852

		63,288

Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†	60	1,619
Express Scripts Holding Co.†	200	15,836

		17,455

Physical Therapy/Rehabilitation Centers — 0.0%
Catasys, Inc.†	200	994

Physicians Practice Management — 0.0%
MEDNAX, Inc.†	60	3,169

Pipelines — 0.4%
NextDecade Corp.†	280	1,913
Targa Resources Corp.	110	5,280
Tellurian, Inc.†	320	3,632
TransCanada Corp.	1,480	68,139

		78,964

Pollution Control — 0.0%
Hudson Technologies, Inc.†	160	1,005

Poultry — 0.0%
Pilgrim’s Pride Corp.†	60	1,666

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	121	16,450
SunPower Corp.†	110	872

		17,322

Private Equity — 0.0%
KKR & Co. LP	81	1,950

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	140	1,176
John Wiley & Sons, Inc., Class A	70	4,438

		5,614

Publishing-Periodicals — 0.0%
Meredith Corp.	40	2,646

Quarrying — 0.0%
Compass Minerals International, Inc.	40	2,916

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	110	1,380

394

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Radio (continued)
Liberty Media Corp. - Liberty SiriusXM, Series C†	90	$4,033

		5,413

Real Estate Investment Trusts — 1.8%
American Tower Corp.	366	54,058
Annaly Capital Management, Inc.	850	8,959
Apple Hospitality REIT, Inc.	210	4,093
AvalonBay Communities, Inc.	24	4,090
CIM Commercial Trust Corp.	150	2,557
Colony NorthStar, Inc., Class A	350	3,143
CoreCivic, Inc.	200	4,642
CoreSite Realty Corp.	47	5,091
Crown Castle International Corp.	590	66,534
CubeSmart	90	2,478
EPR Properties	82	4,843
Equinix, Inc.	25	11,380
Equity Residential	258	15,895
GGP, Inc.	187	4,307
Great Portland Estates PLC	1,068	10,084
Healthcare Trust of America, Inc., Class A	210	5,798
Hospitality Properties Trust	160	4,546
Hudson Pacific Properties, Inc.	140	4,476
JBG SMITH Properties	164	5,535
Kilroy Realty Corp.	85	6,062
Lamar Advertising Co., Class A	80	5,760
LTC Properties, Inc.	70	2,869
Medical Properties Trust, Inc.	430	5,624
National Retail Properties, Inc.	140	5,555
Omega Healthcare Investors, Inc.	150	4,056
Orchid Island Capital, Inc.	360	2,729
OUTFRONT Media, Inc.	140	3,136
Paramount Group, Inc.	320	4,810
Park Hotels & Resorts, Inc.	240	6,938
Physicians Realty Trust	180	2,934
Piedmont Office Realty Trust, Inc., Class A	260	5,075
Prologis, Inc.	143	9,311
Quality Care Properties, Inc.†	100	1,350
Regency Centers Corp.	75	4,718
RLJ Lodging Trust	180	4,162
Sabra Health Care REIT, Inc.	160	2,896
SBA Communications Corp.†	7	1,222
Scentre Group	4,999	16,717
Senior Housing Properties Trust	250	4,332
SL Green Realty Corp.	46	4,624
Starwood Property Trust, Inc.	270	5,505
Summit Hotel Properties, Inc.	150	2,323
Unibail-Rodamco SE	86	22,059
VEREIT, Inc.	750	5,400
Vornado Realty Trust	66	4,731
Weyerhaeuser Co.	438	16,443

		383,850

Real Estate Management/Services — 0.0%
Redfin Corp.†	80	1,624

Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	33	4,157
Maui Land & Pineapple Co., Inc.†	120	1,650
Mitsui Fudosan Co., Ltd.	700	18,322
RMR Group, Inc., Class A	30	1,942
St. Joe Co.†	120	2,256

Security Description	Shares	Value (Note 2)
Real Estate Operations & Development (continued)
Transcontinental Realty Investors, Inc.†	50	$1,634

		29,961

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	2,374	16,020

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	25	5,464

Retail-Apparel/Shoe — 0.4%
Burlington Stores, Inc.†	50	6,086
Caleres, Inc.	110	3,260
L Brands, Inc.	220	11,020
lululemon athletica, Inc.†	60	4,693
Ross Stores, Inc.	631	51,988
Tapestry, Inc.	136	6,397

		83,444

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	100	2,687

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	7	5,358
O’Reilly Automotive, Inc.†	30	7,941

		13,299

Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	60	3,131

Retail-Building Products — 0.6%
Floor & Decor Holdings, Inc., Class A†	50	2,345
Foundation Building Materials, Inc.†	110	1,631
Home Depot, Inc.	444	89,199
Kingfisher PLC	6,252	30,803
Lowe’s Cos., Inc.	57	5,970

		129,948

Retail-Catalog Shopping — 0.0%
Liberty Interactive Corp. QVC Group, Class A†	40	1,124
MSC Industrial Direct Co., Inc., Class A	57	5,351

		6,475

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	21	2,543

Retail-Discount — 0.7%
Costco Wholesale Corp.	105	20,462
Dollar General Corp.	593	61,150
Ollie’s Bargain Outlet Holdings, Inc.†	60	3,333
Walmart, Inc.	610	65,026

		149,971

Retail-Drug Store — 0.3%
CVS Health Corp.	618	48,630
Walgreens Boots Alliance, Inc.	161	12,117

		60,747

Retail-Gardening Products — 0.0%
Tractor Supply Co.	91	6,939

Retail-Home Furnishings — 0.0%
La-Z-Boy, Inc.	50	1,508

Retail-Major Department Stores — 0.2%
Kering	52	26,328
TJX Cos., Inc.	98	7,871

		34,199

395

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Office Supplies — 0.0%
Office Depot, Inc.	500	$1,625

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	19	4,220

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	30	1,356

Retail-Restaurants — 0.6%
Domino’s Pizza, Inc.	23	4,987
Jack in the Box, Inc.	49	4,458
McDonald’s Corp.	180	30,805
Papa John’s International, Inc.	40	2,596
Restaurant Brands International, Inc.	99	5,979
Sonic Corp.	90	2,326
Starbucks Corp.	223	12,669
Yum! Brands, Inc.	704	59,551

		123,371

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	110	4,301
Sumitomo Rubber Industries, Ltd.	500	9,696

		13,997

Satellite Telecom — 0.1%
Eutelsat Communications SA	465	10,230
Globalstar, Inc.†	800	840

		11,070

Savings & Loans/Thrifts — 0.1%
Beneficial Bancorp, Inc.	240	3,900
Capitol Federal Financial, Inc.	370	4,840
Investors Bancorp, Inc.	450	6,160
Meta Financial Group, Inc.	14	1,638
TFS Financial Corp.	260	3,801

		20,339

Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	60	5,892
Capella Education Co.	23	1,830
Grand Canyon Education, Inc.†	39	3,626

		11,348

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	45	4,134
Cirrus Logic, Inc.†	70	3,470
Marvell Technology Group, Ltd.	564	13,158
Maxim Integrated Products, Inc.	358	21,838
MaxLinear, Inc.†	130	3,353
Power Integrations, Inc.	52	3,884
QUALCOMM, Inc.	784	53,508
Renesas Electronics Corp.†	800	9,402
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,090	49,388

		162,135

Semiconductor Equipment — 0.5%
Aehr Test Systems†	300	780
Applied Materials, Inc.	364	19,521
ASML Holding NV (Euronext Amsterdam)	117	23,707
ASML Holding NV (NASDAQ)	32	6,495
Brooks Automation, Inc.	80	2,232
KLA-Tencor Corp.	102	11,199
Lam Research Corp.	6	1,149

Security Description	Shares	Value (Note 2)
Semiconductor Equipment (continued)
MKS Instruments, Inc.	34	$3,478
Tokyo Electron, Ltd.	200	37,483

		106,044

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	113	5,520

Software Tools — 0.1%
VMware, Inc., Class A†	79	9,779

Steel Pipe & Tube — 0.0%
Atkore International Group, Inc.†	90	2,104
TimkenSteel Corp.†	90	1,457

		3,561

Steel-Producers — 0.1%
AK Steel Holding Corp.†	300	1,518
Commercial Metals Co.	140	3,366
Reliance Steel & Aluminum Co.	77	6,744
Ryerson Holding Corp.†	140	1,400
Shiloh Industries, Inc.†	220	1,639
United States Steel Corp.	90	3,367

		18,034

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	130	2,766
Finisar Corp.†	110	1,976
Oclaro, Inc.†	280	1,663
Viavi Solutions, Inc.†	240	2,059

		8,464

Telecom Services — 0.0%
Aviat Networks, Inc.†	60	976

Telecommunication Equipment — 0.0%
ARRIS International PLC†	150	3,795

Telephone-Integrated — 1.2%
AT&T, Inc.	294	11,010
General Communication, Inc., Class A†	60	2,516
Nippon Telegraph & Telephone Corp.	1,200	57,060
SoftBank Group Corp.	200	16,451
TDC A/S	3,802	25,376
Telecom Italia SpA RSP	16,556	12,654
Telefonica Deutschland Holding AG	4,047	20,450
Telefonica SA	1,856	19,017
Telephone & Data Systems, Inc.	100	2,743
Verizon Communications, Inc.	1,568	84,782

		252,059

Television — 0.0%
Nexstar Media Group, Inc., Class A	40	3,004
Sinclair Broadcast Group, Inc., Class A	60	2,226
TEGNA, Inc.	200	2,894

		8,124

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	13	3,654

Textile-Products — 0.0%
Culp, Inc.	50	1,590

Theaters — 0.0%
Cinemark Holdings, Inc.	90	3,312

Therapeutics — 0.0%
Cara Therapeutics, Inc.†	70	1,027

396

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Therapeutics (continued)
Xencor, Inc.†	60	$1,365

		2,392

Tobacco — 0.7%
Altria Group, Inc.	189	13,294
British American Tobacco PLC	99	6,774
Philip Morris International, Inc.	1,089	116,774
Vector Group, Ltd.	100	2,130

		138,972

Tools-Hand Held — 0.3%
Stanley Black & Decker, Inc.	418	69,484

Transport-Marine — 0.0%
Kirby Corp.†	70	5,243

Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	26	4,811
Central Japan Railway Co.	100	18,915
CSX Corp.	149	8,459
Union Pacific Corp.	167	22,295

		54,480

Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	184	16,829
FedEx Corp.	58	15,224
Hub Group, Inc., Class A†	90	4,324
United Parcel Service, Inc., Class B	318	40,488

		76,865

Vitamins & Nutrition Products — 0.0%
Natural Health Trends Corp.	30	484
USANA Health Sciences, Inc.†	30	2,239

		2,723

Water — 0.1%
American Water Works Co., Inc.	225	18,713

Web Hosting/Design — 0.0%
Endurance International Group Holdings, Inc.†	160	1,328
NIC, Inc.	120	1,992

		3,320

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	75	88,667
Alphabet, Inc., Class C†	147	171,981
Baidu, Inc. ADR†	71	17,531
Yahoo Japan Corp.	2,900	13,946

		292,125

Wire & Cable Products — 0.1%
Prysmian SpA	447	15,728

Wireless Equipment — 0.2%
GN Store Nord A/S	626	21,116
Gogo, Inc.†	150	1,446
InterDigital, Inc.	39	3,044
Quantenna Communications, Inc.†	40	550
Ubiquiti Networks, Inc.†	70	5,647
ViaSat, Inc.†	40	3,025

		34,828

Total Common Stocks (cost $15,115,493)		16,189,839

Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.1%
NextEra Energy, Inc. 6.12%	130	$7,353

Gas-Distribution — 0.0%
Sempra Energy 6.00%	44	4,400

Medical Products — 0.0%
Becton Dickinson and Co. 6.13%	67	4,202

Total Convertible Preferred Securities (cost $15,419)		15,955

U.S. CORPORATE BONDS & NOTES — 6.8%
Airlines — 0.0%
Delta Air Lines, Inc. Senior Notes 2.60% due 12/04/2020	$5,000	4,958

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	25,090

Auto-Cars/Light Trucks — 0.1%
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	25,000	25,181

Banks-Super Regional — 0.5%
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	35,000	34,798
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	75,000	75,044

		109,842

Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	75,000	74,760

Computers — 0.2%
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	49,736

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	5,000	4,974

Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	25,000	25,186

Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	75,000	76,439
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	75,000	76,583

397

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	$75,000	$74,482
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	75,000	75,675
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	74,190

		377,369

Diversified Manufacturing Operations — 0.4%
General Electric Co. Senior Notes 2.70% due 10/09/2022	75,000	73,592

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	25,000	24,494

Electric-Integrated — 0.6%
Berkshire Hathaway Energy Co. Senior Bonds 3.80% due 07/15/2048*	25,000	24,800
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	46,565
Eversource Energy Senior Bonds 3.30% due 01/15/2028	5,000	4,907
Exelon Corp. Senior Notes 3.40% due 04/15/2026	25,000	24,697
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	25,899

		126,868

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.20% due 01/15/2021*	10,000	9,710

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	25,000	24,217

Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 3.85% due 11/21/2022	18,000	18,280

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	15,000	14,825

Gas-Distribution — 0.3%
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	25,000	24,894

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution (continued)
Sempra Energy Senior Notes 2.90% due 02/01/2023	$35,000	$34,681

		59,575

Insurance-Life/Health — 0.1%
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	25,804

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	15,000	14,904

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	50,000	49,260

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	25,000	24,569

Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	25,000	24,862
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	50,000	57,834

		82,696

Medical-Hospitals — 0.1%
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	10,088

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. Senior Notes 4.88% due 03/15/2044	15,000	16,124

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	5,000	4,929

Real Estate Investment Trusts — 0.1%
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	5,000	4,866
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	5,000	4,917

		9,783

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	25,000	24,780
Verizon Communications, Inc. Senior Notes 5.50% due 03/16/2047	50,000	56,658

		81,438

398

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.2%
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022*	$50,000	$49,112

Total U.S. Corporate Bonds & Notes (cost $1,431,003)		1,417,364

FOREIGN CORPORATE BONDS & NOTES — 1.0%
Banks-Commercial — 0.2%
Toronto-Dominion Bank Senior Notes 2.50% due 12/14/2020	50,000	49,838

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	1,967

Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	53,334

Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 2.52% due 09/19/2022	25,000	24,637
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022*	50,000	52,950
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	25,000	25,104

		102,691

Total Foreign Corporate Bonds & Notes (cost $208,511)		207,830

U.S. GOVERNMENT AGENCIES — 0.8%
Federal National Mtg. Assoc. — 0.8%
1.25% due 08/17/2021 (cost $169,945)	175,000	167,932

U.S. GOVERNMENT TREASURIES — 10.9%
United States Treasury Bonds — 3.4%
2.50% due 02/15/2045	13,000	11,943
2.50% due 02/15/2046	15,000	13,737
2.50% due 05/15/2046	17,200	15,738
2.75% due 08/15/2042	15,000	14,573
2.75% due 11/15/2042	25,000	24,270
2.75% due 08/15/2047	160,000	153,837
2.75% due 11/15/2047	23,300	22,414
2.88% due 08/15/2045	11,000	10,872
3.00% due 05/15/2042	10,000	10,163
3.00% due 11/15/2044	17,000	17,218
3.00% due 05/15/2045	9,000	9,113
3.00% due 11/15/2045	10,000	10,124
3.00% due 05/15/2047	19,200	19,409
3.13% due 11/15/2041	121,000	125,632
3.13% due 02/15/2042	11,000	11,421
3.13% due 02/15/2043	17,000	17,630
3.13% due 08/15/2044	17,000	17,615
3.38% due 05/15/2044	17,000	18,395
3.50% due 02/15/2039	16,000	17,610
3.63% due 08/15/2043	16,000	18,025

Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
3.63% due 02/15/2044	$16,000	$18,036
3.75% due 11/15/2043	16,000	18,391
4.25% due 11/15/2040	10,000	12,268
4.38% due 05/15/2040	5,000	6,224
4.38% due 05/15/2041	10,000	12,509
4.50% due 02/15/2036	2,000	2,483
4.50% due 05/15/2038	20,000	25,102
4.63% due 02/15/2040	10,000	12,854
4.75% due 02/15/2037	4,000	5,142
5.38% due 02/15/2031	21,500	27,697
5.50% due 08/15/2028	7,000	8,777

		709,222

United States Treasury Notes — 7.5%
0.75% due 04/15/2018	13,900	13,881
1.00% due 03/15/2019	260,000	257,156
1.38% due 12/15/2019	120,000	118,345
1.38% due 04/30/2020	165,000	162,016
1.38% due 09/15/2020	380,000	371,554
1.63% due 08/31/2022	150,000	144,334
1.75% due 09/30/2019	55,000	54,693
1.75% due 12/31/2020	40,000	39,381
1.88% due 09/30/2022	195,000	189,546
2.13% due 12/31/2022	85,000	83,416
2.25% due 08/15/2027	140,000	134,449

		1,568,771

Total U.S. Government Treasuries (cost $2,306,560)		2,277,993

MUNICIPAL BONDS & NOTES — 0.8%
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	26,448
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	25,000	30,914
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	4,837
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	77,612
Virginia Commonwealth University Health System Authority Revenue Bonds 4.96% due 01/01/2044	25,000	28,556

Total Municipal Bonds & Notes (cost $166,180)		168,367

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Regional Authority — 0.7%
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	75,000	72,944
Province of Ontario, Canada Notes 2.20% due 10/03/2022	75,000	72,942

Total Foreign Government Obligations (cost $149,547)		145,886

399

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 0.1%
Altaba, Inc. (cost $9,559)	136	$10,864

Total Long-Term Investment Securities (cost $19,572,217)		20,602,030

SHORT-TERM INVESTMENT SECURITIES — 3.2%
Registered Investment Companies — 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25%(1)	667,716	667,716
T. Rowe Price Treasury Reserve Fund 1.31%(1)	1,004	1,004

Total Short-Term Investment Securities (cost $668,720)		668,720

TOTAL INVESTMENTS (cost $20,240,937)(2)	101.9%	21,270,750
Liabilities in excess of other assets	(1.9)	(401,694)

NET ASSETS	100.0%	$20,869,056

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $215,646 representing 1.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of January 31, 2018.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

GDR — Global Depositary Receipt

NASDAQ — National Association of Securities Dealers Automated Quotations

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$16,189,839	$—	$—	$16,189,839
Convertible Preferred Securities	15,955	—	—	15,955
U.S. Corporate Bonds & Notes	—	1,417,364	—	1,417,364
Foreign Corporate Bonds & Notes	—	207,830	—	207,830
U.S. Government Agencies	—	167,932	—	167,932
U.S. Government Treasuries	—	2,277,993	—	2,277,993
Municipal Bonds & Notes	—	168,367	—	168,367
Foreign Government Obligations	—	145,886	—	145,886
Registered Investment Companies	10,864	—	—	10,864
Short-Term Investment Securities	668,720	—	—	668,720

Total Investments at Value	$16,885,378	$4,385,372	$—	$21,270,750

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

400

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (unaudited)

Industry Allocation*

Registered Investment Companies	12.6%
United States Treasury Notes	6.3
Federal National Mtg. Assoc.	5.2
Diversified Banking Institutions	3.9
Banks-Commercial	3.0
Medical-Drugs	2.9
Applications Software	2.5
United States Treasury Bonds	2.4
E-Commerce/Products	2.3
Government National Mtg. Assoc.	2.0
Diversified Financial Services	2.0
Real Estate Investment Trusts	1.8
Banks-Super Regional	1.5
Insurance-Multi-line	1.5
Telephone-Integrated	1.5
Medical-HMO	1.5
Electric-Integrated	1.5
Web Portals/ISP	1.4
Oil Companies-Integrated	1.3
Internet Content-Entertainment	1.3
Finance-Credit Card	1.3
Aerospace/Defense	1.2
Medical-Biomedical/Gene	1.1
Electronic Components-Semiconductors	1.1
Medical Products	1.0
Oil Companies-Exploration & Production	0.9
Insurance-Life/Health	0.9
Airlines	0.9
Computers	0.9
Cable/Satellite TV	0.9
Diagnostic Equipment	0.8
Auto-Cars/Light Trucks	0.8
E-Commerce/Services	0.8
Chemicals-Diversified	0.8
Food-Misc./Diversified	0.7
Semiconductor Components-Integrated Circuits	0.7
Diversified Manufacturing Operations	0.7
Tobacco	0.7
Cosmetics & Toiletries	0.6
Gas-Distribution	0.6
Medical Instruments	0.6
Commercial Services-Finance	0.5
Machinery-Electrical	0.5
Food-Meat Products	0.5
Insurance Brokers	0.5
Auto/Truck Parts & Equipment-Original	0.5
Municipal Bonds & Notes	0.5
Cellular Telecom	0.5
Electronic Measurement Instruments	0.5
Insurance-Reinsurance	0.5
Pipelines	0.4
Retail-Restaurants	0.4
Internet Application Software	0.4
Semiconductor Equipment	0.4
Retail-Discount	0.4
Retail-Building Products	0.4
Insurance-Property/Casualty	0.4
Banks-Fiduciary	0.4
Paper & Related Products	0.4
Finance-Investment Banker/Broker	0.4
Oil Refining & Marketing	0.3

Networking Products	0.3%
Electronic Components-Misc.	0.3
Machinery-General Industrial	0.3
Finance-Other Services	0.3
Federal Home Loan Mtg. Corp.	0.3
Regional Authority	0.3
Import/Export	0.3
Instruments-Controls	0.3
Electric-Generation	0.3
Medical-Hospitals	0.3
Retail-Apparel/Shoe	0.3
Diversified Minerals	0.3
Aerospace/Defense-Equipment	0.3
Cruise Lines	0.3
Hotels/Motels	0.3
Retail-Drug Store	0.3
Building-Residential/Commercial	0.2
Beverages-Non-alcoholic	0.2
Dialysis Centers	0.2
Data Processing/Management	0.2
Transport-Services	0.2
Metal-Diversified	0.2
Multimedia	0.2
Entertainment Software	0.2
Retail-Auto Parts	0.2
Apparel Manufacturers	0.2
Audio/Video Products	0.2
Chemicals-Specialty	0.2
Tools-Hand Held	0.2
Beverages-Wine/Spirits	0.2
Computer Services	0.2
Containers-Paper/Plastic	0.2
Transport-Rail	0.2
Pharmacy Services	0.2
Industrial Gases	0.2
Retail-Major Department Stores	0.2
Diversified Operations	0.2
Finance-Leasing Companies	0.2
Brewery	0.2
Rental Auto/Equipment	0.2
Sovereign	0.2
Enterprise Software/Service	0.2
Satellite Telecom	0.2
Auto-Heavy Duty Trucks	0.2
Advertising Agencies	0.1
Containers-Metal/Glass	0.1
Investment Management/Advisor Services	0.1
Machine Tools & Related Products	0.1
Wireless Equipment	0.1
Food-Catering	0.1
Gold Mining	0.1
Agricultural Operations	0.1
Food-Retail	0.1
Insurance-Mutual	0.1
Real Estate Operations & Development	0.1
Building Products-Air & Heating	0.1
Finance-Consumer Loans	0.1
Schools	0.1
Steel-Producers	0.1
Federal Home Loan Bank	0.1
Building & Construction Products-Misc.	0.1
Coatings/Paint	0.1
Consumer Products-Misc.	0.1

401

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Agricultural Chemicals	0.1%
Internet Security	0.1
Metal-Copper	0.1
Hazardous Waste Disposal	0.1
Electric Products-Misc.	0.1
Oil-Field Services	0.1
Commercial Services	0.1
Computer Aided Design	0.1
Human Resources	0.1
Building Products-Cement	0.1
Transport-Equipment & Leasing	0.1
Machinery-Construction & Mining	0.1
Wire & Cable Products	0.1
E-Marketing/Info	0.1
Engineering/R&D Services	0.1
Advertising Sales	0.1
Coal	0.1
Independent Power Producers	0.1
Banks-Special Purpose	0.1
Distribution/Wholesale	0.1
Electronic Connectors	0.1
Medical Labs & Testing Services	0.1
Electric-Transmission	0.1
Telecom Services	0.1
Banks-Money Center	0.1
Retail-Mail Order	0.1
Television	0.1

100.2%

*	Calculated as a percentage of net assets

402

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 56.4%
Advertising Agencies — 0.1%
WPP PLC	89,188	$1,618,377

Advertising Sales — 0.1%
Stroeer SE & Co. KGaA	10,947	842,657

Aerospace/Defense — 1.1%
Boeing Co.	28,154	9,976,933
Meggitt PLC	220,234	1,451,549
Northrop Grumman Corp.	5,344	1,819,792
Raytheon Co.	86	17,969
Rockwell Collins, Inc.	322	44,594

		13,310,837

Aerospace/Defense-Equipment — 0.3%
Harris Corp.	14,054	2,239,927
L3 Technologies, Inc.	896	190,364
United Technologies Corp.	6,323	872,637

		3,302,928

Agricultural Biotech — 0.0%
Calyxt, Inc.†	257	6,695

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	26,797	1,137,264
Incitec Pivot, Ltd.	6,000	18,034
Nutrien, Ltd.†	606	31,718
Yara International ASA	685	32,922

		1,219,938

Agricultural Operations — 0.1%
Bunge, Ltd.	20,456	1,624,820

Airlines — 0.7%
Alaska Air Group, Inc.	7,218	474,439
American Airlines Group, Inc.	88,156	4,788,634
Delta Air Lines, Inc.	44,811	2,543,920
United Continental Holdings, Inc.†	10,580	717,536

		8,524,529

Apparel Manufacturers — 0.2%
Burberry Group PLC	59,827	1,341,287
Moncler SpA	36,539	1,203,987

		2,545,274

Applications Software — 2.4%
CDK Global, Inc.	4,343	309,612
Intuit, Inc.	14,981	2,515,310
Microsoft Corp.	202,449	19,234,680
Red Hat, Inc.†	16,287	2,139,786
salesforce.com, Inc.†	35,376	4,029,680
ServiceNow, Inc.†	16,344	2,433,131

		30,662,199

Athletic Footwear — 0.0%
NIKE, Inc., Class B	7,119	485,658

Audio/Video Products — 0.2%
Panasonic Corp.	116,100	1,721,772
Sony Corp.	16,100	768,205

		2,489,977

Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG	8,179	933,922
Ferrari NV	3,765	449,917
Honda Motor Co., Ltd.	45,700	1,601,614
Suzuki Motor Corp.	23,300	1,329,233

Security Description	Shares	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Tesla, Inc.†	3,528	$1,250,006
Toyota Motor Corp.	37,600	2,576,239

		8,140,931

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	8,441	629,361

Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.	11,300	659,348
Aptiv PLC	4,366	414,246
Autoliv, Inc. SDR	8,737	1,316,110
GKN PLC	137,656	826,366
Koito Manufacturing Co., Ltd.	7,300	512,879
Magna International, Inc.	46,597	2,663,019

		6,391,968

Banks-Commercial — 2.0%
ABN AMRO Group NV CVA*	23,856	808,286
Australia & New Zealand Banking Group, Ltd.	90,369	2,081,176
Commerzbank AG†	35,924	591,326
Danske Bank A/S	35,727	1,451,251
DBS Group Holdings, Ltd.	107,000	2,153,377
DNB ASA	126,330	2,563,013
Erste Group Bank AG	23,753	1,195,251
First Republic Bank	6,903	618,164
ING Groep NV	145,157	2,852,877
Intesa Sanpaolo SpA	457,627	1,795,691
National Bank of Canada	36,700	1,904,820
Nordea Bank AB	195,511	2,412,656
Standard Chartered PLC†	86,157	1,002,616
Sumitomo Mitsui Trust Holdings, Inc.	33,400	1,385,012
Svenska Handelsbanken AB, Class A	140,089	2,038,250
United Overseas Bank, Ltd.	52,500	1,097,786

		25,951,552

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	22,391	1,269,570
Citizens Financial Group, Inc.	8,510	390,609
State Street Corp.	26,652	2,936,251

		4,596,430

Banks-Super Regional — 1.3%
Capital One Financial Corp.	3,181	330,697
Fifth Third Bancorp	75,406	2,495,938
KeyCorp	100,434	2,149,288
PNC Financial Services Group, Inc.	13,786	2,178,464
SunTrust Banks, Inc.	2,657	187,850
US Bancorp	24,991	1,427,986
Wells Fargo & Co.	115,758	7,614,561

		16,384,784

Batteries/Battery Systems — 0.0%
W-Scope Corp.	600	11,800

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	19,767	940,712
Dr Pepper Snapple Group, Inc.	4,869	581,115
Monster Beverage Corp.†	1,726	117,765
PepsiCo, Inc.	10,683	1,285,165

		2,924,757

403

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	2,424	$531,995
Diageo PLC	52,324	1,881,450

		2,413,445

Brewery — 0.1%
Kirin Holdings Co., Ltd.	26,700	665,482

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	13,326	945,213

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	40,106	1,569,348

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	1,036	236,384
Vulcan Materials Co.	4,281	579,647

		816,031

Building Products-Wood — 0.0%
Masco Corp.	2,020	90,213

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	18,957	1,187,846
Lennar Corp., Class B	102	5,165
Persimmon PLC	44,952	1,596,903

		2,789,914

Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	3,805	1,435,436
Comcast Corp., Class A	48,053	2,043,694
Liberty Broadband Corp., Class C†	5,655	540,335
Liberty Global PLC, Class A†	18,775	701,810

		4,721,275

Casino Hotels — 0.0%
Caesars Entertainment Corp.†	15,551	216,936
MGM Resorts International	5,733	208,968
Wynn Resorts, Ltd.	167	27,654

		453,558

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	39,750	743,325
Telstra Corp., Ltd.	107,010	316,459
Vodafone Group PLC ADR	80,350	2,588,877

		3,648,661

Chemicals-Diversified — 0.8%
Akzo Nobel NV	432	40,451
Asahi Kasei Corp.	115,600	1,508,402
BASF SE	13,347	1,562,973
Covestro AG*	7,988	918,162
Croda International PLC	696	44,312
DowDuPont, Inc.	43,497	3,287,503
Johnson Matthey PLC	23,433	1,151,188
Koninklijke DSM NV	352	36,369
Olin Corp.	534	19,908
Orion Engineered Carbons SA	515	15,167
PPG Industries, Inc.	4,756	564,680
Symrise AG	312	26,093
Tosoh Corp.	15,800	361,821

		9,537,029

Security Description	Shares	Value (Note 2)
Chemicals-Specialty — 0.1%
GCP Applied Technologies, Inc.†	480	$16,032
SGL Carbon AG†	620	9,645
Umicore SA	24,683	1,298,129
Valvoline, Inc.	4,420	108,953
Victrex PLC	651	23,589

		1,456,348

Coal — 0.0%
Warrior Met Coal, Inc.	549	15,356

Coatings/Paint — 0.1%
Axalta Coating Systems, Ltd.†	235	7,402
RPM International, Inc.	3,672	191,678
Sherwin-Williams Co.	2,796	1,166,240

		1,365,320

Commercial Services — 0.1%
Cintas Corp.	1,834	308,937
CoStar Group, Inc.†	499	172,709
Nielsen Holdings PLC	3,957	148,032

		629,678

Commercial Services-Finance — 0.5%
Equifax, Inc.	1,448	180,899
FleetCor Technologies, Inc.†	4,258	904,825
Global Payments, Inc.	11,013	1,231,033
IHS Markit, Ltd.†	430	20,524
PayPal Holdings, Inc.†	32,876	2,804,980
S&P Global, Inc.	4,522	818,934
TransUnion†	2,222	131,898
Worldpay, Inc., Class A†	9,715	780,212

		6,873,305

Computer Aided Design — 0.1%
Synopsys, Inc.†	12,080	1,118,729

Computer Services — 0.2%
Accenture PLC, Class A	5,517	886,582
Infosys, Ltd. ADR	63,550	1,144,535

		2,031,117

Computers — 0.6%
Apple, Inc.	44,089	7,381,821
Hewlett Packard Enterprise Co.	27,044	443,522

		7,825,343

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	3,938	460,746
Samsonite International SA	206,100	893,149

		1,353,895

Containers-Metal/Glass — 0.1%
Ball Corp.	23,171	886,986
Vidrala SA	257	26,132

		913,118

Containers-Paper/Plastic — 0.1%
Amcor, Ltd.	92,308	1,082,999
Graphic Packaging Holding Co.	743	11,999
Orora, Ltd.	8,461	22,226

		1,117,224

Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	3,807	282,632
Coty, Inc., Class A	4,782	93,775
Estee Lauder Cos., Inc., Class A	757	102,165

404

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)
L’Oreal SA	8,289	$1,884,320
Pola Orbis Holdings, Inc.	15,500	606,256
Procter & Gamble Co.	11,716	1,011,559
Unilever PLC	73,639	4,182,252

		8,162,959

Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	24,603	1,494,386
Royal Caribbean Cruises, Ltd.	7,950	1,061,723

		2,556,109

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	14,095	1,442,764
Fiserv, Inc.†	9,545	1,344,318

		2,787,082

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,870	174,525

Diagnostic Equipment — 0.7%
Abbott Laboratories	19,271	1,197,885
Danaher Corp.	41,926	4,246,265
Thermo Fisher Scientific, Inc.	15,715	3,521,889

		8,966,039

Dialysis Centers — 0.2%
DaVita, Inc.†	392	30,592
Fresenius SE & Co. KGaA	34,654	3,032,378

		3,062,970

Diamonds/Precious Stones — 0.0%
Lucara Diamond Corp.	12,560	26,039
Petra Diamonds, Ltd.†	30,214	25,740

		51,779

Distribution/Wholesale — 0.0%
HD Supply Holdings, Inc.†	4,090	159,060

Diversified Banking Institutions — 2.7%
Bank of America Corp.	27,891	892,512
Barclays PLC ADR	29,400	334,278
BNP Paribas SA	36,342	3,005,019
Citigroup, Inc.	68,576	5,381,844
JPMorgan Chase & Co.	105,162	12,164,089
Lloyds Banking Group PLC	1,931,174	1,905,948
Macquarie Group, Ltd.	16,443	1,366,448
Mitsubishi UFJ Financial Group, Inc.	269,000	2,022,490
Morgan Stanley	134,939	7,630,800

		34,703,428

Diversified Manufacturing Operations — 0.5%
3M Co.	1,262	316,131
A.O. Smith Corp.	2,374	158,536
ALS, Ltd.	4,595	25,807
Carlisle Cos., Inc.	204	23,299
General Electric Co.	29,378	475,042
Illinois Tool Works, Inc.	1,539	267,278
Pentair PLC	4,865	347,848
Siemens AG	24,912	3,778,346
Textron, Inc.	9,927	582,417

		5,974,704

Security Description	Shares	Value (Note 2)
Diversified Minerals — 0.3%
Anglo American PLC	5,163	$125,252
BHP Billiton PLC	54,462	1,209,408
BHP Billiton, Ltd.	24,331	592,099
Independence Group NL	305,395	1,237,819
Lundin Mining Corp.	16,746	121,034
Nittetsu Mining Co., Ltd.	200	14,381
Sumitomo Metal Mining Co., Ltd.	1,100	51,468
Teck Resources, Ltd., Class B	3,530	102,547
US Silica Holdings, Inc.	39	1,298
Western Areas, Ltd.	9,974	26,522

		3,481,828

Diversified Operations — 0.2%
CK Hutchison Holdings, Ltd.	145,000	1,957,393

E-Commerce/Products — 2.2%
Alibaba Group Holding, Ltd. ADR†	39,423	8,053,725
Amazon.com, Inc.†	13,840	20,080,317

		28,134,042

E-Commerce/Services — 0.7%
Ctrip.com International, Ltd. ADR†	5,985	279,978
Priceline Group, Inc.†	4,347	8,311,682

		8,591,660

E-Marketing/Info — 0.1%
CyberAgent, Inc.	21,300	921,888

Electric Products-Misc. — 0.1%
Legrand SA	14,257	1,186,306

Electric-Generation — 0.3%
E.ON SE	51,848	544,522
Electric Power Development Co., Ltd.	39,700	1,125,506
Engie SA	104,413	1,812,282
Sembcorp Industries, Ltd.	85,200	220,826

		3,703,136

Electric-Integrated — 0.8%
American Electric Power Co., Inc.	3,128	215,144
DTE Energy Co.	7,204	761,031
Entergy Corp.	9,204	724,263
Eversource Energy	22,266	1,404,762
NextEra Energy, Inc.	21,463	3,400,168
PG&E Corp.	14,911	632,674
Southern Co.	32,986	1,487,998
SSE PLC	31,270	579,181
Westar Energy, Inc.	20,121	1,039,451

		10,244,672

Electric-Transmission — 0.0%
Red Electrica Corp. SA	1,486	31,493

Electronic Components-Misc. — 0.3%
Corning, Inc.	7,453	232,683
Koninklijke Philips NV	67,757	2,764,304
Omron Corp.	21,000	1,309,975

		4,306,962

Electronic Components-Semiconductors — 1.0%
Broadcom, Ltd.	26,458	6,562,378
Intel Corp.	5,638	271,413
Microchip Technology, Inc.	13,457	1,281,376
Micron Technology, Inc.†	5,454	238,449

405

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Samsung Electronics Co., Ltd.	855	$1,997,682
Texas Instruments, Inc.	19,068	2,091,188
Xilinx, Inc.	2,374	173,349

		12,615,835

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	6,798	696,999

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	22,332	1,639,839
Fortive Corp.	22,408	1,703,456
Keysight Technologies, Inc.†	25,187	1,176,737

		4,520,032

Electronic Security Devices — 0.0%
Allegion PLC	2,152	185,309

Energy-Alternate Sources — 0.0%
Siemens Gamesa Renewable Energy SA	594	9,270
Vestas Wind Systems A/S	135	9,211

		18,481

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	287	19,935
WorleyParsons, Ltd.†	71,408	836,064

		855,999

Enterprise Software/Service — 0.1%
Black Knight, Inc.†	2,438	120,681
Workday, Inc., Class A†	7,440	891,982

		1,012,663

Entertainment Software — 0.2%
Activision Blizzard, Inc.	11,121	824,400
Electronic Arts, Inc.†	13,760	1,746,969

		2,571,369

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	11,700	348,309

Finance-Consumer Loans — 0.1%
Synchrony Financial	39,300	1,559,424

Finance-Credit Card — 1.1%
Credit Saison Co., Ltd.	38,800	704,776
Mastercard, Inc., Class A	34,301	5,796,869
Visa, Inc., Class A	56,149	6,975,390

		13,477,035

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	22,263	1,187,508
Close Brothers Group PLC	9,907	221,406
Raymond James Financial, Inc.	1,212	116,825
TD Ameritrade Holding Corp.	55,518	3,097,349

		4,623,088

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	140,200	$904,102

Finance-Mortgage Loan/Banker — 0.0%
FNF Group	3,605	140,523

Finance-Other Services — 0.3%
CBOE Holdings, Inc.	1,644	220,937
CME Group, Inc.	1,079	165,605

Security Description	Shares	Value (Note 2)
Finance-Other Services (continued)
Intercontinental Exchange, Inc.	47,250	3,488,940
Nasdaq, Inc.	1,565	126,624

		4,002,106

Food-Catering — 0.1%
Aramark	3,267	149,661
Compass Group PLC	48,596	1,022,911

		1,172,572

Food-Meat Products — 0.5%
Hormel Foods Corp.	4,092	140,478
Tyson Foods, Inc., Class A	86,301	6,568,369

		6,708,847

Food-Misc./Diversified — 0.7%
Cal-Maine Foods, Inc.†	589	25,062
Danone SA	12,383	1,067,886
Kellogg Co.	2,777	189,141
Kraft Heinz Co.	8,892	697,044
Mondelez International, Inc., Class A	17,039	756,531
Nestle SA	63,514	5,487,828
Wilmar International, Ltd.	410,800	1,002,104

		9,225,596

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	38,800	1,594,365

Gas-Distribution — 0.4%
Atmos Energy Corp.	5,910	489,939
Italgas SpA	5,078	31,359
National Grid PLC	119,223	1,362,186
NiSource, Inc.	27,387	675,911
Sempra Energy	22,742	2,433,849

		4,993,244

Gold Mining — 0.1%
Acacia Mining PLC	2,047	5,392
Alamos Gold, Inc., Class A	7,424	44,484
Alamos Gold, Inc., Class A	2,533	15,147
B2Gold Corp.†	13,500	40,829
Centamin PLC	35,934	82,960
Centerra Gold, Inc.†	1,625	8,389
Detour Gold Corp.†	3,730	39,847
Dundee Precious Metals, Inc.†	4,500	10,756
Evolution Mining, Ltd.	49,864	114,514
Franco-Nevada Corp.	2,599	198,729
Guyana Goldfields, Inc.†	2,400	9,229
Highland Gold Mining, Ltd.	1,161	2,471
Kirkland Lake Gold, Ltd.	6,716	101,232
Klondex Mines, Ltd.†	10,409	22,849
New Gold, Inc.†	6,149	18,632
Northern Star Resources, Ltd.	23,250	108,475
OceanaGold Corp.	3,340	9,205
Osisko Gold Royalties, Ltd.	2,303	25,876
Randgold Resources, Ltd.	2,400	241,465
Regis Resources, Ltd.	7,801	25,899
Royal Gold, Inc.	647	57,583
Saracen Mineral Holdings, Ltd.†	25,988	31,202
SEMAFO, Inc.†	8,969	26,542

		1,241,707

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	16,035	1,208,398

406

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	9,318	$798,087
Marriott International, Inc., Class A	16,435	2,421,533

		3,219,620

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	42,900	1,044,894

Import/Export — 0.3%
Mitsubishi Corp.	44,900	1,254,420
Sumitomo Corp.	148,100	2,549,051

		3,803,471

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,162	229,251

Industrial Gases — 0.2%
Air Liquide SA	9,133	1,230,856
Air Products & Chemicals, Inc.	4,021	677,016
Praxair, Inc.	352	56,845

		1,964,717

Instruments-Controls — 0.3%
Honeywell International, Inc.	22,296	3,560,002
Sensata Technologies Holding NV†	3,038	170,888

		3,730,890

Instruments-Scientific — 0.0%
Hamamatsu Photonics KK	14,200	524,192

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	23,690	1,978,589
Willis Towers Watson PLC	16,869	2,706,968

		4,685,557

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	178,200	1,526,260
Aviva PLC	178,776	1,302,681
Brighthouse Financial, Inc.†	1,237	79,490
Challenger, Ltd.	135,446	1,488,702
Prudential PLC	93,565	2,532,087
Sun Life Financial, Inc.	38,397	1,666,055

		8,595,275

Insurance-Multi-line — 1.3%
AXA SA	107,983	3,552,086
Chubb, Ltd.	24,691	3,855,500
CNA Financial Corp.	2,959	160,259
Direct Line Insurance Group PLC	272,322	1,427,922
Hartford Financial Services Group, Inc.	26,997	1,586,344
Loews Corp.	4,550	235,007
MetLife, Inc.	22,761	1,094,121
Ping An Insurance Group Co. of China, Ltd.	110,500	1,308,741
Storebrand ASA	156,723	1,404,406
Voya Financial, Inc.	16,679	865,807
Zurich Insurance Group AG	4,844	1,592,027

		17,082,220

Insurance-Property/Casualty — 0.4%
Progressive Corp.	9,912	536,239
RSA Insurance Group PLC	152,356	1,340,335
Tokio Marine Holdings, Inc.	40,500	1,906,842
XL Group, Ltd.	42,275	1,557,411

		5,340,827

Security Description	Shares	Value (Note 2)
Insurance-Reinsurance — 0.4%
Berkshire Hathaway, Inc., Class B†	6,187	$1,326,369
Muenchener Rueckversicherungs-Gesellschaft AG	13,715	3,227,630

		4,553,999

Internet Application Software — 0.4%
Tencent Holdings, Ltd.	92,300	5,470,049

Internet Content-Entertainment — 1.3%
Facebook, Inc., Class A†	63,218	11,814,812
Netflix, Inc.†	10,776	2,912,753
YY, Inc., ADR†	10,700	1,422,672

		16,150,237

Internet Content-Information/News — 0.0%
Kakaku.com, Inc.	29,200	511,140

Internet Security — 0.1%
Symantec Corp.	46,839	1,275,426

Investment Companies — 0.0%
Bradespar SA	1,625	15,959

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	1,859	313,613
BlackRock, Inc.	431	242,136
Franklin Resources, Inc.	4,241	179,861
GAM Holding AG	42,934	806,324

		1,541,934

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	1,194	184,401

Machine Tools & Related Products — 0.1%
Sandvik AB	1,165	22,938
THK Co., Ltd.	42,400	1,755,501

		1,778,439

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,763	286,981

Machinery-Electrical — 0.5%
ABB, Ltd.	75,511	2,105,303
Mitsubishi Electric Corp.	180,000	3,285,243
SMC Corp.	2,800	1,372,685

		6,763,231

Machinery-Farming — 0.0%
AGCO Corp.	367	26,652

Machinery-General Industrial — 0.2%
Krones AG	178	24,840
Roper Technologies, Inc.	10,031	2,814,598
Wabtec Corp.	1,973	159,892

		2,999,330

Machinery-Pumps — 0.0%
Flowserve Corp.	4,358	197,505

Medical Instruments — 0.5%
Elekta AB, Series B	68,587	654,893
Intuitive Surgical, Inc.†	7,566	3,266,015
Medtronic PLC	28,435	2,442,282

		6,363,190

Medical Labs & Testing Services — 0.1%
Miraca Holdings, Inc.	15,200	696,162

407

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products — 0.9%
Becton Dickinson and Co.	23,743	$5,768,124
Cooper Cos., Inc.	3,153	771,445
Henry Schein, Inc.†	977	73,939
Hologic, Inc.†	20,584	878,937
Stryker Corp.	27,291	4,486,095

		11,978,540

Medical-Biomedical/Gene — 1.0%
Alexion Pharmaceuticals, Inc.†	16,526	1,971,882
Amgen, Inc.	2,862	532,475
Biogen, Inc.†	6,435	2,238,157
BioMarin Pharmaceutical, Inc.†	1,260	113,690
Celgene Corp.†	6,196	626,788
CSL, Ltd.	6,129	723,131
Gilead Sciences, Inc.	18,209	1,525,914
Illumina, Inc.†	284	66,070
Incyte Corp.†	3,560	321,433
Regeneron Pharmaceuticals, Inc.†	129	47,298
Shire PLC ADR	9,723	1,361,609
Vertex Pharmaceuticals, Inc.†	18,798	3,136,822

		12,665,269

Medical-Drugs — 2.6%
AbbVie, Inc.	8,428	945,790
Allergan PLC	4,678	843,256
Astellas Pharma, Inc.	157,600	2,078,813
Bayer AG	31,589	4,134,500
Bristol-Myers Squibb Co.	3,905	244,453
Eli Lilly & Co.	5,622	457,912
GlaxoSmithKline PLC ADR	49,905	1,871,936
Johnson & Johnson	24,651	3,406,522
Merck & Co., Inc.	67,875	4,021,594
Novartis AG	45,466	4,113,067
Novo Nordisk A/S, Class B	18,141	1,008,960
Pfizer, Inc.	80,113	2,967,385
Roche Holding AG	14,239	3,510,221
Sanofi	23,717	2,094,188
Zoetis, Inc.	9,175	703,998

		32,402,595

Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	6,355	575,890

Medical-HMO — 1.4%
Aetna, Inc.	21,211	3,962,639
Anthem, Inc.	14,234	3,527,897
Centene Corp.†	1,807	193,783
Cigna Corp.	11,947	2,489,157
Humana, Inc.	3,930	1,107,592
UnitedHealth Group, Inc.	25,789	6,106,319

		17,387,387

Medical-Hospitals — 0.1%
Envision Healthcare Corp.†	7,161	257,725
HCA Healthcare, Inc.†	2,671	270,198
Universal Health Services, Inc., Class B	858	104,247

		632,170

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	1,010	100,667
McKesson Corp.	1,111	187,625

		288,292

Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication — 0.0%
Aurubis AG	277	$29,074
Sims Metal Management, Ltd.	1,191	15,816

		44,890

Metal Products-Distribution — 0.0%
Granges AB	1,535	16,149
Worthington Industries, Inc.	437	20,434

		36,583

Metal-Aluminum — 0.0%
Alumina, Ltd.	36,472	70,828
Kaiser Aluminum Corp.	33	3,638
Norsk Hydro ASA	6,493	47,335

		121,801

Metal-Copper — 0.1%
Antofagasta PLC	61,813	817,093
First Quantum Minerals, Ltd.	5,938	88,539
Freeport-McMoRan, Inc.†	6,600	128,700
HudBay Minerals, Inc.	1,558	13,351
KAZ Minerals PLC†	1,172	13,619
OZ Minerals, Ltd.	5,123	38,598
Southern Copper Corp.	3,353	162,788

		1,262,688

Metal-Diversified — 0.2%
Boliden AB	4,094	148,487
Glencore PLC	38,455	220,422
Rio Tinto PLC	5,799	322,926
Rio Tinto, Ltd.	10,200	631,642
Sandfire Resources NL	4,405	25,521
South32, Ltd.	304,713	937,954

		2,286,952

Metal-Iron — 0.0%
Ferrexpo PLC	4,495	18,617
Fortescue Metals Group, Ltd.	21,421	85,615
Labrador Iron Ore Royalty Corp.	907	19,541
Vale SA	11,603	150,955

		274,728

Mining — 0.0%
Eramet†	158	22,284

Multimedia — 0.2%
Time Warner, Inc.	2,141	204,144
Twenty-First Century Fox, Inc., Class A	8,006	295,421
Twenty-First Century Fox, Inc., Class B	32,091	1,171,001
Walt Disney Co.	8,156	886,313

		2,556,879

Networking Products — 0.3%
Cisco Systems, Inc.	83,379	3,463,563
Telefonaktiebolaget LM Ericsson, Class B	94,693	608,062

		4,071,625

Non-Ferrous Metals — 0.0%
Materion Corp.	294	14,612
Mitsubishi Materials Corp.	1,100	40,757

		55,369

408

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	4,919	$353,283

Oil Companies-Exploration & Production — 0.6%
Advantage Oil & Gas, Ltd.†	2,620	8,414
Apache Corp.	6,362	285,463
ARC Resources, Ltd.	2,550	28,050
Cairn Energy PLC†	7,129	20,932
Canadian Natural Resources, Ltd.	13,688	467,445
Centennial Resource Development, Inc., Class A†	2,037	41,575
Cimarex Energy Co.	208	23,338
Concho Resources, Inc.†	2,638	415,327
Continental Resources, Inc.†	3,535	196,298
Crew Energy, Inc.†	1,495	2,735
Devon Energy Corp.	7,871	325,623
Diamondback Energy, Inc.†	2,464	309,232
Encana Corp.	2,677	33,141
EOG Resources, Inc.	26,890	3,092,350
Hess Corp.	7,983	403,221
Jagged Peak Energy, Inc.†	1,449	18,620
Kelt Exploration, Ltd.†	2,950	18,084
Kosmos Energy, Ltd.†	4,550	31,440
Lundin Petroleum AB†	887	22,091
Matador Resources Co.†	778	25,215
Noble Energy, Inc.	17,455	532,727
Occidental Petroleum Corp.	22,539	1,689,749
Peyto Exploration & Development Corp.	1,229	11,211
Pioneer Natural Resources Co.	229	41,886
RSP Permian, Inc.†	1,035	41,069
Seven Generations Energy, Ltd., Class A†	2,323	32,390
Venture Global LNG, Inc.†(1)(10)(11)	3	11,313

		8,128,939

Oil Companies-Integrated — 1.1%
BP PLC	13,194	93,874
BP PLC ADR	4,456	190,672
Chevron Corp.	15,220	1,907,827
Exxon Mobil Corp.	33,472	2,922,106
Galp Energia SGPS SA	2,498	47,668
Royal Dutch Shell PLC, Class B ADR	27,670	1,990,303
Statoil ASA	40,939	955,911
Suncor Energy, Inc.	1,029	37,301
TOTAL SA	61,430	3,556,777
TOTAL SA ADR	44,454	2,580,999

		14,283,438

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	306	15,805

Oil Refining & Marketing — 0.3%
Andeavor	9,951	1,076,300
DCC PLC	13,109	1,378,278
HollyFrontier Corp.	689	33,045
Marathon Petroleum Corp.	26,018	1,802,267

		4,289,890

Oil-Field Services — 0.1%
Baker Hughes a GE Co., LLC	11,532	370,754
C&J Energy Services, Inc.†	500	15,310
Frank’s International NV	1,372	9,494
Halliburton Co.	519	27,870

Security Description	Shares	Value (Note 2)
Oil-Field Services (continued)
Helix Energy Solutions Group, Inc.†	2,001	$15,067
Oceaneering International, Inc.	801	16,565
Schlumberger, Ltd.	2,623	193,000
Subsea 7 SA	1,747	27,195

		675,255

Paper & Related Products — 0.3%
International Paper Co.	38,454	2,417,219
Stora Enso Oyj, Class R	75,132	1,289,131

		3,706,350

Pharmacy Services — 0.1%
Express Scripts Holding Co.†	11,273	892,596

Pipelines — 0.2%
Gibson Energy, Inc.	777	11,219
Koninklijke Vopak NV	726	32,801
Plains GP Holdings LP, Class A	965	20,535
TransCanada Corp.	53,173	2,448,085

		2,512,640

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	2,458	334,165

Precious Metals — 0.0%
Roxgold, Inc.†	2,022	1,825

Private Equity — 0.0%
KKR & Co. LP	4,443	106,987

Real Estate Investment Trusts — 1.3%
Acadia Realty Trust	3,386	83,160
Alexander & Baldwin, Inc.	1,129	29,941
Alexandria Real Estate Equities, Inc.	773	100,258
Allied Properties Real Estate Investment Trust	400	13,447
American Campus Communities, Inc.	2,542	97,765
American Tower Corp.	9,438	1,393,993
AvalonBay Communities, Inc.	3,271	557,378
Boston Properties, Inc.	1,292	159,833
Camden Property Trust	1,552	134,341
Canadian Real Estate Investment Trust	774	28,015
CapitaLand Mall Trust	34,800	55,710
Charter Hall Retail REIT	11,719	36,167
Concentradora Fibra Danhos SA de CV	21,010	34,938
Crown Castle International Corp.	16,321	1,840,519
CubeSmart	629	17,316
DCT Industrial Trust, Inc.	3,015	178,458
Derwent London PLC	1,305	54,216
Douglas Emmett, Inc.	4,858	187,859
EastGroup Properties, Inc.	483	41,929
Equinix, Inc.	1,481	674,136
Equity Residential	11,624	716,155
Essex Property Trust, Inc.	943	219,700
Federal Realty Investment Trust	1,025	123,820
Gecina SA	437	85,290
GGP, Inc.	22,194	511,128
Great Portland Estates PLC	74,306	701,597
Healthcare Realty Trust, Inc.	2,905	86,772
Highwoods Properties, Inc.	818	39,166
Host Hotels & Resorts, Inc.	3,101	64,377
Hudson Pacific Properties, Inc.	1,893	60,519
JBG SMITH Properties	3,869	130,579

409

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Kilroy Realty Corp.	1,711	$122,029
Kimco Realty Corp.	3,933	62,574
Klepierre SA	647	29,553
Macerich Co.	2,766	178,601
Mitsui Fudosan Logistics Park, Inc.	8	27,627
Mori Hills REIT Investment Corp	31	38,931
Nippon Accommodations Fund, Inc.	15	67,945
Nippon Prologis REIT, Inc.	14	32,124
Paramount Group, Inc.	2,147	32,269
Pebblebrook Hotel Trust	1,190	46,410
Prologis, Inc.	13,911	905,745
PS Business Parks, Inc.	261	31,871
Public Storage	956	187,147
Pure Industrial Real Estate Trust	3,200	21,021
Rayonier, Inc.	1,478	47,976
Regency Centers Corp.	7,662	482,017
SBA Communications Corp.†	480	83,760
Scentre Group	357,167	1,194,391
Shaftesbury PLC	4,994	70,907
Simon Property Group, Inc.	1,447	236,396
SL Green Realty Corp.	5,005	503,103
Sunstone Hotel Investors, Inc.	5,383	90,704
Taubman Centers, Inc.	479	29,530
Terreno Realty Corp.	1,599	56,924
Unibail-Rodamco SE	5,886	1,509,784
UNITE Group PLC	6,177	69,900
Urban Edge Properties	5,131	119,963
Vicinity Centres	25,142	54,498
Vornado Realty Trust	6,055	434,022
Weingarten Realty Investors	1,064	31,441
Weyerhaeuser Co.	26,950	1,011,703

		16,269,348

Real Estate Management/Services — 0.0%
Hufvudstaden AB, Class A	1,876	30,188
Mitsubishi Estate Co., Ltd.	4,200	80,349
PSP Swiss Property AG	974	95,804

		206,341

Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.	12,000	31,754
Hongkong Land Holdings, Ltd.	9,800	70,560
Hysan Development Co., Ltd.	10,000	55,863
Iguatemi Empresa de Shopping Centers SA	2,320	31,312
Inmobiliaria Colonial SA	4,500	50,255
Mitsui Fudosan Co., Ltd.	47,900	1,253,772
Sun Hung Kai Properties, Ltd.	5,000	86,863

		1,580,379

Recycling — 0.0%
Asahi Holdings, Inc.†	200	3,963

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	153,000	1,032,439

Retail-Apparel/Shoe — 0.3%
L Brands, Inc.	7,525	376,927
Lojas Renner SA	59,008	701,206
Ross Stores, Inc.	20,359	1,677,378
Tapestry, Inc.	7,911	372,134

		3,127,645

Security Description	Shares	Value (Note 2)
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	417	$319,188
O’Reilly Automotive, Inc.†	1,688	446,797

		765,985

Retail-Building Products — 0.4%
Home Depot, Inc.	16,178	3,250,160
Kingfisher PLC	396,046	1,951,270
Lowe’s Cos., Inc.	2,367	247,896

		5,449,326

Retail-Discount — 0.4%
Costco Wholesale Corp.	3,366	655,933
Dollar General Corp.	12,691	1,308,696
Walmart, Inc.	33,944	3,618,430

		5,583,059

Retail-Drug Store — 0.2%
CVS Health Corp.	24,431	1,922,475
Walgreens Boots Alliance, Inc.	3,685	277,333

		2,199,808

Retail-Major Department Stores — 0.2%
Kering	2,993	1,515,368
TJX Cos., Inc.	5,582	448,346

		1,963,714

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	1,055	234,315

Retail-Restaurants — 0.3%
McDonald’s Corp.	7,929	1,356,969
Restaurant Brands International, Inc.	5,520	333,353
Starbucks Corp.	12,609	716,317
Yum! Brands, Inc.	23,418	1,980,929

		4,387,568

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	27,400	531,335

Satellite Telecom — 0.1%
Eutelsat Communications SA	30,402	668,852

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	2,536	233,008
Marvell Technology Group, Ltd.	21,131	492,986
Maxim Integrated Products, Inc.	12,835	782,935
QUALCOMM, Inc.	44,016	3,004,092
Renesas Electronics Corp.†	52,300	614,646
Taiwan Semiconductor Manufacturing Co., Ltd.	352,000	3,079,721

		8,207,388

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	19,935	1,069,114
ASML Holding NV (Borsa Italiana)	6,962	1,410,647
ASML Holding NV(NASDAQ)	1,774	360,051
KLA-Tencor Corp.	5,692	624,982
Lam Research Corp.	438	83,886
Tokyo Electron, Ltd.	11,000	2,061,555

		5,610,235

Silver Mining — 0.0%
First Majestic Silver Corp.†	1,292	7,899
Fortuna Silver Mines, Inc.†	5,651	27,199

410

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Silver Mining (continued)
Silvercorp Metals, Inc.	786	$2,083

		37,181

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	6,362	310,783
Henkel AG & Co. KGaA (Preference Shares)	145	20,271

		331,054

Software Tools — 0.0%
VMware, Inc., Class A†	2,352	291,154

Specified Purpose Acquisitions — 0.0%
Sentinel Energy Services, Inc.†	1,228	12,255

Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	1,188	13,817
Tenaris SA	2,002	34,860
Valmont Industries, Inc.	102	16,687

		65,364

Steel-Producers — 0.0%
Acerinox SA	2,709	39,839
BlueScope Steel, Ltd.	2,890	33,767
Nucor Corp.	2,440	163,382
POSCO	306	109,035
Reliance Steel & Aluminum Co.	532	46,598
Steel Dynamics, Inc.	2,412	109,505
Ternium SA ADR	964	32,882
voestalpine AG	388	25,184

		560,192

Steel-Specialty — 0.0%
APERAM SA	606	36,039
Outokumpu Oyj	4,121	35,303
Sanyo Special Steel Co., Ltd.	600	15,175
Topy Industries, Ltd.	200	6,494

		93,011

Telephone-Integrated — 1.2%
AT&T, Inc.	16,500	617,925
KT Corp.	25,539	709,118
Nippon Telegraph & Telephone Corp.	75,500	3,590,002
SoftBank Group Corp.	11,400	937,730
TDC A/S	233,195	1,556,449
Telecom Italia SpA RSP	1,081,234	826,385
Telefonica Deutschland Holding AG	257,454	1,300,943
Telefonica SA	110,723	1,134,524
Verizon Communications, Inc.	87,775	4,745,994

		15,419,070

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	707	198,709

Tobacco — 0.5%
Altria Group, Inc.	10,460	735,757
British American Tobacco PLC	3,995	273,348
Philip Morris International, Inc.	44,279	4,748,037

		5,757,142

Security Description	Shares	Value (Note 2)
Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	14,545	$2,417,815

Transport-Rail — 0.2%
Canadian Pacific Railway, Ltd.	1,720	318,269
Central Japan Railway Co.	6,800	1,286,251
CSX Corp.	8,827	501,109
Union Pacific Corp.	261	34,843

		2,140,472

Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	2,120	193,895
FedEx Corp.	3,313	869,596
United Parcel Service, Inc., Class B	10,164	1,294,081

		2,357,572

Water — 0.0%
American Water Works Co., Inc.	3,130	260,322

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	4,340	5,130,835
Alphabet, Inc., Class C†	8,575	10,032,236
Baidu, Inc. ADR†	4,458	1,100,769
NAVER Corp.	609	518,977
Yahoo Japan Corp.	180,400	867,546

		17,650,363

Wire & Cable Products — 0.1%
Prysmian SpA	26,893	946,244

Wireless Equipment — 0.1%
GN Store Nord A/S	40,505	1,366,271

Total Common Stocks (cost $568,245,236)		715,575,667

CONVERTIBLE PREFERRED SECURITIES — 0.1%
E-Commerce/Services — 0.0%
Farmers Business Network, Inc. (10)(11)	563	10,395

Electric-Integrated — 0.1%
DTE Energy Co. 6.50%	330	17,404
NextEra Energy, Inc. 6.12%	10,535	595,860

		613,264

Gas-Distribution — 0.0%
Sempra Energy 6.00%	2,933	293,300

Medical Products — 0.0%
Becton Dickinson and Co. 6.13%	4,409	276,533

Total Convertible Preferred Securities (cost $1,080,108)		1,193,492

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Pipelines — 0.0%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077 (cost $160,000)	160,000	168,400

411

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 2.0%
Diversified Financial Services — 2.0%
Allegro CLO, Ltd. FRS Series 2015-1A, Class AR 2.59% (3ML+0.84%) due 07/25/2027*(2)	$1,100,000	$1,099,447
Ally Auto Receivables Trust Series 2014-1, Class C 2.04% due 12/15/2019	55,000	55,008
Ally Auto Receivables Trust Series 2016-1, Class C 2.29% due 06/15/2021	95,000	94,661
Ally Auto Receivables Trust Series 2014-1, Class D 2.48% due 02/15/2021	50,000	50,003
Ally Auto Receivables Trust Series 2015-2, Class D 3.01% due 03/15/2022*	50,000	50,164
ALM XI, Ltd. FRS Series 2014-11A, Class A2AR 3.28% (3 ML+1.55%) due 10/17/2026*(2)	250,000	250,529
American Express Credit Account Master Trust FRS Series 2017-5, Class B 2.14% (1 ML+0.58%) due 02/18/2025	320,000	320,780
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	107,225	107,099
AmeriCredit Automobile Receivables Trust Series 2017-1, Class A3 1.87% due 08/18/2021	130,000	129,289
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	475,000	470,958
AmeriCredit Automobile Receivables Trust Series 2014-4, Class D 3.07% due 11/09/2020	700,000	705,185
Ascentium Equipment Receivables Trust Series 2016-2A, ClassA3 1.65% due 05/10/2022*	500,000	495,379
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 2.49% (1M + 0.93%) due 11/15/2019*(3)	680,000	680,640
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97% due 02/20/2020*	200,000	201,021
Barclays Dryrock Issuance Trust Series 2014-3, Class A 2.41% due 07/15/2022	135,000	135,181
BMW Vehicle Lease Trust Series 2016-1, Class A4 1.51% due 06/20/2019	10,000	9,978
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	180,000	179,031

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Capital Auto Receivables Asset Trust Series 2016-3, Class A3 1.54% due 08/20/2020	$95,000	$94,699
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.98% due 10/20/2020	100,000	99,661
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	10,000	9,890
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	130,000	128,843
CCG Receivables Trust Series 2016-1, Class A2 1.69% due 09/14/2022*	52,757	52,586
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(3)(9)	520,000	527,409
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	245,000	242,128
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(3)	250,000	254,642
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(3)	50,000	51,696
CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	125,000	123,501
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	24,645
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	260,000	257,624
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(4)(9)	192,319	190,257
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(4)(9)	340,000	339,967
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(3)	645,000	639,645
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(3)	345,000	353,530
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	250,000	257,743
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	165,000	170,832
COMM Mtg. Trust VRS Series 2014-UBS4, Class C 4.62% due 08/10/2047(3)(9)	690,000	700,511
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(3)	245,000	240,595

412

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(3)	$50,000	$51,426
DB Master Finance LLC Series 2017-1A, Class A2I 3.63% due 11/20/2047*	395,000	396,418
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(4)(9)(11)	440,000	439,996
Discover Card Execution Note Trust Series 2016-A4, Class A4 1.39% due 03/15/2022	455,000	448,371
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	217,510	214,546
Enterprise Fleet Financing LLC Series 2017-1, Class A2 2.13% due 07/20/2022*	188,412	188,088
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% due 08/15/2020	30,000	29,961
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(4)(9)(11)	385,000	386,243
GM Financial Automobile Leasing Trust Series 2016-3, Class A3 1.61% due 12/20/2019	120,000	119,494
GM Financial Automobile Leasing Trust Series 2016-1, Class A4 1.79% due 03/20/2020	25,000	24,919
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22% due 01/18/2022*	390,000	388,152
GreatAmerica Leasing Receivables Funding LLC Series 2017-1, Class A3 2.06% due 06/22/2020*	175,000	174,099
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(3)	25,000	25,818
Huntington Auto Trust Series 2016-1, Class A3 1.59% due 11/16/2020	335,000	333,304
Jimmy Johns Funding LLC Series 2017-1A, Class A2I 3.61% due 07/30/2047*	233,825	235,658
John Deere Owner Trust Series 2016-A, Class A4 1.64% due 01/17/2023	15,000	14,860
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(3)	910,000	934,820
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(3)	50,000	49,348

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A4 1.52% due 06/15/2022	$195,000	$193,583
Mercedes-Benz Auto Lease Trust Series 2016-A, Class A4 1.69% due 11/15/2021	55,000	54,921
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(9)	69,765	68,943
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(9)	253,377	251,757
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	100,000	97,808
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	380,000	375,606
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(3)	250,000	256,645
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(3)	115,000	118,393
OZLM VIII, Ltd. FRS Series 2014-8A, Class A1AR 2.86% (3 ML+1.13%) due 10/17/2026*(2)	395,000	395,032
Santander Drive Auto Receivables Trust Series 2015-2, Class C 2.44% due 04/15/2021	802,831	804,100
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% due 01/20/2021*	330,000	327,912
Seasoned Credit Risk Transfer Trust VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(4)(9)	75,000	74,247
SLM Student Loan Trust FRS Series 2010-1, Class A 1.96% (1 ML+0.40%) due 03/25/2025	337,922	335,717
SLM Student Loan Trust FRS Series 2007-7, Class A4 2.08% (3 ML+0.33%) due 01/25/2022	922,657	908,383
SLM Student Loan Trust FRS Series 2008-9, Class A 3.25% (3 ML+1.50%) due 04/25/2023	132,772	135,912
SLM Student Loan Trust FRS Series 2008-5, Class A4 3.45% (3 ML+1.70%) due 07/25/2023	134,027	138,182
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	70,000	70,000
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	335,000	335,849

413

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	$275,000	$271,588
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(9)	109,983	108,588
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(9)	52,933	52,692
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(9)	70,426	69,707
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(9)	234,620	233,083
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(9)	1,400,040	1,384,205
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(9)	450,594	446,752
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(9)	778,853	771,544
Volvo Financial Equipment LLC Series 2017-1A, Class A3 1.92% due 03/15/2021*	135,000	134,042
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(3)	120,000	118,113
Wendys Funding LLC Series 1A, Class A2I 3.57% due 03/15/2048*	250,000	249,922
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(3)	25,000	26,197
Wheels SPV 2 LLC Series 2016-1A, Class A2 1.59% due 05/20/2025*	127,287	126,851
World Financial Network Credit Card Master Trust Series 2013-A, Class A 1.61% due 12/15/2021	200,000	199,967
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	90,000	89,566
World Omni Auto Receivables Trust Series 2018-A, Class A2 2.19% due 05/17/2021	405,000	404,996
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	694,907
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(3)	640,000	643,495

Total Asset Backed Securities (cost $25,458,530)		25,219,483

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 9.2%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	$175,000	$179,756
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	40,000	39,794
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	75,000	75,663

		295,213

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	408,129
Lockheed Martin Corp. Senior Notes 3.80% due 03/01/2045	350,000	346,934
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	219,825
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	665,000	660,002

		1,634,890

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 2.00% due 04/27/2018	130,000	129,986

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	123,240	123,856
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	132,912	134,075
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	535,000	555,731
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	462,347	485,557
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	780,000	780,192
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	390,000	377,949

414

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	$184,988	$183,088

		2,640,448

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.85% due 02/06/2020	900,000	891,762
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	164,882

		1,056,644

Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 1.45% due 09/13/2019*	250,000	246,293
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	575,000	566,582
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	425,000	425,288
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	552,709
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	50,362
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	330,000	326,424

		2,167,658

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 1.30% due 05/10/2019	160,000	158,045
PACCAR Financial Corp. Senior Notes 1.95% due 02/27/2020	430,000	425,761

		583,806

Banks-Commercial — 0.2%
Branch Banking & Trust Co Senior Notes 1.45% due 05/10/2019	250,000	247,135
Capital One NA Senior Notes 1.85% due 09/13/2019	350,000	345,609
Capital One NA Senior Notes 2.35% due 01/31/2020	600,000	595,043
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	500,000	495,329
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	247,436

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
KeyBank NA Senior Notes 1.60% due 08/22/2019	$250,000	$246,660
Manufacturers & Traders Trust, Co. Sub. Notes 3.40% due 08/17/2027	250,000	248,213
PNC Bank NA Senior Notes 1.45% due 07/29/2019	250,000	246,222

		2,671,647

Banks-Fiduciary — 0.0%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	39,200
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	220,000	226,258
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	244,000

		509,458

Banks-Super Regional — 0.2%
Citibank NA Senior Notes 2.13% due 10/20/2020	650,000	640,388
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	553,475
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	25,000	25,041
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	966,386
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	765,451

		2,950,741

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	310,000	283,015

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	475,000	480,717
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	650,000	734,506

		1,215,223

Broadcast Services/Program — 0.0%
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	500,000	485,000

Building & Construction Products-Misc. — 0.0%
American Woodmark Corp. Company Guar. Notes 4.88% due 03/15/2026*	475,000	475,000

415

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	$11,000	$11,449
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	131,578

		143,027

Building-Heavy Construction — 0.0%
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/10/2046*	175,000	174,125
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	50,003	50,129

		224,254

Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	275,000	279,813

Cable/Satellite TV — 0.4%
Altice US Finance II Corp. Senior Notes 7.75% due 07/15/2025*	750,000	815,625
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	750,000	757,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	750,000	783,750
CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	400,000	399,000
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	700,000	719,250
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	400,000	391,000
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	565,968

		4,432,093

Casino Hotels — 0.0%
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	375,000	405,000

Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	550,000	557,794
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	750,000	752,812

		1,310,606

Security Description	Principal Amount	Value (Note 2)
Chemicals-Specialty — 0.1%
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	$581,000	$614,408
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	400,000	406,500

		1,020,908

Coal — 0.1%
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	750,000	787,500

Commercial Services — 0.0%
Weight Watchers International, Inc. Company Guar. Notes 8.63% due 12/01/2025*	475,000	508,250

Computer Services — 0.0%
DXC Technology Co. Senior Notes 2.88% due 03/27/2020	345,000	345,110

Computers — 0.3%
Apple, Inc. Senior Notes 1.10% due 08/02/2019	250,000	245,817
Apple, Inc. Senior Notes 1.90% due 02/07/2020	400,000	396,719
Apple, Inc. Senior Notes 3.20% due 05/11/2027	1,670,000	1,650,181
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	264,627
Hewlett Packard Enterprise Co. Senior Notes 2.10% due 10/04/2019*	350,000	346,082
Hewlett Packard Enterprise Co. Senior Notes 2.85% due 10/05/2018	250,000	251,141

		3,154,567

Containers-Metal/Glass — 0.0%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	500,000	521,875

Containers-Paper/Plastic — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026*	750,000	753,750
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	385,000	383,042

		1,136,792

Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	295,000	297,193
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	439,016

416

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment (continued)
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	$550,000	$554,812
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	286,254
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	69,672

		1,646,947

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025*	550,000	570,625

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	500,000	502,150
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	150,000	150,485
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	150,933
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	750,000	764,389
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	367,228
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	244,997
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	498,273
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	515,658
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	184,439
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	325,000	323,164
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	487,795
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	973,235
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	126,579
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	640,000	657,484
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	450,000	449,674

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 1.70% due 03/01/2018	$500,000	$500,000
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	139,218
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	500,000	493,338
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	175,000	173,284
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	195,802
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	453,099
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	545,000	549,905
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	26,059
Morgan Stanley Senior Notes 2.38% due 07/23/2019	300,000	299,337
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	531,597
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	988,176
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	26,555

		10,772,853

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 1.63% due 04/02/2018	500,000	499,842
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	150,000	148,675
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	99,844
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	300,000	366,308
General Electric Co. Senior Notes 4.13% due 10/09/2042	100,000	98,925

		1,213,594

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	245,000	240,042
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	51,172

417

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	$385,000	$396,516
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	455,767

		1,143,497

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	205,000	215,517
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	845,336

		1,060,853

Electric-Integrated — 0.5%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	170,000	169,604
Berkshire Hathaway Energy Co. Senior Bonds 3.80% due 07/15/2048*	780,000	773,748
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	188,130
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	160,000	158,807
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	41,909
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	38,245
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	223,455
Eversource Energy Senior Bonds 3.30% due 01/15/2028	170,000	166,843
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	242,028
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	120,000	120,612
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	551,392
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	574,448
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	900,000	888,857
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	490,622

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	$255,000	$336,777
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	600,000	630,142
Southern Co. Senior Notes 1.55% due 07/01/2018	155,000	154,704
Southern Co. Senior Notes 4.40% due 07/01/2046	230,000	238,269
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	414,208

		6,402,800

Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022*	640,000	631,515

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	800,000	785,600

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	76,446
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*	400,000	402,000
Keysight Technologies, Inc. Senior Notes 3.30% due 10/30/2019	450,000	451,883

		930,329

Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	255,000	259,501

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	850,000	823,372

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	825,000	818,846
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	597,089
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	385,911
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	717,835

418

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Visa, Inc. Senior Notes 4.15% due 12/14/2035	$90,000	$97,435

		2,617,116

Finance-Investment Banker/Broker — 0.0%
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	29,764

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	365,000	360,748
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	523,387

		884,135

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,284

Food-Catering — 0.0%
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	525,000	535,500

Food-Flour & Grain — 0.0%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	325,000	317,281

Food-Misc./Diversified — 0.0%
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	400,000	406,000

Funeral Services & Related Items — 0.0%
Matthews International Corp. Senior Notes 5.25% due 12/01/2025*	400,000	406,000

Gambling (Non-Hotel) — 0.0%
CRC Escrow Issuer LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	375,000	372,229

Gas-Distribution — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	400,000	409,000
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	617,656
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	423,204
Sempra Energy Senior Notes 2.40% due 02/01/2020	1,005,000	1,001,601

		2,451,461

Security Description	Principal Amount	Value (Note 2)
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	$400,000	$392,500
Calpine Corp. Senior Notes 5.75% due 01/15/2025	425,000	402,688

		795,188

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	110,799
Marsh & McLennan Cos., Inc. Senior Notes 4.35% due 01/30/2047	525,000	568,838
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	275,000	283,250
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	395,816

		1,358,703

Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	541,237
Pricoa Global Funding I Sec. Notes 1.45% due 09/13/2019*	225,000	221,323
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	683,709
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	373,754
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,032,162
Unum Group Senior Notes 3.00% due 05/15/2021	55,000	54,930

		2,907,115

Insurance-Multi-line — 0.2%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	400,000	397,000
CNA Financial Corp. Senior Notes 3.95% due 05/15/2024	700,000	712,804
Metropolitan Life Global Funding I Sec. Notes 1.35% due 09/14/2018*	430,000	427,752
Metropolitan Life Global Funding I Sec. Notes 1.75% due 12/19/2018*	225,000	224,399
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	240,000	236,892

		1,998,847

419

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	$115,000	$119,391
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	554,506
MassMutual Global Funding II Sec. Notes 1.95% due 09/22/2020*	630,000	619,260
New York Life Global Funding Sec. Notes 1.50% due 10/24/2019*	305,000	300,489

		1,593,646

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	82,289

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	400,000	398,364
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	198,913

		597,277

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	272,880

Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC Sec. Notes 9.25% due 03/15/2024*	625,000	679,688

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	525,000	521,631

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	120,832
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	755,516
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	388,299

		1,264,647

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	150,000	169,943

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	635,000	625,599

Security Description	Principal Amount	Value (Note 2)
Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 2.88% due 06/23/2020	$45,000	$45,063
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	550,000	565,465
Celgene Corp. Senior Notes 3.55% due 08/15/2022	570,000	579,269
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	71,450
Gilead Sciences, Inc. Senior Notes 1.85% due 09/20/2019	350,000	347,343
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	50,644

		1,659,234

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	63,879
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	97,505
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	418,836
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	53,856
Horizon Pharma, Inc. Company Guar. Notes 6.63% due 05/01/2023	350,000	352,625
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	400,000	396,000

		1,382,701

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	240,000	238,672
Humana, Inc. Senior Notes 2.63% due 10/01/2019	50,000	50,094
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	400,000	429,500
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	26,364
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	100,081

		844,711

420

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.2%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	$100,000	$100,463
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	480,660
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,385,313
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	423,682
Tenet Healthcare Corp. Sec. Notes 7.50% due 01/01/2022*	275,000	291,005
THC Escrow Corp. III Senior Notes 7.00% due 08/01/2025*	275,000	269,500

		2,950,623

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	500,000	492,740

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	266,181

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	100,000	100,000

Oil Companies-Exploration & Production — 0.2%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	15,743
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	155,000	154,262
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	500,000	505,000
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	186,002
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	414,158
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	50,408
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	750,000	757,500

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Sanchez Energy Corp. Company Guar. Notes 7.75% due 06/15/2021	$120,000	$118,197

		2,201,270

Oil Refining & Marketing — 0.0%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026*	400,000	408,380

Oil-Field Services — 0.0%
Jonah Energy LLC/Jonah Energy Finance Corp. Company Guar. Notes 7.25% due 10/15/2025*	500,000	504,375

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	180,546
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	560,505

		741,051

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.60% due 11/30/2020	675,000	669,803
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	500,000	489,743
Express Scripts Holding Co. Company Guar. Notes 3.30% due 02/25/2021	50,000	50,297

		1,209,843

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	85,466
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	525,000	534,844
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023	235,000	244,987
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	80,000	83,065
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	45,027
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	613,591
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	185,000	180,266
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025	500,000	503,750

421

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	$140,000	$151,681
Williams Partners LP Senior Notes 5.10% due 09/15/2045	405,000	446,939

		2,889,616

Poultry — 0.0%
Simmons Foods, Inc. Sec. Notes 5.75% due 11/01/2024*	500,000	490,000

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	1,015,133
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	45,028
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	350,411
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	227,874
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	271,202
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	114,246
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	35,470
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	146,597
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	361,381
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	147,980
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	618,833
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	34,107
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	279,882
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	725,000	693,281
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	344,153
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	15,482

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	$265,000	$259,509
Kimco Realty Corp. Senior Notes 6.88% due 10/01/2019	150,000	160,068
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	136,720
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	258,659
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	334,336

		5,850,352

Rental Auto/Equipment — 0.1%
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	375,000	411,094
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	400,000	406,000

		817,094

Retail-Apparel/Shoe — 0.0%
The Men’s Wearhouse, Inc. Company Guar. Notes 7.00% due 07/01/2022	400,000	397,000

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	325,000	321,674
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	47,917
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	1,000,000	1,000,585
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	426,135

		1,796,311

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	604,466
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	350,000	326,375

		930,841

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 3.13% due 04/01/2019	400,000	400,683
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	120,958
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	78,365

		600,006

422

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants — 0.1%
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	$375,000	$400,312
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	400,000	405,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	400,000	408,000

		1,213,312

Schools — 0.1%
George Washington University Notes 3.55% due 09/15/2046	45,000	41,926
Northwestern University Notes 3.81% due 12/01/2050	1,000,000	1,000,584
President and Fellows of Harvard College Notes 3.15% due 07/15/2046	500,000	472,584

		1,515,094

Security Services — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 9.25% due 05/15/2023*	375,000	414,844

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.00% due 05/20/2022	520,000	516,537

Steel-Producers — 0.1%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	154,874
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	750,000	742,275

		897,149

Telecom Services — 0.1%
GCI, Inc. Senior Notes 6.88% due 04/15/2025	600,000	639,000

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 2.85% due 02/14/2023	600,000	597,026
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	325,000	327,438
Level 3 Financing, Inc. Company Guar. Notes 5.63% due 02/01/2023	500,000	506,250
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,375,000	1,362,494

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	$725,000	$795,492

		3,588,700

Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	550,000	566,500

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022*	510,000	500,945
Reynolds American, Inc. Company Guar. Notes 2.30% due 06/12/2018	275,000	275,237

		776,182

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	49,797
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	359,113
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	584,230

		993,140

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.60% due 06/01/2044	50,000	53,750

Wireless Equipment — 0.0%
CB Escrow Corp. Senior Notes 8.00% due 10/15/2025*	400,000	401,000

Total U.S. Corporate Bonds & Notes (cost $117,173,229)		116,649,770

FOREIGN CORPORATE BONDS & NOTES — 2.6%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	101,240

Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. Senior Notes 4.00% due 12/15/2026	110,000	112,558

Auto/Truck Parts & Equipment-Original — 0.0%
Aptiv PLC Company Guar. Notes 3.15% due 11/19/2020	50,000	50,462

Banks-Commercial — 0.8%
ABN AMRO Bank NV Senior Notes 2.10% due 01/18/2019*	265,000	264,332
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	523,277

423

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	$285,000	$281,570
ANZ New Zealand International, Ltd. Company Guar. Notes 2.75% due 01/22/2021*	675,000	672,322
Bank of Montreal Senior Notes 1.50% due 07/18/2019	385,000	379,786
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	850,000	844,146
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	247,444
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	421,804
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	750,000	776,750
Danske Bank A/S Senior Notes 2.20% due 03/02/2020*	570,000	565,171
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	264,645
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	409,063
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	198,185
Nordea Bank AB Senior Notes 2.13% due 05/29/2020*	400,000	395,433
Royal Bank of Canada Senior Notes 1.50% due 07/29/2019	250,000	246,752
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	439,727
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	200,000	200,635
Santander UK PLC Senior Notes 2.35% due 09/10/2019	25,000	24,919
Skandinaviska Enskilda Banken AB Senior Notes 1.50% due 09/13/2019	500,000	491,971
Standard Chartered PLC FRS Senior Notes 2.57% (3 ML+1.13%) due 08/19/2019*	325,000	329,042
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 03/06/2019*	437,000	435,088
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	500,000	498,236

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	$55,000	$53,740
Westpac Banking Corp. Senior Notes 2.15% due 03/06/2020	1,100,000	1,090,583

		10,054,621

Banks-Money Center — 0.1%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	621,000

Banks-Special Purpose — 0.1%
KFW Government Guar. Notes 2.13% due 03/07/2022	800,000	784,936

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	54,084

Building Societies — 0.0%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	410,000	403,872

Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	275,000	289,781

Cable/Satellite TV — 0.1%
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	600,000	597,000
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	425,000	418,625

		1,015,625

Cellular Telecom — 0.1%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	550,000	579,562

Containers-Metal/Glass — 0.0%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023	450,000	468,000

Cruise Lines — 0.1%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	675,000	671,625

Diversified Banking Institutions — 0.3%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	590,318
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	205,665

424

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Barclays PLC Senior Notes 3.68% due 01/10/2023	$315,000	$317,433
Credit Agricole SA FRS Senior Notes 3.14% (3 ML+1.43%) due 01/10/2022*	275,000	282,662
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	313,063
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	350,000	344,717
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	325,800
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	514,897
UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	200,000	199,690
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	335,000	336,771
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	200,000	206,630

		3,637,646

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 1.30% due 09/13/2019*	500,000	491,264

E-Commerce/Products — 0.0%
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	315,000	315,137

Electric-Distribution — 0.0%
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	445,000	438,144

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	874,395

Finance-Leasing Companies — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	150,839

Food-Misc./Diversified — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	428,361

Security Description	Principal Amount	Value (Note 2)
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	$424,000	$430,180

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	35,802
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	377,991
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,216

		439,009

Internet Application Software — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	262,463

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 1.70% due 03/28/2019	650,000	645,385

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	780,000	756,430
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	1,190,000	1,162,474
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	750,000	797,580

		2,716,484

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	330,000	319,764

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	309,253

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	29,220

Oil & Gas Drilling — 0.0%
Ensco PLC Senior Notes 7.75% due 02/01/2026	400,000	397,750

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	195,324

425

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	$101,000	$99,820
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	459,057

		754,201

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.77% due 09/19/2019	365,000	361,415
Petroleos Mexicanos Company Guar. Notes 3.50% due 07/23/2020	250,000	252,125
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022*	610,000	645,990
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	305,000	280,268
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	250,000	271,375
Shell International Finance BV Company Guar. Notes 1.38% due 05/10/2019	200,000	197,719
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	251,042
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	43,840

		2,303,774

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 3.88% due 11/02/2027*	260,000	258,050

Pipelines — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	244,005
Enbridge, Inc. Senior Notes 4.00% due 10/01/2023	90,000	92,625
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	115,000	118,491
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	16,508

		471,629

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	86,227

Security Description	Principal Amount	Value (Note 2)
Retail-Restaurants — 0.0%
New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	$400,000	$393,000

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	675,000	708,750

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	600,000	601,864

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	333,750

Total Foreign Corporate Bonds & Notes (cost $33,139,273)		33,003,905

U.S. GOVERNMENT AGENCIES — 7.6%
Federal Home Loan Bank — 0.1%
1.00% due 09/26/2019	700,000	687,319
1.38% due 05/28/2019	765,000	758,324

		1,445,643

Federal Home Loan Mtg. Corp. — 0.3%
1.38% due 08/15/2019	895,000	885,173
3.00% due 12/01/2046	954,685	937,096
3.50% due 03/01/2046	155,435	157,759
3.50% due 05/01/2046	60,078	60,763
4.00% due 09/01/2045	14,743	15,242
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K057, Class A1 2.21% due 06/25/2025(3)	171,732	166,029
Series K068, Class A1 2.95% due 02/25/2027(3)	337,772	336,518
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4650, Class FL 2.01% (1 ML+0.45%) due 01/15/2047(4)	173,563	174,749
Series 4566, Class FA 2.06% (1 ML+0.50%) due 04/15/2046(4)	143,262	144,757
Series 4604, Class FH 2.06% (1 ML+0.50%) due 08/15/2046(4)	21,522	21,742
Series 4614, Class FG 2.06% (1 ML+0.50%) due 09/15/2046(4)	116,057	117,483
Series 4621, Class FK 2.06% (1 ML+0.50%) due 10/15/2046(4)	93,874	94,552
Series 4623, Class MF 2.06% (1 ML+0.50%) due 10/15/2046(4)	57,279	57,798
Series 4648, Class FA 2.06% (1 ML+0.50%) due 01/15/2047(4)	176,717	178,446

426

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 4654, Class FK 2.06% (1 ML+0.50%) due 02/15/2047(4)	$140,811	$142,267
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2016-HQA3, Class M1 2.36% (1 ML+0.80%) due 03/25/2029(4)	133,566	133,815
Series 2016-DNA3, Class M2 3.56% (1 ML+2.00%) due 12/25/2028(4)	250,000	254,709

		3,878,898

Federal National Mtg. Assoc. — 5.2%
1.00% due 08/28/2019	1,000,000	983,119
1.25% due 08/17/2021	870,000	834,862
1.50% due 02/28/2020	790,000	778,898
2.50% due 11/01/2031	1,579,069	1,556,238
2.50% due 02/01/2032	390,603	384,956
2.50% due 05/01/2032	911,684	899,090
2.50% due 05/01/2043	173,412	164,391
2.50% due 10/01/2046	411,910	388,811
3.00% due 01/01/2031	20,609	20,724
3.00% due 10/01/2032	2,650,299	2,669,118
3.00% due 11/01/2036	422,359	420,877
3.00% due 12/01/2036	111,638	111,212
3.00% due 10/01/2037	846,543	842,260
3.00% due 05/01/2043	25,926	25,554
3.00% due 08/01/2043	30,693	30,246
3.00% due 01/01/2044	848,864	836,685
3.00% due 09/01/2045	341,670	335,426
3.00% due 03/01/2046	376,132	369,066
3.00% due 10/01/2046	2,340,955	2,299,721
3.00% due 11/01/2046	4,081,727	4,010,746
3.00% due 12/01/2046	1,212,181	1,191,410
3.00% due 01/01/2047	297,743	292,750
3.00% due 02/01/2047	2,815,581	2,761,462
3.50% due 11/01/2031	2,948,388	3,020,134
3.50% due 10/01/2041	39,679	40,290
3.50% due 07/01/2042	117,940	119,726
3.50% due 07/01/2043	24,711	25,083
3.50% due 01/01/2044	719,761	728,929
3.50% due 07/01/2044	487,707	494,738
3.50% due 04/01/2045	539,020	545,158
3.50% due 05/01/2045	210,707	213,475
3.50% due 06/01/2045	261,856	265,294
3.50% due 07/01/2045	1,132,270	1,146,319
3.50% due 11/01/2045	735,518	743,592
3.50% due 12/01/2045	328,770	333,528
3.50% due 01/01/2046	707,673	716,465
3.50% due 03/01/2046	3,298,615	3,333,010
3.50% due 04/01/2046	2,245,742	2,269,166
3.50% due 05/01/2046	80,524	81,527
3.50% due 06/01/2046	1,371,065	1,390,042
3.50% due 08/01/2046	579,511	586,731
3.50% due 09/01/2046	1,286,812	1,300,010
3.50% due 04/01/2047	4,339,471	4,385,306
3.50% due February 30 TBA	595,000	600,578
3.50% due March 15 TBA	1,685,000	1,722,070
4.00% due 12/01/2040	20,395	21,168
4.00% due 02/01/2041	858,907	891,493

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.00% due 07/01/2044	$1,283,338	$1,327,407
4.00% due 07/01/2045	950,979	983,063
4.00% due 09/01/2045	40,642	42,007
4.00% due 10/01/2045	401,001	414,484
4.00% due 11/01/2045	31,103	32,143
4.00% due 12/01/2045	49,273	51,106
4.00% due 03/01/2046	219,769	227,201
4.00% due 09/01/2046	33,256	34,371
4.00% due 02/01/2047	252,718	261,158
4.00% due 03/01/2047	1,924,406	1,989,811
4.00% due 04/01/2047	2,707,116	2,799,419
4.00% due 05/01/2047	938,107	970,061
4.00% due 08/01/2047	1,321,596	1,367,368
4.50% due 01/01/2044	222,354	234,822
4.50% due 03/01/2046	1,640,253	1,730,865
4.50% due 10/01/2047	1,167,431	1,232,394
4.50% due February 30 TBA	355,000	374,192
5.00% due 10/01/2033	21,400	23,098
5.00% due 07/01/2035	1,591,935	1,718,300
5.00% due 05/01/2040	114,947	124,044
5.50% due 10/01/2035	21,577	23,739
5.50% due 05/01/2036	70,255	77,227
5.50% due 08/01/2037	1,622,604	1,785,188
6.00% due 09/01/2037	102,943	116,158
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2016-C04, Class 1M1 3.01% (1 ML+1.45%) due 01/25/2029(4)	59,330	59,883
Series 2016-C03, Class 1M1 3.56% (1 ML+2.00%) due 10/25/2028(4)	30,427	30,928
Federal National Mtg. Assoc. REMIC FRS
Series 2016-70, Class F 2.01% (1 ML+0.45%) due 10/25/2046(4)	112,087	112,849
Series 2016-103, Class LF 2.06% (1 ML+0.50%) due 01/25/2047(4)	101,225	102,311

		65,427,051

Government National Mtg. Assoc. — 2.0%
2.50% due 09/20/2046	894,820	856,263
3.00% due 03/20/2045	1,238,781	1,228,124
3.00% due 11/20/2046	561,707	556,581
3.00% due 04/20/2047	880,168	872,136
3.50% due 04/20/2032	29,258	30,100
3.50% due 07/20/2032	299,298	307,213
3.50% due 08/20/2032	105,368	108,157
3.50% due 11/20/2032	237,434	243,715
3.50% due 05/20/2043	20,356	20,841
3.50% due 10/20/2044	16,478	16,831
3.50% due 05/20/2045	18,568	18,959
3.50% due 02/20/2046	107,024	109,307
3.50% due 05/20/2046	1,383,566	1,410,422
3.50% due 10/20/2046	1,138,750	1,160,328
4.00% due 05/20/2046	141,969	147,830
4.00% due 06/20/2047	3,680,816	3,811,045
4.00% due 07/20/2047	1,399,623	1,450,803
4.00% due 08/20/2047	3,077,738	3,198,749

427

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
4.50% due 04/20/2041	$19,729	$20,851
4.50% due 09/15/2045	103,298	109,960
4.50% due 01/20/2046	138,861	146,727
4.50% due 08/20/2047	3,082,064	3,240,182
4.50% due 09/20/2047	1,354,848	1,426,567
4.50% due 10/20/2047	139,181	146,644
5.00% due 08/20/2042	105,237	112,592
5.00% due 07/20/2047	1,097,982	1,159,971
5.00% due 08/20/2047	174,527	184,699
5.00% due 09/20/2047	575,432	607,898
5.00% due 10/20/2047	54,084	57,127
5.00% due 11/20/2047	337,471	356,441
5.00% due 01/20/2048	1,583,000	1,673,615
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00% due 11/20/2047(4)	280,000	280,833
Series 2017-184, Class JH 3.00% due 12/20/2047(4)	346,346	347,269

		25,418,780

Total U.S. Government Agencies (cost $97,844,428)		96,170,372

U.S. GOVERNMENT TREASURIES — 8.7%
United States Treasury Bonds — 2.4%
0.63% due 02/15/2043 TIPS(5)	105,143	101,403
0.75% due 02/15/2042 TIPS(5)	53,491	53,235
0.75% due 02/15/2045 TIPS(5)	18,855	18,666
0.88% due 02/15/2047 TIPS(5)	44,553	45,532
1.00% due 02/15/2046 TIPS(5)	27,483	28,932
1.38% due 02/15/2044 TIPS(5)	95,574	108,822
1.75% due 01/15/2028 TIPS(5)	23,196	25,701
2.13% due 02/15/2040 TIPS(5)	35,379	45,443
2.13% due 02/15/2041 TIPS(5)	48,435	62,649
2.50% due 01/15/2029 TIPS(5)	46,875	56,029
2.25% due 08/15/2046	1,945,000	1,685,464
2.50% due 02/15/2045	115,000	105,652
2.50% due 02/15/2046	1,545,000	1,414,882
2.50% due 05/15/2046	840,000	768,600
2.75% due 08/15/2047	3,085,000	2,966,179
2.88% due 11/15/2046	1,875,000	1,850,464
3.00% due 11/15/2045	1,025,000	1,037,732
3.00% due 02/15/2047	675,000	682,778
3.00% due 05/15/2047	2,535,000	2,562,628
3.13% due 11/15/2041(12)	3,960,000	4,111,594
3.13% due 02/15/2043	320,000	331,850
3.38% due 04/15/2032 TIPS(5)	16,676	22,691
3.50% due 02/15/2039(12)	3,145,000	3,461,466
3.63% due 04/15/2028 TIPS(5)	30,502	39,462
3.88% due 04/15/2029 TIPS(5)	103,683	139,360
3.88% due 08/15/2040	1,900,000	2,210,012
4.50% due 02/15/2036	2,000,000	2,483,125
4.50% due 05/15/2038	3,000,000	3,765,234
4.75% due 02/15/2037	50,000	64,281
5.38% due 02/15/2031	860,000	1,107,888

		31,357,754

United States Treasury Notes — 6.3%
0.13% due 04/15/2019 TIPS(5)	332,337	332,079
0.13% due 04/15/2020 TIPS(5)	447,349	445,376
0.13% due 04/15/2021 TIPS(5)	598,235	592,720

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
0.13% due 01/15/2022 TIPS(5)	$381,444	$377,432
0.13% due 04/15/2022 TIPS(5)	601,468	592,710
0.13% due 07/15/2022 TIPS(5)	307,851	304,899
0.13% due 01/15/2023 TIPS(5)	12,824	12,618
0.13% due 07/15/2024 TIPS(5)	219,091	214,345
0.13% due 07/15/2026 TIPS(5)	129,560	124,932
0.25% due 01/15/2025 TIPS(5)	62,382	61,121
0.38% due 07/15/2023 TIPS(5)	18,019	17,983
0.38% due 07/15/2025 TIPS(5)	259,002	256,306
0.38% due 07/15/2027 TIPS(5)	134,115	131,632
0.38% due 01/15/2027 TIPS(5)	120,598	118,159
0.63% due 01/15/2024 TIPS(5)	298,119	300,353
0.63% due 07/15/2021 TIPS(5)	235,305	238,357
0.63% due 01/15/2026 TIPS(5)	162,985	163,460
1.13% due 06/30/2021	3,770,000	3,616,255
1.13% due 07/31/2021(12)	3,520,000	3,371,500
1.13% due 01/15/2021 TIPS(5)	293,068	300,090
1.13% due 08/31/2021	890,000	851,132
1.25% due 07/15/2020 TIPS(5)	251,437	258,614
1.38% due 02/29/2020	4,425,000	4,353,439
1.38% due 04/30/2020	6,000,000	5,891,484
1.38% due 10/31/2020	750,000	732,012
1.38% due 04/30/2021	2,310,000	2,239,798
1.38% due 05/31/2021	755,000	731,141
1.38% due 06/30/2023	4,400,000	4,135,312
1.50% due 05/31/2020	780,000	767,386
1.63% due 08/31/2022	14,510,000	13,961,907
1.63% due 11/15/2022	435,000	417,651
1.75% due 12/31/2020(12)	1,705,000	1,678,626
1.75% due 11/30/2021(12)	3,850,000	3,755,254
1.75% due 05/31/2022	760,000	737,259
1.88% due 03/31/2022	5,975,000	5,835,895
1.88% due 09/30/2022	3,000,000	2,916,094
1.88% due 07/15/2019 TIPS(5)	145,563	149,937
2.00% due 02/15/2022	385,000	378,548
2.00% due 11/30/2022	6,325,000	6,175,770
2.13% due 08/15/2021	180,000	178,404
2.13% due 01/15/2019 TIPS(5)	38,258	39,068
2.25% due 08/15/2027	10,620,000	10,198,934
2.25% due 11/15/2027	1,690,000	1,621,938

		79,577,930

Total U.S. Government Treasuries (cost $113,408,179)		110,935,684

MUNICIPAL BONDS & NOTES — 0.5%
California State Public Works Board Revenue Bonds
7.80% due 03/01/2035	300,000	418,119
Chicago Transit Authority Revenue Bonds Series A
6.90% due 12/01/2040	500,000	668,645
Detroit City School District General Obligation Bonds
6.65% due 05/01/2029	295,000	358,054
Florida State Board of Administration Finance Corp. Revenue Bonds Series A
2.64% due 07/01/2021	50,000	49,818

428

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Bonds & Notes (continued)
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	$375,000	$472,931
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	800,000	989,232
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	201,222
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	401,184
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	275,723
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	145,000	135,791
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	962,395
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	438,723
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	867,918

Total Municipal Bonds & Notes (cost $6,085,888)		6,239,755

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Regional Authority — 0.3%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	550,000	544,613
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	850,000	826,702
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	150,263
Province of Ontario, Canada Senior Notes 1.20% due 02/14/2018	175,000	174,967
Province of Ontario, Canada Senior Notes 2.40% due 02/08/2022	1,000,000	985,883
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	25,000	24,849

Security Description	Principal Amount	Value (Note 2)
Regional Authority (continued)
Province of Quebec, Canada Notes 3.50% due 07/29/2020	$1,100,000	$1,125,587

		3,832,864

Sovereign — 0.2%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	600,000	642,893
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	211,655
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	110,690
United Mexican States Senior Bonds 4.13% due 01/21/2026	850,000	875,500

		1,840,738

Total Foreign Government Obligations (cost $5,744,768)		5,673,602

LOANS(13)(14)(15) — 0.0%
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS 1st Lien 6.34% (3ML+4.75%) due 12/31/2022 (cost $513,750)	500,000	508,125

REGISTERED INVESTMENT COMPANIES — 0.1%
Altaba, Inc. (cost $371,049)	7,849	626,978

OPTIONS - PURCHASED(6) — 0.0%
Exchange-Traded Put Options-Purchased	1,864	116,500
Over the Counter Purchased Options on Credit Default Swap Contracts	8,000,000	5,376

Total Options-Purchased (cost $4,205,992)		121,876

Total Long-Term Investment Securities (cost $973,430,430)		1,112,087,109

SHORT-TERM INVESTMENT SECURITIES — 12.6%
Registered Investment Companies — 12.6%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.25% (7) (cost $158,909,472)	158,909,472	158,909,472

TOTAL INVESTMENTS (cost $1,132,339,902)(8)	100.2%	1,270,996,581
Liabilities in excess of other assets	(0.2)	(2,141,822)

NET ASSETS	100.0%	$1,268,854,759

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2018, the aggregate value of these securities was $63,203,739 representing 5.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

429

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Venture Global LNG, Inc.	10/16/2017	3	$11,313	$11,313	$3,771.00	0.00%

(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Principal amount of security is adjusted for inflation.

(6)	Purchased Options:

Exchanged Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	March 2018	$2,025	1,864	$526,358,184	$4,199,592	$116,500	$(4,083,092)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Purchased Options on Credit Default Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Call option to enter into a credit default swap, Protection Bought - Markit CDX IG-S29 5 Year Index, 12/20/2022, Pay 1.00% Quarterly, Receive upon credit default, 04/18/2018 @ 0.45%	JPMorgan Chase Bank, N.A.	April 2018	0.45%	$8,000	$6,400	$5,376	$(1,024)

(7)	The rate shown is the 7-day yield as of January 31, 2018.
(8)	See Note 3 for cost of investments on a tax basis.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	Illiquid security. At January 31, 2018, the aggregate value of these securities was $21,708 representing 0.0% of net assets
(11)	Security classified as Level 3. (see Note 2).
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(15)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
ADR	— American Depositary Receipt
BorsaItaliana	— Italian Stock Exchange
CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange-Traded Funds

NASDAQ — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

430

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The rates shown on FRS and VRS are the current interest rates at January 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML-1 Month USD LIBOR

3ML-3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1307	Long	S&P 500 E-Mini Index	March 2018	173,198,237	184,666,030	11,467,793
808	Long	MSCI EAFE Index	March 2018	81,206,771	86,678,200	5,471,429
62	Short	U.S. Ultra Long Bonds	March 2018	10,311,750	10,040,125	271,625
66	Short	U.S. Treasury Long Bonds	March 2018	10,072,066	9,755,625	316,441
98	Short	U.S. Treasury 2 YR Notes	March 2018	21,011,202	20,896,969	114,233
415	Short	U.S. Treasury 5 YR Notes	March 2018	48,355,558	47,605,039	750,519
223	Short	U.S. Treasury 10 YR Notes	March 2018	27,697,623	27,111,922	585,701

						$18,977,741

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Written Options on Credit Default Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Put option to enter into a credit default swap, Protection Bought - Markit CDX IG-S29 5 Year Index, 12/20/2022, Pay 1.00% Quarterly, Receive upon credit default, 04/18/2018 @ 0.525%	JPMorgan Chase Bank, N.A.	April 2018	0.525%	$8,000	$9,200	$11,018	$(1,818)

431

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Companies-Exploration & Production	$8,117,626	$—	$11,313	$8,128,939
Other Industries	707,446,728	—	—	707,446,728
Convertible Preferred Securities:
E-Commerce/Services	—	—	10,395	10,395
Other Industries	1,183,097	—	—	1,183,097
Preferred Securities/Capital Securities	—	168,400	—	168,400
Asset Backed Securities:
Diversified Financial Services	—	24,393,244	826,239	25,219,483
U.S. Corporate Bonds & Notes	—	116,649,770	—	116,649,770
Foreign Corporate Bonds & Notes	—	33,003,905	—	33,003,905
U.S. Government Agencies	—	96,170,372	—	96,170,372
U.S. Government Treasuries	—	110,935,684	—	110,935,684
Municipal Bonds & Notes	—	6,239,755	—	6,239,755
Foreign Government Obligations	—	5,673,602	—	5,673,602
Loans	—	508,125	—	508,125
Registered Investment Companies	626,978	—	—	626,978
Exchange-Traded Put Options - Purchased	116,500	—	—	116,500
Over the Counter Purchased Options on Credit Default Swap Contracts	—	5,376	—	5,376
Short-Term Investment Securities	158,909,472	—	—	158,909,472

Total Investments at Value	$876,400,401	$393,748,233	$847,947	$1,270,996,581

Other Financial Instruments:†
Futures Contracts	$18,977,741	$—	$—	$18,977,741

LIABILITIES:
Other Financial Instruments:†
Over the Counter Written Options on Credit Default Swap Contracts	$—	$1,818	$—	$1,818

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $14,378,040 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

432

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio*

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation**

Domestic Equity Investment Companies	44.3%
Domestic Fixed Income Investment Companies	21.8
United States Treasury Notes	12.5
International Equity Investment Companies	11.8
Registered Investment Companies	8.7
Options-Purchased	0.6
International Fixed Income Investment Companies	0.3
United States Treasury Bonds	0.3

100.3%

*	See Note 1
**	Calculated as a percentage of net assets

433

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio*

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#@ — 78.2%
Domestic Equity Investment Companies — 44.3%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,150,532	$160,204,541
Anchor Series Trust SA Wellington Growth and Income Portfolio, Class 1	12,727,924	205,174,139
Anchor Series Trust SA Wellington Growth Portfolio, Class 1	3,259,521	106,618,935
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1†	7,574,857	85,065,642
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,048,649	198,889,311
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,262,341	196,320,085
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	24,272,631	435,693,734
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	5,610,129	109,229,217
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	8,702,248	153,072,544
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	7,428,210	108,600,434
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	12,444,086	357,394,143
SunAmerica Series Trust SA Boston Company Capital Growth Portfolio, Class 1	11,942,195	216,750,844
SunAmerica Series Trust SA Frankin Small Company Value Portfolio, Class 1	4,251,915	101,663,290
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	10,815,774	103,831,434
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	3,912,658	57,633,452
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	12,763,077	479,253,551
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,037,971	79,103,845
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	53,892,373	1,272,398,937
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	11,782,888	278,665,293
SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio, Class 1	31,639,056	444,845,130
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	15,194,863	388,076,791
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	7,631,279	87,912,337
SunAmerica Series Trust SA Pyramis® Real Estate Portfolio, Class 1	2,209,018	28,231,246
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	6,051,723	70,502,571
SunAmerica Series Trust SA WellCap Fundamental Growth Portfolio, Class 1	1,166,247	33,541,275

Security Description	Shares	Value (Note 2)

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1†	1,333,625	$31,593,570

Total Domestic Equity Investment Companies (cost $4,708,070,574)		5,790,266,291

Domestic Fixed Income Investment Companies — 21.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	34,468,396	512,545,044
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	59,111,629	685,103,777
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	21,550,422	206,884,053
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	10,854,615	114,624,739
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	27,957,267	374,906,951
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	16,387,458	166,332,699
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	12,677,664	125,001,771
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	66,190,904	586,451,407
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	12,635,870	73,035,329

Total Domestic Fixed Income Investment Companies (cost $2,879,078,897)		2,844,885,770

International Equity Investment Companies — 11.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	33,661,247	346,374,228
SunAmerica Series Trust SA Franklin Foreign Value Portfolio, Class 1	15,102,263	267,763,115
SunAmerica Series Trust SA International Index Portfolio, Class 1	13,454,146	163,198,789
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	13,725,758	138,218,386
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	12,921,573	317,224,620
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	26,797,931	303,620,564

Total International Equity Investment Companies (cost $1,244,160,999)		1,536,399,702

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $40,723,642)	3,653,693	41,579,029

Total Affiliated Registered Investment Companies (cost $8,872,034,112)		10,213,130,792

434

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio*

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 12.8%
6.00% due 02/15/2026	$7,145,000	$8,862,870
6.63% due 02/15/2027	3,790,000	4,989,328
6.75% due 08/15/2026	3,805,000	4,988,266
6.88% due 08/15/2025	4,420,000	5,694,031
7.63% due 02/15/2025	6,625,000	8,743,188

		33,277,683

United States Treasury Notes — 12.5%
1.50% due 08/15/2026(1)	148,265,600	134,522,074
1.63% due 02/15/2026(1)	176,864,000	163,074,135
1.63% due 05/15/2026	147,197,500	135,346,951
2.00% due 02/15/2025	93,704,500	89,674,475
2.00% due 08/15/2025	156,490,500	149,136,669
2.00% due 11/15/2026	182,591,700	172,349,447
2.13% due 05/15/2025	155,108,500	149,413,110
2.25% due 11/15/2025(1)	144,170,000	139,642,161
2.25% due 02/15/2027	182,615,500	175,731,752
2.25% due 08/15/2027	138,794,500	133,291,515
2.25% due 11/15/2027	53,421,000	51,269,552
2.38% due 05/15/2027	149,800,000	145,540,062

		1,638,991,903

Total U.S. Government Treasuries (cost $1,745,403,369)		1,672,269,586

OPTIONS - PURCHASED — 0.6%
Over the Counter Put Options – Purchased(4) (cost $67,639,400)	3,420,000	78,917,208

Total Long-Term Investment Securities (cost $10,685,076,881)		11,964,317,586

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 8.7%
Registered Investment Companies — 8.7%
AllianceBernstein Government STIF Portfolio 1.18%(3) (cost $1,144,739,806)	$1,144,739,806	$1,144,739,806

TOTAL INVESTMENTS (cost $11,829,816,687)(2)	100.3%	13,109,057,392
Liabilities in excess of other assets	(0.3)	(44,222,005)

NET ASSETS	100.0%	$13,064,835,387

†	Non-income producing security
@	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
*	See Note 1

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of January 31, 2018.

(4) Purchased Options:

Over the Counter Put Options - Purchased
Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	UBS AG	April 2018	$2,570.00	950,000	$2,682,619,500	$13,965,000	$13,542,723	$(422,277)
S&P 500 Index	Morgan Stanley and Co. International	April 2018	2,570.00	160,000	451,809,600	2,480,000	2,280,880	(199,120)
S&P 500 Index	Citibank N.A.	May 2018	2,625.00	1,020,000	2,880,286,200	21,318,000	27,859,514	6,541,514
S&P 500 Index	Goldman Sachs International	May 2018	2,625.00	1,290,000	3,642,714,900	29,876,400	35,234,091	5,357,691

						$67,639,400	$78,917,208	$11,277,808

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Written Call Options
Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Received	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	UBS AG	April 2018	$2,890.00	950,000	$2,682,619,500	$18,525,000	$29,357,754	$(10,832,754)
S&P 500 Index	Morgan Stanley and Co. International	April 2018	2,890.00	160,000	451,809,600	2,880,000	4,944,464	(2,064,464)
S&P 500 Index	Citibank N.A.	May 2018	3,025.00	1,020,000	2,880,286,200	12,079,860	6,986,582	5,093,278
S&P 500 Index	Goldman Sachs International	May 2018	3,025.00	1,290,000	3,642,714,900	16,328,175	8,835,971	7,492,204

						$49,813,035	$50,124,771	$(311,736)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

435

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio*

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
52,100	Long	S&P 500 E-Mini Index	March 2018	$7,023,896,695	$7,361,209,000	$337,312,305

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$10,213,130,792	$—	$—	$10,213,130,792
U.S. Government Treasuries	—	1,672,269,586	—	1,672,269,586
Options-Purchased	—	78,917,208	—	78,917,208
Short-Term Investment securities	1,144,739,806	—	—	1,144,739,806

Total Investments at Value	$11,357,870,598	$1,751,186,794	$—	$13,109,057,392

Other Financial Instruments:†
Futures Contracts	$337,312,305	$—	$—	$337,312,305
Over the Counter Written Call Options	—	12,585,482	—	12,585,482

Total Other Financial Instruments	$337,312,305	$12,585,482	$—	$349,897,787

LIABILITIES:
Other Financial Instruments:†
Over the Counter Written Call Options	$—	$12,897,218	$—	$12,897,218

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

436

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio*

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation**

Domestic Equity Investment Companies	51.0%
Domestic Fixed Income Investment Companies	15.1
International Equity Investment Companies	12.9
United States Treasury Notes	12.6
Registered Investment Companies	6.9
International Fixed Income Investment Companies	0.8
Options-Purchased	0.6
United States Treasury Bonds	0.4

100.3%

*	See Note 1
**	Calculated as a percentage of net assets

437

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio*

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#@ — 79.8%
Domestic Equity Investment Companies — 51.0%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,111,531	$112,351,452
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,406,105	198,621,740
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	18,877,443	338,850,099
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,759,072	73,189,137
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,841,290	49,978,282
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	9,465,911	138,391,619
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,436,642	211,938,371
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	4,630,620	91,408,446
SunAmerica Series Trust SA Boston Company Capital Growth Portfolio, Class 1	6,211,577	112,740,125
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	10,201,706	154,453,835
SunAmerica Series Trust SA Frankin Small Company Value Portfolio, Class 1	1,605,782	38,394,243
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	7,978,778	117,527,404
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,669,502	250,439,801
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,081,953	60,375,451
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	24,978,086	589,732,608
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	9,035,682	213,693,879
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	3,517,654	49,458,219
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,152,833	335,923,354
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,706,331	54,216,931
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	12,174,716	288,175,539
SunAmerica Series Trust SA Pyramis® Real Estate Portfolio, Class 1	2,205,540	28,186,805
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,539,902	52,889,863

Total Domestic Equity Investment Companies (cost $2,996,651,905)		3,560,937,203

Domestic Fixed Income Investment Companies — 15.1%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	11,169,520	166,090,760
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	11,945,650	138,450,083
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	8,786,102	84,346,577

Security Description	Shares/ Principal Amount	Value (Note 2)

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	4,231,647	$44,686,191
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	12,345,288	165,550,311
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	8,187,400	83,102,106
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	6,798,855	67,036,712
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	29,523,984	261,582,499
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	7,204,192	41,640,228

Total Domestic Fixed Income Investment Companies (cost $1,062,491,131)		1,052,485,467

International Equity Investment Companies — 12.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	20,162,389	207,470,981
SunAmerica Series Trust SA Franklin Foreign Value Portfolio, Class 1	13,888,385	246,241,072
SunAmerica Series Trust SA International Index Portfolio, Class 1	8,802,014	106,768,424
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	6,816,274	167,339,534
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	4,181,917	47,381,125
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	10,487,513	123,647,775

Total International Equity Investment Companies (cost $753,221,253)		898,848,911

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $56,707,393)	4,952,186	56,355,871

Total Affiliated Registered Investment Companies (cost $4,869,071,682)		5,568,627,452

U.S. GOVERNMENT TREASURIES — 13.0%
United States Treasury Bonds — 0.4%
6.00% due 02/15/2026	$7,232,000	8,970,788
6.63% due 02/15/2027	3,420,000	4,502,243
6.75% due 08/15/2026	4,375,000	5,735,522
6.88% due 08/15/2025	2,456,100	3,164,052
7.63% due 02/15/2025	3,582,100	4,727,392

		27,099,997

United States Treasury Notes — 12.6%
1.50% due 08/15/2026(1)	101,483,400	92,076,365
1.63% due 02/15/2026(1)	84,676,000	78,073,918
1.63% due 05/15/2026	78,029,000	71,747,056
2.00% due 02/15/2025	38,819,000	37,149,480
2.00% due 08/15/2025	78,110,000	74,439,440
2.00% due 11/15/2026	96,684,800	91,261,387

438

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio*

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.13% due 05/15/2025(1)	$94,529,000	$91,058,013
2.25% due 11/15/2025	79,405,000	76,911,187
2.25% due 02/15/2027	101,353,000	97,532,467
2.25% due 08/15/2027	67,753,500	65,067,179
2.25% due 11/15/2027	28,884,000	27,720,742
2.38% due 05/15/2027	76,529,000	74,352,707

		877,389,941

Total U.S. Government Treasuries (cost $943,345,554)		904,489,938

OPTIONS — PURCHASED — 0.6%
Over the Counter Put Options — Purchased(4) (cost $36,459,000)	1,830,000	42,801,483

Total Long-Term Investment Securities (cost $5,848,876,236)		6,515,918,873

SHORT-TERM INVESTMENT SECURITIES — 6.9%
Registered Investment Companies — 6.9%
AllianceBernstein Government STIF Portfolio 1.18%(2) (cost $479,468,150)	$479,468,150	479,468,150

TOTAL INVESTMENTS (cost $6,328,344,386)(3)	100.3%	6,995,387,023
Liabilities in excess of other assets	(0.3)	(23,364,234)

NET ASSETS	100.0%	$6,972,022,789

*	See Note 1
@	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
†	Non-income producing security
STIF	— Short-Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of January 31, 2018.
(3)	See Note 3 for cost of investments on a tax basis.
(4)	Options — Purchased:

Over the Counter Put Options - Purchased
Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	UBS AG	April 2018	$2,570.00	500,000	$1,411,905,000	$7,350,000	$7,127,749	$(222,251)
S&P 500 Index	Morgan Stanley and Co. International	April 2018	2,570.00	50,000	141,190,500	775,000	712,775	(62,225)
S&P 500 Index	Citibank, N.A.	May 2018	2,625.00	580,000	1,637,809,800	12,122,000	15,841,685	3,719,685
S&P 500 Index	Goldman Sachs International	May 2018	2,625.00	700,000	1,976,667,000	16,212,000	19,119,274	2,907,274

						$36,459,000	$42,801,483	$6,342,483

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security of index.

Over the Counter Written Call Options
Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Received	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	UBS AG	April 2018	$2,890.00	500,000	$1,411,905,000	$9,750,000	$15,451,450	$(5,701,450)
S&P 500 Index	Morgan Stanley and Co. International	April 2018	2,890.00	50,000	141,190,500	900,000	1,545,145	(645,145)
S&P 500 Index	Citibank, N.A.	May 2018	3,025.00	580,000	1,637,809,800	6,868,940	3,972,762	2,896,178
S&P 500 Index	Goldman Sachs International	May 2018	3,025.00	700,000	1,976,667,000	8,860,250	4,794,713	4,065,537

						$26,379,190	$25,764,070	$615,120

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security of index.

439

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio*

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
23,900	Long	S&P 500 E-Mini Index	March 2018	$3,232,550,415	$3,376,831,000	$144,280,585

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,568,627,452	$—	$—	$5,568,627,452
U.S. Government Treasuries	—	904,489,938	—	904,489,938
Options-Purchased	—	42,801,483	—	42,801,483
Short-Term Investment Securities	479,468,150	—	—	479,468,150

Total Investments at Value	$6,048,095,602	$947,291,421	$—	$6,995,387,023

Other Financial Instruments:†
Futures Contracts	$144,280,585	$—	$—	$144,280,585
Over the Counter Written Call Options	—	6,961,715	—	6,961,715

Total Other Financial Instruments	$144,280,585	$6,961,715	$—	$151,242,300

LIABILITIES
Other Financial Instruments:†
Over the Counter Written Call Options	$—	$6,346,595	$—	$6,346,595

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

440

SunAmerica Series Trust SA VCP Index Allocation Portfolio††

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	47.5%
Domestic Fixed Income Investment Companies	19.8
Registered Investment Companies	19.7
International Equity Investment Companies	11.6
U.S. Government Treasuries	1.4
Options Purchased	0.1

100.1%

††	See Note 1
*	Calculated as a percentage of net assets

441

SunAmerica Series Trust SA VCP Index Allocation Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 78.9%
Domestic Equity Investment Companies — 47.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	398,608	$9,411,124
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	97,758	1,126,172
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	79,426	925,318

Total Domestic Equity Investment Companies (cost $10,835,362)		11,462,614

Domestic Fixed Income Investment Companies — 19.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	252,821	2,566,135
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	224,524	2,213,807

Total Domestic Fixed Income Investment Companies (cost $4,818,626)		4,779,942

International Equity Investment Companies — 11.6%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $2,708,190)	231,890	2,812,826

Total Affiliated Registered Investment Companies (cost $18,362,178)		19,055,382

OPTIONS — PURCHASED — 0.1%
Exchange Traded Put Options-Purchased(1) (cost $69,612)	44	34,540

Total Long-Term Investment Securities (cost $18,431,790)		19,089,922

SHORT-TERM INVESTMENT SECURITIES — 21.1%
Registered Investment Companies — 19.7%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.25%(2)	4,765,166	4,765,166
T. Rowe Price Treasury Reserve Fund 1.31%(2)	1,003	1,003

		4,766,169

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 1.4%
United States Treasury Bills 1.16% due 03/08/2018(3)	$115,000	$114,850
1.17% due 03/08/2018(3)	5,000	4,994
1.21% due 03/08/2018(3)	7,000	6,991
1.25% due 03/08/2018(3)	16,000	15,979
1.26% due 03/08/2018(3)	26,000	25,966
1.27% due 03/08/2018(3)	5,000	4,994
1.28% due 03/08/2018(3)	62,000	61,919
1.31% due 03/08/2018(3)	30,000	29,961
1.32% due 03/08/2018(3)	20,000	19,974
1.56% due 07/12/2018(3)	20,000	19,860
1.57% due 07/12/2018(3)	20,000	19,860

		325,348

Total Short-Term Investment Securities (cost $5,091,551)		5,091,517

TOTAL INVESTMENTS (cost $23,523,341)(4)	100.1%	24,181,439
Liabilities in excess of other assets	(0.1)	(24,253)

NET ASSETS	100.0%	$24,157,186

@	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/get prospectus.
††	See Note 1
#	See Note 8
†	Non-income producing security
(1)	Options — Purchased

Exchanged Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2018	$2,200	44	$12,424,764	$69,612	$34,540	$(35,072)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(2)	The rate shown is the 7-day yield as of January 31, 2018.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.

442

SunAmerica Series Trust SA VCP Index Allocation Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
13	Long	MSCI EAFE Index	March 2018	$1,313,847	$1,394,575	$80,728
6	Long	Russell 2000 Mini Index	March 2018	461,734	472,800	11,066
3	Long	S&P 400 E-mini Index	March 2018	567,343	586,260	18,917
39	Long	S&P 500 E-mini Index	March 2018	5,202,264	5,510,310	308,046
11	Short	U.S. Treasury 5 Year Notes	March 2018	1,280,053	1,261,820	18,233
10	Short	U.S. Treasury 10 Year Notes	March 2018	1,242,453	1,215,781	26,672
1	Short	U.S. Treasury Long Bonds	March 2018	152,123	147,813	4,310

						$467,972

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$19,055,382	$—	$—	$19,055,382
Options-Purchased	34,540	—	—	34,540
Short-Term Investment Securities:
Registered Investment Companies	4,766,169	—	—	4,766,169
U.S. Government Treasuries	—	325,348	—	325,348

Total Investments at Value	$23,856,091	$325,348	$—	$24,181,439

Other Financial Instruments:†
Futures Contracts	$467,972	$—	$—	$467,972

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

443

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Commercial Services-Finance	7.1%
Medical Products	4.8
Enterprise Software/Service	4.6
Schools	3.5
Semiconductor Equipment	3.3
E-Commerce/Services	3.1
Entertainment Software	2.8
Medical-Biomedical/Gene	2.8
Resorts/Theme Parks	2.8
Computers-Integrated Systems	2.6
Non-Hazardous Waste Disposal	2.6
Chemicals-Specialty	2.6
Computer Software	2.4
Electric Products-Misc.	2.4
Aerospace/Defense-Equipment	2.2
Security Services	2.0
Machinery-Electrical	1.9
Medical-HMO	1.9
Consulting Services	1.8
Hotels/Motels	1.7
Lighting Products & Systems	1.7
Containers-Paper/Plastic	1.7
Distribution/Wholesale	1.6
Medical-Drugs	1.6
Internet Security	1.5
Networking Products	1.4
Retail-Apparel/Shoe	1.4
Web Portals/ISP	1.4
Diversified Manufacturing Operations	1.4
Disposable Medical Products	1.4
Beverages-Non-alcoholic	1.4
Industrial Automated/Robotic	1.3
Finance-Investment Banker/Broker	1.3
Therapeutics	1.3
Food-Misc./Diversified	1.3
Miscellaneous Manufacturing	1.3
Patient Monitoring Equipment	1.3
Finance-Consumer Loans	1.3
Computer Services	1.2
Building Products-Cement	1.2
Building Products-Doors & Windows	1.2
Oil Companies-Exploration & Production	1.1
Theaters	1.1
Financial Guarantee Insurance	1.1
Machinery-General Industrial	1.1
Repurchase Agreements	1.1
Water Treatment Systems	1.0
Airlines	1.0
Medical-Outpatient/Home Medical	1.0
Electronic Measurement Instruments	1.0
Retail-Restaurants	0.8
Telecom Services	0.7
E-Commerce/Products	0.7
Casino Services	0.1

99.9%

*	Calculated as a percentage of net assets
#	See Note 1

444

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Aerospace/Defense-Equipment — 2.2%
Aerojet Rocketdyne Holdings, Inc.†	29,350	$807,125
Curtiss-Wright Corp.	12,110	1,582,293

		2,389,418

Airlines — 1.0%
Spirit Airlines, Inc.†	25,276	1,064,625

Beverages-Non-alcoholic — 1.4%
National Beverage Corp.	13,530	1,494,659

Building Products-Cement — 1.2%
Vulcan Materials Co.	9,870	1,336,398

Building Products-Doors & Windows — 1.2%
Masonite International Corp.†	18,892	1,317,717

Casino Services — 0.1%
Eldorado Resorts, Inc.†	4,724	163,214

Chemicals-Specialty — 2.6%
Albemarle Corp.	8,310	927,313
Univar, Inc.†	63,539	1,897,274

		2,824,587

Commercial Services-Finance — 7.1%
Euronet Worldwide, Inc.†	17,450	1,638,031
Total System Services, Inc.	18,510	1,644,799
TransUnion†	29,786	1,768,097
WEX, Inc.†	17,537	2,714,903

		7,765,830

Computer Services — 1.2%
EPAM Systems, Inc.†	11,568	1,359,009

Computer Software — 2.4%
Box, Inc., Class A†	80,460	1,789,430
Envestnet, Inc.†	16,720	898,700

		2,688,130

Computers-Integrated Systems — 2.6%
Mercury Systems, Inc.†	31,700	1,522,234
NCR Corp.†	35,970	1,349,235

		2,871,469

Consulting Services — 1.8%
Gartner, Inc.†	14,520	2,014,505

Containers-Paper/Plastic — 1.7%
Berry Global Group, Inc.†	30,700	1,817,133

Disposable Medical Products — 1.4%
ICU Medical, Inc.†	6,690	1,531,675

Distribution/Wholesale — 1.6%
SiteOne Landscape Supply, Inc.†	23,736	1,807,734

Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.	23,146	1,545,690

E-Commerce/Products — 0.7%
Etsy, Inc.†	40,460	759,030

E-Commerce/Services — 3.1%
Match Group, Inc.†	35,310	1,233,731
MercadoLibre, Inc.	5,580	2,160,018

		3,393,749

Electric Products-Misc. — 2.4%
Littelfuse, Inc.	6,875	1,494,212

Security Description	Shares	Value (Note 2)

Electric Products-Misc. (continued)
Novanta, Inc.†	20,230	$1,171,317

		2,665,529

Electronic Measurement Instruments — 1.0%
National Instruments Corp.	21,210	1,059,227

Enterprise Software/Service — 4.6%
Black Knight, Inc.†	35,310	1,747,845
Ultimate Software Group, Inc.†	7,860	1,830,516
Veeva Systems, Inc., Class A†	23,340	1,467,152

		5,045,513

Entertainment Software — 2.8%
Take-Two Interactive Software, Inc.†	24,469	3,099,488

Finance-Consumer Loans — 1.3%
SLM Corp.†	120,150	1,374,516

Finance-Investment Banker/Broker — 1.3%
Raymond James Financial, Inc.	14,985	1,444,404

Financial Guarantee Insurance — 1.1%
Radian Group, Inc.	55,110	1,216,278

Food-Misc./Diversified — 1.3%
Lamb Weston Holdings, Inc.	24,270	1,422,222

Hotels/Motels — 1.7%
Hilton Grand Vacations, Inc.†	41,930	1,885,592

Industrial Automated/Robotic — 1.3%
Nordson Corp.	10,100	1,451,572

Internet Security — 1.5%
Proofpoint, Inc.†	15,881	1,620,180

Lighting Products & Systems — 1.7%
Universal Display Corp.	11,690	1,863,386

Machinery-Electrical — 1.9%
BWX Technologies, Inc.	32,930	2,089,079

Machinery-General Industrial — 1.1%
Zebra Technologies Corp., Class A†	9,810	1,208,200

Medical Products — 4.8%
ABIOMED, Inc.†	4,410	1,036,350
Cantel Medical Corp.	9,694	1,075,355
Hill-Rom Holdings, Inc.	17,920	1,529,114
Hologic, Inc.†	39,220	1,674,694

		5,315,513

Medical-Biomedical/Gene — 2.8%
Bio-Rad Laboratories, Inc., Class A†	4,290	1,109,094
CRISPR Therapeutics AG†	12,245	480,983
Exelixis, Inc.†	33,277	1,008,626
Puma Biotechnology, Inc.†	7,320	489,342

		3,088,045

Medical-Drugs — 1.6%
Array BioPharma, Inc.†	50,216	744,201
MyoKardia, Inc.†	8,133	419,663
TESARO, Inc.†	8,130	548,450

		1,712,314

Medical-HMO — 1.9%
Molina Healthcare, Inc.†	9,540	871,575
WellCare Health Plans, Inc.†	5,690	1,197,062

		2,068,637

Medical-Outpatient/Home Medical — 1.0%
Amedisys, Inc.†	19,821	1,062,802

445

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Miscellaneous Manufacturing — 1.3%
John Bean Technologies Corp.	12,410	$1,411,637

Networking Products — 1.4%
LogMeIn, Inc.	12,660	1,592,628

Non-Hazardous Waste Disposal — 2.6%
Waste Connections, Inc.	39,551	2,840,553

Oil Companies-Exploration & Production — 1.1%
Diamondback Energy, Inc.†	10,022	1,257,761

Patient Monitoring Equipment — 1.3%
Insulet Corp.†	18,350	1,404,325

Resorts/Theme Parks — 2.8%
Six Flags Entertainment Corp.	23,690	1,600,497
Vail Resorts, Inc.	6,752	1,475,717

		3,076,214

Retail-Apparel/Shoe — 1.4%
Burlington Stores, Inc.†	12,925	1,573,102

Retail-Restaurants — 0.8%
Wingstop, Inc.	18,029	871,882

Schools — 3.5%
Adtalem Global Education, Inc.†	36,390	1,673,940
Bright Horizons Family Solutions, Inc.†	22,651	2,224,328

		3,898,268

Security Services — 2.0%
Brink’s Co.	25,860	2,156,724

Semiconductor Equipment — 3.3%
MKS Instruments, Inc.	15,590	1,594,857
Teradyne, Inc.	44,180	2,025,211

		3,620,068

Telecom Services — 0.7%
Switch, Inc., Class A	49,021	795,121

Security Description	Shares/ Principal Amount	Value (Note 2)
Theaters — 1.1%
Cinemark Holdings, Inc.	33,414	$1,229,635

Therapeutics — 1.3%
Flexion Therapeutics, Inc.†	39,570	893,886
Sarepta Therapeutics, Inc.†	8,320	545,293

		1,439,179

Water Treatment Systems — 1.0%
Evoqua Water Technologies Corp.†	47,624	1,088,685

Web Portals/ISP — 1.4%
Yandex NV, Class A†	40,449	1,566,590

Total Long-Term Investment Securities (cost $80,546,559)		108,659,441

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20% dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $1,162,006 and collateralized by $1,205,000 of United States Treasury Bonds, bearing interest at 1.88% due 03/31/2022 and having an approximate value of $1,185,761 (cost $1,162,000)	$1,162,000	1,162,000

TOTAL INVESTMENTS (cost $81,708,559)(1)	99.9%	109,821,441
Other assets less liabilities	0.1	116,697

NET ASSETS	100.0%	$109,938,138

†	Non-income producing security
#	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$108,659,441	$—	$—	$108,659,441
Repurchase Agreements	—	1,162,000	—	1,162,000

Total Investments at Value	$108,659,441	$1,162,000	$—	$109,821,441

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

446

SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio#

PORTFOLIO PROFILE — January 31, 2018 — (unaudited)

Industry Allocation*

Applications Software	10.2%
E-Commerce/Products	7.4
Commercial Services-Finance	6.8
Web Portals/ISP	6.2
Finance-Credit Card	4.8
Medical-HMO	4.7
Internet Content-Entertainment	4.4
Medical-Biomedical/Gene	3.7
Repurchase Agreements	3.3
Medical Products	3.2
Entertainment Software	3.1
Medical Instruments	3.1
Electronic Components-Semiconductors	2.9
Non-Hazardous Waste Disposal	2.8
Retail-Building Products	2.7
Data Processing/Management	2.4
Finance-Other Services	2.2
Coatings/Paint	2.1
Building Products-Cement	2.1
Internet Application Software	2.0
Finance-Investment Banker/Broker	2.0
Industrial Gases	2.0
Toys	1.7
Aerospace/Defense	1.7
Commercial Services	1.6
Auto/Truck Parts & Equipment-Original	1.4
E-Commerce/Services	1.4
Industrial Automated/Robotic	1.1
Beverages-Non-alcoholic	1.1
Machinery-Electrical	1.1
Auto-Cars/Light Trucks	1.1
Enterprise Software/Service	1.0
Oil Companies-Exploration & Production	1.0
Food-Misc./Diversified	1.0
Real Estate Investment Trusts	0.9

100.2%

*	Calculated as a percentage of net assets
#	See Note 1

447

SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Aerospace/Defense — 1.7%
Northrop Grumman Corp.	8,350	$2,843,426

Applications Software — 10.2%
Microsoft Corp.	112,960	10,732,330
salesforce.com, Inc.†	37,649	4,288,597
ServiceNow, Inc.†	13,216	1,967,466

		16,988,393

Auto-Cars/Light Trucks — 1.1%
Ferrari NV	14,500	1,732,750

Auto/Truck Parts & Equipment-Original — 1.4%
Aptiv PLC	24,970	2,369,154

Beverages-Non-alcoholic — 1.1%
Monster Beverage Corp.†	27,317	1,863,839

Building Products-Cement — 2.1%
Vulcan Materials Co.	25,720	3,482,488

Coatings/Paint — 2.1%
Sherwin-Williams Co.	8,356	3,485,371

Commercial Services — 1.6%
Cintas Corp.	16,190	2,727,206

Commercial Services-Finance — 6.8%
FleetCor Technologies, Inc.†	17,270	3,669,875
PayPal Holdings, Inc.†	18,945	1,616,387
S&P Global, Inc.	12,351	2,236,766
Total System Services, Inc.	21,990	1,954,032
TransUnion†	29,350	1,742,216

		11,219,276

Data Processing/Management — 2.4%
Fidelity National Information Services, Inc.	22,939	2,348,036
First Data Corp., Class A†	96,540	1,708,758

		4,056,794

E-Commerce/Products — 7.4%
Amazon.com, Inc.†	8,451	12,261,471

E-Commerce/Services — 1.4%
MercadoLibre, Inc.	6,110	2,365,181

Electronic Components-Semiconductors — 2.9%
Broadcom, Ltd.	13,449	3,335,755
Infineon Technologies AG ADR	52,980	1,545,427

		4,881,182

Enterprise Software/Service — 1.0%
Black Knight, Inc.†	34,750	1,720,125

Entertainment Software — 3.1%
Activision Blizzard, Inc.	36,700	2,720,571
Electronic Arts, Inc.†	19,456	2,470,134

		5,190,705

Finance-Credit Card — 4.8%
Visa, Inc., Class A	63,596	7,900,531

Finance-Investment Banker/Broker — 2.0%
Raymond James Financial, Inc.	34,930	3,366,903

Finance-Other Services — 2.2%
Intercontinental Exchange, Inc.	48,385	3,572,748

Food-Misc./Diversified — 1.0%
Lamb Weston Holdings, Inc.	27,560	1,615,016

Security Description	Shares/ Principal Amount	Value (Note 2)

Industrial Automated/Robotic — 1.1%
Rockwell Automation, Inc.	9,510	$1,876,228

Industrial Gases — 2.0%
Air Products & Chemicals, Inc.	19,540	3,289,950

Internet Application Software — 2.0%
Tencent Holdings, Ltd. ADR	57,058	3,376,122

Internet Content-Entertainment — 4.4%
Facebook, Inc., Class A†	23,047	4,307,254
Netflix, Inc.†	11,230	3,035,469

		7,342,723

Machinery-Electrical — 1.1%
BWX Technologies, Inc.	28,080	1,781,395

Medical Instruments — 3.1%
Boston Scientific Corp.†	91,481	2,557,809
Edwards Lifesciences Corp.†	20,260	2,564,511

		5,122,320

Medical Products — 3.2%
Baxter International, Inc.	29,870	2,151,536
Hologic, Inc.†	74,390	3,176,453

		5,327,989

Medical-Biomedical/Gene — 3.7%
Celgene Corp.†	24,455	2,473,868
Exelixis, Inc.†	62,540	1,895,587
Incyte Corp.†	8,780	792,746
Regeneron Pharmaceuticals, Inc.†	2,660	975,289

		6,137,490

Medical-HMO — 4.7%
UnitedHealth Group, Inc.	32,800	7,766,384

Non-Hazardous Waste Disposal — 2.8%
Waste Connections, Inc.	65,425	4,698,823

Oil Companies-Exploration & Production — 1.0%
Pioneer Natural Resources Co.	9,020	1,649,848

Real Estate Investment Trusts — 0.9%
SBA Communications Corp.†	8,670	1,512,915

Retail-Building Products — 2.7%
Home Depot, Inc.	22,683	4,557,015

Toys — 1.7%
Nintendo Co., Ltd. ADR	50,280	2,869,982

Web Portals/ISP — 6.2%
Alphabet, Inc., Class A†	8,706	10,292,407

Total Long-Term Investment Securities (cost $111,312,555)		161,244,150

REPURCHASE AGREEMENTS — 3.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 01/31/2018, to be repurchased 02/01/2018 in the amount of $5,511,031 collateralized by $5,715,000 of United States Treasury Bonds, bearing interest at 1.88% due 03/31/2022 and having an approximate value of $5,623,754 (cost $5,511,000)	$5,511,000	5,511,000

TOTAL INVESTMENTS (cost $116,823,555)(1)	100.2%	166,755,150
Liabilities in excess of other assets	(0.2)	(275,776)

NET ASSETS	100.0%	$166,479,374

†	Non-income producing security
#	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

448

SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2018 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$161,244,150	$—	$—	$161,244,150
Repurchase Agreements	—	5,511,000	—	5,511,000

Total Investments at Value	$161,244,150	$5,511,000	$—	$166,755,150

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

449

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018

	SA AB Growth†	SA AB Small & Mid Cap Value†	SA BlackRock VCP Global Multi Asset	SA Boston Company Capital Growth†	SA Columbia Technology†
ASSETS:
Investments at value (unaffiliated)*	$654,632,949	$614,330,680	$728,851,340	$396,457,537	$75,029,947
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	1,830,000
Cash	786	754	722	856	65
Foreign cash*	—	—	13,692,030	3,690	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	5,844,724	—	—
Receivable for:
Fund shares sold	22,326	20,239	323,713	5,447	147,344
Dividends and interest	71,654	197,075	1,406,836	180,466	9,608
Investments sold	3,979,096	4,106,788	—	—	253,703
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	4,661	32,454	4,308	7,974	22,610
Due from investment adviser for expense reimbursements/fee waivers	—	—	793	33,904	6,443
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	133,515	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	353,903	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	658,711,472	618,687,990	750,611,884	396,689,874	77,299,720

LIABILITIES:
Payable for:
Fund shares redeemed	347,174	556,032	80,548	178,799	6,701
Investments purchased	6,742,723	1,194,547	—	—	589,211
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	335,689	488,156	538,216	276,752	64,431
Service fees — Class 2	2,949	1,867	—	221	640
Service fees — Class 3	28,582	109,877	157,631	12,291	11,693
Transfer agent fees	200	144	80	208	175
Trustees’ fees and expenses	581	678	576	373	83
Other accrued expenses	84,903	84,480	124,841	67,941	56,731
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	676,712	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	828,694	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	7,542,801	2,435,781	2,407,298	536,585	729,665

Net Assets	$651,168,671	$616,252,209	$748,204,586	$396,153,289	$76,570,055

* Cost
Investments (unaffiliated)	$471,062,110	$488,301,021	$705,539,407	$310,638,774	$53,243,723

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$13,478,948	$3,547	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

450

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2018

	SA AB Growth†	SA AB Small & Mid Cap Value†	SA BlackRock VCP Global Multi Asset	SA Boston Company Capital Growth†	SA Columbia Technology†
NET ASSETS REPRESENTED BY:
Paid-in capital	$402,197,798	$424,306,933	$668,641,667	$279,469,887	$44,918,258
Accumulated undistributed net investment income (loss)	16,009	906,442	3,775,747	1,186,931	(63,081)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	65,384,025	65,009,175	47,682,882	29,677,565	9,928,661
Unrealized appreciation (depreciation) on investments	183,570,839	126,029,659	23,311,933	85,818,763	21,786,224
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	5,036,616	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(244,259)	143	(7)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$651,168,671	$616,252,209	$748,204,586	$396,153,289	$76,570,055

Class 1 (unlimited shares authorized):
Net assets	$491,202,677	$91,640,359	$119,690	$335,869,739	$15,770,815
Shares of beneficial interest issued and outstanding	10,282,565	4,642,109	10,019	18,508,393	2,111,281
Net asset value, offering and redemption price per share	$47.77	$19.74	$11.95	$18.15	$7.47

Class 2 (unlimited shares authorized):
Net assets	$23,393,679	$14,443,125	$—	$1,761,596	$5,043,193
Shares of beneficial interest issued and outstanding	492,494	732,560	—	98,463	693,495
Net asset value, offering and redemption price per share	$47.50	$19.72	$—	$17.89	$7.27

Class 3 (unlimited shares authorized):
Net assets	$136,572,315	$510,168,725	$748,084,896	$58,521,954	$55,756,047
Shares of beneficial interest issued and outstanding	2,906,085	26,078,378	62,775,133	3,305,538	7,800,620
Net asset value, offering and redemption price per share	$47.00	$19.56	$11.92	$17.70	$7.15

†	See Note 1

See Notes to Financial Statements

451

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018

	SA DFA Ultra Short Bond†	SA Dogs of Wall Street†	SA Federated Corporate Bond†	SA Fixed Income Index†	SA Fixed Income Intermediate Index†
ASSETS:
Investments at value (unaffiliated)*	$404,704,193	$376,562,674	$1,603,477,672	$298,010,088	$229,763,035
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	1,326,000	—	6,475,000	13,295,000
Cash	—	357	56,534	798	514
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	81,665	1,309	150,880	149,793	126,531
Dividends and interest	1,759,388	732,761	19,244,849	2,300,136	1,416,029
Investments sold	3,016,069	—	975,607	—	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,291	4,348	4,652	21	—
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	9,065	19,346
Deferred offering costs	—	—	—	—	43,464
Variation margin on futures contracts	—	—	3,125	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	409,566,606	378,627,449	1,623,913,319	306,944,901	244,663,919

LIABILITIES:
Payable for:
Fund shares redeemed	1,694,079	286,248	713,805	172,146	129,936
Investments purchased	2,409,391	—	393,413	1,980,275	4,893,812
Investments purchased on an extended settlement basis	—	—	725,000	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	157,783	192,691	711,281	76,751	59,794
Service fees — Class 2	1,804	969	2,745	—	—
Service fees — Class 3	38,065	37,400	193,797	286	247
Transfer agent fees	428	208	187	543	517
Trustees’ fees and expenses	817	409	1,800	3,134	2,408
Other accrued expenses	97,298	68,529	184,296	140,203	67,433
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	4,399,665	586,454	2,926,324	2,373,338	5,154,147

Net Assets	$405,166,941	$378,040,995	$1,620,986,995	$304,571,563	$239,509,772

* Cost
Investments (unaffiliated)	$406,375,317	$322,832,642	$1,559,187,836	$299,645,966	$233,945,401

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

452

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2018

	SA DFA Ultra Short Bond†	SA Dogs of Wall Street†	SA Federated Corporate Bond†	SA Fixed Income Index†	SA Fxed Income Intermediate Index†
NET ASSETS REPRESENTED BY:
Paid-in capital	$408,697,855	$275,717,252	$1,502,699,427	$300,623,134	$242,722,520
Accumulated undistributed net investment income (loss)	4,014,262	8,241,431	62,300,827	5,788,832	1,151,080
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(5,874,052)	40,352,280	11,534,450	(204,525)	(181,462)
Unrealized appreciation (depreciation) on investments	(1,671,124)	53,730,032	44,289,836	(1,635,878)	(4,182,366)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	162,455	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$405,166,941	$378,040,995	$1,620,986,995	$304,571,563	$239,509,772

Class 1 (unlimited shares authorized):
Net assets	$215,124,567	$192,395,126	$695,387,554	$303,097,150	$238,097,510
Shares of beneficial interest issued and outstanding	20,364,669	12,706,819	51,864,676	29,872,591	24,140,358
Net asset value, offering and redemption price per share	$10.56	$15.14	$13.41	$10.15	$9.86

Class 2 (unlimited shares authorized):
Net assets	$14,205,961	$7,665,929	$21,286,680	$—	$—
Shares of beneficial interest issued and outstanding	1,361,004	507,264	1,588,729	—	—
Net asset value, offering and redemption price per share	$10.44	$15.11	$13.40	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$175,836,413	$177,979,940	$904,312,761	$1,474,413	$1,412,262
Shares of beneficial interest issued and outstanding	16,992,903	11,865,239	67,912,169	145,674	143,301
Net asset value, offering and redemption price per share	$10.35	$15.00	$13.32	$10.12	$9.86

†	See Note 1

See Notes to Financial Statements

453

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018

	SA Franklin Foreign Value†	SA Franklin Small Company Value†	SA Goldman Sachs Global Bond†	SA Goldman Sachs Multi-Asset Insights†	SA Index Allocation 60/40†
ASSETS:
Investments at value (unaffiliated)*	$1,075,938,923	$365,626,416	$437,473,378	$11,416,594	$—
Investments at value (affiliated)*	—	—	—	—	35,146,736
Repurchase agreements (cost approximates value)	20,038,000	5,303,000	—	—	—
Cash	879	802	56	—	—
Foreign cash*	17	—	344,474	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	12,498,325	177,555	—
Receivable for:
Fund shares sold	82,708	8,205	139,555	61,661	338,539
Dividends and interest	1,345,912	181,928	2,368,397	12,995	—
Investments sold	948,637	2,636,325	8,756,167	105,015	—
Investments sold on an extended settlement basis	4,730,625	—	2,333,108	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	27,477	—	—
Prepaid expenses and other assets	20,196	4,351	4,748	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	16,029	—	21,722	6,433
Deferred offering costs	—	—	—	39,083	—
Variation margin on futures contracts	—	—	66,418	8,546	—
Unrealized appreciation on forward foreign currency contracts	—	—	8,057,292	—	—
Swap premiums paid	—	—	1,318,533	3,662	—
Unrealized appreciation on swap contracts	—	—	2,575,718	34,887	—

Total assets	1,103,105,897	373,777,056	475,963,646	11,881,720	35,491,708

LIABILITIES:
Payable for:
Fund shares redeemed	389,513	201,506	208,911	49	480
Investments purchased	2,309,010	823,066	4,518,170	100,036	338,059
Investments purchased on an extended settlement basis	2,010,956	—	210,061	—	—
Payments on swap contracts	—	—	136,523	—	—
Investment advisory and management fees	729,437	308,530	229,196	6,846	2,716
Service fees — Class 2	1,781	—	776	—	—
Service fees — Class 3	120,495	48,172	66,714	2,422	6,757
Transfer agent fees	160	128	240	181	312
Trustees’ fees and expenses	1,255	530	517	1,073	1,139
Other accrued expenses	170,676	77,196	180,830	54,067	39,888
Accrued foreign tax on capital gains	714,795	—	—	—	—
Variation margin on futures contracts	—	—	84,316	7,570	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	314,282	—	—
Call and put options written, at value@	—	—	64,609	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	7,022,240	—	—
Swap premiums received	—	—	4,160,379	—	—
Unrealized depreciation on swap contracts	—	—	3,651,486	—	—

Total liabilities	6,448,078	1,459,128	20,849,250	172,244	389,351

Net Assets	$1,096,657,819	$372,317,928	$455,114,396	$11,709,476	$35,102,357

* Cost
Investments (unaffiliated)	$856,431,019	$287,977,004	$422,067,313	$11,055,239	$—

Investments (affiliated)	$—	$—	$—	$—	$33,220,820

Foreign cash	$17	$—	$340,621	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$66,700	$—	$—

†	See Note 1

See Notes to Financial Statements

454

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2018

	SA Franklin Foreign Value†	SA Franklin Small Company Value†	SA Goldman Sachs Global Bond†	SA Goldman Sachs Multi-Asset Insights†	SA Index Allocation 60/40†
NET ASSETS REPRESENTED BY:
Paid-in capital	$881,536,854	$245,291,472	$461,261,405	$11,111,362	$33,181,732
Accumulated undistributed net investment income (loss)	17,262,327	2,885,693	(902,774)	4,766	(11,634)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(20,992,075)	46,486,303	(19,639,850)	111,825	6,343
Unrealized appreciation (depreciation) on investments	219,507,904	77,649,412	15,406,065	361,355	1,925,916
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	(2,122,633)	120,168	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	57,604	5,048	1,112,183	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	(714,795)	—	—	—	—

Net Assets	$1,096,657,819	$372,317,928	$455,114,396	$11,709,476	$35,102,357

Class 1 (unlimited shares authorized):
Net assets	$514,252,765	$149,189,379	$133,157,569	$107,965	$152,330
Shares of beneficial interest issued and outstanding	28,999,813	6,240,676	11,695,164	10,222	13,490
Net asset value, offering and redemption price per share	$17.73	$23.91	$11.39	$10.56	$11.29

Class 2 (unlimited shares authorized):
Net assets	$13,991,806	$—	$6,084,144	$—	$—
Shares of beneficial interest issued and outstanding	789,198	—	539,180	—	—
Net asset value, offering and redemption price per share	$17.73	$—	$11.28	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$568,413,248	$223,128,549	$315,872,683	$11,601,511	$34,950,027
Shares of beneficial interest issued and outstanding	32,156,514	9,423,045	28,270,342	1,098,810	3,096,281
Net asset value, offering and redemption price per share	$17.68	$23.68	$11.17	$10.56	$11.29

†	See Note 1

See Notes to Financial Statements

455

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018

	SA Index Allocation 80/20†	SA Index Allocation 90/10†	SA International Index†	SA Invesco Growth Opportunities†	SA Invesco VCP Equity- Income†
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$378,833,262	$297,797,378	$1,613,350,513
Investments at value (affiliated)*	79,870,123	222,610,212	—	—	—
Repurchase agreements (cost approximates value)	—	—	9,718,000	—	—
Cash	—	—	246	922	—
Foreign cash*	—	—	589,389	—	132,243
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	26
Receivable for:
Fund shares sold	176,810	1,193,001	365,653	522	338,398
Dividends and interest	—	—	707,824	10,981	3,146,914
Investments sold	—	—	—	977,868	11,045,434
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	19	5,196	4,393
Due from investment adviser for expense reimbursements/fee waivers	3,582	—	37,050	—	67,794
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	39,000
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	13,174
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	80,050,515	223,803,213	390,251,443	298,792,867	1,628,137,889

LIABILITIES:
Payable for:
Fund shares redeemed	3,690	2,521	160,380	89,640	362,537
Investments purchased	173,120	1,190,481	—	407,642	12,742,282
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	6,542	17,696	130,087	186,364	1,148,454
Service fees — Class 2	—	—	—	396	—
Service fees — Class 3	16,329	44,184	76	36,539	338,960
Transfer agent fees	312	320	648	139	80
Trustees’ fees and expenses	1,368	1,922	3,467	371	1,364
Other accrued expenses	40,054	40,829	178,269	65,672	127,361
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	23,230	—	—
Due to investment adviser from expense recoupment	—	4,468	—	—	—
Due to custodian	—	—	—	—	1,324,480
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	1,886,069
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	241,415	1,302,421	496,157	786,763	17,931,587

Net Assets	$79,809,100	$222,500,792	$389,755,286	$298,006,104	$1,610,206,302

* Cost
Investments (unaffiliated)	$—	$—	$320,979,218	$232,376,886	$1,363,721,908

Investments (affiliated)	$73,743,146	$204,381,724	$—	$—	$—

Foreign cash	$—	$—	$573,725	$—	$132,384

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

456

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2018

	SA Index Allocation 80/20†	SA Index Allocation 90/10†	SA International Index†	SA Invesco Growth Opportunities†	SA Invesco VCP Equity- Income†
NET ASSETS REPRESENTED BY:
Paid-in capital	$73,697,558	$204,324,244	$331,974,891	$200,131,967	$1,341,323,415
Accumulated undistributed net investment income (loss)	(22,558)	(70,224)	(736,044)	—	12,402,952
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	7,123	18,284	284,367	32,453,645	6,238,585
Unrealized appreciation (depreciation) on investments	6,126,977	18,228,488	57,854,044	65,420,492	249,628,605
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	317,868	—	2,470,376
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	60,160	—	(1,857,631)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$79,809,100	$222,500,792	$389,755,286	$298,006,104	$1,610,206,302

Class 1 (unlimited shares authorized):
Net assets	$119,270	$268,076	$389,353,214	$121,703,365	$123,710
Shares of beneficial interest issued and outstanding	10,172	22,430	32,103,165	12,672,468	8,746
Net asset value, offering and redemption price per share	$11.73	$11.95	$12.13	$9.60	$14.14

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$3,134,306	$—
Shares of beneficial interest issued and outstanding	—	—	—	339,318	—
Net asset value, offering and redemption price per share	$—	$—	$—	$9.24	$—

Class 3 (unlimited shares authorized):
Net assets	$79,689,830	$222,232,716	$402,072	$173,168,433	$1,610,082,592
Shares of beneficial interest issued and outstanding	6,799,096	18,601,834	33,165	19,195,766	114,142,404
Net asset value, offering and redemption price per share	$11.72	$11.95	$12.12	$9.02	$14.11

†	See Note 1

See Notes to Financial Statements

457

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018

	SA Janus Focused Growth	SA JPMorgan Balanced†	SA JPMorgan Emerging Markets†	SA JPMorgan Equity- Income†	SA JPMorgan Global Equities†
ASSETS:
Investments at value (unaffiliated)*	$344,282,101	$259,599,947	$371,817,532	$1,212,817,618	$577,481,235
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	5,433,000	—	—	5,957,000
Cash	60,145	149,657	74	846	—
Foreign cash*	—	—	1,091,642	—	25,883
Cash collateral for futures contracts	—	170,000	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	7,748	451,657	72,222	79,584	31,996
Dividends and interest	166,965	707,928	406,702	808,325	565,274
Investments sold	1,790,041	8,899,193	6,563,586	6,771,733	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,502	9,431	198,788	5,562	5,894
Due from investment adviser for expense reimbursements/fee waivers	29,117	3,750	28,654	561	92
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	12,436	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	346,343,619	275,436,999	380,179,200	1,220,484,229	584,067,374

LIABILITIES:
Payable for:
Fund shares redeemed	144,608	76,458	161,380	447,709	246,087
Investments purchased	—	8,989,905	4,992,698	4,424,471	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	247,492	142,935	336,382	557,163	353,225
Service fees — Class 2	1,254	1,611	554	1,436	600
Service fees — Class 3	29,958	35,758	34,746	53,171	8,445
Transfer agent fees	208	240	255	200	237
Trustees’ fees and expenses	325	261	320	1,235	586
Other accrued expenses	62,551	116,997	389,532	118,744	106,332
Accrued foreign tax on capital gains	—	—	586,186	—	—
Variation margin on futures contracts	—	13,047	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	1,898
Due to broker	—	—	25	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	486,396	9,377,212	6,502,078	5,604,129	717,410

Net Assets	$345,857,223	$266,059,787	$373,677,122	$1,214,880,100	$583,349,964

* Cost
Investments (unaffiliated)	$251,540,665	$229,838,053	$252,982,123	$882,328,689	$451,354,626

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$1,096,480	$—	$25,446

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

458

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2018

	SA Janus Focused Growth	SA JPMorgan Balanced†	SA JPMorgan Emerging Markets†	SA JPMorgan Equity- Income†	SA JPMorgan Global Equities†
NET ASSETS REPRESENTED BY:
Paid-in capital	$225,987,065	$216,679,952	$315,097,357	$797,686,239	$384,092,535
Accumulated undistributed net investment income (loss)	—	3,757,302	5,443,649	22,069,348	7,177,053
Accumulated undistributed net realized gain (loss) on investments,
swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	27,126,495	15,823,017	(65,117,038)	64,635,584	65,930,352
Unrealized appreciation (depreciation) on investments	92,741,436	29,761,894	118,835,409	330,488,929	126,126,609
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	37,622	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	2,227	—	3,931	—	23,415
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(586,186)	—	—

Net Assets	$345,857,223	$266,059,787	$373,677,122	$1,214,880,100	$583,349,964

Class 1 (unlimited shares authorized):
Net assets	$190,835,882	$83,279,044	$200,885,444	$950,519,409	$538,327,488
Shares of beneficial interest issued and outstanding	12,959,658	3,963,538	19,942,272	25,309,948	21,924,399
Net asset value, offering and redemption price per share	$14.73	$21.01	$10.07	$37.56	$24.55

Class 2 (unlimited shares authorized):
Net assets	$10,095,546	$12,732,234	$4,486,549	$11,349,905	$4,767,639
Shares of beneficial interest issued and outstanding	700,360	607,190	447,675	302,579	194,626
Net asset value, offering and redemption price per share	$14.41	$20.97	$10.02	$37.51	$24.50

Class 3 (unlimited shares authorized):
Net assets	$144,925,795	$170,048,509	$168,305,129	$253,010,786	$40,254,837
Shares of beneficial interest issued and outstanding	10,213,142	8,141,357	16,930,348	6,775,573	1,651,879
Net asset value, offering and redemption price per share	$14.19	$20.89	$9.94	$37.34	$24.37

†	See Note 1

See Notes to Financial Statements

459

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth†	SA Large Cap Index†	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities†
ASSETS:
Investments at value (unaffiliated)*	$1,941,329,974	$373,157,761	$2,132,139,778	$1,607,449,027	$14,429,006
Investments at value (affiliated)*	—	—	4,839,959	—	—
Repurchase agreements (cost approximates value)	—	10,210,000	37,019,000	—	—
Cash	773,699	781	574	—	53,000
Foreign cash*	—	—	—	—	2,427
Cash collateral for futures contracts	—	—	2,725,000	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	26	—	—	—	39,535
Receivable for:
Fund shares sold	108,154	51,639	1,055,159	1,716	25,454
Dividends and interest	10,620,538	18,322	1,556,908	1,462,688	36,019
Investments sold	490,650	793,815	—	39,221,557	38,178
Investments sold on an extended settlement basis	—	—	—	—	1,213
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,411	4,658	2,867	118,074	4
Due from investment adviser for expense reimbursements/fee waivers	166,559	516	201,322	66,112	22,626
Deferred offering costs	—	—	—	—	101,468
Variation margin on futures contracts	109,375	—	17,094	—	383
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,953,606,386	384,237,492	2,179,557,661	1,648,319,174	14,749,313

LIABILITIES:
Payable for:
Fund shares redeemed	780,442	172,412	717,630	767,459	21
Investments purchased	1,262,101	1,395,304	2,624,755	44,608,919	117,302
Investments purchased on an extended settlement basis	547,000	—	—	—	2,151
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	993,230	245,894	732,082	973,576	8,315
Service fees — Class 2	1,120	1,988	—	6,760	—
Service fees — Class 3	209,080	34,102	1,370	120,534	2,942
Transfer agent fees	218	202	45	219	181
Trustees’ fees and expenses	2,139	382	1,747	1,639	1,073
Other accrued expenses	243,122	73,183	204,528	165,324	74,461
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	57,063	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	4,095,515	1,923,467	4,282,157	46,644,430	206,446

Net Assets	$1,949,510,871	$382,314,025	$2,175,275,504	$1,601,674,744	$14,542,867

* Cost
Investments (unaffiliated)	$1,962,948,536	$284,613,920	$1,449,593,569	$1,215,258,157	$13,740,877

Investments (affiliated)	$—	$—	$4,090,909	$—	$—

Foreign cash	$—	$—	$—	$—	$2,403

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

460

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2018

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth†	SA Large Cap Index†	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities†
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,950,005,080	$250,588,431	$1,426,058,797	$1,068,978,675	$13,814,436
Accumulated undistributed net investment income (loss)	44,289,290	—	31,065,434	23,091,888	(10,341)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(23,664,480)	43,181,753	32,778,765	117,413,311	15,383
Unrealized appreciation (depreciation) on investments	(21,618,562)	88,543,841	683,295,258	392,190,870	688,129
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	499,543	—	2,077,250	—	35,175
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	85
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$1,949,510,871	$382,314,025	$2,175,275,504	$1,601,674,744	$14,542,867

Class 1 (unlimited shares authorized):
Net assets	$967,277,741	$203,679,693	$2,168,615,855	$977,479,571	$132,720
Shares of beneficial interest issued and outstanding	109,143,104	10,398,162	91,851,505	41,327,149	12,520
Net asset value, offering and redemption price per share	$8.86	$19.59	$23.61	$23.65	$10.60

Class 2 (unlimited shares authorized):
Net assets	$8,618,713	$15,782,660	$—	$53,259,903	$—
Shares of beneficial interest issued and outstanding	976,014	832,522	—	2,251,873	—
Net asset value, offering and redemption price per share	$8.83	$18.96	$—	$23.65	$—

Class 3 (unlimited shares authorized):
Net assets	$973,614,417	$162,851,672	$6,659,649	$570,935,270	$14,410,147
Shares of beneficial interest issued and outstanding	111,001,162	8,765,156	282,298	24,270,955	1,359,852
Net asset value, offering and redemption price per share	$8.77	$18.58	$23.59	$23.52	$10.60

†	See Note 1

See Notes to Financial Statements

461

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018

	SA MFS Blue Chip Growth†	SA MFS Massachusetts Investors Trust	SA MFS Telecom Utility†	SA MFS Total Return	SA Mid Cap Index†
ASSETS:
Investments at value (unaffiliated)*	$692,454,346	$1,223,538,718	$43,970,915	$554,795,431	$174,079,804
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	1,657,000
Cash	774	832	15,533	48,379	321
Foreign cash*	—	—	4,501	23	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	2
Receivable for:
Fund shares sold	4,390	8,081	246	85,019	136,410
Dividends and interest	100,774	657,326	90,950	1,672,621	63,820
Investments sold	—	2,453,488	6,270	6,073,792	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	4,360	5,726	10,607	6,479	10
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	647	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	692,564,644	1,226,664,171	44,099,669	562,681,744	175,937,367

LIABILITIES:
Payable for:
Fund shares redeemed	175,003	495,671	131,054	168,408	55,599
Investments purchased	—	1,236,311	42,020	7,347,802	284,834
Investments purchased on an extended settlement basis	—	—	3,944	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	378,589	699,859	28,055	306,826	44,478
Service fees — Class 2	476	1,270	214	3,717	—
Service fees — Class 3	29,027	90,354	5,673	70,489	58
Transfer agent fees	136	240	192	253	648
Trustees’ fees and expenses	540	1,306	53	639	2,121
Other accrued expenses	82,906	117,938	59,920	107,772	64,056
Accrued foreign tax on capital gains	—	—	6,536	—	—
Variation margin on futures contracts	—	—	—	—	3,500
Due to investment adviser from expense recoupment	—	—	—	—	4,897
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	193,973	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	666,677	2,642,949	471,634	8,005,906	460,191

Net Assets	$691,897,967	$1,224,021,222	$43,628,035	$554,675,838	$175,477,176

* Cost
Investments (unaffiliated)	$516,240,360	$828,456,521	$39,529,285	$452,160,653	$155,078,081

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$4,501	$23	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

462

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2018

	SA MFS Blue Chip Growth†	SA MFS Massachusetts Investors Trust	SA MFS Telecom Utility†	SA MFS Total Return	SA Mid Cap Index†
NET ASSETS REPRESENTED BY:
Paid-in capital	$461,598,751	$731,815,913	$37,869,591	$416,686,695	$156,396,313
Accumulated undistributed net investment income (loss)	2,471,147	3,432,509	418,426	9,252,425	34,006
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	51,614,083	93,690,603	1,096,663	26,095,880	28,176
Unrealized appreciation (depreciation) on investments	176,213,986	395,082,197	4,441,630	102,634,778	19,001,723
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	16,958
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(191,739)	6,060	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(6,536)	—	—

Net Assets	$691,897,967	$1,224,021,222	$43,628,035	$554,675,838	$175,477,176

Class 1 (unlimited shares authorized):
Net assets	$548,668,830	$784,894,355	$15,558,727	$192,656,381	$175,118,853
Shares of beneficial interest issued and outstanding	39,016,198	30,735,253	1,019,375	9,661,840	15,203,120
Net asset value, offering and redemption price per share	$14.06	$25.54	$15.26	$19.94	$11.52

Class 2 (unlimited shares authorized):
Net assets	$3,759,836	$10,004,569	$1,674,604	$29,150,668	$—
Shares of beneficial interest issued and outstanding	268,338	391,614	109,497	1,461,177	—
Net asset value, offering and redemption price per share	$14.01	$25.55	$15.29	$19.95	$—

Class 3 (unlimited shares authorized):
Net assets	$139,469,301	$429,122,298	$26,394,704	$332,868,789	$358,323
Shares of beneficial interest issued and outstanding	10,018,011	16,881,356	1,734,769	16,735,390	31,126
Net asset value, offering and redemption price per share	$13.92	$25.42	$15.22	$19.89	$11.51

†	See Note 1

See Notes to Financial Statements

463

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018

	SA Morgan Stanley International Equities†	SA Oppenheimer Main Street Large Cap†	SA PIMCO VCP Tactical Balanced†	SA PineBridge High-Yield Bond†	SA Putnam International Growth and Income†
ASSETS:
Investments at value (unaffiliated)*	$585,018,920	$468,373,831	$740,099,401	$363,659,323	$330,923,234
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	11,566,000	752,700,000	10,066,000	3,469,000
Cash	4,227,064	506	30,324,515	37,936	872
Foreign cash*	2,206,211	—	1,363,733	—	367
Cash collateral for futures contracts	—	—	33,513,000	—	—
Cash collateral for centrally cleared swap contracts	—	—	2,654,000	—	—
Due from broker	—	—	841,425	—	—
Receivable for:
Fund shares sold	85,213	21,016	370,743	119,689	15,019
Dividends and interest	1,432,053	240,145	4,109,771	5,857,170	537,992
Investments sold	2,638,945	3,943,603	6,335,294	2,270,082	2,455,583
Investments sold on an extended settlement basis	21,318,363	—	121,698,969	854,701	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	313,319	—	—
Prepaid expenses and other assets	22,273	4,422	4,380	16,012	29,336
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	14,434
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	614,309	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	614,581	—	2,375,894
Swap premiums paid	—	—	7,731,983	—	—
Unrealized appreciation on swap contracts	—	—	21,646,087	—	—

Total assets	616,949,042	484,149,523	1,724,935,510	382,880,913	339,821,731

LIABILITIES:
Payable for:
Fund shares redeemed	246,289	285,007	81,138	197,286	392,143
Investments purchased	17,560,258	6,844,172	35,283,425	503,869	—
Investments purchased on an extended settlement basis	6,567,996	—	289,149,566	4,228,163	—
Payments on swap contracts	—	—	785,208	—	—
Investment advisory and management fees	406,963	295,151	981,795	194,640	269,164
Service fees — Class 2	1,522	551	—	1,223	791
Service fees — Class 3	33,854	22,702	286,864	38,404	30,851
Transfer agent fees	168	179	84	303	202
Trustees’ fees and expenses	559	424	1,291	532	351
Other accrued expenses	122,971	74,473	141,505	102,709	91,853
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	525,353	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	26,597,917	—	—
Call and put options written, at value@	—	—	2,700,224	—	—
Unrealized depreciation on forward foreign currency contracts	1,349,409	—	1,178,344	—	1,479,255
Swap premiums received	—	—	2,219,790	—	—
Unrealized depreciation on swap contracts	—	—	264,988	—	—

Total liabilities	26,289,989	7,522,659	360,197,492	5,267,129	2,264,610

Net Assets	$590,659,053	$476,626,864	$1,364,738,018	$377,613,784	$337,557,121

* Cost
Investments (unaffiliated)	$498,678,386	$371,572,442	$750,786,026	$359,996,342	$263,880,770

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$2,200,143	$—	$1,356,054	$—	$367

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$1,757,827	$—	$—

†	See Note 1

See Notes to Financial Statements

464

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2018

	SA Morgan Stanley International Equities†	SA Oppenheimer Main Street Large Cap†	SA PIMCO VCP Tactical Balanced†	SA PineBridge High-Yield Bond†	SA Putnam International Growth and Income†
NET ASSETS REPRESENTED BY:
Paid-in capital	$488,199,232	$350,353,798	$1,153,813,278	$368,993,207	$263,859,453
Accumulated undistributed net investment income (loss)	7,224,728	3,240,604	22,544,390	22,320,411	6,779,323
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	10,192,867	26,235,463	124,740,319	(17,362,815)	(1,051,405)
Unrealized appreciation (depreciation) on investments	86,340,534	96,801,389	(10,686,625)	3,662,981	67,042,464
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	74,859,233	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(1,298,308)	(4,390)	(532,577)	—	927,286
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$590,659,053	$476,626,864	$1,364,738,018	$377,613,784	$337,557,121

Class 1 (unlimited shares authorized):
Net assets	$419,078,032	$364,981,277	$121,449	$188,571,988	$185,609,444
Shares of beneficial interest issued and outstanding	37,002,289	15,420,418	9,497	32,635,253	15,746,129
Net asset value, offering and redemption price per share	$11.33	$23.67	$12.79	$5.78	$11.79

Class 2 (unlimited shares authorized):
Net assets	$11,973,882	$4,323,971	$—	$9,398,259	$6,382,506
Shares of beneficial interest issued and outstanding	1,061,793	182,781	—	1,627,710	538,884
Net asset value, offering and redemption price per share	$11.28	$23.66	$—	$5.77	$11.84

Class 3 (unlimited shares authorized):
Net assets	$159,607,139	$107,321,616	$1,364,616,569	$179,643,537	$145,565,171
Shares of beneficial interest issued and outstanding	14,184,479	4,554,514	107,012,007	31,299,041	12,323,821
Net asset value, offering and redemption price per share	$11.25	$23.56	$12.75	$5.74	$11.81

†	See Note 1

See Notes to Financial Statements

465

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018

	SA Pyramis® Real Estate†	SA Schroders VCP Global Allocation	SA Small Cap Index†	SA T.Rowe Price Asset Allocation Growth†	SA T.Rowe Price VCP Balanced
ASSETS:
Investments at value (unaffiliated)*	$292,192,553	$614,548,139	$166,821,534	$21,270,750	$1,270,996,581
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	3,333,000	—	—
Cash	294	—	97	54,424	1,723,216
Foreign cash*	—	227,936	—	—	764,904
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	9,308,610	240	—	12,959
Receivable for:
Fund shares sold	6,986	394,244	96,992	50,775	1,137,077
Dividends and interest	104,745	1,990,381	40,593	39,577	3,318,230
Investments sold	843,925	7,164,930	166,148	93,920	9,548,027
Investments sold on an extended settlement basis	—	1,204,414	—	—	3,677,446
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	6,121	4,302	9	—	4,332
Due from investment adviser for expense reimbursements/fee waivers	—	9,150	—	34,818	—
Deferred offering costs	—	—	—	27,092	—
Variation margin on futures contracts	—	373,584	—	—	159,955
Unrealized appreciation on forward foreign currency contracts	—	1,115,022	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	293,154,624	636,340,712	170,458,613	21,571,356	1,291,342,727

LIABILITIES:
Payable for:
Fund shares redeemed	374,735	51,459	141,941	34,956	124,213
Investments purchased	391,440	7,673,859	—	545,527	10,133,422
Investments purchased on an extended settlement basis	—	640,495	—	35,835	10,703,119
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	194,916	437,401	50,500	10,830	806,767
Service fees — Class 2	670	—	—	—	—
Service fees — Class 3	43,582	131,661	76	3,845	263,234
Transfer agent fees	193	86	632	129	100
Trustees’ fees and expenses	505	496	2,045	1,073	775
Other accrued expenses	77,732	106,568	109,929	70,105	162,792
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	292,969	21,600	—	282,528
Due to investment adviser from expense recoupment	—	—	37,741	—	—
Due to custodian	—	981,136	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	11,018
Unrealized depreciation on forward foreign currency contracts	—	167,055	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,083,773	10,483,185	364,464	702,300	22,487,968

Net Assets	$292,070,851	$625,857,527	$170,094,149	$20,869,056	$1,268,854,759

* Cost
Investments (unaffiliated)	$293,417,091	$589,348,834	$150,103,241	$20,240,937	$1,132,339,902

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$262,905	$—	$—	$766,131

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$9,200

†	See Note 1

See Notes to Financial Statements

466

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2018

	SA Pyramis® Real Estate†	SA Schroders VCP Global Allocation	SA Small Cap Index†	SA T.Rowe Price Asset Allocation Growth†	SA T.Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$272,548,855	$545,503,504	$153,069,811	$19,839,869	$1,051,943,478
Accumulated undistributed net investment income (loss)	5,943,979	9,759,465	(3,705)	(2,071)	9,886,389
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	14,802,620	38,633,678	256,004	1,630	49,375,491
Unrealized appreciation (depreciation) on investments	(1,224,538)	25,199,305	16,718,293	1,029,813	138,656,679
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	5,842,283	53,746	—	18,975,923
Unrealized foreign exchange gain (loss) on other assets and liabilities	(65)	919,292	—	(185)	16,799
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$292,070,851	$625,857,527	$170,094,149	$20,869,056	$1,268,854,759

Class 1 (unlimited shares authorized):
Net assets	$84,195,179	$118,032	$169,759,060	$111,017	$125,166
Shares of beneficial interest issued and outstanding	6,588,627	9,446	14,575,740	10,356	9,434
Net asset value, offering and redemption price per share	$12.78	$12.50	$11.65	$10.72	$13.27

Class 2 (unlimited shares authorized):
Net assets	$5,208,458	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	408,721	—	—	—	—
Net asset value, offering and redemption price per share	$12.74	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$202,667,214	$625,739,495	$335,089	$20,758,039	$1,268,729,593
Shares of beneficial interest issued and outstanding	16,015,838	50,257,665	28,779	1,937,043	95,871,929
Net asset value, offering and redemption price per share	$12.65	$12.45	$11.64	$10.72	$13.23

†	See Note 1

See Notes to Financial Statements

467

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018

	SA VCP Dynamic Allocation†	SA VCP Dynamic Strategy†	SA VCP Index Allocation†	SA WellsCap Aggressive Growth†	SA WellsCap Fundamental Growth†
ASSETS:
Investments at value (unaffiliated)*	$2,895,926,600	$1,426,759,571	$5,126,057	$108,659,441	$161,244,150
Investments at value (affiliated)*	10,213,130,792	5,568,627,452	19,055,382	—	—
Repurchase agreements (cost approximates value)	—	—	—	1,162,000	5,511,000
Cash	21,324,670	12,122,000	3	207	49
Foreign cash*	—	600	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	17	—	—
Receivable for:
Fund shares sold	1,707,700	911,940	279,714	67,849	51,383
Dividends and interest	13,700,182	7,358,712	4,008	4,173	2,173
Investments sold	1,931,384	3,193,093	—	407,790	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	3,530,000	1,920,000	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	12,430	4,942	—	5,179	4,979
Due from investment adviser for expense reimbursements/fee waivers	197,188	85,245	20,231	—	—
Deferred offering costs	—	—	33,285	—	—
Variation margin on futures contracts	3,386,500	1,553,500	4,535	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	13,154,847,446	7,022,537,055	24,523,232	110,306,639	166,813,734

LIABILITIES:
Payable for:
Fund shares redeemed	4,121,931	4,903,307	424	58,039	142,475
Investments purchased	30,306,580	16,871,671	223,435	177,664	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	2,289,544	1,266,859	3,397	68,413	116,253
Service fees — Class 2	—	—	—	417	356
Service fees — Class 3	2,750,424	1,472,067	4,223	6,560	14,953
Transfer agent fees	128	112	142	255	192
Trustees’ fees and expenses	13,524	7,348	1,042	112	185
Other accrued expenses	350,073	201,290	56,014	57,041	59,946
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	8,168	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	69,201	—	—
Due to broker	55,084	27,542	—	—	—
Call and put options written, at value@	50,124,771	25,764,070	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	90,012,059	50,514,266	366,046	368,501	334,360

Net Assets	$13,064,835,387	$6,972,022,789	$24,157,186	$109,938,138	$166,479,374

* Cost
Investments (unaffiliated)	$2,957,782,575	$1,459,272,704	$5,161,163	$80,546,559	$111,312,555

Investments (affiliated)	$8,872,034,112	$4,869,071,682	$18,362,178	$—	$—

Foreign cash	$—	$563	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$49,813,035	$26,379,190	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

468

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2018

	SA VCP Dynamic Allocation†	SA VCP Dynamic Strategy†	SA VCP Index Allocation†	SA WellsCap Aggressive Growth†	SA WellsCap Fundamental Growth†
NET ASSETS REPRESENTED BY:
Paid-in capital	$10,340,128,010	$5,658,642,059	$22,950,966	$65,501,234	$95,213,185
Accumulated undistributed net investment income (loss)	169,027,876	101,497,999	1,892	(78,919)	(136,100)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	939,438,227	399,944,352	78,258	16,402,941	21,470,694
Unrealized appreciation (depreciation) on investments	1,279,240,705	667,042,637	658,098	28,112,882	49,931,595
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	337,000,569	144,895,705	467,972	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	37	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$13,064,835,387	$6,972,022,789	$24,157,186	$109,938,138	$166,479,374

Class 1 (unlimited shares authorized):
Net assets	$161,877	$159,896	$109,449	$75,184,427	$91,354,572
Shares of beneficial interest issued and outstanding	10,875	10,802	10,051	3,173,232	3,176,277
Net asset value, offering and redemption price per share	$14.89	$14.80	$10.89	$23.69	$28.76

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$3,312,675	$2,891,915
Shares of beneficial interest issued and outstanding	—	—	—	142,126	102,989
Net asset value, offering and redemption price per share	$—	$—	$—	$23.31	$28.08

Class 3 (unlimited shares authorized):
Net assets	$13,064,673,510	$6,971,862,893	$24,047,737	$31,441,036	$72,232,887
Shares of beneficial interest issued and outstanding	879,977,408	472,242,382	2,208,998	1,366,734	2,619,490
Net asset value, offering and redemption price per share	$14.85	$14.76	$10.89	$23.00	$27.58

†	See Note 1

See Notes to Financial Statements

469

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended January 31, 2018

	SA AB Growth†	SA AB Small & Mid Cap Value†	SA BlackRock VCP Global Multi Asset	SA Boston Company Capital Growth†	SA Columbia Technology†
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,018,484	$7,856,191	$6,499,736	$3,967,105	$578,302
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	55,392	11,850	3,037,306	9,524	1,869

Total investment income*	4,073,876	7,868,041	9,537,042	3,976,629	580,171

EXPENSES:
Investment advisory and management fees	3,531,270	5,529,633	5,429,470	2,906,036	700,205
Services fees:
Class 2	31,811	21,076	—	2,560	6,918
Class 3	318,595	1,244,820	1,585,897	139,603	127,319
Transfer agent fees	2,657	1,447	811	2,092	1,768
Custodian and accounting fees	55,815	74,620	157,364	35,959	24,188
Reports to shareholders	46,415	47,808	59,518	29,153	8,945
Audit and tax fees	37,595	37,631	52,840	37,864	47,454
Legal fees	9,534	12,805	9,468	8,899	6,834
Trustees’ fees and expenses	12,050	13,415	12,805	7,203	1,470
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	6,488	—	298
License fee	—	—	—	—	—
Other expenses	13,615	12,859	20,500	16,571	10,663

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,059,357	6,996,114	7,335,161	3,185,940	936,062
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	30,864	(368,341)	(70,020)
Fees paid indirectly (Note 5)	(1,486)	(34,514)	—	(28,251)	(16,756)

Net expenses	4,057,871	6,961,600	7,366,025	2,789,348	849,286

Net investment income (loss)	16,005	906,441	2,171,017	1,187,281	(269,115)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	66,513,052	66,908,213	29,136,503	29,963,803	10,307,218
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	22,145,520	—	—
Forward contracts	—	—	1,843,304	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	1,157,470	(351)	(3,952)
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	66,513,052	66,908,213	54,282,797	29,963,452	10,303,266

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	109,137,305	12,955,214	18,487,008	56,536,321	9,636,464
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	4,057,785	—	—
Forward contracts	—	—	(468,844)	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	97,171	570	(7)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	109,137,305	12,955,214	22,173,120	56,536,891	9,636,457

Net realized and unrealized gain (loss) on investments and foreign currencies	175,650,357	79,863,427	76,455,917	86,500,343	19,939,723

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$175,666,362	$80,769,868	$78,626,934	$87,687,624	$19,670,608

* Net of foreign withholding taxes on interest and dividends of	$—	$8,234	$381,470	$—	$1,748

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

470

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2018

	SA DFA Ultra Short Bond†	SA Dogs of Wall Street†	SA Federated Corporate Bond†	SA Fixed Income Index†	SA Fixed Income Intermediate Index†
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$11,002,569	$59,832	$134,317	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	7,006,612	1,446	73,406,800	6,627,058	1,398,996

Total investment income*	7,006,612	11,004,015	73,466,632	6,761,375	1,398,996

EXPENSES:
Investment advisory and management fees	2,279,947	2,193,838	8,317,678	857,375	218,548
Services fees:
Class 2	22,072	10,863	33,442	—	—
Class 3	473,361	418,776	2,257,950	913	461
Transfer agent fees	4,225	2,130	2,623	1,806	1,035
Custodian and accounting fees	75,878	37,841	203,963	38,985	14,000
Reports to shareholders	43,577	30,995	129,652	20,383	15,138
Audit and tax fees	43,035	37,586	48,074	45,573	28,063
Legal fees	7,647	9,145	16,706	3,978	4,854
Trustees’ fees and expenses	11,606	8,052	35,592	8,050	3,469
Deferred offering costs	—	—	—	19,627	15,234
Interest expense	—	2,293	4,200	—	—
License fee	—	—	—	66,470	7,285
Other expenses	31,002	11,066	19,709	9,053	3,507

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,992,350	2,762,585	11,069,589	1,072,213	311,594
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	—	(99,608)	(63,445)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	2,992,350	2,762,585	11,069,589	972,605	248,149

Net investment income (loss)	4,014,262	8,241,430	62,397,043	5,788,770	1,150,847

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(647,652)	40,776,254	13,334,610	(204,525)	(181,462)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(1,494,251)	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(647,652)	40,776,254	11,840,359	(204,525)	(181,462)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(753,863)	28,032,162	5,910,404	(1,635,878)	(4,182,366)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(83,165)	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(753,863)	28,032,162	5,827,239	(1,635,878)	(4,182,366)

Net realized and unrealized gain (loss) on investments and foreign currencies	(1,401,515)	68,808,416	17,667,598	(1,840,403)	(4,363,828)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,612,747	$77,049,846	$80,064,641	$3,948,367	$(3,212,981)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

471

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2018

	SA Franklin Foreign Value†	SA Franklin Small Company Value†	SA Goldman Sachs Global Bond†	SA Goldman Sachs Multi-Asset Insights†	SA Index Allocation 60/40†
INVESTMENT INCOME:
Dividends (unaffiliated)	$28,481,523	$6,721,330	$—	$30,508	$—
Dividends (affiliated)	—	—	—	—	198,196
Interest (unaffiliated)	20,248	439,085	7,252,452	20,393	10

Total investment income*	28,501,771	7,160,415	7,252,452	50,901	198,206

EXPENSES:
Investment advisory and management fees	8,297,818	3,619,648	2,678,629	24,304	14,476
Services fees:
Class 2	20,221	—	9,304	—	—
Class 3	1,371,156	552,750	760,800	8,597	35,912
Transfer agent fees	1,608	1,286	2,412	310	1,131
Custodian and accounting fees	228,738	52,955	318,746	8,332	11,821
Reports to shareholders	82,681	32,621	39,206	1,855	2,303
Audit and tax fees	68,496	37,814	57,822	39,227	33,047
Legal fees	15,741	8,807	13,464	3,312	2,890
Trustees’ fees and expenses	23,306	8,654	9,838	1,128	1,343
Deferred offering costs	—	—	—	16,901	9,766
Interest expense	—	—	6,087	—	—
License fee	—	—	—	—	—
Other expenses	14,173	15,325	11,883	5,583	6,094

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	10,123,938	4,329,860	3,908,191	109,549	118,783
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(46,778)	—	(72,828)	(56,815)
Fees paid indirectly (Note 5)	(1,619)	—	—	—	—

Net expenses	10,122,319	4,283,082	3,908,191	36,721	61,968

Net investment income (loss)	18,379,452	2,877,333	3,344,261	14,180	136,238

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	59,474,863	46,728,849	2,622,310	85,304	—
Investments (affiliated)	—	—	—	—	136,409
Futures contracts	—	—	1,424,820	59,648	—
Forward contracts	—	—	(89,061)	—	—
Swap contracts	—	—	(3,727,878)	10,665	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(128,371)	8,360	(325,361)	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	108,218
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	59,346,492	46,737,209	(95,170)	155,617	244,627

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	132,965,747	(13,693,110)	28,329,596	361,355	—
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(1,140,924)	85,281	1,925,916
Forward contracts	—	—	1,146,877	—	—
Swap contracts	—	—	(662,057)	34,887	—
Written option contracts	—	—	2,091	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	144,783	6,548	121,893	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(444,710)	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	132,665,820	(13,686,562)	27,797,476	481,523	1,925,916

Net realized and unrealized gain (loss) on investments and foreign currencies	192,012,312	33,050,647	27,702,306	637,140	2,170,543

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$210,391,764	$35,927,980	$31,046,567	$651,320	$2,306,781

* Net of foreign withholding taxes on interest and dividends of	$3,517,694	$47,309	$4,811	$—	$—

** Net of foreign withholding taxes on capital gains of	$155,239	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

472

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2018

	SA Index Allocation 80/20†	SA Index Allocation 90/10†	SA International Index†	SA Invesco Growth Opportunities†	SA Invesco VCP Equity- Income†
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$7,661,739	$1,152,436	$23,414,322
Dividends (affiliated)	661,279	1,950,686	—	—	—
Interest (unaffiliated)	10	10	4,208	9,118	9,493,365

Total investment income*	661,289	1,950,696	7,665,947	1,161,554	32,907,687

EXPENSES:
Investment advisory and management fees	32,298	84,769	1,115,845	2,097,625	12,040,737
Services fees:
Class 2	—	—	—	4,722	—
Class 3	80,479	211,530	347	418,174	3,528,074
Transfer agent fees	1,131	1,196	2,074	2,147	811
Custodian and accounting fees	11,821	11,821	251,065	31,817	158,986
Reports to shareholders	2,881	5,202	18,937	24,410	106,503
Audit and tax fees	33,047	33,047	46,323	37,928	39,517
Legal fees	2,850	2,715	8,735	8,242	26,386
Trustees’ fees and expenses	1,830	3,129	8,119	6,152	29,503
Deferred offering costs	9,817	10,132	16,201	—	—
Interest expense	—	—	591	401	1,716
License fee	—	—	116,928	—	—
Other expenses	6,059	6,251	21,022	11,802	18,803

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	182,213	369,792	1,606,187	2,643,420	15,951,036
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(43,598)	(5,680)	(148,718)	—	(705,668)
Fees paid indirectly (Note 5)	—	—	—	(8,914)	(13,378)

Net expenses	138,615	364,112	1,457,469	2,634,506	15,231,990

Net investment income (loss)	522,674	1,586,584	6,208,478	(1,472,952)	17,675,697

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	1,192,376	34,363,751	18,010,695
Investments (affiliated)	167,729	392,928	—	—	—
Futures contracts	—	—	13,745	—	6,650,258
Forward contracts	—	—	—	—	(5,598,366)
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	275,250	—	152,191
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	351,435	983,897	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	519,164	1,376,825	1,481,371	34,363,751	19,214,778

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	—	—	57,854,044	31,553,538	146,251,435
Investments (affiliated)	6,126,977	18,228,488	—	—	—
Futures contracts	—	—	317,868	—	2,470,376
Forward contracts	—	—	—	—	(1,348,815)
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	60,160	—	16,037
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	6,126,977	18,228,488	58,232,072	31,553,538	147,389,033

Net realized and unrealized gain (loss) on investments and foreign currencies	6,646,141	19,605,313	59,713,443	65,917,289	166,603,811

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,168,815	$21,191,897	$65,921,921	$64,444,337	$184,279,508

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$667,066	$10,964	$463,450

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

473

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2018

	SA Janus Focused Growth	SA JPMorgan Balanced†	SA JPMorgan Emerging Markets†	SA JPMorgan Equity- Income†	SA JPMorgan Global Equities†
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,549,408	$2,728,651	$9,201,144	$29,113,464	$11,463,864
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	97,752	2,536,008	4,415	10,909	4,671

Total investment income*	2,647,160	5,264,659	9,205,559	29,124,373	11,468,535

EXPENSES:
Investment advisory and management fees	2,628,960	1,557,028	3,751,862	6,156,251	3,931,881
Services fees:
Class 2	13,930	17,012	6,069	16,209	6,669
Class 3	339,018	378,308	388,948	593,134	93,319
Transfer agent fees	2,099	2,412	2,649	2,657	2,287
Custodian and accounting fees	34,622	118,358	279,920	112,953	100,168
Reports to shareholders	27,507	21,808	34,367	88,968	44,888
Audit and tax fees	37,622	61,363	52,064	37,874	60,059
Legal fees	19,453	8,107	14,914	14,084	14,224
Trustees’ fees and expenses	6,480	5,247	7,347	24,999	12,104
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	12,004	909	9,812
License fee	—	—	—	—	—
Other expenses	13,553	16,986	12,849	19,160	11,800

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,123,244	2,186,629	4,562,993	7,067,198	4,287,211
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(309,289)	(29,794)	(325,484)	(4,441)	(713)
Fees paid indirectly (Note 5)	(6,787)	(2,436)	(7,341)	(7,732)	(6,592)

Net expenses	2,807,168	2,154,399	4,230,168	7,055,025	4,279,906

Net investment income (loss)	(160,008)	3,110,260	4,975,391	22,069,348	7,188,629

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	27,883,929	17,338,727	45,253,726	65,431,975	71,692,316
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	41,904	445,258	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	2,002	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,263)	(5)	60,463	—	(89,522)
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	27,882,666	17,382,628	45,759,447	65,431,975	71,602,794

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	62,823,099	16,687,165	75,301,251	149,533,056	56,635,568
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	64,660	(91,951)	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	3,375	—	(11,357)	—	34,896
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(338,197)	—	—

Net unrealized gain (loss) on investments and foreign currencies	62,826,474	16,751,825	74,859,746	149,533,056	56,670,464

Net realized and unrealized gain (loss) on investments and foreign currencies	90,709,140	34,134,453	120,619,193	214,965,031	128,273,258

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$90,549,132	$37,244,713	$125,594,584	$237,034,379	$135,461,887

* Net of foreign withholding taxes on interest and dividends of	$7,328	$962	$1,240,433	$—	$659,796

** Net of foreign withholding taxes on capital gains of	$—	$—	$104,450	$—	$—

†	See Note 1

See Notes to Financial Statements

474

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2018

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth†	SA Large Cap Index†	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities†
INVESTMENT INCOME:
Dividends (unaffiliated)	$163,587	$2,097,115	$37,066,429	$34,838,901	$38,369
Dividends (affiliated)	—	—	96,956	—	—
Interest (unaffiliated)	52,577,725	13,732	45,157	55,759	28,749

Total investment income*	52,741,312	2,110,847	37,208,542	34,894,660	67,118

EXPENSES:
Investment advisory and management fees	11,384,565	2,744,446	7,499,050	10,678,376	26,858
Services fees:
Class 2	13,742	21,931	—	77,034	—
Class 3	2,428,791	380,470	1,637	1,361,408	9,502
Transfer agent fees	2,621	2,784	1,477	2,947	362
Custodian and accounting fees	295,789	40,496	183,249	156,317	28,000
Reports to shareholders	152,551	30,700	156,020	115,377	3,730
Audit and tax fees	72,817	37,877	40,314	37,532	39,227
Legal fees	18,688	8,926	57,311	11,409	3,827
Trustees’ fees and expenses	41,685	7,744	39,782	32,775	1,127
Deferred offering costs	—	—	—	—	37,736
Interest expense	2,935	—	9,165	16,342	—
License fee	—	—	187,481	—	—
Other expenses	22,470	10,174	29,862	47,350	5,583

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	14,436,654	3,285,548	8,205,348	12,536,867	155,952
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(1,905,546)	(4,067)	(2,062,239)	(744,787)	(115,372)
Fees paid indirectly (Note 5)	—	(5,286)	—	(15,997)	(3)

Net expenses	12,531,108	3,276,195	6,143,109	11,776,083	40,577

Net investment income (loss)	40,210,204	(1,165,348)	31,065,433	23,118,577	26,541

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(768,279)	47,033,235	29,904,589	118,664,203	2,025
Investments (affiliated)	—	—	141,877	—	—
Futures contracts	1,195,408	—	5,307,700	—	11,578
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(4)	—	—	(26,663)	(1,606)
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	(6)

Net realized gain (loss) on investments and foreign currencies	427,125	47,033,235	35,354,166	118,637,540	11,991

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	4,214,538	54,088,983	376,706,352	199,213,314	688,129
Investments (affiliated)	—	—	(165,287)	—	—
Futures contracts	377,544	—	1,997,472	—	35,175
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	3	—	—	31,736	85
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	4,592,085	54,088,983	378,538,537	199,245,050	723,389

Net realized and unrealized gain (loss) on investments and foreign currencies	5,019,210	101,122,218	413,892,703	317,882,590	735,380

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,229,414	$99,956,870	$444,958,136	$341,001,167	$761,921

* Net of foreign withholding taxes on interest and dividends of	$2,458	$20,289	$—	$—	$948

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

475

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2018

	SA MFS Blue Chip Growth†	SA MFS Massachusetts Investors Trust	SA MFS Telecom Utility†	SA MFS Total Return	SA Mid Cap Index†
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,785,259	$16,422,147	$1,453,845	$7,489,151	$1,909,662
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	21,614	67,108	11,575	6,206,562	1,152

Total investment income*	6,806,873	16,489,255	1,465,420	13,695,713	1,910,814

EXPENSES:
Investment advisory and management fees	3,829,540	7,720,408	334,526	3,519,577	386,932
Services fees:
Class 2	5,246	14,025	2,624	43,737	—
Class 3	318,273	1,023,064	66,828	795,842	352
Transfer agent fees	2,164	2,412	1,929	2,446	2,030
Custodian and accounting fees	62,992	115,516	31,037	115,844	38,403
Reports to shareholders	46,817	90,733	7,073	44,595	11,262
Audit and tax fees	38,030	38,135	39,416	43,085	36,303
Legal fees	9,680	13,223	7,794	9,965	4,123
Trustees’ fees and expenses	12,032	24,828	981	11,881	4,192
Deferred offering costs	—	—	—	—	12,655
Interest expense	826	2,099	—	213	378
License fee	—	—	—	—	28,102
Other expenses	11,520	27,363	8,726	25,927	11,817

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,337,120	9,071,806	500,934	4,613,112	536,549
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	—	—	(20,286)
Fees paid indirectly (Note 5)	—	(21,298)	(2,866)	(3,741)	—

Net expenses	4,337,120	9,050,508	498,068	4,609,371	516,263

Net investment income (loss)	2,469,753	7,438,747	967,352	9,086,342	1,394,551

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	51,910,031	90,875,991	1,373,400	30,198,772	1,169,544
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	9,843
Forward contracts	—	—	(593,533)	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	11,762	(5,787)	1,585	138
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	51,910,031	90,887,753	774,080	30,200,357	1,179,525

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	108,138,340	175,315,788	3,794,462	29,223,490	19,001,723
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	16,958
Forward contracts	—	—	(147,835)	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	3,102	3,480	9,049	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(4,587)	—	—

Net unrealized gain (loss) on investments and foreign currencies	108,138,340	175,318,890	3,645,520	29,232,539	19,018,681

Net realized and unrealized gain (loss) on investments and foreign currencies	160,048,371	266,206,643	4,419,600	59,432,896	20,198,206

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$162,518,124	$273,645,390	$5,386,952	$68,519,238	$21,592,757

* Net of foreign withholding taxes on interest and dividends of	$—	$211,233	$82,028	$85,607	$1,349

** Net of foreign withholding taxes on capital gains of	$—	$—	$3,376	$—	$—

†	See Note 1

See Notes to Financial Statements

476

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2018

	SA Morgan Stanley International Equities†	SA Oppenheimer Main Street Large Cap†	SA PIMCO VCP Tactical Balanced†	SA PineBridge High-Yield Bond†	SA Putnam International Growth and Income†
INVESTMENT INCOME:
Dividends (unaffiliated)	$11,560,139	$8,077,483	$—	$—	$10,158,581
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	76	9,228	19,030,640	25,568,413	31,018

Total investment income*	11,560,215	8,086,711	19,030,640	25,568,413	10,189,599

EXPENSES:
Investment advisory and management fees	4,167,989	3,186,782	10,505,568	2,430,614	3,107,056
Services fees:
Class 2	17,288	6,750	—	15,284	9,010
Class 3	388,447	254,159	3,067,538	453,865	356,510
Transfer agent fees	2,485	2,394	795	3,055	2,788
Custodian and accounting fees	106,854	46,867	191,256	51,885	64,802
Reports to shareholders	42,231	35,956	103,103	34,993	28,144
Audit and tax fees	47,156	37,707	46,795	59,857	67,179
Legal fees	9,377	9,707	18,984	9,209	13,872
Trustees’ fees and expenses	10,671	9,341	25,870	9,322	6,339
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	140	610	2,734
License fee	—	—	—	—	—
Other expenses	11,006	12,495	19,543	11,900	13,291

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,803,504	3,602,158	13,979,592	3,080,594	3,671,725
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	11,511	—	(166,066)
Fees paid indirectly (Note 5)	(5,111)	—	—	—	(3,262)

Net expenses	4,798,393	3,602,158	13,991,103	3,080,594	3,502,397

Net investment income (loss)	6,761,822	4,484,553	5,039,537	22,487,819	6,687,202

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	21,394,465	26,136,844	(12,506,587)	23,128,476	16,430,316
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	134,770,855	—	—
Forward contracts	96,471	—	(1,056,061)	—	(1,618,075)
Swap contracts	—	—	31,790,173	—	—
Written option contracts	—	—	783,144	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	58,073	(4,155)	(126,590)	—	54,880
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	21,549,009	26,132,689	153,654,934	23,128,476	14,867,121

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	89,247,037	48,541,797	(4,655,477)	(14,069,478)	57,009,835
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	45,341,656	—	—
Forward contracts	(1,023,885)	—	(649,862)	—	2,266,293
Swap contracts	—	—	16,367,558	—	—
Written option contracts	—	—	(44,055)	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	109,286	(4,390)	37,482	—	40,476
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	88,332,438	48,537,407	56,397,302	(14,069,478)	59,316,604

Net realized and unrealized gain (loss) on investments and foreign currencies	109,881,447	74,670,096	210,052,236	9,058,998	74,183,725

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,643,269	$79,154,649	$215,091,773	$31,546,817	$80,870,927

* Net of foreign withholding taxes on interest and dividends of	$1,270,222	$61,973	$1,096	$—	$1,204,768

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

477

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2018

	SA Pyramis® Real Estate†	SA Schroders VCP Global Allocation	SA Small Cap Index†	SA T.Rowe Price Asset Allocation Growth†	SA T.Rowe Price VCP Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,179,083	$6,601,406	$1,396,373	$39,816	$12,359,638
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	4,468	5,344,910	1,876	26,098	8,243,643

Total investment income*	9,183,551	11,946,316	1,398,249	65,914	20,603,281

EXPENSES:
Investment advisory and management fees	2,683,416	4,476,473	405,585	30,696	7,748,315
Services fees:
Class 2	8,827	—	—	—	—
Class 3	539,380	1,338,526	331	10,879	2,472,625
Transfer agent fees	1,955	781	2,142	271	946
Custodian and accounting fees	48,148	185,448	103,650	24,000	272,066
Reports to shareholders	31,024	49,016	10,137	3,483	80,973
Audit and tax fees	37,587	55,687	36,303	39,227	49,823
Legal fees	9,108	13,194	4,185	8,068	19,526
Trustees’ fees and expenses	8,098	10,817	3,870	1,128	19,316
Deferred offering costs	—	—	12,026	13,587	—
Interest expense	6,427	15,632	110	—	1,329
License fee	—	—	49,860	—	—
Other expenses	13,001	25,562	26,987	18,454	35,119

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,386,971	6,171,136	655,186	149,793	10,700,038
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	2,793	(133,390)	(103,392)	415,740
Fees paid indirectly (Note 5)	(15,066)	—	—	—	(74)

Net expenses	3,371,905	6,173,929	521,796	46,401	11,115,704

Net investment income (loss)	5,811,646	5,772,387	876,453	19,513	9,487,577

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	17,606,097	12,652,461	1,394,767	8,865	14,352,915
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	28,173,298	7,370	3,912	39,590,959
Forward contracts	—	2,909,607	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	27,977
Net realized foreign exchange gain (loss) on other assets and liabilities	12,205	624,539	99	1,476	93,822
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	17,618,302	44,359,905	1,402,236	14,253	54,065,673

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(15,316,178)	22,666,995	16,718,293	1,029,813	117,954,264
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	3,502,721	53,746	—	16,846,352
Forward contracts	—	1,875,029	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	(1,818)
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(65)	(163,922)	—	(185)	6,767
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(15,316,243)	27,880,823	16,772,039	1,029,628	134,805,565

Net realized and unrealized gain (loss) on investments and foreign currencies	2,302,059	72,240,728	18,174,275	1,043,881	188,871,238

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,113,705	$78,013,115	$19,050,728	$1,063,394	$198,358,815

* Net of foreign withholding taxes on interest and dividends of	$—	$213,665	$416	$639	$500,047

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

478

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2018

	SA VCP Dynamic Allocation†	SA VCP Dynamic Strategy†	SA VCP Index Allocation†	SA WellsCap Aggressive Growth†	SA WellsCap Fundamental Growth†
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$398,517	$1,071,038
Dividends (affiliated)	154,342,818	82,718,401	43,601	—	—
Interest (unaffiliated)	41,976,707	22,226,252	9,093	1,771	4,834

Total investment income*	196,319,525	104,944,653	52,694	400,288	1,075,872

EXPENSES:
Investment advisory and management fees	25,070,877	13,971,359	8,037	746,649	1,277,586
Services fees:
Class 2	—	—	—	4,739	3,915
Class 3	30,025,784	16,151,388	9,963	71,656	171,604
Transfer agent fees	1,286	1,125	323	2,572	1,929
Custodian and accounting fees	189,304	108,247	8,332	23,779	24,933
Reports to shareholders	935,119	504,404	3,104	10,471	14,257
Audit and tax fees	31,466	31,463	39,227	37,581	37,545
Legal fees	98,226	57,291	3,472	7,312	7,881
Trustees’ fees and expenses	259,806	140,262	1,074	2,145	2,250
Deferred offering costs	—	—	13,212	—	—
Interest expense	3,307	1,473	—	—	30
License fee	—	—	402	—	—
Other expenses	79,922	50,751	7,082	10,111	12,407

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	56,695,097	31,017,763	94,228	917,015	1,554,337
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(1,376,604)	(630,831)	(73,014)	—	—
Fees paid indirectly (Note 5)	—	—	—	(4,374)	(1,885)

Net expenses	55,318,493	30,386,932	21,214	912,641	1,552,452

Net investment income (loss)	141,001,032	74,557,721	31,480	(512,353)	(476,580)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(432,115,978)	(233,841,668)	(10,273)	17,647,712	22,364,155
Investments (affiliated)	199,295,461	69,910,653	2,851	—	—
Futures contracts	1,357,541,673	630,879,043	105,671	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	(341,285,136)	(183,961,234)	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	342,733	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	236,209,113	161,190,117	12,728	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	1,019,645,133	444,519,644	110,977	17,647,712	22,364,155

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(23,415,362)	(11,940,267)	(35,106)	11,020,743	30,798,390
Investments (affiliated)	1,093,235,458	635,804,229	693,204	—	—
Futures contracts	308,991,197	138,310,651	467,972	—	—
Forward contracts	—	—	—	—	—
Swap contracts
Written option contracts	(6,640,587)	(2,894,259)	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	37	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	1,372,170,706	759,280,391	1,126,070	11,020,743	30,798,390

Net realized and unrealized gain (loss) on investments and foreign currencies	2,391,815,839	1,203,800,035	1,237,047	28,668,455	53,162,545

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,532,816,871	$1,278,357,756	$1,268,527	$28,156,102	$52,685,965

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$3,428	$8,290

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

479

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA AB Growth††		SA AB Small & Mid Cap Value††		SA BlackRock VCP Global Multi Asset
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$16,005	$156,521	$906,441	$1,047,161	$2,171,017	$293,447
Net realized gain (loss) on investments and foreign currencies	66,513,052	39,817,501	66,908,213	54,681,360	54,282,797	897,020
Net unrealized gain (loss) on investments and foreign currencies	109,137,305	25,564,215	12,955,214	127,743,392	22,173,120	5,711,206

Net increase (decrease) in net assets resulting from operations	175,666,362	65,538,237	80,769,868	183,471,913	78,626,934	6,901,673

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(158,638)	(755,173)	(328,789)	(413,233)	(67)	(104)
Net investment income — Class 2	—	(7,743)	(30,914)	(33,500)	—	—
Net investment income — Class 3	—	—	(687,457)	(635,478)	(73,636)	(257,816)
Net realized gain on securities — Class 1	(30,484,748)	(46,597,952)	(7,963,518)	(5,166,491)	(371)	(814)
Net realized gain on securities — Class 2	(1,471,380)	(2,547,850)	(1,268,093)	(709,615)	—	—
Net realized gain on securities — Class 3	(8,878,166)	(15,561,207)	(46,298,384)	(24,286,497)	(2,354,434)	(3,502,491)

Total distributions to shareholders	(40,992,932)	(65,469,925)	(56,577,155)	(31,244,814)	(2,428,508)	(3,761,225)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	15,698,658	8,175,988	(29,431,115)	(79,965,667)	187,176,068	469,399,745

TOTAL INCREASE (DECREASE) IN NET ASSETS	150,372,088	8,244,300	(5,238,402)	72,261,432	263,374,494	472,540,193

NET ASSETS:
Beginning of period	500,796,583	492,552,283	621,490,611	549,229,179	484,830,092	12,289,899

End of period†	$651,168,671	$500,796,583	$616,252,209	$621,490,611	$748,204,586	$484,830,092

† Includes accumulated undistributed net investment income (loss)	$16,009	$158,642	$906,442	$1,047,161	$3,775,747	$(1,797,461)

†† See Note 1

See Notes to Financial Statements

480

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Boston Company Capital Growth††		SA Columbia Technology††		SA DFA Ultra Short Bond††
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,187,281	$968,100	$(269,115)	$(209,257)	$4,014,262	$824,887
Net realized gain (loss) on investments and foreign currencies	29,963,452	3,259,474	10,303,266	10,437,840	(647,652)	(261,951)
Net unrealized gain (loss) on investments and foreign currencies	56,536,891	20,558,198	9,636,457	6,625,702	(753,863)	(851,461)

Net increase (decrease) in net assets resulting from operations	87,687,624	24,785,772	19,670,608	16,854,285	2,612,747	(288,525)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(918,034)	(362,540)	—	—	(692,074)	—
Net investment income — Class 2	(2,589)	(383)	—	—	(18,300)	—
Net investment income — Class 3	(47,442)	—	—	—	(55,484)	—
Net realized gain on securities — Class 1	(2,950,696)	(798,580)	(1,816,239)	—	—	—
Net realized gain on securities — Class 2	(16,447)	(6,937)	(585,427)	—	—	—
Net realized gain on securities — Class 3	(546,003)	(205,377)	(6,501,119)	—	—	—

Total distributions to shareholders	(4,481,211)	(1,373,817)	(8,902,785)	—	(765,858)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	33,349,556	118,648,183	5,932,699	(6,810,842)	(118,115,296)	188,208,286

TOTAL INCREASE (DECREASE) IN NET ASSETS	116,555,969	142,060,138	16,700,522	10,043,443	(116,268,407)	187,919,761

NET ASSETS:
Beginning of period	279,597,320	137,537,182	59,869,533	49,826,090	521,435,348	333,515,587

End of period†	$396,153,289	$279,597,320	$76,570,055	$59,869,533	$405,166,941	$521,435,348

† Includes accumulated undistributed net investment income (loss)	$1,186,931	$968,066	$(63,081)	$(48,797)	$4,014,262	$765,858

†† See Note 1

See Notes to Financial Statements

481

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Dogs of Wall Street††		SA Federated Corporate Bond††		SA Fixed Income Index††
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017	For the period February 6, 2017@ through January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,241,430	$8,185,662	$62,397,043	$70,606,039	$5,788,770
Net realized gain (loss) on investments and foreign currencies	40,776,254	29,696,605	11,840,359	7,433,658	(204,525)
Net unrealized gain (loss) on investments and foreign currencies	28,032,162	26,801,667	5,827,239	82,622,242	(1,635,878)

Net increase (decrease) in net assets resulting from operations	77,049,846	64,683,934	80,064,641	160,661,939	3,948,367

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(4,481,679)	(4,198,072)	(31,024,482)	(36,107,209)	—
Net investment income — Class 2	(154,791)	(146,388)	(921,032)	(1,108,181)	—
Net investment income — Class 3	(3,549,192)	(2,983,168)	(38,660,525)	(37,130,919)	—
Net realized gain on securities — Class 1	(15,531,100)	(9,698,259)	(3,156,347)	—	—
Net realized gain on securities — Class 2	(573,023)	(363,074)	(97,454)	—	—
Net realized gain on securities — Class 3	(13,560,601)	(7,645,649)	(4,149,545)	—	—

Total distributions to shareholders	(37,850,386)	(25,034,610)	(78,009,385)	(74,346,309)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(15,053,959)	262,761	(12,021,410)	(261,513,020)	300,623,196

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,145,501	39,912,085	(9,966,154)	(175,197,390)	304,571,563

NET ASSETS:
Beginning of period	353,895,494	313,983,409	1,630,953,149	1,806,150,539	—

End of period†	$378,040,995	$353,895,494	$1,620,986,995	$1,630,953,149	$304,571,563

† Includes accumulated undistributed net investment income (loss)	$8,241,431	$8,185,663	$62,300,827	$70,509,784	$5,788,832

@	Commencement of operations

††	See Note 1

See Notes to Financial Statements

482

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Fixed Income Intermediate Index††	SA Franklin Foreign Value††		SA Franklin Small Company Value††
	For the period October 6, 2017@ through January 31, 2018	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,150,847	$18,379,452	$26,011,979	$2,877,333	$1,763,126
Net realized gain (loss) on investments and foreign currencies	(181,462)	59,346,492	(80,794,319)	46,737,209	44,075,678
Net unrealized gain (loss) on investments and foreign currencies	(4,182,366)	132,665,820	193,901,887	(13,686,562)	96,775,595

Net increase (decrease) in net assets resulting from operations	(3,212,981)	210,391,764	139,119,547	35,927,980	142,614,399

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(12,933,643)	(10,511,689)	(879,535)	(1,571,580)
Net investment income — Class 2	—	(335,261)	(234,604)	—	—
Net investment income — Class 3	—	(13,171,778)	(9,051,837)	(864,649)	(949,082)
Net realized gain on securities — Class 1	—	—	(10,397,347)	(16,858,028)	(24,009,859)
Net realized gain on securities — Class 2	—	—	(258,050)	—	—
Net realized gain on securities — Class 3	—	—	(10,427,933)	(27,104,604)	(23,268,335)

Total distributions to shareholders	—	(26,440,682)	(40,881,460)	(45,706,816)	(49,798,856)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	242,722,753	(187,362,728)	(132,097,129)	(55,885,437)	(93,515,491)

TOTAL INCREASE (DECREASE) IN NET ASSETS	239,509,772	(3,411,646)	(33,859,042)	(65,664,273)	(699,948)

NET ASSETS:
Beginning of period	—	1,100,069,465	1,133,928,507	437,982,201	438,682,149

End of period†	$239,509,772	$1,096,657,819	$1,100,069,465	$372,317,928	$437,982,201

† Includes accumulated undistributed net investment income (loss)	$1,151,080	$17,262,327	$25,605,856	$2,885,693	$1,744,184

†† See Note 1

@	Commencement of operations

See Notes to Financial Statements

483

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Goldman Sachs Global Bond††		SA Goldman Sachs Multi-Asset Insights††	SA Index Allocation 60/40††
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the period October 6, 2017@ through January 31, 2018	For the period February 6, 2017@ through January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,344,261	$3,141,639	$14,180	$136,238
Net realized gain (loss) on investments and foreign currencies	(95,170)	2,676,148	155,617	244,627
Net unrealized gain (loss) on investments and foreign currencies	27,797,476	(3,881,756)	481,523	1,925,916

Net increase (decrease) in net assets resulting from operations	31,046,567	1,936,031	651,320	2,306,781

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(3,651,779)	(808,388)	(299)	(1,328)
Net investment income — Class 2	(172,439)	(8,931)	—	—
Net investment income — Class 3	(8,599,560)	(204,822)	(26,004)	(190,967)
Net realized gain on securities — Class 1	—	—	(311)	(1,038)
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	(32,993)	(194,847)

Total distributions to shareholders	(12,423,778)	(1,022,141)	(59,607)	(388,180)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(47,365,431)	(11,723,031)	11,117,763	33,183,756

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,734,936)	(10,809,141)	11,709,476	35,102,357

NET ASSETS:
Beginning of period	483,857,038	494,666,179	—	—

End of period†	$455,114,396	$483,857,038	$11,709,476	$35,102,357

† Includes accumulated undistributed net investment income (loss)	$(902,774)	$4,969,245	$4,766	$(11,634)

†† See Note 1

@	Commencement of operations

See	Notes to Financial Statements

484

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Index Allocation 80/20††	SA Index Allocation 90/10††	SA International Index††
	For the period February 6, 2017@ through January 31, 2018	For the period February 6, 2017@ through January 31, 2018	For the period February 6, 2017@ through January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$522,674	$1,586,584	$6,208,478
Net realized gain (loss) on investments and foreign currencies	519,164	1,376,825	1,481,371
Net unrealized gain (loss) on investments and foreign currencies	6,126,977	18,228,488	58,232,072

Net increase (decrease) in net assets resulting from operations	7,168,815	21,191,897	65,921,921

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,349)	(1,566)	(7,220,080)
Net investment income — Class 2	—	—	—
Net investment income — Class 3	(690,373)	(2,066,383)	(4,632)
Net realized gain on securities — Class 1	(591)	(610)	(916,222)
Net realized gain on securities — Class 2	—	—	—
Net realized gain on securities — Class 3	(367,307)	(951,776)	(654)

Total distributions to shareholders	(1,059,620)	(3,020,335)	(8,141,588)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	73,699,905	204,329,230	331,974,953

TOTAL INCREASE (DECREASE) IN NET ASSETS	79,809,100	222,500,792	389,755,286

NET ASSETS:
Beginning of period	—	—	—

End of period†	$79,809,100	$222,500,792	$389,755,286

† Includefs accumulated undistributed net investment income (loss)	$(22,558)	$(70,224)	$(736,044)

†† See Note 1

@	Commencement of operations

See Notes to Financial Statements

485

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Invesco Growth Opportunities††		SA Invesco VCP Equity-Income††		SA Janus Focused Growth
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,472,952)	$(1,215,831)	$17,675,697	$11,317,867	$(160,008)	$(424,736)
Net realized gain (loss) on investments and foreign currencies	34,363,751	10,100,473	19,214,778	(18,662,371)	27,882,666	24,166,384
Net unrealized gain (loss) on investments and foreign currencies	31,553,538	40,607,688	147,389,033	151,875,032	62,826,474	2,424,968

Net increase (decrease) in net assets resulting from operations	64,444,337	49,492,330	184,279,508	144,530,528	90,549,132	26,166,616

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(1,009)	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	(12,211,891)	(6,091,754)	—	—
Net realized gain on securities — Class 1	(3,757,883)	(8,357,886)	—	—	(13,381,605)	(11,011,715)
Net realized gain on securities — Class 2	(100,847)	(249,280)	—	—	(706,080)	(856,434)
Net realized gain on securities — Class 3	(5,812,279)	(14,262,011)	—	(106,877)	(10,307,401)	(12,118,668)

Total distributions to shareholders	(9,671,009)	(22,869,177)	(12,212,900)	(6,198,631)	(24,395,086)	(23,986,817)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(31,990,626)	(2,964,715)	255,027,844	325,828,415	26,980,272	(295,768)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,782,702	23,658,438	427,094,452	464,160,312	93,134,318	1,884,031

NET ASSETS:
Beginning of period	275,223,402	251,564,964	1,183,111,850	718,951,538	252,722,905	250,838,874

End of period†	$298,006,104	$275,223,402	$1,610,206,302	$1,183,111,850	$345,857,223	$252,722,905

† Includes accumulated undistributed net investment income (loss)	$—	$(187,893)	$12,402,952	$12,363,999	$—	$(137,467)

†† See Note 1

See Notes to Financial Statements

486

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Balanced††		SA JPMorgan Emerging Markets††		SA JPMorgan Equity-Income††
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,110,260	$2,778,053	$4,975,391	$5,878,114	$22,069,348	$23,453,867
Net realized gain (loss) on investments and foreign currencies	17,382,628	13,375,147	45,759,447	(22,600,711)	65,431,975	55,759,533
Net unrealized gain (loss) on investments and foreign currencies	16,751,825	9,657,310	74,859,746	101,678,882	149,533,056	125,079,150

Net increase (decrease) in net assets resulting from operations	37,244,713	25,810,510	125,594,584	84,956,285	237,034,379	204,292,550

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,275,767)	(1,326,218)	(3,299,274)	(3,301,199)	(18,733,862)	(17,587,962)
Net investment income — Class 2	(169,541)	(156,504)	(71,832)	(64,803)	(206,255)	(189,272)
Net investment income — Class 3	(2,174,254)	(1,924,977)	(2,556,536)	(2,312,110)	(4,514,640)	(3,650,962)
Net realized gain on securities — Class 1	(3,840,000)	(3,490,943)	—	—	(43,966,752)	(30,425,706)
Net realized gain on securities — Class 2	(557,192)	(455,690)	—	—	(521,937)	(357,166)
Net realized gain on securities — Class 3	(7,547,068)	(5,912,950)	—	—	(11,862,661)	(7,226,606)

Total distributions to shareholders	(15,563,822)	(13,267,282)	(5,927,642)	(5,678,112)	(79,806,107)	(59,437,674)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	15,431,479	5,015,097	(65,099,682)	(130,108,208)	(79,707,427)	19,201,435

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,112,370	17,558,325	54,567,260	(50,830,035)	77,520,845	164,056,311

NET ASSETS:
Beginning of period	228,947,417	211,389,092	319,109,862	369,939,897	1,137,359,255	973,302,944

End of period†	$266,059,787	$228,947,417	$373,677,122	$319,109,862	$1,214,880,100	$1,137,359,255

† Includes accumulated undistributed net investment income (loss)	$3,757,302	$3,619,562	$5,443,649	$5,626,565	$22,069,348	$23,454,757

†† See Note 1

See Notes to Financial Statements

487

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Global Equities††		SA JPMorgan MFS Core Bond		SA JPMorgan Mid-Cap Growth††
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,188,629	$8,941,150	$40,210,204	$39,737,660	$(1,165,348)	$(670,638)
Net realized gain (loss) on investments and foreign currencies	71,602,794	2,397,750	427,125	(3,220,598)	47,033,235	19,303,781
Net unrealized gain (loss) on investments and foreign currencies	56,670,464	71,861,410	4,592,085	10,241,614	54,088,983	40,082,442

Net increase (decrease) in net assets resulting from operations	135,461,887	83,200,310	45,229,414	46,758,676	99,956,870	58,715,585

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(8,941,782)	(7,514,271)	(22,317,964)	(19,743,843)	—	—
Net investment income — Class 2	(73,484)	(53,529)	(200,747)	(172,550)	—	—
Net investment income — Class 3	(585,059)	(401,782)	(21,171,667)	(15,696,762)	—	—
Net realized gain on securities — Class 1	—	—	—	—	(10,899,038)	(22,287,126)
Net realized gain on securities — Class 2	—	—	—	—	(827,541)	(1,730,692)
Net realized gain on securities — Class 3	—	—	—	—	(8,639,096)	(17,464,689)

Total distributions to shareholders	(9,600,325)	(7,969,582)	(43,690,378)	(35,613,155)	(20,365,675)	(41,482,507)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(99,736,150)	(78,224,255)	15,132,732	(89,374,897)	(39,411,784)	(40,489,395)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,125,412	(2,993,527)	16,671,768	(78,229,376)	40,179,411	(23,256,317)

NET ASSETS:
Beginning of period	557,224,552	560,218,079	1,932,839,103	2,011,068,479	342,134,614	365,390,931

End of period†	$583,349,964	$557,224,552	$1,949,510,871	$1,932,839,103	$382,314,025	$342,134,614

† Includes accumulated undistributed net investment income (loss)	$7,177,053	$8,927,685	$44,289,290	$43,689,493	$—	$(47,026)

†† See Note 1

See Notes to Financial Statements

488

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Large Cap Index††		SA Legg Mason BW Large Cap Value††		SA Legg Mason Tactical Opportunities††
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017	For the period October 6, 2017@ through January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$31,065,433	$27,935,645	$23,118,577	$24,747,041	$26,541
Net realized gain (loss) on investments and foreign currencies	35,354,166	21,967,833	118,637,540	51,889,808	11,991
Net unrealized gain (loss) on investments and foreign currencies	378,538,537	220,349,841	199,245,050	205,695,822	723,389

Net increase (decrease) in net assets resulting from operations	444,958,136	270,253,319	341,001,167	282,332,671	761,921

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(29,539,231)	(22,770,395)	(15,550,001)	(7,742,250)	(459)
Net investment income — Class 2	—	—	(821,683)	(370,400)	—
Net investment income — Class 3	—	—	(8,380,514)	(3,294,146)	(39,865)
Net realized gain on securities — Class 1	(21,689,902)	(15,670,929)	(30,316,936)	(219,349,231)	—
Net realized gain on securities — Class 2	—	—	(1,754,379)	(13,022,916)	—
Net realized gain on securities — Class 3	—	—	(18,912,546)	(134,408,678)	—

Total distributions to shareholders	(51,229,133)	(38,441,324)	(75,736,059)	(378,187,621)	(40,324)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	71,957,655	157,682,643	(146,052,298)	357,595,480	13,821,270

TOTAL INCREASE (DECREASE) IN NET ASSETS	465,686,658	389,494,638	119,212,810	261,740,530	14,542,867

NET ASSETS:
Beginning of period	1,709,588,846	1,320,094,208	1,482,461,934	1,220,721,404	—

End of period†	$2,175,275,504	$1,709,588,846	$1,601,674,744	$1,482,461,934	$14,542,867

† Includes accumulated undistributed net investment income (loss)	$31,065,434	$29,539,232	$23,091,888	$24,752,197	$(10,341)

†† See Note 1

@	Commencement of operations

See Notes to Financial Statements

489

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Blue Chip Growth††		SA MFS Massachusetts Investors Trust		SA MFS Telecom Utility††
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,469,753	$3,438,326	$7,438,747	$8,481,713	$967,352	$923,119
Net realized gain (loss) on investments and foreign currencies	51,910,031	12,742,882	90,887,753	31,993,624	774,080	772,294
Net unrealized gain (loss) on investments and foreign currencies	108,138,340	65,326,841	175,318,890	124,360,974	3,645,520	3,756,608

Net increase (decrease) in net assets resulting from operations	162,518,124	81,508,049	273,645,390	164,836,311	5,386,952	5,452,021

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(3,124,263)	(2,343,155)	(7,490,676)	(6,019,060)	(422,700)	(472,912)
Net investment income — Class 2	(18,526)	(14,284)	(80,678)	(60,617)	(43,193)	(54,065)
Net investment income — Class 3	(587,406)	(412,593)	(3,240,990)	(2,416,839)	(636,918)	(700,998)
Net realized gain on securities — Class 1	(9,553,988)	(11,939,670)	(18,556,705)	(58,479,919)	(155,360)	(332,659)
Net realized gain on securities — Class 2	(72,164)	(101,691)	(233,792)	(750,559)	(16,953)	(40,335)
Net realized gain on securities — Class 3	(2,648,328)	(3,491,829)	(10,395,080)	(33,276,993)	(258,430)	(542,287)

Total distributions to shareholders	(16,004,675)	(18,303,222)	(39,997,921)	(101,003,987)	(1,533,554)	(2,143,256)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	32,003,363	(20,267,733)	(101,339,819)	10,326,737	(4,970,330)	(1,930,580)

TOTAL INCREASE (DECREASE) IN NET ASSETS	178,516,812	42,937,094	132,307,650	74,159,061	(1,116,932)	1,378,185

NET ASSETS:
Beginning of period	513,381,155	470,444,061	1,091,713,572	1,017,554,511	44,744,967	43,366,782

End of period†	$691,897,967	$513,381,155	$1,224,021,222	$1,091,713,572	$43,628,035	$44,744,967

† Includes accumulated undistributed net investment income (loss)	$2,471,147	$3,730,197	$3,432,509	$9,314,016	$418,426	$1,072,994

†† See Note 1

See Notes to Financial Statements

490

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Total Return		SA Mid Cap Index††	SA Morgan Stanley International Equities††
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the period February 6, 2017@ through January 31, 2018	For the year ended January 31, 2018	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,086,342	$10,695,489	$1,394,551	$6,761,822	$7,763,498
Net realized gain (loss) on investments and foreign currencies	30,200,357	32,178,484	1,179,525	21,549,009	(5,043,183)
Net unrealized gain (loss) on investments and foreign currencies	29,232,539	20,239,822	19,018,681	88,332,438	17,084,385

Net increase (decrease) in net assets resulting from operations	68,519,238	63,113,795	21,592,757	116,643,269	19,804,700

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(4,692,036)	(4,510,184)	(1,358,989)	(4,130,347)	(3,956,000)
Net investment income — Class 2	(671,062)	(650,225)	—	(117,165)	(123,548)
Net investment income — Class 3	(7,246,503)	(6,209,287)	(1,757)	(1,463,267)	(1,437,566)
Net realized gain on securities — Class 1	(10,167,337)	(11,375,316)	(1,149,226)	—	—
Net realized gain on securities — Class 2	(1,555,747)	(1,773,224)	—	—	—
Net realized gain on securities — Class 3	(17,361,932)	(17,717,002)	(1,985)	—	—

Total distributions to shareholders	(41,694,617)	(42,235,238)	(2,511,957)	(5,710,779)	(5,517,114)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(6,775,022)	(11,772,205)	156,396,376	16,604,027	50,553,768

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,049,599	9,106,352	175,477,176	127,536,517	64,841,354

NET ASSETS:
Beginning of period	534,626,239	525,519,887	—	463,122,536	398,281,182

End of period†	$554,675,838	$534,626,239	$175,477,176	$590,659,053	$463,122,536

† Includes accumulated undistributed net investment income (loss)	$9,252,425	$12,528,369	$34,006	$7,224,728	$6,019,142

@	Commencement of operations

††	See Note 1

See Notes to Financial Statements

491

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Oppenheimer Main Street Large Cap††		SA PIMCO VCP Total Tactical Return Balanced††		SA PineBridge High-Yield Bond††
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,484,553	$4,245,488	$5,039,537	$(982,382)	$22,487,819	$33,138,023
Net realized gain (loss) on investments and foreign currencies	26,132,689	10,035,833	153,654,934	69,085,699	23,128,476	(10,807,403)
Net unrealized gain (loss) on investments and foreign currencies	48,537,407	49,813,417	56,397,302	18,087,630	(14,069,478)	81,096,503

Net increase (decrease) in net assets resulting from operations	79,154,649	64,094,738	215,091,773	86,190,947	31,546,817	103,427,123

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(3,559,948)	(2,259,434)	(269)	—	(16,545,044)	(18,791,932)
Net investment income — Class 2	(36,650)	(29,485)	—	—	(887,189)	(688,200)
Net investment income — Class 3	(820,958)	(484,435)	(2,193,741)	—	(15,705,790)	(11,487,404)
Net realized gain on securities — Class 1	(8,240,799)	(9,264,820)	(5,404)	—	—	—
Net realized gain on securities — Class 2	(102,443)	(156,324)	—	—	—	—
Net realized gain on securities — Class 3	(2,412,800)	(2,855,804)	(61,202,252)	—	—	—

Total distributions to shareholders	(15,173,598)	(15,050,302)	(63,401,666)	—	(33,138,023)	(30,967,536)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	11,663,779	41,649,916	142,996,003	411,085,344	(109,777,219)	(92,588,388)

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,644,830	90,694,352	294,686,110	497,276,291	(111,368,425)	(20,128,801)

NET ASSETS:
Beginning of period	400,982,034	310,287,682	1,070,051,908	572,775,617	488,982,209	509,111,010

End of period†	$476,626,864	$400,982,034	$1,364,738,018	$1,070,051,908	$377,613,784	$488,982,209

† Includes accumulated undistributed net investment income (loss)	$3,240,604	$3,968,288	$22,544,390	$(2,064,752)	$22,320,411	$32,970,615

†† See Note 1

See Notes to Financial Statements

492

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Putnam International Growth and Income††		SA Pyramis® Real Estate††		SA Schroders VCP Global Allocation
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,687,202	$6,858,308	$5,811,646	$9,005,241	$5,772,387	$887,814
Net realized gain (loss) on investments and foreign currencies	14,867,121	(4,396,470)	17,618,302	43,694,491	44,359,905	8,481,571
Net unrealized gain (loss) on investments and foreign currencies	59,316,604	28,332,422	(15,316,243)	(5,336,319)	27,880,823	3,902,875

Net increase (decrease) in net assets resulting from operations	80,870,927	30,794,260	8,113,705	47,363,413	78,013,115	13,272,260

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,888,400)	(3,595,685)	(3,188,078)	(4,388,149)	—	—
Net investment income — Class 2	(79,535)	(98,156)	(153,001)	(152,370)	—	—
Net investment income — Class 3	(1,719,144)	(2,252,932)	(5,664,163)	(4,332,139)	—	—
Net realized gain on securities — Class 1	—	—	(14,897,828)	(9,339,691)	(1,195)	(1,404)
Net realized gain on securities — Class 2	—	—	(763,906)	(348,504)	—	—
Net realized gain on securities — Class 3	—	—	(29,132,790)	(10,527,721)	(6,187,420)	(4,918,907)

Total distributions to shareholders	(4,687,079)	(5,946,773)	(53,799,766)	(29,088,574)	(6,188,615)	(4,920,311)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(79,592,907)	(24,746,171)	(64,431,714)	(40,060,643)	146,421,882	386,885,338

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,409,059)	101,316	(110,117,775)	(21,785,804)	218,246,382	395,237,287

NET ASSETS:
Beginning of period	340,966,180	340,864,864	402,188,626	423,974,430	407,611,145	12,373,858

End of period†	$337,557,121	$340,966,180	$292,070,851	$402,188,626	$625,857,527	$407,611,145

† Includes accumulated undistributed net investment income (loss)	$6,779,323	$5,990,666	$5,943,979	$9,005,238	$9,759,465	$(485,887)

†† See Note 1

See Notes to Financial Statements

493

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Small Cap Index††	SA T. Rowe Price Asset Allocation Growth††	SA T. Rowe Price VCP Balanced
	For the period February 6, 2017@ through January 31, 2018	For the period October 6, 2017@ through January 31, 2018	For the year ended January 31, 2018	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$876,453	$19,513	$9,487,577	$2,110,426
Net realized gain (loss) on investments and foreign currencies	1,402,236	14,253	54,065,673	(552,113)
Net unrealized gain (loss) on investments and foreign currencies	16,772,039	1,029,628	134,805,565	22,730,831

Net increase (decrease) in net assets resulting from operations	19,050,728	1,063,394	198,358,815	24,289,144

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,003,103)	(323)	(82)	(396)
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3	(757)	(37,889)	(315,214)	(1,987,117)
Net realized gain on securities — Class 1	(1,021,442)	(24)	(373)	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	(1,151)	(3,333)	(3,541,827)	—

Total distributions to shareholders	(2,026,453)	(41,569)	(3,857,496)	(1,987,513)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	153,069,874	19,847,231	387,995,610	650,484,034

TOTAL INCREASE (DECREASE) IN NET ASSETS	170,094,149	20,869,056	582,496,929	672,785,665

NET ASSETS:
Beginning of period	—	—	686,357,830	13,572,165

End of period†	$170,094,149	$20,869,056	$1,268,854,759	$686,357,830

† Includes accumulated undistributed net investment income (loss)	$(3,705)	$(2,071)	$9,886,389	$259,761

†† See Note 1

@	Commencement of operations

See Notes to Financial Statements

494

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA VCP Dynamic Allocation††		SA VCP Dynamic Strategy††		SA VCP Index Allocation††
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017	For the period October 6, 2017@ through January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$141,001,032	$113,368,713	$74,557,721	$60,274,289	$31,480
Net realized gain (loss) on investments and foreign currencies	1,019,645,133	380,019,837	444,519,644	158,277,360	110,977
Net unrealized gain (loss) on investments and foreign currencies	1,372,170,706	620,198,291	759,280,391	382,951,321	1,126,070

Net increase (decrease) in net assets resulting from operations	2,532,816,871	1,113,586,841	1,278,357,756	601,502,970	1,268,527

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,705)	—	(1,659)	—	(389)
Net investment income — Class 2	—	—	—	—	—
Net investment income — Class 3	(131,551,990)	(164,596,577)	(68,675,992)	(86,298,183)	(47,676)
Net realized gain on securities — Class 1	(3,012)	—	(2,930)	—	(142)
Net realized gain on securities — Class 2	—	—	—	—	—
Net realized gain on securities — Class 3	(249,764,454)	—	(130,717,810)	—	(20,173)

Total distributions to shareholders	(381,321,161)	(164,596,577)	(199,398,391)	(86,298,183)	(68,380)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(418,903,066)	(311,869,973)	(255,329,814)	(233,736,379)	22,957,039

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,732,592,644	637,120,291	823,629,551	281,468,408	24,157,186

NET ASSETS:
Beginning of period	11,332,242,743	10,695,122,452	6,148,393,238	5,866,924,830	—

End of period†	$13,064,835,387	$11,332,242,743	$6,972,022,789	$6,148,393,238	$24,157,186

† Includes accumulated undistributed net investment income (loss)	$169,027,876	$131,553,695	$101,497,999	$68,677,649	$1,892

†† See Note 1

@	Commencement of operations

See Notes to Financial Statements

495

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA WellsCap Aggressive Growth††		SA WellsCap Fundamental Growth††
	For the year ended January 31, 2018	For the year ended January 31, 2017	For the year ended January 31, 2018	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(512,353)	$(325,127)	$(476,580)	$117,806
Net realized gain (loss) on investments and foreign currencies	17,647,712	12,761,867	22,364,155	7,835,885
Net unrealized gain (loss) on investments and foreign currencies	11,020,743	11,846,922	30,798,390	11,352,238

Net increase (decrease) in net assets resulting from operations	28,156,102	24,283,662	52,685,965	19,305,929

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(205,784)	—
Net investment income — Class 2	—	—	(3,208)	—
Net investment income — Class 3	—	—	(14,691)	—
Net realized gain on securities — Class 1	—	—	(3,960,159)	(6,235,267)
Net realized gain on securities — Class 2	—	—	(132,342)	(218,546)
Net realized gain on securities — Class 3	—	—	(3,423,318)	(5,856,473)

Total distributions to shareholders	—	—	(7,739,502)	(12,310,286)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(10,828,161)	(64,545,121)	(19,211,020)	(46,984,162)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,327,941	(40,261,459)	25,735,443	(39,988,519)

NET ASSETS:
Beginning of period	92,610,197	132,871,656	140,743,931	180,732,450

End of period†	$109,938,138	$92,610,197	$166,479,374	$140,743,931

† Includes accumulated undistributed net investment income (loss)	$(78,919)	$(63,595)	$(136,100)	$223,683

††	See Note 1

See	Notes to Financial Statements

496

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2018

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of fifty separate investment series, forty-five of which are included in this report. The five Portfolios of the Trust not included in this report are the SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and SA American Funds® VCP Managed Asset Allocation Portfolio (collectively, the “Feeder Funds”). The Feeder Funds attempt to achieve their investment goals by investing all or substantially all of their assets in shares of another mutual fund (“Master Fund”) advised by Capital Research and Management Company. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”). AGL, VALIC and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the “Life Companies.”

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective February 6, 2017, the name of the Equity Index Portfolio was changed to SA Large Cap Index Portfolio.

Effective February 6, 2017, the SA Fixed Income Index Portfolio, SA Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio, SA Index Allocation 90/10 Portfolio, SA International Index Portfolio, SA Mid Cap Index Portfolio and SA Small Cap Index Portfolio commenced operations.

Effective October 6, 2017, the SA Fixed Income Intermediate Index Portfolio, SA Goldman Sachs Multi-Asset Insights Portfolio, SA Legg Mason Tactical Opportunities Portfolio, SA T. Rowe Price Asset Allocation Growth Portfolio and SA VCP Index Allocation Portfolio commenced operations.

Effective October 9, 2017, certain Portfolios’ names changed as shown in the chart below to reflect the “New Portfolio Name.” The Portfolio maintains its current investment adviser. In addition, there were no changes in the Portfolios’ investment goals, strategies, or portfolio managers in connection with the renaming.

Current Portfolio Name	New Portfolio Name
Small & Mid Cap Value Portfolio	SA AB Small & Mid Cap Value Portfolio
Capital Growth Portfolio	SA Boston Company Capital Growth Portfolio
Technology Portfolio	SA Columbia Technology Portfolio
Ultra Short Bond Portfolio	SA DFA Ultra Short Bond Portfolio
“Dogs” of Wall Street Portfolio	SA Dogs of Wall Street Portfolio
Corporate Bond Portfolio	SA Federated Corporate Bond Portfolio
Foreign Value Portfolio	SA Franklin Foreign Value Portfolio
Small Company Value Portfolio	SA Franklin Small Company Value Portfolio
Global Bond Portfolio	SA Goldman Sachs Global Bond Portfolio
Growth Opportunities Portfolio	SA Invesco Growth Opportunities Portfolio
VCP ValueSM Portfolio	SA Invesco VCP Equity-Income Portfolio
Balanced Portfolio	SA JPMorgan Balanced Portfolio
Emerging Markets Portfolio	SA JPMorgan Emerging Markets Portfolio
Growth-Income Portfolio	SA JPMorgan Equity-Income Portfolio
Global Equities Portfolio	SA JPMorgan Global Equities Portfolio
Mid-Cap Growth Portfolio	SA JPMorgan Mid-Cap Growth Portfolio
Blue Chip Growth Portfolio	SA MFS Blue Chip Growth Portfolio

497

Current Portfolio Name	New Portfolio Name
Telecom Utility Portfolio	SA MFS Telecom Utility Portfolio
International Diversified Equities Portfolio	SA Morgan Stanley International Equities Portfolio
Equity Opportunities Portfolio	SA Oppenheimer Main Street Large Cap Portfolio
VCP Total Return BalancedSM Portfolio	SA PIMCO VCP Tactical Balanced Portfolio
High-Yield Bond Portfolio	SA PineBridge High-Yield Bond Portfolio
International Growth and Income Portfolio	SA Putnam International Growth and Income Portfolio
Real Estate Portfolio	SA Pyramis® Real Estate Portfolio
SunAmerica Dynamic Allocation Portfolio	SA VCP Dynamic Allocation Portfolio
SunAmerica Dynamic Strategy Portfolio	SA VCP Dynamic Strategy Portfolio
Aggressive Growth Portfolio	SA WellsCap Aggressive Growth Portfolio
Fundamental Growth Portfolio	SA WellsCap Fundamental Growth Portfolio

The investment goals for each of the Portfolios included in this report are as follows:

The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA Boston Company Capital Growth Portfolio seeks capital appreciation. Its strategy is to invest in equity investments.

The SA Columbia Technology Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SA DFA Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of net assets in bonds.

The SA Dogs of Wall Street Portfolio seeks total return (including capital appreciation and current income). Its strategy is to invest in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The SA Federated Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.

The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/ Credit Bond Index or that have economic characteristics comparable to securities included in the index.

The SA Franklin Foreign Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The SA Goldman Sachs Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.

498

The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.

The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Invesco VCP Equity-Income Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility. Its strategy is to invest, under normal circumstances, at least 65% of its net assets in income-producing equity securities.

The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The SA JPMorgan Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depository receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.

The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.

The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.

The SA Legg Mason BW Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

The SA Legg Mason Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies.

The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.

499

The SA MFS Telecom Utility Portfolio seeks total return. Its strategy is to invest, under normal circumstances, at least 80% of net assets in securities of utility companies.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities.

The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.

The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest primarily in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities that may include convertible securities.

The SA Oppenheimer Main Street Large Cap Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives.

The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offer a potential for income.

The SA Pyramis® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% of its net assets to equity exposure and approximately 40% of its net assets to fixed income exposure.

The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.

The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Index Allocation Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

The SA WellsCap Aggressive Growth Portfolio seeks capital appreciation. Its strategy is to invest primarily in common and preferred stocks of U.S. companies.

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The SA WellsCap Fundamental Growth Portfolio seeks capital appreciation. Its strategy is to invest primarily in common and preferred stocks of U.S. companies.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of January 31, 2018, is reported on a schedule following the portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that

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certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Invesco VCP Equity-Income, SA MFS Telecom Utility, SA Morgan Stanley International Equities, SA Putnam International Growth and Income and SA Schroders VCP Global Allocation Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the

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counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures:    During the period, the SA Federated Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights Portfolio used equity index futures contracts to Passively replicate exposure to U.S. large cap equities, U.S. small cap and emerging market equities. In addition, SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. 7-10 year treasuries, U.S. investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA Legg Mason Tactical Opportunities, SA JPMorgan Balanced, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price Asset Allocation Growth and SA T. Rowe Price VCP Balanced Portfolios may use futures contracts primarily to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA International Index, SA Invesco VCP Equity-Income, SA JPMorgan Emerging Markets, SA Large Cap Index, SA Mid Cap Index, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy, SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA BlackRock VCP Global Multi Asset Portfolio also used futures contracts to control currency exposure. In addition, SA Schroders VCP Global Allocation used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options:    During the period, the SA BlackRock VCP Global Multi Asset, SA Invesco VCP-Equity Income, SA JPMorgan Balanced, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss

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from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    During the period, the SA Goldman Sachs Global Bond Portfolio used credit default swaps to manage credit risk and to express active credit views to enhance return. The Goldman Sachs Multi-Asset Insights Portfolio used credit default swaps to passively replicate exposure to U.S. investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio also used credit default swaps as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or

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has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements:    During the period, the SA Goldman Sachs Global Bond Portfolio used equity swaps, a type of total return swap, to express directional exposures with certain credit or spread markets for hedging and to express active investment news. The SA PIMCO VCP Tactical Balanced Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps, a type of total return swaps, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

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Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination.Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

506

The following tables represent the value of derivatives held as of January 31, 2018, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended January 31, 2018. For a detailed presentation of derivatives held as of January 31, 2018, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Options Purchased(3)	Forward Foreign Currency Contracts(4)	Total
SA BlackRock VCP Global Multi Asset	$92,500	$—	$—	$41,015	$—	$2,020,640	$—	$—	$—	$—	$353,903	$2,508,058
SA Federated Corporate Bond	3,125	—	—	—	—	—	—	—	—	—	—	3,125
SA Goldman Sachs Global Bond	66,418	2,575,718	60,133	—	—	—	—	—	—	—	8,057,292	10,759,561
SA Goldman Sachs Multi-Asset Insights	3,626	—	—	4,920	—	—	34,887	—	—	—	—	43,433
SA International Index	—	—	—	—	—	—	—	—	—	—	—	—
SA Invesco VCP Equity-Income	—	—	—	39,000	—	4,954,710	—	—	—	—	13,174	5,006,884
SA JPMorgan Balanced	11,656	—	—	780	—	—	—	—	—	—	—	12,436
SA JPMorgan Emerging Markets	—	—	—	—	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	109,375	—	—	—	—	—	—	—	—	—	—	109,375
SA Large Cap Index	—	—	—	17,095	—	—	—	—	—	—	—	17,095
SA Legg Mason Tactical Opportunities	188	—	—	195	—	—	—	—	—	—	—	383
SA MFS Telecom Utility	—	—	—	—	—	—	—	—	—	—	647	647
SA Mid Cap Index	—	—	—	—	—	—	—	—	—	—	—	—
SA Morgan Stanley International Equities	—	—	—	—	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	230,094	6,810,851	1,749,152	384,215	14,799,512	5,227,265	35,724	—	—	—	614,581	29,851,394
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	—	2,375,894	2,375,894
SA Schroders VCP Global Allocation	115,745	—	—	257,839	—	209,155	—	—	—	—	1,115,022	1,697,761
SA Small Cap Index	—	—	—	—	—	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	—	—	—	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	75,000	—	—	84,955	—	116,500	—	5,376	—	—	—	281,831
SA VCP Dynamic Allocation	—	—	—	3,386,500	—	78,917,208	—	—	—	—	—	82,303,708
SA VCP Dynamic Strategy	—	—	—	1,553,500	—	42,801,483	—	—	—	—	—	44,354,983
SA VCP Index Allocation	2,000	—	—	2,535	—	34,540	—	—	—	—	—	39,075

507

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Options Written(6)	Forward Foreign Currency Contracts(7)	Total
SA BlackRock VCP Global Multi Asset	$460,469	$—	$—	$216,243	$—	$—	$—	$—	$—	$—	$828,694	$1,505,406
SA Federated Corporate Bond	—	—	—	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	84,316	2,738,749	64,609	—	—	—	912,737	—	—	—	7,022,240	10,822,651
SA Goldman Sachs Multi-Asset Insights	1,500	—	—	6,070	—	—	—	—	—	—	—	7,570
SA International Index	—	—	—	23,230	—	—	—	—	—	—	—	23,230
SA Invesco VCP Equity- Income	—	—	—	—	—	—	—	—	—	—	1,886,069	1,886,069
SA JPMorgan Balanced	13,047	—	—	—	—	—	—	—	—	—	—	13,047
SA JPMorgan Emerging Markets	—	—	—	—	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	57,063	—	—	—	—	—	—	—	—	—	—	57,063
SA Large Cap Index	—	—	—	—	—	—	—	—	—	—	—	—
SA Legg Mason Tactical Opportunities	—	—	—	—	—	—	—	—	—	—	—	—
SA MFS Telecom Utility	—	—	—	—	—	—	—	—	—	—	193,973	193,973
SA Mid Cap Index	—	—	—	3,500	—	—	—	—	—	—	—	3,500
SA Morgan Stanley International Equities	—	—	—	—	—	—	—	—	—	—	1,349,409	1,349,409
SA PIMCO VCP Tactical Balanced	62,703	264,988	2,558,805	462,650	—	—	—	—	—	141,419	1,178,344	4,668,909
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	—	1,479,255	1,479,255
SA Schroders VCP Global Allocation	37,188	—	—	255,781	—	—	—	—	—	—	167,055	460,024
SA Small Cap Index	—	—	—	21,600	—	—	—	—	—	—	—	21,600
SA T. Rowe Price Asset Allocation Growth	—	—	—	—	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	96,688	—	—	185,840	—	—	—	11,018	—	—	—	293,546
SA VCP Dynamic Allocation	—	—	—	—	—	50,124,771	—	—	—	—	—	50,124,771
SA VCP Dynamic Strategy	—	—	—	—	—	25,764,070	—	—	—	—	—	25,764,070
SA VCP Index Allocation	438	—	—	7,730	—	—	—	—	—	—	—	8,168

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

508

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
SA BlackRock VCP Global Multi Asset	$5,036,616	SA Legg Mason Tactical Opportunities	$35,175
SA Federated Corporate Bond	162,455	SA Mid Cap Index	16,958
SA Goldman Sachs Global Bond	(1,048,956)	SA PIMCO VCP Tactical Balanced	54,420,531
SA Goldman Sachs Multi-Asset Insights	85,281	SA Schroders VCP Global Allocation	5,842,283
SA International Index	317,868	SA Small Cap Index	53,746
SA Invesco VCP Equity-Income	2,470,376	SA T. Rowe Price Asset Allocation	—
SA JPMorgan Balanced	37,622	SA T. Rowe Price VCP Balanced	18,977,741
SA JPMorgan Emerging Markets	—	SA VCP Dynamic Allocation	337,312,305
SA JPMorgan MFS Core Bond	499,543	SA VCP Dynamic Strategy	144,280,585
SA Large Cap Index	2,077,250	SA VCP Index Allocation	467,972

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Options*	Futures Contracts(1)	Swap Contracts(1)	Options*	Swap Contracts(1)	Options*	Futures Contracts(1)	Options*	Foreign Exchange Contracts(3)	Total
SA BlackRock VCP Global Multi Asset	$2,237,821	$—	$—	$19,541,191	$—	$(9,759,846)	$—	$—	$366,508	$—	$1,843,304	$14,228,978
SA Federated Corporate Bond	(1,494,251)	—	—	—	—	—	—	—	—	—	—	(1,494,251)
SA Goldman Sachs Global Bond	1,424,820	(1,649,641)	(2,743)	—	35,185	—	(2,113,422)	—	—	—	(89,061)	(2,394,862)
SA Goldman Sachs Multi-Asset Insights	18,942	—	—	40,706	—	—	10,665	—	—	—	—	70,313
SA International Index	—	—	—	13,745	—	—	—	—	—	—	—	13,745
SA Invesco VCP Equity-Income	—	—	—	6,650,258	—	(11,123,840)	—	—	—	—	(5,598,366)	(10,071,948)
SA JPMorgan Balanced	(285,267)	—	(15,478)	327,171	—	—	—	—	—	—	—	26,426
SA JPMorgan Emerging Markets	—	—	—	445,258	—	—	—	—	—	—	—	445,258
SA JPMorgan MFS Core Bond	1,195,408	—	—	—	—	—	—	—	—	—	—	1,195,408
SA Large Cap Index	—	—	—	5,307,700	—	—	—	—	—	—	—	5,307,700
SA Legg Mason Tactical Opportunities	457	—	—	11,121	—	—	—	—	—	—	—	11,578
SA MFS Telecom Utility	—	—	—	—	—	—	—	—	—	—	(593,533)	(593,533)
SA Mid Cap Index	—	—	—	9,843	—	—	—	—	—	—	—	9,843
SA Morgan Stanley International Equities	—	—	—	—	—	—	—	—	—	—	96,471	96,471
SA PIMCO VCP Tactical Balanced	451,871	(1,235,751)	439,579	134,318,984	32,134,440	(12,966,763)	891,484	—	—	56,625	(1,056,061)	153,034,408
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	—	(1,618,075)	(1,618,075)
SA Schroders VCP Global Allocation	3,279,043	—	—	24,894,255	—	(2,524,897)	—	—	—	—	2,909,607	28,558,008
SA Small Cap Index	—	—	—	7,370	—	—	—	—	—	—	—	7,370
SA T. Rowe Price Asset Allocation Growth	—	—	—	3,912	—	—	—	—	—	—	—	3,912
SA T. Rowe Price VCP Balanced	(990,185)	—	—	40,581,144	—	(10,279,538)	—	36,977	—	—	—	29,348,398
SA VCP Dynamic Allocation	—	—	—	1,357,541,673	—	(776,336,356)	—	—	—	—	—	581,205,317
SA VCP Dynamic Strategy	—	—	—	630,879,043	—	(418,585,872)	—	—	—	—	—	212,293,171
SA VCP Index Allocation	4,631	—	—	101,040	—	(10,272)	—	—	—	—	—	95,399

509

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(4)	Options*	Futures Contracts(4)	Swap Contracts(4)	Options*	Swap Contracts(4)	Options*	Futures Contracts(4)	Options*	Foreign Exchange Contracts(6)	Total
SA BlackRock VCP Global Multi Asset	$(2,805,749)	$—	$—	$7,409,256	$—	$(397,594)	$—	$—	$(545,722)	$—	$(468,844)	$3,191,347
SA Federated Corporate Bond	(83,165)	—	—	—	—	—	—	—	—	—	—	(83,165)
SA Goldman Sachs Global Bond	(1,140,924)	87,774	(4,220)	—	—	—	(749,831)	—	—	—	1,146,877	(660,324)
SA Goldman Sachs Multi-Asset Insights	(116,042)	—	—	201,323	—	—	34,887	—	—	—	—	120,168
SA International Index	—	—	—	317,868	—	—	—	—	—	—	—	317,868
SA Invesco VCP Equity-Income	—	—	—	2,470,376	—	(328,230)	—	—	—	—	(1,348,815)	793,331
SA JPMorgan Balanced	54,557	—	2,702	10,103	—	—	—	—	—	—	—	67,362
SA JPMorgan Emerging Markets	—	—	—	(91,951)	—	—	—	—	—	—	—	(91,951)
SA JPMorgan MFS Core Bond	377,544	—	—	—	—	—	—	—	—	—	—	377,544
SA Large Cap Index	—	—	—	1,997,472	—	—	—	—	—	—	—	1,997,472
SA Legg Mason Tactical Opportunities	9,398	—	—	25,777	—	—	—	—	—	—	—	35,175
SA MFS Telecom Utility	—	—	—	—	—	—	—	—	—	—	(147,835)	(147,835)
SA Mid Cap Index	—	—	—	16,958	—	—	—	—	—	—	—	16,958
SA Morgan Stanley International Equities	—	—	—	—	—	—	—	—	—	—	(1,023,885)	(1,023,885)
SA PIMCO VCP Tactical Balanced	717,309	5,704,985	(321,429)	44,624,347	10,758,645	(165,416)	(96,072)	—	—	(43,992)	(649,862)	60,528,515
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	—	2,266,293	2,266,293
SA Schroders VCP Global Allocation	(627,492)	—	—	4,130,213	—	141,862	—	—	—	—	1,875,029	5,519,612
SA Small Cap Index	—	—	—	53,746	—	—	—	—	—	—	—	53,746
SA T. Rowe Price Asset Allocation Growth	—	—	—	—	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	2,049,760	—	—	14,796,592	—	(3,121,742)	—	(2,842)	—	—	—	13,721,768
SA VCP Dynamic Allocation	—	—	—	308,991,197	—	6,036,296	—	—	—	—	—	315,027,493
SA VCP Dynamic Strategy	—	—	—	138,310,651	—	4,259,824	—	—	—	—	—	142,570,475
SA VCP Index Allocation	49,215	—	—	418,757	—	(35,072)	—	—	—	—	—	432,900

*	Includes amounts relating to purchased and written call and put options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Credit Contracts		Foreign Exchange Contracts
	Options Purchased(2)	Options Written(1)	Options Purchased(2)	Options Written(1)	Options Purchased(2)	Options Written(1)	Options Written(1)
SA BlackRock VCP Global Multi Asset	$—	$—	$(9,759,846)	$—	$—	$—	$—
SA Goldman Sachs Global Bond	(2,743)	—	—	—	—	—	—
SA Invesco VCP Equity-Income	—	—	(11,123,840)	—	—	—	—
SA JPMorgan Balanced	(17,480)	2,002	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	(286,940)	726,519	(12,966,763)	—	—	—	56,625
SA Schroders VCP Global Allocation	—	—	(2,524,897)	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	(10,279,538)	—	9,000	27,977	—
SA VCP Dynamic Allocation	—	—	(435,051,220)	(341,285,136)	—	—	—
SA VCP Dynamic Strategy	—	—	(234,624,638)	(183,961,234)	—	—	—
SA VCP Index Allocation	—	—	(10,272)	—	—	—	—

510

	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Credit Contracts		Foreign Exchange Contracts
	Options Purchased(5)	Options Written(4)	Options Purchased(5)	Options Written(4)	Options Purchased(5)	Options Written(4)	Options Written(4)
SA BlackRock VCP Global Multi Asset	$—	$—	$(397,594)	$—	$—	$—	$—
SA Goldman Sachs Global Bond	(6,311)	2,091	—	—	—	—	—
SA Invesco VCP Equity-Income	—	—	(328,230)	—	—	—	—
SA JPMorgan Balanced	2,702	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	(321,366)	(63)	(165,416)	—	—	—	(43,992)
SA Schroders VCP Global Allocation	—	—	141,862	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	(3,121,742)	—	(1,024)	(1,818)	—
SA VCP Dynamic Allocation	—	—	12,676,883	(6,640,587)	—	—	—
SA VCP Dynamic Strategy	—	—	7,154,083	(2,894,259)	—	—	—
SA VCP Index Allocation	—	—	(35,072)	—	—	—	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts
(2)	Net realized gain (loss) on investments (unaffiliated)
(3)	Net realized foreign exchange gain (loss) on other assets and liabilities
(4)	Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts
(5)	Change in unrealized appreciation (depreciation) on investments (unaffiliated)
(6)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities

The following table represents the average monthly balances of derivatives held during the period ended January 31, 2018.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Purchased Call Options Contracts(2)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(2)	Written Call Option Contracts(2)	Written Put Option Contracts(2)
SA BlackRock VCP Global Multi Asset	$315,926,850	$47,516,558	$—	$157,625	$—	$—	$—	$—	$—
SA Federated Corporate Bond	34,797,591	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	97,563,174	565,135,214	—	811,007	803,693,696	87,838,694	356,563,256	—	241,667
SA Goldman Sachs Multi-Asset Insights	6,658,538	—	—	—	—	3,265,000	—	—	—
SA International Index	1,548,229			—				—	—
SA Invesco VCP Equity-Income	49,777,518	78,076,865	—	233,350	—	—	—	—	—
SA JPMorgan Balanced	41,979,857	—	1,833	4,833	—	—	—	—	—
SA JPMorgan Emerging Markets	1,175,234	—	—	—	—	—	—	—	—
SA JP Morgan MFS Core Bond	80,104,457	—	—	—	—	—	—	—	—
SA Large Cap Index	32,996,747	—	—	—	—	—	—	—	—
SA Legg Mason Tactical Opportunities	777,157	—	—	—	—	—	—	—	—
SA MFS Telecom Utility	—	7,456,633	—	—	—	—	—	—	—
SA Mid Cap Index	177,368	—	—	—	—	—	—	—	—
SA Morgan Stanley International Equities	—	28,859,971	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	1,292,006,771	60,093,399	136,300,000	20,132,783	220,447,140	49,360,093	186,143,616	178,591,156	73,688,781
SA Putnam International Growth and Income	—	116,068,873	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	353,681,366	167,521,392	—	102,925	—	—	215,268	—	—
SA Small Cap Index	435,634	—	—	—	—		—	—	—
SA T. Rowe Price Asset Allocation Growth	—	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	337,833,037	—	666,667	212,967	—	—	—	416,667	5,083,333
SA VCP Dynamic Allocation	7,487,582,083	—	—	3,534,167	—	—	—	3,534,167	—
SA VCP Dynamic Strategy	3,416,465,667	—	—	1,899,167	—	—	—	1,899,167	—
SA VCP Index Allocation	7,428,728	—	—	767	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of January 31, 2018. The repurchase agreements held by the

511

Portfolios as of January 31, 2018, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA Blackrock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$199,139	$—	$—	$199,139	$383,608	$—	$—	$383,608	$(184,469)	$—	$(184,469)
Citibank N.A.	3,895	—	—	3,895	121,103	—	—	121,103	(117,208)	—	(117,208)
Deutsche Bank AG	51,814	—	—	51,814	115,043	—	—	115,043	(63,229)	—	(63,229)
JPMorgan Chase Bank	66,351	—	—	66,351	64,451	—	—	64,451	1,900	—	1,900
Morgan Stanley and Co., Inc.	32,704	—	—	32,704	143,214	—	—	143,214	(110,510)	—	(110,510)
UBS AG	—	—	—	—	1,275	—	—	1,275	(1,275)	—	(1,275)

Total	$353,903	$—	$—	$353,903	$828,694	$—	$—	$828,694	$(474,791)	$—	$(474,791)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Goldman Sachs Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$32,587	$—	$—	$32,587	$2,287	$—	$—	$2,287	$30,300	$—	$30,300
Citibank N.A.	63,505	—	60,133	123,638	—	266,349	64,609	330,958	(207,320)	207,320	—
Deutsche Bank AG	—	—	—	—	—	5,266	—	5,266	(5,266)	—	(5,266)
HSBC Bank PLC	24,158	—	—	24,158	24,981	—	—	24,981	(823)	—	(823)
JPMorgan Chase Bank N.A.	—	—	—	—	27,690	1,750	—	29,440	(29,440)	—	(29,440)
Morgan Stanley & Co. International PLC	7,917,472	—	—	7,917,472	6,932,492	258,511	—	7,191,003	726,469	—	726,469
Standard Chartered Bank	19,570	—	—	19,570	34,790	—	—	34,790	(15,220)	—	(15,220)

Total	$8,057,292	$—	$60,133	$8,117,425	$7,022,240	$531,876	$64,609	$7,618,725	$498,700	$207,320	$706,020

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Invesco VCP Equity-Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of New York	$—	$—	$—	$—	$927,311	$—	$—	$927,311	$(927,311)	$—	$(927,311)
Barclays Bank PLC	—	—	—	—	31,249	—	—	31,249	(31,249)	—	(31,249)
State Street Bank and Trust Co.	13,174	—	—	13,174	927,509	—	—	927,509	(914,335)	—	(914,335)

Total	$13,174	$—	$—	$13,174	$1,886,069	$—	$—	$1,886,069	$(1,872,895)	$—	$(1,872,895)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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	SA MFS Telecom Utility Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$472	$—	$—	$472	$28,627	$—	$—	$28,627	$(28,155)	$—	$(28,155)
BNP Paribas SA	—	—	—	—	1,493	—	—	1,493	(1,493)	—	(1,493)
Citibank N.A.	—	—	—	—	19	—	—	19	(19)	—	(19)
Deutsche Bank AG	175	—	—	175	4,554	—	—	4,554	(4,379)	—	(4,379)
HSBC Bank USA	—	—	—	—	1,140	—	—	1,140	(1,140)	—	(1,140)
JPMorgan Chase Bank N.A.	—	—	—	—	96,559	—	—	96,559	(96,559)	—	(96,559)
Merrill Lynch International	—	—	—	—	38,465	—	—	38,465	(38,465)	—	(38,465)
Morgan Stanley Capital Services, Inc.	—	—	—	—	22,961	—	—	22,961	(22,961)	—	(22,961)
Royal Bank of Scotland PLC	—	—	—	—	155	—	—	155	(155)	—	(155)

Total	$647	$—	$—	$647	$193,973	$—	$—	$193,973	$(193,326)	$—	$(193,326)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Morgan Stanley International Equities Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Commonwealth Bank of Australia	$—	$—	$—	$—	$1,349,409	$—	$—	$1,349,409	$(1,349,409)	$—	$(1,349,409)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Bank of America N.A.	$85,555	$—	$—	$85,555	$722,964	$—	$—	$722,964	$(637,409)	$637,409	$—
Barclays Bank PLC	181,232	5,315,358	—	5,496,590	12,410	—	—	12,410	5,484,180	(5,484,180)	—
Citibank N.A.	141,884	—	33,100	174,984	442,970	—	—	442,970	(267,986)	267,986	—
Goldman Sachs Bank USA	205,910	—	1,417,384	1,623,294	—	—	2,287,803	2,287,803	(664,509)	294,101	(370,408)
Merrill Lynch international	—	9,484,154	—	9,484,154	—	—	—	—	9,484,154	(9,484,154)	—
Morgan Stanley Co., Inc.	—	—	298,668	298,668	—	—	412,421	412,421	(113,753)	—	(113,753)

Total	$614,581	$14,799,512	$1,749,152	$17,163,245	$1,178,344	$—	$2,700,224	$3,878,568	$13,284,677	$(13,768,838)	$(484,161)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$273,816	$—	$—	$273,816	$206,367	$—	$—	$206,367	$67,449	$—	$67,449
Barclays Bank PLC	36,241	—	—	36,241	32,205	—	—	32,205	4,036	—	4,036
Citibank N.A.	459,320	—	—	459,320	194,991	—	—	194,991	264,329	—	264,329
Goldman Sachs International	315,786	—	—	315,786	200,737	—	—	200,737	115,049	—	115,049

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	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank, N.A.	$1,125,260	$—	$—	$1,125,260	$488,985	$—	$—	$488,985	$636,275	$—	$636,275
State Street Bank and Trust Co.	160,967	—	—	160,967	189,363	—	—	189,363	(28,396)	—	(28,396)
UBS AG	4,132	—	—	4,132	46,928	—	—	46,928	(42,796)	—	(42,796)
Westpac Banking Corp.	372	—	—	372	119,679	—	—	119,679	(119,307)	—	(119,307)

Total	$2,375,894	$—	$—	$2,375,894	$1,479,255	$—	$—	$1,479,255	$896,639	$—	$896,639

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Bank of America, N.A.	$—	$—	$—	$—	$28,672	$—	$—	$28,672	$(28,672)	$—	$(28,672)
Barclays Bank PLC	352,234	—	—	352,234	5,911	—	—	5,911	346,323	—	346,323
Citibank N.A.	56,535	—	—	56,535	132,472	—	—	132,472	(75,937)	—	(75,937)
Morgan Stanley and International PLC	583,808	—	—	583,808	—	—	—	—	583,808	—	583,808
UBS AG London	122,445	—	209,155	331,600	—	—	—	—	331,600	—	331,600

Total	$1,115,022	$—	$209,155	$1,324,177	$167,055	$—	$—	$167,055	$1,157,122	$—	$1,157,122

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA T.Rowe Price VCP Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JP Morgan	$—	$—	$5,376	$5,376	$—	$—	$11,018	$11,018	$(5,642)	$—	$(5,642)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
CitiBank N.A.	$—	$—	$27,859,514	$27,859,514	$—	$—	$6,986,582	$6,986,582	$20,872,932	$—	$20,872,932
Goldman Sachs	—	—	35,234,091	35,234,091	—	—	8,835,971	8,835,971	26,398,120	—	26,398,120
Morgan Stanley Co., Inc.	—	—	2,280,880	2,280,880	—	—	4,944,464	4,944,464	(2,663,584)	—	(2,663,584)
UBS AG	—	—	13,542,723	13,542,723	—	—	29,357,754	29,357,754	(15,815,031)	—	(15,815,031)

Total	$—	$—	$78,917,208	$78,917,208	$—	$—	$50,124,771	$50,124,771	$28,792,437	$—	$28,792,437

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
CitiBank N.A.	$—	$—	$15,841,685	$15,841,685	$—	$—	$3,972,762	$3,972,762	$11,868,923	$—	$11,868,923
Goldman Sachs	—	—	19,119,274	19,119,274	—	—	4,794,713	4,794,713	14,324,561	—	14,324,561
Morgan Stanley Co., Inc.	—	—	712,775	712,775	—	—	1,545,145	1,545,145	(832,370)	—	(832,370)
UBS AG	—	—	7,127,749	7,127,749	—	—	15,451,450	15,451,450	(8,323,701)	—	(8,323,701)

Total	$—	$—	$42,801,483	$42,801,483	$—	$—	$25,764,070	$25,764,070	$17,037,413	$—	$17,037,413

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Structured Notes:    A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    During the period ended January 31, 2018, the SA Goldman Sachs Global Bond, SA JPMorgan Balanced, SA JPMorgan MFS Core Bond, SA MFS Total Return Bond, SA PIMCO VCP Tactical Balanced and SA T. Rowe Price VCP

515

Balanced Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA Roll transaction may not exceed the transaction costs. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the period ended January 31, 2018, the SA Goldman Sachs Global Bond, SA JPMorgan Balanced, SA JPMorgan MFS Core Bond, SA MFS Total Return Bond, SA PIMCO VCP Tactical Balanced and SA T. Rowe Price VCP Balanced Portfolios purchased and/or sold when-issued securities. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans:    Certain Portfolios Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Loans outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

516

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy Portfolios and SA VCP Index Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy Portfolios and SA VCP Index Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 — 2016 or expected to be taken in each Portfolio’s 2017 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the SA Fixed Income Index, SA Fixed Income Intermediate Index, SA Goldman Sachs Multi-Asset Insights, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA International Index, SA Legg Mason Tactical Opportunities, SA Mid Cap Index, , SA Small Cap Index, SA T. Rowe Price Asset Allocation Growth and SA VCP Index Allocation Portfolios are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period. As of January 31, 2018, the deferred offering costs for the SA Fixed Income Index, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA International Index and SA Mid Cap Index and SA Small Cap Index Portfolios were fully amortized.

New Accounting Pronouncement:    In October 2016, the SEC adopted amendments to rules under the 1940 Act (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X was August 1, 2017. All required changes have been made in accordance with Regulation S-X.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2018
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$5,532,552	$60,993,444	$182,444,876	$158,638	$40,834,294
SA AB Small & Mid Cap Value	1,711,084	65,683,987	124,550,205	6,052,794	50,524,361
SA BlackRock VCP Global Multi Asset	48,476,732	8,846,774	22,239,413	2,428,508	—
SA Boston Company Capital Growth	5,483,391	25,480,065	85,719,942	968,065	3,513,146

517

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2018
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Columbia Technology	$2,101,965	$7,990,781	$21,622,132	$349,271	$8,553,514
SA DFA Ultra Short Bond	4,014,262	(5,871,629)	(1,673,547)	765,858	—
SA Dogs of Wall Street	20,287,832	28,983,548	53,052,360	25,641,684	12,208,702
SA Federated Corporate Bond	62,397,082	11,757,155	44,133,332	73,297,935	4,711,450
SA Fixed Income Index	5,788,832	(194,766)	(1,645,637)	—	—
SA Fixed Income Intermediate Index	1,151,080	(181,462)	(4,182,366)	—	—
SA Franklin Foreign Value	20,157,682	(20,992,064)	215,982,676	26,440,682	—
SA Franklin Small Company Value	7,082,884	43,349,127	76,594,444	2,691,144	43,015,672
SA Goldman Sachs Global Bond	16,150,019	(20,099,290)	14,562,927	12,423,778	—
SA Goldman Sachs Multi-Asset Insights	169,976	68,867	359,272	39,018	20,589
SA Index Allocation 60/40	6,351	582	1,925,327	322,845	65,335
SA Index Allocation 80/20	11,357	2,392	6,125,887	854,720	204,900
SA Index Allocation 90/10	21,800	6,242	18,224,531	2,448,835	571,500
SA International Index	997,568	198,968	56,655,019	8,141,588	—
SA Invesco Growth Opportunities	4,936,245	28,241,255	64,696,638	—	9,671,009
SA Invesco VCP Equity-Income	11,059,545	9,283,866	248,539,479	12,212,900	—
SA Janus Focused Growth	4,377,064	23,123,429	92,369,665	—	24,395,086
SA JPMorgan Balanced	7,284,826	12,897,104	29,222,630	5,229,939	10,333,883
SA JPMorgan Emerging Markets	5,636,117	(63,100,669)	116,106,508	5,927,642	—
SA JPMorgan Equity-Income	22,069,348	66,492,378	328,632,134	24,386,264	55,419,843
SA JPMorgan Global Equities	23,350,904	52,165,581	123,740,940	9,600,325	—
SA JPMorgan MFS Core Bond	44,289,290	(22,207,968)	(22,257,223)	43,690,378	—
SA JPMorgan Mid-Cap Growth	9,841,175	35,968,882	85,915,533	—	20,365,675
SA Large Cap Index	48,438,399	19,927,228	680,851,082	34,261,878	16,967,255
SA Legg Mason BW Large Cap Value	28,061,881	113,559,246	391,074,947	24,752,198	50,983,861
SA Legg Mason Tactical Opportunities	29,647	28,091	670,692	40,324	—
SA MFS Blue Chip Growth	7,035,819	47,343,224	175,920,171	3,730,195	12,274,480
SA MFS Massachusetts Investors Trust	8,038,233	89,176,697	394,990,379	10,812,344	29,185,577
SA MFS Telecom Utility	445,020	1,066,851	4,246,567	1,102,811	430,743
SA MFS Total Return	11,213,395	27,305,272	99,470,474	13,953,559	27,741,058
SA Mid Cap Index	124,233	14,793	18,941,837	2,454,493	57,464
SA Morgan Stanley International Equities	5,898,006	11,751,803	84,832,697	5,710,779	—
SA Oppenheimer Main Street Large Cap	8,117,776	21,798,357	96,356,933	6,130,459	9,043,139
SA PIMCO VCP Tactical Balanced	121,727,956	96,497,216	(7,266,646)	32,010,509	31,391,157
SA PineBridge High-Yield Bond	22,487,819	(17,349,185)	3,481,940	33,138,023	—
SA Putnam International Growth and Income	8,153,059	—	65,583,748	4,687,079	—
SA Pyramis® Real Estate	6,763,776	17,984,813	(5,226,586)	20,063,728	33,736,038
SA Schroders VCP Global Allocation	38,928,799	17,791,305	23,634,594	3,590,578	2,598,037
SA Small Cap Index	276,648	42,681	16,705,010	2,002,094	24,359
SA T Rowe Price Asset Allocation Growth	25,512	2,561	1,001,114	41,569	—
SA T Rowe Price VCP Balanced	57,378,210	37,590,483	140,113,149	3,563,580	293,916
SA VCP Dynamic Allocation	670,467,110	807,259,884	1,257,946,454	235,374,611	145,946,550
SA VCP Dynamic Strategy	270,271,376	392,568,325	657,498,636	91,729,355	107,669,036
SA VCP Index Allocation	213,047	305,121	692,530	56,198	12,182
SAWellsCap Aggressive Growth	2,316,807	14,265,926	27,933,090	—	—
SA WellsCap Fundamental Growth	3,100,595	18,520,117	49,781,577	223,683	7,515,819

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended January 31, 2017
	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$4,450,545	$61,019,380
SA AB Small & Mid Cap Value	1,991,082	29,253,732
SA BlackRock VCP Global Multi Asset	3,709,476	51,749
SA Boston Company Capital Growth	362,923	1,010,894
SA Columbia Technology	—	—

518

	Tax Distributions
	For the year ended January 31, 2017
	Ordinary Income	Long-Term Capital Gains
SA DFA Ultra Short Bond	$—	$—
SA Dogs of Wall Street	9,058,502	15,976,108
SA Federated Corporate Bond	74,346,309	—
SA Fixed Income Index	—	—
SA Fixed Income Intermediate Index	—	—
SA Franklin Foreign Value	34,576,112	6,305,348
SA Franklin Small Company Value	2,520,662	47,278,194
SA Goldman Sachs Global Bond	1,022,141	—
SA Goldman Sachs Multi-Asset Insights	—	—
SA Index Allocation 60/40	—	—
SA Index Allocation 80/20	—	—
SA Index Allocation 90/10	—	—
SA International Index	—	—
SA Invesco Growth Opportunities	477,102	22,392,075
SA Invesco VCP Equity-Income	6,091,754	106,877
SA Janus Focused Growth	—	23,986,817
SA JPMorgan Balanced	3,407,699	9,859,583
SA JPMorgan Emerging Markets	5,678,112	—
SA JPMorgan Equity-Income	21,428,196	38,009,478
SA JPMorgan Global Equities	7,969,582	—
SA JPMorgan MFS Core Bond	35,613,155	—
SA JPMorgan Mid-Cap Growth	—	41,482,507
SA Large Cap Index	23,655,601	14,785,723
SA Legg Mason BW Large Cap Value	11,406,796	366,780,825
SA Legg Mason Tactical Opportunities	—	—
SA MFS Blue Chip Growth	3,500,244	14,802,978
SA MFS Massachusetts Investors Trust	11,078,202	89,925,785
SA MFS Telecom Utility	1,227,975	915,281
SA MFS Total Return	11,369,696	30,865,542
SA Mid Cap Index	—	—
SA Morgan Stanley International Equities	5,517,114	—
SA Oppenheimer Main Street Large Cap	3,463,273	11,587,029
SA PIMCO VCP Tactical Balanced	—	—
SA PineBridge High-Yield Bond	30,967,536	—
SA Putnam International Growth and Income	5,946,773	—
SA Pyramis® Real Estate	8,872,658	20,215,916
SA Schroders VCP Global Allocation	2,739,835	2,180,476
SA Small Cap Index	—	—
SA T Rowe Price Asset Allocation Growth	—	—
SA T Rowe Price VCP Balanced	1,987,513	—
SA VCP Dynamic Allocation	164,596,577	—
SA VCP Dynamic Strategy	86,298,183	—
SA VCP Index Allocation	—	—
SAWellsCap Aggressive Growth	—	—
SA WellsCap Fundamental Growth	—	12,310,286

As of January 31, 2018, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards which are available to offset future capital gains, if any:

Portfolio	Unlimited†
	ST	LT
SA AB Growth	$—	$—
SA AB Small & Mid Cap Value	—	—
SA BlackRock VCP Global Multi Asset	—	—
SA Boston Company Capital Growth	—	—
SA Columbia Technology	—	—
SA DFA Ultra Short Bond	550,931	5,320,698
SA Dogs of Wall Street	—	—

519

Portfolio	Unlimited†
	ST	LT
SA Federated Corporate Bond	$—	$—
SA Fixed Income Index	194,766	—
SA Fixed Income Intermediate Index	181,462	—
SA Franklin Foreign Value	4,924,333	16,067,731
SA Franklin Small Company Value	—	—
SA Goldman Sachs Global Bond	10,285,226	9,814,064
SA Goldman Sachs Multi-Asset Insights	—	—
SA Index Allocation 60/40	—	—
SA Index Allocation 80/20	—	—
SA Index Allocation 90/10	—	—
SA International Index	—	—
SA Invesco Growth Opportunities	—	—
SA Invesco VCP Equity-Income	—	—
SA Janus Focused Growth	—	—
SA JPMorgan Balanced	—	—
SA JPMorgan Emerging Markets	38,968,254	24,132,415
SA JPMorgan Equity-Income	—	—
SA JPMorgan Global Equities	—	—
SA JPMorgan MFS Core Bond	11,122,670	11,085,298
SA JPMorgan Mid-Cap Growth	—	—
SA Large Cap Index	—	—
SA Legg Mason BW Large Cap Value	—	—
SA Legg Mason Tactical Opportunities	—	—
SA MFS Blue Chip Growth	—	—
SA MFS Massachusetts Investors Trust	—	—
SA MFS Telecom Utility	—	—
SA MFS Total Return	—	—
SA Mid Cap Index	—	—
SA Morgan Stanley International Equities	—	—
SA Oppenheimer Main Street Large Cap	—	—
SA PIMCO VCP Tactical Balanced	—	—
SA PineBridge High-Yield Bond	—	17,349,185
SA Putnam International Growth and Income	—	—
SA Pyramis® Real Estate	—	—
SA Schroders VCP Global Allocation	—	—
SA Small Cap Index	—	—
SA T Rowe Price Asset Allocation Growth	—	—
SA T Rowe Price VCP Balanced	—	—
SA VCP Dynamic Allocation	—	—
SA VCP Dynamic Strategy	—	—
SA VCP Index Allocation	—	—
SAWellsCap Aggressive Growth	—	—
SA WellsCap Fundamental Growth	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net realized taxable gains and had expired capital loss carryforwards in the year ended January 31, 2018.

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
SA AB Growth	$—	$—
SA AB Small & Mid Cap Value	—	—

520

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
SA BlackRock VCP Global Multi Asset	$—	$—
SA Boston Company Capital Growth	—	—
SA Columbia Technology	—	—
SA DFA Ultra Short Bond	—	70,311
SA Dogs of Wall Street	—	—
SA Federated Corporate Bond	—	—
SA Fixed Income Index	—	—
SA Fixed Income Intermediate Index	—	—
SA Franklin Foreign Value	59,549,042	—
SA Franklin Small Company Value	—	—
SA Goldman Sachs Global Bond	—	—
SA Goldman Sachs Multi-Asset Insights	—	—
SA Index Allocation 60/40	—	—
SA Index Allocation 80/20	—	—
SA Index Allocation 90/10	—	—
SA International Index	—	—
SA Invesco Growth Opportunities	—	—
SA Invesco VCP Equity-Income	17,568,935	—
SA Janus Focused Growth	—	—
SA JPMorgan Balanced	—	—
SA JPMorgan Emerging Markets	44,543,911	7,578,922
SA JPMorgan Equity-Income	—	—
SA JPMorgan Global Equities	3,574,100	—
SA JPMorgan MFS Core Bond	209,818	—
SA JPMorgan Mid-Cap Growth	—	—
SA Large Cap Index	—	—
SA Legg Mason BW Large Cap Value	—	—
SA Legg Mason Tactical Opportunities	—	—
SA MFS Blue Chip Growth	—	—
SA MFS Massachusetts Investors Trust	—	—
SA MFS Telecom Utility	—	—
SA MFS Total Return	—	—
SA Mid Cap Index	—	—
SA Morgan Stanley International Equities	9,453,666	—
SA Oppenheimer Main Street Large Cap	—	—
SA PIMCO VCP Tactical Balanced	—	—
SA PineBridge High-Yield Bond	23,068,744	27,610,843
SA Putnam International Growth and Income	15,764,348	114,409,095
SA Pyramis® Real Estate	—	—
SA Schroders VCP Global Allocation	—	—
SA Small Cap Index	—	—
SA T Rowe Price Asset Allocation Growth	—	—
SA T Rowe Price VCP Balanced	—	—
SA VCP Dynamic Allocation	—	—
SA VCP Dynamic Strategy	—	—
SA VCP Index Allocation	—	—
SAWellsCap Aggressive Growth	550,176	—
SA WellsCap Fundamental Growth	—	—

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2018, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA AB Growth	$—	$—	$—
SA AB Small & Mid Cap Value	—	—	—
SA BlackRock VCP Global Multi Asset	—	—	—
SA Boston Company Capital Growth	—	—	—

521

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Columbia Technology	$63,080	$—	$—
SA DFA Ultra Short Bond	—	—	—
SA Dogs of Wall Street	—	—	—
SA Federated Corporate Bond	—	—	—
SA Fixed Income Index	—	—	—
SA Fixed Income Intermediate Index	—	—	—
SA Franklin Foreign Value	—	—	—
SA Franklin Small Company Value	—	—	—
SA Goldman Sachs Global Bond	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—
SA Index Allocation 60/40	11,635	—	—
SA Index Allocation 80/20	28,094	—	—
SA Index Allocation 90/10	76,025	—	—
SA International Index	35,038	—	—
SA Invesco Growth Opportunities	—	—	—
SA Invesco VCP Equity-Income	—	—	—
SA Janus Focused Growth	—	—	—
SA JPMorgan Balanced	—	—	—
SA JPMorgan Emerging Markets	—	—	—
SA JPMorgan Equity-Income	—	—	—
SA JPMorgan Global Equities	—	—	—
SA JPMorgan MFS Core Bond	—	—	—
SA JPMorgan Mid-Cap Growth	—	—	—
SA Large Cap Index	—	—	—
SA Legg Mason BW Large Cap Value	—	—	—
SA Legg Mason Tactical Opportunities	—	—	—
SA MFS Blue Chip Growth	—	—	—
SA MFS Massachusetts Investors Trust	—	—	—
SA MFS Telecom Utility	—	—	—
SA MFS Total Return	—	—	—
SA Mid Cap Index	—	—	—
SA Morgan Stanley International Equities	—	—	—
SA Oppenheimer Main Street Large Cap	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—
SA PineBridge High-Yield Bond	—	—	—
SA Putnam International Growth and Income	—	—	—
SA Pyramis® Real Estate	—	—	—
SA Schroders VCP Global Allocation	—	—	—
SA Small Cap Index	—	—	—
SA T Rowe Price Asset Allocation Growth	—	—	—
SA T Rowe Price VCP Balanced	—	—	—
SA VCP Dynamic Allocation	—	—	—
SA VCP Dynamic Strategy	—	—	—
SA VCP Index Allocation	4,478	—	—
SAWellsCap Aggressive Growth	78,919	—	—
SA WellsCap Fundamental Growth	136,100	—	—

For the year ended January 31, 2018, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, nondeductible expenses, treatment of foreign currency, derivative transactions, investments in Regulated Investment Companies, investments in partnerships, investments in passive foreign investment companies, paydown losses, investments in real estate investment trusts and expiration of capital loss carryforwards, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Paid-in Capital
SA AB Growth	$—	$—	$—
SA AB Small & Mid Cap Value	—	—	—
SA BlackRock VCP Global Multi Asset	3,475,894	(3,475,894)	—
SA Boston Company Capital Growth	(351)	351	—
SA Columbia Technology	254,831	(254,831)	—

522

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Paid-in Capital
SA DFA Ultra Short Bond	$—	$70,311	$(70,311)
SA Dogs of Wall Street	—	—	—
SA Federated Corporate Bond	39	(39)	—
SA Fixed Income Index	62	—	(62)
SA Fixed Income Intermediate Index	233	—	(233)
SA Franklin Foreign Value	(282,299)	202,550	79,749
SA Franklin Small Company Value	8,360	(8,360)	—
SA Goldman Sachs Global Bond	3,207,498	(3,207,498)	—
SA Goldman Sachs Multi-Asset Insights	16,889	(10,488)	(6,401)
SA Index Allocation 60/40	44,423	(42,399)	(2,024)
SA Index Allocation 80/20	146,490	(144,143)	(2,347)
SA Index Allocation 90/10	411,141	(406,155)	(4,986)
SA International Index	280,190	(280,128)	(62)
SA Invesco Growth Opportunities	1,660,845	(1,660,845)	—
SA Invesco VCP Equity-Income	(5,423,844)	5,266,167	157,677
SA Janus Focused Growth	297,475	(297,475)	—
SA JPMorgan Balanced	647,042	(647,042)	—
SA JPMorgan Emerging Markets	769,335	6,809,587	(7,578,922)
SA JPMorgan Equity-Income	—	—	—
SA JPMorgan Global Equities	661,064	(661,064)	—
SA JPMorgan MFS Core Bond	4,079,971	(4,079,971)	—
SA JPMorgan Mid-Cap Growth	1,212,374	(1,315,007)	102,633
SA Large Cap Index	—	—	—
SA Legg Mason BW Large Cap Value	(26,688)	26,688	—
SA Legg Mason Tactical Opportunities	3,442	3,392	(6,834)
SA MFS Blue Chip Growth	1,392	(1,392)	—
SA MFS Massachusetts Investors Trust	(2,507,910)	2,507,910	—
SA MFS Telecom Utility	(519,109)	519,109	—
SA MFS Total Return	247,315	(247,315)	—
SA Mid Cap Index	201	(138)	(63)
SA Morgan Stanley International Equities	154,543	(154,543)	—
SA Oppenheimer Main Street Large Cap	(794,681)	794,681	—
SA PIMCO VCP Tactical Balanced	21,763,616	(21,763,616)	—
SA PineBridge High-Yield Bond	—	27,610,843	(27,610,843)
SA Putnam International Growth and Income	(1,211,466)	115,620,561	(114,409,095)
SA Pyramis® Real Estate	132,337	(132,337)	—
SA Schroders VCP Global Allocation	4,472,965	(4,472,960)	(5)
SA Small Cap Index	123,702	(123,639)	(63)
SA T Rowe Price Asset Allocation Growth	16,628	(9,266)	(7,362)
SA T Rowe Price VCP Balanced	454,347	(454,347)	—
SA VCP Dynamic Allocation	28,026,844	(28,026,844)	—
SA VCP Dynamic Strategy	26,940,280	(26,940,280)	—
SA VCP Index Allocation	18,477	(12,404)	(6,073)
SAWellsCap Aggressive Growth	497,029	(497,029)	—
SA WellsCap Fundamental Growth	340,480	(340,480)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities, repurchase agreements, and derivatives, were as follows:

	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA AB Growth	$184,060,919	$(1,616,043)	$182,444,876	$472,188,073
SA AB Small & Mid Cap Value	142,956,952	(18,406,747)	124,550,205	489,780,475
SA BlackRock VCP Global Multi Asset	32,451,497	(10,442,616)	22,008,881	707,470,475
SA Boston Company Capital Growth	87,548,104	(1,828,305)	85,719,799	310,737,738
SA Columbia Technology	22,641,124	(1,018,985)	21,622,139	55,237,808
SA DFA Ultra Short Bond	66,819	(1,740,366)	(1,673,547)	406,377,740
SA Dogs of Wall Street	62,002,105	(8,949,745)	53,052,360	324,836,314
SA Federated Corporate Bond	60,919,186	(16,785,854)	44,133,332	1,559,344,340
SA Fixed Income Index	2,016,862	(3,662,499)	(1,645,637)	306,130,725

523

	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Fixed Income Intermediate Index	$3,657	$(4,186,023)	$(4,182,366)	$247,240,401
SA Franklin Foreign Value	257,084,518	(40,441,707)	216,642,811	879,334,112
SA Franklin Small Company Value	80,041,128	(3,451,732)	76,589,396	294,340,020
SA Goldman Sachs Global Bond	29,956,696	(15,470,900)	14,485,796	423,542,533
SA Goldman Sachs Multi-Asset Insights	527,321	(168,049)	359,272	11,060,984
SA Index Allocation 60/40	2,041,203	(115,876)	1,925,327	33,221,409
SA Index Allocation 80/20	6,260,060	(134,173)	6,125,887	73,744,236
SA Index Allocation 90/10	18,356,695	(132,164)	18,224,531	204,385,681
SA International Index	59,661,459	(3,066,600)	56,594,859	331,956,403
SA Invesco Growth Opportunities	73,400,825	(8,704,187)	64,696,638	233,100,740
SA Invesco VCP Equity-Income	264,099,276	(15,575,063)	248,524,213	1,365,154,528
SA Janus Focused Growth	96,574,637	(4,207,199)	92,367,438	251,914,663
SA JPMorgan Balanced	32,784,756	(3,562,126)	29,222,630	235,810,317
SA JPMorgan Emerging Markets	122,288,199	(5,599,436)	116,688,763	255,128,769
SA JPMorgan Equity-Income	334,546,316	(5,914,182)	328,632,134	884,185,484
SA JPMorgan Global Equities	127,956,891	(4,239,366)	123,717,525	459,720,710
SA JPMorgan MFS Core Bond	13,539,662	(35,796,885)	(22,257,223)	1,963,587,196
SA JPMorgan Mid-Cap Growth	95,816,746	(9,901,213)	85,915,533	297,452,228
SA Large Cap Index	721,377,156	(40,526,074)	680,851,082	1,493,147,655
SA Legg Mason BW Large Cap Value	393,995,508	(2,920,561)	391,074,947	1,216,374,080
SA Legg Mason Tactical Opportunities	845,212	(174,605)	670,607	13,758,399
SA MFS Blue Chip Growth	177,559,032	(1,638,861)	175,920,171	516,534,175
SA MFS Massachusetts Investor Trust	406,157,895	(11,167,516)	394,990,379	828,548,339
SA MFS Telecom Utility	6,876,800	(2,625,284)	4,251,516	39,719,399
SA MFS Total Return	107,567,187	(8,102,774)	99,464,413	455,331,018
SA Mid Cap Index	24,604,600	(5,662,763)	18,941,837	156,794,966
SA Morgan Stanley International Equities	96,697,468	(11,915,871)	84,781,597	500,237,323
SA Oppenheimer Main Street Large Cap	106,824,474	(10,463,151)	96,361,323	383,578,508
SA PIMCO VCP Tactical Balanced	16,141,226	(23,439,059)	(7,297,833)	1,515,773,051
SA PineBridge High-Yield Bond	10,833,851	(7,351,911)	3,481,940	370,243,383
SA Putnam International Growth and Income	77,360,922	(11,807,821)	65,553,101	268,913,052
SA Pyramis® Real Estate	16,216,784	(21,443,305)	(5,226,521)	297,419,074
SA Schroders VCP Global Allocation	32,855,963	(9,192,694)	23,663,269	590,636,758
SA Small Cap Index	24,465,805	(7,760,795)	16,705,010	153,449,524
SA T. Rowe Price Asset Allocation Growth	1,199,568	(198,269)	1,001,299	20,269,588
SA T. Rowe Price VCP Balanced	157,350,661	(17,254,375)	140,096,286	1,134,981,569
SA VCP Dynamic Allocation	1,417,221,216	(159,274,762)	1,257,946,454	11,850,799,202
SA VCP Dynamic Strategy	725,166,759	(67,668,160)	657,498,599	6,338,503,544
SA VCP Index Allocation	766,960	(74,430)	692,530	23,523,981
SA WellsCap Aggressive Growth	29,587,240	(1,654,150)	27,933,090	81,888,351
SA WellsCap Fundamental growth	50,871,265	(1,089,688)	49,781,577	116,973,573

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There are no subadvisers for the SA Dogs of Wall Street, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA Large Cap Index, SA Mid Cap Index, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA International Index and SA Small Cap Index Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

524

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
SA AB Small & Mid Cap Value	$0-$250 million	0.950%
	> $250 million	0.900%
SA BlackRock VCP Global Multi Asset	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA Boston Company Capital Growth(4)	$0-$50 million	0.900%
	> $50 million	0.850%
	> $200 million	0.800%
SA Columbia Technology(2)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
SA DFA Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
SA Dogs of Wall Street	> $0	0.600%
SA Federated Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
SA Fixed Income Index	> $0	0.300%
SA Fixed Income Intermediate Index	> $0	0.300%
SA Franklin Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%
SA Franklin Small Company Value(12)	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
SA Goldman Sachs Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Goldman Sachs Multi-Asset Insights	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.665%
SA Index Allocation 60/40	> $0	0.100%
SA Index Allocation 80/20	> $0	0.100%
SA Index Allocation 90/10	> $0	0.100%
SA International Index	> $0	0.400%
SA Invesco Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Invesco VCP Equity-Income(10)	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%
SA Janus Focused Growth(8)	> $0	0.850%

Portfolio	Assets	Management Fees
SA JPMorgan Balanced(11)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Emerging Markets(3)(11)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
SA JPMorgan Equity-Income(11)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Global Equities(11)	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
SA JPMorgan MFS Core Bond(5)(11)	> $0	0.600%
SA JPMorgan Mid-Cap Growth(11)	$0-$100 million	0.800%
	> $100 million	0.750%
SA Large Cap Index(6)	> $0	0.400%
SA Legg Mason BW Large Cap Value(7)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Legg Mason Tactical Opportunities	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.650%
	> $2 billion	0.625%
SA MFS Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
SA MFS Massachusetts Investors Trust	$0-$600 million	0.700%
	> $600 million	0.650%
	> $1.5 billion	0.600%
SA MFS Telecom Utility	$0-$150 million	0.750%
	> $150 million	0.600%
	> $500 million	0.500%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SA Mid Cap Index	> $0	0.300%
SA Morgan Stanley International Equities	$0-$250 million	0.850%
	> $250 million	0.800%
	> $500 million	0.750%
SA Oppenheimer Main Street Large Cap	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%

525

Portfolio	Assets	Management Fees
SA PIMCO VCP Tactical Balanced	$0-$750 million	0.860%
	> $750 million	0.850%
	> $1.5 billion	0.820%
SA PineBridge High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Putnam International Growth and Income(1)	$0-$150 million	1.000%
	> $150 million	0.900%
	> $300 million	0.800%
SA Pyramis® Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $500 million	0.790%
	> $1.5 billion	0.770%
SA Small Cap Index	> $0	0.350%
SA T. Rowe Price Asset Allocation Growth	$0-$400 million	0.700%
	> $400 million	0.685%
	> $900 million	0.660%
	> $1.9 billion	0.635%

Portfolio	Assets	Management Fees
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
	Reset at $2 billion	0.750%
	> $2 billion	0.750%
SA VCP Dynamic Allocation(9)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Dynamic Strategy(9)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Index Allocation	$0-$500 million	0.200%
	> $500 million	0.175%
SA WellsCap Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%
SA WellsCap Fundamental Growth	$0-$150 million	0.850%
	> $150 million	0.800%
	> $300 million	0.700%

(1)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(2)	The Advisor voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the SA Columbia Technology Portfolio.
(3)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA JPMorgan Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(4)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Boston Company Capital Growth Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.73% of average daily net assets.
(5)	The Advisor contractually agreed to waive 0.10% of the investment advisory fees for SA JPMorgan MFS Core Bond Portfolio through April 30, 2018.
(6)	The Advisor contractually agreed to waive 0.11% of the investment advisory fees for SA Large Cap Index Portfolio through April 30, 2018.
(7)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Legg Mason BW Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.
(8)	The Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio through April 30, 2018 so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% of average daily net assets.
(9)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolio’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolio’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(10)	The Advisor voluntarily agreed until further notice to waive 0.05% of the investment advisory fee for the SA Invesco VCP Equity-Income Portfolio.
(11)	The Adviser has agreed to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc., in connection with those shares of the Portfolio beneficially owned by qualified employer-sponsored retirement plans and IRAs (the “Plans”) that are held through separate accounts of AGL and USL under variable insurance contracts sold to the Plans by an affiliated broker-dealer of the Subadviser, who is the broker-dealer of record for such shares (“the JPM Portfolio Waiver”). This arrangement will remain in effect so long as the JPM Portfolio Waiver is in effect.
(12)	Effective November 1, 2017, the Advisor voluntarily agreed until further notice to waive 0.05% of the investment advisory fee for the SA Franklin Small Company Value Portfolio.

526

For the period ended January 31, 2018, the amount of the investment advisory fees waived were $368,341, $70,020, $46,778, $705,668, $309,289, $29,794, $325,484, $4,441, $713, $1,905,546, $4,067, $2,062,239, $744,787, $166,066, $1,376,604 and $630,831 for the SA Boston Company Capital Growth, SA Columbia Technology, SA Franklin Small Company Value, SA Invesco VCP Equity-Income, SA Janus Focused Growth, SA JPMorgan Balanced, SA JPMorgan Emerging Markets, SA JPMorgan Equity-Income, SA JPMorgan Global Equities, SA JPMorgan MFS Core Bond, SA JPMorgan Mid-Cap Growth, SA Large Cap Index, SA Legg Mason BW Large Cap Value, SA Putnam International Growth and Income, SA VCP Dynamic Allocation and SA VCP Dynamic Strategy Portfolios, respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SA AB Growth SA AB Small & Mid Cap Value SA VCP Dynamic Allocation (Subadviser for a portion of the Portfolio) SA VCP Dynamic Strategy (Subadviser for a portion of the Portfolio)

BlackRock Investment, LLC	SA BlackRock VCP Global Multi Asset

Brandywine Global Investment Management, LLC	SA Legg Mason BW Large Cap Value

Columbia Management Investment Advisers, LLC	SA Columbia Technology

Dimensional Fund Advisers, L.P	SA DFA Ultra Short Bond

Federated Investment Management Company	SA Federated Corporate Bond

FIAM, LLC	SA Pyramis® Real Estate

Franklin Advisory Services, LLC	SA Franklin Small Company Value

Goldman Sachs Asset Management International	SA Goldman Sachs Global Bond SA Goldman Sachs Multi-Asset Insights

Invesco Advisers, Inc. (“Invesco”)	SA Invesco Growth Opportunities SA Invesco VCP Equity-Income

Janus Capital Management, LLC	SA Janus Focused Growth

J.P. Morgan Investment Management Inc.	SA JPMorgan Balanced SA JPMorgan Emerging Markets SA JPMorgan Equity-Income SA JPMorgan Global Equities SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA JPMorgan Mid-Cap Growth

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA MFS Blue Chip Growth SA MFS Massachusetts Investors Trust SA MFS Telecom Utility SA MFS Total Return

Morgan Stanley Investment Management, Inc.	SA Morgan Stanley International Equities

OppenheimerFunds, Inc.	SA Oppenheimer Main Street Large Cap

Pacific Investment Management Company, LLC (“PIMCO”)	SA PIMCO VCP Tactical Balanced

PineBridge Investments, LLC	SA PineBridge High-Yield Bond

Putnam Investment Management, LLC	SA Putnam International Growth and Income

QS Investors, LLC	SA Legg Mason Tactical Opportunities

527

Subadviser	Portfolio

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation

T. Rowe Price Associates, Inc.	SA T. Rowe Price Asset Allocation Growth
SA T. Rowe Price VCP Balanced
SA VCP Index Allocation (Subadviser for a portion of the Portfolio)

Templeton Investment Counsel, LLC	SA Franklin Foreign Value

The Boston Company Asset Management, LLC	SA Boston Company Capital Growth

Wells Capital Management Incorporated	SA WellsCap Aggressive Growth SA WellsCap Fundamental Growth

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets	Subadvisory Fees
SA AB Growth	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
SA AB Small & Mid Cap Value	$0-$250 million	0.500%
	> $250 million	0.450%
SA BlackRock VCP Global Multi Asset	$0-$500 million	0.390%
	> $500 million	0.370%
	> $3 billion	0.320%
SA Boston Company Capital Growth(3)	$0-$100 million	0.300%
	> $100 million	0.250%
SA Columbia Technology	$0-$150 million	0.500%
	> $150 million	0.450%
	> $250 million	0.425%
SA DFA Ultra Short Bond	$0-$50 million	0.150%
	> $50 million	0.100%
	> $500 million	0.075%
SA Federated Corporate Bond	$0-$25 million	0.300%
	> $25 million	0.250%
	> $50 million	0.200%
	> $150 million	0.150%
SA Franklin Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.350%
SA Franklin Small Company Value	$0-$200 million	0.600%
	> $200 million	0.400%
SA Goldman Sachs Global Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
	> $250 million	0.200%
SA Goldman Sachs Multi-Asset Insights	$0-$250 million	0.350%
	> $250 million	0.330%
	> $500 million	0.310%
	> $1 billion	0.300%
SA Invesco Growth Opportunities	> $0	0.500%

Portfolio	Assets	Subadvisory Fees
SA Invesco VCP Equity-Income(6)	$0-$250 million	0.425%
	> $250 million	0.400%
	> $500 million	0.375%
	> $1 billion	0.300%
SA Janus Focused Growth	$0-$250 million	0.350%
	> $250 million	0.300%
SA JPMorgan Balanced(7)	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
SA JPMorgan Emerging Markets(7)	> $0	0.600%
SA JPMorgan Equity-Income(7)	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
	> $300 million	0.200%
	> $500 million	0.150%
SA JPMorgan Global Equities(7)	$0-$50 million	0.450%
	> $50 million	0.400%
	> $150 million	0.350%
	> $500 million	0.300%
SA JPMorgan MFS Core Bond(4)(7)	> $0	0.130%
SA JPMorgan Mid-Cap Growth(7)	$0-$100 million	0.420%
	> $100 million	0.400%
SA Legg Mason BW Large Cap Value	$0-$500 million	0.270%
	> $500 million	0.200%
	> $2.5 billion	0.175%
SA Legg Mason Tactical Opportunities	$0-$500 million	0.350%
	> $500 million	0.325%
	> $1 billion	0.300%
	> $2 billion	0.275%
SA MFS Blue Chip Growth	$0-$50 million	0.300%
	> $50 million	0.225%
	> $150 million	0.200%
	> $500 million	0.150%

528

Portfolio	Assets	Subadvisory Fees
SA MFS Massachusetts Investors Trust	$0-$250 million	0.375%
	> $250 million	0.350%
	> $500 million	0.325%
	> $1.5 billion	0.250%
SA MFS Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.300%
	> $1.5 billion	0.250%
SA MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.350%
	> $750 million	0.320%
	> $1 billion	0.300%
SA Morgan Stanley International Equities	When Assets are under
	$175 million:
	$0-$25 million	0.800%
	> $25 million	0.600%
	> $50 million	0.500%
	$75 million-$175 million	0.400%
	When Assets are over
	$175 million:
	$0-$350 million	0.450%
	> $350 million	0.400%
	> $750 million	0.370%
SA Oppenheimer Main Street Large Cap	$0-$50 million	0.400%
	> $50 million	0.350%
	> $250 million	0.300%
SA PIMCO VCP Tactical Balanced	$0-$750 million	0.360%
	> $750 million	0.350%
	> $1.5 billion	0.320%
SA PineBridge High-Yield Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $250 million	0.250%
SA Putnam International Growth and Income(1)	$0-$150 million	0.650%
	> $150 million	0.550%
	> $300 million	0.450%
SA Pyramis® Real Estate	$0-$100 million	0.400%
	> $100 million	0.350%
	> $500 million	0.300%

Portfolio	Assets	Subadvisory Fees
SA Schroders VCP Global Allocation	$0-$250 million	0.380%
	> $250 million	0.360%
	> $500 million	0.320%
	> $1.5 billion	0.300%
SA T. Rowe Price Asset Allocation Growth	< $200 million	0.350%
	Reset at $200 million	0.325%
	> $200 million	0.325%
	Reset at $500 million	0.310%
	> $500 million	0.310%
	Reset at $1 billion	0.285%
	> $1 billion	0.260%
	Reset at $2 billion	0.260%
	> $2 billion	0.260%
SA T. Rowe Price VCP Balanced	< $200 million	0.375%
	Reset at $200 million	0.350%
	> $200 million	0.350%
	Reset at $500 million	0.325%
	> $500 million	0.325%
	Reset at $1 billion	0.300%
	> $1 billion	0.275%
	Reset at $2 billion	0.275%
	> $2 billion	0.275%
SA VCP Dynamic Allocation(2)(5)	$0-$500 million	0.240%
	> $500 million	0.210%
	> $1.5 billion	0.190%
SA VCP Dynamic Strategy(2)(5)	$0-$500 million	0.240%
	> $500 million	0.210%
	> $1.5 billion	0.190%
SA VCP Index Allocation	$0-$500 million	0.075%
	> $500 million	0.050%
SA WellsCap Aggressive Growth	$0-$100 million	0.450%
	> $100 million	0.400%
	> $200 million	0.350%
SA WellsCap Fundamental Growth	$0-$150 million	0.450%
	> $150 million	0.425%
	> $300 million	0.350%

(1)	The Subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for SA Putnam International Growth and Income Portfolio.
(2)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the SA VCP Dynamic Allocation Portfolio, SA VCP Dynamic Strategy Portfolio and VALIC Company I Dynamic Allocation Fund shall be aggregated.
(3)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the VALIC Company II Capital Appreciation Fund shall be aggregated.
(4)	The rate represents the aggregate fee paid to JP Morgan Investment Management Inc. and Massachusetts Financial Services Company.
(5)	The Subadviser has voluntarily agreed, until further notice, to waive a portion of its subadvisory fee in an amount equal to the amount of any advisory fees paid by the Portfolio in connection with its investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc., which is managed by the Subadviser (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Subadviser.

529

(6)	Invesco has voluntarily agreed to waive a portion of its subadvisory fee through April 30, 2018 so that the subadvisory fee rate paid to Invesco is 0.39% on the first $250 million, 0.37% on the next $250 million, 0.35% on the next $500 million and 0.30% on assets over $1 billion.
(7)	The Subadviser has agreed to waive a portion of its subadvisory fee in an amount equal to the amount of its subadvisory fee attributable to the value of shares of the Portfolio beneficially owned by qualified employer-sponsored retirement plans and IRAs (the “Plans”) that are held through separate accounts of AGL and USL under variable insurance contracts sold to the Plans by an affiliated broker-dealer of the Subadviser, who is the broker-dealer of record for such shares (the “JPM Portfolio Waiver”). The JPM Portfolio Waiver may be terminated by either the Subadviser or the Adviser, upon 60 days’ notice to the other party, or by a majority of the trustees of the Trust, on behalf of the Portfolio, on 60 days’ written notice to the Subadviser.

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2018. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 3
SA BlackRock VCP Global Multi Asset	0.91%	1.16%
SA Fixed Income Index	0.34%	0.59%
SA Fixed Income Intermediate Index	0.34%	0.59%
SA Goldman Sachs Multi-Asset Insights	0.81%	1.06%
SA Index Allocation 60/40	0.18%	0.43%
SA Index Allocation 80/20	0.18%	0.43%
SA Index Allocation 90/10	0.18%	0.43%
SA International Index	0.52%	0.77%
SA Invesco VCP Equity-Income	N/A	1.23%
SA Legg Mason Tactical Opportunities	0.81%	1.06%
SA Mid Cap Index	0.40%	0.65%
SA PIMCO VCP Tactical Balanced	N/A	1.16%
SA Schroders VCP Global Allocation	0.90%	1.15%
SA Small Cap Index	0.45%	0.70%
SA T. Rowe Price Asset Allocation Growth	0.81%	1.06%
SA T. Rowe Price VCP Balanced	0.90%	1.15%
SA VCP Index Allocation	0.28%	0.53%

Further, for certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the percentages of the Portfolios’ average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. Effective May 1, 2016, the voluntary expense cap for Ultra Short Bond was eliminated.

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

For the period ended January 31, 2018, pursuant to the voluntary and contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
SA BlackRock VCP Global Multi Asset	$18,288
SA DFA Ultra Short Bond	—
SA Fixed Income Index	115,709
SA Fixed Income Intermediate Index	63,445
SA Goldman Sachs Multi-Asset Insights	72,828
SA Index Allocation 60/40	99,943
SA Index Allocation 80/20	89,064
SA Index Allocation 90/10	61,659
SA International Index	212,253

530

Portfolio	Amount
SA Legg Mason Tactical Opportunities	$115,372
SA Mid Cap Index	61,477
SA PIMCO VCP Tactical Balanced	—
SA Schroders VCP Global Allocation	80,210
SA Small Cap Index	194,968
SA T. Rowe Price Asset Allocation Growth	103,392
SA T. Rowe Price VCP Balanced	—
SA VCP Index Allocation	73,014

For the period ended January 31, 2018, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2018	January 31, 2019	January 31, 2020
SA BlackRock VCP Global Multi Asset	$49,152	$270,753	$18,289
SA DFA Ultra Short Bond	—	71,968	—
SA Fixed Income Index	16,101	—	99,608
SA Fixed Income Intermediate Index	—	—	63,445
SA Goldman Sachs Multi-Asset Insights	—	—	72,828
SA Index Allocation 60/40	43,128	—	56,815
SA Index Allocation 80/20	45,466	—	43,598
SA Index Allocation 90/10	55,979	—	5,680
SA International Index	63,535	—	148,718
SA Legg Mason Tactical Opportunities	—	—	115,372
SA Mid Cap Index	41,191	—	20,286
SA PIMCO VCP Tactical Balanced	11,511	—	—
SA Schroders VCP Global Allocation	83,003	113,943	80,210
SA Small Cap Index	61,578		133,390
SA T. Rowe Price Asset Allocation Growth	—	—	103,392
SA T. Rowe Price VCP Balanced	415,740	—	—
SA VCP Index Allocation	—	—	73,014

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the period ended January 31, 2018, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the period ended January 31, 2018, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On October 12, 2017, the SA Legg Mason Tactical Opportunities Portfolio purchased $29,000 par value of American International Group, Inc. 3.75%, due 07/10/2025 Bonds. The Portfolio is prohibited from acquiring securities issued by American International Group, Inc., which is an affiliate of SAAMCo. On October 17, 2017, $29,000 par value of the bond was sold to correct this error, resulting in a loss of $6 to the Portfolio, which was reimbursed by QS Investors, LLC, the subadviser to the Portfolio.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the period ended January 31, 2018, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

531

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended January 31, 2018 were as follows:

	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA AB Growth	$276,120,466	$318,137,872	$—	$—
SA AB Small & Mid Cap Value	195,974,675	281,824,807	—	—
SA BlackRock VCP Global Multi Asset	731,366,611	664,985,549	—	—
SA Boston Company Capital Growth	247,829,740	224,503,986	—	—
SA Columbia Technology	38,299,413	39,993,762	—	—
SA DFA Ultra Short Bond	374,015,664	481,101,034	128,381,656	135,504,172
SA Dogs of Wall Street	202,742,744	246,385,453	—	—
SA Federated Corporate Bond	301,311,501	264,110,191	—	—
SA Fixed Income Index	135,908,249	14,904,092	218,046,151	39,460,436
SA Fixed Income Intermediate Index	87,896,537	—	164,006,938	17,640,797
SA Franklin Foreign Value	167,647,944	367,960,892	—	—
SA Franklin Small Company Value	114,701,760	224,165,985	—	—
SA Goldman Sachs Global Bond	341,291,807	390,282,102	184,149,715	202,965,896
SA Goldman Sachs Multi-Asset Insights	6,481,805	2,142,383	—	—
SA Index Allocation 60/40	38,451,077	5,673,080	—	—
SA Index Allocation 80/20	80,714,632	8,151,930	—	—
SA Index Allocation 90/10	217,643,868	16,589,655	—	—
SA International Index	362,366,985	42,793,962	—	—
SA Invesco Growth Opportunities	105,122,410	149,894,966	—	—
SA Invesco VCP Equity-Income	476,076,172	258,263,206	1,748,547,248	1,705,319,473
SA Janus Focused Growth	145,294,017	142,897,777	—	—
SA JPMorgan Balanced	179,024,509	187,803,415	80,015,257	69,957,765
SA JPMorgan Emerging Markets	166,849,557	234,822,815	—	—
SA JPMorgan Equity-Income	158,089,647	306,136,849	—	—
SA JPMorgan Global Equities	480,192,450	583,746,609	—	—
SA JPMorgan MFS Core Bond	410,432,100	398,013,004	199,840,392	209,833,582
SA JPMorgan Mid-Cap Growth	163,389,425	222,474,612	—	—
SA Large Cap Index	348,228,486	292,801,644	—	—
SA Legg Mason BW Large Cap Value	688,175,547	884,038,418	—	—
SA Legg Mason Tactical Opportunities	11,678,857	512,782	1,876,097	43,434
SA MFS Blue Chip Growth	398,907,407	380,585,672	—	—
SA MFS Massachusetts Investors Trust	157,245,413	283,980,587	—	—
SA MFS Telecom Utility	13,246,244	17,019,177	—	—
SA MFS Total Return	119,733,643	155,485,112	43,606,737	42,391,226
SA Mid Cap Index	189,876,862	31,395,379	—	—
SA Morgan Stanley International Equities	185,951,807	164,852,422	—	—
SA Oppenheimer Main Street Large Cap	182,147,847	182,680,192	—	—
SA PIMCO VCP Tactical Balanced	73,690,319	36,775,416	3,506,035,096	3,289,317,731
SA PineBridge High Yield Bond	386,848,279	502,064,496	—	—
SA Putnam International Growth and Income	44,220,698	118,972,815	—	—
SA Pyramis® Real Estate	162,123,732	268,837,519	—	—
SA Schroders VCP Global Allocation	514,484,296	375,536,711	28,252,779	20,938,988
SA Small Cap Index	170,296,797	16,788,189	—	—
SA T. Rowe Price Asset Allocation Growth	18,190,153	1,105,707	3,212,644	731,179
SA T. Rowe Price VCP Balanced	517,283,795	259,498,608	293,365,076	174,859,439
SA VCP Dynamic Allocation	1,272,436,391	1,956,332,915	799,458,669	762,995,073
SA VCP Dynamic Strategy	803,363,990	1,191,181,437	455,527,924	437,223,088
SA VCP Index Allocation	18,553,508	250,510	—	—
SA WellsCap Aggressive Growth	71,877,386	82,541,239	—	—
SA WellsCap Fundamental Growth	72,205,662	102,771,457	—	—

532

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA AB Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,090,577	$46,921,818	138,395	$5,310,551	27,823	$1,193,067	19,002	$753,665
Reinvested dividends	719,148	30,643,386	1,290,437	47,353,124	34,713	1,471,380	69,896	2,555,593
Shares redeemed	(1,119,929)	(48,153,620)	(1,130,609)	(43,656,740)	(89,108)	(3,801,622)	(97,387)	(3,753,157)

Net increase (decrease)	689,796	$29,411,584	298,223	$9,006,935	(26,572)	$(1,137,175)	(8,489)	$(443,899)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	189,264	$8,058,401	334,989	$12,796,900
Reinvested dividends	211,649	8,878,166	429,289	15,561,208
Shares redeemed	(697,058)	(29,512,318)	(750,215)	(28,745,156)

Net increase (decrease)	(296,145)	$(12,575,751)	14,063	$(387,048)

	SA AB Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,763	$52,733	65,522	$1,037,200	23,118	$442,356	45,237	$797,782
Reinvested dividends	451,061	8,292,307	331,253	5,579,724	70,721	1,299,007	44,148	743,115
Shares redeemed	(1,353,471)	(26,160,831)	(960,471)	(16,625,164)	(135,205)	(2,586,637)	(192,642)	(3,369,489)

Net increase (decrease)	(899,647)	$(17,815,791)	(563,696)	$(10,008,240)	(41,366)	$(845,274)	(103,257)	$(1,828,592)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	1,840,233	$34,969,861	1,280,737	$21,907,455
Reinvested dividends	2,577,337	46,985,841	1,490,403	24,921,975
Shares redeemed	(4,860,898)	(92,725,752)	(6,614,100)	(114,958,265)

Net increase (decrease)	(443,328)	$(10,770,050)	(3,842,960)	$(68,128,835)

	SA BlackRock VCP Global Multi Asset Portfolio
	Class 1				Class 3
	For the year ended January 31, 2018		For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	522	$6,230	9,371	$100,000	18,474,914	$205,195,325	45,557,896	$478,479,303
Reinvested dividends	38	438	88	918	211,832	2,428,070	361,000	3,760,307
Shares redeemed	—	—	—	—	(1,810,605)	(20,453,995)	(1,225,441)	(12,940,783)

Net increase (decrease)	560	$6,668	9,459	$100,918	16,876,141	$187,169,400	44,693,455	$469,298,827

*	Commencement of operations

533

	SA Boston Company Capital Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,398,213	$66,396,334	9,399,019	$128,850,071	64	$1,002	4,259	$57,852
Reinvested dividends	241,290	3,868,730	83,868	1,161,120	1,204	19,036	536	7,320
Shares redeemed	(1,705,725)	(27,520,398)	(1,083,742)	(14,975,752)	(23,982)	(376,782)	(15,621)	(206,672)

Net increase (decrease)	2,933,778	$42,744,666	8,399,145	$115,035,439	(22,714)	$(356,744)	(10,826)	$(141,500)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	136,087	$2,057,133	741,319	$9,884,553
Reinvested dividends	37,913	593,445	15,183	205,377
Shares redeemed	(751,543)	(11,688,944)	(477,495)	(6,335,686)

Net increase (decrease)	(577,543)	$(9,038,366)	279,007	$3,754,244

	SA Columbia Technology Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	257,893	$1,813,695	165,070	$914,403	40,103	$274,357	50,092	$272,759
Reinvested dividends	257,781	1,816,239	—	—	85,314	585,427	—	—
Shares redeemed	(334,303)	(2,397,034)	(505,175)	(2,667,005)	(72,696)	(511,948)	(127,314)	(674,718)

Net increase (decrease)	181,371	$1,232,900	(340,105)	$(1,752,602)	52,721	$347,836	(77,222)	$(401,959)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	1,749,474	$11,939,643	1,494,303	$7,730,864
Reinvested dividends	963,647	6,501,119	—	—
Shares redeemed	(2,051,425)	(14,088,799)	(2,405,630)	(12,387,145)

Net increase (decrease)	661,696	$4,351,963	(911,327)	$(4,656,281)

	SA DFA Ultra Short Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,226,247	$76,271,852	30,159,111	$317,585,760	542,775	$5,665,598	828,440	$8,625,368
Reinvested dividends	65,480	692,074	—	—	1,752	18,300	—	—
Shares redeemed	(15,809,077)	(167,467,394)	(7,292,736)	(76,821,004)	(707,714)	(7,386,121)	(1,239,211)	(12,901,335)

Net increase (decrease)	(8,517,350)	$(90,503,468)	22,866,375	$240,764,756	(163,187)	$(1,702,223)	(410,771)	$(4,275,967)

	SA DFA Ultra Short Bond Portfolio
	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	7,682,677	$79,481,268	13,899,526	$143,608,643
Reinvested dividends	5,356	55,484	—	—
Shares redeemed	(10,192,367)	(105,446,357)	(18,572,347)	(191,889,146)

Net increase (decrease)	(2,504,334)	$(25,909,605)	(4,672,821)	$(48,280,503)

534

	SA Dogs of Wall Street Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	64,771	$926,543	435,948	$5,842,551	15,182	$212,402	71,626	$977,074
Reinvested dividends	1,454,752	20,012,779	1,055,679	13,896,331	52,985	727,814	38,749	509,462
Shares redeemed	(2,465,107)	(35,164,352)	(3,008,128)	(40,100,385)	(95,894)	(1,368,197)	(109,405)	(1,475,598)

Net increase (decrease)	(945,584)	$(14,225,030)	(1,516,501)	$(20,361,503)	(27,727)	$(427,981)	970	$10,938

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	1,163,036	$16,445,520	2,533,919	$33,958,292
Reinvested dividends	1,254,577	17,109,793	813,298	10,628,817
Shares redeemed	(2,378,078)	(33,956,261)	(1,792,601)	(23,973,783)

Net increase (decrease)	39,535	$(400,948)	1,554,616	$20,613,326

	SA Federated Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,533,882	$76,895,036	1,026,169	$13,519,113	123,891	$1,680,584	157,274	$2,156,257
Reinvested dividends	2,547,559	34,180,829	2,687,739	36,107,209	75,931	1,018,486	82,518	1,108,181
Shares redeemed	(10,039,781)	(137,453,721)	(25,111,612)	(338,312,882)	(373,866)	(5,119,471)	(365,512)	(4,935,152)

Net increase (decrease)	(1,958,340)	$(26,377,856)	(21,397,704)	$(288,686,560)	(174,044)	$(2,420,401)	(125,720)	$(1,670,714)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	7,198,179	$97,797,913	8,760,764	$117,468,189
Reinvested dividends	3,210,536	42,810,070	2,779,179	37,130,919
Shares redeemed	(9,112,120)	(123,831,136)	(9,394,662)	(125,754,854)

Net increase (decrease)	1,296,595	$16,776,847	2,145,281	$28,844,254

	SA Fixed Income Index Portfolio
	Class 1		Class 3
	For the period February 6, 2017* to January 31, 2018		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	35,742,561	$359,073,313	181,185	$1,847,472
Reinvested dividends	—	—	—	—
Shares redeemed	(5,869,970)	(59,936,198)	(35,511)	(361,391)

Net increase (decrease)	29,872,591	$299,137,115	145,674	$1,486,081

*	Commencement of operations

535

	SA Fixed Income Intermediate Index Portfolio
	Class 1		Class 3
	For the period October 6, 2017* to January 31, 2018		For the period October 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	24,758,382	$247,447,701	148,925	$1,479,535
Reinvested dividends	—	—	—	—
Shares redeemed	(618,024)	(6,149,003)	(5,624)	(55,480)

Net increase (decrease)	24,140,358	$241,298,698	143,301	$1,424,055

	SA Franklin Foreign Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	22,506	$369,479	2,361,990	$32,601,507	11,574	$194,011	20,345	$288,514
Reinvested dividends	776,890	12,933,643	1,484,181	20,909,036	20,134	335,261	34,959	492,654
Shares redeemed	(8,105,922)	(125,407,333)	(12,466,608)	(176,172,767)	(136,250)	(2,204,169)	(198,769)	(2,825,339)

Net increase (decrease)	(7,306,526)	$(112,104,211)	(8,620,437)	$(122,662,224)	(104,542)	$(1,674,897)	(143,465)	$(2,044,171)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	797,938	$12,944,431	3,168,640	$44,125,624
Reinvested dividends	793,186	13,171,778	1,385,656	19,479,770
Shares redeemed	(6,198,466)	(99,699,829)	(5,028,325)	(70,996,128)

Net increase (decrease)	(4,607,342)	$(73,583,620)	(474,029)	$(7,390,734)

	SA Franklin Small Company Value Portfolio
	Class 1				Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	249,793	$5,985,481	118,319	$2,581,564	748,247	$18,243,128	526,997	$12,387,100
Reinvested dividends	782,148	17,737,563	1,141,068	25,581,438	1,244,305	27,969,253	1,088,344	24,217,418
Shares redeemed	(3,368,031)	(83,190,714)	(4,307,098)	(98,708,714)	(1,762,095)	(42,630,148)	(2,561,320)	(59,574,297)

Net increase (decrease)	(2,336,090)	$(59,467,670)	(3,047,711)	$(70,545,712)	230,457	$3,582,233	(945,979)	$(22,969,779)

	SA Goldman Sachs Global Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,131,736	$12,861,871	4,319,906	$49,479,286	66,891	$741,161	47,385	$527,298
Reinvested dividends	330,990	3,651,779	69,140	808,388	15,764	172,439	770	8,931
Shares redeemed	(6,132,646)	(67,661,523)	(8,744,672)	(96,284,424)	(120,970)	(1,347,173)	(138,097)	(1,554,015)

Net increase (decrease)	(4,669,920)	$(51,147,873)	(4,355,626)	$(45,996,750)	(38,315)	$(433,573)	(89,942)	$(1,017,786)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	3,918,344	$43,156,113	7,416,215	$82,192,080
Reinvested dividends	793,750	8,599,560	17,823	204,822
Shares redeemed	(4,323,282)	(47,539,658)	(4,244,629)	(47,105,397)

Net increase (decrease)	388,812	$4,216,015	3,189,409	$35,291,505

*	Commencement of operations

536

	SA Goldman Sachs Multi-Asset Insights Portfolio
	Class 1		Class 3
	For the period October 6, 2017* to January 31, 2018		For the period October 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	10,162	$101,710	1,094,365	$10,969,984
Reinvested dividends	60	610	5,767	58,997
Shares redeemed	—	—	(1,322)	(13,538)

Net increase (decrease)	10,222	$102,320	1,098,810	$11,015,443

	SA Index Allocation 60/40 Portfolio
	Class 1		Class 3
	For the period February 6, 2017* to January 31, 2018		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	13,282	$136,291	3,223,377	$34,384,213
Reinvested dividends	216	2,366	35,173	385,814
Shares redeemed	(8)	(87)	(162,269)	(1,724,841)

Net increase (decrease)	13,490	$138,570	3,096,281	$33,045,186

	SA Index Allocation 80/20 Portfolio
	Class 1		Class 3
	For the period February 6, 2017* to January 31, 2018		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	10,000	$100,001	6,781,903	$73,380,951
Reinvested dividends	172	1,940	93,834	1,057,680
Shares redeemed	—	—	(76,641)	(840,667)

Net increase (decrease)	10,172	$101,941	6,799,096	$73,597,964

	SA Index Allocation 90/10 Portfolio
	Class 1		class 3
	For the period February 6, 2017* to January 31, 2018		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	52,235	$573,463	18,559,060	$203,544,057
Reinvested dividends	190	2,176	264,216	3,018,159
Shares redeemed	(29,995)	(340,190)	(221,442)	(2,468,435)

Net increase (decrease)	22,430	$235,449	18,601,834	204,093,781

	SA International Index Portfolio
	Class 1		Class 3
	For the period February 6, 2017* to January 31, 2018		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	33,269,295	$344,384,681	36,897	$417,436
Reinvested dividends	707,884	8,136,302	460	5,286
Shares redeemed	(1,874,014)	(20,918,003)	(4,192)	(50,749)

Net increase (decrease)	32,103,165	$331,602,980	33,165	$371,973

*	Commencement of operations

537

	SA Invesco Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	812,062	$7,108,615	209,454	$1,529,742	26,921	$226,281	11,222	$83,163
Reinvested dividends	424,897	3,757,883	1,121,274	8,357,886	11,850	100,847	34,655	249,280
Shares redeemed	(1,896,785)	(16,588,182)	(1,630,203)	(12,506,050)	(96,367)	(818,001)	(81,487)	(606,971)

Net increase (decrease)	(659,826)	$(5,721,684)	(299,475)	$(2,618,422)	(57,596)	$(490,873)	(35,610)	$(274,528)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	582,455	$4,744,095	1,513,297	$10,805,463
Reinvested dividends	699,149	5,812,279	2,025,769	14,262,011
Shares redeemed	(4,452,924)	(36,334,443)	(3,495,818)	(25,139,239)

Net increase (decrease)	(3,171,320)	$(25,778,069)	43,248	$(71,765)

	SA Invesco VCP Equity-Income Portfolio
	Class 1				Class 3
	For the year ended January 31, 2018		For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	121	$1,710	8,549	$100,000	22,563,219	$292,092,659	33,275,039	$387,210,964
Reinvested dividends	76	1,009	—	—	920,030	12,211,891	529,668	6,198,631
Shares redeemed	—	—	—	—	(3,717,876)	(49,279,425)	(5,570,001)	(67,681,180)

Net increase (decrease)	197	$2,719	8,549	$100,000	19,765,373	$255,025,125	28,234,706	$325,728,415

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,910,903	$50,689,574	117,401	$1,376,474	11,951	$161,872	17,462	$197,159
Reinvested dividends	1,016,884	13,381,605	969,449	11,011,715	54,789	706,080	76,746	856,434
Shares redeemed	(1,579,674)	(21,790,709)	(1,233,581)	(14,286,237)	(130,608)	(1,690,427)	(211,535)	(2,494,093)

Net increase (decrease)	3,348,113	$42,280,470	(146,731)	$(1,898,048)	(63,868)	$(822,475)	(117,327)	$(1,440,500)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	431,884	$5,489,615	1,105,589	$12,596,339
Reinvested dividends	812,258	10,307,401	1,100,377	12,118,668
Shares redeemed	(2,369,777)	(30,274,739)	(1,891,119)	(21,672,227)

Net increase (decrease)	(1,125,635)	$(14,477,723)	314,847	$3,042,780

*	Commencement of operations

538

	SA JPMorgan Balanced Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	168,642	$3,397,287	236,590	$4,514,075	125,246	$2,540,804	98,115	$1,862,167
Reinvested dividends	259,653	5,115,767	260,129	4,817,161	36,945	726,733	33,099	612,194
Shares redeemed	(590,875)	(11,879,716)	(646,842)	(12,293,493)	(116,413)	(2,351,227)	(107,920)	(2,052,849)

Net increase (decrease)	(162,580)	$(3,366,662)	(150,123)	$(2,962,257)	45,778	$916,310	23,294	$421,512

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	2,751,119	$54,930,532	1,198,323	$22,697,632
Reinvested dividends	496,009	9,721,322	425,084	7,837,927
Shares redeemed	(2,345,723)	(46,770,023)	(1,213,313)	(22,979,717)

Net increase (decrease)	901,405	$17,881,831	410,094	$7,555,842

	SA JPMorgan Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	962,547	$8,028,404	4,536,896	$28,763,956	26,667	$228,047	40,532	$275,439
Reinvested dividends	366,647	3,299,274	472,253	3,301,199	8,020	71,832	9,307	64,803
Shares redeemed	(5,202,277)	(44,128,137)	(22,297,886)	(149,444,062)	(106,306)	(894,127)	(149,868)	(997,866)

Net increase (decrease)	(3,873,083)	$(32,800,459)	(17,288,737)	$(117,378,907)	(71,619)	$(594,248)	(100,029)	$(657,624)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	1,313,375	$10,927,535	2,012,172	$13,084,489
Reinvested dividends	287,690	2,556,536	334,537	2,312,110
Shares redeemed	(5,461,882)	(45,189,046)	(4,242,984)	(27,468,276)

Net increase (decrease)	(3,860,817)	$(31,704,975)	(1,896,275)	(12,071,677)

	SA JPMorgan Equity-Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,498,698	$52,179,386	3,756,661	$116,590,211	6,360	$224,591	6,403	$204,105
Reinvested dividends	1,820,284	62,700,614	1,568,224	48,013,668	21,157	728,192	17,859	546,438
Shares redeemed	(5,371,017)	(185,916,090)	(4,614,034)	(144,797,715)	(53,393)	(1,865,038)	(56,850)	(1,782,723)

Net increase (decrease)	(2,052,035)	$(71,036,090)	710,851	$19,806,164	(25,876)	$(912,255)	(32,588)	$(1,032,180)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	368,535	$12,634,117	754,001	$23,513,435
Reinvested dividends	477,852	16,377,301	356,773	10,877,568
Shares redeemed	(1,058,473)	(36,770,500)	(1,082,348)	(33,963,552)

Net increase (decrease)	(212,086)	$(7,759,082)	28,426	$427,451

539

	SA JPMorgan Global Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	64,160	$1,425,700	391,028	$6,855,505	4,019	$86,607	8,095	$146,983
Reinvested dividends	399,322	8,941,782	405,915	7,514,271	3,288	73,484	2,897	53,529
Shares redeemed	(4,958,712)	(105,598,519)	(4,791,066)	(89,197,110)	(32,002)	(689,124)	(48,205)	(881,057)

Net increase (decrease)	(4,495,230)	$(95,231,037)	(3,994,123)	$(74,827,334)	(24,695)	$(529,033)	(37,213)	$(680,545)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	149,097	$3,213,845	188,398	$3,410,796
Reinvested dividends	26,308	585,059	21,841	401,782
Shares redeemed	(361,362)	(7,774,984)	(359,729)	(6,528,954)

Net increase (decrease)	(185,957)	$(3,976,080)	(149,490)	$(2,716,376)

	SA JPMorgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,769,597	$115,537,707	3,999,709	$35,871,321	123,371	$1,102,016	102,466	$913,887
Reinvested dividends	2,506,624	22,317,964	2,186,847	19,743,843	22,620	200,747	19,173	172,550
Shares redeemed	(15,209,219)	(135,831,838)	(18,106,837)	(162,303,190)	(250,733)	(2,239,221)	(255,882)	(2,293,508)

Net increase (decrease)	67,002	$2,023,833	(11,920,281)	$(106,688,026)	(104,742)	$(936,458)	(134,243)	$(1,207,071)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	13,663,137	$121,526,651	13,019,931	$115,562,496
Reinvested dividends	2,401,042	21,171,667	1,754,557	15,696,762
Shares redeemed	(14,468,814)	(128,652,961)	(12,689,853)	(112,739,058)

Net increase (decrease)	1,595,365	$14,045,357	2,084,635	$18,520,200

	SA JPMorgan Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,699,625	$29,138,537	253,901	$3,888,897	37,412	$619,394	35,884	$551,280
Reinvested dividends	610,525	10,899,038	1,482,359	22,287,126	47,877	827,541	118,489	1,730,692
Shares redeemed	(3,638,950)	(63,631,589)	(4,747,976)	(77,367,628)	(159,916)	(2,703,689)	(206,077)	(3,205,866)

Net increase (decrease)	(1,328,800)	$(23,594,014)	(3,011,716)	$(51,191,605)	(74,627)	$(1,256,754)	(51,704)	$(923,894)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	727,160	$11,923,003	1,013,397	$15,375,766
Reinvested dividends	509,845	8,639,096	1,217,041	17,464,689
Shares redeemed	(2,110,476)	(35,123,115)	(1,396,900)	(21,214,351)

Net increase (decrease)	(873,471)	$(14,561,016)	833,538	$11,626,104

540

	SA Large Cap Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the period October 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,189,143	$343,548,115	13,758,106	$251,639,260	286,248	$6,415,634
Reinvested dividends	2,425,628	51,229,133	2,116,072	38,441,324	—	—
Shares redeemed	(15,570,274)	(329,142,200)	(7,231,779)	(132,397,941)	(3,950)	(93,027)

Net increase (decrease)	3,044,497	$65,635,048	8,642,399	$157,682,643	282,298	$6,322,607

	SA Legg Mason BW Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,808,302	$86,138,058	7,966,793	$191,729,965	31,376	$681,354	28,565	$637,337
Reinvested dividends	2,118,022	45,866,937	12,486,508	227,091,481	118,913	2,576,062	736,079	13,393,316
Shares redeemed	(9,925,780)	(213,810,867)	(5,607,803)	(122,271,459)	(494,202)	(10,605,601)	(507,819)	(10,976,217)

Net increase (decrease)	(3,999,456)	$(81,805,872)	14,845,498	$296,549,987	(343,913)	$(7,348,185)	256,825	$3,054,436

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	530,056	$11,157,688	567,753	$11,954,571
Reinvested dividends	1,266,376	27,293,060	7,603,400	137,702,824
Shares redeemed	(4,443,432)	(95,348,989)	(4,345,964)	(91,666,338)

Net increase (decrease)	(2,647,000)	$(56,898,241)	3,825,189	$57,991,057

	SA Legg Mason Tactical Opportunities Portfolio
	Class 1		Class 3
	For the period October 6, 2017* to January 31, 2018		For the period October 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	12,478	$125,563	1,358,730	$13,684,699
Reinvested dividends	45	459	3,880	39,865
Shares redeemed	(3)	(27)	(2,758)	(29,289)

Net increase (decrease)	12,520	$125,995	1,359,852	$13,695,275

	SA MFS Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,748,525	$85,229,705	1,672,891	$16,275,752	11,679	$134,753	9,259	$97,963
Reinvested dividends	1,018,262	12,678,251	1,367,144	14,282,825	7,307	90,690	11,134	115,974
Shares redeemed	(4,166,912)	(52,826,543)	(5,164,236)	(54,459,399)	(51,163)	(627,190)	(72,090)	(751,991)

Net increase (decrease)	3,599,875	$45,081,413	(2,124,201)	$(23,900,822)	(32,177)	$(401,747)	(51,697)	$(538,054)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	789,943	$9,535,700	1,461,413	$15,145,735
Reinvested dividends	262,327	3,235,734	376,940	3,904,422
Shares redeemed	(2,097,077)	(25,447,737)	(1,439,305)	(14,879,014)

Net increase (decrease)	(1,044,807)	$(12,676,303)	399,048	$4,171,143

*	Commencement of operations

541

	SA MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	405,713	$9,374,999	400,543	$8,035,216	22,164	$527,655	48,796	$959,426
Reinvested dividends	1,124,642	26,047,381	3,277,465	64,498,979	13,567	314,470	41,181	811,176
Shares redeemed	(3,645,979)	(84,399,798)	(3,465,257)	(72,156,947)	(81,131)	(1,871,955)	(117,458)	(2,442,086)

Net increase (decrease)	(2,115,624)	$(48,977,418)	212,751	$377,248	(45,400)	$(1,029,830)	(27,481)	$(671,484)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	406,562	$9,166,476	886,037	$18,053,026
Reinvested dividends	591,078	13,636,070	1,819,908	35,693,832
Shares redeemed	(3,243,911)	(74,135,117)	(2,105,899)	(43,125,885)

Net increase (decrease)	(2,246,271)	$(51,332,571)	600,046	$10,620,973

	SA MFS Telecom Utility Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,905	$274,090	60,268	$856,411	5,145	$79,071	16,439	$237,313
Reinvested dividends	38,089	578,060	56,409	805,571	3,953	60,146	6,595	94,400
Shares redeemed	(175,632)	(2,654,165)	(230,708)	(3,270,637)	(20,922)	(319,443)	(43,916)	(618,247)

Net increase (decrease)	(119,638)	$(1,802,015)	(114,031)	$(1,608,655)	(11,824)	$(180,226)	(20,882)	$(286,534)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	177,769	$2,663,016	13,758,106	$251,639,260
Reinvested dividends	59,140	895,348	2,116,072	38,441,324
Shares redeemed	(439,659)	(6,546,453)	(7,231,779)	(132,397,941)

Net increase (decrease)	(202,750)	$(2,988,089)	8,642,399	$157,682,643

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	194,926	$3,817,528	149,787	$2,868,559	29,121	$563,978	18,091	$352,106
Reinvested dividends	779,215	14,859,373	856,649	15,885,500	116,665	2,226,809	130,575	2,423,449
Shares redeemed	(1,458,169)	(28,798,988)	(1,633,639)	(31,290,788)	(245,700)	(4,830,813)	(290,461)	(5,620,476)

Net increase (decrease)	(484,028)	$(10,122,087)	(627,203)	$(12,536,729)	(99,914)	$(2,040,026)	(141,795)	$(2,844,921)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	1,551,761	$30,540,953	1,530,103	$29,156,535
Reinvested dividends	1,292,805	24,608,435	1,291,973	23,926,289
Shares redeemed	(2,535,464)	(49,762,297)	(2,589,586)	(49,473,379)

Net increase (decrease)	309,102	$5,387,091	232,490	$3,609,445

542

	SA Mid Cap Index Portfolio
	Class 1		Class 3
	For the period February 6, 2017* to January 31, 2018		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	16,170,743	$166,158,755	43,851	$484,967
Reinvested dividends	223,479	2,508,215	333	3,742
Shares redeemed	(1,191,102)	(12,609,561)	(13,058)	(149,742)

Net increase (decrease)	15,203,120	$156,057,409	31,126	$338,967

	SA Morgan Stanley International Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,986,111	$84,995,678	8,482,756	$75,606,654	66,006	$670,325	49,049	$433,874
Reinvested dividends	389,344	4,130,347	434,699	3,956,000	11,088	117,165	13,627	123,548
Shares redeemed	(4,874,148)	(47,840,291)	(2,800,977)	(24,879,429)	(224,350)	(2,284,785)	(296,562)	(2,629,624)

Net increase (decrease)	3,501,307	$41,285,734	6,116,478	$54,683,225	(147,256)	$(1,497,295)	(233,886)	$(2,072,202)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	699,226	$7,135,117	2,187,845	$19,287,662
Reinvested dividends	138,741	1,463,267	158,813	1,437,566
Shares redeemed	(3,123,541)	(31,782,796)	(2,588,714)	(22,782,483)

Net increase (decrease)	(2,285,574)	$(23,184,412)	(242,056)	$(2,057,255)

	SA Oppenheimer Main Street Large Cap Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,532,584	$34,578,279	2,650,933	$50,513,058	2,581	$58,519	7,298	$142,446
Reinvested dividends	532,603	11,800,747	598,619	11,524,254	6,278	139,093	9,654	185,809
Shares redeemed	(1,323,055)	(29,289,387)	(1,230,778)	(24,084,310)	(53,979)	(1,194,132)	(77,459)	(1,516,510)

Net increase (decrease)	742,132	$17,089,639	2,018,774	$37,953,002	(45,120)	$(996,520)	(60,507)	$(1,188,255)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	262,201	$5,740,749	674,138	$13,098,490
Reinvested dividends	146,500	3,233,758	174,042	3,340,239
Shares redeemed	(609,020)	(13,403,847)	(595,827)	(11,553,560)

Net increase (decrease)	(200,319)	$(4,429,340)	252,353	$4,885,169

	SA PIMCO VCP Tactical Balanced Portfolio
	Class 1				Class 3
	For the year ended January 31, 2018		For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	9,022	$100,000	10,642,018	$126,094,500	39,407,004	$424,731,417
Reinvested dividends	475	5,673	—	—	5,317,577	63,395,993	—	—
Shares redeemed	—	—	—	—	(3,827,464)	(46,500,163)	(1,276,951)	(13,746,073)

Net increase (decrease)	475	$5,673	9,022	$100,000	12,132,131	$142,990,330	38,130,053	$410,985,344

*	Commencement of operations

543

	SA PineBridge High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,659,795	$15,731,221	21,668,914	$123,451,416	168,803	$1,017,574	394,626	$2,178,702
Reinvested dividends	2,877,318	16,545,044	3,381,099	18,791,932	154,346	887,189	123,858	688,200
Shares redeemed	(23,208,026)	(138,394,063)	(34,883,382)	(196,929,415)	(426,438)	(2,534,100)	(799,513)	(4,525,033)

Net increase (decrease)	(17,670,913)	$(106,117,798)	(9,833,369)	$(54,686,067)	(103,289)	$(629,337)	(281,029)	$(1,658,131)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	4,222,421	$24,915,888	17,829,808	$99,501,468
Reinvested dividends	2,747,894	15,705,790	2,078,222	11,487,404
Shares redeemed	(7,398,595)	(43,651,762)	(25,931,439)	(147,233,062)

Net increase (decrease)	(428,280)	$(3,030,084)	(6,023,409)	$(36,244,190)

	SA Putnam International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,446,799	$15,697,120	1,338,971	$11,865,291	27,191	$305,902	39,312	$354,007
Reinvested dividends	264,273	2,888,400	395,004	3,595,685	7,239	79,535	10,725	98,156
Shares redeemed	(6,634,023)	(68,400,605)	(3,170,576)	(28,820,542)	(108,232)	(1,151,641)	(114,531)	(1,032,108)

Net increase (decrease)	(4,922,951)	$(49,815,085)	(1,436,601)	$(13,359,566)	(73,802)	$(766,204)	(64,494)	$(579,945)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	330,135	$3,536,345	1,324,009	$11,785,787
Reinvested dividends	156,866	1,719,144	246,780	2,252,932
Shares redeemed	(3,262,246)	(34,267,107)	(2,765,452)	(24,845,379)

Net increase (decrease)	(2,775,245)	$(29,011,618)	(1,194,663)	$(10,806,660)

	SA Pyramis® Real Estate Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,274,031	$19,690,343	2,882,243	$48,985,933	15,088	$213,158	30,004	$478,646
Reinvested dividends	1,383,932	18,085,906	886,611	13,727,840	70,328	916,907	32,421	500,874
Shares redeemed	(7,891,973)	(117,815,199)	(5,636,836)	(88,156,132)	(101,982)	(1,509,230)	(106,432)	(1,645,487)

Net increase (decrease)	(5,234,010)	$(80,038,950)	(1,867,982)	$(25,442,359)	(16,566)	$(379,165)	(44,007)	$(665,967)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	1,375,203	$20,176,671	2,905,769	$45,241,924
Reinvested dividends	2,687,065	34,796,953	967,017	14,859,860
Shares redeemed	(2,663,540)	(38,987,223)	(4,578,782)	(74,054,101)

Net increase (decrease)	1,398,728	$15,986,401	(705,996)	$(13,952,317)

544

	SA Schroders VCP Global Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2018		For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,606	$164,754	9,214	$100,000	13,937,755	$158,702,710	36,938,542	$395,102,324
Reinvested dividends	102	1,195	130	1,404	526,966	6,187,420	454,574	4,918,907
Shares redeemed	(13,606)	(167,886)	—	—	(1,578,318)	(18,466,311)	(1,240,380)	(13,237,297)

Net increase (decrease)	102	$(1,937)	9,344	$101,404	12,886,403	$146,423,819	36,152,736	$386,783,934

	SA Small Cap Index Portfolio
	Class 1		Class 3
	For the period February 6, 2017* to January 31, 2018		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	15,398,975	$161,527,623	35,483	$392,703
Reinvested dividends	177,074	2,024,545	167	1,908
Shares redeemed	(1,000,309)	(10,796,927)	(6,871)	(79,978)

Net increase (decrease)	14,575,740	$152,755,241	28,779	$314,633

	SA T. Rowe Price Asset Allocation Growth Portfolio
	Class 1		Class 3
	For the period October 6, 2017* to January 31, 2018		For the period October 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	10,322	$103,422	1,948,651	$19,863,023
Reinvested dividends	34	347	4,006	41,222
Shares redeemed	—	—	(15,614)	(160,783)

Net increase (decrease)	10,356	$103,769	1,937,043	$19,743,462

	SA T. Rowe Price VCP Balanced Portfolio
	Class 1				Class 3
	For the year ended January 31, 2018		For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	0	$4	9,360	$100,000	35,664,431	$419,935,084	62,687,603	$662,305,733
Reinvested dividends	37	455	37	396	313,229	3,857,041	185,467	1,987,117
Shares redeemed	—	—	—	—	(2,993,948)	(35,796,974)	(1,330,997)	(13,909,212)

Net increase (decrease)	37	$459	9,397	$100,396	32,983,712	$387,995,151	61,542,073	$650,383,638

	SA VCP Dynamic Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2018		For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,347	$32,415	8,200	$100,000	18,622,689	$254,456,335	37,834,378	$449,308,490
Reinvested dividends	344	4,717	—	—	27,889,144	381,316,444	13,525,314	164,596,577
Shares redeemed	(16)	(228)	—	—	(77,943,508)	(1,054,712,749)	(76,458,522)	(925,875,040)

Net increase (decrease)	2,675	$36,904	8,200	$100,000	(31,431,675)	$(418,939,970)	(25,098,830)	$(311,969,973)

*	Commencement of operations

545

	SA VCP Dynamic Strategy Portfolio
	Class 1				Class 3
	For the year ended January 31, 2018		For the period September 26, 2016* to January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,296	$31,564	8,185	$100,000	9,082,486	$123,279,227	15,804,467	$188,840,067
Reinvested dividends	335	4,589	—	—	14,602,417	199,393,802	7,075,625	86,298,183
Shares redeemed	(14)	(199)	—	—	(42,718,000)	(578,038,797)	(41,823,980)	(508,974,629)

Net increase (decrease)	2,617	$35,954	8,185	$100,000	(19,033,097)	$(255,365,768)	(18,943,888)	$(233,836,379)

	SA VCP Index Allocation Portfolio
	Class 1		Class 3
	For the period October 6, 2017* to January 31, 2018		For the period October 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	10,000	$100,000	2,217,094	$22,941,548
Reinvested dividends	51	531	6,525	67,849
Shares redeemed	—	—	(14,621)	(152,889)

Net increase (decrease)	10,051	$100,531	2,208,998	$22,856,508

	SA WellsCap Aggressive Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	98,214	$1,972,742	123,880	$1,913,177	2,896	$54,553	3,000	$49,912
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(455,395)	(9,198,875)	(3,829,689)	(62,170,045)	(29,266)	(595,050)	(38,188)	(621,734)

Net increase (decrease)	(357,181)	$(7,226,133)	(3,705,809)	$(60,256,868)	(26,370)	$(540,497)	(35,188)	$(571,822)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	216,834	$4,197,895	187,854	$2,950,360
Reinvested dividends	—	—	—	—
Shares redeemed	(371,156)	(7,259,426)	(422,085)	(6,666,791)

Net increase (decrease)	(154,322)	$(3,061,531)	(234,231)	$(3,716,431)

	SA WellsCap Fundamental Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2018		For the year ended January 31, 2017		For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	41,748	$1,059,414	25,041	$526,251	2,304	$54,752	1,757	$35,871
Reinvested dividends	167,197	4,165,943	299,373	6,235,267	5,570	135,550	10,728	218,546
Shares redeemed	(370,518)	(9,067,393)	(2,494,750)	(54,403,293)	(18,617)	(451,552)	(19,603)	(405,716)

Net increase (decrease)	(161,573)	$(3,842,036)	(2,170,336)	$(47,641,775)	(10,743)	$(261,250)	(7,118)	$(151,299)

	Class 3
	For the year ended January 31, 2018		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	130,055	$3,109,733	266,825	$5,397,824
Reinvested dividends	143,821	3,438,009	292,363	5,856,473
Shares redeemed	(913,712)	(21,655,476)	(507,958)	(10,445,385)

Net increase (decrease)	(639,836)	$(15,107,734)	51,230	$808,912

*	Commencement of operations

546

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the period ended January 31, 2018:

Portfolio	Invesco Capital Markets, Inc.	National Financial Services, LLC	Oppenheimer & Co., Inc.
SA Invesco Growth Opportunities	$5,596	$—	$—
SA Invesco VCP Equity-Income	5,897	—	—
SA Oppenheimer Main Street Large Cap	—	—	1,603
SA Pyramis© Real Estate	—	15,768	—

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended January 31, 2018, transactions in these securities were as follows:

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$—	$10,840,266	$4,569,111	$63,105	$(49,625)	$6,284,635
SunAmerica Series Trust SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	—	5,773,916	11,217	(88)	(65,662)	5,696,949
SunAmerica Series Trust SA International Index Portfolio, Class 1	67,033	8,506	—	4,185,770	228,139	27,606	335,323	4,320,560
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	113,745	83,520	—	14,599,373	436,612	38,752	1,509,291	15,710,804
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	8,939	7,558	—	1,469,663	177,526	3,053	96,794	1,391,984
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	8,479	8,634	—	1,888,503	250,475	3,981	99,795	1,741,804

	$198,196	$108,218	$—	$38,757,491	$5,673,080	$136,409	$1,925,916	$35,146,736

†	Includes reinvestments of distributions paid

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$—	$13,196,743	$6,488,893	$61,947	$(67,190)	$6,702,607
SunAmerica Series Trust SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	—	5,289,870	3,892	(20)	(65,893)	5,220,065
SunAmerica Series Trust SA International Index Portfolio, Class 1	238,889	30,314	—	13,163,617	664,542	83,171	1,036,846	13,619,092
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	356,722	261,932	—	39,978,324	143,328	12,125	4,526,254	44,373,375
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	44,477	37,611	—	6,212,828	567,146	7,298	460,528	6,113,508
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	21,191	21,578	—	3,885,965	284,129	3,208	236,432	3,841,476

	$661,279	$351,435	$—	$81,727,347	$8,151,930	$167,729	$6,126,977	$79,870,123

†	Includes reinvestments of distributions paid

547

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$—	$18,664,117	$12,004,544	$93,899	$(66,019)	$6,687,453
SunAmerica Series Trust SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	—	5,245,735	3,490	(20)	(62,188)	5,180,037
SunAmerica Series Trust SA International Index Portfolio, Class 1	784,952	99,609	—	47,079,039	2,105,722	262,358	3,573,704	48,809,379
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	994,957	730,571	—	120,908,399	82,741	10,258	12,946,477	133,782,393
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	116,907	98,862	—	17,830,548	1,586,174	19,400	1,217,254	17,481,028
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	53,870	54,855	—	10,850,613	806,984	7,033	619,260	10,669,922

	$1,950,686	$983,897	$—	$220,578,451	$16,589,655	$392,928	$18,228,488	$222,610,212

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2018
American International Group, Inc. — Common Stock	$96,956	$—	$5,037,406	$301,784	$475,821	$141,877	$(165,287)	$4,839,959

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2018
SunAmerica Series Trust
SA Boston Company Capital Growth Portfolio, Class 1	$583,693	$1,876,074	$118,863,740	$68,629,995	$13,848,582	$2,185,568	$40,920,123	$216,750,844
SA DFA Ultra Short Bond Portfolio, Class 1	373,116	—	172,476,550	20,506,443	79,026,756	539,384	129,118	114,624,739
SA Federated Corporate Bond Portfolio, Class 1	17,022,387	1,731,811	414,244,867	33,094,654	72,894,454	(1,243,063)	1,704,947	374,906,951
SA Fixed Income Index Portfolio, Class 1	—	—	—	180,160,389	16,573,605	288,404	2,457,511	166,332,699
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	130,066,421	3,279,288	(16,111)	(1,769,251)	125,001,771
SA Franklin Foreign Value Portfolio, Class 1	6,730,566	—	284,691,918	6,943,350	67,508,017	(10,031,069)	53,666,933	267,763,115
SA Franklin Small Company Value Portfolio, Class 1	621,550	11,913,250	158,532,107	12,622,433	66,913,961	(167,192)	(2,410,097)	101,663,290
SA Goldman Sachs Global Bond Portfolio, Class 1	1,233,215	—	56,174,177	1,270,852	18,219,235	175,905	2,177,330	41,579,029

548

SunAmerica Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2018
SA International Index Portfolio, Class 1	$3,108,265	$394,436	$—	$143,630,370	$9,794,568	$881,711	$28,481,276	$163,198,789
SA Invesco Growth Opportunities Portfolio, Class 1	—	3,199,935	95,121,146	3,285,049	13,924,291	1,610,114	17,739,416	103,831,434
SA Janus Focused Growth Portfolio, Class 1	—	3,869,763	—	53,912,318	3,243,664	267,956	6,696,842	57,633,452
SA JPMorgan Emerging Markets Portfolio, Class 1	2,263,249	—	124,475,421	2,369,641	34,355,364	4,275,778	41,452,910	138,218,386
SA JPMorgan Equity-Income Portfolio, Class 1	9,296,945	21,819,124	436,786,621	38,511,383	56,256,590	10,792,777	49,419,360	479,253,551
SA JPMorgan Global Equities Portfolio, Class 1	5,158,436	—	319,822,804	5,413,777	75,970,163	19,455,392	48,502,810	317,224,620
SA JPMorgan MFS Core Bond Portfolio, Class 1	13,516,942	—	625,097,307	47,027,626	86,940,327	(528,631)	1,795,432	586,451,407
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	4,765,409	93,038,521	4,838,223	38,827,012	7,526,413	12,527,700	79,103,845
SA Large Cap Index Portfolio, Class 1	18,543,028	13,615,666	1,157,826,120	95,207,802	227,888,981	92,815,869	154,438,127	1,272,398,937
SA Legg Mason BW Large Cap Value Portfolio, Class 1	3,445,784	6,718,046	199,425,035	75,370,959	33,337,709	(4,218,670)	41,425,678	278,665,293
SA MFS Blue Chip Growth Portfolio	2,797,199	8,553,825	380,099,563	11,710,239	48,860,857	11,624,938	90,271,247	444,845,130
SA MFS Massachusetts Investors Trust Portfolio, Class 1	3,639,494	9,016,145	320,905,808	20,957,791	25,017,051	4,886,137	66,344,106	388,076,791
SA Mid Cap Index Portfolio, Class 1	697,574	589,902	—	83,922,590	6,529,712	386,292	10,133,167	87,912,337
SA Morgan Stanley International Equities Portfolio, Class 1	3,375,437	—	267,526,674	13,626,526	38,990,842	(1,398,991)	62,857,197	303,620,564
SA PineBridge High-Yield Bond Portfolio, Class 1	6,509,636	—	105,713,141	6,573,470	39,291,862	(117,465)	158,045	73,035,329
SA Pyramis® Real Estate Portfolio, Class 1	867,626	4,054,398	80,830,856	15,968,833	65,441,467	(1,015,434)	(2,111,542)	28,231,246
SA Small Cap Index Portfolio, Class 1	423,646	431,391	—	66,793,873	4,897,284	354,975	8,251,007	70,502,571
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	25,363,498	21,278	1,731,071	453,906	7,485,959	31,593,570
SA WellsCap Fundamental Growth Portfolio, Class 1	74,805	1,439,560	25,133,212	1,535,643	1,731,072	(227,604)	8,831,096	33,541,275

549

SunAmerica Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2018
Seasons Series Trust
SA Columbia Focused Growth Portfolio, Class 1	$—	$—	$78,866,444	$63,836	$18,193,218	$(3,441,179)	$27,769,759	$85,065,642
SA Columbia Focused Value Portfolio, Class 1	2,860,027	5,172,110	212,096,419	8,202,365	55,947,227	18,977,428	15,560,326	198,889,311
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	14,972,895	1,355,111	648,381,723	84,923,803	48,470,037	(2,040,365)	2,308,653	685,103,777
SA Multi-Managed International Equity Portfolio, Class 1	6,658,542	—	317,836,603	6,932,643	52,035,211	4,892,093	68,748,100	346,374,228
SA Multi-Managed Large Cap Growth Portfolio, Class 1	887,784	10,464,651	160,374,427	11,503,509	12,508,524	983,503	35,967,170	196,320,085
SA Multi-Managed Large Cap Value Portfolio, Class 1	8,493,578	30,175,690	385,161,245	69,017,772	47,012,412	14,789,552	13,737,577	435,693,734
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	8,566,179	90,724,697	8,651,291	6,924,290	2,034,834	14,742,685	109,229,217
SA Multi-Managed Mid Cap Value Portfolio, Class 1	1,829,744	17,720,679	188,191,653	29,675,966	65,094,064	(6,554,561)	6,853,550	153,072,544
SA Multi-Managed Small Cap Portfolio, Class 1	379,102	9,033,262	116,743,761	9,497,478	21,924,291	4,783,420	(499,934)	108,600,434
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	40,677,787	330,249,109	40,963,385	87,137,740	22,218,524	51,100,865	357,394,143
SA Wellington Real Return Portfolio, Class 1	5,073,864	—	119,541,407	104,753,933	14,334,403	(28,047)	(3,048,837)	206,884,053
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	13,619,574	181,390,817	13,758,741	79,587,610	1,676,719	42,965,874	160,204,541
SA Wellington Government and Quality Bond Portfolio, Class 1	10,137,309	—	541,313,597	122,602,113	149,698,767	(1,851,803)	179,904	512,545,044
SA Wellington Growth and Income Portfolio, Class 1	1,403,868	5,435,335	190,110,382	7,009,430	33,848,582	12,252,763	29,650,146	205,174,139
SA Wellington Growth Portfolio, Class 1	1,363,512	—	190,813,103	1,460,122	112,322,754	(8,954,709)	35,623,173	106,618,935
SA Wellington Natural Resources Portfolio, Class 1	—	—	—	—	—	—	—	—

	$154,342,818	$236,209,113	$9,213,944,473	$1,662,988,315	$1,956,332,915	$199,295,461	$1,093,235,458	$10,213,130,792

†	Includes reinvestments of distributions paid.

550

SA VCP Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2018
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$67,673	$13,004,363	$152,004,701	$30,181,023	$13,157,656	$3,785,082	$39,125,221	$211,938,371
SA AB Small & Mid Cap Value Portfolio, Class 1	327,991	7,944,184	105,388,974	8,324,908	26,160,830	(3,248,723)	7,104,117	91,408,446
SA Boston Company Capital Growth Portfolio, Class 1	315,809	1,015,057	98,542,155	1,400,174	12,325,657	2,939,324	22,184,129	112,740,125
SA DFA Ultra Short Bond Portfolio	134,021	—	51,525,011	23,669,798	30,763,569	184,217	70,734	44,686,191
SA Dogs of Wall Street Portfolio, Class 1	3,663,335	12,695,161	150,841,786	16,462,457	29,053,303	4,188,202	12,014,693	154,453,835
SA Federated Corporate Bond Portfolio, Class 1	6,974,200	709,536	187,603,485	19,814,064	43,828,794	1,518,315	443,241	165,550,311
SA Fixed Income Index Portfolio, Class 1	—	—	—	100,566,297	18,999,233	393,184	1,141,858	83,102,106
SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	—	69,500,000	1,584,168	(8,561)	(870,559)	67,036,712
SA Frankin Small Company Value Portfolio, Class 1	236,932	4,541,276	50,337,435	4,807,089	15,781,866	205,369	(1,173,784)	38,394,243
SA Franklin Foreign Value Portfolio, Class 1	6,199,074	—	255,972,232	6,355,768	57,899,314	(552,200)	42,364,586	246,241,072
SA Goldman Sachs Global Bond Portfolio, Class 1	1,381,961	—	87,692,680	11,418,121	44,496,007	(110,051)	1,851,128	56,355,871
SA International Index Portfolio, Class 1	2,034,359	258,158	—	93,350,527	5,826,889	586,132	18,658,654	106,768,424
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	480,762	—	498,624	14,869	2,993	—
SA Janus Focused Growth Portfolio, Class 1	—	8,431,701	100,246,054	8,501,009	15,825,657	1,732,745	22,873,253	117,527,404
SA JPMorgan Equity-Income Portfolio, Class 1	5,088,449	11,942,148	300,427,665	17,227,609	104,038,210	16,807,016	20,015,721	250,439,801
SA JPMorgan Global Equities Portfolio, Class 1	2,904,721	—	150,279,055	2,997,135	22,976,556	7,319,342	29,720,558	167,339,534
SA JPMorgan MFS Core Bond Portfolio, Class 1	5,910,424	—	269,402,113	26,082,323	34,556,720	533,367	121,416	261,582,499
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	2,968,872	49,414,515	15,997,752	16,781,865	(2,137,308)	13,882,357	60,375,451
SA Large Cap Index Portfolio, Class 1	8,358,123	6,137,156	535,615,007	33,859,146	93,584,695	29,037,972	84,805,178	589,732,608
SA Legg Mason BW Large Cap Value Portfolio, Class 1	4,033,650	7,864,174	267,818,867	12,067,723	109,028,275	(31,598,801)	74,434,365	213,693,879
SA MFS Blue Chip Growth, Class 1	—	—	—	46,000,000	740,725	30,671	4,168,273	49,458,219
SA MFS Massachusetts Investors Trust Portfolio, Class 1	3,269,832	8,100,377	309,576,906	11,578,131	50,976,969	8,946,035	56,799,251	335,923,354
SA Mid Cap Index Portfolio, Class 1	430,002	363,630	—	51,526,779	3,329,650	123,848	5,895,954	54,216,931
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	—	45,999,999	740,724	15,673	2,106,177	47,381,125
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	2,804,259	6,491,481	258,518,027	9,471,523	20,265,591	6,451,224	34,000,356	288,175,539
SA PineBridge High-Yield Bond Portfolio, Class 1	3,273,482	—	36,624,289	8,299,471	2,934,620	81,915	(430,827)	41,640,228
SA Putnum International Growth and Income Portfolio, Class 1	2,020,403	—	149,480,951	2,099,503	58,341,247	642,341	29,766,227	123,647,775
SA Pyramis® Real Estate Portfolio, Class 1	1,459,992	6,822,516	43,253,873	16,317,161	24,542,466	(4,961,553)	(1,880,210)	28,186,805
SA Small Cap Index Portfolio, Class 1	317,966	323,779	—	50,374,892	3,329,650	115,678	5,728,943	52,889,863

551

SA VCP Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2018
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$1,714,607	$3,100,717	$126,309,431	$4,898,321	$40,635,818	$8,227,524	$13,551,994	$112,351,452
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,835,793	256,651	97,455,184	50,678,325	9,490,482	(46,177)	(146,767)	138,450,083
SA Multi-Managed International Equity Portfolio, Class 1	4,079,275	—	202,967,865	4,202,439	44,931,291	(1,226,643)	46,458,611	207,470,981
SA Multi-Managed Large Cap Growth Portfolio, Class 1	899,921	10,607,713	103,708,241	86,585,070	20,751,123	1,110,869	27,968,683	198,621,740
SA Multi-Managed Large Cap Value Portfolio, Class 1	6,904,801	24,531,141	402,727,492	31,703,116	123,756,103	17,913,756	10,261,838	338,850,099
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	5,746,977	50,239,075	20,782,754	7,757,632	1,113,393	8,811,547	73,189,137
SA Multi-Managed Mid Cap Value Portfolio, Class 1	598,931	5,800,519	50,305,563	6,434,103	6,812,828	(1,088,830)	1,140,274	49,978,282
SA Multi-Managed Small Cap Portfolio, Class 1	484,002	11,532,830	149,297,458	12,104,219	28,073,660	739,215	4,324,387	138,391,619
SA Wellington Real Return Portfolio, Class 1	1,645,624	—	71,886,694	19,197,604	5,869,242	(130,520)	(737,959)	84,346,577
Anchor Series Trust
SA Wellington Government and Quality Bond Portfolio, Class 1	2,348,789	—	140,877,953	66,436,175	40,733,728	262,742	(752,382)	166,090,760

	$82,718,401	$161,190,117	$5,006,821,499	$1,047,272,508	$1,191,181,437	$69,910,653	$635,804,229	$5,568,627,452

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation

Security	Income	Capital Gain Distributions Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$—	$2,586,840	$2,157	$12	$(18,560)	$2,566,135
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	2,356,475	121,905	(639)	(20,124)	2,213,807
SunAmerica Series Trust SA International Index Portfolio, Class 1	34,432	4,369	—	2,774,112	67,271	1,348	104,637	2,812,826
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	—	8,884,477	57,522	2,105	582,064	9,411,124
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	5,666	4,792	—	1,096,817	916	25	30,246	1,126,172
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,503	3,567	—	911,116	739	—	14,941	925,318

	$43,601	$12,728	$—	$18,609,837	$250,510	$2,851	$693,204	$19,055,382

†	Includes reinvestments of distributions paid.

552

At January 31, 2018, the following affiliated owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	Seasons Series Trust Allocation Balanced Portfolio	Seasons Series Trust Allocation Growth Portfolio	Seasons Series Trust Allocation Moderate Growth Portfolio	Seasons Series Trust Allocation Moderate Portfolio	SAST SunAmerica Dynamic Allocation Portfolio	SAST SunAmerica Dynamic Strategy Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio	SAST SA VCP Index Allocation Portfolio
SA AB Growth	2.84%	60.28%	0.06%	0.64%	0.57%	1.99%	1.19%	—	32.43%	—	—	—	—
SA AB Small & Mid Cap Value	4.01%	81.17%	0.10%	—	—	—	—	—	14.72%	—	—	—	—
SA BlackRock VCP Global Multi Asset	9.28%	87.74%	2.98%	—	—	—	—	—	—	—	—	—	—
SA Boston Company Capital Growth	0.77%	16.23%	0.15%	—	—	—	—	54.50%	28.35%	—	—	—	—
SA Columbia Technology	4.85%	94.83%	0.32%	—	—	—	—	—	—	—	—	—	—
SA DFA Ultra Short Bond	3.50%	54.42%	0.12%	0.84%	0.14%	1.22%	0.80%	28.03%	10.93%	—	—	—	—
SA Dogs of Wall Street	2.71%	56.09%	0.52%	—	—	—	—	—	40.68%	—	—	—	—
SA Federated Corporate Bond	3.17%	60.80%	0.19%	0.73%	0.14%	0.99%	0.77%	23.04%	10.17%	—	—	—	—
SA Fixed Income Index	0.02%	0.47%	0.03%	3.35%	0.69%	3.26%	3.02%	54.59%	27.28%	2.06%	2.20%	2.19%	0.84%
SA Fixed Income Intermediate Index	0.02%	0.61%	—	3.76%	0.74%	3.53%	3.49%	52.21%	28.00%	2.38%	2.18%	2.16%	0.92%
SA Franklin Foreign Value	2.28%	50.87%	0.05%	—	—	—	—	24.38%	22.42%	—	—	—	—
SA Fraklin Small Company Value	2.81%	58.16%	0.09%	0.16%	0.19%	0.85%	0.35%	27.14%	10.25%	—	—	—	—
SA Goldman Sachs Global Bond	5.08%	73.32%	0.35%	—	—	—	—	9.02%	12.23%	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	0.03%	99.79%	0.18%	—	—	—	—	—	—	—	—	—	—
SA Index Allocation 60/40	10.43%	88.25%	1.32%	—	—	—	—	—	—	—	—	—	—
SA Index Allocation 80/20	13.09%	84.71%	2.20%	—	—	—	—	—	—	—	—	—	—
SA Index Allocation 90/10	6.19%	89.30%	4.51%	—	—	—	—	—	—	—	—	—	—
SA International Index	0.00%	0.10%	0.01%	1.62%	1.72%	6.38%	3.08%	41.87%	27.39%	1.11%	3.49%	12.52%	0.72%
SA Invesco Growth Opportunuities	3.16%	60.97%	0.02%	0.29%	0.29%	1.12%	0.57%	33.58%	—	—	—	—	—
SA Invesco VCP Equity-Income	10.64%	88.22%	1.14%	—	—	—	—	—	—	—	—	—	—
SA Janus Focused Growth	1.95%	48.13%	0.11%	—	—	—	—	16.39%	33.42%	—	—	—	—
SA JPMorgan Balanced	6.22%	93.33%	0.45%	—	—	—	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	2.60%	54.69%	0.09%	0.71%	0.86%	2.81%	1.46%	36.78%	—	—	—	—	—
SA JPMorgan Equity-Income	1.58%	34.31%	0.11%	0.56%	0.50%	1.90%	1.04%	39.41%	20.59%	—	—	—	—
SA JPMorgan Global Equities	0.62%	16.35%	0.00%	—	—	—	—	54.36%	28.68%	—	—	—	—

553

	Holder
Portfolio	USL	AGL	VALIC	Seasons Series Trust Allocation Balanced Portfolio	Seasons Series Trust Allocation Growth Portfolio	Seasons Series Trust Allocation Moderate Growth Portfolio	Seasons Series Trust Allocation Moderate Portfolio	SAST SunAmerica Dynamic Allocation Portfolio	SAST SunAmerica Dynamic Strategy Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio	SAST SA VCP Index Allocation Portfolio
SA JPMorgan MFS Core Bond	2.87%	51.02%	0.18%	0.77%	0.11%	0.99%	0.78%	29.93%	13.35%	—	—	—	—
SA JPMorgan Mid-Cap Growth	2.74%	58.07%	0.05%	0.49%	0.49%	1.64%	0.92%	20.19%	15.41%	—	—	—	—
SA Large Cap Index	—	1.09%	0.00%	0.53%	0.50%	1.87%	1.06%	58.50%	27.11%	0.72%	2.04%	6.15%	0.43%
SA Legg Mason BW Large Cap Value	2.33%	65.62%	0.06%	0.18%	0.16%	0.63%	0.33%	17.37%	13.32%	—	—	—	—
SA Legg Mason Tactical Opportunities	0.42%	99.33%	0.25%	—	—	—	—	—	—	—	—	—	—
SA MFS Blue Chip Growth	1.20%	21.28%	0.11%	0.85%	0.74%	2.93%	1.58%	64.17%	7.13%	—	—	—	—
SA MFS Massachusetts Investors Trust	1.70%	39.14%	0.11%	—	—	—	—	31.65%	27.40%	—	—	—	—
SA MFS Telecom Utility	5.23%	94.68%	0.09%	—	—	—	—	—	—	—	—	—	—
SA MFS Total Return	2.76%	97.10%	0.13%	—	—	—	—	—	—	—	—	—	—
SA Mid Cap Index	0.00%	0.18%	0.02%	0.45%	1.08%	1.60%	0.81%	50.09%	30.89%	0.79%	3.48%	9.96%	0.64%
SA Morgan Stanley International Equities	1.64%	34.29%	0.12%	0.63%	0.64%	2.25%	1.14%	51.29%	8.00%	—	—	—	—
SA Oppenheimer Main Street Large Cap	1.25%	30.78%	0.23%	1.04%	0.94%	3.41%	1.95%	—	60.40%	—	—	—	—
SA PIMCO VCP Tactical Balanced	9.26%	89.11%	1.63%	—	—	—	—	—	—	—	—	—	—
SA PineBridge High-Yield	2.75%	62.52%	0.17%	1.21%	0.24%	1.60%	1.25%	19.27%	10.99%	—	—	—	—
SA Putnam International Growth and Income	2.83%	56.23%	0.04%	0.56%	0.63%	2.04%	1.01%	—	36.66%	—	—	—	—
SA Pyramis® Real Estate	4.20%	76.59%	0.03%	—	—	—	—	9.60%	9.58%	—	—	—	—
SA Schroders VCP Global Allocation	9.84%	87.93%	2.23%	—	—	—	—	0.00%	—	—	—	—	—
SA Small Cap Index	—	0.19%	0.01%	2.58%	2.13%	7.71%	4.76%	41.44%	31.09%	1.02%	2.26%	6.27%	0.54%
SA T. Rowe Price Asset Allocation Growth	1.86%	97.68%	0.46%	—	—	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	9.27%	88.99%	1.74%	—	—	—	—	—	—	—	—	—	—
SA VCP Dynamic Allocation	7.66%	91.85%	0.49%	—	—	—	—	—	—	—	—	—	—
SA VCP Dynamic Strategy	9.13%	90.10%	0.77%	—	—	—	—	—	—	—	—	—	—
SA VCP Index Allocation	5.60%	92.01%	2.39%	—	—	—	—	—	—	—	—	—	—
SA WellCap Aggressive Growth	3.80%	67.60%	0.12%	—	—	—	—	28.48%	—	—	—	—	—
SA WellsCap Fundamental Growth	3.58%	76.65%	—	—	—	—	—	19.77%	—	—	—	—	—

554

Note 9.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Franklin Foreign Value, SA Goldman Sachs Global Bond, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities and SA Putnam International Growth and Income Portfolios.

The SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JPMorgan MFS Core Bond and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

SA MFS Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies may include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Securities in the utilities sector are subject to many risks, including increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

SA Pyramis® Real Estate Portfolio invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

SA Columbia Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

Note 10.  Line of Credit

The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per

555

annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended January 31, 2018, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Columbia Technology	8	$298	$506,966	2.45%
SA Dogs of Wall Street	18	2,293	1,751,336	2.48%
SA Goldman Sachs Global Bond	3	1,648	7,642,867	2.59%
SA International Index	12	591	711,529	2.49%
SA Invesco Growth Opportunities	4	401	1,535,867	2.30%
SA JPMorgan Emerging Markets	33	12,004	5,231,754	2.50%
SA JPMorgan Equity-Income	2	909	8,026,049	2.42%
SA JPMorgan Global Equities	21	9,812	7,253,057	2.49%
SA JPMorgan MFS Core Bond	5	2,382	8,135,732	2.26%
SA Legg Mason BW Large Cap Value	27	16,342	9,538,327	2.42%
SA MFS Blue Chip Growth	5	826	2,289,722	2.46%
SA MFS Massachusetts Investors Trust	8	2,099	3,489,981	2.67%
SA MFS Total Return	1	213	3,078,175	2.49%
SA Mid Cap Index	26	378	211,435	2.48%
SA PineBridge High-Yield Bond	3	610	2,933,713	2.50%
SA Putnam International Growth and Income	42	2,734	897,141	2.63%
SA Pyramis® Real Estate	12	6,427	8,180,208	2.32%
SA Small Cap Index	21	110	76,378	2.48%
SA WellsCap Fundamental Growth	2	30	256,865	2.10%

At January 31, 2018, there were no borrowings outstanding.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year period January 31, 2018, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended January 31, 2018, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
SA Federated Corporate Bond	$254,688	$925,328	$(75,592)
SA Invesco VCP Equity-Income	2,815,318	—	—
SA JPMorgan MFS Core Bond	51,037	21,053	28
SA MFS Blue Chip Growth	4,886,100	3,212,076	708,158
SA MFS Massachusetts Investors Trust	322,850	550,030	312,007
SA MFS Telecom Utility	17,764	80,489	30,156
SA MFS Total Return	822,900	550,823	68,812
SA Oppenheimer Main Street Large Cap	1,833,876	5,458,503	693,182
SA PIMCO VCP Tactical Balanced	2,561,100	1,847,442	25,259
SA T. Rowe Price Asset Allocation Growth	1,466	314	(9)
SA T. Rowe Price VCP Balanced	212,777	106,917	673

556

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/14	$27.20	$0.02	$7.20	$7.22	$(0.09)	$—	$(0.09)	$34.33	26.55%	$270,895	0.67%	0.04%	63%
01/31/15	34.33	0.08	5.73	5.81	—	—	—	40.14	16.92	319,922	0.66	0.20	67
01/31/16	40.14	0.09	2.11	2.20	(0.06)	(4.31)	(4.37)	37.97	5.24	352,893	0.65	0.21	65
01/31/17	37.97	0.04	5.15	5.19	(0.09)	(5.33)	(5.42)	37.74	14.06	362,019	0.66	0.10	54
01/31/18	37.74	0.03	13.10	13.13	(0.02)	(3.08)	(3.10)	47.77	35.78	491,203	0.65	0.06	53

SA AB Growth Portfolio — Class 2
01/31/14	27.14	(0.03)	7.20	7.17	(0.04)	—	(0.04)	34.27	26.41	23,204	0.83	(0.10)	63
01/31/15	34.27	0.02	5.72	5.74	—	—	—	40.01	16.75	22,447	0.81	0.06	67
01/31/16	40.01	0.03	2.09	2.12	—	(4.31)	(4.31)	37.82	5.06	19,953	0.80	0.07	65
01/31/17	37.82	(0.02)	5.13	5.11	(0.02)	(5.33)	(5.35)	37.58	13.89	19,507	0.81	(0.05)	54
01/31/18	37.58	(0.03)	13.03	13.00	—	(3.08)	(3.08)	47.50	35.59	23,394	0.80	(0.08)	53

SA AB Growth Portfolio — Class 3
01/31/14	27.02	(0.06)	7.16	7.10	(0.01)	—	(0.01)	34.11	26.26	127,869	0.93	(0.20)	63
01/31/15	34.11	(0.01)	5.68	5.67	—	—	—	39.78	16.62	126,671	0.91	(0.04)	67
01/31/16	39.78	(0.01)	2.09	2.08	—	(4.31)	(4.31)	37.55	4.99	119,707	0.90	(0.03)	65
01/31/17	37.55	(0.06)	5.09	5.03	—	(5.33)	(5.33)	37.25	13.79	119,270	0.91	(0.15)	54
01/31/18	37.25	(0.08)	12.91	12.83	—	(3.08)	(3.08)	47.00	35.44	136,572	0.90	(0.18)	53

SA AB Small & Mid Cap Value Portfolio — Class 1@
01/31/14	18.71	0.12	4.19	4.31	(0.11)	(1.61)	(1.72)	21.30	23.38	40,650	0.96	0.59	51
01/31/15	21.30	0.11	1.40	1.51	(0.20)	(3.50)	(3.70)	19.11	8.56	80,714	0.95	0.53	45
01/31/16	19.11	0.07	(1.44)	(1.37)	(0.12)	(2.82)	(2.94)	14.80	(8.83)	90,372	0.95	0.37	44
01/31/17	14.80	0.06	5.13	5.19	(0.07)	(0.87)	(0.94)	19.05	35.85	105,585	0.95	0.36	57
01/31/18	19.05	0.07	2.56	2.63	(0.08)	(1.86)	(1.94)	19.74	14.54	91,640	0.95	0.36	33

SA AB Small & Mid Cap Value Portfolio — Class 2@
01/31/14	18.68	0.09	4.19	4.28	(0.08)	(1.61)	(1.69)	21.27	23.24	19,206	1.11	0.42	51
01/31/15	21.27	0.10	1.37	1.47	(0.16)	(3.50)	(3.66)	19.08	8.36	16,166	1.10	0.42	45
01/31/16	19.08	0.04	(1.44)	(1.40)	(0.08)	(2.82)	(2.90)	14.78	(8.97)	12,967	1.10	0.22	44
01/31/17	14.78	0.04	5.12	5.16	(0.04)	(0.87)	(0.91)	19.03	35.67	14,727	1.10	0.21	57
01/31/18	19.03	0.04	2.56	2.60	(0.05)	(1.86)	(1.91)	19.72	14.37	14,443	1.10	0.21	33

SA AB Small & Mid Cap Value Portfolio — Class 3@
01/31/14	18.60	0.07	4.17	4.24	(0.06)	(1.61)	(1.67)	21.17	23.13	580,647	1.21	0.32	51
01/31/15	21.17	0.07	1.38	1.45	(0.14)	(3.50)	(3.64)	18.98	8.31	530,998	1.20	0.32	45
01/31/16	18.98	0.02	(1.44)	(1.42)	(0.06)	(2.82)	(2.88)	14.68	(9.11)	445,890	1.20	0.12	44
01/31/17	14.68	0.02	5.09	5.11	(0.02)	(0.87)	(0.89)	18.90	35.57	501,178	1.20	0.11	57
01/31/18	18.90	0.02	2.53	2.55	(0.03)	(1.86)	(1.89)	19.56	14.21	510,169	1.20	0.11	33

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA AB Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA AB Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA AB Growth Class 3	0.00	0.00	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 1	0.02	0.02	0.01	0.01	0.01
SA AB Small & Mid-Cap Value Class 2	0.02	0.02	0.01	0.01	0.01
SA AB Small & Mid-Cap Value Class 3	0.02	0.02	0.01	0.01	0.01

See Notes to Financial Statements

557

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
09/26/16#- 01/31/17	$10.67	$0.01	$(0.01)	$0.00	$(0.01)	$(0.09)	$(0.10)	$10.57	0.00%	$100	0.91	%†	0.21	%†	161%
01/31/18	10.57	0.07	1.36	1.43	(0.01)	(0.04)	(0.05)	11.95	13.51	120	0.91		0.62		160

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.19	0.19	—	—	—	10.19	1.90	12,290	1.16	†	(0.15	)†	0
01/31/17	10.19	0.01	0.46	0.47	(0.01)	(0.09)	(0.10)	10.56	4.58	484,730	1.16		0.12		161
01/31/18	10.56	0.04	1.36	1.40	(0.00)	(0.04)	(0.04)	11.92	13.28	748,085	1.16		0.34		160

SA Boston Company Capital Growth Portfolio — Class 1@
01/31/14	10.02	0.03	2.04	2.07	(0.09)	—	(0.09)	12.00	20.72	7,517	0.97		0.24		82
01/31/15	12.00	0.03	1.01	1.04	(0.01)	—	(0.01)	13.03	8.69	42,252	0.85	(2)	0.22	(2)	112
01/31/16	13.03	0.05	0.20	0.25	(0.01)	(0.57)	(0.58)	12.70	1.75	91,155	0.81	(2)	0.39	(2)	51
01/31/17	12.70	0.07	1.67	1.74	(0.03)	(0.06)	(0.09)	14.35	13.65	223,489	0.78	(2)	0.52	(2)	68
01/31/18	14.35	0.06	3.95	4.01	(0.05)	(0.16)	(0.21)	18.15	28.09	335,870	0.77	(2)	0.37	(2)	66

SA Boston Company Capital Growth Portfolio — Class 2@
01/31/14	9.90	0.01	2.01	2.02	(0.07)	—	(0.07)	11.85	20.48	2,365	1.12		0.10		82
01/31/15	11.85	0.02	0.99	1.01	—	—	—	12.86	8.52	1,825	1.03	(2)	0.13	(2)	112
01/31/16	12.86	0.04	0.20	0.24	—	(0.57)	(0.57)	12.53	1.70	1,653	0.96	(2)	0.27	(2)	51
01/31/17	12.53	0.05	1.63	1.68	(0.00)	(0.06)	(0.06)	14.15	13.42	1,715	0.94	(2)	0.39	(2)	68
01/31/18	14.15	0.04	3.88	3.92	(0.02)	(0.16)	(0.18)	17.89	27.87	1,762	0.92	(2)	0.25	(2)	66

SA Boston Company Capital Growth Portfolio — Class 3@
01/31/14	9.84	0.00	1.99	1.99	(0.06)	—	(0.06)	11.77	20.30	51,413	1.22		(0.01)		82
01/31/15	11.77	0.00	0.99	0.99	—	—	—	12.76	8.41	47,600	1.13	(2)	0.03	(2)	112
01/31/16	12.76	0.02	0.20	0.22	—	(0.57)	(0.57)	12.41	1.55	44,729	1.06	(2)	0.17	(2)	51
01/31/17	12.41	0.04	1.62	1.66	—	(0.06)	(0.06)	14.01	13.36	54,394	1.04	(2)	0.29	(2)	68
01/31/18	14.01	0.02	3.84	3.86	(0.01)	(0.16)	(0.17)	17.70	27.71	58,522	1.02	(2)	0.14	(2)	66

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	See Note 1
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses									Net Investment Income (Loss)
Portfolio	1/14	1/15		1/16		1/17		1/18		1/14	1/15		1/16		1/17		1/18
SA BlackRock VCP Global Multi Asset Class 1	—%	—%		—%		0.98	%†	0.91%		—%	—%		—%		0.14	%†	0.62%
SA BlackRock VCP Global Multi Asset Class 3	—	—		12.00	†	1.28		1.16		—	—		(10.99	)†	0.00		0.34
SA Boston Company Capital Growth Class 1	1.07	0.99	(2)	0.95	(2)	0.91	(2)	0.88	(2)	0.14	0.08	(2)	0.25	(2)	0.39	(2)	0.26	(2)
SA Boston Company Capital Growth Class 2	1.22	1.17	(2)	1.11	(2)	1.07	(2)	1.03	(2)	(0.00)	(0.01)	(2)	0.13	(2)	0.26	(2)	0.14	(2)
SA Boston Company Capital Growth Class 3	1.32	1.27	(2)	1.21	(2)	1.17	(2)	1.13	(2)	(0.11)	(0.11)	(2)	0.03	(2)	0.16	(2)	0.04	(2)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18
SA Boston Company Capital Growth Class 1	0.01%	0.01%	0.01%	0.01%
SA Boston Company Capital Growth Class 2	0.00	0.01	0.01	0.01
SA Boston Company Capital Growth Class 3	0.00	0.01	0.01	0.01

See Notes to Financial Statements

558

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Columbia Technology Portfolio — Class 1@
01/31/14	$3.05	$(0.01)	$0.63	$0.62	$—	$—	$—	$3.67	20.33%		$10,209	1.16%	(0.43)%	88%
01/31/15	3.67	(0.02)	0.90	0.88	—	—	—	4.55	23.98	(3)	11,742	1.12	(0.40)	88
01/31/16	4.55	(0.01)	0.09	0.08	—	—	—	4.63	1.76		10,516	1.08	(0.20)	59
01/31/17	4.63	(0.01)	1.72	1.71	—	—	—	6.34	36.93	(3)	12,239	1.06	(0.22)	56
01/31/18	6.34	(0.01)	2.07	2.06	—	(0.93)	(0.93)	7.47	33.42		15,771	1.04	(0.22)	56

SA Columbia Technology Portfolio — Class 2@
01/31/14	3.00	(0.02)	0.63	0.61	—	—	—	3.61	20.33		3,043	1.31	(0.58)	88
01/31/15	3.61	(0.02)	0.88	0.86	—	—	—	4.47	23.82	(3)	3,261	1.27	(0.54)	88
01/31/16	4.47	(0.02)	0.09	0.07	—	—	—	4.54	1.57		3,258	1.23	(0.35)	59
01/31/17	4.54	(0.02)	1.68	1.66	—	—	—	6.20	36.56	(3)	3,975	1.21	(0.37)	56
01/31/18	6.20	(0.02)	2.02	2.00	—	(0.93)	(0.93)	7.27	33.21		5,043	1.20	(0.37)	56

SA Columbia Technology Portfolio — Class 3@
01/31/14	2.97	(0.02)	0.62	0.60	—	—	—	3.57	20.20		26,723	1.41	(0.69)	88
01/31/15	3.57	(0.03)	0.87	0.84	—	—	—	4.41	23.53	(3)	33,661	1.38	(0.65)	88
01/31/16	4.41	(0.02)	0.09	0.07	—	—	—	4.48	1.59		36,051	1.33	(0.45)	59
01/31/17	4.48	(0.02)	1.66	1.64	—	—	—	6.12	36.61	(3)	43,656	1.31	(0.47)	56
01/31/18	6.12	(0.03)	1.99	1.96	—	(0.93)	(0.93)	7.15	32.98		55,756	1.30	(0.47)	56

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/14(2)	1/15(2)	1/16(2)	1/17(2)	1/18(2)	1/14(2)	1/15(2)	1/16(2)	1/17(2)	1/18(2)
SA Columbia Technology Class 1	1.26%	1.22%	1.18%	1.16%	1.14%	(0.53)%	(0.50)%	(0.30)%	(0.32)%	(0.32)%
SA Columbia Technology Class 2	1.41	1.37	1.33	1.31	1.30	(0.68)	(0.64)	(0.45)	(0.47)	(0.47)
SA Columbia Technology Class 3	1.51	1.48	1.43	1.41	1.40	(0.79)	(0.75)	(0.55)	(0.57)	(0.57)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA Columbia Technology Class 1	0.02%	0.03%	0.03%	0.02%	0.02%
SA Columbia Technology Class 2	0.02	0.03	0.03	0.02	0.02
SA Columbia Technology Class 3	0.02	0.03	0.03	0.02	0.02
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

559

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA DFA Ultra Short Bond Portfolio — Class 1@
01/31/14	$10.61	$(0.03)	$(0.00)	$(0.03)		$—	$—	$—	$10.58	(0.28)%	$79,418	0.45	%(1)	(0.27	)%(1)	—%
01/31/15	10.58	(0.03)	0.01	(0.02)		—	—	—	10.56	(0.19)	72,581	0.45	(1)	(0.28	)(1)	—
01/31/16	10.56	(0.02)	0.00	(0.02	)(2)	—	—	—	10.54	(0.19)	63,380	0.45	(1)	(0.19	)(1)	—
01/31/17	10.54	0.04	(0.04)	0.00		—	—	—	10.54	0.00	304,376	0.50	(1)	0.41	(1)	126
01/31/18	10.54	0.09	(0.04)	0.05		(0.03)	—	(0.03)	10.56	0.51	215,125	0.50		0.89		105

SA DFA Ultra Short Bond Portfolio — Class 2@
01/31/14	10.55	(0.04)	(0.01)	(0.05)		—	—	—	10.50	(0.47)	16,899	0.60	(1)	(0.42	)(1)	—
01/31/15	10.50	(0.04)	0.00	(0.04)		—	—	—	10.46	(0.38)	13,803	0.60	(1)	(0.43	)(1)	—
01/31/16	10.46	(0.04)	0.00	(0.04	)(2)	—	—	—	10.42	(0.38)	20,166	0.60	(1)	(0.34	)(1)	—
01/31/17	10.42	0.01	(0.02)	(0.01)		—	—	—	10.41	(0.10)	15,865	0.65	(1)	0.14	(1)	126
01/31/18	10.41	0.08	(0.04)	0.04		(0.01)	—	(0.01)	10.44	0.42	14,206	0.65		0.76		105

SA DFA Ultra Short Bond Portfolio — Class 3@
01/31/14	10.50	(0.05)	(0.01)	(0.06)		—	—	—	10.44	(0.57)	187,750	0.70	(1)	(0.52	)(1)	—
01/31/15	10.44	(0.05)	0.00	(0.05)		—	—	—	10.39	(0.48)	169,945	0.70	(1)	(0.53	)(1)	—
01/31/16	10.39	(0.04)	(0.01)	(0.05	)(2)	—	—	—	10.34	(0.48)	249,970	0.70	(1)	(0.44	)(1)	—
01/31/17	10.34	0.00	(0.02)	(0.02)		—	—	—	10.32	(0.19)	201,194	0.75	(1)	0.03	(1)	126
01/31/18	10.32	0.07	(0.04)	0.03		(0.00)	—	(0.00)	10.35	0.32	175,836	0.75		0.66		105

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
Portfolio	1/14	1/15	1/16	1/17	1/14	1/15	1/16	1/17
SA DFA Ultra Short Bond Class 1	0.51%	0.50%	0.53%	0.51%	(0.33)%	(0.33)%	(0.27)%	0.40%
SA DFA Ultra Short Bond Class 2	0.66	0.65	0.67	0.67	(0.48)	(0.48)	(0.42)	0.11
SA DFA Ultra Short Bond Class 3	0.76	0.75	0.78	0.77	(0.58)	(0.58)	(0.51)	0.01

(2)	Includes the effect of a merger.

See Notes to Financial Statements

560

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

SA Dogs of Wall Street Portfolio — Class 1@
01/31/14	$10.01	$0.29	$2.16	$2.45	$(0.17)	$—	$(0.17)	$12.29	24.56%	$95,864	0.68%	2.49%	50%
01/31/15	12.29	0.32	1.11	1.43	(0.19)	(0.55)	(0.74)	12.98	11.84	156,928	0.66	2.42	46
01/31/16	12.98	0.31	(0.00)	0.31	(0.26)	(0.91)	(1.17)	12.12	2.38	183,901	0.64	2.43	68
01/31/17	12.12	0.34	2.23	2.57	(0.31)	(0.72)	(1.03)	13.66	21.56	186,426	0.64	2.51	61
01/31/18	13.66	0.34	2.70	3.04	(0.35)	(1.21)	(1.56)	15.14	23.41	192,395	0.64	2.37	56

SA Dogs of Wall Street Portfolio — Class 2@
01/31/14	9.99	0.28	2.16	2.44	(0.16)	—	(0.16)	12.27	24.46	8,484	0.83	2.36	50
01/31/15	12.27	0.30	1.10	1.40	(0.17)	(0.55)	(0.72)	12.95	11.60	7,347	0.81	2.28	46
01/31/16	12.95	0.30	(0.00)	0.30	(0.24)	(0.91)	(1.15)	12.10	2.28	6,464	0.79	2.30	68
01/31/17	12.10	0.32	2.22	2.54	(0.29)	(0.72)	(1.01)	13.63	21.32	7,293	0.79	2.36	61
01/31/18	13.63	0.32	2.70	3.02	(0.33)	(1.21)	(1.54)	15.11	23.28	7,666	0.79	2.22	56

SA Dogs of Wall Street Portfolio — Class 3@
01/31/14	9.97	0.26	2.16	2.42	(0.16)	—	(0.16)	12.23	24.29	101,665	0.93	2.25	50
01/31/15	12.23	0.28	1.10	1.38	(0.17)	(0.55)	(0.72)	12.89	11.46	126,193	0.91	2.17	46
01/31/16	12.89	0.28	0.01	0.29	(0.23)	(0.91)	(1.14)	12.04	2.23	123,619	0.89	2.19	68
01/31/17	12.04	0.30	2.20	2.50	(0.28)	(0.72)	(1.00)	13.54	21.09	160,177	0.89	2.25	61
01/31/18	13.54	0.30	2.69	2.99	(0.32)	(1.21)	(1.53)	15.00	23.20	177,980	0.89	2.12	56

SA Federated Corporate Bond Portfolio — Class 1@
01/31/14	13.90	0.62	(0.25)	0.37	(0.61)	(0.17)	(0.78)	13.49	2.81	526,339	0.56	4.67	14
01/31/15	13.49	0.59	0.27	0.86	(0.50)	(0.04)	(0.54)	13.81	6.47	831,572	0.55	4.31	12
01/31/16	13.81	0.57	(1.02)	(0.45)	(0.53)	(0.04)	(0.57)	12.79	(3.32)	962,298	0.54	4.27	18
01/31/17	12.79	0.58	0.66	1.24	(0.64)	—	(0.64)	13.39	9.67	720,862	0.54	4.23	22
01/31/18	13.39	0.55	0.16	0.71	(0.63)	(0.06)	(0.69)	13.41	5.30	695,388	0.54	4.01	17

SA Federated Corporate Bond Portfolio — Class 2@
01/31/14	13.88	0.63	(0.28)	0.35	(0.59)	(0.17)	(0.76)	13.47	2.63	31,387	0.71	4.54	14
01/31/15	13.47	0.58	0.26	0.84	(0.48)	(0.04)	(0.52)	13.79	6.29	28,786	0.70	4.19	12
01/31/16	13.79	0.56	(1.02)	(0.46)	(0.51)	(0.04)	(0.55)	12.78	(3.43)	24,136	0.69	4.12	18
01/31/17	12.78	0.55	0.67	1.22	(0.62)	—	(0.62)	13.38	9.50	23,588	0.69	4.06	22
01/31/18	13.38	0.53	0.15	0.68	(0.60)	(0.06)	(0.66)	13.40	5.12	21,287	0.69	3.86	17

SA Federated Corporate Bond Portfolio — Class 3@
01/31/14	13.82	0.60	(0.26)	0.34	(0.58)	(0.17)	(0.75)	13.41	2.57	896,610	0.81	4.43	14
01/31/15	13.41	0.56	0.26	0.82	(0.47)	(0.04)	(0.51)	13.72	6.17	900,946	0.80	4.08	12
01/31/16	13.72	0.54	(1.02)	(0.48)	(0.49)	(0.04)	(0.53)	12.71	(3.54)	819,716	0.79	4.02	18
01/31/17	12.71	0.53	0.67	1.20	(0.60)	—	(0.60)	13.31	9.45	886,503	0.79	3.96	22
01/31/18	13.31	0.51	0.15	0.66	(0.59)	(0.06)	(0.65)	13.32	5.01	904,313	0.79	3.76	17

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1

561

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)†	Ratio of net investment income to average net assets(1)†	Portfolio turnover

SA Fixed Income Index Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.20	(0.05)	0.15	—	—	—	10.15	1.50	303,097	0.34	2.03	19%

SA Fixed Income Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	(0.04)	0.12	—	—	—	10.12	1.20	1,474	0.59	1.79	19

SA Fixed Income Intermediate Index Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.05	(0.19)	(0.14)	—	—	—	9.86	(1.40)	238,098	0.34	1.58	8

SA Fixed Income Intermediate Index Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.04	(0.18)	(0.14)	—	—	—	9.86	(1.40)	1,412	0.59	1.37	8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18†	1/18†
SA Fixed Income Index Class 1	0.37%	1.99%
SA Fixed Income Index Class 3	0.69	1.70
SA Fixed Income Intermediate Index Class 1	0.43	1.49
SA Fixed Income Intermediate Index Class 3	1.34	0.62

See Notes to Financial Statements

562

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Franklin Foreign Value Portfolio — Class 1@
01/31/14	$14.74	$0.19	$1.80	$1.99	$(0.31)	$—	$(0.31)	$16.42	13.49%	$242,569	0.87	%(1)	1.28	%(1)	17%
01/31/15	16.42	0.35	(0.88)	(0.53)	(0.21)	—	(0.21)	15.68	(3.20)	528,744	0.83	(1)	2.20	(1)	8
01/31/16	15.68	0.27	(1.95)	(1.68)	(0.35)	—	(0.35)	13.65	(11.01)	613,167	0.83	(1)	1.73	(1)	18
01/31/17	13.65	0.36	1.45	1.81	(0.28)	(0.28)	(0.56)	14.90	13.53	540,797	0.83	(1)	2.54	(1)	19
01/31/18	14.90	0.30	2.98	3.28	(0.45)	—	(0.45)	17.73	22.20	514,253	0.83	(1)	1.86	(1)	16

SA Franklin Foreign Value Portfolio — Class 2@
01/31/14	14.72	0.24	1.71	1.95	(0.28)	—	(0.28)	16.39	13.27	23,442	1.02	(1)	1.60	(1)	17
01/31/15	16.39	0.47	(1.02)	(0.55)	(0.18)	—	(0.18)	15.66	(3.33)	18,748	0.98	(1)	2.79	(1)	8
01/31/16	15.66	0.27	(1.97)	(1.70)	(0.32)	—	(0.32)	13.64	(11.13)	14,146	0.98	(1)	1.69	(1)	18
01/31/17	13.64	0.32	1.46	1.78	(0.25)	(0.28)	(0.53)	14.89	13.31	13,310	0.98	(1)	2.25	(1)	19
01/31/18	14.89	0.28	2.98	3.26	(0.42)	—	(0.42)	17.73	22.10	13,992	0.98	(1)	1.73	(1)	16

SA Franklin Foreign Value Portfolio — Class 3@
01/31/14	14.69	0.22	1.72	1.94	(0.27)	—	(0.27)	16.36	13.21	646,752	1.12	(1)	1.49	(1)	17
01/31/15	16.36	0.43	(0.99)	(0.56)	(0.17)	—	(0.17)	15.63	(3.42)	613,752	1.08	(1)	2.59	(1)	8
01/31/16	15.63	0.25	(1.98)	(1.73)	(0.30)	—	(0.30)	13.60	(11.29)	506,615	1.08	(1)	1.56	(1)	18
01/31/17	13.60	0.29	1.48	1.77	(0.24)	(0.28)	(0.52)	14.85	13.26	545,963	1.08	(1)	2.09	(1)	19
01/31/18	14.85	0.27	2.97	3.24	(0.41)	—	(0.41)	17.68	21.98	568,413	1.08	(1)	1.64	(1)	16

SA Franklin Small Company Value Portfolio — Class 1@
01/31/14	20.55	0.09	4.21	4.30	(0.21)	(0.08)	(0.29)	24.56	20.95	163,689	1.01		0.41		10
01/31/15	24.56	0.08	(0.29)	(0.21)	(0.08)	(0.82)	(0.90)	23.45	(0.69)	260,770	1.00		0.32		22
01/31/16	23.45	0.14	(1.56)	(1.42)	(0.08)	(1.72)	(1.80)	20.23	(6.66)	235,150	0.99		0.60		41
01/31/17	20.23	0.12	7.18	7.30	(0.17)	(2.60)	(2.77)	24.76	37.51	212,319	0.99		0.52		27
01/31/18	24.76	0.24	2.22	2.46	(0.16)	(3.15)	(3.31)	23.91	10.66	149,189	0.99	(2)	0.96	(2)	31

SA Franklin Small Company Value Portfolio — Class 3@
01/31/14	20.41	0.05	4.16	4.21	(0.16)	(0.08)	(0.24)	24.38	20.62	247,510	1.27		0.20		10
01/31/15	24.38	0.02	(0.28)	(0.26)	(0.02)	(0.82)	(0.84)	23.28	(0.93)	230,544	1.25		0.08		22
01/31/16	23.28	0.08	(1.55)	(1.47)	(0.01)	(1.72)	(1.73)	20.08	(6.88)	203,532	1.24		0.35		41
01/31/17	20.08	0.06	7.12	7.18	(0.11)	(2.60)	(2.71)	24.55	37.12	225,663	1.24		0.26		27
01/31/18	24.55	0.15	2.23	2.38	(0.10)	(3.15)	(3.25)	23.68	10.38	223,129	1.24	(2)	0.63	(2)	31

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA Franklin Foreign Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Franklin Foreign Value Class 2	0.00	0.00	0.00	0.00	0.00
SA Franklin Foreign Value Class 3	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18	1/18
SA Franklin Small Company Value Class 1	1.00%	0.94%
SA Franklin Small Company Value Class 3	1.25	0.62

See Notes to Financial Statements

563

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Goldman Sachs Global Bond Portfolio — Class 1@
01/31/14	$11.60	$0.15	$(0.25)	$(0.10)	$(0.13)	$(0.10)	$(0.23)	$11.27	(0.83)%	$140,303	0.71%		1.37%		222%
01/31/15	11.27	0.14	(0.38)	(0.24)	—	—	—	11.03	(2.13)	189,565	0.70		1.25		69
01/31/16	11.03	0.11	(0.25)	(0.14)	—	(0.05)	(0.05)	10.84	(1.28)	224,593	0.69		0.99		99
01/31/17	10.84	0.08	0.03	0.11	(0.03)	—	(0.03)	10.92	1.03	178,675	0.68		0.71		115
01/31/18	10.92	0.11	0.70	0.81	(0.34)	—	(0.34)	11.39	7.53	133,158	0.71		0.93		125

SA Goldman Sachs Global Bond Portfolio — Class 2@
01/31/14	11.53	0.13	(0.25)	(0.12)	(0.11)	(0.10)	(0.21)	11.20	(1.02)	10,753	0.86		1.19		222
01/31/15	11.20	0.13	(0.38)	(0.25)	—	—	—	10.95	(2.23)	8,839	0.85		1.12		69
01/31/16	10.95	0.09	(0.25)	(0.16)	—	(0.05)	(0.05)	10.74	(1.48)	7,169	0.84		0.85		99
01/31/17	10.74	0.06	0.03	0.09	(0.01)	—	(0.01)	10.82	0.87	6,249	0.83		0.57		115
01/31/18	10.82	0.09	0.69	0.78	(0.32)	—	(0.32)	11.28	7.31	6,084	0.86		0.78		125

SA Goldman Sachs Global Bond Portfolio — Class 3@
01/31/14	11.46	0.12	(0.24)	(0.12)	(0.11)	(0.10)	(0.21)	11.13	(1.07)	275,388	0.96		1.10		222
01/31/15	11.13	0.11	(0.38)	(0.27)	—	—	—	10.86	(2.43)	274,670	0.95		1.01		69
01/31/16	10.86	0.08	(0.24)	(0.16)	—	(0.05)	(0.05)	10.65	(1.49)	262,904	0.94		0.75		99
01/31/17	10.65	0.05	0.03	0.08	(0.01)	—	(0.01)	10.72	0.73	298,933	0.93		0.46		115
01/31/18	10.72	0.07	0.69	0.76	(0.31)	—	(0.31)	11.17	7.23	315,873	0.96		0.68		125

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.02	0.60	0.62	(0.03)	(0.03)	(0.06)	10.56	6.23	108	0.81	†(1)	0.64	†(1)	46

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.60	0.61	(0.02)	(0.03)	(0.05)	10.56	6.17	11,601	1.06	†(1)	0.41	†(1)	46

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
@	See Note 1
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18†	1/18†
SA Goldman Sachs Multi-Asset Allocation Class 1	2.90%	(1.45)%
SA Goldman Sachs Multi-Asset Allocation Class 3	3.16	(1.69)

See Notes to Financial Statements

564

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)†	Ratio of net investment income to average net assets(1)†	Portfolio turnover

SA Index Allocation 60/40 Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.07	$1.40	$1.47	$(0.10)	$(0.08)	$(0.18)	$11.29	14.73%	$152	0.18%	0.63%	36%

SA Index Allocation 60/40 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.09	1.36	1.45	(0.08)	(0.08)	(0.16)	11.29	14.49	34,950	0.43	0.94	36

SA Index Allocation 80/20 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.07	1.85	1.92	(0.13)	(0.06)	(0.19)	11.73	19.32	119	0.18	0.70	23

SA Index Allocation 80/20 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	1.73	1.89	(0.11)	(0.06)	(0.17)	11.72	18.97	79,690	0.43	1.62	23

SA Index Allocation 90/10 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.15	2.02	2.17	(0.16)	(0.06)	(0.22)	11.95	21.78	268	0.18	1.36	18

SA Index Allocation 90/10 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.19	1.95	2.14	(0.13)	(0.06)	(0.19)	11.95	21.53	222,233	0.43	1.87	18

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	01/18†	01/18†
SA Index Allocation 60/40 Class 1 . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.44%	(0.63)%
SA Index Allocation 60/40 Class 3. . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.82	0.56
SA Index Allocation 80/20 Class 1 . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.36	(0.47)
SA Index Allocation 80/20 Class 3. . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.56	1.49
SA Index Allocation 90/10 Class 1 . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.64	0.90
SA Index Allocation 90/10 Class 3. . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.44	1.87

See Notes to Financial Statements

565

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA International Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.24	$2.15	$2.39	$(0.23)	$(0.03)	$(0.26)	$12.13	24.09%	$389,353	0.52	%†(1)	2.23	%†(1)	15%

SA International Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.18	2.18	2.36	(0.21)	(0.03)	(0.24)	12.12	23.73	402	0.77	†(1)	1.68	†(1)	15

SA Invesco Growth Opportunities Portfolio — Class 1@
01/31/14	8.40	(0.04)	2.42	2.38	—	(0.57)	(0.57)	10.21	28.71	79,176	0.80	(2)	(0.41	)(2)	81
01/31/15	10.21	(0.04)	0.27	0.23	—	(1.32)	(1.32)	9.12	4.15	104,633	0.79	(2)	(0.44	)(2)	82
01/31/16	9.12	(0.04)	(0.79)	(0.83)	—	(1.16)	(1.16)	7.13	(10.51)	97,228	0.79	(2)	(0.44	)(2)	60
01/31/17	7.13	(0.02)	1.45	1.43	—	(0.66)	(0.66)	7.90	20.62	105,375	0.79	(2)	(0.31	)(2)	57
01/31/18	7.90	(0.03)	2.03	2.00	—	(0.30)	(0.30)	9.60	25.64	121,703	0.79	(2)	(0.38	)(2)	38

SA Invesco Growth Opportunities Portfolio — Class 2@
01/31/14	8.25	(0.05)	2.37	2.32	—	(0.57)	(0.57)	10.00	28.50	4,167	0.96	(2)	(0.55	)(2)	81
01/31/15	10.00	(0.05)	0.25	0.20	—	(1.32)	(1.32)	8.88	3.94	3,660	0.94	(2)	(0.58	)(2)	82
01/31/16	8.88	(0.05)	(0.76)	(0.81)	—	(1.16)	(1.16)	6.91	(10.57)	2,989	0.94	(2)	(0.58	)(2)	60
01/31/17	6.91	(0.03)	1.40	1.37	—	(0.66)	(0.66)	7.62	20.40	3,026	0.94	(2)	(0.46	)(2)	57
01/31/18	7.62	(0.04)	1.96	1.92	—	(0.30)	(0.30)	9.24	25.53	3,134	0.94	(2)	(0.52	)(2)	38

SA Invesco Growth Opportunities Portfolio — Class 3@
01/31/14	8.16	(0.06)	2.34	2.28	—	(0.57)	(0.57)	9.87	28.32	210,968	1.06	(2)	(0.65	)(2)	81
01/31/15	9.87	(0.06)	0.25	0.19	—	(1.32)	(1.32)	8.74	3.87	189,902	1.04	(2)	(0.68	)(2)	82
01/31/16	8.74	(0.06)	(0.74)	(0.80)	—	(1.16)	(1.16)	6.78	(10.63)	151,349	1.04	(2)	(0.68	)(2)	60
01/31/17	6.78	(0.04)	1.38	1.34	—	(0.66)	(0.66)	7.46	20.35	166,823	1.04	(2)	(0.56	)(2)	57
01/31/18	7.46	(0.05)	1.91	1.86	—	(0.30)	(0.30)	9.02	25.27	173,168	1.04	(2)	(0.62	)(2)	38

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
@	See Note 1
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	01/18†	01/18†
SA International Index Class 1	0.58%	2.17%
SA International Index Class 3	1.14	1.31

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA Invesco Growth Opportunities Class 1	0.01%	0.01%	0.01%	0.01%	0.00%
SA Invesco Growth Opportunities Class 2	0.01	0.01	0.01	0.01	0.00
SA Invesco Growth Opportunities Class 3	0.01	0.01	0.01	0.01	0.00

See Notes to Financial Statements

566

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Invesco VCP Equity-Income Portfolio — Class 1@
09/26/16#- 01/31/17	$11.70	$0.06	$0.79	$0.85	$—	$—	$—	$12.55	7.26%	$107	0.86	%†(2)	1.31	%†(2)	179%
01/31/18	12.55	0.20	1.51	1.71	(0.12)	—	(0.12)	14.14	13.67	124	0.83	(1)(2)	1.50	(1)(2)	151

SA Invesco VCP Equity-Income Portfolio — Class 3@
05/01/13#- 01/31/14	10.00	0.04	0.85	0.89	(0.03)	(0.01)	(0.04)	10.85	8.89 (3)	76,672	1.23	†(1)	0.54	†(1)	52
01/31/15	10.85	0.10	0.74	0.84	(0.11)	(0.17)	(0.28)	11.41	7.74	237,408	1.23	(1)(2)	0.89	(1)(2)	114
01/31/16	11.41	0.08	(0.60)	(0.52)	(0.02)	—	(0.02)	10.87	(4.56)	718,952	1.23	(1)(2)	0.74	(1)(2)	135
01/31/17	10.87	0.14	1.59	1.73	(0.07)	(0.00)	(0.07)	12.53	15.98	1,183,005	1.15	(1)(2)	1.18	(1)(2)	179
01/31/18	12.53	0.16	1.53	1.69	(0.11)	—	(0.11)	14.11	13.54	1,610,083	1.08	(1)(2)	1.25	(1)(2)	151

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	See Note 1
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses									Net Investment Income (Loss)
Portfolio	1/14		1/15		1/16		1/17		1/18(2)	1/14		1/15		1/16		1/17		1/18(2)
SA Invesco Equity-Income Class 1	—%		—%		—%		—%		0.88%	—%		—%		—%		—%		1.45%
SA Invesco Equity-Income Class 3	1.71	†	1.27	(2)	1.20	(2)	1.16	(2)	1.13	0.06	†	0.86	(2)	0.76	(2)	1.17	(2)	1.20

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17		1/18
SA Invesco Equity-Income Class 1	—%	—%	0.00	%†	0.00%
SA Invesco Equity-Income Class 3	0.00	0.00	0.00		0.00

(3)	The Portfolio’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

567

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Janus Focused Growth Portfolio — Class 1
01/31/14	$10.14	$0.01	$2.68	$2.69	$(0.02)	$(0.33)	$(0.35)	$12.48	26.86%	$103,137	0.92%		0.03%		92%
01/31/15	12.48	(0.00)	1.39	1.39	(0.00)	(0.84)	(0.84)	13.03	11.54	187,091	0.89		(0.02)		64
01/31/16	13.03	(0.03)	(0.64)	(0.67)	—	(0.62)	(0.62)	11.74	(5.29)	114,577	0.90		(0.24)		70
01/31/17	11.74	(0.00)	1.26	1.26	—	(1.16)	(1.16)	11.84	11.16	113,795	0.84	(2)	(0.04	)(2)	126
01/31/18	11.84	0.01	3.93	3.94	—	(1.05)	(1.05)	14.73	34.31	190,836	0.80	(2)	0.04	(2)	48

SA Janus Focused Growth Portfolio — Class 2
01/31/14	10.03	(0.01)	2.67	2.66	(0.01)	(0.33)	(0.34)	12.35	26.76	14,157	1.07		(0.06)		92
01/31/15	12.35	(0.02)	1.37	1.35	—	(0.84)	(0.84)	12.86	11.33	12,586	1.05		(0.17)		64
01/31/16	12.86	(0.05)	(0.62)	(0.67)	—	(0.62)	(0.62)	11.57	(5.36)	10,196	1.05		(0.41)		70
01/31/17	11.57	(0.02)	1.24	1.22	—	(1.16)	(1.16)	11.63	10.98	8,884	0.99	(2)	(0.19	)(2)	126
01/31/18	11.63	(0.01)	3.84	3.83	—	(1.05)	(1.05)	14.41	33.97	10,096	0.95	(2)	(0.07	)(2)	48

SA Janus Focused Growth Portfolio — Class 3
01/31/14	9.96	(0.02)	2.64	2.62	(0.00)	(0.33)	(0.33)	12.25	26.59	131,156	1.17		(0.18)		92
01/31/15	12.25	(0.03)	1.36	1.33	—	(0.84)	(0.84)	12.74	11.26	141,944	1.15		(0.27)		64
01/31/16	12.74	(0.07)	(0.61)	(0.68)	—	(0.62)	(0.62)	11.44	(5.49)	126,066	1.15		(0.51)		70
01/31/17	11.44	(0.03)	1.22	1.19	—	(1.16)	(1.16)	11.47	10.84	130,043	1.09	(2)	(0.29	)(2)	126
01/31/18	11.47	(0.02)	3.79	3.77	—	(1.05)	(1.05)	14.19	33.92	144,926	1.05	(2)	(0.17	)(2)	48

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	1/17(1)	1/18(1)	1/17(1)	1/18(1)
SA Janus Focused Growth Class 1	0.90%	0.90%	(0.10)%	(0.06)%
SA Janus Focused Growth Class 2	1.05	1.05	(0.25)	(0.17)
SA Janus Focused Growth Class 3	1.15	1.15	(0.35)	(0.27)

See Notes to Financial Statements

568

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA JPMorgan Balanced Portfolio — Class 1@
01/31/14	$16.55	$0.26	$2.13	$2.39	$(0.27)	$—	$(0.27)	$18.67	14.51%	$89,077	0.78	%(1)	1.47	%(1)	106%
01/31/15	18.67	0.34	1.85	2.19	(0.28)	—	(0.28)	20.58	11.83	87,892	0.73	(1)	1.71	(1)	68
01/31/16	20.58	0.30	(0.72)	(0.42)	(0.37)	(1.58)	(1.95)	18.21	(2.29)	77,857	0.73	(1)	1.46	(1)	82
01/31/17	18.21	0.27	1.95	2.22	(0.32)	(0.85)	(1.17)	19.26	12.49	79,458	0.73	(1)	1.40	(1)	99
01/31/18	19.26	0.29	2.80	3.09	(0.33)	(1.01)	(1.34)	21.01	16.50	83,279	0.73	(1)(2)	1.45	(1)(2)	108

SA JPMorgan Balanced Portfolio — Class 2@
01/31/14	16.53	0.24	2.12	2.36	(0.25)	—	(0.25)	18.64	14.32	10,981	0.93	(1)	1.32	(1)	106
01/31/15	18.64	0.31	1.85	2.16	(0.26)	—	(0.26)	20.54	11.64	11,458	0.88	(1)	1.57	(1)	68
01/31/16	20.54	0.27	(0.72)	(0.45)	(0.34)	(1.58)	(1.92)	18.17	(2.47)	9,780	0.88	(1)	1.32	(1)	82
01/31/17	18.17	0.24	1.95	2.19	(0.29)	(0.85)	(1.14)	19.22	12.34	10,792	0.88	(1)	1.25	(1)	99
01/31/18	19.22	0.26	2.81	3.07	(0.31)	(1.01)	(1.32)	20.97	16.38	12,732	0.88	(1)(2)	1.29	(1)(2)	108

SA JPMorgan Balanced Portfolio — Class 3@
01/31/14	16.50	0.21	2.13	2.34	(0.24)	—	(0.24)	18.60	14.24	107,687	1.03	(1)	1.21	(1)	106
01/31/15	18.60	0.29	1.84	2.13	(0.24)	—	(0.24)	20.49	11.53	125,451	0.98	(1)	1.47	(1)	68
01/31/16	20.49	0.24	(0.71)	(0.47)	(0.32)	(1.58)	(1.90)	18.12	(2.53)	123,752	0.98	(1)	1.21	(1)	82
01/31/17	18.12	0.22	1.95	2.17	(0.28)	(0.85)	(1.13)	19.16	12.23	138,697	0.98	(1)	1.14	(1)	99
01/31/18	19.16	0.24	2.79	3.03	(0.29)	(1.01)	(1.30)	20.89	16.23	170,049	0.98	(1)(2)	1.19	(1)(2)	108

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA JPMorgan Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Balanced Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Balanced Class 3	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18(1)	1/18(1)
SA JPMorgan Balanced Class 1	0.74%	1.44%
SA JPMorgan Balanced Class 2	0.89	1.28
SA JPMorgan Balanced Class 3	0.99	1.18

See Notes to Financial Statements

569

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA JPMorgan Emerging Markets Portfolio — Class 1@
01/31/14	$8.25	$0.12	$(1.07)	$(0.95)	$(0.05)	$—	$(0.05)	$7.25	(11.62)%	$167,629	1.19%	1.65%	51%
01/31/15	7.25	0.15	0.02	0.17	(0.10)	—	(0.10)	7.32	2.31	234,473	1.12	1.92	54
01/31/16	7.32	0.12	(1.55)	(1.43)	(0.12)	—	(0.12)	5.77	(19.68)	237,213	1.13	1.79	59
01/31/17	5.77	0.13	1.35	1.48	(0.14)	—	(0.14)	7.11	25.63	169,400	1.15	1.88	67
01/31/18	7.11	0.13	2.99	3.12	(0.16)	—	(0.16)	10.07	44.22	200,885	1.12	1.56	49

SA JPMorgan Emerging Markets Portfolio — Class 2@
01/31/14	8.20	0.12	(1.09)	(0.97)	(0.03)	—	(0.03)	7.20	(11.85)	5,571	1.34	1.53	51
01/31/15	7.20	0.14	0.02	0.16	(0.09)	—	(0.09)	7.27	2.14	5,035	1.27	1.78	54
01/31/16	7.27	0.11	(1.53)	(1.42)	(0.11)	—	(0.11)	5.74	(19.70)	3,553	1.28	1.56	59
01/31/17	5.74	0.10	1.36	1.46	(0.12)	—	(0.12)	7.08	25.42	3,676	1.30	1.46	67
01/31/18	7.08	0.12	2.97	3.09	(0.15)	—	(0.15)	10.02	43.94	4,487	1.27	1.40	49

SA JPMorgan Emerging Markets Portfolio — Class 3@
01/31/14	8.14	0.11	(1.07)	(0.96)	(0.03)	—	(0.03)	7.15	(11.88)	159,494	1.44	1.43	51
01/31/15	7.15	0.13	0.02	0.15	(0.08)	—	(0.08)	7.22	2.07	159,734	1.37	1.70	54
01/31/16	7.22	0.10	(1.52)	(1.42)	(0.11)	—	(0.11)	5.69	(19.91)	129,174	1.38	1.47	59
01/31/17	5.69	0.09	1.35	1.44	(0.11)	—	(0.11)	7.02	25.36	146,034	1.40	1.33	67
01/31/18	7.02	0.11	2.96	3.07	(0.15)	—	(0.15)	9.94	43.91	168,305	1.37	1.31	49

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA JPMorgan Emerging Markets Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Emerging Markets Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Emerging Markets Class 3	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/18(1)	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/18(1)
SA JPMorgan Emerging Markets Class 1	1.29%	1.20%	1.22%	1.24%	1.22%	1.56%	1.83%	1.70%	1.79%	1.46%
SA JPMorgan Emerging Markets Class 2	1.44	1.35	1.37	1.40	1.37	1.44	1.69	1.48	1.36	1.30
SA JPMorgan Emerging Markets Class 3	1.54	1.45	1.47	1.50	1.47	1.33	1.61	1.39	1.23	1.21

See Notes to Financial Statements

570

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Equity-Income Portfolio — Class 1@
01/31/14	$24.69	$0.57	$4.35	$4.92	$(0.42)	$(0.52)	$(0.94)	$28.67	20.08%	$472,564	0.64%		2.08%		28%
01/31/15	28.67	0.68	3.51	4.19	(0.40)	(1.19)	(1.59)	31.27	14.94	727,505	0.60		2.20		20
01/31/16	31.27	0.68	(1.48)	(0.80)	(0.57)	(1.22)	(1.79)	28.68	(2.69)	764,330	0.58		2.19		23
01/31/17	28.68	0.68	5.16	5.84	(0.62)	(1.07)	(1.69)	32.83	20.77	898,336	0.57		2.19		26
01/31/18	32.83	0.70	6.60	7.30	(0.77)	(1.80)	(2.57)	37.56	22.93	950,519	0.57	(2)	2.00	(2)	14

SA JPMorgan Equity-Income Portfolio — Class 2@
01/31/14	24.66	0.55	4.32	4.87	(0.38)	(0.52)	(0.90)	28.63	19.89	12,292	0.79		1.98		28
01/31/15	28.63	0.65	3.49	4.14	(0.35)	(1.19)	(1.54)	31.23	14.78	11,573	0.75		2.06		20
01/31/16	31.23	0.64	(1.49)	(0.85)	(0.52)	(1.22)	(1.74)	28.64	(2.86)	10,342	0.73		2.06		23
01/31/17	28.64	0.64	5.15	5.79	(0.57)	(1.07)	(1.64)	32.79	20.61	10,771	0.72		2.05		26
01/31/18	32.79	0.65	6.58	7.23	(0.71)	(1.80)	(2.51)	37.51	22.74	11,350	0.72	(2)	1.86	(2)	14

SA JPMorgan Equity-Income Portfolio — Class 3@
01/31/14	24.63	0.51	4.33	4.84	(0.38)	(0.52)	(0.90)	28.57	19.78	164,406	0.89		1.85		28
01/31/15	28.57	0.61	3.49	4.10	(0.35)	(1.19)	(1.54)	31.13	14.65	201,697	0.85		1.96		20
01/31/16	31.13	0.61	(1.48)	(0.87)	(0.50)	(1.22)	(1.72)	28.54	(2.93)	198,631	0.83		1.95		23
01/31/17	28.54	0.61	5.13	5.74	(0.54)	(1.07)	(1.61)	32.67	20.51	228,252	0.82		1.95		26
01/31/18	32.67	0.61	6.54	7.15	(0.68)	(1.80)	(2.48)	37.34	22.58	253,011	0.82	(2)	1.76	(2)	14

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA JPMorgan Equity-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18(1)	1/18(1)
SA JPMorgan Equity-Income Class 1 . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.57%	2.00%
SA JPMorgan Equity-Income Class 2 . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.72	1.86
SA JPMorgan Equity-Income Class 3. . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.82	1.76
See Notes to Financial Statements

571

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Global Equities Portfolio — Class 1@
01/31/14	$15.14	$0.17	$2.34	$2.51	$(0.09)	$—	$(0.09)	$17.56	16.61%	$355,857	0.86%		1.03%		107%
01/31/15	17.56	0.34	0.78	1.12	(0.13)	—	(0.13)	18.55	6.42	476,334	0.79		1.81		85
01/31/16	18.55	0.26	(1.33)	(1.07)	(0.28)	(0.04)	(0.32)	17.16	(5.89)	521,970	0.76		1.39		60
01/31/17	17.16	0.29	2.39	2.68	(0.26)	—	(0.26)	19.58	15.72	517,220	0.76		1.58		92
01/31/18	19.58	0.29	5.08	5.37	(0.40)	—	(0.40)	24.55	27.61	538,327	0.76	(2)	1.32	(2)	88

SA JPMorgan Global Equities Portfolio — Class 2@
01/31/14	15.10	0.18	2.29	2.47	(0.06)	—	(0.06)	17.51	16.40	5,414	1.02		1.07		107
01/31/15	17.51	0.33	0.76	1.09	(0.10)	—	(0.10)	18.50	6.26	5,296	0.94		1.79		85
01/31/16	18.50	0.24	(1.34)	(1.10)	(0.24)	(0.04)	(0.28)	17.12	(6.01)	4,392	0.91		1.28		60
01/31/17	17.12	0.26	2.38	2.64	(0.23)	—	(0.23)	19.53	15.50	4,284	0.91		1.43		92
01/31/18	19.53	0.25	5.09	5.34	(0.37)	—	(0.37)	24.50	27.50	4,768	0.91	(2)	1.17	(2)	88

SA JPMorgan Global Equities Portfolio — Class 3@
01/31/14	15.04	0.15	2.31	2.46	(0.06)	—	(0.06)	17.44	16.34	38,140	1.12		0.93		107
01/31/15	17.44	0.31	0.75	1.06	(0.09)	—	(0.09)	18.41	6.10	39,092	1.04		1.66		85
01/31/16	18.41	0.22	(1.32)	(1.10)	(0.23)	(0.04)	(0.27)	17.04	(6.07)	33,857	1.01		1.17		60
01/31/17	17.04	0.24	2.37	2.61	(0.21)	—	(0.21)	19.44	15.39	35,721	1.01		1.31		92
01/31/18	19.44	0.23	5.05	5.28	(0.35)	—	(0.35)	24.37	27.31	40,255	1.01	(2)	1.06	(2)	88

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA JPMorgan Global Equities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18(1)	1/18(1)
SA JPMorgan Global Equities Class 1	0.76%	1.32%
SA JPMorgan Global Equities Class 2	0.91	1.17
SA JPMorgan Global Equities Class 3	1.01	1.06

See Notes to Financial Statements

572

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/14	$9.25	$0.12	$(0.28)	$(0.16)	$(0.13)	$(0.12)	$(0.25)	$8.84	(1.78)%	$548,331	0.65%		1.43%		227%
01/31/15	8.84	0.14	0.34	0.48	(0.12)	—	(0.12)	9.20	5.43	852,919	0.64	(1)	1.56	(1)	305
01/31/16	9.20	0.16	(0.23)	(0.07)	(0.11)	(0.22)	(0.33)	8.80	(0.78)	1,065,054	0.54	(1)	1.76	(1)	65
01/31/17	8.80	0.19	0.03	0.22	(0.17)	—	(0.17)	8.85	2.52	965,033	0.53	(1)	2.13	(1)	33
01/31/18	8.85	0.20	0.03	0.23	(0.22)	—	(0.22)	8.86	2.55	967,278	0.53	(1)	2.25	(1)	33

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/14	9.20	0.12	(0.30)	(0.18)	(0.11)	(0.12)	(0.23)	8.79	(1.97)	18,704	0.80		1.28		227
01/31/15	8.79	0.13	0.34	0.47	(0.10)	—	(0.10)	9.16	5.37	15,129	0.79	(1)	1.49	(1)	305
01/31/16	9.16	0.14	(0.22)	(0.08)	(0.09)	(0.22)	(0.31)	8.77	(0.90)	10,651	0.69	(1)	1.57	(1)	65
01/31/17	8.77	0.18	0.02	0.20	(0.16)	—	(0.16)	8.81	2.21	9,526	0.68	(1)	1.98	(1)	33
01/31/18	8.81	0.19	0.03	0.22	(0.20)	—	(0.20)	8.83	2.50	8,619	0.68	(1)	2.10	(1)	33

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/14	9.17	0.10	(0.29)	(0.19)	(0.11)	(0.12)	(0.23)	8.75	(2.12)	1,019,174	0.90		1.18		227
01/31/15	8.75	0.12	0.34	0.46	(0.10)	—	(0.10)	9.11	5.23	1,004,578	0.89	(1)	1.36	(1)	305
01/31/16	9.11	0.13	(0.21)	(0.08)	(0.09)	(0.22)	(0.31)	8.72	(0.95)	935,363	0.79	(1)	1.49	(1)	65
01/31/17	8.72	0.17	0.02	0.19	(0.15)	—	(0.15)	8.76	2.16	958,280	0.78	(1)	1.88	(1)	33
01/31/18	8.76	0.18	0.03	0.21	(0.20)	—	(0.20)	8.77	2.33	973,614	0.78	(1)	2.00	(1)	33

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
Portfolio	1/15	1/16	1/17	1/18	1/15	1/16	1/17	1/18
SA JPMorgan MFS Core Bond Class 1	0.64%	0.64%	0.63%	0.63%	1.56%	1.67%	2.03%	2.15%
SA JPMorgan MFS Core Bond Class 2	0.79	0.79	0.78	0.78	1.49	1.48	1.88	2.00
SA JPMorgan MFS Core Bond Class 3	0.89	0.89	0.88	0.88	1.36	1.40	1.78	1.90

See Notes to Financial Statements

573

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Mid-Cap Growth Portfolio — Class 1@
01/31/14	$13.18	$(0.02)	$4.31	$4.29	$—	$—	$—	$17.47	32.55%	$124,232	0.83%		(0.11)%		78%
01/31/15	17.47	(0.06)	1.75	1.69	—	(1.55)	(1.55)	17.61	10.46	174,081	0.81		(0.31)		53
01/31/16	17.61	(0.05)	(1.00)	(1.05)	—	(1.42)	(1.42)	15.14	(6.88)	223,093	0.80		(0.29)		58
01/31/17	15.14	(0.01)	2.59	2.58	—	(2.03)	(2.03)	15.69	17.61	184,053	0.81		(0.08)		43
01/31/18	15.69	(0.04)	4.94	4.90	—	(1.00)	(1.00)	19.59	31.83	203,680	0.80	(2)	(0.21	)(2)	47

SA JPMorgan Mid-Cap Growth Portfolio — Class 2@
01/31/14	12.96	(0.04)	4.24	4.20	—	—	—	17.16	32.41	18,908	0.98		(0.24)		78
01/31/15	17.16	(0.08)	1.72	1.64	—	(1.55)	(1.55)	17.25	10.36	17,671	0.96		(0.45)		53
01/31/16	17.25	(0.08)	(0.98)	(1.06)	—	(1.42)	(1.42)	14.77	(7.09)	14,163	0.95		(0.43)		58
01/31/17	14.77	(0.04)	2.54	2.50	—	(2.03)	(2.03)	15.24	17.50	13,824	0.96		(0.24)		43
01/31/18	15.24	(0.06)	4.78	4.72	—	(1.00)	(1.00)	18.96	31.59	15,783	0.95	(2)	(0.37	)(2)	47

SA JPMorgan Mid-Cap Growth Portfolio — Class 3@
01/31/14	12.84	(0.05)	4.19	4.14	—	—	—	16.98	32.24	152,430	1.08		(0.34)		78
01/31/15	16.98	(0.10)	1.70	1.60	—	(1.55)	(1.55)	17.03	10.22	151,864	1.06		(0.55)		53
01/31/16	17.03	(0.09)	(0.97)	(1.06)	—	(1.42)	(1.42)	14.55	(7.18)	128,135	1.05		(0.53)		58
01/31/17	14.55	(0.05)	2.50	2.45	—	(2.03)	(2.03)	14.97	17.42	144,257	1.06		(0.35)		43
01/31/18	14.97	(0.08)	4.69	4.61	—	(1.00)	(1.00)	18.58	31.42	162,852	1.05	(2)	(0.46	)(2)	47

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA JPMorgan Mid-Cap Growth Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.01	0.00	0.00	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.01	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/18(1)	1/18(1)
SA JPMorgan Mid-Cap Growth Class 1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.80%	(0.21)%
SA JPMorgan Mid-Cap Growth Class 2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.95	(0.37)
SA JPMorgan Mid-Cap Growth Class 3. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.05	(0.46)

See Notes to Financial Statements

574

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Large Cap Index Portfolio — Class 1@
01/31/14	$12.69	$0.20	$2.43	$2.63	$(0.05)	$—	$(0.05)	$15.27	20.72%	$715,800	0.47	(1)	1.46	(1)	58%
01/31/15	15.27	0.25	1.82	2.07	(0.11)	(0.13)	(0.24)	17.10	13.62	1,174,316	0.44	(1)	1.50	(1)	38
01/31/16	17.10	0.29	(0.47)	(0.18)	(0.19)	(0.26)	(0.45)	16.47	(1.08)	1,320,094	0.38	(1)	1.68	(1)	23
01/31/17	16.47	0.33	2.87	3.20	(0.25)	(0.17)	(0.42)	19.25	19.62	1,709,589	0.33	(1)	1.81	(1)	7
01/31/18	19.25	0.35	4.58	4.93	(0.33)	(0.24)	(0.57)	23.61	25.93	2,168,616	0.33	%(1)	1.66	%(1)	16

SA Large Cap Index Portfolio — Class 3@
10/06/17#- 01/31/18	21.24	0.03	2.32	2.35	—	—	—	23.59	11.06	6,660	0.59	%†(1)	0.57	%†(1)	16

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	See Note 1
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
Portfolio	1/14	1/15	1/16	1/17	1/18		1/14	1/15	1/16	1/17	1/18
SA Large Cap Index Class 1	0.45%	0.45%	0.44%	0.44%	0.44%		1.48%	1.54%	1.62%	1.70%	1.55%
SA Large Cap Index Class 3	—	—	—	—	0.70	†	—	—	—	—	0.46	†

See Notes to Financial Statements

575

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Legg Mason BW Large Cap Value Portfolio — Class 1
01/31/14	$24.47	$0.18	$4.78	$4.96	$(0.33)	$(1.63)	$(1.96)	$27.47	20.63%	$638,286	0.76	%(1)	0.67	%(1)	13%
01/31/15	27.47	0.14	1.83	1.97	(0.19)	(2.68)	(2.87)	26.57	7.52	688,896	0.75	(1)	0.49	(1)	28
01/31/16	26.57	0.26	(0.41)	(0.15)	(0.14)	(4.41)	(4.55)	21.87	(1.55)	666,660	0.74	(1)(2)	0.98	(1)(2)	126
01/31/17	21.87	0.40	4.05	4.45	(0.22)	(6.26)	(6.48)	19.84	23.05	899,493	0.70	(1)(2)	1.89	(1)(2)	51
01/31/18	19.84	0.36	4.62	4.98	(0.40)	(0.77)	(1.17)	23.65	25.65	977,480	0.70	(1)(2)	1.66	(1)(2)	47

SA Legg Mason BW Large Cap Value Portfolio — Class 2
01/31/14	24.45	0.14	4.77	4.91	(0.29)	(1.63)	(1.92)	27.44	20.41	68,823	0.91	(1)	0.51	(1)	13
01/31/15	27.44	0.10	1.83	1.93	(0.14)	(2.68)	(2.82)	26.55	7.38	61,129	0.90	(1)	0.35	(1)	28
01/31/16	26.55	0.22	(0.40)	(0.18)	(0.10)	(4.41)	(4.51)	21.86	(1.69)	51,134	0.89	(1)(2)	0.82	(1)(2)	126
01/31/17	21.86	0.38	4.04	4.42	(0.18)	(6.26)	(6.44)	19.84	22.87	51,509	0.85	(1)(2)	1.78	(1)(2)	51
01/31/18	19.84	0.32	4.62	4.94	(0.36)	(0.77)	(1.13)	23.65	25.46	53,260	0.85	(1)(2)	1.50	(1)(2)	47

SA Legg Mason BW Large Cap Value Portfolio — Class 3
01/31/14	24.39	0.11	4.75	4.86	(0.26)	(1.63)	(1.89)	27.36	20.28	615,428	1.01	(1)	0.41	(1)	13
01/31/15	27.36	0.07	1.82	1.89	(0.11)	(2.68)	(2.79)	26.46	7.26	583,624	1.00	(1)	0.25	(1)	28
01/31/16	26.46	0.19	(0.39)	(0.20)	(0.07)	(4.41)	(4.48)	21.78	(1.77)	502,927	0.99	(1)(2)	0.72	(1)(2)	126
01/31/17	21.78	0.36	4.01	4.37	(0.15)	(6.26)	(6.41)	19.74	22.74	531,460	0.95	(1)(2)	1.67	(1)(2)	51
01/31/18	19.74	0.30	4.59	4.89	(0.34)	(0.77)	(1.11)	23.52	25.33	570,935	0.95	(1)(2)	1.40	(1)(2)	47

SA Legg Mason Tactical Opportunities Portfolio — Class 1
10/06/17#-01/31/18	10.00	0.03	0.61	0.64	(0.04)	—	(0.04)	10.60	6.38 (3)	133	0.81	(1)(2)†	0.93	(1)(2)†	5

SA Legg Mason Tactical Opportunities Portfolio — Class 3
10/06/17#-01/31/18	10.00	0.02	0.61	0.63	(0.03)	—	(0.03)	10.60	6.33 (3)	14,410	1.06	(1)(2)†	0.69	(1)(2)†	5

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA Legg Mason BW Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Legg Mason BW Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00
SA Legg Mason BW Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00
SA Legg Mason Tactical Opportunities Class 1	—	—	—	—	0.00
SA Legg Mason Tactical Opportunities Class 3	—	—	—	—	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
Portfolio	1/16(1)	1/17(1)	1/18(1)		1/16(1)	1/17(1)	1/18(1)
SA Legg Mason BW Large Cap Value Class 1	0.76%	0.75%	0.75%		0.96%	1.84%	1.61%
SA Legg Mason BW Large Cap Value Class 2	0.91	0.91	0.90		0.80	1.73	1.45
SA Legg Mason BW Large Cap Value Class 3	1.01	1.00	1.00		0.70	1.62	1.35
SA Legg Mason Tactical Opportunities Class 1	—	—	3.81	†	—	—	(2.07	)†
SA Legg Mason Tactical Opportunities Class 3	—	—	4.07	†	—	—	(2.32	)†

(3)	The Portfolio’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

576

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Blue Chip Growth Portfolio — Class 1@
01/31/14	$8.04	$0.03	$1.91	$1.94	$(0.03)	$(0.69)	$(0.72)	$9.26	24.89%	$11,953	0.85	%(1)	0.34	%(1)	255%
01/31/15	9.26	0.06	1.09	1.15	(0.00)	(0.47)	(0.47)	9.94	12.79	306,990	0.73		0.65		44
01/31/16	9.94	0.07	(0.08)	(0.01)	(0.04)	(0.18)	(0.22)	9.71	(0.18)	364,443	0.72		0.64		48
01/31/17	9.71	0.08	1.60	1.68	(0.06)	(0.33)	(0.39)	11.00	17.51	389,551	0.71	(2)	0.73	(2)	59
01/31/18	11.00	0.06	3.35	3.41	(0.09)	(0.26)	(0.35)	14.06	31.36	548,669	0.70		0.48		66

SA MFS Blue Chip Growth Portfolio — Class 2@
01/31/14	8.02	0.02	1.91	1.93	(0.02)	(0.69)	(0.71)	9.24	24.74	3,495	1.00	(1)	0.19	(1)	255
01/31/15	9.24	0.06	1.07	1.13	—	(0.47)	(0.47)	9.90	12.54	3,768	0.89		0.61		44
01/31/16	9.90	0.05	(0.07)	(0.02)	(0.03)	(0.18)	(0.21)	9.67	(0.33)	3,407	0.87		0.50		48
01/31/17	9.67	0.06	1.61	1.67	(0.05)	(0.33)	(0.38)	10.96	17.38	3,294	0.86	(2)	0.59	(2)	59
01/31/18	10.96	0.04	3.34	3.38	(0.07)	(0.26)	(0.33)	14.01	31.19	3,760	0.85		0.35		66

SA MFS Blue Chip Growth Portfolio — Class 3@
01/31/14	8.00	0.01	1.90	1.91	(0.01)	(0.69)	(0.70)	9.21	24.61	84,479	1.10	(1)	0.09	(1)	255
01/31/15	9.21	0.05	1.06	1.11	—	(0.47)	(0.47)	9.85	12.36	100,954	0.99		0.51		44
01/31/16	9.85	0.04	(0.07)	(0.03)	(0.02)	(0.18)	(0.20)	9.62	(0.40)	102,594	0.97		0.40		48
01/31/17	9.62	0.05	1.60	1.65	(0.04)	(0.33)	(0.37)	10.90	17.29	120,537	0.96	(2)	0.48	(2)	59
01/31/18	10.90	0.03	3.31	3.34	(0.06)	(0.26)	(0.32)	13.92	31.00	139,469	0.95		0.25		66

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	During the below stated periods, the investment adviser either waived or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/14	1/14
SA MFS Blue Chip Growth Class 1	0.82%	0.37%
SA MFS Blue Chip Growth Class 2	0.97	0.22
SA MFS Blue Chip Growth Class 3	1.07	0.13

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/17
SA MFS Blue Chip Growth Class 1	0.00%
SA MFS Blue Chip Growth Class 2	0.00
SA MFS Blue Chip Growth Class 3	0.00

See Notes to Financial Statements

577

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/14	$16.98	$0.17	$3.34	$3.51	$(0.12)	$(0.38)	$(0.50)	$19.99	20.82%	$447,124	0.74%	0.90%	22%
01/31/15	19.99	0.20	1.79	1.99	(0.13)	(0.85)	(0.98)	21.00	10.18	738,358	0.72	0.92	18
01/31/16	21.00	0.18	(0.18)	0.00	(0.19)	(1.07)	(1.26)	19.74	(0.23)	644,192	0.71	0.83	23
01/31/17	19.74	0.18	3.00	3.18	(0.19)	(1.87)	(2.06)	20.86	16.74	685,288	0.70	0.88	18
01/31/18	20.86	0.17	5.35	5.52	(0.24)	(0.60)	(0.84)	25.54	26.91	784,894	0.70	0.74	14

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/14	16.98	0.15	3.32	3.47	(0.09)	(0.38)	(0.47)	19.98	20.58	12,552	0.89	0.81	22
01/31/15	19.98	0.18	1.77	1.95	(0.09)	(0.85)	(0.94)	20.99	10.00	11,725	0.87	0.79	18
01/31/16	20.99	0.15	(0.18)	(0.03)	(0.15)	(1.07)	(1.22)	19.74	(0.36)	9,167	0.86	0.68	23
01/31/17	19.74	0.15	3.00	3.15	(0.15)	(1.87)	(2.02)	20.87	16.56	9,120	0.85	0.74	18
01/31/18	20.87	0.14	5.35	5.49	(0.21)	(0.60)	(0.81)	25.55	26.71	10,005	0.85	0.59	14

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/14	16.93	0.13	3.32	3.45	(0.08)	(0.38)	(0.46)	19.92	20.51	378,681	0.99	0.70	22
01/31/15	19.92	0.16	1.76	1.92	(0.08)	(0.85)	(0.93)	20.91	9.86	393,514	0.97	0.68	18
01/31/16	20.91	0.12	(0.17)	(0.05)	(0.13)	(1.07)	(1.20)	19.66	(0.44)	364,196	0.96	0.58	23
01/31/17	19.66	0.13	2.99	3.12	(0.14)	(1.87)	(2.01)	20.77	16.44	397,306	0.95	0.63	18
01/31/18	20.77	0.11	5.33	5.44	(0.19)	(0.60)	(0.79)	25.42	26.58	429,122	0.95	0.49	14

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA MFS Massachusetts Investors Trust Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00	0.00	0.00	0.00	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

578

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

SA MFS Telecom Utility Portfolio — Class 1@
01/31/14	$12.61	$0.38	$1.53	$1.91	$(0.33)	$—	$(0.33)	$14.19	15.25%	$22,341	1.08%	2.76%	45%
01/31/15	14.19	0.41	1.20	1.61	(0.43)	—	(0.43)	15.37	11.41	22,214	0.95	2.59	43
01/31/16	15.37	0.29	(1.89)	(1.60)	(0.74)	—	(0.74)	13.03	(10.75)	16,326	1.00	1.94	44
01/31/17	13.03	0.31	1.39	1.70	(0.42)	(0.29)	(0.71)	14.02	12.94	15,966	0.97	2.19	39
01/31/18	14.02	0.35	1.45	1.80	(0.41)	(0.15)	(0.56)	15.26	12.90	15,559	0.97	2.32	31

SA MFS Telecom Utility Portfolio — Class 2@
01/31/14	12.60	0.36	1.53	1.89	(0.31)	—	(0.31)	14.18	15.06	2,418	1.23	2.63	45
01/31/15	14.18	0.38	1.21	1.59	(0.38)	—	(0.38)	15.39	11.28	2,481	1.10	2.44	43
01/31/16	15.39	0.27	(1.90)	(1.63)	(0.71)	—	(0.71)	13.05	(10.90)	1,856	1.15	1.79	44
01/31/17	13.05	0.29	1.38	1.67	(0.39)	(0.29)	(0.68)	14.04	12.74	1,704	1.12	2.05	39
01/31/18	14.04	0.33	1.46	1.79	(0.39)	(0.15)	(0.54)	15.29	12.76	1,675	1.12	2.17	31

SA MFS Telecom Utility Portfolio — Class 3@
01/31/14	12.56	0.34	1.53	1.87	(0.30)	—	(0.30)	14.13	14.97	26,653	1.32	2.49	45
01/31/15	14.13	0.35	1.21	1.56	(0.37)	—	(0.37)	15.32	11.10	30,289	1.20	2.28	43
01/31/16	15.32	0.25	(1.88)	(1.63)	(0.70)	—	(0.70)	12.99	(10.97)	25,185	1.25	1.69	44
01/31/17	12.99	0.27	1.38	1.65	(0.38)	(0.29)	(0.67)	13.97	12.61	27,076	1.22	1.94	39
01/31/18	13.97	0.31	1.46	1.77	(0.37)	(0.15)	(0.52)	15.22	12.73	26,395	1.22	2.07	31

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA MFS Telecom Utility Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
SA MFS Telecom Utility Class 2	0.01	0.01	0.01	0.01	0.01
SA MFS Telecom Utility Class 3	0.01	0.01	0.01	0.01	0.01

See Notes to Financial Statements

579

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average netassets(1)	Portfolio turnover
SA MFS Total Return Portfolio — Class 1
01/31/14	$16.24	$0.35	$1.72	$2.07	$(0.42)	$—	$(0.42)	$17.89	12.81%	$250,645	0.70%	2.00%	44%
01/31/15	17.89	0.42	1.17	1.59	(0.41)	—	(0.41)	19.07	8.96	233,620	0.69	2.21	31
01/31/16	19.07	0.40	(0.64)	(0.24)	(0.48)	—	(0.48)	18.35	(1.31)	197,724	0.69	2.05	38
01/31/17	18.35	0.41	1.89	2.30	(0.46)	(1.16)	(1.62)	19.03	12.74	193,053	0.70	2.15	32
01/31/18	19.03	0.36	2.17	2.53	(0.51)	(1.11)	(1.62)	19.94	13.67	192,656	0.70	1.84	31
SA MFS Total Return Portfolio — Class 2
01/31/14	16.23	0.33	1.71	2.04	(0.39)	—	(0.39)	17.88	12.63	41,859	0.85	1.85	44
01/31/15	17.88	0.39	1.17	1.56	(0.38)	—	(0.38)	19.06	8.78	37,921	0.84	2.06	31
01/31/16	19.06	0.37	(0.63)	(0.26)	(0.45)	—	(0.45)	18.35	(1.44)	31,255	0.84	1.90	38
01/31/17	18.35	0.39	1.87	2.26	(0.42)	(1.16)	(1.58)	19.03	12.54	29,714	0.85	2.00	32
01/31/18	19.03	0.33	2.18	2.51	(0.48)	(1.11)	(1.59)	19.95	13.54	29,151	0.85	1.69	31
SA MFS Total Return Portfolio — Class 3
01/31/14	16.20	0.31	1.70	2.01	(0.37)	—	(0.37)	17.84	12.51	351,335	0.95	1.75	44
01/31/15	17.84	0.37	1.17	1.54	(0.36)	—	(0.36)	19.02	8.70	339,088	0.94	1.95	31
01/31/16	19.02	0.35	(0.63)	(0.28)	(0.43)	—	(0.43)	18.31	(1.54)	296,540	0.94	1.80	38
01/31/17	18.31	0.36	1.89	2.25	(0.41)	(1.16)	(1.57)	18.99	12.47	311,860	0.95	1.90	32
01/31/18	18.99	0.31	2.16	2.47	(0.46)	(1.11)	(1.57)	19.89	13.38	332,869	0.95	1.59	31

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA MFS Total Return Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Total Return Class 2	0.00	0.00	0.00	0.00	0.00
SA MFS Total Return Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

580

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Mid Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.11	$1.57	$1.68	$(0.09)	$(0.07)	$(0.16)	$11.52	16.94	$175,119	0.40	(1)%†	1.08	(1)%†	23%

SA Mid Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.08	1.57	1.65	(0.07)	(0.07)	(0.14)	11.51	16.60	358	0.65	(1)†	0.83	(1)†	23

SA Morgan Stanley International Equities Portfolio — Class 1@
01/31/14	9.18	0.15	0.83	0.98	(0.27)	—	(0.27)	9.89	10.63	54,709	0.99		1.52		45
01/31/15	9.89	0.23	(0.45)	(0.22)	(0.16)	—	(0.16)	9.51	(2.16)	67,362	0.93	(2)	2.31	(2)	99
01/31/16	9.51	0.12	(0.66)	(0.54)	(0.20)	—	(0.20)	8.77	(5.81)	240,105	0.90	(2)	1.30	(2)	27
01/31/17	8.77	0.16	0.26	0.42	(0.12)	—	(0.12)	9.07	4.73	303,787	0.89	(2)	1.80	(2)	33
01/31/18	9.07	0.14	2.24	2.38	(0.12)	—	(0.12)	11.33	26.39	419,078	0.87	(2)	1.37	(2)	33

SA Morgan Stanley International Equities Portfolio — Class 2@
01/31/14	9.13	0.14	0.82	0.96	(0.25)	—	(0.25)	9.84	10.51	18,054	1.14		1.40		45
01/31/15	9.84	0.22	(0.45)	(0.23)	(0.15)	—	(0.15)	9.46	(2.36)	15,454	1.08	(2)	2.20	(2)	99
01/31/16	9.46	0.16	(0.71)	(0.55)	(0.18)	—	(0.18)	8.73	(5.91)	12,593	1.06	(2)	1.68	(2)	27
01/31/17	8.73	0.17	0.23	0.40	(0.10)	—	(0.10)	9.03	4.55	10,917	1.04	(2)	1.87	(2)	33
01/31/18	9.03	0.14	2.22	2.36	(0.11)	—	(0.11)	11.28	26.20	11,974	1.02	(2)	1.35	(2)	33

SA Morgan Stanley International Equities Portfolio — Class 3@
01/31/14	9.12	0.12	0.82	0.94	(0.24)	—	(0.24)	9.82	10.33	184,390	1.24		1.26		45
01/31/15	9.82	0.21	(0.45)	(0.24)	(0.14)	—	(0.14)	9.44	(2.45)	169,194	1.18	(2)	2.07	(2)	99
01/31/16	9.44	0.15	(0.71)	(0.56)	(0.17)	—	(0.17)	8.71	(6.01)	145,583	1.16	(2)	1.55	(2)	27
01/31/17	8.71	0.15	0.24	0.39	(0.09)	—	(0.09)	9.01	4.47	148,419	1.14	(2)	1.69	(2)	33
01/31/18	9.01	0.13	2.21	2.34	(0.10)	—	(0.10)	11.25	26.05	159,607	1.12	(2)	1.25	(2)	33

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	See Note 1
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	01/18†	01/18†
SA Mid Cap Index Class 1 . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.42%	1.07%
SA Mid Cap Index Class 3. . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.84	0.64

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18
SA Morgan Stanley International Equities Class 1	0.00%	0.01%	0.00%	0.00%
SA Morgan Stanley International Equities Class 2	0.00	0.01	0.00	0.00
SA Morgan Stanley International Equities Class 3	0.00	0.01	0.00	0.00

See Notes to Financial Statements

581

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Oppenheimer Main Street Large Cap Portfolio — Class 1@
01/31/14	$13.94	$0.11	$2.86	$2.97	$(0.09)	$—	$(0.09)	$16.82	21.33%	$110,533	0.86%		0.69%		61%
01/31/15	16.82	0.15	1.65	1.80	(0.07)	—	(0.07)	18.55	10.74	170,420	0.82		0.81		54
01/31/16	18.55	0.20	0.03	0.23	(0.12)	(0.86)	(0.98)	17.80	1.05	225,320	0.80		1.08		52
01/31/17	17.80	0.23	3.16	3.39	(0.15)	(0.63)	(0.78)	20.41	19.34	299,651	0.78		1.19		32
01/31/18	20.41	0.24	3.79	4.03	(0.23)	(0.54)	(0.77)	23.67	20.02	364,981	0.77		1.09		43

SA Oppenheimer Main Street Large Cap Portfolio — Class 2@
01/31/14	13.93	0.09	2.85	2.94	(0.07)	—	(0.07)	16.80	21.13	6,217	1.02		0.57		61
01/31/15	16.80	0.12	1.65	1.77	(0.05)	—	(0.05)	18.52	10.55	5,759	0.97		0.66		54
01/31/16	18.52	0.18	0.02	0.20	(0.08)	(0.86)	(0.94)	17.78	0.93	5,128	0.95		0.92		52
01/31/17	17.78	0.21	3.16	3.37	(0.12)	(0.63)	(0.75)	20.40	19.21	4,649	0.93		1.05		32
01/31/18	20.40	0.21	3.78	3.99	(0.19)	(0.54)	(0.73)	23.66	19.82	4,324	0.92		0.97		43

SA Oppenheimer Main Street Large Cap Portfolio — Class 3@
01/31/14	13.90	0.07	2.86	2.93	(0.06)	—	(0.06)	16.77	21.07	61,787	1.11		0.44		61
01/31/15	16.77	0.10	1.65	1.75	(0.04)	—	(0.04)	18.48	10.42	79,979	1.07		0.56		54
01/31/16	18.48	0.16	0.02	0.18	(0.07)	(0.86)	(0.93)	17.73	0.83	79,840	1.05		0.82		52
01/31/17	17.73	0.18	3.16	3.34	(0.11)	(0.63)	(0.74)	20.33	19.08	96,682	1.03		0.95		32
01/31/18	20.33	0.19	3.76	3.95	(0.18)	(0.54)	(0.72)	23.56	19.69	107,322	1.02		0.85		43

SA PIMCO VCP Tactical Balanced Portfolio — Class 1@
09/26/16#- 01/31/17	11.08	0.00	0.21	0.21	—	—	—	11.29	1.90	102	0.91	†	0.06	†	150
01/31/18	11.29	0.08	2.05	2.13	(0.03)	(0.60)	(0.63)	12.79	19.25	121	0.89		0.66		458

SA PIMCO VCP Tactical Balanced Portfolio — Class 3@
05/01/13#- 01/31/14	10.00	(0.04)	0.73	0.69	(0.06)	(0.29)	(0.35)	10.34	6.89	73,541	1.16	†(1)	(0.62	)†(1)	46
01/31/15	10.34	(0.05)	0.72	0.67	—	(0.39)	(0.39)	10.62	6.46	222,442	1.16	(1)	(0.49	)(1)	55
01/31/16	10.62	(0.04)	(0.49)	(0.53)	—	(0.00)	(0.00)	10.09	(4.97)	572,776	1.16	(1)	(0.42	)(1)	66
01/31/17	10.09	(0.01)	1.20	1.19	—	—	—	11.28	11.79	1,069,950	1.16	(1)	(0.12	)(1)	150
01/31/18	11.28	0.05	2.04	2.09	(0.02)	(0.60)	(0.62)	12.75	18.91	1,364,617	1.14	(1)	0.41	(1)	458

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	See Note 1
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/14†	1/15	1/16	1/17	1/18	1/14†	1/15	1/16	1/17	1/18
SA PIMCO VCP Tactical Balanced Class 3	1.63%	1.22%	1.16%	1.15%	1.14%	(1.09)%	(0.54)%	(0.42)%	(0.11)%	0.41%

See Notes to Financial Statements

582

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

SA PineBridge High-Yield Bond Portfolio — Class 1@
01/31/14	$5.98	$0.37	$0.03	$0.40	$(0.34)	$—	$(0.34)	$6.04	6.83%	$222,289	0.66%	6.29%	85%
01/31/15	6.04	0.35	(0.29)	0.06	(0.31)	—	(0.31)	5.79	0.99	288,427	0.65	5.82	71
01/31/16	5.79	0.35	(0.72)	(0.37)	(0.31)	—	(0.31)	5.11	(6.69)	307,191	0.64	6.13	78
01/31/17	5.11	0.37	0.76	1.13	(0.39)	—	(0.39)	5.85	22.47	294,382	0.64	6.67	108
01/31/18	5.85	0.35	0.13	0.48	(0.55)	—	(0.55)	5.78	8.30	188,572	0.65	5.75	99

SA PineBridge High-Yield Bond Portfolio — Class 2@
01/31/14	5.97	0.38	0.01	0.39	(0.33)	—	(0.33)	6.03	6.66	16,144	0.82	6.18	85
01/31/15	6.03	0.35	(0.30)	0.05	(0.30)	—	(0.30)	5.78	0.81	12,841	0.80	5.68	71
01/31/16	5.78	0.34	(0.72)	(0.38)	(0.30)	—	(0.30)	5.10	(6.89)	10,267	0.79	5.97	78
01/31/17	5.10	0.36	0.77	1.13	(0.38)	—	(0.38)	5.85	22.51	10,121	0.79	6.51	108
01/31/18	5.85	0.33	0.13	0.46	(0.54)	—	(0.54)	5.77	7.94	9,398	0.80	5.54	99

SA PineBridge High-Yield Bond Portfolio — Class 3@
01/31/14	5.95	0.37	0.00	0.37	(0.32)	—	(0.32)	6.00	6.43	197,270	0.92	6.07	85
01/31/15	6.00	0.34	(0.29)	0.05	(0.30)	—	(0.30)	5.75	0.73	190,077	0.90	5.57	71
01/31/16	5.75	0.33	(0.70)	(0.37)	(0.30)	—	(0.30)	5.08	(6.82)	191,653	0.89	5.88	78
01/31/17	5.08	0.36	0.74	1.10	(0.37)	—	(0.37)	5.81	22.08	184,479	0.88	6.42	108
01/31/18	5.81	0.32	0.15	0.47	(0.54)	—	(0.54)	5.74	8.05	179,644	0.90	5.45	99

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1

See Notes to Financial Statements

583

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Putnam International Growth and Income Portfolio — Class 1@
01/31/14	$9.37	$0.16	$1.00	$1.16	$(0.21)	$—	$(0.21)	$10.32	12.37%	$175,655	0.96%	1.68%	46%
01/31/15	10.32	0.31	(0.92)	(0.61)	(0.19)	—	(0.19)	9.52	(5.88)	210,646	0.93	2.97	53
01/31/16	9.52	0.17	(0.71)	(0.54)	(0.26)	—	(0.26)	8.72	(5.91)	192,684	0.94	1.78	31
01/31/17	8.72	0.19	0.62	0.81	(0.17)	—	(0.17)	9.36	9.34	193,538	0.94	2.12	24
01/31/18	9.36	0.22	2.37	2.59	(0.16)	—	(0.16)	11.79	27.84	185,609	0.95	2.10	14

SA Putnam International Growth and Income Portfolio — Class 2@
01/31/14	9.40	0.18	0.97	1.15	(0.19)	—	(0.19)	10.36	12.27	8,967	1.11	1.77	46
01/31/15	10.36	0.34	(0.97)	(0.63)	(0.18)	—	(0.18)	9.55	(6.13)	7,428	1.08	3.22	53
01/31/16	9.55	0.17	(0.73)	(0.56)	(0.24)	—	(0.24)	8.75	(6.07)	5,928	1.08	1.70	31
01/31/17	8.75	0.18	0.63	0.81	(0.15)	—	(0.15)	9.41	9.34	5,764	1.09	1.98	24
01/31/18	9.41	0.21	2.37	2.58	(0.15)	—	(0.15)	11.84	27.50	6,383	1.10	1.99	14

SA Putnam International Growth and Income Portfolio — Class 3@
01/31/14	9.37	0.17	0.97	1.14	(0.18)	—	(0.18)	10.33	12.18	196,338	1.22	1.73	46
01/31/15	10.33	0.32	(0.96)	(0.64)	(0.16)	—	(0.16)	9.53	(6.18)	172,174	1.18	3.10	53
01/31/16	9.53	0.16	(0.73)	(0.57)	(0.23)	—	(0.23)	8.73	(6.18)	142,252	1.18	1.59	31
01/31/17	8.73	0.17	0.62	0.79	(0.14)	—	(0.14)	9.38	9.14	141,664	1.19	1.87	24
01/31/18	9.38	0.20	2.37	2.57	(0.14)	—	(0.14)	11.81	27.46	145,565	1.20	1.90	14

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA Putnam International Growth and Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Putnam International Growth and Income Class 2	0.00	0.00	0.00	0.00	0.00
SA Putnam International Growth and Income Class 3	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/18(1)	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/18(1)
SA Putnam International Growth and Income Class 1	1.01%	0.98%	0.99%	0.99%	1.00%	1.63%	2.92%	1.73%	2.07%	2.05%
SA Putnam International Growth and Income Class 2	1.16	1.13	1.13	1.14	1.15	1.72	3.17	1.65	1.93	1.94
SA Putnam International Growth and Income Class 3	1.27	1.23	1.23	1.24	1.25	1.68	3.05	1.54	1.82	1.85

See Notes to Financial Statements

584

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Pyramis® Real Estate Portfolio — Class 1@
01/31/14	$14.97	$0.25	$(0.37)	$(0.12)	$(0.18)	$—	$(0.18)	$14.67	(0.83)%	$115,103	0.81%		1.73%		136%
01/31/15	14.67	0.29	4.32	4.61	(0.23)	(1.37)	(1.60)	17.68	33.52	219,872	0.81	(1)	1.83	(1)	79
01/31/16	17.68	0.33	(1.71)	(1.38)	(0.30)	(1.56)	(1.86)	14.44	(7.86)	197,728	0.80	(1)	2.09	(1)	75
01/31/17	14.44	0.37	1.39	1.76	(0.37)	(0.79)	(1.16)	15.04	12.01	177,817	0.80	(1)	2.36	(1)	77
01/31/18	15.04	0.28	0.03	0.31	(0.45)	(2.12)	(2.57)	12.78	1.71	84,195	0.81	(1)	1.81	(1)	47

SA Pyramis® Real Estate Portfolio — Class 2@
01/31/14	14.93	0.21	(0.36)	(0.15)	(0.15)	—	(0.15)	14.63	(1.00)	8,728	0.96		1.44		136
01/31/15	14.63	0.27	4.30	4.57	(0.20)	(1.37)	(1.57)	17.63	33.32	8,962	0.96	(1)	1.64	(1)	79
01/31/16	17.63	0.31	(1.71)	(1.40)	(0.27)	(1.56)	(1.83)	14.40	(7.99)	6,760	0.95	(1)	1.93	(1)	75
01/31/17	14.40	0.33	1.41	1.74	(0.35)	(0.79)	(1.14)	15.00	11.87	6,379	0.95	(1)	2.13	(1)	77
01/31/18	15.00	0.25	0.03	0.28	(0.42)	(2.12)	(2.54)	12.74	1.51	5,208	0.96	(1)	1.66	(1)	47

SA Pyramis® Real Estate Portfolio — Class 3@
01/31/14	14.86	0.20	(0.35)	(0.15)	(0.14)	—	(0.14)	14.57	(1.02)	280,919	1.06		1.34		136
01/31/15	14.57	0.25	4.27	4.52	(0.18)	(1.37)	(1.55)	17.54	33.12	277,581	1.06	(1)	1.56	(1)	79
01/31/16	17.54	0.29	(1.70)	(1.41)	(0.25)	(1.56)	(1.81)	14.32	(8.08)	219,487	1.05	(1)	1.84	(1)	75
01/31/17	14.32	0.31	1.40	1.71	(0.33)	(0.79)	(1.12)	14.91	11.72	217,992	1.05	(1)	2.01	(1)	77
01/31/18	14.91	0.23	0.04	0.27	(0.41)	(2.12)	(2.53)	12.65	1.44	202,667	1.06	(1)	1.56	(1)	47

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18
SA Pyramis® Real Estate Class 1	0.00%	0.01%	0.00%	0.00%
SA Pyramis® Real Estate Class 2	0.00	0.01	0.00	0.00
SA Pyramis® Real Estate Class 3	0.00	0.01	0.00	0.00

See Notes to Financial Statements

585

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Schroders VCP Global Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$10.85	$0.03	$0.19	$0.22	$—	$(0.16)	$(0.16)	$10.91	1.97%	$102	0.90	%†	0.82	%†	110%
01/31/18	10.91	0.15	1.57	1.72	—	(0.13)	(0.13)	12.50	15.82	118	0.90		1.31		108

SA Schroders VCP Global Allocation Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.15	0.15	—	—	—	10.15	1.50	12,374	1.15	†	(0.73	)†	0
01/31/17	10.15	0.05	0.86	0.91	—	(0.16)	(0.16)	10.90	8.95	407,509	1.15		0.46		110
01/31/18	10.90	0.12	1.56	1.68	—	(0.13)	(0.13)	12.45	15.46	625,739	1.15		1.08		108

SA Small Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.08	1.71	1.79	(0.07)	(0.07)	(0.14)	11.65	17.94	169,759	0.45	†	0.76	†	14

SA Small Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.04	1.72	1.76	(0.05)	(0.07)	(0.12)	11.64	17.61	335	0.70	†	0.40	†	14

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/16		1/17		1/18	1/16		1/17		1/18
SA Schroders VCP Global Allocation Class 1	—%		0.94	%†	0.90%	—%		0.78	%†	1.31%
SA Schroders VCP Global Allocation Class 3	12.10	†	1.24		1.15	11.68	†	0.37		1.08
SA Small Cap Index Class 1	—		—		0.56	—		—		0.64
SA Small Cap Index Class 3	—		—		0.95	—		—		0.15

See Notes to Financial Statements

586

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.02	$0.73	$0.75	$(0.03)	$—	$(0.03)	$10.72	7.56%	$111	0.81	%†	0.69	%†	13%

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.01	0.74	0.75	(0.03)	—	(0.03)	10.72	7.51	20,758	1.06	†	0.44	†	13

SA T. Rowe Price VCP Balanced Portfolio — Class 1
09/26/16#- 01/31/17	10.68	0.03	0.25	0.28	(0.04)	—	(0.04)	10.92	2.65	103	0.90	†	0.82	†	45
01/31/18	10.92	0.15	2.25	2.40	(0.01)	(0.04)	(0.05)	13.27	22.00	125	0.88	(2)	1.24	(2)	50

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/25/16#- 1/31/2016	10.00	0.00	0.08	0.08	—	—	—	10.08	0.80	13,572	1.15	†	(0.09	)†	1
01/31/17	10.08	0.07	0.80	0.87	(0.04)	—	(0.04)	10.91	8.62	686,255	1.15		0.67		45
01/31/18	10.91	0.11	2.25	2.36	(0.00)	(0.04)	(0.04)	13.23	21.69	1,268,730	1.12	(2)	0.96	(2)	50

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
Portfolio	1/16		1/17		1/18		1/16		1/17		1/18
SA T. Rowe Price Asset Allocation Growth Class 1	—%		—%		3.13	%†	—%		—%		(1.63	)%†
SA T. Rowe Price Asset Allocation Growth Class 3	—		—		3.42	†	—		—		(1.91	)†
SA T. Rowe Price VCP Balanced Class 1	—		0.92	†	0.83	(2)	—		0.80	†	1.28	(2)
SA T. Rowe Price VCP Balanced Class 3	15.65	†	1.27		1.08	(2)	(14.58	)†	0.55		1.00	(2)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/18
SA T. Rowe Price VCP Balanced Class 1	0.00%
SA T. Rowe Price VCP Balanced Class 3	0.00

See Notes to Financial Statements

587

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA VCP Dynamic Allocation Portfolio — Class 1@
09/26/16#- 01/31/17	$12.20	$0.13	$0.11	$0.24	$—	$—	$—	$12.44	1.97%	$102	0.21	%†(1)	3.16	%†(1)	20%
01/31/18	12.44	0.27	2.63	2.90	(0.16)	(0.29)	(0.45)	14.89	23.63	162	0.21	(1)	1.97	(1)	18

SA VCP Dynamic Allocation Portfolio — Class 3@
01/31/14	10.90	0.11	1.10	1.21	—	(0.02)	(0.02)	12.09	11.07	5,837,927	0.49		0.94		10
01/31/15	12.09	0.12	0.59	0.71	(0.07)	(0.09)	(0.16)	12.64	5.87	9,425,867	0.48		0.86		13
01/31/16	12.64	0.13	(1.13)	(1.00)	(0.12)	(0.10)	(0.22)	11.42	(7.99)	10,695,122	0.47		1.03		10
01/31/17	11.42	0.12	1.07	1.19	(0.18)	—	(0.18)	12.43	10.43	11,332,141	0.47	(1)	1.01	(1)	20
01/31/18	12.43	0.16	2.70	2.86	(0.15)	(0.29)	(0.44)	14.85	23.30	13,064,674	0.46	(1)	1.17	(1)	18

SA VCP Dynamic Strategy Portfolio — Class 1@
09/26/16#- 01/31/17	12.22	0.10	0.21	0.31	—	—	—	12.53	2.54	103	0.22	†(1)	2.32	†(1)	14
01/31/18	12.53	0.28	2.43	2.71	(0.16)	(0.28)	(0.44)	14.80	21.90	160	0.22	%(1)	2.04	%(1)	20

SA VCP Dynamic Strategy Portfolio — Class 3@
01/31/14	10.73	0.12	1.08	1.20	—	(0.00)	(0.00)	11.93	11.22	2,429,480	0.52	(1)	1.13	(1)	8
01/31/15	11.93	0.10	0.56	0.66	(0.05)	(0.00)	(0.05)	12.54	5.55	4,943,613	0.50		0.82		8
01/31/16	12.54	0.12	(1.06)	(0.94)	(0.09)	(0.01)	(0.10)	11.50	(7.49)	5,866,925	0.48		0.99		12
01/31/17	11.50	0.12	1.06	1.18	(0.17)	—	(0.17)	12.51	10.32	6,148,291	0.47	(1)	0.98	(1)	14
01/31/18	12.51	0.16	2.52	2.68	(0.15)	(0.28)	(0.43)	14.76	21.67	6,971,863	0.47	%(1)	1.15	%(1)	20

SA VCP Index Allocation Portfolio — Class 1
10/06/17#- 1/31/2018	10.00	0.03	0.91	0.94	(0.04)	(0.01)	(0.05)	10.89	9.46	109	0.28	%†(1)	0.79	%†(1)	2

SA VCP Index Allocation Portfolio — Class 3
10/06/17#- 1/31/2018	10.00	0.02	0.91	0.93	(0.03)	(0.01)	(0.04)	10.89	9.40	24,048	0.53	%†(1)	0.78	%†(1)	2

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	See Note 1
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income (Loss)
Portfolio	1/14	1/15	1/16	1/17		1/18		1/14	1/15	1/16	1/17		1/18
SA VCP Dynamic Allocation Class 1	—%	—%	—%	0.22	%†	0.22%		—%	—%	—%	3.15	%†	1.96%
SA VCP Dynamic Allocation Class 3	—	—	—	0.47		0.47		—	—	—	1.00		1.16
SA VCP Dynamic Strategy Class 1	—	—	—	0.23	†	0.23		—	—	—	2.31	†	2.03
SA VCP Dynamic Strategy Class 3	0.52	—	—	0.48		0.48		1.13	—	—	0.98		1.14
SA VCP Index Allocation Class 1	—	—	—	—		2.53	†	—	—	—	—		(1.46	)†
SA VCP Index Allocation Class 3	—	—	—	—		2.34	†	—	—	—	—		(1.03	)†

See Notes to Financial Statements

588

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA WellsCap Aggressive Growth Portfolio — Class 1@
01/31/14	$11.97	$(0.06)	$3.79	$3.73	$—	$—	$—	$15.70	31.16%	$93,531	0.85%	(0.43)%	89%
01/31/15	15.70	(0.06)	0.33	0.27	—	—	—	15.97	1.72	106,196	0.81	(0.37)	80
01/31/16	15.97	(0.07)	(1.38)	(1.45)	—	—	—	14.52	(9.08)	105,081	0.80	(0.45)	89
01/31/17	14.52	(0.04)	3.41	3.37	—	—	—	17.89	23.21	63,155	0.83	(0.25)	75
01/31/18	17.89	(0.09)	5.89	5.80	—	—	—	23.69	32.42	75,184	0.84	(0.44)	73

SA WellsCap Aggressive Growth Portfolio — Class 2@
01/31/14	11.86	(0.08)	3.76	3.68	—	—	—	15.54	31.03	3,773	1.00	(0.58)	89
01/31/15	15.54	(0.08)	0.32	0.24	—	—	—	15.78	1.54	3,322	0.96	(0.54)	80
01/31/16	15.78	(0.10)	(1.35)	(1.45)	—	—	—	14.33	(9.19)	2,918	0.95	(0.60)	89
01/31/17	14.33	(0.06)	3.35	3.29	—	—	—	17.62	22.96	2,970	0.98	(0.43)	75
01/31/18	17.62	(0.12)	5.81	5.69	—	—	—	23.31	32.29	3,313	0.99	(0.59)	73

SA WellsCap Aggressive Growth Portfolio — Class 3@
01/31/14	11.77	(0.09)	3.71	3.62	—	—	—	15.39	30.76	32,550	1.10	(0.68)	89
01/31/15	15.39	(0.10)	0.33	0.23	—	—	—	15.62	1.49	28,865	1.06	(0.63)	80
01/31/16	15.62	(0.11)	(1.34)	(1.45)	—	—	—	14.17	(9.28)	24,872	1.04	(0.69)	89
01/31/17	14.17	(0.08)	3.32	3.24	—	—	—	17.41	22.87	26,485	1.08	(0.53)	75
01/31/18	17.41	(0.14)	5.73	5.59	—	—	—	23.00	32.11	31,441	1.09	(0.69)	73

SA WellsCap Fundamental Growth Portfolio — Class 1
01/31/14	18.79	(0.03)	5.32	5.29	—	—	—	24.08	28.15	208,765	0.89	(0.14)	105
01/31/15	24.08	(0.05)	2.24	2.19	—	—	—	26.27	9.09	139,948	0.88	(0.22)	85
01/31/16	26.27	(0.06)	(0.77)	(0.83)	—	(4.73)	(4.73)	20.71	(3.60)	114,064	0.88	(0.23)	131
01/31/17	20.71	0.04	2.58	2.62	—	(1.94)	(1.94)	21.39	12.92	71,385	0.91	0.17	69
01/31/18	21.39	(0.05)	8.77	8.72	(0.07)	(1.28)	(1.35)	28.76	41.72	91,355	0.92	(0.21)	49

SA WellsCap Fundamental Growth Portfolio — Class 2
01/31/14	18.58	(0.05)	5.25	5.20	—	—	—	23.78	27.99	3,130	1.04	(0.24)	105
01/31/15	23.78	(0.09)	2.21	2.12	—	—	—	25.90	8.91	2,942	1.04	(0.37)	85
01/31/16	25.90	(0.09)	(0.77)	(0.86)	—	(4.73)	(4.73)	20.31	(3.78)	2,455	1.03	(0.38)	131
01/31/17	20.31	0.01	2.53	2.54	—	(1.94)	(1.94)	20.91	12.77	2,378	1.06	0.02	69
01/31/18	20.91	(0.09)	8.57	8.48	(0.03)	(1.28)	(1.31)	28.08	41.52	2,892	1.07	(0.35)	49

SA WellsCap Fundamental Growth Portfolio — Class 3
01/31/14	18.41	(0.07)	5.20	5.13	—	—	—	23.54	27.87	83,382	1.14	(0.34)	105
01/31/15	23.54	(0.11)	2.19	2.08	—	—	—	25.62	8.84	77,627	1.14	(0.47)	85
01/31/16	25.62	(0.11)	(0.76)	(0.87)	—	(4.73)	(4.73)	20.02	(3.86)	64,213	1.13	(0.47)	131
01/31/17	20.02	(0.01)	2.48	2.47	—	(1.94)	(1.94)	20.55	12.60	66,981	1.16	(0.08)	69
01/31/18	20.55	(0.11)	8.43	8.32	(0.01)	(1.28)	(1.29)	27.58	41.42	72,233	1.17	(0.44)	49

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA WellsCap Aggressive Growth Class 1	0.01%	0.01%	0.01%	0.02%	0.00%
SA WellsCap Aggressive Growth Class 2	0.01	0.01	0.01	0.02	0.00
SA WellsCap Aggressive Growth Class 3	0.01	0.01	0.01	0.02	0.00
SA WellsCap Fundamental Growth Class 1	0.01	0.01	0.01	0.01	0.00
SA WellsCap Fundamental Growth Class 2	0.01	0.01	0.01	0.01	0.00
SA WellsCap Fundamental Growth Class 3	0.01	0.01	0.01	0.01	0.00

See Notes to Financial Statements

589

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of SunAmerica Series Trust and Shareholders of each of the funds listed in the table below

Opinions on the Financial Statements

We have audited the financial statements and financial highlights of each of the funds listed in the table below (fifty of the funds constituting SunAmerica Series Trust, hereafter collectively referred to as the “Funds”) as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

SA AB Growth Portfolio (1)

SA AB Small & Mid Cap Value Portfolio (formerly Small & Mid Cap Value Portfolio) (1)

SA BlackRock VCP Global Multi Asset Portfolio (2)

SA Boston Company Capital Growth Portfolio (formerly Capital Growth Portfolio) (1)

SA Columbia Technology Portfolio (formerly Technology Portfolio) (1)

SA DFA Ultra Short Bond Portfolio (formerly Ultra Short Bond Portfolio) (1)

SA Dogs of Wall Street Portfolio (formerly “Dogs” of Wall Street Portfolio) (1)

SA Federated Corporate Bond Portfolio (formerly Corporate Bond Portfolio) (1)

SA Fixed Income Index Portfolio (3)

SA Fixed Income Intermediate Index Portfolio (4)

SA Franklin Foreign Value Portfolio (formerly Foreign Value Portfolio) (1)

SA Franklin Small Company Value Portfolio (formerly Small Company Value Portfolio) (1)

SA Goldman Sachs Global Bond Portfolio (formerly Global Bond Portfolio) (1)

SA Goldman Sachs Multi-Asset Insights Allocation Portfolio (4)

SA Index Allocation 60/40 Portfolio (3)

SA Index Allocation 80/20 Portfolio (3)

SA Index Allocation 90/10 Portfolio (3)

SA International Index Portfolio (3)

SA Invesco Growth Opportunities Portfolio (formerly Growth Opportunities Portfolio) (1)

SA Invesco VCP Equity-Income Portfolio (formerly VCPSM Value Portfolio) (2)

SA Janus Focused Growth Portfolio (1)

SA JPMorgan Balanced Portfolio (formerly Balanced Portfolio) (1)

SA JPMorgan Emerging Markets Portfolio (formerly Emerging Markets Portfolio) (1)

SA JPMorgan Equity-Income Portfolio (formerly Growth-Income Portfolio) (1)

SA JPMorgan Global Equities Portfolio (formerly Global Equities Portfolio) (1)

SA JPMorgan MFS Core Bond Portfolio (1)

SA JPMorgan Mid-Cap Growth Portfolio (formerly Mid-Cap Growth Portfolio) (1)

SA Large Cap Index Portfolio (formerly Equity Index Portfolio) (2)

SA Legg Mason BW Large Cap Value Portfolio (1)

SA Legg Mason Tactical Opportunities Portfolio (4)

SA MFS Blue Chip Growth Portfolio (formerly Blue Chip Growth Portfolio) (1)

SA MFS Massachusetts Investors Trust Portfolio (1)

SA MFS Telecom Utility Portfolio (formerly Telecom Utility Portfolio) (1)

SA MFS Total Return Portfolio (1)

SA Mid Cap Index Portfolio (3)

SA Morgan Stanley International Equities Portfolio (formerly International Diversified Equities Portfolio) (1)

SA Oppenheimer Main Street Large Cap Portfolio (formerly Equity Opportunities Portfolio) (1)

SA PIMCO VCP Tactical Balanced Portfolio (formerly VCP Total Return BalancedSM Portfolio) (2)

SA PineBridge High-Yield Bond Portfolio (formerly High-Yield Bond Portfolio) (1)

SA Putnam International Growth and Income Portfolio (formerly International Growth and Income Portfolio) (1)

SA Pyramis® Real Estate Portfolio (formerly Real Estate Portfolio) (1)

SA Schroders VCP Global Allocation Portfolio (2)

590

SA Small Cap Index Portfolio (3)

SA T. Rowe Price Asset Allocation Portfolio (4)

SA T. Rowe Price VCP Balanced Portfolio (2)

SA VCP Dynamic Allocation Portfolio (formerly SunAmerica Dynamic Allocation Portfolio) (2)

SA VCP Dynamic Strategy Portfolio (formerly SunAmerica Dynamic Strategy Portfolio) (2)

SA VCP Index Allocation Portfolio (4)

SA WellsCap Aggressive Growth Portfolio (formerly Aggressive Growth Portfolio) (1)

SA WellsCap Fundamental Growth Portfolio (formerly Fundamental Growth Portfolio) (1)

(1)	The statement of assets and liabilities, including the portfolio of investments, as of January 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended January 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2018
(2)	The statement of assets and liabilities, including the portfolio of investments, as of January 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended January 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein
(3)	The statement of assets and liabilities, including the portfolio of investments, as of January 31, 2018, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 6, 2017 (commencement of operations) through January 31, 2018
(4)	The statement of assets and liabilities, including the portfolio of investments, as of January 31, 2018, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 6, 2017 (commencement of operations) through January 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

March 29, 2018

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust, Seasons Series Trust and Anchor Series Trust) since at least 1986.

591

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2018 (unaudited)

At a meeting held on October 11, 2017, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“AB”), BlackRock Investment Management, LLC (“BlackRock”), Brandywine Global Investment Management, LLC (“Brandywine”), Columbia Management Investment Advisers, LLC (“Columbia”), Dimensional Fund Advisors LP (“DFA”), Federated Investment Management Company (“Federated”), FIAM LLC (“FIAM”), Franklin Advisory Services, LLC (“Franklin”), Goldman Sachs Asset Management International (“GSAMI”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JPMorgan”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), OppenheimerFunds, Inc. (“Oppenheimer”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Schroder Investment Management North America Inc. (“SIMNA”), Templeton Investment Counsel, LLC (“Templeton”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), The Boston Company Asset Management, LLC (“Boston Company”) and Wells Capital Management Incorporated (“WellsCap”) (collectively referred to as the “Subadvisers” and each a “Subadviser”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily

592

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2018 (unaudited) — (continued)

management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons,

593

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2018 (unaudited) — (continued)

including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” and “Performance Groups” that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether SAAMCo and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2017 from Broadridge and performance information as of June 30, 2017 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe. The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio’s investment objectives/strategies.

•	SA WellsCap Aggressive Growth Portfolio (subadvised by WellsCap). The Board considered that actual management fees were at the median and total expenses were below the median of its Expense Group.

The Board further noted that the Portfolio outperformed its benchmark index for the one-, three-, and five-year periods but was below that index for the ten-year period. The Board considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period.

•	SA JPMorgan Balanced Portfolio (subadvised by JPMorgan). The Board considered that actual management fees and total expenses were at the medians of its Expense Group.

The Board noted that the Portfolio performed below its benchmark index for the one-year period but outperformed that index for the three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group for the one-year period but above the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA MFS Blue Chip Growth Portfolio (subadvised by MFS). The Board considered that actual management fees and total expenses were below the medians of its Expense Group. The Board considered that the voluntary expense limitations of 0.85%, 1.00% and 1.10% for Class 1, Class 2, and Class 3 shares, respectively, would continue for another one-year period.

The Board noted that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance, including the fact that MFS had taken over as subadviser in October 2013.

•	SA Boston Company Capital Growth Portfolio (subadvised by Boston Company). The Board noted that actual management fees were above and total expenses were slightly above the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 0.73% of average daily net assets.

594

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2018 (unaudited) — (continued)

The Board noted that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that Boston Company had taken over as subadviser in May 2014.

•	SA Federated Corporate Bond Portfolio (subadvised by Federated). The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board noted that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods.

•	SA Dogs of Wall Street Portfolio (advised by SAAMCo). The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board noted that the Portfolio outperformed its benchmark index for the three-, five- and ten-year periods but performed below that index for the one-year period. The Board also noted that the Portfolio performed above the medians of its Performance Group for the three-, five- and ten-year periods but below the median for the one-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA JPMorgan Emerging Markets Portfolio (subadvised by JPMorgan). The Board considered that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 1.00% of average daily net assets.

The Board considered that the Portfolio outperformed its benchmark index for the one- and three-year periods but performed below that index for the five- and ten-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods but below the medians for the five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that performance had improved since JPMorgan took over as subadviser in January 2013.

•	SA Oppenheimer Main Street Large Cap Portfolio (subadvised by Oppenheimer). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the three-, five- and ten-year periods but performed below that index for the one-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the three- and ten-year periods but below the medians for the one- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Franklin Foreign Value Portfolio (subadvised by Templeton). The Board considered that actual management fees and total expenses were at the medians its Expense Group.

The Board considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period.

•	SA WellsCap Fundamental Growth Portfolio (subadvised by WellsCap). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-year period but performed below that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio performed at the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Goldman Sachs Global Bond Portfolio (subadvised by GSAMI). The Board noted that actual management fees were below and total expenses were slightly above the medians of its Expense Group.

The Board noted that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

595

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January 31, 2018 (unaudited) — (continued)

•	SA JPMorgan Global Equities Portfolio (subadvised by JPMorgan). The Board noted that actual management fees were at the median and total expenses were below the median of its Expense Group.

The Board considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and ten-year periods but below the median for the five-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA JPMorgan Equity-Income Portfolio (subadvised by JPMorgan). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the three-, five- and ten-year periods but below the median for the one-year period.

•	SA Invesco Growth Opportunities Portfolio (subadvised by Invesco). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods.

•	SA PineBridge High-Yield Bond Portfolio (subadvised by PineBridge). The Board noted that actual management fees and total expenses were below the median of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods but performed below that index for the ten-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period.

•	SA Morgan Stanley International Equities Portfolio (subadvised by MSIM). The Board noted that actual management fees were above and total expenses were slightly above the median of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and ten-year periods and slightly below the median for the five-year period. The Board took account of management’s discussion of the Portfolio’s performance and noted that a new portfolio management team at MSIM had taken over as subadviser in October 2014.

•	SA Putnam International Growth and Income Portfolio (subadvised by Putnam). The Board noted that actual management fees were above and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo and Putnam each agreed to waive 0.05% of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio performed slightly below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the benchmark and medians.

•	SA JPMorgan Mid-Cap Growth Portfolio (subadvised by JPMorgan). The Board considered that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, five- and ten-year periods but below that index for the three-year period. The Board also noted that the Portfolio performed at or above the medians of its Performance Group for the one-, five- and ten-year periods but below the median for the three-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Pyramis® Real Estate Portfolio (subadvised by FIAM). The Board noted that actual management fees were slightly above the median of its Expense Group and total expenses were below the median of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods but below that index for the ten-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods but below the medians for the five- and ten-year periods. The Board noted that FIAM had taken over as subadviser in October 2013.

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APPROVAL OF ADVISORY AGREEMENTS

January 31, 2018 (unaudited) — (continued)

•	SA AB Growth Portfolio (subadvised by AB). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•	SA BlackRock VCP Global Multi Asset Portfolio (subadvised by BlackRock). The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed below its benchmark index for the one-year period and the period since the Portfolio’s inception. The Board further considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Janus Focused Growth Portfolio (subadvised by Janus Capital Management, LLC (“Janus”)). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board noted that SAAMCo has added a contractual management fee cap of 0.75%.

The Board considered that the Portfolio performed above its benchmark index for the one-year period but below that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that Janus took over as the new subadviser effective June 30, 2016.

•	SA JPMorgan MFS Core Bond Portfolio (subadvised by JPMorgan and MFS). The Board noted that both actual management fees and total expenses were at the medians of its Expense Group. The Board noted that SAAMCo has contractually agreed to waive 0.10% of its investment advisory fee.

The Board considered that the Portfolio had performed above its benchmark index for the one- and ten-year periods but below that index for the three- and five-year periods. The Board also considered that the Portfolio performed at the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that JPMorgan and MFS took over management of the Portfolio in early 2015.

•	SA Large Cap Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees, and noted that SAAMCo has contractually agreed to waive 0.11% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.55% for Class 1 Shares would continue for another year.

The Board noted that the Portfolio performed slightly below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed slightly below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the benchmark and medians.

•	SA Legg Mason BW Large Cap Value Portfolio (subadvised by Brandywine). The Board noted that actual management fees were slightly above the median and total expenses were near the median of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo has contractually agreed to waive 0.05% of its investment advisory fee.

The Board considered that the Portfolio had outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio had performed above the medians of its Performance Group for the same periods.

•	SA MFS Massachusetts Investors Trust Portfolio (subadvised by MFS). The Board noted that actual management fees were slightly above the median and total expenses were below the median of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

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January 31, 2018 (unaudited) — (continued)

•	SA MFS Total Return Portfolio (subadvised by MFS). The Board noted that actual management fees were above and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one-year period and outperformed that index for the three-, five- and ten-year periods. The Board further considered that the Portfolio performed below the median of its Performance Group for the one-year period and above the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Schroders VCP Global Allocation Portfolio (subadvised by SIMNA). The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index for the one-year period and the period since the Portfolio’s inception. The Board further considered that the Portfolio performed above the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA T. Rowe Price VCP Balanced Portfolio (subadvised by T. Rowe Price). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio outperformed its benchmark index for the one-year period and performed below that index for the period since the Portfolio’s inception. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-year period and the period since inception.

•	SA Franklin Small Company Value Portfolio (subadvised by Franklin). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo had added a 0.05% advisory fee waiver.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and outperformed that index for the five- and ten-year periods. The Board also considered that the Portfolio performed at the median of its Performance Group for the five-year period and below the medians for the one-, three- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA AB Small & Mid Cap Value Portfolio (subadvised by AB). The Board noted that actual management fees were above and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the three-, five- and ten-year periods but below the median for the one-year period.

•	SA VCP Dynamic Allocation Portfolio (advised/subadvised by SAAMCo and AB). The Board noted that actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-year period but performed below that index for the three- and five-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one- and five-year periods but below that median for the three-year period. The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.

•	SA VCP Dynamic Strategy Portfolio (advised/subadvised by SAAMCo and AB). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-year period but performed below that index for the three-year period. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the median for the three-year period. The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.

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SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2018 (unaudited) — (continued)

•	SA Columbia Technology Portfolio (subadvised by Columbia). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo has been voluntarily waiving 0.10% of its advisory fee.

The Board noted that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods but performed below that index for the ten-year period. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period.

•	SA MFS Telecom Utility Portfolio (subadvised by MFS). The Board noted that actual management fees were slightly above and total expenses were above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses. The Board also considered the small size of the Portfolio relative to its peers.

The Board considered that the Portfolio outperformed its benchmark index for the one-, five- and ten-year periods but performed below that index for the three-year period. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-year period and at or above the medians for the three-, five- and ten-year periods.

•	SA DFA Ultra Short Bond Portfolio (subadvised by Dimensional Fund Advisors LP (“DFA”)). The Board noted that both actual management fees and total expenses were at the medians of its Expense Group.

The Board considered that the Portfolio performed under the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board noted that in May 2016 the Portfolio was converted to an ultra short bond fund and DFA became the new subadviser. The Board determined that performance prior to May 2016 does not reflect the Portfolio’s current strategy.

•	SA PIMCO VCP Tactical Balanced Portfolio (subadvised by PIMCO). The Board noted that actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio outperformed its benchmark index for the one-year period but performed below that index for the three-year period. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period but below that median for the three-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Invesco VCP Equity-Income Portfolio (subadvised by Invesco). The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.98% and 1.23% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-year period and performed below that index for the three-year period. The Board further considered that the Portfolio performed at the median of its Performance Group for the one-year period and below the median for the three-year period. The Board took account of management’s discussion of the Portfolio’s performance.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may

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January 31, 2018 (unaudited) — (continued)

also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York (“U.S. Life”) wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and U.S. Life, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer’s participants owning interest in shares of the Trust. The Board further considered that certain SAAMCo affiliates (i.e., AGL, U.S. Life and The Variable Annuity Life Insurance Company) provide services pursuant to certain agreements with the Trust and the Portfolios’ Rule 12b-1 Plans. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in

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January 31, 2018 (unaudited) — (continued)

connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

601

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 73	Trustee	2007 – Present	Retired (2003 – Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	75	Chairman/Director, The LECG Company (consulting services) (2006-2010).

Carl D. Covitz Age: 78	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973 – Present).	75	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 69	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003 – Present).	75	Director, Countrywide Bank (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012 – Present).

Gilbert T. Ray Age: 73	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000 – Present).	75	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (2002 - Present); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (2004 - Present); Director Diamond Rock Hospitality (financial — real estate) (2005 – Present); Director, Towers Watson & Co. (2010 – Present).

Allan L. Sher Age: 86	Trustee	1997 – Present	Retired Brokerage Executive (1992 – Present).	75	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 69	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc (2009-2010).	75	Director, GrandPoint Bank (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003 – Present); Director, Health Net, Inc. (health insurance) (2000-2016).
Interested Trustee

Peter A. Harbeck(2) Age: 64	Trustee	2014 – Present	President, CEO and Director, SAAMCo (1995 – Present); Director, AIG Capital Services, Inc. (“ACS”) (1993 – Present).	152	None.
Officers

John T. Genoy Age: 49	President	2007 – Present	Chief Financial Officer and Director, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 – Present).	N/A	N/A

Kathleen D. Fuentes Age: 48	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2006 – Present).	N/A	N/A

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TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)

Christopher C. Joe Age: 48	Chief Compliance Officer	2017-Present	Chief Compliance Officer, AIG Funds, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco Powershares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A

Gregory N. Bressler Age: 50	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005 – Present).	N/A	N/A

Gregory R. Kingston Age: 52	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014 – Present).	N/A	N/A

Shawn Parry Age: 45	Vice President and Assistant Treasurer	2014 – Present	Assistant Vice President, SAAMCo (2005 – 2014); Vice President, SAAMCo (2014 – Present).	N/A	N/A

Donna McManus Age: 57	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014 – Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

Matthew J. Hackethal Age: 46	Anti-Money Laundering Compliance Officer	2006 – Present	Acting Chief Compliance Officer (2016 - 2017); Chief Compliance Officer, SAAMCo (2007 – Present) and Vice President SAAMCO (2011 - Present).	N/A	N/A

†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (55 portfolios), the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Speciality Series (7 funds), VALIC Company I (34 funds), and VALIC Company II (15 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President and CEO and Director of SAAMCo, and Director of ACS.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

603

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust Portfolios is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2018.

During the year ended January 31, 2018, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Qualifying % for the Dividends Received Deduction
SA AB Growth Portfolio Class 1	$3.10	$0.02	$—	$3.08	100.00
SA AB Growth Portfolio Class 2	3.08	—	—	3.08	—
SA AB Growth Portfolio Class 3	3.08	—	—	3.08	—
SA AB Small & Mid Cap Value Portfolio Class 1	1.94	0.08	0.17	1.69	100.00
SA AB Small & Mid Cap Value Portfolio Class 2	1.91	0.05	0.17	1.69	100.00
SA AB Small & Mid Cap Value Portfolio Class 3	1.89	0.03	0.17	1.69	100.00
SA BlackRock VCP Global Multi Asset Portfolio Class 1	0.05	0.01	0.04	—	10.05
SA BlackRock VCP Global Multi Asset Portfolio Class 3	0.04	0.00	0.04	—	10.05
SA Boston Company Capital Growth Portfolio Class 1	0.21	0.05	—	0.16	100.00
SA Boston Company Capital Growth Portfolio Class 2	0.18	0.02	—	0.16	100.00
SA Boston Company Capital Growth Portfolio Class 3	0.17	0.01	—	0.16	100.00
SA Columbia Technology Portfolio Class 1	0.93	—	0.03	0.90	0.00
SA Columbia Technology Portfolio Class 2	0.93	—	0.03	0.90	0.00
SA Columbia Technology Portfolio Class 3	0.93	—	0.03	0.90	0.00
SA DFA Ultra Short Bond Portfolio Class 1	0.03	0.03	—	—	0.00
SA DFA Ultra Short Bond Portfolio Class 2	0.01	0.01	—	—	0.00
SA DFA Ultra Short Bond Portfolio Class 3	0.00	0.00	—	—	0.00
SA Dogs of Wall Street Portfolio Class 1	1.56	0.35	0.71	0.50	41.54
SA Dogs of Wall Street Portfolio Class 2	1.54	0.33	0.71	0.50	41.54
SA Dogs of Wall Street Portfolio Class 3	1.53	0.32	0.71	0.50	41.54
SA Federated Corporate Bond Portfolio Class 1	0.69	0.63	0.02	0.04	0.00
SA Federated Corporate Bond Portfolio Class 2	0.66	0.60	0.02	0.04	0.00
SA Federated Corporate Bond Portfolio Class 3	0.65	0.59	0.02	0.04	0.00
SA Fixed Income Index Portfolio Class 1	—	—	—	—	—
SA Fixed Income Index Portfolio Class 3	—	—	—	—	—
SA Fixed Income Intermediate Index Portfolio Class 1	—	—	—	—	—
SA Fixed Income Intermediate Index Portfolio Class 3	—	—	—	—	—
SA Franklin Foreign Value Portfolio Class 1	0.45	0.45	—	—	0.00
SA Franklin Foreign Value Portfolio Class 2	0.42	0.42	—	—	0.00
SA Franklin Foreign Value Portfolio Class 3	0.41	0.41	—	—	0.00
SA Franklin Small Company Value Portfolio Class 1	3.31	0.16	0.07	3.08	100.00
SA Franklin Small Company Value Portfolio Class 3	3.25	0.10	0.07	3.08	100.00
SA Goldman Sachs Global Bond Portfolio Class 1	0.34	0.34	—	—	0.00
SA Goldman Sachs Global Bond Portfolio Class 2	0.32	0.32	—	—	0.00
SA Goldman Sachs Global Bond Portfolio Class 3	0.31	0.31	—	—	0.00
SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	0.06	0.03	0.01	0.02	6.39
SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	0.05	0.02	0.01	0.02	6.39

604

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Qualifying % for the Dividends Received Deduction
SA Index Allocation 60/40 Portfolio Class 1	$0.18	$0.10	$0.05	$0.03	37.55
SA Index Allocation 60/40 Portfolio Class 3	0.16	0.08	0.05	0.03	37.55
SA Index Allocation 80/20 Portfolio Class 1	0.19	0.13	0.03	0.03	46.07
SA Index Allocation 80/20 Portfolio Class 3	0.17	0.11	0.03	0.03	46.07
SA Index Allocation 90/10 Portfolio Class 1	0.22	0.16	0.02	0.04	44.59
SA Index Allocation 90/10 Portfolio Class 3	0.19	0.13	0.02	0.04	44.59
SA International Index Portfolio Class 1	0.26	0.23	0.03	—	0.00
SA International Index Portfolio Class 3	0.24	0.21	0.03	—	0.00
SA Invesco Growth Opportunities Portfolio Class 1	0.30	—	—	0.30	—
SA Invesco Growth Opportunities Portfolio Class 2	0.30	—	—	0.30	—
SA Invesco Growth Opportunities Portfolio Class 3	0.30	—	—	0.30	—
SA Invesco VCP Equity-Income Portfolio Class 1	0.12	0.12	—	—	89.26
SA Invesco VCP Equity-Income Portfolio Class 3	0.11	0.11	—	—	89.26
SA Janus Focused Growth Portfolio Class 1	1.05	—	—	1.05	—
SA Janus Focused Growth Portfolio Class 2	1.05	—	—	1.05	—
SA Janus Focused Growth Portfolio Class 3	1.05	—	—	1.05	—
SA JPMorgan Balanced Portfolio Class 1	1.34	0.33	0.14	0.87	39.50
SA JPMorgan Balanced Portfolio Class 2	1.32	0.31	0.14	0.87	39.50
SA JPMorgan Balanced Portfolio Class 3	1.30	0.29	0.14	0.87	39.50
SA JPMorgan Emerging Markets Portfolio Class 1	0.16	0.16	—	—	0.00
SA JPMorgan Emerging Markets Portfolio Class 2	0.15	0.15	—	—	0.00
SA JPMorgan Emerging Markets Portfolio Class 3	0.15	0.15	—	—	0.00
SA JPMorgan Equity-Income Portfolio Class 1	2.57	0.77	0.03	1.77	100.00
SA JPMorgan Equity-Income Portfolio Class 2	2.51	0.71	0.03	1.77	100.00
SA JPMorgan Equity-Income Portfolio Class 3	2.48	0.68	0.03	1.77	100.00
SA JPMorgan Global Equities Portfolio Class 1	0.40	0.40	—	—	58.82
SA JPMorgan Global Equities Portfolio Class 2	0.37	0.37	—	—	58.82
SA JPMorgan Global Equities Portfolio Class 3	0.35	0.35	—	—	58.82
SA JPMorgan MFS Core Bond Portfolio Class 1	0.22	0.22	—	—	0.00
SA JPMorgan MFS Core Bond Portfolio Class 2 .	0.20	0.20	—	—	0.00
SA JPMorgan MFS Core Bond Portfolio Class 3	0.20	0.20	—	—	0.00
SA JPMorgan Mid-Cap Growth Portfolio Class 1	1.00	—	—	1.00	—
SA JPMorgan Mid-Cap Growth Portfolio Class 2	1.00	—	—	1.00	—
SA JPMorgan Mid-Cap Growth Portfolio Class 3	1.00	—	—	1.00	—
SA Large Cap Index Portfolio Class 1	0.57	0.33	0.05	0.19	82.05
SA Large Cap Index Portfolio Class 3	—	—	—	—	—
SA Legg Mason BW Large Cap Value Portfolio Class 1	1.17	0.40	—	0.77	100.00
SA Legg Mason BW Large Cap Value Portfolio Class 2	1.13	0.36	—	0.77	100.00
SA Legg Mason BW Large Cap Value Portfolio Class 3	1.11	0.34	—	0.77	100.00
SA Legg Mason Tactical Opportunities Portfolio Class 1	0.04	0.04	—	—	33.05
SA Legg Mason Tactical Opportunities Portfolio Class 3	0.03	0.03	—	—	33.05
SA MFS Blue Chip Growth Portfolio Class 1	0.35	0.09	—	0.26	100.00
SA MFS Blue Chip Growth Portfolio Class 2	0.33	0.07	—	0.26	100.00

605

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Qualifying % for the Dividends Received Deduction
SA MFS Blue Chip Growth Portfolio Class 3	$0.32	$0.06	$—	$0.26	100.00
SA MFS Massachusetts Investors Trust Portfolio Class	0.84	0.24	—	0.60	100.00
SA MFS Massachusetts Investors Trust Portfolio Class	0.81	0.21	—	0.60	100.00
SA MFS Massachusetts Investors Trust Portfolio Class	0.79	0.19	—	0.60	100.00
SA MFS Telecom Utility Portfolio Class 1	0.56	0.41	—	0.15	88.94
SA MFS Telecom Utility Portfolio Class 2	0.54	0.39	—	0.15	88.94
SA MFS Telecom Utility Portfolio Class 3	0.52	0.37	—	0.15	88.94
SA MFS Total Return Portfolio Class 1	1.62	0.51	0.05	1.06	45.37
SA MFS Total Return Portfolio Class 2	1.59	0.48	0.05	1.06	45.37
SA MFS Total Return Portfolio Class 3	1.57	0.46	0.05	1.06	45.37
SA Mid Cap Index Portfolio Class 1	0.16	0.09	0.07	0.00	52.93
SA Mid Cap Index Portfolio Class 3	0.14	0.07	0.07	0.00	52.93
SA Morgan Stanley International Equities Portfolio Class 1	0.12	0.12	—	—	0.00
SA Morgan Stanley International Equities Portfolio Class 2	0.11	0.11	—	—	0.00
SA Morgan Stanley International Equities Portfolio Class 3	0.10	0.10	—	—	0.00
SA Oppenheimer Main Street Large Cap Class 1	0.77	0.23	0.09	0.45	100.00
SA Oppenheimer Main Street Large Cap Class 2	0.73	0.19	0.09	0.45	100.00
SA Oppenheimer Main Street Large Cap Class 3	0.72	0.18	0.09	0.45	100.00
SA PIMCO VCP Tactical Balanced Portfolio Class 1	0.63	0.03	0.29	0.31	0.00
SA PIMCO VCP Tactical Balanced Portfolio Class 3	0.62	0.02	0.29	0.31	0.00
SA PineBridge High-Yield Bond Portfolio Class 1	0.55	0.55	—	—	0.00
SA PineBridge High-Yield Bond Portfolio Class 2	0.54	0.54	—	—	0.00
SA PineBridge High-Yield Bond Portfolio Class 3	0.54	0.54	—	—	0.00
SA Putnam International Growth and Income Portfolio Class 1	0.16	0.16	—	—	4.77
SA Putnam International Growth and Income Portfolio Class 2	0.15	0.15	—	—	4.77
SA Putnam International Growth and Income Portfolio Class 3	0.14	0.14	—	—	4.77
SA Pyramis® Real Estate Portfolio Class 1	2.57	0.45	0.52	1.60	1.01
SA Pyramis® Real Estate Portfolio Class 2	2.54	0.42	0.52	1.60	1.01
SA Pyramis® Real Estate Portfolio Class 3	2.53	0.41	0.52	1.60	1.01
SA Schroders VCP Global Allocation Portfolio Class 1	0.13	—	0.07	0.06	6.97
SA Schroders VCP Global Allocation Portfolio Class 3	0.13	—	0.07	0.06	6.97
SA Small Cap Index Portfolio Class 1	0.14	0.07	0.07	0.00	40.28
SA Small Cap Index Portfolio Class 3	0.12	0.05	0.07	0.00	40.28
SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	0.03	0.03	0.00	0.00	38.29
SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	0.03	0.03	0.00	0.00	38.29
SA T. Rowe Price VCP Balanced Portfolio Class 1	0.05	0.01	0.04	0.00	28.36
SA T. Rowe Price VCP Balanced Portfolio Class 3	0.04	0.00	0.04	0.00	28.36
SA VCP Dynamic Allocation Portfolio Class 1	0.45	0.16	0.12	0.17	27.77

606

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Qualifying % for the Dividends Received Deduction
SA VCP Dynamic Allocation Portfolio Class 3	$0.44	$0.15	$0.12	$0.17	27.77
SA VCP Dynamic Strategy Portfolio Class 1	0.44	0.16	0.05	0.23	42.45
SA VCP Dynamic Strategy Portfolio Class 3	0.43	0.15	0.05	0.23	42.45
SA VCP Index Allocation Portfolio Class 1	0.05	0.04	0.00	0.01	3.05
SA VCP Index Allocation Portfolio Class 3	0.04	0.03	0.00	0.01	3.05
SA WellsCap Aggressive Growth Portfolio Class 1	—	—	—	—	—
SA WellsCap Aggressive Growth Portfolio Class 2	—	—	—	—	—
SA WellsCap Aggressive Growth Portfolio Class 3	—	—	—	—	—
SA WellsCap Fundamental Growth Portfolio Class 1	1.35	0.07	—	1.28	100.00
SA WellsCap Fundamental Growth Portfolio Class 2	1.31	0.03	—	1.28	100.00
SA WellsCap Fundamental Growth Portfolio Class 3	1.29	0.01	—	1.28	100.00

Under the Internal Revenue Code Section 853 portfolios make an election to pass through foreign taxes paid to its shareholders. During the year ended January 31, 2018, foreign source income and foreign taxes passed through to shareholders are as follows:

	Foreign Taxes Passed Through	Foreign Source Income
SA Franklin Foreign Value Portfolio	$2,744,748	$31,843,978
SA International Index Portfolio	515,041	7,928,656
SA JPMorgan Emerging Markets Portfolio	1,070,869	10,389,283
SA Morgan Stanley International Equities Portfolio	993,851	12,831,760
SA Putnam International Growth and Income Portfolio	863,776	11,148,603

607

COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2018.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

608

AllianceBernstein L.P.

SA AB Growth Portfolio — Class 1

SA AB Growth Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	35.78%	35.59%	35.44%
5-year	19.25%	19.07%	18.96%
10-year	11.60%	11.43%	11.32%
Since Inception	10.64%	7.42%	10.50%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA AB Growth Portfolio — Class 1 shares posted a return of 35.78% for the 12-month period ending January 31, 2018, compared to a 34.89% return for the Russell 1000 Growth Index.

Equities surged to multi-year highs in 2017, a year of steady and consistent gains. After underperformance in 2016, growth stocks outperformed value stocks in 2017. January 2018 was a continuation of 2017, with robust equity markets and growth outperforming value.

Overall security selection contributed to performance mainly due to stock selection in the healthcare, consumer staples and technology sectors. Stock selection in the consumer discretionary sector detracted. Overall sector allocation had a negative effect on performance for the period. The Portfolio’s cash position and an overweight position in healthcare counteracted the positive effect of an overweight in technology and an underweight in real estate.

During the 12-month period, the Portfolio’s outperformance was due in part to healthcare and technology stocks, such as Intuitive Surgical and Adobe Systems. The Portfolio continues to hold robotics surgical equipment manufacturer Intuitive Surgical. Computer software company Adobe Systems outperformed after reporting record quarterly results during the period.

In contrast, Ulta Beauty and O’Reilly Automotive detracted from performance. Ulta Beauty, a salon and cosmetics retailer, underperformed over the period as sales growth slowed. O’Reilly Automotive underperformed earlier in 2017 and the holding has been sold.

609

AllianceBernstein L.P.

SA AB Small & Mid Cap Value Portfolio@ — Class 2

SA AB Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	14.54%	14.37%	14.21%
5-year	13.70%	13.54%	13.42%
10-year	N/A	10.21%	10.09%
Since Inception	14.55%	11.13%	11.73%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The Russell 2500® Value Index measures the performance of small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA AB Small & Mid Cap Value Portfolio — Class 2 shares posted a return of 14.37% for the 12-month period ending January 31, 2018, compared to a 11.14% return for the Russell 2500 Value Index.

Equity markets marched higher in 2017. After outperformance in 2016, value stocks lagged their growth counterparts in 2017, with the Russell 2500 Value Index and Russell 2500 Growth Index up 10.36% and 24.46%, respectively, for 2017. Large cap value outperformed smaller cap value in 2017, with the Russell 1000 Value Index up 13.66%. January 2018 proved to be a continuation of 2017, with equity markets up, growth outperforming value and large cap value outperforming smaller cap value.

Strong stock selection in the financials sector drove the Portfolio’s relative outperformance. An underweight position in the real estate sector also contributed to returns. The Portfolio’s technology and industrials holdings as well as an overweight position in the energy sector detracted from performance.

The leading contributor to performance for the period was homebuilder CalAtlantic Group, as shares rose as the company agreed to be acquired by fellow housing company Lennar. The leading detractor from performance was energy exploration and production company QEP Resources, whose shares were pressured amid investor concern over reduced production guidance and higher capital spending.

@	See Note 1

610

BlackRock Investment, LLC

SA BlackRock VCP Global Multi Asset Portfolio — Class 3

SA BlackRock VCP Global Multi Asset Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 3*
1-year	13.51%	13.28%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	9.83%	9.77%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.
[3]	The Bloomberg Barclays U.S. Treasury 7-10 year Index measures US dollar-denominated, fixed rate, nominal debt issued by the U.S. Treasury.
[4]	The Blended Index consists 45% Bloomberg Barclays U.S. Treasury 7-10 year Index, 27.5% S&P 500® Index and 27.5% MSCI EAFE Index (net).

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA BlackRock VCP Global Multi Asset Portfolio — Class 3 shares posted a return of 13.28% for the 12-month period ending January 31, 2018, compared to 26.41% for the S&P 500® Index, 27.60% for the MSCI EAFE Index, and 0.19% for the Bloomberg Barclays U.S Treasury 7-10 Year Index. The blended benchmark of 27.5% S&P 500® Index / 27.5% MSCI EAFE Index/ 45% Bloomberg Barclays U.S Treasury 7-10 Year Index returned 14.30%.

Active performance was driven by a combination of tactical asset allocation views and volatility control decisions. Tactical asset allocation added to performance over the period. In the first half of the year, the Portfolio benefited from an overweight exposure to the euro. Performance of this position was mixed during the first quarter of 2017. However, after Macron’s victory in the French presidential election in May, the euro appreciated strongly. In the second half of the year, the Portfolio benefited from an overweight to Japan, as Japanese equities outpaced the U.S. and other Asian equity markets during the fourth quarter. Japanese economic data was strong throughout 2017. The Portfolio’s underweight in U.S. duration in the five-year segment of the yield curve contributed positively during the fourth quarter when the U.S. yield curve flattened.

In terms of detractors, an overweight to European equities paired against an underweight to U.S. equities weighed on returns as U.S. equities outperformed their European counterparts. Additionally, the Portfolio’s underweight position in 30-year U.S. Treasuries detracted from performance in the fourth quarter, but contributed positively to returns in the first month of 2018 as yields rose sharply.

Volatility control management overall detracted as put options purchased to protect the Portfolio from sudden market drawdowns decreased in value as the underlying equity index (the S&P 500® Index) rose over the course of the year.

The Portfolio used derivatives to adjust equity risk during the period. Overall, the Portfolio’s use of equity futures contributed positively to performance while the use of put options detracted.

611

The Boston Company Asset Management, LLC

SA Boston Company Capital Growth Portfolio@ — Class 1

SA Boston Company Capital Growth Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	28.09%	27.87%	27.71%
5-year	14.19%	14.04%	13.90%
10-year	7.93%	7.77%	7.66%
Since Inception	4.02%	5.42%	9.29%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Boston Company Capital Growth Portfolio — Class 1 shares posted a return of 28.09% for the 12-month period ending January 31, 2018, compared to a 34.89% return for the Russell 1000 Growth Index.

Global equities posted robust results during the past 12 months as lead economic indicators beat expectations. The Portfolio maintains a relatively neutral sector exposure, ultimately enabling stock selection to drive Portfolio results.

On a sector basis, health care, consumer discretionary and energy detracted. The Portfolio’s lack of exposure to real estate supported relative results. Positioning in information technology also contributed. In information technology, Square, Inc. contributed to relative performance posting positive first- and second-quarter results, which drove estimates higher. Stock selection among software companies also contributed. In biotechnology, shares of Celgene Corporation and TESARO, Inc. lagged. The holdings in health care equipment & supplies also lagged the benchmark.

FAAAM stocks (Facebook, Amazon, Apple, Alphabet, Microsoft) saw gains, and these represent a significant percentage of the Russell 1000 Growth Index. The Portfolio’s underweight to Apple detracted from relative performance.

@	See Note 1

612

Columbia Management Investment Advisors, LLC

SA Columbia Technology Portfolio@ — Class 1

SA Columbia Technology Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	33.42%	33.21%	32.98%
5-year	22.63%	22.45%	22.34%
10-year	11.97%	11.83%	11.71%
Since Inception	-0.95%	4.41%	11.51%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.
[2]	The MSCI World Information Technology IndexSM is a capitalization weighted index that monitors the performance of information technology stocks from around the world.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Columbia Technology Portfolio — Class 1 shares posted a return of 33.42% for the 12-month period ending January 31, 2018, compared to a 42.11% return for the MSCI World Information Technology Index and a 33.43% return for the Nasdaq Composite Index.

Using the GICs sectors of the S&P 500® and the MSCI EAFE indices as a proxy for domestic and international markets, the information technology sector returns were among the top performing sectors relative to other sectors of the market, and outperformed the returns of these broader indices for the measured period.

Security selection within the software, hardware and semiconductor industries was the primary driver of underperformance during the period. Also detracting from relative performance was a small cash position which acted as a headwind in a rising equity market. Contributing to relative returns was security selection and an underweight position to the electronic equipment instruments & components industry.

From a country perspective, stock selection in the United States was the primary detractor from relative performance. There were no significant contributors to relative performance from a country perspective.

Security selection was the primary driver to relative underperformance. Holdings Synaptics, Tivo and Electronics for Imaging all posted negative returns for the period and detracted from the Portfolio’s return. Positions in Lam Research and Micron Technology posted positive returns for the period which helped the Portfolio’s performance. Not holding a position in IBM, which underperformed the Index, also contributed to relative returns for the period.

@	See Note 1

613

Dimensional Fund Advisers L.P.

SA DFA Ultra Short Bond Portfolio@ — Class 1

SA DFA Ultra Short Bond
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	0.51%	0.42%	0.32%
5-year	-0.03%	-0.18%	-0.28%
10-year	0.00%	-0.15%	-0.24%
Since Inception	2.23%	0.83%	0.65%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	Effective May 1, 2016, the Portfolio added its benchmark index, the BofA Merrill Lynch 6-Month U.S. Treasury Bill Index. The BofA Merrill Lynch 6-Month U.S. Treasury Bill Index is comprised of a single issue purchased at beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. Performance for periods prior to May 1, 2016 reflects results when the Portfolio was managed as a money market fund. As a result, prior to May 1, 2016, the Portfolio did not have a benchmark index.
[2]	The ICE BofA Merrill Lynch 6-Month U.S. Treasury Bill Index is comprised of a single issue purchased at beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue.

(Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA DFA Ultra Short Bond Portfolio — Class 1 shares posted a return of 0.51% for the 12-month period ending January 31, 2018, compared to a 0.99% return for the ICE BofA Merrill Lynch 6-Month U.S. Treasury Bill Index.

Throughout the period, the U.S. Treasury yield curve remained upwardly sloped, indicating positive expected term premiums. As such, the Portfolio was positioned towards the longer end of its eligible average maturity range. During the period, the Portfolio maintained an allocation to shorter- and longer-dated securities relative to the 6-month U.S. Treasury Bill benchmark. In general, the Portfolio’s allocation to shorter-dated securities contributed positively to relative performance, while its greater allocation to longer-dated securities detracted from relative performance. Relative to the U.S. Treasury-only benchmark, the Portfolio’s allocation to high-quality corporate bonds and floating-rate notes contributed positively to relative performance.

@	See Note 1

614

SunAmerica Asset Management, LLC

SA Dogs of Wall Street Portfolio@ — Class 1

SA Dogs of Wall Street Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	23.41%	23.28%	23.20%
5-year	16.43%	16.26%	16.14%
10-year	11.47%	11.30%	11.18%
Since Inception	7.71%	9.25%	10.68%
*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Dogs of Wall Street Portfolio — Class 1 shares posted a return of 23.41% for the 12-month period ending January 31, 2018, compared to a 26.41% return for the S&P 500® Index.

The SA Dogs of Wall Street is a rules-based quantitative fund. Stock selections are based on quantitative methods and reconstituted quarterly. The Portfolio’s quantitative model seeks out high quality individual stocks paying above-market-average dividend yields that meet its capitalization, independent ranking and other criteria.

Domestic equity indices advanced across the board during the 12-month period ended January 31, 2018, as all eleven S&P 500® industry groups posted positive gains. While the technology, financials, consumer discretionary, and healthcare sectors outperformed the S&P 500® Index, other groups lagged, most notably telecommunication services and energy.

During the period, the Portfolio’s focus on quality companies was not rewarded as companies that payed lower dividends and exhibited higher beta profiles outperformed.

With respect to sector weighting versus the Portfolio’s benchmark, the combination of stock selection and underweight allocation to the technology group was the primary driver of underperformance during the period. Not owning Amazon.com, Inc., Microsoft Corporation, and Apple Inc. negatively impacted performance. A consumer staples overweight and no exposure to financials also hindered performance, as did the underweight exposure and stock selection in the healthcare group.

Factors that enhanced results included holdings in the industrial, consumer discretionary, and energy groups. No exposure to real estate or utility groups was also beneficial.

For the period, top-performing investments on a relative basis included several consumer discretionary companies such as VF Corp., WW Grainger, Inc., Walmart, Inc., and Gap, Inc. Boeing Co. (industrials) also delivered strong results.

615

SunAmerica Asset Management, LLC

SA Dogs of Wall Street Portfolio@ — Class 1 — (continued)

Conversely, the list of leading detractors during the period was more broad-based and included General Electric Co. (industrials), Omnicom Group, Inc. (consumer discretionary), General Mills, Inc. (consumer staples), International Business Machines Corp. (technology), and CVS Health Corp. (consumer staples).

As of fiscal year-end, the average yield of the Portfolio holdings was 2.77% compared to 1.74% average yield of the S&P 500® constituents.

@	See Note 1

616

Federated Investment Management Company

SA Federated Corporate Bond Portfolio@ — Class 1

SA Federated Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	5.30%	5.12%	5.01%
5-year	4.09%	3.93%	3.84%
10-year	6.74%	6.58%	6.47%
Since Inception	6.32%	6.54%	6.49%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Bloomberg Barclays U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.
[2]	The Blended Index consists of 75% Bloomberg Barclays U.S. Credit Index and 25% the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.
[3]	The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Federated Corporate Bond Portfolio — Class 1 shares posted a return of 5.30% for the 12-month period ending January 31, 2018, compared to a 4.84% return for the Bloomberg Barclays U.S. Credit Index, a 6.60% return for the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, and a 5.28% return by the blended benchmark (75% Bloomberg Barclays U.S. Credit/25% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped).

Performance benefitted from having an overweight allocation to the high yield asset class. Additional positive contribution was achieved via the down-in-quality positioning within the investment grade asset class.

Individual security selection was a significant positive contributor. Positive selection contributors included positions in Intelsat Jackson, Goldman Sachs, Ortho-Clinical Diagnostics, and Electricite de France. Negative contributors included positions in Remington Outdoor Company, PetSmart, Bank of America and Petroleos Mexicanos (PEMEX). Duration positioning had a neutral impact to performance in the period. Yield curve positioning had a negative impact to performance. This was driven by positive contribution from the 2-year and 7-year key rates, which was more than offset by negative contribution from the 30-year key rate.

The use of derivatives as a tool to express the Portfolio’s overall duration and yield curve positioning had a negative absolute contribution to performance.

@	See Note 1

617

SunAmerica Asset Management, LLC

SA Fixed Income Index Portfolio@ — Class 1

SA Fixed Income Index Portfolio+
Average Annual Total Returns as of 1/31/18
	Class 1*		Class 3*
1-year	N/A		N/A
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	1.50%	+	1.20%	+
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
+	Cumulative return. Portfolio in existence less than one year.

[1]	The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Fixed Income Index Portfolio — Class 1 shares posted a return of 1.50% for the February 6, 2017 (fund inception) to January 31, 2018 period, compared to a 2.71% return for the Bloomberg Barclays U.S. Government/Credit Bond Index.

The SA Fixed Income Index Portfolio was launched on February 6, 2017. The Portfolio is passively managed to match the Bloomberg Barclays U.S. Government/Credit Bond Index before expenses.

For the period, security selection in the agency subsector was the biggest detractor to performance. Losses were partially offset by the Portfolio’s allocation to cash, which contributed positively to performance. Security selection in the corporate category, particularly among financials, was also beneficial.

With respect to duration, positioning in the 3- to 5-year maturity bucket was the primary driver of underperformance. Security selection among investments with maturities greater than 10 years also negatively impacted results. On the other hand, the Portfolio’s allocation to shorter-term maturities (0- to 1-year and 1- to 3-year) was beneficial, as was security selection in the 5- to 7-year bucket.

In terms of individual holdings, top contributors to performance included Walmart, Marathon Petroleum, Bank of America, and Microsoft. Conversely, notable laggards include FNMA, Aetna, Chevron, and Public Services Enterprise.

@	See Note 1

618

Templeton Investment Counsel, LLC

SA Franklin Foreign Value Portfolio@ — Class 2

SA Franklin Foreign Value Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	22.20%	22.10%	21.98%
5-year	6.28%	6.13%	6.03%
10-year	N/A	2.45%	2.34%
Since Inception	8.39%	7.01%	7.57%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The MSCI EAFE Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Franklin Foreign Value Portfolio — Class 2 shares posted a return of 22.10% for the 12-month period ending January 31, 2018, compared to 27.60% return for the MSCI EAFE (net) Index.

The global economy grew moderately during the 12 months under review. Global developed and emerging market stocks rose significantly, aided by price gains in oil and other commodities, generally upbeat economic data across regions, the European Central Bank’s extension of its monetary easing program, and investor optimism about pro-growth and pro-business policies in the United States. The prospects for reforms in the European Union with the election of Emmanuel Macron as France’s president, encouraging corporate earnings reports and the passage of a U.S. tax reform bill also supported global stocks.

Key detractors from the Portfolio’s performance relative to the Index included stock selection and an overweight allocation in the health care sector, as well as security selection in the energy sector. Within health care, Israel-based pharmaceuticals firm Teva Pharmaceutical Industries hindered relative results, while United Kingdom energy equipment and services firm Petrofac detracted from performance in the energy sector. Stock selection and an underweighted position in the industrials sector also hurt relative results. Within the sector, Japan-based industrial conglomerate Toshiba detracted from performance. In country terms, stock selection in the United Kingdom hindered relative results, as did positioning in Israel and China.

Conversely, a major contributor to the Portfolio’s relative performance was the financials sector, due to stock selection. Within the sector, financial services provider Hana Financial Group (South Korea) performed well. In the industrials sector, German airline Deutsche

619

Templeton Investment Counsel, LLC

SA Franklin Foreign Value Portfolio@ — Class 2 — (continued)

Lufthansa benefited relative results. Other key contributors to relative performance included consumer electronics manufacturer Samsung Electronics (South Korea) and metals and mining company Sumitomo Metal Mining (Japan). In country terms, exposures to South Korea and Thailand benefited the Portfolio’s relative performance, as did stock selection in Norway.

@	See Note 1

620

Franklin Advisory Services, LLC

SA Franklin Small Company Value Portfolio@ — Class 1

SA Franklin Small Company Value Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 3*
1-year	10.66%	10.38%
5-year	11.27%	10.99%
10-year	8.82%	8.55%
Since Inception	9.63%	7.55%
*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Franklin Small Company Value Portfolio — Class 1 shares posted a return of 10.66% for the 12-month period ending January 31, 2018, compared to a 9.95% return for the Russell 2000 Value Index.

The global economy grew moderately during the 12 months under review. Global developed- and emerging-market stocks rose significantly, aided by price gains in oil and other commodities, generally upbeat economic data across regions, the European Central Bank’s extension of its monetary easing program, and investor optimism about pro-growth and pro-business policies in the United States. The prospects for reforms in the European Union with the election of Emmanuel Macron as France’s president, encouraging corporate earnings reports and the passage of a U.S. tax reform bill also supported global stocks.

Relative to the Russell 2000 Value Index, stock selection in the information technology (IT) sector aided Portfolio performance. The top IT contributors were MKS Instruments, and Versum Materials. An underweighted exposure and stock selection in the real estate sector, as well as stock selection in the consumer discretionary and telecommunication services sectors, also boosted performance. Brandywine Realty Trust, BRP, and Orbcomm were major contributors within those sectors, respectively.

Conversely, stock selection in the industrials sector detracted from the Portfolio’s relative performance. Spirit Airlines and Mueller Water Products hampered industrials sector performance. Health care, due to a combination of stock selection and an underweighted exposure, and materials, due to stock selection, also hindered relative Portfolio performance. Gerresheimer was a major health care sector detractor. OceanaGold and Detour Gold were detractors in the materials sector. The Portfolio’s cash position also hindered relative performance.

@	See Note 1

621

Goldman Sachs Asset Management International

SA Goldman Sachs Global Bond Portfolio@ — Class 1

SA Goldman Sachs Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	7.53%	7.31%	7.23%
5-year	0.79%	0.63%	0.54%
10-year	2.73%	2.58%	2.47%
Since Inception	5.03%	3.84%	3.68%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The JPMorgan Global Government Bond (unhedged) Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Goldman Sachs Global Bond Portfolio — Class 1 shares posted a return of 7.53% for the 12-month period ending January 31, 2018, compared to a 7.27% return for the JPMorgan Global Government Bond (unhedged) Index.

The Portfolio’s active currency strategy was the biggest contributor towards positive excess returns over the period mainly due to the Portfolio’s emerging market currency exposures. The Portfolio’s positioning in the Czech Koruna and Polish Zloty performed positively. The Portfolio’s cross-sector strategy (sector selection) also contributed towards positive excess returns driven by exposures to asset-backed securities (ABS), collateralized loan obligations and mortgage-backed securities (MBS) credit.

In aggregate, the Portfolio’s bottom-up strategies contributed positively to performance driven by the Portfolio’s European curve steepener trades. Exposure to United Kingdom, Japanese and U.S. inflation protected securities also contributed positively. Within other selection strategies, securitized selection performed positively. This was driven by specific ABS and MBS selection. The Portfolio’s emerging market debt selection strategy however underperformed mainly due to the Portfolio’s positioning in Venezuelan and Chinese external sovereign debt.

The Portfolio’s country strategy detracted over the period mainly from relative value trades such as an overweight positioning in Canadian rates versus underweight U.S. and Australian rates along with an overweight positioning in European rates versus underweight U.S. rates and an overweight positioning in Australian rates versus U.S. rates.

The Portfolio utilizes derivatives for the purposes of efficient portfolio management and to hedge out undesired risks. For the period, the Portfolio’s use of credit default swaps negatively impacted performance.

@	See Note 1

622

SunAmerica Asset Management, LLC

SA Index Allocation 60/40 Portfolio@ — Class 3

SA Index Allocation 60/40 Portfolio+
Average Annual Total Returns as of 1/31/18
	Class 1*		Class 3*
1-year	N/A		N/A
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	14.73%	+	14.49%	+
*	Inception date for Class 1: 2/6/17; Class 3: 3/6/17.
+	Cumulative return. Portfolio in existence less than one year.
[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]	The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.
[4]	The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.
[5]	The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.
[6]	The Blended Index is comprised of 40% S&P 500® Index, 5% S&P MidCap 400 Index, 5% Russell 2000 Index, 10% MSCI EAFE Index (net) and 40% Bloomberg Barclays U.S. Government /Credit Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Index Allocation 60/40 Portfolio — Class 3 shares posted a return of 14.49% for the February 6, 2017 (fund inception) to January 31, 2018 period, compared to a 25.34% return for the S&P 500® Index, a 15.80% return for the Russell 2000 Index, a 16.26% return for the S&P MidCap 400® Index, a 26.89% return for the MSCI EAFE® Index (net), a 2.71% return for the Bloomberg Barclays U.S. Government/Credit Index, and a 15.12% return for the Blended Index consisting of 40% S&P 500® Index, 5% S&P Midcap 400® Index, 5% Russell 2000 Index, 10% MSCI EAFE Index, and 40% Bloomberg Barclays U.S. Government/Credit Index.

The SA Index Allocation 60/40 Portfolio was launched on February 6, 2017 as a fund-of-funds investing in equity and fixed income indexed portfolios.

The Portfolio was overweight equities on average during the period relative to the Blended Index, which contributed positively to performance as equity returns were substantially higher than fixed income returns.

623

SunAmerica Asset Management, LLC

SA Index Allocation 60/40 Portfolio@ — Class 3 — (continued)

Within equities, an underweight to mid-cap U.S. equities versus the Blended Index helped performance as the category lagged on a relative basis. An overweight to international equities relative to the Blended Index also had a positive impact on results as international equities performed strongly. The Portfolio’s underlying equity portfolios trailed their respective benchmarks during the period, detracting from relative returns.

Within fixed income, the Portfolio maintained a position in the SA Fixed Income Index Portfolio. A new position in the SA Fixed Income Intermediate Index Portfolio was initiated during the fourth quarter of 2017 to reduce the Portfolio’s interest rate risk. The underlying fixed income portfolios trailed their respective benchmarks during the period and detracted from relative returns.

@	See Note 1

624

SunAmerica Asset Management, LLC

SA Index Allocation 80/20 Portfolio@ — Class 3

SA Index Allocation 80/20 Portfolio+
Average Annual Total Returns as of 1/31/18
	Class 1*		Class 3*
1-year	N/A		N/A
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	19.32%	+	18.97%	+
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
+	Cumulative return. Portfolio in existence less than one year.
[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The Russell 2000 Index represents the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]	The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.
[4]	The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.
[5]	The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.
[6]	The Blended Index is comprised of 50% S&P 500® Index, 10% S&P MidCap 400 Index, 5% Russell 2000 Index, 15% MSCI EAFE Index (net) and 20% Bloomberg Barclays U.S. Government /Credit Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Index Allocation 80/20 Portfolio — Class 3 shares posted a return of 18.97% for the February 6, 2017 (fund inception) to January 31, 2018 period, compared to a 25.34% return for the S&P 500® Index, a 15.80% return for the Russell 2000 Index, a 16.26% return for the S&P MidCap 400® Index, a 26.89% return for the MSCI EAFE® Index (net), a 2.71% return for the Bloomberg Barclays U.S. Government/Credit Index, and a 19.40% return for the Blended Index consisting of 50% S&P 500® Index, 10% S&P Midcap 400® Index, 5% Russell 2000 Index, 15% MSCI EAFE Index, and 20% Bloomberg Barclays U.S. Government/Credit Index.

The SA Index Allocation 80/20 Portfolio was launched on February 6, 2017 as a fund-of-funds investing in equity and fixed income indexed portfolios.

625

SunAmerica Asset Management, LLC

SA Index Allocation 80/20 Portfolio@ — Class 3 — (continued)

The Portfolio was slightly overweight equities on average during the period relative to the Blended Index, which contributed positively to performance as equity returns were substantially higher than fixed income returns.

Within equities, an underweight to mid-cap U.S. equities versus the Blended Index helped performance as the category lagged on a relative basis. An overweight to international equities relative to the Blended Index also had a positive impact on results as international equities performed strongly. The Portfolio’s underlying equity portfolios trailed their respective benchmarks during the period, detracting from relative returns.

Within fixed income, the Portfolio maintained a position in the SA Fixed Income Index Portfolio. A new position in the SA Fixed Income Intermediate Index Portfolio was initiated during the fourth quarter of 2017 to reduce the Portfolio’s interest rate risk. The underlying fixed income portfolios trailed their respective benchmarks during the period and detracted from relative returns.

@	See Note 1

626

SunAmerica Asset Management, LLC

SA Index Allocation 90/10 Portfolio@ — Class 3

SA Index Allocation 90/10 Portfolio+
Average Annual Total Returns as of 1/31/18
	Class 1*		Class 3*
1-year	N/A		N/A
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	21.78%	+	21.53%	+
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
+	Cumulative return. Portfolio in existence less than one year.
[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The Russell 2000 Index represents the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]	The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.
[4]	The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.
[5]	The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.
[6]	The Blended Index is comprised of 55% S&P 500® Index, 10% S&P MidCap 400 Index, 5% Russell 2000 Index, 20% MSCI EAFE Index (net) and 10% Bloomberg Barclays U.S. Government /Credit Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Index Allocation 90/10 Portfolio — Class 3 shares posted a return of 21.53% for the February 6, 2017 (fund inception) to January 31, 2018 period, compared to a 25.34% return for the S&P 500® Index and a 15.80% return for the Russell 2000 Index, a 16.26% return for the S&P MidCap 400® Index, a 26.89% return for the MSCI EAFE® Index (net), a 2.71% return for the Bloomberg Barclays U.S. Government/Credit Bond Index, a 21.86% return for the Blended Index consisting of 55% S&P 500® Index, 10% S&P Midcap 400 Index, 5% Russell 2000 Index, 20% MSCI EAFE Index, and 10% Bloomberg Barclays U.S. Government/Credit Index.

The SA Index Allocation 90/10 Portfolio was launched on February 6, 2017 as a fund-of-funds investing in equity and fixed income indexed portfolios.

The Portfolio was slightly overweight equities on average during the period relative to the Blended Index, which contributed positively to performance as equity returns were substantially higher than fixed income returns.

627

SunAmerica Asset Management, LLC

SA Index Allocation 90/10 Portfolio@ — Class 3 — (continued)

Within equities, an underweight to mid-cap U.S. equities versus the Blended Index helped performance as the category lagged on a relative basis. An overweight to international equities relative to the Blended Index also had a positive impact on results as international equities performed strongly. The Portfolio’s underlying equity portfolios trailed their respective benchmarks during the period, detracting from relative returns.

Within fixed income, the Portfolio maintained a position in the SA Fixed Income Index Portfolio. A new position in the SA Fixed Income Intermediate Index Portfolio was initiated during the fourth quarter of 2017 to reduce the Portfolio’s interest rate risk. Underlying fixed income portfolios slightly trailed their respective benchmarks during the period and detracted from relative returns.

@	See Note 1

628

SunAmerica Asset Management, LLC

SA International Index Portfolio@ — Class 1

SA International Index Portfolio+
Average Annual Total Returns as of 1/31/18
	Class 1*		Class 3*
1-year	N/A		N/A
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	24.09%	+	23.73%	+
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
+	Cumulative return. Portfolio in existence less than one year.

[1]	The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA International Index Portfolio — Class 1 shares posted a return of 24.09% for the February 6, 2017 (fund inception) to January 31, 2018 period, compared to a 26.89% return for the MSCI EAFE (net) Index.

The SA International Index Portfolio was launched on February 6, 2017. The Portfolio is passively managed to match the MSCI EAFE Index before expenses.

For the reporting period, stocks advanced both in the U.S. and abroad as the S&P 500® and MSCI EAFE advanced 25.34% and 26.89%, respectively. With respect to geographic regions among MSCI EAFE constituents, Austria, Italy and Ireland led the market higher, while Luxembourg, Israel, and New Zealand were the most notable laggards.

In terms of holdings, Nestle S.A., HSBC Holdings PLC, Novo Nordisk A/S Class B, Novartis AG, and Allianz SE were top contributors during the period. At the other end of the spectrum, Teva Pharmaceuticals Industries Limited, Hennes & Mauritz AB Class B, WPP PLC, Shire PLC, and Altice N.V. Class A were the principal detractors.

@	See Note 1

629

Invesco Advisers, Inc.

SA Invesco Growth Opportunities Portfolio@ — Class 1

SA Invesco Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	25.64%	25.53%	25.27%
5-year	12.70%	12.54%	12.42%
10-year	8.79%	8.64%	8.53%
Since Inception	2.65%	5.52%	10.38%
*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Invesco Growth Opportunities Portfolio — Class 1 shares posted a return of 25.64% for the 12-month period ending January 31, 2018, compared to a 24.90% return for the Russell 2000 Growth Index.

In contrast to 2016, U.S. large- and mid- cap stocks outpaced the returns for small cap stocks during the period. Large caps finished the period with a gain of roughly 28% for the year followed by mid cap stocks which were up roughly 20% and small cap stocks which were up roughly 17%. In terms of investment style, growth stocks solidly outperformed value across the market cap spectrum.

In this environment, the Portfolio posted strong relative performance and outperformed the Russell 2000 Growth Index. Relative to the benchmark, stock selection effects in the information technology, financials, and industrials sectors contributed positively to relative performance. Conversely, stock selection in the health care sector and a modest cash position detracted from relative performance. Notably, only one sector in the benchmark, energy, posted negative returns for the period and the Portfolio’s overweight position in the energy sector also detracted from performance. The performance drag created by the overweight position was partially offset by positive stock selection.

The primary contributor to the Portfolio’s relative performance against the benchmark was stock selection in the information technology sector. Examples of stocks in this sector that contributed to performance included Take-Two Interactive Software Inc., Costar Group Inc. and Interxion Holdings. In the financial sector, outperformance was again due primarily to stock selection. One notable standout was CBOE Global Markets.

The primary detractor from the Portfolio’s relative performance against the benchmark was stock selection in the health care sector. Detractors include Syneos Health and Tesaro Inc,

@	See Note 1

630

Invesco Advisers, Inc.

SA Invesco VCP Equity-Income Portfolio@ — Class 3

SA Invesco VCP Equity-Income Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 3*
1-year	13.67%	13.54%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	15.87%	8.51%
*	Inception date for Class 1: 9/26/16; Class 3: 5/1/13.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Invesco VCP Equity-Income Portfolio — Class 3 shares posted a return of 13.54% for the 12-month period ending January 31, 2018, compared to a 26.41% return for the S&P 500® Index and a 2.15% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 16.19%.

During the reporting period, U.S. stocks posted strong returns, measured by the S&P 500® Index. In terms of style investing, large growth stocks outperformed large value stocks by a large margin, as measured by the Russell 1000 Growth versus the Russell 1000 Value. U.S. bonds posted low single-digit returns as measured by the Bloomberg Barclays U.S. Aggregate Bond Index

Most S&P 500® sectors posted strong performance, with telecommunication services, utilities, energy and real estate being the only sectors posting single-digit performance. Within fixed income, high grade bonds, indicated by the Bloomberg Barclays U.S. Government/Credit Index, outperformed the Bloomberg Barclays U.S. Aggregate Bond Index.

Stock selection within equities versus the blended benchmark detracted the most to relative performance. Within equities, Citigroup, Bank of America and JPMorgan Chase were top contributors. Apache, Microsoft and Devon Energy were the top equity detractors.

The allocation to convertible securities, which is a non-benchmark allocation, posted positive performance, but detracted from relative performance. Security selection within fixed income detracted versus the benchmark. However, the material underweight allocation to fixed income helped performance, overall. Cash was a detractor versus the blended benchmark.

631

Invesco Advisers, Inc.

SA Invesco VCP Equity-Income Portfolio@ — Class 3 — (continued)

In the second quarter of 2017 the Portfolio began utilizing put options which had a negative impact on performance.

@	See Note 1

632

Janus Capital Management, LLC

SA Janus Focused Growth Portfolio — Class 1

SA Janus Focused Growth Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	34.31%	33.97%	33.92%
5-year	14.88%	14.70%	14.59%
10-year	8.67%	8.51%	8.40%
Since Inception	6.98%	7.80%	9.14%
*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Janus Focused Growth Portfolio — Class 1 shares posted a return of 34.31% for the 12-month period ending January 31, 2018, compared to a 34.89% return for the Russell 1000 Growth Index.

Within the Russell 1000 Growth Index, information technology [+45.2%] and industrials [+38.1%] were among the best performing sectors, while energy [1.2%] and consumer staples [13.9%] were among the weakest performing sectors.

The leading detractors from performance were primarily holdings within the health care sector, including Celgene Corp., Allergan PLC, and Dexcom, Inc. The Portfolio’s largest individual contributors to absolute returns during the period were led by Activision Blizzard, Inc., Amazon.com, Inc., and Alphabet, Inc.

Stock selection in the health care, industrials and financials sectors weighed on relative returns. Relative contributors were led by stock selection in the information technology and consumer discretionary sectors, along with the Portfolio’s underweight to the consumer staples sector.

633

J.P. Morgan Investment Management Inc.

SA JPMorgan Balanced Portfolio@ — Class 1

SA JPMorgan Balanced Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	16.50%	16.38%	16.23%
5-year	10.40%	10.23%	10.13%
10-year	7.60%	7.44%	7.34%
Since Inception	6.69%	5.31%	6.99%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000® Index.
[2]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[3]	The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
[4]	The Blended Index consists 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Balanced Portfolio — Class 1 shares posted a return of 16.50% for the 12-month period ending January 31, 2018, compared to 25.84% for the Russell 1000® Index, 26.41% for the S&P 500® Index, 2.15% for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark of 60% S&P 500® Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 16.19%.

The Portfolio is comprised of three sleeves: two complementary equity sleeves, one employing a fundamental research driven strategy and one employing a quantitative research driven strategy, and one fixed income sleeve. The Portfolio’s equity positioning drifted slightly above 60% for most of the year, which contributed to returns as equities outperformed bonds. Within the equity portion of the Portfolio, both sleeves outperformed their benchmark. The fixed income portion of the Portfolio outperformed its benchmark for the year as well.

The quantitative research driven equity sleeve outperformed the S&P 500® Index for the period. Stock selection drove outperformance. The largest stock contributors to performance were Boeing and General Electric, while the largest detractors were Ross Stores and Halliburton. The fundamental research driven equity sleeve also outperformed for the period. Sector allocation drove outperformance. The largest sector allocation contributors were REITs and media, while the largest sector allocation detractors were financial services and pharmaceutical/medical technology.

The Portfolio’s fixed income sleeve outperformed its benchmark during the period. The largest contributors to performance were corporate high yield and non-agency mortgage-backed securities (MBS) positioning, while the largest detractors included duration and curve positioning and Agency MBS holdings.

@	See Note 1

634

J.P. Morgan Investment Management Inc.

SA JPMorgan Emerging Markets Portfolio@ — Class 1

SA JPMorgan Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	44.22%	43.94%	43.91%
5-year	5.64%	5.47%	5.38%
10-year	1.89%	1.74%	1.64%
Since Inception	6.01%	9.83%	11.49%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The MSCI Emerging Markets IndexSM (net) measures the performance of companies representative of the market structure of 21 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Emerging Markets Portfolio — Class 1 shares posted a return of 44.22% for the 12-month period ending January 31, 2018, compared to a 41.01% return for the MSCI Emerging Markets Index (net).

The Portfolio outperformed the benchmark for the period driven primarily by positive stock selection, with country allocation also contributing to performance.

Stock selection was strongest in China, most notably driven by Geely Automobile. Additionally, exposure to Ping An, a life insurance company, aided performance. Stock selection in financials was also a leading contributor to returns. In addition to Ping An, Sberbank (Russia) and HDFC Bank (India) were leading contributors.

Country allocation was hindered by exposure to Russia, where the Portfolio is overweight. Among the leading detractors in the market were exposure to two energy companies, Lukoil and Rosneft. Additionally, stock selection in South Korea detracted from performance with the Portfolio’s holdings in Korea Electric Power and Celltrion being notable detractors.

@	See Note 1

635

J.P. Morgan Investment Management Inc.

SA JPMorgan Equity-Income Portfolio@ — Class 1

SA JPMorgan Equity-Income Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	22.93%	22.74%	22.58%
5-year	14.80%	14.63%	14.51%
10-year	8.81%	8.65%	8.54%
Since Inception	9.28%	6.26%	8.97%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Equity-Income Portfolio — Class 1 shares posted a return of 22.93% for the 12-month period ending January 31, 2018, compared to a 17.22% return for the Russell 1000 Value index.

The Portfolio outperformed the Russell 1000 Value Index for the period. Strong stock selection within the industrials sector was the top contributor to performance, led by the Portfolio’s position in Illinois Tool Works. The Portfolio’s underweight position in the energy sector was positive, as was stock selection within the sector. Stock selection in the energy sector was led by positions in Chevron and Occidental Petroleum.

Alternatively, stock selection in the consumer staples sector was the top detractor from performance, due in part to positions in Molson Coors Brewing and Kraft Heinz. Stock selection in the materials sector detracted, although the negative impact was offset by positive sector allocation due to the Portfolio’s overweight.

@	See Note 1

636

J.P. Morgan Investment Management Inc.

SA JPMorgan Global Equities Portfolio@ — Class 1

SA JPMorgan Global Equities Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	27.61%	27.50%	27.31%
5-year	11.52%	11.35%	11.24%
10-year	5.73%	5.58%	5.47%
Since Inception	6.87%	5.71%	8.78%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The MSCI World IndexSM (net) measures the performance of companies representative of the market structures of 24 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Global Equities Portfolio — Class 1 shares posted a return of 27.61% for the 12-month period ending January 31, 2018, compared to a 25.83% return for the MSCI World Index (net).

Market conditions were somewhat supportive for the Portfolio during the period as stocks characterized by select measures of growth (high price/earnings momentum) and quality (high return on invested capital) factors utilized in the Portfolio outperformed, boosting performance.

For the 12 months overall, stock selection in health care and utilities outperformed, while stock selection in consumer discretionary and materials detracted from performance. Underweight allocations to utilities and real estate also added value, while underweight allocations to materials and financials were negative. In terms of regions, stock selection in North America was the leading contributor, led by the Portfolio’s underweight position in General Electric and overweight position in AbbVie. Stock selection in Continental Europe also aided returns. Stock selection in Japan was a primary detractor, as the Portfolio’s overweight positions in Subaru and Nichirei hurt performance. Stock selection in the United Kingdom also detracted from performance.

@	See Note 1

637

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio — Class 1

SA JPMorgan MFS Core Bond Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	2.55%	2.50%	2.33%
5-year	1.56%	1.41%	1.30%
10-year	4.30%	4.14%	4.04%
Since Inception	6.30%	5.74%	6.57%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]	The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan MFS Core Bond Portfolio — Class 1 shares posted a return of 2.55% for the 12-month period ending January 31, 2018, compared to a 2.15% return for the Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio component managed by J.P. Morgan Investment Management Inc. performed in-line with the Bloomberg Barclays U.S. Aggregate Bond Index during the period. U.S. Treasury yields increased across the curve during the year, with the two-year yield ending the period up 94 basis points (bps) to 2.14% and the 10-year yield increased 25 bps to 2.71%. The Portfolio’s duration positioning was positive for performance. This was partly offset by the Portfolio’s yield curve positioning, a negative for performance.

The Portfolio’s agency mortgage-backed securities (MBS) outperformed mortgages in the benchmark, resulting in positive security selection in the sector. The Portfolio’s positioning within asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), was also positive to performance during the period. The Portfolio’s underweight to credit detracted from performance, although this was offset by positive security selection within the sector. The Portfolio ended the year with an underweight in Treasury debt, overweights in MBS, ABS and corporates, and a slight underweight in non-corporate credit. The Portfolio’s duration ended the year at 5.51 years compared to 6.00 years for the benchmark.

The Portfolio component managed by Massachusetts Financial Services Company outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the period. Asset allocation was a primary factor that contributed to performance relative to the Index. Notably, a greater exposure to and strong security selection within both the industrials and financial institutions sectors, and a less-than-benchmark exposure to the weak performing Treasury sector supported relative results. The Portfolio’s allocation to BB-rated securities, not represented within the benchmark, and an underweight exposure to AA-rated securities also aided relative performance. The Portfolio’s yield curve positioning, in particular along the long end of the curve, detracted from relative results.

638

J.P. Morgan Investment Management Inc.

SA JPMorgan Mid-Cap Growth Portfolio@ — Class 1

SA JPMorgan Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	31.83%	31.59%	31.42%
5-year	16.15%	15.99%	15.86%
10-year	10.72%	10.56%	10.45%
Since Inception	6.98%	4.84%	10.92%
*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Mid-Cap Growth Portfolio — Class 1 shares posted a return of 31.83% for the 12-month period ending January 31, 2018, compared to a 28.09% return for the Russell Midcap Growth Index.

The Portfolio outperformed the Russell Midcap Growth Index for the period. Technology was the best performing sector in the Index, returning 44.94% for the period.

Stock selection was the primary driver of outperformance over the period, with the technology and consumer discretionary sectors contributing the most. Stock selection in the financial services and producer durables sectors detracted from performance.

Positions in Kite Pharma, Inc., which was acquired by Gilead Sciences, Inc., and in Arista Networks, Inc. were top contributors to performance during the year. The Portfolio’s overweight positions in Range Resources Corp. and Intercept Pharmaceuticals, Inc. versus the benchmark detracted from performance.

As of January 31, 2018, the Portfolio’s largest overweight exposures were in the technology and consumer discretionary sectors. The largest underweight exposures were in the materials and processing and consumer staples sectors.

@	See Note 1

639

SunAmerica Asset Management, LLC

SA Large Cap Index Portfolio@ — Class 1

SA Large Cap Index Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 3*+
1-year	25.93%	N/A
5-year	15.37%	N/A
10-year	9.24%	N/A
Since Inception	6.17%	11.06%	+
*	Inception date for Class 1: 12/14/98; Class 3: 10/6/17
+	Cumulative return. Class 3 in existence less than one year.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Large Cap Index Portfolio — Class 1 shares posted a return of 25.93% for the 12-month period ending January 31, 2018, compared to a 26.41% return for the S&P 500® Index.

The Portfolio is passively managed to match the S&P 500® Index before expenses.

In terms of S&P 500® Index constituent groups, technology, financials, and consumer discretionary were the top-performing groups during the fiscal period, returning 43.02%, 29.79%, and 28.97%, respectively. Telecommunication services, energy, and utilities were the principal laggards, returning 1.81%, 6.58%, and 7.07%, respectively. The real estate, consumer staples, materials, and industrial groups also underperformed the S&P 500® Index.

Examples of top-contributing holdings during the annual period included Apple Inc., Microsoft Corporation, Amazon.com, Inc., Facebook, Inc., and JPMorgan Chase & Company. Portfolio laggards included General Electric Company, AT&T Inc., Schlumberger NV, Allergan plc, and Newell Brands.

@	See Note 1

640

Brandywine Global Investment Management, LLC

SA Legg Mason BW Large Cap Value Portfolio — Class 1

SA Legg Mason BW Large Cap Value Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	25.65%	25.46%	25.33%
5-year	14.56%	14.40%	14.28%
10-year	8.16%	8.00%	7.89%
Since Inception	10.59%	7.64%	10.10%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Legg Mason BW Large Cap Value Portfolio — Class 1 shares posted a return of 25.65% for the 12-month period ending January 31, 2018, compared to a 17.22% return for the Russell 1000 Value Index.

Growth oriented investing performed much better during the past twelve months; however, adhering to a lower valuation approach was a tail wind for the Portfolio. Both absolute and relative performance was positively impacted from holdings in the industrials sector. The sector had the largest contribution to excess returns driven by aerospace and defense companies. The Portfolio sold out of many of these holdings. The Portfolio also benefited from avoiding certain industrial conglomerates, such as General Electric which lost nearly half of its value.

Also aiding results was the Portfolio’s positioning in the energy sector. The poor performance in the energy sector during the period was driven by a drop in the price of oil in the first half of the period. The Portfolio sold out of some energy holdings and maintained a large, steady underweight in the sector. The only industry within the energy sector that performed well was oil refining and marketing, which the Portfolio was slightly overweight. Top contributing Portfolio holdings in the industry included Valero Energy Corporation and Marathon Petroleum Corporation.

641

Massachusetts Financial Services Company

SA MFS Blue Chip Growth Portfolio@ — Class 1

SA MFS Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	31.36%	31.19%	31.00%
5-year	16.77%	16.60%	16.46%
10-year	9.33%	9.17%	9.07%
Since Inception	3.43%	5.45%	8.77%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Blue Chip Growth — Class 1 shares posted a return of 31.36% for the 12-month period ending January 31, 2018, compared to a 34.89% return for the Russell 1000 Growth Index.

Stock selection in the health care, financial services and retailing sectors detracted from performance relative to the Russell 1000 Growth Index. Within the health care sector, not owning shares of pharmaceutical company Abbvie weighed on relative results. An overweight position in biopharmaceutical company Celgene further detracted from relative performance. Within the financial services sector, holdings of real estate services provider Realogy and insurance company MetLife weighed on relative results. Within the retailing sector, the timing of the Portfolio’s ownership in shares of athletic apparel retailer Lululemon Athletica and automotive replacement parts distributor AutoZone hampered relative results. An overweight position in shares of apparel retailer Urban Outfitters further weighed on relative returns.

Other top relative detractors during the reporting period included the Portfolio’s overweight position in omni-channel technology solutions provider NCR, not owning shares of digital and mobile payments services provider Paypal Holdings and an underweight position in internet TV show and movie subscription services provider Netflix.

Stock selection in both the technology and leisure sectors was a primary contributor to relative performance. Within the technology sector, the Portfolio’s overweight positions in computer graphics processors maker NVIDIA and software company Adobe Systems supported relative performance. An underweight position in shares of diversified technology products and services company International Business Machines also helped relative results. Within the leisure sector, the Portfolio’s overweight holdings of game software developer Take-Two Interactive, global lodging company Marriott International and video game maker Electronic Arts boosted relative performance. An underweight position in shares of diversified entertainment company Walt Disney further aided relative returns.

642

Massachusetts Financial Services Company

SA MFS Blue Chip Growth Portfolio@ — Class 1 — (continued)

Other notable contributors to relative performance included not owning shares of poor-performing diversified industrial conglomerate General Electric, an overweight position in shares of electronic payment processing services provider Total System Services and the Portfolio’s position in multinational retailer Best Buy.

@	See Note 1

643

Massachusetts Financial Services Company

SA MFS Massachusetts Investors Trust Portfolio — Class 1

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	26.91%	26.71%	26.58%
5-year	14.50%	14.31%	14.21%
10-year	9.33%	9.16%	9.05%
Since Inception	8.35%	7.18%	9.98%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of 26.91% for the 12-month period ending January 31, 2018, compared to a 26.41% return for the S&P 500® Index.

Security selection in the financial services sector strengthened performance relative to the S&P 500® Index during the reporting period. Within this sector, overweight positions in strong-performing global payments companies Visa and MasterCard lifted relative returns as shares of both companies outpaced the benchmark.

The combination of stock selection and an underweight position in the utilities & communications sector further supported relative results. Within this sector, not owning shares of telecommunication services provider AT&T and the Portfolio’s overweight position in broadcast and communication tower management firm American Tower contributed positively to relative performance.

Elsewhere, avoiding owning shares of poor-performing diversified industrial conglomerate General Electric and integrated oil and gas company Exxon Mobil helped relative returns. The Portfolio’s overweight positions in life sciences supply company Thermo Fisher Scientific, technology company Alphabet and custom IT consulting firm Cognizant Technology Solutions, as well holding shares of LVMH (France), also benefited relative performance.

During the reporting period, the Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, was a contributor to relative performance.

An underweight position in the strong-performing technology sector was a primary factor that detracted from relative performance during the reporting period. Within this sector, not owning shares of software giant Microsoft and computer graphics processors maker NVIDIA, in conjunction with an underweight position in Apple, hurt relative returns.

644

Massachusetts Financial Services Company

SA MFS Massachusetts Investors Trust Portfolio — Class 1 — (continued)

Weak security selection within the leisure sector also weighed on relative results. However, there were no individual stocks within this sector that were among the Portfolio’s largest relative detractors during the reporting period.

Stocks in other sectors that further dampened relative performance included overweight positions in commercial products manufacturer Newell Brands, oil field services company Schlumberger and snack food and beverage producer Mondelez International. Not holding shares of internet retailer Amazon.com and aerospace company Boeing, as well as owning shares of packaging products manufacturer Crown Holdings, also hindered relative returns.

The Portfolio’s cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the Portfolio strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rise, as measured by the Portfolio’s benchmark, holding cash hurts performance versus the benchmark, which has no cash position.

645

Massachusetts Financial Services Company

SA MFS Telecom Utility Portfolio@ — Class 1

SA MFS Telecom Utility Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	12.90%	12.76%	12.73%
5-year	7.88%	7.72%	7.62%
10-year	6.38%	6.22%	6.12%
Since Inception	6.23%	5.95%	9.37%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The S&P 500 Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.
[3]	The S&P Telecommunication Services Index is comprised of the companies listed in the telecommunications sectors of the S&P 400®, 500®, and 600® Indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Telecom Utility Portfolio — Class 1 shares posted a return of 12.90% for the 12-month period ending January 31, 2018, compared to a 7.29% return for the S&P 500 Utilities® Index and 26.41% for the S&P 500® Index.

Strong stock selection in the electric power industry was a primary contributor to performance relative to the S&P Utilities Index. The Portfolio’s holdings of electricity and gas distributor Enel (Italy), renewable energy company EDP Renovaveis and power generation company Dynegy aided relative results. In addition, underweight holdings of utility company PG&E, retail electric services provider Southern Company and gas company Scana also bolstered relative returns.

The Portfolio’s out-of-benchmark allocation to both the wireless communications and telephone services industries further benefited relative performance. Within the wireless communications industry, holding shares of broadcast and communication tower management firm American Tower and telecommunications services provider Cellnex Telecom (Spain) contributed to relative results. Within the telephone services industry, holdings of communications company Com Hem (Sweden) and telecommunications provider Hellenic Telecommunications Organisation (Greece) bolstered relative returns.

The Portfolio’s out-of-benchmark allocation to the natural gas pipeline industry was a primary detractor from relative performance. Within this industry, holding shares of natural gas transmission and distributor company Enbridge (Canada), oil transportation and storage company Plains GP Holdings and energy infrastructure company Kinder Morgan held back relative results.

The Portfolio’s out-of-benchmark allocation to the Energy-Independent industry also detracted from relative performance led by holdings of oil and natural gas company Anadarko Petroleum.

646

Massachusetts Financial Services Company

SA MFS Telecom Utility Portfolio@ — Class 1 — (continued)

Elsewhere, underweight positions in electricity provider NextEra, electricity and natural gas provider Public Service Enterprise Group and energy company Eversource Energy weakened relative performance. Additionally, holding shares of telecommunications company Frontier Communications and cable and telecommunications company Altice hindered relative results.

The Portfolio’s cash and/or cash equivalents position during the period detracted from relative performance. Under normal market conditions, the Portfolio strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when markets rise, as measured by the Portfolio’s benchmark, holding cash hurts performance versus the benchmark, which has no cash position. Currency forwards were used during the period. Forwards detracted from performance as the pound and euro appreciated against the U.S. dollar.

@	See Note 1

647

Massachusetts Financial Services Company

SA MFS Total Return Portfolio — Class 1

SA MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	13.67%	13.54%	13.38%
5-year	9.23%	9.06%	8.96%
10-year	6.64%	6.48%	6.37%
Since Inception	8.41%	6.24%	7.24%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
[3]	The Blended Index consists 40% Bloomberg Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Total Return Portfolio — Class 1 shares posted a return of 13.67% for the 12-month period ending January 31, 2018, compared to a 26.41% return for the S&P 500® Index and a 2.15% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 16.19%.

Within the equity portion of the Portfolio, a combination of an underweight allocation and, to a lesser extent, security selection in both the technology and retailing sectors detracted from performance relative to the S&P 500® Index. Within the technology sector, underweight positions in software giant Microsoft, computer and personal electronics maker Apple and technology company Alphabet dampened relative returns. Additionally, not owning shares of computer graphics processors maker NVIDIA further weighed on relative results. Within the retailing sector, not owning internet retailer Amazon.com hindered relative performance.

Weak stock selection in the health care sector also held back relative returns. Here, not owning pharmaceutical company Abbvie hampered relative results.

Other top relative detractors during the reporting period included the Portfolio’s overweight positions in automotive components supplier Johnson Controls International and insurance company MetLife. Additionally, an underweight position in aerospace company Boeing and not owning shares of internet TV show and movie subscription services provider Netflix also detracted from relative performance.

Within the fixed income portion of the Portfolio, out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector held back results relative to the Bloomberg Barclays U.S. Aggregate Bond Index. Additionally, the Portfolio’s cash and/or cash equivalents position during the period was also a detractor from relative performance.

648

Massachusetts Financial Services Company

SA MFS Total Return Portfolio — Class 1 — (continued)

Within the equity portion of the Portfolio, strong stock selection in the autos & housing sector benefited returns relative to the S&P 500® Index. Here, holdings of residential and commercial building materials manufacturer Owens Corning supported relative results.

An underweight allocation to the energy sector also helped relative results led by an underweight position in integrated oil and gas company Exxon Mobil.

Stock selection in the industrial goods & services sector further aided relative performance. Within this sector, not owning shares of diversified industrial conglomerate General Electric contributed to relative returns.

Other top relative contributors included underweight positions in telecommunication services provider AT&T, biopharmaceutical company Celgene, media conglomerate Walt Disney and household products maker Procter & Gamble. Additionally, the Portfolio’s overweight positions in financial services firms JPMorgan Chase, management consulting firm Accenture and multinational retailer Best Buy also supported relative results.

Within the fixed income portion of the Portfolio, strong stock selection in the industrials sector, in particular within “BBB”-rated securities, boosted relative performance. A combination of an overweight position and strong stock selection in the financial institutions sector bolstered relative returns. Additionally, underweight positions in both the treasuries and mortgage backed securities (MBS) agency fixed rate also aided relative results.

649

SunAmerica Asset Management, LLC

SA Mid Cap Index Portfolio@ — Class 1

SA Mid Cap Index Portfolio+
Average Annual Total Returns as of 1/31/18
	Class 1*		Class 3*
1-year	N/A		N/A
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	16.94%	+	16.60%	+
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
+	Cumulative return. Portfolio in existence less than one year.

[1]	The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Mid Cap Index Portfolio — Class 1 shares posted a return of 16.94% for the February 6, 2017 (fund inception) to January 31, 2018 period, compared to a 16.26% return for the S&P Midcap 400® Index.

The SA Mid Cap Index Portfolio was launched on February 6, 2017. The Portfolio is passively managed to match the S&P Midcap 400® Index before expenses.

During the reporting period, the market was led higher by information technology, health care, and industrials, each advancing in excess of 23%. Conversely, the telecommunication services, energy, and real estate sectors were the worst performing sectors in the S&P Midcap 400® Index, returning -42%, -14%, and -1%, respectively.

Examples of top-contributing holdings during the period include Take-Two Interactive Software Inc. (consumer discretionary), IPG Photonics Corporation (information technology), Cognex Corporation (information technology), ABIOMED, Inc. (health care), and Teleflex Incorporated (healthcare).

Portfolio laggards included Mallinckrodt (health care), Nabors Industries (energy), Frontier Communications Corporation Class B (telecommunication services), Southwestern Energy Company (energy), and QEP Resources (energy).

@	See Note 1

650

Morgan Stanley Investment Management Inc.

SA Morgan Stanley International Equities Portfolio@ — Class 1

SA Morgan Stanley International Equities Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	26.39%	26.20%	26.05%
5-year	6.18%	6.02%	5.90%
10-year	2.75%	2.60%	2.50%
Since Inception	3.87%	3.98%	7.03%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The MSCI EAFE Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Morgan Stanley International Equities — Class 1 shares posted a return of 26.39% for the 12-month period ending January 31, 2018, compared to a 27.60% return for the MSCI EAFE (net) Index.

The MSCI EAFE (net) Index finished the year up 27.6% in U.S. dollar (USD) terms, but up only 16.5% in local currency terms as the USD weakened against most major currencies throughout the year. Emerging markets (+41.0% USD, +34.1% local) outperformed developed markets partly due to the weaker U.S. dollar. The Eurozone advanced, finishing the year up 34.0% in USD terms, but just +16.4% in local currency terms, held back by by the strength of the euro. Japan (+25.0% USD, +21.2% local) also did well. The United Kingdom (+24.4% USD, +10.1% local) lagged, weighed down by sterling strength.

At the sector level within the Index, information technology (+41.6%), industrials (+32.5%) and materials (+31.9%) led the way over the year, while telecommunications (+12.6%) and health care (+19.3%) were the primary laggards.

The Portfolio’s largest contributor to relative performance was stock selection in consumer staples, specifically the Portfolio’s allocations to household and personal products (Shiseido and Unilever). Stock selection and allocation in information technology also contributed to performance, primarily due to the Portfolio’s non-index holding in Tencent performing strongly. Stock selection, an underweight to materials, and an overweight to health care detracted from relative performance, primarily due to Barrick Gold in materials and GlaxosmithKline in health care. The Portfolio remains overweight defensives versus cyclicals.

Through the use of short-term forward contracts, the Portfolio’s partial hedge out of the Japanese yen into U.S. dollars detracted on a relative basis and absolute basis.

@	See Note 1

651

OppenheimerFunds, Inc.

SA Oppenheimer Main Street Large Cap Portfolio@ — Class 1

SA Oppenheimer Main Street Large Cap Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	20.02%	19.82%	19.69%
5-year	14.23%	14.06%	13.95%
10-year	9.20%	9.03%	8.92%
Since Inception	8.22%	6.79%	9.50%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Oppenheimer Main Street Large Cap Portfolio — Class 1 shares posted a return of 20.02% for the 12-month period ending January 31, 2018, compared to a 25.84% return for the Russell 1000 Index.

During the period, the Portfolio underperformed the Russell 1000 Index. The Portfolio underperformed the Index within the industrials, health care, utilities, consumer discretionary, consumer staples, information technology and materials sectors. Stock selection was the primary driver of underperformance in these sectors, with the exception of information technology, where an underweight position detracted. The Portfolio outperformed the Index within the financials, energy, telecommunication services, and real estate sectors. Stock selection was the primary driver of outperformance in financials, energy, and telecommunication services. The Portfolio’s outperformance in real estate was driven by an underweight position.

Stocks that detracted from performance included General Electric (industrials), PG&E (utilities), and Amazon.com (consumer discretionary). General Electric underperformed this reporting period and recently underwent a CEO change. While largely anticipated, the company also announced a cut to the dividend. PG&E’s stock has been under pressure due to concerns that some of the company’s equipment may have played a role in some of the Northern California wildfires. The stock saw further pressure after the company announced they would be suspending the dividend to preserve cash for potential future liabilities. The Portfolio was underweight Amazon.com during the period and it performed well for the Index.

Holdings that contributed to relative performance this period included information technology stocks PayPal Holdings, Apple, and Alphabet. These stocks rallied in what was a strong year for the information technology sector, which was the best performing sector of the Index. Although the Portfolio underperformed in the information technology sector overall, overweight positions in PayPal, Apple, and Alphabet, resulted in outperformance.

@	See Note 1

652

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO VCP Tactical Balanced Portfolio@ — Class 3

SA PIMCO VCP Tactical Balanced Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1	Class 3*
1-year	19.25%	18.91%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	15.51%	7.93%
*	Inception date for Class 1: 9/26/16; Class 3: 5/1/13

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
[3]	The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.
[4]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[5]	The Blended Index is comprised of 40% S&P 500® Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net) and 5% Russell 2000 Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA PIMCO VCP Tactical Balanced Portfolio — Class 3 returned 18.91% for the period ending January 31, 2018, compared to 26.41% for the S&P 500® Index, 2.15% for the Bloomberg Barclays U.S. Aggregate Bond Index, 27.60% for the MSCI EAFE Index (net), 17.18% for the Russell 2000 Index, and a 15.94% return for the blended benchmark of 40% S&P 500® Index/ 40% Bloomberg Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index (net)/ 5% Russell 2000 Index.

Low volatility, high risk appetite, and generally stable market conditions characterized the majority of the year. With the CBOE Volatility Index (VIX) spending most of the period near historic lows, global equities and risk assets rallied. Amid the subdued volatility, the Portfolio maintained its near-max equity exposure throughout the period. An overweight to equities, obtained via exposure to S&P 500® index futures, was positive for absolute and relative performance as U.S. equities ended the period higher. Positive equity gains were partially offset by investment in S&P 500® put options, used to hedge against equity market shocks, as the S&P delivered positive returns every month of 2017.

653

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO VCP Tactical Balanced Portfolio@ — Class 3 — (continued)

The fixed income component of the Portfolio also contributed to performance. Exposure to the securitized sector, including Agency and non-Agency mortgage-backed securities contributed. U.S. duration and curve strategies, which were partially facilitated through the use of interest rate swaps, added to performance as defensive positioning in the front-end of the curve benefited from rising short-term rates. Outside the U.S., duration positioning within core Eurozone, more particular, French rates detracted from performance while a defensive stance in the U.K. contributed amid higher front-end yields. Lastly, within currencies, a long U.S. dollar bias versus the South Korean Won detracted from performance as the currency appreciated.

Derivatives were used in the Portfolio during the year and were instrumental in both hedging other Portfolio positions and obtaining specific exposures. On an absolute basis, equity swaps and equity futures contributed to performance and performed as expected. Equity options detracted from performance.

@	See Note 1

654

PineBridge Investments, LLC

SA PineBridge High-Yield Bond Portfolio@ — Class 1

SA PineBridge High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	8.30%	7.94%	8.05%
5-year	5.95%	5.81%	5.71%
10-year	6.61%	6.45%	6.35%
Since Inception	6.51%	7.15%	8.80%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The ICE BofA Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA PineBridge High-Yield Bond Portfolio — Class 1 shares posted a return of 8.30% for the 12-month period ending January 31, 2018, compared to a 6.74% return for the ICE BofA Merrill Lynch U.S. High Yield Master II Index.

High Yield Credit Spreads, as measured by the Option-Adjusted Spread on the ICE BofA Merrill Lynch U.S. High Yield Master II Index, rallied from 400 basis points to 329 basis points during the fiscal year which provided for a supportive market environment.

Sector selection had a positive impact on relative performance during the period. Contributions from an underweight allocation to wirelines and an overweight allocation to industrials had the greatest impact and more than offset the negative impact of an underweight allocation to pharmaceuticals and the drag of holding cash. Security selection contributed positively to relative performance during the period with the largest contributions coming from credits within retailers and finance companies.

@	See Note 1

655

Putnam Investment Management, LLC

SA Putman International Growth and Income Portfolio@ — Class 1

SA Putman International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	27.84%	27.50%	27.46%
5-year	6.82%	6.66%	6.55%
10-year	2.21%	2.06%	1.95%
Since Inception	4.78%	4.62%	7.05%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]	The MSCI EAFE Value Index (net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Putnam International Growth and Income Portfolio – Class 1 shares posted a return of 27.84% for the 12-month period ending January 31, 2018, compared to a 24.92% return for the MSCI EAFE Value (net) Index.

Global stock markets performed well over the period, driven by healthy, synchronized economic growth around the globe. In 2017, international equities outperformed U.S. equities, a reversal from the prior year. Though growth stocks were the leaders in international developed markets for most of the period, value stocks closed the gap somewhat as investors looked for more attractive opportunities.

On a sector level, Portfolio outperformance was driven predominately by stock selection. Sector allocation was modestly positive. Positions within financials (AIA Group, Eurazeo SA), information technology (Nintendo, TDK Corp), and telecommunication services (Com Hem Holdings, Vodafone) contributed to outperformance. The Portfolio’s overweight to health care was additive to performance. Top detractors for the period were WPP, Imperial Brands and Encana.

On a country level, strong stock selection contributed most to outperformance. Allocation impact was slightly positive. Selections within Japan, France and Australia were most beneficial. Selections within Canada, China and Finland detracted from performance for the period.

@	See Note 1

656

FIAM LLC (f/k/a Pyramis® Global Advisors, LLC)

SA Pyramis® Real Estate Portfolio@ — Class 1

SA Pyramis® Real Estate Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	1.71%	1.51%	1.44%
5-year	6.81%	6.64%	6.52%
10-year	4.85%	4.69%	4.58%
Since Inception	8.03%	8.73%	9.03%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The FTSE NAREIT Equity REITs Index is a free-floated adjusted, market capitalization-weighted index of U.S. Equity REITs.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Pyramis® Real Estate Portfolio — Class 1 shares posted a return of 1.71% for the 12-month period ending January 31, 2018, compared to a 0.71% return for the FTSE NAREIT Equity REITs Index.

The fundamental backdrop for REITs was generally favorable for the past twelve months as occupancy rates remained relatively high and net operating income growth continued to stay in positive territory supported by economic growth and limited new supply. Economic growth and employment gains continued to help support demand for commercial real estate properties.

Security selection and sector selection were both strong for the period. A modest average cash position of under 1% detracted from Portfolio performance by a small margin, given the positive market performance. Strong security selection in the specialty and industrial sectors, along with strong sector selection in the shopping centers sector were among the leading contributors to relative Portfolio performance. Modestly offsetting this was weak security and sector selection in the office, real estate-related, and regional malls sectors.

Among individual stocks, an out-of-benchmark or overweight position in DCT Industrial, Marriot, and Extra Space Storage were the leading contributors to relative Portfolio performance. An underweight in ProLogis and overweight positions in Urban Edge Properties and DDR Corporation were the leading detractors from relative Portfolio performance for the period.

@	See Note 1

657

Schroders Investment Management North America, Inc.

SA Schroders VCP Global Allocation Portfolio — Class 3

SA Schroders VCP Global Allocation Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 3*
1-year	15.82%	15.46%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	13.11%	12.87%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]	The MSCI World IndexSM (net) measures the performance of companies representative of the market structures of 24 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.
[2]	The Bloomberg Barclays U.S. Corporate Index measures investment Grade, fixed–rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US Industrial, utility and financial issuers.
[3]	The Blended Index consists 60% MSCI World Index (net) and 40% Bloomberg Barclays U.S. Corporate Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Schroders VCP Global Allocation Portfolio — Class 3 shares posted a return of 15.46% for the 12-month period ending January 31, 2018, compared to 25.83% for the MSCI World Index (net) and 5.08% for the Bloomberg Barclays U.S. Corporate Bond Index. The blended benchmark of 60% MSCI World Index (net) / 40% Bloomberg Barclays U.S. Corporate Bond Index returned 17.16%.

2017 was full of political noise, but ultimately, investors continued to push risky assets higher by focusing on the potential gains for corporate profits. In Europe, the populist movement continued to dominate political headlines, while in the U.K. there remained the question of Brexit.

The primary headwind to performance was the global core equity component of the Portfolio. Also detracting was the Portfolio’s underweight allocation to investment grade debt. The “risk on” environment helped credit assets, with the Bloomberg Barclays U.S. Corporate Bond Index ending the year up 5.08%. Key drivers of outperformance were overweight allocations to Japanese and emerging equities. Japanese equities had a strong year due to a weak Japanese yen and improving economic data such as GDP, inflation and employment. Across emerging markets equities, a weaker U.S. dollar was supportive to performance. U.S. equities were buoyed by President Trump’s plans for tax cuts, deregulation and infrastructure spending, and their implications for growth, also contributing to performance.

Derivatives were used in the Portfolio during the period and were instrumental in both hedging other Portfolio positions and obtaining specific exposures in an efficient and cost effective manner. Futures contributed to performance as well as currency forwards over the period.

658

SunAmerica Asset Management, LLC

SA Small Cap Index Portfolio@ — Class 1

SA Small Cap Index Portfolio+
Average Annual Total Returns as of 1/31/18
	Class 1*		Class 3*
1-year	N/A		N/A
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	17.94%	+	17.61%	+
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
+	Cumulative return. Portfolio in existence less than one year.

[1]	The Russell 2000 Index represents measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Small Cap Index Portfolio — Class 1 shares posted a return of 17.94% for the February 6, 2017 (fund inception) to January 31, 2018 period, compared to a 15.80% return for the Russell 2000 Index.

The SA Small Cap Index Portfolio was launched on February 6, 2017. The Portfolio is passively managed to match the Russell 2000 Index before expenses.

During the period, large-cap stocks outperformed small-cap stocks, and growth outperformed value across the capitalization spectrum. In terms of contributors, Nektar Therapeutics, Kite Pharma, Inc., bluebird bio, Inc., SAGE Therapeutics, Inc., and Exact Sciences Corporation were the most additive holdings during the period. At the other end of the spectrum, U.S. Silica Holdings, Inc., PDC Energy Inc., Finisar Corporation, Cardtronics PLC Class A, and Oasis Petroleum Inc. detracted the most from performance.

@	See Note 1

659

T. Rowe Price Associates, Inc.

SA T. Rowe Price VCP Balanced Portfolio — Class 3

SA T. Rowe Price VCP Balanced Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 3*
1-year	22.00%	21.69%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	18.13%	15.27%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
[3]	The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.
[4]	The Blended Index consists 35% Bloomberg Barclays U.S. Aggregate Bond Index , 19.5% MSCI EAFE Index (net) and 45.5% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA T. Rowe Price VCP Balanced Portfolio — Class 3 shares posted a return of 21.69% for the 12-month period ending January 31, 2018, compared to 26.41% for the S&P 500® Index, 27.60% for the MSCI EAFE Index (net), and 2.15% for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark of 45.5% S&P 500® Index/19.5% MSCI EAFE Index (net)/35% Bloomberg Barclays U.S. Aggregate Bond Index returned 17.66%.

The Portfolio’s equity positioning due to the volatility control overlay was the principal driver of relative outperformance during the period. The overlay component uses equity index and fixed income futures as primary tools to adjust the Portfolio’s net equity exposure and S&P 500® index put options to protect against equity market drawdowns. Over the period, equity futures contributed to absolute performance while the use of S&P 500® put options detracted. The Portfolio’s neutral allocation to equities is 65% and overall equity exposure may be increased or decreased based on forecasted volatility levels. The Portfolio benefitted from its overweight allocation to equities as volatility remained subdued and equity markets rallied to record levels over the period.

Within the core Portfolio, security selection within U.S. and international large-cap stocks contributed to relative performance. Performance was particularly strong within growth oriented equities, including companies such as Amazon.com, Alphabet and Alibaba. A diversifying allocation to real assets related equities detracted from relative performance as the sector underperformed both the S&P 500® Index and MSCI EAFE Index (net) over the period. However, a tactical underweight allocation to real assets related equities relative to its neutral target contributed to performance as the sector underperformed broader equities over the period.

660

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Allocation Portfolio@ — Class 3

SA VCP Dynamic Allocation Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 3*
1-year	23.63%	23.30%
5-year	N/A	8.06%
10-year	N/A	N/A
Since Inception	18.70%	8.34%
*	Inception date for Class 1: 9/26/16; Class 3: 1/23/12.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA VCP Dynamic Allocation Portfolio — Class 3 shares returned 23.30% during the 12-month period ended January 31, 2018, compared to the 26.41% return for the S&P 500® Index, 2.15% for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 16.19% return for the blended benchmark consisting of 60% S&P 500® Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust Portfolios, and an Overlay component which invests in cash, treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the overall Portfolio outperformed the blended benchmark due to outperformance of both the Fund-of-Funds and Overlay components.

Within the equity portion of the Fund-of-Funds component, returns were in-line with the S&P 500® Index. The Portfolio’s overweight to growth equity within domestic large caps boosted performance as growth was in favor during the period. The domestic equity underlying managers, in aggregate, outperformed their respective benchmarks which helped results. Exposure to non-U.S. equities aided performance primarily due to investments in emerging markets which significantly outperformed U.S. markets. Conversely, the Portfolio’s investments in U.S. small- and mid-cap equities and real estate hurt relative performance as these categories lagged the S&P 500® Index.

Within the fixed income portion of the Fund-of-Funds component, returns were stronger than the Bloomberg Barclays U.S. Aggregate Bond Index. Exposure to corporate credit aided relative performance during the period. This was slightly offset due to exposure to

661

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Allocation Portfolio@ — Class 3 — (continued)

underlying funds focused on higher quality and shorter duration bond sectors, both of which underperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the period. In aggregate, fixed income underlying funds outperformed their respective benchmarks, boosting relative results.

The Overlay component includes S&P 500® Index futures and options to manage net equity exposure. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60% to 65% over the long term. The Overlay component aided Portfolio performance relative to the blended benchmark during the period. In isolation, equity futures contributed to absolute returns and equity options detracted from returns.

@	See Note 1

662

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Strategy Portfolio@ — Class 3

SA VCP Dynamic Strategy Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 3*
1-year	21.90%	21.67%
5-year	N/A	7.83%
10-year	N/A	N/A
Since Inception	17.96%	8.56%
*	for Class 1: 9/26/16; Class 3: 7/16/12.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA VCP Dynamic Strategy Portfolio — Class 3 shares returned 21.67% during the 12-month period ended January 31, 2018, compared to the 26.41%% return for the S&P 500® Index, 2.15% for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 16.19% return for the blended benchmark consisting of 60% S&P 500® Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust Portfolios, and an Overlay component which invests in cash, treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the overall Portfolio outperformed the blended benchmark due to the outperformance of both the Fund-of-Funds and Overlay components.

The equity portion of the Fund-of-Funds component underperformed the S&P 500® Index. The Portfolio, by design, maintains an overweight to value equities. This overweight was reduced during the fiscal year. Despite this reduction, exposure to value oriented-equities was the primary detractor from results as value was significantly out of favor during the period. Additionally, exposure to small- and mid-cap equities and real estate hurt relative results as these categories lagged the S&P 500® Index. Conversely, exposure to international equities helped results as developed foreign equities outperformed domestic equities. Among underlying equity managers, domestic managers in aggregate outperformed their respective benchmarks. However, this was offset by underlying international equity managers who, in aggregate, underperformed their benchmarks.

663

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Strategy Portfolio@ — Class 3 — (continued)

The fixed income portion of the Fund-of-Funds component outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Exposure to corporate credit aided relative performance during the period. This was partially offset by exposure to underlying funds focused on higher quality and shorter duration bond sectors, both of which underperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the period.

The Overlay component includes S&P 500® Index futures and options to manage net equity exposure. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60% to 65% over the long term. The Overlay component aided Portfolio performance relative to the blended benchmark during the period. In isolation, equity futures contributed to absolute returns and equity options detracted from returns.

@	See Note 1

664

Wells Capital Management Incorporated

SA WellsCap Aggressive Growth Portfolio@ — Class 1

SA WellsCap Aggressive Growth Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	32.42%	32.29%	32.11%
5-year	14.63%	14.47%	14.34%
10-year	7.56%	7.41%	7.28%
Since Inception	6.57%	5.01%	8.34%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2500® Growth Index measures the performance of small to mid-cap growth segment of the U.S. equity universe. It includes Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA WellsCap Aggressive Growth Portfolio — Class 1 shares posted a return of 32.42% for the 12-month period ending January 31, 2018, compared to 27.65% for the Russell 2500 Growth Index.

Stock selection in information technology and consumer staples contributed to performance, as did an overweight to the information technology sector and underweight to the real estate sector. Stock selection in financials detracted from relative performance.

Within information technology, names such as Take-Two Interactive Software, Inc., Universal Display Corp., and MercadoLibre, Inc. performed strongly on both an absolute and relative basis. While the consumer staples sector was a weak-performer overall, Portfolio positioning, particularly in Constellation Brands, Inc., contributed to the Portfolio’s return. As the U.S. Federal Reserve continued to raise its target federal funds rate during the year, rate sensitive “bond proxy” stocks such as REITs continued to underperform, thereby rewarding the Portfolio’s underweight position.

Within the financial sector, SLM Corp. was the largest detractor from relative performance despite reporting earnings estimates in line with expectations due to concerns over lower than expected growth. Spirit Airlines, Inc. also weighed on relative performance in the industrials sector. During the period, share weakness was attributed to investor concerns over multiple factors such as aggressive price competition from United Airlines, ongoing labor negotiations, and adverse weather in the Florida market.

@	See Note 1

665

Wells Capital Management Incorporated

SA WellsCap Fundamental Growth Portfolio@ — Class 1

SA WellsCap Fundamental Growth Portfolio
Average Annual Total Returns as of 1/31/18
	Class 1*	Class 2*	Class 3*
1-year	41.72%	41.52%	41.42%
5-year	16.62%	16.44%	16.33%
10-year	9.24%	9.07%	8.97%
Since Inception	7.32%	5.41%	8.75%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA WellsCap Fundamental Growth Portfolio — Class 1 shares posted a return of 41.72% for the 12-month period ending January 31, 2018, compared to a 34.89% for the Russell 1000 Growth Index.

Stock selection in the information technology and consumer discretionary sectors as well positioning in consumer staples were the largest contributors to performance relative to the benchmark. Stock selection in health care and industrials were the main detractors from the Portfolio’s relative performance.

Security selection in information technology contributed to relative performance, particularly among IT services and internet services and software industries. Specific strength was visible in Tencent Holdings, Ltd., Nintendo Co., Ltd., PayPal Holdings, Inc., and Activision Blizzard, Inc., which were all meaningful contributors during the period. Within consumer discretionary, Amazon.com, Inc. added value to relative performance as the company continues to benefit from the powerful secular shift to online retail spending. Despite overall weakness in consumer staples as a whole, the Portfolio’s underweight as well as select positions such as Monster Beverage Corp. aided relative performance.

On the negative side, within healthcare Celgene Corp. was the largest detractor from relative performance due in part to lower than expected sales of its psoriasis treatment drug Otezla as well as the discontinuation of the Phase III trial for a drug to treat Crohn’s disease. Spirit Airlines, Inc. also weighed on relative performance in the industrials sector. During the period, share weakness was attributed to investor concerns over multiple factors such as aggressive price competition from United Airlines, ongoing labor negotiations, and adverse weather in the Florida market. The team exited the position during the 12 month period.

@	See Note 1

666

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

667

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411AR.14 (3/18)

Item 2.    Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended January 31, 2018, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.    Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2017	2018
(a) Audit Fees	$1,373,857	$1,762,803
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$224,305	$295,150
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2017	2018
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$139,171	$325,506

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2017 and 2018 were $392,476 and $647,111 respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 10, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: April 10, 2018